    As Filed with the Securities and Exchange Commission on April 14, 2014

                                                           File Nos. 333-102934
                                                                      811-09327

================================================================================

                                 UNITED STATES

                      SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 16

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                       Post-Effective Amendment No. 137

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                          (Exact Name of Registrant)

                        ALLSTATE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                               3100 Sanders Road
                          Northbrook, Illinois 60062
                                 847-402-5000
   (Address and Telephone Number of Depositor's Principal Executive Offices)

                               ANGELA K. FONTANA
                      Vice President, General Counsel and
                                   Secretary
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                          Northbrook, Illinois 60062
                    (Name and Address of Agent for Service)

                                   Copy to:

                                 ALLEN R. REED
                                Senior Counsel
                        Allstate Life Insurance Company
                         3100 Sanders Road, Suite J5B
                             Northbrook, IL 60062

Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on May 1, 2014 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[_] on ______________ pursuant to paragraph (a)(ii) of Rule 485

Title of Securities Being Offered: Units of interest in the Allstate Financial Advisors Separate Account I under deferred variable annuity contracts.

================================================================================

THE ALLSTATE VARIABLE ANNUITIES
(ALLSTATE VARIABLE ANNUITY, ALLSTATE VARIABLE ANNUITY - L SHARE)

ALLSTATE LIFE INSURANCE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE. TOPEKA, KS 66606-0001
MAILING ADDRESS: P.O. BOX 758566, TOPEKA, KS 66675-8566
TELEPHONE NUMBER: 1-800-457-7617
FAX NUMBER: 1-785-228-4584

                                                   PROSPECTUS DATED MAY 1, 2014

--------------------------------------------------------------------------------

Allstate Life Insurance Company ("ALLSTATE LIFE") has offered the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

   .   ALLSTATE VARIABLE ANNUITY

   .   ALLSTATE VARIABLE ANNUITY - L SHARE

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. These Contracts are no longer offered for new sales.


Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The investment alternatives include up to 3 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 59* variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Allstate Financial Advisors Separate Account I ("VARIABLE ACCOUNT"). Each Variable Sub-Account invests exclusively in shares of the following funds ("FUNDS"):


 MORGAN STANLEY VARIABLE INVESTMENT     FIDELITY(R) VARIABLE INSURANCE
   SERIES (CLASS Y)                       PRODUCTS (SERVICE CLASS 2)

 THE UNIVERSAL INSTITUTIONAL FUNDS,     FRANKLIN TEMPLETON VARIABLE INSURANCE
   INC. (CLASS II SHARES)                 PRODUCTS TRUST (CLASS 2)

 INVESCO VARIABLE INSURANCE FUNDS       GOLDMAN SACHS VARIABLE INSURANCE TRUST
   (SERIES II)
                                        PIMCO VARIABLE INSURANCE TRUST
 ALLIANCEBERNSTEIN VARIABLE PRODUCTS
   SERIES FUND, INC. (CLASS B)          PUTNAM VARIABLE TRUST (CLASS IB)

* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see page 42 for information about Variable Sub-Account or Portfolio liquidations, mergers, closures and name changes.

Each Fund has multiple investment Portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your Morgan Stanley Financial Advisor for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.


WE (Allstate Life) have filed a Statement of Additional Information, dated
May 1, 2014, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 88 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


--------------------------------------------------------------------------------------------------------
IMPORTANT  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES
 NOTICES   DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
           PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                               1     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                        PAGE
                   OVERVIEW
                   -----------------------------------------
                      Important Terms                     3
                   -----------------------------------------
                      Overview of Contracts               5
                   -----------------------------------------
                      The Contracts at a Glance           6
                   -----------------------------------------
                      How the Contracts Work             10
                   -----------------------------------------
                      Expense Table                      11
                   -----------------------------------------
                      Financial Information              15
                   -----------------------------------------
                   CONTRACT FEATURES
                   -----------------------------------------
                      The Contracts                      15
                   -----------------------------------------
                      Purchases                          18
                   -----------------------------------------
                      Contract Value                     19
                   -----------------------------------------
                      Investment Alternatives            42
                   -----------------------------------------
                        The Variable Sub-Accounts        42
                   -----------------------------------------
                        The Fixed Account Options        47
                   -----------------------------------------
                        Transfers                        51
                   -----------------------------------------
                      Expenses                           54
                   -----------------------------------------
                      Access to Your Money               59
                   -----------------------------------------
                      Income Payments                    61
                   -----------------------------------------
                      Death Benefits                     69
                   -----------------------------------------


                                                                 PAGE
          OTHER INFORMATION
          -----------------------------------------------------------
             More Information                                     76
          -----------------------------------------------------------
             Taxes                                                79
          -----------------------------------------------------------
             Annual Reports and Other Documents                   87
          -----------------------------------------------------------
          STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS   88
          -----------------------------------------------------------
          APPENDIX A - CONTRACT COMPARISON CHART                  89
          -----------------------------------------------------------
          APPENDIX B - MARKET VALUE ADJUSTMENT                    90
          -----------------------------------------------------------
          APPENDIX C - EXAMPLE OF CALCULATION OF INCOME
           PROTECTION BENEFIT                                     92
          -----------------------------------------------------------
          APPENDIX D - WITHDRAWAL ADJUSTMENT EXAMPLE-INCOME
           BENEFITS                                               93
          -----------------------------------------------------------
          APPENDIX E - WITHDRAWAL ADJUSTMENT EXAMPLE-DEATH
           BENEFITS                                               94
          -----------------------------------------------------------
          APPENDIX F - CALCULATION OF EARNINGS PROTECTION DEATH
           BENEFIT                                                95
          -----------------------------------------------------------
          APPENDIX G - WITHDRAWAL ADJUSTMENT EXAMPLE -
           TRUERETURN ACCUMULATION BENEFIT                        97
          -----------------------------------------------------------
          APPENDIX H - SUREINCOME WITHDRAWAL BENEFIT OPTION
           CALCULATION EXAMPLES                                   98
          -----------------------------------------------------------
          APPENDIX I - SUREINCOME PLUS WITHDRAWAL BENEFIT
           OPTION CALCULATION EXAMPLES                            99
          -----------------------------------------------------------
          APPENDIX J - SUREINCOME FOR LIFE WITHDRAWAL BENEFIT
           OPTION CALCULATION EXAMPLES                           101
          -----------------------------------------------------------
          APPENDIX K - ACCUMULATION UNIT VALUES                  105
          -----------------------------------------------------------


                               2     PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term.

                                                                    PAGE
       AB Factor                                                     21
       -----------------------------------------------------------------
       Accumulation Benefit                                          20
       -----------------------------------------------------------------
       Accumulation Phase                                            10
       -----------------------------------------------------------------
       Accumulation Unit                                             19
       -----------------------------------------------------------------
       Accumulation Unit Value                                       19
       -----------------------------------------------------------------
       Allstate Life ("We")                                           1
       -----------------------------------------------------------------
       Annuitant                                                     16
       -----------------------------------------------------------------
       Automatic Additions Program                                   18
       -----------------------------------------------------------------
       Automatic Portfolio Rebalancing Program                       53
       -----------------------------------------------------------------
       Beneficiary                                                   17
       -----------------------------------------------------------------
       Benefit Base (for the TrueReturn Accumulation Benefit
       Option)                                                       21
       -----------------------------------------------------------------
       Benefit Base (for the SureIncome Withdrawal Benefit Option)   30
       -----------------------------------------------------------------
       Benefit Base (for the SureIncome Plus Withdrawal Benefit
       Option)                                                       33
       -----------------------------------------------------------------
       Benefit Base (for the SureIncome For Life Withdrawal
       Benefit Option)                                               37
       -----------------------------------------------------------------
       Benefit Payment (for the SureIncome Withdrawal Benefit
       Option)                                                       29
       -----------------------------------------------------------------
       Benefit Payment (for the SureIncome Plus Withdrawal
       Benefit Option)                                               33
       -----------------------------------------------------------------
       Benefit Payment (for the SureIncome For Life Withdrawal
       Benefit Option)                                               36
       -----------------------------------------------------------------
       Benefit Payment Remaining (for the SureIncome Withdrawal
       Benefit Option)                                               29
       -----------------------------------------------------------------
       Benefit Payment Remaining (for the SureIncome Plus
       Withdrawal Benefit Option)                                    33
       -----------------------------------------------------------------
       Benefit Payment Remaining (for the SureIncome For Life
       Withdrawal Benefit Option)                                    36
       -----------------------------------------------------------------
       Benefit Year (for the SureIncome Withdrawal Benefit Option)   28
       -----------------------------------------------------------------
       Benefit Year (for the SureIncome Plus Withdrawal Benefit
       Option)                                                       32
       -----------------------------------------------------------------
       Benefit Year (for the SureIncome For Life Withdrawal
       Benefit Option)                                               36
       -----------------------------------------------------------------
       Co-Annuitant                                                  16
       -----------------------------------------------------------------
       *Contract                                                     15
       -----------------------------------------------------------------
       Contract Anniversary                                           7
       -----------------------------------------------------------------
       Contract Owner ("You")                                        15
       -----------------------------------------------------------------
       Contract Value                                                 7
       -----------------------------------------------------------------
       Contract Year                                                  8
       -----------------------------------------------------------------
       Dollar Cost Averaging Program                                 53
       -----------------------------------------------------------------
       Due Proof of Death                                            69
       -----------------------------------------------------------------
       Earnings Protection Death Benefit Option                      71
       -----------------------------------------------------------------
       Enhanced Beneficiary Protection (Annual Increase) Option      70
       -----------------------------------------------------------------


                                                                    PAGE
        Excess of Earnings Withdrawal                                71
        ----------------------------------------------------------------
        Fixed Account Options                                        48
        ----------------------------------------------------------------
        Free Withdrawal Amount                                       57
        ----------------------------------------------------------------
        Funds                                                         1
        ----------------------------------------------------------------
        Guarantee Option                                              7
        ----------------------------------------------------------------
        Guarantee Period Account                                     49
        ----------------------------------------------------------------
        Income Base                                                   7
        ----------------------------------------------------------------
        Income Plan                                                  61
        ----------------------------------------------------------------
        Income Protection Benefit Option                             64
        ----------------------------------------------------------------
        In-Force Earnings                                            71
        ----------------------------------------------------------------
        In-Force Premium                                             71
        ----------------------------------------------------------------
        Investment Alternatives                                      42
        ----------------------------------------------------------------
        IRA Contract                                                  7
        ----------------------------------------------------------------
        Issue Date                                                   10
        ----------------------------------------------------------------
        Market Value Adjustment                                      50
        ----------------------------------------------------------------
        Maximum Anniversary Value (MAV) Death Benefit Option         70
        ----------------------------------------------------------------
        Payout Phase                                                 10
        ----------------------------------------------------------------
        Payout Start Date                                            61
        ----------------------------------------------------------------
        Payout Withdrawal                                            63
        ----------------------------------------------------------------
        Portfolios                                                   77
        ----------------------------------------------------------------
        Qualified Contract                                           15
        ----------------------------------------------------------------
        Retirement Income Guarantee Options                          56
        ----------------------------------------------------------------
        Return of Premium ("ROP") Death Benefit                      69
        ----------------------------------------------------------------
        Rider Anniversary                                            19
        ----------------------------------------------------------------
        Rider Application Date                                       16
        ----------------------------------------------------------------
        Rider Date (for the TrueReturn Accumulation Benefit
        Option)                                                      20
        ----------------------------------------------------------------
        Rider Date (for the SureIncome Withdrawal Benefit Option)    29
        ----------------------------------------------------------------
        Rider Date (for the SureIncome Plus Withdrawal Benefit
        Option)                                                      32
        ----------------------------------------------------------------
        Rider Date (for the SureIncome For Life Withdrawal Benefit
        Option)                                                      36
        ----------------------------------------------------------------
        Rider Fee (for the TrueReturn Accumulation Benefit Option)    7
        ----------------------------------------------------------------
        Rider Fee (for the SureIncome Withdrawal Benefit Option)      7
        ----------------------------------------------------------------
        Rider Fee (for the SureIncome Plus Withdrawal Benefit
        Option)                                                       7
        ----------------------------------------------------------------
        Rider Fee (for the SureIncome For Life Withdrawal Benefit
        Option)                                                       7
        ----------------------------------------------------------------
        Rider Fee Percentage                                          7
        ----------------------------------------------------------------
        Rider Maturity Date                                          19
        ----------------------------------------------------------------
        Rider Period                                                 20
        ----------------------------------------------------------------
        Rider Trade-In Option (for the TrueReturn Accumulation
        Benefit Option)                                              21
        ----------------------------------------------------------------


                               3     PROSPECTUS

                                                                 PAGE
           Rider Trade-In Option (for the SureIncome Withdrawal
           Benefit Option)                                        29
           ----------------------------------------------------------
           Right to Cancel                                        18
           ----------------------------------------------------------
           SEC                                                     1
           ----------------------------------------------------------
           Settlement Value                                       70
           ----------------------------------------------------------
           Spousal Protection Benefit (Co-Annuitant) Option       16
           ----------------------------------------------------------
           Spousal Protection Benefit (Co-Annuitant) Option for
           Custodial Individual Retirement Accounts               16
           ----------------------------------------------------------
           Standard Fixed Account Option                          48
           ----------------------------------------------------------
           SureIncome Covered Life                                35
           ----------------------------------------------------------
           SureIncome Option Fee                                  56
           ----------------------------------------------------------
           SureIncome Plus Option                                 32
           ----------------------------------------------------------
           SureIncome Plus Option Fee                             56
           ----------------------------------------------------------
           SureIncome Plus Withdrawal Benefit Option              32
           ----------------------------------------------------------
           SureIncome For Life Option                             35
           ----------------------------------------------------------
           SureIncome For Life Option Fee                         56
           ----------------------------------------------------------
           SureIncome For Life Withdrawal Benefit Option          35
           ----------------------------------------------------------
           SureIncome ROP Death Benefit                           36
           ----------------------------------------------------------
           SureIncome Withdrawal Benefit Option                   28
           ----------------------------------------------------------
           Systematic Withdrawal Program                          60
           ----------------------------------------------------------
           Tax Qualified Contract                                 83
           ----------------------------------------------------------
           Transfer Period Accounts                               22
           ----------------------------------------------------------
           Trial Examination Period                                6
           ----------------------------------------------------------


                                                                   PAGE
         TrueBalance/SM/ Asset Allocation Program                   45
         --------------------------------------------------------------
         TrueReturn/SM/ Accumulation Benefit Option                 55
         --------------------------------------------------------------
         Valuation Date                                             18
         --------------------------------------------------------------
         Variable Account                                           77
         --------------------------------------------------------------
         Variable Sub-Account                                        1
         --------------------------------------------------------------
         Withdrawal Benefit Factor (for the SureIncome Withdrawal
         Benefit Option)                                            29
         --------------------------------------------------------------
         Withdrawal Benefit Factor (for the SureIncome Plus
         Withdrawal Benefit Option)                                 32
         --------------------------------------------------------------
         Withdrawal Benefit Factor (for the SureIncome for Life
         Withdrawal Benefit Option)                                 36
         --------------------------------------------------------------
         Withdrawal Benefit Payout Phase (for the SureIncome
         Withdrawal Benefit Option)                                 30
         --------------------------------------------------------------
         Withdrawal Benefit Payout Phase (for the SureIncome Plus
         Withdrawal Benefit Option)                                 34
         --------------------------------------------------------------
         Withdrawal Benefit Payout Phase (for the SureIncome for
         Life Withdrawal Benefit Option)                            38
         --------------------------------------------------------------
         Withdrawal Benefit Payout Start Date (for the SureIncome
         Withdrawal Benefit Option)                                 30
         --------------------------------------------------------------
         Withdrawal Benefit Payout Start Date (for the SureIncome
         Plus Withdrawal Benefit Option)                            34
         --------------------------------------------------------------
         Withdrawal Benefit Payout Start Date (for the SureIncome
         for Life Withdrawal Benefit Option)                        38
         --------------------------------------------------------------
         Withdrawal Benefit Option                                  28
         --------------------------------------------------------------
         Withdrawal Benefit Option Fee                              12
         --------------------------------------------------------------

* In certain states a Contract was available only as a group Contract. If you purchased a group Contract, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include both Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

                               4     PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

..   The ALLSTATE VARIABLE ANNUITY CONTRACT has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

..   The ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACT has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period.

Other differences between the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and 0.19% for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

                               5     PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS         We are no longer offering new contracts.

                          You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $1,000 ($50 for automatic payments).
                          We may limit the cumulative amount of purchase payments to a maximum of
                          $1,000,000 in any Contract.
---------------------------------------------------------------------------------------------------------
TRIAL EXAMINATION PERIOD  You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("TRIAL EXAMINATION PERIOD"). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of mortality and expense risk charges and administrative expense charges. The amount you receive will be less applicable federal and state income tax withholding. See "Trial
                          Examination Period" for details.
---------------------------------------------------------------------------------------------------------
EXPENSES                  Each Portfolio pays expenses that you will bear indirectly if you invest in a
                          Variable Sub-Account. You also will bear the following expenses:

                          ALLSTATE VARIABLE ANNUITY CONTRACTS

                          Annual mortality and expense risk charge equal to 1.10% of average daily net assets.

                          Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                          ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACTS

                          Annual mortality and expense risk charge equal to 1.50% of average daily net assets.

                          Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.
                          ALL CONTRACTS

                          Annual administrative expense charge of 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17,
                             2005 (0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the annual administrative expense charge applied to such Contracts is
                             0.19%; up to 0.35% for future Contracts).

                          Annual contract maintenance charge of $30 (waived in certain cases).

                          If you select the MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT
                             OPTION ("MAV DEATH BENEFIT OPTION") you will pay an additional mortality and expense risk charge of 0.20% (up to 0.30% for Options added in the future).

                          If you select ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE)
                             OPTION, you will pay an additional mortality and expense risk charge of
                             0.30%.

                          If you select the EARNINGS PROTECTION DEATH BENEFIT OPTION you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner and oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later
                             ("RIDER APPLICATION DATE").

                               6     PROSPECTUS

  .   If you select the TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION ("TRUERETURN
      OPTION") you would pay an additional annual fee ("RIDER FEE") of 0.50% (up to 1.25% for Options added in the future) of the BENEFIT BASE in effect on each Contract anniversary ("CONTRACT ANNIVERSARY") during the Rider Period.
      You may not select the TrueReturn Option together with a Retirement Income
      Guarantee Option or any Withdrawal Benefit Option.

  .   We discontinued offering the SUREINCOME WITHDRAWAL BENEFIT OPTION
      ("SUREINCOME OPTION") as of May 1, 2006, except in a limited number of states. If you elected the SureIncome Option prior to May 1, 2006, you would pay an additional annual fee ("SUREINCOME OPTION FEE") of 0.50% of the BENEFIT BASE on each Contract Anniversary (see the SureIncome Option
      Fee section). You may not select the SureIncome Option together with a Retirement Income Guarantee Option, a TrueReturn Option or any other
      Withdrawal Benefit Option.

  .   If you select the SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION ("SUREINCOME
      PLUS OPTION") you would pay an additional annual fee ("SUREINCOME PLUS
      OPTION FEE") of 0.65% (up to 1.25% for Options added in the future) of the BENEFIT BASE on each Contract Anniversary (see the SureIncome Plus Option
      Fee section). You may not select the SureIncome Plus Option together with a Retirement Income Guarantee Option, a TrueReturn Option or any other
      Withdrawal Benefit Option.

  .   If you select the SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
      ("SUREINCOME FOR LIFE OPTION") you would pay an additional annual fee
      ("SUREINCOME FOR LIFE OPTION FEE") of 0.65% (up to 1.25% for Options added in the future) of the BENEFIT BASE on each Contract Anniversary (see the SureIncome For Life Option Fee section). You may not select the SureIncome
      For Life Option together with a Retirement Income Guarantee Option, a
      TrueReturn Option or any other Withdrawal Benefit Option.
  . We discontinued offering RETIREMENT INCOME GUARANTEE OPTION 1 ("RIG 1") as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected
      RIG 1 prior to May 1, 2004, you will pay an additional annual fee ("Rider
      Fee") of 0.40% of the Income Base in effect on a Contract Anniversary.

  . We discontinued offering RETIREMENT INCOME GUARANTEE OPTION 2 ("RIG 2") as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected
      RIG 2 prior to May 1, 2004, you will pay an additional annual Rider Fee of 0.55% of the INCOME BASE in effect on a Contract Anniversary.

  . If you select the INCOME PROTECTION BENEFIT OPTION you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

  .   If you select the SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION or
      SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL
      RETIREMENT ACCOUNTS ("CSP") you would pay an additional annual fee ("RIDER
      FEE") of 0.10%* (up to 0.15% for Options added in the future) of the Contract Value ("CONTRACT VALUE") on each Contract Anniversary. These
      Options are only available for certain types of IRA Contracts, which are Contracts issued with an Individual Retirement Annuity or Account ("IRA") under Section 408 of the Internal Revenue Code. The CSP is only available for certain Custodial Individual Retirement Accounts established under
      Section 408 of the Internal

                               7     PROSPECTUS

                            Revenue Code. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at
                            any time prior to the time you elect to receive it.

                            * NO RIDER FEE WAS CHARGED FOR THESE OPTIONS FOR CONTRACT OWNERS WHO ADDED
                            THESE OPTIONS PRIOR TO JANUARY 1, 2005. SEE PAGE 12 FOR DETAILS.

                         .   Transfer fee equal to 1.00% (subject to increase to up to 2.00%) of the amount transferred after the 12th transfer in any Contract Year ("CONTRACT
                             YEAR"), which we measure from the date we issue your Contract or a Contract
                             Anniversary.

                         .   State premium tax (if your state imposes one)

                         .   NOT ALL OPTIONS ARE AVAILABLE IN ALL STATES

                            WE MAY DISCONTINUE OFFERING ANY OF THESE OPTIONS AT ANY TIME PRIOR TO THE
                            TIME YOU ELECT TO RECEIVE IT.
-----------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES  Each Contract offers several investment alternatives including:

                         .   up to 3 Fixed Account Options that credit interest at rates we guarantee,
                             and

                         .   59* Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

                            .   Morgan Stanley Investment Management Inc.

                            .   Invesco Advisers, Inc.

                            .   AllianceBernstein L.P.

                            .   Fidelity Management & Research Company

                            .   Franklin Advisers, Inc.

                            .   Franklin Mutual Advisers, LLC

                            .   Goldman Sachs Asset Management, L.P.

                            .   Pacific Investment Management Company LLC

                            .   Putnam Investment Management, LLC

                            .   Templeton Investment Counsel, LLC
                            * Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see page 45 for information about
                            Sub-Accounts and/or Portfolio liquidations, mergers, closures and name changes.

                         NOT ALL FIXED ACCOUNT OPTIONS ARE AVAILABLE IN ALL STATES OR WITH ALL CONTRACTS.

                         To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at
                         1-800-457-7617.
-----------------------------------------------------------------------------------------------------------
SPECIAL SERVICES         For your convenience, we offer these special services:

                         .   AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                         .   AUTOMATIC ADDITIONS PROGRAM

                         .   DOLLAR COST AVERAGING PROGRAM

                         .   SYSTEMATIC WITHDRAWAL PROGRAM

                         .   TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
-----------------------------------------------------------------------------------------------------------


                               8     PROSPECTUS

-------------------------------------------------------------------------------------------------
INCOME PAYMENTS  You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways (you may select more than one income plan):

                 life income with guaranteed number of payments

                 joint and survivor life income with guaranteed number of payments guaranteed number of payments for a specified period

                 life income with cash refund

                 joint life income with cash refund

                 life income with installment refund

                 joint life income with installment refund

                 Prior to May 1, 2004, Allstate Life also offered two Retirement Income
                 Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

                 In addition, we offer an Income Protection Benefit Option that guarantees that your variable income payments will not fall below a certain level.
-------------------------------------------------------------------------------------------------
DEATH BENEFITS   If you, the Annuitant, or Co-Annuitant die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract.
                 In addition to the death benefit included in your Contract ("RETURN OF
                 PREMIUM DEATH BENEFIT" or "ROP DEATH BENEFIT"), the death benefit options we currently offer include:

                 MAV DEATH BENEFIT OPTION;

                 ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION; AND

                 EARNINGS PROTECTION DEATH BENEFIT OPTION

                 The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit,
                 ("SUREINCOME ROP DEATH BENEFIT").
-------------------------------------------------------------------------------------------------
TRANSFERS        Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less. The minimum amount that can be transferred into the
                 Standard Fixed Account or Market Value Adjusted Account Options is $100.

                 A charge may apply after the 12/th/ transfer in each Contract Year.
-------------------------------------------------------------------------------------------------
WITHDRAWALS      You may withdraw some or all of your Contract Value at any time during the
                 Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. Withdrawals taken prior to the
                 Payout Start Date are generally considered to come from the earnings in the
                 Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and a MARKET VALUE
                 ADJUSTMENT may also apply.

                 If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value unless a
                 Withdrawal Benefit Option is in effect under your Contract. Your Contract will terminate if you withdraw all of your Contract Value.
-------------------------------------------------------------------------------------------------

                               9     PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 61. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

                                  [FLOW CHART]



Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-457-7617 if you have any question about how the Contracts work.

                               10     PROSPECTUS

EXPENSE TABLE
--------------------------------------------------------------------------------

THE TABLE BELOW LISTS THE EXPENSES THAT YOU WILL BEAR DIRECTLY OR INDIRECTLY WHEN YOU BUY A CONTRACT. THE TABLE AND THE EXAMPLES THAT FOLLOW DO NOT REFLECT PREMIUM TAXES THAT MAY BE IMPOSED BY THE STATE WHERE YOU RESIDE. FOR MORE INFORMATION ABOUT VARIABLE ACCOUNT EXPENSES, SEE "EXPENSES," BELOW. FOR MORE INFORMATION ABOUT PORTFOLIO EXPENSES, PLEASE REFER TO THE PROSPECTUSES FOR THE FUNDS.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

                                         Number of Complete Years Since We Received the Purchase Payment
                                         Being Withdrawn/Applicable Charge:
    -------------------------------------------------------------------------------------------------------------
    Contract:                            0        1       2       3       4       5       6       7       8+
    Allstate Variable Annuity            7%       7%      6%      5%      4%      3%      2%      0%      0%
    Allstate Variable Annuity - L Share  7%       6%      5%      0%

    All Contracts:
    Annual Contract Maintenance Charge             $30**
    Transfer Fee                         up to 2.00% of the amount transferred***

* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

** Waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                             Mortality and Expense Administrative  Total Variable Account
Basic Contract (without any optional benefit)                     Risk Charge      Expense Charge*     Annual Expense
-------------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity                                            1.10%              0.19%              1.29%
-------------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity - L Share                                  1.50%              0.19%              1.69%
-------------------------------------------------------------------------------------------------------------------------

* We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

   MAV Death Benefit Option                                      0.20% (up to 0.30% for Options added in the future)
   Enhanced Beneficiary Protection (Annual Increase) Option      0.30%
   Earnings Protection Death Benefit Option (issue age 0-70)     0.25% (up to 0.35% for Options added in the future)
   Earnings Protection Death Benefit Option (issue age 71-79)    0.40% (up to 0.50% for Options added in the future)

If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Enhanced
Beneficiary Protection (Annual Increase) Option, Earnings    Mortality and Expense Administrative  Total Variable Account
Protection Death Benefit Option (issue age 71-79)                Risk Charge*      Expense Charge*     Annual Expense
-------------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity                                            2.00%              0.19%              2.19%
-------------------------------------------------------------------------------------------------------------------------
Allstate Variable Annuity - L Share                                  2.40%              0.19%              2.59%
-------------------------------------------------------------------------------------------------------------------------

* As described above, the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract. The administrative expense charge is 0.19% for Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005. The administrative expense charge is 0.30% for Contracts issued on or after January 1, 2005 and prior to October 17, 2005; effective October 17, 2005 and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

                               11     PROSPECTUS

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE*

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

      TrueReturn/SM/ Accumulation Benefit Option                   0.50%*
      -------------------------------------------------------------------

* Up to 1.25% for TrueReturn Options added in the future. See "TrueReturn/SM/ Accumulation Benefit Option" for details.

SUREINCOME WITHDRAWAL BENEFIT OPTION FEE*

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

      SureIncome Withdrawal Benefit Option                         0.50%**
      --------------------------------------------------------------------

* Effective May 1, 2006, we ceased offering the SureIncome Option except in a limited number of states.

** Up to 1.25% for SureIncome Options added in the future. See "SureIncome Withdrawal Benefit Option" for details.

SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

      SureIncome Plus Withdrawal Benefit Option                    0.65%*
      -------------------------------------------------------------------

* Up to 1.25% for SureIncome Plus Options added in the future. See "SureIncome Plus Withdrawal Benefit Option" for details.

SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

      SureIncome For Life Withdrawal Benefit Option                0.65%*
      -------------------------------------------------------------------

* Up to 1.25% for SureIncome For Life Options added in the future. See "SureIncome For Life Withdrawal Benefit Option" for details.

RETIREMENT INCOME GUARANTEE OPTION FEE*

(ANNUAL RATE AS A PERCENTAGE OF INCOME BASE ON A CONTRACT ANNIVERSARY)

       RIG 1                                                        0.40%
       ------------------------------------------------------------------
       RIG 2                                                        0.55%
       ------------------------------------------------------------------

* We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states).

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE

(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

      Spousal Protection Benefit (Co-Annuitant) Option             0.10%*
      -------------------------------------------------------------------

* Applies to Contract Owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE

(AS A PERCENTAGE OF CONTRACT VALUE ON EACH CONTRACT ANNIVERSARY)

      Spousal Protection Benefit (Co-Annuitant) Option for
      Custodial Individual Retirement Accounts                     0.10%*
      -------------------------------------------------------------------

* Applies to Contract owners who select the option on or after January 1, 2005. Up to 0.15% for options added in the future.

If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See "Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee" for details.

                               12     PROSPECTUS

INCOME PROTECTION BENEFIT OPTION

(AS A PERCENTAGE OF THE AVERAGE DAILY NET VARIABLE ACCOUNT ASSETS SUPPORTING THE VARIABLE INCOME PAYMENTS TO WHICH THE OPTION APPLIES)

      Income Protection Benefit Option                             0.50%*
      -------------------------------------------------------------------

* The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the charge to up to 0.75% for Options added in the future. See "Income Payments - Income Protection Benefit Option," below, for details.

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                           ANNUAL PORTFOLIO EXPENSES


                                                               Minimum Maximum
  ----------------------------------------------------------------------------
  Total Annual Portfolio Operating Expenses/(1)/ (expenses
  that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees,
  and other expenses)                                           0.51%   2.25%
  ----------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2013 (except as otherwise noted).


EXAMPLE 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses (with a 0.19% annual administrative charge), and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated;

..   earned a 5% annual return on your investment;

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

..   elected the MAV Death Benefit Option and the Enhanced Beneficiary
    Protection (Annual Increase) Option;

..   elected the Earnings Protection Death Benefit Option (assuming issue age
    71-79);

..   elected the Spousal Protection Benefit (Co-Annuitant) Option; and

..   elected the SureIncome Plus Withdrawal Benefit Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                                  Allstate Variable Annuity    Allstate Variable Annuity - L Share
                               1 Year 3 Years 5 Years 10 Years 1 Year  3 Years  5 Years  10 Years
--------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses             $1,194 $2,311  $3,348   $6,045  $1,232  $2,332   $3,173    $6,317
--------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses             $1,028 $1,833  $2,587   $4,715  $1,066  $1,861   $2,429    $5,045
--------------------------------------------------------------------------------------------------


                               13     PROSPECTUS

EXAMPLE 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                                  Allstate Variable Annuity    Allstate Variable Annuity - L Share
                               1 Year 3 Years 5 Years 10 Years 1 Year  3 Years  5 Years  10 Years
--------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual
Portfolio Expenses              $599  $1,801  $3,008   $6,045   $637   $1,907   $3,173    $6,317
--------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual
Portfolio Expenses              $433  $1,323  $2,247   $4,715   $471   $1,436   $2,429    $5,045
--------------------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, THE EARNINGS PROTECTION DEATH BENEFIT OPTION (ASSUMING THE OLDEST CONTRACT OWNER OR ANNUITANT IS AGE 71 OR OLDER, AND ALL ARE AGE 79 OR YOUNGER ON THE RIDER APPLICATION DATE), THE SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND THE SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

                               14     PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix K to this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The consolidated financial statements of Allstate Life and the financial statements of the Variable Account, which are comprised of the underlying financial statements of the Sub-Accounts, appear in the Statement of Additional Information.

No Accumulation Unit Values are shown for Contracts with administrative expense charges of 0.30% which applies to Contracts purchased on or after January 1, 2005, and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to such Contracts is 0.19%.

THE CONTRACTS
--------------------------------------------------------------------------------

CONTRACT OWNER
Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan(s) you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner or the Annuitant dies, and

..   any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 80. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract Owner is a non-living person) on the Rider Application Date are ages 50 and 79, respectively.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, ("Code") may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on

                               15     PROSPECTUS
the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Contract. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

ANNUITANT
The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is age 90.

If you select the Enhanced Beneficiary Protection (MAV) Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 80. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 79, respectively.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

CO-ANNUITANT
SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

..   the individually owned Contract must be either a traditional, Roth, or
    Simplified Employee Pension IRA;

..   the Contract Owner must be age 90 or younger on the Rider Application Date;

..   the Co-Annuitant must be age 79 or younger on the Rider Application Date;
    and

..   the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS.

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

..   the beneficially owned Contract must be a Custodial traditional IRA,
    Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA;

..   the Annuitant must be the beneficial owner of the Custodial traditional
    IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

..   the Co-Annuitant must be the legal spouse of the Annuitant and only one
    Co-Annuitant may be named;

..   the Co-Annuitant must be the sole beneficiary of the Custodial traditional
    IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

..   the Annuitant must be age 90 or younger on the Rider Application Date; and

..   the Co-Annuitant must be age 79 or younger on the Rider Application Date.

                               16     PROSPECTUS

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See "Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant" for more information.

BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("DEATH PROCEEDS") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

..   your spouse or, if he or she is no longer alive,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract Owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.

MODIFICATION OF THE CONTRACT
Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

                               17     PROSPECTUS

ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN PERIODIC INCOME PAYMENTS UNDER YOUR CONTRACT.


PURCHASES
--------------------------------------------------------------------------------

MINIMUM PURCHASE PAYMENTS
You may make purchase payments at any time prior to the Payout Start Date. All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). Additional payments may be limited in some states. Please consult with your Morgan Stanley Financial Advisor for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your Morgan Stanley Financial Advisor for detailed information. The AUTOMATIC ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling us at 1-800-457-7617.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

TRIAL EXAMINATION PERIOD
You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code
Section 408(b), we will refund the greater of any purchase payments or the Contract Value. The amount you receive will be less applicable federal and state income tax withholding.

We reserve the right to allocate your purchase payments to the Morgan Stanley VIS Money Market - Class Y Sub-Account during the Trial Examination Period.

                               18     PROSPECTUS

For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-Accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account. On the next Valuation Date, 40 days after the Issue Date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for state specific information.

CONTRACT VALUE
--------------------------------------------------------------------------------

On the Issue Date, the Contract Value is equal to your initial purchase payment.

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION
We offer the TrueReturn/SM/ Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the "RIDER MATURITY DATE." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Option" below for details on termination.

The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.

The "RIDER ANNIVERSARY" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

                               19     PROSPECTUS

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "RIDER PERIOD" begins on the Rider Date and ends on the Rider Maturity Date. The "RIDER DATE" is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the "Investment Requirements" section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

ACCUMULATION BENEFIT.

On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation
Benefit. The excess amount of any such increase will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account. You may transfer the excess amount out of the Morgan Stanley VIS Money Market - Class Y Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The "ACCUMULATION BENEFIT" is equal to the Benefit Base multiplied by the AB Factor. The "AB FACTOR" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                                  AB FACTORS
                       RIDER PERIOD    GUARANTEE GUARANTEE
                     (NUMBER OF YEARS) OPTION 1  OPTION 2
                     -------------------------------------
                            8            100.0%       NA
                     -------------------------------------
                            9            112.5%       NA
                     -------------------------------------
                            10           125.0%    100.0%
                     -------------------------------------
                            11           137.5%    110.0%
                     -------------------------------------
                            12           150.0%    120.0%
                     -------------------------------------
                            13           162.5%    130.0%
                     -------------------------------------
                            14           175.0%    140.0%
                     -------------------------------------
                            15           187.5%    150.0%
                     -------------------------------------
                            16           200.0%    160.0%
                     -------------------------------------
                            17           212.5%    170.0%
                     -------------------------------------
                            18           225.0%    180.0%
                     -------------------------------------
                            19           237.5%    190.0%
                     -------------------------------------
                            20           250.0%    200.0%
                     -------------------------------------

The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

Example 1: Guarantee Option 1

                 Guarantee Option:                        1
                 Rider Period:                           15
                 AB Factor:                            187.5%
                 Rider Date:                           1/2/04
                 Rider Maturity Date:                  1/2/19
                 Benefit Base on Rider Date:           $50,000
                 Benefit Base on rider Maturity Date:  $50,000

      On the Rider Maturity Date (1/2/19):
      Accumulation Benefit      =
                                 Benefit Base on Rider Maturity Date X AB
                                 Factor
                                =$50,000 X 187.5%
                                =$93,750

Example 2: Guarantee Option 2

                 Guarantee Option:                        2
                 Rider Period:                           15
                 AB Factor:                            150.0%
                 Rider Date:                           1/2/04
                 Rider Maturity Date:                  1/2/19
                 Benefit Base on Rider Date:           $50,000
                 Benefit Base on rider Maturity Date:  $50,000

           On the Rider Maturity Date (1/2/19):
           Accumulation Benefit      =
                                      Benefit Base on Rider Maturity
                                      Date X AB Factor
                                     =$50,000 X 150.0%
                                     =$75,000

                               20     PROSPECTUS

Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.

BENEFIT BASE.

The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

..   The Benefit Base will be increased by purchase payments made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. THEREFORE, IF YOU PLAN TO MAKE PURCHASE PAYMENTS AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE RIDER DATE, YOU SHOULD CONSIDER
    CAREFULLY WHETHER THIS OPTION IS APPROPRIATE FOR YOUR NEEDS.

..   The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
    (b), with the result multiplied by (c), where:

   (a) = the withdrawal amount;

   (b) = the Contract Value immediately prior to the withdrawal; and

   (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.

INVESTMENT REQUIREMENTS.

If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

(1)to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or

(2)to the DCA Fixed Account Option and then transfer all purchase payments and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

(3)to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2 and TrueBalance/SM/ Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract

                               21     PROSPECTUS
change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

                 GUARANTEE OPTION 1        GUARANTEE OPTION 2
              ---------------------------------------------------
              *Model Portfolio Option 1 *Model Portfolio Option 2
              *TrueBalance              *TrueBalance
               Conservative Model        Conservative Model
               Portfolio Option          Portfolio Option
              *TrueBalance Moderately   *TrueBalance Moderately
               Conservative Model        Conservative Model
               Portfolio Option          Portfolio Option
                                        *TrueBalance Moderate
                                         Model Portfolio Option
                                        *TrueBalance Moderately
                                         Aggressive Model
                                         Portfolio Option
                                        *TrueBalance Aggressive
                                         Model Portfolio Option
              ---------------------------------------------------

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

MODEL PORTFOLIO OPTION 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 were reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004.

The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category (1,3,4,5):

                           MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------------
                                20% Category A
                                50% Category B
                                30% Category C
                                 0% Category D
--------------------------------------------------------------------------------
CATEGORY A
Morgan Stanley VIS Money Market - Class Y Sub-Account

Fidelity(R) VIP Money Market - Service Class 2 Sub-Account

--------------------------------------------------------------------------------
CATEGORY B

Invesco V. I. High Yield - Series II Sub-Account

Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(3)/

Fidelity(R) VIP High Income - Service Class 2 Sub-Account
FTVIP Franklin High Income VIP Fund - Class 2 Sub-Account/(1)/ (formerly, FTVIP Franklin High Income Securities Fund - Class 2)
PIMCO CommodityRealReturn(TM) Strategy - Advisor Shares Sub-Account
PIMCO Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO Real Return - Advisor Shares Sub-Account
PIMCO Total Return - Advisor Shares Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account/(1)/
UIF U.S. Real Estate, Class II Sub-Account
--------------------------------------------------------------------------------
CATEGORY C

Morgan Stanley VIS Multi Cap Growth - Class Y Sub-Account

Invesco V. I. Diversified Dividend - Series II Sub-Account

Invesco V. I. Global Core Equity - Series II Sub-Account
Invesco V. I. Equity and Income - Series II Sub-Account/(1)/

UIF Global Tactical Asset Allocation - Class II Sub-Account+
Invesco V. I. S&P 500 Index - Series II Sub-Account

UIF Global Infrastructure - Class II Sub-Account/(1)(7)/

AllianceBernstein VPS Growth - Class B Sub-Account
AllianceBernstein VPS Growth and Income - Class B Sub-Account/(1)/ AllianceBernstein VPS International Value - Class B Sub-Account/(6)/ AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account
AllianceBernstein VPS Value - Class B Sub-Account/(5)/

Invesco V.I. Value Opportunities - Series II Sub-Account/(1)(5)/

Invesco V.I. Core Equity - Series II Sub-Account/(4)/
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/

Fidelity(R) VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity(R) VIP Growth & Income - Service Class 2 Sub-Account

Fidelity(R) VIP Mid Cap - Service Class 2 Sub-Account


                               22     PROSPECTUS

FTVIP Franklin Flex Cap Growth VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Flex Cap Growth Securities Fund - Class 2)
FTVIP Franklin Income VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Income Securities Fund - Class 2)
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2 Sub-Account (formerly, FTVIP Mutual Global Discovery Securities Fund - Class 2)
FTVIP Franklin Mutual Shares VIP Fund - Class 2 Sub-Account (formerly, FTVIP Mutual Shares Securities Fund - Class 2)
FTVIP Templeton Foreign VIP Fund Securities - Class 2 Sub-Account (formerly, FTVIP Templeton Foreign Securities Fund - Class 2)
Goldman Sachs VIT Small Cap Equity Insights Institutional Sub-Account (formerly, Goldman Sachs VIT Structured Small Cap Equity Fund)
Goldman Sachs VIT U.S. Equity Insights Institutional Sub-Account (formerly, Goldman Sachs VIT Structured U.S. Equity Fund)

Goldman Sachs VIT Large Cap Value Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account/(3)/
Putnam VT Equity Income - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account/(1)/
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account/(2)/
Putnam VT George Putnam Balanced Fund - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
UIF Emerging Markets Equity, Class II Sub-Account

Invesco V.I. Equity and Income - Series II Sub-Account

UIF Global Franchise, Class II Sub-Account
UIF Mid Cap Growth, Class II Sub-Account

Invesco V.I. American Value - Series II Sub-Account
Invesco V.I. American Franchise - Series II Sub-Account
Invesco V.I. Comstock - Series II Sub-Account
Invesco V.I. Growth and Income - Series II Sub-Account

--------------------------------------------------------------------------------
CATEGORY D (VARIABLE SUB-ACCOUNTS NOT AVAILABLE UNDER MODEL PORTFOLIO OPTION 1) Morgan Stanley VIS European Equity - Class Y Sub-Account/(3)/
AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(1)/
UIF Growth, Class II Sub-Account
UIF Small Company Growth, Class II Sub-Account

Invesco V.I. Mid Cap Growth - Series II Sub-Account
Invesco V.I. American Franchise - Series II Sub-Account

--------------------------------------------------------------------------------

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION
1. WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

1)Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco V.I. Value Opportunities - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Invesco V.I. Equity and Income - Series II Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account, UIF Emerging Markets Debt, Class II Sub-Account and the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account.*

2)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments.*

3)Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

4)Effective May 1, 2006, the Invesco V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity - Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

5)Effective as of August 19, 2011, the Invesco V.I. Value Opportunities - Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.

  Effective as of January 31, 2013 the AllianceBernstein VPS Value Portfolio - Class B Sub-Account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

6)Effective as of May 1, 2013, the AllianceBernstein VPS International Value Portfolio - Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.


7)Effective on or about April 28, 2014, the UIF Global Infrastructure Portfolio
  - Class II acquired the Morgan Stanley VIS Global Infrastructure Portfolio - Class Y.

  Effective on May 17, 2013, the UIF Global Tactical Asset Allocation Portfolio
  - Class II was closed to new investors.



* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH THAT PROGRAM. OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL ALLOCATIONS WILL NOT BE ALLOWED. IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO

                               23     PROSPECTUS

ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

MODEL PORTFOLIO OPTION 2

The investment requirements under Model Portfolio Option 2 depend on the Rider Date of your TrueReturn Option.

Model Portfolio Option 2 (Rider Date prior to October 1, 2004)

If your TrueReturn Option Rider Date is prior to October 1, 2004 and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable Sub-Accounts available under each category (1, 3, 4, 5):

        MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO OCTOBER 1, 2004)
--------------------------------------------------------------------------------
                                10% Category A
                                20% Category B
                                50% Category C
                                20% Category D
--------------------------------------------------------------------------------
CATEGORY A
Morgan Stanley VIS Money Market - Class Y Sub-Account

Fidelity(R) VIP Money Market - Service Class 2 Sub-Account

--------------------------------------------------------------------------------
CATEGORY B

Invesco V. I. High Yield - Series II Sub-Account

Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(3)/

Fidelity(R) VIP High Income - Service Class 2 Sub-Account
FTVIP Franklin High Income VIP Fund - Class 2 Sub-Account/(1)/ (formerly, FTVIP Franklin High Income Securities Fund - Class 2)
PIMCO CommodityRealReturn(TM) Strategy - Advisor Shares Sub-Account
PIMCO Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO Real Return - Advisor Shares Sub-Account
PIMCO Total Return - Advisor Shares Sub-Account

UIF U.S. Real Estate, Class II Sub-Account
UIF Emerging Markets Debt, Class II Sub-Account/(1)/
--------------------------------------------------------------------------------
CATEGORY C

Morgan Stanley VIS Multi-Cap Growth - Class Y Sub-Account

Invesco V. I. Diversified Dividend - Series II Sub-Account/(5)/

Invesco V. I. Equity and Income - Series II Sub-Account/(1)/

Invesco V.I. S&P 500 Index - Series II Sub-Account
UIF Global Tactical Asset Allocation - Class II Sub-Account+

UIF Global Infrastructure - Class II Sub-Account/(1)(7)/
Invesco V.I. Value Opportunities - Series II Sub-Account/(1)(5)/

Invesco V.I. Core Equity - Series II Sub-Account/(4)/
AllianceBernstein VPS Growth and Income - Class B Sub-Account/(1)/ AllianceBernstein VPS International Value - Class B Sub-Account/(6)/ AllianceBernstein VPS Value - Class B Sub-Account/(5)/

Fidelity(R) VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity(R) VIP Growth & Income - Service Class 2 Sub-Account
Fidelity(R) VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Flex Cap Growth Securities Fund - Class 2)
FTVIP Franklin Income VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Income Securities Fund - Class 2)
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2 Sub-Account (formerly, FTVIP Mutual Global Discovery Securities Fund - Class 2)
FTVIP Franklin Mutual Shares VIP Fund - Class 2 Sub-Account (formerly, FTVIP Mutual Shares Securities Fund - Class 2)
Goldman Sachs VIT Small Cap Equity Insights Institutional Sub-Account (formerly, Goldman Sachs VIT Structured Small Cap Equity Fund)
Goldman Sachs VIT U.S. Equity Insights Institutional Sub-Account (formerly, Goldman Sachs VIT Structured U.S. Equity Fund)

Goldman Sachs VIT Large Cap Value Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account/(3)/
Putnam VT Equity Income - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account/(1)/
Putnam VT George Putnam Balanced Fund - Class IB Sub-Account

Invesco V.I. Equity and Income, Series II Sub-Account
Invesco V.I. American Value, Series II Sub-Account
Invesco V.I. Comstock, Series II Sub-Account
Invesco V.I. Growth and Income, Series II Sub-Account

--------------------------------------------------------------------------------
CATEGORY D
Morgan Stanley VIS European Equity - Class Y Sub-Account/(3)/
Invesco V.I. Global Core Equity - Series II Sub-Account
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/
AllianceBernstein VPS Growth - Class B Sub-Account
AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(1)/
AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account

FTVIP Templeton Foreign VIP Fund - Class 2 Sub-Account (formerly, FTVIP Templeton Foreign Securities Fund - Class 2)

Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account/(2)/
Putnam VT Voyager - Class IB Sub-Account
UIF Emerging Markets Equity, Class II Sub-Account
UIF Growth, Class II Sub-Account
UIF Global Franchise, Class II Sub-Account
UIF Mid Cap Growth, Class II Sub-Account
UIF Small Company Growth, Class II Sub-Account

Invesco V.I. American Franchise, Series II Sub-Account
Invesco V.I. Mid Cap Growth, Series II Sub-Account

--------------------------------------------------------------------------------

EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION 2 (RIDER DATE OCTOBER 1, 2004). WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

1)Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco V.I. Value Opportunities - Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Invesco V.I.
  Equity and Income - Series II Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income -
  Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*

2)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments.*

                               24     PROSPECTUS

3)Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

4)Effective May 1, 2006, the Invesco V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity - Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

5)Effective as of August 19, 2011, the Invesco V.I. Value Opportunities - Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.

  Effective as of January 31, 2013 the AllianceBernstein VPS Value Portfolio - Class B Sub-Account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

6)Effective as of May 1, 2013, the AllianceBernstein VPS International Value Portfolio - Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.


7)Effective on or about April 28, 2014, the UIF Global Infrastructure Portfolio
  - Class II acquired the Morgan Stanley VIS Global Infrastructure Portfolio - Class Y.

  Effective on May 17, 2013, the UIF Global Tactical Asset Allocation Portfolio
  - Class II was closed to new investors.


* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH THAT PROGRAM. OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL ALLOCATIONS WILL NOT BE ALLOWED. IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

Model Portfolio Option 2 (Rider Date on or after October 1, 2004)

If your TrueReturn Option Rider Date is on or after October 1, 2004, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004)(1, 3, 4, 5):

                           MODEL PORTFOLIO OPTION 2

                   (RIDER DATE ON OR AFTER OCTOBER 1, 2004)
--------------------------------------------------------------------------------
                                   AVAILABLE
--------------------------------------------------------------------------------
Morgan Stanley VIS Multi Cap Growth - Class Y Sub-Account
Invesco V. I. Diversified Dividend - Series II Sub-Account

Invesco V. I. Global Core Equity - Series II Sub-Account
Invesco V. I. High Yield - Series II Sub-Account/(1)/
Invesco V.I. Equity and Income - Series II Sub-Account/(1)/

Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(3)/
Morgan Stanley VIS Money Market - Class Y Sub-Account
Invesco V.I. S&P 500 Index - Series II Sub-Account
UIF Global Tactical Asset Allocation - Class II Sub-Account+

UIF Global Infrastructure - Class II Sub-Account/(1)(7)/
Invesco V.I. Value Opportunities - Series II Sub-Account/(1)(5)/

Invesco V.I. Core Equity - Series II Sub-Account/(4)/
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/
AllianceBernstein VPS Growth - Class B Sub-Account
AllianceBernstein VPS Growth and Income - Class B Sub-Account/(1)/ AllianceBernstein VPS International Value - Class B Sub-Account/(6)/ AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account
AllianceBernstein VPS Value - Class B Sub-Account/(5)/

Fidelity(R) VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity(R) VIP Growth & Income - Service Class 2 Sub-Account
Fidelity(R) VIP High Income - Service Class 2 Sub-Account
Fidelity(R) VIP Mid Cap - Service Class 2 Sub-Account
Fidelity(R) VIP Money Market - Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Flex Cap Growth Securities Fund - Class 2)
FTVIP Franklin High Income VIP Fund - Class 2 Sub-Account/(1)/ (formerly, FTVIP Franklin High Income Securities Fund - Class 2)
FTVIP Franklin Income VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Income Securities Fund - Class 2)
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2 Sub-Account (formerly, FTVIP Mutual Global Discovery Securities Fund - Class 2)


                               25     PROSPECTUS

FTVIP Franklin Mutual Shares VIP Fund - Class 2 Sub-Account (formerly, FTVIP Mutual Shares Securities Fund - Class 2)
FTVIP Templeton Foreign VIP Fund - Class 2 Sub-Account (formerly, FTVIP Templeton Foreign Securities Fund - Class 2)
Goldman Sachs VIT Small Cap Equity Insights Institutional Sub-Account (formerly, Goldman Sachs VIT Structured Small Cap Equity Fund)
Goldman Sachs VIT U.S. Equity Insights Institutional Sub-Account (formerly, Goldman Sachs VIT Structured U.S. Equity Fund)

Goldman Sachs VIT Large Cap Value Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account/(3)/
--------------------------------------------------------------------------------
       MODEL PORTFOLIO OPTION 2 (RIDER DATE ON OR AFTER OCTOBER 1, 2004)
--------------------------------------------------------------------------------

PIMCO CommodityRealReturn(TM) Strategy - Advisor Shares Sub-Account PIMCO Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO Real Return - Advisor Shares Sub-Account
PIMCO Total Return - Advisor Shares Sub-Account

Putnam VT Equity Income - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account/(1)/
Putnam VT International Equity - Class IB Sub-Account
Putnam VT George Putnam Balanced Fund - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
UIF Emerging Markets Debt, Class II Sub-Account/(1)/
UIF Emerging Markets Equity, Class II Sub-Account

Invesco V.I. Equity and Income, Series II Sub-Account

UIF Global Franchise, Class II Sub-Account
UIF Mid Cap Growth, Class II Sub-Account
UIF U.S. Mid Cap Value, Class II Sub-Account
UIF U.S. Real Estate, Class II Sub-Account

Invesco V.I. American Franchise, Series II Sub-Account
Invesco V.I. Comstock, Series II Sub-Account
Invesco V.I. Growth and Income, Series II Sub-Account

--------------------------------------------------------------------------------
                                   EXCLUDED
--------------------------------------------------------------------------------
Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
Morgan Stanley VIS European Equity - Class Y Sub-Account/(3)/

Invesco V.I. American Franchise Fund - Series II Sub-Account

AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(1)/
UIF Growth, Class II Sub-Account
UIF Small Company Growth, Class II Sub-Account

Invesco V.I. Mid Cap Growth, Series II Sub-Account


1)Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco V.I. Value Opportunities - Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Invesco V.I.
  Equity and Income - Series II Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income -
  Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*

2)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments and is not available with this TrueReturn Option.*

3)Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

4)Effective May 1, 2006, the Invesco V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity - Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

5)Effective as of August 19, 2011, the Invesco V.I. Value Opportunities - Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.

  Effective as of January 31, 2013 the AllianceBernstein VPS Value Portfolio - Class B Sub-Account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

6)Effective as of May 1, 2013, the AllianceBernstein VPS International Value Portfolio - Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.


7)Effective on or about April 28, 2014, the UIF Global Infrastructure Portfolio
  - Class II acquired the Morgan Stanley VIS Global Infrastructure Portfolio - Class Y.

  Effective on May 17, 2013, the UIF Global Tactical Asset Allocation Portfolio
  - Class II was closed to new investors.


* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH THAT PROGRAM. OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL ALLOCATIONS WILL NOT BE ALLOWED. IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

                               26     PROSPECTUS

TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

PLEASE NOTE ONLY CERTAIN TRUEBALANCE MODEL PORTFOLIO OPTIONS ARE AVAILABLE WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE.

CANCELLATION OF THE TRUERETURN OPTION.

You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.

DEATH OF OWNER OR ANNUITANT.

If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described on page 73 of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

RIDER TRADE-IN OPTION.

We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option ("NEW OPTION"), provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

..   The New Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

..   the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

..   the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

..   the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

..   the Model Portfolio Options will be determined by the Model Portfolio
    Options offered with the Guarantee Options available with the New Option;

..   any waiting period for canceling the New Option will start again on the new
    Rider Date;

..   any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

..   the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

                               27     PROSPECTUS

We are also making the SureIncome Plus or SureIncome For Life Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering these Withdrawal Benefit Options under the Rider Trade-In Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Option and immediately add a new SureIncome Plus Option or a new SureIncome For Life Option, provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

..   The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.

..   The issue requirements and terms and conditions of the new Withdrawal
    Benefit Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you select the SureIncome Plus Withdrawal Benefit Option by utilizing the Rider Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

You should consult with your Morgan Stanley Financial Advisor before trading in your TrueReturn Option.

TERMINATION OF THE TRUERETURN OPTION.

The TrueReturn Option will terminate on the earliest of the following to occur:

..   on the Rider Maturity Date;

..   on the Payout Start Date;

..   on the date your Contract is terminated;

..   on the date the Option is cancelled;

..   on the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   on the date the Option is replaced with a New Option under the Rider
    Trade-In Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.

WITHDRAWAL BENEFIT OPTIONS
"WITHDRAWAL BENEFIT OPTIONS" is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. "Withdrawal Benefit Option" is used to refer to any one of the Withdrawal Benefit Options.

SUREINCOME WITHDRAWAL BENEFIT OPTION
Effective May 1, 2006, we ceased offering the SUREINCOME WITHDRAWAL BENEFIT OPTION ("SUREINCOME OPTION"), except in a limited number of states where we intend to discontinue offering the Option as soon as possible. In the states where we continue to offer the SureIncome Option, it is available for an additional fee.

The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

In those states where currently offered, the SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option

                               28     PROSPECTUS
to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Option. Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For Life) in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 80 or younger on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

In those states where the SureIncome Option is currently available, we may discontinue offering, at any time without prior notice, the Option to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

WITHDRAWAL BENEFIT FACTOR

The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

..   The Contract Value multiplied by the Withdrawal Benefit Factor (currently
    8% for new SureIncome Options); or

..   The value of the Benefit Payment of the previous Withdrawal Benefit Option
    (attached to your Contract) which is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

..   The Benefit Payment immediately prior to the withdrawal; or

..   The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

                               29     PROSPECTUS

BENEFIT BASE

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix H.

CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST

If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

CONTRACT VALUE

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

WITHDRAWAL BENEFIT PAYOUT PHASE

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

                               30     PROSPECTUS

INVESTMENT REQUIREMENTS

If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.

CANCELLATION OF THE SUREINCOME OPTION

You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

RIDER TRADE-IN OPTION

We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). In most states, we currently offer the SureIncome Plus Withdrawal Benefit Option as the New SureIncome Option under the Rider Trade-In Option. We may also offer other Options ("New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time will continue to have a TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.

This Rider Trade-in Option is available provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

..   The New SureIncome Option or any New Option will be made a part of your
    Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New SureIncome
    Option or the New Option must be met as of the date any such Option is made a part of your Contract. Currently, if you select the SureIncome Plus Withdrawal Benefit Option utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age
    85. For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your Morgan Stanley Financial Advisor before trading in your SureIncome Option.

DEATH OF OWNER OR ANNUITANT

If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Option below. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

TERMINATION OF THE SUREINCOME OPTION

The SureIncome Option will terminate on the earliest of the following to occur:

..   The Benefit Base is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as

                               31     PROSPECTUS
   defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Option is cancelled;

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   On the date the SureIncome Option is replaced with a New Option under the
    Rider Trade-In Option.

SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Plus Withdrawal Benefit Option ("SureIncome Plus Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments, subject to certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (see defined terms below). The SureIncome Plus Option also provides an additional death benefit option.

The SureIncome Plus Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE". Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SUREINCOME ROP DEATH BENEFIT"). This death benefit option is described below under "DEATH OF OWNER OR ANNUITANT" and in the Death Benefits section starting on page 70.

For purposes of the SureIncome Plus Option, "withdrawal" means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Plus Option is available if the oldest Contract Owner and oldest Annuitant are age 80 or younger on the effective date of the Rider (the "Rider Application Date"), (the maximum age may depend on your state), up to age 85 or younger if selected by utilizing the Rider Trade-in Option. (See Rider Trade-In Option, above, under TrueReturn Accumulation Benefit Option and SureIncome Withdrawal Benefit Option.) The SureIncome Plus Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Plus Option may not be cancelled at any time.

We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.

WITHDRAWAL BENEFIT FACTOR

The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.

BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract

                               32     PROSPECTUS

Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

..   The Contract Value multiplied by the Withdrawal Benefit Factor (currently
    8% for new SureIncome Plus Options); or

..   The value of the Benefit Payment of the previous Withdrawal Benefit Option
    (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See RIDER TRADE-IN OPTION, above, under SUREINCOME WITHDRAWAL BENEFIT OPTION for more information.

After the Rider Date, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

..   The Benefit Payment immediately prior to the withdrawal; or

..   The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

..   The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

BENEFIT BASE

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

..   The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or

..   The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of

                               33     PROSPECTUS
the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

..   The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

The Benefit Base may also be reduced in other situations as detailed in the "Contract Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME PLUS OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see Appendix I.

CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST

If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.

CONTRACT VALUE

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

WITHDRAWAL BENEFIT PAYOUT PHASE

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code
Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code
Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

INVESTMENT REQUIREMENTS

If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.

DEATH OF OWNER OR ANNUITANT

If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to

                               34     PROSPECTUS
cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Plus Option below. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death
    Benefit will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see Appendix I.

Refer to the Death Benefits section page 69 for more details on the SureIncome ROP Death Benefit.

TERMINATION OF THE SUREINCOME PLUS OPTION

The SureIncome Plus Option will terminate on the earliest of the following to occur:

..   The Benefit Base is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds.

SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION
We offer the SureIncome For Life Withdrawal Benefit Option ("SureIncome For Life Option"), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome For Life Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions. Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life (as defined below), subject to certain restrictions. The SureIncome For Life Option also provides an additional death benefit option.

The SureIncome For Life Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" as long as the SureIncome Covered Life is alive, subject to certain restrictions. The "SUREINCOME COVERED LIFE" is the oldest Contract Owner, or the oldest Annuitant if the Contact Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE" as long as the SureIncome Covered Life is alive. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit ("SUREINCOME ROP DEATH BENEFIT"). This Option is described below under "DEATH OF OWNER OR ANNUITANT" and in the DEATH BENEFITS section starting on page 69.

For purposes of the SureIncome For Life Option, "withdrawal" means the gross amount of a withdrawal

                               35     PROSPECTUS
before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome For Life Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 79, inclusive, on the effective date of the Rider (the "Rider Application Date"). (The maximum age may depend on your state.) The SureIncome For Life Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.

We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.

WITHDRAWAL BENEFIT FACTOR

The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below. Generally speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. AFTER THIS DATE THE WITHDRAWAL BENEFIT FACTOR WILL NOT CHANGE.

We currently offer the following Withdrawal Benefit Factors:

                   ATTAINED AGE OF
               SUREINCOME COVERED LIFE WITHDRAWAL BENEFIT FACTOR
               ----------------------- -------------------------
                       50 - 59                     4%
                       60 - 69                     5%
                      70     +                     6%

The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.

BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.

After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments,

                               36     PROSPECTUS
but prior to the withdrawal on that date. THE WITHDRAWAL BENEFIT FACTOR USED IN ALL FUTURE CALCULATIONS WILL NOT CHANGE.

After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.

After the first withdrawal, the Benefit Payment will be increased by purchase payments multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:

..   If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

..   If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

   .   The Benefit Payment immediately prior to the withdrawal; or

   . The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.

IF THE BENEFIT PAYMENT IS REDUCED TO ZERO, THE SUREINCOME FOR LIFE OPTION WILL TERMINATE.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

..   The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

BENEFIT BASE

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

..   The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

..   The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see Appendix J.

                               37     PROSPECTUS

CONTRACT VALUE

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

WITHDRAWAL BENEFIT PAYOUT PHASE

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

INVESTMENT REQUIREMENTS

If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in "INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)" below.

DEATH OF OWNER OR ANNUITANT

If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the SureIncome Covered Life's death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death
    Benefit will be reduced by the amount of the withdrawal.

                               38     PROSPECTUS

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

   . The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see Appendix J.

Refer to the DEATH BENEFITS section page 69 for more details on the SureIncome ROP Death Benefit.

TERMINATION OF THE SUREINCOME FOR LIFE OPTION

The SureIncome For Life Option will terminate on the earliest of the following to occur:

..   The Benefit Payment is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);

..   On the date the SureIncome For Life Option is cancelled as detailed under
    Death of Owner or Annuitant section above;

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.

INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)
If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options ("Model Portfolio Options") as described below available only to certain Withdrawal Benefit Factors.
When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

(1)to a MODEL PORTFOLIO OPTION available as described below;

(2)to the DCA Fixed Account Option and then transfer all purchase payments and interest to an available Model Portfolio Option; or

(3)to a combination of (1) and (2) above.

With respect to (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options to which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalance/SM/ Model Portfolio Options sections of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table

                               39     PROSPECTUS
summarizes the Model Portfolio Options currently available for use:

                           *MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------------
*TrueBalance Conservative Model Portfolio Option
*TrueBalance Moderately Conservative Model Portfolio Option
*TrueBalance Moderate Model Portfolio Option
*TrueBalance Moderately Aggressive Model Portfolio Option
*TrueBalance Aggressive Model Portfolio Option
--------------------------------------------------------------------------------

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding a Withdrawal Benefit Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.

Any subsequent purchase payments made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment alternatives, unless you request otherwise.

MODEL PORTFOLIO OPTION 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: "Available," and "Excluded." Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows (1, 3, 4, 5):

                                   Available
--------------------------------------------------------------------------------

Morgan Stanley VIS Multi Cap Growth - Class Y Sub-Account

Invesco V. I. Diversified Dividend - Series II Sub-Account/(5)/

Invesco V.I. Global Core Equity - Series II Sub-Account
Invesco V. I. High Yield - Series II Sub-Account//(1)/
Invesco V.I. Equity and Income - Series II Sub-Account/(1)/

Morgan Stanley VIS Income Plus - Class Y Sub-Account
Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(3)/
Morgan Stanley VIS Money Market - Class Y Sub-Account
Invesco V.I. S&P 500 Index - Series II Sub-Account

UIF Global Infrastructure - Class II Sub-Account/(1)/
Invesco V.I. Value Opportunities - Series II Sub-Account/(1)(5)/

Invesco V.I. Core Equity - Series II Sub-Account/(4)/
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/
AllianceBernstein VPS Growth - Class B Sub-Account
AllianceBernstein VPS Growth and Income - Class B Sub-Account/(1)/ AllianceBernstein VPS International Value - Class B Sub-Account/(6)/ AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account
AllianceBernstein VPS Value - Class B Sub-Account/(5)/

Fidelity(R) VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity(R) VIP Growth & Income - Service Class 2 Sub-Account
Fidelity(R) VIP High Income - Service Class 2 Sub-Account
Fidelity(R) VIP Mid Cap - Service Class 2 Sub-Account
Fidelity(R) VIP Money Market - Service Class 2 Sub-Account
FTVIP Franklin Flex Cap Growth VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Flex Cap Growth Securities Fund - Class 2)
FTVIP Franklin High Income VIP Fund - Class 2 Sub-Account/(1)/ (formerly, FTVIP Franklin High Income Securities Fund - Class 2)
FTVIP Franklin Income VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Income Securities Fund - Class 2)
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2 Sub-Account (formerly, FTVIP Mutual Global Discovery Securities Fund - Class 2)
FTVIP Franklin Mutual Shares VIP Fund - Class 2 Sub-Account (formerly, FTVIP Mutual Shares Securities Fund - Class 2)
FTVIP Templeton Foreign VIP Fund - Class 2 Sub-Account (formerly, FTVIP Templeton Foreign Securities Fund - Class 2)
Goldman Sachs VIT Small Cap Equity Insights Institutional Sub-Account (formerly, Goldman Sachs VIT Structured Small Cap Equity Fund)
Goldman Sachs VIT U.S. Equity Insights Institutional Sub-Account (formerly, Goldman Sachs VIT Structured U.S. Equity Fund)

Goldman Sachs VIT Large Cap Value Sub-Account
Goldman Sachs VIT Mid Cap Value Sub-Account/(3)/

PIMCO CommodityRealReturn(TM) Strategy - Advisor Shares Sub-Account PIMCO Emerging Markets Bond - Advisor Shares Sub-Account
PIMCO Real Return - Advisor Shares Sub-Account
PIMCO Total Return - Advisor Shares Sub-Account

Putnam VT Equity Income - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account/(1)/
Putnam VT International Equity - Class IB Sub-Account
Putnam VT George Putnam Balanced Fund - Class IB Sub-Account
Putnam VT Voyager - Class IB Sub-Account
UIF Emerging Markets Debt, Class II Sub-Account/(1)/
UIF Emerging Markets Equity, Class II Sub-Account
Invesco Van Kampen V.I. Equity and Income, Series II Sub-Account
UIF Global Franchise, Class II Sub-Account
UIF Global Tactical Asset Allocation - Class Y Sub-Account+
UIF Mid Cap Growth, Class II Sub-Account

Invesco V.I. American Value, Series II Sub-Account

UIF U.S. Real Estate, Class II Sub-Account

                               40     PROSPECTUS

Invesco V.I. American Franchise, Series II Sub-Account
Invesco V.I. Comstock, Series II Sub-Account
Invesco V.I. Growth and Income, Series II Sub-Account

--------------------------------------------------------------------------------
                                   Excluded
--------------------------------------------------------------------------------
Morgan Stanley VIS European Equity - Class Y Sub-Account/(3)/
AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(1)/
UIF Growth, Class II Sub-Account
UIF Small Company Growth, Class II Sub-Account

Invesco V.I. Mid Cap Growth, Series II Sub-Account

--------------------------------------------------------------------------------

1)Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco V.I. Value Opportunities - Series II Sub-Account, the AllianceBernstein VPS Growth and Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Invesco V. I. High Yield - Series II Sub-Account, the Invesco V.I. Equity and Income - Class II Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*

2)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments and is not available with any Withdrawal Benefit Option.*

3)Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y Sub-Account.*

4)Effective May 1, 2006, the Invesco V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity - Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

5)Effective as of August 19, 2011, the Invesco V.I. Value Opportunities - Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.

  Effective as of Effective as of January 31, 2013 the AllianceBernstein VPS Value Portfolio - Class B Sub-Account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.



6)Effective as of May 1, 2013, the AllianceBernstein VPS International Value Portfolio - Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.


7)Effective on or about April 28, 2014, the UIF Global Infrastructure Portfolio
  - Class II acquired the Morgan Stanley VIS Global Infrastructure Portfolio - Class Y.

  Effective on May 17, 2013, the UIF Global Tactical Asset Allocation Portfolio
  - Class II was closed to new investors.


* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH THAT PROGRAM. OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL ALLOCATIONS WILL NOT BE ALLOWED. IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts that comprise that TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added a Withdrawal Benefit Option to your Contract.

                               41     PROSPECTUS

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------


You may allocate your purchase payments to up to 59* Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.


For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 1-800-457-7617 OR GO TO
WWW.ACCESSALLSTATE.COM.

* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. Please see page 45 for information about Sub-Accounts and/or Portfolio liquidations, mergers, closures and name changes.



PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                   INVESTMENT ADVISOR:
---------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VARIABLE INVESTMENT
 SERIES
---------------------------------------------------------------------------------------------------------------------------
Morgan Stanley VIS Multi Cap Growth      As a primary objective, growth of capital through
 Portfolio - Class Y                      investments in common stocks of companies
                                          believed by the Investment Adviser to have
                                          potential for superior growth. As a secondary
                                          objective, income but only when consistent with its
                                          primary objective.                                     MORGAN STANLEY INVESTMENT
-------------------------------------------------------------------------------------------------MANAGEMENT INC.
Morgan Stanley VIS European Equity       To maximize the capital appreciation of its
 Portfolio - Class Y/(1)/                 investments
-------------------------------------------------------------------------------------------------
UIF Global Infrastructure Portfolio -    Both capital appreciation and current income
 Class II/(2)(8)/
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Income Plus           As a primary objective, high level of current income
 Portfolio - Class Y                      by investing primarily in U.S. government
                                          securities and other fixed-income securities. As a
                                          secondary objective, capital appreciation but only
                                          when consistent with its primary objective.
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Limited Duration      High level of current income consistent with
 Portfolio - Class Y/(1)/                 preservation of capital
-------------------------------------------------------------------------------------------------
Morgan Stanley VIS Money Market          High current income, preservation of capital and
 Portfolio - Class Y                      liquidity
-------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
---------------------------------------------------------------------------------------------------------------------------
UIF Growth Portfolio, Class II           Long-term capital appreciation by investing primarily
                                          in growth-oriented equity securities of large
                                          capitalization companies.
-------------------------------------------------------------------------------------------------
UIF Emerging Markets Debt Portfolio,     High total return by investing primarily in fixed
 Class II/(2)/                            income securities of government and government-
                                          related issuers and, to a lesser extent, of corporate
                                          issuers in emerging market countries.                  MORGAN STANLEY INVESTMENT
-------------------------------------------------------------------------------------------------MANAGEMENT INC.
UIF Emerging Markets Equity Portfolio,   Long-term capital appreciation by investing primarily
 Class II                                 in growth-oriented equity securities of issuers in
                                          emerging market countries.
-------------------------------------------------------------------------------------------------
UIF Global Franchise Portfolio, Class II Long-term capital appreciation.
-------------------------------------------------------------------------------------------------
UIF Global Tactical Asset Allocation     Total return.
 Portfolio, Class II+
-------------------------------------------------------------------------------------------------
UIF Mid Cap Growth Portfolio, Class II   Long-term capital growth by investing primarily in
                                          common stocks and other equity securities.
-------------------------------------------------------------------------------------------------
UIF Small Company Growth Portfolio,      Long-term capital appreciation by investing primarily
 Class II                                 in growth-oriented equity securities of small
                                          companies.
-------------------------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II Above average current income and long-term capital appreciation by investing primarily in equity
                                          securities of companies in the U.S. real estate
                                          industry, including real estate investment trusts.
-------------------------------------------------------------------------------------------------


                               42     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                    INVESTMENT ADVISOR:
------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS
------------------------------------------------------------------------------------------------------------------------------
Invesco V.I. American Franchise Fund -   Capital appreciation.
 Series II
--------------------------------------------------------------------------------------------------
Invesco V.I. Comstock Portfolio -        Capital growth and income through investments in
 Series II                                equity securities, including common stocks,
                                          preferred stocks and securities convertible into
                                          common and preferred stocks.
--------------------------------------------------------------------------------------------------
Invesco V.I. Equity and Income           Capital appreciation and current income.
 Portfolio, Series II
--------------------------------------------------------------------------------------------------
Invesco V.I. Global Core Equity Fund -   Long-term capital appreciation by investing primarily
 Series II                                in equity securities of issuers throughout the world,
                                          including U.S. issuers                                  INVESCO ADVISERS, INC./(3)/
--------------------------------------------------------------------------------------------------
Invesco V.I. Growth and Income           Long-term growth of capital and income.
 Portfolio - Series II
--------------------------------------------------------------------------------------------------
Invesco V.I. International Growth Fund   Long-term growth of capital
 - Series II
--------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Growth Portfolio -  Capital growth
 Series II
--------------------------------------------------------------------------------------------------
Invesco V.I. American Value Fund -       Above-average total return over a market cycle of
 Series II                                three to five years by investing in common stocks
                                          and other equity securities.
--------------------------------------------------------------------------------------------------
Invesco V.I. Value Opportunities Fund -  Long-term growth of capital
 Series II/(2)(6)/
--------------------------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series   Long-term growth of capital
 II/(4)/
--------------------------------------------------------------------------------------------------
Invesco V.I. Diversified Dividend Fund   Reasonable current income and long term growth of
 - Series II/(6)/                         income and capital.
--------------------------------------------------------------------------------------------------
Invesco V.I. High Yield Portfolio -      Total return, comprised of current income and
 Series II                                capital appreciation.
--------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund -  Long-term growth of capital
 Series II/(2)/
--------------------------------------------------------------------------------------------------
Invesco V.I. S&P 500 Index Portfolio -   Investment results that, before expenses, correspond
 Series II                                to the total return (i.e., combination of capital
                                          changes and income) of the Standard and Poor's
                                          500 Composite Stock Price Index
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and Income  Long-term growth of capital
 Portfolio - Class B/(2)/
--------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth Portfolio   Long-term growth of capital
 - Class B
--------------------------------------------------------------------------------------------------ALLIANCEBERNSTEIN L.P.
AllianceBernstein VPS International      Long-term growth of capital
 Value Portfolio - Class B/(7)/
--------------------------------------------------------------------------------------------------
AllianceBernstein VPS Large Cap Growth   Long-term growth of capital
 Portfolio - Class B/(2)/
--------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid Cap      Long-term growth of capital
 Value Portfolio - Class B
--------------------------------------------------------------------------------------------------
AllianceBernstein VPS Value Portfolio -  Long-term growth of capital
 Class B/(6)/
--------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP Contrafund(R) Portfolio  Long-term capital appreciation
 - Service Class 2
--------------------------------------------------------------------------------------------------
Fidelity(R) VIP Growth & Income          High total return through a combination of current
 Portfolio - Service Class 2              income and capital appreciation                         FIDELITY MANAGEMENT &
--------------------------------------------------------------------------------------------------RESEARCH COMPANY
Fidelity(R) VIP High Income Portfolio -  High level of current income, while also considering
 Service Class 2                          growth of capital
--------------------------------------------------------------------------------------------------
Fidelity(R) VIP Mid Cap Portfolio -      Long-term growth of capital
 Service Class 2
--------------------------------------------------------------------------------------------------
Fidelity(R) VIP Money Market Portfolio   As high a level of current income as is consistent with
 - Service Class 2                        preservation of capital and liquidity.
--------------------------------------------------------------------------------------------------


                               43     PROSPECTUS


PORTFOLIO:                               EACH PORTFOLIO SEEKS:                                 INVESTMENT ADVISOR:
-------------------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
-------------------------------------------------------------------------------------------------------------------------
FTVIP Franklin Flex Cap Growth VIP Fund  Capital appreciation
 - Class 2 (formerly, FTVIP Franklin
 Flex Cap Growth Securities Fund -                                                             FRANKLIN ADVISERS, INC.
 Class 2)
-----------------------------------------------------------------------------------------------
FTVIP Franklin High Income VIP Fund -    High level of current income with capital
 Class 2/(2)/ (formerly, FTVIP Franklin   appreciation as a secondary goal
 High Income Securities Fund - Class 2)
-----------------------------------------------------------------------------------------------
FTVIP Franklin Income VIP Fund - Class   To maximize income while maintaining prospects for
 2 (formerly, FTVIP Franklin Income       capital appreciation.
 Securities Fund - Class 2)
-----------------------------------------------------------------------------------------------
FTVIP Franklin Mutual Global Discovery   Capital appreciation
 VIP Fund - Class 2 (formerly, FTVIP                                                           FRANKLIN MUTUAL ADVISERS,
 Mutual Global Discovery Securities                                                            LLC
 Fund - Class 2)
-----------------------------------------------------------------------------------------------
FTVIP Franklin Mutual Shares VIP Fund -  Capital appreciation with income as a secondary goal
 Class 2 (formerly, FTVIP Mutual Shares
 Securities Fund - Class 2)
-----------------------------------------------------------------------------------------------
FTVIP Templeton Foreign VIP Fund -       Long-term capital growth.                             TEMPLETON INVESTMENT
 Class 2 (formerly, FTVIP Templeton                                                            COUNSEL, LLC
 Foreign Securities Fund - Class 2)
-------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs VIT Large Cap Value Fund   Long-term capital appreciation
-----------------------------------------------------------------------------------------------
Goldman Sachs VIT Mid Cap Value          Long-term capital appreciation
 Fund/(1)/                                                                                     GOLDMAN SACHS ASSET
-----------------------------------------------------------------------------------------------MANAGEMENT, L.P.
Goldman Sachs VIT Small Cap Equity       Long-term growth of capital
 Insights Fund Institutional (formerly,
 Goldman Sachs VIT Structured Small Cap
 Equity Fund)
-----------------------------------------------------------------------------------------------
Goldman Sachs VIT U.S. Equity Insights   Long-term growth of capital and dividend income
 Fund Institutional (formerly, Goldman
 Sachs VIT Structured U.S. Equity Fund)
-----------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-------------------------------------------------------------------------------------------------------------------------
PIMCO CommodityRealReturn(TM) Strategy   Seeks maximum real return, consistent with prudent
 Portfolio - Advisor Shares               investment management
-----------------------------------------------------------------------------------------------
PIMCO Emerging Markets Bond Portfolio -  Seeks maximum total return, consistent with           PACIFIC INVESTMENT
 Advisor Shares                           preservation of capital and prudent investment       MANAGEMENT COMPANY LLC
                                          management
-----------------------------------------------------------------------------------------------
PIMCO Real Return Portfolio - Advisor    Seeks maximum real return, consistent with
 Shares                                   preservation of real capital and prudent investment
                                          management
-----------------------------------------------------------------------------------------------
PIMCO Total Return Portfolio - Advisor   Seeks maximum total return, consistent with
 Shares                                   preservation of capital and prudent investment
                                          management
-----------------------------------------------------------------------------------------------
PUTNAM VARIABLE TRUST
-------------------------------------------------------------------------------------------------------------------------
Putnam VT Equity Income Fund - Class IB  Capital growth and current income.
-----------------------------------------------------------------------------------------------
Putnam VT George Putnam Balanced Fund -  A balanced investment composed of a well diversified
 Class IB                                 portfolio of stocks and bonds, which produce both
                                          capital growth and current income.
-----------------------------------------------------------------------------------------------PUTNAM INVESTMENT
Putnam VT Growth and Income Fund -       Capital growth and current income.                    MANAGEMENT, LLC
 Class IB/(2)/
-----------------------------------------------------------------------------------------------
Putnam VT International Equity Fund -    Capital appreciation.
 Class IB
-----------------------------------------------------------------------------------------------
Putnam VT Investors Fund - Class IB/(5)/ Long-term growth of capital and any increased income that results from this growth.
-----------------------------------------------------------------------------------------------
Putnam VT Voyager Fund - Class IB        Capital appreciation.
-----------------------------------------------------------------------------------------------


(1)Effective May 1, 2006, the Goldman Sachs VIT Mid Cap Value Sub-Account, Morgan Stanley VIS European Equity - Class Y Sub-Account and Morgan Stanley VIS Limited Duration - Class Y Sub-Account are no longer available for new investments. If you are currently invested in theseVariable Sub-Accounts you may continue your investments. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2)Effective May 1, 2005, the Invesco V.I. Value Opportunities - Series II Sub-Account, the Invesco V.I. Capital Appreciation - Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and

                               44     PROSPECTUS

  Income - Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Morgan Stanley VIS High Yield - Class Y Sub-Account, the Morgan Stanley VIS Income Builder - Class Y Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If prior to May 1, 2005, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3)The investment objective(s) of each sub-account may be changed by the Board of Directors without shareholder approval.

(4)Effective May 1, 2006, the Invesco V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity - Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(5)Effective May 1, 2004, the Putnam VT Investors Fund - Class IB Sub-Account is no longer available for new investments. If you are currently invested in this Variable Sub-Account, you may continue your investment. If prior to May 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(6)Effective as of August 19, 2011, the Invesco V.I. Value Opportunities - Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.

  Effective as of January 31, 2013 the AllianceBernstein VPS Value Portfolio - Class B Sub-Account was closed to all contract owners except those contract owners who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.

(7)Effective as of May 1, 2013, the AllianceBernstein VPS International Value Portfolio - Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.


8)Effective on or about April 28, 2014, the UIF Global Infrastructure Portfolio
  - Class II acquired the Morgan Stanley VIS Global Infrastructure Portfolio - Class Y.

  Effective on May 17, 2013, the UIF Global Tactical Asset Allocation Portfolio
  - Class II was closed to new investors.


AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

VARIABLE INSURANCE PORTFOLIOS MIGHT NOT BE MANAGED BY THE SAME PORTFOLIO MANAGERS WHO MANAGE RETAIL MUTUAL FUNDS WITH SIMILAR NAMES. THESE PORTFOLIOS ARE LIKELY TO DIFFER FROM SIMILARLY NAMED RETAIL MUTUAL FUNDS IN ASSETS, CASH FLOW, AND TAX MATTERS. ACCORDINGLY, THE HOLDINGS AND INVESTMENT RESULTS OF A VARIABLE INSURANCE PORTFOLIO CAN BE EXPECTED TO BE HIGHER OR LOWER THAN THE INVESTMENT RESULTS OF A SIMILARLY NAMED RETAIL MUTUAL FUND.

TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
THE TRUEBALANCE ASSET ALLOCATION PROGRAM ("TRUEBALANCE PROGRAM") IS NO LONGER OFFERED FOR NEW ENROLLMENTS. IF YOU ENROLLED IN THE TRUEBALANCE PROGRAM PRIOR TO JANUARY 31, 2008, YOU MAY REMAIN IN THE PROGRAM. IF YOU TERMINATE YOUR ENROLLMENT OR OTHERWISE TRANSFER YOUR CONTRACT VALUE OUT OF THE PROGRAM, YOU MAY NOT RE-ENROLL.

There is no additional charge for the TrueBalance program. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of

                               45     PROSPECTUS
investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative helps you determine whether participating in an asset allocation program is appropriate for you. You complete a questionnaire to identify your investment style. Based on your investment style, you select one asset allocation model portfolio among the available model portfolios which may range from conservative to aggressive. Your Contract Value is allocated among the Variable Sub-Accounts according to your selected model portfolio. Not all Variable Sub-Accounts are available in any one model portfolio, and you must only allocate your Contract Value to the limited number of Variable Sub-Accounts available in the model portfolio you select. You should not select a model portfolio without first consulting with your sales representative.

Allstate Life does not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Allstate Life retained an independent investment management firm ("investment management firm") to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Allstate Life's Contract Owners. Neither Allstate Life nor the investment management firm is acting for any Contract Owner as a "fiduciary" or as an "investment manager," as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Allstate Life nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners' purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocation for the model portfolio you selected.

Allstate Life may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Allstate Life will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your Morgan Stanley Financial Advisor will notify you of any new or revised TrueBalance model portfolios that may be available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may only select one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your Morgan Stanley Financial Advisor before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate

                               46     PROSPECTUS
in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED WITH THE TRUERETURN OPTION OR A WITHDRAWAL BENEFIT OPTION:

For TrueBalance model portfolios selected with the TrueReturn Option or a Withdrawal Benefit Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.

If you own the TrueReturn Option, on the Rider Maturity Date, the Contract Value may be increased due to the Option. Any increase will be allocated to the Morgan Stanley VIS Money Market-Class Y Sub-Account. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

THE FOLLOWING APPLIES TO TRUEBALANCE MODEL PORTFOLIOS SELECTED WITHOUT THE TRUERETURN OPTION OR A WITHDRAWAL BENEFIT OPTION:

For TrueBalance model portfolios selected without the TrueReturn or a Withdrawal Benefit Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the Contract, from the Fixed
Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your Morgan Stanley Financial Advisor before making transfers.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your Morgan Stanley Financial Advisor.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
--------------------------------------------------------------------------------

You may allocate all or a portion of your purchase payments to the Fixed Account Options. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION, the STANDARD FIXED ACCOUNT OPTION, and the MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Allstate Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

                               47     PROSPECTUS

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION
The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 53.

This option allows you to allocate purchase payments to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Morgan Stanley VIS Money Market - Class Y Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period
Account any remaining amounts in the Transfer Period Account will be transferred to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Morgan Stanley VIS Money Market - Class Y Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 54.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option may not be available in your state. Please check with your Morgan Stanley Financial Advisor for availability.

STANDARD FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("STANDARD FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For Allstate Variable Annuity Contracts, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For Allstate Variable Annuity - L Share Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase

                               48     PROSPECTUS
payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your Morgan Stanley Financial Advisor for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Standard Fixed Guarantee Period
    Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

..   you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

..   you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with the Allstate Variable Annuity - L Share Contract.

MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("MARKET VALUE ADJUSTED FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to

                               49     PROSPECTUS
a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Periods"). We currently offer Market Value Adjusted Fixed Guarantee Periods of 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your Morgan Stanley Financial Advisor for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15 ("TREASURY RATE") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account

                               50     PROSPECTUS
to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account. Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.

INVESTMENT ALTERNATIVES: TRANSFERS
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TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn/SM/ Accumulation Benefit Option" and "Withdrawal Benefit Options" sections of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

                               51     PROSPECTUS

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 1-800-457-7617. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of

                               52     PROSPECTUS
   excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone.

                               53     PROSPECTUS

The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Morgan Stanley VIS Income Plus - Class Y Sub-Account and 60% to be in the Invesco Van Kampen V.I. Mid Cap Growth, Class II Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Morgan Stanley VIS Income Plus - Class Y Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Morgan Stanley VIS Income Plus - Class Y Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Invesco Van Kampen V.I. Mid Cap Growth, Class II Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.

EXPENSES
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As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Morgan Stanley VIS Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

..   for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

..   for a Contract Anniversary, if on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We reserve the right to waive this charge for all Contracts.

ADMINISTRATIVE EXPENSE CHARGE
For Contracts issued before January 1, 2005 and for Contracts issued on or after October 17, 2005, we deduct an administrative expense charge at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. For Contracts issued on or after January 1, 2005 and prior to October 17, 2005, we deduct an administrative expense charge at an annual rate of 0.30% of the average daily net assets you have invested in the Variable Sub-Accounts. Effective October 17, 2005 and thereafter, the administrative expense charge we deduct for such Contracts is at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

                   ALLSTATE VARIABLE ANNUITY            1.10%
                   ------------------------------------------
                   ALLSTATE VARIABLE ANNUITY - L SHARE  1.50%
                   ------------------------------------------

                               54     PROSPECTUS

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

..   MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Enhanced Beneficiary Protection (Annual Increase) Option: The current mortality and expense risk charge for this option is 0.30%. This charge will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:

   . 0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

   . 0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.

   The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.

..   Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.

TRUERETURN/SM/ ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn/SM/ Accumulation Benefit Option" section of this prospectus for more information.

SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT(CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE We charge a separate annual Rider Fee for both the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for

                               55     PROSPECTUS
either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options and/or new Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.

RETIREMENT INCOME GUARANTEE OPTION FEE
We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. See "Retirement Income Guarantee Options" for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.

WITHDRAWAL BENEFIT OPTION FEE
Effective May 1, 2006, we ceased offering the SureIncome Option except in a limited number of states. We charge separate annual Rider Fees for each of the SureIncome Option (the "SUREINCOME OPTION FEE"), the SureIncome Plus Option (the "SUREINCOME PLUS OPTION FEE"), and the SureIncome For Life Option (the "SUREINCOME FOR LIFE OPTION FEE"). Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the "WITHDRAWAL BENEFIT OPTION FEES". "WITHDRAWAL BENEFIT OPTION FEE" is used to refer to any one of the Withdrawal Benefit Option Fees.

The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base. We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.

We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. The

                               56     PROSPECTUS

Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Withdrawal Benefit Option Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.

For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

For the first Contract Anniversary following the Rider Date, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base on the first Contract Anniversary increased by purchase payments and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value. For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date. As previously stated, we will deduct Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option.

If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. If you terminate the SureIncome For Life Option on a date other than a Contract Anniversary, we will deduct the SureIncome For Life Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.

TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 12. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 50 for more information on market value adjustments.

FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

                               57     PROSPECTUS

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

..   The Free Withdrawal Amount described above; or

..   Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

ALL CONTRACTS

We do not apply a withdrawal charge in the following situations:

..   the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if the following conditions are satisfied:

1. you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and Due Proof of confinement no later than 90 days following the end of your or the Annuitant's confinement at the long term care facility or hospital, and

3. a physician must have prescribed the confinement and the confinement must be medically necessary (as defined in the Contract).

"DUE PROOF " includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on any applicable withdrawal under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

"DUE PROOF " includes, but is not limited to, a letter signed by a physician stating that the Owner or

                               58     PROSPECTUS

Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive Unemployment Compensation for at least 30 consecutive days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of Unemployment Compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

"UNEMPLOYMENT COMPENSATION" means unemployment compensation received from a unit of state or federal government in the U.S. "DUE PROOF " includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.

OTHER EXPENSES
Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see pages 11-14. We receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution, or other services we provide to the Portfolios. We collect this compensation under agreements between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

ACCESS TO YOUR MONEY
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WITHDRAWALS

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 61.


The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax

                               59     PROSPECTUS
withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 48.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.
Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.  An emergency exists as defined by the SEC, or

3.  The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your Morgan Stanley Financial Advisor or call us at 1-800-457-7617 for more information.

Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals. Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See "Withdrawal Benefit Options" above for more information. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

                               60     PROSPECTUS

INCOME PAYMENTS
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PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

..   the Annuitant's 99th birthday, or

..   the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis." Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600.

We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.

INCOME PLAN 4 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income

                               61     PROSPECTUS
payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

INCOME PLAN 5 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

INCOME PLAN 6 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

MODIFYING PAYMENTS

After the Payout Start Date, you may make the following changes under Income Plan 3:

..   You may request to modify the length of the Guaranteed Payment Period. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

..   You may request to change the frequency of your payments.

We currently allow you to make the changes described above once each Contract Year; on that single occasion you may make either change alone, or both simultaneously. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under Qualified Contracts. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.

PAYOUT WITHDRAWAL

You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("withdrawal value"),

                               62     PROSPECTUS
subject to a Payout Withdrawal Charge, by writing to us ("Payout Withdrawal"). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.

PAYOUT WITHDRAWAL CHARGE

To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                                         Number of Complete Years Since We Received the Purchase
                                         Payment Being Withdrawn/Applicable Charge:
    CONTRACT:                            0       1       2      3      4      5      6      7      8+
    -----------------------------------------------------------------------------------------------------
    Allstate Variable Annuity            7%      7%      6%     5%     4%     3%     2%     0%     0%
    Allstate Variable Annuity - L Share  7%      6%      5%     0%

ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   reduce the frequency of your payments so that each payment will be at least
    $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by: (a) company mortality experience; or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and
(b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). You may not change the AIR after you have selected an Income Plan.

                               63     PROSPECTUS

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.

INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

..   The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

..   You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

..   You may apply the Income Protection Benefit Option to more than one Income
    Plan.

..   The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

..   You may only add the Income Protection Benefit Option on the Payout Start
    Date and, once added, the option cannot be cancelled.

..   You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

..   You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification ("INCOME PROTECTION DIVERSIFICATION REQUIREMENT"), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout

                               64     PROSPECTUS

Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: "unrestricted," "restricted" and "excluded." Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate ANY PORTION of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement:

UNRESTRICTED VARIABLE SUB-ACCOUNTS. There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate AT LEAST 30% of the assets supporting your variable income payments to this category.

Morgan Stanley VIS Income Plus - Class Y Sub-Account

Morgan Stanley VIS Limited Duration - Class Y Sub-Account/(3)/

Morgan Stanley VIS Money Market - Class Y Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account

PIMCO Real Return - Advisor Shares Sub-Account
PIMCO Total Return - Advisor Shares Sub-Account


RESTRICTED VARIABLE SUB-ACCOUNTS. You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

Morgan Stanley VIS Aggressive Equity - Class Y Sub-Account
Morgan Stanley Multi Cap Growth - Class Y Sub-Account
Invesco V.I. Diversified Dividend - Series II Sub-Account
Morgan Stanley VIS European Equity - Class Y Sub-Account/(3)/

Invesco V.I. Global Equity - Series II Sub-Account
Invesco V.I. High Yield - Series II Sub-Account
Invesco V.I. Equity and Income - Series II Sub-Account/(1)/

Invesco V.I. S&P 500 Index - Series II Sub-Account

UIF Global Infrastructure - Class II Sub-Account/(1)(7)/

Invesco V.I. Value Opportunities - Series II Sub-Account/(5)/ Invesco V.I. Core Equity - Series II Sub-Account/(4)/ AllianceBernstein VPS Growth - Class B Sub-Account
AllianceBernstein VPS Growth and Income - Class B Sub-Account/(1)/ AllianceBernstein VPS International Value - Class B Sub-Account/(6)/ AllianceBernstein VPS Large Cap Growth - Class B Sub-Account/(1)/ AllianceBernstein VPS Small/Mid Cap Value - Class B Sub-Account AllianceBernstein VPS Value - Class B Sub-Account

Fidelity(R) VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity(R) VIP Growth & Income - Service Class 2 Sub-Account
Fidelity(R) VIP High Income - Service Class 2 Sub-Account
Fidelity(R) VIP Mid Cap - Service Class 2 Sub-Account
FTVIP Franklin High Income VIP Fund - Class 2 Sub-Account/(1)/ (formerly, FTVIP Franklin High Income Securities Fund - Class 2)
FTVIP Franklin Income VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Income Securities Fund - Class 2)
FTVIP Franklin Mutual Global Discovery VIP Fund - Class 2 Sub-Account (formerly, FTVIP Mutual Global Discovery Securities Fund - Class 2)
FTVIP Franklin Mutual Shares VIP Fund - Class 2 Sub-Account (formerly, FTVIP Mutual Shares Securities Fund - Class 2)
FTVIP Templeton Foreign VIP Fund - Class 2 Sub-Account (formerly, FTVIP Templeton Foreign Securities Fund - Class 2)
Goldman Sachs VIT U.S. Equity Insights Institutional Sub-Account (formerly, Goldman Sachs VIT Structured U.S. Equity Fund)

Goldman Sachs VIT Large Cap Value Sub-Account

Goldman Sachs VIT Mid Cap Value Sub-Account/(3)/ PIMCO CommodityRealReturn(TM) Strategy - Advisor Shares Sub-Account
PIMCO Emerging Markets Bond - Advisor Shares Sub-Account

Putnam VT Equity Income - Class IB Sub-Account
Putnam VT George Putnam Balanced Fund - Class IB Sub-Account
Putnam VT Growth and Income - Class IB Sub-Account/(1)/
Putnam VT International Equity - Class IB Sub-Account
Putnam VT Investors - Class IB Sub-Account/(2)/
Putnam VT Voyager - Class IB Sub-Account
UIF Growth, Class II Sub-Account

Invesco V.I. Equity and Income, Series II Sub-Account

UIF Global Franchise, Class II Sub-Account

Invesco V.I. American Value, Series II Sub-Account/(5)/

UIF U.S. Real Estate, Class II Sub-Account

Invesco V.I. Comstock, Series II Sub-Account
Invesco V.I. Growth and Income, Series II Sub-Account


EXCLUDED VARIABLE SUB-ACCOUNTS. Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

Invesco V.I. Mid Cap Core Equity - Series II Sub-Account/(1)/

FTVIP Franklin Flex Cap Growth VIP Fund - Class 2 Sub-Account (formerly, FTVIP Franklin Flex Cap Growth Securities Fund - Class 2)
Goldman Sachs VIT Small Cap Equity Insights Institutional Sub-Account (formerly, Goldman Sachs VIT Structured Small Cap Equity Fund)

UIF Small Company Growth, Class II Sub-Account
UIF Emerging Markets Equity, Class II Sub-Account
UIF Mid Cap Growth, Class II Sub-Account
UIF Emerging Markets Debt, Class II Sub-Account/(1)/
Invesco V.I. American Franchise, Series II Sub-Account/(5)/
Invesco V.I. Mid Cap Growth, Series II Sub-Account

1)Effective May 1, 2005, the following Variable Sub-Accounts closed to new investments: the Invesco V.I. Basic Value - Series II Sub-Account, the Invesco V.I. Mid Cap Core Equity - Series II Sub-Account, the AllianceBernstein VPS Growth and Income -Class B Sub-Account, the AllianceBernstein VPS Large Cap Growth - Class B Sub-Account, the FTVIP Franklin High Income Securities - Class 2 Sub-Account, the Invesco V. I. High Yield - Series II Sub-Account, the Invesco V.I. Equity and Income - Series II Sub-Account, the Morgan Stanley VIS Global Infrastructure - Class Y Sub-Account, the Putnam VT Growth and Income - Class IB Sub-Account and the UIF Emerging Markets Debt, Class II Sub-Account.*

2)Effective May 1, 2004, the Putnam VT Investors - Class IB Sub-Account closed to new investments.*

3)Effective May 1, 2006, the following Variable Sub-Accounts closed to new investments: the Goldman Sachs VIT Mid Cap Value Sub-Account, the Morgan Stanley VIS European Equity - Class Y

                               65     PROSPECTUS

  Sub-Account and the Morgan Stanley VIS Limited Duration - Class Y
  Sub-Account.*

4)Effective May 1, 2006, the Invesco V.I. Core Equity - Series II Sub-Account is no longer available for new investments. If you are currently invested in the Invesco V.I. Core Equity - Series II Sub-Account you may continue your investment. If, prior to May 1, 2005, you enrolled in one of our automatic transaction programs, through the Invesco V.I. Premier Equity - Series II Sub-Account (the predecessor of the Invesco V.I. Core Equity - Series II Sub-Account), such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Invesco V.I. Core Equity - Series II Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

5)Effective as of August 19, 2011, the Invesco V.I. Value Opportunities - Series II Sub-Account, was closed to all Contract Owners except those who have contract value invested in the Variable Sub-Account as of the closure date. Contract owners who have contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who do not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account thereafter.

6)Effective as of May 1, 2013, the AllianceBernstein VPS International Value Portfolio - Class B Sub-Account, was closed to all contract owners except those who have contract value invested in the variable sub-account as of the closure date. Contract owners who have contract value invested in the variable sub-account as of the Closure Date may continue to submit investments into the variable sub-account thereafter, although they will not be permitted to invest in the variable sub-account if they remove, withdraw or otherwise transfer their entire contract value from the variable sub-account following the Closure Date. Contract owners who do not have contract value invested in the variable sub-account as of the Closure Date will not be permitted to invest in the variable sub-account thereafter.


7)Effective on or about April 28, 2014, the UIF Global Infrastructure Portfolio
  - Class II acquired the Morgan Stanley VIS Global Infrastructure Portfolio - Class Y.


* AS NOTED ABOVE, CERTAIN VARIABLE SUB-ACCOUNTS ARE CLOSED TO NEW INVESTMENTS. IF YOU INVESTED IN THESE VARIABLE SUB-ACCOUNTS PRIOR TO THE EFFECTIVE CLOSE DATE, YOU MAY CONTINUE YOUR INVESTMENTS. IF PRIOR TO THE EFFECTIVE CLOSE DATE, YOU ENROLLED IN ONE OF OUR AUTOMATIC TRANSACTION PROGRAMS, SUCH AS AUTOMATIC ADDITIONS, PORTFOLIO REBALANCING OR DOLLAR COST AVERAGING, WE WILL CONTINUE TO EFFECT AUTOMATIC TRANSACTIONS TO THESE VARIABLE SUB-ACCOUNTS IN ACCORDANCE WITH THAT PROGRAM. OUTSIDE OF THESE AUTOMATIC TRANSACTION PROGRAMS, ADDITIONAL ALLOCATIONS WILL NOT BE ALLOWED. IF YOU CHOOSE TO ADD THIS TRUERETURN OPTION ON OR AFTER THE EFFECTIVE CLOSE DATE, YOU MUST TRANSFER ANY PORTION OF YOUR CONTRACT VALUE THAT IS ALLOCATED TO THESE VARIABLE SUB-ACCOUNTS TO ANY OF THE REMAINING VARIABLE SUB-ACCOUNTS AVAILABLE WITH THIS TRUERETURN OPTION PRIOR TO ADDING IT TO YOUR CONTRACT.

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection
Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See "Investment Alternatives: Transfers," above, for additional information.

FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

..   adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

..   deducting any applicable taxes; and

..   applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS
Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options ("RIG 1" and

                               66     PROSPECTUS

"RIG 2"), except in a limited number of states. Effective May 1, 2004, the RIG 1 and RIG 2 Options are no longer available in any state. If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004 (up to May 1, 2004 in certain states), your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program. If you previously elected a RIG Option, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your Morgan Stanley Financial Advisor for details.

The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to May 1, 2004.

We refer to the issue date of the option as the "RIDER DATE." You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004, as described above.

WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

For each option, an "INCOME BASE" is calculated, which is used only for the purpose of calculating the "GUARANTEED RETIREMENT INCOME BENEFIT" and the appropriate "RIDER FEE," all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

..   The Payout Start Date must be on or after the 10th Contract Anniversary of the Rider Date.

..   The Payout Start Date must occur during the 30-day period following a
    Contract Anniversary.

..   The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

..   You must select Fixed Amount Income Payments only.

..   You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

   . 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

   . 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The "GUARANTEED RETIREMENT INCOME BENEFIT" is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

..   The Guaranteed Retirement Income Benefit; or

..   For fixed income payments, the Contract Value, adjusted by any applicable
    Market Value Adjustment, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. The Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary.

These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..   The date the Contract is terminated;

..   If the Contract is not continued in the Accumulation Phase under either the
    Death of

                               67     PROSPECTUS

   Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

..   The Payout Start Date; or

..   You elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.

CALCULATION OF INCOME BASE.

On the Rider Date, the "RIG 1 INCOME BASE" is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "CAP" defined below. This accumulation will continue until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends (3% in certain states), the RIG 1 Income Base will continue to be increased by purchase payments and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The "RIG 1 WITHDRAWAL ADJUSTMENT" is defined below.

The RIG 1 Income Base will not exceed a Cap equal to:

..   200% of the Contract Value as of the Rider Date; plus

..   200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the Payout Start Date; minus

..   RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.

RIG 1 WITHDRAWAL ADJUSTMENT. Prior to the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

..   In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate (3% in certain states) and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

..   In each Contract Year, for the portion of withdrawals that cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that does not cumulatively exceed 5% (3% in certain states), and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that does not cumulatively exceed 5% (3% in certain states).

On or after the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The "RIG 2 INCOME BASE" is defined as the greater of "INCOME BASE A" or "INCOME BASE B."

"INCOME BASE A" and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, "INCOME BASE B" is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

..   Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment.

..   Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

..   On each Contract Anniversary until the first Contract Anniversary following the 85/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

                               68     PROSPECTUS

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85th birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.

DEATH BENEFITS
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DEATH PROCEEDS
Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

..   A certified copy of the death certificate;

..   A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

..   Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

..   If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the "DEATH BENEFIT."

..   If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

..   MAV Death Benefit Option

..   Enhanced Beneficiary Protection (Annual Increase) Option

..   Earnings Protection Death Benefit Option

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit ("SureIncome ROP Death Benefit.")

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the Issue Date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit option(s) to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add an option(s).

The "DEATH BENEFIT" is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

..   The Contract Value;

..   The Settlement Value;

..   The ROP Death Benefit;

..   The MAV Death Benefit Option (if selected);

..   The Enhanced Beneficiary Protection (Annual Increase) Option (if selected);
    or

..   The SureIncome ROP Death Benefit.*

                               69     PROSPECTUS

The "Settlement Value" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

* The SureIncome ROP Death Benefit under the SureIncome For Life Option is only included in the calculation of the Death Benefit upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments, reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

  The sum of all purchase payments made prior to the withdrawal, less any prior withdrawal adjustments.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.

The "MAV DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds," above), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

..   Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment.

..   Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

..   On each Contract Anniversary until the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 74 below, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments, withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

..   The first Contract Anniversary following the 80/th/ birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments and withdrawals); or

..   The date we next determine the Death Proceeds.

ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION.

The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30%. We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value. The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the "CAP" defined below. This accumulation will continue until the earlier of:

   (a) the first Contract Anniversary following the 80/th/ birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

   (b) the date we determine the Death Proceeds.

After the 5% interest accumulation ends (3% in certain states), the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior

                               70     PROSPECTUS
to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.

The Enhanced Beneficiary Protection (Annual Increase) Benefit CAP is equal to:

..   200% of the Contract Value as of the Rider Date; plus

..   200% of purchase payments made after the Rider Date, but excluding any purchase payments made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

..   Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 74, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments, less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

..   The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals); or

..   The date we next determine the Death Proceeds.

EARNINGS PROTECTION DEATH BENEFIT OPTION.

The "EARNINGS PROTECTION DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

..   0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

..   0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.

If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

..   100% of "IN-FORCE PREMIUM" (excluding purchase payments made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

..   40% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the EARNINGS PROTECTION DEATH BENEFIT is equal to the lesser of:

..   50% of "IN-FORCE PREMIUM" (excluding purchase payments made after the Rider
    Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

..   25% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

IN-FORCE EARNINGS are equal to the current Contract Value less In-Force
Premium. If this quantity is negative, then In-Force Earnings are equal to zero.

IN-FORCE PREMIUM is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all "EXCESS-OF-EARNINGS WITHDRAWALS" made after the Rider Date.

An EXCESS-OF-EARNINGS WITHDRAWAL is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 74 below, and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death

                               71     PROSPECTUS
benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

..   The Rider Date will be changed to the date we determine the Death Proceeds;

..   The In-Force Premium is equal to the Contract Value as of the new Rider
    Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

..   The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

..   The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

If either the Contract Owner's or the Annuitant's age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.

ALL OPTIONS.
WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN VARIABLE SUB-ACCOUNTS AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..   the date the Contract is terminated;

..   if, upon the death of the Contract Owner, the Contract is continued under
    Option D as described in the Death of Owner section on page 74, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

..   if the Contract is not continued in the Accumulation Phase under either the
    Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

..   on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

..   on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

..   the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.

DEATH BENEFIT PAYMENTS
DEATH OF CONTRACT OWNER

If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be "NEW CONTRACT OWNERS". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES

CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are

                               72     PROSPECTUS
living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:

OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

..   Over the life of the New Contract Owner; or

..   For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

..   Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.

OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

..   One year of the date of death;

..   The same calendar year as the date we receive the first Complete Request for Settlement; and

..   One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract

                               73     PROSPECTUS

Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.

DEATH OF ANNUITANT

If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

..   The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

..   The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES

CATEGORY 1. If the Contract Owner is a living person, prior to the Annuitant's death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.

CATEGORY 2. If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:

OPTION A. The Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.

OPTION C. The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Morgan Stanley VIS Money Market - Class Y Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The Contract Owner may exercise all rights set forth in the Transfers provision.

OPTION D. The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

The death settlement options for Qualified Contracts, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Contract. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

..   The individually owned Contract must be either a traditional, Roth, or
    Simplified Employee Pension IRA.

..   The Contract Owner's spouse must be the sole Primary Beneficiary of the
    Contract and will be the named Co-Annuitant.

..   The Contract Owner must be age 90 or younger on the Rider Application Date;
    and the Co-Annuitant

                               74     PROSPECTUS
   must be age 79 or younger on the Rider Application Date.

..   On or after May 1, 2005, the Option may be added only when we issue the
    Contract or within 6 months of the Contract Owner's marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the "Death of Annuitant" provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner's age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

..   upon the death of the Co-Annuitant (as of the date we determine the Death
    Proceeds);

..   upon the death of the Contract Owner (as of the date we determine the Death
    Proceeds);

..   on the date the Contract is terminated;

..   on the Payout Start Date; or

..   on the date you change the beneficiary of the Contract and the change is accepted by us;

..   for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

..   for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.

DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

..   The Co-Annuitant must have been your legal spouse on the date of his or her death; and

..   Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states. CSP is subject to the following conditions ("CSP Conditions"):

..   The beneficially owned Contract must be a Custodial traditional IRA,
    Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA.

..   The Annuitant must be the beneficial owner of the Custodial traditional
    IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

..   The Co-Annuitant must be the legal spouse of the Annuitant. Only one
    Co-Annuitant may be named.

..   The Co-Annuitant must be the sole beneficiary of the Custodial traditional
    IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

..   The Annuitant must be age 90 or younger on the CSP Application Date.

..   The Co-Annuitant must be age 79 or younger on the CSP Application Date.

..   On or after May 1, 2005, the CSP may be added only when we issue the
    Contract or within 6 months of the beneficial owner's marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

..   We have made no payments under any Income Plan.

..   There is an annual Rider Fee of 0.10% of the Contract Value for new Options
    added on or after

                               75     PROSPECTUS

   January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

..   The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

..   The "Death of Annuitant" provision of the Contract does not apply on the death of the Co-Annuitant.

..   The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

..   On the date CSP is terminated as described above; or

..   Upon the death of the Annuitant; or

..   Upon the death of the Co-Annuitant; or

..   On the date the Contract is terminated; or

..   On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.

DEATH OF CO-ANNUITANT.  This section applies if:

..   The CSP Conditions are met.

..   The Annuitant was, at the time of the Co-Annuitant's death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

..   We have received proof satisfactory to us that the Co-Annuitant has died.

..   The Co-Annuitant was, at the time of the Co-Annuitant's death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

..   the Co-Annuitant was, at the time of the Co-Annuitant's death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the "Death of Owner" provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

..   The Co-Annuitant was the legal spouse of the Annuitant on the date of
    Annuitant's death.

..   The Owner does not thereafter name a new Co-Annuitant; and

..   The Owner of the Custodial traditional IRA, Custodial Roth IRA, or
    Custodial Simplified Employee Pension IRA remains the Custodian; and

..   The Contract may only be continued once.

MORE INFORMATION
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ALLSTATE
Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of

                               76     PROSPECTUS

Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

VARIABLE ACCOUNT
Allstate Life established the Allstate Financial Advisors Separate Account I in 1999. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account's income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable

                               77     PROSPECTUS
annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT
DISTRIBUTION. The Contracts are distributed exclusively by their principal underwriter, Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated) ("Morgan Stanley & Co."). Morgan Stanley & Co., a wholly owned subsidiary of Morgan Stanley, is located at 1585 Broadway, New York, New York 10036. Morgan Stanley & Co. is a registered broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the New York Stock Exchange and FINRA. Contracts are sold through the registered representatives of Morgan Stanley & Co. These registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate Life in order to sell the Contracts.

We will pay commissions to Morgan Stanley & Co. for selling the Contracts. We may pay to Morgan Stanley & Co. up to a maximum sales commission of 6.0% of purchase payments. In addition, we may pay ongoing annual compensation of up to 1.40% of Contract value. To compensate Morgan Stanley for the costs of distribution, insurance licensing, due diligence and other home office services, we pay Morgan Stanley an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to Morgan Stanley & Co. in accordance with Morgan Stanley & Co.'s practices.

We also make additional payments to Morgan Stanley & Co. for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. For more information on the exact compensation arrangement associated with this Contract, please consult your registered representative.

In addition, Morgan Stanley & Co. may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were sold exclusively by Morgan Stanley & Co. and its affiliates to its clients.

Morgan Stanley & Co. does not receive compensation for its role as principal underwriter.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within Morgan Stanley & Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to Morgan
Stanley & Co. are now paid to MSSB.


ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se/2/, LLC provides certain business process outsourcing services with respect to the Contracts. se/2/, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2013, consisted of the following:
NTT DATA Process Services, LLC (administrative services) located at PO Box 4201, Boston, MA 02211; RR Donnelley Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.


                               78     PROSPECTUS

In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL MATTERS
All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life's right to issue such Contracts under Illinois insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.

TAXES
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THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. ALLSTATE LIFE MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY
Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity

                               79     PROSPECTUS
contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent;
(2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

                               80     PROSPECTUS

PARTIAL ANNUITIZATION
Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


Prior to a recent Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act ("DOMA"), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing for federal law purposes a valid same sex marriage. The Windsor decision means that the favorable tax benefits afforded by the federal tax law to an opposite sex spouse under the Internal Revenue Code (IRC) are now available to a same sex spouse.

On August 29, 2013, the Internal Revenue Service ("IRS") issued guidance on its position regarding same sex marriages for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same sex marriages, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Currently, if a state does not recognize a civil union or a registered domestic partnership as a marriage, it is not a marriage for federal tax purposes.

There are several unanswered questions regarding the scope and impact of the Windsor case both as to the application of federal and state tax law. Absent further guidance from a state to the contrary, we will tax report and withhold at the state level consistent with the characterization of a given transaction under federal tax law (for example, a tax free rollover).

Please consult with your tax or legal advisor before electing the Spousal Benefit for a same sex spouse or civil union partner.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

MEDICARE TAX ON NET INVESTMENT INCOME The Patient Protection and Affordable Care Act, also known as the 2010 Health Care Act, included a new Medicare tax on investment income. This new tax, which is effective in 2013, assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of "modified adjusted gross income" over a threshold amount. The "threshold amount" is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and

                               81     PROSPECTUS
approximately $12,000 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

PARTIAL EXCHANGES.   The IRS has issued rulings that permit partial exchanges
of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING
Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

                               82     PROSPECTUS

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn

                               83     PROSPECTUS
from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such

                               84     PROSPECTUS
amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. Prior law provided a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. As of the beginning of 2014, this provision has expired and has not been extended. It is possible that Congress will extend this provision retroactively to include some or all of 2014.

For distributions in tax years beginning after 2005 and before 2014, these rules provided an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deductions, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Per IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.


INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

                               85     PROSPECTUS

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.


SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.


TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

CAUTION: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the

                               86     PROSPECTUS
transaction, until we receive the employer's approval in written or electronic form.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

ANNUAL REPORTS AND OTHER DOCUMENTS
--------------------------------------------------------------------------------


Allstate Life's Annual Report on Form 10-K for the year ended December 31, 2013, is incorporated herein by reference, which means that it is legally a part of this prospectus.


All other reports filed with the SEC under the Exchange Act since the Form 10-K Annual Report, including filings made on Form 10-Q and Form 8-K, and all documents or reports we file with the SEC under the Exchange Act after the date of this prospectus and before we terminate the offering of the securities under this prospectus are also incorporated herein by reference, which means that they are legally a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual report on Form 10-K quarterly reports on Form 10-Q and current reports on Form 8-K electronically on the SEC's "EDGAR" system using the identifying number CIK No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC's Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC's Public Reference Room, call 1-202-551-8090.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758565, Topeka, KS 66675-8565 or 1-800-457-7617.

                               87     PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

     ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS              2
     ----------------------------------------------------------------------
     THE CONTRACTS                                                      2
     ----------------------------------------------------------------------
        Purchase of Contracts                                           2
     ----------------------------------------------------------------------
        Tax-Free Exchange (1035 Exchanges, Rollovers and Transfers)     3
     ----------------------------------------------------------------------
     CALCULATION OF ACCUMULATION UNIT VALUES                            3
     ----------------------------------------------------------------------
        Net Investment Factor                                           3
     ----------------------------------------------------------------------
     CALCULATION OF VARIABLE INCOME PAYMENTS                            4
     ----------------------------------------------------------------------
     CALCULATION OF ANNUITY UNIT VALUES                                 5
     ----------------------------------------------------------------------
     GENERAL MATTERS                                                    5
     ----------------------------------------------------------------------

               Incontestability                                 5
            -------------------------------------------------------
               Settlements                                      5
            -------------------------------------------------------
               Safekeeping of the Variable Account's Assets     5
            -------------------------------------------------------
                  Premium Taxes                                 6
            -------------------------------------------------------
                  Tax Reserves                                  6
            -------------------------------------------------------
            EXPERTS                                             6
            -------------------------------------------------------
            FINANCIAL STATEMENTS                                6
            -------------------------------------------------------
            APPENDIX A - ACCUMULATION UNIT VALUES
            -------------------------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               88     PROSPECTUS

APPENDIX A
CONTRACT COMPARISON CHART
--------------------------------------------------------------------------------

                                                   Allstate
                                   Allstate        Variable
                                   Variable      Annuity - L
                Feature            Annuity          Share
                --------------- --------------  --------------
                                 3 to 6 month    3 to 6 month
                                   transfer        transfer
                                   periods         periods
                                7 to 12 month   7 to 12 month
                DCA Fixed          transfer        transfer
                Account Option     periods         periods
                -----------------------------------------------
                                1-, 3-*, 5-*,
                                 and 7-* year
                Standard Fixed    guarantee
                Account Option     periods           N/A
                -----------------------------------------------
                                 3-, 5-, 7-,     3-, 5-, 7-,
                MVA Fixed        and 10- year    and 10- year
                Account           guarantee       guarantee
                Option**           periods         periods
                -----------------------------------------------
                Mortality and
                Expense
                Risk Charge
                (Base Contract)     1.10%           1.50%
                -----------------------------------------------
                Withdrawal
                Charge
                (% of purchase  7/ 7/ 6/ 5/ 4/
                payment)             3/ 2          7/ 6/ 5
                -----------------------------------------------
                                Confinement,    Confinement,
                Withdrawal      Terminal        Terminal
                Charge          Illness,        Illness,
                Waivers         Unemployment    Unemployment
                -----------------------------------------------

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The table summarizes the availability of the Fixed Account Options in general. Please check with your Morgan Stanley Financial Advisor for specific details for your state.

* Available only in states in which the MVA Fixed Account Option is not offered.

**Not available in states in which the 3-, 5-, or 7-year Standard Fixed Account
  Options are offered.

                               89     PROSPECTUS

APPENDIX B - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I   =   the Treasury Rate for a maturity equal to the term length of the
        Guarantee Period Account for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;

J   =   the Treasury Rate for a maturity equal to the term length of the Market
        Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Market Value
        Adjusted Fixed Guarantee Period Account, the date we determine the
        Death Proceeds, or the Payout Start Date, as the case may be ("Market
        Value Adjustment Date").

N   =   the number of whole and partial years from the Market Value Adjustment
        Date to the expiration of the term length of the Market Value Adjusted
        Fixed Guarantee Period Account.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                           .9 X [I-(J + .0025)] X N

The denominator of the MVA formula includes a factor, currently equal to 0.0025 or 25 basis points. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Guarantee Period Account.

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

                EXAMPLES OF MARKET VALUE ADJUSTMENT
Purchase Payment:  $10,000 allocated to a Market Value Adjusted
                   Fixed Guarantee Period Account
Guarantee Period:  5 years
Interest Rate:     4.50%
Full Withdrawal:   End of Contract Year 3
Contract:          Allstate Variable Annuity*

                        EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)
Step 1:  Calculate Contract Value at End of Contract Year 3: =   $10,000.00 X (1.045)/3/ = $11,411.66
Step 2:  Calculate the Free Withdrawal Amount:               =   .15 X $10,000 = $1500
Step 3:  Calculate the Withdrawal Charge:                    =   .06 X ($10,000 - $1,500) = $510
Step 4:  Calculate the Market Value Adjustment:              I   =   4.50%
                                                             J   =   4.20%
                                                                     730 DAYS
                                                             N   =             = 2
                                                                     365 DAYS
                                                             Market Value Adjustment Factor: .9 X [I - (J +
                                                             .0025)] X N
                                                             =   .9 X [.045 - (.042 + .0025)] X 2 = .0009
                                                             Market Value Adjustment = Market Value
                                                             Adjustment Factor X Amount
                                                             Subject To Market Value Adjustment:
                                                             =   .0009 X $11,411.66 = $10.27
Step 5:  Calculate the amount received by
         Contract owner as a result of full
         withdrawal at the end of Contract
         Year 3:                                             =   $11,411.66 - $510 + $10.27 = $10,911.93

                               90     PROSPECTUS

                          EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1:  Calculate Contract Value at End of Contract Year 3: =   $10,000.00 X (1.045)/3/ = $11,411.66
Step 2:  Calculate The Free Withdrawal Amount:               =   .15 X $10,000 = $1,500
Step 3:  Calculate the Withdrawal Charge:                    =   0.06 X ($10,000 - $1,500) = $510
Step 4:  Calculate the Market Value Adjustment:              I   =   4.50%
                                                             J   =   4.80%
                                                                     730 DAYS
                                                             N   =             = 2
                                                                     365 DAYS
                                                             Market Value Adjustment Factor: .9 X [I - (J +
                                                             .0025)] X N
                                                             =   .9 X [(.045 - (.048 + .0025)] X (2) = -.0099
                                                             Market Value Adjustment = Market Value
                                                             Adjustment Factor X Amount Subject To Market
                                                             Value Adjustment:
                                                             =   -.0099 X $11,411.66 = -$112.98
Step 5:  Calculate the amount received by
         Contract owner as a result of full
         withdrawal at the end of Contract
         Year 3:                                             =   $11,411.66 - $510 - $112.98 = $10,788.68

* These examples assume the election of the ALLSTATE VARIABLE ANNUITY CONTRACT for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under the ALLSTATE VARIABLE ANNUITY - L SHARE CONTRACT, which has different expenses and withdrawal charges.

                               91     PROSPECTUS

APPENDIX C
EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:

              Adjusted age of
              Annuitant on the Payout
              Start Date:               65
              ---------------------------------------------------
              Sex of Annuitant:         male
              ---------------------------------------------------
              Income Plan selected:     1
              ---------------------------------------------------
              Payment frequency:        monthly
              ---------------------------------------------------
              Amount applied to
              variable income payments
              under the Income Plan:    $100,000.00
              ---------------------------------------------------

The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

              Assumed investment rate:  3%
              ---------------------------------------------------
              Guaranteed minimum        85% of the initial
              variable income payment:  variable amount income
                                        value
              ---------------------------------------------------

STEP 1 - CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

                               92     PROSPECTUS

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - INCOME BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000.

                                                           Income Benefit Amount
                                                  ---------------------------------------
                            Beginning              Contract     Maximum
             Type of        Contract  Transaction Value After Anniversary       5%
 Date       Occurrence        Value     Amount    Occurrence     Value    Roll-Up Value**
-----------------------------------------------------------------------------------------
1/1/04 Contract Anniversary  $55,000          _     $55,000     $55,000       $52,500
-----------------------------------------------------------------------------------------
7/1/04  Partial Withdrawal   $60,000    $15,000     $45,000     $41,250       $40,176
-----------------------------------------------------------------------------------------

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.

MAXIMUM ANNIVERSARY VALUE INCOME BENEFIT
----------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                 (a)            $15,000
----------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                    (b)            $60,000
----------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal                    (c)            $55,000
----------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                [(a)/(b)]*(c)       $13,750
----------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit                                                                                  $41,250
----------------------------------------------------------------------------------------------------------------

5 % ROLL-UP VALUE INCOME BENEFIT**
----------------------------------------------------------------------------------------------------------------
Total Partial Withdrawal Amount                                                           (a)            $15,000
----------------------------------------------------------------------------------------------------------------
STEP I - DOLLAR FOR DOLLAR PORTION
----------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                    (b)            $60,000
----------------------------------------------------------------------------------------------------------------
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal (assumes
181 days worth of interest on $52,500 and $54,600, respectively)                          (c)            $53,786
----------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount (Corridor = 5% of Roll-Up Value on 1/1/04)                      (d)            $ 2,625
----------------------------------------------------------------------------------------------------------------
Dollar for Dollar Withdrawal Adjustment (discounted for a half year's worth of
interest)                                                                        (e) = (d) * 1.05 ^-0.5  $ 2,562
----------------------------------------------------------------------------------------------------------------
Contract Value After Step 1                                                         (b') = (b) - (d)     $57,375
----------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 1                                                (c') = (c) - (e)     $51,224
----------------------------------------------------------------------------------------------------------------
STEP 2 - PROPORTIONAL PORTION
----------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                           (a') = (a) - (d)     $12,375
----------------------------------------------------------------------------------------------------------------
Proportional Adjustment                                                            (a') /(b') * (c')     $11,048
----------------------------------------------------------------------------------------------------------------
Contract Value After Step 2                                                           (b') - (a')        $45,000
----------------------------------------------------------------------------------------------------------------
Adjusted Income Benefit After Step 2                                                                     $40,176
----------------------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**In certain states, the Roll-Up Value Income Benefit accumulates interest on a daily basis at a rate equivalent to 3% per year rather than 5%. If calculations assumed an interest rate of 3% per year, the adjusted income benefit would be lower.

                               93     PROSPECTUS

APPENDIX E
WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2007

Initial Purchase Payment: $50,000

                                                                      Death Benefit Amount
                                                                --------------------------------
                              Beginning              Contract   Purchase   Maximum    Enhanced
               Type of        Contract  Transaction Value After Payment  Anniversary Beneficiary
  Date        Occurrence        Value     Amount    Occurrence   Value      Value      Value**
------------------------------------------------------------------------------------------------
1/1/2008 Contract Anniversary  $55,000          _     $55,000   $50,000    $55,000     $52,500
------------------------------------------------------------------------------------------------
7/1/2008  Partial Withdrawal   $60,000    $15,000     $45,000   $37,500    $41,250     $40,339
------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

PURCHASE PAYMENT VALUE DEATH BENEFIT
-------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                       (a)       $15,000
-------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                          (b)       $60,000
-------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal           (c)       $50,000
-------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                      [(a)/(b)]*(c)  $12,500
-------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                    $37,500
-------------------------------------------------------------------------------------------------

MAV DEATH BENEFIT
-------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                       (a)       $15,000
-------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                          (b)       $60,000
-------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal           (c)       $55,000
-------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                      [(a)/(b)]*(c)  $13,750
-------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                    $41,250
-------------------------------------------------------------------------------------------------

ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) BENEFIT**
-------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                       (a)       $15,000
-------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                          (b)       $60,000
-------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal
(assumes 181 days worth of interest on $52,500 and $54,600, respectively)       (c)       $53,786
-------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                      [(a)/(b)]*(c)  $13,446
-------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                    $40,339
-------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**Calculations for the Enhanced Beneficiary Protection (Annual Increase)
  Benefit assumed that interest accumulates on a daily basis at a rate equivalent to 5% per year. In certain states, the benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.

                               94     PROSPECTUS

APPENDIX F
CALCULATION OF EARNINGS PROTECTION DEATH BENEFIT*
--------------------------------------------------------------------------------

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals                     =   $0
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                   =   $100,000
                                                       ($100,000+ $0 - $0)
In-Force Earnings                                  =   $25,000
                                                       ($125,000- $100,000)
EARNINGS PROTECTION DEATH BENEFIT**                =   40% * $25,000 = $10,000

Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals                     =   $5,000
                                                       ($10,000-$5,000)
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                   =   $95,000
                                                       ($100,000+$0-$5,000)
In-Force Earnings                                  =   $19,000
                                                       ($114,000-$95,000)
EARNINGS PROTECTION DEATH BENEFIT**                =   40%*$19,000=$7,600

Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the

                               95     PROSPECTUS

Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives a Complete Request for Settlement.

Excess of Earnings Withdrawals                     =   $30,000
                                                       ($50,000-$20,000)
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                   =   $120,000
                                                       ($110,000+$40,000-$30,000)
In-Force Earnings                                  =   $20,000
                                                       ($140,000-$120,000)
EARNINGS PROTECTION DEATH BENEFIT**                =   25%*$20,000=$5,000

In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since 25% of In-Force Earnings is less than 50% of the In-Force Premium (excluding purchase payments in the 12 months prior to death ), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

EXAMPLE 4: SPOUSAL CONTINUATION

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option and MAV Death Benefit Option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals                     =   $0
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                   =   $100,000
                                                       ($100,000+$0-$0)
In-Force Earnings                                  =   $50,000
                                                       ($150,000-$100,000)
Earnings Protection Death Benefit**                =   40%*$50,000=$20,000
Contract Value                                     =   $150,000
Death Benefit                                      =   $160,000
Earnings Protection Death Benefit                  =   $20,000
Continuing Contract Value                          =   $180,000
                                                       ($160,000+$20,000)

Since 40% of In-Force Earnings is less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract.

**If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

                               96     PROSPECTUS

APPENDIX G
WITHDRAWAL ADJUSTMENT EXAMPLE - TRUERETURN ACCUMULATION BENEFIT*
--------------------------------------------------------------------------------

Issue Date: January 2, 2007

Initial Purchase Payment: $50,000

Initial Benefit Base: $50,000

                                  Beginning              Contract
                   Type of        Contract  Transaction Value After Benefit
      Date        Occurrence        Value     Amount    Occurrence   Base
    -----------------------------------------------------------------------
    1/2/2008 Contract Anniversary  $55,000          _     $55,000   $50,000
    -----------------------------------------------------------------------
    7/2/2008  Partial Withdrawal   $60,000    $15,000     $45,000   $37,500
    -----------------------------------------------------------------------

The following shows how we compute the adjusted Benefit Bases in the example above. Please note the withdrawal reduces the Benefit Bases by the same proportion as the withdrawal reduces the Contract Value.

-------------------------------------------------------------------------------------------
BENEFIT BASE
-------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                  (a)      $15,000
-------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                     (b)      $60,000
-------------------------------------------------------------------------------------------
Value of Benefit Base Amount Immediately Prior to Partial Withdrawal       (c)      $50,000
-------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                 [(a)/(b)]*(c) $12,500
-------------------------------------------------------------------------------------------
Adjusted Benefit Base                                                               $37,500
-------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

                               97     PROSPECTUS

APPENDIX H - SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Variable Annuity contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000. Your Benefit Payment is $8,000, which is 8% of your initial purchase payment. Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000). The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000). The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000). The Benefit Payment is unchanged and remains $8,000. The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000. The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000 - $25,000)) = $8,000.
There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.
The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000 - $5,000)) = $4,400. The Benefit
Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000). The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000). The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200). The Benefit Payment is unchanged and remains $7,600. The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

                               98     PROSPECTUS

APPENDIX I - SUREINCOME PLUS WITHDRAWAL BENEFIT
OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Variable Annuity contract with a $100,000 initial purchase payment and add the SureIncome Plus Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% X ($130,000 - $25,000)) = $8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume Example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

                               99     PROSPECTUS

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% X ($60,000 - $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome Plus Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% X the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome Plus Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

                              100     PROSPECTUS

APPENDIX J - SUREINCOME FOR LIFE WITHDRAWAL BENEFIT
OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1: Assume you purchase an Allstate Variable Annuity contract with $100,000 initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% x current Benefit Base ($5,000 = 5% X $100,000, assuming your Benefit Base is still $100,000).

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $5,600, which is your prior Benefit Payment ($4,000) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).

Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% x current Benefit Base ($7,000 = 5% X $140,000, assuming your Benefit Base is still $140,000).

Example 3a: Assume Example 1 is continued and the first withdrawal, equal to $4,000, is made during the first Benefit Year.

The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).

The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).

The Benefit Payment is unchanged and remains $4,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 3b: Assume Example 1 is continued and the first withdrawal, equal to $5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).

The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% x current Benefit Base (5% X $100,000 = $5,000).

The Benefit Payment remains $5,000 after withdrawal.

                              101     PROSPECTUS

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 3c: Assume Example 1 is continued and the first withdrawal, equal to $6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).

The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).

Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% X current Benefit Base (6% X $100,000 = $6,000).

The Benefit Payment remains $6,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).

Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.

Example 4a: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% X $75,000) = $3,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 4b: Assume Example 1 is continued and a withdrawal of $25,000 is made during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries). Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) = $75,000.

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% X current Benefit Base prior to the withdrawal (5% X $100,000 = $5,000).

The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% X $75,000) = $3,750.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 5: Assume Example 3a is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

                              102     PROSPECTUS

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($96,000 - $5,000) = $55,000.

The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% X $55,000) = $2,200.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $3,800, which is your prior Benefit Payment ($2,200) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $1,600 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).

The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).

The Benefit Payment is unchanged and remains $3,800.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome For Life Option Fee is $650, which is 0.65% X the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

Note: The Benefit Payment remains $6,374 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% X current Benefit Base ($7,967.50 = 5% X $159,350, assuming your Benefit Base is still $159,350).

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome For Life Option Fee is $1,035.78, which is 0.65% X the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

                              103     PROSPECTUS

The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% X the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

                              104     PROSPECTUS

APPENDIX K - ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

Appendix K presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

In addition, no Accumulation Unit Values are shown for Contracts with administrative expense charges of 0.30% which applies to Contracts purchased on or after January 1, 2005, and prior to October 17, 2005; effective October 17, 2005, and thereafter, the administrative expense charge applied to such Contracts is 0.19%.


The Allstate Variable Annuity Contracts, the Allstate Variable Annuity-L Share Contracts and all available Benefit Options were first offered on May 1, 2003. All of the Variable Sub-Accounts shown below were first offered under the Contracts on May 1, 2003 except for the Invesco V.I. Mid Cap Core Equity Fund - Series II Sub-Account, FTVIP Franklin High Income Securities - Class 2 Sub-Account, FTVIP Franklin Income Securities - Class 2 Sub-Account, FTVIP Mutual Shares Securities - Class 2 Sub-Account, and FTVIP Templeton Foreign Securities - Class 2 Sub-Account, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein VPS International Value - Class B Sub-Account, the AllianceBernstein VPS Utility Income - Class B Sub-Account, the AllianceBernstein VPS Value - Class B Sub-Account, the Fidelity VIP Contrafund - Service Class 2 Sub-Account, the Fidelity VIP Growth & Income - Service Class 2 Sub-Account, the Fidelity VIP High Income - Service Class 2 Sub-Account, the Fidelity VIP Mid Cap - Service Class 2 Sub-Account, the FTVIP Franklin Flex Cap Growth Securities - Class 2 Sub-Account, the FTVIP Mutual Global Discovery Securities Fund - Class 2 Sub-Account, the Goldman Sachs VIT Structured Small Cap Equity Sub-Account, the Goldman Sachs VIT Structured U.S. Equity Sub-Account, the Goldman Sachs VIT Large Cap Value Fund Sub-Account, the Goldman Sachs VIT Mid Cap Value Sub-Account and the Putnam VT New Value - Class IB Sub-Account which were first offered under the Contracts on April 30, 2005, and the Invesco V.I. Core Equity - Series II Sub-Account, the Fidelity VIP Money Market - Service Class 2 Sub-Account, the PIMCO CommodityRealReturn Strategy - Advisor Shares Sub-Account, PIMCO Emerging Markets Bond - Advisor Shares Sub-Account, PIMCO Real Return - Advisor Shares Sub-Account, PIMCO Total Return - Advisor Shares Sub-Account and the Invesco Van Kampen V.I. International Growth Equity Fund - Series II Sub-Account which were first offered under the Contracts on May 1, 2006 and the Putnam VT Equity Income Fund
- Class IB Sub-Account which was first offered under the Contracts on February 13, 2009 and the Invesco V.I. International Growth Fund - Series II Sub-Account, the Invesco Van Kampen V.I. Equity and Income Fund - Series II Sub-Account and the Invesco V.I. Global Core Equity Fund - Series II Sub-Account which were first offered under the Contracts on April 29, 2011.

The names of the following Sub-Accounts changed since December 31, 2013. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2013:



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
   2013 (AS APPEARS IN THE FOLLOWING
  TABLES OF ACCUMULATION UNIT VALUES)   SUB-ACCOUNT NAME ON/ABOUT MAY 1, 2014
 -----------------------------------------------------------------------------
 FTVIP Franklin Flex Cap Growth         FTVIP Franklin Flex Cap Growth VIP
 Securities Fund - Class 2              Fund - Class 2
 FTVIP Franklin High Income Securities  FTVIP Franklin High Income VIP Fund -
 Fund - Class 2                         Class 2
 FTVIP Franklin Income Securities Fund  FTVIP Franklin Income VIP Fund -
 - Class 2                              Class 2
 FTVIP Mutual Global Discovery          FTVIP Franklin Mutual Global
 Securities Fund - Class 2              Discovery VIP Fund - Class 2
 FTVIP Mutual Shares Securities Fund -  FTVIP Franklin Mutual Shares VIP Fund
 Class 2                                - Class 2
 FTVIP Templeton Foreign Securities     FTVIP Templeton Foreign VIP Fund -
 Fund - Class 2                         Class 2
 Goldman Sachs VIT Structured Small     Goldman Sachs VIT Small Cap Equity
 Cap Equity Fund                        Insights Fund - Institutional
 Goldman Sachs VIT Structured U.S.      Goldman Sachs VIT U.S. Equity
 Equity Fund                            Insights Fund - Institutional
 -----------------------------------------------------------------------------


                              105     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1




                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                                  2004       $12.313      $13.518      415,731
                                                                  2005       $13.518      $13.957      444,440
                                                                  2006       $13.957      $16.118      392,648
                                                                  2007       $16.118      $16.682      336,404
                                                                  2008       $16.682       $9.766      303,800
                                                                  2009        $9.766      $11.601      269,512
                                                                  2010       $11.601      $12.917      234,256
                                                                  2011       $12.917      $13.525      156,985
                                                                  2012       $13.525      $15.652      120,487
                                                                  2013       $15.652      $20.795       92,701
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                                  2004       $12.479      $14.108      170,808
                                                                  2005       $14.108      $15.547      369,989
                                                                  2006       $15.547      $15.157      387,737
                                                                  2007       $15.157      $16.855      356,669
                                                                  2008       $16.855       $9.550      305,855
                                                                  2009        $9.550      $12.525      289,591
                                                                  2010       $12.525      $14.193      243,621
                                                                  2011       $14.193      $14.146      200,172
                                                                  2012       $14.146      $15.859      158,132
                                                                  2013       $15.859      $20.934      108,680
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO--CLASS B
                                                                  2005       $10.000      $11.902      347,354
                                                                  2006       $11.902      $15.875      662,259
                                                                  2007       $15.875      $16.544      645,090
                                                                  2008       $16.544       $7.629      670,721
                                                                  2009        $7.629      $10.118      567,122
                                                                  2010       $10.118      $10.417      530,629
                                                                  2011       $10.417       $8.284      501,353
                                                                  2012        $8.284       $9.337      410,187
                                                                  2013        $9.337      $11.312      267,416
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                                  2004       $11.511      $12.311      104,368
                                                                  2005       $12.311      $13.956      129,269
                                                                  2006       $13.956      $13.688      116,723
                                                                  2007       $13.688      $15.350      109,489
                                                                  2008       $15.350       $9.118       91,770
                                                                  2009        $9.118      $12.341       77,990
                                                                  2010       $12.341      $13.379       53,765
                                                                  2011       $13.379      $12.775       40,933
                                                                  2012       $12.775      $14.642       33,944
                                                                  2013       $14.642      $19.801       28,873


                              106     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO--CLASS B
                                                                  2004       $13.642      $16.034      220,201
                                                                  2005       $16.034      $16.877      394,485
                                                                  2006       $16.877      $19.026      422,123
                                                                  2007       $19.026      $19.066      377,632
                                                                  2008       $19.066      $12.092      342,681
                                                                  2009       $12.092      $17.028      285,949
                                                                  2010       $17.028      $21.278      246,911
                                                                  2011       $21.278      $19.193      187,137
                                                                  2012       $19.193      $22.444      140,237
                                                                  2013       $22.444      $30.492       99,926
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO--CLASS B
                                                                  2005       $10.000      $10.978       46,526
                                                                  2006       $10.978      $13.383       85,825
                                                                  2007       $13.383      $16.121       86,127
                                                                  2008       $16.121      $10.064       59,080
                                                                  2009       $10.064      $10.904            0
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO--CLASS B
                                                                  2005       $10.000      $10.757       58,921
                                                                  2006       $10.757      $12.852      107,014
                                                                  2007       $12.852      $12.157       92,965
                                                                  2008       $12.157       $7.078       73,569
                                                                  2009        $7.078       $8.456       67,766
                                                                  2010        $8.456       $9.301       55,429
                                                                  2011        $9.301       $8.834       48,835
                                                                  2012        $8.834      $10.075       28,973
                                                                  2013       $10.075      $13.574       10,514
----------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                                  2005       $10.000      $11.917      557,027
                                                                  2006       $11.917      $13.108      934,340
                                                                  2007       $13.108      $15.177      953,870
                                                                  2008       $15.177       $8.586      906,812
                                                                  2009        $8.586      $11.481      842,828
                                                                  2010       $11.481      $13.251      782,880
                                                                  2011       $13.251      $12.716      577,610
                                                                  2012       $12.716      $14.578      525,027
                                                                  2013       $14.578      $18.844      310,655
----------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO--SERVICE CLASS 2
                                                                  2005       $10.000      $11.114      148,705
                                                                  2006       $11.114      $12.382      257,982
                                                                  2007       $12.382      $13.670      244,669
                                                                  2008       $13.670       $7.840      250,198
                                                                  2009        $7.840       $9.830      230,522
                                                                  2010        $9.830      $11.114      221,910
                                                                  2011       $11.114      $11.120      191,412
                                                                  2012       $11.120      $12.980      157,595
                                                                  2013       $12.980      $17.072      103,004


                              107     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME PORTFOLIO--SERVICE CLASS 2
                                                             2005       $10.000      $10.498      130,227
                                                             2006       $10.498      $11.506      227,510
                                                             2007       $11.506      $11.645      234,374
                                                             2008       $11.645       $8.605      210,481
                                                             2009        $8.605      $12.186      179,059
                                                             2010       $12.186      $13.673      158,631
                                                             2011       $13.673      $13.999      135,359
                                                             2012       $13.999      $15.749      102,536
                                                             2013       $15.749      $16.431       79,604
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                             2005       $10.000      $12.136      226,223
                                                             2006       $12.136      $13.466      356,831
                                                             2007       $13.466      $15.330      369,677
                                                             2008       $15.330       $9.139      324,260
                                                             2009        $9.139      $12.607      321,406
                                                             2010       $12.607      $16.000      308,116
                                                             2011       $16.000      $14.080      206,809
                                                             2012       $14.080      $15.921      169,812
                                                             2013       $15.921      $21.353      122,323
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                             2006       $10.000      $10.235      114,860
                                                             2007       $10.235      $10.603      159,940
                                                             2008       $10.603      $10.755      520,911
                                                             2009       $10.755      $10.667      464,222
                                                             2010       $10.667      $10.537      375,839
                                                             2011       $10.537      $10.403      315,165
                                                             2012       $10.403      $10.269      271,519
                                                             2013       $10.269      $10.138      228,872
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND--CLASS 2
                                                             2005       $10.000      $11.178       40,690
                                                             2006       $11.178      $11.608       94,418
                                                             2007       $11.608      $13.099       92,942
                                                             2008       $13.099       $8.364       90,854
                                                             2009        $8.364      $10.978       87,018
                                                             2010       $10.978      $12.591       86,487
                                                             2011       $12.591      $11.832       84,137
                                                             2012       $11.832      $12.761       57,261
                                                             2013       $12.761      $17.318       31,809


                              108     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                            2004       $10.000      $10.717      126,010
                                                            2005       $10.717      $10.930      201,704
                                                            2006       $10.930      $11.800      182,881
                                                            2007       $11.800      $11.963      173,502
                                                            2008       $11.963       $9.048      157,840
                                                            2009        $9.048      $12.745      126,761
                                                            2010       $12.745      $14.248      120,554
                                                            2011       $14.248      $14.706       78,938
                                                            2012       $14.706      $16.775       59,491
                                                            2013       $16.775      $17.855       50,520
----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                            2004       $10.000      $11.263      117,847
                                                            2005       $11.263      $11.297      701,458
                                                            2006       $11.297      $13.185      908,698
                                                            2007       $13.185      $13.503      885,514
                                                            2008       $13.503       $9.376      810,005
                                                            2009        $9.376      $12.550      729,159
                                                            2010       $12.550      $13.958      645,367
                                                            2011       $13.958      $14.107      535,353
                                                            2012       $14.107      $15.686      383,121
                                                            2013       $15.686      $17.642      276,618
----------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
                                                            2005       $10.000      $11.405       76,341
                                                            2006       $11.405      $13.854      155,329
                                                            2007       $13.854      $15.294      183,230
                                                            2008       $15.294      $10.801      172,918
                                                            2009       $10.801      $13.148      162,316
                                                            2010       $13.148      $14.530      159,207
                                                            2011       $14.530      $13.919      143,035
                                                            2012       $13.919      $15.574       89,435
                                                            2013       $15.574      $19.618       49,948
----------------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                            2004       $10.000      $10.974       89,975
                                                            2005       $10.974      $11.976      415,887
                                                            2006       $11.976      $13.995      488,856
                                                            2007       $13.995      $14.294      445,687
                                                            2008       $14.294       $8.874      404,303
                                                            2009        $8.874      $11.041      333,595
                                                            2010       $11.041      $12.119      277,117
                                                            2011       $12.119      $11.838      237,390
                                                            2012       $11.838      $13.349      172,382
                                                            2013       $13.349      $16.901      130,791


                              109     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                        2004       $10.000      $11.543       91,246
                                                        2005       $11.543      $12.553      664,497
                                                        2006       $12.553      $15.049      828,191
                                                        2007       $15.049      $17.150      745,295
                                                        2008       $17.150      $10.093      641,464
                                                        2009       $10.093      $13.653      575,128
                                                        2010       $13.653      $14.610      506,308
                                                        2011       $14.610      $12.888      453,275
                                                        2012       $12.888      $15.041      322,679
                                                        2013       $15.041      $18.258      242,191
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                                                        2005       $10.000      $10.546      109,697
                                                        2006       $10.546      $12.766      149,560
                                                        2007       $12.766      $12.633      161,324
                                                        2008       $12.633       $8.266      137,300
                                                        2009        $8.266       $9.654      160,660
                                                        2010        $9.654      $10.596      115,320
                                                        2011       $10.596       $9.722      106,309
                                                        2012        $9.722      $11.432       84,725
                                                        2013       $11.432      $15.035       53,862
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                                        2005       $10.000      $11.401      203,640
                                                        2006       $11.401      $13.074      222,560
                                                        2007       $13.074      $13.247      203,257
                                                        2008       $13.247       $8.275      163,375
                                                        2009        $8.275      $10.876      148,557
                                                        2010       $10.876      $13.420      128,149
                                                        2011       $13.420      $12.403      111,768
                                                        2012       $12.403      $14.503       88,862
                                                        2013       $14.503      $19.025       50,158
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                                        2005       $10.000      $11.367      347,710
                                                        2006       $11.367      $12.598      450,996
                                                        2007       $12.598      $10.356      463,960
                                                        2008       $10.356       $6.763      422,890
                                                        2009        $6.763       $8.523      384,856
                                                        2010        $8.523      $10.948      336,667
                                                        2011       $10.948      $10.879      278,687
                                                        2012       $10.879      $12.117      222,764
                                                        2013       $12.117      $16.221      174,494


                              110     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                                                       2005       $10.000      $11.295      154,801
                                                                       2006       $11.295      $12.587      252,665
                                                                       2007       $12.587      $12.132      262,920
                                                                       2008       $12.132       $7.600      251,425
                                                                       2009        $7.600       $9.089      221,142
                                                                       2010        $9.089      $10.124      201,152
                                                                       2011       $10.124      $10.398      171,843
                                                                       2012       $10.398      $11.747      143,631
                                                                       2013       $11.747      $15.946       88,619
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
 FUND--SERIES II
                                                                       2004       $11.853      $12.493      143,473
                                                                       2005       $12.493      $13.275      181,523
                                                                       2006       $13.275      $13.448      174,613
                                                                       2007       $13.448      $15.483      157,178
                                                                       2008       $15.483       $7.777      145,869
                                                                       2009        $7.777      $12.715      140,339
                                                                       2010       $12.715      $15.007      122,371
                                                                       2011       $15.007      $13.867       98,771
                                                                       2012       $13.867      $15.522       92,509
                                                                       2013       $15.522      $21.419       82,131
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES II
                                                                       2004       $13.408      $15.158      366,700
                                                                       2005       $15.158      $16.781      592,052
                                                                       2006       $16.781      $19.981      628,145
                                                                       2007       $19.981      $21.249      569,614
                                                                       2008       $21.249      $12.287      535,515
                                                                       2009       $12.287      $16.878      440,565
                                                                       2010       $16.878      $20.356      359,531
                                                                       2011       $20.356      $20.260      293,048
                                                                       2012       $20.260      $23.412      218,660
                                                                       2013       $23.412      $30.953      162,452
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION--SERIES II
                                                                       2004       $12.268      $12.876       74,440
                                                                       2005       $12.876      $13.801       78,672
                                                                       2006       $13.801      $14.449       66,299
                                                                       2007       $14.449      $15.935       62,808
                                                                       2008       $15.935       $9.024       55,950
                                                                       2009        $9.024      $10.753       53,464
                                                                       2010       $10.753      $12.229       46,413
                                                                       2011       $12.229      $11.092       41,810
                                                                       2012       $11.092      $12.739            0


                              111     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                                                                 2004       $12.525      $14.519     1,368,363
                                                                 2005       $14.519      $14.921     2,024,042
                                                                 2006       $14.921      $17.092     2,064,458
                                                                 2007       $17.092      $16.478     1,899,584
                                                                 2008       $16.478      $10.442     1,630,400
                                                                 2009       $10.442      $13.235     1,426,710
                                                                 2010       $13.235      $15.115     1,220,309
                                                                 2011       $15.115      $14.606     1,021,451
                                                                 2012       $14.606      $17.145       746,490
                                                                 2013       $17.145      $22.958       579,967
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES II
                                                                 2006       $10.000      $10.804        59,634
                                                                 2007       $10.804      $11.504        52,025
                                                                 2008       $11.504       $7.913        49,165
                                                                 2009        $7.913       $9.996        44,333
                                                                 2010        $9.996      $10.780        40,181
                                                                 2011       $10.780      $10.610        39,159
                                                                 2012       $10.610      $11.898        23,407
                                                                 2013       $11.898      $15.143        20,945
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND--SERIES II
                                                                 2004       $12.260      $13.095       556,690
                                                                 2005       $13.095      $13.619       590,383
                                                                 2006       $13.619      $14.900       513,182
                                                                 2007       $14.900      $15.280       433,504
                                                                 2008       $15.280       $9.584       394,305
                                                                 2009        $9.584      $11.725       311,712
                                                                 2010       $11.725      $12.754       273,597
                                                                 2011       $12.754      $12.582       206,876
                                                                 2012       $12.582      $14.701       149,052
                                                                 2013       $14.701      $18.976       121,281
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME
 FUND--SERIES II
                                                                 2004       $11.622      $12.793       215,383
                                                                 2005       $12.793      $13.561       424,921
                                                                 2006       $13.561      $15.070       488,356
                                                                 2007       $15.070      $15.374       463,892
                                                                 2008       $15.374      $11.734       366,052
                                                                 2009       $11.734      $14.187       339,381
                                                                 2010       $14.187      $15.689       287,074
                                                                 2011       $15.689      $15.286       283,842
                                                                 2012       $15.286      $16.957       204,049
                                                                 2013       $16.957      $20.904       139,771


                              112     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL CORE EQUITY FUND--SERIES II
                                                          2011       $10.000      $12.554       127,266
                                                          2012       $12.554      $14.053        97,661
                                                          2013       $14.053      $16.959        84,934
--------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND--SERIES II
                                                          2004       $12.971      $14.679       331,007
                                                          2005       $14.679      $15.385       355,868
                                                          2006       $15.385      $18.468       304,398
                                                          2007       $18.468      $19.462       274,405
                                                          2008       $19.462      $11.317       240,021
                                                          2009       $11.317      $12.972       199,739
                                                          2010       $12.972      $14.326       177,987
                                                          2011       $14.326      $15.462             0
--------------------------------------------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME
 FUND--SERIES II
                                                          2004       $12.423      $13.994       706,160
                                                          2005       $13.994      $15.157       998,766
                                                          2006       $15.157      $17.352     1,008,188
                                                          2007       $17.352      $17.559       900,886
                                                          2008       $17.559      $11.750       780,887
                                                          2009       $11.750      $14.394       719,108
                                                          2010       $14.394      $15.941       593,027
                                                          2011       $15.941      $15.380       500,922
                                                          2012       $15.380      $17.359       362,479
                                                          2013       $17.359      $22.922       277,198
--------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND--SERIES II
                                                          2013       $10.000      $19.631        36,666
--------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD SECURITIES FUND--SERIES II
                                                          2004       $11.331      $12.255       191,354
                                                          2005       $12.255      $12.330       181,345
                                                          2006       $12.330      $13.268       165,461
                                                          2007       $13.268      $13.607       142,464
                                                          2008       $13.607      $10.315       111,487
                                                          2009       $10.315      $14.690        90,257
                                                          2010       $14.690      $15.944        74,319
                                                          2011       $15.944      $15.999        58,774
                                                          2012       $15.999      $18.715        43,280
                                                          2013       $18.715      $19.315             0
--------------------------------------------------------------------------------------------------------
INVESCO V.I. INCOME BUILDER FUND--SERIES II
                                                          2004       $11.666      $12.750       132,998
                                                          2005       $12.750      $13.430       130,194
                                                          2006       $13.430      $15.108       112,840
                                                          2007       $15.108      $15.339        84,148
                                                          2008       $15.339      $11.137        66,790
                                                          2009       $11.137      $13.731        59,867
                                                          2010       $13.731      $15.199        48,617
                                                          2011       $15.199      $16.184             0


                              113     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND--SERIES II
                                                                       2011       $10.000       $8.279       200,401
                                                                       2012        $8.279       $9.419       195,048
                                                                       2013        $9.419      $11.038       171,400
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                                       2004       $10.000      $10.826        41,968
                                                                       2005       $10.826      $11.463        87,736
                                                                       2006       $11.463      $12.559        75,209
                                                                       2007       $12.559      $13.547        66,771
                                                                       2008       $13.547       $9.537        63,651
                                                                       2009        $9.537      $12.224        58,380
                                                                       2010       $12.224      $13.729        53,132
                                                                       2011       $13.729      $12.671        44,645
                                                                       2012       $12.671      $13.835        21,254
                                                                       2013       $13.835      $17.544        16,562
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                       2004       $12.864      $14.589        91,273
                                                                       2005       $14.589      $16.001        90,402
                                                                       2006       $16.001      $16.573        90,586
                                                                       2007       $16.573      $19.237        81,088
                                                                       2008       $19.237      $10.095        75,417
                                                                       2009       $10.095      $15.583        70,514
                                                                       2010       $15.583      $19.577        54,925
                                                                       2011       $19.577      $17.516        48,586
                                                                       2012       $17.516      $19.300        32,738
                                                                       2013       $19.300      $26.025        26,423
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. S&P 500 INDEX FUND--SERIES II
                                                                       2004       $12.114      $13.188       779,233
                                                                       2005       $13.188      $13.596     1,205,985
                                                                       2006       $13.596      $15.462     1,252,976
                                                                       2007       $15.462      $16.026     1,151,976
                                                                       2008       $16.026       $9.923     1,135,623
                                                                       2009        $9.923      $12.348     1,011,779
                                                                       2010       $12.348      $13.967       900,102
                                                                       2011       $13.967      $13.999       620,524
                                                                       2012       $13.999      $15.961       493,120
                                                                       2013       $15.961      $20.727       350,780


                              114     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                                             Number of
                                                                                  Accumulation Accumulation    Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. VALUE OPPORTUNITIES FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES
 FUND--SERIES II
                                                                         2004       $12.922      $14.138      197,926
                                                                         2005       $14.138      $14.713      205,195
                                                                         2006       $14.713      $16.404      175,011
                                                                         2007       $16.404      $16.412      160,793
                                                                         2008       $16.412       $7.791      177,479
                                                                         2009        $7.791      $11.363      148,519
                                                                         2010       $11.363      $11.995      127,880
                                                                         2011       $11.995      $11.439      105,881
                                                                         2012       $11.439      $13.284       73,457
                                                                         2013       $13.284      $17.476       55,614
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND--SERIES II
                                                                         2006       $10.000      $10.761       66,650
                                                                         2007       $10.761      $12.136       72,239
                                                                         2008       $12.136       $6.166       96,162
                                                                         2009        $6.166       $8.311       86,149
                                                                         2010        $8.311       $9.016       84,235
                                                                         2011        $9.016       $9.828            0
-----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS--GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS Y
                                                                         2004       $11.505      $13.660       45,533
                                                                         2005       $13.660      $15.420       95,239
                                                                         2006       $15.420      $18.270       90,617
                                                                         2007       $18.270      $21.647       86,092
                                                                         2008       $21.647      $14.221       80,258
                                                                         2009       $14.221      $16.681       44,277
                                                                         2010       $16.681      $17.576       41,418
                                                                         2011       $17.576      $20.095       33,660
                                                                         2012       $20.095      $23.492       19,773
                                                                         2013       $23.492      $27.257       16,794
-----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS Y
                                                                         2004       $12.234      $13.583       35,573
                                                                         2005       $13.583      $16.455       37,997
                                                                         2006       $16.455      $17.484       37,633
                                                                         2007       $17.484      $20.603       35,654
                                                                         2008       $20.603      $10.372       34,174
                                                                         2009       $10.372      $17.308       37,731
                                                                         2010       $17.308      $21.481       25,726
                                                                         2011       $21.481      $19.594       20,965
                                                                         2012       $19.594      $21.587       16,935
                                                                         2013       $21.587      $22.928            0


                              115     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS Y
                                                            2004       $12.690      $14.090       102,460
                                                            2005       $14.090      $15.071        94,898
                                                            2006       $15.071      $19.322        90,663
                                                            2007       $19.322      $21.998        81,637
                                                            2008       $21.998      $12.411        71,612
                                                            2009       $12.411      $15.609        63,468
                                                            2010       $15.609      $16.480        56,422
                                                            2011       $16.480      $14.665        50,201
                                                            2012       $14.665      $17.104        41,377
                                                            2013       $17.104      $21.476        35,301
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS Y
                                                            2004       $12.603      $13.968        19,661
                                                            2005       $13.968      $14.677        18,678
                                                            2006       $14.677      $17.147        17,635
                                                            2007       $17.147      $19.748        13,437
                                                            2008       $19.748      $10.924        12,351
                                                            2009       $10.924      $10.445             0
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS Y
                                                            2004       $10.311      $10.694     1,071,611
                                                            2005       $10.694      $10.881     2,234,712
                                                            2006       $10.881      $11.315     2,686,693
                                                            2007       $11.315      $11.808     2,527,529
                                                            2008       $11.808      $10.594     1,986,494
                                                            2009       $10.594      $12.789     1,790,282
                                                            2010       $12.789      $13.761     1,572,045
                                                            2011       $13.761      $14.224     1,319,372
                                                            2012       $14.224      $15.981     1,060,499
                                                            2013       $15.981      $15.903       840,679
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS Y
                                                            2004       $10.018      $10.005       691,339
                                                            2005       $10.005      $10.025     1,064,766
                                                            2006       $10.025      $10.295     1,070,500
                                                            2007       $10.295      $10.446       951,430
                                                            2008       $10.446       $8.742       779,527
                                                            2009        $8.742       $9.109       716,650
                                                            2010        $9.109       $9.191       583,997
                                                            2011        $9.191       $9.295       445,327
                                                            2012        $9.295       $9.454       353,553
                                                            2013        $9.454       $9.341       311,659


                              116     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS Y
                                                                     2004        $9.936       $9.868       812,228
                                                                     2005        $9.868       $9.988     1,150,064
                                                                     2006        $9.988      $10.289     1,226,200
                                                                     2007       $10.289      $10.629     1,227,382
                                                                     2008       $10.629      $10.723     1,158,126
                                                                     2009       $10.723      $10.586     1,026,288
                                                                     2010       $10.586      $10.450       858,610
                                                                     2011       $10.450      $10.317       675,122
                                                                     2012       $10.317      $10.185       549,485
                                                                     2013       $10.185      $10.054       414,508
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO--CLASS Y
                                                                     2004       $11.884      $13.005       463,438
                                                                     2005       $13.005      $15.136       529,631
                                                                     2006       $15.136      $15.526       475,152
                                                                     2007       $15.526      $18.273       433,093
                                                                     2008       $18.273       $9.425       414,460
                                                                     2009        $9.425      $15.895       310,698
                                                                     2010       $15.895      $19.993       279,782
                                                                     2011       $19.993      $18.361       250,814
                                                                     2012       $18.361      $20.316       195,345
                                                                     2013       $20.316      $30.155       164,580
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS Y
                                                                     2004       $12.034      $13.080       290,870
                                                                     2005       $13.080      $13.953       341,132
                                                                     2006       $13.953      $15.805       321,608
                                                                     2007       $15.805      $16.907       283,081
                                                                     2008       $16.907      $12.650       228,394
                                                                     2009       $12.650      $14.914       237,057
                                                                     2010       $14.914      $15.678       224,263
                                                                     2011       $15.678      $14.218       165,645
                                                                     2012       $14.218      $14.971       140,330
                                                                     2013       $14.971      $15.951             0
-------------------------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO--ADVISOR SHARES
                                                                     2006       $10.000       $9.517        40,712
                                                                     2007        $9.517      $11.567        50,173
                                                                     2008       $11.567       $6.411        51,624
                                                                     2009        $6.411       $8.961        76,870
                                                                     2010        $8.961      $10.991        85,668
                                                                     2011       $10.991      $10.031       121,676
                                                                     2012       $10.031      $10.408        99,352
                                                                     2013       $10.408       $8.762        81,838


                              117     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO--ADVISOR SHARES
                                                           2006       $10.000      $10.732       10,024
                                                           2007       $10.732      $11.200       13,492
                                                           2008       $11.200       $9.434       13,090
                                                           2009        $9.434      $12.149       20,723
                                                           2010       $12.149      $13.438       21,287
                                                           2011       $13.438      $14.090       18,978
                                                           2012       $14.090      $16.376       16,314
                                                           2013       $16.376      $15.027       12,651
---------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO--ADVISOR SHARES
                                                           2006       $10.000      $10.146       37,825
                                                           2007       $10.146      $11.073       71,055
                                                           2008       $11.073      $10.151      126,069
                                                           2009       $10.151      $11.851      203,245
                                                           2010       $11.851      $12.635      181,438
                                                           2011       $12.635      $13.914      152,768
                                                           2012       $13.914      $14.922      158,204
                                                           2013       $14.922      $13.358       82,265
---------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO--ADVISOR SHARES
                                                           2006       $10.000      $10.329      311,062
                                                           2007       $10.329      $11.077      456,710
                                                           2008       $11.077      $11.450      458,173
                                                           2009       $11.450      $12.880      652,330
                                                           2010       $12.880      $13.732      598,564
                                                           2011       $13.732      $14.031      540,321
                                                           2012       $14.031      $15.164      478,520
                                                           2013       $15.164      $14.660      340,323
---------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                           2009       $10.000       $8.191      321,699
                                                           2010        $8.191       $9.104      293,986
                                                           2011        $9.104       $9.160      267,769
                                                           2012        $9.160      $10.787      238,521
                                                           2013       $10.787      $14.099      195,644
---------------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                           2004       $11.342      $12.114       89,594
                                                           2005       $12.114      $12.437      105,484
                                                           2006       $12.437      $13.740       97,467
                                                           2007       $13.740      $13.692       92,913
                                                           2008       $13.692       $8.011       71,820
                                                           2009        $8.011       $9.934       65,216
                                                           2010        $9.934      $10.868       58,715
                                                           2011       $10.868      $11.025       56,562
                                                           2012       $11.025      $12.247       46,089
                                                           2013       $12.247      $14.276       34,915


                              118     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                   2004       $12.318      $13.510       83,914
                                                   2005       $13.510      $14.034       93,677
                                                   2006       $14.034      $16.057       80,043
                                                   2007       $16.057      $14.892       74,546
                                                   2008       $14.892       $9.011       72,093
                                                   2009        $9.011      $11.547       54,941
                                                   2010       $11.547      $13.037       42,887
                                                   2011       $13.037      $12.272       32,445
                                                   2012       $12.272      $14.431       28,251
                                                   2013       $14.431      $19.327       22,294
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2004       $12.688      $14.553      165,086
                                                   2005       $14.553      $16.118      239,237
                                                   2006       $16.118      $20.321      238,989
                                                   2007       $20.321      $21.736      222,845
                                                   2008       $21.736      $12.025      193,760
                                                   2009       $12.025      $14.794      172,893
                                                   2010       $14.794      $16.068      135,957
                                                   2011       $16.068      $13.175      103,342
                                                   2012       $13.175      $15.855       67,143
                                                   2013       $15.855      $20.043       54,001
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2004       $12.184      $13.547        5,886
                                                   2005       $13.547      $14.550        4,547
                                                   2006       $14.550      $16.364        3,355
                                                   2007       $16.364      $15.317        3,106
                                                   2008       $15.317       $9.140        2,276
                                                   2009        $9.140      $11.803        2,256
                                                   2010       $11.803      $13.273        2,240
                                                   2011       $13.273      $13.108        2,481
                                                   2012       $13.108      $15.116        2,212
                                                   2013       $15.116      $20.161            0
-------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                   2005       $10.000      $10.948      254,363
                                                   2006       $10.948      $12.538      372,360
                                                   2007       $12.538      $11.770      355,677
                                                   2008       $11.770       $6.418      365,722
                                                   2009        $6.418       $6.045            0


                              119     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                              2004       $11.752      $12.184      135,230
                                                              2005       $12.184      $12.712      164,024
                                                              2006       $12.712      $13.230      169,816
                                                              2007       $13.230      $13.780      155,642
                                                              2008       $13.780       $8.565      145,665
                                                              2009        $8.565      $13.856      135,902
                                                              2010       $13.856      $16.522      110,339
                                                              2011       $16.522      $13.398       82,424
                                                              2012       $13.398      $15.107       62,350
                                                              2013       $15.107      $21.432       54,925
------------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                              2004       $11.319      $12.299      141,903
                                                              2005       $12.299      $13.614      159,451
                                                              2006       $13.614      $14.891      158,346
                                                              2007       $14.891      $15.638      147,971
                                                              2008       $15.638      $13.124      121,506
                                                              2009       $13.124      $16.856      109,210
                                                              2010       $16.856      $18.259       88,226
                                                              2011       $18.259      $19.265       64,103
                                                              2012       $19.265      $22.415       41,952
                                                              2013       $22.415      $20.189       37,494
------------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                                              2004       $14.912      $18.105      100,831
                                                              2005       $18.105      $23.907      166,567
                                                              2006       $23.907      $32.371      223,116
                                                              2007       $32.371      $44.878      201,793
                                                              2008       $44.878      $19.162      160,087
                                                              2009       $19.162      $32.178      142,501
                                                              2010       $32.178      $37.782      115,955
                                                              2011       $37.782      $30.494      106,196
                                                              2012       $30.494      $36.071       83,613
                                                              2013       $36.071      $35.213       68,534
------------------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                              2004       $12.251      $13.637      311,486
                                                              2005       $13.637      $15.073      581,451
                                                              2006       $15.073      $18.080      726,809
                                                              2007       $18.080      $19.591      683,552
                                                              2008       $19.591      $13.741      578,764
                                                              2009       $13.741      $17.574      497,576
                                                              2010       $17.574      $19.784      418,112
                                                              2011       $19.784      $21.297      369,041
                                                              2012       $21.297      $24.299      288,301
                                                              2013       $24.299      $28.702      194,680
------------------------------------------------------------------------------------------------------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                                                              2013       $10.000      $17.425      114,273


                              120     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.1


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
                                                  2004       $11.715      $12.423      179,761
                                                  2005       $12.423      $14.161      189,322
                                                  2006       $14.161      $14.512      176,167
                                                  2007       $14.512      $17.427      199,929
                                                  2008       $17.427       $8.713      135,126
                                                  2009        $8.713      $14.203      117,702
                                                  2010       $14.203      $17.191       99,028
                                                  2011       $17.191      $16.453       77,957
                                                  2012       $16.453      $18.523       68,667
                                                  2013       $18.523      $27.010       63,435
------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                                                  2004       $13.116      $15.727      190,348
                                                  2005       $15.727      $18.210      270,496
                                                  2006       $18.210      $19.618      310,882
                                                  2007       $19.618      $23.743      294,553
                                                  2008       $23.743      $12.464      267,442
                                                  2009       $12.464      $19.361      207,754
                                                  2010       $19.361      $25.279      163,878
                                                  2011       $25.279      $23.163      126,912
                                                  2012       $23.163      $24.805       96,494
                                                  2013       $24.805      $33.663       72,600
------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                  2004       $13.621      $15.993      150,004
                                                  2005       $15.993      $17.821      165,471
                                                  2006       $17.821      $19.674      151,653
                                                  2007       $19.674      $19.994      135,433
                                                  2008       $19.994      $11.755      122,362
                                                  2009       $11.755      $17.016      104,428
                                                  2010       $17.016      $21.258       81,572
                                                  2011       $21.258      $19.156       68,574
                                                  2012       $19.156      $21.689       53,087
                                                  2013       $21.689      $36.680       44,980
------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                  2004       $12.785      $17.172      267,480
                                                  2005       $17.172      $19.791      385,379
                                                  2006       $19.791      $26.896      379,250
                                                  2007       $26.896      $21.962      330,940
                                                  2008       $21.962      $13.428      286,772
                                                  2009       $13.428      $17.032      246,512
                                                  2010       $17.032      $21.776      199,546
                                                  2011       $21.776      $22.713      171,972
                                                  2012       $22.713      $25.921      130,073
                                                  2013       $25.921      $26.035      112,478



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administration expense charge of 0.19%.


                              121     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                                  2004       $12.238      $13.313      30,581
                                                                  2005       $13.313      $13.621      32,696
                                                                  2006       $13.621      $15.586      30,707
                                                                  2007       $15.586      $15.984      24,486
                                                                  2008       $15.984       $9.271      20,315
                                                                  2009        $9.271      $10.914      12,376
                                                                  2010       $10.914      $12.041      11,728
                                                                  2011       $12.041      $12.493       5,973
                                                                  2012       $12.493      $14.326       5,447
                                                                  2013       $14.326      $18.859       2,373
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                                  2004       $12.403      $13.894       6,926
                                                                  2005       $13.894      $15.172       6,809
                                                                  2006       $15.172      $14.657       6,796
                                                                  2007       $14.657      $16.149       6,783
                                                                  2008       $16.149       $9.067       6,959
                                                                  2009        $9.067      $11.783       5,803
                                                                  2010       $11.783      $13.230       4,467
                                                                  2011       $13.230      $13.067       4,037
                                                                  2012       $13.067      $14.515           0
                                                                  2013       $14.515      $18.986           0
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO--CLASS B
                                                                  2005       $10.000      $11.829       3,437
                                                                  2006       $11.829      $15.635       3,209
                                                                  2007       $15.635      $16.144      11,918
                                                                  2008       $16.144       $7.376      15,561
                                                                  2009        $7.376       $9.694      16,226
                                                                  2010        $9.694       $9.889      17,324
                                                                  2011        $9.889       $7.793      20,046
                                                                  2012        $7.793       $8.703       4,541
                                                                  2013        $8.703      $10.448       4,351
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                                  2004       $11.441      $12.124      11,686
                                                                  2005       $12.124      $13.620      11,685
                                                                  2006       $13.620      $13.237      11,263
                                                                  2007       $13.237      $14.708      11,262
                                                                  2008       $14.708       $8.657      11,026
                                                                  2009        $8.657      $11.609      11,026
                                                                  2010       $11.609      $12.472       9,603
                                                                  2011       $12.472      $11.800       5,377
                                                                  2012       $11.800      $13.401          43
                                                                  2013       $13.401      $17.958          40


                              122     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO--CLASS B
                                                                  2004       $13.558      $15.791       7,226
                                                                  2005       $15.791      $16.471       7,449
                                                                  2006       $16.471      $18.399       7,250
                                                                  2007       $18.399      $18.269       5,854
                                                                  2008       $18.269      $11.481       4,030
                                                                  2009       $11.481      $16.019       2,222
                                                                  2010       $16.019      $19.835       1,769
                                                                  2011       $19.835      $17.729         908
                                                                  2012       $17.729      $20.542         639
                                                                  2013       $20.542      $27.654         639
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO--CLASS B
                                                                  2005       $10.000      $10.911       1,315
                                                                  2006       $10.911      $13.180         293
                                                                  2007       $13.180      $15.732         273
                                                                  2008       $15.732       $9.731       1,452
                                                                  2009        $9.731      $10.473           0
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO--CLASS B
                                                                  2005       $10.000      $10.691           0
                                                                  2006       $10.691      $12.657           0
                                                                  2007       $12.657      $11.863           0
                                                                  2008       $11.863       $6.844           0
                                                                  2009        $6.844       $8.102           0
                                                                  2010        $8.102       $8.830           0
                                                                  2011        $8.830       $8.310           0
                                                                  2012        $8.310       $9.391           0
                                                                  2013        $9.391      $12.537           0
----------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                                  2005       $10.000      $11.844       6,441
                                                                  2006       $11.844      $12.910       6,854
                                                                  2007       $12.910      $14.810       5,944
                                                                  2008       $14.810       $8.301       3,333
                                                                  2009        $8.301      $10.999       8,133
                                                                  2010       $10.999      $12.580       3,549
                                                                  2011       $12.580      $11.962       3,089
                                                                  2012       $11.962      $13.588       1,086
                                                                  2013       $13.588      $17.405         796


                              123     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO--SERVICE CLASS 2
                                                             2005       $10.000      $11.046         366
                                                             2006       $11.046      $12.194       1,882
                                                             2007       $12.194      $13.340       6,674
                                                             2008       $13.340       $7.580       7,366
                                                             2009        $7.580       $9.417       6,626
                                                             2010        $9.417      $10.551       6,679
                                                             2011       $10.551      $10.461       6,437
                                                             2012       $10.461      $12.098       1,674
                                                             2013       $12.098      $15.768       1,345
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME PORTFOLIO--SERVICE CLASS 2
                                                             2005       $10.000      $10.434       3,328
                                                             2006       $10.434      $11.331       2,044
                                                             2007       $11.331      $11.364       1,883
                                                             2008       $11.364       $8.320         764
                                                             2009        $8.320      $11.675         459
                                                             2010       $11.675      $12.981         449
                                                             2011       $12.981      $13.169         427
                                                             2012       $13.169      $14.680         429
                                                             2013       $14.680      $15.177         482
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                             2005       $10.000      $12.062         290
                                                             2006       $12.062      $13.262         269
                                                             2007       $13.262      $14.959         251
                                                             2008       $14.959       $8.836       1,649
                                                             2009        $8.836      $12.078       2,487
                                                             2010       $12.078      $15.190         196
                                                             2011       $15.190      $13.245         176
                                                             2012       $13.245      $14.841         157
                                                             2013       $14.841      $19.723           0
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                             2006       $10.000      $10.172           0
                                                             2007       $10.172      $10.441       4,439
                                                             2008       $10.441      $10.495       8,295
                                                             2009       $10.495      $10.314      18,960
                                                             2010       $10.314      $10.095       5,453
                                                             2011       $10.095       $9.876       5,278
                                                             2012        $9.876       $9.660       2,725
                                                             2013        $9.660       $9.449       2,477


                              124     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND--CLASS 2
                                                             2005       $10.000      $11.110           0
                                                             2006       $11.110      $11.432           0
                                                             2007       $11.432      $12.782       5,150
                                                             2008       $12.782       $8.087       5,196
                                                             2009        $8.087      $10.518       5,010
                                                             2010       $10.518      $11.953       4,872
                                                             2011       $11.953      $11.130       4,980
                                                             2012       $11.130      $11.895           0
                                                             2013       $11.895      $15.995           0
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $10.652       1,781
                                                             2005       $10.652      $10.764       2,337
                                                             2006       $10.764      $11.515       2,364
                                                             2007       $11.515      $11.568       3,061
                                                             2008       $11.568       $8.669       2,025
                                                             2009        $8.669      $12.100       1,670
                                                             2010       $12.100      $13.404       1,579
                                                             2011       $13.404      $13.709       1,505
                                                             2012       $13.709      $15.495       1,069
                                                             2013       $15.495      $16.342         877
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $11.194       1,924
                                                             2005       $11.194      $11.126       2,412
                                                             2006       $11.126      $12.868       2,245
                                                             2007       $12.868      $13.057       1,492
                                                             2008       $13.057       $8.984       1,577
                                                             2009        $8.984      $11.915       3,077
                                                             2010       $11.915      $13.131       2,990
                                                             2011       $13.131      $13.150       2,778
                                                             2012       $13.150      $14.489       1,313
                                                             2013       $14.489      $16.147         694
-----------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
                                                             2005       $10.000      $11.335       3,984
                                                             2006       $11.335      $13.644       3,791
                                                             2007       $13.644      $14.925       3,586
                                                             2008       $14.925      $10.444       3,182
                                                             2009       $10.444      $12.597       1,348
                                                             2010       $12.597      $13.794       1,262
                                                             2011       $13.794      $13.094       1,169
                                                             2012       $13.094      $14.517           0
                                                             2013       $14.517      $18.120           0


                              125     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                      2004       $10.000      $10.907       7,597
                                                      2005       $10.907      $11.795       8,427
                                                      2006       $11.795      $13.658       8,625
                                                      2007       $13.658      $13.822       8,002
                                                      2008       $13.822       $8.502       7,984
                                                      2009        $8.502      $10.482       2,974
                                                      2010       $10.482      $11.401       2,980
                                                      2011       $11.401      $11.035       2,826
                                                      2012       $11.035      $12.330         832
                                                      2013       $12.330      $15.469         586
----------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                      2004       $10.000      $11.472           0
                                                      2005       $11.472      $12.363       1,345
                                                      2006       $12.363      $14.686       1,891
                                                      2007       $14.686      $16.583       1,366
                                                      2008       $16.583       $9.670       2,607
                                                      2009        $9.670      $12.962       3,304
                                                      2010       $12.962      $13.744       2,228
                                                      2011       $13.744      $12.014       2,371
                                                      2012       $12.014      $13.893       1,906
                                                      2013       $13.893      $16.710       1,459
----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                                                      2005       $10.000      $10.481         693
                                                      2006       $10.481      $12.573         531
                                                      2007       $12.573      $12.327         551
                                                      2008       $12.327       $7.992         538
                                                      2009        $7.992       $9.249         573
                                                      2010        $9.249      $10.060         579
                                                      2011       $10.060       $9.146         615
                                                      2012        $9.146      $10.656         591
                                                      2013       $10.656      $13.887         529
----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                                      2005       $10.000      $11.331           0
                                                      2006       $11.331      $12.875           0
                                                      2007       $12.875      $12.926           0
                                                      2008       $12.926       $8.001           0
                                                      2009        $8.001      $10.420           0
                                                      2010       $10.420      $12.740           0
                                                      2011       $12.740      $11.667           0
                                                      2012       $11.667      $13.519           0
                                                      2013       $13.519      $17.572           0


                              126     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                                                       2005       $10.000      $11.298         607
                                                                       2006       $11.298      $12.407       1,238
                                                                       2007       $12.407      $10.106       1,346
                                                                       2008       $10.106       $6.539       2,010
                                                                       2009        $6.539       $8.166       2,421
                                                                       2010        $8.166      $10.393       1,185
                                                                       2011       $10.393      $10.234       1,177
                                                                       2012       $10.234      $11.294       1,111
                                                                       2013       $11.294      $14.982         891
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                                                       2005       $10.000      $11.226         791
                                                                       2006       $11.226      $12.397       1,419
                                                                       2007       $12.397      $11.839       6,517
                                                                       2008       $11.839       $7.349       6,690
                                                                       2009        $7.349       $8.708       7,054
                                                                       2010        $8.708       $9.611       7,071
                                                                       2011        $9.611       $9.781       6,625
                                                                       2012        $9.781      $10.950         959
                                                                       2013       $10.950      $14.728         830
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
 FUND--SERIES II
                                                                       2004       $11.781      $12.304       5,330
                                                                       2005       $12.304      $12.955       4,868
                                                                       2006       $12.955      $13.004       4,578
                                                                       2007       $13.004      $14.835       4,090
                                                                       2008       $14.835       $7.383       2,959
                                                                       2009        $7.383      $11.962       1,813
                                                                       2010       $11.962      $13.989           0
                                                                       2011       $13.989      $12.809           0
                                                                       2012       $12.809      $14.206           0
                                                                       2013       $14.206      $19.425           0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES II
                                                                       2004       $13.327      $14.928       9,406
                                                                       2005       $14.928      $16.376      10,565
                                                                       2006       $16.376      $19.322      10,421
                                                                       2007       $19.322      $20.360      12,160
                                                                       2008       $20.360      $11.665      11,195
                                                                       2009       $11.665      $15.878       9,150
                                                                       2010       $15.878      $18.975       8,826
                                                                       2011       $18.975      $18.714       5,125
                                                                       2012       $18.714      $21.429       2,565
                                                                       2013       $21.429      $28.072       2,455


                              127     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION--SERIES II
                                                                 2004       $12.193      $12.681         895
                                                                 2005       $12.681      $13.468         890
                                                                 2006       $13.468      $13.972         885
                                                                 2007       $13.972      $15.268         880
                                                                 2008       $15.268       $8.567         872
                                                                 2009        $8.567      $10.116           0
                                                                 2010       $10.116      $11.399           0
                                                                 2011       $11.399      $10.245           0
                                                                 2012       $10.245      $11.732           0
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                                                                 2004       $12.449      $14.299      44,257
                                                                 2005       $14.299      $14.561      49,881
                                                                 2006       $14.561      $16.529      49,325
                                                                 2007       $16.529      $15.788      50,066
                                                                 2008       $15.788       $9.913      38,421
                                                                 2009        $9.913      $12.451      21,619
                                                                 2010       $12.451      $14.090      18,655
                                                                 2011       $14.090      $13.491       9,842
                                                                 2012       $13.491      $15.692       5,392
                                                                 2013       $15.692      $20.821       5,079
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES II
                                                                 2006       $10.000      $10.738       8,630
                                                                 2007       $10.738      $11.329       8,588
                                                                 2008       $11.329       $7.721       8,530
                                                                 2009        $7.721       $9.665       8,483
                                                                 2010        $9.665      $10.328       8,437
                                                                 2011       $10.328      $10.072         405
                                                                 2012       $10.072      $11.192         388
                                                                 2013       $11.192      $14.115         366
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND--SERIES II
                                                                 2004       $12.185      $12.897      18,199
                                                                 2005       $12.897      $13.291      22,604
                                                                 2006       $13.291      $14.408      20,625
                                                                 2007       $14.408      $14.641      19,418
                                                                 2008       $14.641       $9.099      13,916
                                                                 2009        $9.099      $11.030       8,360
                                                                 2010       $11.030      $11.889       7,909
                                                                 2011       $11.889      $11.622       4,437
                                                                 2012       $11.622      $13.455       3,476
                                                                 2013       $13.455      $17.209       3,158


                              128     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME
 FUND--SERIES II
                                                          2004       $11.551      $12.599       8,845
                                                          2005       $12.599      $13.234       7,060
                                                          2006       $13.234      $14.573       7,902
                                                          2007       $14.573      $14.731       5,965
                                                          2008       $14.731      $11.140         776
                                                          2009       $11.140      $13.347         768
                                                          2010       $13.347      $14.625         763
                                                          2011       $14.625      $14.120         758
                                                          2012       $14.120      $15.520         753
                                                          2013       $15.520      $18.958         749
--------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL CORE EQUITY FUND--SERIES II
                                                          2011       $10.000      $11.596       1,673
                                                          2012       $11.596      $12.862       1,416
                                                          2013       $12.862      $15.380       1,154
--------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND--SERIES II
                                                          2004       $12.892      $14.457      11,314
                                                          2005       $14.457      $15.014      12,341
                                                          2006       $15.014      $17.859      11,659
                                                          2007       $17.859      $18.647      11,536
                                                          2008       $18.647      $10.745      11,196
                                                          2009       $10.745      $12.203       7,090
                                                          2010       $12.203      $13.354       6,673
                                                          2011       $13.354      $14.370           0
--------------------------------------------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME
 FUND--SERIES II
                                                          2004       $12.347      $13.782      27,103
                                                          2005       $13.782      $14.792      32,255
                                                          2006       $14.792      $16.780      30,931
                                                          2007       $16.780      $16.825      29,153
                                                          2008       $16.825      $11.155       9,573
                                                          2009       $11.155      $13.541       6,001
                                                          2010       $13.541      $14.860       5,552
                                                          2011       $14.860      $14.206       4,995
                                                          2012       $14.206      $15.888       4,302
                                                          2013       $15.888      $20.788       3,864
--------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND--SERIES II
                                                          2013       $10.000      $17.804           0


                              129     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD SECURITIES FUND--SERIES II
                                                        2004       $11.262      $12.069       5,399
                                                        2005       $12.069      $12.033       7,464
                                                        2006       $12.033      $12.830       7,040
                                                        2007       $12.830      $13.037       6,708
                                                        2008       $13.037       $9.794       6,374
                                                        2009        $9.794      $13.820       1,346
                                                        2010       $13.820      $14.863       1,346
                                                        2011       $14.863      $14.779       1,346
                                                        2012       $14.779      $17.129           0
                                                        2013       $17.129      $17.627           0
------------------------------------------------------------------------------------------------------
INVESCO V.I. INCOME BUILDER FUND--SERIES II
                                                        2004       $11.595      $12.556         388
                                                        2005       $12.556      $13.106       6,319
                                                        2006       $13.106      $14.610       5,300
                                                        2007       $14.610      $14.697       4,876
                                                        2008       $14.697      $10.574       4,428
                                                        2009       $10.574      $12.917           0
                                                        2010       $12.917      $14.168           0
                                                        2011       $14.168      $15.042           0
------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND--SERIES II
                                                        2011       $10.000       $7.860      10,076
                                                        2012        $7.860       $8.860           0
                                                        2013        $8.860      $10.288           0
------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                        2004       $10.000      $10.760           0
                                                        2005       $10.760      $11.290           0
                                                        2006       $11.290      $12.256           0
                                                        2007       $12.256      $13.099           0
                                                        2008       $13.099       $9.137           0
                                                        2009        $9.137      $11.605           0
                                                        2010       $11.605      $12.915           0
                                                        2011       $12.915      $11.811           0
                                                        2012       $11.811      $12.779           0
                                                        2013       $12.779      $16.057           0


                              130     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                             Number of
                                                                                  Accumulation Accumulation    Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                         2004       $12.785      $14.368       1,015
                                                                         2005       $14.368      $15.616         429
                                                                         2006       $15.616      $16.027         427
                                                                         2007       $16.027      $18.433         424
                                                                         2008       $18.433       $9.585         216
                                                                         2009        $9.585      $14.660           0
                                                                         2010       $14.660      $18.250           0
                                                                         2011       $18.250      $16.180           0
                                                                         2012       $16.180      $17.664           0
                                                                         2013       $17.664      $23.602           0
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. S&P 500 INDEX FUND--SERIES II
                                                                         2004       $12.040      $12.988      15,844
                                                                         2005       $12.988      $13.268      23,949
                                                                         2006       $13.268      $14.953      22,947
                                                                         2007       $14.953      $15.355      28,701
                                                                         2008       $15.355       $9.421      28,554
                                                                         2009        $9.421      $11.617      26,320
                                                                         2010       $11.617      $13.020      26,155
                                                                         2011       $13.020      $12.931       8,009
                                                                         2012       $12.931      $14.609       1,548
                                                                         2013       $14.609      $18.798       1,298
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. VALUE OPPORTUNITIES FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES
 FUND--SERIES II
                                                                         2004       $12.843      $13.924       4,311
                                                                         2005       $13.924      $14.359       3,964
                                                                         2006       $14.359      $15.863       3,935
                                                                         2007       $15.863      $15.725       3,632
                                                                         2008       $15.725       $7.397       1,439
                                                                         2009        $7.397      $10.689         213
                                                                         2010       $10.689      $11.181         227
                                                                         2011       $11.181      $10.565         232
                                                                         2012       $10.565      $12.158           0
                                                                         2013       $12.158      $15.848           0
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND--SERIES II
                                                                         2006       $10.000      $10.695           0
                                                                         2007       $10.695      $11.951       7,868
                                                                         2008       $11.951       $6.017       9,863
                                                                         2009        $6.017       $8.036       9,439
                                                                         2010        $8.036       $8.638       9,658
                                                                         2011        $8.638       $9.388           0


                              131     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS--GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS Y
                                                                  2004       $11.435      $13.453       1,096
                                                                  2005       $13.453      $15.048       1,052
                                                                  2006       $15.048      $17.668       1,007
                                                                  2007       $17.668      $20.742         962
                                                                  2008       $20.742      $13.501         894
                                                                  2009       $13.501      $15.693          48
                                                                  2010       $15.693      $16.385           0
                                                                  2011       $16.385      $18.562           0
                                                                  2012       $18.562      $21.502           0
                                                                  2013       $21.502      $24.721           0
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS Y
                                                                  2004       $12.159      $13.377         951
                                                                  2005       $13.377      $16.058         951
                                                                  2006       $16.058      $16.908         951
                                                                  2007       $16.908      $19.741         951
                                                                  2008       $19.741       $9.847         951
                                                                  2009        $9.847      $16.283         762
                                                                  2010       $16.283      $20.024         762
                                                                  2011       $20.024      $18.099         762
                                                                  2012       $18.099      $19.758         762
                                                                  2013       $19.758      $20.924           0
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS Y
                                                                  2004       $12.613      $13.877       3,942
                                                                  2005       $13.877      $14.708       3,940
                                                                  2006       $14.708      $18.685       3,935
                                                                  2007       $18.685      $21.078       3,931
                                                                  2008       $21.078      $11.783       3,926
                                                                  2009       $11.783      $14.684       3,494
                                                                  2010       $14.684      $15.362       3,491
                                                                  2011       $15.362      $13.546       3,488
                                                                  2012       $13.546      $15.654       3,486
                                                                  2013       $15.654      $19.477         734
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS Y
                                                                  2004       $12.526      $13.757           0
                                                                  2005       $13.757      $14.323           0
                                                                  2006       $14.323      $16.581           0
                                                                  2007       $16.581      $18.922           0
                                                                  2008       $18.922      $10.371           0
                                                                  2009       $10.371       $9.888           0


                              132     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS Y
                                                            2004       $10.248      $10.532       31,834
                                                            2005       $10.532      $10.619       50,822
                                                            2006       $10.619      $10.942       41,532
                                                            2007       $10.942      $11.314       42,065
                                                            2008       $11.314      $10.058       22,447
                                                            2009       $10.058      $12.031       17,766
                                                            2010       $12.031      $12.828       15,605
                                                            2011       $12.828      $13.139       14,082
                                                            2012       $13.139      $14.627        8,708
                                                            2013       $14.627      $14.423        8,321
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS Y
                                                            2004        $9.957       $9.853       25,373
                                                            2005        $9.853       $9.783       23,571
                                                            2006        $9.783       $9.955       22,489
                                                            2007        $9.955      $10.008       21,727
                                                            2008       $10.008       $8.300       18,154
                                                            2009        $8.300       $8.569        1,103
                                                            2010        $8.569       $8.567        1,072
                                                            2011        $8.567       $8.586        1,044
                                                            2012        $8.586       $8.653        1,017
                                                            2013        $8.653       $8.472          994
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS Y
                                                            2004        $9.875       $9.719      100,138
                                                            2005        $9.719       $9.747      106,824
                                                            2006        $9.747       $9.950      102,072
                                                            2007        $9.950      $10.185        9,365
                                                            2008       $10.185      $10.180        6,937
                                                            2009       $10.180       $9.959       20,745
                                                            2010        $9.959       $9.742        7,966
                                                            2011        $9.742       $9.530        5,569
                                                            2012        $9.530       $9.321        1,473
                                                            2013        $9.321       $9.118        1,636
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO--CLASS Y
                                                            2004       $11.812      $12.808       25,327
                                                            2005       $12.808      $14.771       23,766
                                                            2006       $14.771      $15.014       22,872
                                                            2007       $15.014      $17.509       19,501
                                                            2008       $17.509       $8.948       10,965
                                                            2009        $8.948      $14.953       10,337
                                                            2010       $14.953      $18.637        8,454
                                                            2011       $18.637      $16.960        7,847
                                                            2012       $16.960      $18.594        6,836
                                                            2013       $18.594      $27.348        4,126


                              133     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS Y
                                                                     2004       $11.961      $12.882      15,995
                                                                     2005       $12.882      $13.617      13,820
                                                                     2006       $13.617      $15.284      12,721
                                                                     2007       $15.284      $16.199      11,588
                                                                     2008       $16.199      $12.010       2,185
                                                                     2009       $12.010      $14.030       1,977
                                                                     2010       $14.030      $14.615       1,845
                                                                     2011       $14.615      $13.133       1,710
                                                                     2012       $13.133      $13.702       1,571
                                                                     2013       $13.702      $14.557           0
-------------------------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO--ADVISOR SHARES
                                                                     2006       $10.000       $9.458           0
                                                                     2007        $9.458      $11.391         796
                                                                     2008       $11.391       $6.255       1,548
                                                                     2009        $6.255       $8.664         971
                                                                     2010        $8.664      $10.530         970
                                                                     2011       $10.530       $9.523       1,019
                                                                     2012        $9.523       $9.791         905
                                                                     2013        $9.791       $8.167         923
-------------------------------------------------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO--ADVISOR SHARES
                                                                     2006       $10.000      $10.666           0
                                                                     2007       $10.666      $11.029           0
                                                                     2008       $11.029       $9.206         502
                                                                     2009        $9.206      $11.747           0
                                                                     2010       $11.747      $12.874           0
                                                                     2011       $12.874      $13.376           0
                                                                     2012       $13.376      $15.405           0
                                                                     2013       $15.405      $14.006           0
-------------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO--ADVISOR SHARES
                                                                     2006       $10.000      $10.084           0
                                                                     2007       $10.084      $10.905         416
                                                                     2008       $10.905       $9.905       5,427
                                                                     2009        $9.905      $11.459       4,137
                                                                     2010       $11.459      $12.105         806
                                                                     2011       $12.105      $13.210         729
                                                                     2012       $13.210      $14.037         667
                                                                     2013       $14.037      $12.451         639


                              134     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO--ADVISOR SHARES
                                                     2006       $10.000      $10.265           0
                                                     2007       $10.265      $10.908      11,176
                                                     2008       $10.908      $11.173      14,260
                                                     2009       $11.173      $12.453      15,405
                                                     2010       $12.453      $13.157      14,701
                                                     2011       $13.157      $13.321      14,031
                                                     2012       $13.321      $14.265       3,274
                                                     2013       $14.265      $13.665         733
---------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                     2009       $10.000       $7.847       5,922
                                                     2010        $7.847       $8.643       5,941
                                                     2011        $8.643       $8.617       5,683
                                                     2012        $8.617      $10.054       1,045
                                                     2013       $10.054      $13.022         940
---------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                     2004       $11.273      $11.931       1,133
                                                     2005       $11.931      $12.137           0
                                                     2006       $12.137      $13.287           0
                                                     2007       $13.287      $13.119           0
                                                     2008       $13.119       $7.606           0
                                                     2009        $7.606       $9.346           0
                                                     2010        $9.346      $10.131           0
                                                     2011       $10.131      $10.184           0
                                                     2012       $10.184      $11.209           0
                                                     2013       $11.209      $12.947           0
---------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                     2004       $12.243      $13.306      12,788
                                                     2005       $13.306      $13.695      11,515
                                                     2006       $13.695      $15.528      10,443
                                                     2007       $15.528      $14.269       5,977
                                                     2008       $14.269       $8.555       4,752
                                                     2009        $8.555      $10.863       2,431
                                                     2010       $10.863      $12.152       2,163
                                                     2011       $12.152      $11.335       1,889
                                                     2012       $11.335      $13.208       1,607
                                                     2013       $13.208      $17.528       1,350


                              135     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2004       $12.611      $14.333       2,233
                                                   2005       $14.333      $15.730       1,975
                                                   2006       $15.730      $19.651       1,950
                                                   2007       $19.651      $20.827       1,940
                                                   2008       $20.827      $11.417       1,959
                                                   2009       $11.417      $13.918       1,731
                                                   2010       $13.918      $14.978         970
                                                   2011       $14.978      $12.169         918
                                                   2012       $12.169      $14.511         717
                                                   2013       $14.511      $18.177         717
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2004       $12.109      $13.342           0
                                                   2005       $13.342      $14.199           0
                                                   2006       $14.199      $15.825           0
                                                   2007       $15.825      $14.676           0
                                                   2008       $14.676       $8.678           0
                                                   2009        $8.678      $11.104           0
                                                   2010       $11.104      $12.373           0
                                                   2011       $12.373      $12.107           0
                                                   2012       $12.107      $13.834           0
                                                   2013       $13.834      $18.285           0
-------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                   2005       $10.000      $10.881       1,554
                                                   2006       $10.881      $12.348         902
                                                   2007       $12.348      $11.485       5,080
                                                   2008       $11.485       $6.206       6,006
                                                   2009        $6.206       $5.838           0
-------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                   2004       $11.680      $11.999       2,601
                                                   2005       $11.999      $12.405       2,052
                                                   2006       $12.405      $12.794       2,064
                                                   2007       $12.794      $13.203         201
                                                   2008       $13.203       $8.131         217
                                                   2009        $8.131      $13.035         174
                                                   2010       $13.035      $15.402         164
                                                   2011       $15.402      $12.376         198
                                                   2012       $12.376      $13.827           0
                                                   2013       $13.827      $19.437           0


                              136     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                              2004       $11.250      $12.113         793
                                                              2005       $12.113      $13.286         676
                                                              2006       $13.286      $14.400         593
                                                              2007       $14.400      $14.984         508
                                                              2008       $14.984      $12.460         409
                                                              2009       $12.460      $15.857           0
                                                              2010       $15.857      $17.021           0
                                                              2011       $17.021      $17.795           0
                                                              2012       $17.795      $20.516           0
                                                              2013       $20.516      $18.310           0
------------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                                              2004       $14.821      $17.831         578
                                                              2005       $17.831      $23.331       1,273
                                                              2006       $23.331      $31.304       1,273
                                                              2007       $31.304      $43.002       1,297
                                                              2008       $43.002      $18.193         833
                                                              2009       $18.193      $30.272         830
                                                              2010       $30.272      $35.220         729
                                                              2011       $35.220      $28.167         757
                                                              2012       $28.167      $33.015         720
                                                              2013       $33.015      $31.936         705
------------------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                              2004       $12.176      $13.430       4,254
                                                              2005       $13.430      $14.710      12,144
                                                              2006       $14.710      $17.484      12,292
                                                              2007       $17.484      $18.771      11,242
                                                              2008       $18.771      $13.046       8,277
                                                              2009       $13.046      $16.533       6,919
                                                              2010       $16.533      $18.443       4,966
                                                              2011       $18.443      $19.672       3,004
                                                              2012       $19.672      $22.240       2,545
                                                              2013       $22.240      $26.031       2,453
------------------------------------------------------------------------------------------------------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                                                              2013       $10.000      $15.803       1,444


                              137     PROSPECTUS

                     ALLSTATE VARIABLE ANNUITY--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION OPTION
         AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.0


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
                                                  2004       $11.643      $12.234       1,444
                                                  2005       $12.234      $13.820       2,590
                                                  2006       $13.820      $14.033       2,582
                                                  2007       $14.033      $16.697       2,573
                                                  2008       $16.697       $8.272       2,559
                                                  2009        $8.272      $13.362       1,640
                                                  2010       $13.362      $16.025       1,636
                                                  2011       $16.025      $15.198       1,130
                                                  2012       $15.198      $16.953       1,130
                                                  2013       $16.953      $24.496       1,129
------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                                                  2004       $13.036      $15.489       7,472
                                                  2005       $15.489      $17.772       7,621
                                                  2006       $17.772      $18.972       7,340
                                                  2007       $18.972      $22.750       9,962
                                                  2008       $22.750      $11.833      10,113
                                                  2009       $11.833      $18.214       8,474
                                                  2010       $18.214      $23.565       7,296
                                                  2011       $23.565      $21.396       7,422
                                                  2012       $21.396      $22.703         392
                                                  2013       $22.703      $30.529         327
------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                  2004       $13.538      $15.751       7,725
                                                  2005       $15.751      $17.392       7,880
                                                  2006       $17.392      $19.025       7,706
                                                  2007       $19.025      $19.158       7,661
                                                  2008       $19.158      $11.161       6,513
                                                  2009       $11.161      $16.008       6,542
                                                  2010       $16.008      $19.816       6,323
                                                  2011       $19.816      $17.694       2,841
                                                  2012       $17.694      $19.851         664
                                                  2013       $19.851      $33.266         664
------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                  2004       $12.707      $16.912       7,785
                                                  2005       $16.912      $19.314       8,404
                                                  2006       $19.314      $26.009       7,578
                                                  2007       $26.009      $21.043       7,640
                                                  2008       $21.043      $12.748       6,485
                                                  2009       $12.748      $16.022       1,695
                                                  2010       $16.022      $20.299       1,284
                                                  2011       $20.299      $20.979       1,252
                                                  2012       $20.979      $23.724       1,081
                                                  2013       $23.724      $23.611         961



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administration expense charge of 0.19%.


                              138     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5



                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                                  2004       $12.279      $13.427      166,492
                                                                  2005       $13.427      $13.807      447,898
                                                                  2006       $13.807      $15.880      413,771
                                                                  2007       $15.880      $16.369      345,766
                                                                  2008       $16.369       $9.543      119,126
                                                                  2009        $9.543      $11.291      103,086
                                                                  2010       $11.291      $12.521       86,534
                                                                  2011       $12.521      $13.057       68,395
                                                                  2012       $13.057      $15.050       58,729
                                                                  2013       $15.050      $19.914       38,007
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                                  2004       $12.446      $14.013       80,635
                                                                  2005       $14.013      $15.380      325,340
                                                                  2006       $15.380      $14.933      424,521
                                                                  2007       $14.933      $16.538      373,318
                                                                  2008       $16.538       $9.333      258,510
                                                                  2009        $9.333      $12.191      182,344
                                                                  2010       $12.191      $13.758      133,260
                                                                  2011       $13.758      $13.657      111,522
                                                                  2012       $13.657      $15.249       90,461
                                                                  2013       $15.249      $20.047       65,115
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO--CLASS B
                                                                  2005       $10.000      $11.870      200,944
                                                                  2006       $11.870      $15.768      538,385
                                                                  2007       $15.768      $16.365      527,670
                                                                  2008       $16.365       $7.516      554,744
                                                                  2009        $7.516       $9.928      455,435
                                                                  2010        $9.928      $10.180      390,099
                                                                  2011       $10.180       $8.062      345,808
                                                                  2012        $8.062       $9.051      296,820
                                                                  2013        $9.051      $10.920      242,388
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                                  2004       $11.480      $12.228       66,960
                                                                  2005       $12.228      $13.806       64,208
                                                                  2006       $13.806      $13.486       50,284
                                                                  2007       $13.486      $15.062       26,777
                                                                  2008       $15.062       $8.911       22,011
                                                                  2009        $8.911      $12.011       14,295
                                                                  2010       $12.011      $12.969        7,561
                                                                  2011       $12.969      $12.333        7,435
                                                                  2012       $12.333      $14.079        9,994
                                                                  2013       $14.079      $18.962        7,471


                              139     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO--CLASS B
                                                                  2004       $13.605      $15.926       101,345
                                                                  2005       $15.926      $16.696       461,511
                                                                  2006       $16.696      $18.746       547,841
                                                                  2007       $18.746      $18.709       492,368
                                                                  2008       $18.709      $11.817       266,076
                                                                  2009       $11.817      $16.573       194,269
                                                                  2010       $16.573      $20.626       143,862
                                                                  2011       $20.626      $18.530       103,942
                                                                  2012       $18.530      $21.580        74,466
                                                                  2013       $21.580      $29.200        59,846
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO--CLASS B
                                                                  2005       $10.000      $10.948        62,544
                                                                  2006       $10.948      $13.293       104,446
                                                                  2007       $13.293      $15.948       105,948
                                                                  2008       $15.948       $9.915        75,031
                                                                  2009        $9.915      $10.711             0
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO--CLASS B
                                                                  2005       $10.000      $10.728        24,330
                                                                  2006       $10.728      $12.765        84,687
                                                                  2007       $12.765      $12.025        73,715
                                                                  2008       $12.025       $6.973        71,808
                                                                  2009        $6.973       $8.297        55,919
                                                                  2010        $8.297       $9.089        48,769
                                                                  2011        $9.089       $8.598        33,726
                                                                  2012        $8.598       $9.766        32,396
                                                                  2013        $9.766      $13.104        21,888
----------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                                  2005       $10.000      $11.885       588,555
                                                                  2006       $11.885      $13.020     1,179,793
                                                                  2007       $13.020      $15.013     1,070,999
                                                                  2008       $15.013       $8.458       834,097
                                                                  2009        $8.458      $11.265       684,175
                                                                  2010       $11.265      $12.949       489,383
                                                                  2011       $12.949      $12.376       376,737
                                                                  2012       $12.376      $14.130       286,081
                                                                  2013       $14.130      $18.192       232,862


                              140     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO--SERVICE CLASS 2
                                                             2005       $10.000      $11.084      109,025
                                                             2006       $11.084      $12.298      289,123
                                                             2007       $12.298      $13.523      274,217
                                                             2008       $13.523       $7.724      254,479
                                                             2009        $7.724       $9.645      230,339
                                                             2010        $9.645      $10.861      172,953
                                                             2011       $10.861      $10.823      119,785
                                                             2012       $10.823      $12.581       98,239
                                                             2013       $12.581      $16.481       72,942
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME PORTFOLIO--SERVICE CLASS 2
                                                             2005       $10.000      $10.470      105,832
                                                             2006       $10.470      $11.428      211,031
                                                             2007       $11.428      $11.520      228,615
                                                             2008       $11.520       $8.478      148,744
                                                             2009        $8.478      $11.957      112,768
                                                             2010       $11.957      $13.362       83,389
                                                             2011       $13.362      $13.625       73,963
                                                             2012       $13.625      $15.266       63,548
                                                             2013       $15.266      $15.863       56,517
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                             2005       $10.000      $12.103      146,107
                                                             2006       $12.103      $13.375      305,980
                                                             2007       $13.375      $15.164      279,884
                                                             2008       $15.164       $9.003      190,988
                                                             2009        $9.003      $12.370      158,160
                                                             2010       $12.370      $15.635      119,897
                                                             2011       $15.635      $13.703       87,649
                                                             2012       $13.703      $15.433       62,588
                                                             2013       $15.433      $20.615       48,743
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                             2006       $10.000      $10.207      105,566
                                                             2007       $10.207      $10.531      233,662
                                                             2008       $10.531      $10.639      390,322
                                                             2009       $10.639      $10.509      307,616
                                                             2010       $10.509      $10.339      239,805
                                                             2011       $10.339      $10.166      117,660
                                                             2012       $10.166       $9.995       97,223
                                                             2013        $9.995       $9.827       79,730


                              141     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND--CLASS 2
                                                             2005       $10.000      $11.148        40,286
                                                             2006       $11.148      $11.530       133,880
                                                             2007       $11.530      $12.957       141,437
                                                             2008       $12.957       $8.240       128,083
                                                             2009        $8.240      $10.771       112,939
                                                             2010       $10.771      $12.304        93,989
                                                             2011       $12.304      $11.516        69,408
                                                             2012       $11.516      $12.369        57,440
                                                             2013       $12.369      $16.718        41,472
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $10.688       105,202
                                                             2005       $10.688      $10.856       171,901
                                                             2006       $10.856      $11.673       155,403
                                                             2007       $11.673      $11.786       114,261
                                                             2008       $11.786       $8.878        73,253
                                                             2009        $8.878      $12.455        64,034
                                                             2010       $12.455      $13.868        57,649
                                                             2011       $13.868      $14.256        48,513
                                                             2012       $14.256      $16.195        41,657
                                                             2013       $16.195      $17.168        32,294
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $11.233        86,915
                                                             2005       $11.233      $11.221       769,097
                                                             2006       $11.221      $13.044     1,446,601
                                                             2007       $13.044      $13.304     1,392,292
                                                             2008       $13.304       $9.200       958,297
                                                             2009        $9.200      $12.264       762,025
                                                             2010       $12.264      $13.585       569,805
                                                             2011       $13.585      $13.674       418,754
                                                             2012       $13.674      $15.144       317,875
                                                             2013       $15.144      $16.963       278,082
-----------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
                                                             2005       $10.000      $11.374        64,062
                                                             2006       $11.374      $13.760       133,205
                                                             2007       $13.760      $15.129       128,508
                                                             2008       $15.129      $10.641        84,601
                                                             2009       $10.641      $12.901        70,890
                                                             2010       $12.901      $14.199        53,473
                                                             2011       $14.199      $13.547        37,875
                                                             2012       $13.547      $15.096        29,528
                                                             2013       $15.096      $18.940        21,548


                              142     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                      2004       $10.000      $10.944        51,882
                                                      2005       $10.944      $11.896       475,155
                                                      2006       $11.896      $13.845       564,827
                                                      2007       $13.845      $14.083       513,207
                                                      2008       $14.083       $8.707       341,061
                                                      2009        $8.707      $10.790       277,165
                                                      2010       $10.790      $11.795       214,576
                                                      2011       $11.795      $11.475       137,727
                                                      2012       $11.475      $12.888       118,000
                                                      2013       $12.888      $16.251        96,679
----------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                      2004       $10.000      $11.511        36,969
                                                      2005       $11.511      $12.468       860,022
                                                      2006       $12.468      $14.887     1,019,766
                                                      2007       $14.887      $16.896       920,177
                                                      2008       $16.896       $9.903       467,082
                                                      2009        $9.903      $13.342       349,030
                                                      2010       $13.342      $14.220       270,180
                                                      2011       $14.220      $12.493       215,424
                                                      2012       $12.493      $14.521       175,986
                                                      2013       $14.521      $17.555       142,148
----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                                                      2005       $10.000      $10.517        76,141
                                                      2006       $10.517      $12.680       154,410
                                                      2007       $12.680      $12.497       172,441
                                                      2008       $12.497       $8.143       125,940
                                                      2009        $8.143       $9.472       102,650
                                                      2010        $9.472      $10.355        77,343
                                                      2011       $10.355       $9.462        64,372
                                                      2012        $9.462      $11.082        53,764
                                                      2013       $11.082      $14.515        45,095
----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                                      2005       $10.000      $11.370       121,130
                                                      2006       $11.370      $12.985       141,849
                                                      2007       $12.985      $13.104       125,334
                                                      2008       $13.104       $8.152        93,609
                                                      2009        $8.152      $10.672        83,346
                                                      2010       $10.672      $13.114        67,253
                                                      2011       $13.114      $12.071        60,767
                                                      2012       $12.071      $14.058        41,207
                                                      2013       $14.058      $18.367        34,269


                              143     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                                                       2005       $10.000      $11.336      303,063
                                                                       2006       $11.336      $12.513      551,622
                                                                       2007       $12.513      $10.244      540,006
                                                                       2008       $10.244       $6.663      417,070
                                                                       2009        $6.663       $8.363      330,031
                                                                       2010        $8.363      $10.698      228,901
                                                                       2011       $10.698      $10.589      168,315
                                                                       2012       $10.589      $11.745      123,621
                                                                       2013       $11.745      $15.660       89,360
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                                                       2005       $10.000      $11.265      108,569
                                                                       2006       $11.265      $12.502      255,308
                                                                       2007       $12.502      $12.001      267,974
                                                                       2008       $12.001       $7.488      236,625
                                                                       2009        $7.488       $8.918      199,427
                                                                       2010        $8.918       $9.893      158,663
                                                                       2011        $9.893      $10.120      123,858
                                                                       2012       $10.120      $11.387      106,524
                                                                       2013       $11.387      $15.394       84,330
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
 FUND--SERIES II
                                                                       2004       $11.821      $12.409      101,974
                                                                       2005       $12.409      $13.132      176,876
                                                                       2006       $13.132      $13.249      193,340
                                                                       2007       $13.249      $15.192      158,278
                                                                       2008       $15.192       $7.600      100,605
                                                                       2009        $7.600      $12.376       78,391
                                                                       2010       $12.376      $14.547       60,020
                                                                       2011       $14.547      $13.388       44,137
                                                                       2012       $13.388      $14.924       38,887
                                                                       2013       $14.924      $20.511       25,851
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES II
                                                                       2004       $13.372      $15.056      199,551
                                                                       2005       $15.056      $16.600      428,687
                                                                       2006       $16.600      $19.686      494,479
                                                                       2007       $19.686      $20.850      407,795
                                                                       2008       $20.850      $12.007      304,971
                                                                       2009       $12.007      $16.427      236,510
                                                                       2010       $16.427      $19.732      186,104
                                                                       2011       $19.732      $19.559      141,406
                                                                       2012       $19.559      $22.511      120,403
                                                                       2013       $22.511      $29.641       96,748


                              144     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION--SERIES II
                                                                 2004       $12.234      $12.789        21,060
                                                                 2005       $12.789      $13.652        20,111
                                                                 2006       $13.652      $14.235        19,172
                                                                 2007       $14.235      $15.635        12,902
                                                                 2008       $15.635       $8.819         9,631
                                                                 2009        $8.819      $10.466         5,685
                                                                 2010       $10.466      $11.854         4,182
                                                                 2011       $11.854      $10.708         3,743
                                                                 2012       $10.708      $12.282             0
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                                                                 2004       $12.491      $14.421       699,495
                                                                 2005       $14.421      $14.760     1,601,297
                                                                 2006       $14.760      $16.840     1,655,939
                                                                 2007       $16.840      $16.168     1,404,832
                                                                 2008       $16.168      $10.204       899,592
                                                                 2009       $10.204      $12.881       722,463
                                                                 2010       $12.881      $14.652       585,755
                                                                 2011       $14.652      $14.101       461,656
                                                                 2012       $14.101      $16.485       375,359
                                                                 2013       $16.485      $21.985       300,526
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES II
                                                                 2004       $10.000      $10.797        21,750
                                                                 2005       $10.797      $11.386        58,290
                                                                 2006       $10.000      $10.775        21,343
                                                                 2007       $10.775      $11.426        15,644
                                                                 2008       $11.426       $7.827         8,455
                                                                 2009        $7.827       $9.848        13,233
                                                                 2010        $9.848      $10.577         9,478
                                                                 2011       $10.577      $10.368         8,641
                                                                 2012       $10.368      $11.580         8,476
                                                                 2013       $11.580      $14.678         7,956
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND--SERIES II
                                                                 2004       $12.227      $13.007       240,939
                                                                 2005       $13.007      $13.473       294,781
                                                                 2006       $13.473      $14.680       280,797
                                                                 2007       $14.680      $14.993       171,337
                                                                 2008       $14.993       $9.366       122,838
                                                                 2009        $9.366      $11.412       109,319
                                                                 2010       $11.412      $12.363        92,715
                                                                 2011       $12.363      $12.147        73,078
                                                                 2012       $12.147      $14.135        63,001
                                                                 2013       $14.135      $18.171        35,079


                              145     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME
 FUND--SERIES II
                                                          2004       $11.590      $12.707      121,831
                                                          2005       $12.707      $13.415      355,800
                                                          2006       $13.415      $14.847      514,333
                                                          2007       $14.847      $15.086      413,713
                                                          2008       $15.086      $11.467      270,176
                                                          2009       $11.467      $13.808      201,195
                                                          2010       $13.808      $15.208      151,369
                                                          2011       $15.208      $14.757      128,724
                                                          2012       $14.757      $16.305      101,396
                                                          2013       $16.305      $20.018       84,040
--------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL CORE EQUITY FUND--SERIES II
                                                          2011       $10.000      $12.120       53,809
                                                          2012       $12.120      $13.512       47,075
                                                          2013       $13.512      $16.240       37,330
--------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND--SERIES II
                                                          2004       $12.936      $14.580      127,171
                                                          2005       $14.580      $15.219      144,625
                                                          2006       $15.219      $18.195      123,985
                                                          2007       $18.195      $19.096       99,611
                                                          2008       $19.096      $11.060       73,529
                                                          2009       $11.060      $12.625       67,838
                                                          2010       $12.625      $13.887       64,546
                                                          2011       $13.887      $14.968            0
--------------------------------------------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME
 FUND--SERIES II
                                                          2004       $12.390      $13.900      319,496
                                                          2005       $13.900      $14.994      548,723
                                                          2006       $14.994      $17.096      594,846
                                                          2007       $17.096      $17.230      512,719
                                                          2008       $17.230      $11.482      375,128
                                                          2009       $11.482      $14.010      312,086
                                                          2010       $14.010      $15.452      248,674
                                                          2011       $15.452      $14.848      186,366
                                                          2012       $14.848      $16.691      153,252
                                                          2013       $16.691      $21.950      104,198
--------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND--SERIES II
                                                          2013       $10.000      $18.799       25,154


                              146     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD SECURITIES FUND--SERIES II
                                                                       2004       $11.301      $12.172      163,222
                                                                       2005       $12.172      $12.197      175,113
                                                                       2006       $12.197      $13.072      142,566
                                                                       2007       $13.072      $13.351       93,648
                                                                       2008       $13.351      $10.081       62,827
                                                                       2009       $10.081      $14.298       47,661
                                                                       2010       $14.298      $15.456       43,081
                                                                       2011       $15.456      $15.446       41,148
                                                                       2012       $15.446      $17.995       32,184
                                                                       2013       $17.995      $18.548            0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INCOME BUILDER FUND--SERIES II
                                                                       2004       $11.634      $12.664       47,530
                                                                       2005       $12.664      $13.285       54,141
                                                                       2006       $13.285      $14.885       49,117
                                                                       2007       $14.885      $15.051       36,595
                                                                       2008       $15.051      $10.884       18,279
                                                                       2009       $10.884      $13.364       15,511
                                                                       2010       $13.364      $14.733       14,674
                                                                       2011       $14.733      $15.667            0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND--SERIES II
                                                                       2011       $10.000       $8.091       80,492
                                                                       2012        $8.091       $9.167       69,569
                                                                       2013        $9.167      $10.699       61,091
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                                       2004       $11.753      $12.189       15,922
                                                                       2005       $12.189      $12.626       20,572
                                                                       2006       $11.386      $12.424       52,964
                                                                       2007       $12.424      $13.346       45,968
                                                                       2008       $13.346       $9.357       29,739
                                                                       2009        $9.357      $11.946       22,776
                                                                       2010       $11.946      $13.362       19,849
                                                                       2011       $13.362      $12.282       15,109
                                                                       2012       $12.282      $13.357       14,759
                                                                       2013       $13.357      $16.868       12,502
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                       2004       $12.829      $14.490       22,291
                                                                       2005       $14.490      $15.829       23,151
                                                                       2006       $15.829      $16.329       22,049
                                                                       2007       $16.329      $18.876       13,222
                                                                       2008       $18.876       $9.866        7,991
                                                                       2009        $9.866      $15.167        4,547
                                                                       2010       $15.167      $18.977        4,031
                                                                       2011       $18.977      $16.911        4,027
                                                                       2012       $16.911      $18.557        3,956
                                                                       2013       $18.557      $24.921        2,576


                              147     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                                             Number of
                                                                                  Accumulation Accumulation    Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. S&P 500 INDEX FUND--SERIES II
                                                                         2004       $12.081      $13.099      207,780
                                                                         2005       $13.099      $13.449      360,938
                                                                         2006       $13.449      $15.234      490,716
                                                                         2007       $15.234      $15.725      473,195
                                                                         2008       $15.725       $9.698      399,210
                                                                         2009        $9.698      $12.018      347,195
                                                                         2010       $12.018      $13.539      268,847
                                                                         2011       $13.539      $13.515      216,637
                                                                         2012       $13.515      $15.347      197,399
                                                                         2013       $15.347      $19.849      168,419
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. VALUE OPPORTUNITIES FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES
 FUND--SERIES II
                                                                         2004       $12.887      $14.042       99,790
                                                                         2005       $14.042      $14.555      111,926
                                                                         2006       $14.555      $16.162      105,994
                                                                         2007       $16.162      $16.104       77,794
                                                                         2008       $16.104       $7.614       77,108
                                                                         2009        $7.614      $11.059       68,921
                                                                         2010       $11.059      $11.627       61,971
                                                                         2011       $11.627      $11.043       50,108
                                                                         2012       $11.043      $12.773       37,651
                                                                         2013       $12.773      $16.735       21,852
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND--SERIES II
                                                                         2006       $10.000      $10.731      110,844
                                                                         2007       $10.731      $12.054      125,536
                                                                         2008       $12.054       $6.100      137,445
                                                                         2009        $6.100       $8.188      122,981
                                                                         2010        $8.188       $8.846      105,229
                                                                         2011        $8.846       $9.630            0
-----------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS--GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS Y
                                                                         2004       $11.474      $13.568       31,117
                                                                         2005       $13.568      $15.254       42,719
                                                                         2006       $15.254      $18.000       35,485
                                                                         2007       $18.000      $21.241       21,779
                                                                         2008       $21.241      $13.897       14,062
                                                                         2009       $13.897      $16.235       14,827
                                                                         2010       $16.235      $17.038       16,061
                                                                         2011       $17.038      $19.400        6,526
                                                                         2012       $19.400      $22.588        6,841
                                                                         2013       $22.588      $26.102        7,100


                              148     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS Y
                                                             2004       $12.201      $13.491        10,689
                                                             2005       $13.491      $16.278        21,194
                                                             2006       $16.278      $17.226        26,698
                                                             2007       $17.226      $20.216        22,494
                                                             2008       $20.216      $10.136        10,781
                                                             2009       $10.136      $16.846        11,010
                                                             2010       $16.846      $20.823        10,083
                                                             2011       $20.823      $18.917         7,377
                                                             2012       $18.917      $20.756         5,796
                                                             2013       $20.756      $22.017             0
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS Y
                                                             2004       $12.656      $13.995        35,187
                                                             2005       $13.995      $14.909        39,213
                                                             2006       $14.909      $19.037        25,159
                                                             2007       $19.037      $21.585        17,986
                                                             2008       $21.585      $12.128         8,493
                                                             2009       $12.128      $15.192         6,505
                                                             2010       $15.192      $15.975         6,524
                                                             2011       $15.975      $14.158         6,082
                                                             2012       $14.158      $16.445         4,506
                                                             2013       $16.445      $20.566         3,716
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS Y
                                                             2004       $12.568      $13.874        16,323
                                                             2005       $13.874      $14.519        16,425
                                                             2006       $14.519      $16.894        14,916
                                                             2007       $16.894      $19.377        11,065
                                                             2008       $19.377      $10.675         8,445
                                                             2009       $10.675      $10.194             0
-----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS Y
                                                             2004       $10.283      $10.622       643,073
                                                             2005       $10.622      $10.764     1,462,440
                                                             2006       $10.764      $11.148     1,916,928
                                                             2007       $11.148      $11.586     1,666,801
                                                             2008       $11.586      $10.353     1,135,993
                                                             2009       $10.353      $12.447       990,914
                                                             2010       $12.447      $13.339       784,873
                                                             2011       $13.339      $13.733       610,134
                                                             2012       $13.733      $15.366       519,616
                                                             2013       $15.366      $15.229       450,652


                              149     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS Y
                                                            2004        $9.991       $9.937      413,637
                                                            2005        $9.937       $9.917      657,808
                                                            2006        $9.917      $10.143      667,110
                                                            2007       $10.143      $10.249      522,713
                                                            2008       $10.249       $8.543      396,358
                                                            2009        $8.543       $8.865      347,249
                                                            2010        $8.865       $8.909      289,396
                                                            2011        $8.909       $8.974      222,112
                                                            2012        $8.974       $9.090      152,310
                                                            2013        $9.090       $8.945      122,869
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS Y
                                                            2004        $9.909       $9.802      428,989
                                                            2005        $9.802       $9.881      701,011
                                                            2006        $9.881      $10.137      795,045
                                                            2007       $10.137      $10.430      721,750
                                                            2008       $10.430      $10.479      651,907
                                                            2009       $10.479      $10.303      399,239
                                                            2010       $10.303      $10.130      358,976
                                                            2011       $10.130       $9.960      282,737
                                                            2012        $9.960       $9.792      232,097
                                                            2013        $9.792       $9.628      186,110
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO--CLASS Y
                                                            2004       $11.852      $12.918      184,114
                                                            2005       $12.918      $14.973      279,675
                                                            2006       $14.973      $15.297      435,170
                                                            2007       $15.297      $17.930      347,503
                                                            2008       $17.930       $9.210      282,038
                                                            2009        $9.210      $15.470      217,547
                                                            2010       $15.470      $19.380      154,281
                                                            2011       $19.380      $17.726      107,382
                                                            2012       $17.726      $19.534       83,437
                                                            2013       $19.534      $28.877       59,036
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS Y
                                                            2004       $12.001      $12.992      147,140
                                                            2005       $12.992      $13.803      196,467
                                                            2006       $13.803      $15.572      247,410
                                                            2007       $15.572      $16.589      178,415
                                                            2008       $16.589      $12.362      128,309
                                                            2009       $12.362      $14.515      104,362
                                                            2010       $14.515      $15.197       76,931
                                                            2011       $15.197      $13.726       57,644
                                                            2012       $13.726      $14.395       47,529
                                                            2013       $14.395      $15.318            0


                              150     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO--ADVISOR SHARES
                                                                     2006       $10.000       $9.491       78,439
                                                                     2007        $9.491      $11.489       78,415
                                                                     2008       $11.489       $6.341       86,439
                                                                     2009        $6.341       $8.829      120,701
                                                                     2010        $8.829      $10.784      116,277
                                                                     2011       $10.784       $9.802      116,346
                                                                     2012        $9.802      $10.130      104,071
                                                                     2013       $10.130       $8.493       92,061
-------------------------------------------------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO--ADVISOR SHARES
                                                                     2006       $10.000      $10.703       13,419
                                                                     2007       $10.703      $11.124       20,429
                                                                     2008       $11.124       $9.332       24,792
                                                                     2009        $9.332      $11.969       30,425
                                                                     2010       $11.969      $13.185       24,441
                                                                     2011       $13.185      $13.769       20,380
                                                                     2012       $13.769      $15.938       17,497
                                                                     2013       $15.938      $14.565        9,930
-------------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO--ADVISOR SHARES
                                                                     2006       $10.000      $10.118       56,188
                                                                     2007       $10.118      $10.998      149,722
                                                                     2008       $10.998      $10.041      138,483
                                                                     2009       $10.041      $11.675      117,920
                                                                     2010       $11.675      $12.397       86,005
                                                                     2011       $12.397      $13.598       62,061
                                                                     2012       $13.598      $14.523       53,321
                                                                     2013       $14.523      $12.948       41,061
-------------------------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO--ADVISOR SHARES
                                                                     2006       $10.000      $10.300      333,924
                                                                     2007       $10.300      $11.002      541,720
                                                                     2008       $11.002      $11.326      436,998
                                                                     2009       $11.326      $12.689      517,932
                                                                     2010       $12.689      $13.474      442,840
                                                                     2011       $13.474      $13.712      339,838
                                                                     2012       $13.712      $14.759      290,898
                                                                     2013       $14.759      $14.211      247,085
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                                     2009       $10.000       $8.037      208,702
                                                                     2010        $8.037       $8.897      174,188
                                                                     2011        $8.897       $8.915      138,176
                                                                     2012        $8.915      $10.456      115,488
                                                                     2013       $10.456      $13.611       97,648


                              151     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                     2004       $11.311      $12.033       50,051
                                                     2005       $12.033      $12.303      295,949
                                                     2006       $12.303      $13.538       78,718
                                                     2007       $13.538      $13.435       42,032
                                                     2008       $13.435       $7.829       30,400
                                                     2009        $7.829       $9.669       29,381
                                                     2010        $9.669      $10.535       21,966
                                                     2011       $10.535      $10.644       15,111
                                                     2012       $10.644      $11.775       11,969
                                                     2013       $11.775      $13.671       10,022
---------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                     2004       $12.285      $13.419       34,565
                                                     2005       $13.419      $13.883       45,145
                                                     2006       $13.883      $15.820       30,417
                                                     2007       $15.820      $14.612       26,162
                                                     2008       $14.612       $8.806       13,522
                                                     2009        $8.806      $11.238       13,276
                                                     2010       $11.238      $12.637        8,470
                                                     2011       $12.637      $11.847        6,475
                                                     2012       $11.847      $13.875        4,969
                                                     2013       $13.875      $18.508        4,566
---------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                     2004       $12.654      $14.455      104,567
                                                     2005       $14.455      $15.945      199,020
                                                     2006       $15.945      $20.022      301,515
                                                     2007       $20.022      $21.328      267,807
                                                     2008       $21.328      $11.752      200,134
                                                     2009       $11.752      $14.399      173,859
                                                     2010       $14.399      $15.575      129,035
                                                     2011       $15.575      $12.719      108,108
                                                     2012       $12.719      $15.244       88,184
                                                     2013       $15.244      $19.194       62,291
---------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                     2004       $12.151      $13.455        1,114
                                                     2005       $13.455      $14.394        1,108
                                                     2006       $14.394      $16.123          192
                                                     2007       $16.123      $15.030          191
                                                     2008       $15.030       $8.932          189
                                                     2009        $8.932      $11.488          187
                                                     2010       $11.488      $12.866          185
                                                     2011       $12.866      $12.654          183
                                                     2012       $12.654      $14.534            0
                                                     2013       $14.534      $19.307            0


                              152     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                     2005       $10.000      $10.918      162,309
                                                     2006       $10.918      $12.453      324,998
                                                     2007       $12.453      $11.643      289,114
                                                     2008       $11.643       $6.323      250,595
                                                     2009        $6.323       $5.953            0
---------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                     2004       $11.720      $12.102       93,142
                                                     2005       $12.102      $12.575      148,490
                                                     2006       $12.575      $13.035      154,681
                                                     2007       $13.035      $13.521      111,462
                                                     2008       $13.521       $8.370       90,140
                                                     2009        $8.370      $13.486       66,820
                                                     2010       $13.486      $16.016       50,759
                                                     2011       $16.016      $12.935       49,709
                                                     2012       $12.935      $14.525       41,788
                                                     2013       $14.525      $20.524       31,535
---------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                     2004       $11.288      $12.216       69,282
                                                     2005       $12.216      $13.468      111,007
                                                     2006       $13.468      $14.671       95,830
                                                     2007       $14.671      $15.344       62,789
                                                     2008       $15.344      $12.825       38,419
                                                     2009       $12.825      $16.405       25,051
                                                     2010       $16.405      $17.699       17,996
                                                     2011       $17.699      $18.599       23,559
                                                     2012       $18.599      $21.552       18,811
                                                     2013       $21.552      $19.333       14,647
---------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                                     2004       $14.872      $17.983       39,200
                                                     2005       $17.983      $23.650      293,630
                                                     2006       $23.650      $31.893      369,132
                                                     2007       $31.893      $44.036      317,054
                                                     2008       $44.036      $18.726      165,074
                                                     2009       $18.726      $31.319      122,124
                                                     2010       $31.319      $36.624       81,377
                                                     2011       $36.624      $29.439       56,860
                                                     2012       $29.439      $34.683       39,872
                                                     2013       $34.683      $33.721       29,287


                              153     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                              2004       $12.217      $13.545      234,429
                                                              2005       $13.545      $14.911      673,072
                                                              2006       $14.911      $17.813      953,357
                                                              2007       $17.813      $19.223      887,941
                                                              2008       $19.223      $13.429      700,311
                                                              2009       $13.429      $17.105      580,432
                                                              2010       $17.105      $19.178      264,878
                                                              2011       $19.178      $20.561      195,007
                                                              2012       $20.561      $23.364      148,626
                                                              2013       $23.364      $27.485      110,997
------------------------------------------------------------------------------------------------------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                                                              2013       $10.000      $16.686       38,545
------------------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
                                                              2004       $11.683      $12.339      103,097
                                                              2005       $12.339      $14.009      105,569
                                                              2006       $14.009      $14.298       73,771
                                                              2007       $14.298      $17.100       40,684
                                                              2008       $17.100       $8.515       31,807
                                                              2009        $8.515      $13.824       29,106
                                                              2010       $13.824      $16.664       19,742
                                                              2011       $16.664      $15.884       19,173
                                                              2012       $15.884      $17.810       15,083
                                                              2013       $17.810      $25.865       12,696
------------------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                                                              2004       $13.080      $15.621      107,152
                                                              2005       $15.621      $18.015      468,020
                                                              2006       $18.015      $19.329      587,636
                                                              2007       $19.329      $23.297      505,179
                                                              2008       $23.297      $12.180      275,791
                                                              2009       $12.180      $18.844      202,880
                                                              2010       $18.844      $24.504      148,110
                                                              2011       $24.504      $22.362      103,090
                                                              2012       $22.362      $23.850       77,960
                                                              2013       $23.850      $32.236       56,196
------------------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                              2004       $13.584      $15.885      104,445
                                                              2005       $15.885      $17.630      105,122
                                                              2006       $17.630      $19.384       84,445
                                                              2007       $19.384      $19.619       39,071
                                                              2008       $19.619      $11.488       30,629
                                                              2009       $11.488      $16.562       22,825
                                                              2010       $16.562      $20.606       19,551
                                                              2011       $20.606      $18.493       15,235
                                                              2012       $18.493      $20.854       12,318
                                                              2013       $20.854      $35.126        9,491


                              154     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                BASIC CONTRACT

                           MORTALITY & EXPENSE = 1.5


                                                                                  Number of
                                                       Accumulation Accumulation    Units
                                          For the Year  Unit Value   Unit Value  Outstanding
                                             Ending    at Beginning    at End      at End
Sub-Accounts                              December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                              2004       $12.750      $17.057      172,705
                                              2005       $17.057      $19.578      246,519
                                              2006       $19.578      $26.499      221,922
                                              2007       $26.499      $21.549      176,152
                                              2008       $21.549      $13.122      143,148
                                              2009       $13.122      $16.576      108,273
                                              2010       $16.576      $21.108       83,837
                                              2011       $21.108      $21.928       62,484
                                              2012       $21.928      $24.924       47,116
                                              2013       $24.924      $24.932       38,161



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administration expense charge of 0.19%.


                              155     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO--CLASS B
                                                                  2004       $12.204      $13.222      13,342
                                                                  2005       $13.222      $13.473      17,762
                                                                  2006       $13.473      $15.354      14,584
                                                                  2007       $15.354      $15.681      14,359
                                                                  2008       $15.681       $9.058       9,079
                                                                  2009        $9.058      $10.619       8,892
                                                                  2010       $10.619      $11.669       7,903
                                                                  2011       $11.669      $12.057       7,902
                                                                  2012       $12.057      $13.769       7,901
                                                                  2013       $13.769      $18.053       7,426
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO--CLASS B
                                                                  2004       $12.369      $13.800      16,835
                                                                  2005       $13.800      $15.008      10,239
                                                                  2006       $15.008      $14.439      13,771
                                                                  2007       $14.439      $15.843       9,151
                                                                  2008       $15.843       $8.858       7,354
                                                                  2009        $8.858      $11.465       7,307
                                                                  2010       $11.465      $12.821       7,206
                                                                  2011       $12.821      $12.611       7,079
                                                                  2012       $12.611      $13.951       6,983
                                                                  2013       $13.951      $18.174       6,207
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO--CLASS B
                                                                  2005       $10.000      $11.797       9,446
                                                                  2006       $11.797      $15.528      15,798
                                                                  2007       $15.528      $15.968      19,309
                                                                  2008       $15.968       $7.266       9,170
                                                                  2009        $7.266       $9.510       4,424
                                                                  2010        $9.510       $9.662       4,460
                                                                  2011        $9.662       $7.582       4,564
                                                                  2012        $7.582       $8.434       4,490
                                                                  2013        $8.434      $10.083       5,687
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO--CLASS B
                                                                  2004       $11.410      $12.042       4,534
                                                                  2005       $12.042      $13.472       6,063
                                                                  2006       $13.472      $13.040       6,062
                                                                  2007       $13.040      $14.429       5,877
                                                                  2008       $14.429       $8.458       5,876
                                                                  2009        $8.458      $11.296       4,936
                                                                  2010       $11.296      $12.086       4,308
                                                                  2011       $12.086      $11.388       4,077
                                                                  2012       $11.388      $12.881       4,076
                                                                  2013       $12.881      $17.190       1,866


                              156     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO--CLASS B
                                                                  2004       $13.521      $15.684      11,695
                                                                  2005       $15.684      $16.292      12,398
                                                                  2006       $16.292      $18.125      20,551
                                                                  2007       $18.125      $17.923      19,903
                                                                  2008       $17.923      $11.217      11,021
                                                                  2009       $11.217      $15.587       9,368
                                                                  2010       $15.587      $19.222       7,286
                                                                  2011       $19.222      $17.110       6,958
                                                                  2012       $17.110      $19.744       6,870
                                                                  2013       $19.744      $26.471         975
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO--CLASS B
                                                                  2005       $10.000      $10.881           0
                                                                  2006       $10.881      $13.091       4,381
                                                                  2007       $13.091      $15.560       5,000
                                                                  2008       $15.560       $9.586       4,780
                                                                  2009        $9.586      $10.285           0
----------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO--CLASS B
                                                                  2005       $10.000      $10.662       1,874
                                                                  2006       $10.662      $12.571      20,333
                                                                  2007       $12.571      $11.733       3,520
                                                                  2008       $11.733       $6.741       2,806
                                                                  2009        $6.741       $7.948       2,613
                                                                  2010        $7.948       $8.627       2,355
                                                                  2011        $8.627       $8.086       2,077
                                                                  2012        $8.086       $9.100       1,821
                                                                  2013        $9.100      $12.100       1,562
----------------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO--SERVICE CLASS 2
                                                                  2005       $10.000      $11.812       6,639
                                                                  2006       $11.812      $12.822      18,110
                                                                  2007       $12.822      $14.649      15,101
                                                                  2008       $14.649       $8.177       7,743
                                                                  2009        $8.177      $10.791       7,100
                                                                  2010       $10.791      $12.291       7,165
                                                                  2011       $12.291      $11.640       6,530
                                                                  2012       $11.640      $13.167       6,435
                                                                  2013       $13.167      $16.797         947


                              157     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO--SERVICE CLASS 2
                                                             2005       $10.000      $11.016       2,529
                                                             2006       $11.016      $12.111       2,146
                                                             2007       $12.111      $13.194       2,099
                                                             2008       $13.194       $7.467       1,848
                                                             2009        $7.467       $9.239       1,636
                                                             2010        $9.239      $10.309       1,453
                                                             2011       $10.309      $10.179       1,275
                                                             2012       $10.179      $11.724       1,109
                                                             2013       $11.724      $15.218         944
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP HIGH INCOME PORTFOLIO--SERVICE CLASS 2
                                                             2005       $10.000      $10.405         249
                                                             2006       $10.405      $11.254           0
                                                             2007       $11.254      $11.240           0
                                                             2008       $11.240       $8.196           0
                                                             2009        $8.196      $11.454           0
                                                             2010       $11.454      $12.683           0
                                                             2011       $12.683      $12.814           0
                                                             2012       $12.814      $14.226           0
                                                             2013       $14.226      $14.647           0
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP MID CAP PORTFOLIO--SERVICE CLASS 2
                                                             2005       $10.000      $12.029           0
                                                             2006       $12.029      $13.172       5,260
                                                             2007       $13.172      $14.796       7,956
                                                             2008       $14.796       $8.704       2,971
                                                             2009        $8.704      $11.849       2,770
                                                             2010       $11.849      $14.841       2,544
                                                             2011       $14.841      $12.888       2,781
                                                             2012       $12.888      $14.381       2,905
                                                             2013       $14.381      $19.034           0
-----------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                             2006       $10.000      $10.144           0
                                                             2007       $10.144      $10.370       5,931
                                                             2008       $10.370      $10.381       5,928
                                                             2009       $10.381      $10.160       8,066
                                                             2010       $10.160       $9.904       8,058
                                                             2011        $9.904       $9.649       8,052
                                                             2012        $9.649       $9.399       6,519
                                                             2013        $9.399       $9.157       6,389


                              158     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND--CLASS 2
                                                             2005       $10.000      $11.079           0
                                                             2006       $11.079      $11.354       3,810
                                                             2007       $11.354      $12.643       3,613
                                                             2008       $12.643       $7.966       3,613
                                                             2009        $7.966      $10.318       2,610
                                                             2010       $10.318      $11.679       2,610
                                                             2011       $11.679      $10.830       2,363
                                                             2012       $10.830      $11.526       2,363
                                                             2013       $11.526      $15.437           0
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $10.623           0
                                                             2005       $10.623      $10.691           0
                                                             2006       $10.691      $11.390           0
                                                             2007       $11.390      $11.395           0
                                                             2008       $11.395       $8.505           0
                                                             2009        $8.505      $11.822       3,600
                                                             2010       $11.822      $13.043       4,654
                                                             2011       $13.043      $13.285       6,477
                                                             2012       $13.285      $14.954       6,506
                                                             2013       $14.954      $15.707       2,769
-----------------------------------------------------------------------------------------------------------
FTVIP FRANKLIN INCOME SECURITIES FUND--CLASS 2
                                                             2004       $10.000      $11.164           0
                                                             2005       $11.164      $11.050      20,756
                                                             2006       $11.050      $12.728      13,478
                                                             2007       $12.728      $12.862      10,456
                                                             2008       $12.862       $8.813       4,438
                                                             2009        $8.813      $11.641       4,218
                                                             2010       $11.641      $12.777       7,074
                                                             2011       $12.777      $12.744      10,002
                                                             2012       $12.744      $13.983       9,831
                                                             2013       $13.983      $15.520       9,770
-----------------------------------------------------------------------------------------------------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND--CLASS 2
                                                             2005       $10.000      $11.304           0
                                                             2006       $11.304      $13.551           0
                                                             2007       $13.551      $14.762           0
                                                             2008       $14.762      $10.288           0
                                                             2009       $10.288      $12.358           0
                                                             2010       $12.358      $13.478           0
                                                             2011       $13.478      $12.741           0
                                                             2012       $12.741      $14.068           0
                                                             2013       $14.068      $17.488           0


                              159     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
FTVIP MUTUAL SHARES SECURITIES FUND--CLASS 2
                                                      2004       $10.000      $10.877       1,636
                                                      2005       $10.877      $11.715       7,047
                                                      2006       $11.715      $13.510       6,203
                                                      2007       $13.510      $13.616      17,832
                                                      2008       $13.616       $8.341       9,681
                                                      2009        $8.341      $10.241      10,310
                                                      2010       $10.241      $11.093      10,527
                                                      2011       $11.093      $10.694       5,967
                                                      2012       $10.694      $11.900       5,962
                                                      2013       $11.900      $14.868       8,962
----------------------------------------------------------------------------------------------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND--CLASS 2
                                                      2004       $10.000      $11.441         410
                                                      2005       $11.441      $12.279       2,533
                                                      2006       $12.279      $14.527       2,484
                                                      2007       $14.527      $16.336       2,216
                                                      2008       $16.336       $9.487       2,125
                                                      2009        $9.487      $12.665       1,313
                                                      2010       $12.665      $13.374       1,321
                                                      2011       $13.374      $11.643       1,337
                                                      2012       $11.643      $13.408       1,332
                                                      2013       $13.408      $16.061       1,336
----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                                                      2005       $10.000      $10.453       2,234
                                                      2006       $10.453      $12.487       2,533
                                                      2007       $12.487      $12.193       2,505
                                                      2008       $12.193       $7.873       2,277
                                                      2009        $7.873       $9.074       2,048
                                                      2010        $9.074       $9.828       1,809
                                                      2011        $9.828       $8.899       1,587
                                                      2012        $8.899      $10.326       1,371
                                                      2013       $10.326      $13.402       1,651
----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                                                      2005       $10.000      $11.300       1,182
                                                      2006       $11.300      $12.788       1,177
                                                      2007       $12.788      $12.785       1,172
                                                      2008       $12.785       $7.881       1,166
                                                      2009        $7.881      $10.222       1,160
                                                      2010       $10.222      $12.448       1,155
                                                      2011       $12.448      $11.353       1,149
                                                      2012       $11.353      $13.100       1,145
                                                      2013       $13.100      $16.958           0


                              160     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                                                                       2005       $10.000      $11.267       5,369
                                                                       2006       $11.267      $12.323         215
                                                                       2007       $12.323       $9.995         391
                                                                       2008        $9.995       $6.441         160
                                                                       2009        $6.441       $8.011         156
                                                                       2010        $8.011      $10.154         136
                                                                       2011       $10.154       $9.958         131
                                                                       2012        $9.958      $10.944         134
                                                                       2013       $10.944      $14.459         124
---------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                                                                       2005       $10.000      $11.195       6,796
                                                                       2006       $11.195      $12.312         227
                                                                       2007       $12.312      $11.710         242
                                                                       2008       $11.710       $7.239         162
                                                                       2009        $7.239       $8.542         171
                                                                       2010        $8.542       $9.390         172
                                                                       2011        $9.390       $9.517         160
                                                                       2012        $9.517      $10.611         161
                                                                       2013       $10.611      $14.214         148
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN FRANCHISE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE
 FUND--SERIES II
                                                                       2004       $11.749      $12.220      12,541
                                                                       2005       $12.220      $12.814      12,307
                                                                       2006       $12.814      $12.811      10,564
                                                                       2007       $12.811      $14.554       5,242
                                                                       2008       $14.554       $7.213       1,120
                                                                       2009        $7.213      $11.639       1,120
                                                                       2010       $11.639      $13.556          38
                                                                       2011       $13.556      $12.362          36
                                                                       2012       $12.362      $13.654         586
                                                                       2013       $13.654      $18.594           0
---------------------------------------------------------------------------------------------------------------------
INVESCO V.I. AMERICAN VALUE FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND--SERIES II
                                                                       2004       $13.290      $14.827      15,617
                                                                       2005       $14.827      $16.199      13,461
                                                                       2006       $16.199      $19.035      12,152
                                                                       2007       $19.035      $19.975      11,997
                                                                       2008       $19.975      $11.397       9,148
                                                                       2009       $11.397      $15.450       9,100
                                                                       2010       $15.450      $18.388       8,178
                                                                       2011       $18.388      $18.061       7,619
                                                                       2012       $18.061      $20.596       6,411
                                                                       2013       $20.596      $26.871       5,675


                              161     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION--SERIES II
                                                                 2004       $12.160      $12.595       3,493
                                                                 2005       $12.595      $13.322       3,628
                                                                 2006       $13.322      $13.764       3,264
                                                                 2007       $13.764      $14.979       3,130
                                                                 2008       $14.979       $8.371       2,970
                                                                 2009        $8.371       $9.843       2,783
                                                                 2010        $9.843      $11.047         740
                                                                 2011       $11.047       $9.888         740
                                                                 2012        $9.888      $11.307           0
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. COMSTOCK FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND--SERIES II
                                                                 2004       $12.415      $14.201      67,986
                                                                 2005       $14.201      $14.403      63,782
                                                                 2006       $14.403      $16.282      44,758
                                                                 2007       $16.282      $15.489      44,340
                                                                 2008       $15.489       $9.686      37,134
                                                                 2009        $9.686      $12.115      34,739
                                                                 2010       $12.115      $13.654      26,921
                                                                 2011       $13.654      $13.021      22,309
                                                                 2012       $13.021      $15.083      19,682
                                                                 2013       $15.083      $19.931      16,236
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND--SERIES II
                                                                 2006       $10.000      $10.709         943
                                                                 2007       $10.709      $11.252         852
                                                                 2008       $11.252       $7.637         232
                                                                 2009        $7.637       $9.520         231
                                                                 2010        $9.520      $10.132         231
                                                                 2011       $10.132       $9.841         230
                                                                 2012        $9.841      $10.890         230
                                                                 2013       $10.890      $13.678          19
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND--SERIES II
                                                                 2004       $12.152      $12.809      13,250
                                                                 2005       $12.809      $13.147       9,282
                                                                 2006       $13.147      $14.194       8,259
                                                                 2007       $14.194      $14.363       8,238
                                                                 2008       $14.363       $8.890       4,299
                                                                 2009        $8.890      $10.733       4,299
                                                                 2010       $10.733      $11.522       3,859
                                                                 2011       $11.522      $11.217       3,850
                                                                 2012       $11.217      $12.932       3,727
                                                                 2013       $12.932      $16.473       3,078


                              162     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                              Number of
                                                                   Accumulation Accumulation    Units
                                                      For the Year  Unit Value   Unit Value  Outstanding
                                                         Ending    at Beginning    at End      at End
Sub-Accounts                                          December 31   of Period    of Period    of Period
--------------------------------------------------------------------------------------------------------
INVESCO V.I. EQUITY AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME
 FUND--SERIES II
                                                          2004       $11.519      $12.514       6,479
                                                          2005       $12.514      $13.090       4,656
                                                          2006       $13.090      $14.356       3,982
                                                          2007       $14.356      $14.452       3,982
                                                          2008       $14.452      $10.884       3,982
                                                          2009       $10.884      $12.987       3,982
                                                          2010       $12.987      $14.173       5,681
                                                          2011       $14.173      $13.627       8,582
                                                          2012       $13.627      $14.918       8,467
                                                          2013       $14.918      $18.148       5,303
--------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL CORE EQUITY FUND--SERIES II
                                                          2011       $10.000      $11.191       8,816
                                                          2012       $11.191      $12.363       8,771
                                                          2013       $12.363      $14.722       8,090
--------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND--SERIES II
                                                          2004       $12.857      $14.359      15,771
                                                          2005       $14.359      $14.851      10,533
                                                          2006       $14.851      $17.593      11,598
                                                          2007       $17.593      $18.294      11,832
                                                          2008       $18.294      $10.498      11,267
                                                          2009       $10.498      $11.874      10,238
                                                          2010       $11.874      $12.941       8,822
                                                          2011       $12.941      $13.907           0
--------------------------------------------------------------------------------------------------------
INVESCO V.I. GROWTH AND INCOME FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME
 FUND--SERIES II
                                                          2004       $12.314      $13.689      22,591
                                                          2005       $13.689      $14.631      25,043
                                                          2006       $14.631      $16.530      23,686
                                                          2007       $16.530      $16.506      18,625
                                                          2008       $16.506      $10.899      17,211
                                                          2009       $10.899      $13.176      15,190
                                                          2010       $13.176      $14.400      12,800
                                                          2011       $14.400      $13.711       8,326
                                                          2012       $13.711      $15.271       8,274
                                                          2013       $15.271      $19.899       6,387
--------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD FUND--SERIES II
                                                          2013       $10.000      $17.043         181


                              163     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
INVESCO V.I. HIGH YIELD SECURITIES FUND--SERIES II
                                                        2004       $11.232      $11.987       8,598
                                                        2005       $11.987      $11.902       7,542
                                                        2006       $11.902      $12.639       6,543
                                                        2007       $12.639      $12.790       6,326
                                                        2008       $12.790       $9.569       4,724
                                                        2009        $9.569      $13.448       3,327
                                                        2010       $13.448      $14.404       2,616
                                                        2011       $14.404      $14.263       2,378
                                                        2012       $14.263      $16.464       2,370
                                                        2013       $16.464      $16.921           0
------------------------------------------------------------------------------------------------------
INVESCO V.I. INCOME BUILDER FUND--SERIES II
                                                        2004       $11.563      $12.471       4,145
                                                        2005       $12.471      $12.964       4,121
                                                        2006       $12.964      $14.392       2,203
                                                        2007       $14.392      $14.419       2,185
                                                        2008       $14.419      $10.331         540
                                                        2009       $10.331      $12.569         537
                                                        2010       $12.569      $13.730         527
                                                        2011       $13.730      $14.557           0
------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND--SERIES II
                                                        2011       $10.000       $7.679       1,144
                                                        2012        $7.679       $8.621       1,134
                                                        2013        $8.621       $9.969           0
------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                        2004       $10.000      $10.730           0
                                                        2005       $10.730      $11.213           0
                                                        2006       $11.213      $12.123           0
                                                        2007       $12.123      $12.904           0
                                                        2008       $12.904       $8.964           0
                                                        2009        $8.964      $11.339           0
                                                        2010       $11.339      $12.567           0
                                                        2011       $12.567      $11.446           0
                                                        2012       $11.446      $12.333           0
                                                        2013       $12.333      $15.433           0


                              164     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                                             Number of
                                                                                  Accumulation Accumulation    Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
                                                                         2004       $12.750      $14.270       4,072
                                                                         2005       $14.270      $15.446       4,218
                                                                         2006       $15.446      $15.788       4,206
                                                                         2007       $15.788      $18.083       4,220
                                                                         2008       $18.083       $9.364       4,072
                                                                         2009        $9.364      $14.264       4,072
                                                                         2010       $14.264      $17.685       4,072
                                                                         2011       $17.685      $15.615       4,072
                                                                         2012       $15.615      $16.978       4,072
                                                                         2013       $16.978      $22.592       4,072
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. S&P 500 INDEX FUND--SERIES II
                                                                         2004       $12.007      $12.900      11,431
                                                                         2005       $12.900      $13.124      15,174
                                                                         2006       $13.124      $14.730      18,338
                                                                         2007       $14.730      $15.064      15,588
                                                                         2008       $15.064       $9.205      12,007
                                                                         2009        $9.205      $11.303      11,472
                                                                         2010       $11.303      $12.617      11,274
                                                                         2011       $12.617      $12.479      10,795
                                                                         2012       $12.479      $14.041      10,598
                                                                         2013       $14.041      $17.994       8,292
-----------------------------------------------------------------------------------------------------------------------
INVESCO V.I. VALUE OPPORTUNITIES FUND--SERIES II
 FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES
 FUND--SERIES II
                                                                         2004       $12.808      $13.829       7,540
                                                                         2005       $13.829      $14.203       7,400
                                                                         2006       $14.203      $15.627       6,351
                                                                         2007       $15.627      $15.427       4,004
                                                                         2008       $15.427       $7.227       2,286
                                                                         2009        $7.227      $10.401       2,023
                                                                         2010       $10.401      $10.835           0
                                                                         2011       $10.835      $10.197           0
                                                                         2012       $10.197      $11.686           0
                                                                         2013       $11.686      $15.170           0
-----------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND--SERIES II
                                                                         2006       $10.000      $10.665           0
                                                                         2007       $10.665      $11.869       1,317
                                                                         2008       $11.869       $5.951       1,300
                                                                         2009        $5.951       $7.915       1,164
                                                                         2010        $7.915       $8.474       1,154
                                                                         2011        $8.474       $9.197           0


                              165     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                                      Number of
                                                                           Accumulation Accumulation    Units
                                                              For the Year  Unit Value   Unit Value  Outstanding
                                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                                  December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS--GLOBAL INFRASTRUCTURE PORTFOLIO--CLASS Y
                                                                  2004       $11.404      $13.362       5,082
                                                                  2005       $13.362      $14.885       2,882
                                                                  2006       $14.885      $17.405          87
                                                                  2007       $17.405      $20.349          87
                                                                  2008       $20.349      $13.192          87
                                                                  2009       $13.192      $15.270          87
                                                                  2010       $15.270      $15.878          86
                                                                  2011       $15.878      $17.914          86
                                                                  2012       $17.914      $20.667          86
                                                                  2013       $20.667      $23.664          86
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO--CLASS Y
                                                                  2004       $12.126      $13.286       2,497
                                                                  2005       $13.286      $15.884       2,217
                                                                  2006       $15.884      $16.656       2,744
                                                                  2007       $16.656      $19.367       2,507
                                                                  2008       $19.367       $9.621       2,256
                                                                  2009        $9.621      $15.844       2,047
                                                                  2010       $15.844      $19.405         314
                                                                  2011       $19.405      $17.467         314
                                                                  2012       $17.467      $18.990         314
                                                                  2013       $18.990      $20.085           0
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO--CLASS Y
                                                                  2004       $12.579      $13.782       3,942
                                                                  2005       $13.782      $14.548       3,757
                                                                  2006       $14.548      $18.407       3,535
                                                                  2007       $18.407      $20.679       1,743
                                                                  2008       $20.679      $11.512       1,800
                                                                  2009       $11.512      $14.288         324
                                                                  2010       $14.288      $14.887           0
                                                                  2011       $14.887      $13.073           0
                                                                  2012       $13.073      $15.046           0
                                                                  2013       $15.046      $18.644           0
----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO--CLASS Y
                                                                  2004       $12.492      $13.663       1,851
                                                                  2005       $13.663      $14.168       1,841
                                                                  2006       $14.168      $16.334       1,807
                                                                  2007       $16.334      $18.563       1,798
                                                                  2008       $18.563      $10.133       1,782
                                                                  2009       $10.133       $9.648           0


                              166     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                                Number of
                                                                     Accumulation Accumulation    Units
                                                        For the Year  Unit Value   Unit Value  Outstanding
                                                           Ending    at Beginning    at End      at End
Sub-Accounts                                            December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO--CLASS Y
                                                            2004       $10.220      $10.460      30,413
                                                            2005       $10.460      $10.504      27,233
                                                            2006       $10.504      $10.779      29,123
                                                            2007       $10.779      $11.100      28,661
                                                            2008       $11.100       $9.827      21,062
                                                            2009        $9.827      $11.707      17,702
                                                            2010       $11.707      $12.431      14,477
                                                            2011       $12.431      $12.681       9,962
                                                            2012       $12.681      $14.059       9,663
                                                            2013       $14.059      $13.806       9,202
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO--CLASS Y
                                                            2004        $9.930       $9.786      45,574
                                                            2005        $9.786       $9.677      46,747
                                                            2006        $9.677       $9.807      22,019
                                                            2007        $9.807       $9.819      21,492
                                                            2008        $9.819       $8.109      20,130
                                                            2009        $8.109       $8.338      17,348
                                                            2010        $8.338       $8.302      12,482
                                                            2011        $8.302       $8.286       6,056
                                                            2012        $8.286       $8.317       6,033
                                                            2013        $8.317       $8.109       2,718
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO--CLASS Y
                                                            2004        $9.848       $9.652       3,303
                                                            2005        $9.652       $9.641       3,661
                                                            2006        $9.641       $9.801      18,115
                                                            2007        $9.801       $9.992       5,039
                                                            2008        $9.992       $9.946      11,716
                                                            2009        $9.946       $9.690      10,603
                                                            2010        $9.690       $9.440       1,223
                                                            2011        $9.440       $9.197       1,176
                                                            2012        $9.197       $8.959       1,209
                                                            2013        $8.959       $8.728       1,296
----------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO--CLASS Y
                                                            2004       $11.780      $12.721       6,633
                                                            2005       $12.721      $14.611       9,698
                                                            2006       $14.611      $14.791      11,219
                                                            2007       $14.791      $17.177      10,970
                                                            2008       $17.177       $8.742       4,936
                                                            2009        $8.742      $14.550       3,635
                                                            2010       $14.550      $18.061       3,852
                                                            2011       $18.061      $16.368       3,861
                                                            2012       $16.368      $17.872       3,843
                                                            2013       $17.872      $26.178       2,880


                              167     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO--CLASS Y
                                                                     2004       $11.928      $12.794      11,396
                                                                     2005       $12.794      $13.469      10,665
                                                                     2006       $13.469      $15.056      13,938
                                                                     2007       $15.056      $15.893      14,434
                                                                     2008       $15.893      $11.734      14,324
                                                                     2009       $11.734      $13.652      13,966
                                                                     2010       $13.652      $14.163      12,523
                                                                     2011       $14.163      $12.675       9,565
                                                                     2012       $12.675      $13.170       9,444
                                                                     2013       $13.170      $13.974           0
-------------------------------------------------------------------------------------------------------------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO--ADVISOR SHARES
                                                                     2006       $10.000       $9.432           0
                                                                     2007        $9.432      $11.313           0
                                                                     2008       $11.313       $6.187           0
                                                                     2009        $6.187       $8.535           0
                                                                     2010        $8.535      $10.330           0
                                                                     2011       $10.330       $9.304           0
                                                                     2012        $9.304       $9.527           0
                                                                     2013        $9.527       $7.914           0
-------------------------------------------------------------------------------------------------------------------
PIMCO EMERGING MARKETS BOND PORTFOLIO--ADVISOR SHARES
                                                                     2006       $10.000      $10.637           0
                                                                     2007       $10.637      $10.954           0
                                                                     2008       $10.954       $9.105           0
                                                                     2009        $9.105      $11.571           0
                                                                     2010       $11.571      $12.630           0
                                                                     2011       $12.630      $13.069           0
                                                                     2012       $13.069      $14.989           0
                                                                     2013       $14.989      $13.573           0
-------------------------------------------------------------------------------------------------------------------
PIMCO REAL RETURN PORTFOLIO--ADVISOR SHARES
                                                                     2006       $10.000      $10.056           0
                                                                     2007       $10.056      $10.830           0
                                                                     2008       $10.830       $9.797           0
                                                                     2009        $9.797      $11.287           0
                                                                     2010       $11.287      $11.875           0
                                                                     2011       $11.875      $12.906         939
                                                                     2012       $12.906      $13.658         999
                                                                     2013       $13.658      $12.066           0


                              168     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                         Number of
                                                              Accumulation Accumulation    Units
                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                     December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN PORTFOLIO--ADVISOR SHARES
                                                     2006       $10.000      $10.237           0
                                                     2007       $10.237      $10.834           0
                                                     2008       $10.834      $11.051           0
                                                     2009       $11.051      $12.267       4,524
                                                     2010       $12.267      $12.907       6,291
                                                     2011       $12.907      $13.015       4,384
                                                     2012       $13.015      $13.880       4,359
                                                     2013       $13.880      $13.242       6,297
---------------------------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND--CLASS IB
                                                     2009       $10.000       $7.698         109
                                                     2010        $7.698       $8.444         110
                                                     2011        $8.444       $8.384         104
                                                     2012        $8.384       $9.743         100
                                                     2013        $9.743      $12.567          96
---------------------------------------------------------------------------------------------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND--CLASS IB
                                                     2004       $11.242      $11.850       2,552
                                                     2005       $11.850      $12.005       2,548
                                                     2006       $12.005      $13.089       2,544
                                                     2007       $13.089      $12.870       2,539
                                                     2008       $12.870       $7.431         737
                                                     2009        $7.431       $9.094         731
                                                     2010        $9.094       $9.817           0
                                                     2011        $9.817       $9.829           0
                                                     2012        $9.829      $10.773           0
                                                     2013       $10.773      $12.393           0
---------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND--CLASS IB
                                                     2004       $12.210      $13.215           0
                                                     2005       $13.215      $13.547           0
                                                     2006       $13.547      $15.297           0
                                                     2007       $15.297      $13.999           0
                                                     2008       $13.999       $8.359           0
                                                     2009        $8.359      $10.570           0
                                                     2010       $10.570      $11.777           0
                                                     2011       $11.777      $10.940           0
                                                     2012       $10.940      $12.695           0
                                                     2013       $12.695      $16.778           0


                              169     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND--CLASS IB
                                                   2004       $12.577      $14.235      10,996
                                                   2005       $14.235      $15.559      10,092
                                                   2006       $15.559      $19.359      10,327
                                                   2007       $19.359      $20.432       9,971
                                                   2008       $20.432      $11.155       8,305
                                                   2009       $11.155      $13.542       7,495
                                                   2010       $13.542      $14.515       4,317
                                                   2011       $14.515      $11.745       4,141
                                                   2012       $11.745      $13.947       4,073
                                                   2013       $13.947      $17.400       1,327
-------------------------------------------------------------------------------------------------
PUTNAM VT INVESTORS FUND--CLASS IB
                                                   2004       $12.076      $13.251           0
                                                   2005       $13.251      $14.045           0
                                                   2006       $14.045      $15.589           0
                                                   2007       $15.589      $14.399           0
                                                   2008       $14.399       $8.478           0
                                                   2009        $8.478      $10.804           0
                                                   2010       $10.804      $11.990           0
                                                   2011       $11.990      $11.685           0
                                                   2012       $11.685      $13.297           0
                                                   2013       $13.297      $17.503           0
-------------------------------------------------------------------------------------------------
PUTNAM VT NEW VALUE FUND--CLASS IB
                                                   2005       $10.000      $10.851         528
                                                   2006       $10.851      $12.264         130
                                                   2007       $12.264      $11.360         142
                                                   2008       $11.360       $6.113         110
                                                   2009        $6.113       $5.748           0
-------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND--CLASS IB
                                                   2004       $11.648      $11.917       1,219
                                                   2005       $11.917      $12.271       1,737
                                                   2006       $12.271      $12.603       1,733
                                                   2007       $12.603      $12.953       1,776
                                                   2008       $12.953       $7.945           0
                                                   2009        $7.945      $12.684           0
                                                   2010       $12.684      $14.925           0
                                                   2011       $14.925      $11.944           0
                                                   2012       $11.944      $13.289           0
                                                   2013       $13.289      $18.606           0


                              170     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                                                              2004       $11.219      $12.030       1,348
                                                              2005       $12.030      $13.142       1,248
                                                              2006       $13.142      $14.186       1,494
                                                              2007       $14.186      $14.700         694
                                                              2008       $14.700      $12.174         655
                                                              2009       $12.174      $15.430         638
                                                              2010       $15.430      $16.495         604
                                                              2011       $16.495      $17.175         558
                                                              2012       $17.175      $19.719         521
                                                              2013       $19.719      $17.526         537
------------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                                                              2004       $14.781      $17.709           6
                                                              2005       $17.709      $23.078       1,380
                                                              2006       $23.078      $30.838       2,220
                                                              2007       $30.838      $42.188       3,775
                                                              2008       $42.188      $17.775       2,348
                                                              2009       $17.775      $29.456       1,915
                                                              2010       $29.456      $34.131       1,910
                                                              2011       $34.131      $27.185       1,906
                                                              2012       $27.185      $31.733       1,901
                                                              2013       $31.733      $30.570       1,490
------------------------------------------------------------------------------------------------------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                                                              2004       $12.143      $13.339       6,166
                                                              2005       $13.339      $14.550       7,995
                                                              2006       $14.550      $17.223       8,811
                                                              2007       $17.223      $18.416      11,096
                                                              2008       $18.416      $12.747       8,184
                                                              2009       $12.747      $16.088      10,354
                                                              2010       $16.088      $17.873       9,196
                                                              2011       $17.873      $18.986       8,143
                                                              2012       $18.986      $21.377       7,967
                                                              2013       $21.377      $24.918       4,659
------------------------------------------------------------------------------------------------------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                                                              2013       $10.000      $15.127       7,669
------------------------------------------------------------------------------------------------------------
UIF GROWTH PORTFOLIO, CLASS II
                                                              2004       $11.611      $12.151       6,273
                                                              2005       $12.151      $13.670       5,131
                                                              2006       $13.670      $13.824       5,492
                                                              2007       $13.824      $16.381       5,417
                                                              2008       $16.381       $8.082       3,843
                                                              2009        $8.082      $13.002       3,774
                                                              2010       $13.002      $15.529       3,745
                                                              2011       $15.529      $14.668       3,720
                                                              2012       $14.668      $16.295         715
                                                              2013       $16.295      $23.448         672


                              171     PROSPECTUS

            ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
 INCREASE) OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.4


                                                                                      Number of
                                                           Accumulation Accumulation    Units
                                              For the Year  Unit Value   Unit Value  Outstanding
                                                 Ending    at Beginning    at End      at End
Sub-Accounts                                  December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                                                  2004       $13.000      $15.384      11,035
                                                  2005       $15.384      $17.579      10,793
                                                  2006       $17.579      $18.689      10,759
                                                  2007       $18.689      $22.319      11,169
                                                  2008       $22.319      $11.562      10,551
                                                  2009       $11.562      $17.723      10,423
                                                  2010       $17.723      $22.836       8,994
                                                  2011       $22.836      $20.649       8,966
                                                  2012       $20.649      $21.821       8,891
                                                  2013       $21.821      $29.224       7,545
------------------------------------------------------------------------------------------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                                                  2004       $13.501      $15.644       3,184
                                                  2005       $15.644      $17.203       2,113
                                                  2006       $17.203      $18.742       4,660
                                                  2007       $18.742      $18.795       7,471
                                                  2008       $18.795      $10.904       1,684
                                                  2009       $10.904      $15.577       1,682
                                                  2010       $15.577      $19.203         690
                                                  2011       $19.203      $17.077         376
                                                  2012       $17.077      $19.080         374
                                                  2013       $19.080      $31.844         372
------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                  2004       $12.672      $16.797       9,204
                                                  2005       $16.797      $19.105       8,525
                                                  2006       $19.105      $25.622       7,469
                                                  2007       $25.622      $20.644       9,257
                                                  2008       $20.644      $12.456       6,778
                                                  2009       $12.456      $15.590       5,036
                                                  2010       $15.590      $19.671       4,970
                                                  2011       $19.671      $20.247       5,330
                                                  2012       $20.247      $22.803       5,300
                                                  2013       $22.803      $22.601       2,779



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administration expense charge of 0.19%.


                              172     PROSPECTUS

PA195-4

[LOGO]

                        THE ALLSTATE VARIABLE ANNUITIES
       (Allstate Variable Annuity, Allstate Variable Annuity - L Share)


             Statement of Additional Information dated May 1, 2014


Allstate Life Insurance Company
Allstate Financial Advisors Separate Account I
P. O. Box 758565
Topeka, KS 66675-8565
1-800-457-7617

This Statement of Additional Information supplements the information in the prospectus for the following Contracts:

   .   Allstate Variable Annuity

   .   Allstate Variable Annuity - L Share

The Contracts are no longer offered for new sales.


This Statement of Additional Information is not a prospectus. You should read it with the prospectus dated May 1, 2014 for each Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.


For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                               TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments..................   2
The Contracts.........................................................   2
   Purchase of Contracts..............................................   2
   Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers).......   3
Calculation of Accumulation Unit Values...............................   3
   Net Investment Factor..............................................   3
Calculation of Variable Income Payments...............................   4
Calculation of Annuity Unit Values....................................   5
General Matters.......................................................   5
   Incontestability...................................................   5
   Settlements........................................................   5
   Safekeeping of the Variable Account's Assets.......................   5
       Premium Taxes..................................................   6
       Tax Reserves...................................................   6
Experts...............................................................   6
Financial Statements..................................................   6
Appendix A - Accumulation Unit Values................................. A-1

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

Morgan Stanley & Co. LLC is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous.

For the Variable Account, we paid underwriting commissions to Morgan Stanley & Co. Incorporated of, $12,059,297, $10,123,271 and $9,530,700 for the years
2011, 2012 and 2013 respectively.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

   (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

   (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

(B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

(C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable Sub-Account will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The financial statements and the related financial statement schedules of Allstate Life Insurance Company and the financial statements of the sub-accounts of Allstate Financial Advisors Separate Account I included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein. Such financial statements and financial statement schedules are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


   . consolidated financial statements of Allstate Life Insurance Company as of December 31, 2013 and 2012 and for each of the three years in the period ended December 31, 2013 and related consolidated financial statement schedules, and

   . the financial statements of the Sub-Accounts comprising Allstate Financial Advisors Separate Account I, as of December 31, 2013 and for each of the periods in the two years then ended.


The consolidated financial statements and schedules of Allstate Life Insurance Company included herein should be considered only as bearing upon the ability of Allstate Life Insurance Company to meet its obligations under the Contracts.

                                  APPENDIX A

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.


The Allstate Variable Annuity Contracts, the Allstate Variable Annuity-L Share Contracts and all available Benefit Options were first offered on May 1, 2003. All of the Variable Sub-Accounts shown below were first offered under the Contracts on May 1, 2003 except for the Invesco V.I. Mid Cap Core Equity Fund--Series II Sub-Account, FTVIP Franklin High Income Securities--Class 2 Sub-Account, FTVIP Franklin Income Securities--Class 2 Sub-Account, FTVIP Mutual Shares Securities--Class 2 Sub-Account, and FTVIP Templeton Foreign Securities--Class 2 Sub-Account, which were first offered under the Contracts on May 1, 2004, and the AllianceBernstein VPS International Value--Class B Sub-Account, the AllianceBernstein VPS Utility Income--Class B Sub-Account, the AllianceBernstein VPS Value--Class B Sub-Account, the Fidelity VIP Contrafund--Service Class 2 Sub-Account, the Fidelity VIP Growth & Income--Service Class 2 Sub-Account, the Fidelity VIP High Income--Service Class 2 Sub-Account, the Fidelity VIP Mid Cap--Service Class 2 Sub-Account, the FTVIP Franklin Flex Cap Growth Securities--Class 2 Sub-Account, the FTVIP Mutual Global Discovery Securities Fund--Class 2 Sub-Account, the Goldman Sachs VIT Structured Small Cap Equity Sub-Account, the Goldman Sachs VIT Structured U.S. Equity Sub-Account, the Goldman Sachs VIT Large Cap Value Fund Sub-Account, the Goldman Sachs VIT Mid Cap Value Sub-Account and the Putnam VT New Value--Class IB Sub-Account which were first offered under the Contracts on April 30, 2005, and the Invesco V.I. Core Equity--Series II Sub-Account, the Fidelity VIP Money Market--Service Class 2 Sub-Account, the PIMCO CommodityRealReturn Strategy--Advisor Shares Sub-Account, PIMCO Emerging Markets Bond--Advisor Shares Sub-Account, PIMCO Real Return--Advisor Shares Sub-Account, PIMCO Total Return--Advisor Shares Sub-Account and the Invesco Van Kampen V.I. International Growth Equity Fund--Series II Sub-Account which were first offered under the Contracts on May 1, 2006 and the Putnam VT Equity Income Fund--Class IB Sub-Account which was first offered under the Contracts on February 13, 2009 and the Invesco V.I. International Growth Fund--Series II Sub-Account, the Invesco Van Kampen V.I. Equity and Income Fund--Series II Sub-Account and the Invesco V.I. Global Core Equity Fund--Series II Sub-Account which were first offered under the Contracts on April 29, 2011.



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
   2013 (AS APPEARS IN THE FOLLOWING
  TABLES OF ACCUMULATION UNIT VALUES)   SUB-ACCOUNT NAME ON/ABOUT MAY 1, 2014
 -----------------------------------------------------------------------------
 FTVIP Franklin Flex Cap Growth         FTVIP Franklin Flex Cap Growth VIP
  Securities Fund - Class 2              Fund - Class 2
 FTVIP Franklin High Income Securities  FTVIP Franklin High Income VIP Fund -
  Fund - Class 2                         Class 2
 FTVIP Franklin Income Securities Fund  FTVIP Franklin Income VIP Fund -
  - Class 2                              Class 2
 FTVIP Mutual Global Discovery          FTVIP Franklin Mutual Global
  Securities Fund - Class 2              Discovery VIP Fund - Class 2
 FTVIP Mutual Shares Securities Fund -  FTVIP Franklin Mutual Shares VIP Fund
  Class 2                                - Class 2
 FTVIP Templeton Foreign Securities     FTVIP Templeton Foreign VIP Fund -
  Fund - Class 2                         Class 2
 Goldman Sachs VIT Structured Small     Goldman Sachs VIT Small Cap Equity
  Cap Equity Fund                        Insights Fund - Institutional
 Goldman Sachs VIT Structured U.S.      Goldman Sachs VIT U.S. Equity
  Equity Fund                            Insights Fund - Institutional
 -----------------------------------------------------------------------------

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

                         WITH MAV DEATH BENEFIT OPTION

                           MORTALITY & EXPENSE = 1.3


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $12.296      $13.472       483,446
                             2005        $13.472      $13.882       529,907
                             2006        $13.882      $15.999        31,734
                             2007        $15.999      $16.525       482,541
                             2008        $16.525      $ 9.654       453,407
                             2009        $ 9.654      $11.445       435,332
                             2010        $11.445      $12.718       398,151
                             2011        $12.718      $13.289       113,077
                             2012        $13.289      $15.348        83,526
                             2013        $15.348      $20.350        52,294
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $12.462      $14.061       270,925
                             2005        $14.061      $15.463       366,576
                             2006        $15.463      $15.045        40,117
                             2007        $15.045      $16.696       368,868
                             2008        $16.696      $ 9.441       324,670
                             2009        $ 9.441      $12.357       312,806
                             2010        $12.357      $13.974       273,688
                             2011        $13.974      $13.900       246,166
                             2012        $13.900      $15.551       214,645
                             2013        $15.551      $20.486       186,789
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.886       185,819
                             2006        $11.886      $15.822         5,917
                             2007        $15.822      $16.455       381,158
                             2008        $16.455      $ 7.572       370,703
                             2009        $ 7.572      $10.022       312,497
                             2010        $10.022      $10.298       274,782
                             2011        $10.298      $ 8.173       246,380
                             2012        $ 8.173      $ 9.193       204,290
                             2013        $ 9.193      $11.115       165,431

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $11.496      $12.269       185,690
                             2005        $12.269      $13.881       192,708
                             2006        $13.881      $13.587         1,381
                             2007        $13.587      $15.206       174,419
                             2008        $15.206      $ 9.014       171,058
                             2009        $ 9.014      $12.175       167,832
                             2010        $12.175      $13.173       164,777
                             2011        $13.173      $12.552       155,571
                             2012        $12.552      $14.358       154,858
                             2013        $14.358      $19.377       153,425
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2004        $13.623      $15.980       280,212
                             2005        $15.980      $16.787       385,400
                             2006        $16.787      $18.886        48,498
                             2007        $18.886      $18.887       405,072
                             2008        $18.887      $11.954       377,192
                             2009        $11.954      $16.799       341,310
                             2010        $16.799      $20.950       303,226
                             2011        $20.950      $18.859       248,699
                             2012        $18.859      $22.008       216,279
                             2013        $22.008      $29.840       181,913
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.963        36,846
                             2006        $10.963      $13.338         1,407
                             2007        $13.338      $16.034        92,399
                             2008        $16.034      $ 9.990        87,535
                             2009        $ 9.990      $10.807             0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.742         8,131
                             2006        $10.742      $12.808           106
                             2007        $12.808      $12.091        19,050
                             2008        $12.091      $ 7.025        20,073
                             2009        $ 7.025      $ 8.377        26,576
                             2010        $ 8.377      $ 9.194        20,951
                             2011        $ 9.194      $ 8.715        14,219
                             2012        $ 8.715      $ 9.920        13,054
                             2013        $ 9.920      $13.338         6,676
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.901       289,883
                             2006        $11.901      $13.064        32,364
                             2007        $13.064      $15.095       616,037
                             2008        $15.095      $ 8.522       606,995
                             2009        $ 8.522      $11.372       546,762
                             2010        $11.372      $13.099       511,196
                             2011        $13.099      $12.545       410,157
                             2012        $12.545      $14.353       339,296
                             2013        $14.353      $18.515       248,741

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.099        80,367
                             2006        $11.099      $12.340           901
                             2007        $12.340      $13.596       130,488
                             2008        $13.596      $ 7.782       136,035
                             2009        $ 7.782      $ 9.737       154,022
                             2010        $ 9.737      $10.987       121,837
                             2011        $10.987      $10.971       403,743
                             2012        $10.971      $12.779       383,923
                             2013        $12.779      $16.774       369,603
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.484        57,840
                             2006        $10.484      $11.467         8,554
                             2007        $11.467      $11.582       125,074
                             2008        $11.582      $ 8.541       104,911
                             2009        $ 8.541      $12.071        97,722
                             2010        $12.071      $13.517        89,694
                             2011        $13.517      $13.811        77,123
                             2012        $13.811      $15.505        55,365
                             2013        $15.505      $16.145        39,780
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.120        53,447
                             2006        $12.120      $13.420         8,437
                             2007        $13.420      $15.247       145,029
                             2008        $15.247      $ 9.071       117,210
                             2009        $ 9.071      $12.488        99,006
                             2010        $12.488      $15.817        89,770
                             2011        $15.817      $13.890        77,077
                             2012        $13.890      $15.676        63,232
                             2013        $15.676      $20.981        52,868
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.221             0
                             2007        $10.221      $10.567       241,766
                             2008        $10.567      $10.697       394,402
                             2009        $10.697      $10.588       205,940
                             2010        $10.588      $10.438       261,070
                             2011        $10.438      $10.284       261,617
                             2012        $10.284      $10.131       244,928
                             2013        $10.131      $ 9.981       145,081
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.163        15,590
                             2006        $11.163      $11.569         4,453
                             2007        $11.569      $13.028        47,261
                             2008        $13.028      $ 8.302        47,503
                             2009        $ 8.302      $10.874        39,674
                             2010        $10.874      $12.447        34,914
                             2011        $12.447      $11.673        34,757
                             2012        $11.673      $12.564        25,533
                             2013        $12.564      $17.016        14,563

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.703        83,658
                             2005        $10.703      $10.893       127,337
                             2006        $10.893      $11.736        14,993
                             2007        $11.736      $11.874       115,297
                             2008        $11.874      $ 8.963       113,911
                             2009        $ 8.963      $12.599       101,651
                             2010        $12.599      $14.057        86,086
                             2011        $14.057      $14.480        57,776
                             2012        $14.480      $16.483        38,410
                             2013        $16.483      $17.508        28,974
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.248        71,188
                             2005        $11.248      $11.259       449,896
                             2006        $11.259      $13.114        49,939
                             2007        $13.114      $13.403       670,626
                             2008        $13.403      $ 9.288       613,523
                             2009        $ 9.288      $12.406       537,837
                             2010        $12.406      $13.770       504,268
                             2011        $13.770      $13.889       443,342
                             2012        $13.889      $15.413       369,895
                             2013        $15.413      $17.300       260,955
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.389        26,194
                             2006        $11.389      $13.807             0
                             2007        $13.807      $15.212        58,649
                             2008        $15.212      $10.721        77,268
                             2009        $10.721      $13.024        74,138
                             2010        $13.024      $14.364        68,335
                             2011        $14.364      $13.732        46,792
                             2012        $13.732      $15.333        36,710
                             2013        $15.333      $19.276        31,917
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.959        35,036
                             2005        $10.959      $11.936       197,734
                             2006        $11.936      $13.920        20,410
                             2007        $13.920      $14.188       315,009
                             2008        $14.188      $ 8.790       314,466
                             2009        $ 8.790      $10.915       274,605
                             2010        $10.915      $11.956       231,607
                             2011        $11.956      $11.655       183,792
                             2012        $11.655      $13.117       146,320
                             2013        $13.117      $16.573       104,739
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.527        89,530
                             2005        $11.527      $12.511       389,161
                             2006        $12.511      $14.968        37,902
                             2007        $14.968      $17.023       490,131
                             2008        $17.023      $ 9.998       450,901
                             2009        $ 9.998      $13.497       417,673
                             2010        $13.497      $14.414       367,289
                             2011        $14.414      $12.689       287,488
                             2012        $12.689      $14.779       213,541
                             2013        $14.779      $17.903       175,422

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.532        61,540
                             2006        $10.532      $12.723         1,271
                             2007        $12.723      $12.565        98,901
                             2008        $12.565      $ 8.204        86,391
                             2009        $ 8.204      $ 9.563       100,753
                             2010        $ 9.563      $10.475        85,236
                             2011        $10.475      $ 9.592        66,961
                             2012        $ 9.592      $11.256        46,525
                             2013        $11.256      $14.773        34,024
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.386       101,349
                             2006        $11.386      $13.029        14,285
                             2007        $13.029      $13.175        89,272
                             2008        $13.175      $ 8.213        78,455
                             2009        $ 8.213      $10.773        79,125
                             2010        $10.773      $13.266        72,158
                             2011        $13.266      $12.236        59,604
                             2012        $12.236      $14.279        44,157
                             2013        $14.279      $18.693        30,581
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.352       113,008
                             2006        $11.352      $12.555        10,949
                             2007        $12.555      $10.300       199,227
                             2008        $10.300      $ 6.713       154,083
                             2009        $ 6.713      $ 8.443       142,981
                             2010        $ 8.443      $10.822       112,433
                             2011        $10.822      $10.733        94,342
                             2012        $10.733      $11.929        73,469
                             2013        $11.929      $15.938        76,900
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.280        78,729
                             2006        $11.280      $12.545           161
                             2007        $12.545      $12.067       142,905
                             2008        $12.067      $ 7.544       135,257
                             2009        $ 7.544      $ 9.003       128,813
                             2010        $ 9.003      $10.008       102,918
                             2011        $10.008      $10.258        83,726
                             2012        $10.258      $11.566        69,742
                             2013        $11.566      $15.668        49,472
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.837      $12.451       255,075
                             2005        $12.451      $13.203       277,341
                             2006        $13.203      $13.348        23,187
                             2007        $13.348      $15.337       283,047
                             2008        $15.337      $ 7.688       270,637
                             2009        $ 7.688      $12.544       257,399
                             2010        $12.544      $14.775       236,432
                             2011        $14.775      $13.626       214,871
                             2012        $13.626      $15.220       198,103
                             2013        $15.220      $20.960       175,415

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $13.390      $15.107        286,553
                             2005        $15.107      $16.690        380,589
                             2006        $16.690      $19.833         66,344
                             2007        $19.833      $21.049        366,677
                             2008        $21.049      $12.146        343,148
                             2009        $12.146      $16.651        282,740
                             2010        $16.651      $20.042        223,582
                             2011        $20.042      $19.907        162,797
                             2012        $19.907      $22.958        124,954
                             2013        $22.958      $30.290         96,290
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $12.251      $12.833        188,661
                             2005        $12.833      $13.727        184,087
                             2006        $13.727      $14.342         12,501
                             2007        $14.342      $15.784        179,289
                             2008        $15.784      $ 8.921        156,097
                             2009        $ 8.921      $10.609        151,806
                             2010        $10.609      $12.040        145,534
                             2011        $12.040      $10.898         18,647
                             2012        $10.898      $12.509              0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $12.508      $14.470        894,020
                             2005        $14.470      $14.840      1,300,090
                             2006        $14.840      $16.966        212,615
                             2007        $16.966      $16.322      1,247,455
                             2008        $16.322      $10.322      1,084,514
                             2009        $10.322      $13.057        956,800
                             2010        $13.057      $14.882        832,972
                             2011        $14.882      $14.351        640,082
                             2012        $14.351      $16.812        462,986
                             2013        $16.812      $22.467        319,017
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.790         40,119
                             2007        $10.790      $11.465         37,901
                             2008        $11.465      $ 7.870         35,444
                             2009        $ 7.870      $ 9.922         24,192
                             2010        $ 9.922      $10.678         21,675
                             2011        $10.678      $10.488         17,791
                             2012        $10.488      $11.738         13,746
                             2013        $11.738      $14.909          5,418
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2004        $12.243      $13.051        429,053
                             2005        $13.051      $13.546        463,738
                             2006        $13.546      $14.790         37,482
                             2007        $14.790      $15.136        400,777
                             2008        $15.136      $ 9.474        382,654
                             2009        $ 9.474      $11.567        361,947
                             2010        $11.567      $12.558        300,531
                             2011        $12.558      $12.363        253,338
                             2012        $12.363      $14.415        213,176
                             2013        $14.415      $18.570        183,756

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND -SERIES II
                             2004        $11.606      $12.750       170,759
                             2005        $12.750      $13.488       310,899
                             2006        $13.488      $14.958        35,927
                             2007        $14.958      $15.229       293,551
                             2008        $15.229      $11.600       259,710
                             2009        $11.600      $13.997       241,703
                             2010        $13.997      $15.447       204,662
                             2011        $15.447      $15.020       201,098
                             2012        $15.020      $16.628       134,583
                             2013        $16.628      $20.457        85,272
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $12.335       229,616
                             2012        $12.335      $13.781       215,643
                             2013        $13.781      $16.596       195,347
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2004        $12.953      $14.630       173,721
                             2005        $14.630      $15.302       227,567
                             2006        $15.302      $18.331        36,020
                             2007        $18.331      $19.278       179,375
                             2008        $19.278      $11.188       152,911
                             2009        $11.188      $12.797       136,562
                             2010        $12.797      $14.105       115,065
                             2011        $14.105      $15.213             0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $12.406      $13.947       522,770
                             2005        $13.947      $15.075       671,300
                             2006        $15.075      $17.224       705,006
                             2007        $17.224      $17.394       680,160
                             2008        $17.394      $11.615       593,927
                             2009        $11.615      $14.201       547,176
                             2010        $14.201      $15.695       468,879
                             2011        $15.695      $15.112       386,271
                             2012        $15.112      $17.022       282,065
                             2013        $17.022      $22.431       203,105
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $19.211        28,508
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2004        $11.316      $12.214       144,617
                             2005        $12.214      $12.264       150,858
                             2006        $12.264      $13.170        23,485
                             2007        $13.170      $13.478       124,315
                             2008        $13.478      $10.198       108,636
                             2009        $10.198      $14.493        89,135
                             2010        $14.493      $15.699        81,892
                             2011        $15.699      $15.721        54,561
                             2012        $15.721      $18.352        37,024
                             2013        $18.352      $18.928             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2004        $11.650      $12.707        76,936
                             2005        $12.707      $13.358        77,747
                             2006        $13.358      $14.996        13,261
                             2007        $14.996      $15.194        66,395
                             2008        $15.194      $11.010        60,437
                             2009        $11.010      $13.546        54,857
                             2010        $13.546      $14.964        55,734
                             2011        $14.964      $15.924             0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 8.184        50,016
                             2012        $ 8.184      $ 9.292        39,446
                             2013        $ 9.292      $10.867        34,796
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.811        46,204
                             2005        $10.811      $11.425        93,020
                             2006        $11.425      $12.491        10,973
                             2007        $12.491      $13.446        63,268
                             2008        $13.446      $ 9.447        62,746
                             2009        $ 9.447      $12.084        56,769
                             2010        $12.084      $13.545        47,626
                             2011        $13.545      $12.475        40,354
                             2012        $12.475      $13.594        23,976
                             2013        $13.594      $17.203        11,406
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $12.846      $14.540        50,024
                             2005        $14.540      $15.915        54,917
                             2006        $15.915      $16.450        11,076
                             2007        $16.450      $19.056        47,528
                             2008        $19.056      $ 9.980        41,039
                             2009        $ 9.980      $15.374        37,570
                             2010        $15.374      $19.275        35,110
                             2011        $19.275      $17.211        29,135
                             2012        $17.211      $18.925        26,239
                             2013        $18.925      $25.468        19,687
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2004        $12.097      $13.143       297,171
                             2005        $13.143      $13.522       433,567
                             2006        $13.522      $15.348        35,102
                             2007        $15.348      $15.875       407,416
                             2008        $15.875      $ 9.810       373,346
                             2009        $ 9.810      $12.182       346,437
                             2010        $12.182      $13.751       292,956
                             2011        $13.751      $13.755       232,818
                             2012        $13.755      $15.652       174,259
                             2013        $15.652      $20.284       129,030

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2004        $12.905      $14.090       286,171
                             2005        $14.090      $14.634       295,908
                             2006        $14.634      $16.282        25,882
                             2007        $16.282      $16.257       275,658
                             2008        $16.257      $ 7.702       273,811
                             2009        $ 7.702      $11.210       246,373
                             2010        $11.210      $11.810       229,535
                             2011        $11.810      $11.239        87,183
                             2012        $11.239      $13.026        66,154
                             2013        $13.026      $17.101        47,545
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.746             0
                             2007        $10.746      $12.095        32,890
                             2008        $12.095      $ 6.133        48,892
                             2009        $ 6.133      $ 8.249        58,293
                             2010        $ 8.249      $ 8.931        63,794
                             2011        $ 8.931      $ 9.729             0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2004        $11.489      $13.614        31,681
                             2005        $13.614      $15.337        41,903
                             2006        $15.337      $18.135        13,805
                             2007        $18.135      $21.443        29,898
                             2008        $21.443      $14.058        30,057
                             2009        $14.058      $16.457        27,817
                             2010        $16.457      $17.305        25,412
                             2011        $17.305      $19.745        17,936
                             2012        $19.745      $23.036        15,909
                             2013        $23.036      $26.674        13,519
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2004        $12.217      $13.537        51,665
                             2005        $13.537      $16.366        53,631
                             2006        $16.366      $17.355        25,599
                             2007        $17.355      $20.409        54,059
                             2008        $20.409      $10.253        50,021
                             2009        $10.253      $17.076        39,878
                             2010        $17.076      $21.150        36,119
                             2011        $21.150      $19.253        91,114
                             2012        $19.253      $21.168        87,640
                             2013        $21.168      $22.468             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2004        $12.673      $14.042       215,235
                             2005        $14.042      $14.990       202,330
                             2006        $14.990      $19.179        12,700
                             2007        $19.179      $21.791       190,381
                             2008        $21.791      $12.269       167,982
                             2009        $12.269      $15.399       164,938
                             2010        $15.399      $16.226       159,148
                             2011        $16.226      $14.409        30,706
                             2012        $14.409      $16.772        24,581
                             2013        $16.772      $21.017        17,115

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2004        $12.586      $13.921         27,943
                             2005        $13.921      $14.598         25,585
                             2006        $14.598      $17.020          1,494
                             2007        $17.020      $19.562         20,106
                             2008        $19.562      $10.799         14,024
                             2009        $10.799      $10.319              0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2004        $10.297      $10.658        605,071
                             2005        $10.658      $10.823      1,101,701
                             2006        $10.823      $11.231         86,533
                             2007        $11.231      $11.697      1,283,976
                             2008        $11.697      $10.473      1,022,830
                             2009        $10.473      $12.617        952,295
                             2010        $12.617      $13.549        811,502
                             2011        $13.549      $13.976        610,478
                             2012        $13.976      $15.671        448,539
                             2013        $15.671      $15.563        369,113
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2004        $10.005      $ 9.971        434,733
                             2005        $ 9.971      $ 9.971        511,246
                             2006        $ 9.971      $10.218         79,784
                             2007        $10.218      $10.347        478,516
                             2008        $10.347      $ 8.642        432,626
                             2009        $ 8.642      $ 8.986        395,688
                             2010        $ 8.986      $ 9.049        317,280
                             2011        $ 9.049      $ 9.133        262,092
                             2012        $ 9.133      $ 9.271        210,359
                             2013        $ 9.271      $ 9.141        166,733
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2004        $ 9.923      $ 9.835        599,498
                             2005        $ 9.835      $ 9.934        854,421
                             2006        $ 9.934      $10.213         96,978
                             2007        $10.213      $10.529        811,058
                             2008        $10.529      $10.600        734,057
                             2009        $10.600      $10.444        619,830
                             2010        $10.444      $10.289        595,812
                             2011        $10.289      $10.137        538,780
                             2012        $10.137      $ 9.987        457,209
                             2013        $ 9.987      $ 9.839        308,638
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2004        $11.868      $12.962        349,376
                             2005        $12.962      $15.054        412,685
                             2006        $15.054      $15.411         44,769
                             2007        $15.411      $18.101        352,315
                             2008        $18.101      $ 9.317        353,962
                             2009        $ 9.317      $15.681        273,782
                             2010        $15.681      $19.685        202,304
                             2011        $19.685      $18.041        160,215
                             2012        $18.041      $19.921        118,866
                             2013        $19.921      $29.510        177,307

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2004        $12.018      $13.036       124,951
                             2005        $13.036      $13.878       133,165
                             2006        $13.878      $15.688        18,408
                             2007        $15.688      $16.747       162,376
                             2008        $16.747      $12.505       174,371
                             2009        $12.505      $14.713       193,353
                             2010        $14.713      $15.436       165,038
                             2011        $15.436      $13.970       104,428
                             2012        $13.970      $14.680        50,357
                             2013        $14.680      $15.632             0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.504           918
                             2007        $ 9.504      $11.528        18,204
                             2008        $11.528      $ 6.376        38,214
                             2009        $ 6.376      $ 8.895        81,908
                             2010        $ 8.895      $10.887       140,599
                             2011        $10.887      $ 9.916        79,842
                             2012        $ 9.916      $10.268        72,615
                             2013        $10.268      $ 8.627        54,341
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.717             0
                             2007        $10.717      $11.162        15,610
                             2008        $11.162      $ 9.383        15,555
                             2009        $ 9.383      $12.059        24,865
                             2010        $12.059      $13.311        79,426
                             2011        $13.311      $13.928        44,835
                             2012        $13.928      $16.156        35,514
                             2013        $16.156      $14.794        30,445
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.132           734
                             2007        $10.132      $11.036        50,167
                             2008        $11.036      $10.096        81,429
                             2009        $10.096      $11.763        88,562
                             2010        $11.763      $12.515        82,636
                             2011        $12.515      $13.755        86,931
                             2012        $13.755      $14.721        87,670
                             2013        $14.721      $13.152        78,228
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.314         4,935
                             2007        $10.314      $11.040       151,523
                             2008        $11.040      $11.388       244,312
                             2009        $11.388      $12.784       395,682
                             2010        $12.784      $13.603       345,661
                             2011        $13.603      $13.870       241,198
                             2012        $13.870      $14.960       204,416
                             2013        $14.960      $14.434       167,569
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 8.113       128,237
                             2010        $ 8.113      $ 9.000       107,496
                             2011        $ 9.000      $ 9.037       112,263
                             2012        $ 9.037      $10.620        93,799
                             2013        $10.620      $13.853        65,769

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $11.326      $12.074        94,160
                             2005        $12.074      $12.370        91,182
                             2006        $12.370      $13.639         4,010
                             2007        $13.639      $13.563        37,076
                             2008        $13.563      $ 7.920        23,956
                             2009        $ 7.920      $ 9.801        22,348
                             2010        $ 9.801      $10.700        22,195
                             2011        $10.700      $10.833        19,174
                             2012        $10.833      $12.009        17,744
                             2013        $12.009      $13.971        13,009
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $12.301      $13.465        46,780
                             2005        $13.465      $13.958        45,972
                             2006        $13.958      $15.939        10,621
                             2007        $15.939      $14.752        30,175
                             2008        $14.752      $ 8.908        24,003
                             2009        $ 8.908      $11.392        19,894
                             2010        $11.392      $12.836        17,233
                             2011        $12.836      $12.058        12,357
                             2012        $12.058      $14.151        10,729
                             2013        $14.151      $18.914         8,240
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $12.671      $14.504       134,453
                             2005        $14.504      $16.031       187,971
                             2006        $16.031      $20.171        28,446
                             2007        $20.171      $21.531       183,199
                             2008        $21.531      $11.888       156,898
                             2009        $11.888      $14.595       125,977
                             2010        $14.595      $15.820       104,118
                             2011        $15.820      $12.945       194,772
                             2012        $12.945      $15.547       181,060
                             2013        $15.547      $19.614       156,588
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.167      $13.501         1,277
                             2005        $13.501      $14.472         1,175
                             2006        $14.472      $16.243             0
                             2007        $16.243      $15.173           368
                             2008        $15.173      $ 9.036           307
                             2009        $ 9.036      $11.645           183
                             2010        $11.645      $13.068           138
                             2011        $13.068      $12.879            96
                             2012        $12.879      $14.822             0
                             2013        $14.822      $19.730             0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.933        80,912
                             2006        $10.933      $12.496         1,885
                             2007        $12.496      $11.707       139,578
                             2008        $11.707      $ 6.370       142,014
                             2009        $ 6.370      $ 5.999             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $11.736      $12.143       105,525
                             2005        $12.143      $12.643       124,071
                             2006        $12.643      $13.132        11,581
                             2007        $13.132      $13.650       132,666
                             2008        $13.650      $ 8.467       120,725
                             2009        $ 8.467      $13.670       108,102
                             2010        $13.670      $16.267        90,449
                             2011        $16.267      $13.165        71,175
                             2012        $13.165      $14.813        51,298
                             2013        $14.813      $20.974        24,073
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $11.304      $12.258        65,389
                             2005        $12.258      $13.541        84,729
                             2006        $13.541      $14.781        13,492
                             2007        $14.781      $15.491        65,439
                             2008        $15.491      $12.974        55,644
                             2009        $12.974      $16.629        52,234
                             2010        $16.629      $17.977        45,795
                             2011        $17.977      $18.929        30,337
                             2012        $18.929      $21.980        21,590
                             2013        $21.980      $19.757        14,667
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2004        $14.892      $18.044        41,795
                             2005        $18.044      $23.778        75,973
                             2006        $23.778      $32.131        15,590
                             2007        $32.131      $44.456        96,914
                             2008        $44.456      $18.943        85,891
                             2009        $18.943      $31.746        83,569
                             2010        $31.746      $37.199        80,294
                             2011        $37.199      $29.962        73,007
                             2012        $29.962      $35.371        59,682
                             2013        $35.371      $34.460        51,847
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $12.234      $13.591       331,415
                             2005        $13.591      $14.992       532,149
                             2006        $14.992      $17.946        61,041
                             2007        $17.946      $19.406       503,053
                             2008        $19.406      $13.584       425,939
                             2009        $13.584      $17.338       406,486
                             2010        $17.338      $19.479       345,368
                             2011        $19.479      $20.926       285,154
                             2012        $20.926      $23.828       206,120
                             2013        $23.828      $28.088       138,061

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $17.052        33,211
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $11.699      $12.381       122,497
                             2005        $12.381      $14.085       135,678
                             2006        $14.085      $14.404        10,706
                             2007        $14.404      $17.262       132,502
                             2008        $17.262      $ 8.613        87,538
                             2009        $ 8.613      $14.013        85,326
                             2010        $14.013      $16.925        64,912
                             2011        $16.925      $16.167        56,494
                             2012        $16.167      $18.163        39,113
                             2013        $18.163      $26.432        27,098
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2004        $13.098      $15.674       100,055
                             2005        $15.674      $18.112       154,711
                             2006        $18.112      $19.473        25,323
                             2007        $19.473      $23.519       161,888
                             2008        $23.519      $12.322       155,031
                             2009        $12.322      $19.101       126,812
                             2010        $19.101      $24.889       103,709
                             2011        $24.889      $22.760        78,990
                             2012        $22.760      $24.323        61,908
                             2013        $24.323      $32.942        41,579
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.603      $15.939       159,359
                             2005        $15.939      $17.725       131,660
                             2006        $17.725      $19.529        26,658
                             2007        $19.529      $19.806       100,572
                             2008        $19.806      $11.621        88,194
                             2009        $11.621      $16.788        81,693
                             2010        $16.788      $20.930        65,004
                             2011        $20.930      $18.822        47,737
                             2012        $18.822      $21.268        34,240
                             2013        $21.268      $35.895        22,366
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $12.768      $17.115       183,003
                             2005        $17.115      $19.685       218,397
                             2006        $19.685      $26.697        28,537
                             2007        $26.697      $21.755       217,440
                             2008        $21.755      $13.275       200,896
                             2009        $13.275      $16.803       170,143
                             2010        $16.803      $21.440       171,244
                             2011        $21.440      $22.317       111,831
                             2012        $22.317      $25.418        94,742
                             2013        $25.418      $25.478        92,145


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.30% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.35


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $12.292      $13.461         6,277
                             2005        $13.461      $13.863         6,566
                             2006        $13.863      $15.969         4,821
                             2007        $15.969      $16.486         4,745
                             2008        $16.486      $ 9.626         5,039
                             2009        $ 9.626      $11.407         4,580
                             2010        $11.407      $12.668         3,554
                             2011        $12.668      $13.231         2,757
                             2012        $13.231      $15.273         2,253
                             2013        $15.273      $20.240           851
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $12.458      $14.049         2,776
                             2005        $14.049      $15.442        12,139
                             2006        $15.442      $15.017        12,867
                             2007        $15.017      $16.656        12,898
                             2008        $16.656      $ 9.414        11,613
                             2009        $ 9.414      $12.315        12,249
                             2010        $12.315      $13.920        10,010
                             2011        $13.920      $13.839         5,784
                             2012        $13.839      $15.475         4,765
                             2013        $15.475      $20.376         1,063
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.882         5,805
                             2006        $11.882      $15.808        12,078
                             2007        $15.808      $16.432        11,906
                             2008        $16.432      $ 7.558        11,821
                             2009        $ 7.558      $ 9.999        10,718
                             2010        $ 9.999      $10.268        10,882
                             2011        $10.268      $ 8.145        11,781
                             2012        $ 8.145      $ 9.157         9,116
                             2013        $ 9.157      $11.066         6,100

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $11.492      $12.259           597
                             2005        $12.259      $13.862           314
                             2006        $13.862      $13.562           313
                             2007        $13.562      $15.170           311
                             2008        $15.170      $ 8.988           310
                             2009        $ 8.988      $12.134           308
                             2010        $12.134      $13.121           307
                             2011        $13.121      $12.497           305
                             2012        $12.497      $14.288           304
                             2013        $14.288      $19.273             0
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2004        $13.618      $15.966         3,952
                             2005        $15.966      $16.764         7,684
                             2006        $16.764      $18.851         8,321
                             2007        $18.851      $18.842         5,923
                             2008        $18.842      $11.920         5,879
                             2009        $11.920      $16.743         5,799
                             2010        $16.743      $20.868         5,511
                             2011        $20.868      $18.776         4,331
                             2012        $18.776      $21.900         3,339
                             2013        $21.900      $29.679         2,973
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.960         3,098
                             2006        $10.960      $13.327         3,086
                             2007        $13.327      $16.013         2,561
                             2008        $16.013      $ 9.971         1,750
                             2009        $ 9.971      $10.783             0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.739           899
                             2006        $10.739      $12.797         1,319
                             2007        $12.797      $12.074           749
                             2008        $12.074      $ 7.012           446
                             2009        $ 7.012      $ 8.357           443
                             2010        $ 8.357      $ 9.168           442
                             2011        $ 9.168      $ 8.686           441
                             2012        $ 8.686      $ 9.881           439
                             2013        $ 9.881      $13.279           438
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.897        11,312
                             2006        $11.897      $13.053        22,160
                             2007        $13.053      $15.075        20,734
                             2008        $15.075      $ 8.506        20,731
                             2009        $ 8.506      $11.345        20,562
                             2010        $11.345      $13.062        19,709
                             2011        $13.062      $12.503        19,131
                             2012        $12.503      $14.297        12,738
                             2013        $14.297      $18.434         9,311

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.095        4,258
                             2006        $11.095      $12.329        8,171
                             2007        $12.329      $13.578        8,721
                             2008        $13.578      $ 7.767        8,592
                             2009        $ 7.767      $ 9.714        8,349
                             2010        $ 9.714      $10.956        8,178
                             2011        $10.956      $10.934        7,936
                             2012        $10.934      $12.729        7,021
                             2013        $12.729      $16.701        3,170
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.481        2,203
                             2006        $10.481      $11.457        4,454
                             2007        $11.457      $11.567        3,883
                             2008        $11.567      $ 8.525        3,510
                             2009        $ 8.525      $12.042        2,556
                             2010        $12.042      $13.478        2,413
                             2011        $13.478      $13.764        1,740
                             2012        $13.764      $15.445        1,304
                             2013        $15.445      $16.074        1,452
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.116        1,684
                             2006        $12.116      $13.409        4,429
                             2007        $13.409      $15.226        4,199
                             2008        $15.226      $ 9.054        2,468
                             2009        $ 9.054      $12.458        2,263
                             2010        $12.458      $15.771        2,102
                             2011        $15.771      $13.843        1,943
                             2012        $13.843      $15.615        1,806
                             2013        $15.615      $20.889        1,191
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.217        4,924
                             2007        $10.217      $10.558        5,917
                             2008        $10.558      $10.683        5,699
                             2009        $10.683      $10.568        5,689
                             2010        $10.568      $10.413        5,519
                             2011        $10.413      $10.254        5,426
                             2012        $10.254      $10.097        5,363
                             2013        $10.097      $ 9.942          191
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.159            0
                             2006        $11.159      $11.559        1,294
                             2007        $11.559      $13.010        2,594
                             2008        $13.010      $ 8.286        2,564
                             2009        $ 8.286      $10.848        2,476
                             2010        $10.848      $12.411        2,402
                             2011        $12.411      $11.633          998
                             2012        $11.633      $12.515          965
                             2013        $12.515      $16.941          113

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.699         2,957
                             2005        $10.699      $10.884         7,296
                             2006        $10.884      $11.720         7,233
                             2007        $11.720      $11.852         7,243
                             2008        $11.852      $ 8.941         4,708
                             2009        $ 8.941      $12.563         4,370
                             2010        $12.563      $14.009         4,153
                             2011        $14.009      $14.423         3,428
                             2012        $14.423      $16.410         2,651
                             2013        $16.410      $17.423         2,997
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.244         6,491
                             2005        $11.244      $11.249        13,338
                             2006        $11.249      $13.097        16,175
                             2007        $13.097      $13.378        14,161
                             2008        $13.378      $ 9.266        12,071
                             2009        $ 9.266      $12.371        13,702
                             2010        $12.371      $13.724        13,319
                             2011        $13.724      $13.835        11,897
                             2012        $13.835      $15.345         9,834
                             2013        $15.345      $17.215         9,092
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.386         2,220
                             2006        $11.386      $13.795         2,165
                             2007        $13.795      $15.191         2,126
                             2008        $15.191      $10.701         3,341
                             2009        $10.701      $12.993         3,347
                             2010        $12.993      $14.323         3,343
                             2011        $14.323      $13.685         3,336
                             2012        $13.685      $15.274           482
                             2013        $15.274      $19.192         1,099
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.955           505
                             2005        $10.955      $11.926        10,304
                             2006        $11.926      $13.901        16,420
                             2007        $13.901      $14.162        16,543
                             2008        $14.162      $ 8.769        15,285
                             2009        $ 8.769      $10.883        15,086
                             2010        $10.883      $11.915        14,890
                             2011        $11.915      $11.610        13,587
                             2012        $11.610      $13.059        10,460
                             2013        $13.059      $16.492         3,837
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.523         2,766
                             2005        $11.523      $12.500        14,550
                             2006        $12.500      $14.948        18,325
                             2007        $14.948      $16.991        21,056
                             2008        $16.991      $ 9.974        19,752
                             2009        $ 9.974      $13.458        21,441
                             2010        $13.458      $14.365        18,674
                             2011        $14.365      $12.640        17,643
                             2012        $12.640      $14.714        15,062
                             2013        $14.714      $17.815        11,079

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.528         2,871
                             2006        $10.528      $12.712         5,852
                             2007        $12.712      $12.548         5,906
                             2008        $12.548      $ 8.189         3,888
                             2009        $ 8.189      $ 9.540         3,426
                             2010        $ 9.540      $10.445         3,420
                             2011        $10.445      $ 9.559         3,034
                             2012        $ 9.559      $11.212         2,433
                             2013        $11.212      $14.708         1,677
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.382         2,222
                             2006        $11.382      $13.018         4,923
                             2007        $13.018      $13.157         4,770
                             2008        $13.157      $ 8.198         3,503
                             2009        $ 8.198      $10.748         3,276
                             2010        $10.748      $13.228         3,099
                             2011        $13.228      $12.194         2,940
                             2012        $12.194      $14.224         2,789
                             2013        $14.224      $18.611         1,181
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.348        11,416
                             2006        $11.348      $12.545        12,391
                             2007        $12.545      $10.286        13,124
                             2008        $10.286      $ 6.700        11,789
                             2009        $ 6.700      $ 8.423        11,340
                             2010        $ 8.423      $10.791        10,704
                             2011        $10.791      $10.697         6,345
                             2012        $10.697      $11.883         5,667
                             2013        $11.883      $15.868         1,467
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.276         2,261
                             2006        $11.276      $12.534         4,585
                             2007        $12.534      $12.050         4,346
                             2008        $12.050      $ 7.530         4,409
                             2009        $ 7.530      $ 8.982         4,343
                             2010        $ 8.982      $ 9.979         4,232
                             2011        $ 9.979      $10.223         3,897
                             2012        $10.223      $11.521         3,013
                             2013        $11.521      $15.599         1,773
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.833      $12.441            87
                             2005        $12.441      $13.185         3,550
                             2006        $13.185      $13.324         2,758
                             2007        $13.324      $15.301         2,669
                             2008        $15.301      $ 7.666         2,038
                             2009        $ 7.666      $12.502         1,883
                             2010        $12.502      $14.718         1,024
                             2011        $14.718      $13.566           721
                             2012        $13.566      $15.146           635
                             2013        $15.146      $20.847           558

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $13.386      $15.094           552
                             2005        $15.094      $16.668         6,038
                             2006        $16.668      $19.796         7,436
                             2007        $19.796      $20.999         7,144
                             2008        $20.999      $12.111         7,434
                             2009        $12.111      $16.595         6,337
                             2010        $16.595      $19.964         5,752
                             2011        $19.964      $19.819         5,429
                             2012        $19.819      $22.846         4,315
                             2013        $22.846      $30.127         2,926
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $12.247      $12.822             0
                             2005        $12.822      $13.708             0
                             2006        $13.708      $14.315             0
                             2007        $14.315      $15.747             0
                             2008        $15.747      $ 8.895             0
                             2009        $ 8.895      $10.573             0
                             2010        $10.573      $11.993             0
                             2011        $11.993      $10.850             0
                             2012        $10.850      $12.452             0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $12.504      $14.457        10,498
                             2005        $14.457      $14.820        33,394
                             2006        $14.820      $16.934        37,799
                             2007        $16.934      $16.284        34,655
                             2008        $16.284      $10.293        29,905
                             2009        $10.293      $13.013        29,677
                             2010        $13.013      $14.824        26,540
                             2011        $14.824      $14.288        23,845
                             2012        $14.288      $16.730        20,520
                             2013        $16.730      $22.345        13,082
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.786         2,674
                             2007        $10.786      $11.456         2,664
                             2008        $11.456      $ 7.859         2,653
                             2009        $ 7.859      $ 9.903         2,635
                             2010        $ 9.903      $10.653         2,319
                             2011        $10.653      $10.458         2,068
                             2012        $10.458      $11.698           449
                             2013        $11.698      $14.851             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2004        $12.239      $13.040         7,599
                             2005        $13.040      $13.527        10,263
                             2006        $13.527      $14.762         9,302
                             2007        $14.762      $15.100         9,135
                             2008        $15.100      $ 9.447         8,758
                             2009        $ 9.447      $11.528         7,746
                             2010        $11.528      $12.509         3,308
                             2011        $12.509      $12.309         2,220
                             2012        $12.309      $14.345         2,020
                             2013        $14.345      $18.469         1,830

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $11.602      $12.739           280
                             2005        $12.739      $13.469         5,958
                             2006        $13.469      $14.930         6,288
                             2007        $14.930      $15.193         5,005
                             2008        $15.193      $11.566         5,610
                             2009        $11.566      $13.949         5,886
                             2010        $13.949      $15.387         5,820
                             2011        $15.387      $14.954         5,758
                             2012        $14.954      $16.547         3,551
                             2013        $16.547      $20.346             0
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $12.281         2,181
                             2012        $12.281      $13.713         1,780
                             2013        $13.713      $16.506         1,331
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2004        $12.949      $14.618         1,451
                             2005        $14.618      $15.281         3,343
                             2006        $15.281      $18.297         3,336
                             2007        $18.297      $19.233         3,202
                             2008        $19.233      $11.156         3,143
                             2009        $11.156      $12.754         2,695
                             2010        $12.754      $14.050         2,337
                             2011        $14.050      $15.151             0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $12.402      $13.935         2,949
                             2005        $13.935      $15.055        10,705
                             2006        $15.055      $17.192        19,067
                             2007        $17.192      $17.353        18,502
                             2008        $17.353      $11.582        14,445
                             2009        $11.582      $14.153        16,560
                             2010        $14.153      $15.634        14,504
                             2011        $15.634      $15.046        12,922
                             2012        $15.046      $16.939        10,458
                             2013        $16.939      $22.310         8,301
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $19.108         1,431
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2004        $11.312      $12.203         1,911
                             2005        $12.203      $12.247         3,086
                             2006        $12.247      $13.145         3,212
                             2007        $13.145      $13.447         3,133
                             2008        $13.447      $10.168         2,842
                             2009        $10.168      $14.444         2,650
                             2010        $14.444      $15.638         2,622
                             2011        $15.638      $15.652         1,481
                             2012        $15.652      $18.262         1,399
                             2013        $18.262      $18.832             0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2004        $11.646      $12.696             0
                             2005        $12.696      $13.339           158
                             2006        $13.339      $14.968           157
                             2007        $14.968      $15.158           156
                             2008        $15.158      $10.978           156
                             2009        $10.978      $13.501           154
                             2010        $13.501      $14.906           153
                             2011        $14.906      $15.859             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 8.161         3,129
                             2012        $ 8.161      $ 9.261         3,043
                             2013        $ 9.261      $10.825         2,336
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.808             0
                             2005        $10.808      $11.415         1,590
                             2006        $11.415      $12.474         1,594
                             2007        $12.474      $13.421         1,566
                             2008        $13.421      $ 9.424         1,531
                             2009        $ 9.424      $12.050         1,556
                             2010        $12.050      $13.499         1,086
                             2011        $13.499      $12.427           658
                             2012        $12.427      $13.534           651
                             2013        $13.534      $17.119           607
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $12.842      $14.527         2,202
                             2005        $14.527      $15.894         2,808
                             2006        $15.894      $16.420         2,177
                             2007        $16.420      $19.011         2,165
                             2008        $19.011      $ 9.951         2,146
                             2009        $ 9.951      $15.322         2,129
                             2010        $15.322      $19.200             0
                             2011        $19.200      $17.136             0
                             2012        $17.136      $18.833             0
                             2013        $18.833      $25.330             0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2004        $12.093      $13.132         4,817
                             2005        $13.132      $13.504        16,955
                             2006        $13.504      $15.320        21,596
                             2007        $15.320      $15.837        21,112
                             2008        $15.837      $ 9.782        19,675
                             2009        $ 9.782      $12.141        18,517
                             2010        $12.141      $13.698        14,785
                             2011        $13.698      $13.694        13,984
                             2012        $13.694      $15.575         9,325
                             2013        $15.575      $20.174         8,307

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2004        $12.900      $14.078        2,114
                             2005        $14.078      $14.614        3,731
                             2006        $14.614      $16.252        3,570
                             2007        $16.252      $16.219        3,541
                             2008        $16.219      $ 7.680        4,353
                             2009        $ 7.680      $11.172        3,298
                             2010        $11.172      $11.764        3,040
                             2011        $11.764      $11.190        1,948
                             2012        $11.190      $12.962        1,341
                             2013        $12.962      $17.009        1,096
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.742        1,067
                             2007        $10.742      $12.084        3,155
                             2008        $12.084      $ 6.125        3,345
                             2009        $ 6.125      $ 8.234        3,218
                             2010        $ 8.234      $ 8.910        3,168
                             2011        $ 8.910      $ 9.704            0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2004        $11.486      $13.603            0
                             2005        $13.603      $15.316        1,388
                             2006        $15.316      $18.101        1,305
                             2007        $18.101      $21.392        1,232
                             2008        $21.392      $14.018        1,140
                             2009        $14.018      $16.401        1,026
                             2010        $16.401      $17.238          584
                             2011        $17.238      $19.658          504
                             2012        $19.658      $22.923          430
                             2013        $22.923      $26.530          370
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2004        $12.213      $13.525            0
                             2005        $13.525      $16.344            0
                             2006        $16.344      $17.323            0
                             2007        $17.323      $20.361            0
                             2008        $20.361      $10.224            0
                             2009        $10.224      $17.018            0
                             2010        $17.018      $21.067            0
                             2011        $21.067      $19.168            0
                             2012        $19.168      $21.064            0
                             2013        $21.064      $22.354            0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2004        $12.669      $14.031        2,355
                             2005        $14.031      $14.970        3,012
                             2006        $14.970      $19.144          321
                             2007        $19.144      $21.740          321
                             2008        $21.740      $12.234          321
                             2009        $12.234      $15.347          320
                             2010        $15.347      $16.163          320
                             2011        $16.163      $14.346           47
                             2012        $14.346      $16.690           46
                             2013        $16.690      $20.903           46

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2004        $12.581      $13.910           204
                             2005        $13.910      $14.578           295
                             2006        $14.578      $16.988           280
                             2007        $16.988      $19.516           254
                             2008        $19.516      $10.768           314
                             2009        $10.768      $10.288             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2004        $10.293      $10.649        13,301
                             2005        $10.649      $10.808        40,696
                             2006        $10.808      $11.210        51,209
                             2007        $11.210      $11.669        49,888
                             2008        $11.669      $10.443        41,253
                             2009        $10.443      $12.574        37,518
                             2010        $12.574      $13.496        36,670
                             2011        $13.496      $13.915        31,786
                             2012        $13.915      $15.594        22,682
                             2013        $15.594      $15.479        14,704
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2004        $10.001      $ 9.962         2,468
                             2005        $ 9.962      $ 9.958         7,100
                             2006        $ 9.958      $10.199         6,279
                             2007        $10.199      $10.323         7,430
                             2008        $10.323      $ 8.617         6,960
                             2009        $ 8.617      $ 8.956         7,120
                             2010        $ 8.956      $ 9.014         7,300
                             2011        $ 9.014      $ 9.093         7,117
                             2012        $ 9.093      $ 9.225         7,356
                             2013        $ 9.225      $ 9.092         2,089
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2004        $ 9.919      $ 9.827        17,212
                             2005        $ 9.827      $ 9.921        25,543
                             2006        $ 9.921      $10.194        31,284
                             2007        $10.194      $10.504        30,361
                             2008        $10.504      $10.570        47,661
                             2009        $10.570      $10.408        29,702
                             2010        $10.408      $10.249        42,666
                             2011        $10.249      $10.093        28,080
                             2012        $10.093      $ 9.938        25,330
                             2013        $ 9.938      $ 9.786        21,875
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2004        $11.864      $12.951         8,730
                             2005        $12.951      $15.034        10,326
                             2006        $15.034      $15.383        13,148
                             2007        $15.383      $18.058        12,272
                             2008        $18.058      $ 9.290        12,187
                             2009        $ 9.290      $15.628        10,319
                             2010        $15.628      $19.608         8,317
                             2011        $19.608      $17.962         7,125
                             2012        $17.962      $19.824         5,690
                             2013        $19.824      $29.350         4,091

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2004        $12.014      $13.025        1,038
                             2005        $13.025      $13.859        2,512
                             2006        $13.859      $15.659        1,958
                             2007        $15.659      $16.708        2,581
                             2008        $16.708      $12.469          608
                             2009        $12.469      $14.664          569
                             2010        $14.664      $15.376          537
                             2011        $15.376      $13.909          507
                             2012        $13.909      $14.609          479
                             2013        $14.609      $15.553            0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.501          985
                             2007        $ 9.501      $11.518          943
                             2008        $11.518      $ 6.367        4,664
                             2009        $ 6.367      $ 8.878        4,150
                             2010        $ 8.878      $10.861        3,833
                             2011        $10.861      $ 9.888        3,998
                             2012        $ 9.888      $10.234        4,149
                             2013        $10.234      $ 8.593        4,356
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.714          295
                             2007        $10.714      $11.152          293
                             2008        $11.152      $ 9.370        1,545
                             2009        $ 9.370      $12.036        1,515
                             2010        $12.036      $13.279        1,511
                             2011        $13.279      $13.888        1,444
                             2012        $13.888      $16.101        1,380
                             2013        $16.101      $14.737        1,222
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.129            0
                             2007        $10.129      $11.026            0
                             2008        $11.026      $10.082          500
                             2009        $10.082      $11.741        2,964
                             2010        $11.741      $12.486        2,925
                             2011        $12.486      $13.716        2,854
                             2012        $13.716      $14.671        8,876
                             2013        $14.671      $13.101        2,153
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.311        3,641
                             2007        $10.311      $11.030        3,554
                             2008        $11.030      $11.372        4,532
                             2009        $11.372      $12.760        7,145
                             2010        $12.760      $13.570        6,971
                             2011        $13.570      $13.831        6,713
                             2012        $13.831      $14.910        4,816
                             2013        $14.910      $14.378        4,436
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 8.094        4,367
                             2010        $ 8.094      $ 8.974        4,206
                             2011        $ 8.974      $ 9.006        3,948
                             2012        $ 9.006      $10.579        2,795
                             2013        $10.579      $13.792        1,447

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $11.323      $12.063            0
                             2005        $12.063      $12.353            0
                             2006        $12.353      $13.613          402
                             2007        $13.613      $13.530          371
                             2008        $13.530      $ 7.897          335
                             2009        $ 7.897      $ 9.768          293
                             2010        $ 9.768      $10.659          257
                             2011        $10.659      $10.785          225
                             2012        $10.785      $11.950          194
                             2013        $11.950      $13.895          167
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $12.297      $13.453            0
                             2005        $13.453      $13.939          478
                             2006        $13.939      $15.909          476
                             2007        $15.909      $14.717          474
                             2008        $14.717      $ 8.883          471
                             2009        $ 8.883      $11.353          468
                             2010        $11.353      $12.786          466
                             2011        $12.786      $12.005          464
                             2012        $12.005      $14.081          461
                             2013        $14.081      $18.811            0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $12.667      $14.492        2,692
                             2005        $14.492      $16.010        5,814
                             2006        $16.010      $20.134        5,545
                             2007        $20.134      $21.480        6,350
                             2008        $21.480      $11.854        6,149
                             2009        $11.854      $14.546        5,610
                             2010        $14.546      $15.758        4,485
                             2011        $15.758      $12.888        3,354
                             2012        $12.888      $15.471        3,107
                             2013        $15.471      $19.508        2,683
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.163      $13.490            0
                             2005        $13.490      $14.452            0
                             2006        $14.452      $16.213            0
                             2007        $16.213      $15.137            0
                             2008        $15.137      $ 9.010            0
                             2009        $ 9.010      $11.605            0
                             2010        $11.605      $13.017            0
                             2011        $13.017      $12.823            0
                             2012        $12.823      $14.749            0
                             2013        $14.749      $19.623            0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.929        4,054
                             2006        $10.929      $12.485        5,647
                             2007        $12.485      $11.691        4,054
                             2008        $11.691      $ 6.359        4,867
                             2009        $ 6.359      $ 5.987            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT VOYAGER FUND--CLASS IB
                             2004        $11.732      $12.132         1,685
                             2005        $12.132      $12.626         1,585
                             2006        $12.626      $13.108         1,622
                             2007        $13.108      $13.617         1,608
                             2008        $13.617      $ 8.442         1,563
                             2009        $ 8.442      $13.624         1,341
                             2010        $13.624      $16.204         1,105
                             2011        $16.204      $13.107           353
                             2012        $13.107      $14.741           353
                             2013        $14.741      $20.860           306
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $11.300      $12.247           325
                             2005        $12.247      $13.523         2,379
                             2006        $13.523      $14.754         2,440
                             2007        $14.754      $15.454         2,318
                             2008        $15.454      $12.937         1,622
                             2009        $12.937      $16.573         1,605
                             2010        $16.573      $17.908         1,616
                             2011        $17.908      $18.846         1,558
                             2012        $18.846      $21.872         1,508
                             2013        $21.872      $19.650         1,305
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2004        $14.887      $18.029           459
                             2005        $18.029      $23.746         1,794
                             2006        $23.746      $32.072         2,031
                             2007        $32.072      $44.351         1,892
                             2008        $44.351      $18.889         1,381
                             2009        $18.889      $31.639         1,293
                             2010        $31.639      $37.054         1,245
                             2011        $37.054      $29.831         4,323
                             2012        $29.831      $35.198         1,172
                             2013        $35.198      $34.274           937
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $12.230      $13.579         2,268
                             2005        $13.579      $14.972        11,038
                             2006        $14.972      $17.913        16,604
                             2007        $17.913      $19.360        15,286
                             2008        $19.360      $13.545        11,250
                             2009        $13.545      $17.280        10,661
                             2010        $17.280      $19.404         9,193
                             2011        $19.404      $20.834         5,253
                             2012        $20.834      $23.711         4,179
                             2013        $23.711      $27.936         3,440
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $16.960           145
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $11.695      $12.370             0
                             2005        $12.370      $14.066             0
                             2006        $14.066      $14.378             0
                             2007        $14.378      $17.222         1,565
                             2008        $17.222      $ 8.589         1,565
                             2009        $ 8.589      $13.965         1,565
                             2010        $13.965      $16.859         1,565
                             2011        $16.859      $16.096         1,565
                             2012        $16.096      $18.074         1,565
                             2013        $18.074      $26.289         1,565

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2004        $13.094      $15.661        1,341
                             2005        $15.661      $18.088        5,613
                             2006        $18.088      $19.437        5,352
                             2007        $19.437      $23.464        5,167
                             2008        $23.464      $12.286        5,137
                             2009        $12.286      $19.037        4,829
                             2010        $19.037      $24.792        4,449
                             2011        $24.792      $22.660        3,716
                             2012        $22.660      $24.204        2,327
                             2013        $24.204      $32.764        1,959
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.598      $15.926          631
                             2005        $15.926      $17.701        1,190
                             2006        $17.701      $19.492          718
                             2007        $19.492      $19.759          667
                             2008        $19.759      $11.588          662
                             2009        $11.588      $16.731          658
                             2010        $16.731      $20.849          654
                             2011        $20.849      $18.739          411
                             2012        $18.739      $21.163          408
                             2013        $21.163      $35.701          643
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $12.763      $17.100        3,333
                             2005        $17.100      $19.658        8,991
                             2006        $19.658      $26.647        8,325
                             2007        $26.647      $21.703        8,771
                             2008        $21.703      $13.236        6,641
                             2009        $13.236      $16.746        5,851
                             2010        $16.746      $21.357        5,269
                             2011        $21.357      $22.219        3,980
                             2012        $22.219      $25.294        3,638
                             2013        $25.294      $25.340        2,571


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.35% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

       WITH THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION

                           MORTALITY & EXPENSE = 1.4


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $12.288      $13.450        65,458
                             2005        $13.450      $13.845        68,812
                             2006        $13.845      $15.939        64,482
                             2007        $15.939      $16.447        58,439
                             2008        $16.447      $ 9.598        57,173
                             2009        $ 9.598      $11.368        54,643
                             2010        $11.368      $12.619        50,994
                             2011        $12.619      $13.173        37,549
                             2012        $13.173      $15.198        32,441
                             2013        $15.198      $20.131        25,429
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $12.454      $14.037        37,029
                             2005        $14.037      $15.422        51,652
                             2006        $15.422      $14.989        50,929
                             2007        $14.989      $16.617        49,119
                             2008        $16.617      $ 9.387        45,332
                             2009        $ 9.387      $12.273        40,381
                             2010        $12.273      $13.866        37,014
                             2011        $13.866      $13.778        34,540
                             2012        $13.778      $15.399        29,079
                             2013        $15.399      $20.266        20,490
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.878        38,962
                             2006        $11.878      $15.795        67,046
                             2007        $15.795      $16.410        63,033
                             2008        $16.410      $ 7.544        69,636
                             2009        $ 7.544      $ 9.975        63,632
                             2010        $ 9.975      $10.238        59,153
                             2011        $10.238      $ 8.117        58,001
                             2012        $ 8.117      $ 9.122        51,140
                             2013        $ 9.122      $11.017        38,896

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $11.488      $12.249        11,792
                             2005        $12.249      $13.844        11,326
                             2006        $13.844      $13.537        10,334
                             2007        $13.537      $15.134         8,831
                             2008        $15.134      $ 8.962         8,540
                             2009        $ 8.962      $12.093         8,570
                             2010        $12.093      $13.070         7,365
                             2011        $13.070      $12.442         6,431
                             2012        $12.442      $14.218         4,855
                             2013        $14.218      $19.169         2,492
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2004        $13.614      $15.953        56,571
                             2005        $15.953      $16.741        63,333
                             2006        $16.741      $18.816        54,974
                             2007        $18.816      $18.798        51,084
                             2008        $18.798      $11.886        49,969
                             2009        $11.886      $16.686        36,628
                             2010        $16.686      $20.787        33,506
                             2011        $20.787      $18.693        30,766
                             2012        $18.693      $21.793        24,337
                             2013        $21.793      $29.518        19,231
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.956         4,197
                             2006        $10.956      $13.316         6,642
                             2007        $13.316      $15.991         7,302
                             2008        $15.991      $ 9.953         5,627
                             2009        $ 9.953      $10.759             0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.735         3,952
                             2006        $10.735      $12.786        11,756
                             2007        $12.786      $12.058        13,421
                             2008        $12.058      $ 6.999        13,741
                             2009        $ 6.999      $ 8.337         6,934
                             2010        $ 8.337      $ 9.141         6,774
                             2011        $ 9.141      $ 8.657         4,564
                             2012        $ 8.657      $ 9.843         4,335
                             2013        $ 9.843      $13.221         3,460
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.893        38,224
                             2006        $11.893      $13.042        70,793
                             2007        $13.042      $15.054        69,975
                             2008        $15.054      $ 8.490        66,546
                             2009        $ 8.490      $11.318        63,334
                             2010        $11.318      $13.024        62,308
                             2011        $13.024      $12.460        53,819
                             2012        $12.460      $14.241        44,395
                             2013        $14.241      $18.353        36,997

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.092        13,843
                             2006        $11.092      $12.319        28,599
                             2007        $12.319      $13.560        26,911
                             2008        $13.560      $ 7.753        25,252
                             2009        $ 7.753      $ 9.691        23,797
                             2010        $ 9.691      $10.924        21,483
                             2011        $10.924      $10.897        18,872
                             2012        $10.897      $12.680        16,673
                             2013        $12.680      $16.627        12,499
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.477        29,391
                             2006        $10.477      $11.448        41,458
                             2007        $11.448      $11.551        40,514
                             2008        $11.551      $ 8.509        35,932
                             2009        $ 8.509      $12.014        33,459
                             2010        $12.014      $13.439        29,173
                             2011        $13.439      $13.718        21,233
                             2012        $13.718      $15.385        17,892
                             2013        $15.385      $16.003        16,460
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.111        10,754
                             2006        $12.111      $13.398        21,373
                             2007        $13.398      $15.206        23,765
                             2008        $15.206      $ 9.037        24,492
                             2009        $ 9.037      $12.429        21,447
                             2010        $12.429      $15.726        19,349
                             2011        $15.726      $13.797        18,387
                             2012        $13.797      $15.554        13,667
                             2013        $15.554      $20.797        11,268
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.214         2,540
                             2007        $10.214      $10.549        44,391
                             2008        $10.549      $10.668        69,180
                             2009        $10.668      $10.548        65,722
                             2010        $10.548      $10.388        65,083
                             2011        $10.388      $10.225        62,819
                             2012        $10.225      $10.063        62,269
                             2013        $10.063      $ 9.904        30,699
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.155             0
                             2006        $11.155      $11.550         3,847
                             2007        $11.550      $12.993         3,351
                             2008        $12.993      $ 8.271         4,424
                             2009        $ 8.271      $10.823         5,634
                             2010        $10.823      $12.375         4,844
                             2011        $12.375      $11.594         2,590
                             2012        $11.594      $12.466         2,376
                             2013        $12.466      $16.867         1,706

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.695        25,029
                             2005        $10.695      $10.875        32,517
                             2006        $10.875      $11.704        28,236
                             2007        $11.704      $11.830        20,706
                             2008        $11.830      $ 8.920        18,610
                             2009        $ 8.920      $12.527        22,601
                             2010        $12.527      $13.962        20,861
                             2011        $13.962      $14.367        18,560
                             2012        $14.367      $16.338        16,108
                             2013        $16.338      $17.337        15,673
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.240        23,812
                             2005        $11.240      $11.240        53,430
                             2006        $11.240      $13.079        62,257
                             2007        $13.079      $13.354        72,827
                             2008        $13.354      $ 9.244        75,789
                             2009        $ 9.244      $12.335        70,114
                             2010        $12.335      $13.677        62,294
                             2011        $13.677      $13.781        49,041
                             2012        $13.781      $15.278        44,991
                             2013        $15.278      $17.131        40,342
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.382           996
                             2006        $11.382      $13.784        10,307
                             2007        $13.784      $15.171        14,204
                             2008        $15.171      $10.681        15,035
                             2009        $10.681      $12.962        20,550
                             2010        $12.962      $14.281        18,235
                             2011        $14.281      $13.639        10,939
                             2012        $13.639      $15.214         9,889
                             2013        $15.214      $19.107         9,174
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.952         4,744
                             2005        $10.952      $11.916        33,181
                             2006        $11.916      $13.882        41,820
                             2007        $13.882      $14.136        46,078
                             2008        $14.136      $ 8.749        46,084
                             2009        $ 8.749      $10.852        40,783
                             2010        $10.852      $11.875        37,351
                             2011        $11.875      $11.565        34,071
                             2012        $11.565      $13.002        27,100
                             2013        $13.002      $16.411        22,419
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.519        17,190
                             2005        $11.519      $12.490        84,580
                             2006        $12.490      $14.927        96,755
                             2007        $14.927      $16.959        83,944
                             2008        $16.959      $ 9.950        79,077
                             2009        $ 9.950      $13.420        64,268
                             2010        $13.420      $14.317        59,187
                             2011        $14.317      $12.591        58,472
                             2012        $12.591      $14.649        50,585
                             2013        $14.649      $17.728        40,431

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.524        15,273
                             2006        $10.524      $12.702        17,191
                             2007        $12.702      $12.531        18,422
                             2008        $12.531      $ 8.174        17,833
                             2009        $ 8.174      $ 9.517        15,857
                             2010        $ 9.517      $10.415        13,110
                             2011        $10.415      $ 9.527         9,925
                             2012        $ 9.527      $11.168         8,278
                             2013        $11.168      $14.643         5,223
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.378        19,444
                             2006        $11.378      $13.007        16,274
                             2007        $13.007      $13.139         9,802
                             2008        $13.139      $ 8.183         7,691
                             2009        $ 8.183      $10.722         7,463
                             2010        $10.722      $13.190         7,233
                             2011        $13.190      $12.153         6,991
                             2012        $12.153      $14.168         5,455
                             2013        $14.168      $18.529         4,498
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.344        22,014
                             2006        $11.344      $12.534        35,672
                             2007        $12.534      $10.272        37,918
                             2008        $10.272      $ 6.688        33,805
                             2009        $ 6.688      $ 8.403        27,019
                             2010        $ 8.403      $10.760        20,006
                             2011        $10.760      $10.661        18,175
                             2012        $10.661      $11.837        14,360
                             2013        $11.837      $15.798        10,786
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.272        24,289
                             2006        $11.272      $12.524        30,544
                             2007        $12.524      $12.034        29,713
                             2008        $12.034      $ 7.516        28,725
                             2009        $ 7.516      $ 8.960        27,207
                             2010        $ 8.960      $ 9.950        22,553
                             2011        $ 9.950      $10.189        19,865
                             2012        $10.189      $11.476        15,765
                             2013        $11.476      $15.531        11,387
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.829      $12.430        23,813
                             2005        $12.430      $13.168        27,430
                             2006        $13.168      $13.299        34,770
                             2007        $13.299      $15.264        34,286
                             2008        $15.264      $ 7.644        31,954
                             2009        $ 7.644      $12.460        28,877
                             2010        $12.460      $14.661        26,109
                             2011        $14.661      $13.506        20,813
                             2012        $13.506      $15.072        22,226
                             2013        $15.072      $20.735        19,398

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $13.381      $15.081        54,651
                             2005        $15.081      $16.645        81,527
                             2006        $16.645      $19.760        71,934
                             2007        $19.760      $20.949        63,650
                             2008        $20.949      $12.077        63,759
                             2009        $12.077      $16.539        52,371
                             2010        $16.539      $19.886        42,971
                             2011        $19.886      $19.732        37,002
                             2012        $19.732      $22.734        26,559
                             2013        $22.734      $29.964        21,107
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $12.243      $12.811        16,940
                             2005        $12.811      $13.689        15,126
                             2006        $13.689      $14.289        11,598
                             2007        $14.289      $15.710         5,429
                             2008        $15.710      $ 8.870         5,391
                             2009        $ 8.870      $10.537         5,312
                             2010        $10.537      $11.946         4,817
                             2011        $11.946      $10.803         3,882
                             2012        $10.803      $12.395             0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $12.500      $14.445       260,351
                             2005        $14.445      $14.800       302,756
                             2006        $14.800      $16.903       276,776
                             2007        $16.903      $16.245       243,296
                             2008        $16.245      $10.263       216,585
                             2009        $10.263      $12.969       197,247
                             2010        $12.969      $14.766       178,686
                             2011        $14.766      $14.226       156,191
                             2012        $14.226      $16.648       127,141
                             2013        $16.648      $22.225        97,693
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.782         7,515
                             2007        $10.782      $11.446         5,485
                             2008        $11.446      $ 7.848         5,439
                             2009        $ 7.848      $ 9.885         4,980
                             2010        $ 9.885      $10.627         5,000
                             2011        $10.627      $10.428         4,988
                             2012        $10.428      $11.659         4,892
                             2013        $11.659      $14.794         4,191
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2004        $12.235      $13.029        73,198
                             2005        $13.029      $13.509        81,700
                             2006        $13.509      $14.735        80,933
                             2007        $14.735      $15.065        67,096
                             2008        $15.065      $ 9.420        55,074
                             2009        $ 9.420      $11.489        50,186
                             2010        $11.489      $12.460        44,706
                             2011        $12.460      $12.255        41,706
                             2012        $12.255      $14.275        40,021
                             2013        $14.275      $18.370        32,463

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $11.598      $12.728        68,909
                             2005        $12.728      $13.451        89,838
                             2006        $13.451      $14.903        81,404
                             2007        $14.903      $15.157        77,407
                             2008        $15.157      $11.533        66,451
                             2009        $11.533      $13.902        59,675
                             2010        $13.902      $15.327        53,031
                             2011        $15.327      $14.888        52,987
                             2012        $14.888      $16.466        41,700
                             2013        $16.466      $20.236        28,774
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $12.227        33,503
                             2012        $12.227      $13.646        30,815
                             2013        $13.646      $16.417        21,356
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2004        $12.945      $14.605        56,206
                             2005        $14.605      $15.261        64,319
                             2006        $15.261      $18.263        47,312
                             2007        $18.263      $19.187        47,105
                             2008        $19.187      $11.124        45,371
                             2009        $11.124      $12.711        40,943
                             2010        $12.711      $13.996        38,538
                             2011        $13.996      $15.090             0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $12.398      $13.924        95,526
                             2005        $13.924      $15.035       131,187
                             2006        $15.035      $17.160       140,011
                             2007        $17.160      $17.312       126,353
                             2008        $17.312      $11.549       118,325
                             2009        $11.549      $14.105       102,265
                             2010        $14.105      $15.573        92,555
                             2011        $15.573      $14.979        77,973
                             2012        $14.979      $16.856        60,105
                             2013        $16.856      $22.189        48,564
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $19.004         5,910
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2004        $11.308      $12.193        29,141
                             2005        $12.193      $12.230        30,329
                             2006        $12.230      $13.121        28,564
                             2007        $13.121      $13.415        20,647
                             2008        $13.415      $10.139        17,956
                             2009        $10.139      $14.395        14,637
                             2010        $14.395      $15.577        13,123
                             2011        $15.577      $15.583         6,962
                             2012        $15.583      $18.172         6,517
                             2013        $18.172      $18.737             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2004        $11.642      $12.685        29,472
                             2005        $12.685      $13.321        27,195
                             2006        $13.321      $14.940        23,986
                             2007        $14.940      $15.123        19,327
                             2008        $15.123      $10.947        18,068
                             2009        $10.947      $13.455        16,435
                             2010        $13.455      $14.848        14,731
                             2011        $14.848      $15.795             0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 8.137         1,825
                             2012        $ 8.137      $ 9.229         1,796
                             2013        $ 9.229      $10.783           501
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.804         4,675
                             2005        $10.804      $11.405         7,088
                             2006        $11.405      $12.457         5,931
                             2007        $12.457      $13.396         5,660
                             2008        $13.396      $ 9.402         5,534
                             2009        $ 9.402      $12.015         4,227
                             2010        $12.015      $13.453         4,185
                             2011        $13.453      $12.378         4,278
                             2012        $12.378      $13.475         2,790
                             2013        $13.475      $17.035         2,550
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $12.838      $14.515         9,529
                             2005        $14.515      $15.872         9,422
                             2006        $15.872      $16.389        10,081
                             2007        $16.389      $18.966         9,906
                             2008        $18.966      $ 9.923         9,794
                             2009        $ 9.923      $15.270         9,700
                             2010        $15.270      $19.126         9,164
                             2011        $19.126      $17.060         7,329
                             2012        $17.060      $18.740         6,266
                             2013        $18.740      $25.193         2,910
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2004        $12.089      $13.121       275,245
                             2005        $13.121      $13.486       239,951
                             2006        $13.486      $15.291       218,794
                             2007        $15.291      $15.800       179,210
                             2008        $15.800      $ 9.754       163,080
                             2009        $ 9.754      $12.100       154,195
                             2010        $12.100      $13.645       139,023
                             2011        $13.645      $13.634       124,913
                             2012        $13.634      $15.499       115,156
                             2013        $15.499      $20.065        61,270

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2004        $12.896      $14.066        40,041
                             2005        $14.066      $14.595        41,923
                             2006        $14.595      $16.222        37,999
                             2007        $16.222      $16.180        37,044
                             2008        $16.180      $ 7.658        38,935
                             2009        $ 7.658      $11.134        33,633
                             2010        $11.134      $11.718        31,734
                             2011        $11.718      $11.141        25,459
                             2012        $11.141      $12.899        23,395
                             2013        $12.899      $16.917        14,438
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.739         2,323
                             2007        $10.739      $12.074         3,562
                             2008        $12.074      $ 6.116         3,716
                             2009        $ 6.116      $ 8.219         4,240
                             2010        $ 8.219      $ 8.888         3,732
                             2011        $ 8.888      $ 9.680             0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2004        $11.482      $13.591        19,015
                             2005        $13.591      $15.295        19,424
                             2006        $15.295      $18.067         6,384
                             2007        $18.067      $21.342         3,813
                             2008        $21.342      $13.977         3,177
                             2009        $13.977      $16.346         2,309
                             2010        $16.346      $17.171         2,300
                             2011        $17.171      $19.572         2,249
                             2012        $19.572      $22.811         2,241
                             2013        $22.811      $26.387           783
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2004        $12.209      $13.514         7,520
                             2005        $13.514      $16.322         6,534
                             2006        $16.322      $17.291        14,731
                             2007        $17.291      $20.312        14,033
                             2008        $20.312      $10.194        13,924
                             2009        $10.194      $16.960         6,230
                             2010        $16.960      $20.986         6,019
                             2011        $20.986      $19.084         5,502
                             2012        $19.084      $20.961         5,292
                             2013        $20.961      $22.241             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2004        $12.665      $14.019        17,897
                             2005        $14.019      $14.950        17,894
                             2006        $14.950      $19.108        17,446
                             2007        $19.108      $21.688        15,546
                             2008        $21.688      $12.199        13,833
                             2009        $12.199      $15.295        12,776
                             2010        $15.295      $16.100        12,174
                             2011        $16.100      $14.283        11,560
                             2012        $14.283      $16.608        11,342
                             2013        $16.608      $20.790         6,365
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2004        $12.577      $13.898        13,509
                             2005        $13.898      $14.558         6,138
                             2006        $14.558      $16.957         4,173
                             2007        $16.957      $19.469         3,995
                             2008        $19.469      $10.737         2,900
                             2009        $10.737      $10.256             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2004        $10.290      $10.640       178,358
                             2005        $10.640      $10.793       336,394
                             2006        $10.793      $11.189       340,500
                             2007        $11.189      $11.642       305,236
                             2008        $11.642      $10.413       247,609
                             2009        $10.413      $12.532       225,564
                             2010        $12.532      $13.444       199,383
                             2011        $13.444      $13.854       156,491
                             2012        $13.854      $15.518       138,887
                             2013        $15.518      $15.395       123,255
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2004        $ 9.998      $ 9.954       182,879
                             2005        $ 9.954      $ 9.944       190,147
                             2006        $ 9.944      $10.180       174,305
                             2007        $10.180      $10.298       160,685
                             2008        $10.298      $ 8.592       132,528
                             2009        $ 8.592      $ 8.926       137,579
                             2010        $ 8.926      $ 8.979       127,041
                             2011        $ 8.979      $ 9.053       107,675
                             2012        $ 9.053      $ 9.180        91,552
                             2013        $ 9.180      $ 9.043        96,929
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2004        $ 9.916      $ 9.818       130,480
                             2005        $ 9.818      $ 9.908       187,863
                             2006        $ 9.908      $10.175       208,845
                             2007        $10.175      $10.480       220,687
                             2008        $10.480      $10.539       178,733
                             2009        $10.539      $10.373       151,039
                             2010        $10.373      $10.209       136,619
                             2011        $10.209      $10.048       111,042
                             2012        $10.048      $ 9.889       105,645
                             2013        $ 9.889      $ 9.733       107,785
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2004        $11.860      $12.940        68,031
                             2005        $12.940      $15.013        70,081
                             2006        $15.013      $15.354        72,491
                             2007        $15.354      $18.015        60,377
                             2008        $18.015      $ 9.263        57,203
                             2009        $ 9.263      $15.575        46,481
                             2010        $15.575      $19.532        37,875
                             2011        $19.532      $17.883        28,952
                             2012        $17.883      $19.726        27,149
                             2013        $19.726      $29.192        23,572
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2004        $12.010      $13.014        38,525
                             2005        $13.014      $13.841        42,700
                             2006        $13.841      $15.630        43,070
                             2007        $15.630      $16.668        39,425
                             2008        $16.668      $12.433        33,600
                             2009        $12.433      $14.614        31,782
                             2010        $14.614      $15.316        30,891
                             2011        $15.316      $13.848        24,561
                             2012        $13.848      $14.537        22,255
                             2013        $14.537      $15.474             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.497         3,174
                             2007        $ 9.497      $11.508         5,630
                             2008        $11.508      $ 6.359         3,837
                             2009        $ 6.359      $ 8.862         5,450
                             2010        $ 8.862      $10.835         9,015
                             2011        $10.835      $ 9.859         4,193
                             2012        $ 9.859      $10.199         3,938
                             2013        $10.199      $ 8.560         3,705
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.710           295
                             2007        $10.710      $11.143         1,461
                             2008        $11.143      $ 9.357         2,726
                             2009        $ 9.357      $12.014         1,937
                             2010        $12.014      $13.248         2,482
                             2011        $13.248      $13.848         1,653
                             2012        $13.848      $16.047         2,049
                             2013        $16.047      $14.680         2,390
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.125         4,306
                             2007        $10.125      $11.017        25,531
                             2008        $11.017      $10.068        29,315
                             2009        $10.068      $11.719        29,180
                             2010        $11.719      $12.456        12,879
                             2011        $12.456      $13.676        10,898
                             2012        $13.676      $14.622         8,562
                             2013        $14.622      $13.050         8,093
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.307        25,765
                             2007        $10.307      $11.021        32,524
                             2008        $11.021      $11.357        47,009
                             2009        $11.357      $12.736        55,043
                             2010        $12.736      $13.538        74,760
                             2011        $13.538      $13.791        60,662
                             2012        $13.791      $14.859        46,083
                             2013        $14.859      $14.322        41,730
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 8.075        21,326
                             2010        $ 8.075      $ 8.948        17,115
                             2011        $ 8.948      $ 8.976        15,129
                             2012        $ 8.976      $10.538        13,420
                             2013        $10.538      $13.732         9,268
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $11.319      $12.053        16,363
                             2005        $12.053      $12.336        19,257
                             2006        $12.336      $13.588        17,873
                             2007        $13.588      $13.498        16,728
                             2008        $13.498      $ 7.874        13,943
                             2009        $ 7.874      $ 9.735        13,006
                             2010        $ 9.735      $10.617        11,097
                             2011        $10.617      $10.738         8,963
                             2012        $10.738      $11.892         8,719
                             2013        $11.892      $13.820         8,276

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $12.293      $13.442        10,754
                             2005        $13.442      $13.920        10,101
                             2006        $13.920      $15.879         9,872
                             2007        $15.879      $14.682         9,054
                             2008        $14.682      $ 8.857         8,700
                             2009        $ 8.857      $11.315         7,365
                             2010        $11.315      $12.736         6,707
                             2011        $12.736      $11.952         5,875
                             2012        $11.952      $14.013         5,553
                             2013        $14.013      $18.710         1,651
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $12.663      $14.479        20,897
                             2005        $14.479      $15.988        25,458
                             2006        $15.988      $20.096        29,407
                             2007        $20.096      $21.429        27,144
                             2008        $21.429      $11.820        21,761
                             2009        $11.820      $14.497        20,765
                             2010        $14.497      $15.697        19,881
                             2011        $15.697      $12.832        18,338
                             2012        $12.832      $15.395        14,791
                             2013        $15.395      $19.403        10,678
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.159      $13.478           476
                             2005        $13.478      $14.433           748
                             2006        $14.433      $16.183           732
                             2007        $16.183      $15.101           789
                             2008        $15.101      $ 8.984           904
                             2009        $ 8.984      $11.566           710
                             2010        $11.566      $12.967           695
                             2011        $12.967      $12.766             0
                             2012        $12.766      $14.677             0
                             2013        $14.677      $19.517             0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.926        20,321
                             2006        $10.926      $12.474        23,975
                             2007        $12.474      $11.675        23,237
                             2008        $11.675      $ 6.347        24,658
                             2009        $ 6.347      $ 5.976             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $11.728      $12.122        22,344
                             2005        $12.122      $12.609        26,458
                             2006        $12.609      $13.084        26,611
                             2007        $13.084      $13.585        26,951
                             2008        $13.585      $ 8.418        16,584
                             2009        $ 8.418      $13.578        14,269
                             2010        $13.578      $16.141        12,916
                             2011        $16.141      $13.050        11,478
                             2012        $13.050      $14.669        11,279
                             2013        $14.669      $20.748         9,989
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $11.296      $12.237        10,982
                             2005        $12.237      $13.504        13,568
                             2006        $13.504      $14.726        13,210
                             2007        $14.726      $15.417        12,717
                             2008        $15.417      $12.899        11,209
                             2009        $12.899      $16.517        10,798
                             2010        $16.517      $17.838         9,872
                             2011        $17.838      $18.764         8,162
                             2012        $18.764      $21.765         6,847
                             2013        $21.765      $19.544         7,297

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2004        $14.882      $18.013        12,216
                             2005        $18.013      $23.714        20,738
                             2006        $23.714      $32.012        21,148
                             2007        $32.012      $44.246        16,803
                             2008        $44.246      $18.835        16,310
                             2009        $18.835      $31.532        15,029
                             2010        $31.532      $36.910        15,246
                             2011        $36.910      $29.700        13,300
                             2012        $29.700      $35.025         8,731
                             2013        $35.025      $34.089         6,428
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $12.226      $13.568        73,794
                             2005        $13.568      $14.952       103,577
                             2006        $14.952      $17.880       107,335
                             2007        $17.880      $19.315        98,634
                             2008        $19.315      $13.506        86,349
                             2009        $13.506      $17.221        83,163
                             2010        $17.221      $19.328        74,100
                             2011        $19.328      $20.743        60,397
                             2012        $20.743      $23.595        52,330
                             2013        $23.595      $27.785        46,352
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $16.868        12,791
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $11.691      $12.360        21,586
                             2005        $12.360      $14.047        22,382
                             2006        $14.047      $14.351        24,899
                             2007        $14.351      $17.181        21,996
                             2008        $17.181      $ 8.564        20,451
                             2009        $ 8.564      $13.918        14,718
                             2010        $13.918      $16.794        13,322
                             2011        $16.794      $16.025         8,211
                             2012        $16.025      $17.986         5,942
                             2013        $17.986      $26.147         5,784
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2004        $13.089      $15.648        46,667
                             2005        $15.648      $18.063        53,342
                             2006        $18.063      $19.401        51,824
                             2007        $19.401      $23.408        44,276
                             2008        $23.408      $12.251        40,339
                             2009        $12.251      $18.972        33,543
                             2010        $18.972      $24.696        30,247
                             2011        $24.696      $22.560        24,438
                             2012        $22.560      $24.085        21,112
                             2013        $24.085      $32.587        17,955

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.593      $15.912        26,001
                             2005        $15.912      $17.677        28,019
                             2006        $17.677      $19.456        27,012
                             2007        $19.456      $19.712        19,495
                             2008        $19.712      $11.554        17,476
                             2009        $11.554      $16.675        17,295
                             2010        $16.675      $20.768        15,772
                             2011        $20.768      $18.657        12,478
                             2012        $18.657      $21.060        11,623
                             2013        $21.060      $35.508         9,508
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $12.759      $17.086        37,282
                             2005        $17.086      $19.631        52,757
                             2006        $19.631      $26.598        49,392
                             2007        $26.598      $21.652        47,741
                             2008        $21.652      $13.198        48,020
                             2009        $13.198      $16.689        44,809
                             2010        $16.689      $21.274        39,618
                             2011        $21.274      $22.122        30,901
                             2012        $22.122      $25.170        25,153
                             2013        $25.170      $25.203        22,808


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 1.5


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $12.446      $14.013         1,699
                             2005        $14.013      $15.380         4,096
                             2006        $13.807      $15.880         1,008
                             2007        $15.880      $16.369           999
                             2008        $16.369      $ 9.543         1,315
                             2009        $ 9.543      $11.291         1,345
                             2010        $11.291      $12.521         1,325
                             2011        $12.521      $13.057         1,163
                             2012        $13.057      $15.050           658
                             2013        $15.050      $19.914           457
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $12.279      $13.427         4,384
                             2005        $13.427      $13.807         2,574
                             2006        $15.380      $14.933         7,645
                             2007        $14.933      $16.538         7,348
                             2008        $16.538      $ 9.333         8,717
                             2009        $ 9.333      $12.191         8,344
                             2010        $12.191      $13.758         6,950
                             2011        $13.758      $13.657         6,820
                             2012        $13.657      $15.249         3,411
                             2013        $15.249      $20.047         3,270
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.870         4,526
                             2006        $11.870      $15.768         9,364
                             2007        $15.768      $16.365         9,990
                             2008        $16.365      $ 7.516        14,075
                             2009        $ 7.516      $ 9.928        12,485
                             2010        $ 9.928      $10.180        12,862
                             2011        $10.180      $ 8.062        15,105
                             2012        $ 8.062      $ 9.051         9,265
                             2013        $ 9.051      $10.920         5,024

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $11.480      $12.228             0
                             2005        $12.228      $13.806             0
                             2006        $13.806      $13.486             0
                             2007        $13.486      $15.062             0
                             2008        $15.062      $ 8.911             0
                             2009        $ 8.911      $12.011             0
                             2010        $12.011      $12.969             0
                             2011        $12.969      $12.333             0
                             2012        $12.333      $14.079             0
                             2013        $14.079      $18.962             0
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2004        $13.605      $15.926           152
                             2005        $15.926      $16.696         1,844
                             2006        $16.696      $18.746         8,882
                             2007        $18.746      $18.709         8,630
                             2008        $18.709      $11.817         6,398
                             2009        $11.817      $16.573         5,966
                             2010        $16.573      $20.626         4,682
                             2011        $20.626      $18.530         3,950
                             2012        $18.530      $21.580         2,364
                             2013        $21.580      $29.200         2,274
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.948         4,431
                             2006        $10.948      $13.293         5,683
                             2007        $13.293      $15.948         4,056
                             2008        $15.948      $ 9.915         3,595
                             2009        $ 9.915      $10.711             0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.728         2,787
                             2006        $10.728      $12.765         2,662
                             2007        $12.765      $12.025         1,337
                             2008        $12.025      $ 6.973         1,223
                             2009        $ 6.973      $ 8.297         1,223
                             2010        $ 8.297      $ 9.089         1,156
                             2011        $ 9.089      $ 8.598         1,085
                             2012        $ 8.598      $ 9.766         1,019
                             2013        $ 9.766      $13.104           956
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.885         9,072
                             2006        $11.885      $13.020        19,158
                             2007        $13.020      $15.013        16,942
                             2008        $15.013      $ 8.458        13,128
                             2009        $ 8.458      $11.265        12,178
                             2010        $11.265      $12.949         9,687
                             2011        $12.949      $12.376         8,978
                             2012        $12.376      $14.130         6,414
                             2013        $14.130      $18.192         4,844

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.084           677
                             2006        $11.084      $12.298        15,832
                             2007        $12.298      $13.523        16,769
                             2008        $13.523      $ 7.724        19,211
                             2009        $ 7.724      $ 9.645        17,459
                             2010        $ 9.645      $10.861        16,582
                             2011        $10.861      $10.823        15,958
                             2012        $10.823      $12.581         9,229
                             2013        $12.581      $16.481         7,701
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.470         2,701
                             2006        $10.470      $11.428         6,474
                             2007        $11.428      $11.520         7,028
                             2008        $11.520      $ 8.478         6,610
                             2009        $ 8.478      $11.957         5,789
                             2010        $11.957      $13.362         5,296
                             2011        $13.362      $13.625         4,932
                             2012        $13.625      $15.266         2,252
                             2013        $15.266      $15.863         2,211
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.103         1,793
                             2006        $12.103      $13.375         7,105
                             2007        $13.375      $15.164         7,108
                             2008        $15.164      $ 9.003         6,628
                             2009        $ 9.003      $12.370         6,252
                             2010        $12.370      $15.635         5,331
                             2011        $15.635      $13.703         5,204
                             2012        $13.703      $15.433         5,084
                             2013        $15.433      $20.615         4,877
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.207         4,921
                             2007        $10.207      $10.531         7,534
                             2008        $10.531      $10.639        30,599
                             2009        $10.639      $10.509        31,909
                             2010        $10.509      $10.339        29,607
                             2011        $10.339      $10.166        26,844
                             2012        $10.166      $ 9.995        20,199
                             2013        $ 9.995      $ 9.827        17,739
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.148             0
                             2006        $11.148      $11.530         2,492
                             2007        $11.530      $12.957         3,161
                             2008        $12.957      $ 8.240         2,985
                             2009        $ 8.240      $10.771         2,671
                             2010        $10.771      $12.304         2,452
                             2011        $12.304      $11.516         2,403
                             2012        $11.516      $12.369         2,261
                             2013        $12.369      $16.718           791

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.688         6,254
                             2005        $10.688      $10.856         2,605
                             2006        $10.856      $11.673         1,806
                             2007        $11.673      $11.786         1,832
                             2008        $11.786      $ 8.878         1,872
                             2009        $ 8.878      $12.455         1,664
                             2010        $12.455      $13.868         1,623
                             2011        $13.868      $14.256         1,575
                             2012        $14.256      $16.195           841
                             2013        $16.195      $17.168           766
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.233         4,656
                             2005        $11.233      $11.221        22,211
                             2006        $11.221      $13.044        19,809
                             2007        $13.044      $13.304        18,547
                             2008        $13.304      $ 9.200        10,501
                             2009        $ 9.200      $12.264         9,411
                             2010        $12.264      $13.585         8,083
                             2011        $13.585      $13.674         5,699
                             2012        $13.674      $15.144         6,756
                             2013        $15.144      $16.963         4,745
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.374             0
                             2006        $11.374      $13.760             0
                             2007        $13.760      $15.129             0
                             2008        $15.129      $10.641           519
                             2009        $10.641      $12.901           516
                             2010        $12.901      $14.199           514
                             2011        $14.199      $13.547           512
                             2012        $13.547      $15.096             0
                             2013        $15.096      $18.940             0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.944         1,519
                             2005        $10.944      $11.896         5,855
                             2006        $11.896      $13.845         7,049
                             2007        $13.845      $14.083         7,202
                             2008        $14.083      $ 8.707         6,676
                             2009        $ 8.707      $10.790         5,644
                             2010        $10.790      $11.795         5,416
                             2011        $11.795      $11.475         4,497
                             2012        $11.475      $12.888         3,284
                             2013        $12.888      $16.251         3,153
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.511         4,692
                             2005        $11.511      $12.468        16,247
                             2006        $12.468      $14.887        18,099
                             2007        $14.887      $16.896        17,386
                             2008        $16.896      $ 9.903         8,850
                             2009        $ 9.903      $13.342         7,540
                             2010        $13.342      $14.220         7,272
                             2011        $14.220      $12.493         6,250
                             2012        $12.493      $14.521         4,602
                             2013        $14.521      $17.555         4,360

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.517          928
                             2006        $10.517      $12.680          824
                             2007        $12.680      $12.497        2,872
                             2008        $12.497      $ 8.143        5,151
                             2009        $ 8.143      $ 9.472        4,917
                             2010        $ 9.472      $10.355        4,700
                             2011        $10.355      $ 9.462        4,440
                             2012        $ 9.462      $11.082        1,861
                             2013        $11.082      $14.515        1,481
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.370        1,885
                             2006        $11.370      $12.985        1,799
                             2007        $12.985      $13.104            0
                             2008        $13.104      $ 8.152            0
                             2009        $ 8.152      $10.672            0
                             2010        $10.672      $13.114            0
                             2011        $13.114      $12.071            0
                             2012        $12.071      $14.058            0
                             2013        $14.058      $18.367            0
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.336        1,377
                             2006        $11.336      $12.513        4,577
                             2007        $12.513      $10.244        4,160
                             2008        $10.244      $ 6.663        2,343
                             2009        $ 6.663      $ 8.363        2,086
                             2010        $ 8.363      $10.698        1,238
                             2011        $10.698      $10.589        1,206
                             2012        $10.589      $11.745          727
                             2013        $11.745      $15.660          659
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.265        1,133
                             2006        $11.265      $12.502        4,395
                             2007        $12.502      $12.001        6,538
                             2008        $12.001      $ 7.488        7,033
                             2009        $ 7.488      $ 8.918        6,727
                             2010        $ 8.918      $ 9.893        6,482
                             2011        $ 9.893      $10.120        6,125
                             2012        $10.120      $11.387        3,603
                             2013        $11.387      $15.394        1,854
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.821      $12.409            0
                             2005        $12.409      $13.132        1,202
                             2006        $13.132      $13.249        5,219
                             2007        $13.249      $15.192        4,953
                             2008        $15.192      $ 7.600        3,897
                             2009        $ 7.600      $12.376        3,537
                             2010        $12.376      $14.547        3,408
                             2011        $14.547      $13.388        3,291
                             2012        $13.388      $14.924        2,753
                             2013        $14.924      $20.511        2,663

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $13.372      $15.056           901
                             2005        $15.056      $16.600         4,738
                             2006        $16.600      $19.686         6,516
                             2007        $19.686      $20.850         6,715
                             2008        $20.850      $12.007         6,252
                             2009        $12.007      $16.427         4,758
                             2010        $16.427      $19.732         4,157
                             2011        $19.732      $19.559         3,927
                             2012        $19.559      $22.511         2,274
                             2013        $22.511      $29.641         1,463
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $12.234      $12.789           216
                             2005        $12.789      $13.652           216
                             2006        $13.652      $14.235             0
                             2007        $14.235      $15.635             0
                             2008        $15.635      $ 8.819             0
                             2009        $ 8.819      $10.466             0
                             2010        $10.466      $11.854             0
                             2011        $11.854      $10.708             0
                             2012        $10.708      $12.282             0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $12.491      $14.421        13,897
                             2005        $14.421      $14.760        23,528
                             2006        $14.760      $16.840        20,757
                             2007        $16.840      $16.168        20,778
                             2008        $16.168      $10.204        17,742
                             2009        $10.204      $12.881        17,189
                             2010        $12.881      $14.652        15,057
                             2011        $14.652      $14.101        10,792
                             2012        $14.101      $16.485         9,103
                             2013        $16.485      $21.985         6,038
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.775             0
                             2007        $10.775      $11.426             0
                             2008        $11.426      $ 7.827             0
                             2009        $ 7.827      $ 9.848             0
                             2010        $ 9.848      $10.577             0
                             2011        $10.577      $10.368             0
                             2012        $10.368      $11.580             0
                             2013        $11.580      $14.678             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2004        $12.227      $13.007         6,539
                             2005        $13.007      $13.473         7,575
                             2006        $13.473      $14.680         6,784
                             2007        $14.680      $14.993         6,469
                             2008        $14.993      $ 9.366         4,689
                             2009        $ 9.366      $11.412         4,368
                             2010        $11.412      $12.363         4,255
                             2011        $12.363      $12.147         4,138
                             2012        $12.147      $14.135         4,018
                             2013        $14.135      $18.171         2,463

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $11.590      $12.707         8,183
                             2005        $12.707      $13.415        13,539
                             2006        $13.415      $14.847        17,408
                             2007        $14.847      $15.086        14,481
                             2008        $15.086      $11.467        11,565
                             2009        $11.467      $13.808        10,902
                             2010        $13.808      $15.208        10,757
                             2011        $15.208      $14.757        10,618
                             2012        $14.757      $16.305         8,030
                             2013        $16.305      $20.018         7,680
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $12.120         2,638
                             2012        $12.120      $13.512         1,591
                             2013        $13.512      $16.240         1,585
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2004        $12.936      $14.580         1,316
                             2005        $14.580      $15.219         3,102
                             2006        $15.219      $18.195         3,013
                             2007        $18.195      $19.096         2,386
                             2008        $19.096      $11.060         2,519
                             2009        $11.060      $12.625         2,548
                             2010        $12.625      $13.887         2,536
                             2011        $13.887      $14.968             0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $12.390      $13.900         2,737
                             2005        $13.900      $14.994         4,326
                             2006        $14.994      $17.096         7,686
                             2007        $17.096      $17.230         7,443
                             2008        $17.230      $11.482         7,292
                             2009        $11.482      $14.010         6,964
                             2010        $14.010      $15.452         6,668
                             2011        $15.452      $14.848         6,330
                             2012        $14.848      $16.691         4,088
                             2013        $16.691      $21.950         3,502
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $18.799           265
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2004        $11.301      $12.172         1,838
                             2005        $12.172      $12.197         1,737
                             2006        $12.197      $13.072         1,611
                             2007        $13.072      $13.351         1,566
                             2008        $13.351      $10.081           720
                             2009        $10.081      $14.298           601
                             2010        $14.298      $15.456           593
                             2011        $15.456      $15.446           418
                             2012        $15.446      $17.995           253
                             2013        $17.995      $18.548             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2004        $11.634      $12.664             0
                             2005        $12.664      $13.285             0
                             2006        $13.285      $14.885             0
                             2007        $14.885      $15.051             0
                             2008        $15.051      $10.884             0
                             2009        $10.884      $13.364             0
                             2010        $13.364      $14.733             0
                             2011        $14.733      $15.667             0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 8.091         4,209
                             2012        $ 8.091      $ 9.167         3,767
                             2013        $ 9.167      $10.699         1,233
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.797         2,685
                             2005        $10.797      $11.386         1,820
                             2006        $11.386      $12.424             0
                             2007        $12.424      $13.346             0
                             2008        $13.346      $ 9.357             0
                             2009        $ 9.357      $11.946             0
                             2010        $11.946      $13.362             0
                             2011        $13.362      $12.282             0
                             2012        $12.282      $13.357             0
                             2013        $13.357      $16.868             0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $12.829      $14.490             0
                             2005        $14.490      $15.829             0
                             2006        $15.829      $16.329         3,412
                             2007        $16.329      $18.876         3,412
                             2008        $18.876      $ 9.866         3,412
                             2009        $ 9.866      $15.167         3,412
                             2010        $15.167      $18.977         3,412
                             2011        $18.977      $16.911         3,412
                             2012        $16.911      $18.557         3,412
                             2013        $18.557      $24.921         3,206
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2004        $12.081      $13.099         8,607
                             2005        $13.099      $13.449        16,549
                             2006        $13.449      $15.234        33,070
                             2007        $15.234      $15.725        33,003
                             2008        $15.725      $ 9.698        35,025
                             2009        $ 9.698      $12.018        34,047
                             2010        $12.018      $13.539        33,293
                             2011        $13.539      $13.515        32,930
                             2012        $13.515      $15.347        25,659
                             2013        $15.347      $19.849         9,904

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2004        $12.887      $14.042        2,709
                             2005        $14.042      $14.555        1,033
                             2006        $14.555      $16.162          991
                             2007        $16.162      $16.104        1,015
                             2008        $16.104      $ 7.614        1,648
                             2009        $ 7.614      $11.059        1,375
                             2010        $11.059      $11.627        1,426
                             2011        $11.627      $11.043        1,375
                             2012        $11.043      $12.773          775
                             2013        $12.773      $16.735          544
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.731        3,004
                             2007        $10.731      $12.054        4,139
                             2008        $12.054      $ 6.100        4,785
                             2009        $ 6.100      $ 8.188        4,296
                             2010        $ 8.188      $ 8.846        4,184
                             2011        $ 8.846      $ 9.630            0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2004        $11.474      $13.568            0
                             2005        $13.568      $15.254          252
                             2006        $15.254      $18.000          252
                             2007        $18.000      $21.241          593
                             2008        $21.241      $13.897          593
                             2009        $13.897      $16.235          593
                             2010        $16.235      $17.038          593
                             2011        $17.038      $19.400            0
                             2012        $19.400      $22.588            0
                             2013        $22.588      $26.102            0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2004        $12.201      $13.491            0
                             2005        $13.491      $16.278            0
                             2006        $16.278      $17.226            0
                             2007        $17.226      $20.216            0
                             2008        $20.216      $10.136            0
                             2009        $10.136      $16.846            0
                             2010        $16.846      $20.823            0
                             2011        $20.823      $18.917            0
                             2012        $18.917      $20.756            0
                             2013        $20.756      $22.017            0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2004        $12.656      $13.995            0
                             2005        $13.995      $14.909            0
                             2006        $14.909      $19.037            0
                             2007        $19.037      $21.585            0
                             2008        $21.585      $12.128            0
                             2009        $12.128      $15.192            0
                             2010        $15.192      $15.975            0
                             2011        $15.975      $14.158            0
                             2012        $14.158      $16.445            0
                             2013        $16.445      $20.566            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2004        $12.568      $13.874             0
                             2005        $13.874      $14.519             0
                             2006        $14.519      $16.894             0
                             2007        $16.894      $19.377             0
                             2008        $19.377      $10.675             0
                             2009        $10.675      $10.194             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2004        $10.283      $10.622        33,867
                             2005        $10.622      $10.764        32,307
                             2006        $10.764      $11.148        40,000
                             2007        $11.148      $11.586        39,996
                             2008        $11.586      $10.353        27,587
                             2009        $10.353      $12.447        26,918
                             2010        $12.447      $13.339        25,748
                             2011        $13.339      $13.733        23,265
                             2012        $13.733      $15.366        12,737
                             2013        $15.366      $15.229        12,444
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2004        $ 9.991      $ 9.937         3,880
                             2005        $ 9.937      $ 9.917         4,734
                             2006        $ 9.917      $10.143         3,880
                             2007        $10.143      $10.249         3,880
                             2008        $10.249      $ 8.543         3,880
                             2009        $ 8.543      $ 8.865         3,880
                             2010        $ 8.865      $ 8.909         3,880
                             2011        $ 8.909      $ 8.974         3,880
                             2012        $ 8.974      $ 9.090         3,880
                             2013        $ 9.090      $ 8.945         3,645
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2004        $ 9.909      $ 9.802        24,193
                             2005        $ 9.802      $ 9.881        25,408
                             2006        $ 9.881      $10.137        14,909
                             2007        $10.137      $10.430        22,227
                             2008        $10.430      $10.479        14,489
                             2009        $10.479      $10.303        15,634
                             2010        $10.303      $10.130        15,155
                             2011        $10.130      $ 9.960        13,620
                             2012        $ 9.960      $ 9.792         9,998
                             2013        $ 9.792      $ 9.628         9,196
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2004        $11.852      $12.918         7,089
                             2005        $12.918      $14.973        11,801
                             2006        $14.973      $15.297        12,169
                             2007        $15.297      $17.930        11,323
                             2008        $17.930      $ 9.210         7,487
                             2009        $ 9.210      $15.470         6,578
                             2010        $15.470      $19.380         5,544
                             2011        $19.380      $17.726         5,319
                             2012        $17.726      $19.534         4,502
                             2013        $19.534      $28.877         2,721

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2004        $12.001      $12.992         5,795
                             2005        $12.992      $13.803         4,347
                             2006        $13.803      $15.572         4,340
                             2007        $15.572      $16.589         4,334
                             2008        $16.589      $12.362         4,328
                             2009        $12.362      $14.515         4,319
                             2010        $14.515      $15.197         4,312
                             2011        $15.197      $13.726         1,409
                             2012        $13.726      $14.395         1,402
                             2013        $14.395      $15.318             0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.491             0
                             2007        $ 9.491      $11.489             0
                             2008        $11.489      $ 6.341             0
                             2009        $ 6.341      $ 8.829             0
                             2010        $ 8.829      $10.784             0
                             2011        $10.784      $ 9.802             0
                             2012        $ 9.802      $10.130             0
                             2013        $10.130      $ 8.493             0
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.703             0
                             2007        $10.703      $11.124             0
                             2008        $11.124      $ 9.332         2,406
                             2009        $ 9.332      $11.969         2,387
                             2010        $11.969      $13.185         2,370
                             2011        $13.185      $13.769         2,353
                             2012        $13.769      $15.938             0
                             2013        $15.938      $14.565             0
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.118         1,889
                             2007        $10.118      $10.998         1,774
                             2008        $10.998      $10.041         2,311
                             2009        $10.041      $11.675         2,181
                             2010        $11.675      $12.397         2,071
                             2011        $12.397      $13.598         1,967
                             2012        $13.598      $14.523             0
                             2013        $14.523      $12.948             0
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.300        16,510
                             2007        $10.300      $11.002        22,612
                             2008        $11.002      $11.326        23,885
                             2009        $11.326      $12.689        24,248
                             2010        $12.689      $13.474        23,227
                             2011        $13.474      $13.712        21,099
                             2012        $13.712      $14.759         6,664
                             2013        $14.759      $14.211         3,553
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 8.037         6,143
                             2010        $ 8.037      $ 8.897         5,764
                             2011        $ 8.897      $ 8.915         5,616
                             2012        $ 8.915      $10.456         3,170
                             2013        $10.456      $13.611         1,815

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $11.311      $12.033          226
                             2005        $12.033      $12.303        1,073
                             2006        $12.303      $13.538          817
                             2007        $13.538      $13.435          791
                             2008        $13.435      $ 7.829          760
                             2009        $ 7.829      $ 9.669          745
                             2010        $ 9.669      $10.535          741
                             2011        $10.535      $10.644          738
                             2012        $10.644      $11.775        3,422
                             2013        $11.775      $13.671          643
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $12.285      $13.419            0
                             2005        $13.419      $13.883            0
                             2006        $13.883      $15.820            0
                             2007        $15.820      $14.612            0
                             2008        $14.612      $ 8.806            0
                             2009        $ 8.806      $11.238            0
                             2010        $11.238      $12.637            0
                             2011        $12.637      $11.847            0
                             2012        $11.847      $13.875            0
                             2013        $13.875      $18.508            0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $12.654      $14.455        2,074
                             2005        $14.455      $15.945        3,035
                             2006        $15.945      $20.022          961
                             2007        $20.022      $21.328          943
                             2008        $21.328      $11.752          937
                             2009        $11.752      $14.399          932
                             2010        $14.399      $15.575          931
                             2011        $15.575      $12.719          945
                             2012        $12.719      $15.244          910
                             2013        $15.244      $19.194          747
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.151      $13.455            0
                             2005        $13.455      $14.394            0
                             2006        $14.394      $16.123            0
                             2007        $16.123      $15.030            0
                             2008        $15.030      $ 8.932            0
                             2009        $ 8.932      $11.488            0
                             2010        $11.488      $12.866            0
                             2011        $12.866      $12.654            0
                             2012        $12.654      $14.534            0
                             2013        $14.534      $19.307            0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.918        1,501
                             2006        $10.918      $12.453        3,781
                             2007        $12.453      $11.643        5,576
                             2008        $11.643      $ 6.323        6,898
                             2009        $ 6.323      $ 5.953            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $11.720      $12.102        1,882
                             2005        $12.102      $12.575        2,544
                             2006        $12.575      $13.035        3,261
                             2007        $13.035      $13.521        4,112
                             2008        $13.521      $ 8.370        3,995
                             2009        $ 8.370      $13.486        3,800
                             2010        $13.486      $16.016        3,650
                             2011        $16.016      $12.935        1,934
                             2012        $12.935      $14.525          112
                             2013        $14.525      $20.524            0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $11.288      $12.216            0
                             2005        $12.216      $13.468            0
                             2006        $13.468      $14.671            0
                             2007        $14.671      $15.344            0
                             2008        $15.344      $12.825            0
                             2009        $12.825      $16.405            0
                             2010        $16.405      $17.699            0
                             2011        $17.699      $18.599            0
                             2012        $18.599      $21.552            0
                             2013        $21.552      $19.333            0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2004        $14.872      $17.983            0
                             2005        $17.983      $23.650          177
                             2006        $23.650      $31.893          994
                             2007        $31.893      $44.036          958
                             2008        $44.036      $18.726        1,385
                             2009        $18.726      $31.319        1,305
                             2010        $31.319      $36.624          571
                             2011        $36.624      $29.439          525
                             2012        $29.439      $34.683          145
                             2013        $34.683      $33.721          135
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $12.217      $13.545        4,087
                             2005        $13.545      $14.911        7,117
                             2006        $14.911      $17.813        8,636
                             2007        $17.813      $19.223        8,126
                             2008        $19.223      $13.429        9,000
                             2009        $13.429      $17.105        8,814
                             2010        $17.105      $19.178        6,675
                             2011        $19.178      $20.561        6,552
                             2012        $20.561      $23.364        4,564
                             2013        $23.364      $27.485        4,152
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $16.686        1,396

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $11.683      $12.339        2,509
                             2005        $12.339      $14.009            0
                             2006        $14.009      $14.298        1,365
                             2007        $14.298      $17.100            0
                             2008        $17.100      $ 8.515            0
                             2009        $ 8.515      $13.824            0
                             2010        $13.824      $16.664            0
                             2011        $16.664      $15.884            0
                             2012        $15.884      $17.810            0
                             2013        $17.810      $25.865            0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2004        $13.080      $15.621        1,735
                             2005        $15.621      $18.015        1,778
                             2006        $18.015      $19.329        3,646
                             2007        $19.329      $23.297        2,510
                             2008        $23.297      $12.180        3,055
                             2009        $12.180      $18.844        2,436
                             2010        $18.844      $24.504        2,090
                             2011        $24.504      $22.362        2,154
                             2012        $22.362      $23.850        1,353
                             2013        $23.850      $32.236          712
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.584      $15.885          101
                             2005        $15.885      $17.630            0
                             2006        $17.630      $19.384            0
                             2007        $19.384      $19.619            0
                             2008        $19.619      $11.488            0
                             2009        $11.488      $16.562            0
                             2010        $16.562      $20.606            0
                             2011        $20.606      $18.493            0
                             2012        $18.493      $20.854            0
                             2013        $20.854      $35.126            0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $12.750      $17.057        5,557
                             2005        $17.057      $19.578        4,391
                             2006        $19.578      $26.499        6,332
                             2007        $26.499      $21.549        6,725
                             2008        $21.549      $13.122        3,005
                             2009        $13.122      $16.576        2,783
                             2010        $16.576      $21.108        2,134
                             2011        $21.108      $21.928        1,955
                             2012        $21.928      $24.924          670
                             2013        $24.924      $24.932          634


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH THE MAV DEATH BENEFIT OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT
                               OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.55


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $12.441      $14.001         1,519
                             2005        $14.001      $15.359         5,607
                             2006        $15.359      $15.850        16,198
                             2007        $15.850      $16.330        13,867
                             2008        $16.330      $ 9.516        12,478
                             2009        $ 9.516      $11.253        10,876
                             2010        $11.253      $12.472        10,010
                             2011        $12.472      $13.000         6,854
                             2012        $13.000      $14.976         2,965
                             2013        $14.976      $19.806         2,181
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $12.275      $13.415        17,265
                             2005        $13.415      $13.788        16,861
                             2006        $13.788      $14.905         5,736
                             2007        $14.905      $16.499         4,535
                             2008        $16.499      $ 9.306         4,603
                             2009        $ 9.306      $12.149         4,503
                             2010        $12.149      $13.704         4,433
                             2011        $13.704      $13.597         3,660
                             2012        $13.597      $15.174         3,613
                             2013        $15.174      $19.938         3,560
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.866         9,392
                             2006        $11.866      $15.755        20,261
                             2007        $15.755      $16.343        21,992
                             2008        $16.343      $ 7.502        23,181
                             2009        $ 7.502      $ 9.904        20,839
                             2010        $ 9.904      $10.150        21,150
                             2011        $10.150      $ 8.035        22,810
                             2012        $ 8.035      $ 9.016        11,723
                             2013        $ 9.016      $10.872         5,158

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $11.476      $12.217         2,090
                             2005        $12.217      $13.788         2,045
                             2006        $13.788      $13.461         2,094
                             2007        $13.461      $15.027         1,965
                             2008        $15.027      $ 8.885         1,215
                             2009        $ 8.885      $11.970           923
                             2010        $11.970      $12.918           911
                             2011        $12.918      $12.279           476
                             2012        $12.279      $14.010           466
                             2013        $14.010      $18.859           364
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2004        $13.600      $15.912        11,663
                             2005        $15.912      $16.673        14,974
                             2006        $16.673      $18.711        15,699
                             2007        $18.711      $18.664        16,541
                             2008        $18.664      $11.783        16,138
                             2009        $11.783      $16.517        13,146
                             2010        $16.517      $20.546        11,926
                             2011        $20.546      $18.448        11,619
                             2012        $18.448      $21.474        10,611
                             2013        $21.474      $29.042         8,982
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.945         1,109
                             2006        $10.945      $13.282         1,819
                             2007        $13.282      $15.926         1,561
                             2008        $15.926      $ 9.897         1,337
                             2009        $ 9.897      $10.687             0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.724             0
                             2006        $10.724      $12.754           599
                             2007        $12.754      $12.009           595
                             2008        $12.009      $ 6.960           782
                             2009        $ 6.960      $ 8.278           191
                             2010        $ 8.278      $ 9.063           189
                             2011        $ 9.063      $ 8.569           188
                             2012        $ 8.569      $ 9.728           186
                             2013        $ 9.728      $13.047           185
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.881        12,903
                             2006        $11.881      $13.009        17,162
                             2007        $13.009      $14.993        24,941
                             2008        $14.993      $ 8.443        23,792
                             2009        $ 8.443      $11.238        15,824
                             2010        $11.238      $12.912        13,191
                             2011        $12.912      $12.334        12,201
                             2012        $12.334      $14.075         9,469
                             2013        $14.075      $18.111         5,381

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.080         7,580
                             2006        $11.080      $12.288        14,335
                             2007        $12.288      $13.504        12,769
                             2008        $13.504      $ 7.709        11,093
                             2009        $ 7.709      $ 9.622        11,173
                             2010        $ 9.622      $10.830        11,028
                             2011        $10.830      $10.786         9,694
                             2012        $10.786      $12.532         7,067
                             2013        $12.532      $16.409         1,803
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.466         1,658
                             2006        $10.466      $11.418         5,694
                             2007        $11.418      $11.504         6,586
                             2008        $11.504      $ 8.462         4,473
                             2009        $ 8.462      $11.929         4,193
                             2010        $11.929      $13.324         4,162
                             2011        $13.324      $13.579         3,886
                             2012        $13.579      $15.206         2,864
                             2013        $15.206      $15.793           889
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.099         2,565
                             2006        $12.099      $13.364         3,963
                             2007        $13.364      $15.144         3,800
                             2008        $15.144      $ 8.986         3,758
                             2009        $ 8.986      $12.340         3,730
                             2010        $12.340      $15.590         3,537
                             2011        $15.590      $13.657         3,521
                             2012        $13.657      $15.373         1,700
                             2013        $15.373      $20.524         1,000
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.203         2,709
                             2007        $10.203      $10.522         4,860
                             2008        $10.522      $10.625         4,961
                             2009        $10.625      $10.489         8,993
                             2010        $10.489      $10.314        10,037
                             2011        $10.314      $10.136         9,422
                             2012        $10.136      $ 9.961         9,345
                             2013        $ 9.961      $ 9.788         5,751
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.144         3,696
                             2006        $11.144      $11.520         6,340
                             2007        $11.520      $12.940         4,802
                             2008        $12.940      $ 8.224         5,027
                             2009        $ 8.224      $10.746         4,721
                             2010        $10.746      $12.269         6,222
                             2011        $12.269      $11.477         6,158
                             2012        $11.477      $12.321         1,440
                             2013        $12.321      $16.645           933

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.685         5,890
                             2005        $10.685      $10.847        15,698
                             2006        $10.847      $11.657        18,903
                             2007        $11.657      $11.764        17,623
                             2008        $11.764      $ 8.857        17,194
                             2009        $ 8.857      $12.419        15,280
                             2010        $12.419      $13.821        15,979
                             2011        $13.821      $14.200        14,892
                             2012        $14.200      $16.124        11,111
                             2013        $16.124      $17.083        10,834
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.229           937
                             2005        $11.229      $11.211        16,340
                             2006        $11.211      $13.026        18,775
                             2007        $13.026      $13.279        18,706
                             2008        $13.279      $ 9.178        18,045
                             2009        $ 9.178      $12.229        18,668
                             2010        $12.229      $13.539        17,897
                             2011        $13.539      $13.621        17,181
                             2012        $13.621      $15.077         7,691
                             2013        $15.077      $16.880         2,958
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.370           207
                             2006        $11.370      $13.749         1,321
                             2007        $13.749      $15.109         2,450
                             2008        $15.109      $10.621         2,455
                             2009        $10.621      $12.870         4,135
                             2010        $12.870      $14.158         4,352
                             2011        $14.158      $13.501         3,149
                             2012        $13.501      $15.037         3,043
                             2013        $15.037      $18.856         1,917
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.941           840
                             2005        $10.941      $11.886        11,565
                             2006        $11.886      $13.826        13,529
                             2007        $13.826      $14.057        13,239
                             2008        $14.057      $ 8.686        12,640
                             2009        $ 8.686      $10.759        11,613
                             2010        $10.759      $11.755        11,023
                             2011        $11.755      $11.430         9,711
                             2012        $11.430      $12.831         5,835
                             2013        $12.831      $16.171         1,491
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.508           773
                             2005        $11.508      $12.458        12,780
                             2006        $12.458      $14.867        18,523
                             2007        $14.867      $16.865        15,816
                             2008        $16.865      $ 9.880        15,463
                             2009        $ 9.880      $13.304        13,228
                             2010        $13.304      $14.172        11,725
                             2011        $14.172      $12.445        11,216
                             2012        $12.445      $14.457         7,043
                             2013        $14.457      $17.469         2,899

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.514         3,085
                             2006        $10.514      $12.669         5,262
                             2007        $12.669      $12.480         8,827
                             2008        $12.480      $ 8.128         7,885
                             2009        $ 8.128      $ 9.450         7,993
                             2010        $ 9.450      $10.325         8,153
                             2011        $10.325      $ 9.430        10,414
                             2012        $ 9.430      $11.038         8,118
                             2013        $11.038      $14.451         4,845
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.366         2,717
                             2006        $11.366      $12.974         2,904
                             2007        $12.974      $13.086         2,894
                             2008        $13.086      $ 8.137         1,966
                             2009        $ 8.137      $10.646         1,865
                             2010        $10.646      $13.077           767
                             2011        $13.077      $12.030           765
                             2012        $12.030      $14.003           763
                             2013        $14.003      $18.286           675
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.333        11,367
                             2006        $11.333      $12.502        14,355
                             2007        $12.502      $10.230        14,320
                             2008        $10.230      $ 6.650        12,453
                             2009        $ 6.650      $ 8.343         8,201
                             2010        $ 8.343      $10.667         7,112
                             2011        $10.667      $10.553         6,500
                             2012        $10.553      $11.699         4,747
                             2013        $11.699      $15.591         1,153
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.261         6,856
                             2006        $11.261      $12.492        13,475
                             2007        $12.492      $11.985        12,846
                             2008        $11.985      $ 7.474        10,700
                             2009        $ 7.474      $ 8.897         9,704
                             2010        $ 8.897      $ 9.865         9,739
                             2011        $ 9.865      $10.085         8,594
                             2012        $10.085      $11.342         5,527
                             2013        $11.342      $15.326         1,516
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.817      $12.399         4,567
                             2005        $12.399      $13.114         4,493
                             2006        $13.114      $13.225         3,265
                             2007        $13.225      $15.156         3,057
                             2008        $15.156      $ 7.578         2,614
                             2009        $ 7.578      $12.334         1,706
                             2010        $12.334      $14.490         1,500
                             2011        $14.490      $13.329         1,305
                             2012        $13.329      $14.851         1,443
                             2013        $14.851      $20.400           952

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $13.368      $15.043        15,793
                             2005        $15.043      $16.578        20,993
                             2006        $16.578      $19.650        26,303
                             2007        $19.650      $20.801        23,654
                             2008        $20.801      $11.973        19,195
                             2009        $11.973      $16.371        13,480
                             2010        $16.371      $19.655        12,028
                             2011        $19.655      $19.473         9,417
                             2012        $19.473      $22.401         6,285
                             2013        $22.401      $29.480         4,376
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $12.230      $12.778         1,855
                             2005        $12.778      $13.634         1,141
                             2006        $13.634      $14.209         1,141
                             2007        $14.209      $15.598         1,141
                             2008        $15.598      $ 8.793           413
                             2009        $ 8.793      $10.430           413
                             2010        $10.430      $11.808           412
                             2011        $11.808      $10.661           412
                             2012        $10.661      $12.226             0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $12.487      $14.408        41,479
                             2005        $14.408      $14.740        69,291
                             2006        $14.740      $16.809        72,271
                             2007        $16.809      $16.130        67,318
                             2008        $16.130      $10.175        66,972
                             2009        $10.175      $12.838        59,119
                             2010        $12.838      $14.594        54,422
                             2011        $14.594      $14.039        49,605
                             2012        $14.039      $16.404        34,603
                             2013        $16.404      $21.866        24,022
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.771         3,724
                             2007        $10.771      $11.417         3,405
                             2008        $11.417      $ 7.816         3,321
                             2009        $ 7.816      $ 9.829         2,159
                             2010        $ 9.829      $10.552         2,143
                             2011        $10.552      $10.338         2,128
                             2012        $10.338      $11.541             0
                             2013        $11.541      $14.621             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2004        $12.223      $12.996        29,623
                             2005        $12.996      $13.454        30,076
                             2006        $13.454      $14.653        26,991
                             2007        $14.653      $14.958        23,736
                             2008        $14.958      $ 9.339        12,767
                             2009        $ 9.339      $11.373         8,664
                             2010        $11.373      $12.315         8,430
                             2011        $12.315      $12.094         5,870
                             2012        $12.094      $14.066         5,700
                             2013        $14.066      $18.073         5,064

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $11.586      $12.696         6,153
                             2005        $12.696      $13.397        18,434
                             2006        $13.397      $14.820        17,401
                             2007        $14.820      $15.050        17,342
                             2008        $15.050      $11.434        16,837
                             2009        $11.434      $13.761        16,382
                             2010        $13.761      $15.149        16,355
                             2011        $15.149      $14.692        16,744
                             2012        $14.692      $16.225         5,507
                             2013        $16.225      $19.910         2,219
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $12.066         2,995
                             2012        $12.066      $13.446         2,017
                             2013        $13.446      $16.152         2,030
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2004        $12.931      $14.568         5,895
                             2005        $14.568      $15.199         6,958
                             2006        $15.199      $18.162         6,186
                             2007        $18.162      $19.051         4,317
                             2008        $19.051      $11.028         3,646
                             2009        $11.028      $12.582         3,081
                             2010        $12.582      $13.833         3,042
                             2011        $13.833      $14.907             0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $12.385      $13.888        24,955
                             2005        $13.888      $14.974        27,392
                             2006        $14.974      $17.064        25,379
                             2007        $17.064      $17.189        23,839
                             2008        $17.189      $11.449        22,434
                             2009        $11.449      $13.962        19,503
                             2010        $13.962      $15.392        18,403
                             2011        $15.392      $14.783        15,935
                             2012        $14.783      $16.609        12,050
                             2013        $16.609      $21.831         8,304
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $18.698         3,570
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2004        $11.297      $12.162         7,168
                             2005        $12.162      $12.181         7,800
                             2006        $12.181      $13.048         7,465
                             2007        $13.048      $13.320         7,453
                             2008        $13.320      $10.052         6,205
                             2009        $10.052      $14.250         5,054
                             2010        $14.250      $15.396         4,536
                             2011        $15.396      $15.378         3,481
                             2012        $15.378      $17.906         3,257
                             2013        $17.906      $18.454             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2004        $11.630      $12.653         2,420
                             2005        $12.653      $13.267         3,027
                             2006        $13.267      $14.857         2,669
                             2007        $14.857      $15.015         2,071
                             2008        $15.015      $10.853         2,040
                             2009        $10.853      $13.319           557
                             2010        $13.319      $14.676           543
                             2011        $14.676      $15.604             0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 8.067         6,220
                             2012        $ 8.067      $ 9.136         5,161
                             2013        $ 9.136      $10.657         4,916
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.793        11,166
                             2005        $10.793      $11.376        11,086
                             2006        $11.376      $12.407        11,084
                             2007        $12.407      $13.321        10,849
                             2008        $13.321      $ 9.335        10,733
                             2009        $ 9.335      $11.911        10,599
                             2010        $11.911      $13.317        10,362
                             2011        $13.317      $12.235        10,360
                             2012        $12.235      $13.298        10,331
                             2013        $13.298      $16.786         9,960
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $12.824      $14.478         3,794
                             2005        $14.478      $15.808         6,935
                             2006        $15.808      $16.298         5,298
                             2007        $16.298      $18.832         5,069
                             2008        $18.832      $ 9.837         3,349
                             2009        $ 9.837      $15.115         1,150
                             2010        $15.115      $18.903         1,145
                             2011        $18.903      $16.836           472
                             2012        $16.836      $18.466           249
                             2013        $18.466      $24.786           187
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2004        $12.077      $13.088        10,590
                             2005        $13.088      $13.431        17,136
                             2006        $13.431      $15.206        25,713
                             2007        $15.206      $15.688        24,387
                             2008        $15.688      $ 9.670        21,585
                             2009        $ 9.670      $11.978        20,707
                             2010        $11.978      $13.486        20,363
                             2011        $13.486      $13.455        20,683
                             2012        $13.455      $15.272        17,540
                             2013        $15.272      $19.742        12,997

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2004        $12.883      $14.031        5,523
                             2005        $14.031      $14.535        6,236
                             2006        $14.535      $16.132        5,800
                             2007        $16.132      $16.066        4,417
                             2008        $16.066      $ 7.592        6,313
                             2009        $ 7.592      $11.021        5,268
                             2010        $11.021      $11.582        4,744
                             2011        $11.582      $10.994        4,304
                             2012        $10.994      $12.710        2,443
                             2013        $12.710      $16.644        1,699
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.728        3,276
                             2007        $10.728      $12.043        1,021
                             2008        $12.043      $ 6.091        2,402
                             2009        $ 6.091      $ 8.173        6,845
                             2010        $ 8.173      $ 8.825        6,597
                             2011        $ 8.825      $ 9.606            0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2004        $11.470      $13.557          116
                             2005        $13.557      $15.233        1,413
                             2006        $15.233      $17.967        1,393
                             2007        $17.967      $21.191          659
                             2008        $21.191      $13.857          566
                             2009        $13.857      $16.180          461
                             2010        $16.180      $16.971          236
                             2011        $16.971      $19.315           59
                             2012        $19.315      $22.477           29
                             2013        $22.477      $25.961            0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2004        $12.197      $13.480          523
                             2005        $13.480      $16.256          879
                             2006        $16.256      $17.194          607
                             2007        $17.194      $20.168          409
                             2008        $20.168      $10.106          312
                             2009        $10.106      $16.789          200
                             2010        $16.789      $20.741            0
                             2011        $20.741      $18.833            0
                             2012        $18.833      $20.654            0
                             2013        $20.654      $21.905            0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2004        $12.652      $13.983        9,341
                             2005        $13.983      $14.889        9,230
                             2006        $14.889      $19.002        8,230
                             2007        $19.002      $21.534        6,803
                             2008        $21.534      $12.094        3,987
                             2009        $12.094      $15.140        2,946
                             2010        $15.140      $15.912        2,854
                             2011        $15.912      $14.095        1,768
                             2012        $14.095      $16.365        1,203
                             2013        $16.365      $20.455        1,194

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2004        $12.564      $13.862           997
                             2005        $13.862      $14.499           967
                             2006        $14.499      $16.862           898
                             2007        $16.862      $19.331           861
                             2008        $19.331      $10.644           827
                             2009        $10.644      $10.163             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2004        $10.279      $10.613        55,986
                             2005        $10.613      $10.750        84,876
                             2006        $10.750      $11.127       122,078
                             2007        $11.127      $11.559       114,427
                             2008        $11.559      $10.323        81,565
                             2009        $10.323      $12.405        82,792
                             2010        $12.405      $13.287        77,384
                             2011        $13.287      $13.672        65,124
                             2012        $13.672      $15.291        46,225
                             2013        $15.291      $15.147        37,049
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2004        $ 9.988      $ 9.929         5,610
                             2005        $ 9.929      $ 9.904        14,195
                             2006        $ 9.904      $10.124        18,083
                             2007        $10.124      $10.225        16,594
                             2008        $10.225      $ 8.518        14,343
                             2009        $ 8.518      $ 8.835        17,257
                             2010        $ 8.835      $ 8.874        19,366
                             2011        $ 8.874      $ 8.934        18,949
                             2012        $ 8.934      $ 9.046        19,231
                             2013        $ 9.046      $ 8.897        21,376
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2004        $ 9.906      $ 9.793        51,934
                             2005        $ 9.793      $ 9.867        59,633
                             2006        $ 9.867      $10.118        72,981
                             2007        $10.118      $10.405        67,312
                             2008        $10.405      $10.449        49,483
                             2009        $10.449      $10.268        69,227
                             2010        $10.268      $10.091        73,612
                             2011        $10.091      $ 9.916        60,942
                             2012        $ 9.916      $ 9.744        56,318
                             2013        $ 9.744      $ 9.576        54,102
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2004        $11.848      $12.907        17,173
                             2005        $12.907      $14.953        16,295
                             2006        $14.953      $15.269        15,558
                             2007        $15.269      $17.888        10,835
                             2008        $17.888      $ 9.184        13,667
                             2009        $ 9.184      $15.418        10,411
                             2010        $15.418      $19.305         8,619
                             2011        $19.305      $17.648         6,865
                             2012        $17.648      $19.438         5,000
                             2013        $19.438      $28.721         3,556

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2004        $11.997      $12.981        12,775
                             2005        $12.981      $13.784        11,067
                             2006        $13.784      $15.543         9,541
                             2007        $15.543      $16.550         9,409
                             2008        $16.550      $12.326         4,491
                             2009        $12.326      $14.466         3,720
                             2010        $14.466      $15.138         3,373
                             2011        $15.138      $13.666         2,087
                             2012        $13.666      $14.324         1,776
                             2013        $14.324      $15.240             0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.488           404
                             2007        $ 9.488      $11.479           467
                             2008        $11.479      $ 6.333         1,099
                             2009        $ 6.333      $ 8.812           600
                             2010        $ 8.812      $10.758           597
                             2011        $10.758      $ 9.774           596
                             2012        $ 9.774      $10.096           609
                             2013        $10.096      $ 8.460           682
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.699             0
                             2007        $10.699      $11.114             0
                             2008        $11.114      $ 9.319           202
                             2009        $ 9.319      $11.946           200
                             2010        $11.946      $13.154           198
                             2011        $13.154      $13.729           196
                             2012        $13.729      $15.884           195
                             2013        $15.884      $14.509           193
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.115             0
                             2007        $10.115      $10.989             0
                             2008        $10.989      $10.027           593
                             2009        $10.027      $11.654         1,202
                             2010        $11.654      $12.367         1,134
                             2011        $12.367      $13.558         1,042
                             2012        $13.558      $14.474         1,057
                             2013        $14.474      $12.898         1,202
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.297         8,654
                             2007        $10.297      $10.993        14,000
                             2008        $10.993      $11.311         4,457
                             2009        $11.311      $12.665        19,668
                             2010        $12.665      $13.442        14,748
                             2011        $13.442      $13.672        12,969
                             2012        $13.672      $14.709        13,148
                             2013        $14.709      $14.155         7,564
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 8.017         7,448
                             2010        $ 8.017      $ 8.871         7,275
                             2011        $ 8.871      $ 8.885         6,592
                             2012        $ 8.885      $10.415         3,446
                             2013        $10.415      $13.551         1,728

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $11.307      $12.022         5,170
                             2005        $12.022      $12.286         6,514
                             2006        $12.286      $13.512         6,636
                             2007        $13.512      $13.403         6,649
                             2008        $13.403      $ 7.806         7,295
                             2009        $ 7.806      $ 9.636         7,267
                             2010        $ 9.636      $10.494         7,237
                             2011        $10.494      $10.597         6,907
                             2012        $10.597      $11.717         4,442
                             2013        $11.717      $13.597         4,520
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $12.281      $13.408         3,765
                             2005        $13.408      $13.864         3,723
                             2006        $13.864      $15.791         3,657
                             2007        $15.791      $14.578         1,586
                             2008        $14.578      $ 8.781         1,821
                             2009        $ 8.781      $11.200         1,681
                             2010        $11.200      $12.588         1,628
                             2011        $12.588      $11.795         1,657
                             2012        $11.795      $13.807             0
                             2013        $13.807      $18.408             0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $12.650      $14.443         8,072
                             2005        $14.443      $15.923        10,263
                             2006        $15.923      $19.984         9,992
                             2007        $19.984      $21.277         7,420
                             2008        $21.277      $11.718         7,073
                             2009        $11.718      $14.350         7,098
                             2010        $14.350      $15.514         7,112
                             2011        $15.514      $12.663         7,862
                             2012        $12.663      $15.169         5,320
                             2013        $15.169      $19.090         1,583
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.147      $13.444             0
                             2005        $13.444      $14.374             0
                             2006        $14.374      $16.093             0
                             2007        $16.093      $14.994             0
                             2008        $14.994      $ 8.906             0
                             2009        $ 8.906      $11.449             0
                             2010        $11.449      $12.816             0
                             2011        $12.816      $12.599             0
                             2012        $12.599      $14.462             0
                             2013        $14.462      $19.202             0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.915         3,664
                             2006        $10.915      $12.443         9,942
                             2007        $12.443      $11.627         9,614
                             2008        $11.627      $ 6.311         9,101
                             2009        $ 6.311      $ 5.941             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $11.716      $12.091         4,319
                             2005        $12.091      $12.558         4,848
                             2006        $12.558      $13.011         5,117
                             2007        $13.011      $13.489         3,665
                             2008        $13.489      $ 8.346         3,543
                             2009        $ 8.346      $13.440         2,875
                             2010        $13.440      $15.953         2,340
                             2011        $15.953      $12.878         1,966
                             2012        $12.878      $14.454         1,674
                             2013        $14.454      $20.413           878
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $11.285      $12.206         3,809
                             2005        $12.206      $13.450         3,137
                             2006        $13.450      $14.644         3,211
                             2007        $14.644      $15.308         3,012
                             2008        $15.308      $12.788         1,754
                             2009        $12.788      $16.350         1,707
                             2010        $16.350      $17.631         1,701
                             2011        $17.631      $18.517         1,537
                             2012        $18.517      $21.447         1,403
                             2013        $21.447      $19.228         1,821
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2004        $14.867      $17.968         4,136
                             2005        $17.968      $23.618         6,349
                             2006        $23.618      $31.834         6,698
                             2007        $31.834      $43.932         5,413
                             2008        $43.932      $18.672         5,902
                             2009        $18.672      $31.213         6,305
                             2010        $31.213      $36.481         6,058
                             2011        $36.481      $29.310         6,103
                             2012        $29.310      $34.513         5,747
                             2013        $34.513      $33.538         5,969
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $12.213      $13.533        19,015
                             2005        $13.533      $14.891        23,225
                             2006        $14.891      $17.780        23,546
                             2007        $17.780      $19.178        20,486
                             2008        $19.178      $13.390        17,020
                             2009        $13.390      $17.047        13,393
                             2010        $17.047      $19.103        12,817
                             2011        $19.103      $20.471        11,290
                             2012        $20.471      $23.249         7,839
                             2013        $23.249      $27.337         5,532
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $16.596         1,503
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $11.679      $12.328         1,427
                             2005        $12.328      $13.990         1,419
                             2006        $13.990      $14.271         1,943
                             2007        $14.271      $17.059         1,922
                             2008        $17.059      $ 8.490         1,778
                             2009        $ 8.490      $13.777         1,104
                             2010        $13.777      $16.599         1,097
                             2011        $16.599      $15.815           420
                             2012        $15.815      $17.722           417
                             2013        $17.722      $25.725           415

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2004        $13.076      $15.608         2,943
                             2005        $15.608      $17.990        15,439
                             2006        $17.990      $19.293        21,567
                             2007        $19.293      $23.242        19,996
                             2008        $23.242      $12.145        24,701
                             2009        $12.145      $18.780        19,300
                             2010        $18.780      $24.409        16,492
                             2011        $24.409      $22.264        17,648
                             2012        $22.264      $23.733        16,843
                             2013        $23.733      $32.061        13,585
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.580      $15.872        12,899
                             2005        $15.872      $17.606        12,585
                             2006        $17.606      $19.348        11,979
                             2007        $19.348      $19.572        11,879
                             2008        $19.572      $11.455        11,340
                             2009        $11.455      $16.506        10,838
                             2010        $16.506      $20.526        11,023
                             2011        $20.526      $18.412        10,256
                             2012        $18.412      $20.751         9,683
                             2013        $20.751      $34.935         9,348
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $12.746      $17.042        10,784
                             2005        $17.042      $19.552        22,939
                             2006        $19.552      $26.450        23,268
                             2007        $26.450      $21.498        24,634
                             2008        $21.498      $13.085        26,713
                             2009        $13.085      $16.520        24,287
                             2010        $16.520      $21.026        21,301
                             2011        $21.026      $21.831        19,178
                             2012        $21.831      $24.801        16,594
                             2013        $24.801      $24.797        17,194


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION
                           (ANNUAL INCREASE) OPTION

                           MORTALITY & EXPENSE = 1.6


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $12.271      $13.404       511,264
                             2005        $13.404      $13.770       489,546
                             2006        $13.770      $15.821       431,729
                             2007        $15.821      $16.291       376,960
                             2008        $16.291      $ 9.488       325,975
                             2009        $ 9.488      $11.215       290,950
                             2010        $11.215      $12.424       269,968
                             2011        $12.424      $12.943       232,607
                             2012        $12.943      $14.902       202,303
                             2013        $14.902      $19.699       130,135
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $12.437      $13.989       221,062
                             2005        $13.989      $15.338       246,517
                             2006        $15.338      $14.877       241,377
                             2007        $14.877      $16.460       233,850
                             2008        $16.460      $ 9.279       189,011
                             2009        $ 9.279      $12.108       182,021
                             2010        $12.108      $13.651       164,037
                             2011        $13.651      $13.537       138,787
                             2012        $13.537      $15.099       112,992
                             2013        $15.099      $19.830        88,880
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.862        86,632
                             2006        $11.862      $15.741       189,365
                             2007        $15.741      $16.321       211,417
                             2008        $16.321      $ 7.488       195,684
                             2009        $ 7.488      $ 9.880       179,802
                             2010        $ 9.880      $10.121       165,656
                             2011        $10.121      $ 8.008       160,938
                             2012        $ 8.008      $ 8.980       132,732
                             2013        $ 8.980      $10.824       97,431

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $11.472      $12.207       199,308
                             2005        $12.207      $13.769       197,532
                             2006        $13.769      $13.436       172,369
                             2007        $13.436      $14.991       156,130
                             2008        $14.991      $ 8.860       143,447
                             2009        $ 8.860      $11.930       127,365
                             2010        $11.930      $12.868       122,928
                             2011        $12.868      $12.225        96,912
                             2012        $12.225      $13.941        86,671
                             2013        $13.941      $18.757        71,647
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2004        $13.595      $15.899       410,042
                             2005        $15.899      $16.651       433,022
                             2006        $16.651      $18.676       415,530
                             2007        $18.676      $18.620       380,310
                             2008        $18.620      $11.749       324,217
                             2009        $11.749      $16.461       293,327
                             2010        $16.461      $20.466       256,322
                             2011        $20.466      $18.367       213,572
                             2012        $18.367      $21.369       183,608
                             2013        $21.369      $28.885       133,361
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.941        15,832
                             2006        $10.941      $13.270        23,344
                             2007        $13.270      $15.904        30,808
                             2008        $15.904      $ 9.878        48,081
                             2009        $ 9.878      $10.663             0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.720         8,804
                             2006        $10.720      $12.743        34,477
                             2007        $12.743      $11.993        32,222
                             2008        $11.993      $ 6.947        25,441
                             2009        $ 6.947      $ 8.258        25,735
                             2010        $ 8.258      $ 9.036        20,475
                             2011        $ 9.036      $ 8.540        18,154
                             2012        $ 8.540      $ 9.690        15,819
                             2013        $ 9.690      $12.989        13,493
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.876       128,269
                             2006        $11.876      $12.998       198,759
                             2007        $12.998      $14.973       230,214
                             2008        $14.973      $ 8.427       265,255
                             2009        $ 8.427      $11.211       274,217
                             2010        $11.211      $12.875       239,466
                             2011        $12.875      $12.292       208,949
                             2012        $12.292      $14.020       162,848
                             2013        $14.020      $18.032       127,871

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.076        23,495
                             2006        $11.076      $12.277        54,782
                             2007        $12.277      $13.486        56,369
                             2008        $13.486      $ 7.695        60,276
                             2009        $ 7.695      $ 9.599        60,722
                             2010        $ 9.599      $10.799        55,396
                             2011        $10.799      $10.750        43,518
                             2012        $10.750      $12.483        40,430
                             2013        $12.483      $16.337        28,227
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.463        24,058
                             2006        $10.463      $11.409        44,256
                             2007        $11.409      $11.488        48,022
                             2008        $11.488      $ 8.446        43,228
                             2009        $ 8.446      $11.900        41,973
                             2010        $11.900      $13.285        38,109
                             2011        $13.285      $13.533        32,429
                             2012        $13.533      $15.147        23,735
                             2013        $15.147      $15.723        21,097
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.095        46,521
                             2006        $12.095      $13.352        87,873
                             2007        $13.352      $15.123        82,129
                             2008        $15.123      $ 8.970        72,737
                             2009        $ 8.970      $12.311        60,751
                             2010        $12.311      $15.545        55,879
                             2011        $15.545      $13.611        52,920
                             2012        $13.611      $15.313        47,089
                             2013        $15.313      $20.433        42,356
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.200        13,970
                             2007        $10.200      $10.513       111,459
                             2008        $10.513      $10.610       367,684
                             2009        $10.610      $10.470       349,523
                             2010        $10.470      $10.290       203,488
                             2011        $10.290      $10.107       205,286
                             2012        $10.107      $ 9.927       157,735
                             2013        $ 9.927      $ 9.750       132,362
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.140         5,522
                             2006        $11.140      $11.510        16,179
                             2007        $11.510      $12.922        14,761
                             2008        $12.922      $ 8.209        28,562
                             2009        $ 8.209      $10.720        32,985
                             2010        $10.720      $12.233        21,639
                             2011        $12.233      $11.438        15,644
                             2012        $11.438      $12.273         8,978
                             2013        $12.273      $16.572         7,370

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.681        73,675
                             2005        $10.681      $10.838        95,386
                             2006        $10.838      $11.641        91,682
                             2007        $11.641      $11.742        86,499
                             2008        $11.742      $ 8.836        75,011
                             2009        $ 8.836      $12.383        70,314
                             2010        $12.383      $13.774        62,407
                             2011        $13.774      $14.145        49,113
                             2012        $14.145      $16.053        42,918
                             2013        $16.053      $17.000        39,330
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.225        65,570
                             2005        $11.225      $11.202       185,049
                             2006        $11.202      $13.008       238,471
                             2007        $13.008      $13.254       255,837
                             2008        $13.254      $ 9.156       245,214
                             2009        $ 9.156      $12.194       215,912
                             2010        $12.194      $13.493       165,003
                             2011        $13.493      $13.568       136,159
                             2012        $13.568      $15.011       120,273
                             2013        $15.011      $16.797       112,863
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.366        24,927
                             2006        $11.366      $13.737        31,082
                             2007        $13.737      $15.088        49,812
                             2008        $15.088      $10.601        59,854
                             2009        $10.601      $12.839        55,957
                             2010        $12.839      $14.118        63,655
                             2011        $14.118      $13.455        38,794
                             2012        $13.455      $14.979        31,389
                             2013        $14.979      $18.773        28,565
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.937        54,470
                             2005        $10.937      $11.875       120,041
                             2006        $11.875      $13.807       135,146
                             2007        $13.807      $14.031       136,965
                             2008        $14.031      $ 8.666       133,034
                             2009        $ 8.666      $10.728       117,078
                             2010        $10.728      $11.715       108,701
                             2011        $11.715      $11.386        90,810
                             2012        $11.386      $12.774        80,230
                             2013        $12.774      $16.091        66,461
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.504        52,429
                             2005        $11.504      $12.447       173,728
                             2006        $12.447      $14.847       227,817
                             2007        $14.847      $16.833       214,641
                             2008        $16.833      $ 9.856       217,770
                             2009        $ 9.856      $13.266       203,493
                             2010        $13.266      $14.124       195,727
                             2011        $14.124      $12.396       151,685
                             2012        $12.396      $14.393       125,835
                             2013        $14.393      $17.383        93,158

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.510        25,428
                             2006        $10.510      $12.659        70,169
                             2007        $12.659      $12.463        67,358
                             2008        $12.463      $ 8.113        53,313
                             2009        $ 8.113      $ 9.427        53,483
                             2010        $ 9.427      $10.295        52,509
                             2011        $10.295      $ 9.398        47,223
                             2012        $ 9.398      $10.995        46,263
                             2013        $10.995      $14.387        23,534
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.362        44,698
                             2006        $11.362      $12.963        49,736
                             2007        $12.963      $13.068        39,835
                             2008        $13.068      $ 8.122        37,011
                             2009        $ 8.122      $10.621        31,874
                             2010        $10.621      $13.039        27,633
                             2011        $13.039      $11.989        29,160
                             2012        $11.989      $13.949        24,980
                             2013        $13.949      $18.205        20,677
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.329        52,794
                             2006        $11.329      $12.492       113,695
                             2007        $12.492      $10.216       109,245
                             2008        $10.216      $ 6.638        96,357
                             2009        $ 6.638      $ 8.323        92,684
                             2010        $ 8.323      $10.637        74,750
                             2011        $10.637      $10.517        72,960
                             2012        $10.517      $11.653        69,266
                             2013        $11.653      $15.522        43,027
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.257        18,819
                             2006        $11.257      $12.481        45,956
                             2007        $12.481      $11.969        57,135
                             2008        $11.969      $ 7.460        57,686
                             2009        $ 7.460      $ 8.875        60,771
                             2010        $ 8.875      $ 9.836        53,057
                             2011        $ 9.836      $10.051        42,308
                             2012        $10.051      $11.298        38,376
                             2013        $11.298      $15.259        30,048
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.813      $12.388       273,736
                             2005        $12.388      $13.096       257,568
                             2006        $13.096      $13.200       227,629
                             2007        $13.200      $15.120       187,277
                             2008        $15.120      $ 7.556       165,737
                             2009        $ 7.556      $12.292       152,574
                             2010        $12.292      $14.434       140,029
                             2011        $14.434      $13.270       111,899
                             2012        $13.270      $14.778       120,469
                             2013        $14.778      $20.289        95,123

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $13.363      $15.030        504,735
                             2005        $15.030      $16.555        528,435
                             2006        $16.555      $19.613        525,273
                             2007        $19.613      $20.752        453,633
                             2008        $20.752      $11.938        399,240
                             2009        $11.938      $16.316        363,620
                             2010        $16.316      $19.578        327,945
                             2011        $19.578      $19.388        273,110
                             2012        $19.388      $22.291        217,410
                             2013        $22.291      $29.321        161,635
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $12.226      $12.768        118,640
                             2005        $12.768      $13.615         92,533
                             2006        $13.615      $14.182         84,229
                             2007        $14.182      $15.561         63,558
                             2008        $15.561      $ 8.768         54,320
                             2009        $ 8.768      $10.395         51,906
                             2010        $10.395      $11.762         42,642
                             2011        $11.762      $10.614         33,946
                             2012        $10.614      $12.170              0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $12.483      $14.396      1,533,840
                             2005        $14.396      $14.720      1,692,330
                             2006        $14.720      $16.777      1,579,414
                             2007        $16.777      $16.092      1,433,747
                             2008        $16.092      $10.145      1,216,650
                             2009        $10.145      $12.794      1,114,963
                             2010        $12.794      $14.538        997,958
                             2011        $14.538      $13.977        802,960
                             2012        $13.977      $16.324        661,987
                             2013        $16.324      $21.748        525,117
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.768         77,159
                             2007        $10.768      $11.407         66,993
                             2008        $11.407      $ 7.806         63,148
                             2009        $ 7.806      $ 9.811         58,633
                             2010        $ 9.811      $10.527         55,539
                             2011        $10.527      $10.308         53,164
                             2012        $10.308      $11.502         39,814
                             2013        $11.502      $14.564         36,287
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2004        $12.219      $12.985        593,089
                             2005        $12.985      $13.436        587,556
                             2006        $13.436      $14.625        523,933
                             2007        $14.625      $14.922        477,295
                             2008        $14.922      $ 9.312        408,515
                             2009        $ 9.312      $11.334        381,858
                             2010        $11.334      $12.267        351,993
                             2011        $12.267      $12.040        335,925
                             2012        $12.040      $13.996        302,416
                             2013        $13.996      $17.975        235,658

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $11.582      $12.685        219,831
                             2005        $12.685      $13.378        284,190
                             2006        $13.378      $14.792        302,006
                             2007        $14.792      $15.014        233,588
                             2008        $15.014      $11.401        210,875
                             2009        $11.401      $13.715        208,065
                             2010        $13.715      $15.090        194,361
                             2011        $15.090      $14.628        201,695
                             2012        $14.628      $16.145        178,909
                             2013        $16.145      $19.802        127,415
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $12.013        183,518
                             2012        $12.013      $13.380        159,127
                             2013        $13.380      $16.065        117,981
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2004        $12.927      $14.556        386,604
                             2005        $14.556      $15.178        423,825
                             2006        $15.178      $18.128        406,602
                             2007        $18.128      $19.006        355,135
                             2008        $19.006      $10.996        292,447
                             2009        $10.996      $12.540        257,977
                             2010        $12.540      $13.779        229,489
                             2011        $13.779      $14.847              0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $12.381      $13.876        968,432
                             2005        $13.876      $14.953      1,018,304
                             2006        $14.953      $17.032        950,406
                             2007        $17.032      $17.148        814,975
                             2008        $17.148      $11.416        710,538
                             2009        $11.416      $13.915        636,658
                             2010        $13.915      $15.332        568,161
                             2011        $15.332      $14.718        434,822
                             2012        $14.718      $16.527        340,948
                             2013        $16.527      $21.713        265,644
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $18.596         62,225
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2004        $11.293      $12.152        229,257
                             2005        $12.152      $12.164        200,736
                             2006        $12.164      $13.023        180,513
                             2007        $13.023      $13.288        163,166
                             2008        $13.288      $10.023        141,061
                             2009        $10.023      $14.201        119,318
                             2010        $14.201      $15.336         95,689
                             2011        $15.336      $15.311         76,825
                             2012        $15.311      $17.818         67,728
                             2013        $17.818      $18.360              0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2004        $11.626      $12.642       246,783
                             2005        $12.642      $13.249       186,933
                             2006        $13.249      $14.829       154,684
                             2007        $14.829      $14.980       126,485
                             2008        $14.980      $10.821        88,670
                             2009        $10.821      $13.274        83,089
                             2010        $13.274      $14.619        63,827
                             2011        $14.619      $15.540             0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 8.044        28,077
                             2012        $ 8.044      $ 9.105        18,608
                             2013        $ 9.105      $10.615        22,742
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.789        18,120
                             2005        $10.789      $11.367        30,705
                             2006        $11.367      $12.390        23,131
                             2007        $12.390      $13.297        20,634
                             2008        $13.297      $ 9.313        14,494
                             2009        $ 9.313      $11.877        15,999
                             2010        $11.877      $13.272         9,869
                             2011        $13.272      $12.187         9,013
                             2012        $12.187      $13.239         8,961
                             2013        $13.239      $16.703         5,321
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $12.820      $14.466       104,150
                             2005        $14.466      $15.786        87,685
                             2006        $15.786      $16.268        86,803
                             2007        $16.268      $18.787        85,796
                             2008        $18.787      $ 9.809        76,994
                             2009        $ 9.809      $15.064        69,894
                             2010        $15.064      $18.830        64,101
                             2011        $18.830      $16.762        47,485
                             2012        $16.762      $18.375        41,066
                             2013        $18.375      $24.652        27,315
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2004        $12.073      $13.077       702,177
                             2005        $13.077      $13.413       684,206
                             2006        $13.413      $15.178       613,720
                             2007        $15.178      $15.650       546,807
                             2008        $15.650      $ 9.642       544,019
                             2009        $ 9.642      $11.937       523,288
                             2010        $11.937      $13.434       448,002
                             2011        $13.434      $13.396       362,449
                             2012        $13.396      $15.197       284,203
                             2013        $15.197      $19.635       227,394

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2004        $12.878      $14.019       249,632
                             2005        $14.019      $14.516       226,779
                             2006        $14.516      $16.102       206,748
                             2007        $16.102      $16.028       182,860
                             2008        $16.028      $ 7.570       175,621
                             2009        $ 7.570      $10.984       144,679
                             2010        $10.984      $11.537       139,030
                             2011        $11.537      $10.946       112,205
                             2012        $10.946      $12.647       100,927
                             2013        $12.647      $16.554        81,163
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.724        34,936
                             2007        $10.724      $12.033        59,894
                             2008        $12.033      $ 6.083        36,073
                             2009        $ 6.083      $ 8.157        45,600
                             2010        $ 8.157      $ 8.804        33,046
                             2011        $ 8.804      $ 9.582             0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2004        $11.466      $13.545        68,278
                             2005        $13.545      $15.212        73,643
                             2006        $15.212      $17.933        70,934
                             2007        $17.933      $21.140        48,527
                             2008        $21.140      $13.817        42,693
                             2009        $13.817      $16.126        41,626
                             2010        $16.126      $16.905        37,718
                             2011        $16.905      $19.230        32,675
                             2012        $19.230      $22.367        21,847
                             2013        $22.367      $25.820        14,603
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2004        $12.193      $13.468        84,626
                             2005        $13.468      $16.234        78,098
                             2006        $16.234      $17.162        84,452
                             2007        $17.162      $20.121        70,816
                             2008        $20.121      $10.077        69,826
                             2009        $10.077      $16.732        58,625
                             2010        $16.732      $20.661        54,194
                             2011        $20.661      $18.750        34,630
                             2012        $18.750      $20.553        28,298
                             2013        $20.553      $21.794             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2004        $12.648      $13.971       144,798
                             2005        $13.971      $14.869       124,317
                             2006        $14.869      $18.967       109,160
                             2007        $18.967      $21.483        90,999
                             2008        $21.483      $12.059        59,683
                             2009        $12.059      $15.089        50,249
                             2010        $15.089      $15.851        47,124
                             2011        $15.851      $14.033        38,733
                             2012        $14.033      $16.284        36,008
                             2013        $16.284      $20.344        27,249

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2004        $12.560      $13.851         43,351
                             2005        $13.851      $14.480         41,510
                             2006        $14.480      $16.831         34,505
                             2007        $16.831      $19.285         28,403
                             2008        $19.285      $10.614         27,637
                             2009        $10.614      $10.132              0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2004        $10.276      $10.604        909,171
                             2005        $10.604      $10.735      1,009,551
                             2006        $10.735      $11.106      1,103,429
                             2007        $11.106      $11.532      1,103,099
                             2008        $11.532      $10.293        897,151
                             2009        $10.293      $12.363        884,208
                             2010        $12.363      $13.236        764,559
                             2011        $13.236      $13.612        600,132
                             2012        $13.612      $15.216        538,711
                             2013        $15.216      $15.065        467,430
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2004        $ 9.984      $ 9.920        954,804
                             2005        $ 9.920      $ 9.890      1,059,818
                             2006        $ 9.890      $10.105      1,027,297
                             2007        $10.105      $10.201        930,092
                             2008        $10.201      $ 8.494        799,489
                             2009        $ 8.494      $ 8.805        738,542
                             2010        $ 8.805      $ 8.840        586,514
                             2011        $ 8.840      $ 8.895        432,352
                             2012        $ 8.895      $ 9.002        397,144
                             2013        $ 9.002      $ 8.849        383,742
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2004        $ 9.902      $ 9.785        608,186
                             2005        $ 9.785      $ 9.854        704,574
                             2006        $ 9.854      $10.099        688,247
                             2007        $10.099      $10.381        836,583
                             2008        $10.381      $10.418        944,549
                             2009        $10.418      $10.233        701,934
                             2010        $10.233      $10.051        565,102
                             2011        $10.051      $ 9.873        445,515
                             2012        $ 9.873      $ 9.697        520,034
                             2013        $ 9.697      $ 9.524        505,064
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2004        $11.844      $12.896        563,235
                             2005        $12.896      $14.932        558,613
                             2006        $14.932      $15.240        539,817
                             2007        $15.240      $17.845        485,775
                             2008        $17.845      $ 9.157        435,365
                             2009        $ 9.157      $15.365        373,643
                             2010        $15.365      $19.230        311,557
                             2011        $19.230      $17.571        267,443
                             2012        $17.571      $19.342        238,268
                             2013        $19.342      $28.565        201,324

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2004        $11.993      $12.970       293,243
                             2005        $12.970      $13.766       263,391
                             2006        $13.766      $15.514       264,572
                             2007        $15.514      $16.511       242,918
                             2008        $16.511      $12.291       241,105
                             2009        $12.291      $14.417       267,015
                             2010        $14.417      $15.079       241,365
                             2011        $15.079      $13.606       181,003
                             2012        $13.606      $14.254       168,045
                             2013        $14.254      $15.163             0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.484        33,890
                             2007        $ 9.484      $11.469        17,853
                             2008        $11.469      $ 6.324        63,070
                             2009        $ 6.324      $ 8.795        70,179
                             2010        $ 8.795      $10.733        78,454
                             2011        $10.733      $ 9.746        79,223
                             2012        $ 9.746      $10.061        73,606
                             2013        $10.061      $ 8.427        38,748
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.696         2,821
                             2007        $10.696      $11.105         4,937
                             2008        $11.105      $ 9.307        14,398
                             2009        $ 9.307      $11.924        18,572
                             2010        $11.924      $13.122        22,241
                             2011        $13.122      $13.690        25,855
                             2012        $13.690      $15.830        22,667
                             2013        $15.830      $14.452        17,027
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.111         7,240
                             2007        $10.111      $10.979        64,914
                             2008        $10.979      $10.014       122,143
                             2009        $10.014      $11.632       127,372
                             2010        $11.632      $12.338       137,203
                             2011        $12.338      $13.519        78,423
                             2012        $13.519      $14.424        60,790
                             2013        $14.424      $12.848        43,679
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.293        60,346
                             2007        $10.293      $10.983       155,006
                             2008        $10.983      $11.295       251,545
                             2009        $11.295      $12.642       340,484
                             2010        $12.642      $13.410       278,385
                             2011        $13.410      $13.633       266,336
                             2012        $13.633      $14.659       168,618
                             2013        $14.659      $14.100       171,567
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.998        42,530
                             2010        $ 7.998      $ 8.846        42,499
                             2011        $ 8.846      $ 8.855        33,883
                             2012        $ 8.855      $10.374        25,840
                             2013        $10.374      $13.491        23,406

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $11.303      $12.012        96,823
                             2005        $12.012      $12.270       100,498
                             2006        $12.270      $13.487        77,063
                             2007        $13.487      $13.371        67,710
                             2008        $13.371      $ 7.784        52,794
                             2009        $ 7.784      $ 9.604        51,060
                             2010        $ 9.604      $10.453        47,586
                             2011        $10.453      $10.551        41,835
                             2012        $10.551      $11.660        39,847
                             2013        $11.660      $13.523        33,436
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $12.276      $13.396       123,948
                             2005        $13.396      $13.845       103,872
                             2006        $13.845      $15.762        94,372
                             2007        $15.762      $14.543        82,711
                             2008        $14.543      $ 8.756        76,589
                             2009        $ 8.756      $11.162        55,728
                             2010        $11.162      $12.539        58,343
                             2011        $12.539      $11.743        45,353
                             2012        $11.743      $13.740        44,174
                             2013        $13.740      $18.308        29,484
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $12.645      $14.430       336,087
                             2005        $14.430      $15.902       355,556
                             2006        $15.902      $19.947       357,451
                             2007        $19.947      $21.227       346,127
                             2008        $21.227      $11.684       307,637
                             2009        $11.684      $14.302       268,156
                             2010        $14.302      $15.454       236,082
                             2011        $15.454      $12.608       213,356
                             2012        $12.608      $15.095       171,415
                             2013        $15.095      $18.986       145,536
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.142      $13.433        12,695
                             2005        $13.433      $14.355        10,818
                             2006        $14.355      $16.063         8,811
                             2007        $16.063      $14.959         7,412
                             2008        $14.959      $ 8.881         3,597
                             2009        $ 8.881      $11.410         3,267
                             2010        $11.410      $12.766         2,437
                             2011        $12.766      $12.543         1,258
                             2012        $12.543      $14.391         1,222
                             2013        $14.391      $19.098         1,148
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.911        21,809
                             2006        $10.911      $12.432        38,307
                             2007        $12.432      $11.612        44,470
                             2008        $11.612      $ 6.299        47,112
                             2009        $ 6.299      $ 5.930             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $11.712      $12.081       265,523
                             2005        $12.081      $12.541       262,613
                             2006        $12.541      $12.987       232,496
                             2007        $12.987      $13.457       195,573
                             2008        $13.457      $ 8.322       162,064
                             2009        $ 8.322      $13.395       138,929
                             2010        $13.395      $15.891       121,085
                             2011        $15.891      $12.821       109,042
                             2012        $12.821      $14.383        93,838
                             2013        $14.383      $20.302        78,913
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $11.281      $12.196        89,265
                             2005        $12.196      $13.431        89,271
                             2006        $13.431      $14.617        86,866
                             2007        $14.617      $15.272        76,596
                             2008        $15.272      $12.752        64,245
                             2009        $12.752      $16.295        55,845
                             2010        $16.295      $17.562        42,922
                             2011        $17.562      $18.436        29,156
                             2012        $18.436      $21.342        23,849
                             2013        $21.342      $19.124        23,749
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2004        $14.862      $17.952       111,634
                             2005        $17.952      $23.586       132,293
                             2006        $23.586      $31.775       150,988
                             2007        $31.775      $43.828       131,533
                             2008        $43.828      $18.619        92,473
                             2009        $18.619      $31.107       103,188
                             2010        $31.107      $36.339        98,804
                             2011        $36.339      $29.181        81,458
                             2012        $29.181      $34.343        66,965
                             2013        $34.343      $33.357        53,667
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $12.209      $13.522       338,179
                             2005        $13.522      $14.871       478,749
                             2006        $14.871      $17.747       485,462
                             2007        $17.747      $19.132       430,629
                             2008        $19.132      $13.352       350,871
                             2009        $13.352      $16.989       346,172
                             2010        $16.989      $19.029       304,773
                             2011        $19.029      $20.380       215,320
                             2012        $20.380      $23.135       174,559
                             2013        $23.135      $27.189       135,664
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $16.506       112,188

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $11.675      $12.318       236,992
                             2005        $12.318      $13.971       219,751
                             2006        $13.971      $14.244       207,752
                             2007        $14.244      $17.019       180,460
                             2008        $17.019      $ 8.466       149,586
                             2009        $ 8.466      $13.730       133,363
                             2010        $13.730      $16.534       113,697
                             2011        $16.534      $15.745        79,779
                             2012        $15.745      $17.635        69,603
                             2013        $17.635      $25.586        42,631
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2004        $13.071      $15.595       350,134
                             2005        $15.595      $17.966       365,037
                             2006        $17.966      $19.257       361,315
                             2007        $19.257      $23.187       317,263
                             2008        $23.187      $12.110       252,202
                             2009        $12.110      $18.717       220,515
                             2010        $18.717      $24.314       196,336
                             2011        $24.314      $22.166       151,437
                             2012        $22.166      $23.616       129,969
                             2013        $23.616      $31.888        97,077
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.575      $15.858       274,833
                             2005        $15.858      $17.582       272,789
                             2006        $17.582      $19.312       262,092
                             2007        $19.312      $19.526       226,867
                             2008        $19.526      $11.422       191,537
                             2009        $11.422      $16.450       172,191
                             2010        $16.450      $20.446       157,070
                             2011        $20.446      $18.331       123,216
                             2012        $18.331      $20.650        91,807
                             2013        $20.650      $34.746        63,066
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $12.742      $17.028       357,931
                             2005        $17.028      $19.525       373,998
                             2006        $19.525      $26.401       347,422
                             2007        $26.401      $21.447       301,144
                             2008        $21.447      $13.047       254,512
                             2009        $13.047      $16.464       215,423
                             2010        $16.464      $20.944       182,945
                             2011        $20.944      $21.735       151,102
                             2012        $21.735      $24.679       127,717
                             2013        $24.679      $24.662       102,870


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND THE
                           EARNINGS PROTECTION DEATH

                           BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.65


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $12.267      $13.393        12,582
                             2005        $13.393      $13.751        13,389
                             2006        $13.751      $15.791        12,166
                             2007        $15.791      $16.253        10,529
                             2008        $16.253      $ 9.461         9,411
                             2009        $ 9.461      $11.177         8,810
                             2010        $11.177      $12.375         7,412
                             2011        $12.375      $12.886         4,827
                             2012        $12.886      $14.829         3,507
                             2013        $14.829      $19.592         1,987
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $12.433      $13.977        12,752
                             2005        $13.977      $15.317        12,193
                             2006        $15.317      $14.850        12,009
                             2007        $14.850      $16.421        11,658
                             2008        $16.421      $ 9.252         5,908
                             2009        $ 9.252      $12.067        15,958
                             2010        $12.067      $13.598         7,005
                             2011        $13.598      $13.477         6,497
                             2012        $13.477      $15.025         7,022
                             2013        $15.025      $19.723         5,893
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.858         6,883
                             2006        $11.858      $15.728         5,318
                             2007        $15.728      $16.299         6,047
                             2008        $16.299      $ 7.474         4,677
                             2009        $ 7.474      $ 9.857         4,503
                             2010        $ 9.857      $10.092         2,263
                             2011        $10.092      $ 7.981         2,381
                             2012        $ 7.981      $ 8.945         2,377
                             2013        $ 8.945      $10.777         2,354

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $11.468      $12.197         3,106
                             2005        $12.197      $13.750         3,119
                             2006        $13.750      $13.411         3,141
                             2007        $13.411      $14.955         3,108
                             2008        $14.955      $ 8.834         3,137
                             2009        $ 8.834      $11.889         3,041
                             2010        $11.889      $12.818         3,026
                             2011        $12.818      $12.171         2,761
                             2012        $12.171      $13.872         2,747
                             2013        $13.872      $18.655         2,735
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2004        $13.591      $15.885         7,652
                             2005        $15.885      $16.628        12,394
                             2006        $16.628      $18.641        13,316
                             2007        $18.641      $18.576        13,207
                             2008        $18.576      $11.715         9,876
                             2009        $11.715      $16.405         5,780
                             2010        $16.405      $20.386         5,243
                             2011        $20.386      $18.286         4,234
                             2012        $18.286      $21.264         3,948
                             2013        $21.264      $28.728         3,240
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.937         5,782
                             2006        $10.937      $13.259         5,753
                             2007        $13.259      $15.883         5,763
                             2008        $15.883      $ 9.860         5,744
                             2009        $ 9.860      $10.639             0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.717             0
                             2006        $10.717      $12.732           184
                             2007        $12.732      $11.976           183
                             2008        $11.976      $ 6.934           181
                             2009        $ 6.934      $ 8.238           179
                             2010        $ 8.238      $ 9.010           178
                             2011        $ 9.010      $ 8.511           176
                             2012        $ 8.511      $ 9.652           175
                             2013        $ 9.652      $12.932           174
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.872         7,206
                             2006        $11.872      $12.987         9,608
                             2007        $12.987      $14.952        10,041
                             2008        $14.952      $ 8.411         6,445
                             2009        $ 8.411      $11.185         4,562
                             2010        $11.185      $12.837         5,466
                             2011        $12.837      $12.251         5,327
                             2012        $12.251      $13.966         5,208
                             2013        $13.966      $17.952         4,804

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.073         1,493
                             2006        $11.073      $12.267         2,198
                             2007        $12.267      $13.468         2,788
                             2008        $13.468      $ 7.681         2,017
                             2009        $ 7.681      $ 9.576         2,023
                             2010        $ 9.576      $10.768         2,006
                             2011        $10.768      $10.713         1,965
                             2012        $10.713      $12.435         3,888
                             2013        $12.435      $16.265         3,838
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.459           389
                             2006        $10.459      $11.399           720
                             2007        $11.399      $11.473           490
                             2008        $11.473      $ 8.430           490
                             2009        $ 8.430      $11.872           490
                             2010        $11.872      $13.247           490
                             2011        $13.247      $13.487           470
                             2012        $13.487      $15.088           454
                             2013        $15.088      $15.654             0
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.091         8,478
                             2006        $12.091      $13.341         6,087
                             2007        $13.341      $15.103         5,851
                             2008        $15.103      $ 8.953         5,548
                             2009        $ 8.953      $12.282         3,713
                             2010        $12.282      $15.500         1,054
                             2011        $15.500      $13.564           983
                             2012        $13.564      $15.253           950
                             2013        $15.253      $20.343           923
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.196             0
                             2007        $10.196      $10.504           265
                             2008        $10.504      $10.596        31,344
                             2009        $10.596      $10.450        18,229
                             2010        $10.450      $10.265         4,852
                             2011        $10.265      $10.078        10,094
                             2012        $10.078      $ 9.893         9,825
                             2013        $ 9.893      $ 9.712         9,355
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.136             0
                             2006        $11.136      $11.501             0
                             2007        $11.501      $12.905           504
                             2008        $12.905      $ 8.194           129
                             2009        $ 8.194      $10.695           124
                             2010        $10.695      $12.198           121
                             2011        $12.198      $11.399           123
                             2012        $11.399      $12.225           128
                             2013        $12.225      $16.498           115

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.677         5,103
                             2005        $10.677      $10.829         6,128
                             2006        $10.829      $11.625         5,895
                             2007        $11.625      $11.720         5,669
                             2008        $11.720      $ 8.815         3,965
                             2009        $ 8.815      $12.347         3,342
                             2010        $12.347      $13.727         2,178
                             2011        $13.727      $14.090         1,541
                             2012        $14.090      $15.982           876
                             2013        $15.982      $16.916           893
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.221             0
                             2005        $11.221      $11.192        17,818
                             2006        $11.192      $12.991        20,137
                             2007        $12.991      $13.229        19,765
                             2008        $13.229      $ 9.135        18,890
                             2009        $ 9.135      $12.158        19,806
                             2010        $12.158      $13.447        18,821
                             2011        $13.447      $13.515        17,630
                             2012        $13.515      $14.944         5,806
                             2013        $14.944      $16.715         3,909
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.362         2,061
                             2006        $11.362      $13.725         2,051
                             2007        $13.725      $15.068         2,388
                             2008        $15.068      $10.582         2,321
                             2009        $10.582      $12.809         2,315
                             2010        $12.809      $14.077         3,737
                             2011        $14.077      $13.409         3,720
                             2012        $13.409      $14.920         3,686
                             2013        $14.920      $18.690         3,662
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.933             0
                             2005        $10.933      $11.865           548
                             2006        $11.865      $13.789           976
                             2007        $13.789      $14.004           517
                             2008        $14.004      $ 8.645           483
                             2009        $ 8.645      $10.697           447
                             2010        $10.697      $11.675           417
                             2011        $11.675      $11.342           386
                             2012        $11.342      $12.718           360
                             2013        $12.718      $16.012           334
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.500           452
                             2005        $11.500      $12.437        14,246
                             2006        $12.437      $14.827        14,189
                             2007        $14.827      $16.802        12,746
                             2008        $16.802      $ 9.833        12,796
                             2009        $ 9.833      $13.227         6,290
                             2010        $13.227      $14.076         4,805
                             2011        $14.076      $12.348         4,746
                             2012        $12.348      $14.330         4,717
                             2013        $14.330      $17.297         4,690

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.506           949
                             2006        $10.506      $12.648         1,273
                             2007        $12.648      $12.446         1,277
                             2008        $12.446      $ 8.098           230
                             2009        $ 8.098      $ 9.405           240
                             2010        $ 9.405      $10.266           244
                             2011        $10.266      $ 9.366           248
                             2012        $ 9.366      $10.952           244
                             2013        $10.952      $14.324           237
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.358         4,856
                             2006        $11.358      $12.952         2,327
                             2007        $12.952      $13.050         2,202
                             2008        $13.050      $ 8.107         2,190
                             2009        $ 8.107      $10.596           484
                             2010        $10.596      $13.001         3,778
                             2011        $13.001      $11.949         3,755
                             2012        $11.949      $13.894         3,736
                             2013        $13.894      $18.125         3,719
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.325         4,549
                             2006        $11.325      $12.481         4,917
                             2007        $12.481      $10.203         4,814
                             2008        $10.203      $ 6.626         4,772
                             2009        $ 6.626      $ 8.303         3,009
                             2010        $ 8.303      $10.606         2,362
                             2011        $10.606      $10.481         2,280
                             2012        $10.481      $11.608         2,253
                             2013        $11.608      $15.454         1,416
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.253         4,225
                             2006        $11.253      $12.471         4,241
                             2007        $12.471      $11.953         4,793
                             2008        $11.953      $ 7.446         3,921
                             2009        $ 7.446      $ 8.854           523
                             2010        $ 8.854      $ 9.808           491
                             2011        $ 9.808      $10.017           447
                             2012        $10.017      $11.254           450
                             2013        $11.254      $15.192           410
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.809      $12.378         7,793
                             2005        $12.378      $13.079        10,109
                             2006        $13.079      $13.176        10,083
                             2007        $13.176      $15.084         9,907
                             2008        $15.084      $ 7.534         9,573
                             2009        $ 7.534      $12.250         2,861
                             2010        $12.250      $14.378         2,480
                             2011        $14.378      $13.212         2,326
                             2012        $13.212      $14.705         3,041
                             2013        $14.705      $20.180         2,984

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $13.359      $15.018        14,116
                             2005        $15.018      $16.533        18,484
                             2006        $16.533      $19.577        18,870
                             2007        $19.577      $20.702        17,661
                             2008        $20.702      $11.904        14,968
                             2009        $11.904      $16.260        11,306
                             2010        $16.260      $19.502         9,649
                             2011        $19.502      $19.302         8,935
                             2012        $19.302      $22.181         7,625
                             2013        $22.181      $29.162         6,473
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $12.222      $12.757         1,335
                             2005        $12.757      $13.597         1,686
                             2006        $13.597      $14.156         1,677
                             2007        $14.156      $15.524         1,611
                             2008        $15.524      $ 8.743         1,599
                             2009        $ 8.743      $10.360         1,588
                             2010        $10.360      $11.716         1,578
                             2011        $11.716      $10.567         1,079
                             2012        $10.567      $12.115             0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $12.479      $14.384        64,842
                             2005        $14.384      $14.700        78,954
                             2006        $14.700      $16.746        78,985
                             2007        $16.746      $16.054        73,591
                             2008        $16.054      $10.116        66,042
                             2009        $10.116      $12.751        52,072
                             2010        $12.751      $14.481        36,907
                             2011        $14.481      $13.915        29,717
                             2012        $13.915      $16.244        22,612
                             2013        $16.244      $21.630        17,465
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.764        10,679
                             2007        $10.764      $11.397        10,635
                             2008        $11.397      $ 7.795         8,670
                             2009        $ 7.795      $ 9.793         1,636
                             2010        $ 9.793      $10.502           470
                             2011        $10.502      $10.279           473
                             2012        $10.279      $11.462           276
                             2013        $11.462      $14.507           274
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2004        $12.214      $12.974        42,426
                             2005        $12.974      $13.418        42,667
                             2006        $13.418      $14.598        35,818
                             2007        $14.598      $14.887        34,950
                             2008        $14.887      $ 9.285        31,455
                             2009        $ 9.285      $11.296        21,851
                             2010        $11.296      $12.220        19,407
                             2011        $12.220      $11.987        13,445
                             2012        $11.987      $13.928         2,829
                             2013        $13.928      $17.878         2,603

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $11.579      $12.675         8,394
                             2005        $12.675      $13.360        11,710
                             2006        $13.360      $14.765        11,431
                             2007        $14.765      $14.979        10,811
                             2008        $14.979      $11.368        10,618
                             2009        $11.368      $13.668         8,326
                             2010        $13.668      $15.031         6,179
                             2011        $15.031      $14.563         6,169
                             2012        $14.563      $16.066         5,518
                             2013        $16.066      $19.695         5,419
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $11.960         2,552
                             2012        $11.960      $13.314         1,554
                             2013        $13.314      $15.978         1,430
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2004        $12.923      $14.543         7,012
                             2005        $14.543      $15.158         8,447
                             2006        $15.158      $18.094         8,149
                             2007        $18.094      $18.961         7,279
                             2008        $18.961      $10.965         6,775
                             2009        $10.965      $12.497         8,630
                             2010        $12.497      $13.725         4,797
                             2011        $13.725      $14.786             0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $12.377      $13.865        48,885
                             2005        $13.865      $14.933        49,163
                             2006        $14.933      $17.001        39,602
                             2007        $17.001      $17.107        38,697
                             2008        $17.107      $11.383        37,668
                             2009        $11.383      $13.868        28,917
                             2010        $13.868      $15.272        24,705
                             2011        $15.272      $14.653        22,142
                             2012        $14.653      $16.446        17,189
                             2013        $16.446      $21.595        15,670
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $18.496         6,084
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2004        $11.289      $12.141        17,458
                             2005        $12.141      $12.148        11,932
                             2006        $12.148      $12.999        10,567
                             2007        $12.999      $13.256        10,434
                             2008        $13.256      $ 9.994         9,977
                             2009        $ 9.994      $14.153         9,672
                             2010        $14.153      $15.276         9,578
                             2011        $15.276      $15.243         8,946
                             2012        $15.243      $17.731         6,089
                             2013        $17.731      $18.267             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2004        $11.622      $12.631         1,852
                             2005        $12.631      $13.232         1,841
                             2006        $13.232      $14.802         1,720
                             2007        $14.802      $14.944         1,712
                             2008        $14.944      $10.790         1,702
                             2009        $10.790      $13.229           575
                             2010        $13.229      $14.562            79
                             2011        $14.562      $15.477             0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 8.021           250
                             2012        $ 8.021      $ 9.074           246
                             2013        $ 9.074      $10.574           255
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.786           177
                             2005        $10.786      $11.357         1,941
                             2006        $11.357      $12.373         1,932
                             2007        $12.373      $13.272         1,925
                             2008        $13.272      $ 9.291         1,917
                             2009        $ 9.291      $11.843         1,885
                             2010        $11.843      $13.227         1,744
                             2011        $13.227      $12.139         1,712
                             2012        $12.139      $13.181         1,705
                             2013        $13.181      $16.621         1,698
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $12.816      $14.454         7,754
                             2005        $14.454      $15.765         7,320
                             2006        $15.765      $16.238         5,454
                             2007        $16.238      $18.742         5,371
                             2008        $18.742      $ 9.781         5,112
                             2009        $ 9.781      $15.013         3,765
                             2010        $15.013      $18.756         3,680
                             2011        $18.756      $16.688         3,599
                             2012        $16.688      $18.285         1,968
                             2013        $18.285      $24.519         1,912
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2004        $12.069      $13.066        25,185
                             2005        $13.066      $13.395        80,663
                             2006        $13.395      $15.149        81,629
                             2007        $15.149      $15.613        80,162
                             2008        $15.613      $ 9.614        75,601
                             2009        $ 9.614      $11.897        69,221
                             2010        $11.897      $13.381        61,958
                             2011        $13.381      $13.337        58,211
                             2012        $13.337      $15.122        40,938
                             2013        $15.122      $19.528        11,719

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2004        $12.874      $14.007        5,888
                             2005        $14.007      $14.496        6,637
                             2006        $14.496      $16.072        6,156
                             2007        $16.072      $15.989        6,210
                             2008        $15.989      $ 7.548        7,503
                             2009        $ 7.548      $10.947        5,708
                             2010        $10.947      $11.492        4,689
                             2011        $11.492      $10.898        3,065
                             2012        $10.898      $12.585        2,393
                             2013        $12.585      $16.464        1,304
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.720            0
                             2007        $10.720      $12.023          772
                             2008        $12.023      $ 6.075          246
                             2009        $ 6.075      $ 8.142          235
                             2010        $ 8.142      $ 8.783          240
                             2011        $ 8.783      $ 9.557            0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2004        $11.462      $13.534        1,334
                             2005        $13.534      $15.192        1,360
                             2006        $15.192      $17.900        1,248
                             2007        $17.900      $21.090        1,109
                             2008        $21.090      $13.777        1,143
                             2009        $13.777      $16.071          522
                             2010        $16.071      $16.839          502
                             2011        $16.839      $19.145          105
                             2012        $19.145      $22.257            0
                             2013        $22.257      $25.681            0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2004        $12.188      $13.457           37
                             2005        $13.457      $16.212           37
                             2006        $16.212      $17.130          414
                             2007        $17.130      $20.073            0
                             2008        $20.073      $10.048            0
                             2009        $10.048      $16.675            0
                             2010        $16.675      $20.580            0
                             2011        $20.580      $18.668            0
                             2012        $18.668      $20.452            0
                             2013        $20.452      $21.683            0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2004        $12.643      $13.959        6,513
                             2005        $13.959      $14.849        6,840
                             2006        $14.849      $18.931        6,340
                             2007        $18.931      $21.432        5,761
                             2008        $21.432      $12.024        5,450
                             2009        $12.024      $15.038        4,593
                             2010        $15.038      $15.789        3,670
                             2011        $15.789      $13.972        2,287
                             2012        $13.972      $16.204          751
                             2013        $16.204      $20.234          730

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2004        $12.556      $13.839         5,895
                             2005        $13.839      $14.460         6,095
                             2006        $14.460      $16.799         6,044
                             2007        $16.799      $19.240         5,831
                             2008        $19.240      $10.583         5,730
                             2009        $10.583      $10.101             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2004        $10.272      $10.595        43,413
                             2005        $10.595      $10.721        54,063
                             2006        $10.721      $11.086        43,694
                             2007        $11.086      $11.504        42,917
                             2008        $11.504      $10.264        44,087
                             2009        $10.264      $12.321        41,534
                             2010        $12.321      $13.184        32,392
                             2011        $13.184      $13.552        23,647
                             2012        $13.552      $15.141        16,834
                             2013        $15.141      $14.983        10,280
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2004        $ 9.981      $ 9.912        36,006
                             2005        $ 9.912      $ 9.877        33,836
                             2006        $ 9.877      $10.086        34,411
                             2007        $10.086      $10.177        32,992
                             2008        $10.177      $ 8.469        26,542
                             2009        $ 8.469      $ 8.776        26,038
                             2010        $ 8.776      $ 8.805        25,361
                             2011        $ 8.805      $ 8.856        22,575
                             2012        $ 8.856      $ 8.957        17,692
                             2013        $ 8.957      $ 8.801        16,880
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2004        $ 9.899      $ 9.777        45,822
                             2005        $ 9.777      $ 9.841        61,920
                             2006        $ 9.841      $10.081        60,617
                             2007        $10.081      $10.356        56,312
                             2008        $10.356      $10.388        50,704
                             2009        $10.388      $10.199        54,084
                             2010        $10.199      $10.012        23,176
                             2011        $10.012      $ 9.829        17,095
                             2012        $ 9.829      $ 9.649         5,851
                             2013        $ 9.649      $ 9.472         6,212
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2004        $11.840      $12.885        12,034
                             2005        $12.885      $14.912        20,762
                             2006        $14.912      $15.212        19,955
                             2007        $15.212      $17.803        18,814
                             2008        $17.803      $ 9.131        19,933
                             2009        $ 9.131      $15.313        16,496
                             2010        $15.313      $19.155        12,004
                             2011        $19.155      $17.493         9,992
                             2012        $17.493      $19.247         7,156
                             2013        $19.247      $28.410         5,212

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2004        $11.989      $12.959        10,334
                             2005        $12.959      $13.747         8,465
                             2006        $13.747      $15.485         7,891
                             2007        $15.485      $16.472         7,330
                             2008        $16.472      $12.255         5,907
                             2009        $12.255      $14.368        16,726
                             2010        $14.368      $15.021         8,641
                             2011        $15.021      $13.546         4,379
                             2012        $13.546      $14.184         3,949
                             2013        $14.184      $15.086             0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.481         1,661
                             2007        $ 9.481      $11.459         1,580
                             2008        $11.459      $ 6.315         1,497
                             2009        $ 6.315      $ 8.779         1,380
                             2010        $ 8.779      $10.707         1,284
                             2011        $10.707      $ 9.718         1,204
                             2012        $ 9.718      $10.027         1,122
                             2013        $10.027      $ 8.394         1,053
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.692           105
                             2007        $10.692      $11.095           104
                             2008        $11.095      $ 9.294           103
                             2009        $ 9.294      $11.902           102
                             2010        $11.902      $13.091           101
                             2011        $13.091      $13.650           100
                             2012        $13.650      $15.777            99
                             2013        $15.777      $14.396            99
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.108           316
                             2007        $10.108      $10.970           314
                             2008        $10.970      $10.000           311
                             2009        $10.000      $11.610        18,034
                             2010        $11.610      $12.309        17,947
                             2011        $12.309      $13.480        13,346
                             2012        $13.480      $14.376        15,047
                             2013        $14.376      $12.797         4,955
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.290           166
                             2007        $10.290      $10.974         1,181
                             2008        $10.974      $11.280           322
                             2009        $11.280      $12.618        16,754
                             2010        $12.618      $13.378        17,463
                             2011        $13.378      $13.593        12,524
                             2012        $13.593      $14.609        12,352
                             2013        $14.609      $14.045         3,050
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.979         1,734
                             2010        $ 7.979      $ 8.820         1,690
                             2011        $ 8.820      $ 8.824         1,043
                             2012        $ 8.824      $10.334         1,028
                             2013        $10.334      $13.432           987

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $11.300      $12.002        4,389
                             2005        $12.002      $12.253        6,373
                             2006        $12.253      $13.462        6,297
                             2007        $13.462      $13.339        6,035
                             2008        $13.339      $ 7.761        5,683
                             2009        $ 7.761      $ 9.571        3,870
                             2010        $ 9.571      $10.412        3,708
                             2011        $10.412      $10.504        2,730
                             2012        $10.504      $11.603        1,727
                             2013        $11.603      $13.450        1,719
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $12.272      $13.385          387
                             2005        $13.385      $13.826          506
                             2006        $13.826      $15.732          259
                             2007        $15.732      $14.509          178
                             2008        $14.509      $ 8.730          236
                             2009        $ 8.730      $11.124          211
                             2010        $11.124      $12.490          160
                             2011        $12.490      $11.692          172
                             2012        $11.692      $13.672            0
                             2013        $13.672      $18.209            0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $12.641      $14.418        5,897
                             2005        $14.418      $15.880        6,991
                             2006        $15.880      $19.910        6,816
                             2007        $19.910      $21.177        6,443
                             2008        $21.177      $11.650        5,709
                             2009        $11.650      $14.253        5,650
                             2010        $14.253      $15.394        4,903
                             2011        $15.394      $12.552        4,194
                             2012        $12.552      $15.021        3,967
                             2013        $15.021      $18.883        3,733
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.138      $13.421            0
                             2005        $13.421      $14.335            0
                             2006        $14.335      $16.033            0
                             2007        $16.033      $14.923            0
                             2008        $14.923      $ 8.855            0
                             2009        $ 8.855      $11.371            0
                             2010        $11.371      $12.716            0
                             2011        $12.716      $12.488            0
                             2012        $12.488      $14.321            0
                             2013        $14.321      $18.995            0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.907        1,636
                             2006        $10.907      $12.422        1,634
                             2007        $12.422      $11.596        2,032
                             2008        $11.596      $ 6.288        1,766
                             2009        $ 6.288      $ 5.918            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $11.708      $12.071        10,216
                             2005        $12.071      $12.524         8,665
                             2006        $12.524      $12.962         8,602
                             2007        $12.962      $13.425         8,237
                             2008        $13.425      $ 8.298         8,246
                             2009        $ 8.298      $13.349         7,841
                             2010        $13.349      $15.829         7,118
                             2011        $15.829      $12.765         6,644
                             2012        $12.765      $14.312         6,433
                             2013        $14.312      $20.192         6,273
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $11.277      $12.185           756
                             2005        $12.185      $13.413         1,761
                             2006        $13.413      $14.590         1,751
                             2007        $14.590      $15.235         1,723
                             2008        $15.235      $12.715         1,638
                             2009        $12.715      $16.239         1,549
                             2010        $16.239      $17.493         1,402
                             2011        $17.493      $18.355         1,186
                             2012        $18.355      $21.237           961
                             2013        $21.237      $19.021           964
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2004        $14.857      $17.937         1,524
                             2005        $17.937      $23.554         1,532
                             2006        $23.554      $31.716         1,589
                             2007        $31.716      $43.724         1,270
                             2008        $43.724      $18.565           965
                             2009        $18.565      $31.002           939
                             2010        $31.002      $36.198         1,001
                             2011        $36.198      $29.053           981
                             2012        $29.053      $34.175           891
                             2013        $34.175      $33.176           874
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $12.205      $13.510        16,072
                             2005        $13.510      $14.851        21,812
                             2006        $14.851      $17.714        23,913
                             2007        $17.714      $19.087        23,577
                             2008        $19.087      $13.313        22,960
                             2009        $13.313      $16.932        15,382
                             2010        $16.932      $18.955        11,998
                             2011        $18.955      $20.291        10,390
                             2012        $20.291      $23.022         9,991
                             2013        $23.022      $27.041         7,840
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $16.417         3,638

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $11.671      $12.307         9,249
                             2005        $12.307      $13.952         9,435
                             2006        $13.952      $14.218         9,395
                             2007        $14.218      $16.978         9,550
                             2008        $16.978      $ 8.441         9,363
                             2009        $ 8.441      $13.684         9,112
                             2010        $13.684      $16.470         8,588
                             2011        $16.470      $15.676         5,728
                             2012        $15.676      $17.549         5,420
                             2013        $17.549      $25.447         5,386
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2004        $13.067      $15.582        14,663
                             2005        $15.582      $17.941        13,905
                             2006        $17.941      $19.221        13,700
                             2007        $19.221      $23.132        12,057
                             2008        $23.132      $12.076         9,098
                             2009        $12.076      $18.653         5,662
                             2010        $18.653      $24.219         3,533
                             2011        $24.219      $22.069         2,609
                             2012        $22.069      $23.500         2,156
                             2013        $23.500      $31.715         1,214
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.570      $15.845        12,824
                             2005        $15.845      $17.558        12,546
                             2006        $17.558      $19.276        12,441
                             2007        $19.276      $19.480        11,050
                             2008        $19.480      $11.389        10,732
                             2009        $11.389      $16.394         6,618
                             2010        $16.394      $20.367         5,106
                             2011        $20.367      $18.250         5,036
                             2012        $18.250      $20.548         3,376
                             2013        $20.548      $34.558         2,789
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $12.737      $17.013         5,949
                             2005        $17.013      $19.499         9,640
                             2006        $19.499      $26.352         9,040
                             2007        $26.352      $21.396         8,422
                             2008        $21.396      $13.009         8,579
                             2009        $13.009      $16.408         7,030
                             2010        $16.408      $20.863         6,224
                             2011        $20.863      $21.639         4,224
                             2012        $21.639      $24.558         3,763
                             2013        $24.558      $24.529         3,497


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH THE MAV DEATH BENEFIT OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT
                              OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 1.7


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $12.263      $13.381        2,969
                             2005        $13.381      $13.732        6,229
                             2006        $13.732      $15.762        6,183
                             2007        $15.762      $16.214        6,158
                             2008        $16.214      $ 9.434        6,144
                             2009        $ 9.434      $11.139        3,925
                             2010        $11.139      $12.327        3,885
                             2011        $12.327      $12.829        3,685
                             2012        $12.829      $14.756        3,661
                             2013        $14.756      $19.486        3,089
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $12.429      $13.966          379
                             2005        $13.966      $15.297          418
                             2006        $15.297      $14.822          460
                             2007        $14.822      $16.382          466
                             2008        $16.382      $ 9.226          473
                             2009        $ 9.226      $12.026          309
                             2010        $12.026      $13.545          297
                             2011        $13.545      $13.418          272
                             2012        $13.418      $14.951          264
                             2013        $14.951      $19.616          238
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.854          791
                             2006        $11.854      $15.715        3,274
                             2007        $15.715      $16.277        3,179
                             2008        $16.277      $ 7.460        4,284
                             2009        $ 7.460      $ 9.833        2,190
                             2010        $ 9.833      $10.063        2,116
                             2011        $10.063      $ 7.954        2,518
                             2012        $ 7.954      $ 8.910        1,464
                             2013        $ 8.910      $10.729        1,357

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $11.464      $12.186          108
                             2005        $12.186      $13.732          108
                             2006        $13.732      $13.386          108
                             2007        $13.386      $14.920          108
                             2008        $14.920      $ 8.809          108
                             2009        $ 8.809      $11.849            0
                             2010        $11.849      $12.768            0
                             2011        $12.768      $12.117            0
                             2012        $12.117      $13.804            0
                             2013        $13.804      $18.554            0
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2004        $13.586      $15.872        2,033
                             2005        $15.872      $16.606        2,514
                             2006        $16.606      $18.607        2,511
                             2007        $18.607      $18.532          556
                             2008        $18.532      $11.682          554
                             2009        $11.682      $16.350          472
                             2010        $16.350      $20.306          469
                             2011        $20.306      $18.205          468
                             2012        $18.205      $21.159          466
                             2013        $21.159      $28.572            0
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.933            0
                             2006        $10.933      $13.248            0
                             2007        $13.248      $15.861            0
                             2008        $15.861      $ 9.842            0
                             2009        $ 9.842      $10.615            0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.713          118
                             2006        $10.713      $12.722          117
                             2007        $12.722      $11.960          117
                             2008        $11.960      $ 6.921          116
                             2009        $ 6.921      $ 8.219          115
                             2010        $ 8.219      $ 8.984          115
                             2011        $ 8.984      $ 8.482          114
                             2012        $ 8.482      $ 9.615          114
                             2013        $ 9.615      $12.875          113
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.868        4,576
                             2006        $11.868      $12.976        4,824
                             2007        $12.976      $14.932        4,528
                             2008        $14.932      $ 8.395        4,166
                             2009        $ 8.395      $11.158        3,719
                             2010        $11.158      $12.800        3,361
                             2011        $12.800      $12.209        3,039
                             2012        $12.209      $13.911        2,734
                             2013        $13.911      $17.873        3,679

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.069        2,187
                             2006        $11.069      $12.256        4,717
                             2007        $12.256      $13.449        4,555
                             2008        $13.449      $ 7.666        4,391
                             2009        $ 7.666      $ 9.553        3,580
                             2010        $ 9.553      $10.736        3,406
                             2011        $10.736      $10.677        3,247
                             2012        $10.677      $12.386        3,047
                             2013        $12.386      $16.193        1,612
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.456          371
                             2006        $10.456      $11.389        2,968
                             2007        $11.389      $11.457        2,685
                             2008        $11.457      $ 8.414        2,553
                             2009        $ 8.414      $11.844        2,207
                             2010        $11.844      $13.209        1,812
                             2011        $13.209      $13.441        1,787
                             2012        $13.441      $15.029          494
                             2013        $15.029      $15.585          504
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.087            0
                             2006        $12.087      $13.330            0
                             2007        $13.330      $15.082            0
                             2008        $15.082      $ 8.936            0
                             2009        $ 8.936      $12.252            0
                             2010        $12.252      $15.456            0
                             2011        $15.456      $13.518            0
                             2012        $13.518      $15.194            0
                             2013        $15.194      $20.254            0
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.193            0
                             2007        $10.193      $10.495            0
                             2008        $10.495      $10.581            0
                             2009        $10.581      $10.431            0
                             2010        $10.431      $10.241            0
                             2011        $10.241      $10.049            0
                             2012        $10.049      $ 9.860            0
                             2013        $ 9.860      $ 9.674            0
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.132            0
                             2006        $11.132      $11.491          979
                             2007        $11.491      $12.887          916
                             2008        $12.887      $ 8.178          841
                             2009        $ 8.178      $10.669            0
                             2010        $10.669      $12.163            0
                             2011        $12.163      $11.360            0
                             2012        $11.360      $12.178            0
                             2013        $12.178      $16.426            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.674        1,031
                             2005        $10.674      $10.820        1,263
                             2006        $10.820      $11.610        1,229
                             2007        $11.610      $11.698        1,192
                             2008        $11.698      $ 8.794        1,090
                             2009        $ 8.794      $12.312        1,018
                             2010        $12.312      $13.681          949
                             2011        $13.681      $14.035          624
                             2012        $14.035      $15.912          604
                             2013        $15.912      $16.833          619
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.217            0
                             2005        $11.217      $11.183        5,063
                             2006        $11.183      $12.973        6,289
                             2007        $12.973      $13.205        6,157
                             2008        $13.205      $ 9.113        5,998
                             2009        $ 9.113      $12.123        5,808
                             2010        $12.123      $13.402        5,657
                             2011        $13.402      $13.463        8,253
                             2012        $13.463      $14.879        8,057
                             2013        $14.879      $16.633        6,682
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.358            0
                             2006        $11.358      $13.714            0
                             2007        $13.714      $15.047            0
                             2008        $15.047      $10.562            0
                             2009        $10.562      $12.778            0
                             2010        $12.778      $14.036            0
                             2011        $14.036      $13.364            0
                             2012        $13.364      $14.862            0
                             2013        $14.862      $18.608            0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.929            0
                             2005        $10.929      $11.855        1,308
                             2006        $11.855      $13.770        2,411
                             2007        $13.770      $13.978        2,281
                             2008        $13.978      $ 8.625        2,304
                             2009        $ 8.625      $10.666        2,238
                             2010        $10.666      $11.636        2,037
                             2011        $11.636      $11.297        2,061
                             2012        $11.297      $12.662        1,287
                             2013        $12.662      $15.934        1,266
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.496            0
                             2005        $11.496      $12.426        1,665
                             2006        $12.426      $14.807        3,932
                             2007        $14.807      $16.771        3,661
                             2008        $16.771      $ 9.810        3,675
                             2009        $ 9.810      $13.189        3,480
                             2010        $13.189      $14.028        3,280
                             2011        $14.028      $12.300        3,342
                             2012        $12.300      $14.267        2,531
                             2013        $14.267      $17.212        1,355

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.503          253
                             2006        $10.503      $12.637          404
                             2007        $12.637      $12.429          410
                             2008        $12.429      $ 8.083          440
                             2009        $ 8.083      $ 9.382          444
                             2010        $ 9.382      $10.236          442
                             2011        $10.236      $ 9.335          459
                             2012        $ 9.335      $10.910          444
                             2013        $10.910      $14.261          408
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.355          122
                             2006        $11.355      $12.941          121
                             2007        $12.941      $13.032          137
                             2008        $13.032      $ 8.092          130
                             2009        $ 8.092      $10.570          139
                             2010        $10.570      $12.964          122
                             2011        $12.964      $11.908          118
                             2012        $11.908      $13.840          113
                             2013        $13.840      $18.045           99
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.321           93
                             2006        $11.321      $12.471          211
                             2007        $12.471      $10.189          245
                             2008        $10.189      $ 6.613          279
                             2009        $ 6.613      $ 8.284          263
                             2010        $ 8.284      $10.575          232
                             2011        $10.575      $10.446          232
                             2012        $10.446      $11.563          232
                             2013        $11.563      $15.385          204
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.249        2,321
                             2006        $11.249      $12.460        3,654
                             2007        $12.460      $11.936        3,602
                             2008        $11.936      $ 7.432        3,429
                             2009        $ 7.432      $ 8.833        2,506
                             2010        $ 8.833      $ 9.779        2,336
                             2011        $ 9.779      $ 9.983        2,179
                             2012        $ 9.983      $11.210        2,038
                             2013        $11.210      $15.125        1,885
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.805      $12.367           99
                             2005        $12.367      $13.061        1,107
                             2006        $13.061      $13.151        1,502
                             2007        $13.151      $15.048        1,445
                             2008        $15.048      $ 7.512        1,362
                             2009        $ 7.512      $12.209        1,090
                             2010        $12.209      $14.322          999
                             2011        $14.322      $13.154          640
                             2012        $13.154      $14.633          586
                             2013        $14.633      $20.070          505

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $13.354      $15.005         2,125
                             2005        $15.005      $16.511         8,566
                             2006        $16.511      $19.540         9,503
                             2007        $19.540      $20.653         7,526
                             2008        $20.653      $11.869         7,361
                             2009        $11.869      $16.205         6,545
                             2010        $16.205      $19.426         6,494
                             2011        $19.426      $19.217         6,249
                             2012        $19.217      $22.072         6,216
                             2013        $22.072      $29.004         5,493
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $12.218      $12.746           507
                             2005        $12.746      $13.579           106
                             2006        $13.579      $14.130           106
                             2007        $14.130      $15.488           106
                             2008        $15.488      $ 8.718           106
                             2009        $ 8.718      $10.325             0
                             2010        $10.325      $11.670             0
                             2011        $11.670      $10.521             0
                             2012        $10.521      $12.059             0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $12.475      $14.372         4,837
                             2005        $14.372      $14.680        14,054
                             2006        $14.680      $16.715        15,295
                             2007        $16.715      $16.015        11,571
                             2008        $16.015      $10.087        11,329
                             2009        $10.087      $12.708        10,194
                             2010        $12.708      $14.425         9,986
                             2011        $14.425      $13.854         5,678
                             2012        $13.854      $16.164         5,534
                             2013        $16.164      $21.513         2,941
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.760             0
                             2007        $10.760      $11.387             0
                             2008        $11.387      $ 7.784             0
                             2009        $ 7.784      $ 9.774             0
                             2010        $ 9.774      $10.477             0
                             2011        $10.477      $10.249             0
                             2012        $10.249      $11.424             0
                             2013        $11.424      $14.451             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2004        $12.210      $12.963         3,489
                             2005        $12.963      $13.400         3,905
                             2006        $13.400      $14.571         3,888
                             2007        $14.571      $14.852         3,858
                             2008        $14.852      $ 9.258         3,859
                             2009        $ 9.258      $11.258         3,664
                             2010        $11.258      $12.172         3,589
                             2011        $12.172      $11.935         3,050
                             2012        $11.935      $13.859         2,982
                             2013        $13.859      $17.781         2,913

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $11.575      $12.664             0
                             2005        $12.664      $13.342         4,951
                             2006        $13.342      $14.737         5,316
                             2007        $14.737      $14.943         5,294
                             2008        $14.943      $11.335         5,214
                             2009        $11.335      $13.622         5,133
                             2010        $13.622      $14.973         5,108
                             2011        $14.973      $14.499         9,464
                             2012        $14.499      $15.987         9,423
                             2013        $15.987      $19.588        12,364
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $11.908         1,470
                             2012        $11.908      $13.249         1,470
                             2013        $13.249      $15.891         1,470
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2004        $12.918      $14.531         2,107
                             2005        $14.531      $15.137         1,743
                             2006        $15.137      $18.060         1,743
                             2007        $18.060      $18.916         1,743
                             2008        $18.916      $10.933         1,742
                             2009        $10.933      $12.455         1,470
                             2010        $12.455      $13.672         1,470
                             2011        $13.672      $14.726             0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
                             2004        $12.373      $13.853         2,326
                             2005        $13.853      $14.913         7,705
                             2006        $14.913      $16.969         7,996
                             2007        $16.969      $17.067         7,968
                             2008        $17.067      $11.351         7,689
                             2009        $11.351      $13.821         6,204
                             2010        $13.821      $15.213         6,156
                             2011        $15.213      $14.588         5,730
                             2012        $14.588      $16.365         5,705
                             2013        $16.365      $21.478         4,446
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $18.395             0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2004        $11.285      $12.131           110
                             2005        $12.131      $12.131           110
                             2006        $12.131      $12.975           110
                             2007        $12.975      $13.225           110
                             2008        $13.225      $ 9.965           110
                             2009        $ 9.965      $14.105             0
                             2010        $14.105      $15.216             0
                             2011        $15.216      $15.176             0
                             2012        $15.176      $17.644             0
                             2013        $17.644      $18.174             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2004        $11.618      $12.621            0
                             2005        $12.621      $13.214        4,957
                             2006        $13.214      $14.774        4,935
                             2007        $14.774      $14.909        4,915
                             2008        $14.909      $10.759        4,893
                             2009        $10.759      $13.184        4,860
                             2010        $13.184      $14.505        4,836
                             2011        $14.505      $15.414            0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 7.998            0
                             2012        $ 7.998      $ 9.043            0
                             2013        $ 9.043      $10.533            0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.782          112
                             2005        $10.782      $11.348        4,370
                             2006        $11.348      $12.356        4,350
                             2007        $12.356      $13.247        4,837
                             2008        $13.247      $ 9.269        5,080
                             2009        $ 9.269      $11.809        4,934
                             2010        $11.809      $13.182        4,909
                             2011        $13.182      $12.092            0
                             2012        $12.092      $13.123            0
                             2013        $13.123      $16.540            0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $12.811      $14.441          369
                             2005        $14.441      $15.744            0
                             2006        $15.744      $16.207            0
                             2007        $16.207      $18.698            0
                             2008        $18.698      $ 9.752            0
                             2009        $ 9.752      $14.962            0
                             2010        $14.962      $18.683            0
                             2011        $18.683      $16.615            0
                             2012        $16.615      $18.195            0
                             2013        $18.195      $24.386            0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2004        $12.065      $13.055            0
                             2005        $13.055      $13.377          211
                             2006        $13.377      $15.121        4,198
                             2007        $15.121      $15.576        3,874
                             2008        $15.576      $ 9.586        4,110
                             2009        $ 9.586      $11.856        3,023
                             2010        $11.856      $13.329        2,503
                             2011        $13.329      $13.278        2,238
                             2012        $13.278      $15.048          488
                             2013        $15.048      $19.422          440

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2004        $12.870      $13.995          542
                             2005        $13.995      $14.476          659
                             2006        $14.476      $16.042          627
                             2007        $16.042      $15.952          614
                             2008        $15.952      $ 7.527          667
                             2009        $ 7.527      $10.910          595
                             2010        $10.910      $11.447          574
                             2011        $11.447      $10.850          408
                             2012        $10.850      $12.523          381
                             2013        $12.523      $16.375          344
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.717        1,400
                             2007        $10.717      $12.012        1,311
                             2008        $12.012      $ 6.067        1,495
                             2009        $ 6.067      $ 8.127            0
                             2010        $ 8.127      $ 8.762            0
                             2011        $ 8.762      $ 9.533            0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2004        $11.458      $13.522            0
                             2005        $13.522      $15.171            0
                             2006        $15.171      $17.867            0
                             2007        $17.867      $21.040            0
                             2008        $21.040      $13.738            0
                             2009        $13.738      $16.016            0
                             2010        $16.016      $16.774            0
                             2011        $16.774      $19.061            0
                             2012        $19.061      $22.148            0
                             2013        $22.148      $25.541            0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2004        $12.184      $13.445            0
                             2005        $13.445      $16.190            0
                             2006        $16.190      $17.098            0
                             2007        $17.098      $20.025            0
                             2008        $20.025      $10.019            0
                             2009        $10.019      $16.618            0
                             2010        $16.618      $20.500            0
                             2011        $20.500      $18.586            0
                             2012        $18.586      $20.351            0
                             2013        $20.351      $21.573            0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2004        $12.639      $13.948            0
                             2005        $13.948      $14.829            0
                             2006        $14.829      $18.896            0
                             2007        $18.896      $21.381            0
                             2008        $21.381      $11.989            0
                             2009        $11.989      $14.987            0
                             2010        $14.987      $15.727            0
                             2011        $15.727      $13.910            0
                             2012        $13.910      $16.125            0
                             2013        $16.125      $20.124            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2004        $12.551      $13.827             0
                             2005        $13.827      $14.440             0
                             2006        $14.440      $16.768             0
                             2007        $16.768      $19.194             0
                             2008        $19.194      $10.553             0
                             2009        $10.553      $10.071             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2004        $10.269      $10.586         5,527
                             2005        $10.586      $10.706         8,409
                             2006        $10.706      $11.065        31,722
                             2007        $11.065      $11.477        28,459
                             2008        $11.477      $10.234        23,356
                             2009        $10.234      $12.279        20,741
                             2010        $12.279      $13.133        17,912
                             2011        $13.133      $13.492        19,415
                             2012        $13.492      $15.067         8,193
                             2013        $15.067      $14.902         5,841
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2004        $ 9.977      $ 9.903           444
                             2005        $ 9.903      $ 9.864         1,106
                             2006        $ 9.864      $10.067         1,149
                             2007        $10.067      $10.153         1,199
                             2008        $10.153      $ 8.445         1,032
                             2009        $ 8.445      $ 8.746           715
                             2010        $ 8.746      $ 8.771           732
                             2011        $ 8.771      $ 8.817           486
                             2012        $ 8.817      $ 8.913           512
                             2013        $ 8.913      $ 8.753           590
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2004        $ 9.896      $ 9.768         2,241
                             2005        $ 9.768      $ 9.827         3,269
                             2006        $ 9.827      $10.062        13,161
                             2007        $10.062      $10.331        11,819
                             2008        $10.331      $10.358         8,716
                             2009        $10.358      $10.164        10,112
                             2010        $10.164      $ 9.973         9,362
                             2011        $ 9.973      $ 9.786         9,273
                             2012        $ 9.786      $ 9.602         3,540
                             2013        $ 9.602      $ 9.421         3,786
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2004        $11.836      $12.874         1,490
                             2005        $12.874      $14.892         2,700
                             2006        $14.892      $15.184         3,082
                             2007        $15.184      $17.761         2,919
                             2008        $17.761      $ 9.105         2,996
                             2009        $ 9.105      $15.261         2,667
                             2010        $15.261      $19.080         2,487
                             2011        $19.080      $17.416         1,693
                             2012        $17.416      $19.153         1,665
                             2013        $19.153      $28.256           684

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2004        $11.985      $12.948        3,259
                             2005        $12.948      $13.728        3,259
                             2006        $13.728      $15.456        3,626
                             2007        $15.456      $16.432        3,624
                             2008        $16.432      $12.220        3,568
                             2009        $12.220      $14.319        3,418
                             2010        $14.319      $14.962        3,416
                             2011        $14.962      $13.486        3,153
                             2012        $13.486      $14.114        3,153
                             2013        $14.114      $15.009            0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.478            0
                             2007        $ 9.478      $11.450            0
                             2008        $11.450      $ 6.307            0
                             2009        $ 6.307      $ 8.763            0
                             2010        $ 8.763      $10.682            0
                             2011        $10.682      $ 9.690            0
                             2012        $ 9.690      $ 9.993            0
                             2013        $ 9.993      $ 8.362            0
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.688            0
                             2007        $10.688      $11.086            0
                             2008        $11.086      $ 9.281            0
                             2009        $ 9.281      $11.880            0
                             2010        $11.880      $13.060            0
                             2011        $13.060      $13.611            0
                             2012        $13.611      $15.723            0
                             2013        $15.723      $14.340            0
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.104            0
                             2007        $10.104      $10.961            0
                             2008        $10.961      $ 9.986            0
                             2009        $ 9.986      $11.588            0
                             2010        $11.588      $12.279            0
                             2011        $12.279      $13.441        2,765
                             2012        $13.441      $14.327        2,751
                             2013        $14.327      $12.748            0
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.286        2,910
                             2007        $10.286      $10.965        2,884
                             2008        $10.965      $11.265        2,409
                             2009        $11.265      $12.594        1,829
                             2010        $12.594      $13.346        1,817
                             2011        $13.346      $13.554        1,623
                             2012        $13.554      $14.559        1,550
                             2013        $14.559      $13.990            0
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.960        2,532
                             2010        $ 7.960      $ 8.795        2,082
                             2011        $ 8.795      $ 8.795        2,086
                             2012        $ 8.795      $10.294          425
                             2013        $10.294      $13.373          380

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $11.296      $11.992        10,768
                             2005        $11.992      $12.236        10,768
                             2006        $12.236      $13.437        10,768
                             2007        $13.437      $13.307         2,273
                             2008        $13.307      $ 7.739         2,273
                             2009        $ 7.739      $ 9.539             0
                             2010        $ 9.539      $10.372             0
                             2011        $10.372      $10.458             0
                             2012        $10.458      $11.546             0
                             2013        $11.546      $13.377             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $12.268      $13.374             0
                             2005        $13.374      $13.808         2,809
                             2006        $13.808      $15.703         2,809
                             2007        $15.703      $14.474         2,809
                             2008        $14.474      $ 8.705         2,809
                             2009        $ 8.705      $11.087         2,809
                             2010        $11.087      $12.441         2,809
                             2011        $12.441      $11.640         2,809
                             2012        $11.640      $13.605         2,809
                             2013        $13.605      $18.110         2,809
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $12.637      $14.406           283
                             2005        $14.406      $15.859         5,007
                             2006        $15.859      $19.873         4,951
                             2007        $19.873      $21.126         4,917
                             2008        $21.126      $11.617         4,920
                             2009        $11.617      $14.205         4,886
                             2010        $14.205      $15.334         4,844
                             2011        $15.334      $12.497         4,706
                             2012        $12.497      $14.947         4,659
                             2013        $14.947      $18.781         4,375
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.134      $13.410             0
                             2005        $13.410      $14.316             0
                             2006        $14.316      $16.003             0
                             2007        $16.003      $14.888             0
                             2008        $14.888      $ 8.830             0
                             2009        $ 8.830      $11.333             0
                             2010        $11.333      $12.667             0
                             2011        $12.667      $12.433             0
                             2012        $12.433      $14.250             0
                             2013        $14.250      $18.892             0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.903           163
                             2006        $10.903      $12.411         2,717
                             2007        $12.411      $11.580         2,712
                             2008        $11.580      $ 6.276         3,368
                             2009        $ 6.276      $ 5.907             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $11.704      $12.061        4,499
                             2005        $12.061      $12.507        9,763
                             2006        $12.507      $12.938        9,748
                             2007        $12.938      $13.393        5,551
                             2008        $13.393      $ 8.274        5,532
                             2009        $ 8.274      $13.304        5,422
                             2010        $13.304      $15.768        5,371
                             2011        $15.768      $12.709        5,374
                             2012        $12.709      $14.242        5,338
                             2013        $14.242      $20.083        5,280
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $11.273      $12.175            0
                             2005        $12.175      $13.395            0
                             2006        $13.395      $14.562            0
                             2007        $14.562      $15.199            0
                             2008        $15.199      $12.678            0
                             2009        $12.678      $16.184            0
                             2010        $16.184      $17.425            0
                             2011        $17.425      $18.274            0
                             2012        $18.274      $21.132            0
                             2013        $21.132      $18.917            0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2004        $14.851      $17.922           79
                             2005        $17.922      $23.522          658
                             2006        $23.522      $31.656          631
                             2007        $31.656      $43.620          592
                             2008        $43.620      $18.511          647
                             2009        $18.511      $30.897          525
                             2010        $30.897      $36.057          515
                             2011        $36.057      $28.925          527
                             2012        $28.925      $34.007          523
                             2013        $34.007      $32.996          157
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $12.201      $13.499          800
                             2005        $13.499      $14.830        4,430
                             2006        $14.830      $17.681        4,694
                             2007        $17.681      $19.041        4,640
                             2008        $19.041      $13.275        4,358
                             2009        $13.275      $16.874        4,084
                             2010        $16.874      $18.881        4,014
                             2011        $18.881      $20.201        3,415
                             2012        $20.201      $22.909        3,381
                             2013        $22.909      $26.895        1,586
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $16.328        3,153
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $11.667      $12.297            0
                             2005        $12.297      $13.933            0
                             2006        $13.933      $14.191            0
                             2007        $14.191      $16.938            0
                             2008        $16.938      $ 8.417            0
                             2009        $ 8.417      $13.638            0
                             2010        $13.638      $16.405            0
                             2011        $16.405      $15.606            0
                             2012        $15.606      $17.463            0
                             2013        $17.463      $25.309            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2004        $13.063      $15.568            0
                             2005        $15.568      $17.917          485
                             2006        $17.917      $19.185        1,234
                             2007        $19.185      $23.077        1,173
                             2008        $23.077      $12.041        1,173
                             2009        $12.041      $18.590          689
                             2010        $18.590      $24.125          686
                             2011        $24.125      $21.971          472
                             2012        $21.971      $23.385          470
                             2013        $23.385      $31.543            0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.566      $15.831          795
                             2005        $15.831      $17.534          795
                             2006        $17.534      $19.240          795
                             2007        $19.240      $19.433          795
                             2008        $19.433      $11.356          795
                             2009        $11.356      $16.338            0
                             2010        $16.338      $20.287            0
                             2011        $20.287      $18.170            0
                             2012        $18.170      $20.447            0
                             2013        $20.447      $34.371            0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $12.733      $16.999        2,846
                             2005        $16.999      $19.472        3,632
                             2006        $19.472      $26.303        3,570
                             2007        $26.303      $21.346        3,595
                             2008        $21.346      $12.972        3,583
                             2009        $12.972      $16.353        3,471
                             2010        $16.353      $20.781        3,414
                             2011        $20.781      $21.544        3,256
                             2012        $21.544      $24.438        3,242
                             2013        $24.438      $24.396        2,641


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND THE
             EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 1.8


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $12.254      $13.358        15,079
                             2005        $13.358      $13.695        22,558
                             2006        $13.695      $15.703        22,357
                             2007        $15.703      $16.137        22,309
                             2008        $16.137      $ 9.379        21,705
                             2009        $ 9.379      $11.063        21,604
                             2010        $11.063      $12.231        21,599
                             2011        $12.231      $12.716        14,625
                             2012        $12.716      $14.611        12,623
                             2013        $14.611      $19.275        11,517
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $12.420      $13.942         7,591
                             2005        $13.942      $15.255         1,077
                             2006        $15.255      $14.767         2,029
                             2007        $14.767      $16.304         1,841
                             2008        $16.304      $ 9.172           492
                             2009        $ 9.172      $11.945           489
                             2010        $11.945      $13.439           335
                             2011        $13.439      $13.300           333
                             2012        $13.300      $14.805           331
                             2013        $14.805      $19.404           329
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.845         1,966
                             2006        $11.845      $15.688         1,930
                             2007        $15.688      $16.232         1,883
                             2008        $16.232      $ 7.432         1,943
                             2009        $ 7.432      $ 9.787         1,882
                             2010        $ 9.787      $10.005         1,863
                             2011        $10.005      $ 7.900         1,778
                             2012        $ 7.900      $ 8.841         1,499
                             2013        $ 8.841      $10.635         1,214

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $11.457      $12.166        2,499
                             2005        $12.166      $13.694        2,490
                             2006        $13.694      $13.336        2,481
                             2007        $13.336      $14.849        2,473
                             2008        $14.849      $ 8.758        2,462
                             2009        $ 8.758      $11.768        2,142
                             2010        $11.768      $12.668           68
                             2011        $12.668      $12.010           67
                             2012        $12.010      $13.669           66
                             2013        $13.669      $18.354           66
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2004        $13.577      $15.845          267
                             2005        $15.845      $16.561          710
                             2006        $16.561      $18.537          701
                             2007        $18.537      $18.444          605
                             2008        $18.444      $11.614          415
                             2009        $11.614      $16.239          412
                             2010        $16.239      $20.148          382
                             2011        $20.148      $18.045          277
                             2012        $18.045      $20.952          167
                             2013        $20.952      $28.263           67
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.926        6,289
                             2006        $10.926      $13.225        6,259
                             2007        $13.225      $15.818        6,231
                             2008        $15.818      $ 9.805            0
                             2009        $ 9.805      $10.567            0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.706          119
                             2006        $10.706      $12.700          108
                             2007        $12.700      $11.927           82
                             2008        $11.927      $ 6.895           81
                             2009        $ 6.895      $ 8.180           80
                             2010        $ 8.180      $ 8.932           74
                             2011        $ 8.932      $ 8.424           73
                             2012        $ 8.424      $ 9.540           66
                             2013        $ 9.540      $12.762           49
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.860          503
                             2006        $11.860      $12.954          501
                             2007        $12.954      $14.891          444
                             2008        $14.891      $ 8.364          442
                             2009        $ 8.364      $11.105          439
                             2010        $11.105      $12.726          406
                             2011        $12.726      $12.126          289
                             2012        $12.126      $13.803          167
                             2013        $13.803      $17.716           56

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.061        3,138
                             2006        $11.061      $12.236        3,125
                             2007        $12.236      $13.413        3,001
                             2008        $13.413      $ 7.638        3,001
                             2009        $ 7.638      $ 9.508        2,961
                             2010        $ 9.508      $10.674        2,892
                             2011        $10.674      $10.605        2,679
                             2012        $10.605      $12.290        2,373
                             2013        $12.290      $16.050        1,868
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.448        1,250
                             2006        $10.448      $11.370        1,233
                             2007        $11.370      $11.426        1,145
                             2008        $11.426      $ 8.383          838
                             2009        $ 8.383      $11.787          154
                             2010        $11.787      $13.133          142
                             2011        $13.133      $13.350          134
                             2012        $13.350      $14.912           84
                             2013        $14.912      $15.448           81
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.078            0
                             2006        $12.078      $13.307          469
                             2007        $13.307      $15.041          466
                             2008        $15.041      $ 8.903          464
                             2009        $ 8.903      $12.194          459
                             2010        $12.194      $15.367          456
                             2011        $15.367      $13.427          454
                             2012        $13.427      $15.075            0
                             2013        $15.075      $20.075            0
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.186            0
                             2007        $10.186      $10.477            0
                             2008        $10.477      $10.553            0
                             2009        $10.553      $10.392            0
                             2010        $10.392      $10.192            0
                             2011        $10.192      $ 9.991            0
                             2012        $ 9.991      $ 9.793            0
                             2013        $ 9.793      $ 9.599            0
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.125            0
                             2006        $11.125      $11.471            0
                             2007        $11.471      $12.852            0
                             2008        $12.852      $ 8.148            0
                             2009        $ 8.148      $10.618            0
                             2010        $10.618      $12.093            0
                             2011        $12.093      $11.283            0
                             2012        $11.283      $12.083            0
                             2013        $12.083      $16.281            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.666         2,454
                             2005        $10.666      $10.801         2,567
                             2006        $10.801      $11.578         2,493
                             2007        $11.578      $11.655         2,368
                             2008        $11.655      $ 8.752           671
                             2009        $ 8.752      $12.241           411
                             2010        $12.241      $13.588           403
                             2011        $13.588      $13.926           394
                             2012        $13.926      $15.772           118
                             2013        $15.772      $16.668           118
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.210             0
                             2005        $11.210      $11.164        53,654
                             2006        $11.164      $12.938        56,234
                             2007        $12.938      $13.155        54,613
                             2008        $13.155      $ 9.070        31,655
                             2009        $ 9.070      $12.054        18,624
                             2010        $12.054      $13.311        18,362
                             2011        $13.311      $13.358        18,129
                             2012        $13.358      $14.748        15,705
                             2013        $14.748      $16.469        14,187
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.351             0
                             2006        $11.351      $13.690             0
                             2007        $13.690      $15.006             0
                             2008        $15.006      $10.522             0
                             2009        $10.522      $12.718             0
                             2010        $12.718      $13.955             0
                             2011        $13.955      $13.273             0
                             2012        $13.273      $14.746             0
                             2013        $14.746      $18.444             0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.922             0
                             2005        $10.922      $11.835        18,875
                             2006        $11.835      $13.733        18,072
                             2007        $13.733      $13.926        25,509
                             2008        $13.926      $ 8.584        20,125
                             2009        $ 8.584      $10.604           661
                             2010        $10.604      $11.557           649
                             2011        $11.557      $11.209           641
                             2012        $11.209      $12.551           100
                             2013        $12.551      $15.777            79
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.488           346
                             2005        $11.488      $12.405        16,863
                             2006        $12.405      $14.766        17,596
                             2007        $14.766      $16.708        17,507
                             2008        $16.708      $ 9.763        16,607
                             2009        $ 9.763      $13.113        16,572
                             2010        $13.113      $13.933        16,454
                             2011        $13.933      $12.204        16,451
                             2012        $12.204      $14.141        14,229
                             2013        $14.141      $17.044        12,962

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.496          182
                             2006        $10.496      $12.616          166
                             2007        $12.616      $12.395          138
                             2008        $12.395      $ 8.052          132
                             2009        $ 8.052      $ 9.338          123
                             2010        $ 9.338      $10.177          119
                             2011        $10.177      $ 9.271          120
                             2012        $ 9.271      $10.825           58
                             2013        $10.825      $14.135           44
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.347          614
                             2006        $11.347      $12.919        1,448
                             2007        $12.919      $12.997        1,441
                             2008        $12.997      $ 8.061          975
                             2009        $ 8.061      $10.520          367
                             2010        $10.520      $12.889          236
                             2011        $12.889      $11.827          234
                             2012        $11.827      $13.732          233
                             2013        $13.732      $17.886          232
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.313        2,326
                             2006        $11.313      $12.449        2,311
                             2007        $12.449      $10.161        2,314
                             2008        $10.161      $ 6.588        2,188
                             2009        $ 6.588      $ 8.244        1,558
                             2010        $ 8.244      $10.514        1,540
                             2011        $10.514      $10.375        1,530
                             2012        $10.375      $11.473        1,456
                             2013        $11.473      $15.250        1,237
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.242           96
                             2006        $11.242      $12.439           97
                             2007        $12.439      $11.904          103
                             2008        $11.904      $ 7.404          113
                             2009        $ 7.404      $ 8.791           94
                             2010        $ 8.791      $ 9.723           94
                             2011        $ 9.723      $ 9.915           91
                             2012        $ 9.915      $11.123            0
                             2013        $11.123      $14.991            0
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.797      $12.346          357
                             2005        $12.346      $13.025          828
                             2006        $13.025      $13.102          815
                             2007        $13.102      $14.977          771
                             2008        $14.977      $ 7.469          666
                             2009        $ 7.469      $12.126          654
                             2010        $12.126      $14.210          463
                             2011        $14.210      $13.038          384
                             2012        $13.038      $14.490          304
                             2013        $14.490      $19.853          231

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $13.345      $14.979         2,230
                             2005        $14.979      $16.466         7,162
                             2006        $16.466      $19.467         6,993
                             2007        $19.467      $20.555         6,822
                             2008        $20.555      $11.801         4,101
                             2009        $11.801      $16.096         3,758
                             2010        $16.096      $19.275         1,886
                             2011        $19.275      $19.048         1,803
                             2012        $19.048      $21.856         1,697
                             2013        $21.856      $28.690         1,683
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $12.209      $12.724           606
                             2005        $12.724      $13.542           602
                             2006        $13.542      $14.077           599
                             2007        $14.077      $15.414           525
                             2008        $15.414      $ 8.667           348
                             2009        $ 8.667      $10.255           345
                             2010        $10.255      $11.579             0
                             2011        $11.579      $10.428             0
                             2012        $10.428      $11.949             0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $12.466      $14.347        18,403
                             2005        $14.347      $14.641        55,777
                             2006        $14.641      $16.653        54,064
                             2007        $16.653      $15.939        57,918
                             2008        $15.939      $10.029        48,044
                             2009        $10.029      $12.621        30,398
                             2010        $12.621      $14.312        25,562
                             2011        $14.312      $13.732        16,351
                             2012        $13.732      $16.005        15,737
                             2013        $16.005      $21.280        15,348
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.753         3,148
                             2007        $10.753      $11.368         3,138
                             2008        $11.368      $ 7.763         3,125
                             2009        $ 7.763      $ 9.738         2,708
                             2010        $ 9.738      $10.427             0
                             2011        $10.427      $10.190             0
                             2012        $10.190      $11.346             0
                             2013        $11.346      $14.338             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2004        $12.202      $12.941         7,724
                             2005        $12.941      $13.363        17,522
                             2006        $13.363      $14.517        17,274
                             2007        $14.517      $14.781        17,338
                             2008        $14.781      $ 9.205        16,695
                             2009        $ 9.205      $11.181        16,651
                             2010        $11.181      $12.077        17,169
                             2011        $12.077      $11.830        15,168
                             2012        $11.830      $13.723        14,392
                             2013        $13.723      $17.589        11,300

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $11.567      $12.642         3,619
                             2005        $12.642      $13.306        18,882
                             2006        $13.306      $14.682        18,291
                             2007        $14.682      $14.872        25,600
                             2008        $14.872      $11.270        23,377
                             2009        $11.270      $13.530         6,370
                             2010        $13.530      $14.856         6,345
                             2011        $14.856      $14.372         6,318
                             2012        $14.372      $15.830         5,864
                             2013        $15.830      $19.376         5,465
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $11.803         3,287
                             2012        $11.803      $13.119         3,272
                             2013        $13.119      $15.719         3,259
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2004        $12.909      $14.506         3,061
                             2005        $14.506      $15.096         6,538
                             2006        $15.096      $17.993         6,510
                             2007        $17.993      $18.826         6,399
                             2008        $18.826      $10.870         6,148
                             2009        $10.870      $12.370         5,823
                             2010        $12.370      $13.565         3,438
                             2011        $13.565      $14.607             0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $12.364      $13.829         4,534
                             2005        $13.829      $14.872         5,046
                             2006        $14.872      $16.906         6,453
                             2007        $16.906      $16.986         6,360
                             2008        $16.986      $11.285         4,239
                             2009        $11.285      $13.727         4,119
                             2010        $13.727      $15.094         4,333
                             2011        $15.094      $14.460         4,302
                             2012        $14.460      $16.205         3,683
                             2013        $16.205      $21.246           978
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $18.196           280
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2004        $11.278      $12.110           789
                             2005        $12.110      $12.098           768
                             2006        $12.098      $12.927           620
                             2007        $12.927      $13.162           600
                             2008        $13.162      $ 9.908           286
                             2009        $ 9.908      $14.010           285
                             2010        $14.010      $15.098           283
                             2011        $15.098      $15.043           282
                             2012        $15.043      $17.471           281
                             2013        $17.471      $17.990             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2004        $11.610      $12.599           947
                             2005        $12.599      $13.178           913
                             2006        $13.178      $14.719           879
                             2007        $14.719      $14.838           743
                             2008        $14.838      $10.697           357
                             2009        $10.697      $13.095           354
                             2010        $13.095      $14.392             0
                             2011        $14.392      $15.289             0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 7.951             0
                             2012        $ 7.951      $ 8.982             0
                             2013        $ 8.982      $10.451             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.775           361
                             2005        $10.775      $11.328           344
                             2006        $11.328      $12.323           335
                             2007        $12.323      $13.198           272
                             2008        $13.198      $ 9.225             0
                             2009        $ 9.225      $11.741             0
                             2010        $11.741      $13.093             0
                             2011        $13.093      $11.998             0
                             2012        $11.998      $13.007             0
                             2013        $13.007      $16.377             0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $12.803      $14.417            39
                             2005        $14.417      $15.701            38
                             2006        $15.701      $16.147            38
                             2007        $16.147      $18.609            38
                             2008        $18.609      $ 9.696            38
                             2009        $ 9.696      $14.861            37
                             2010        $14.861      $18.538            37
                             2011        $18.538      $16.469            37
                             2012        $16.469      $18.017            36
                             2013        $18.017      $24.122            36
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2004        $12.056      $13.032         6,555
                             2005        $13.032      $13.340        44,134
                             2006        $13.340      $15.065        56,133
                             2007        $15.065      $15.502        53,885
                             2008        $15.502      $ 9.531        43,991
                             2009        $ 9.531      $11.776        41,960
                             2010        $11.776      $13.225        40,003
                             2011        $13.225      $13.161        37,756
                             2012        $13.161      $14.900        36,810
                             2013        $14.900      $19.212        11,632

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2004        $12.861      $13.971        7,618
                             2005        $13.971      $14.437        7,673
                             2006        $14.437      $15.982        7,627
                             2007        $15.982      $15.876        7,608
                             2008        $15.876      $ 7.483        7,120
                             2009        $ 7.483      $10.836        6,959
                             2010        $10.836      $11.358        6,966
                             2011        $11.358      $10.754          178
                             2012        $10.754      $12.401            0
                             2013        $12.401      $16.198            0
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.709            0
                             2007        $10.709      $11.992            0
                             2008        $11.992      $ 6.050            0
                             2009        $ 6.050      $ 8.096            0
                             2010        $ 8.096      $ 8.721            0
                             2011        $ 8.721      $ 9.484            0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2004        $11.451      $13.499        3,000
                             2005        $13.499      $15.130        6,632
                             2006        $15.130      $17.800        6,531
                             2007        $17.800      $20.940        6,495
                             2008        $20.940      $13.659        6,181
                             2009        $13.659      $15.908        5,829
                             2010        $15.908      $16.643        3,701
                             2011        $16.643      $18.893        3,543
                             2012        $18.893      $21.931        3,527
                             2013        $21.931      $25.265        3,513
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2004        $12.176      $13.422            0
                             2005        $13.422      $16.146            0
                             2006        $16.146      $17.035            0
                             2007        $17.035      $19.930            0
                             2008        $19.930      $ 9.961            0
                             2009        $ 9.961      $16.506            0
                             2010        $16.506      $20.340            0
                             2011        $20.340      $18.422            0
                             2012        $18.422      $20.152            0
                             2013        $20.152      $21.355            0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2004        $12.630      $13.924            0
                             2005        $13.924      $14.788            0
                             2006        $14.788      $18.825            0
                             2007        $18.825      $21.280            0
                             2008        $21.280      $11.920            0
                             2009        $11.920      $14.885            0
                             2010        $14.885      $15.605            0
                             2011        $15.605      $13.788            0
                             2012        $13.788      $15.967            0
                             2013        $15.967      $19.906            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2004        $12.543      $13.804             0
                             2005        $13.804      $14.401             0
                             2006        $14.401      $16.706             0
                             2007        $16.706      $19.103             0
                             2008        $19.103      $10.492             0
                             2009        $10.492      $10.009             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2004        $10.262      $10.568        18,713
                             2005        $10.568      $10.677        44,316
                             2006        $10.677      $11.024        44,381
                             2007        $11.024      $11.422        41,878
                             2008        $11.422      $10.175        28,336
                             2009        $10.175      $12.196        27,742
                             2010        $12.196      $13.030        27,397
                             2011        $13.030      $13.374        22,553
                             2012        $13.374      $14.919        18,713
                             2013        $14.919      $14.741        17,765
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2004        $ 9.971      $ 9.887         2,302
                             2005        $ 9.887      $ 9.837        16,042
                             2006        $ 9.837      $10.030        15,925
                             2007        $10.030      $10.104        15,484
                             2008        $10.104      $ 8.396         1,137
                             2009        $ 8.396      $ 8.686             0
                             2010        $ 8.686      $ 8.703             0
                             2011        $ 8.703      $ 8.739             0
                             2012        $ 8.739      $ 8.826             0
                             2013        $ 8.826      $ 8.658             0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2004        $ 9.889      $ 9.752         6,843
                             2005        $ 9.752      $ 9.801         7,902
                             2006        $ 9.801      $10.024        10,082
                             2007        $10.024      $10.282         9,325
                             2008        $10.282      $10.299         3,627
                             2009        $10.299      $10.095         3,784
                             2010        $10.095      $ 9.895         3,725
                             2011        $ 9.895      $ 9.700         3,678
                             2012        $ 9.700      $ 9.507         3,002
                             2013        $ 9.507      $ 9.319         3,370
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2004        $11.828      $12.852         2,105
                             2005        $12.852      $14.851        15,143
                             2006        $14.851      $15.127        14,615
                             2007        $15.127      $17.676        13,657
                             2008        $17.676      $ 9.052         8,754
                             2009        $ 9.052      $15.158         6,634
                             2010        $15.158      $18.931         6,081
                             2011        $18.931      $17.263         3,979
                             2012        $17.263      $18.965         3,329
                             2013        $18.965      $27.951         2,952

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2004        $11.977      $12.926        3,554
                             2005        $12.926      $13.691        3,507
                             2006        $13.691      $15.399        4,766
                             2007        $15.399      $16.354        4,654
                             2008        $16.354      $12.150        3,211
                             2009        $12.150      $14.222        3,321
                             2010        $14.222      $14.845        2,772
                             2011        $14.845      $13.368        2,922
                             2012        $13.368      $13.976        3,022
                             2013        $13.976      $14.857            0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.471            0
                             2007        $ 9.471      $11.430            0
                             2008        $11.430      $ 6.290            0
                             2009        $ 6.290      $ 8.730            0
                             2010        $ 8.730      $10.631            0
                             2011        $10.631      $ 9.634            0
                             2012        $ 9.634      $ 9.925            0
                             2013        $ 9.925      $ 8.296            0
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.681            0
                             2007        $10.681      $11.067            0
                             2008        $11.067      $ 9.256            0
                             2009        $ 9.256      $11.835            0
                             2010        $11.835      $12.998            0
                             2011        $12.998      $13.532            0
                             2012        $13.532      $15.617            0
                             2013        $15.617      $14.228            0
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.098            0
                             2007        $10.098      $10.942            0
                             2008        $10.942      $ 9.959            0
                             2009        $ 9.959      $11.545            0
                             2010        $11.545      $12.221            0
                             2011        $12.221      $13.364            0
                             2012        $13.364      $14.230            0
                             2013        $14.230      $12.648            0
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.279            0
                             2007        $10.279      $10.946            0
                             2008        $10.946      $11.234            0
                             2009        $11.234      $12.547            0
                             2010        $12.547      $13.283            0
                             2011        $13.283      $13.476          213
                             2012        $13.476      $14.461          212
                             2013        $14.461      $13.881          211
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.923          656
                             2010        $ 7.923      $ 8.744          614
                             2011        $ 8.744      $ 8.735          464
                             2012        $ 8.735      $10.213          210
                             2013        $10.213      $13.255           71

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $11.288      $11.972            0
                             2005        $11.972      $12.203            0
                             2006        $12.203      $13.387            0
                             2007        $13.387      $13.244            0
                             2008        $13.244      $ 7.694            0
                             2009        $ 7.694      $ 9.474            0
                             2010        $ 9.474      $10.291            0
                             2011        $10.291      $10.366            0
                             2012        $10.366      $11.432            0
                             2013        $11.432      $13.232            0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $12.260      $13.351            0
                             2005        $13.351      $13.770            0
                             2006        $13.770      $15.644            0
                             2007        $15.644      $14.405            0
                             2008        $14.405      $ 8.655            0
                             2009        $ 8.655      $11.012            0
                             2010        $11.012      $12.344            0
                             2011        $12.344      $11.538            0
                             2012        $11.538      $13.471            0
                             2013        $13.471      $17.914            0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $12.628      $14.382        2,944
                             2005        $14.382      $15.816        3,228
                             2006        $15.816      $19.799        3,394
                             2007        $19.799      $21.026        3,332
                             2008        $21.026      $11.550        3,200
                             2009        $11.550      $14.108        3,197
                             2010        $14.108      $15.214        3,169
                             2011        $15.214      $12.387          253
                             2012        $12.387      $14.800          146
                             2013        $14.800      $18.578           49
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.126      $13.387            0
                             2005        $13.387      $14.277            0
                             2006        $14.277      $15.943            0
                             2007        $15.943      $14.817            0
                             2008        $14.817      $ 8.779            0
                             2009        $ 8.779      $11.256            0
                             2010        $11.256      $12.568            0
                             2011        $12.568      $12.324            0
                             2012        $12.324      $14.110            0
                             2013        $14.110      $18.687            0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.896          440
                             2006        $10.896      $12.390          727
                             2007        $12.390      $11.548          664
                             2008        $11.548      $ 6.252          689
                             2009        $ 6.252      $ 5.884            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $11.696      $12.040         3,162
                             2005        $12.040      $12.473         3,198
                             2006        $12.473      $12.890         3,679
                             2007        $12.890      $13.329         3,577
                             2008        $13.329      $ 8.226         3,177
                             2009        $ 8.226      $13.214         2,858
                             2010        $13.214      $15.645           467
                             2011        $15.645      $12.597           465
                             2012        $12.597      $14.102             0
                             2013        $14.102      $19.866             0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $11.265      $12.154             0
                             2005        $12.154      $13.359             0
                             2006        $13.359      $14.508             0
                             2007        $14.508      $15.127             0
                             2008        $15.127      $12.605             0
                             2009        $12.605      $16.075             0
                             2010        $16.075      $17.290             0
                             2011        $17.290      $18.113             0
                             2012        $18.113      $20.925             0
                             2013        $20.925      $18.713             0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2004        $14.841      $17.891            26
                             2005        $17.891      $23.458           145
                             2006        $23.458      $31.539           138
                             2007        $31.539      $43.413           132
                             2008        $43.413      $18.405           119
                             2009        $18.405      $30.687           114
                             2010        $30.687      $35.776           108
                             2011        $35.776      $28.670           100
                             2012        $28.670      $33.673            94
                             2013        $33.673      $32.639            89
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $12.193      $13.476           334
                             2005        $13.476      $14.790        15,320
                             2006        $14.790      $17.615        17,075
                             2007        $17.615      $18.951        22,445
                             2008        $18.951      $13.198        20,245
                             2009        $13.198      $16.760         2,924
                             2010        $16.760      $18.734         2,657
                             2011        $18.734      $20.024         2,461
                             2012        $20.024      $22.684         2,240
                             2013        $22.684      $26.604         2,051
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $16.151         3,052

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $11.659      $12.276            0
                             2005        $12.276      $13.895            0
                             2006        $13.895      $14.138            0
                             2007        $14.138      $16.857            0
                             2008        $16.857      $ 8.368            0
                             2009        $ 8.368      $13.545            0
                             2010        $13.545      $16.278            0
                             2011        $16.278      $15.469            0
                             2012        $15.469      $17.291            0
                             2013        $17.291      $25.035            0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2004        $13.054      $15.542        4,190
                             2005        $15.542      $17.868        5,800
                             2006        $17.868      $19.114        5,778
                             2007        $19.114      $22.967        5,547
                             2008        $22.967      $11.971        6,106
                             2009        $11.971      $18.464        5,340
                             2010        $18.464      $23.937        3,203
                             2011        $23.937      $21.778        3,210
                             2012        $21.778      $23.155        3,232
                             2013        $23.155      $31.202        3,016
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.556      $15.804          385
                             2005        $15.804      $17.487          494
                             2006        $17.487      $19.168          494
                             2007        $19.168      $19.341           18
                             2008        $19.341      $11.291           18
                             2009        $11.291      $16.228           17
                             2010        $16.228      $20.129           17
                             2011        $20.129      $18.010           17
                             2012        $18.010      $20.247           17
                             2013        $20.247      $33.999           17
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $12.724      $16.970          991
                             2005        $16.970      $19.420        1,981
                             2006        $19.420      $26.205        1,813
                             2007        $26.205      $21.244        1,865
                             2008        $21.244      $12.897        1,358
                             2009        $12.897      $16.242        1,254
                             2010        $16.242      $20.619        1,078
                             2011        $20.619      $21.354        1,059
                             2012        $21.354      $24.198          956
                             2013        $24.198      $24.132          831


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

                        ALLSTATE VARIABLE ANNUITY - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
                      INCREASE) OPTION, AND THE EARNINGS
                  PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.85


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $12.250      $13.347       126,129
                             2005        $13.347      $13.677       112,719
                             2006        $13.677      $15.674       104,798
                             2007        $15.674      $16.099        96,169
                             2008        $16.099      $ 9.352        78,725
                             2009        $ 9.352      $11.026        74,699
                             2010        $11.026      $12.183        70,436
                             2011        $12.183      $12.660        65,280
                             2012        $12.660      $14.540        62,009
                             2013        $14.540      $19.170        37,165
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $12.416      $13.930        42,746
                             2005        $13.930      $15.235        42,415
                             2006        $15.235      $14.739        39,046
                             2007        $14.739      $16.265        38,368
                             2008        $16.265      $ 9.146        30,894
                             2009        $ 9.146      $11.904        34,486
                             2010        $11.904      $13.387        32,136
                             2011        $13.387      $13.241        27,881
                             2012        $13.241      $14.732        25,198
                             2013        $14.732      $19.299        15,305
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.841         5,353
                             2006        $11.841      $15.675        43,963
                             2007        $15.675      $16.210        30,208
                             2008        $16.210      $ 7.418        27,789
                             2009        $ 7.418      $ 9.763        28,287
                             2010        $ 9.763      $ 9.976        22,877
                             2011        $ 9.976      $ 7.873        22,887
                             2012        $ 7.873      $ 8.806        21,094
                             2013        $ 8.806      $10.588        14,869

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $11.453      $12.155        31,643
                             2005        $12.155      $13.676        32,073
                             2006        $13.676      $13.311        32,186
                             2007        $13.311      $14.814        28,710
                             2008        $14.814      $ 8.732        24,179
                             2009        $ 8.732      $11.729        22,605
                             2010        $11.729      $12.619        16,754
                             2011        $12.619      $11.958        14,875
                             2012        $11.958      $13.602        14,161
                             2013        $13.602      $18.254        11,395
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2004        $13.572      $15.832        38,309
                             2005        $15.832      $16.538        42,551
                             2006        $16.538      $18.503        43,753
                             2007        $18.503      $18.400        42,005
                             2008        $18.400      $11.581        38,262
                             2009        $11.581      $16.184        31,791
                             2010        $16.184      $20.069        21,583
                             2011        $20.069      $17.966        17,588
                             2012        $17.966      $20.849        14,308
                             2013        $20.849      $28.110        15,386
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.922           738
                             2006        $10.922      $13.214         5,696
                             2007        $13.214      $15.796         5,577
                             2008        $15.796      $ 9.786         3,757
                             2009        $ 9.786      $10.544             0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.702           362
                             2006        $10.702      $12.689         9,658
                             2007        $12.689      $11.911         8,670
                             2008        $11.911      $ 6.882         8,835
                             2009        $ 6.882      $ 8.160         8,832
                             2010        $ 8.160      $ 8.907         8,826
                             2011        $ 8.907      $ 8.396         8,675
                             2012        $ 8.396      $ 9.502         8,654
                             2013        $ 9.502      $12.705           568
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.856        15,726
                             2006        $11.856      $12.943        40,445
                             2007        $12.943      $14.871        50,156
                             2008        $14.871      $ 8.348        46,659
                             2009        $ 8.348      $11.078        41,469
                             2010        $11.078      $12.690        40,222
                             2011        $12.690      $12.085        34,559
                             2012        $12.085      $13.749        29,393
                             2013        $13.749      $17.637        19,901

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.058         3,967
                             2006        $11.058      $12.225        10,869
                             2007        $12.225      $13.394        10,436
                             2008        $13.394      $ 7.623         9,283
                             2009        $ 7.623      $ 9.485        10,326
                             2010        $ 9.485      $10.644         8,273
                             2011        $10.644      $10.569         6,735
                             2012        $10.569      $12.242         5,438
                             2013        $12.242      $15.979        14,531
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.445         1,921
                             2006        $10.445      $11.360         3,526
                             2007        $11.360      $11.410         6,368
                             2008        $11.410      $ 8.367         2,981
                             2009        $ 8.367      $11.759         2,656
                             2010        $11.759      $13.095         2,126
                             2011        $13.095      $13.305         2,200
                             2012        $13.305      $14.854         2,028
                             2013        $14.854      $15.380         1,895
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.074         4,100
                             2006        $12.074      $13.296        12,431
                             2007        $13.296      $15.021        17,022
                             2008        $15.021      $ 8.886         8,931
                             2009        $ 8.886      $12.165         6,557
                             2010        $12.165      $15.322         5,250
                             2011        $15.322      $13.381         6,109
                             2012        $13.381      $15.016         5,838
                             2013        $15.016      $19.987         5,363
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.182         4,146
                             2007        $10.182      $10.468         6,008
                             2008        $10.468      $10.538        53,954
                             2009        $10.538      $10.372        41,100
                             2010        $10.372      $10.168        13,616
                             2011        $10.168      $ 9.962        10,042
                             2012        $ 9.962      $ 9.759        10,879
                             2013        $ 9.759      $ 9.561         8,220
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.121           489
                             2006        $11.121      $11.462         2,092
                             2007        $11.462      $12.834         2,023
                             2008        $12.834      $ 8.133         4,613
                             2009        $ 8.133      $10.593         3,248
                             2010        $10.593      $12.058         2,545
                             2011        $12.058      $11.245         2,422
                             2012        $11.245      $12.035         2,490
                             2013        $12.035      $16.209         1,231

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.663         6,325
                             2005        $10.663      $10.792         8,169
                             2006        $10.792      $11.562        11,102
                             2007        $11.562      $11.633         7,997
                             2008        $11.633      $ 8.731         7,183
                             2009        $ 8.731      $12.206         7,633
                             2010        $12.206      $13.542         6,281
                             2011        $13.542      $13.871         4,863
                             2012        $13.871      $15.702         4,285
                             2013        $15.702      $16.586         3,881
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.206         3,044
                             2005        $11.206      $11.154        14,696
                             2006        $11.154      $12.920        23,295
                             2007        $12.920      $13.131        29,424
                             2008        $13.131      $ 9.048        24,898
                             2009        $ 9.048      $12.019        17,151
                             2010        $12.019      $13.266        22,692
                             2011        $13.266      $13.306        20,111
                             2012        $13.306      $14.683        22,205
                             2013        $14.683      $16.388        15,595
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.347         2,482
                             2006        $11.347      $13.679         8,964
                             2007        $13.679      $14.986        10,891
                             2008        $14.986      $10.503         5,855
                             2009        $10.503      $12.687         4,203
                             2010        $12.687      $13.915        13,287
                             2011        $13.915      $13.228        12,696
                             2012        $13.228      $14.689         2,061
                             2013        $14.689      $18.363           645
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.918         1,343
                             2005        $10.918      $11.825         8,181
                             2006        $11.825      $13.714        11,972
                             2007        $13.714      $13.900        15,963
                             2008        $13.900      $ 8.563        13,778
                             2009        $ 8.563      $10.574        11,083
                             2010        $10.574      $11.518         9,600
                             2011        $11.518      $11.166         8,757
                             2012        $11.166      $12.495         7,975
                             2013        $12.495      $15.700         6,449

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.484        14,835
                             2005        $11.484      $12.395        34,582
                             2006        $12.395      $14.746        48,395
                             2007        $14.746      $16.677        42,188
                             2008        $16.677      $ 9.740        36,299
                             2009        $ 9.740      $13.075        28,883
                             2010        $13.075      $13.886        26,842
                             2011        $13.886      $12.156        21,246
                             2012        $12.156      $14.079        19,306
                             2013        $14.079      $16.960        17,960
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.492         4,390
                             2006        $10.492      $12.605         3,464
                             2007        $12.605      $12.378        11,305
                             2008        $12.378      $ 8.037         6,113
                             2009        $ 8.037      $ 9.316         5,160
                             2010        $ 9.316      $10.147         4,681
                             2011        $10.147      $ 9.240         7,821
                             2012        $ 9.240      $10.782         7,261
                             2013        $10.782      $14.073         6,389
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.343         4,759
                             2006        $11.343      $12.908         8,616
                             2007        $12.908      $12.979         7,073
                             2008        $12.979      $ 8.046         5,564
                             2009        $ 8.046      $10.495         8,566
                             2010        $10.495      $12.852         8,533
                             2011        $12.852      $11.787         8,369
                             2012        $11.787      $13.679         7,606
                             2013        $13.679      $17.807         5,056
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.309         4,885
                             2006        $11.309      $12.439        11,872
                             2007        $12.439      $10.147        13,843
                             2008        $10.147      $ 6.576         8,266
                             2009        $ 6.576      $ 8.225         9,478
                             2010        $ 8.225      $10.484         9,064
                             2011        $10.484      $10.340        11,629
                             2012        $10.340      $11.428        10,582
                             2013        $11.428      $15.183         9,247
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.238         2,159
                             2006        $11.238      $12.428         9,098
                             2007        $12.428      $11.888         9,461
                             2008        $11.888      $ 7.390         9,415
                             2009        $ 7.390      $ 8.770        10,145
                             2010        $ 8.770      $ 9.695         8,742
                             2011        $ 9.695      $ 9.882         8,027
                             2012        $ 9.882      $11.079         6,972
                             2013        $11.079      $14.925         2,917

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.793      $12.336        53,186
                             2005        $12.336      $13.008        58,532
                             2006        $13.008      $13.078        56,074
                             2007        $13.078      $14.941        49,104
                             2008        $14.941      $ 7.447        46,566
                             2009        $ 7.447      $12.085        44,395
                             2010        $12.085      $14.155        30,198
                             2011        $14.155      $12.980        27,023
                             2012        $12.980      $14.418        26,579
                             2013        $14.418      $19.745        22,260
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $13.340      $14.967        95,207
                             2005        $14.967      $16.443        95,716
                             2006        $16.443      $19.431        88,485
                             2007        $19.431      $20.506        80,843
                             2008        $20.506      $11.767        65,999
                             2009        $11.767      $16.041        53,940
                             2010        $16.041      $19.199        39,671
                             2011        $19.199      $18.964        34,456
                             2012        $18.964      $21.748        29,538
                             2013        $21.748      $28.534        23,590
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $12.205      $12.713        18,417
                             2005        $12.713      $13.523        17,072
                             2006        $13.523      $14.051        16,710
                             2007        $14.051      $15.377        15,980
                             2008        $15.377      $ 8.642         9,340
                             2009        $ 8.642      $10.220         9,014
                             2010        $10.220      $11.534         7,206
                             2011        $11.534      $10.382         6,168
                             2012        $10.382      $11.895             0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $12.462      $14.335       217,115
                             2005        $14.335      $14.621       232,406
                             2006        $14.621      $16.621       226,704
                             2007        $16.621      $15.901       211,291
                             2008        $15.901      $10.000       184,850
                             2009        $10.000      $12.579       161,817
                             2010        $12.579      $14.256       129,003
                             2011        $14.256      $13.672        97,705
                             2012        $13.672      $15.927        89,261
                             2013        $15.927      $21.164        74,499

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.749        13,438
                             2007        $10.749      $11.358        11,274
                             2008        $11.358      $ 7.753        10,586
                             2009        $ 7.753      $ 9.720         7,822
                             2010        $ 9.720      $10.402         6,633
                             2011        $10.402      $10.160         5,786
                             2012        $10.160      $11.307         5,427
                             2013        $11.307      $14.282         5,280
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2004        $12.198      $12.930       141,091
                             2005        $12.930      $13.345       135,327
                             2006        $13.345      $14.489       124,318
                             2007        $14.489      $14.746       112,988
                             2008        $14.746      $ 9.178       101,631
                             2009        $ 9.178      $11.143        92,228
                             2010        $11.143      $12.030        69,876
                             2011        $12.030      $11.777        49,582
                             2012        $11.777      $13.656        44,285
                             2013        $13.656      $17.493        32,074
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $11.563      $12.632        27,925
                             2005        $12.632      $13.288        37,859
                             2006        $13.288      $14.655        42,633
                             2007        $14.655      $14.837        40,157
                             2008        $14.837      $11.237        31,692
                             2009        $11.237      $13.484        26,707
                             2010        $13.484      $14.798        22,051
                             2011        $14.798      $14.308        28,061
                             2012        $14.308      $15.752        20,524
                             2013        $15.752      $19.271        16,439
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $11.751        30,653
                             2012        $11.751      $13.054        27,571
                             2013        $13.054      $15.634        20,328
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2004        $12.905      $14.494        58,131
                             2005        $14.494      $15.075        55,619
                             2006        $15.075      $17.959        50,377
                             2007        $17.959      $18.781        46,236
                             2008        $18.781      $10.839        40,507
                             2009        $10.839      $12.328        37,146
                             2010        $12.328      $13.512        34,667
                             2011        $13.512      $14.547             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $12.360      $13.818       128,725
                             2005        $13.818      $14.852       126,795
                             2006        $14.852      $16.874       132,321
                             2007        $16.874      $16.945       111,832
                             2008        $16.945      $11.252        88,180
                             2009        $11.252      $13.680        83,402
                             2010        $13.680      $15.035        71,696
                             2011        $15.035      $14.396        49,322
                             2012        $14.396      $16.125        42,843
                             2013        $16.125      $21.130        36,130
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $18.098         5,203
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2004        $11.274      $12.100        21,842
                             2005        $12.100      $12.082        14,419
                             2006        $12.082      $12.902        10,425
                             2007        $12.902      $13.131         9,454
                             2008        $13.131      $ 9.879         8,513
                             2009        $ 9.879      $13.962         8,129
                             2010        $13.962      $15.039         6,312
                             2011        $15.039      $14.976         4,938
                             2012        $14.976      $17.385         4,810
                             2013        $17.385      $17.899             0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2004        $11.606      $12.589        18,397
                             2005        $12.589      $13.160        17,345
                             2006        $13.160      $14.692        14,688
                             2007        $14.692      $14.803        10,632
                             2008        $14.803      $10.666         9,952
                             2009        $10.666      $13.050         6,798
                             2010        $13.050      $14.336         5,935
                             2011        $14.336      $15.227             0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 7.928         3,343
                             2012        $ 7.928      $ 8.951         3,294
                             2013        $ 8.951      $10.410         1,194
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.771         8,605
                             2005        $10.771      $11.319         8,247
                             2006        $11.319      $12.306         7,893
                             2007        $12.306      $13.173         7,295
                             2008        $13.173      $ 9.203         7,151
                             2009        $ 9.203      $11.707         4,739
                             2010        $11.707      $13.048         4,546
                             2011        $13.048      $11.951         4,172
                             2012        $11.951      $12.950         4,188
                             2013        $12.950      $16.297         4,146

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $12.798      $14.405        16,456
                             2005        $14.405      $15.680        15,578
                             2006        $15.680      $16.117        14,996
                             2007        $16.117      $18.565        13,510
                             2008        $18.565      $ 9.668        13,183
                             2009        $ 9.668      $14.810        13,415
                             2010        $14.810      $18.465         8,930
                             2011        $18.465      $16.396         7,827
                             2012        $16.396      $17.928         7,280
                             2013        $17.928      $23.991         4,859
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2004        $12.052      $13.021        83,850
                             2005        $13.021      $13.322        87,092
                             2006        $13.322      $15.037        88,235
                             2007        $15.037      $15.465        70,050
                             2008        $15.465      $ 9.503        62,991
                             2009        $ 9.503      $11.736        64,893
                             2010        $11.736      $13.174        53,865
                             2011        $13.174      $13.103        46,240
                             2012        $13.103      $14.827        35,304
                             2013        $14.827      $19.108        31,305
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2004        $12.856      $13.959        33,636
                             2005        $13.959      $14.418        32,625
                             2006        $14.418      $15.952        28,897
                             2007        $15.952      $15.838        27,720
                             2008        $15.838      $ 7.462        21,186
                             2009        $ 7.462      $10.799        14,825
                             2010        $10.799      $11.313        10,700
                             2011        $11.313      $10.707         7,344
                             2012        $10.707      $12.339         6,732
                             2013        $12.339      $16.110         5,966
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.706         1,800
                             2007        $10.706      $11.982         4,251
                             2008        $11.982      $ 6.042         9,368
                             2009        $ 6.042      $ 8.081         6,465
                             2010        $ 8.081      $ 8.700         4,673
                             2011        $ 8.700      $ 9.460             0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2004        $11.447      $13.488         7,208
                             2005        $13.488      $15.110         7,714
                             2006        $15.110      $17.767         6,579
                             2007        $17.767      $20.890         5,386
                             2008        $20.890      $13.619         5,352
                             2009        $13.619      $15.854         6,694
                             2010        $15.854      $16.578         6,470
                             2011        $16.578      $18.810         6,393
                             2012        $18.810      $21.823         6,365
                             2013        $21.823      $25.128         5,409

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2004        $12.172      $13.411        19,176
                             2005        $13.411      $16.124        15,803
                             2006        $16.124      $17.003        22,260
                             2007        $17.003      $19.883        12,516
                             2008        $19.883      $ 9.933        12,026
                             2009        $ 9.933      $16.450         4,109
                             2010        $16.450      $20.261         3,006
                             2011        $20.261      $18.341         4,419
                             2012        $18.341      $20.053         4,448
                             2013        $20.053      $21.246             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2004        $12.626      $13.912        55,666
                             2005        $13.912      $14.768        49,938
                             2006        $14.768      $18.790        48,651
                             2007        $18.790      $21.229        47,017
                             2008        $21.229      $11.886        43,882
                             2009        $11.886      $14.835        38,945
                             2010        $14.835      $15.544        35,629
                             2011        $15.544      $13.727        28,475
                             2012        $13.727      $15.888        27,819
                             2013        $15.888      $19.798        11,736
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2004        $12.539      $13.792        13,270
                             2005        $13.792      $14.382        10,719
                             2006        $14.382      $16.675        11,366
                             2007        $16.675      $19.057        10,496
                             2008        $19.057      $10.461        10,253
                             2009        $10.461      $ 9.979             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2004        $10.258      $10.559       114,486
                             2005        $10.559      $10.662       124,823
                             2006        $10.662      $11.003       133,661
                             2007        $11.003      $11.395       110,740
                             2008        $11.395      $10.146        99,099
                             2009        $10.146      $12.155        99,908
                             2010        $12.155      $12.980        86,925
                             2011        $12.980      $13.315        73,204
                             2012        $13.315      $14.845        68,368
                             2013        $14.845      $14.661        63,133
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2004        $ 9.967      $ 9.878        85,706
                             2005        $ 9.878      $ 9.823        85,561
                             2006        $ 9.823      $10.011        78,723
                             2007        $10.011      $10.080        63,885
                             2008        $10.080      $ 8.372        45,324
                             2009        $ 8.372      $ 8.657        45,743
                             2010        $ 8.657      $ 8.669        36,915
                             2011        $ 8.669      $ 8.700        30,792
                             2012        $ 8.700      $ 8.782        28,780
                             2013        $ 8.782      $ 8.611        26,456

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2004        $ 9.886      $ 9.744        67,416
                             2005        $ 9.744      $ 9.787        79,970
                             2006        $ 9.787      $10.006       105,074
                             2007        $10.006      $10.258        63,305
                             2008        $10.258      $10.269       141,641
                             2009        $10.269      $10.061        80,221
                             2010        $10.061      $ 9.857        61,644
                             2011        $ 9.857      $ 9.657        51,392
                             2012        $ 9.657      $ 9.461        44,296
                             2013        $ 9.461      $ 9.268        41,998
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2004        $11.824      $12.841       131,320
                             2005        $12.841      $14.831       119,959
                             2006        $14.831      $15.099        99,994
                             2007        $15.099      $17.634        94,921
                             2008        $17.634      $ 9.026        86,577
                             2009        $ 9.026      $15.106        69,346
                             2010        $15.106      $18.858        63,466
                             2011        $18.858      $17.187        49,857
                             2012        $17.187      $18.871        46,678
                             2013        $18.871      $27.799        31,980
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2004        $11.973      $12.915        66,117
                             2005        $12.915      $13.673        60,584
                             2006        $13.673      $15.370        61,030
                             2007        $15.370      $16.316        56,324
                             2008        $16.316      $12.114        65,473
                             2009        $12.114      $14.174        70,351
                             2010        $14.174      $14.787        64,080
                             2011        $14.787      $13.309        61,183
                             2012        $13.309      $13.907        61,646
                             2013        $13.907      $14.782             0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.468         6,562
                             2007        $ 9.468      $11.420         8,305
                             2008        $11.420      $ 6.281        10,114
                             2009        $ 6.281      $ 8.713        10,055
                             2010        $ 8.713      $10.606        15,945
                             2011        $10.606      $ 9.606        11,150
                             2012        $ 9.606      $ 9.892        10,829
                             2013        $ 9.892      $ 8.264         8,199
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.677             0
                             2007        $10.677      $11.058         1,159
                             2008        $11.058      $ 9.243         1,090
                             2009        $ 9.243      $11.813         1,273
                             2010        $11.813      $12.967         7,134
                             2011        $12.967      $13.493         5,505
                             2012        $13.493      $15.563         5,907
                             2013        $15.563      $14.172         5,161

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.094           168
                             2007        $10.094      $10.933         2,678
                             2008        $10.933      $ 9.946        18,212
                             2009        $ 9.946      $11.523        26,099
                             2010        $11.523      $12.192        22,697
                             2011        $12.192      $13.325        20,645
                             2012        $13.325      $14.181        20,649
                             2013        $14.181      $12.599         9,584
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.276         6,002
                             2007        $10.276      $10.937        14,267
                             2008        $10.937      $11.219        14,340
                             2009        $11.219      $12.524        32,183
                             2010        $12.524      $13.251        45,299
                             2011        $13.251      $13.437        28,571
                             2012        $13.437      $14.412        33,829
                             2013        $14.412      $13.827        23,412
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.904         8,444
                             2010        $ 7.904      $ 8.719         6,979
                             2011        $ 8.719      $ 8.705         5,142
                             2012        $ 8.705      $10.173         4,323
                             2013        $10.173      $13.196         3,197
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $11.284      $11.961         3,301
                             2005        $11.961      $12.187         7,058
                             2006        $12.187      $13.362         6,680
                             2007        $13.362      $13.213         6,590
                             2008        $13.213      $ 7.672         6,324
                             2009        $ 7.672      $ 9.442         6,027
                             2010        $ 9.442      $10.251         4,468
                             2011        $10.251      $10.320         4,392
                             2012        $10.320      $11.376         4,066
                             2013        $11.376      $13.161         2,429
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $12.255      $13.340        38,714
                             2005        $13.340      $13.751        35,632
                             2006        $13.751      $15.615        35,318
                             2007        $15.615      $14.371        34,925
                             2008        $14.371      $ 8.630        28,763
                             2009        $ 8.630      $10.974        28,243
                             2010        $10.974      $12.296        27,357
                             2011        $12.296      $11.487        24,404
                             2012        $11.487      $13.405        23,885
                             2013        $13.405      $17.817        20,089

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $12.624      $14.369        42,996
                             2005        $14.369      $15.794        40,716
                             2006        $15.794      $19.762        40,989
                             2007        $19.762      $20.976        42,142
                             2008        $20.976      $11.516        37,889
                             2009        $11.516      $14.061        36,384
                             2010        $14.061      $15.155        26,672
                             2011        $15.155      $12.332        16,219
                             2012        $12.332      $14.727        15,734
                             2013        $14.727      $18.477        14,095
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.122      $13.376         3,768
                             2005        $13.376      $14.257         3,224
                             2006        $14.257      $15.914         1,095
                             2007        $15.914      $14.782         1,088
                             2008        $14.782      $ 8.753         1,081
                             2009        $ 8.753      $11.218         1,070
                             2010        $11.218      $12.519            19
                             2011        $12.519      $12.269            18
                             2012        $12.269      $14.041             0
                             2013        $14.041      $18.586             0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.892         2,158
                             2006        $10.892      $12.379         6,112
                             2007        $12.379      $11.533         7,514
                             2008        $11.533      $ 6.241         8,088
                             2009        $ 6.241      $ 5.873             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $11.692      $12.030        34,436
                             2005        $12.030      $12.456        34,433
                             2006        $12.456      $12.866        34,002
                             2007        $12.866      $13.298        33,087
                             2008        $13.298      $ 8.202        26,972
                             2009        $ 8.202      $13.169        25,460
                             2010        $13.169      $15.584        24,292
                             2011        $15.584      $12.541        15,722
                             2012        $12.541      $14.033        15,336
                             2013        $14.033      $19.758        12,128

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $11.262      $12.144        13,461
                             2005        $12.144      $13.341        13,187
                             2006        $13.341      $14.481        10,029
                             2007        $14.481      $15.091         8,772
                             2008        $15.091      $12.569         8,309
                             2009        $12.569      $16.020         8,243
                             2010        $16.020      $17.222         5,842
                             2011        $17.222      $18.033         4,016
                             2012        $18.033      $20.822         3,932
                             2013        $20.822      $18.611         3,805
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2004        $14.836      $17.876        18,272
                             2005        $17.876      $23.426        16,849
                             2006        $23.426      $31.480        18,302
                             2007        $31.480      $43.310        15,439
                             2008        $43.310      $18.352        11,775
                             2009        $18.352      $30.583        10,969
                             2010        $30.583      $35.636        11,107
                             2011        $35.636      $28.544         7,559
                             2012        $28.544      $33.507        11,488
                             2013        $33.507      $32.462        10,002
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $12.188      $13.464        71,788
                             2005        $13.464      $14.770        77,874
                             2006        $14.770      $17.582        76,453
                             2007        $17.582      $18.906        78,500
                             2008        $18.906      $13.160        61,406
                             2009        $13.160      $16.703        61,560
                             2010        $16.703      $18.661        44,272
                             2011        $18.661      $19.935        29,994
                             2012        $19.935      $22.572        28,216
                             2013        $22.572      $26.460        23,695
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $16.063        57,038
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $11.655      $12.266        20,213
                             2005        $12.266      $13.876        18,873
                             2006        $13.876      $14.112        17,918
                             2007        $14.112      $16.817        11,399
                             2008        $16.817      $ 8.344        10,123
                             2009        $ 8.344      $13.499         6,366
                             2010        $13.499      $16.214         6,216
                             2011        $16.214      $15.401         3,832
                             2012        $15.401      $17.206         3,318
                             2013        $17.206      $24.899         2,379

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2004        $13.049      $15.529        66,075
                             2005        $15.529      $17.844        62,142
                             2006        $17.844      $19.078        62,458
                             2007        $19.078      $22.913        51,069
                             2008        $22.913      $11.937        44,742
                             2009        $11.937      $18.401        36,376
                             2010        $18.401      $23.843        30,783
                             2011        $23.843      $21.682        25,904
                             2012        $21.682      $23.041        24,227
                             2013        $23.041      $31.032        20,397
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.552      $15.791        38,379
                             2005        $15.791      $17.463        38,617
                             2006        $17.463      $19.132        36,728
                             2007        $19.132      $19.295        30,997
                             2008        $19.295      $11.258        26,703
                             2009        $11.258      $16.173        20,859
                             2010        $16.173      $20.051        17,248
                             2011        $20.051      $17.930        13,849
                             2012        $17.930      $20.147        11,342
                             2013        $20.147      $33.814         9,830
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $12.720      $16.956        43,744
                             2005        $16.956      $19.393        41,791
                             2006        $19.393      $26.156        36,011
                             2007        $26.156      $21.194        29,731
                             2008        $21.194      $12.860        23,763
                             2009        $12.860      $16.187        21,356
                             2010        $16.187      $20.539        19,575
                             2011        $20.539      $21.260        14,031
                             2012        $21.260      $24.079        13,371
                             2013        $24.079      $24.001        12,713


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

                         WITH MAV DEATH BENEFIT OPTION

                           MORTALITY & EXPENSE = 1.7


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $12.263      $13.381       186,919
                             2005        $13.381      $13.732       192,777
                             2006        $13.732      $15.762        73,789
                             2007        $15.762      $16.214       123,819
                             2008        $16.214      $ 9.434        95,302
                             2009        $ 9.434      $11.139        89,931
                             2010        $11.139      $12.327        66,876
                             2011        $12.327      $12.829        53,780
                             2012        $12.829      $14.756        50,316
                             2013        $14.756      $19.486        32,032
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $12.429      $13.966        87,618
                             2005        $13.966      $15.297       202,737
                             2006        $15.297      $14.822        72,624
                             2007        $14.822      $16.382       209,318
                             2008        $16.382      $ 9.226       133,414
                             2009        $ 9.226      $12.026       121,891
                             2010        $12.026      $13.545        84,227
                             2011        $13.545      $13.418        62,869
                             2012        $13.418      $14.951        49,084
                             2013        $14.951      $19.616        37,692
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.854       248,369
                             2006        $11.854      $15.715        32,002
                             2007        $15.715      $16.277       408,290
                             2008        $16.277      $ 7.460       463,005
                             2009        $ 7.460      $ 9.833       369,688
                             2010        $ 9.833      $10.063       318,473
                             2011        $10.063      $ 7.954       282,987
                             2012        $ 7.954      $ 8.910       233,758
                             2013        $ 8.910      $10.729       181,439

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $11.464      $12.186        41,070
                             2005        $12.186      $13.732        40,431
                             2006        $13.732      $13.386         1,106
                             2007        $13.386      $14.920        15,963
                             2008        $14.920      $ 8.809        12,275
                             2009        $ 8.809      $11.849        11,837
                             2010        $11.849      $12.768        11,395
                             2011        $12.768      $12.117        10,825
                             2012        $12.117      $13.804         7,410
                             2013        $13.804      $18.554         5,464
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2004        $13.586      $15.872       136,238
                             2005        $15.872      $16.606       258,660
                             2006        $16.606      $18.607        84,543
                             2007        $18.607      $18.532       252,331
                             2008        $18.532      $11.682       159,012
                             2009        $11.682      $16.350       123,828
                             2010        $16.350      $20.306        90,918
                             2011        $20.306      $18.205        75,476
                             2012        $18.205      $21.159        56,825
                             2013        $21.159      $28.572        42,172
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.933        48,868
                             2006        $10.933      $13.248         4,475
                             2007        $13.248      $15.861        59,029
                             2008        $15.861      $ 9.842        41,351
                             2009        $ 9.842      $10.615             0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.713        11,565
                             2006        $10.713      $12.722         1,022
                             2007        $12.722      $11.960        30,216
                             2008        $11.960      $ 6.921        23,659
                             2009        $ 6.921      $ 8.219        26,687
                             2010        $ 8.219      $ 8.984        21,146
                             2011        $ 8.984      $ 8.482        17,728
                             2012        $ 8.482      $ 9.615        16,729
                             2013        $ 9.615      $12.875        12,409
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.868       181,982
                             2006        $11.868      $12.976        31,737
                             2007        $12.976      $14.932       554,128
                             2008        $14.932      $ 8.395       480,176
                             2009        $ 8.395      $11.158       436,258
                             2010        $11.158      $12.800       357,025
                             2011        $12.800      $12.209       243,606
                             2012        $12.209      $13.911       192,545
                             2013        $13.911      $17.873       149,574

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.069       157,162
                             2006        $11.069      $12.256         7,523
                             2007        $12.256      $13.449       210,551
                             2008        $13.449      $ 7.666       220,340
                             2009        $ 7.666      $ 9.553       192,212
                             2010        $ 9.553      $10.736       151,826
                             2011        $10.736      $10.677       115,532
                             2012        $10.677      $12.386        97,441
                             2013        $12.386      $16.193        72,699
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.456        49,716
                             2006        $10.456      $11.389         4,550
                             2007        $11.389      $11.457       108,995
                             2008        $11.457      $ 8.414        88,914
                             2009        $ 8.414      $11.844        78,023
                             2010        $11.844      $13.209        53,275
                             2011        $13.209      $13.441        32,468
                             2012        $13.441      $15.029        27,132
                             2013        $15.029      $15.585        23,527
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.087       101,824
                             2006        $12.087      $13.330        17,989
                             2007        $13.330      $15.082       182,002
                             2008        $15.082      $ 8.936       138,551
                             2009        $ 8.936      $12.252       116,400
                             2010        $12.252      $15.456        91,409
                             2011        $15.456      $13.518        61,750
                             2012        $13.518      $15.194        40,160
                             2013        $15.194      $20.254        32,149
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.193             0
                             2007        $10.193      $10.495        63,256
                             2008        $10.495      $10.581       496,790
                             2009        $10.581      $10.431       391,555
                             2010        $10.431      $10.241       219,506
                             2011        $10.241      $10.049       176,723
                             2012        $10.049      $ 9.860       157,204
                             2013        $ 9.860      $ 9.674       105,997
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.132        11,194
                             2006        $11.132      $11.491         2,677
                             2007        $11.491      $12.887        65,673
                             2008        $12.887      $ 8.178        66,657
                             2009        $ 8.178      $10.669        56,490
                             2010        $10.669      $12.163        43,863
                             2011        $12.163      $11.360        20,846
                             2012        $11.360      $12.178        17,212
                             2013        $12.178      $16.426        12,587

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.674        77,284
                             2005        $10.674      $10.820       119,391
                             2006        $10.820      $11.610        11,299
                             2007        $11.610      $11.698        77,201
                             2008        $11.698      $ 8.794        54,263
                             2009        $ 8.794      $12.312        64,787
                             2010        $12.312      $13.681        47,920
                             2011        $13.681      $14.035        41,183
                             2012        $14.035      $15.912        36,619
                             2013        $15.912      $16.833        21,618
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.217        41,597
                             2005        $11.217      $11.183       323,126
                             2006        $11.183      $12.973        29,042
                             2007        $12.973      $13.205       909,655
                             2008        $13.205      $ 9.113       480,585
                             2009        $ 9.113      $12.123       418,019
                             2010        $12.123      $13.402       354,304
                             2011        $13.402      $13.463       262,602
                             2012        $13.463      $14.879       205,318
                             2013        $14.879      $16.633       157,799
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.358        23,826
                             2006        $11.358      $13.714         5,198
                             2007        $13.714      $15.047        78,114
                             2008        $15.047      $10.562        64,531
                             2009        $10.562      $12.778        64,382
                             2010        $12.778      $14.036        49,632
                             2011        $14.036      $13.364        48,047
                             2012        $13.364      $14.862        39,840
                             2013        $14.862      $18.608        34,337
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.929        30,375
                             2005        $10.929      $11.855       224,792
                             2006        $11.855      $13.770        17,714
                             2007        $13.770      $13.978       408,166
                             2008        $13.978      $ 8.625       291,560
                             2009        $ 8.625      $10.666       268,143
                             2010        $10.666      $11.636       229,473
                             2011        $11.636      $11.297       162,782
                             2012        $11.297      $12.662       141,161
                             2013        $12.662      $15.934        97,898
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.496        77,295
                             2005        $11.496      $12.426       447,788
                             2006        $12.426      $14.807        45,656
                             2007        $14.807      $16.771       467,312
                             2008        $16.771      $ 9.810       332,023
                             2009        $ 9.810      $13.189       288,157
                             2010        $13.189      $14.028       234,570
                             2011        $14.028      $12.300       208,290
                             2012        $12.300      $14.267       182,194
                             2013        $14.267      $17.212       131,324

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.503        68,083
                             2006        $10.503      $12.637         3,240
                             2007        $12.637      $12.429       132,994
                             2008        $12.429      $ 8.083       102,730
                             2009        $ 8.083      $ 9.382        97,718
                             2010        $ 9.382      $10.236        86,107
                             2011        $10.236      $ 9.335        76,414
                             2012        $ 9.335      $10.910        65,849
                             2013        $10.910      $14.261        46,622
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.355        55,501
                             2006        $11.355      $12.941        10,586
                             2007        $12.941      $13.032        71,239
                             2008        $13.032      $ 8.092        51,861
                             2009        $ 8.092      $10.570        49,351
                             2010        $10.570      $12.964        26,046
                             2011        $12.964      $11.908        19,726
                             2012        $11.908      $13.840        14,874
                             2013        $13.840      $18.045        10,492
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.321       188,527
                             2006        $11.321      $12.471        16,723
                             2007        $12.471      $10.189       289,176
                             2008        $10.189      $ 6.613       225,676
                             2009        $ 6.613      $ 8.284       191,190
                             2010        $ 8.284      $10.575       140,084
                             2011        $10.575      $10.446       108,863
                             2012        $10.446      $11.563        93,842
                             2013        $11.563      $15.385        65,040
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.249       151,020
                             2006        $11.249      $12.460         5,914
                             2007        $12.460      $11.936       218,344
                             2008        $11.936      $ 7.432       178,799
                             2009        $ 7.432      $ 8.833       160,170
                             2010        $ 8.833      $ 9.779       130,365
                             2011        $ 9.779      $ 9.983        99,247
                             2012        $ 9.983      $11.210        85,851
                             2013        $11.210      $15.125        58,034
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.805      $12.367       112,222
                             2005        $12.367      $13.061       145,537
                             2006        $13.061      $13.151        25,708
                             2007        $13.151      $15.048       110,913
                             2008        $15.048      $ 7.512        80,712
                             2009        $ 7.512      $12.209        68,484
                             2010        $12.209      $14.322        56,954
                             2011        $14.322      $13.154        39,424
                             2012        $13.154      $14.633        36,461
                             2013        $14.633      $20.070        25,438

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $13.354      $15.005        231,069
                             2005        $15.005      $16.511        346,792
                             2006        $16.511      $19.540         67,204
                             2007        $19.540      $20.653        322,128
                             2008        $20.653      $11.869        265,638
                             2009        $11.869      $16.205        208,738
                             2010        $16.205      $19.426        165,212
                             2011        $19.426      $19.217        131,324
                             2012        $19.217      $22.072        111,299
                             2013        $22.072      $29.004         79,724
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $12.218      $12.746         18,208
                             2005        $12.746      $13.579         12,438
                             2006        $13.579      $14.130         17,405
                             2007        $14.130      $15.488          6,910
                             2008        $15.488      $ 8.718          6,230
                             2009        $ 8.718      $10.325          5,181
                             2010        $10.325      $11.670          4,559
                             2011        $11.670      $10.521          4,500
                             2012        $10.521      $12.059              0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $12.475      $14.372        702,138
                             2005        $14.372      $14.680      1,159,340
                             2006        $14.680      $16.715        319,305
                             2007        $16.715      $16.015      1,068,334
                             2008        $16.015      $10.087        734,544
                             2009        $10.087      $12.708        633,378
                             2010        $12.708      $14.425        477,628
                             2011        $14.425      $13.854        348,745
                             2012        $13.854      $16.164        275,678
                             2013        $16.164      $21.513        198,763
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.760          1,713
                             2007        $10.760      $11.387         24,978
                             2008        $11.387      $ 7.784         16,894
                             2009        $ 7.784      $ 9.774         11,814
                             2010        $ 9.774      $10.477          6,411
                             2011        $10.477      $10.249          5,969
                             2012        $10.249      $11.424          5,353
                             2013        $11.424      $14.451          3,324
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2004        $12.210      $12.963        209,938
                             2005        $12.963      $13.400        226,368
                             2006        $13.400      $14.571         49,499
                             2007        $14.571      $14.852        150,097
                             2008        $14.852      $ 9.258        118,053
                             2009        $ 9.258      $11.258         96,851
                             2010        $11.258      $12.172         69,549
                             2011        $12.172      $11.935         58,906
                             2012        $11.935      $13.859         57,889
                             2013        $13.859      $17.781         38,531

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $11.575      $12.664        72,671
                             2005        $12.664      $13.342       211,350
                             2006        $13.342      $14.737        64,636
                             2007        $14.737      $14.943       485,911
                             2008        $14.943      $11.335       164,910
                             2009        $11.335      $13.622       113,717
                             2010        $13.622      $14.973        93,853
                             2011        $14.973      $14.499        88,768
                             2012        $14.499      $15.987        70,863
                             2013        $15.987      $19.588        51,694
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $11.908        32,441
                             2012        $11.908      $13.249        27,354
                             2013        $13.249      $15.891        14,825
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2004        $12.918      $14.531        79,037
                             2005        $14.531      $15.137       120,353
                             2006        $15.137      $18.060        10,326
                             2007        $18.060      $18.916        85,280
                             2008        $18.916      $10.933        55,823
                             2009        $10.933      $12.455        47,100
                             2010        $12.455      $13.672        34,544
                             2011        $13.672      $14.726             0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $12.373      $13.853       347,249
                             2005        $13.853      $14.913       489,415
                             2006        $14.913      $16.969       101,736
                             2007        $16.969      $17.067       417,675
                             2008        $17.067      $11.351       313,824
                             2009        $11.351      $13.821       283,366
                             2010        $13.821      $15.213       227,472
                             2011        $15.213      $14.588       174,312
                             2012        $14.588      $16.365       147,939
                             2013        $16.365      $21.478        99,830
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $18.395        19,405
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2004        $11.285      $12.131       154,309
                             2005        $12.131      $12.131       147,765
                             2006        $12.131      $12.975        48,992
                             2007        $12.975      $13.225        88,491
                             2008        $13.225      $ 9.965        61,301
                             2009        $ 9.965      $14.105        45,626
                             2010        $14.105      $15.216        43,595
                             2011        $15.216      $15.176        34,126
                             2012        $15.176      $17.644        26,809
                             2013        $17.644      $18.174             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2004        $11.618      $12.621       201,587
                             2005        $12.621      $13.214       212,851
                             2006        $13.214      $14.774         5,437
                             2007        $14.774      $14.909       128,718
                             2008        $14.909      $10.759        48,848
                             2009        $10.759      $13.184        38,342
                             2010        $13.184      $14.505        26,466
                             2011        $14.505      $15.414             0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 7.998        37,626
                             2012        $ 7.998      $ 9.043        33,079
                             2013        $ 9.043      $10.533        27,925
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.782        34,016
                             2005        $10.782      $11.348       112,654
                             2006        $11.348      $12.356        21,519
                             2007        $12.356      $13.247        78,877
                             2008        $13.247      $ 9.269        50,759
                             2009        $ 9.269      $11.809        44,786
                             2010        $11.809      $13.182        23,893
                             2011        $13.182      $12.092        20,335
                             2012        $12.092      $13.123        15,190
                             2013        $13.123      $16.540         9,478
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $12.811      $14.441        28,954
                             2005        $14.441      $15.744        25,463
                             2006        $15.744      $16.207        25,771
                             2007        $16.207      $18.698        15,411
                             2008        $18.698      $ 9.752        10,326
                             2009        $ 9.752      $14.962         8,592
                             2010        $14.962      $18.683         8,468
                             2011        $18.683      $16.615         7,415
                             2012        $16.615      $18.195         6,297
                             2013        $18.195      $24.386         5,007
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2004        $12.065      $13.055       308,763
                             2005        $13.055      $13.377       451,129
                             2006        $13.377      $15.121        97,380
                             2007        $15.121      $15.576       435,427
                             2008        $15.576      $ 9.586       383,790
                             2009        $ 9.586      $11.856       324,777
                             2010        $11.856      $13.329       271,852
                             2011        $13.329      $13.278       212,804
                             2012        $13.278      $15.048       191,312
                             2013        $15.048      $19.422       153,758

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2004        $12.870      $13.995        98,681
                             2005        $13.995      $14.476       103,508
                             2006        $14.476      $16.042        27,431
                             2007        $16.042      $15.952        64,699
                             2008        $15.952      $ 7.527        52,495
                             2009        $ 7.527      $10.910        45,739
                             2010        $10.910      $11.447        37,699
                             2011        $11.447      $10.850        28,451
                             2012        $10.850      $12.523        24,587
                             2013        $12.523      $16.375        17,472
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.717         1,199
                             2007        $10.717      $12.012        65,224
                             2008        $12.012      $ 6.067        83,498
                             2009        $ 6.067      $ 8.127        83,884
                             2010        $ 8.127      $ 8.762        68,072
                             2011        $ 8.762      $ 9.533             0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2004        $11.458      $13.522        34,395
                             2005        $13.522      $15.171        49,486
                             2006        $15.171      $17.867         3,618
                             2007        $17.867      $21.040        36,800
                             2008        $21.040      $13.738        33,416
                             2009        $13.738      $16.016        28,911
                             2010        $16.016      $16.774        15,413
                             2011        $16.774      $19.061        12,754
                             2012        $19.061      $22.148        13,495
                             2013        $22.148      $25.541        11,660
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2004        $12.184      $13.445        38,388
                             2005        $13.445      $16.190        31,901
                             2006        $16.190      $17.098        23,587
                             2007        $17.098      $20.025        18,238
                             2008        $20.025      $10.019        12,209
                             2009        $10.019      $16.618        10,012
                             2010        $16.618      $20.500         7,085
                             2011        $20.500      $18.586         5,719
                             2012        $18.586      $20.351         5,471
                             2013        $20.351      $21.573             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2004        $12.639      $13.948        34,535
                             2005        $13.948      $14.829        32,446
                             2006        $14.829      $18.896        10,544
                             2007        $18.896      $21.381        20,770
                             2008        $21.381      $11.989        13,267
                             2009        $11.989      $14.987        12,359
                             2010        $14.987      $15.727         9,901
                             2011        $15.727      $13.910         7,715
                             2012        $13.910      $16.125         7,457
                             2013        $16.125      $20.124         6,183

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2004        $12.551      $13.827         37,740
                             2005        $13.827      $14.440         35,366
                             2006        $14.440      $16.768          3,995
                             2007        $16.768      $19.194         19,921
                             2008        $19.194      $10.553         16,432
                             2009        $10.553      $10.071              0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2004        $10.269      $10.586        435,782
                             2005        $10.586      $10.706        907,190
                             2006        $10.706      $11.065         67,695
                             2007        $11.065      $11.477      1,054,166
                             2008        $11.477      $10.234        681,533
                             2009        $10.234      $12.279        609,274
                             2010        $12.279      $13.133        499,323
                             2011        $13.133      $13.492        391,311
                             2012        $13.492      $15.067        308,296
                             2013        $15.067      $14.902        269,690
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2004        $ 9.977      $ 9.903        439,450
                             2005        $ 9.903      $ 9.864        536,500
                             2006        $ 9.864      $10.067         74,623
                             2007        $10.067      $10.153        334,301
                             2008        $10.153      $ 8.445        230,719
                             2009        $ 8.445      $ 8.746        236,989
                             2010        $ 8.746      $ 8.771        190,247
                             2011        $ 8.771      $ 8.817        163,208
                             2012        $ 8.817      $ 8.913        123,746
                             2013        $ 8.913      $ 8.753        119,784
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2004        $ 9.896      $ 9.768        415,730
                             2005        $ 9.768      $ 9.827        600,565
                             2006        $ 9.827      $10.062         62,866
                             2007        $10.062      $10.331        458,128
                             2008        $10.331      $10.358        506,815
                             2009        $10.358      $10.164        356,361
                             2010        $10.164      $ 9.973        271,025
                             2011        $ 9.973      $ 9.786        332,323
                             2012        $ 9.786      $ 9.602        265,307
                             2013        $ 9.602      $ 9.421        210,716
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2004        $11.836      $12.874        260,882
                             2005        $12.874      $14.892        270,898
                             2006        $14.892      $15.184         25,322
                             2007        $15.184      $17.761        180,354
                             2008        $17.761      $ 9.105        150,037
                             2009        $ 9.105      $15.261        124,707
                             2010        $15.261      $19.080         96,404
                             2011        $19.080      $17.416         78,413
                             2012        $17.416      $19.153         62,564
                             2013        $19.153      $28.256         45,685

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2004        $11.985      $12.948        52,030
                             2005        $12.948      $13.728        61,660
                             2006        $13.728      $15.456        10,102
                             2007        $15.456      $16.432        82,961
                             2008        $16.432      $12.220        49,804
                             2009        $12.220      $14.319        79,212
                             2010        $14.319      $14.962        75,735
                             2011        $14.962      $13.486        64,825
                             2012        $13.486      $14.114        28,190
                             2013        $14.114      $15.009             0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.478             0
                             2007        $ 9.478      $11.450        25,216
                             2008        $11.450      $ 6.307        34,564
                             2009        $ 6.307      $ 8.763        41,662
                             2010        $ 8.763      $10.682        34,179
                             2011        $10.682      $ 9.690        21,951
                             2012        $ 9.690      $ 9.993        19,032
                             2013        $ 9.993      $ 8.362        13,042
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.688             0
                             2007        $10.688      $11.086         5,381
                             2008        $11.086      $ 9.281         9,916
                             2009        $ 9.281      $11.880        10,522
                             2010        $11.880      $13.060        13,662
                             2011        $13.060      $13.611         8,405
                             2012        $13.611      $15.723        15,544
                             2013        $15.723      $14.340         7,132
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.104             0
                             2007        $10.104      $10.961       337,431
                             2008        $10.961      $ 9.986       209,514
                             2009        $ 9.986      $11.588       150,324
                             2010        $11.588      $12.279        95,860
                             2011        $12.279      $13.441        66,558
                             2012        $13.441      $14.327        65,743
                             2013        $14.327      $12.748        55,191
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.286           833
                             2007        $10.286      $10.965       493,443
                             2008        $10.965      $11.265       362,106
                             2009        $11.265      $12.594       344,845
                             2010        $12.594      $13.346       295,689
                             2011        $13.346      $13.554       185,165
                             2012        $13.554      $14.559       175,283
                             2013        $14.559      $13.990       160,672
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.960       142,599
                             2010        $ 7.960      $ 8.795       114,988
                             2011        $ 8.795      $ 8.795        85,649
                             2012        $ 8.795      $10.294        68,444
                             2013        $10.294      $13.373        49,208

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $11.296      $11.992       447,425
                             2005        $11.992      $12.236       712,672
                             2006        $12.236      $13.437         5,602
                             2007        $13.437      $13.307        91,787
                             2008        $13.307      $ 7.739        46,549
                             2009        $ 7.739      $ 9.539        40,491
                             2010        $ 9.539      $10.372        38,215
                             2011        $10.372      $10.458        29,958
                             2012        $10.458      $11.546        20,556
                             2013        $11.546      $13.377        18,175
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $12.268      $13.374        40,186
                             2005        $13.374      $13.808        44,373
                             2006        $13.808      $15.703         1,256
                             2007        $15.703      $14.474        27,085
                             2008        $14.474      $ 8.705        13,430
                             2009        $ 8.705      $11.087        11,242
                             2010        $11.087      $12.441         7,839
                             2011        $12.441      $11.640         6,494
                             2012        $11.640      $13.605         5,036
                             2013        $13.605      $18.110         3,962
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $12.637      $14.406       115,035
                             2005        $14.406      $15.859       170,545
                             2006        $15.859      $19.873        21,382
                             2007        $19.873      $21.126       184,580
                             2008        $21.126      $11.617       125,470
                             2009        $11.617      $14.205        96,892
                             2010        $14.205      $15.334        75,588
                             2011        $15.334      $12.497        52,125
                             2012        $12.497      $14.947        40,126
                             2013        $14.947      $18.781        29,528
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.134      $13.410         8,572
                             2005        $13.410      $14.316         7,950
                             2006        $14.316      $16.003         3,447
                             2007        $16.003      $14.888           180
                             2008        $14.888      $ 8.830           164
                             2009        $ 8.830      $11.333           145
                             2010        $11.333      $12.667             0
                             2011        $12.667      $12.433             0
                             2012        $12.433      $14.250             0
                             2013        $14.250      $18.892             0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.903        97,341
                             2006        $10.903      $12.411         6,105
                             2007        $12.411      $11.580       243,127
                             2008        $11.580      $ 6.276       177,191
                             2009        $ 6.276      $ 5.907             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $11.704      $12.061        95,152
                             2005        $12.061      $12.507       127,010
                             2006        $12.507      $12.938        16,033
                             2007        $12.938      $13.393       122,742
                             2008        $13.393      $ 8.274        69,258
                             2009        $ 8.274      $13.304        51,466
                             2010        $13.304      $15.768        38,876
                             2011        $15.768      $12.709        29,357
                             2012        $12.709      $14.242        23,484
                             2013        $14.242      $20.083        16,941
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $11.273      $12.175        56,625
                             2005        $12.175      $13.395        60,690
                             2006        $13.395      $14.562         5,592
                             2007        $14.562      $15.199        49,319
                             2008        $15.199      $12.678        29,056
                             2009        $12.678      $16.184        25,791
                             2010        $16.184      $17.425        22,346
                             2011        $17.425      $18.274        12,011
                             2012        $18.274      $21.132        13,479
                             2013        $21.132      $18.917         5,871
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2004        $14.851      $17.922        47,545
                             2005        $17.922      $23.522        73,319
                             2006        $23.522      $31.656        21,151
                             2007        $31.656      $43.620        76,469
                             2008        $43.620      $18.511        57,233
                             2009        $18.511      $30.897        50,423
                             2010        $30.897      $36.057        45,150
                             2011        $36.057      $28.925        31,041
                             2012        $28.925      $34.007        25,700
                             2013        $34.007      $32.996        19,692
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $12.201      $13.499       175,312
                             2005        $13.499      $14.830       384,803
                             2006        $14.830      $17.681        48,552
                             2007        $17.681      $19.041       449,336
                             2008        $19.041      $13.275       312,974
                             2009        $13.275      $16.874       255,229
                             2010        $16.874      $18.881       191,390
                             2011        $18.881      $20.201       136,769
                             2012        $20.201      $22.909       125,343
                             2013        $22.909      $26.895       101,094
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $16.328        24,728

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $11.667      $12.297        74,213
                             2005        $12.297      $13.933        68,523
                             2006        $13.933      $14.191        18,146
                             2007        $14.191      $16.938        44,609
                             2008        $16.938      $ 8.417        39,332
                             2009        $ 8.417      $13.638        37,241
                             2010        $13.638      $16.405        31,107
                             2011        $16.405      $15.606        13,393
                             2012        $15.606      $17.463        12,516
                             2013        $17.463      $25.309         6,550
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2004        $13.063      $15.568       130,494
                             2005        $15.568      $17.917       179,229
                             2006        $17.917      $19.185        55,348
                             2007        $19.185      $23.077       134,283
                             2008        $23.077      $12.041       104,828
                             2009        $12.041      $18.590        88,186
                             2010        $18.590      $24.125        64,241
                             2011        $24.125      $21.971        47,755
                             2012        $21.971      $23.385        39,734
                             2013        $23.385      $31.543        31,787
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.566      $15.831       100,509
                             2005        $15.831      $17.534        96,086
                             2006        $17.534      $19.240        23,828
                             2007        $19.240      $19.433        54,417
                             2008        $19.433      $11.356        45,892
                             2009        $11.356      $16.338        39,724
                             2010        $16.338      $20.287        34,298
                             2011        $20.287      $18.170        28,517
                             2012        $18.170      $20.447        25,271
                             2013        $20.447      $34.371        18,454
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $12.733      $16.999       147,102
                             2005        $16.999      $19.472       178,831
                             2006        $19.472      $26.303        16,352
                             2007        $26.303      $21.346       142,482
                             2008        $21.346      $12.972       105,121
                             2009        $12.972      $16.353        91,139
                             2010        $16.353      $20.781        70,037
                             2011        $20.781      $21.544        55,184
                             2012        $21.544      $24.438        45,132
                             2013        $24.438      $24.396        29,676


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.75


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $12.259      $13.370         1,074
                             2005        $13.370      $13.714         1,369
                             2006        $13.714      $15.733         1,297
                             2007        $15.733      $16.176         1,206
                             2008        $16.176      $ 9.407         1,181
                             2009        $ 9.407      $11.101           518
                             2010        $11.101      $12.279           480
                             2011        $12.279      $12.772           336
                             2012        $12.772      $14.684           114
                             2013        $14.684      $19.380            17
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $12.424      $13.954           434
                             2005        $13.954      $15.276         6,325
                             2006        $15.276      $14.794         6,555
                             2007        $14.794      $16.343         7,413
                             2008        $16.343      $ 9.199         2,050
                             2009        $ 9.199      $11.985         1,846
                             2010        $11.985      $13.492         1,833
                             2011        $13.492      $13.359           897
                             2012        $13.359      $14.878            82
                             2013        $14.878      $19.510            82
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.849         6,507
                             2006        $11.849      $15.701        22,410
                             2007        $15.701      $16.254        24,370
                             2008        $16.254      $ 7.446        22,716
                             2009        $ 7.446      $ 9.810        19,051
                             2010        $ 9.810      $10.034        16,409
                             2011        $10.034      $ 7.927        17,052
                             2012        $ 7.927      $ 8.876        15,346
                             2013        $ 8.876      $10.682        13,534

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $11.460      $12.176         2,973
                             2005        $12.176      $13.713         2,956
                             2006        $13.713      $13.361         2,940
                             2007        $13.361      $14.884         2,924
                             2008        $14.884      $ 8.783         2,906
                             2009        $ 8.783      $11.809         2,880
                             2010        $11.809      $12.718         2,857
                             2011        $12.718      $12.064         2,837
                             2012        $12.064      $13.736         2,816
                             2013        $13.736      $18.454         2,707
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2004        $13.582      $15.859           532
                             2005        $15.859      $16.583         4,840
                             2006        $16.583      $18.572         8,414
                             2007        $18.572      $18.488         6,510
                             2008        $18.488      $11.648         1,911
                             2009        $11.648      $16.294         1,265
                             2010        $16.294      $20.227         1,055
                             2011        $20.227      $18.125           962
                             2012        $18.125      $21.055           880
                             2013        $21.055      $28.417           812
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.930         1,319
                             2006        $10.930      $13.237         2,046
                             2007        $13.237      $15.839         2,138
                             2008        $15.839      $ 9.823         2,215
                             2009        $ 9.823      $10.591             0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.709         1,262
                             2006        $10.709      $12.711         6,537
                             2007        $12.711      $11.944         6,544
                             2008        $11.944      $ 6.908         6,755
                             2009        $ 6.908      $ 8.199         5,302
                             2010        $ 8.199      $ 8.958         4,749
                             2011        $ 8.958      $ 8.453           568
                             2012        $ 8.453      $ 9.577           564
                             2013        $ 9.577      $12.818           561
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.864         2,655
                             2006        $11.864      $12.965        21,857
                             2007        $12.965      $14.912        19,172
                             2008        $14.912      $ 8.380        18,125
                             2009        $ 8.380      $11.131        17,474
                             2010        $11.131      $12.763        14,987
                             2011        $12.763      $12.168        11,659
                             2012        $12.168      $13.857        10,859
                             2013        $13.857      $17.794        10,687

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.065         2,142
                             2006        $11.065      $12.246         9,355
                             2007        $12.246      $13.431         9,832
                             2008        $13.431      $ 7.652        10,098
                             2009        $ 7.652      $ 9.531         9,053
                             2010        $ 9.531      $10.705         5,315
                             2011        $10.705      $10.641         4,683
                             2012        $10.641      $12.338         3,565
                             2013        $12.338      $16.121         2,876
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.452         2,488
                             2006        $10.452      $11.380         4,152
                             2007        $11.380      $11.441         4,145
                             2008        $11.441      $ 8.399         3,933
                             2009        $ 8.399      $11.815         2,256
                             2010        $11.815      $13.171         1,904
                             2011        $13.171      $13.396           927
                             2012        $13.396      $14.970           892
                             2013        $14.970      $15.516           918
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.083         1,119
                             2006        $12.083      $13.318         4,739
                             2007        $13.318      $15.062         4,715
                             2008        $15.062      $ 8.919         4,612
                             2009        $ 8.919      $12.223         4,351
                             2010        $12.223      $15.411         2,254
                             2011        $15.411      $13.473           912
                             2012        $13.473      $15.134           355
                             2013        $15.134      $20.164           341
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.189         1,541
                             2007        $10.189      $10.486         1,763
                             2008        $10.486      $10.567        22,258
                             2009        $10.567      $10.411        23,957
                             2010        $10.411      $10.217        19,411
                             2011        $10.217      $10.020        16,563
                             2012        $10.020      $ 9.826        12,920
                             2013        $ 9.826      $ 9.636         9,644
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.129             0
                             2006        $11.129      $11.481         5,635
                             2007        $11.481      $12.869         6,539
                             2008        $12.869      $ 8.163         5,995
                             2009        $ 8.163      $10.644         5,383
                             2010        $10.644      $12.128         4,090
                             2011        $12.128      $11.322         3,694
                             2012        $11.322      $12.130         3,442
                             2013        $12.130      $16.353         2,509

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.670         2,014
                             2005        $10.670      $10.810         4,141
                             2006        $10.810      $11.594         4,110
                             2007        $11.594      $11.677         4,146
                             2008        $11.677      $ 8.773         2,638
                             2009        $ 8.773      $12.276           580
                             2010        $12.276      $13.634           569
                             2011        $13.634      $13.980           552
                             2012        $13.980      $15.842           216
                             2013        $15.842      $16.750           242
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.214             0
                             2005        $11.214      $11.173         2,972
                             2006        $11.173      $12.956        37,377
                             2007        $12.956      $13.180        32,717
                             2008        $13.180      $ 9.091        15,765
                             2009        $ 9.091      $12.088        15,063
                             2010        $12.088      $13.356        11,345
                             2011        $13.356      $13.410         5,014
                             2012        $13.410      $14.813         4,356
                             2013        $14.813      $16.551         3,955
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.355           153
                             2006        $11.355      $13.702         7,438
                             2007        $13.702      $15.027         7,404
                             2008        $15.027      $10.542         7,368
                             2009        $10.542      $12.748         7,139
                             2010        $12.748      $13.996         7,252
                             2011        $13.996      $13.319         7,206
                             2012        $13.319      $14.804         7,154
                             2013        $14.804      $18.526         7,088
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.926         1,489
                             2005        $10.926      $11.845         8,721
                             2006        $11.845      $13.751        14,602
                             2007        $13.751      $13.952        14,443
                             2008        $13.952      $ 8.604        12,100
                             2009        $ 8.604      $10.635         9,004
                             2010        $10.635      $11.596         7,828
                             2011        $11.596      $11.253         5,573
                             2012        $11.253      $12.606         4,681
                             2013        $12.606      $15.855         3,989

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.492             0
                             2005        $11.492      $12.416         7,845
                             2006        $12.416      $14.787        16,092
                             2007        $14.787      $16.739        15,067
                             2008        $16.739      $ 9.786        12,775
                             2009        $ 9.786      $13.151        10,774
                             2010        $13.151      $13.980         9,907
                             2011        $13.980      $12.252         5,968
                             2012        $12.252      $14.204         4,953
                             2013        $14.204      $17.128         4,416
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.499         1,726
                             2006        $10.499      $12.626         3,240
                             2007        $12.626      $12.412         3,227
                             2008        $12.412      $ 8.067         2,165
                             2009        $ 8.067      $ 9.360           748
                             2010        $ 9.360      $10.206           552
                             2011        $10.206      $ 9.303           566
                             2012        $ 9.303      $10.867           454
                             2013        $10.867      $14.198           429
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.351         1,923
                             2006        $11.351      $12.930         2,344
                             2007        $12.930      $13.015         2,333
                             2008        $13.015      $ 8.076         1,273
                             2009        $ 8.076      $10.545         1,265
                             2010        $10.545      $12.926           836
                             2011        $12.926      $11.868           832
                             2012        $11.868      $13.786             0
                             2013        $13.786      $17.966             0
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.317         4,494
                             2006        $11.317      $12.460        12,625
                             2007        $12.460      $10.175        12,959
                             2008        $10.175      $ 6.601        11,837
                             2009        $ 6.601      $ 8.264        10,406
                             2010        $ 8.264      $10.545         9,997
                             2011        $10.545      $10.410         8,557
                             2012        $10.410      $11.518         7,802
                             2013        $11.518      $15.318         7,679
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.245         5,336
                             2006        $11.245      $12.450        12,802
                             2007        $12.450      $11.920        14,516
                             2008        $11.920      $ 7.418         9,143
                             2009        $ 7.418      $ 8.812         7,857
                             2010        $ 8.812      $ 9.751         6,186
                             2011        $ 9.751      $ 9.949         3,984
                             2012        $ 9.949      $11.166         3,394
                             2013        $11.166      $15.058         2,550

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.801      $12.357           638
                             2005        $12.357      $13.043         4,849
                             2006        $13.043      $13.127         5,273
                             2007        $13.127      $15.013         4,988
                             2008        $15.013      $ 7.491         3,454
                             2009        $ 7.491      $12.167         3,169
                             2010        $12.167      $14.266         2,355
                             2011        $14.266      $13.096           409
                             2012        $13.096      $14.561           404
                             2013        $14.561      $19.961           320
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $13.350      $14.992           594
                             2005        $14.992      $16.488         5,804
                             2006        $16.488      $19.504         9,088
                             2007        $19.504      $20.604         9,423
                             2008        $20.604      $11.835         8,638
                             2009        $11.835      $16.150         5,659
                             2010        $16.150      $19.350         4,141
                             2011        $19.350      $19.132         3,119
                             2012        $19.132      $21.964         2,555
                             2013        $21.964      $28.846         2,002
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $12.214      $12.735           402
                             2005        $12.735      $13.560           400
                             2006        $13.560      $14.103           398
                             2007        $14.103      $15.451           395
                             2008        $15.451      $ 8.692           220
                             2009        $ 8.692      $10.290           165
                             2010        $10.290      $11.625           163
                             2011        $11.625      $10.474           122
                             2012        $10.474      $12.004             0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $12.470      $14.360         7,720
                             2005        $14.360      $14.661        31,091
                             2006        $14.661      $16.684        43,911
                             2007        $16.684      $15.977        42,999
                             2008        $15.977      $10.058        33,381
                             2009        $10.058      $12.665        28,166
                             2010        $12.665      $14.368        21,337
                             2011        $14.368      $13.793        13,345
                             2012        $13.793      $16.084         9,772
                             2013        $16.084      $21.396         8,075

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2004        $11.733      $12.137         1,018
                             2005        $12.137      $12.541         2,032
                             2006        $10.000      $10.756         2,375
                             2007        $10.756      $11.378         2,337
                             2008        $11.378      $ 7.774         2,328
                             2009        $ 7.774      $ 9.756         1,297
                             2010        $ 9.756      $10.452           593
                             2011        $10.452      $10.219           600
                             2012        $10.219      $11.385           602
                             2013        $11.385      $14.394           566
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2004        $12.206      $12.952         1,711
                             2005        $12.952      $13.382         2,659
                             2006        $13.382      $14.544         2,844
                             2007        $14.544      $14.816         2,817
                             2008        $14.816      $ 9.232         2,245
                             2009        $ 9.232      $11.219         1,470
                             2010        $11.219      $12.124           968
                             2011        $12.124      $11.882           853
                             2012        $11.882      $13.791           823
                             2013        $13.791      $17.685           717
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $11.571      $12.653             0
                             2005        $12.653      $13.324        11,102
                             2006        $13.324      $14.710        30,723
                             2007        $14.710      $14.907        26,834
                             2008        $14.907      $11.303        14,104
                             2009        $11.303      $13.576        12,903
                             2010        $13.576      $14.914         9,788
                             2011        $14.914      $14.435         4,658
                             2012        $14.435      $15.908         2,621
                             2013        $15.908      $19.482         1,969
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $11.855         2,962
                             2012        $11.855      $13.184         2,938
                             2013        $13.184      $15.805         2,785
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2004        $12.914      $14.519         3,554
                             2005        $14.519      $15.116         4,687
                             2006        $15.116      $18.027         4,829
                             2007        $18.027      $18.871         4,791
                             2008        $18.871      $10.901         4,321
                             2009        $10.901      $12.412         3,580
                             2010        $12.412      $13.618         3,093
                             2011        $13.618      $14.666             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $12.368      $13.841         1,802
                             2005        $13.841      $14.893         8,839
                             2006        $14.893      $16.937        12,268
                             2007        $16.937      $17.026        12,024
                             2008        $17.026      $11.318         7,694
                             2009        $11.318      $13.774         5,371
                             2010        $13.774      $15.154         4,831
                             2011        $15.154      $14.524         3,769
                             2012        $14.524      $16.285         3,274
                             2013        $16.285      $21.362         2,931
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $18.296           434
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2004        $11.281      $12.121         1,121
                             2005        $12.121      $12.115         1,701
                             2006        $12.115      $12.951         1,640
                             2007        $12.951      $13.194         1,435
                             2008        $13.194      $ 9.936         1,090
                             2009        $ 9.936      $14.057         1,231
                             2010        $14.057      $15.157         1,076
                             2011        $15.157      $15.109           693
                             2012        $15.109      $17.557           586
                             2013        $17.557      $18.082             0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2004        $11.614      $12.610         8,137
                             2005        $12.610      $13.196         6,757
                             2006        $13.196      $14.747         6,011
                             2007        $14.747      $14.873         4,502
                             2008        $14.873      $10.728           730
                             2009        $10.728      $13.139           723
                             2010        $13.139      $14.448             0
                             2011        $14.448      $15.352             0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 7.974         6,399
                             2012        $ 7.974      $ 9.012         5,624
                             2013        $ 9.012      $10.492         4,692
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.778             0
                             2005        $10.778      $11.338           817
                             2006        $11.338      $12.340           817
                             2007        $12.340      $13.222           817
                             2008        $13.222      $ 9.247           817
                             2009        $ 9.247      $11.775           817
                             2010        $11.775      $13.137           556
                             2011        $13.137      $12.045           189
                             2012        $12.045      $13.065           188
                             2013        $13.065      $16.458           160

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $12.807      $14.429           383
                             2005        $14.429      $15.722           381
                             2006        $15.722      $16.177           379
                             2007        $16.177      $18.653           300
                             2008        $18.653      $ 9.724           243
                             2009        $ 9.724      $14.911           192
                             2010        $14.911      $18.610           190
                             2011        $18.610      $16.542            65
                             2012        $16.542      $18.106            30
                             2013        $18.106      $24.254             0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2004        $12.060      $13.044         2,288
                             2005        $13.044      $13.359         8,224
                             2006        $13.359      $15.093        19,877
                             2007        $15.093      $15.539        21,181
                             2008        $15.539      $ 9.559        17,121
                             2009        $ 9.559      $11.816        14,236
                             2010        $11.816      $13.277        12,238
                             2011        $13.277      $13.220        11,417
                             2012        $13.220      $14.974        10,554
                             2013        $14.974      $19.317         9,586
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2004        $12.865      $13.983         2,007
                             2005        $13.983      $14.457         5,556
                             2006        $14.457      $16.012         5,263
                             2007        $16.012      $15.914         5,058
                             2008        $15.914      $ 7.505         4,872
                             2009        $ 7.505      $10.873         2,600
                             2010        $10.873      $11.402         2,235
                             2011        $11.402      $10.802         1,828
                             2012        $10.802      $12.462         1,307
                             2013        $12.462      $16.286           937
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.713         7,648
                             2007        $10.713      $12.002         9,040
                             2008        $12.002      $ 6.058        10,237
                             2009        $ 6.058      $ 8.112         9,141
                             2010        $ 8.112      $ 8.741         7,002
                             2011        $ 8.741      $ 9.509             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2004        $11.454      $13.511           226
                             2005        $13.511      $15.151           225
                             2006        $15.151      $17.833             0
                             2007        $17.833      $20.990             0
                             2008        $20.990      $13.698             0
                             2009        $13.698      $15.962             0
                             2010        $15.962      $16.708             0
                             2011        $16.708      $18.977             0
                             2012        $18.977      $22.039             0
                             2013        $22.039      $25.403             0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2004        $12.180      $13.434             0
                             2005        $13.434      $16.168         1,696
                             2006        $16.168      $17.067         1,696
                             2007        $17.067      $19.978         1,696
                             2008        $19.978      $ 9.990         1,696
                             2009        $ 9.990      $16.562         1,696
                             2010        $16.562      $20.420           780
                             2011        $20.420      $18.504             0
                             2012        $18.504      $20.251             0
                             2013        $20.251      $21.464             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2004        $12.635      $13.936           386
                             2005        $13.936      $14.808           384
                             2006        $14.808      $18.861           382
                             2007        $18.861      $21.330           302
                             2008        $21.330      $11.955           245
                             2009        $11.955      $14.936           193
                             2010        $14.936      $15.666           191
                             2011        $15.666      $13.849            65
                             2012        $13.849      $16.046            30
                             2013        $16.046      $20.015             0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2004        $12.547      $13.815             0
                             2005        $13.815      $14.421             0
                             2006        $14.421      $16.737             0
                             2007        $16.737      $19.148             0
                             2008        $19.148      $10.522             0
                             2009        $10.522      $10.040             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2004        $10.265      $10.577         8,308
                             2005        $10.577      $10.691        35,031
                             2006        $10.691      $11.044        42,858
                             2007        $11.044      $11.450        42,350
                             2008        $11.450      $10.204        22,941
                             2009        $10.204      $12.237        11,988
                             2010        $12.237      $13.081         9,627
                             2011        $13.081      $13.433         8,754
                             2012        $13.433      $14.992         6,160
                             2013        $14.992      $14.821         6,162

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2004        $ 9.974      $ 9.895         3,215
                             2005        $ 9.895      $ 9.850        10,667
                             2006        $ 9.850      $10.049        11,015
                             2007        $10.049      $10.128        11,074
                             2008        $10.128      $ 8.420         7,739
                             2009        $ 8.420      $ 8.716         6,489
                             2010        $ 8.716      $ 8.737         4,630
                             2011        $ 8.737      $ 8.778         3,771
                             2012        $ 8.778      $ 8.869         3,765
                             2013        $ 8.869      $ 8.706         3,759
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2004        $ 9.892      $ 9.760        15,209
                             2005        $ 9.760      $ 9.814        14,945
                             2006        $ 9.814      $10.043        18,079
                             2007        $10.043      $10.307        18,287
                             2008        $10.307      $10.329        40,239
                             2009        $10.329      $10.130         9,194
                             2010        $10.130      $ 9.934         8,465
                             2011        $ 9.934      $ 9.743         6,744
                             2012        $ 9.743      $ 9.554         6,227
                             2013        $ 9.554      $ 9.370         6,173
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2004        $11.832      $12.863         1,638
                             2005        $12.863      $14.872         2,208
                             2006        $14.872      $15.155         6,144
                             2007        $15.155      $17.718         5,810
                             2008        $17.718      $ 9.078         6,027
                             2009        $ 9.078      $15.210         4,486
                             2010        $15.210      $19.006         4,367
                             2011        $19.006      $17.339         4,246
                             2012        $17.339      $19.059         3,923
                             2013        $19.059      $28.103         3,774
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2004        $11.981      $12.937         1,440
                             2005        $12.937      $13.710         7,711
                             2006        $13.710      $15.428         7,648
                             2007        $15.428      $16.393         7,587
                             2008        $16.393      $12.185         2,286
                             2009        $12.185      $14.271           784
                             2010        $14.271      $14.904           276
                             2011        $14.904      $13.427           245
                             2012        $13.427      $14.045           178
                             2013        $14.045      $14.933             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.475         3,150
                             2007        $ 9.475      $11.440         3,104
                             2008        $11.440      $ 6.298         3,027
                             2009        $ 6.298      $ 8.746         2,819
                             2010        $ 8.746      $10.656         2,880
                             2011        $10.656      $ 9.662         2,829
                             2012        $ 9.662      $ 9.959         2,662
                             2013        $ 9.959      $ 8.329         2,644
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.685           413
                             2007        $10.685      $11.077           410
                             2008        $11.077      $ 9.269             0
                             2009        $ 9.269      $11.857             0
                             2010        $11.857      $13.029             0
                             2011        $13.029      $13.571             0
                             2012        $13.571      $15.670             0
                             2013        $15.670      $14.284             0
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.101           408
                             2007        $10.101      $10.951         7,192
                             2008        $10.951      $ 9.973           567
                             2009        $ 9.973      $11.567         1,559
                             2010        $11.567      $12.250         1,416
                             2011        $12.250      $13.403           736
                             2012        $13.403      $14.278           617
                             2013        $14.278      $12.698           512
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.283        10,809
                             2007        $10.283      $10.955        18,937
                             2008        $10.955      $11.249         9,478
                             2009        $11.249      $12.571         9,713
                             2010        $12.571      $13.315         8,389
                             2011        $13.315      $13.515         5,846
                             2012        $13.515      $14.510         5,468
                             2013        $14.510      $13.936         5,576
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.941         9,076
                             2010        $ 7.941      $ 8.769         6,522
                             2011        $ 8.769      $ 8.765         5,090
                             2012        $ 8.765      $10.253         3,557
                             2013        $10.253      $13.314         2,237

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $11.292      $11.982        30,877
                             2005        $11.982      $12.220        27,092
                             2006        $12.220      $13.412         3,702
                             2007        $13.412      $13.276         3,690
                             2008        $13.276      $ 7.717         2,697
                             2009        $ 7.717      $ 9.506         3,813
                             2010        $ 9.506      $10.331         2,707
                             2011        $10.331      $10.412         1,815
                             2012        $10.412      $11.489         1,609
                             2013        $11.489      $13.305         1,439
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $12.264      $13.362             0
                             2005        $13.362      $13.789             0
                             2006        $13.789      $15.674             0
                             2007        $15.674      $14.440             0
                             2008        $14.440      $ 8.680             0
                             2009        $ 8.680      $11.049             0
                             2010        $11.049      $12.393             0
                             2011        $12.393      $11.589             0
                             2012        $11.589      $13.538             0
                             2013        $13.538      $18.012             0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $12.633      $14.394         1,819
                             2005        $14.394      $15.837         6,592
                             2006        $15.837      $19.836         7,835
                             2007        $19.836      $21.076         3,834
                             2008        $21.076      $11.583         3,647
                             2009        $11.583      $14.157         3,309
                             2010        $14.157      $15.274         3,089
                             2011        $15.274      $12.442         2,897
                             2012        $12.442      $14.873         2,624
                             2013        $14.873      $18.679         2,386
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.130      $13.398             0
                             2005        $13.398      $14.296             0
                             2006        $14.296      $15.973             0
                             2007        $15.973      $14.852             0
                             2008        $14.852      $ 8.804             0
                             2009        $ 8.804      $11.294             0
                             2010        $11.294      $12.617             0
                             2011        $12.617      $12.378             0
                             2012        $12.378      $14.180             0
                             2013        $14.180      $18.789             0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.900         1,417
                             2006        $10.900      $12.400        14,623
                             2007        $12.400      $11.564        12,415
                             2008        $11.564      $ 6.264        11,914
                             2009        $ 6.264      $ 5.895             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $11.700      $12.050             0
                             2005        $12.050      $12.490             0
                             2006        $12.490      $12.914         3,289
                             2007        $12.914      $13.361         3,271
                             2008        $13.361      $ 8.250         3,247
                             2009        $ 8.250      $13.259         2,909
                             2010        $13.259      $15.706         2,625
                             2011        $15.706      $12.653             0
                             2012        $12.653      $14.172             0
                             2013        $14.172      $19.974             0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $11.269      $12.164         1,235
                             2005        $12.164      $13.377         2,746
                             2006        $13.377      $14.535         2,816
                             2007        $14.535      $15.163         2,816
                             2008        $15.163      $12.642         1,462
                             2009        $12.642      $16.129         1,371
                             2010        $16.129      $17.357         1,330
                             2011        $17.357      $18.193           971
                             2012        $18.193      $21.029           935
                             2013        $21.029      $18.815         1,090
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2004        $14.846      $17.907           651
                             2005        $17.907      $23.490         2,863
                             2006        $23.490      $31.597         7,145
                             2007        $31.597      $43.517         6,728
                             2008        $43.517      $18.458         4,295
                             2009        $18.458      $30.792         3,978
                             2010        $30.792      $35.916         3,765
                             2011        $35.916      $28.797         3,509
                             2012        $28.797      $33.839         3,354
                             2013        $33.839      $32.817         3,304
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $12.197      $13.487         2,477
                             2005        $13.487      $14.810        20,912
                             2006        $14.810      $17.648        24,154
                             2007        $17.648      $18.996        23,809
                             2008        $18.996      $13.236        12,389
                             2009        $13.236      $16.817        10,612
                             2010        $16.817      $18.807         7,930
                             2011        $18.807      $20.112         2,927
                             2012        $20.112      $22.796         1,070
                             2013        $22.796      $26.749           980
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $16.239           115

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $11.663      $12.287             0
                             2005        $12.287      $13.914             0
                             2006        $13.914      $14.165             0
                             2007        $14.165      $16.898             0
                             2008        $16.898      $ 8.393             0
                             2009        $ 8.393      $13.591             0
                             2010        $13.591      $16.341             0
                             2011        $16.341      $15.538             0
                             2012        $15.538      $17.377             0
                             2013        $17.377      $25.172             0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2004        $13.058      $15.555         1,783
                             2005        $15.555      $17.893         3,986
                             2006        $17.893      $19.150        10,941
                             2007        $19.150      $23.022        11,082
                             2008        $23.022      $12.006         9,526
                             2009        $12.006      $18.527         7,711
                             2010        $18.527      $24.031         6,656
                             2011        $24.031      $21.874         6,294
                             2012        $21.874      $23.270         6,079
                             2013        $23.270      $31.372         5,654
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.561      $15.818             0
                             2005        $15.818      $17.510             0
                             2006        $17.510      $19.204             0
                             2007        $19.204      $19.387             0
                             2008        $19.387      $11.323             0
                             2009        $11.323      $16.283             0
                             2010        $16.283      $20.208             0
                             2011        $20.208      $18.090             0
                             2012        $18.090      $20.347             0
                             2013        $20.347      $34.184             0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $12.729      $16.984         1,809
                             2005        $16.984      $19.446         4,611
                             2006        $19.446      $26.253         9,560
                             2007        $26.253      $21.295         8,082
                             2008        $21.295      $12.934         7,227
                             2009        $12.934      $16.297         6,253
                             2010        $16.297      $20.700         5,535
                             2011        $20.700      $21.449         4,615
                             2012        $21.449      $24.317         4,334
                             2013        $24.317      $24.263         4,310


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

       WITH THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION

                           MORTALITY & EXPENSE = 1.8

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $12.254      $13.358        25,168
                             2005        $13.358      $13.695        37,722
                             2006        $13.695      $15.703        34,123
                             2007        $15.703      $16.137        29,914
                             2008        $16.137      $ 9.379        14,255
                             2009        $ 9.379      $11.063        13,326
                             2010        $11.063      $12.231        12,172
                             2011        $12.231      $12.716         9,149
                             2012        $12.716      $14.611         7,579
                             2013        $14.611      $19.275         5,881
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $12.420      $13.942        22,251
                             2005        $13.942      $15.255        42,075
                             2006        $15.255      $14.767        38,317
                             2007        $14.767      $16.304        31,765
                             2008        $16.304      $ 9.172        24,971
                             2009        $ 9.172      $11.945        20,158
                             2010        $11.945      $13.439        17,466
                             2011        $13.439      $13.300        15,561
                             2012        $13.300      $14.805        14,115
                             2013        $14.805      $19.404        13,298
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.845        28,916
                             2006        $11.845      $15.688        58,938
                             2007        $15.688      $16.232        54,493
                             2008        $16.232      $ 7.432        61,451
                             2009        $ 7.432      $ 9.787        48,105
                             2010        $ 9.787      $10.005        45,129
                             2011        $10.005      $ 7.900        45,956
                             2012        $ 7.900      $ 8.841        38,914
                             2013        $ 8.841      $10.635        24,700

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $11.457      $12.166        11,447
                             2005        $12.166      $13.694        11,644
                             2006        $13.694      $13.336         9,702
                             2007        $13.336      $14.849         3,282
                             2008        $14.849      $ 8.758         2,560
                             2009        $ 8.758      $11.768         2,481
                             2010        $11.768      $12.668         2,256
                             2011        $12.668      $12.010         2,234
                             2012        $12.010      $13.669         2,209
                             2013        $13.669      $18.354         2,077
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2004        $13.577      $15.845        26,913
                             2005        $15.845      $16.561        38,781
                             2006        $16.561      $18.537        36,836
                             2007        $18.537      $18.444        35,249
                             2008        $18.444      $11.614        25,229
                             2009        $11.614      $16.239        21,301
                             2010        $16.239      $20.148        19,925
                             2011        $20.148      $18.045        19,245
                             2012        $18.045      $20.952        17,319
                             2013        $20.952      $28.263        16,522
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.926         4,550
                             2006        $10.926      $13.225         6,735
                             2007        $13.225      $15.818         8,306
                             2008        $15.818      $ 9.805         4,371
                             2009        $ 9.805      $10.567             0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.706         1,299
                             2006        $10.706      $12.700         2,217
                             2007        $12.700      $11.927         1,546
                             2008        $11.927      $ 6.895         1,664
                             2009        $ 6.895      $ 8.180         1,285
                             2010        $ 8.180      $ 8.932         1,191
                             2011        $ 8.932      $ 8.424         1,136
                             2012        $ 8.424      $ 9.540         1,039
                             2013        $ 9.540      $12.762           649
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.860        65,015
                             2006        $11.860      $12.954        82,745
                             2007        $12.954      $14.891        80,558
                             2008        $14.891      $ 8.364        75,556
                             2009        $ 8.364      $11.105        54,404
                             2010        $11.105      $12.726        50,618
                             2011        $12.726      $12.126        45,864
                             2012        $12.126      $13.803        40,513
                             2013        $13.803      $17.716        35,039

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.061         8,361
                             2006        $11.061      $12.236        28,892
                             2007        $12.236      $13.413        26,089
                             2008        $13.413      $ 7.638        28,463
                             2009        $ 7.638      $ 9.508        19,944
                             2010        $ 9.508      $10.674        16,986
                             2011        $10.674      $10.605        14,485
                             2012        $10.605      $12.290        12,750
                             2013        $12.290      $16.050         9,510
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.448        15,149
                             2006        $10.448      $11.370        25,589
                             2007        $11.370      $11.426        24,573
                             2008        $11.426      $ 8.383        19,296
                             2009        $ 8.383      $11.787        11,403
                             2010        $11.787      $13.133         9,275
                             2011        $13.133      $13.350         8,418
                             2012        $13.350      $14.912         7,203
                             2013        $14.912      $15.448         6,303
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.078        19,923
                             2006        $12.078      $13.307        32,393
                             2007        $13.307      $15.041        32,578
                             2008        $15.041      $ 8.903        30,756
                             2009        $ 8.903      $12.194        15,538
                             2010        $12.194      $15.367        15,869
                             2011        $15.367      $13.427        15,093
                             2012        $13.427      $15.075        11,402
                             2013        $15.075      $20.075         8,461
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.186         3,243
                             2007        $10.186      $10.477         3,067
                             2008        $10.477      $10.553         3,768
                             2009        $10.553      $10.392         5,789
                             2010        $10.392      $10.192         6,670
                             2011        $10.192      $ 9.991         6,459
                             2012        $ 9.991      $ 9.793        17,060
                             2013        $ 9.793      $ 9.599         5,645
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.125             0
                             2006        $11.125      $11.471         5,168
                             2007        $11.471      $12.852         6,087
                             2008        $12.852      $ 8.148         6,167
                             2009        $ 8.148      $10.618         5,598
                             2010        $10.618      $12.093         5,243
                             2011        $12.093      $11.283         5,091
                             2012        $11.283      $12.083         5,002
                             2013        $12.083      $16.281         4,686

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.666        10,842
                             2005        $10.666      $10.801        20,913
                             2006        $10.801      $11.578        14,309
                             2007        $11.578      $11.655        14,283
                             2008        $11.655      $ 8.752         7,368
                             2009        $ 8.752      $12.241         6,338
                             2010        $12.241      $13.588         7,370
                             2011        $13.588      $13.926         5,003
                             2012        $13.926      $15.772         1,642
                             2013        $15.772      $16.668         1,605
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.210        11,942
                             2005        $11.210      $11.164        83,659
                             2006        $11.164      $12.938       254,491
                             2007        $12.938      $13.155       193,817
                             2008        $13.155      $ 9.070        85,976
                             2009        $ 9.070      $12.054        59,970
                             2010        $12.054      $13.311        54,618
                             2011        $13.311      $13.358        50,541
                             2012        $13.358      $14.748        47,736
                             2013        $14.748      $16.469        33,606
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.351         3,915
                             2006        $11.351      $13.690        13,228
                             2007        $13.690      $15.006        14,659
                             2008        $15.006      $10.522        11,917
                             2009        $10.522      $12.718        11,079
                             2010        $12.718      $13.955        11,099
                             2011        $13.955      $13.273        10,992
                             2012        $13.273      $14.746        10,645
                             2013        $14.746      $18.444         6,923
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.922         5,407
                             2005        $10.922      $11.835        34,479
                             2006        $11.835      $13.733        41,032
                             2007        $13.733      $13.926        38,281
                             2008        $13.926      $ 8.584        27,817
                             2009        $ 8.584      $10.604        22,032
                             2010        $10.604      $11.557        20,494
                             2011        $11.557      $11.209        16,487
                             2012        $11.209      $12.551        11,398
                             2013        $12.551      $15.777         7,429

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.488        15,706
                             2005        $11.488      $12.405        63,901
                             2006        $12.405      $14.766        70,872
                             2007        $14.766      $16.708        63,697
                             2008        $16.708      $ 9.763        52,015
                             2009        $ 9.763      $13.113        37,518
                             2010        $13.113      $13.933        33,177
                             2011        $13.933      $12.204        32,091
                             2012        $12.204      $14.141        29,773
                             2013        $14.141      $17.044        16,774
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.496         9,367
                             2006        $10.496      $12.616        15,632
                             2007        $12.616      $12.395        16,468
                             2008        $12.395      $ 8.052        15,192
                             2009        $ 8.052      $ 9.338        11,709
                             2010        $ 9.338      $10.177         9,067
                             2011        $10.177      $ 9.271         7,982
                             2012        $ 9.271      $10.825         7,047
                             2013        $10.825      $14.135         4,853
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.347        23,508
                             2006        $11.347      $12.919        28,638
                             2007        $12.919      $12.997        27,779
                             2008        $12.997      $ 8.061        21,371
                             2009        $ 8.061      $10.520        18,689
                             2010        $10.520      $12.889        14,420
                             2011        $12.889      $11.827        14,039
                             2012        $11.827      $13.732         7,978
                             2013        $13.732      $17.886         7,455
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.313        19,800
                             2006        $11.313      $12.449        28,648
                             2007        $12.449      $10.161        30,278
                             2008        $10.161      $ 6.588        23,072
                             2009        $ 6.588      $ 8.244        15,852
                             2010        $ 8.244      $10.514        12,709
                             2011        $10.514      $10.375        11,052
                             2012        $10.375      $11.473         9,023
                             2013        $11.473      $15.250         6,121
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.242        10,666
                             2006        $11.242      $12.439        23,543
                             2007        $12.439      $11.904        23,535
                             2008        $11.904      $ 7.404        21,291
                             2009        $ 7.404      $ 8.791        17,048
                             2010        $ 8.791      $ 9.723        14,020
                             2011        $ 9.723      $ 9.915        11,029
                             2012        $ 9.915      $11.123         9,414
                             2013        $11.123      $14.991         5,580

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.797      $12.346        14,891
                             2005        $12.346      $13.025        14,090
                             2006        $13.025      $13.102        13,489
                             2007        $13.102      $14.977        11,639
                             2008        $14.977      $ 7.469         8,586
                             2009        $ 7.469      $12.126         9,306
                             2010        $12.126      $14.210        11,014
                             2011        $14.210      $13.038        10,526
                             2012        $13.038      $14.490         8,561
                             2013        $14.490      $19.853         7,486
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $13.345      $14.979        27,366
                             2005        $14.979      $16.466        42,424
                             2006        $16.466      $19.467        51,073
                             2007        $19.467      $20.555        40,708
                             2008        $20.555      $11.801        35,202
                             2009        $11.801      $16.096        27,381
                             2010        $16.096      $19.275        20,621
                             2011        $19.275      $19.048        14,632
                             2012        $19.048      $21.856        12,741
                             2013        $21.856      $28.690         9,386
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $12.209      $12.724        10,084
                             2005        $12.724      $13.542         9,908
                             2006        $13.542      $14.077         4,244
                             2007        $14.077      $15.414         1,602
                             2008        $15.414      $ 8.667             0
                             2009        $ 8.667      $10.255             0
                             2010        $10.255      $11.579             0
                             2011        $11.579      $10.428             0
                             2012        $10.428      $11.949             0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $12.466      $14.347       120,981
                             2005        $14.347      $14.641       197,702
                             2006        $14.641      $16.653       195,843
                             2007        $16.653      $15.939       166,698
                             2008        $15.939      $10.029       118,260
                             2009        $10.029      $12.621        92,444
                             2010        $12.621      $14.312        80,797
                             2011        $14.312      $13.732        62,449
                             2012        $13.732      $16.005        54,501
                             2013        $16.005      $21.280        45,177

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.753         4,761
                             2007        $10.753      $11.368         4,742
                             2008        $11.368      $ 7.763         4,043
                             2009        $ 7.763      $ 9.738         4,010
                             2010        $ 9.738      $10.427         3,989
                             2011        $10.427      $10.190         3,690
                             2012        $10.190      $11.346         3,674
                             2013        $11.346      $14.338           197
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2004        $12.202      $12.941        30,310
                             2005        $12.941      $13.363        30,499
                             2006        $13.363      $14.517        27,228
                             2007        $14.517      $14.781        21,600
                             2008        $14.781      $ 9.205        15,352
                             2009        $ 9.205      $11.181         7,953
                             2010        $11.181      $12.077         7,255
                             2011        $12.077      $11.830         3,326
                             2012        $11.830      $13.723         2,958
                             2013        $13.723      $17.589         2,810
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $11.659      $12.276        11,357
                             2005        $12.276      $13.895         5,872
                             2006        $13.895      $14.138         4,739
                             2007        $14.682      $14.872       149,877
                             2008        $14.872      $11.270        39,697
                             2009        $11.270      $13.530        26,919
                             2010        $13.530      $14.856        24,949
                             2011        $14.856      $14.372        22,803
                             2012        $14.372      $15.830        20,847
                             2013        $15.830      $19.376        23,477
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $11.803         6,019
                             2012        $11.803      $13.119         5,413
                             2013        $13.119      $15.719         6,132
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2004        $12.909      $14.506        13,668
                             2005        $14.506      $15.096        12,496
                             2006        $15.096      $17.993        14,306
                             2007        $17.993      $18.826        11,655
                             2008        $18.826      $10.870        10,288
                             2009        $10.870      $12.370        10,377
                             2010        $12.370      $13.565         9,890
                             2011        $13.565      $14.607             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $12.364      $13.829        42,395
                             2005        $13.829      $14.872        65,091
                             2006        $14.872      $16.906        61,913
                             2007        $16.906      $16.986        50,813
                             2008        $16.986      $11.285        38,489
                             2009        $11.285      $13.727        33,808
                             2010        $13.727      $15.094        32,488
                             2011        $15.094      $14.460        26,791
                             2012        $14.460      $16.205        24,370
                             2013        $16.205      $21.246        22,929
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $18.196         3,031
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2004        $11.278      $12.110        27,724
                             2005        $12.110      $12.098        26,695
                             2006        $12.098      $12.927        22,620
                             2007        $12.927      $13.162        11,454
                             2008        $13.162      $ 9.908         6,593
                             2009        $ 9.908      $14.010         6,368
                             2010        $14.010      $15.098         5,774
                             2011        $15.098      $15.043         4,250
                             2012        $15.043      $17.471         3,156
                             2013        $17.471      $17.990             0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2004        $11.610      $12.599        73,997
                             2005        $12.599      $13.178        69,548
                             2006        $13.178      $14.719        51,826
                             2007        $14.719      $14.838        35,772
                             2008        $14.838      $10.697         6,069
                             2009        $10.697      $13.095         3,130
                             2010        $13.095      $14.392         2,901
                             2011        $14.392      $15.289             0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 7.951         5,093
                             2012        $ 7.951      $ 8.982         4,601
                             2013        $ 8.982      $10.451         6,036

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.775         8,112
                             2005        $10.775      $11.328        11,647
                             2006        $11.328      $12.323        10,261
                             2007        $12.323      $13.198         9,017
                             2008        $13.198      $ 9.225         3,333
                             2009        $ 9.225      $11.741         3,161
                             2010        $11.741      $13.093         2,057
                             2011        $13.093      $11.998         1,874
                             2012        $11.998      $13.007         1,605
                             2013        $13.007      $16.377         1,605
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $12.803      $14.417         2,704
                             2005        $14.417      $15.701         2,616
                             2006        $15.701      $16.147         4,537
                             2007        $16.147      $18.609         3,482
                             2008        $18.609      $ 9.696         3,367
                             2009        $ 9.696      $14.861         3,686
                             2010        $14.861      $18.538         3,267
                             2011        $18.538      $16.469         3,859
                             2012        $16.469      $18.017         2,481
                             2013        $18.017      $24.122         3,685
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2004        $12.056      $13.032       106,866
                             2005        $13.032      $13.340       111,130
                             2006        $13.340      $15.065       115,550
                             2007        $15.065      $15.502        93,440
                             2008        $15.502      $ 9.531        80,454
                             2009        $ 9.531      $11.776        72,598
                             2010        $11.776      $13.225        65,915
                             2011        $13.225      $13.161        55,123
                             2012        $13.161      $14.900        48,225
                             2013        $14.900      $19.212        39,245
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2004        $12.861      $13.971        12,994
                             2005        $13.971      $14.437        15,396
                             2006        $14.437      $15.982        13,111
                             2007        $15.982      $15.876        12,123
                             2008        $15.876      $ 7.483         7,845
                             2009        $ 7.483      $10.836         6,834
                             2010        $10.836      $11.358         6,487
                             2011        $11.358      $10.754         2,587
                             2012        $10.754      $12.401         2,417
                             2013        $12.401      $16.198         2,233

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.709         7,000
                             2007        $10.709      $11.992        10,333
                             2008        $11.992      $ 6.050         7,181
                             2009        $ 6.050      $ 8.096         6,323
                             2010        $ 8.096      $ 8.721         5,899
                             2011        $ 8.721      $ 9.484             0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2004        $11.451      $13.499         6,396
                             2005        $13.499      $15.130         6,622
                             2006        $15.130      $17.800         4,846
                             2007        $17.800      $20.940         3,544
                             2008        $20.940      $13.659         1,208
                             2009        $13.659      $15.908         1,200
                             2010        $15.908      $16.643         1,193
                             2011        $16.643      $18.893           769
                             2012        $18.893      $21.931           554
                             2013        $21.931      $25.265           552
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2004        $12.176      $13.422         8,829
                             2005        $13.422      $16.146        10,423
                             2006        $16.146      $17.035        12,281
                             2007        $17.035      $19.930        11,946
                             2008        $19.930      $ 9.961        12,398
                             2009        $ 9.961      $16.506        12,338
                             2010        $16.506      $20.340        11,307
                             2011        $20.340      $18.422         3,291
                             2012        $18.422      $20.152         2,660
                             2013        $20.152      $21.355             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2004        $12.630      $13.924         6,058
                             2005        $13.924      $14.788         6,499
                             2006        $14.788      $18.825         3,856
                             2007        $18.825      $21.280         2,846
                             2008        $21.280      $11.920         2,590
                             2009        $11.920      $14.885         2,571
                             2010        $14.885      $15.605         2,014
                             2011        $15.605      $13.788         1,793
                             2012        $13.788      $15.967         1,784
                             2013        $15.967      $19.906           842

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2004        $12.543      $13.804         2,895
                             2005        $13.804      $14.401         2,087
                             2006        $14.401      $16.706         2,079
                             2007        $16.706      $19.103         2,072
                             2008        $19.103      $10.492         2,061
                             2009        $10.492      $10.009             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2004        $10.262      $10.568       153,800
                             2005        $10.568      $10.677       237,732
                             2006        $10.677      $11.024       268,974
                             2007        $11.024      $11.422       215,118
                             2008        $11.422      $10.175       124,599
                             2009        $10.175      $12.196       100,771
                             2010        $12.196      $13.030        90,292
                             2011        $13.030      $13.374        67,258
                             2012        $13.374      $14.919        55,975
                             2013        $14.919      $14.741        44,804
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2004        $ 9.971      $ 9.887        74,515
                             2005        $ 9.887      $ 9.837       108,949
                             2006        $ 9.837      $10.030        97,651
                             2007        $10.030      $10.104        78,698
                             2008        $10.104      $ 8.396        44,929
                             2009        $ 8.396      $ 8.686        36,539
                             2010        $ 8.686      $ 8.703        34,914
                             2011        $ 8.703      $ 8.739        32,087
                             2012        $ 8.739      $ 8.826        27,793
                             2013        $ 8.826      $ 8.658        26,495
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2004        $ 9.889      $ 9.752       128,475
                             2005        $ 9.752      $ 9.801       160,852
                             2006        $ 9.801      $10.024       133,182
                             2007        $10.024      $10.282       155,128
                             2008        $10.282      $10.299       147,185
                             2009        $10.299      $10.095        72,346
                             2010        $10.095      $ 9.895        51,073
                             2011        $ 9.895      $ 9.700        38,969
                             2012        $ 9.700      $ 9.507        24,601
                             2013        $ 9.507      $ 9.319        19,118

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2004        $11.828      $12.852        21,806
                             2005        $12.852      $14.851        31,805
                             2006        $14.851      $15.127        31,781
                             2007        $15.127      $17.676        25,631
                             2008        $17.676      $ 9.052        21,769
                             2009        $ 9.052      $15.158        19,557
                             2010        $15.158      $18.931        19,466
                             2011        $18.931      $17.263        13,419
                             2012        $17.263      $18.965        10,353
                             2013        $18.965      $27.951         9,298
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2004        $11.977      $12.926        55,640
                             2005        $12.926      $13.691        41,361
                             2006        $13.691      $15.399        38,615
                             2007        $15.399      $16.354        31,271
                             2008        $16.354      $12.150        27,193
                             2009        $12.150      $14.222        28,797
                             2010        $14.222      $14.845        31,612
                             2011        $14.845      $13.368         7,215
                             2012        $13.368      $13.976         7,034
                             2013        $13.976      $14.857             0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.471         1,001
                             2007        $ 9.471      $11.430         4,518
                             2008        $11.430      $ 6.290         3,251
                             2009        $ 6.290      $ 8.730         2,184
                             2010        $ 8.730      $10.631         2,107
                             2011        $10.631      $ 9.634         1,587
                             2012        $ 9.634      $ 9.925         1,584
                             2013        $ 9.925      $ 8.296         3,216
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.681             0
                             2007        $10.681      $11.067             0
                             2008        $11.067      $ 9.256         1,519
                             2009        $ 9.256      $11.835         1,262
                             2010        $11.835      $12.998         1,563
                             2011        $12.998      $13.532         1,055
                             2012        $13.532      $15.617           972
                             2013        $15.617      $14.228         1,530

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.098             0
                             2007        $10.098      $10.942        82,721
                             2008        $10.942      $ 9.959        35,801
                             2009        $ 9.959      $11.545         4,965
                             2010        $11.545      $12.221         6,808
                             2011        $12.221      $13.364         5,842
                             2012        $13.364      $14.230         5,553
                             2013        $14.230      $12.648         1,381
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.279        25,586
                             2007        $10.279      $10.946       101,644
                             2008        $10.946      $11.234        50,802
                             2009        $11.234      $12.547        23,437
                             2010        $12.547      $13.283        26,569
                             2011        $13.283      $13.476        29,750
                             2012        $13.476      $14.461        25,193
                             2013        $14.461      $13.881        21,194
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.923        15,320
                             2010        $ 7.923      $ 8.744        12,430
                             2011        $ 8.744      $ 8.735         9,659
                             2012        $ 8.735      $10.213         8,181
                             2013        $10.213      $13.255         7,569
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $11.288      $11.972       370,010
                             2005        $11.972      $12.203       391,822
                             2006        $12.203      $13.387        40,281
                             2007        $13.387      $13.244        20,507
                             2008        $13.244      $ 7.694        10,832
                             2009        $ 7.694      $ 9.474         7,654
                             2010        $ 9.474      $10.291         6,692
                             2011        $10.291      $10.366         5,235
                             2012        $10.366      $11.432         4,411
                             2013        $11.432      $13.232         3,687

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $12.260      $13.351        36,268
                             2005        $13.351      $13.770        28,065
                             2006        $13.770      $15.644        24,663
                             2007        $15.644      $14.405        18,903
                             2008        $14.405      $ 8.655         5,097
                             2009        $ 8.655      $11.012         4,355
                             2010        $11.012      $12.344         3,841
                             2011        $12.344      $11.538         3,644
                             2012        $11.538      $13.471         3,317
                             2013        $13.471      $17.914         3,008
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $12.628      $14.382        14,068
                             2005        $14.382      $15.816        40,611
                             2006        $15.816      $19.799        43,476
                             2007        $19.799      $21.026        28,860
                             2008        $21.026      $11.550         7,723
                             2009        $11.550      $14.108         6,835
                             2010        $14.108      $15.214         6,088
                             2011        $15.214      $12.387         5,721
                             2012        $12.387      $14.800         5,521
                             2013        $14.800      $18.578        11,180
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.126      $13.387         4,230
                             2005        $13.387      $14.277         1,971
                             2006        $14.277      $15.943         1,971
                             2007        $15.943      $14.817         1,971
                             2008        $14.817      $ 8.779             0
                             2009        $ 8.779      $11.256             0
                             2010        $11.256      $12.568             0
                             2011        $12.568      $12.324             0
                             2012        $12.324      $14.110             0
                             2013        $14.110      $18.687             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING     AT ENDOF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.896        15,291
                             2006        $10.896      $12.390        33,299
                             2007        $12.390      $11.548        26,972
                             2008        $11.548      $ 6.252        23,042
                             2009        $ 6.252      $ 5.884             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $11.696      $12.040        42,401
                             2005        $12.040      $12.473        41,688
                             2006        $12.473      $12.890        44,233
                             2007        $12.890      $13.329        23,345
                             2008        $13.329      $ 8.226         6,768
                             2009        $ 8.226      $13.214         5,177
                             2010        $13.214      $15.645         5,075
                             2011        $15.645      $12.597         3,938
                             2012        $12.597      $14.102         3,906
                             2013        $14.102      $19.866         3,834
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $11.265      $12.154         6,806
                             2005        $12.154      $13.359         7,994
                             2006        $13.359      $14.508         6,616
                             2007        $14.508      $15.127         5,399
                             2008        $15.127      $12.605         3,751
                             2009        $12.605      $16.075         4,201
                             2010        $16.075      $17.290         3,571
                             2011        $17.290      $18.113         1,971
                             2012        $18.113      $20.925           871
                             2013        $20.925      $18.713           857
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2004        $14.841      $17.891         8,689
                             2005        $17.891      $23.458        11,188
                             2006        $23.458      $31.539        11,832
                             2007        $31.539      $43.413        11,480
                             2008        $43.413      $18.405         8,393
                             2009        $18.405      $30.687         9,861
                             2010        $30.687      $35.776         9,894
                             2011        $35.776      $28.670         5,587
                             2012        $28.670      $33.673         4,869
                             2013        $33.673      $32.639         4,070

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $12.193      $13.476        34,337
                             2005        $13.476      $14.790        94,324
                             2006        $14.790      $17.615       100,062
                             2007        $17.615      $18.951        86,808
                             2008        $18.951      $13.198        56,815
                             2009        $13.198      $16.760        52,698
                             2010        $16.760      $18.734        46,314
                             2011        $18.734      $20.024        40,181
                             2012        $20.024      $22.684        32,390
                             2013        $22.684      $26.604        27,225
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $16.151         5,439
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $11.567      $12.642        16,492
                             2005        $12.642      $13.306        54,800
                             2006        $13.306      $14.682       199,743
                             2007        $14.138      $16.857         5,160
                             2008        $16.857      $ 8.368         3,869
                             2009        $ 8.368      $13.545         3,817
                             2010        $13.545      $16.278         3,754
                             2011        $16.278      $15.469         3,722
                             2012        $15.469      $17.291         3,743
                             2013        $17.291      $25.035         3,687
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2004        $13.054      $15.542        22,530
                             2005        $15.542      $17.868        25,823
                             2006        $17.868      $19.114        19,392
                             2007        $19.114      $22.967        17,013
                             2008        $22.967      $11.971        13,415
                             2009        $11.971      $18.464        13,520
                             2010        $18.464      $23.937        11,659
                             2011        $23.937      $21.778         8,481
                             2012        $21.778      $23.155         7,087
                             2013        $23.155      $31.202         6,836

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING    AT END OF   OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD      PERIOD    END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.556      $15.804        14,946
                             2005        $15.804      $17.487        12,722
                             2006        $17.487      $19.168        10,312
                             2007        $19.168      $19.341         6,401
                             2008        $19.341      $11.291         5,711
                             2009        $11.291      $16.228         5,157
                             2010        $16.228      $20.129         4,729
                             2011        $20.129      $18.010         3,973
                             2012        $18.010      $20.247         3,367
                             2013        $20.247      $33.999         3,222
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $12.724      $16.970        30,916
                             2005        $16.970      $19.420        38,726
                             2006        $19.420      $26.205        36,362
                             2007        $26.205      $21.244        24,761
                             2008        $21.244      $12.897        15,556
                             2009        $12.897      $16.242        13,232
                             2010        $16.242      $20.619        11,584
                             2011        $20.619      $21.354         8,209
                             2012        $21.354      $24.198         7,693
                             2013        $24.198      $24.132         7,551


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

         WITH THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 1.9


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $12.246      $13.336        3,253
                             2005        $13.336      $13.658        3,557
                             2006        $13.658      $15.645        3,437
                             2007        $15.645      $16.060        3,018
                             2008        $16.060      $ 9.325        2,931
                             2009        $ 9.325      $10.988        2,423
                             2010        $10.988      $12.136          816
                             2011        $12.136      $12.604          599
                             2012        $12.604      $14.468          595
                             2013        $14.468      $19.066          580
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $12.412      $13.918        2,155
                             2005        $13.918      $15.214        3,872
                             2006        $15.214      $14.712        3,468
                             2007        $14.712      $16.226        2,650
                             2008        $16.226      $ 9.119        2,648
                             2009        $ 9.119      $11.864        2,647
                             2010        $11.864      $13.334        1,112
                             2011        $13.334      $13.183        1,110
                             2012        $13.183      $14.659          494
                             2013        $14.659      $19.194          494
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.837        1,468
                             2006        $11.837      $15.661        3,795
                             2007        $15.661      $16.188        4,265
                             2008        $16.188      $ 7.404        5,747
                             2009        $ 7.404      $ 9.740        5,230
                             2010        $ 9.740      $ 9.947        2,485
                             2011        $ 9.947      $ 7.846        2,832
                             2012        $ 7.846      $ 8.772        2,629
                             2013        $ 8.772      $10.541        2,061

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $11.449      $12.145             0
                             2005        $12.145      $13.657             0
                             2006        $13.657      $13.287             0
                             2007        $13.287      $14.778             0
                             2008        $14.778      $ 8.707             0
                             2009        $ 8.707      $11.689             0
                             2010        $11.689      $12.570             0
                             2011        $12.570      $11.905             0
                             2012        $11.905      $13.535             0
                             2013        $13.535      $18.155             0
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2004        $13.568      $15.818         1,640
                             2005        $15.818      $16.516         1,640
                             2006        $16.516      $18.468         1,992
                             2007        $18.468      $18.356         1,990
                             2008        $18.356      $11.547         1,757
                             2009        $11.547      $16.129         1,714
                             2010        $16.129      $19.991           239
                             2011        $19.991      $17.886           207
                             2012        $17.886      $20.746           176
                             2013        $20.746      $27.957           148
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.919           159
                             2006        $10.919      $13.203           159
                             2007        $13.203      $15.775           159
                             2008        $15.775      $ 9.768           159
                             2009        $ 9.768      $10.520             0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.698             0
                             2006        $10.698      $12.678         1,611
                             2007        $12.678      $11.895         1,533
                             2008        $11.895      $ 6.869         1,496
                             2009        $ 6.869      $ 8.141         1,363
                             2010        $ 8.141      $ 8.881         1,256
                             2011        $ 8.881      $ 8.367           233
                             2012        $ 8.367      $ 9.465           230
                             2013        $ 9.465      $12.649           228
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.852         4,326
                             2006        $11.852      $12.932        14,618
                             2007        $12.932      $14.851        10,827
                             2008        $14.851      $ 8.333        10,438
                             2009        $ 8.333      $11.052         4,477
                             2010        $11.052      $12.653         3,212
                             2011        $12.653      $12.044         2,842
                             2012        $12.044      $13.695         2,486
                             2013        $13.695      $17.560         2,174

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.054         1,564
                             2006        $11.054      $12.215         2,910
                             2007        $12.215      $13.376         3,059
                             2008        $13.376      $ 7.609         3,244
                             2009        $ 7.609      $ 9.463         3,154
                             2010        $ 9.463      $10.613         1,030
                             2011        $10.613      $10.533           941
                             2012        $10.533      $12.194           848
                             2013        $12.194      $15.909           715
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.441         2,747
                             2006        $10.441      $11.351         4,427
                             2007        $11.351      $11.395         2,831
                             2008        $11.395      $ 8.352         2,652
                             2009        $ 8.352      $11.731         2,218
                             2010        $11.731      $13.057         2,039
                             2011        $13.057      $13.260         1,859
                             2012        $13.260      $14.796         1,732
                             2013        $14.796      $15.312         1,542
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.070        13,476
                             2006        $12.070      $13.284         6,345
                             2007        $13.284      $15.000         5,852
                             2008        $15.000      $ 8.869         5,746
                             2009        $ 8.869      $12.136         1,811
                             2010        $12.136      $15.278           879
                             2011        $15.278      $13.336             0
                             2012        $13.336      $14.958             0
                             2013        $14.958      $19.898             0
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.179         1,649
                             2007        $10.179      $10.459         2,120
                             2008        $10.459      $10.524         1,434
                             2009        $10.524      $10.353         3,253
                             2010        $10.353      $10.144        19,484
                             2011        $10.144      $ 9.933        13,993
                             2012        $ 9.933      $ 9.726        13,258
                             2013        $ 9.726      $ 9.524        12,548
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.117             0
                             2006        $11.117      $11.452         1,629
                             2007        $11.452      $12.817         2,071
                             2008        $12.817      $ 8.117         2,079
                             2009        $ 8.117      $10.568         1,945
                             2010        $10.568      $12.023           726
                             2011        $12.023      $11.207           718
                             2012        $11.207      $11.988           713
                             2013        $11.988      $16.138           599

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.659         1,650
                             2005        $10.659      $10.783         2,444
                             2006        $10.783      $11.547         2,386
                             2007        $11.547      $11.611         1,556
                             2008        $11.611      $ 8.711         1,465
                             2009        $ 8.711      $12.170           378
                             2010        $12.170      $13.496           368
                             2011        $13.496      $13.817             0
                             2012        $13.817      $15.633             0
                             2013        $15.633      $16.504             0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.202             0
                             2005        $11.202      $11.145         2,402
                             2006        $11.145      $12.903         7,888
                             2007        $12.903      $13.106        22,774
                             2008        $13.106      $ 9.027        21,326
                             2009        $ 9.027      $11.984         8,093
                             2010        $11.984      $13.221         6,679
                             2011        $13.221      $13.254         3,731
                             2012        $13.254      $14.618         3,275
                             2013        $14.618      $16.308         2,876
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.343             0
                             2006        $11.343      $13.667         4,573
                             2007        $13.667      $14.965         4,573
                             2008        $14.965      $10.483         4,573
                             2009        $10.483      $12.657             0
                             2010        $12.657      $13.875             0
                             2011        $13.875      $13.183             0
                             2012        $13.183      $14.631             0
                             2013        $14.631      $18.282             0
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.915             0
                             2005        $10.915      $11.815         3,326
                             2006        $11.815      $13.695         6,502
                             2007        $13.695      $13.874         4,034
                             2008        $13.874      $ 8.543         3,742
                             2009        $ 8.543      $10.543         3,306
                             2010        $10.543      $11.479         2,971
                             2011        $11.479      $11.122         2,680
                             2012        $11.122      $12.440         2,394
                             2013        $12.440      $15.622         2,015

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.480            0
                             2005        $11.480      $12.384        8,025
                             2006        $12.384      $14.726        9,165
                             2007        $14.726      $16.645        7,176
                             2008        $16.645      $ 9.717        7,013
                             2009        $ 9.717      $13.038        6,645
                             2010        $13.038      $13.838        6,439
                             2011        $13.838      $12.109        5,556
                             2012        $12.109      $14.017        5,427
                             2013        $14.017      $16.876        5,139
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.488          497
                             2006        $10.488      $12.594          617
                             2007        $12.594      $12.361          492
                             2008        $12.361      $ 8.022          475
                             2009        $ 8.022      $ 9.293          404
                             2010        $ 9.293      $10.118          370
                             2011        $10.118      $ 9.208          370
                             2012        $ 9.208      $10.740          329
                             2013        $10.740      $14.010          103
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.339          667
                             2006        $11.339      $12.897        4,609
                             2007        $12.897      $12.962        4,609
                             2008        $12.962      $ 8.031        4,609
                             2009        $ 8.031      $10.470          320
                             2010        $10.470      $12.814          320
                             2011        $12.814      $11.747          320
                             2012        $11.747      $13.625          320
                             2013        $13.625      $17.729          319
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.306        1,003
                             2006        $11.306      $12.428        3,818
                             2007        $12.428      $10.133        3,446
                             2008        $10.133      $ 6.564        3,410
                             2009        $ 6.564      $ 8.205          481
                             2010        $ 8.205      $10.453          367
                             2011        $10.453      $10.304          335
                             2012        $10.304      $11.383          307
                             2013        $11.383      $15.115          127
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.234          773
                             2006        $11.234      $12.418        8,173
                             2007        $12.418      $11.871        8,703
                             2008        $11.871      $ 7.376        8,740
                             2009        $ 7.376      $ 8.749        2,857
                             2010        $ 8.749      $ 9.667        1,357
                             2011        $ 9.667      $ 9.848        1,221
                             2012        $ 9.848      $11.036        1,145
                             2013        $11.036      $14.859          780

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.789      $12.325         1,688
                             2005        $12.325      $12.990         1,688
                             2006        $12.990      $13.053         1,688
                             2007        $13.053      $14.906         1,688
                             2008        $14.906      $ 7.426         1,688
                             2009        $ 7.426      $12.044         1,688
                             2010        $12.044      $14.099             0
                             2011        $14.099      $12.923             0
                             2012        $12.923      $14.347             0
                             2013        $14.347      $19.638             0
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $13.336      $14.954           488
                             2005        $14.954      $16.421         3,854
                             2006        $16.421      $19.395         4,976
                             2007        $19.395      $20.458         4,940
                             2008        $20.458      $11.733         4,256
                             2009        $11.733      $15.986         3,884
                             2010        $15.986      $19.124         3,046
                             2011        $19.124      $18.880         2,962
                             2012        $18.880      $21.641         2,873
                             2013        $21.641      $28.379         2,612
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $12.201      $12.703             0
                             2005        $12.703      $13.505             0
                             2006        $13.505      $14.025             0
                             2007        $14.025      $15.341             0
                             2008        $15.341      $ 8.617             0
                             2009        $ 8.617      $10.185             0
                             2010        $10.185      $11.489             0
                             2011        $11.489      $10.336             0
                             2012        $10.336      $11.840             0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $12.458      $14.323         4,484
                             2005        $14.323      $14.601        15,664
                             2006        $14.601      $16.590        21,372
                             2007        $16.590      $15.864        18,484
                             2008        $15.864      $ 9.971        17,122
                             2009        $ 9.971      $12.536        15,823
                             2010        $12.536      $14.201        12,763
                             2011        $14.201      $13.611        11,357
                             2012        $13.611      $15.848        10,202
                             2013        $15.848      $21.049         9,705

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.745            0
                             2007        $10.745      $11.349            0
                             2008        $11.349      $ 7.742            0
                             2009        $ 7.742      $ 9.701            0
                             2010        $ 9.701      $10.377            0
                             2011        $10.377      $10.131            0
                             2012        $10.131      $11.269            0
                             2013        $11.269      $14.226            0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2004        $12.194      $12.919        1,235
                             2005        $12.919      $13.327        1,231
                             2006        $13.327      $14.462        1,227
                             2007        $14.462      $14.711        1,139
                             2008        $14.711      $ 9.152        1,133
                             2009        $ 9.152      $11.105        1,128
                             2010        $11.105      $11.983        1,124
                             2011        $11.983      $11.725        1,120
                             2012        $11.725      $13.589        1,116
                             2013        $13.589      $17.398        1,113
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $11.651      $12.255            0
                             2005        $12.255      $13.857            0
                             2006        $13.857      $14.086            0
                             2007        $14.627      $14.801        8,002
                             2008        $14.801      $11.205        7,811
                             2009        $11.205      $13.438        7,568
                             2010        $13.438      $14.740        7,380
                             2011        $14.740      $14.245        7,209
                             2012        $14.245      $15.674        7,044
                             2013        $15.674      $19.166        6,906
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $11.699            0
                             2012        $11.699      $12.990            0
                             2013        $12.990      $15.549            0
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2004        $12.901      $14.482            0
                             2005        $14.482      $15.055        1,007
                             2006        $15.055      $17.926          802
                             2007        $17.926      $18.737            0
                             2008        $18.737      $10.807            0
                             2009        $10.807      $12.286            0
                             2010        $12.286      $13.460            0
                             2011        $13.460      $14.488            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $12.356      $13.806        10,717
                             2005        $13.806      $14.832         6,221
                             2006        $14.832      $16.843         6,430
                             2007        $16.843      $16.905         5,331
                             2008        $16.905      $11.220         3,959
                             2009        $11.220      $13.634         3,612
                             2010        $13.634      $14.977         1,983
                             2011        $14.977      $14.333         1,783
                             2012        $14.333      $16.046         1,094
                             2013        $16.046      $21.016           961
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $17.999             0
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2004        $11.270      $12.090           958
                             2005        $12.090      $12.066         1,241
                             2006        $12.066      $12.878         1,140
                             2007        $12.878      $13.100           661
                             2008        $13.100      $ 9.850             0
                             2009        $ 9.850      $13.915             0
                             2010        $13.915      $14.980             0
                             2011        $14.980      $14.910             0
                             2012        $14.910      $17.299             0
                             2013        $17.299      $17.808             0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2004        $11.603      $12.578           260
                             2005        $12.578      $13.142           514
                             2006        $13.142      $14.664           440
                             2007        $14.664      $14.767             0
                             2008        $14.767      $10.635             0
                             2009        $10.635      $13.006             0
                             2010        $13.006      $14.280             0
                             2011        $14.280      $15.165             0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 7.905         1,103
                             2012        $ 7.905      $ 8.921         1,029
                             2013        $ 8.921      $10.369           993
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.767             0
                             2005        $10.767      $11.309             0
                             2006        $11.309      $12.289             0
                             2007        $12.289      $13.148             0
                             2008        $13.148      $ 9.181             0
                             2009        $ 9.181      $11.673             0
                             2010        $11.673      $13.004             0
                             2011        $13.004      $11.904             0
                             2012        $11.904      $12.893             0
                             2013        $12.893      $16.216             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $12.794      $14.392           81
                             2005        $14.392      $15.658           81
                             2006        $15.658      $16.087           80
                             2007        $16.087      $18.521           80
                             2008        $18.521      $ 9.640           80
                             2009        $ 9.640      $14.760           80
                             2010        $14.760      $18.393           80
                             2011        $18.393      $16.324           79
                             2012        $16.324      $17.840            0
                             2013        $17.840      $23.861            0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2004        $12.048      $13.010          709
                             2005        $13.010      $13.304        2,865
                             2006        $13.304      $15.009        4,843
                             2007        $15.009      $15.428        4,197
                             2008        $15.428      $ 9.476        4,326
                             2009        $ 9.476      $11.696        4,091
                             2010        $11.696      $13.122        2,419
                             2011        $13.122      $13.045        2,271
                             2012        $13.045      $14.754        2,143
                             2013        $14.754      $19.004        1,648
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2004        $12.852      $13.947        2,450
                             2005        $13.947      $14.398        2,734
                             2006        $14.398      $15.922        2,664
                             2007        $15.922      $15.800        2,365
                             2008        $15.800      $ 7.440        2,459
                             2009        $ 7.440      $10.762        1,771
                             2010        $10.762      $11.269          245
                             2011        $11.269      $10.659           16
                             2012        $10.659      $12.279           15
                             2013        $12.279      $16.022            0
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.702        2,324
                             2007        $10.702      $11.971        2,896
                             2008        $11.971      $ 6.033        3,586
                             2009        $ 6.033      $ 8.066        3,332
                             2010        $ 8.066      $ 8.679        1,106
                             2011        $ 8.679      $ 9.436            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2004        $11.443      $13.476         1,724
                             2005        $13.476      $15.089         1,724
                             2006        $15.089      $17.734         1,724
                             2007        $17.734      $20.841         1,724
                             2008        $20.841      $13.580         1,724
                             2009        $13.580      $15.800         1,724
                             2010        $15.800      $16.513             0
                             2011        $16.513      $18.727             0
                             2012        $18.727      $21.715             0
                             2013        $21.715      $24.992             0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2004        $12.168      $13.400           200
                             2005        $13.400      $16.102           200
                             2006        $16.102      $16.971           200
                             2007        $16.971      $19.835           200
                             2008        $19.835      $ 9.904             0
                             2009        $ 9.904      $16.394             0
                             2010        $16.394      $20.182             0
                             2011        $20.182      $18.260             0
                             2012        $18.260      $19.954             0
                             2013        $19.954      $21.138             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2004        $12.622      $13.900             0
                             2005        $13.900      $14.748             0
                             2006        $14.748      $18.755             0
                             2007        $18.755      $21.179             0
                             2008        $21.179      $11.851             0
                             2009        $11.851      $14.784             0
                             2010        $14.784      $15.483             0
                             2011        $15.483      $13.666             0
                             2012        $13.666      $15.810             0
                             2013        $15.810      $19.691             0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2004        $12.534      $13.780         1,547
                             2005        $13.780      $14.362         1,547
                             2006        $14.362      $16.643         1,547
                             2007        $16.643      $19.012         1,547
                             2008        $19.012      $10.431         1,547
                             2009        $10.431      $ 9.948             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2004        $10.255      $10.550         8,614
                             2005        $10.550      $10.648        17,544
                             2006        $10.648      $10.983        38,461
                             2007        $10.983      $11.368        33,789
                             2008        $11.368      $10.116        27,849
                             2009        $10.116      $12.113         7,907
                             2010        $12.113      $12.929         6,591
                             2011        $12.929      $13.256         4,716
                             2012        $13.256      $14.772         4,474
                             2013        $14.772      $14.581         3,230

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2004        $ 9.964      $ 9.870         9,561
                             2005        $ 9.870      $ 9.810         1,628
                             2006        $ 9.810      $ 9.992         1,332
                             2007        $ 9.992      $10.056           179
                             2008        $10.056      $ 8.348           179
                             2009        $ 8.348      $ 8.628           178
                             2010        $ 8.628      $ 8.635           178
                             2011        $ 8.635      $ 8.662           178
                             2012        $ 8.662      $ 8.739           178
                             2013        $ 8.739      $ 8.565           178
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2004        $ 9.882      $ 9.735         5,334
                             2005        $ 9.735      $ 9.774         9,040
                             2006        $ 9.774      $ 9.987        10,768
                             2007        $ 9.987      $10.233         7,506
                             2008        $10.233      $10.239         4,272
                             2009        $10.239      $10.027        40,983
                             2010        $10.027      $ 9.818         2,878
                             2011        $ 9.818      $ 9.614         1,749
                             2012        $ 9.614      $ 9.414         1,886
                             2013        $ 9.414      $ 9.218           989
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2004        $11.820      $12.830         2,024
                             2005        $12.830      $14.811         3,594
                             2006        $14.811      $15.071         3,299
                             2007        $15.071      $17.592         1,519
                             2008        $17.592      $ 9.000         1,560
                             2009        $ 9.000      $15.055           360
                             2010        $15.055      $18.784           293
                             2011        $18.784      $17.111            20
                             2012        $17.111      $18.779            20
                             2013        $18.779      $27.648             0
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2004        $11.969      $12.904           531
                             2005        $12.904      $13.654           531
                             2006        $13.654      $15.341           531
                             2007        $15.341      $16.277           530
                             2008        $16.277      $12.079           530
                             2009        $12.079      $14.126           529
                             2010        $14.126      $14.730           529
                             2011        $14.730      $13.250           528
                             2012        $13.250      $13.838           527
                             2013        $13.838      $14.707             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.465        1,325
                             2007        $ 9.465      $11.410        1,317
                             2008        $11.410      $ 6.272        1,286
                             2009        $ 6.272      $ 8.697        1,081
                             2010        $ 8.697      $10.580          925
                             2011        $10.580      $ 9.578          795
                             2012        $ 9.578      $ 9.858          680
                             2013        $ 9.858      $ 8.232          558
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.674        1,427
                             2007        $10.674      $11.048        1,408
                             2008        $11.048      $ 9.231        1,239
                             2009        $ 9.231      $11.791        1,103
                             2010        $11.791      $12.936        1,001
                             2011        $12.936      $13.454          877
                             2012        $13.454      $15.510          773
                             2013        $15.510      $14.117          766
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.091          629
                             2007        $10.091      $10.923          625
                             2008        $10.923      $ 9.932          566
                             2009        $ 9.932      $11.502          489
                             2010        $11.502      $12.163          426
                             2011        $12.163      $13.287          369
                             2012        $13.287      $14.133          314
                             2013        $14.133      $12.549          265
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.272        3,181
                             2007        $10.272      $10.927        4,615
                             2008        $10.927      $11.203        2,905
                             2009        $11.203      $12.500        3,261
                             2010        $12.500      $13.220        1,590
                             2011        $13.220      $13.398        1,483
                             2012        $13.398      $14.362        1,506
                             2013        $14.362      $13.773        1,786
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.885        2,473
                             2010        $ 7.885      $ 8.693        1,263
                             2011        $ 8.693      $ 8.676        1,157
                             2012        $ 8.676      $10.134        1,037
                             2013        $10.134      $13.138          655
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $11.280      $11.951        7,877
                             2005        $11.951      $12.170            0
                             2006        $12.170      $13.337            0
                             2007        $13.337      $13.181            0
                             2008        $13.181      $ 7.650            0
                             2009        $ 7.650      $ 9.410            0
                             2010        $ 9.410      $10.210            0
                             2011        $10.210      $10.274            0
                             2012        $10.274      $11.320            0
                             2013        $11.320      $13.089            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $12.251      $13.328            0
                             2005        $13.328      $13.733            0
                             2006        $13.733      $15.586            0
                             2007        $15.586      $14.337            0
                             2008        $14.337      $ 8.605            0
                             2009        $ 8.605      $10.937            0
                             2010        $10.937      $12.248            0
                             2011        $12.248      $11.436            0
                             2012        $11.436      $13.339            0
                             2013        $13.339      $17.720            0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $12.620      $14.357            0
                             2005        $14.357      $15.773          511
                             2006        $15.773      $19.725        2,011
                             2007        $19.725      $20.926        1,578
                             2008        $20.926      $11.483        1,615
                             2009        $11.483      $14.013        1,461
                             2010        $14.013      $15.096        1,338
                             2011        $15.096      $12.278        1,309
                             2012        $12.278      $14.655        1,146
                             2013        $14.655      $18.377          964
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.118      $13.364            0
                             2005        $13.364      $14.238            0
                             2006        $14.238      $15.884            0
                             2007        $15.884      $14.747            0
                             2008        $14.747      $ 8.728            0
                             2009        $ 8.728      $11.180            0
                             2010        $11.180      $12.470            0
                             2011        $12.470      $12.215            0
                             2012        $12.215      $13.972            0
                             2013        $13.972      $18.485            0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.888          798
                             2006        $10.888      $12.369        7,943
                             2007        $12.369      $11.517        8,317
                             2008        $11.517      $ 6.229        8,707
                             2009        $ 6.229      $ 5.861            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $11.688      $12.020            0
                             2005        $12.020      $12.439            0
                             2006        $12.439      $12.842            0
                             2007        $12.842      $13.266            0
                             2008        $13.266      $ 8.179            0
                             2009        $ 8.179      $13.124            0
                             2010        $13.124      $15.523            0
                             2011        $15.523      $12.486            0
                             2012        $12.486      $13.964            0
                             2013        $13.964      $19.650            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $11.258      $12.133            0
                             2005        $12.133      $13.322            0
                             2006        $13.322      $14.454            0
                             2007        $14.454      $15.055            0
                             2008        $15.055      $12.532            0
                             2009        $12.532      $15.966            0
                             2010        $15.966      $17.155            0
                             2011        $17.155      $17.954            0
                             2012        $17.954      $20.720            0
                             2013        $20.720      $18.510            0
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2004        $14.831      $17.861            0
                             2005        $17.861      $23.394        6,532
                             2006        $23.394      $31.421          139
                             2007        $31.421      $43.207          103
                             2008        $43.207      $18.299          174
                             2009        $18.299      $30.479          122
                             2010        $30.479      $35.497          107
                             2011        $35.497      $28.418          123
                             2012        $28.418      $33.342          109
                             2013        $33.342      $32.286          112
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $12.184      $13.453        1,464
                             2005        $13.453      $14.750        5,169
                             2006        $14.750      $17.549        5,184
                             2007        $17.549      $18.861        2,853
                             2008        $18.861      $13.122        1,344
                             2009        $13.122      $16.646        1,339
                             2010        $16.646      $18.588          659
                             2011        $18.588      $19.847          658
                             2012        $19.847      $22.461            0
                             2013        $22.461      $26.316            0
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $15.976          527
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $11.559      $12.621          260
                             2005        $12.621      $13.270        8,850
                             2006        $13.270      $14.627        8,601
                             2007        $14.086      $16.777            0
                             2008        $16.777      $ 8.320            0
                             2009        $ 8.320      $13.453            0
                             2010        $13.453      $16.151            0
                             2011        $16.151      $15.333            0
                             2012        $15.333      $17.121            0
                             2013        $17.121      $24.764            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2004        $13.045      $15.516        1,508
                             2005        $15.516      $17.820        3,347
                             2006        $17.820      $19.043        4,101
                             2007        $19.043      $22.858        4,209
                             2008        $22.858      $11.902        4,386
                             2009        $11.902      $18.339        4,150
                             2010        $18.339      $23.750        2,008
                             2011        $23.750      $21.586        2,002
                             2012        $21.586      $22.928        1,992
                             2013        $22.928      $30.864        1,951
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.547      $15.778          185
                             2005        $15.778      $17.439          185
                             2006        $17.439      $19.097          185
                             2007        $19.097      $19.249          185
                             2008        $19.249      $11.225          185
                             2009        $11.225      $16.118          185
                             2010        $16.118      $19.972          184
                             2011        $19.972      $17.851          184
                             2012        $17.851      $20.048          184
                             2013        $20.048      $33.631          184
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $12.716      $16.941          766
                             2005        $16.941      $19.367        3,154
                             2006        $19.367      $26.107        3,522
                             2007        $26.107      $21.143        2,742
                             2008        $21.143      $12.823        2,697
                             2009        $12.823      $16.131        2,210
                             2010        $16.131      $20.459        2,078
                             2011        $20.459      $21.166        1,889
                             2012        $21.166      $23.960        1,834
                             2013        $23.960      $23.870        1,806


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH THE MAV DEATH BENEFIT OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT
                               OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 1.95


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $12.242      $13.324         4,498
                             2005        $13.324      $13.639         4,657
                             2006        $13.639      $15.616         1,036
                             2007        $15.616      $16.022         1,029
                             2008        $16.022      $ 9.298         1,122
                             2009        $ 9.298      $10.951         1,154
                             2010        $10.951      $12.088         1,140
                             2011        $12.088      $12.548           601
                             2012        $12.548      $14.397           576
                             2013        $14.397      $18.962           498
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $12.407      $13.906         2,037
                             2005        $13.906      $15.193         5,987
                             2006        $15.193      $14.684         5,839
                             2007        $14.684      $16.188         5,603
                             2008        $16.188      $ 9.093         3,536
                             2009        $ 9.093      $11.823         2,057
                             2010        $11.823      $13.282         1,987
                             2011        $13.282      $13.125         1,159
                             2012        $13.125      $14.587         1,137
                             2013        $14.587      $19.089         1,117
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.833        21,112
                             2006        $11.833      $15.648        26,066
                             2007        $15.648      $16.166        25,201
                             2008        $16.166      $ 7.390        29,391
                             2009        $ 7.390      $ 9.717        22,714
                             2010        $ 9.717      $ 9.918        21,395
                             2011        $ 9.918      $ 7.819        23,725
                             2012        $ 7.819      $ 8.738        21,029
                             2013        $ 8.738      $10.494        16,584

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $11.445      $12.135         3,201
                             2005        $12.135      $13.639         2,991
                             2006        $13.639      $13.262         1,548
                             2007        $13.262      $14.743         1,544
                             2008        $14.743      $ 8.682         1,540
                             2009        $ 8.682      $11.649         1,534
                             2010        $11.649      $12.521           830
                             2011        $12.521      $11.852           830
                             2012        $11.852      $13.468             0
                             2013        $13.468      $18.056             0
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2004        $13.563      $15.805         8,513
                             2005        $15.805      $16.493        29,031
                             2006        $16.493      $18.434        28,631
                             2007        $18.434      $18.312        23,627
                             2008        $18.312      $11.514        19,407
                             2009        $11.514      $16.074        11,790
                             2010        $16.074      $19.913         6,446
                             2011        $19.913      $17.807         5,600
                             2012        $17.807      $20.644         4,481
                             2013        $20.644      $27.805         2,278
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.915        20,466
                             2006        $10.915      $13.192        20,111
                             2007        $13.192      $15.753        19,414
                             2008        $15.753      $ 9.750        13,284
                             2009        $ 9.750      $10.496             0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.695         2,110
                             2006        $10.695      $12.668         2,930
                             2007        $12.668      $11.879         4,741
                             2008        $11.879      $ 6.856         4,646
                             2009        $ 6.856      $ 8.121         4,517
                             2010        $ 8.121      $ 8.855         4,415
                             2011        $ 8.855      $ 8.339         2,839
                             2012        $ 8.339      $ 9.428         2,718
                             2013        $ 9.428      $12.593           785
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.848        22,206
                             2006        $11.848      $12.921        47,137
                             2007        $12.921      $14.830        36,152
                             2008        $14.830      $ 8.317        30,892
                             2009        $ 8.317      $11.026        24,940
                             2010        $11.026      $12.616        22,731
                             2011        $12.616      $12.003         8,114
                             2012        $12.003      $13.642         8,020
                             2013        $13.642      $17.482         7,207

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.050         9,747
                             2006        $11.050      $12.204        14,324
                             2007        $12.204      $13.358        13,309
                             2008        $13.358      $ 7.595        16,036
                             2009        $ 7.595      $ 9.440        14,209
                             2010        $ 9.440      $10.582        11,612
                             2011        $10.582      $10.497        10,330
                             2012        $10.497      $12.146         6,339
                             2013        $12.146      $15.838         5,136
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.438         2,253
                             2006        $10.438      $11.341         3,240
                             2007        $11.341      $11.379         3,274
                             2008        $11.379      $ 8.336         2,931
                             2009        $ 8.336      $11.703         3,896
                             2010        $11.703      $13.019         2,339
                             2011        $13.019      $13.214         2,074
                             2012        $13.214      $14.738         1,837
                             2013        $14.738      $15.244         1,728
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.066        14,003
                             2006        $12.066      $13.273        13,668
                             2007        $13.273      $14.980        12,703
                             2008        $14.980      $ 8.853         9,047
                             2009        $ 8.853      $12.107         3,827
                             2010        $12.107      $15.234         3,045
                             2011        $15.234      $13.290         2,806
                             2012        $13.290      $14.899         2,694
                             2013        $14.899      $19.810         2,623
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.175           864
                             2007        $10.175      $10.450         1,064
                             2008        $10.450      $10.509         5,307
                             2009        $10.509      $10.333         4,328
                             2010        $10.333      $10.120         2,948
                             2011        $10.120      $ 9.905         1,141
                             2012        $ 9.905      $ 9.693         1,155
                             2013        $ 9.693      $ 9.487           954
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.113             0
                             2006        $11.113      $11.442         1,311
                             2007        $11.442      $12.799         1,336
                             2008        $12.799      $ 8.102         1,310
                             2009        $ 8.102      $10.543         3,243
                             2010        $10.543      $11.988         3,360
                             2011        $11.988      $11.169         3,945
                             2012        $11.169      $11.941         4,012
                             2013        $11.941      $16.066         3,281

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.655         5,265
                             2005        $10.655      $10.774         5,208
                             2006        $10.774      $11.531         5,078
                             2007        $11.531      $11.589         4,611
                             2008        $11.589      $ 8.690         4,388
                             2009        $ 8.690      $12.135         4,013
                             2010        $12.135      $13.450         3,872
                             2011        $13.450      $13.763         2,527
                             2012        $13.763      $15.564         2,489
                             2013        $15.564      $16.423         1,704
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.198         2,354
                             2005        $11.198      $11.135        11,326
                             2006        $11.135      $12.885        38,710
                             2007        $12.885      $13.082        63,165
                             2008        $13.082      $ 9.005        55,306
                             2009        $ 9.005      $11.949        48,015
                             2010        $11.949      $13.176        33,523
                             2011        $13.176      $13.202         8,796
                             2012        $13.202      $14.553         6,623
                             2013        $14.553      $16.227         5,481
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.339             0
                             2006        $11.339      $13.656        21,670
                             2007        $13.656      $14.945        21,097
                             2008        $14.945      $10.463        19,757
                             2009        $10.463      $12.627        13,052
                             2010        $12.627      $13.835        12,619
                             2011        $13.835      $13.138         1,441
                             2012        $13.138      $14.574         1,379
                             2013        $14.574      $18.201         1,323
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.911         1,672
                             2005        $10.911      $11.805        14,780
                             2006        $11.805      $13.677        20,128
                             2007        $13.677      $13.848        18,114
                             2008        $13.848      $ 8.523        15,250
                             2009        $ 8.523      $10.513        13,673
                             2010        $10.513      $11.440        12,339
                             2011        $11.440      $11.079         4,957
                             2012        $11.079      $12.385         4,602
                             2013        $12.385      $15.545         3,243

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.476         3,188
                             2005        $11.476      $12.373        53,004
                             2006        $12.373      $14.706        54,520
                             2007        $14.706      $16.614        48,088
                             2008        $16.614      $ 9.693        37,167
                             2009        $ 9.693      $13.000        20,603
                             2010        $13.000      $13.791        14,198
                             2011        $13.791      $12.061        14,763
                             2012        $12.061      $13.955        12,199
                             2013        $13.955      $16.793         7,233
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.485         4,554
                             2006        $10.485      $12.583         5,648
                             2007        $12.583      $12.344         9,295
                             2008        $12.344      $ 8.007         8,425
                             2009        $ 8.007      $ 9.271         7,063
                             2010        $ 9.271      $10.089         5,911
                             2011        $10.089      $ 9.177         2,598
                             2012        $ 9.177      $10.698         2,098
                             2013        $10.698      $13.948         1,256
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.335         5,161
                             2006        $11.335      $12.886        18,722
                             2007        $12.886      $12.944        16,850
                             2008        $12.944      $ 8.016        15,939
                             2009        $ 8.016      $10.445        11,540
                             2010        $10.445      $12.777        10,029
                             2011        $12.777      $11.707         3,245
                             2012        $11.707      $13.572         3,078
                             2013        $13.572      $17.650         1,434
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.302        13,050
                             2006        $11.302      $12.418        16,057
                             2007        $12.418      $10.119        16,966
                             2008        $10.119      $ 6.551        16,649
                             2009        $ 6.551      $ 8.185         7,984
                             2010        $ 8.185      $10.423         5,463
                             2011        $10.423      $10.269         4,015
                             2012        $10.269      $11.338         3,463
                             2013        $11.338      $15.049         2,087

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.230        19,182
                             2006        $11.230      $12.407        22,090
                             2007        $12.407      $11.855        22,287
                             2008        $11.855      $ 7.363        18,214
                             2009        $ 7.363      $ 8.728        12,796
                             2010        $ 8.728      $ 9.639        10,709
                             2011        $ 9.639      $ 9.815         9,355
                             2012        $ 9.815      $10.993         8,387
                             2013        $10.993      $14.794         5,813
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.785      $12.315        18,251
                             2005        $12.315      $12.972        18,684
                             2006        $12.972      $13.029        16,398
                             2007        $13.029      $14.870        11,545
                             2008        $14.870      $ 7.404        11,459
                             2009        $ 7.404      $12.003        10,714
                             2010        $12.003      $14.044        10,645
                             2011        $14.044      $12.866        10,567
                             2012        $12.866      $14.277        15,920
                             2013        $14.277      $19.531        14,450
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $13.331      $14.941        13,813
                             2005        $14.941      $16.399        26,405
                             2006        $16.399      $19.359        29,992
                             2007        $19.359      $20.409        24,360
                             2008        $20.409      $11.699        23,701
                             2009        $11.699      $15.932        18,565
                             2010        $15.932      $19.050        10,898
                             2011        $19.050      $18.797         9,264
                             2012        $18.797      $21.535         7,676
                             2013        $21.535      $28.225         6,371
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $12.197      $12.692         8,020
                             2005        $12.692      $13.487         7,980
                             2006        $13.487      $13.998         7,940
                             2007        $13.998      $15.304         7,224
                             2008        $15.304      $ 8.592         7,139
                             2009        $ 8.592      $10.151         7,082
                             2010        $10.151      $11.444         7,030
                             2011        $11.444      $10.291         6,970
                             2012        $10.291      $11.786             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $12.453      $14.311        36,846
                             2005        $14.311      $14.581        95,234
                             2006        $14.581      $16.559        92,222
                             2007        $16.559      $15.826        67,064
                             2008        $15.826      $ 9.942        55,991
                             2009        $ 9.942      $12.493        42,936
                             2010        $12.493      $14.145        41,012
                             2011        $14.145      $13.551        33,713
                             2012        $13.551      $15.770        31,772
                             2013        $15.770      $20.935        17,602
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.742         4,444
                             2007        $10.742      $11.339         4,420
                             2008        $11.339      $ 7.731         4,394
                             2009        $ 7.731      $ 9.683         4,356
                             2010        $ 9.683      $10.352             0
                             2011        $10.352      $10.102             0
                             2012        $10.102      $11.231             0
                             2013        $11.231      $14.170             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2004        $12.190      $12.908         8,213
                             2005        $12.908      $13.309         8,310
                             2006        $13.309      $14.435         7,931
                             2007        $14.435      $14.676         7,123
                             2008        $14.676      $ 9.125         3,874
                             2009        $ 9.125      $11.068         3,840
                             2010        $11.068      $11.936         2,449
                             2011        $11.936      $11.674         2,432
                             2012        $11.674      $13.522         2,415
                             2013        $13.522      $17.303         1,756
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $11.555      $12.610        10,557
                             2005        $12.610      $13.252        22,067
                             2006        $13.252      $14.600        20,345
                             2007        $14.600      $14.766        16,048
                             2008        $14.766      $11.172        11,439
                             2009        $11.172      $13.392        11,064
                             2010        $13.392      $14.683        11,088
                             2011        $14.683      $14.182        12,513
                             2012        $14.182      $15.597        12,525
                             2013        $15.597      $19.062         2,703

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $11.647         1,229
                             2012        $11.647      $12.926         1,225
                             2013        $12.926      $15.464         1,222
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2004        $12.896      $14.469         8,445
                             2005        $14.469      $15.034         9,405
                             2006        $15.034      $17.892         8,194
                             2007        $17.892      $18.692         5,458
                             2008        $18.692      $10.776         5,432
                             2009        $10.776      $12.245         5,392
                             2010        $12.245      $13.407         1,233
                             2011        $13.407      $14.429             0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $12.352      $13.794        25,743
                             2005        $13.794      $14.812        26,833
                             2006        $14.812      $16.811        28,268
                             2007        $16.811      $16.865        20,746
                             2008        $16.865      $11.188        15,035
                             2009        $11.188      $13.588        13,217
                             2010        $13.588      $14.918        12,237
                             2011        $14.918      $14.269         7,886
                             2012        $14.269      $15.967         7,603
                             2013        $15.967      $20.902         5,576
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $17.902         1,425
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2004        $11.266      $12.079         7,022
                             2005        $12.079      $12.049         6,969
                             2006        $12.049      $12.854         6,914
                             2007        $12.854      $13.068         5,288
                             2008        $13.068      $ 9.822         5,198
                             2009        $ 9.822      $13.867         5,122
                             2010        $13.867      $14.922         1,798
                             2011        $14.922      $14.844         1,350
                             2012        $14.844      $17.214         1,327
                             2013        $17.214      $17.717             0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2004        $11.599      $12.567         1,481
                             2005        $12.567      $13.124         1,481
                             2006        $13.124      $14.637         1,481
                             2007        $14.637      $14.732         1,481
                             2008        $14.732      $10.605         1,481
                             2009        $10.605      $12.962         1,481
                             2010        $12.962      $14.224         1,481
                             2011        $14.224      $15.103             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 7.883         7,280
                             2012        $ 7.883      $ 8.890         7,013
                             2013        $ 8.890      $10.328         6,582
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.763         5,003
                             2005        $10.763      $11.299        11,694
                             2006        $11.299      $12.273        11,724
                             2007        $12.273      $13.124        11,018
                             2008        $13.124      $ 9.159         4,003
                             2009        $ 9.159      $11.639         2,038
                             2010        $11.639      $12.959         1,480
                             2011        $12.959      $11.858         1,221
                             2012        $11.858      $12.836         1,214
                             2013        $12.836      $16.136         1,209
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $12.790      $14.380         1,148
                             2005        $14.380      $15.637         3,038
                             2006        $15.637      $16.057         2,966
                             2007        $16.057      $18.477         2,866
                             2008        $18.477      $ 9.612         1,800
                             2009        $ 9.612      $14.710         1,651
                             2010        $14.710      $18.321         1,394
                             2011        $18.321      $16.251         1,281
                             2012        $16.251      $17.752         1,204
                             2013        $17.752      $23.731         1,142
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2004        $12.044      $12.999         6,668
                             2005        $12.999      $13.286        20,958
                             2006        $13.286      $14.981        25,585
                             2007        $14.981      $15.392        25,229
                             2008        $15.392      $ 9.449        18,027
                             2009        $ 9.449      $11.656        14,902
                             2010        $11.656      $13.071        12,451
                             2011        $13.071      $12.988        11,718
                             2012        $12.988      $14.681        16,895
                             2013        $14.681      $18.901         7,444

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2004        $12.848      $13.935        13,525
                             2005        $13.935      $14.378        15,785
                             2006        $14.378      $15.893        15,587
                             2007        $15.893      $15.763        14,436
                             2008        $15.763      $ 7.419         7,722
                             2009        $ 7.419      $10.726         6,938
                             2010        $10.726      $11.225         3,029
                             2011        $11.225      $10.612         2,496
                             2012        $10.612      $12.218         2,462
                             2013        $12.218      $15.935         2,372
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.698         1,837
                             2007        $10.698      $11.961         1,805
                             2008        $11.961      $ 6.025         2,166
                             2009        $ 6.025      $ 8.051         4,632
                             2010        $ 8.051      $ 8.658         6,374
                             2011        $ 8.658      $ 9.412             0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2004        $11.439      $13.465         4,948
                             2005        $13.465      $15.069         5,433
                             2006        $15.069      $17.701         5,396
                             2007        $17.701      $20.791         5,124
                             2008        $20.791      $13.541         4,825
                             2009        $13.541      $15.746         4,128
                             2010        $15.746      $16.449           783
                             2011        $16.449      $18.644           780
                             2012        $18.644      $21.608           777
                             2013        $21.608      $24.856            40
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2004        $12.164      $13.388           887
                             2005        $13.388      $16.080           884
                             2006        $16.080      $16.939           882
                             2007        $16.939      $19.788           423
                             2008        $19.788      $ 9.875           418
                             2009        $ 9.875      $16.338           415
                             2010        $16.338      $20.103           412
                             2011        $20.103      $18.179             0
                             2012        $18.179      $19.855             0
                             2013        $19.855      $21.031             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2004        $12.617      $13.888         1,179
                             2005        $13.888      $14.728         1,176
                             2006        $14.728      $18.720           711
                             2007        $18.720      $21.128           707
                             2008        $21.128      $11.817           703
                             2009        $11.817      $14.734           697
                             2010        $14.734      $15.423             0
                             2011        $15.423      $13.606             0
                             2012        $13.606      $15.732             0
                             2013        $15.732      $19.584             0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2004        $12.530      $13.768           453
                             2005        $13.768      $14.343           453
                             2006        $14.343      $16.612             0
                             2007        $16.612      $18.967             0
                             2008        $18.967      $10.401             0
                             2009        $10.401      $ 9.918             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2004        $10.251      $10.541        26,917
                             2005        $10.541      $10.633        58,872
                             2006        $10.633      $10.962        66,170
                             2007        $10.962      $11.341        53,457
                             2008        $11.341      $10.087        39,558
                             2009        $10.087      $12.072        37,915
                             2010        $12.072      $12.878        31,616
                             2011        $12.878      $13.197        21,817
                             2012        $13.197      $14.700        19,322
                             2013        $14.700      $14.502        17,556
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2004        $ 9.960      $ 9.861        32,548
                             2005        $ 9.861      $ 9.797        33,800
                             2006        $ 9.797      $ 9.974        34,401
                             2007        $ 9.974      $10.032        25,675
                             2008        $10.032      $ 8.324        20,027
                             2009        $ 8.324      $ 8.598        17,764
                             2010        $ 8.598      $ 8.601        17,690
                             2011        $ 8.601      $ 8.624        17,615
                             2012        $ 8.624      $ 8.696        16,679
                             2013        $ 8.696      $ 8.518        16,605

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2004        $ 9.879      $ 9.727         8,476
                             2005        $ 9.727      $ 9.761        20,645
                             2006        $ 9.761      $ 9.968        21,529
                             2007        $ 9.968      $10.209        20,634
                             2008        $10.209      $10.210        13,168
                             2009        $10.210      $ 9.993        15,214
                             2010        $ 9.993      $ 9.780        15,360
                             2011        $ 9.780      $ 9.572        15,013
                             2012        $ 9.572      $ 9.368        15,333
                             2013        $ 9.368      $ 9.168        13,690
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2004        $11.816      $12.819         5,789
                             2005        $12.819      $14.791         6,375
                             2006        $14.791      $15.042         4,854
                             2007        $15.042      $17.550         3,902
                             2008        $17.550      $ 8.974         3,552
                             2009        $ 8.974      $15.004         2,969
                             2010        $15.004      $18.710         1,318
                             2011        $18.710      $17.035           712
                             2012        $17.035      $18.686           708
                             2013        $18.686      $27.498           530
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2004        $11.965      $12.893         9,023
                             2005        $12.893      $13.635         8,859
                             2006        $13.635      $15.313         7,106
                             2007        $15.313      $16.238         5,444
                             2008        $16.238      $12.045         3,476
                             2009        $12.045      $14.078         3,445
                             2010        $14.078      $14.672           121
                             2011        $14.672      $13.191           120
                             2012        $13.191      $13.770           119
                             2013        $13.770      $14.632             0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.462             0
                             2007        $ 9.462      $11.401             0
                             2008        $11.401      $ 6.264             0
                             2009        $ 6.264      $ 8.681           355
                             2010        $ 8.681      $10.555           352
                             2011        $10.555      $ 9.550           232
                             2012        $ 9.550      $ 9.824           230
                             2013        $ 9.824      $ 8.199           229

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.670             0
                             2007        $10.670      $11.039             0
                             2008        $11.039      $ 9.218             0
                             2009        $ 9.218      $11.769           146
                             2010        $11.769      $12.905           145
                             2011        $12.905      $13.415           145
                             2012        $13.415      $15.458           144
                             2013        $15.458      $14.062           144
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.087           109
                             2007        $10.087      $10.914           118
                             2008        $10.914      $ 9.918         1,232
                             2009        $ 9.918      $11.480         3,862
                             2010        $11.480      $12.134         3,777
                             2011        $12.134      $13.248         2,834
                             2012        $13.248      $14.085         3,721
                             2013        $14.085      $12.500         2,105
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.269         3,021
                             2007        $10.269      $10.918         6,040
                             2008        $10.918      $11.188         3,054
                             2009        $11.188      $12.477        11,679
                             2010        $12.477      $13.188         8,430
                             2011        $13.188      $13.359         5,303
                             2012        $13.359      $14.314         5,505
                             2013        $14.314      $13.719         6,808
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.866         9,285
                             2010        $ 7.866      $ 8.668         8,102
                             2011        $ 8.668      $ 8.646         7,267
                             2012        $ 8.646      $10.094         6,188
                             2013        $10.094      $13.080         5,498
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $11.276      $11.941         3,838
                             2005        $11.941      $12.154         4,667
                             2006        $12.154      $13.312         4,646
                             2007        $13.312      $13.150         4,625
                             2008        $13.150      $ 7.628         3,751
                             2009        $ 7.628      $ 9.378         3,723
                             2010        $ 9.378      $10.171         3,492
                             2011        $10.171      $10.229             0
                             2012        $10.229      $11.264             0
                             2013        $11.264      $13.018             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $12.247      $13.317        5,001
                             2005        $13.317      $13.714        5,245
                             2006        $13.714      $15.557        3,029
                             2007        $15.557      $14.303        3,020
                             2008        $14.303      $ 8.580          649
                             2009        $ 8.580      $10.900          644
                             2010        $10.900      $12.200          639
                             2011        $12.200      $11.385          635
                             2012        $11.385      $13.273          631
                             2013        $13.273      $17.624            0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $12.615      $14.345        2,597
                             2005        $14.345      $15.751        2,710
                             2006        $15.751      $19.688        1,660
                             2007        $19.688      $20.876        2,581
                             2008        $20.876      $11.450        2,225
                             2009        $11.450      $13.965        2,095
                             2010        $13.965      $15.037        1,991
                             2011        $15.037      $12.223          119
                             2012        $12.223      $14.583          118
                             2013        $14.583      $18.277          118
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.114      $13.353            0
                             2005        $13.353      $14.219            0
                             2006        $14.219      $15.854            0
                             2007        $15.854      $14.712            0
                             2008        $14.712      $ 8.703            0
                             2009        $ 8.703      $11.142            0
                             2010        $11.142      $12.421            0
                             2011        $12.421      $12.161            0
                             2012        $12.161      $13.903            0
                             2013        $13.903      $18.385            0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.885        6,281
                             2006        $10.885      $12.358        8,968
                             2007        $12.358      $11.501        9,518
                             2008        $11.501      $ 6.217        9,982
                             2009        $ 6.217      $ 5.850            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $11.684      $12.009        6,296
                             2005        $12.009      $12.422        8,555
                             2006        $12.422      $12.818        8,398
                             2007        $12.818      $13.235        8,288
                             2008        $13.235      $ 8.155        4,749
                             2009        $ 8.155      $13.080        4,205
                             2010        $13.080      $15.462        3,538
                             2011        $15.462      $12.431          133
                             2012        $12.431      $13.895          132
                             2013        $13.895      $19.544          132

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $11.254      $12.123         1,823
                             2005        $12.123      $13.304         2,863
                             2006        $13.304      $14.427         2,743
                             2007        $14.427      $15.019         2,709
                             2008        $15.019      $12.496         2,007
                             2009        $12.496      $15.911           860
                             2010        $15.911      $17.088           857
                             2011        $17.088      $17.874           853
                             2012        $17.874      $20.618           850
                             2013        $20.618      $18.410            29
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2004        $14.826      $17.846         1,308
                             2005        $17.846      $23.363         2,743
                             2006        $23.363      $31.362         3,003
                             2007        $31.362      $43.104         3,423
                             2008        $43.104      $18.246         3,351
                             2009        $18.246      $30.375         3,544
                             2010        $30.375      $35.358         2,260
                             2011        $35.358      $28.292         1,732
                             2012        $28.292      $33.178         2,722
                             2013        $33.178      $32.110           713
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $12.180      $13.441        17,277
                             2005        $13.441      $14.730        32,627
                             2006        $14.730      $17.516        33,418
                             2007        $17.516      $18.816        18,546
                             2008        $18.816      $13.084        16,281
                             2009        $13.084      $16.590        15,011
                             2010        $16.590      $18.515        13,083
                             2011        $18.515      $19.760         8,590
                             2012        $19.760      $22.351         7,686
                             2013        $22.351      $26.173         2,912
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $15.889           119
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $11.647      $12.245           987
                             2005        $12.245      $13.839           982
                             2006        $13.839      $14.059           977
                             2007        $14.059      $16.737           840
                             2008        $16.737      $ 8.296           662
                             2009        $ 8.296      $13.407           657
                             2010        $13.407      $16.088           652
                             2011        $16.088      $15.265         2,416
                             2012        $15.265      $17.037           644
                             2013        $17.037      $24.629             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2004        $13.040      $15.502         7,856
                             2005        $15.502      $17.796        11,875
                             2006        $17.796      $19.007        12,553
                             2007        $19.007      $22.804         7,715
                             2008        $22.804      $11.868         7,174
                             2009        $11.868      $18.276         5,710
                             2010        $18.276      $23.657         2,678
                             2011        $23.657      $21.491         3,472
                             2012        $21.491      $22.815         2,881
                             2013        $22.815      $30.696         2,549
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.543      $15.764         5,166
                             2005        $15.764      $17.415         7,762
                             2006        $17.415      $19.061         6,740
                             2007        $19.061      $19.203         3,444
                             2008        $19.203      $11.193         2,442
                             2009        $11.193      $16.063         1,544
                             2010        $16.063      $19.894         1,521
                             2011        $19.894      $17.772         1,540
                             2012        $17.772      $19.949           868
                             2013        $19.949      $33.448           804
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $12.711      $16.927         4,396
                             2005        $16.927      $19.341         5,815
                             2006        $19.341      $26.058         5,685
                             2007        $26.058      $21.093         5,001
                             2008        $21.093      $12.785         4,609
                             2009        $12.785      $16.077         4,168
                             2010        $16.077      $20.379         3,383
                             2011        $20.379      $21.073         1,751
                             2012        $21.073      $23.842         1,731
                             2013        $23.842      $23.740         1,163


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

   WITH THE MAV DEATH BENEFIT OPTION AND THE ENHANCED BENEFICIARY PROTECTION
                           (ANNUAL INCREASE) OPTION

                           MORTALITY & EXPENSE = 2.0


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $12.238      $13.313       471,100
                             2005        $13.313      $13.621       461,462
                             2006        $13.621      $15.586       380,642
                             2007        $15.586      $15.984       239,660
                             2008        $15.984      $ 9.271       187,823
                             2009        $ 9.271      $10.914       169,365
                             2010        $10.914      $12.041       150,816
                             2011        $12.041      $12.493       125,694
                             2012        $12.493      $14.326       110,487
                             2013        $14.326      $18.859        91,335
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $12.403      $13.894       138,286
                             2005        $13.894      $15.172       163,917
                             2006        $15.172      $14.657       150,349
                             2007        $14.657      $16.149        96,224
                             2008        $16.149      $ 9.067        67,151
                             2009        $ 9.067      $11.783        62,198
                             2010        $11.783      $13.230        57,546
                             2011        $13.230      $13.067        47,309
                             2012        $13.067      $14.515        40,633
                             2013        $14.515      $18.986        27,896
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.829        66,043
                             2006        $11.829      $15.635       138,391
                             2007        $15.635      $16.144       123,743
                             2008        $16.144      $ 7.376       114,585
                             2009        $ 7.376      $ 9.694       102,356
                             2010        $ 9.694      $ 9.889        85,660
                             2011        $ 9.889      $ 7.793        84,699
                             2012        $ 7.793      $ 8.703        73,409
                             2013        $ 8.703      $10.448        58,861

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $11.441      $12.124        89,146
                             2005        $12.124      $13.620        84,651
                             2006        $13.620      $13.237        78,333
                             2007        $13.237      $14.708        49,147
                             2008        $14.708      $ 8.657        37,492
                             2009        $ 8.657      $11.609        32,457
                             2010        $11.609      $12.472        28,850
                             2011        $12.472      $11.800        26,336
                             2012        $11.800      $13.401        24,201
                             2013        $13.401      $17.958        21,865
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2004        $13.558      $15.791       256,873
                             2005        $15.791      $16.471       268,900
                             2006        $16.471      $18.399       249,260
                             2007        $18.399      $18.269       180,464
                             2008        $18.269      $11.481       118,859
                             2009        $11.481      $16.019       101,466
                             2010        $16.019      $19.835        82,113
                             2011        $19.835      $17.729        69,161
                             2012        $17.729      $20.542        59,964
                             2013        $20.542      $27.654        48,003
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.911         7,567
                             2006        $10.911      $13.180        24,298
                             2007        $13.180      $15.732        27,774
                             2008        $15.732      $ 9.731        28,934
                             2009        $ 9.731      $10.473             0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.691         6,734
                             2006        $10.691      $12.657        16,577
                             2007        $12.657      $11.863        13,435
                             2008        $11.863      $ 6.844        10,921
                             2009        $ 6.844      $ 8.102        29,353
                             2010        $ 8.102      $ 8.830        26,939
                             2011        $ 8.830      $ 8.310         8,403
                             2012        $ 8.310      $ 9.391         6,140
                             2013        $ 9.391      $12.537         5,071
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.844       110,952
                             2006        $11.844      $12.910       223,243
                             2007        $12.910      $14.810       197,168
                             2008        $14.810      $ 8.301       169,001
                             2009        $ 8.301      $10.999       140,575
                             2010        $10.999      $12.580       130,424
                             2011        $12.580      $11.962        95,465
                             2012        $11.962      $13.588        95,279
                             2013        $13.588      $17.405        71,801

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.046        32,504
                             2006        $11.046      $12.194        53,049
                             2007        $12.194      $13.340        45,699
                             2008        $13.340      $ 7.580        40,155
                             2009        $ 7.580      $ 9.417        34,028
                             2010        $ 9.417      $10.551        36,213
                             2011        $10.551      $10.461        30,648
                             2012        $10.461      $12.098        31,315
                             2013        $12.098      $15.768        32,113
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.434        26,603
                             2006        $10.434      $11.331        42,013
                             2007        $11.331      $11.364        31,114
                             2008        $11.364      $ 8.320        28,711
                             2009        $ 8.320      $11.675        25,485
                             2010        $11.675      $12.981        23,344
                             2011        $12.981      $13.169        17,981
                             2012        $13.169      $14.680        11,658
                             2013        $14.680      $15.177        11,149
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.062        32,158
                             2006        $12.062      $13.262        82,918
                             2007        $13.262      $14.959        59,819
                             2008        $14.959      $ 8.836        36,133
                             2009        $ 8.836      $12.078        34,095
                             2010        $12.078      $15.190        30,708
                             2011        $15.190      $13.245        23,772
                             2012        $13.245      $14.841        18,490
                             2013        $14.841      $19.723        16,304
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.172         8,239
                             2007        $10.172      $10.441        15,509
                             2008        $10.441      $10.495       105,926
                             2009        $10.495      $10.314        61,696
                             2010        $10.314      $10.095        54,685
                             2011        $10.095      $ 9.876        58,475
                             2012        $ 9.876      $ 9.660        54,364
                             2013        $ 9.660      $ 9.449        27,749
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.110         8,318
                             2006        $11.110      $11.432        18,843
                             2007        $11.432      $12.782        18,602
                             2008        $12.782      $ 8.087        18,607
                             2009        $ 8.087      $10.518        17,686
                             2010        $10.518      $11.953        15,958
                             2011        $11.953      $11.130        16,145
                             2012        $11.130      $11.895        19,056
                             2013        $11.895      $15.995        15,516

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.652        52,584
                             2005        $10.652      $10.764        78,167
                             2006        $10.764      $11.515        73,151
                             2007        $11.515      $11.568        52,208
                             2008        $11.568      $ 8.669        36,816
                             2009        $ 8.669      $12.100        40,274
                             2010        $12.100      $13.404        38,350
                             2011        $13.404      $13.709        31,133
                             2012        $13.709      $15.495        27,691
                             2013        $15.495      $16.342        23,386
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.194        44,492
                             2005        $11.194      $11.126       177,011
                             2006        $11.126      $12.868       261,557
                             2007        $12.868      $13.057       222,210
                             2008        $13.057      $ 8.984       147,196
                             2009        $ 8.984      $11.915       124,837
                             2010        $11.915      $13.131       109,967
                             2011        $13.131      $13.150        97,622
                             2012        $13.150      $14.489        90,271
                             2013        $14.489      $16.147        72,204
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.335        13,238
                             2006        $11.335      $13.644        25,416
                             2007        $13.644      $14.925        28,427
                             2008        $14.925      $10.444        25,708
                             2009        $10.444      $12.597        26,403
                             2010        $12.597      $13.794        26,484
                             2011        $13.794      $13.094        24,539
                             2012        $13.094      $14.517        17,616
                             2013        $14.517      $18.120        18,255
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.907        54,414
                             2005        $10.907      $11.795       159,178
                             2006        $11.795      $13.658       168,312
                             2007        $13.658      $13.822       155,420
                             2008        $13.822      $ 8.502       101,397
                             2009        $ 8.502      $10.482        94,109
                             2010        $10.482      $11.401        89,044
                             2011        $11.401      $11.035        69,702
                             2012        $11.035      $12.330        56,783
                             2013        $12.330      $15.469        40,978

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.472        44,548
                             2005        $11.472      $12.363       159,191
                             2006        $12.363      $14.686       186,375
                             2007        $14.686      $16.583       147,468
                             2008        $16.583      $ 9.670       110,661
                             2009        $ 9.670      $12.962        86,751
                             2010        $12.962      $13.744        82,261
                             2011        $13.744      $12.014        67,375
                             2012        $12.014      $13.893        54,017
                             2013        $13.893      $16.710        50,469
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.481        28,322
                             2006        $10.481      $12.573        32,527
                             2007        $12.573      $12.327        37,122
                             2008        $12.327      $ 7.992        29,307
                             2009        $ 7.992      $ 9.249        25,690
                             2010        $ 9.249      $10.060        19,407
                             2011        $10.060      $ 9.146        20,461
                             2012        $ 9.146      $10.656        15,733
                             2013        $10.656      $13.887        18,290
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.331        43,869
                             2006        $11.331      $12.875        56,937
                             2007        $12.875      $12.926        47,948
                             2008        $12.926      $ 8.001        32,717
                             2009        $ 8.001      $10.420        27,185
                             2010        $10.420      $12.740        23,558
                             2011        $12.740      $11.667        19,988
                             2012        $11.667      $13.519        18,564
                             2013        $13.519      $17.572        16,148
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.298        52,812
                             2006        $11.298      $12.407        79,751
                             2007        $12.407      $10.106        70,057
                             2008        $10.106      $ 6.539        51,695
                             2009        $ 6.539      $ 8.166        46,668
                             2010        $ 8.166      $10.393        40,834
                             2011        $10.393      $10.234        27,806
                             2012        $10.234      $11.294        24,711
                             2013        $11.294      $14.982        22,475

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.226        25,852
                             2006        $11.226      $12.397        43,952
                             2007        $12.397      $11.839        43,162
                             2008        $11.839      $ 7.349        38,912
                             2009        $ 7.349      $ 8.708        34,505
                             2010        $ 8.708      $ 9.611        30,050
                             2011        $ 9.611      $ 9.781        25,644
                             2012        $ 9.781      $10.950        21,077
                             2013        $10.950      $14.728        15,775
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.781      $12.304       193,511
                             2005        $12.304      $12.955       180,627
                             2006        $12.955      $13.004       154,909
                             2007        $13.004      $14.835       105,360
                             2008        $14.835      $ 7.383        91,914
                             2009        $ 7.383      $11.962        79,520
                             2010        $11.962      $13.989        62,793
                             2011        $13.989      $12.809        47,622
                             2012        $12.809      $14.206        43,659
                             2013        $14.206      $19.425        37,957
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $13.327      $14.928       355,385
                             2005        $14.928      $16.376       406,828
                             2006        $16.376      $19.322       389,607
                             2007        $19.322      $20.360       256,344
                             2008        $20.360      $11.665       204,124
                             2009        $11.665      $15.878       171,970
                             2010        $15.878      $18.975       143,579
                             2011        $18.975      $18.714       124,469
                             2012        $18.714      $21.429       105,265
                             2013        $21.429      $28.072        83,055
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $12.193      $12.681        31,399
                             2005        $12.681      $13.468        29,969
                             2006        $13.468      $13.972        22,409
                             2007        $13.972      $15.268        14,809
                             2008        $15.268      $ 8.567        13,998
                             2009        $ 8.567      $10.116        13,428
                             2010        $10.116      $11.399         9,420
                             2011        $11.399      $10.245         8,282
                             2012        $10.245      $11.732             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $12.449      $14.299      1,096,537
                             2005        $14.299      $14.561      1,226,804
                             2006        $14.560      $16.530      1,091,262
                             2007        $16.529      $15.788        837,644
                             2008        $15.788      $ 9.913        623,013
                             2009        $ 9.913      $12.451        532,205
                             2010        $12.451      $14.090        461,065
                             2011        $14.090      $13.491        380,276
                             2012        $13.491      $15.692        321,060
                             2013        $15.692      $20.821        257,976
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.738         71,484
                             2007        $10.738      $11.329         42,300
                             2008        $11.329      $ 7.721         22,600
                             2009        $ 7.721      $ 9.665         18,698
                             2010        $ 9.665      $10.328         17,552
                             2011        $10.328      $10.072         13,349
                             2012        $10.072      $11.192         12,280
                             2013        $11.192      $14.115         10,902
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2004        $12.185      $12.897        458,569
                             2005        $12.897      $13.291        450,933
                             2006        $13.291      $14.408        393,926
                             2007        $14.408      $14.641        301,052
                             2008        $14.641      $ 9.099        215,314
                             2009        $ 9.099      $11.030        187,716
                             2010        $11.030      $11.889        170,640
                             2011        $11.889      $11.622        145,389
                             2012        $11.622      $13.455        132,529
                             2013        $13.455      $17.209        115,495
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $11.551      $12.599        205,734
                             2005        $12.599      $13.234        244,369
                             2006        $13.234      $14.573        249,684
                             2007        $14.573      $14.731        205,573
                             2008        $14.731      $11.140        135,805
                             2009        $11.140      $13.347        127,716
                             2010        $13.347      $14.625        114,346
                             2011        $14.625      $14.120        119,101
                             2012        $14.120      $15.520        101,411
                             2013        $15.520      $18.958         87,952
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $11.596         35,488
                             2012        $11.596      $12.862         30,806
                             2013        $12.862      $15.380         28,063

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2004        $12.892      $14.457       162,492
                             2005        $14.457      $15.014       165,660
                             2006        $15.014      $17.859       108,014
                             2007        $17.859      $18.647        74,726
                             2008        $18.647      $10.745        58,340
                             2009        $10.745      $12.203        46,846
                             2010        $12.203      $13.354        41,410
                             2011        $13.354      $14.370             0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $12.347      $13.782       630,045
                             2005        $13.782      $14.792       680,044
                             2006        $14.792      $16.780       576,441
                             2007        $16.780      $16.825       423,444
                             2008        $16.825      $11.155       308,714
                             2009        $11.155      $13.541       270,755
                             2010        $13.541      $14.860       244,942
                             2011        $14.860      $14.206       198,974
                             2012        $14.206      $15.888       175,076
                             2013        $15.888      $20.788       147,253
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $17.804        42,714
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2004        $11.262      $12.069       273,137
                             2005        $12.069      $12.033       254,332
                             2006        $12.033      $12.830       195,795
                             2007        $12.830      $13.037       132,897
                             2008        $13.037      $ 9.794        78,759
                             2009        $ 9.794      $13.820        70,244
                             2010        $13.820      $14.863        60,481
                             2011        $14.863      $14.779        54,098
                             2012        $14.779      $17.129        45,799
                             2013        $17.129      $17.627             0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2004        $11.595      $12.556       286,648
                             2005        $12.556      $13.106       246,343
                             2006        $13.106      $14.610       190,453
                             2007        $14.610      $14.697       114,959
                             2008        $14.697      $10.574        36,377
                             2009        $10.574      $12.917        27,690
                             2010        $12.917      $14.168        25,632
                             2011        $14.168      $15.042             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 7.860         17,690
                             2012        $ 7.860      $ 8.860         14,238
                             2013        $ 8.860      $10.288         11,885
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.760         24,971
                             2005        $10.760      $11.290         42,211
                             2006        $11.290      $12.256         28,002
                             2007        $12.256      $13.099         25,004
                             2008        $13.099      $ 9.137         17,701
                             2009        $ 9.137      $11.605         17,271
                             2010        $11.605      $12.915         17,035
                             2011        $12.915      $11.811         16,517
                             2012        $11.811      $12.779         15,769
                             2013        $12.779      $16.057          4,648
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $12.785      $14.368         62,246
                             2005        $14.368      $15.616         51,588
                             2006        $15.616      $16.027         41,853
                             2007        $16.027      $18.433         30,347
                             2008        $18.433      $ 9.585         26,141
                             2009        $ 9.585      $14.660         27,036
                             2010        $14.660      $18.250         23,467
                             2011        $18.250      $16.180         24,045
                             2012        $16.180      $17.664         21,108
                             2013        $17.664      $23.602         15,298
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2004        $12.040      $12.988      1,077,618
                             2005        $12.988      $13.268      1,117,999
                             2006        $13.268      $14.953        755,774
                             2007        $14.953      $15.355        542,826
                             2008        $15.355      $ 9.421        424,571
                             2009        $ 9.421      $11.617        383,005
                             2010        $11.617      $13.020        336,174
                             2011        $13.020      $12.931        304,464
                             2012        $12.931      $14.609        255,809
                             2013        $14.609      $18.798        196,834

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2004        $12.843      $13.924       135,750
                             2005        $13.924      $14.359       134,196
                             2006        $14.359      $15.863       115,549
                             2007        $15.863      $15.725        89,265
                             2008        $15.725      $ 7.397        83,058
                             2009        $ 7.397      $10.689        67,911
                             2010        $10.689      $11.181        60,305
                             2011        $11.181      $10.565        54,114
                             2012        $10.565      $12.158        43,890
                             2013        $12.158      $15.848        37,884
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.695        12,462
                             2007        $10.695      $11.951        16,415
                             2008        $11.951      $ 6.017        21,446
                             2009        $ 6.017      $ 8.036        18,506
                             2010        $ 8.036      $ 8.638        18,360
                             2011        $ 8.638      $ 9.388             0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2004        $11.435      $13.453        75,392
                             2005        $13.453      $15.048        79,540
                             2006        $15.048      $17.668        63,188
                             2007        $17.668      $20.742        40,381
                             2008        $20.742      $13.501        27,248
                             2009        $13.501      $15.693        21,853
                             2010        $15.693      $16.385        17,479
                             2011        $16.385      $18.562        12,845
                             2012        $18.562      $21.502        11,422
                             2013        $21.502      $24.721         9,080
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2004        $12.159      $13.377        60,921
                             2005        $13.377      $16.058        64,320
                             2006        $16.058      $16.908        66,199
                             2007        $16.908      $19.741        43,043
                             2008        $19.741      $ 9.847        35,522
                             2009        $ 9.847      $16.283        28,917
                             2010        $16.283      $20.024        23,471
                             2011        $20.024      $18.099        21,292
                             2012        $18.099      $19.758        20,390
                             2013        $19.758      $20.924             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2004        $12.613      $13.877       156,850
                             2005        $13.877      $14.708       143,222
                             2006        $14.708      $18.685       122,372
                             2007        $18.685      $21.078        70,122
                             2008        $21.078      $11.783        48,437
                             2009        $11.783      $14.684        42,739
                             2010        $14.684      $15.362        33,381
                             2011        $15.362      $13.546        29,089
                             2012        $13.546      $15.654        25,059
                             2013        $15.654      $19.477        21,443
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2004        $12.526      $13.757        32,344
                             2005        $13.757      $14.323        31,446
                             2006        $14.323      $16.581        27,626
                             2007        $16.581      $18.922        22,449
                             2008        $18.922      $10.371        11,269
                             2009        $10.371      $ 9.888             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2004        $10.248      $10.532       594,307
                             2005        $10.532      $10.619       747,610
                             2006        $10.619      $10.942       759,383
                             2007        $10.942      $11.314       539,224
                             2008        $11.314      $10.058       381,679
                             2009        $10.058      $12.031       341,686
                             2010        $12.031      $12.828       305,259
                             2011        $12.828      $13.139       254,012
                             2012        $13.139      $14.627       202,819
                             2013        $14.627      $14.423       187,358
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2004        $ 9.957      $ 9.853       696,704
                             2005        $ 9.853      $ 9.783       724,367
                             2006        $ 9.783      $ 9.955       630,265
                             2007        $ 9.955      $10.008       441,319
                             2008        $10.008      $ 8.300       315,812
                             2009        $ 8.300      $ 8.569       276,457
                             2010        $ 8.569      $ 8.567       243,713
                             2011        $ 8.567      $ 8.586       208,390
                             2012        $ 8.586      $ 8.653       194,924
                             2013        $ 8.653      $ 8.472       168,287

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2004        $ 9.875      $ 9.719       408,491
                             2005        $ 9.719      $ 9.747       515,426
                             2006        $ 9.747      $ 9.950       471,801
                             2007        $ 9.950      $10.185       344,013
                             2008        $10.185      $10.180       435,889
                             2009        $10.180      $ 9.959       275,219
                             2010        $ 9.959      $ 9.742       248,763
                             2011        $ 9.742      $ 9.530       246,563
                             2012        $ 9.530      $ 9.321       256,923
                             2013        $ 9.321      $ 9.118       184,537
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2004        $11.812      $12.808       418,173
                             2005        $12.808      $14.771       364,651
                             2006        $14.771      $15.014       321,931
                             2007        $15.014      $17.509       210,705
                             2008        $17.509      $ 8.948       193,466
                             2009        $ 8.948      $14.953       143,445
                             2010        $14.953      $18.637       121,747
                             2011        $18.637      $16.960       103,575
                             2012        $16.960      $18.594        95,231
                             2013        $18.594      $27.348        99,247
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2004        $11.961      $12.882       340,508
                             2005        $12.882      $13.617       485,883
                             2006        $13.617      $15.284       477,887
                             2007        $15.284      $16.199       405,124
                             2008        $16.199      $12.010       365,529
                             2009        $12.010      $14.030       327,584
                             2010        $14.030      $14.615       309,324
                             2011        $14.615      $13.133       252,241
                             2012        $13.133      $13.702       224,300
                             2013        $13.702      $14.557             0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.458         1,900
                             2007        $ 9.458      $11.391         2,207
                             2008        $11.391      $ 6.255         3,428
                             2009        $ 6.255      $ 8.664        15,674
                             2010        $ 8.664      $10.530        15,488
                             2011        $10.530      $ 9.523        18,575
                             2012        $ 9.523      $ 9.791        17,229
                             2013        $ 9.791      $ 8.167        16,587

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.666             0
                             2007        $10.666      $11.029           158
                             2008        $11.029      $ 9.206           156
                             2009        $ 9.206      $11.747         6,709
                             2010        $11.747      $12.874         8,503
                             2011        $12.874      $13.376         8,532
                             2012        $13.376      $15.405         3,778
                             2013        $15.405      $14.006         4,302
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.084         9,624
                             2007        $10.084      $10.905        59,629
                             2008        $10.905      $ 9.905        20,223
                             2009        $ 9.905      $11.459        32,937
                             2010        $11.459      $12.105        54,777
                             2011        $12.105      $13.210        54,787
                             2012        $13.210      $14.037        39,502
                             2013        $14.037      $12.451        30,234
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.265        51,878
                             2007        $10.265      $10.908        88,914
                             2008        $10.908      $11.173        64,994
                             2009        $11.173      $12.453       108,203
                             2010        $12.453      $13.157       116,974
                             2011        $13.157      $13.321       108,790
                             2012        $13.321      $14.265        80,018
                             2013        $14.265      $13.665        68,836
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.847        35,687
                             2010        $ 7.847      $ 8.643        29,714
                             2011        $ 8.643      $ 8.617        34,408
                             2012        $ 8.617      $10.054        28,423
                             2013        $10.054      $13.022        23,217

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $11.273      $11.931        84,357
                             2005        $11.931      $12.137        88,473
                             2006        $12.137      $13.287        43,643
                             2007        $13.287      $13.119        30,728
                             2008        $13.119      $ 7.606         8,110
                             2009        $ 7.606      $ 9.346         7,592
                             2010        $ 9.346      $10.131         5,567
                             2011        $10.131      $10.184         4,512
                             2012        $10.184      $11.209         4,480
                             2013        $11.209      $12.947         3,637
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $12.243      $13.306        59,039
                             2005        $13.306      $13.695        41,400
                             2006        $13.695      $15.528        35,746
                             2007        $15.528      $14.269        26,324
                             2008        $14.269      $ 8.555        17,931
                             2009        $ 8.555      $10.863        16,122
                             2010        $10.863      $12.152        14,260
                             2011        $12.152      $11.335        12,468
                             2012        $11.335      $13.208        10,960
                             2013        $13.208      $17.528        24,098
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $12.611      $14.333       206,538
                             2005        $14.333      $15.730       216,306
                             2006        $15.730      $19.651       196,507
                             2007        $19.651      $20.827       148,946
                             2008        $20.827      $11.417       119,418
                             2009        $11.417      $13.918       108,889
                             2010        $13.918      $14.978       100,114
                             2011        $14.978      $12.169        93,347
                             2012        $12.169      $14.511        79,992
                             2013        $14.511      $18.177        58,179
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.109      $13.342        13,320
                             2005        $13.342      $14.199        12,693
                             2006        $14.199      $15.825         9,295
                             2007        $15.825      $14.676         4,661
                             2008        $14.676      $ 8.678         3,060
                             2009        $ 8.678      $11.104         2,294
                             2010        $11.104      $12.373         1,935
                             2011        $12.373      $12.107         1,913
                             2012        $12.107      $13.834           664
                             2013        $13.834      $18.285           653

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.881        22,360
                             2006        $10.881      $12.348        41,591
                             2007        $12.348      $11.485        39,361
                             2008        $11.485      $ 6.206        42,879
                             2009        $ 6.206      $ 5.838             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $11.680      $11.999       140,747
                             2005        $11.999      $12.405       143,701
                             2006        $12.405      $12.794       138,122
                             2007        $12.794      $13.203       108,797
                             2008        $13.203      $ 8.131        90,319
                             2009        $ 8.131      $13.035        89,941
                             2010        $13.035      $15.402        59,189
                             2011        $15.402      $12.376        65,292
                             2012        $12.376      $13.827        59,286
                             2013        $13.827      $19.437        47,835
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $11.250      $12.113        93,841
                             2005        $12.113      $13.286        95,129
                             2006        $13.286      $14.400        77,686
                             2007        $14.400      $14.984        53,383
                             2008        $14.984      $12.460        36,335
                             2009        $12.460      $15.857        32,153
                             2010        $15.857      $17.021        26,798
                             2011        $17.021      $17.795        18,813
                             2012        $17.795      $20.516        16,523
                             2013        $20.516      $18.310        14,470
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2004        $14.821      $17.831        65,654
                             2005        $17.831      $23.331        70,168
                             2006        $23.331      $31.304        65,118
                             2007        $31.304      $43.002        40,744
                             2008        $43.002      $18.193        26,507
                             2009        $18.193      $30.272        25,846
                             2010        $30.272      $35.220        24,049
                             2011        $35.220      $28.167        18,434
                             2012        $28.167      $33.015        14,454
                             2013        $33.015      $31.936        12,020

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $12.176      $13.430       338,404
                             2005        $13.430      $14.710       427,400
                             2006        $14.710      $17.484       413,409
                             2007        $17.484      $18.771       298,219
                             2008        $18.771      $13.046       205,327
                             2009        $13.046      $16.533       183,166
                             2010        $16.533      $18.443       152,270
                             2011        $18.443      $19.672       116,845
                             2012        $19.672      $22.240        97,506
                             2013        $22.240      $26.031        76,625
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $15.803       150,973
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $11.643      $12.234       121,185
                             2005        $12.234      $13.820       120,983
                             2006        $13.820      $14.033        85,592
                             2007        $14.033      $16.697        48,104
                             2008        $16.697      $ 8.272        35,334
                             2009        $ 8.272      $13.362        27,584
                             2010        $13.362      $16.025        25,332
                             2011        $16.025      $15.198        18,783
                             2012        $15.198      $16.953        15,869
                             2013        $16.953      $24.496        11,003
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2004        $13.036      $15.489       212,738
                             2005        $15.489      $17.772       207,828
                             2006        $17.772      $18.972       192,692
                             2007        $18.972      $22.750        97,054
                             2008        $22.750      $11.833        79,767
                             2009        $11.833      $18.214        65,144
                             2010        $18.214      $23.565        59,564
                             2011        $23.565      $21.396        49,693
                             2012        $21.396      $22.703        43,932
                             2013        $22.703      $30.529        38,197

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.538      $15.751       163,900
                             2005        $15.751      $17.392       142,099
                             2006        $17.392      $19.025       124,747
                             2007        $19.025      $19.158        87,167
                             2008        $19.158      $11.161        72,438
                             2009        $11.161      $16.008        65,891
                             2010        $16.008      $19.816        55,682
                             2011        $19.816      $17.694        47,970
                             2012        $17.694      $19.851        40,176
                             2013        $19.851      $33.266        33,635
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $12.707      $16.912       225,344
                             2005        $16.912      $19.314       234,012
                             2006        $19.314      $26.009       195,147
                             2007        $26.009      $21.043       136,277
                             2008        $21.043      $12.748        93,838
                             2009        $12.748      $16.022        88,942
                             2010        $16.022      $20.299        77,263
                             2011        $20.299      $20.979        54,871
                             2012        $20.979      $23.724        45,438
                             2013        $23.724      $23.611        39,194


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

     WITH THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION AND
            THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 2.05


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $12.234      $13.302        10,509
                             2005        $13.302      $13.602        12,085
                             2006        $13.602      $15.557         7,522
                             2007        $15.557      $15.946         6,038
                             2008        $15.946      $ 9.245         2,605
                             2009        $ 9.245      $10.876         2,274
                             2010        $10.876      $11.994         2,003
                             2011        $11.994      $12.438         1,781
                             2012        $12.438      $14.255           673
                             2013        $14.255      $18.757           636
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $12.399      $13.883        10,818
                             2005        $13.883      $15.152        11,428
                             2006        $15.152      $14.629         6,525
                             2007        $14.629      $16.111         5,189
                             2008        $16.111      $ 9.040         2,170
                             2009        $ 9.040      $11.743         2,048
                             2010        $11.743      $13.179         1,949
                             2011        $13.179      $13.009         8,128
                             2012        $13.009      $14.444         7,884
                             2013        $14.444      $18.882         6,840
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.825        11,641
                             2006        $11.825      $15.621        10,084
                             2007        $15.621      $16.122        10,462
                             2008        $16.122      $ 7.363        29,728
                             2009        $ 7.363      $ 9.671        25,423
                             2010        $ 9.671      $ 9.861        27,239
                             2011        $ 9.861      $ 7.766         6,128
                             2012        $ 7.766      $ 8.669         6,049
                             2013        $ 8.669      $10.402         5,731

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $11.437      $12.114        13,913
                             2005        $12.114      $13.601        14,430
                             2006        $13.601      $13.212        11,757
                             2007        $13.212      $14.673         8,853
                             2008        $14.673      $ 8.632         2,465
                             2009        $ 8.632      $11.570             0
                             2010        $11.570      $12.423             0
                             2011        $12.423      $11.748             0
                             2012        $11.748      $13.335             0
                             2013        $13.335      $17.860             0
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2004        $13.554      $15.778        14,353
                             2005        $15.778      $16.448        20,816
                             2006        $16.448      $18.365        17,820
                             2007        $18.365      $18.225        14,932
                             2008        $18.225      $11.447        11,911
                             2009        $11.447      $15.965         4,732
                             2010        $15.965      $19.757         4,337
                             2011        $19.757      $17.650         3,312
                             2012        $17.650      $20.441         2,982
                             2013        $20.441      $27.504         2,170
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.907        12,280
                             2006        $10.907      $13.169        11,694
                             2007        $13.169      $15.710        11,642
                             2008        $15.710      $ 9.713         5,754
                             2009        $ 9.713      $10.449             0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.687         1,019
                             2006        $10.687      $12.646         1,638
                             2007        $12.646      $11.846         2,368
                             2008        $11.846      $ 6.831         2,667
                             2009        $ 6.831      $ 8.083         2,634
                             2010        $ 8.083      $ 8.804         2,603
                             2011        $ 8.804      $ 8.282         2,661
                             2012        $ 8.282      $ 9.354         2,602
                             2013        $ 9.354      $12.482         2,337

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.840        10,277
                             2006        $11.840      $12.899        17,785
                             2007        $12.899      $14.790        16,723
                             2008        $14.790      $ 8.286        14,440
                             2009        $ 8.286      $10.973        14,417
                             2010        $10.973      $12.543        11,825
                             2011        $12.543      $11.922         8,909
                             2012        $11.922      $13.535         8,585
                             2013        $13.535      $17.328         8,096
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.042         4,301
                             2006        $11.042      $12.184         8,324
                             2007        $12.184      $13.321         7,088
                             2008        $13.321      $ 7.566        11,164
                             2009        $ 7.566      $ 9.395         8,624
                             2010        $ 9.395      $10.521         8,096
                             2011        $10.521      $10.425         1,413
                             2012        $10.425      $12.051         1,039
                             2013        $12.051      $15.699         1,006
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.430        10,513
                             2006        $10.430      $11.322        10,306
                             2007        $11.322      $11.348        10,120
                             2008        $11.348      $ 8.305         8,137
                             2009        $ 8.305      $11.648         6,803
                             2010        $11.648      $12.944         6,527
                             2011        $12.944      $13.125         6,031
                             2012        $13.125      $14.623         5,932
                             2013        $14.623      $15.110         6,248
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.058         7,502
                             2006        $12.058      $13.251        11,283
                             2007        $13.251      $14.939        10,302
                             2008        $14.939      $ 8.820         6,922
                             2009        $ 8.820      $12.050         4,647
                             2010        $12.050      $15.146         4,136
                             2011        $15.146      $13.200        11,827
                             2012        $13.200      $14.783        11,629
                             2013        $14.783      $19.636         7,514
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.168            31
                             2007        $10.168      $10.432            31
                             2008        $10.432      $10.481         7,690
                             2009        $10.481      $10.295         4,106
                             2010        $10.295      $10.071         3,436
                             2011        $10.071      $ 9.847        15,321
                             2012        $ 9.847      $ 9.627        13,943
                             2013        $ 9.627      $ 9.412        14,417

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.106             0
                             2006        $11.106      $11.423            64
                             2007        $11.423      $12.764            59
                             2008        $12.764      $ 8.072         6,727
                             2009        $ 8.072      $10.492         6,593
                             2010        $10.492      $11.919         6,418
                             2011        $11.919      $11.093            30
                             2012        $11.093      $11.848            26
                             2013        $11.848      $15.924             0
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.648         4,457
                             2005        $10.648      $10.755         4,976
                             2006        $10.755      $11.500         4,622
                             2007        $11.500      $11.546           882
                             2008        $11.546      $ 8.648           312
                             2009        $ 8.648      $12.065           446
                             2010        $12.065      $13.359           219
                             2011        $13.359      $13.656            88
                             2012        $13.656      $15.426             0
                             2013        $15.426      $16.261             0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.191           275
                             2005        $11.191      $11.116         9,823
                             2006        $11.116      $12.850        80,733
                             2007        $12.850      $13.033        67,912
                             2008        $13.033      $ 8.962        31,391
                             2009        $ 8.962      $11.880        29,821
                             2010        $11.880      $13.086        26,877
                             2011        $13.086      $13.099        21,132
                             2012        $13.099      $14.425        16,003
                             2013        $14.425      $16.068        11,683
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.331         1,399
                             2006        $11.331      $13.632         1,392
                             2007        $13.632      $14.904         1,386
                             2008        $14.904      $10.424             0
                             2009        $10.424      $12.567             0
                             2010        $12.567      $13.755             0
                             2011        $13.755      $13.049             0
                             2012        $13.049      $14.460             0
                             2013        $14.460      $18.040             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.903           283
                             2005        $10.903      $11.785         6,896
                             2006        $11.785      $13.639         7,198
                             2007        $13.639      $13.796         6,946
                             2008        $13.796      $ 8.482         8,189
                             2009        $ 8.482      $10.452         6,664
                             2010        $10.452      $11.362         6,534
                             2011        $11.362      $10.992         4,085
                             2012        $10.992      $12.276         3,889
                             2013        $12.276      $15.393         3,383
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.468        13,436
                             2005        $11.468      $12.352        45,135
                             2006        $12.352      $14.666        45,428
                             2007        $14.666      $16.552        41,219
                             2008        $16.552      $ 9.647        30,388
                             2009        $ 9.647      $12.925        18,813
                             2010        $12.925      $13.698        17,907
                             2011        $13.698      $11.967        16,445
                             2012        $11.967      $13.831        13,782
                             2013        $13.831      $16.628        15,092
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.478         7,540
                             2006        $10.478      $12.562         7,686
                             2007        $12.562      $12.311         6,986
                             2008        $12.311      $ 7.977         7,811
                             2009        $ 7.977      $ 9.227         7,365
                             2010        $ 9.227      $10.030         7,319
                             2011        $10.030      $ 9.115         3,892
                             2012        $ 9.115      $10.615         3,663
                             2013        $10.615      $13.825         3,087
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.327        11,794
                             2006        $11.327      $12.865        11,607
                             2007        $12.865      $12.909        11,448
                             2008        $12.909      $ 7.986         7,153
                             2009        $ 7.986      $10.395         5,081
                             2010        $10.395      $12.703         3,416
                             2011        $12.703      $11.628         3,001
                             2012        $11.628      $13.466         2,625
                             2013        $13.466      $17.494         2,600

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.294        12,293
                             2006        $11.294      $12.396        15,206
                             2007        $12.396      $10.092        13,251
                             2008        $10.092      $ 6.527         9,801
                             2009        $ 6.527      $ 8.146        10,726
                             2010        $ 8.146      $10.363         9,863
                             2011        $10.363      $10.200         6,045
                             2012        $10.200      $11.250         6,016
                             2013        $11.250      $14.916         5,694
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.222         7,181
                             2006        $11.222      $12.386         7,376
                             2007        $12.386      $11.823         7,422
                             2008        $11.823      $ 7.335        13,811
                             2009        $ 7.335      $ 8.687        12,873
                             2010        $ 8.687      $ 9.583        12,748
                             2011        $ 9.583      $ 9.748         2,569
                             2012        $ 9.748      $10.907         2,519
                             2013        $10.907      $14.663         2,051
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.777      $12.294         9,015
                             2005        $12.294      $12.937        10,919
                             2006        $12.937      $12.980        10,090
                             2007        $12.980      $14.800         9,773
                             2008        $14.800      $ 7.362         7,407
                             2009        $ 7.362      $11.921         6,874
                             2010        $11.921      $13.934         4,648
                             2011        $13.934      $12.752         3,475
                             2012        $12.752      $14.136         2,759
                             2013        $14.136      $19.319         2,045
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $13.322      $14.916         9,513
                             2005        $14.916      $16.354        18,922
                             2006        $16.354      $19.286        16,702
                             2007        $19.286      $20.312        13,754
                             2008        $20.312      $11.631        17,501
                             2009        $11.631      $15.824        14,213
                             2010        $15.824      $18.901        12,827
                             2011        $18.901      $18.631         2,491
                             2012        $18.631      $21.323         2,407
                             2013        $21.323      $27.919         1,632

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $12.189      $12.670         4,768
                             2005        $12.670      $13.450         4,768
                             2006        $13.450      $13.946         4,768
                             2007        $13.946      $15.231         4,351
                             2008        $15.231      $ 8.543         4,351
                             2009        $ 8.543      $10.082         4,351
                             2010        $10.082      $11.355         4,351
                             2011        $11.355      $10.200             0
                             2012        $10.200      $11.678             0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $12.445      $14.286        69,418
                             2005        $14.286      $14.541       105,491
                             2006        $14.541      $16.498       105,033
                             2007        $16.498      $15.751        90,558
                             2008        $15.751      $ 9.885        66,246
                             2009        $ 9.885      $12.408        46,632
                             2010        $12.408      $14.035        41,038
                             2011        $14.035      $13.432        22,158
                             2012        $13.432      $15.615        18,882
                             2013        $15.615      $20.708        17,298
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.734         1,536
                             2007        $10.734      $11.319         1,534
                             2008        $11.319      $ 7.710         1,091
                             2009        $ 7.710      $ 9.647           331
                             2010        $ 9.647      $10.303           329
                             2011        $10.303      $10.043           328
                             2012        $10.043      $11.154             0
                             2013        $11.154      $14.060             0
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2004        $12.181      $12.886        13,592
                             2005        $12.886      $13.273        15,708
                             2006        $13.273      $14.381        10,232
                             2007        $14.381      $14.606        10,339
                             2008        $14.606      $ 9.073           545
                             2009        $ 9.073      $10.992           541
                             2010        $10.992      $11.843           539
                             2011        $11.843      $11.571           536
                             2012        $11.571      $13.389            75
                             2013        $13.389      $17.116            75

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $11.547      $12.589         3,036
                             2005        $12.589      $13.216         5,120
                             2006        $13.216      $14.545        43,423
                             2007        $14.545      $14.696        30,306
                             2008        $14.696      $11.108         8,544
                             2009        $11.108      $13.301         7,693
                             2010        $13.301      $14.568         6,130
                             2011        $14.568      $14.057         4,214
                             2012        $14.057      $15.444         1,610
                             2013        $15.444      $18.855         1,322
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $11.545           391
                             2012        $11.545      $12.799           310
                             2013        $12.799      $15.297           295
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2004        $12.887      $14.445        10,339
                             2005        $14.445      $14.994        10,113
                             2006        $14.994      $17.826         9,204
                             2007        $17.826      $18.603         8,357
                             2008        $18.603      $10.714         4,413
                             2009        $10.714      $12.161         3,522
                             2010        $12.161      $13.302         3,034
                             2011        $13.302      $14.311             0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $12.343      $13.771        21,461
                             2005        $13.771      $14.772        23,079
                             2006        $14.772      $16.749        16,168
                             2007        $16.749      $16.784        15,623
                             2008        $16.784      $11.123         7,971
                             2009        $11.123      $13.495         7,055
                             2010        $13.495      $14.802         6,089
                             2011        $14.802      $14.144         4,888
                             2012        $14.144      $15.810         4,854
                             2013        $15.810      $20.675         3,886
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $17.707           315

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2004        $11.258      $12.059         7,621
                             2005        $12.059      $12.016         8,858
                             2006        $12.016      $12.806         8,284
                             2007        $12.806      $13.006         3,738
                             2008        $13.006      $ 9.765         2,259
                             2009        $ 9.765      $13.773         2,142
                             2010        $13.773      $14.805         2,079
                             2011        $14.805      $14.714           319
                             2012        $14.714      $17.045           300
                             2013        $17.045      $17.537             0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2004        $11.591      $12.546        15,334
                             2005        $12.546      $13.088        19,845
                             2006        $13.088      $14.582        17,358
                             2007        $14.582      $14.662        11,805
                             2008        $14.662      $10.543         1,366
                             2009        $10.543      $12.873         1,359
                             2010        $12.873      $14.113         1,079
                             2011        $14.113      $14.980             0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 7.837            61
                             2012        $ 7.837      $ 8.830            49
                             2013        $ 8.830      $10.248             0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.756         1,832
                             2005        $10.756      $11.280         3,654
                             2006        $11.280      $12.239         3,182
                             2007        $12.239      $13.074         1,559
                             2008        $13.074      $ 9.116         1,550
                             2009        $ 9.116      $11.572         1,538
                             2010        $11.572      $12.871         1,037
                             2011        $12.871      $11.765           847
                             2012        $11.765      $12.722           248
                             2013        $12.722      $15.978           246

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $12.781      $14.356        10,733
                             2005        $14.356      $15.595        11,628
                             2006        $15.595      $15.997         9,940
                             2007        $15.997      $18.389         8,119
                             2008        $18.389      $ 9.557         2,872
                             2009        $ 9.557      $14.610           659
                             2010        $14.610      $18.178           654
                             2011        $18.178      $16.108           649
                             2012        $16.108      $17.577           644
                             2013        $17.577      $23.474             0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2004        $12.036      $12.977        23,014
                             2005        $12.977      $13.250        33,979
                             2006        $13.250      $14.925        32,961
                             2007        $14.925      $15.319        28,047
                             2008        $15.319      $ 9.394        27,000
                             2009        $ 9.394      $11.577        22,812
                             2010        $11.577      $12.969        22,142
                             2011        $12.969      $12.873         3,854
                             2012        $12.873      $14.537         4,311
                             2013        $14.537      $18.696         4,005
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2004        $12.839      $13.912        19,238
                             2005        $13.912      $14.339        23,287
                             2006        $14.339      $15.833        20,804
                             2007        $15.833      $15.688        17,932
                             2008        $15.688      $ 7.376        10,269
                             2009        $ 7.376      $10.653         5,400
                             2010        $10.653      $11.137         3,151
                             2011        $11.137      $10.519           620
                             2012        $10.519      $12.098           415
                             2013        $12.098      $15.762           365
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.691            97
                             2007        $10.691      $11.941            91
                             2008        $11.941      $ 6.009        11,918
                             2009        $ 6.009      $ 8.021        11,594
                             2010        $ 8.021      $ 8.617        11,872
                             2011        $ 8.617      $ 9.364             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2004        $11.431      $13.442        11,372
                             2005        $13.442      $15.028        12,371
                             2006        $15.028      $17.635        11,863
                             2007        $17.635      $20.692         9,179
                             2008        $20.692      $13.462         6,192
                             2009        $13.462      $15.639         1,479
                             2010        $15.639      $16.321         1,065
                             2011        $16.321      $18.480           116
                             2012        $18.480      $21.396           115
                             2013        $21.396      $24.586           115
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2004        $12.155      $13.365         5,709
                             2005        $13.365      $16.036         3,667
                             2006        $16.036      $16.876         3,646
                             2007        $16.876      $19.694         3,626
                             2008        $19.694      $ 9.818         3,597
                             2009        $ 9.818      $16.227         3,569
                             2010        $16.227      $19.946         1,886
                             2011        $19.946      $18.019           260
                             2012        $18.019      $19.660           257
                             2013        $19.660      $20.817             0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2004        $12.609      $13.865         1,815
                             2005        $13.865      $14.688         1,571
                             2006        $14.688      $18.650             0
                             2007        $18.650      $21.028             0
                             2008        $21.028      $11.749             0
                             2009        $11.749      $14.634             0
                             2010        $14.634      $15.302             0
                             2011        $15.302      $13.486             0
                             2012        $13.486      $15.577             0
                             2013        $15.577      $19.371             0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2004        $12.522      $13.745           692
                             2005        $13.745      $14.304           691
                             2006        $14.304      $16.550           690
                             2007        $16.550      $18.877           689
                             2008        $18.877      $10.341           541
                             2009        $10.341      $ 9.858             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2004        $10.244      $10.523        26,882
                             2005        $10.523      $10.604        94,990
                             2006        $10.604      $10.921        95,172
                             2007        $10.921      $11.287        91,019
                             2008        $11.287      $10.029        59,160
                             2009        $10.029      $11.990        56,573
                             2010        $11.990      $12.778        56,049
                             2011        $12.778      $13.081        40,673
                             2012        $13.081      $14.555        38,684
                             2013        $14.555      $14.344        37,815
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2004        $ 9.954      $ 9.845         6,840
                             2005        $ 9.845      $ 9.770         8,582
                             2006        $ 9.770      $ 9.936         2,459
                             2007        $ 9.936      $ 9.985         1,924
                             2008        $ 9.985      $ 8.275         1,156
                             2009        $ 8.275      $ 8.540         1,150
                             2010        $ 8.540      $ 8.534         1,144
                             2011        $ 8.534      $ 8.548         1,138
                             2012        $ 8.548      $ 8.611             0
                             2013        $ 8.611      $ 8.426             0
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2004        $ 9.872      $ 9.710        13,407
                             2005        $ 9.710      $ 9.734        41,547
                             2006        $ 9.734      $ 9.931        44,799
                             2007        $ 9.931      $10.160        40,630
                             2008        $10.160      $10.151        33,128
                             2009        $10.151      $ 9.925        29,829
                             2010        $ 9.925      $ 9.703        32,170
                             2011        $ 9.703      $ 9.488        17,880
                             2012        $ 9.488      $ 9.275        18,925
                             2013        $ 9.275      $ 9.069        20,808
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2004        $11.808      $12.797         9,023
                             2005        $12.797      $14.751        12,036
                             2006        $14.751      $14.986        10,997
                             2007        $14.986      $17.467        10,684
                             2008        $17.467      $ 8.922         5,432
                             2009        $ 8.922      $14.902         3,561
                             2010        $14.902      $18.564         3,236
                             2011        $18.564      $16.885         2,837
                             2012        $16.885      $18.502         2,879
                             2013        $18.502      $27.199         2,585

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2004        $11.957      $12.871        13,340
                             2005        $12.871      $13.598        15,521
                             2006        $13.598      $15.255        13,744
                             2007        $15.255      $16.161        13,586
                             2008        $16.161      $11.975        11,735
                             2009        $11.975      $13.982         6,828
                             2010        $13.982      $14.558         6,604
                             2011        $14.558      $13.075         5,665
                             2012        $13.075      $13.635         3,611
                             2013        $13.635      $14.483             0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.455             0
                             2007        $ 9.455      $11.381           489
                             2008        $11.381      $ 6.247             0
                             2009        $ 6.247      $ 8.648             0
                             2010        $ 8.648      $10.505             0
                             2011        $10.505      $ 9.495             0
                             2012        $ 9.495      $ 9.758             0
                             2013        $ 9.758      $ 8.135             0
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.663         1,285
                             2007        $10.663      $11.020           815
                             2008        $11.020      $ 9.193             0
                             2009        $ 9.193      $11.724            64
                             2010        $11.724      $12.844           100
                             2011        $12.844      $13.337         2,446
                             2012        $13.337      $15.353         2,334
                             2013        $15.353      $13.952         5,595
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.080             0
                             2007        $10.080      $10.895        40,646
                             2008        $10.895      $ 9.891        18,427
                             2009        $ 9.891      $11.437        14,262
                             2010        $11.437      $12.076         9,224
                             2011        $12.076      $13.172        11,906
                             2012        $13.172      $13.989         9,524
                             2013        $13.989      $12.403        11,155
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.262           122
                             2007        $10.262      $10.899        44,356
                             2008        $10.899      $11.157        22,527
                             2009        $11.157      $12.430        22,492
                             2010        $12.430      $13.125        16,841
                             2011        $13.125      $13.282         6,414
                             2012        $13.282      $14.216         4,247
                             2013        $14.216      $13.612             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.828        17,252
                             2010        $ 7.828      $ 8.618        16,063
                             2011        $ 8.618      $ 8.587         5,114
                             2012        $ 8.587      $10.015         3,746
                             2013        $10.015      $12.965         2,885
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $11.269      $11.921        67,864
                             2005        $11.921      $12.120       100,251
                             2006        $12.120      $13.262        16,900
                             2007        $13.262      $13.087        15,983
                             2008        $13.087      $ 7.584         9,725
                             2009        $ 7.584      $ 9.314         7,193
                             2010        $ 9.314      $10.091         6,923
                             2011        $10.091      $10.139         1,202
                             2012        $10.139      $11.154             0
                             2013        $11.154      $12.877             0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $12.239      $13.294         6,433
                             2005        $13.294      $13.677         5,885
                             2006        $13.677      $15.499         5,175
                             2007        $15.499      $14.235         4,315
                             2008        $14.235      $ 8.531           307
                             2009        $ 8.531      $10.826           282
                             2010        $10.826      $12.105           258
                             2011        $12.105      $11.285           234
                             2012        $11.285      $13.143           214
                             2013        $13.143      $17.433           197
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $12.607      $14.320         1,896
                             2005        $14.320      $15.708         4,103
                             2006        $15.708      $19.615         8,712
                             2007        $19.615      $20.777         6,313
                             2008        $20.777      $11.384         4,793
                             2009        $11.384      $13.870         4,649
                             2010        $13.870      $14.919         3,546
                             2011        $14.919      $12.116        15,377
                             2012        $12.116      $14.439        13,585
                             2013        $14.439      $18.078         9,082

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.105      $13.330         1,907
                             2005        $13.330      $14.180         2,807
                             2006        $14.180      $15.795         2,738
                             2007        $15.795      $14.642         3,036
                             2008        $14.642      $ 8.653             0
                             2009        $ 8.653      $11.066             0
                             2010        $11.066      $12.324             0
                             2011        $12.324      $12.054             0
                             2012        $12.054      $13.766             0
                             2013        $13.766      $18.185             0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.877         8,576
                             2006        $10.877      $12.337        33,569
                             2007        $12.337      $11.470        21,892
                             2008        $11.470      $ 6.194        20,008
                             2009        $ 6.194      $ 5.827             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $11.676      $11.989        18,357
                             2005        $11.989      $12.388        17,971
                             2006        $12.388      $12.770        17,874
                             2007        $12.770      $13.172        10,878
                             2008        $13.172      $ 8.108        10,866
                             2009        $ 8.108      $12.991        10,304
                             2010        $12.991      $15.341         9,935
                             2011        $15.341      $12.321           852
                             2012        $12.321      $13.758           848
                             2013        $13.758      $19.332           845
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $11.246      $12.102         3,146
                             2005        $12.102      $13.268         3,329
                             2006        $13.268      $14.373         3,338
                             2007        $14.373      $14.948         2,272
                             2008        $14.948      $12.424           263
                             2009        $12.424      $15.803           180
                             2010        $15.803      $16.954           105
                             2011        $16.954      $17.717            78
                             2012        $17.717      $20.415            95
                             2013        $20.415      $18.210            95

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2004        $14.816      $17.816           402
                             2005        $17.816      $23.299         1,634
                             2006        $23.299      $31.245         1,811
                             2007        $31.245      $42.899         1,360
                             2008        $42.899      $18.140         1,312
                             2009        $18.140      $30.169         1,155
                             2010        $30.169      $35.082           915
                             2011        $35.082      $28.043           780
                             2012        $28.043      $32.852           552
                             2013        $32.852      $31.762           458
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $12.172      $13.418        16,307
                             2005        $13.418      $14.690        27,562
                             2006        $14.690      $17.451        28,615
                             2007        $17.451      $18.726        26,840
                             2008        $18.726      $13.009        11,873
                             2009        $13.009      $16.477        11,054
                             2010        $16.477      $18.371         8,653
                             2011        $18.371      $19.585        10,951
                             2012        $19.585      $22.131         8,066
                             2013        $22.131      $25.889         8,405
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $15.717         3,446
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $11.639      $12.224             0
                             2005        $12.224      $13.801             0
                             2006        $13.801      $14.007             0
                             2007        $14.007      $16.658             0
                             2008        $16.658      $ 8.248             0
                             2009        $ 8.248      $13.316             0
                             2010        $13.316      $15.962             0
                             2011        $15.962      $15.131             0
                             2012        $15.131      $16.869             0
                             2013        $16.869      $24.362             0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2004        $13.031      $15.476        18,951
                             2005        $15.476      $17.747        23,089
                             2006        $17.747      $18.936        22,028
                             2007        $18.936      $22.695        21,424
                             2008        $22.695      $11.799        20,136
                             2009        $11.799      $18.152        11,177
                             2010        $18.152      $23.473        10,105
                             2011        $23.473      $21.301         2,971
                             2012        $21.301      $22.591         2,692
                             2013        $22.591      $30.363         2,662

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.533      $15.737        6,339
                             2005        $15.737      $17.368        6,532
                             2006        $17.368      $18.990        5,320
                             2007        $18.990      $19.112        4,148
                             2008        $19.112      $11.128        4,648
                             2009        $11.128      $15.954        4,301
                             2010        $15.954      $19.739        4,171
                             2011        $19.739      $17.616          531
                             2012        $17.616      $19.753          534
                             2013        $19.753      $33.085          419
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $12.703      $16.898        2,932
                             2005        $16.898      $19.288        5,670
                             2006        $19.288      $25.961        5,279
                             2007        $25.961      $20.993        4,859
                             2008        $20.993      $12.712        2,741
                             2009        $12.712      $15.967        3,104
                             2010        $15.967      $20.219        2,314
                             2011        $20.219      $20.887        1,923
                             2012        $20.887      $23.607        1,694
                             2013        $23.607      $23.483        1,403


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH THE MAV DEATH BENEFIT OPTION AND THE EARNINGS PROTECTION DEATH BENEFIT
                              OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.1


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $12.229      $13.290        3,178
                             2005        $13.290      $13.584        4,251
                             2006        $13.584      $15.528          750
                             2007        $15.528      $15.908          710
                             2008        $15.908      $ 9.218          931
                             2009        $ 9.218      $10.839            0
                             2010        $10.839      $11.947            0
                             2011        $11.947      $12.383            0
                             2012        $12.383      $14.185            0
                             2013        $14.185      $18.655            0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $12.395      $13.871        2,759
                             2005        $13.871      $15.131        6,332
                             2006        $15.131      $14.602        3,705
                             2007        $14.602      $16.072        3,508
                             2008        $16.072      $ 9.014        3,507
                             2009        $ 9.014      $11.703        3,506
                             2010        $11.703      $13.127        3,505
                             2011        $13.127      $12.951        3,505
                             2012        $12.951      $14.372        3,370
                             2013        $14.372      $18.780          797
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.821        4,305
                             2006        $11.821      $15.608        5,344
                             2007        $15.608      $16.100        5,694
                             2008        $16.100      $ 7.349        7,844
                             2009        $ 7.349      $ 9.647        5,778
                             2010        $ 9.647      $ 9.832        6,128
                             2011        $ 9.832      $ 7.740        5,365
                             2012        $ 7.740      $ 8.635        5,074
                             2013        $ 8.635      $10.356        4,849

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $11.433      $12.104          815
                             2005        $12.104      $13.583          815
                             2006        $13.583      $13.188          815
                             2007        $13.188      $14.638          815
                             2008        $14.638      $ 8.607          815
                             2009        $ 8.607      $11.530          815
                             2010        $11.530      $12.374          815
                             2011        $12.374      $11.696          815
                             2012        $11.696      $13.270            0
                             2013        $13.270      $17.763            0
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2004        $13.549      $15.764        3,012
                             2005        $15.764      $16.426        6,456
                             2006        $16.426      $18.330        6,452
                             2007        $18.330      $18.182        5,287
                             2008        $18.182      $11.414        5,116
                             2009        $11.414      $15.910        4,905
                             2010        $15.910      $19.680        1,568
                             2011        $19.680      $17.572        1,379
                             2012        $17.572      $20.340          399
                             2013        $20.340      $27.354          314
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.904        1,321
                             2006        $10.904      $13.158        1,390
                             2007        $13.158      $15.689        1,389
                             2008        $15.689      $ 9.695        1,388
                             2009        $ 9.695      $10.426            0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.684            0
                             2006        $10.684      $12.635          383
                             2007        $12.635      $11.830          381
                             2008        $11.830      $ 6.818          319
                             2009        $ 6.818      $ 8.063          314
                             2010        $ 8.063      $ 8.778          311
                             2011        $ 8.778      $ 8.254          308
                             2012        $ 8.254      $ 9.318          305
                             2013        $ 9.318      $12.427          197

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.836        2,512
                             2006        $11.836      $12.888        8,231
                             2007        $12.888      $14.770        6,060
                             2008        $14.770      $ 8.270        5,909
                             2009        $ 8.270      $10.947        5,421
                             2010        $10.947      $12.507        5,330
                             2011        $12.507      $11.881        4,240
                             2012        $11.881      $13.482        1,792
                             2013        $13.482      $17.251        1,719
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.039        1,735
                             2006        $11.039      $12.173        2,233
                             2007        $12.173      $13.303        2,090
                             2008        $13.303      $ 7.552        2,421
                             2009        $ 7.552      $ 9.373        2,197
                             2010        $ 9.373      $10.490        2,154
                             2011        $10.490      $10.390        1,642
                             2012        $10.390      $12.004        1,592
                             2013        $12.004      $15.629        1,422
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.427        2,390
                             2006        $10.427      $11.312        2,858
                             2007        $11.312      $11.333        2,477
                             2008        $11.333      $ 8.289        2,398
                             2009        $ 8.289      $11.620        1,336
                             2010        $11.620      $12.906          890
                             2011        $12.906      $13.080          849
                             2012        $13.080      $14.565          787
                             2013        $14.565      $15.043          883
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.054          941
                             2006        $12.054      $13.239        1,959
                             2007        $13.239      $14.918        1,952
                             2008        $14.918      $ 8.803        1,944
                             2009        $ 8.803      $12.021        1,590
                             2010        $12.021      $15.102        1,582
                             2011        $15.102      $13.155        1,434
                             2012        $13.155      $14.725        1,372
                             2013        $14.725      $19.549        1,244

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.165            0
                             2007        $10.165      $10.423            0
                             2008        $10.423      $10.466            0
                             2009        $10.466      $10.275        1,812
                             2010        $10.275      $10.047        8,763
                             2011        $10.047      $ 9.819        8,428
                             2012        $ 9.819      $ 9.594        7,543
                             2013        $ 9.594      $ 9.375        7,360
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.102            0
                             2006        $11.102      $11.413        1,164
                             2007        $11.413      $12.747        1,112
                             2008        $12.747      $ 8.057        1,051
                             2009        $ 8.057      $10.467        1,031
                             2010        $10.467      $11.884        1,008
                             2011        $11.884      $11.055          382
                             2012        $11.055      $11.802          379
                             2013        $11.802      $15.854          314
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.644            0
                             2005        $10.644      $10.746          661
                             2006        $10.746      $11.484          658
                             2007        $11.484      $11.524          655
                             2008        $11.524      $ 8.628          651
                             2009        $ 8.628      $12.030          647
                             2010        $12.030      $13.313          644
                             2011        $13.313      $13.602          641
                             2012        $13.602      $15.358            0
                             2013        $15.358      $16.181            0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.187        1,258
                             2005        $11.187      $11.107        4,647
                             2006        $11.107      $12.833        5,202
                             2007        $12.833      $13.008        4,853
                             2008        $13.008      $ 8.941        4,702
                             2009        $ 8.941      $11.846        3,569
                             2010        $11.846      $13.042        3,484
                             2011        $13.042      $13.047        2,303
                             2012        $13.047      $14.361        1,065
                             2013        $14.361      $15.988        3,687

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.327            0
                             2006        $11.327      $13.621        1,044
                             2007        $13.621      $14.884          976
                             2008        $14.884      $10.405          895
                             2009        $10.405      $12.537          358
                             2010        $12.537      $13.715          355
                             2011        $13.715      $13.005          353
                             2012        $13.005      $14.403          351
                             2013        $14.403      $17.960          349
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.900            0
                             2005        $10.900      $11.775        1,635
                             2006        $11.775      $13.621        5,838
                             2007        $13.621      $13.770        2,779
                             2008        $13.770      $ 8.462        2,938
                             2009        $ 8.462      $10.422        2,197
                             2010        $10.422      $11.323        2,131
                             2011        $11.323      $10.949          994
                             2012        $10.949      $12.221          938
                             2013        $12.221      $15.317          870
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.464          548
                             2005        $11.464      $12.342        6,214
                             2006        $12.342      $14.646        7,065
                             2007        $14.646      $16.521        5,796
                             2008        $16.521      $ 9.624        6,203
                             2009        $ 9.624      $12.887        4,653
                             2010        $12.887      $13.651        4,604
                             2011        $13.651      $11.920        4,506
                             2012        $11.920      $13.770        4,000
                             2013        $13.770      $16.546        3,797
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.474        2,034
                             2006        $10.474      $12.551        2,341
                             2007        $12.551      $12.294        2,270
                             2008        $12.294      $ 7.962        2,394
                             2009        $ 7.962      $ 9.205        1,454
                             2010        $ 9.205      $10.001        1,463
                             2011        $10.001      $ 9.084        1,532
                             2012        $ 9.084      $10.573        1,391
                             2013        $10.573      $13.764        1,168

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.324            0
                             2006        $11.324      $12.854        1,787
                             2007        $12.854      $12.891          642
                             2008        $12.891      $ 7.971          584
                             2009        $ 7.971      $10.370          242
                             2010        $10.370      $12.667          240
                             2011        $12.667      $11.588          239
                             2012        $11.588      $13.413          237
                             2013        $13.413      $17.417          236
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.290        1,915
                             2006        $11.290      $12.386        3,495
                             2007        $12.386      $10.078        3,978
                             2008        $10.078      $ 6.515        4,127
                             2009        $ 6.515      $ 8.127        3,007
                             2010        $ 8.127      $10.333        2,760
                             2011        $10.333      $10.165        2,736
                             2012        $10.165      $11.206        2,682
                             2013        $11.206      $14.850        2,178
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.219        3,124
                             2006        $11.219      $12.376        3,665
                             2007        $12.376      $11.807        3,880
                             2008        $11.807      $ 7.321        4,204
                             2009        $ 7.321      $ 8.666        3,094
                             2010        $ 8.666      $ 9.555        3,084
                             2011        $ 9.555      $ 9.715        2,239
                             2012        $ 9.715      $10.864        2,094
                             2013        $10.864      $14.598        1,786
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.773      $12.283          235
                             2005        $12.283      $12.920          234
                             2006        $12.920      $12.956        1,334
                             2007        $12.956      $14.764          355
                             2008        $14.764      $ 7.340          354
                             2009        $ 7.340      $11.880          144
                             2010        $11.880      $13.880          144
                             2011        $13.880      $12.696          144
                             2012        $12.696      $14.066            0
                             2013        $14.066      $19.214            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $13.318      $14.903         3,060
                             2005        $14.903      $16.332         5,741
                             2006        $16.332      $19.250         6,506
                             2007        $19.250      $20.263         4,785
                             2008        $20.263      $11.598         5,112
                             2009        $11.598      $15.770         3,444
                             2010        $15.770      $18.827         3,224
                             2011        $18.827      $18.549         2,842
                             2012        $18.549      $21.218         2,248
                             2013        $21.218      $27.767         1,939
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $12.184      $12.659             0
                             2005        $12.659      $13.432             0
                             2006        $13.432      $13.920             0
                             2007        $13.920      $15.195             0
                             2008        $15.195      $ 8.518             0
                             2009        $ 8.518      $10.047             0
                             2010        $10.047      $11.310             0
                             2011        $11.310      $10.155             0
                             2012        $10.155      $11.624             0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $12.441      $14.274         9,164
                             2005        $14.274      $14.522        22,428
                             2006        $14.522      $16.467        23,093
                             2007        $16.467      $15.713        18,070
                             2008        $15.713      $ 9.856        17,946
                             2009        $ 9.856      $12.366        16,002
                             2010        $12.366      $13.980        10,897
                             2011        $13.980      $13.372         9,951
                             2012        $13.372      $15.538         6,105
                             2013        $15.538      $20.595         3,407
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.731             0
                             2007        $10.731      $11.310             0
                             2008        $11.310      $ 7.700             0
                             2009        $ 7.700      $ 9.629             0
                             2010        $ 9.629      $10.278             0
                             2011        $10.278      $10.014             0
                             2012        $10.014      $11.116             0
                             2013        $11.116      $14.005             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2004        $12.177      $12.875        1,360
                             2005        $12.875      $13.255        1,360
                             2006        $13.255      $14.355        1,360
                             2007        $14.355      $14.571        1,360
                             2008        $14.571      $ 9.046        1,360
                             2009        $ 9.046      $10.955        1,360
                             2010        $10.955      $11.797        1,360
                             2011        $11.797      $11.519        1,360
                             2012        $11.519      $13.323        1,360
                             2013        $13.323      $17.023        1,360
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $11.543      $12.578            0
                             2005        $12.578      $13.198          407
                             2006        $13.198      $14.518        1,451
                             2007        $14.518      $14.661        1,445
                             2008        $14.661      $11.076        1,437
                             2009        $11.076      $13.256        1,023
                             2010        $13.256      $14.511        1,015
                             2011        $14.511      $13.995        1,685
                             2012        $13.995      $15.368        1,678
                             2013        $15.368      $18.753        1,672
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $11.494        2,543
                             2012        $11.494      $12.736        2,541
                             2013        $12.736      $15.213          141
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2004        $12.883      $14.432          977
                             2005        $14.432      $14.973        6,056
                             2006        $14.973      $17.792        4,573
                             2007        $17.792      $18.559        4,564
                             2008        $18.559      $10.683        4,510
                             2009        $10.683      $12.120        4,321
                             2010        $12.120      $13.250        2,546
                             2011        $13.250      $14.253            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $12.339      $13.759        5,762
                             2005        $13.759      $14.751        8,937
                             2006        $14.751      $16.717        8,269
                             2007        $16.717      $16.744        7,118
                             2008        $16.744      $11.091        7,154
                             2009        $11.091      $13.449        6,560
                             2010        $13.449      $14.744        5,302
                             2011        $14.744      $14.081        5,291
                             2012        $14.081      $15.732        4,335
                             2013        $15.732      $20.562        1,847
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $17.611           54
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2004        $11.255      $12.049        3,803
                             2005        $12.049      $12.000        3,916
                             2006        $12.000      $12.782        2,093
                             2007        $12.782      $12.975        1,078
                             2008        $12.975      $ 9.737        1,077
                             2009        $ 9.737      $13.726          205
                             2010        $13.726      $14.747           54
                             2011        $14.747      $14.648           54
                             2012        $14.648      $16.961           54
                             2013        $16.961      $17.448            0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2004        $11.587      $12.535        3,074
                             2005        $12.535      $13.070        3,042
                             2006        $13.070      $14.555        1,132
                             2007        $14.555      $14.627          700
                             2008        $14.627      $10.513          700
                             2009        $10.513      $12.830          700
                             2010        $12.830      $14.058          700
                             2011        $14.058      $14.919            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 7.814            0
                             2012        $ 7.814      $ 8.800            0
                             2013        $ 8.800      $10.207            0
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.752            0
                             2005        $10.752      $11.271          929
                             2006        $11.271      $12.223          925
                             2007        $12.223      $13.050          920
                             2008        $13.050      $ 9.094          915
                             2009        $ 9.094      $11.538          907
                             2010        $11.538      $12.828          902
                             2011        $12.828      $11.719          856
                             2012        $11.719      $12.666            0
                             2013        $12.666      $15.899            0
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $12.777      $14.343            0
                             2005        $14.343      $15.573            0
                             2006        $15.573      $15.967            0
                             2007        $15.967      $18.345            0
                             2008        $18.345      $ 9.529            0
                             2009        $ 9.529      $14.560            0
                             2010        $14.560      $18.107            0
                             2011        $18.107      $16.037            0
                             2012        $16.037      $17.491            0
                             2013        $17.491      $23.346            0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2004        $12.032      $12.966        1,853
                             2005        $12.966      $13.232        6,033
                             2006        $13.232      $14.897        6,996
                             2007        $14.897      $15.282        6,922
                             2008        $15.282      $ 9.367        7,601
                             2009        $ 9.367      $11.538        5,146
                             2010        $11.538      $12.918        5,073
                             2011        $12.918      $12.816        4,302
                             2012        $12.816      $14.465        2,540
                             2013        $14.465      $18.594        2,337

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2004        $12.834      $13.900          517
                             2005        $13.900      $14.320        1,014
                             2006        $14.320      $15.804          984
                             2007        $15.804      $15.650          979
                             2008        $15.650      $ 7.354          973
                             2009        $ 7.354      $10.616          717
                             2010        $10.616      $11.094          713
                             2011        $11.094      $10.472          677
                             2012        $10.472      $12.038            0
                             2013        $12.038      $15.676            0
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.687        1,091
                             2007        $10.687      $11.930        1,021
                             2008        $11.930      $ 6.000        1,166
                             2009        $ 6.000      $ 8.006        1,130
                             2010        $ 8.006      $ 8.596        1,153
                             2011        $ 8.596      $ 9.340            0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2004        $11.427      $13.430        1,866
                             2005        $13.430      $15.007        2,112
                             2006        $15.007      $17.602        2,082
                             2007        $17.602      $20.643        2,081
                             2008        $20.643      $13.423        1,926
                             2009        $13.423      $15.586        1,492
                             2010        $15.586      $16.257        1,382
                             2011        $16.257      $18.398        1,320
                             2012        $18.398      $21.291          498
                             2013        $21.291      $24.453          498
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2004        $12.151      $13.354        5,211
                             2005        $13.354      $16.015        4,100
                             2006        $16.015      $16.845          617
                             2007        $16.845      $19.647            0
                             2008        $19.647      $ 9.790            0
                             2009        $ 9.790      $16.172            0
                             2010        $16.172      $19.868            0
                             2011        $19.868      $17.939            0
                             2012        $17.939      $19.563            0
                             2013        $19.563      $20.711            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2004        $12.604      $13.853             0
                             2005        $13.853      $14.668             0
                             2006        $14.668      $18.615             0
                             2007        $18.615      $20.978             0
                             2008        $20.978      $11.715             0
                             2009        $11.715      $14.584             0
                             2010        $14.584      $15.242             0
                             2011        $15.242      $13.426             0
                             2012        $13.426      $15.500             0
                             2013        $15.500      $19.266             0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2004        $12.517      $13.733           775
                             2005        $13.733      $14.284           775
                             2006        $14.284      $16.519           775
                             2007        $16.519      $18.832           775
                             2008        $18.832      $10.311           775
                             2009        $10.311      $ 9.828             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2004        $10.241      $10.514         4,697
                             2005        $10.514      $10.590        25,082
                             2006        $10.590      $10.901        26,559
                             2007        $10.901      $11.260        25,808
                             2008        $11.260      $10.000        21,324
                             2009        $10.000      $11.949        12,737
                             2010        $11.949      $12.728        11,705
                             2011        $12.728      $13.023        11,188
                             2012        $13.023      $14.483        10,619
                             2013        $14.483      $14.266        11,962
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2004        $ 9.950      $ 9.836         4,061
                             2005        $ 9.836      $ 9.757         5,804
                             2006        $ 9.757      $ 9.918         6,808
                             2007        $ 9.918      $ 9.961         5,788
                             2008        $ 9.961      $ 8.252         5,564
                             2009        $ 8.252      $ 8.511         2,154
                             2010        $ 8.511      $ 8.501         1,512
                             2011        $ 8.501      $ 8.510         1,512
                             2012        $ 8.510      $ 8.568         1,512
                             2013        $ 8.568      $ 8.380         1,512

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2004        $ 9.869      $ 9.702         7,515
                             2005        $ 9.702      $ 9.721        10,679
                             2006        $ 9.721      $ 9.912        18,631
                             2007        $ 9.912      $10.136        11,768
                             2008        $10.136      $10.121        10,434
                             2009        $10.121      $ 9.891         4,587
                             2010        $ 9.891      $ 9.665         4,743
                             2011        $ 9.665      $ 9.446         4,715
                             2012        $ 9.446      $ 9.230         3,175
                             2013        $ 9.230      $ 9.019         6,633
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2004        $11.804      $12.787         2,074
                             2005        $12.787      $14.731         2,064
                             2006        $14.731      $14.958         5,886
                             2007        $14.958      $17.425         4,189
                             2008        $17.425      $ 8.896         4,186
                             2009        $ 8.896      $14.851         4,181
                             2010        $14.851      $18.492         4,178
                             2011        $18.492      $16.810         4,175
                             2012        $16.810      $18.411         4,172
                             2013        $18.411      $27.051         2,904
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2004        $11.952      $12.860         2,181
                             2005        $12.860      $13.580         6,187
                             2006        $13.580      $15.227         7,687
                             2007        $15.227      $16.122         7,605
                             2008        $16.122      $11.940         7,600
                             2009        $11.940      $13.935         7,001
                             2010        $13.935      $14.501         3,061
                             2011        $14.501      $13.017         3,059
                             2012        $13.017      $13.568         3,057
                             2013        $13.568      $14.409             0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.452           482
                             2007        $ 9.452      $11.371           479
                             2008        $11.371      $ 6.238           476
                             2009        $ 6.238      $ 8.632           472
                             2010        $ 8.632      $10.480           468
                             2011        $10.480      $ 9.468           465
                             2012        $ 9.468      $ 9.724           462
                             2013        $ 9.724      $ 8.103           459

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.659            0
                             2007        $10.659      $11.010            0
                             2008        $11.010      $ 9.180            0
                             2009        $ 9.180      $11.702            0
                             2010        $11.702      $12.813            0
                             2011        $12.813      $13.299            0
                             2012        $13.299      $15.300            0
                             2013        $15.300      $13.897            0
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.077            0
                             2007        $10.077      $10.886            0
                             2008        $10.886      $ 9.878            0
                             2009        $ 9.878      $11.416            0
                             2010        $11.416      $12.047            0
                             2011        $12.047      $13.134            0
                             2012        $13.134      $13.941            0
                             2013        $13.941      $12.354            0
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.258        7,395
                             2007        $10.258      $10.890        1,660
                             2008        $10.890      $11.142        1,326
                             2009        $11.142      $12.407        1,943
                             2010        $12.407      $13.094        1,952
                             2011        $13.094      $13.244        1,436
                             2012        $13.244      $14.168        1,427
                             2013        $14.168      $13.558        1,418
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.810        2,671
                             2010        $ 7.810      $ 8.593        2,662
                             2011        $ 8.593      $ 8.558        2,120
                             2012        $ 8.558      $ 9.976        1,915
                             2013        $ 9.976      $12.907        1,723
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $11.265      $11.910          845
                             2005        $11.910      $12.104          864
                             2006        $12.104      $13.238          880
                             2007        $13.238      $13.056          865
                             2008        $13.056      $ 7.562        1,133
                             2009        $ 7.562      $ 9.282            0
                             2010        $ 9.282      $10.052            0
                             2011        $10.052      $10.094            0
                             2012        $10.094      $11.099            0
                             2013        $11.099      $12.807            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $12.235      $13.283            0
                             2005        $13.283      $13.658            0
                             2006        $13.658      $15.470            0
                             2007        $15.470      $14.201            0
                             2008        $14.201      $ 8.506            0
                             2009        $ 8.506      $10.789            0
                             2010        $10.789      $12.058            0
                             2011        $12.058      $11.235            0
                             2012        $11.235      $13.078            0
                             2013        $13.078      $17.338            0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $12.602      $14.308        2,943
                             2005        $14.308      $15.687        4,334
                             2006        $15.687      $19.578        5,149
                             2007        $19.578      $20.727        2,467
                             2008        $20.727      $11.351        2,454
                             2009        $11.351      $13.823        2,320
                             2010        $13.823      $14.861        2,311
                             2011        $14.861      $12.062        2,302
                             2012        $12.062      $14.368          920
                             2013        $14.368      $17.980          879
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.101      $13.319            0
                             2005        $13.319      $14.161            0
                             2006        $14.161      $15.765            0
                             2007        $15.765      $14.607            0
                             2008        $14.607      $ 8.627            0
                             2009        $ 8.627      $11.028            0
                             2010        $11.028      $12.276            0
                             2011        $12.276      $12.000            0
                             2012        $12.000      $13.698            0
                             2013        $13.698      $18.086            0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.874        2,726
                             2006        $10.874      $12.327        3,145
                             2007        $12.327      $11.454        3,449
                             2008        $11.454      $ 6.182        4,427
                             2009        $ 6.182      $ 5.816            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $11.672      $11.979            0
                             2005        $11.979      $12.372            0
                             2006        $12.372      $12.746          406
                             2007        $12.746      $13.140          403
                             2008        $13.140      $ 8.084          400
                             2009        $ 8.084      $12.947          396
                             2010        $12.947      $15.281          392
                             2011        $15.281      $12.267          389
                             2012        $12.267      $13.690          386
                             2013        $13.690      $19.226          321
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $11.242      $12.092        1,591
                             2005        $12.092      $13.250        1,687
                             2006        $13.250      $14.346        1,707
                             2007        $14.346      $14.912        1,653
                             2008        $14.912      $12.388        1,457
                             2009        $12.388      $15.749          623
                             2010        $15.749      $16.888          532
                             2011        $16.888      $17.638          480
                             2012        $17.638      $20.314          260
                             2013        $20.314      $18.111          259
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2004        $14.811      $17.800        1,276
                             2005        $17.800      $23.268          446
                             2006        $23.268      $31.187          446
                             2007        $31.187      $42.797          446
                             2008        $42.797      $18.088          446
                             2009        $18.088      $30.066          446
                             2010        $30.066      $34.945          446
                             2011        $34.945      $27.919          446
                             2012        $27.919      $32.690            0
                             2013        $32.690      $31.589            0
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $12.168      $13.407        1,061
                             2005        $13.407      $14.670        3,759
                             2006        $14.670      $17.418        5,885
                             2007        $17.418      $18.682        4,756
                             2008        $18.682      $12.971        4,737
                             2009        $12.971      $16.421        3,920
                             2010        $16.421      $18.299        2,077
                             2011        $18.299      $19.499        2,067
                             2012        $19.499      $22.022        2,057
                             2013        $22.022      $25.748        1,984
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $15.631          329

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $11.635      $12.214            0
                             2005        $12.214      $13.782            0
                             2006        $13.782      $13.981            0
                             2007        $13.981      $16.618            0
                             2008        $16.618      $ 8.224            0
                             2009        $ 8.224      $13.271            0
                             2010        $13.271      $15.899            0
                             2011        $15.899      $15.064            0
                             2012        $15.064      $16.786            0
                             2013        $16.786      $24.230            0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2004        $13.027      $15.463        1,041
                             2005        $15.463      $17.723        3,492
                             2006        $17.723      $18.901        3,825
                             2007        $18.901      $22.641        3,764
                             2008        $22.641      $11.765        3,786
                             2009        $11.765      $18.090        3,587
                             2010        $18.090      $23.381          246
                             2011        $23.381      $21.207            0
                             2012        $21.207      $22.479            0
                             2013        $22.479      $30.198            0
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.529      $15.724          661
                             2005        $15.724      $17.345          661
                             2006        $17.345      $18.954          660
                             2007        $18.954      $19.066          660
                             2008        $19.066      $11.096          466
                             2009        $11.096      $15.899          466
                             2010        $15.899      $19.662          466
                             2011        $19.662      $17.538          466
                             2012        $17.538      $19.655            0
                             2013        $19.655      $32.905            0
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $12.698      $16.884        3,262
                             2005        $16.884      $19.262        3,169
                             2006        $19.262      $25.912        2,917
                             2007        $25.912      $20.943        3,201
                             2008        $20.943      $12.675        3,843
                             2009        $12.675      $15.913          804
                             2010        $15.913      $20.140          802
                             2011        $20.140      $20.794          801
                             2012        $20.794      $23.491          302
                             2013        $23.491      $23.355          302


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

  WITH THE ENHANCED BENEFICIARY PROTECTION (ANNUAL INCREASE) OPTION, AND THE
                           EARNINGS PROTECTION DEATH
                          BENEFIT OPTION (AGE 71-79)

                           MORTALITY & EXPENSE = 2.2


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $12.221      $13.268        1,052
                             2005        $13.268      $13.547        1,052
                             2006        $13.547      $15.470          974
                             2007        $15.470      $15.832          611
                             2008        $15.832      $ 9.164          654
                             2009        $ 9.164      $10.766          662
                             2010        $10.766      $11.854          303
                             2011        $11.854      $12.273            0
                             2012        $12.273      $14.045            0
                             2013        $14.045      $18.452            0
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $12.386      $13.847            0
                             2005        $13.847      $15.090            0
                             2006        $15.090      $14.547            0
                             2007        $14.547      $15.996            0
                             2008        $15.996      $ 8.962            0
                             2009        $ 8.962      $11.623            0
                             2010        $11.623      $13.024            0
                             2011        $13.024      $12.837            0
                             2012        $12.837      $14.231            0
                             2013        $14.231      $18.576            0
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.813          172
                             2006        $11.813      $15.581        3,444
                             2007        $15.581      $16.056        3,231
                             2008        $16.056      $ 7.321        3,874
                             2009        $ 7.321      $ 9.601        1,739
                             2010        $ 9.601      $ 9.775        1,916
                             2011        $ 9.775      $ 7.687        2,273
                             2012        $ 7.687      $ 8.568        2,293
                             2013        $ 8.568      $10.264        2,317

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $11.425      $12.083          309
                             2005        $12.083      $13.546          309
                             2006        $13.546      $13.138          309
                             2007        $13.138      $14.568          309
                             2008        $14.568      $ 8.557            0
                             2009        $ 8.557      $11.452            0
                             2010        $11.452      $12.277            0
                             2011        $12.277      $11.592            0
                             2012        $11.592      $13.139            0
                             2013        $13.139      $17.570            0
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2004        $13.540      $15.737        1,432
                             2005        $15.737      $16.381        4,652
                             2006        $16.381      $18.262        5,087
                             2007        $18.262      $18.095        4,983
                             2008        $18.095      $11.348        3,068
                             2009        $11.348      $15.802          253
                             2010        $15.802      $19.526          228
                             2011        $19.526      $17.417          244
                             2012        $17.417      $20.139          239
                             2013        $20.139      $27.057          219
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.896        3,701
                             2006        $10.896      $13.136        3,421
                             2007        $13.136      $15.646        3,404
                             2008        $15.646      $ 9.659            0
                             2009        $ 9.659      $10.379            0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.676            0
                             2006        $10.676      $12.614            0
                             2007        $12.614      $11.798            0
                             2008        $11.798      $ 6.792            0
                             2009        $ 6.792      $ 8.025            0
                             2010        $ 8.025      $ 8.728            0
                             2011        $ 8.728      $ 8.198            0
                             2012        $ 8.198      $ 9.245            0
                             2013        $ 9.245      $12.317            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.828        2,032
                             2006        $11.828      $12.866        3,570
                             2007        $12.866      $14.729        3,511
                             2008        $14.729      $ 8.239        3,170
                             2009        $ 8.239      $10.895        3,150
                             2010        $10.895      $12.435        3,004
                             2011        $12.435      $11.800        2,880
                             2012        $11.800      $13.376        2,760
                             2013        $13.376      $17.098        2,649
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.031          122
                             2006        $11.031      $12.152        3,572
                             2007        $12.152      $13.267        3,299
                             2008        $13.267      $ 7.524        3,267
                             2009        $ 7.524      $ 9.328        2,249
                             2010        $ 9.328      $10.430        2,138
                             2011        $10.430      $10.319        2,012
                             2012        $10.319      $11.910        1,903
                             2013        $11.910      $15.491        1,754
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.420          587
                             2006        $10.420      $11.293          765
                             2007        $11.293      $11.302          769
                             2008        $11.302      $ 8.258          704
                             2009        $ 8.258      $11.564          664
                             2010        $11.564      $12.831          643
                             2011        $12.831      $12.991          572
                             2012        $12.991      $14.451          557
                             2013        $14.451      $14.910          529
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.045        2,601
                             2006        $12.045      $13.217        3,443
                             2007        $13.217      $14.878        3,397
                             2008        $14.878      $ 8.770        1,522
                             2009        $ 8.770      $11.963        2,957
                             2010        $11.963      $15.014        2,457
                             2011        $15.014      $13.065        2,272
                             2012        $13.065      $14.609        2,024
                             2013        $14.609      $19.376        1,758

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.158           302
                             2007        $10.158      $10.405           305
                             2008        $10.405      $10.438           211
                             2009        $10.438      $10.237           267
                             2010        $10.237      $ 9.999           295
                             2011        $ 9.999      $ 9.762           292
                             2012        $ 9.762      $ 9.529           328
                             2013        $ 9.529      $ 9.302           384
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.094         3,577
                             2006        $11.094      $11.393         3,826
                             2007        $11.393      $12.712         3,788
                             2008        $12.712      $ 8.026         3,796
                             2009        $ 8.026      $10.417           260
                             2010        $10.417      $11.815           249
                             2011        $11.815      $10.980           259
                             2012        $10.980      $11.709           267
                             2013        $11.709      $15.714           229
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.637           985
                             2005        $10.637      $10.728           946
                             2006        $10.728      $11.453           884
                             2007        $11.453      $11.481           843
                             2008        $11.481      $ 8.587           807
                             2009        $ 8.587      $11.960           658
                             2010        $11.960      $13.223             0
                             2011        $13.223      $13.496             0
                             2012        $13.496      $15.222             0
                             2013        $15.222      $16.022             0
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.179             0
                             2005        $11.179      $11.088        11,109
                             2006        $11.088      $12.798        17,519
                             2007        $12.798      $12.960        17,442
                             2008        $12.960      $ 8.898        17,357
                             2009        $ 8.898      $11.777        17,257
                             2010        $11.777      $12.953        16,893
                             2011        $12.953      $12.945        16,580
                             2012        $12.945      $14.234        16,279
                             2013        $14.234      $15.831         3,828

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.320             0
                             2006        $11.320      $13.597         1,958
                             2007        $13.597      $14.843         1,949
                             2008        $14.843      $10.365         1,940
                             2009        $10.365      $12.477         2,853
                             2010        $12.477      $13.635         2,675
                             2011        $13.635      $12.916         2,434
                             2012        $12.916      $14.291         2,081
                             2013        $14.291      $17.802         1,645
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.892             0
                             2005        $10.892      $11.755            43
                             2006        $11.755      $13.584         1,203
                             2007        $13.584      $13.719         1,170
                             2008        $13.719      $ 8.421         1,086
                             2009        $ 8.421      $10.361         2,426
                             2010        $10.361      $11.246         2,147
                             2011        $11.246      $10.863         1,871
                             2012        $10.863      $12.113         1,669
                             2013        $12.113      $15.166         1,464
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.457           522
                             2005        $11.457      $12.321        10,520
                             2006        $12.321      $14.607        12,719
                             2007        $14.607      $16.459        12,202
                             2008        $16.459      $ 9.578         8,782
                             2009        $ 9.578      $12.813         1,857
                             2010        $12.813      $13.558         1,761
                             2011        $13.558      $11.827         1,758
                             2012        $11.827      $13.649         1,594
                             2013        $13.649      $16.383         1,522
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.467            48
                             2006        $10.467      $12.530         1,318
                             2007        $12.530      $12.260         1,307
                             2008        $12.260      $ 7.932         1,179
                             2009        $ 7.932      $ 9.161           845
                             2010        $ 9.161      $ 9.943           855
                             2011        $ 9.943      $ 9.022           869
                             2012        $ 9.022      $10.490           861
                             2013        $10.490      $13.642           843

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.316        3,591
                             2006        $11.316      $12.832        5,690
                             2007        $12.832      $12.856        5,661
                             2008        $12.856      $ 7.941        5,628
                             2009        $ 7.941      $10.321        2,265
                             2010        $10.321      $12.593        2,251
                             2011        $12.593      $11.509        2,141
                             2012        $11.509      $13.308        1,891
                             2013        $13.308      $17.263        1,556
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.282        3,706
                             2006        $11.282      $12.365        5,560
                             2007        $12.365      $10.050        5,866
                             2008        $10.050      $ 6.490        5,272
                             2009        $ 6.490      $ 8.088        3,569
                             2010        $ 8.088      $10.273        2,658
                             2011        $10.273      $10.096        2,229
                             2012        $10.096      $11.118        1,967
                             2013        $11.118      $14.718        1,574
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.211          689
                             2006        $11.211      $12.354        2,726
                             2007        $12.354      $11.774        2,769
                             2008        $11.774      $ 7.294        2,563
                             2009        $ 7.294      $ 8.625        1,697
                             2010        $ 8.625      $ 9.500        1,702
                             2011        $ 9.500      $ 9.649        1,631
                             2012        $ 9.649      $10.779        1,635
                             2013        $10.779      $14.469        1,528
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.765      $12.262        2,088
                             2005        $12.262      $12.884        1,074
                             2006        $12.884      $12.907        1,070
                             2007        $12.907      $14.694        1,065
                             2008        $14.694      $ 7.298        1,036
                             2009        $ 7.298      $11.800        1,022
                             2010        $11.800      $13.771        1,011
                             2011        $13.771      $12.584          178
                             2012        $12.584      $13.928          172
                             2013        $13.928      $19.005          154

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $13.309      $14.878           778
                             2005        $14.878      $16.287         1,581
                             2006        $16.287      $19.178         4,498
                             2007        $19.178      $20.167         4,285
                             2008        $20.167      $11.531         2,884
                             2009        $11.531      $15.663         1,707
                             2010        $15.663      $18.680         1,644
                             2011        $18.680      $18.385         1,620
                             2012        $18.385      $21.009         1,609
                             2013        $21.009      $27.465         1,556
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $12.176      $12.638             0
                             2005        $12.638      $13.395             0
                             2006        $13.395      $13.868             0
                             2007        $13.868      $15.123             0
                             2008        $15.123      $ 8.469             0
                             2009        $ 8.469      $ 9.979             0
                             2010        $ 9.979      $11.222             0
                             2011        $11.222      $10.065             0
                             2012        $10.065      $11.518             0
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $12.432      $14.250         7,437
                             2005        $14.250      $14.482        22,517
                             2006        $14.482      $16.405        24,051
                             2007        $16.405      $15.638        23,753
                             2008        $15.638      $ 9.799        19,023
                             2009        $ 9.799      $12.282        10,596
                             2010        $12.282      $13.870         9,546
                             2011        $13.870      $13.254         8,021
                             2012        $13.254      $15.385         7,238
                             2013        $15.385      $20.371         5,992
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.723             0
                             2007        $10.723      $11.290             0
                             2008        $11.290      $ 7.679             0
                             2009        $ 7.679      $ 9.592             0
                             2010        $ 9.592      $10.229             0
                             2011        $10.229      $ 9.956             0
                             2012        $ 9.956      $11.040             0
                             2013        $11.040      $13.895             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2004        $12.169      $12.853        3,773
                             2005        $12.853      $13.219        3,774
                             2006        $13.219      $14.301        2,846
                             2007        $14.301      $14.502        1,747
                             2008        $14.502      $ 8.994          836
                             2009        $ 8.994      $10.880          894
                             2010        $10.880      $11.704          921
                             2011        $11.704      $11.418            0
                             2012        $11.418      $13.191            0
                             2013        $13.191      $16.838            0
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $11.535      $12.556        4,638
                             2005        $12.556      $13.162        8,772
                             2006        $13.162      $14.464        7,985
                             2007        $14.464      $14.591        7,898
                             2008        $14.591      $11.012        6,482
                             2009        $11.012      $13.166        6,217
                             2010        $13.166      $14.397        5,896
                             2011        $14.397      $13.871        5,778
                             2012        $13.871      $15.216        5,526
                             2013        $15.216      $18.549        5,035
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $11.392          671
                             2012        $11.392      $12.610          661
                             2013        $12.610      $15.048          630
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2004        $12.874      $14.408        1,912
                             2005        $14.408      $14.932        2,288
                             2006        $14.932      $17.726        1,759
                             2007        $17.726      $18.470        1,757
                             2008        $18.470      $10.621          743
                             2009        $10.621      $12.038          728
                             2010        $12.038      $13.147          716
                             2011        $13.147      $14.137            0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $12.331      $13.735        4,803
                             2005        $13.735      $14.711        7,541
                             2006        $14.711      $16.655        7,232
                             2007        $16.655      $16.665        6,870
                             2008        $16.665      $11.026        6,420
                             2009        $11.026      $13.358        6,480
                             2010        $13.358      $14.628        5,657
                             2011        $14.628      $13.957        4,389
                             2012        $13.957      $15.577        4,195
                             2013        $15.577      $20.339        3,585

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $17.420        2,692
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2004        $11.247      $12.028        2,277
                             2005        $12.028      $11.967        4,498
                             2006        $11.967      $12.734        4,425
                             2007        $12.734      $12.913        3,943
                             2008        $12.913      $ 9.681        4,032
                             2009        $ 9.681      $13.633        3,521
                             2010        $13.633      $14.632        3,221
                             2011        $14.632      $14.519        2,916
                             2012        $14.519      $16.794        2,669
                             2013        $16.794      $17.271            0
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2004        $11.579      $12.514            0
                             2005        $12.514      $13.035            0
                             2006        $13.035      $14.500            0
                             2007        $14.500      $14.557            0
                             2008        $14.557      $10.452            0
                             2009        $10.452      $12.742            0
                             2010        $12.742      $13.948            0
                             2011        $13.948      $14.797            0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 7.769          366
                             2012        $ 7.769      $ 8.740          358
                             2013        $ 8.740      $10.128          354
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.745            0
                             2005        $10.745      $11.251            0
                             2006        $11.251      $12.189            0
                             2007        $12.189      $13.001            0
                             2008        $13.001      $ 9.050            0
                             2009        $ 9.050      $11.471            0
                             2010        $11.471      $12.740            0
                             2011        $12.740      $11.627            0
                             2012        $11.627      $12.554            0
                             2013        $12.554      $15.742            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $12.768      $14.319            0
                             2005        $14.319      $15.531            0
                             2006        $15.531      $15.907            0
                             2007        $15.907      $18.257            0
                             2008        $18.257      $ 9.474            0
                             2009        $ 9.474      $14.461            0
                             2010        $14.461      $17.965            0
                             2011        $17.965      $15.895            0
                             2012        $15.895      $17.318            0
                             2013        $17.318      $23.092            0
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2004        $12.023      $12.944          723
                             2005        $12.944      $13.196          838
                             2006        $13.196      $14.841        2,743
                             2007        $14.841      $15.209        2,615
                             2008        $15.209      $ 9.313        2,117
                             2009        $ 9.313      $11.459        1,102
                             2010        $11.459      $12.817        1,092
                             2011        $12.817      $12.703        1,050
                             2012        $12.703      $14.323        1,047
                             2013        $14.323      $18.392          987
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2004        $12.826      $13.876        1,284
                             2005        $13.876      $14.281        1,276
                             2006        $14.281      $15.744        1,236
                             2007        $15.744      $15.576          900
                             2008        $15.576      $ 7.312          820
                             2009        $ 7.312      $10.544          676
                             2010        $10.544      $11.007          326
                             2011        $11.007      $10.380            0
                             2012        $10.380      $11.920            0
                             2013        $11.920      $15.506            0
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.680          287
                             2007        $10.680      $11.910          267
                             2008        $11.910      $ 5.984          368
                             2009        $ 5.984      $ 7.975          342
                             2010        $ 7.975      $ 8.555          385
                             2011        $ 8.555      $ 9.292            0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2004        $11.419      $13.408         769
                             2005        $13.408      $14.966         769
                             2006        $14.966      $17.536         316
                             2007        $17.536      $20.545         315
                             2008        $20.545      $13.346           0
                             2009        $13.346      $15.480           0
                             2010        $15.480      $16.130           0
                             2011        $16.130      $18.236           0
                             2012        $18.236      $21.081           0
                             2013        $21.081      $24.187           0
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2004        $12.143      $13.331         425
                             2005        $13.331      $15.971         425
                             2006        $15.971      $16.782           0
                             2007        $16.782      $19.553           0
                             2008        $19.553      $ 9.733           0
                             2009        $ 9.733      $16.062           0
                             2010        $16.062      $19.712           0
                             2011        $19.712      $17.781           0
                             2012        $17.781      $19.370           0
                             2013        $19.370      $20.500           0
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2004        $12.596      $13.829         846
                             2005        $13.829      $14.628         824
                             2006        $14.628      $18.546         362
                             2007        $18.546      $20.878         362
                             2008        $20.878      $11.647           0
                             2009        $11.647      $14.485           0
                             2010        $14.485      $15.123           0
                             2011        $15.123      $13.308           0
                             2012        $13.308      $15.348           0
                             2013        $15.348      $19.056           0
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2004        $12.509      $13.710           0
                             2005        $13.710      $14.245           0
                             2006        $14.245      $16.457           0
                             2007        $16.457      $18.742           0
                             2008        $18.742      $10.251           0
                             2009        $10.251      $ 9.768           0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2004        $10.234      $10.496         6,630
                             2005        $10.496      $10.561        14,331
                             2006        $10.561      $10.860        16,325
                             2007        $10.860      $11.206        14,801
                             2008        $11.206      $ 9.942        12,432
                             2009        $ 9.942      $11.868        12,107
                             2010        $11.868      $12.628         9,651
                             2011        $12.628      $12.908         8,560
                             2012        $12.908      $14.341         8,231
                             2013        $14.341      $14.111         8,920
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2004        $ 9.943      $ 9.819         3,785
                             2005        $ 9.819      $ 9.730        10,455
                             2006        $ 9.730      $ 9.881         9,503
                             2007        $ 9.881      $ 9.913         9,466
                             2008        $ 9.913      $ 8.204         8,344
                             2009        $ 8.204      $ 8.453         9,162
                             2010        $ 8.453      $ 8.434         9,507
                             2011        $ 8.434      $ 8.435         9,312
                             2012        $ 8.435      $ 8.484         9,795
                             2013        $ 8.484      $ 8.289        10,594
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2004        $ 9.862      $ 9.686         5,503
                             2005        $ 9.686      $ 9.694        13,123
                             2006        $ 9.694      $ 9.875        13,330
                             2007        $ 9.875      $10.088        11,902
                             2008        $10.088      $10.063         9,323
                             2009        $10.063      $ 9.824        10,712
                             2010        $ 9.824      $ 9.590         9,585
                             2011        $ 9.590      $ 9.362         8,804
                             2012        $ 9.362      $ 9.139         9,443
                             2013        $ 9.139      $ 8.921        10,142
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2004        $11.796      $12.765         2,870
                             2005        $12.765      $14.691         2,564
                             2006        $14.691      $14.902         2,693
                             2007        $14.902      $17.342         1,395
                             2008        $17.342      $ 8.845         1,647
                             2009        $ 8.845      $14.750         1,187
                             2010        $14.750      $18.347           586
                             2011        $18.347      $16.662             0
                             2012        $16.662      $18.230             0
                             2013        $18.230      $26.758             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2004        $11.944      $12.838        3,944
                             2005        $12.838      $13.543        3,851
                             2006        $13.543      $15.170        2,108
                             2007        $15.170      $16.045        2,108
                             2008        $16.045      $11.871          601
                             2009        $11.871      $13.840          601
                             2010        $13.840      $14.387          601
                             2011        $14.387      $12.902          601
                             2012        $12.902      $13.434          601
                             2013        $13.434      $14.263            0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.445            0
                             2007        $ 9.445      $11.352            0
                             2008        $11.352      $ 6.221            0
                             2009        $ 6.221      $ 8.599          672
                             2010        $ 8.599      $10.429          508
                             2011        $10.429      $ 9.413          429
                             2012        $ 9.413      $ 9.658          379
                             2013        $ 9.658      $ 8.040          438
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.652            0
                             2007        $10.652      $10.991            0
                             2008        $10.991      $ 9.155            0
                             2009        $ 9.155      $11.658            0
                             2010        $11.658      $12.752           11
                             2011        $12.752      $13.222            0
                             2012        $13.222      $15.196            0
                             2013        $15.196      $13.788            0
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.070            0
                             2007        $10.070      $10.867            0
                             2008        $10.867      $ 9.851            0
                             2009        $ 9.851      $11.373            0
                             2010        $11.373      $11.990            0
                             2011        $11.990      $13.057            0
                             2012        $13.057      $13.846            0
                             2013        $13.846      $12.257            0
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.251          897
                             2007        $10.251      $10.871          877
                             2008        $10.871      $11.112          594
                             2009        $11.112      $12.360          663
                             2010        $12.360      $13.031          683
                             2011        $13.031      $13.167          649
                             2012        $13.167      $14.071          667
                             2013        $14.071      $13.452          797

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.772        2,225
                             2010        $ 7.772      $ 8.543        1,971
                             2011        $ 8.543      $ 8.500        1,672
                             2012        $ 8.500      $ 9.898        1,437
                             2013        $ 9.898      $12.793        1,211
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $11.257      $11.890            0
                             2005        $11.890      $12.071            0
                             2006        $12.071      $13.188            0
                             2007        $13.188      $12.994            0
                             2008        $12.994      $ 7.518            0
                             2009        $ 7.518      $ 9.219            0
                             2010        $ 9.219      $ 9.973            0
                             2011        $ 9.973      $10.005            0
                             2012        $10.005      $10.989            0
                             2013        $10.989      $12.668            0
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $12.226      $13.260            0
                             2005        $13.260      $13.621            0
                             2006        $13.621      $15.412            0
                             2007        $15.412      $14.133            0
                             2008        $14.133      $ 8.457            0
                             2009        $ 8.457      $10.715            0
                             2010        $10.715      $11.963            0
                             2011        $11.963      $11.136            0
                             2012        $11.136      $12.949            0
                             2013        $12.949      $17.149            0
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $12.594      $14.284          610
                             2005        $14.284      $15.644          868
                             2006        $15.644      $19.505        1,035
                             2007        $19.505      $20.629          722
                             2008        $20.629      $11.285          462
                             2009        $11.285      $13.729          477
                             2010        $13.729      $14.745          495
                             2011        $14.745      $11.955          241
                             2012        $11.955      $14.226          241
                             2013        $14.226      $17.785          241

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.093      $13.296            0
                             2005        $13.296      $14.122            0
                             2006        $14.122      $15.706            0
                             2007        $15.706      $14.537            0
                             2008        $14.537      $ 8.577            0
                             2009        $ 8.577      $10.953            0
                             2010        $10.953      $12.180            0
                             2011        $12.180      $11.894            0
                             2012        $11.894      $13.563            0
                             2013        $13.563      $17.890            0
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.866           62
                             2006        $10.866      $12.306        1,084
                             2007        $12.306      $11.423        1,146
                             2008        $11.423      $ 6.159        1,228
                             2009        $ 6.159      $ 5.793            0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $11.664      $11.958          729
                             2005        $11.958      $12.338          743
                             2006        $12.338      $12.698          788
                             2007        $12.698      $13.077          370
                             2008        $13.077      $ 8.037          313
                             2009        $ 8.037      $12.858          251
                             2010        $12.858      $15.162          237
                             2011        $15.162      $12.158            0
                             2012        $12.158      $13.556            0
                             2013        $13.556      $19.018            0
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $11.235      $12.071            0
                             2005        $12.071      $13.214          239
                             2006        $13.214      $14.292          238
                             2007        $14.292      $14.841          237
                             2008        $14.841      $12.316          215
                             2009        $12.316      $15.642          380
                             2010        $15.642      $16.756          208
                             2011        $16.756      $17.483          174
                             2012        $17.483      $20.114          168
                             2013        $20.114      $17.914          151

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2004        $14.801      $17.770            0
                             2005        $17.770      $23.204            0
                             2006        $23.204      $31.070           66
                             2007        $31.070      $42.593           66
                             2008        $42.593      $17.983           66
                             2009        $17.983      $29.862          457
                             2010        $29.862      $34.672          371
                             2011        $34.672      $27.672          358
                             2012        $27.672      $32.368          293
                             2013        $32.368      $31.246          295
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $12.159      $13.384        3,327
                             2005        $13.384      $14.630        3,826
                             2006        $14.630      $17.353        4,068
                             2007        $17.353      $18.593        3,425
                             2008        $18.593      $12.896        2,575
                             2009        $12.896      $16.309        2,840
                             2010        $16.309      $18.156        2,469
                             2011        $18.156      $19.327        1,843
                             2012        $19.327      $21.805        1,769
                             2013        $21.805      $25.469        1,678
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $15.462          601
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $11.627      $12.193        1,267
                             2005        $12.193      $13.745            0
                             2006        $13.745      $13.928            0
                             2007        $13.928      $16.539            0
                             2008        $16.539      $ 8.177            0
                             2009        $ 8.177      $13.181            0
                             2010        $13.181      $15.775            0
                             2011        $15.775      $14.931            0
                             2012        $14.931      $16.621            0
                             2013        $16.621      $23.967            0
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2004        $13.018      $15.436          273
                             2005        $15.436      $17.675        3,429
                             2006        $17.675      $18.830        3,493
                             2007        $18.830      $22.533        3,466
                             2008        $22.533      $11.697        3,166
                             2009        $11.697      $17.967        1,127
                             2010        $17.967      $23.198          831
                             2011        $23.198      $21.020          792
                             2012        $21.020      $22.258          783
                             2013        $22.258      $29.870          743

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.520      $15.697            0
                             2005        $15.697      $17.297            0
                             2006        $17.297      $18.883          310
                             2007        $18.883      $18.976          310
                             2008        $18.976      $11.032          310
                             2009        $11.032      $15.791          381
                             2010        $15.791      $19.508          310
                             2011        $19.508      $17.383          310
                             2012        $17.383      $19.462          310
                             2013        $19.462      $32.548          310
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $12.690      $16.855        1,392
                             2005        $16.855      $19.209        1,492
                             2006        $19.209      $25.815        1,429
                             2007        $25.815      $20.843        1,244
                             2008        $20.843      $12.601        1,031
                             2009        $12.601      $15.805          938
                             2010        $15.805      $19.983          630
                             2011        $19.983      $20.611          412
                             2012        $20.611      $23.259          376
                             2013        $23.259      $23.101          341


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.19%.

               ALLSTATE VARIABLE ANNUITY-L SHARE CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

WITH THE MAV DEATH BENEFIT OPTION, THE ENHANCED BENEFICIARY PROTECTION (ANNUAL
                             INCREASE) OPTION, AND
            THE EARNINGS PROTECTION DEATH BENEFIT OPTION (AGE 0-70)

                          MORTALITY & EXPENSE = 2.25


                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO - CLASS B
                             2004        $12.217      $13.256        50,326
                             2005        $13.256      $13.528        62,234
                             2006        $13.528      $15.441        54,619
                             2007        $15.441      $15.794        44,684
                             2008        $15.794      $ 9.138        35,879
                             2009        $ 9.138      $10.729        31,354
                             2010        $10.729      $11.807        16,684
                             2011        $11.807      $12.219        14,972
                             2012        $12.219      $13.976        13,734
                             2013        $13.976      $18.351         9,760
ALLIANCEBERNSTEIN VPS GROWTH PORTFOLIO - CLASS B
                             2004        $12.382      $13.835        14,842
                             2005        $13.835      $15.069        22,175
                             2006        $15.069      $14.520        17,454
                             2007        $14.520      $15.958        13,547
                             2008        $15.958      $ 8.936         6,550
                             2009        $ 8.936      $11.584         6,001
                             2010        $11.584      $12.973         4,699
                             2011        $12.973      $12.780         3,626
                             2012        $12.780      $14.160         2,740
                             2013        $14.160      $18.474         2,485
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $11.809         2,772
                             2006        $11.809      $15.568        10,204
                             2007        $15.568      $16.034        12,876
                             2008        $16.034      $ 7.307        13,303
                             2009        $ 7.307      $ 9.578        18,973
                             2010        $ 9.578      $ 9.747        11,118
                             2011        $ 9.747      $ 7.661         8,148
                             2012        $ 7.661      $ 8.534         8,180
                             2013        $ 8.534      $10.218         8,056

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO - CLASS B
                             2004        $11.421      $12.073         8,745
                             2005        $12.073      $13.527         8,623
                             2006        $13.527      $13.114         8,538
                             2007        $13.114      $14.533         4,562
                             2008        $14.533      $ 8.532         3,019
                             2009        $ 8.532      $11.413         1,457
                             2010        $11.413      $12.229           598
                             2011        $12.229      $11.541           596
                             2012        $11.541      $13.074           593
                             2013        $13.074      $17.474           591
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO - CLASS B
                             2004        $13.535      $15.724        32,306
                             2005        $15.724      $16.359        39,183
                             2006        $16.359      $18.228        39,093
                             2007        $18.228      $18.052        30,143
                             2008        $18.052      $11.315        16,276
                             2009        $11.315      $15.748        13,747
                             2010        $15.748      $19.450        13,111
                             2011        $19.450      $17.340        11,676
                             2012        $17.340      $20.040         9,489
                             2013        $20.040      $26.909         5,434
ALLIANCEBERNSTEIN VPS UTILITY INCOME PORTFOLIO - CLASS B
                             2005        $10.000      $10.892         1,020
                             2006        $10.892      $13.124         3,735
                             2007        $13.124      $15.625        29,685
                             2008        $15.625      $ 9.640        28,349
                             2009        $ 9.640      $10.355             0
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO - CLASS B
                             2005        $10.000      $10.673           659
                             2006        $10.673      $12.603         5,146
                             2007        $12.603      $11.782         3,874
                             2008        $11.782      $ 6.779         2,888
                             2009        $ 6.779      $ 8.005         4,222
                             2010        $ 8.005      $ 8.702         2,773
                             2011        $ 8.702      $ 8.170         1,269
                             2012        $ 8.170      $ 9.208         1,246
                             2013        $ 9.208      $12.262         1,227
FIDELITY VIP CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.824         8,956
                             2006        $11.824      $12.855        19,105
                             2007        $12.855      $14.709        27,527
                             2008        $14.709      $ 8.224        26,690
                             2009        $ 8.224      $10.869        15,854
                             2010        $10.869      $12.398        13,565
                             2011        $12.398      $11.760         8,667
                             2012        $11.760      $13.324         8,736
                             2013        $13.324      $17.022         6,802

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FIDELITY VIP GROWTH & INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $11.027         1,778
                             2006        $11.027      $12.142         5,215
                             2007        $12.142      $13.249         4,579
                             2008        $13.249      $ 7.509         9,341
                             2009        $ 7.509      $ 9.305        11,758
                             2010        $ 9.305      $10.399        13,708
                             2011        $10.399      $10.284        13,391
                             2012        $10.284      $11.863        11,594
                             2013        $11.863      $15.422        10,264
FIDELITY VIP HIGH INCOME PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $10.416         3,562
                             2006        $10.416      $11.283         6,975
                             2007        $11.283      $11.286         2,557
                             2008        $11.286      $ 8.242         2,502
                             2009        $ 8.242      $11.537         2,437
                             2010        $11.537      $12.794         2,413
                             2011        $12.794      $12.947         2,381
                             2012        $12.947      $14.395           388
                             2013        $14.395      $14.844           433
FIDELITY VIP MID CAP PORTFOLIO - SERVICE CLASS 2
                             2005        $10.000      $12.041         7,290
                             2006        $12.041      $13.205         7,834
                             2007        $13.205      $14.857         9,738
                             2008        $14.857      $ 8.753         7,778
                             2009        $ 8.753      $11.935         6,988
                             2010        $11.935      $14.971         7,694
                             2011        $14.971      $13.021         6,335
                             2012        $13.021      $14.552         2,922
                             2013        $14.552      $19.290         2,104
FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                             2006        $10.000      $10.154             0
                             2007        $10.154      $10.396         1,635
                             2008        $10.396      $10.423        17,552
                             2009        $10.423      $10.217        19,031
                             2010        $10.217      $ 9.975         7,382
                             2011        $ 9.975      $ 9.734        11,909
                             2012        $ 9.734      $ 9.496        23,976
                             2013        $ 9.496      $ 9.266         9,184
FTVIP FRANKLIN FLEX CAP GROWTH SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.090         1,272
                             2006        $11.090      $11.384             0
                             2007        $11.384      $12.695             0
                             2008        $12.695      $ 8.011             0
                             2009        $ 8.011      $10.392             0
                             2010        $10.392      $11.781             0
                             2011        $11.781      $10.942             0
                             2012        $10.942      $11.663             0
                             2013        $11.663      $15.644             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP FRANKLIN HIGH INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.634         6,647
                             2005        $10.634      $10.719        14,368
                             2006        $10.719      $11.437        14,254
                             2007        $11.437      $11.460        12,744
                             2008        $11.460      $ 8.566        12,386
                             2009        $ 8.566      $11.926        11,635
                             2010        $11.926      $13.177        13,640
                             2011        $13.177      $13.443        11,277
                             2012        $13.443      $15.155         9,470
                             2013        $15.155      $15.943         5,857
FTVIP FRANKLIN INCOME SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.175         4,497
                             2005        $11.175      $11.078        76,105
                             2006        $11.078      $12.780        61,026
                             2007        $12.780      $12.935        44,637
                             2008        $12.935      $ 8.877        13,575
                             2009        $ 8.877      $11.743        13,078
                             2010        $11.743      $12.909        14,108
                             2011        $12.909      $12.895        13,829
                             2012        $12.895      $14.171        23,700
                             2013        $14.171      $15.753        21,061
FTVIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND - CLASS 2
                             2005        $10.000      $11.316         2,392
                             2006        $11.316      $13.586         5,063
                             2007        $13.586      $14.823         4,574
                             2008        $14.823      $10.346         3,808
                             2009        $10.346      $12.447           954
                             2010        $12.447      $13.596           917
                             2011        $13.596      $12.872           883
                             2012        $12.872      $14.235           850
                             2013        $14.235      $17.723           679
FTVIP MUTUAL SHARES SECURITIES FUND - CLASS 2
                             2004        $10.000      $10.888         4,116
                             2005        $10.888      $11.745        49,639
                             2006        $11.745      $13.565        50,319
                             2007        $13.565      $13.693        48,680
                             2008        $13.693      $ 8.401        37,815
                             2009        $ 8.401      $10.331        32,235
                             2010        $10.331      $11.208        28,232
                             2011        $11.208      $10.821        20,437
                             2012        $10.821      $12.060        17,971
                             2013        $12.060      $15.091        13,435

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
FTVIP TEMPLETON FOREIGN SECURITIES FUND - CLASS 2
                             2004        $10.000      $11.453        11,972
                             2005        $11.453      $12.310        44,576
                             2006        $12.310      $14.587        32,629
                             2007        $14.587      $16.428        23,158
                             2008        $16.428      $ 9.555        15,164
                             2009        $ 9.555      $12.776        12,470
                             2010        $12.776      $13.512        14,182
                             2011        $13.512      $11.781        10,468
                             2012        $11.781      $13.588         9,389
                             2013        $13.588      $16.302         7,209
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
                             2005        $10.000      $10.463         2,852
                             2006        $10.463      $12.519         2,256
                             2007        $12.519      $12.243         6,122
                             2008        $12.243      $ 7.917         5,418
                             2009        $ 7.917      $ 9.139         5,266
                             2010        $ 9.139      $ 9.915         5,300
                             2011        $ 9.915      $ 8.991         3,122
                             2012        $ 8.991      $10.449         1,420
                             2013        $10.449      $13.582         1,420
GOLDMAN SACHS VIT MID CAP VALUE FUND
                             2005        $10.000      $11.312        12,386
                             2006        $11.312      $12.821        12,216
                             2007        $12.821      $12.838         4,622
                             2008        $12.838      $ 7.926         1,642
                             2009        $ 7.926      $10.296         1,367
                             2010        $10.296      $12.557         1,279
                             2011        $12.557      $11.470           188
                             2012        $11.470      $13.256           159
                             2013        $13.256      $17.186             0
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND
                             2005        $10.000      $11.278         7,303
                             2006        $11.278      $12.354        10,182
                             2007        $12.354      $10.037         4,483
                             2008        $10.037      $ 6.478         3,796
                             2009        $ 6.478      $ 8.069         2,701
                             2010        $ 8.069      $10.243         2,346
                             2011        $10.243      $10.061         2,625
                             2012        $10.061      $11.074         2,669
                             2013        $11.074      $14.653         2,394

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
                             2005        $10.000      $11.207         2,131
                             2006        $11.207      $12.344         3,422
                             2007        $12.344      $11.758         3,437
                             2008        $11.758      $ 7.280         3,100
                             2009        $ 7.280      $ 8.604         3,023
                             2010        $ 8.604      $ 9.472         3,040
                             2011        $ 9.472      $ 9.616         2,853
                             2012        $ 9.616      $10.737         2,879
                             2013        $10.737      $14.405         2,596
INVESCO V.I. AMERICAN FRANCHISE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN FRANCHISE FUND - SERIES II
                             2004        $11.761      $12.252        22,425
                             2005        $12.252      $12.867        25,650
                             2006        $12.867      $12.883        24,571
                             2007        $12.883      $14.659        16,961
                             2008        $14.659      $ 7.277        12,218
                             2009        $ 7.277      $11.759        11,178
                             2010        $11.759      $13.717         8,288
                             2011        $13.717      $12.528         7,280
                             2012        $12.528      $13.859         6,690
                             2013        $13.859      $18.902         4,630
INVESCO V.I. AMERICAN VALUE FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. AMERICAN VALUE FUND - SERIES II
                             2004        $13.304      $14.865        43,891
                             2005        $14.865      $16.265        40,547
                             2006        $16.265      $19.142        40,174
                             2007        $19.142      $20.119        31,164
                             2008        $20.119      $11.497        17,347
                             2009        $11.497      $15.609        14,256
                             2010        $15.609      $18.607        11,153
                             2011        $18.607      $18.304         9,438
                             2012        $18.304      $20.905         8,683
                             2013        $20.905      $27.316         5,889
INVESCO V.I. CAPITAL APPRECIATION - SERIES II
                             2004        $12.172      $12.627         8,568
                             2005        $12.627      $13.377         8,695
                             2006        $13.377      $13.842         8,220
                             2007        $13.842      $15.086         4,397
                             2008        $15.086      $ 8.444         2,057
                             2009        $ 8.444      $ 9.945         1,952
                             2010        $ 9.945      $11.178         1,737
                             2011        $11.178      $10.020           876
                             2012        $10.020      $11.465             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. COMSTOCK FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. COMSTOCK FUND - SERIES II
                             2004        $12.428      $14.238       178,082
                             2005        $14.238      $14.462       196,363
                             2006        $14.462      $16.374       189,732
                             2007        $16.374      $15.601       150,721
                             2008        $15.601      $ 9.771        83,824
                             2009        $ 9.771      $12.240        62,194
                             2010        $12.240      $13.816        51,988
                             2011        $13.816      $13.195        41,179
                             2012        $13.195      $15.309        39,122
                             2013        $15.309      $20.260        30,748
INVESCO V.I. CORE EQUITY FUND - SERIES II
                             2006        $10.000      $10.720        19,424
                             2007        $10.720      $11.281        11,535
                             2008        $11.281      $ 7.668         6,309
                             2009        $ 7.668      $ 9.574         5,446
                             2010        $ 9.574      $10.205         5,271
                             2011        $10.205      $ 9.927         5,033
                             2012        $ 9.927      $11.003         4,941
                             2013        $11.003      $13.840         4,112
INVESCO V.I. DIVERSIFIED DIVIDEND FUND - SERIES II
                             2004        $12.165      $12.842        51,747
                             2005        $12.842      $13.201        50,611
                             2006        $13.201      $14.274        43,834
                             2007        $14.274      $14.467        33,716
                             2008        $14.467      $ 8.968        21,010
                             2009        $ 8.968      $10.843        16,205
                             2010        $10.843      $11.658        11,455
                             2011        $11.658      $11.367         9,501
                             2012        $11.367      $13.126         8,591
                             2013        $13.126      $16.746         6,331
INVESCO V.I. EQUITY AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. EQUITY AND INCOME FUND - SERIES II
                             2004        $11.531      $12.546        20,354
                             2005        $12.546      $13.144        46,391
                             2006        $13.144      $14.437        36,026
                             2007        $14.437      $14.556        32,146
                             2008        $14.556      $10.980        19,557
                             2009        $10.980      $13.121        18,988
                             2010        $13.121      $14.341        15,572
                             2011        $14.341      $13.810        18,097
                             2012        $13.810      $15.141        16,969
                             2013        $15.141      $18.448        15,604

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. GLOBAL CORE EQUITY FUND - SERIES II
                             2011        $10.000      $11.342        13,705
                             2012        $11.342      $12.548        10,024
                             2013        $12.548      $14.966         8,301
INVESCO V.I. GLOBAL DIVIDEND GROWTH FUND - SERIES II
                             2004        $12.870      $14.396        30,596
                             2005        $14.396      $14.912        28,587
                             2006        $14.912      $17.692        28,541
                             2007        $17.692      $18.426        25,097
                             2008        $18.426      $10.590        19,579
                             2009        $10.590      $11.996        18,172
                             2010        $11.996      $13.095        13,888
                             2011        $13.095      $14.079             0
INVESCO V.I. GROWTH AND INCOME FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
                             2004        $12.326      $13.724        75,861
                             2005        $13.724      $14.691        78,843
                             2006        $14.691      $16.623        79,246
                             2007        $16.623      $16.625        55,286
                             2008        $16.625      $10.994        33,729
                             2009        $10.994      $13.312        28,456
                             2010        $13.312      $14.571        25,045
                             2011        $14.571      $13.895        23,964
                             2012        $13.895      $15.500        21,127
                             2013        $15.500      $20.228        13,457
INVESCO V.I. HIGH YIELD FUND - SERIES II
                             2013        $10.000      $17.325         1,314
INVESCO V.I. HIGH YIELD SECURITIES FUND - SERIES II
                             2004        $11.243      $12.018        38,139
                             2005        $12.018      $11.951        28,345
                             2006        $11.951      $12.711        25,841
                             2007        $12.711      $12.883        19,505
                             2008        $12.883      $ 9.653         7,974
                             2009        $ 9.653      $13.586         8,242
                             2010        $13.586      $14.575         5,514
                             2011        $14.575      $14.455         3,599
                             2012        $14.455      $16.711         2,087
                             2013        $16.711      $17.182             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. INCOME BUILDER FUND - SERIES II
                             2004        $11.575      $12.503        19,582
                             2005        $12.503      $13.017        22,418
                             2006        $13.017      $14.473        16,710
                             2007        $14.473      $14.523        14,387
                             2008        $14.523      $10.422        10,283
                             2009        $10.422      $12.699         7,833
                             2010        $12.699      $13.893         5,527
                             2011        $13.893      $14.737             0
INVESCO V.I. INTERNATIONAL GROWTH FUND - SERIES II
                             2011        $10.000      $ 7.746         5,453
                             2012        $ 7.746      $ 8.710         4,422
                             2013        $ 8.710      $10.088         3,448
INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
                             2004        $10.000      $10.741         4,991
                             2005        $10.741      $11.242         9,250
                             2006        $11.242      $12.173         9,212
                             2007        $12.173      $12.977         5,342
                             2008        $12.977      $ 9.029         3,714
                             2009        $ 9.029      $11.438         3,193
                             2010        $11.438      $12.697         3,118
                             2011        $12.697      $11.582         2,983
                             2012        $11.582      $12.498         2,968
                             2013        $12.498      $15.664         2,770
INVESCO V.I. MID CAP GROWTH FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
                             2004        $12.763      $14.307         2,363
                             2005        $14.307      $15.510         1,854
                             2006        $15.510      $15.877         5,087
                             2007        $15.877      $18.214         4,632
                             2008        $18.214      $ 9.446         3,888
                             2009        $ 9.446      $14.411         1,655
                             2010        $14.411      $17.895         1,642
                             2011        $17.895      $15.825         1,286
                             2012        $15.825      $17.233         1,276
                             2013        $17.233      $22.966         1,033
INVESCO V.I. S&P 500 INDEX FUND - SERIES II
                             2004        $12.019      $12.933       102,644
                             2005        $12.933      $13.178        64,876
                             2006        $13.178      $14.813        61,182
                             2007        $14.813      $15.173        40,469
                             2008        $15.173      $ 9.286        20,161
                             2009        $ 9.286      $11.420        20,302
                             2010        $11.420      $12.767        24,739
                             2011        $12.767      $12.647        23,628
                             2012        $12.647      $14.252        11,873
                             2013        $14.252      $18.292         8,222

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
INVESCO V.I. VALUE OPPORTUNITIES FUND - SERIES II
FORMERLY, INVESCO VAN KAMPEN V.I. VALUE OPPORTUNITIES FUND - SERIES II
                             2004        $12.821      $13.864        35,057
                             2005        $13.864      $14.261        36,380
                             2006        $14.261      $15.715        32,440
                             2007        $15.715      $15.538        20,565
                             2008        $15.538      $ 7.291        12,921
                             2009        $ 7.291      $10.508        10,284
                             2010        $10.508      $10.964         7,492
                             2011        $10.964      $10.334         7,092
                             2012        $10.334      $11.861         6,153
                             2013        $11.861      $15.422         3,848
INVESCO VAN KAMPEN V.I. INTERNATIONAL GROWTH EQUITY FUND - SERIES II
                             2006        $10.000      $10.676         7,588
                             2007        $10.676      $11.900         7,542
                             2008        $11.900      $ 5.976         5,602
                             2009        $ 5.976      $ 7.960         5,552
                             2010        $ 7.960      $ 8.535         5,504
                             2011        $ 8.535      $ 9.268             0
MORGAN STANLEY VIS - GLOBAL INFRASTRUCTURE PORTFOLIO - CLASS Y
                             2004        $11.415      $13.396        10,426
                             2005        $13.396      $14.946        12,802
                             2006        $14.946      $17.503        12,535
                             2007        $17.503      $20.495        10,042
                             2008        $20.495      $13.307         4,567
                             2009        $13.307      $15.427         2,760
                             2010        $15.427      $16.066         1,634
                             2011        $16.066      $18.155         1,166
                             2012        $18.155      $20.977           691
                             2013        $20.977      $24.055           536
MORGAN STANLEY VIS AGGRESSIVE EQUITY PORTFOLIO - CLASS Y
                             2004        $12.139      $13.320         3,241
                             2005        $13.320      $15.949         3,181
                             2006        $15.949      $16.750         7,063
                             2007        $16.750      $19.507         6,963
                             2008        $19.507      $ 9.705         6,570
                             2009        $ 9.705      $16.007         5,079
                             2010        $16.007      $19.635         4,683
                             2011        $19.635      $17.702           872
                             2012        $17.702      $19.275           866
                             2013        $19.275      $20.396             0

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS EUROPEAN EQUITY PORTFOLIO - CLASS Y
                             2004        $12.592      $13.817        10,696
                             2005        $13.817      $14.608         8,364
                             2006        $14.608      $18.511         8,311
                             2007        $18.511      $20.828         4,197
                             2008        $20.828      $11.613         4,158
                             2009        $11.613      $14.435         3,080
                             2010        $14.435      $15.064         1,727
                             2011        $15.064      $13.249         1,149
                             2012        $13.249      $15.272         1,126
                             2013        $15.272      $18.952           927
MORGAN STANLEY VIS GLOBAL ADVANTAGE PORTFOLIO - CLASS Y
                             2004        $12.504      $13.698         5,041
                             2005        $13.698      $14.226         3,870
                             2006        $14.226      $16.427         3,458
                             2007        $16.427      $18.697         2,468
                             2008        $18.697      $10.222         1,089
                             2009        $10.222      $ 9.738             0
MORGAN STANLEY VIS INCOME PLUS PORTFOLIO - CLASS Y
                             2004        $10.230      $10.487        92,904
                             2005        $10.487      $10.547        90,593
                             2006        $10.547      $10.839        84,056
                             2007        $10.839      $11.180        66,765
                             2008        $11.180      $ 9.913        38,497
                             2009        $ 9.913      $11.827        34,055
                             2010        $11.827      $12.579        30,333
                             2011        $12.579      $12.851        24,042
                             2012        $12.851      $14.270        23,334
                             2013        $14.270      $14.035        21,611
MORGAN STANLEY VIS LIMITED DURATION PORTFOLIO - CLASS Y
                             2004        $ 9.940      $ 9.811        94,383
                             2005        $ 9.811      $ 9.717        88,918
                             2006        $ 9.717      $ 9.862        65,153
                             2007        $ 9.862      $ 9.890        35,340
                             2008        $ 9.890      $ 8.180        16,180
                             2009        $ 8.180      $ 8.424        13,614
                             2010        $ 8.424      $ 8.401        13,565
                             2011        $ 8.401      $ 8.397        11,676
                             2012        $ 8.397      $ 8.442         8,794
                             2013        $ 8.442      $ 8.244         7,992

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
MORGAN STANLEY VIS MONEY MARKET PORTFOLIO - CLASS Y
                             2004        $ 9.859      $ 9.677        41,290
                             2005        $ 9.677      $ 9.681        69,278
                             2006        $ 9.681      $ 9.857        57,071
                             2007        $ 9.857      $10.064        37,871
                             2008        $10.064      $10.034        25,604
                             2009        $10.034      $ 9.790        20,320
                             2010        $ 9.790      $ 9.552        16,666
                             2011        $ 9.552      $ 9.321        15,259
                             2012        $ 9.321      $ 9.094        12,590
                             2013        $ 9.094      $ 8.873        11,831
MORGAN STANLEY VIS MULTI CAP GROWTH PORTFOLIO - CLASS Y
                             2004        $11.792      $12.754        25,136
                             2005        $12.754      $14.671        22,652
                             2006        $14.671      $14.874        23,211
                             2007        $14.874      $17.301        19,014
                             2008        $17.301      $ 8.819        18,448
                             2009        $ 8.819      $14.700        13,637
                             2010        $14.700      $18.275        12,227
                             2011        $18.275      $16.588         8,751
                             2012        $16.588      $18.139         9,247
                             2013        $18.139      $26.612         7,485
MORGAN STANLEY VIS STRATEGIST PORTFOLIO - CLASS Y
                             2004        $11.940      $12.827        12,457
                             2005        $12.827      $13.524        15,534
                             2006        $13.524      $15.141        18,668
                             2007        $15.141      $16.007        17,363
                             2008        $16.007      $11.837        16,923
                             2009        $11.837      $13.793        22,215
                             2010        $13.793      $14.331        16,599
                             2011        $14.331      $12.845        14,336
                             2012        $12.845      $13.368         9,543
                             2013        $13.368      $14.190             0
PIMCO COMMODITYREALRETURN(R) STRATEGY PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $ 9.442         2,944
                             2007        $ 9.442      $11.342         6,430
                             2008        $11.342      $ 6.212         9,626
                             2009        $ 6.212      $ 8.583        10,006
                             2010        $ 8.583      $10.404        10,460
                             2011        $10.404      $ 9.385        10,661
                             2012        $ 9.385      $ 9.625         7,984
                             2013        $ 9.625      $ 8.008         5,402

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PIMCO EMERGING MARKETS BOND PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.648         3,456
                             2007        $10.648      $10.982           774
                             2008        $10.982      $ 9.143           676
                             2009        $ 9.143      $11.637           673
                             2010        $11.637      $12.721         1,680
                             2011        $12.721      $13.183         1,529
                             2012        $13.183      $15.144         1,466
                             2013        $15.144      $13.734           953
PIMCO REAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.066             0
                             2007        $10.066      $10.858             0
                             2008        $10.858      $ 9.837         2,392
                             2009        $ 9.837      $11.351         2,578
                             2010        $11.351      $11.961         2,873
                             2011        $11.961      $13.020         2,772
                             2012        $13.020      $13.799         2,881
                             2013        $13.799      $12.209         3,322
PIMCO TOTAL RETURN PORTFOLIO - ADVISOR SHARES
                             2006        $10.000      $10.248             0
                             2007        $10.248      $10.862         1,230
                             2008        $10.862      $11.096        19,198
                             2009        $11.096      $12.337        19,811
                             2010        $12.337      $13.000        21,232
                             2011        $13.000      $13.129        16,651
                             2012        $13.129      $14.023        14,463
                             2013        $14.023      $13.399        12,587
PUTNAM VT EQUITY INCOME FUND - CLASS IB
                             2009        $10.000      $ 7.754         3,013
                             2010        $ 7.754      $ 8.518         2,859
                             2011        $ 8.518      $ 8.471         7,964
                             2012        $ 8.471      $ 9.859         7,865
                             2013        $ 9.859      $12.736         7,691

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT GEORGE PUTNAM BALANCED FUND - CLASS IB
                             2004        $11.253      $11.880        11,902
                             2005        $11.880      $12.055        13,365
                             2006        $12.055      $13.163        13,379
                             2007        $13.163      $12.963         9,899
                             2008        $12.963      $ 7.496         4,447
                             2009        $ 7.496      $ 9.188         2,652
                             2010        $ 9.188      $ 9.934         2,631
                             2011        $ 9.934      $ 9.961         2,597
                             2012        $ 9.961      $10.935         2,512
                             2013        $10.935      $12.599         2,413
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB
                             2004        $12.222      $13.249         5,240
                             2005        $13.249      $13.602         5,227
                             2006        $13.602      $15.383         5,215
                             2007        $15.383      $14.099         4,888
                             2008        $14.099      $ 8.432         4,461
                             2009        $ 8.432      $10.679         4,446
                             2010        $10.679      $11.916         4,432
                             2011        $11.916      $11.086         4,419
                             2012        $11.086      $12.885         4,405
                             2013        $12.885      $17.056         4,394
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB
                             2004        $12.589      $14.272        20,686
                             2005        $14.272      $15.623        28,722
                             2006        $15.623      $19.468        28,470
                             2007        $19.468      $20.579        17,507
                             2008        $20.579      $11.252        15,481
                             2009        $11.252      $13.682        14,782
                             2010        $13.682      $14.687        11,715
                             2011        $14.687      $11.902        13,938
                             2012        $11.902      $14.156        13,207
                             2013        $14.156      $17.688        10,119
PUTNAM VT INVESTORS FUND - CLASS IB
                             2004        $12.089      $13.285         4,105
                             2005        $13.285      $14.103         4,040
                             2006        $14.103      $15.677         3,467
                             2007        $15.677      $14.502         3,369
                             2008        $14.502      $ 8.553         2,165
                             2009        $ 8.553      $10.916         2,108
                             2010        $10.916      $12.132           504
                             2011        $12.132      $11.842           458
                             2012        $11.842      $13.496           418
                             2013        $13.496      $17.792           385

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
PUTNAM VT NEW VALUE FUND - CLASS IB
                             2005        $10.000      $10.862         1,793
                             2006        $10.862      $12.295         2,686
                             2007        $12.295      $11.407         2,840
                             2008        $11.407      $ 6.147         3,149
                             2009        $ 6.147      $ 5.782             0
PUTNAM VT VOYAGER FUND - CLASS IB
                             2004        $11.660      $11.948        16,651
                             2005        $11.948      $12.321        16,656
                             2006        $12.321      $12.675        17,041
                             2007        $12.675      $13.046        10,766
                             2008        $13.046      $ 8.014         9,936
                             2009        $ 8.014      $12.815         9,708
                             2010        $12.815      $15.102         9,529
                             2011        $15.102      $12.104        16,403
                             2012        $12.104      $13.489        16,235
                             2013        $13.489      $18.914        12,765
UIF EMERGING MARKETS DEBT PORTFOLIO, CLASS II
                             2004        $11.231      $12.061         7,170
                             2005        $12.061      $13.196         7,477
                             2006        $13.196      $14.266         7,379
                             2007        $14.266      $14.806         6,837
                             2008        $14.806      $12.281         4,504
                             2009        $12.281      $15.589         3,613
                             2010        $15.589      $16.690         2,839
                             2011        $16.690      $17.405         2,488
                             2012        $17.405      $20.015         1,966
                             2013        $20.015      $17.816         1,540
UIF EMERGING MARKETS EQUITY PORTFOLIO, CLASS II
                             2004        $14.796      $17.755        15,023
                             2005        $17.755      $23.173        14,594
                             2006        $23.173      $31.012        15,194
                             2007        $31.012      $42.491         9,319
                             2008        $42.491      $17.931         7,301
                             2009        $17.931      $29.760         6,887
                             2010        $29.760      $34.536         9,030
                             2011        $34.536      $27.549         6,772
                             2012        $27.549      $32.208         4,214
                             2013        $32.208      $31.076         3,347

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF GLOBAL FRANCHISE PORTFOLIO, CLASS II
                             2004        $12.155      $13.373        50,007
                             2005        $13.373      $14.610        75,653
                             2006        $14.610      $17.321        66,294
                             2007        $17.321      $18.548        52,197
                             2008        $18.548      $12.858        32,208
                             2009        $12.858      $16.253        28,549
                             2010        $16.253      $18.085        25,814
                             2011        $18.085      $19.241        18,347
                             2012        $19.241      $21.697        16,319
                             2013        $21.697      $25.330        12,663
UIF GLOBAL TACTICAL ASSET ALLOCATION PORTFOLIO, CLASS II
                             2013        $10.000      $15.377         7,028
UIF GROWTH PORTFOLIO, CLASS II
                             2004        $11.623      $12.182        41,302
                             2005        $12.182      $13.726        26,167
                             2006        $13.726      $13.902        26,359
                             2007        $13.902      $16.499         9,835
                             2008        $16.499      $ 8.153         9,255
                             2009        $ 8.153      $13.136         5,348
                             2010        $13.136      $15.713         4,624
                             2011        $15.713      $14.864         3,473
                             2012        $14.864      $16.539         3,058
                             2013        $16.539      $23.836           757
UIF MID CAP GROWTH PORTFOLIO, CLASS II
                             2004        $13.014      $15.423        47,346
                             2005        $15.423      $17.651        51,361
                             2006        $17.651      $18.795        46,598
                             2007        $18.795      $22.480        33,740
                             2008        $22.480      $11.663        15,464
                             2009        $11.663      $17.906        11,597
                             2010        $17.906      $23.107         9,894
                             2011        $23.107      $20.927         8,018
                             2012        $20.927      $22.148         5,898
                             2013        $22.148      $29.707         4,075

                                      ACCUMULATION  ACCUMULATION   NUMBER OF
                         FOR THE YEAR UNIT VALUE AT  UNIT VALUE      UNITS
                            ENDING      BEGINNING      AT END    OUTSTANDING AT
SUB-ACCOUNTS             DECEMBER 31    OF PERIOD    OF PERIOD   END OF PERIOD
------------             ------------ ------------- ------------ --------------
UIF SMALL COMPANY GROWTH PORTFOLIO, CLASS II
                             2004        $13.515      $15.684        39,426
                             2005        $15.684      $17.274        31,835
                             2006        $17.274      $18.848        26,580
                             2007        $18.848      $18.930        15,154
                             2008        $18.930      $11.000         8,798
                             2009        $11.000      $15.737         7,506
                             2010        $15.737      $19.431         6,465
                             2011        $19.431      $17.306         4,502
                             2012        $17.306      $19.365         4,390
                             2013        $19.365      $32.370         3,421
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                             2004        $12.685      $16.840        38,255
                             2005        $16.840      $19.183        34,422
                             2006        $19.183      $25.767        30,701
                             2007        $25.767      $20.793        22,386
                             2008        $20.793      $12.565        14,297
                             2009        $12.565      $15.751        12,232
                             2010        $15.751      $19.904         9,878
                             2011        $19.904      $20.519         8,318
                             2012        $20.519      $23.145         6,955
                             2013        $23.145      $22.975         5,372


* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.19%.

                         ------------------------------
                         ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                         Financial Statements as of December 31, 2013 and for the years ended December 31, 2013 and 2012 and Report of Independent Registered Public Accounting Firm

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contractholders of Allstate Financial Advisors Separate Account I and Board of Directors of Allstate Life Insurance Company:

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I (the "Account") as of December 31, 2013, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts disclosed in Note 1 which comprise the Allstate Financial Advisors Separate Account I as of December 31, 2013, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, IL

March 28, 2014

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                AST
                             ACADEMIC                   AST         AST         AST         AST
                            STRATEGIES      AST      BALANCED    BLACKROCK     BOND        BOND
                               ASSET     ADVANCED      ASSET      GLOBAL     PORTFOLIO   PORTFOLIO
                            ALLOCATION  STRATEGIES  ALLOCATION  STRATEGIES     2018        2019
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value. $6,288,316  $2,674,582  $10,076,295   $18,877    $598,146    $313,192
                            ----------  ----------  -----------   -------    --------    --------
    Total assets........... $6,288,316  $2,674,582  $10,076,295   $18,877    $598,146    $313,192
                            ==========  ==========  ===========   =======    ========    ========
NET ASSETS
Accumulation units......... $6,288,316  $2,674,582  $10,076,295   $18,877    $598,146    $313,192
Contracts in payout
 (annuitization) period....         --          --           --        --          --          --
                            ----------  ----------  -----------   -------    --------    --------
    Total net assets....... $6,288,316  $2,674,582  $10,076,295   $18,877    $598,146    $313,192
                            ==========  ==========  ===========   =======    ========    ========
FUND SHARE
 INFORMATION
Number of shares...........    500,264     189,956      730,166     1,650      49,763      31,796
                            ==========  ==========  ===========   =======    ========    ========
Cost of investments........ $5,139,788  $1,944,712  $ 7,318,058   $16,632    $549,423    $349,035
                            ==========  ==========  ===========   =======    ========    ========
ACCUMULATION UNIT
 VALUE
    Lowest................. $    10.16  $    11.92  $     11.47   $ 10.64    $  11.07    $  11.03
                            ==========  ==========  ===========   =======    ========    ========
    Highest................ $    15.27  $    17.34  $     16.38   $ 11.20    $  13.75    $  13.65
                            ==========  ==========  ===========   =======    ========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                AST         AST         AST         AST     AST CAPITAL     AST
                               BOND        BOND        BOND        BOND       GROWTH      COHEN &
                             PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET      STEERS
                               2020        2022        2023        2024     ALLOCATION    REALTY
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.   $    1     $135,228   $1,267,865   $239,325   $7,452,629    $84,561
                              ------     --------   ----------   --------   ----------    -------
    Total assets...........   $    1     $135,228   $1,267,865   $239,325   $7,452,629    $84,561
                              ======     ========   ==========   ========   ==========    =======
NET ASSETS
Accumulation units.........   $    1     $135,228   $1,267,865   $239,325   $7,452,629    $84,561
Contracts in payout
 (annuitization) period....       --           --           --         --           --         --
                              ------     --------   ----------   --------   ----------    -------
    Total net assets.......   $    1     $135,228   $1,267,865   $239,325   $7,452,629    $84,561
                              ======     ========   ==========   ========   ==========    =======
FUND SHARE
 INFORMATION
Number of shares...........       --       11,588      133,319     26,860      531,951     11,170
                              ======     ========   ==========   ========   ==========    =======
Cost of investments........   $    1     $138,699   $1,301,465   $245,284   $5,474,961    $87,348
                              ======     ========   ==========   ========   ==========    =======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $10.49     $  10.72   $     8.97   $   8.65   $    11.16    $ 11.15
                              ======     ========   ==========   ========   ==========    =======
    Highest................   $11.15     $  11.18   $     9.23   $   8.78   $    17.60    $ 21.94
                              ======     ========   ==========   ========   ==========    =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------------
                             ADVANCED     ADVANCED     ADVANCED      ADVANCED     ADVANCED     ADVANCED
                              SERIES       SERIES       SERIES        SERIES       SERIES       SERIES
                               TRUST        TRUST        TRUST        TRUST         TRUST       TRUST
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ------------- ----------- -------------- ----------- ------------
                                                                       AST                       AST
                                AST          AST          AST        FRANKLIN        AST       GOLDMAN
                             FEDERATED  FI PYRAMIS(R) FIRST TRUST   TEMPLETON      GLOBAL       SACHS
                            AGGRESSIVE      ASSET      BALANCED   FOUNDING FUNDS    REAL     CONCENTRATED
                              GROWTH     ALLOCATION     TARGET      ALLOCATION     ESTATE       GROWTH
                            ----------- ------------- ----------- -------------- ----------- ------------
ASSETS
Investments, at fair value.   $25,180     $318,389    $2,402,046    $3,337,370     $2,641      $54,879
                              -------     --------    ----------    ----------     ------      -------
    Total assets...........   $25,180     $318,389    $2,402,046    $3,337,370     $2,641      $54,879
                              =======     ========    ==========    ==========     ======      =======
NET ASSETS
Accumulation units.........   $25,180     $318,389    $2,402,046    $3,337,370     $2,641      $54,879
Contracts in payout
 (annuitization) period....        --           --            --            --         --           --
                              -------     --------    ----------    ----------     ------      -------
    Total net assets.......   $25,180     $318,389    $2,402,046    $3,337,370     $2,641      $54,879
                              =======     ========    ==========    ==========     ======      =======
FUND SHARE
 INFORMATION
Number of shares...........     1,857       25,289       204,604       246,664        268        1,350
                              =======     ========    ==========    ==========     ======      =======
Cost of investments........   $18,207     $240,824    $1,974,820    $2,673,928     $1,905      $30,668
                              =======     ========    ==========    ==========     ======      =======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $ 12.56     $  11.88    $    10.30    $    12.89     $10.90      $ 13.01
                              =======     ========    ==========    ==========     ======      =======
    Highest................   $ 23.42     $  16.61    $    16.29    $    13.31     $19.50      $ 19.58
                              =======     ========    ==========    ==========     ======      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                AST         AST                     AST
                              GOLDMAN     GOLDMAN       AST       GOLDMAN       AST
                               SACHS       SACHS      GOLDMAN      SACHS      HERNDON
                             LARGE-CAP    MID-CAP      SACHS     SMALL-CAP   LARGE-CAP      AST
                               VALUE      GROWTH    MULTI-ASSET    VALUE       VALUE    HIGH YIELD
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.   $10,708     $54,699    $574,234     $7,693      $25,465     $88,675
                              -------     -------    --------     ------      -------     -------
    Total assets...........   $10,708     $54,699    $574,234     $7,693      $25,465     $88,675
                              =======     =======    ========     ======      =======     =======
NET ASSETS
Accumulation units.........   $10,708     $54,699    $574,234     $7,693      $25,465     $88,675
Contracts in payout
 (annuitization) period....        --          --          --         --           --          --
                              -------     -------    --------     ------      -------     -------
    Total net assets.......   $10,708     $54,699    $574,234     $7,693      $25,465     $88,675
                              =======     =======    ========     ======      =======     =======
FUND SHARE
 INFORMATION
Number of shares...........       455       7,882      49,375        458        1,985      10,801
                              =======     =======    ========     ======      =======     =======
Cost of investments........   $ 8,804     $40,035    $453,266     $4,265      $21,157     $79,589
                              =======     =======    ========     ======      =======     =======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $ 10.47     $ 15.17    $  11.00     $17.46      $ 10.58     $ 12.82
                              =======     =======    ========     ======      =======     =======
    Highest................   $ 19.27     $ 22.97    $  14.76     $24.38      $ 20.19     $ 16.57
                              =======     =======    ========     ======      =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -------------------------------------------------------------------------------
                              ADVANCED      ADVANCED     ADVANCED    ADVANCED     ADVANCED      ADVANCED
                               SERIES        SERIES       SERIES      SERIES       SERIES        SERIES
                                TRUST         TRUST        TRUST       TRUST        TRUST         TRUST
                             SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ------------- ----------- ----------- ------------- -------------
                                                            AST         AST          AST           AST
                                 AST           AST      INVESTMENT  J.P. MORGAN  J.P. MORGAN   J.P. MORGAN
                            INTERNATIONAL INTERNATIONAL    GRADE      GLOBAL    INTERNATIONAL   STRATEGIC
                               GROWTH         VALUE        BOND      THEMATIC      EQUITY     OPPORTUNITIES
                            ------------- ------------- ----------- ----------- ------------- -------------
ASSETS
Investments, at fair value.    $49,492       $64,886    $2,488,268   $178,210      $53,480     $3,339,028
                               -------       -------    ----------   --------      -------     ----------
    Total assets...........    $49,492       $64,886    $2,488,268   $178,210      $53,480     $3,339,028
                               =======       =======    ==========   ========      =======     ==========
NET ASSETS
Accumulation units.........    $49,492       $64,886    $2,488,268   $178,210      $53,480     $3,339,028
Contracts in payout
 (annuitization) period....         --            --            --         --           --             --
                               -------       -------    ----------   --------      -------     ----------
    Total net assets.......    $49,492       $64,886    $2,488,268   $178,210      $53,480     $3,339,028
                               =======       =======    ==========   ========      =======     ==========
FUND SHARE
 INFORMATION
Number of shares...........      3,505         3,536       389,400     14,177        2,088        214,040
                               =======       =======    ==========   ========      =======     ==========
Cost of investments........    $41,583       $65,456    $2,473,392   $137,913      $44,840     $2,629,494
                               =======       =======    ==========   ========      =======     ==========
ACCUMULATION UNIT
 VALUE
    Lowest.................    $  9.06       $  8.82    $    13.02   $  11.78      $  9.60     $    10.97
                               =======       =======    ==========   ========      =======     ==========
    Highest................    $ 17.57       $ 16.44    $    15.02   $  16.96      $ 17.24     $    14.30
                               =======       =======    ==========   ========      =======     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                            AST
                                          LOOMIS        AST
                                AST       SAYLES    LORD ABBETT     AST         AST         AST
                             LARGE-CAP   LARGE-CAP  CORE FIXED  MFS GLOBAL      MFS       MID-CAP
                               VALUE      GROWTH      INCOME      EQUITY      GROWTH       VALUE
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.   $8,290     $132,822     $58,466     $67,341     $17,971     $40,887
                              ------     --------     -------     -------     -------     -------
    Total assets...........   $8,290     $132,822     $58,466     $67,341     $17,971     $40,887
                              ======     ========     =======     =======     =======     =======
NET ASSETS
Accumulation units.........   $8,290     $132,822     $58,466     $67,341     $17,971     $40,887
Contracts in payout
 (annuitization) period....       --           --          --          --          --          --
                              ------     --------     -------     -------     -------     -------
    Total net assets.......   $8,290     $132,822     $58,466     $67,341     $17,971     $40,887
                              ======     ========     =======     =======     =======     =======
FUND SHARE
 INFORMATION
Number of shares...........      417        4,552       5,188       4,445       1,177       2,301
                              ======     ========     =======     =======     =======     =======
Cost of investments........   $5,996     $ 90,441     $54,250     $50,230     $10,243     $20,659
                              ======     ========     =======     =======     =======     =======
ACCUMULATION UNIT
 VALUE
    Lowest.................   $10.08     $  12.26     $ 11.86     $ 13.14     $ 13.02     $ 13.34
                              ======     ========     =======     =======     =======     =======
    Highest................   $20.91     $  21.44     $ 14.52     $ 21.11     $ 20.20     $ 22.94
                              ======     ========     =======     =======     =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                              SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ----------- -----------
                                            AST         AST         AST         AST         AST
                                         NEUBERGER   NEUBERGER      NEW     PARAMETRIC     PIMCO
                                AST      BERMAN /     BERMAN     DISCOVERY   EMERGING     LIMITED
                               MONEY    LSV MID-CAP   MID-CAP      ASSET      MARKETS    MATURITY
                              MARKET       VALUE      GROWTH    ALLOCATION    EQUITY       BOND
                            ----------- ----------- ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.  $421,579     $25,901     $51,637     $3,451      $15,837    $102,865
                             --------     -------     -------     ------      -------    --------
    Total assets...........  $421,579     $25,901     $51,637     $3,451      $15,837    $102,865
                             ========     =======     =======     ======      =======    ========
NET ASSETS
Accumulation units.........  $421,579     $25,901     $51,637     $3,451      $15,837    $102,865
Contracts in payout
 (annuitization) period....        --          --          --         --           --          --
                             --------     -------     -------     ------      -------    --------
    Total net assets.......  $421,579     $25,901     $51,637     $3,451      $15,837    $102,865
                             ========     =======     =======     ======      =======    ========
FUND SHARE
 INFORMATION
Number of shares...........   421,579       1,076       1,595        281        1,766       9,939
                             ========     =======     =======     ======      =======    ========
Cost of investments........  $421,579     $17,019     $33,510     $3,246      $14,275    $109,175
                             ========     =======     =======     ======      =======    ========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $   8.74     $ 13.87     $ 12.85     $11.82      $  9.34    $  10.10
                             ========     =======     =======     ======      =======    ========
    Highest................  $   9.84     $ 25.45     $ 22.34     $12.21      $ 15.79    $  11.85
                             ========     =======     =======     ======      =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -------------------------------------------------------------------------
                              ADVANCED     ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                               SERIES       SERIES      SERIES      SERIES      SERIES      SERIES
                               TRUST        TRUST        TRUST       TRUST       TRUST       TRUST
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                            ------------ ------------ ----------- ----------- ----------- -----------
                                AST          AST          AST         AST                     AST
                               PIMCO     PRESERVATION PRUDENTIAL    QMA US        AST      SCHRODERS
                            TOTAL RETURN    ASSET       GROWTH      EQUITY     RCM WORLD    GLOBAL
                                BOND      ALLOCATION  ALLOCATION     ALPHA      TRENDS     TACTICAL
                            ------------ ------------ ----------- ----------- ----------- -----------
ASSETS
Investments, at fair value.   $113,997    $8,487,378  $9,290,520    $47,252   $1,549,814   $519,664
                              --------    ----------  ----------    -------   ----------   --------
    Total assets...........   $113,997    $8,487,378  $9,290,520    $47,252   $1,549,814   $519,664
                              ========    ==========  ==========    =======   ==========   ========
NET ASSETS
Accumulation units.........   $113,997    $8,487,378  $9,290,520    $47,252   $1,549,814   $519,664
Contracts in payout
 (annuitization) period....         --            --          --         --           --         --
                              --------    ----------  ----------    -------   ----------   --------
    Total net assets.......   $113,997    $8,487,378  $9,290,520    $47,252   $1,549,814   $519,664
                              ========    ==========  ==========    =======   ==========   ========
FUND SHARE
 INFORMATION
Number of shares...........      9,276       644,938     776,799      2,624      135,001     37,145
                              ========    ==========  ==========    =======   ==========   ========
Cost of investments........   $110,252    $6,761,946  $7,559,639    $32,822   $1,112,302   $372,584
                              ========    ==========  ==========    =======   ==========   ========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $  11.67    $    11.62  $     9.91    $ 11.60   $    10.77   $  11.31
                              ========    ==========  ==========    =======   ==========   ========
    Highest................   $  13.61    $    14.48  $    16.61    $ 22.22   $    15.07   $  17.47
                              ========    ==========  ==========    =======   ==========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            ---------------------------------------------------------------------------
                             ADVANCED    ADVANCED    ADVANCED    ADVANCED     ADVANCED      ADVANCED
                              SERIES      SERIES      SERIES      SERIES       SERIES        SERIES
                               TRUST       TRUST       TRUST       TRUST        TRUST         TRUST
                            SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            ----------- ----------- ----------- ----------- ------------- -------------
                                AST
                             SCHRODERS                                           AST           AST
                            MULTI-ASSET     AST         AST         AST     T. ROWE PRICE T. ROWE PRICE
                               WORLD     SMALL-CAP   SMALL-CAP   TEMPLETON      ASSET        EQUITY
                            STRATEGIES    GROWTH       VALUE    GLOBAL BOND  ALLOCATION      INCOME
                            ----------- ----------- ----------- ----------- ------------- -------------
ASSETS
Investments, at fair value.  $704,000     $3,689      $29,661     $56,087    $6,584,731      $77,022
                             --------     ------      -------     -------    ----------      -------
    Total assets...........  $704,000     $3,689      $29,661     $56,087    $6,584,731      $77,022
                             ========     ======      =======     =======    ==========      =======
NET ASSETS
Accumulation units.........  $704,000     $3,689      $29,661     $56,087    $6,584,731      $77,022
Contracts in payout
 (annuitization) period....        --         --           --          --            --           --
                             --------     ------      -------     -------    ----------      -------
    Total net assets.......  $704,000     $3,689      $29,661     $56,087    $6,584,731      $77,022
                             ========     ======      =======     =======    ==========      =======
FUND SHARE
 INFORMATION
Number of shares...........    44,529        120        1,447       5,208       295,544        6,252
                             ========     ======      =======     =======    ==========      =======
Cost of investments........  $536,475     $1,696      $15,686     $58,204    $4,852,225      $53,538
                             ========     ======      =======     =======    ==========      =======
ACCUMULATION UNIT
 VALUE
    Lowest.................  $  10.83     $14.98      $ 13.81     $ 10.48    $    12.04      $  9.84
                             ========     ======      =======     =======    ==========      =======
    Highest................  $  15.76     $24.93      $ 23.06     $ 12.23    $    16.97      $ 20.25
                             ========     ======      =======     =======    ==========      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        ---------------------------------------------------------------------------------
                                                                                ALLIANCE      ALLIANCE
                                                                                BERNSTEIN     BERNSTEIN
                          ADVANCED      ADVANCED      ADVANCED     ADVANCED     VARIABLE      VARIABLE
                           SERIES        SERIES        SERIES       SERIES       PRODUCT       PRODUCT
                            TRUST         TRUST         TRUST        TRUST     SERIES FUND   SERIES FUND
                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                        ------------- ------------- ------------- ----------- ------------- -------------
                             AST           AST           AST      AST WESTERN                 ALLIANCE
                        T. ROWE PRICE T. ROWE PRICE  WELLINGTON      ASSET      ALLIANCE    BERNSTEIN VPS
                          LARGE-CAP      NATURAL     MANAGEMENT    CORE PLUS  BERNSTEIN VPS   GROWTH &
                           GROWTH       RESOURCES   HEDGED EQUITY    BOND        GROWTH        INCOME
                        ------------- ------------- ------------- ----------- ------------- -------------
ASSETS
Investments, at fair
 value.................    $17,109      $126,494      $160,011      $12,593    $22,403,551   $64,268,466
                           -------      --------      --------      -------    -----------   -----------
    Total assets.......    $17,109      $126,494      $160,011      $12,593    $22,403,551   $64,268,466
                           =======      ========      ========      =======    ===========   ===========
NET ASSETS
Accumulation units.....    $17,109      $126,494      $160,011      $12,593    $22,342,884   $64,142,639
Contracts in payout
 (annuitization)
 period................         --            --            --           --         60,667       125,827
                           -------      --------      --------      -------    -----------   -----------
    Total net assets...    $17,109      $126,494      $160,011      $12,593    $22,403,551   $64,268,466
                           =======      ========      ========      =======    ===========   ===========
FUND SHARE
 INFORMATION
Number of shares.......        830         5,565        13,345        1,193        744,799     2,337,885
                           =======      ========      ========      =======    ===========   ===========
Cost of investments....    $ 8,298      $142,841      $141,439      $12,617    $13,156,765   $48,901,070
                           =======      ========      ========      =======    ===========   ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $ 15.07      $   7.81      $   9.67      $ 10.94    $      8.84   $     14.40
                           =======      ========      ========      =======    ===========   ===========
    Highest............    $ 23.51      $  15.61      $  17.51      $ 12.10    $     20.93   $     21.21
                           =======      ========      ========      =======    ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        -----------------------------------------------------------------------------------------
                          ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                          BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN       AMERICAN         AMERICAN
                          VARIABLE      VARIABLE      VARIABLE      VARIABLE        CENTURY          CENTURY
                           PRODUCT       PRODUCT       PRODUCT       PRODUCT        VARIABLE         VARIABLE
                         SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND  PORTFOLIOS, INC. PORTFOLIOS, INC.
                         SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                        ------------- ------------- ------------- ------------- ---------------- ----------------
                          ALLIANCE      ALLIANCE      ALLIANCE
                        BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE        AMERICAN         AMERICAN
                        INTERNATIONAL   LARGE CAP     SMALL/MID   BERNSTEIN VPS     CENTURY          CENTURY
                            VALUE        GROWTH       CAP VALUE       VALUE       VP BALANCED    VP INTERNATIONAL
                        ------------- ------------- ------------- ------------- ---------------- ----------------
ASSETS
Investments, at fair
 value.................  $12,865,936   $20,319,926   $18,939,331   $1,089,057       $11,659           $6,088
                         -----------   -----------   -----------   ----------       -------           ------
    Total assets.......  $12,865,936   $20,319,926   $18,939,331   $1,089,057       $11,659           $6,088
                         ===========   ===========   ===========   ==========       =======           ======
NET ASSETS
Accumulation units.....  $12,865,936   $20,311,731   $18,939,331   $1,089,057       $11,659           $6,088
Contracts in payout
 (annuitization)
 period................           --         8,195            --           --            --               --
                         -----------   -----------   -----------   ----------       -------           ------
    Total net assets...  $12,865,936   $20,319,926   $18,939,331   $1,089,057       $11,659           $6,088
                         ===========   ===========   ===========   ==========       =======           ======
FUND SHARE
 INFORMATION
Number of shares.......      865,810       488,225       832,864       77,238         1,443              567
                         ===========   ===========   ===========   ==========       =======           ======
Cost of investments....  $14,194,861   $11,761,663   $12,992,903   $  901,559       $ 9,836           $4,251
                         ===========   ===========   ===========   ==========       =======           ======
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     10.08   $      8.57   $     26.47   $    12.10       $ 20.48           $18.95
                         ===========   ===========   ===========   ==========       =======           ======
    Highest............  $     11.31   $     19.80   $     30.49   $    13.57       $ 20.83           $19.27
                         ===========   ===========   ===========   ==========       =======           ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ----------------------------------------------------------------------------
                          DREYFUS
                         SOCIALLY                   DREYFUS      DREYFUS        DWS         DWS
                        RESPONSIBLE                 VARIABLE     VARIABLE   INVESTMENTS INVESTMENTS
                          GROWTH    DREYFUS STOCK  INVESTMENT   INVESTMENT   VARIABLE     VARIABLE
                        FUND, INC.   INDEX FUND       FUND         FUND      SERIES I     SERIES I
                        SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                        ----------- ------------- ------------ ------------ ----------- ------------
                          DREYFUS
                         SOCIALLY                                                           DWS
                        RESPONSIBLE DREYFUS STOCK VIF GROWTH &     VIF          DWS       CAPITAL
                        GROWTH FUND  INDEX FUND      INCOME    MONEY MARKET BOND VIP A  GROWTH VIP A
                        ----------- ------------- ------------ ------------ ----------- ------------
ASSETS
Investments, at fair
 value.................   $19,853     $555,089      $90,269      $424,711    $299,156    $1,105,699
                          -------     --------      -------      --------    --------    ----------
    Total assets.......   $19,853     $555,089      $90,269      $424,711    $299,156    $1,105,699
                          =======     ========      =======      ========    ========    ==========
NET ASSETS
Accumulation units.....   $19,853     $555,089      $90,269      $424,711    $264,715    $1,081,118
Contracts in payout
 (annuitization)
 period................        --           --           --            --      34,441        24,581
                          -------     --------      -------      --------    --------    ----------
    Total net assets...   $19,853     $555,089      $90,269      $424,711    $299,156    $1,105,699
                          =======     ========      =======      ========    ========    ==========
FUND SHARE
 INFORMATION
Number of shares.......       450       13,592        3,017       424,711      54,293        38,919
                          =======     ========      =======      ========    ========    ==========
Cost of investments....   $13,431     $395,519      $62,285      $424,711    $315,075    $  674,441
                          =======     ========      =======      ========    ========    ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $  9.32     $  12.46      $ 13.27      $   9.29    $  14.79    $    17.85
                          =======     ========      =======      ========    ========    ==========
    Highest............   $ 17.88     $  20.06      $ 19.05      $  11.88    $  15.01    $    18.12
                          =======     ========      =======      ========    ========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                         ------------------------------------------------------------------------------
                             DWS         DWS           DWS           DWS          DWS          DWS
                         INVESTMENTS INVESTMENTS   INVESTMENTS   INVESTMENTS  INVESTMENTS  INVESTMENTS
                          VARIABLE     VARIABLE     VARIABLE      VARIABLE     VARIABLE     VARIABLE
                          SERIES I     SERIES I     SERIES I      SERIES II    SERIES II    SERIES II
                         SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                         ----------- ------------ ------------- ------------- ----------- -------------
                                         DWS                         DWS          DWS          DWS
                             DWS        GLOBAL         DWS      GLOBAL INCOME    MONEY    SMALL MID CAP
                         CORE EQUITY  SMALL CAP   INTERNATIONAL    BUILDER      MARKET       GROWTH
                            VIP A    GROWTH VIP A     VIP A       VIP A II     VIP A II     VIP A II
                         ----------- ------------ ------------- ------------- ----------- -------------
ASSETS
Investments, at fair
 value..................  $611,275    $1,175,513    $290,363     $1,309,691    $169,065     $384,402
                          --------    ----------    --------     ----------    --------     --------
    Total assets........  $611,275    $1,175,513    $290,363     $1,309,691    $169,065     $384,402
                          ========    ==========    ========     ==========    ========     ========
NET ASSETS
Accumulation units......  $609,106    $1,175,513    $284,077     $1,252,994    $169,065     $384,402
Contracts in payout
 (annuitization) period.     2,169            --       6,286         56,697          --           --
                          --------    ----------    --------     ----------    --------     --------
    Total net assets....  $611,275    $1,175,513    $290,363     $1,309,691    $169,065     $384,402
                          ========    ==========    ========     ==========    ========     ========
FUND SHARE
 INFORMATION
Number of shares........    52,970        67,909      32,049         47,974     169,065       17,805
                          ========    ==========    ========     ==========    ========     ========
Cost of investments.....  $450,225    $  901,591    $332,698     $1,032,453    $169,065     $239,308
                          ========    ==========    ========     ==========    ========     ========
ACCUMULATION
 UNIT VALUE
    Lowest..............  $  16.17    $    35.17    $  13.31     $    14.93    $  10.29     $  17.53
                          ========    ==========    ========     ==========    ========     ========
    Highest.............  $  16.42    $    35.71    $  13.52     $    15.07    $  10.37     $  17.69
                          ========    ==========    ========     ==========    ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                         ------------------------------------------------------------------------------------
                                          FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY
                           FEDERATED      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                           INSURANCE     INSURANCE      INSURANCE     INSURANCE     INSURANCE     INSURANCE
                            SERIES     PRODUCTS FUND  PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                          SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                         ------------- -------------- ------------- ------------- ------------- -------------
                           FEDERATED
                             PRIME                         VIP                      VIP HIGH
                         MONEY FUND II VIP CONTRAFUND EQUITY-INCOME  VIP GROWTH      INCOME     VIP INDEX 500
                         ------------- -------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair
 value..................  $5,677,672     $5,318,361     $812,883     $3,578,135     $673,689     $4,399,381
                          ----------     ----------     --------     ----------     --------     ----------
    Total assets........  $5,677,672     $5,318,361     $812,883     $3,578,135     $673,689     $4,399,381
                          ==========     ==========     ========     ==========     ========     ==========
NET ASSETS
Accumulation units......  $5,600,590     $5,310,993     $812,224     $3,571,194     $671,871     $4,373,481
Contracts in payout
 (annuitization) period.      77,082          7,368          659          6,941        1,818         25,900
                          ----------     ----------     --------     ----------     --------     ----------
    Total net assets....  $5,677,672     $5,318,361     $812,883     $3,578,135     $673,689     $4,399,381
                          ==========     ==========     ========     ==========     ========     ==========
FUND SHARE
 INFORMATION
Number of shares........   5,677,672        154,829       34,903         62,620      116,153         23,616
                          ==========     ==========     ========     ==========     ========     ==========
Cost of investments.....  $5,677,672     $3,749,735     $719,882     $2,394,469     $687,290     $3,105,454
                          ==========     ==========     ========     ==========     ========     ==========
ACCUMULATION
 UNIT VALUE
    Lowest..............  $     9.30     $    18.40     $  16.27     $    10.11     $  14.44     $    12.70
                          ==========     ==========     ========     ==========     ========     ==========
    Highest.............  $    12.53     $    33.24     $  20.53     $    21.99     $  17.04     $    15.15
                          ==========     ==========     ========     ==========     ========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ---------------------------------------------------------------------------------------------------
                                                        FIDELITY          FIDELITY          FIDELITY          FIDELITY
                          FIDELITY      FIDELITY        VARIABLE          VARIABLE          VARIABLE          VARIABLE
                          VARIABLE      VARIABLE        INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          INSURANCE     INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                         SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ------------- ------------- ----------------- ----------------- ----------------- -----------------
                                                        VIP ASSET
                             VIP                         MANAGER             VIP               VIP           VIP FREEDOM
                         INVESTMENT        VIP           GROWTH          CONTRAFUND       EQUITY-INCOME    2010 PORTFOLIO
                         GRADE BOND     OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ------------- ------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................  $1,186,265    $1,155,059        $12,511         $50,942,439        $640,368         $5,814,922
                         ----------    ----------        -------         -----------        --------         ----------
    Total assets.......  $1,186,265    $1,155,059        $12,511         $50,942,439        $640,368         $5,814,922
                         ==========    ==========        =======         ===========        ========         ==========
NET ASSETS
Accumulation units.....  $1,184,156    $1,154,034        $12,511         $50,746,484        $640,368         $5,814,922
Contracts in payout
 (annuitization)
 period................       2,109         1,025             --             195,955              --                 --
                         ----------    ----------        -------         -----------        --------         ----------
    Total net assets...  $1,186,265    $1,155,059        $12,511         $50,942,439        $640,368         $5,814,922
                         ==========    ==========        =======         ===========        ========         ==========
FUND SHARE
 INFORMATION
Number of shares.......      95,976        55,962            691           1,508,512          27,988            475,075
                         ==========    ==========        =======         ===========        ========         ==========
Cost of investments....  $1,216,667    $1,000,336        $ 7,813         $40,613,480        $592,619         $4,987,095
                         ==========    ==========        =======         ===========        ========         ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $    17.49    $    12.02        $ 14.03         $     13.26        $  14.74         $    12.21
                         ==========    ==========        =======         ===========        ========         ==========
    Highest............  $    18.53    $    15.66        $ 16.44         $     25.87        $  19.16         $    13.63
                         ==========    ==========        =======         ===========        ========         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ------------------------------------------------------------------------------------------
                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                                                               VIP FREEDOM                             VIP
                           VIP FREEDOM       VIP FREEDOM         INCOME                             GROWTH &
                         2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO        VIP GROWTH          INCOME
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................    $5,202,784        $2,622,554        $1,856,040         $145,365         $12,624,036
                           ----------        ----------        ----------         --------         -----------
    Total assets.......    $5,202,784        $2,622,554        $1,856,040         $145,365         $12,624,036
                           ==========        ==========        ==========         ========         ===========
NET ASSETS
Accumulation units.....    $5,202,784        $2,622,554        $1,856,040         $145,365         $12,624,036
Contracts in payout
 (annuitization)
 period................            --                --                --               --                  --
                           ----------        ----------        ----------         --------         -----------
    Total net assets...    $5,202,784        $2,622,554        $1,856,040         $145,365         $12,624,036
                           ==========        ==========        ==========         ========         ===========
FUND SHARE
 INFORMATION
Number of shares.......       414,895           205,208           171,064            2,570             670,778
                           ==========        ==========        ==========         ========         ===========
Cost of investments....    $4,349,857        $2,175,089        $1,754,931         $ 80,511         $ 8,751,546
                           ==========        ==========        ==========         ========         ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $    12.06        $    12.21        $    11.19         $  12.19         $     15.22
                           ==========        ==========        ==========         ========         ===========
    Highest............    $    13.46        $    13.63        $    12.48         $  18.15         $     17.07
                           ==========        ==========        ==========         ========         ===========

                        -----------------
                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------

                               VIP
                          GROWTH STOCK
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments, at fair
 value.................    $1,545,597
                           ----------
    Total assets.......    $1,545,597
                           ==========
NET ASSETS
Accumulation units.....    $1,545,597
Contracts in payout
 (annuitization)
 period................            --
                           ----------
    Total net assets...    $1,545,597
                           ==========
FUND SHARE
 INFORMATION
Number of shares.......        80,124
                           ==========
Cost of investments....    $1,181,625
                           ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $    14.92
                           ==========
    Highest............    $    16.65
                           ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        ------------------------------------------------------------------------------------------
                            FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                            VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                            INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                          PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                        ----------------- ----------------- ----------------- ----------------- -----------------
                               VIP                           VIP INVESTMENT                         VIP MONEY
                           HIGH INCOME      VIP INDEX 500      GRADE BOND        VIP MID CAP         MARKET
                        (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                        ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments, at fair
 value.................    $4,992,823        $9,263,208          $1,819          $15,306,930       $9,438,808
                           ----------        ----------          ------          -----------       ----------
    Total assets.......    $4,992,823        $9,263,208          $1,819          $15,306,930       $9,438,808
                           ==========        ==========          ======          ===========       ==========
NET ASSETS
Accumulation units.....    $4,992,823        $9,250,165          $1,819          $15,119,094       $9,421,431
Contracts in payout
 (annuitization)
 period................            --            13,043              --              187,836           17,377
                           ----------        ----------          ------          -----------       ----------
    Total net assets...    $4,992,823        $9,263,208          $1,819          $15,306,930       $9,438,808
                           ==========        ==========          ======          ===========       ==========
FUND SHARE
 INFORMATION
Number of shares.......       885,252            50,191             150              429,970        9,438,808
                           ==========        ==========          ======          ===========       ==========
Cost of investments....    $4,958,719        $7,222,808          $1,917          $13,279,794       $9,438,808
                           ==========        ==========          ======          ===========       ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $    14.65        $    13.20          $14.64 (I)      $     14.07       $     9.16
                           ==========        ==========          ======          ===========       ==========
    Highest............    $    21.76        $    19.36          $14.64          $     21.35       $    10.14
                           ==========        ==========          ======          ===========       ==========

                        -----------------
                            FIDELITY
                            VARIABLE
                            INSURANCE
                          PRODUCTS FUND
                        (SERVICE CLASS 2)
                           SUB-ACCOUNT
                        -----------------

                          VIP OVERSEAS
                        (SERVICE CLASS 2)
                        -----------------
ASSETS
Investments, at fair
 value.................      $40,541
                             -------
    Total assets.......      $40,541
                             =======
NET ASSETS
Accumulation units.....      $40,541
Contracts in payout
 (annuitization)
 period................           --
                             -------
    Total net assets...      $40,541
                             =======
FUND SHARE
 INFORMATION
Number of shares.......        1,980
                             =======
Cost of investments....      $35,480
                             =======
ACCUMULATION
 UNIT VALUE
    Lowest.............      $ 13.98
                             =======
    Highest............      $ 21.08
                             =======

--------
(I)The high and low accumulation unit value ("AUV") are reported at the same amount where there is only one contract offered for investment in the Sub-Account. Otherwise, when more than one contract is available for investment, a high and low AUV is reported.

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------------------------
                               FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                              TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                               VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                              INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                            PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- -------------- -------------- --------------
                               FRANKLIN       FRANKLIN                                     FRANKLIN       FRANKLIN
                               FLEX CAP      GROWTH AND      FRANKLIN       FRANKLIN      LARGE CAP      SMALL CAP
                                GROWTH         INCOME      HIGH INCOME       INCOME         GROWTH         VALUE
                              SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES     SECURITIES
                            -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair value.   $2,338,660    $31,193,365    $10,279,733    $137,213,556   $34,051,962    $33,818,946
                              ----------    -----------    -----------    ------------   -----------    -----------
    Total assets...........   $2,338,660    $31,193,365    $10,279,733    $137,213,556   $34,051,962    $33,818,946
                              ==========    ===========    ===========    ============   ===========    ===========
NET ASSETS
Accumulation units.........   $2,338,660    $31,099,770    $10,279,733    $136,565,815   $33,970,635    $33,590,082
Contracts in payout
 (annuitization) period....           --         93,595             --         647,741        81,327        228,864
                              ----------    -----------    -----------    ------------   -----------    -----------
    Total net assets.......   $2,338,660    $31,193,365    $10,279,733    $137,213,556   $34,051,962    $33,818,946
                              ==========    ===========    ===========    ============   ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........      129,136      1,983,049      1,509,506       8,538,491     1,651,405      1,405,025
                              ==========    ===========    ===========    ============   ===========    ===========
Cost of investments........   $1,403,011    $26,209,868    $ 9,440,378    $129,492,777   $25,147,312    $21,138,823
                              ==========    ===========    ===========    ============   ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $    15.44    $     18.54    $     15.71    $      15.37   $     13.19    $     18.85
                              ==========    ===========    ===========    ============   ===========    ===========
    Highest................   $    17.32    $     21.73    $     17.89    $      17.67   $     15.06    $     34.06
                              ==========    ===========    ===========    ============   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        ------------------------------------------------------------------------------------------
                           FRANKLIN       FRANKLIN        FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                          TEMPLETON       TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                           VARIABLE       VARIABLE        VARIABLE       VARIABLE       VARIABLE       VARIABLE
                          INSURANCE       INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                        PRODUCTS TRUST PRODUCTS TRUST  PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                         SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                        -------------- --------------- -------------- -------------- -------------- --------------
                           FRANKLIN                        MUTUAL                      TEMPLETON
                        SMALL MID-CAP                      GLOBAL                      DEVELOPING     TEMPLETON
                            GROWTH        FRANKLIN       DISCOVERY    MUTUAL SHARES     MARKETS        FOREIGN
                          SECURITIES   U.S. GOVERNMENT   SECURITIES     SECURITIES     SECURITIES     SECURITIES
                        -------------- --------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value.................   $1,155,495     $19,112,105    $17,620,548    $75,873,878    $14,605,327    $86,940,625
                          ----------     -----------    -----------    -----------    -----------    -----------
    Total assets.......   $1,155,495     $19,112,105    $17,620,548    $75,873,878    $14,605,327    $86,940,625
                          ==========     ===========    ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.....   $1,155,495     $19,063,118    $17,472,708    $75,511,711    $14,513,252    $86,777,662
Contracts in payout
 (annuitization)
 period................           --          48,987        147,840        362,167         92,075        162,963
                          ----------     -----------    -----------    -----------    -----------    -----------
    Total net assets...   $1,155,495     $19,112,105    $17,620,548    $75,873,878    $14,605,327    $86,940,625
                          ==========     ===========    ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares.......       42,544       1,510,838        771,478      3,507,808      1,433,300      5,042,960
                          ==========     ===========    ===========    ===========    ===========    ===========
Cost of investments....   $  712,201     $19,482,531    $15,965,593    $59,460,297    $14,520,055    $73,443,836
                          ==========     ===========    ===========    ===========    ===========    ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $    11.83     $     11.11    $     14.01    $     14.87    $     21.97    $     14.76
                          ==========     ===========    ===========    ===========    ===========    ===========
    Highest............   $    32.50     $     12.76    $     19.62    $     27.99    $     35.40    $     25.32
                          ==========     ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        -------------------------------------------------------------------------------------
                           FRANKLIN       FRANKLIN
                          TEMPLETON      TEMPLETON    GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                           VARIABLE       VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                          INSURANCE      INSURANCE      INSURANCE     INSURANCE     INSURANCE     INSURANCE
                        PRODUCTS TRUST PRODUCTS TRUST     TRUST         TRUST         TRUST         TRUST
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                        -------------- -------------- ------------- ------------- ------------- -------------
                                                                                                     VIT
                          TEMPLETON      TEMPLETON         VIT           VIT           VIT       STRUCTURED
                         GLOBAL BOND       GROWTH       LARGE CAP      MID CAP      STRATEGIC     SMALL CAP
                          SECURITIES     SECURITIES       VALUE         VALUE        GROWTH        EQUITY
                        -------------- -------------- ------------- ------------- ------------- -------------
ASSETS
Investments, at fair
 value.................   $1,666,996     $1,111,073    $3,836,029    $3,553,449      $21,172     $8,756,825
                          ----------     ----------    ----------    ----------      -------     ----------
    Total assets.......   $1,666,996     $1,111,073    $3,836,029    $3,553,449      $21,172     $8,756,825
                          ==========     ==========    ==========    ==========      =======     ==========
NET ASSETS
Accumulation units.....   $1,569,740     $1,065,541    $3,836,029    $3,553,449      $21,172     $8,756,825
Contracts in payout
 (annuitization)
 period................       97,256         45,532            --            --           --             --
                          ----------     ----------    ----------    ----------      -------     ----------
    Total net assets...   $1,666,996     $1,111,073    $3,836,029    $3,553,449      $21,172     $8,756,825
                          ==========     ==========    ==========    ==========      =======     ==========
FUND SHARE
 INFORMATION
Number of shares.......       89,623         72,953       304,689       190,636        1,200        581,077
                          ==========     ==========    ==========    ==========      =======     ==========
Cost of investments....   $1,493,196     $  903,779    $3,415,988    $2,946,616      $14,067     $7,535,157
                          ==========     ==========    ==========    ==========      =======     ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $    22.62     $    15.70    $    13.40    $    16.96      $ 11.20     $    14.46
                          ==========     ==========    ==========    ==========      =======     ==========
    Highest............   $    34.63     $    23.44    $    16.57    $    39.67      $ 17.36     $    27.15
                          ==========     ==========    ==========    ==========      =======     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            ------------------------------------------------------------------------------
                            GOLDMAN SACHS
                              VARIABLE      INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                              INSURANCE    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                TRUST       SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                             SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                            ------------- ------------ ------------ ------------ ------------ ------------
                                 VIT      INVESCO V.I. INVESCO V.I.              INVESCO V.I. INVESCO V.I.
                             STRUCTURED     AMERICAN     AMERICAN   INVESCO V.I.     CORE     DIVERSIFIED
                             U.S. EQUITY   FRANCHISE      VALUE       COMSTOCK      EQUITY      DIVIDEND
                            ------------- ------------ ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value.  $5,792,602   $93,981,331  $49,878,930  $32,922,587  $90,978,452  $157,002,680
                             ----------   -----------  -----------  -----------  -----------  ------------
    Total assets...........  $5,792,602   $93,981,331  $49,878,930  $32,922,587  $90,978,452  $157,002,680
                             ==========   ===========  ===========  ===========  ===========  ============
NET ASSETS
Accumulation units.........  $5,779,003   $93,149,264  $49,574,346  $32,777,497  $89,533,055  $155,137,895
Contracts in payout
 (annuitization) period....      13,599       832,067      304,584      145,090    1,445,397     1,864,785
                             ----------   -----------  -----------  -----------  -----------  ------------
    Total net assets.......  $5,792,602   $93,981,331  $49,878,930  $32,922,587  $90,978,452  $157,002,680
                             ==========   ===========  ===========  ===========  ===========  ============
FUND SHARE
 INFORMATION
Number of shares...........     350,642     1,856,238    2,507,739    1,854,794    2,367,381     7,501,322
                             ==========   ===========  ===========  ===========  ===========  ============
Cost of investments........  $4,208,068   $67,656,518  $34,705,779  $22,293,158  $58,562,147  $ 93,415,215
                             ==========   ===========  ===========  ===========  ===========  ============
ACCUMULATION UNIT
 VALUE
    Lowest.................  $    12.13   $      7.43  $     19.47  $     17.33  $     11.02  $      14.16
                             ==========   ===========  ===========  ===========  ===========  ============
    Highest................  $    17.68   $     22.36  $     32.35  $     23.76  $     28.54  $      55.40
                             ==========   ===========  ===========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            ------------------------------------------------------------------------------
                              INVESCO      INVESCO      INVESCO      INVESCO      INVESCO       INVESCO
                             INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                              SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            ------------ ------------ ------------ ------------ ------------ -------------
                            INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.              INVESCO V.I.
                            DIVERSIFIED   EQUITY AND  GLOBAL CORE   GOVERNMENT  INVESCO V.I. INTERNATIONAL
                               INCOME       INCOME       EQUITY     SECURITIES   HIGH YIELD     GROWTH
                            ------------ ------------ ------------ ------------ ------------ -------------
ASSETS
Investments, at fair value. $ 8,505,792  $28,118,518  $38,615,155  $ 9,972,943  $17,192,786   $23,317,017
                            -----------  -----------  -----------  -----------  -----------   -----------
    Total assets........... $ 8,505,792  $28,118,518  $38,615,155  $ 9,972,943  $17,192,786   $23,317,017
                            ===========  ===========  ===========  ===========  ===========   ===========
NET ASSETS
Accumulation units......... $ 8,356,966  $27,932,058  $38,251,342  $ 9,772,759  $17,053,695   $22,821,932
Contracts in payout
 (annuitization) period....     148,826      186,460      363,813      200,184      139,091       495,085
                            -----------  -----------  -----------  -----------  -----------   -----------
    Total net assets....... $ 8,505,792  $28,118,518  $38,615,155  $ 9,972,943  $17,192,786   $23,317,017
                            ===========  ===========  ===========  ===========  ===========   ===========
FUND SHARE
 INFORMATION
Number of shares...........   1,365,296    1,513,376    4,262,158      856,782    3,016,278       660,165
                            ===========  ===========  ===========  ===========  ===========   ===========
Cost of investments........ $10,014,850  $22,622,520  $35,218,982  $10,420,146  $17,351,346   $14,521,337
                            ===========  ===========  ===========  ===========  ===========   ===========
ACCUMULATION UNIT
 VALUE
    Lowest................. $     11.94  $     10.03  $     11.79  $     12.56  $      7.17   $     14.02
                            ===========  ===========  ===========  ===========  ===========   ===========
    Highest................ $     15.53  $     26.31  $     27.48  $     17.35  $     28.27   $     27.50
                            ===========  ===========  ===========  ===========  ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -----------------------------------------------------------------------------
                              INVESCO      INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                             INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                              SERVICES     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                            ------------ ------------ ------------ ------------ ------------ ------------
                            INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                              MID CAP      MID CAP       MONEY       S&P 500    INVESCO V.I. INVESCO V.I.
                            CORE EQUITY     GROWTH       MARKET       INDEX      TECHNOLOGY   UTILITIES
                            ------------ ------------ ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value. $12,044,020   $8,533,206   $8,195,268  $33,531,494   $2,947,472   $5,820,996
                            -----------   ----------   ----------  -----------   ----------   ----------
    Total assets........... $12,044,020   $8,533,206   $8,195,268  $33,531,494   $2,947,472   $5,820,996
                            ===========   ==========   ==========  ===========   ==========   ==========
NET ASSETS
Accumulation units......... $11,999,446   $8,482,737   $8,100,234  $33,158,604   $2,914,887   $5,700,827
Contracts in payout
 (annuitization) period....      44,574       50,469       95,034      372,890       32,585      120,169
                            -----------   ----------   ----------  -----------   ----------   ----------
    Total net assets....... $12,044,020   $8,533,206   $8,195,268  $33,531,494   $2,947,472   $5,820,996
                            ===========   ==========   ==========  ===========   ==========   ==========
FUND SHARE
 INFORMATION
Number of shares...........     796,036    1,594,992    8,195,268    2,012,695      151,775      341,808
                            ===========   ==========   ==========  ===========   ==========   ==========
Cost of investments........ $ 9,399,566   $6,402,127   $8,195,268  $21,589,054   $1,997,378   $5,406,942
                            ===========   ==========   ==========  ===========   ==========   ==========
ACCUMULATION UNIT
 VALUE
    Lowest................. $     16.48   $    16.44   $     9.99  $     12.58   $    16.18   $    20.46
                            ===========   ==========   ==========  ===========   ==========   ==========
    Highest................ $     23.92   $    24.21   $    12.06  $     17.20   $    17.15   $    21.68
                            ===========   ==========   ==========  ===========   ==========   ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            ------------------------------------------------------------------------------
                                            INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                               INVESCO     INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                             INVESTMENT     SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                              SERVICES    (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)
                             SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                            ------------- ------------ ------------ ------------ ------------ ------------
                            INVESCO V.I.  INVESCO V.I. INVESCO V.I.              INVESCO V.I. INVESCO V.I.
                                VALUE       AMERICAN     AMERICAN   INVESCO V.I.     CORE     DIVERSIFIED
                            OPPORTUNITIES FRANCHISE II   VALUE II   COMSTOCK II   EQUITY II   DIVIDEND II
                            ------------- ------------ ------------ ------------ ------------ ------------
ASSETS
Investments, at fair value.  $7,893,969   $30,228,610  $33,767,067  $118,370,712  $2,066,393  $40,502,174
                             ----------   -----------  -----------  ------------  ----------  -----------
    Total assets...........  $7,893,969   $30,228,610  $33,767,067  $118,370,712  $2,066,393  $40,502,174
                             ==========   ===========  ===========  ============  ==========  ===========
NET ASSETS
Accumulation units.........  $7,811,954   $30,148,677  $33,692,094  $118,158,852  $2,065,272  $40,407,468
Contracts in payout
 (annuitization) period....      82,015        79,933       74,973       211,860       1,121       94,706
                             ----------   -----------  -----------  ------------  ----------  -----------
    Total net assets.......  $7,893,969   $30,228,610  $33,767,067  $118,370,712  $2,066,393  $40,502,174
                             ==========   ===========  ===========  ============  ==========  ===========
FUND SHARE
 INFORMATION
Number of shares...........     843,373       609,694    1,711,458     6,695,176      54,336    1,942,550
                             ==========   ===========  ===========  ============  ==========  ===========
Cost of investments........  $6,752,817   $16,333,330  $24,256,832  $ 78,992,032  $1,373,332  $26,286,934
                             ==========   ===========  ===========  ============  ==========  ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $    13.40   $     11.39  $     20.14  $      15.65  $    13.68  $     13.10
                             ==========   ===========  ===========  ============  ==========  ===========
    Highest................  $    16.14   $     21.42  $     30.95  $      22.96  $    18.25  $     18.98
                             ==========   ===========  ===========  ============  ==========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                            -------------------------------------------------------------------------------
                              INVESCO      INVESCO      INVESCO       INVESCO      INVESCO       INVESCO
                             INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT   INVESTMENT
                              SERVICES     SERVICES     SERVICES     SERVICES      SERVICES     SERVICES
                            (SERIES II)  (SERIES II)  (SERIES II)   (SERIES II)  (SERIES II)   (SERIES II)
                            SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            ------------ ------------ ------------ ------------- ------------ -------------
                            INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I.
                            DIVERSIFIED   EQUITY AND  GLOBAL CORE   GOVERNMENT    GROWTH AND  INVESCO V.I.
                             INCOME II    INCOME II    EQUITY II   SECURITIES II  INCOME II   HIGH YIELD II
                            ------------ ------------ ------------ ------------- ------------ -------------
ASSETS
Investments, at fair value.   $170,193   $38,430,669  $20,689,310    $303,165    $60,296,266   $10,574,301
                              --------   -----------  -----------    --------    -----------   -----------
    Total assets...........   $170,193   $38,430,669  $20,689,310    $303,165    $60,296,266   $10,574,301
                              ========   ===========  ===========    ========    ===========   ===========
NET ASSETS
Accumulation units.........   $170,193   $38,169,742  $20,636,837    $303,165    $60,066,747   $10,564,164
Contracts in payout
 (annuitization) period....         --       260,927       52,473          --        229,519        10,137
                              --------   -----------  -----------    --------    -----------   -----------
    Total net assets.......   $170,193   $38,430,669  $20,689,310    $303,165    $60,296,266   $10,574,301
                              ========   ===========  ===========    ========    ===========   ===========
FUND SHARE
 INFORMATION
Number of shares...........     27,495     2,075,090    2,288,640      26,271      2,298,752     1,864,956
                              ========   ===========  ===========    ========    ===========   ===========
Cost of investments........   $197,781   $28,822,301  $18,584,386    $320,886    $41,224,000   $10,776,751
                              ========   ===========  ===========    ========    ===========   ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................   $  11.34   $     11.28  $     12.36    $  11.77    $     19.90   $      8.38
                              ========   ===========  ===========    ========    ===========   ===========
    Highest................   $  12.93   $     20.90  $     16.96    $  13.45    $     24.79   $     21.06
                              ========   ===========  ===========    ========    ===========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                            -------------------------------------------------------------------------------
                               INVESCO      INVESCO      INVESCO      INVESCO      INVESCO       INVESCO
                             INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                              SERVICES      SERVICES     SERVICES     SERVICES     SERVICES     SERVICES
                             (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)  (SERIES II)   (SERIES II)
                             SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                            ------------- ------------ ------------ ------------ ------------ -------------
                            INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                            INTERNATIONAL MID CAP CORE   MID CAP       MONEY       S&P 500    INVESCO V.I.
                              GROWTH II    EQUITY II    GROWTH II    MARKET II     INDEX II   TECHNOLOGY II
                            ------------- ------------ ------------ ------------ ------------ -------------
ASSETS
Investments, at fair value.  $4,390,384    $2,089,176  $10,585,632    $742,439   $62,216,972     $16,846
                             ----------    ----------  -----------    --------   -----------     -------
    Total assets...........  $4,390,384    $2,089,176  $10,585,632    $742,439   $62,216,972     $16,846
                             ==========    ==========  ===========    ========   ===========     =======
NET ASSETS
Accumulation units.........  $4,390,384    $2,076,061  $10,576,105    $742,439   $61,987,057     $16,846
Contracts in payout
 (annuitization) period....          --        13,115        9,527          --       229,915          --
                             ----------    ----------  -----------    --------   -----------     -------
    Total net assets.......  $4,390,384    $2,089,176  $10,585,632    $742,439   $62,216,972     $16,846
                             ==========    ==========  ===========    ========   ===========     =======
FUND SHARE
 INFORMATION
Number of shares...........     125,871       139,744    1,986,047     742,439     3,752,531         891
                             ==========    ==========  ===========    ========   ===========     =======
Cost of investments........  $3,597,163    $1,660,050  $ 8,119,997    $742,439   $39,708,922     $12,193
                             ==========    ==========  ===========    ========   ===========     =======
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     9.97    $    15.43  $     16.16    $   8.63   $     11.58     $ 14.73
                             ==========    ==========  ===========    ========   ===========     =======
    Highest................  $    22.66    $    19.96  $     26.02    $   9.85   $     20.73     $ 16.39
                             ==========    ==========  ===========    ========   ===========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                         ----------------------------------------------------------------------------------------
                           INVESCO        INVESCO                                 LEGG MASON       LEGG MASON
                          INVESTMENT     INVESTMENT                    LAZARD      PARTNERS         PARTNERS
                           SERVICES       SERVICES        JANUS      RETIREMENT    VARIABLE         VARIABLE
                         (SERIES II)    (SERIES II)    ASPEN SERIES SERIES, INC. INCOME TRUST  PORTFOLIOS I, INC.
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT
                         ------------ ---------------- ------------ ------------ ------------- ------------------
                                                                                  CLEARBRIDGE
                                                                                   VARIABLE       CLEARBRIDGE
                                        INVESCO V.I.                  EMERGING    FUNDAMENTAL    VARIABLE LARGE
                         INVESCO V.I.      VALUE          FORTY       MARKETS    ALL CAP VALUE     CAP VALUE
                         UTILITIES II OPPORTUNITIES II  PORTFOLIO      EQUITY     PORTFOLIO I     PORTFOLIO I
                         ------------ ---------------- ------------ ------------ ------------- ------------------
ASSETS
Investments, at fair
 value..................   $168,771      $5,903,115      $10,380       $  720       $1,565           $1,850
                           --------      ----------      -------       ------       ------           ------
    Total assets........   $168,771      $5,903,115      $10,380       $  720       $1,565           $1,850
                           ========      ==========      =======       ======       ======           ======
NET ASSETS
Accumulation units......   $168,771      $5,902,169      $10,380       $  720       $1,565           $1,850
Contracts in payout
 (annuitization) period.         --             946           --           --           --               --
                           --------      ----------      -------       ------       ------           ------
    Total net assets....   $168,771      $5,903,115      $10,380       $  720       $1,565           $1,850
                           ========      ==========      =======       ======       ======           ======
FUND SHARE
 INFORMATION
Number of shares........      9,975         634,062          195           33           63               97
                           ========      ==========      =======       ======       ======           ======
Cost of investments.....   $164,961      $4,928,951      $ 4,344       $  537       $1,421           $1,296
                           ========      ==========      =======       ======       ======           ======
ACCUMULATION
 UNIT VALUE
    Lowest..............   $  18.67      $    11.94      $ 22.27       $51.12       $11.83           $17.74
                           ========      ==========      =======       ======       ======           ======
    Highest.............   $  20.77      $    17.48      $ 22.27       $51.12       $11.83           $17.74
                           ========      ==========      =======       ======       ======           ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                            -----------------------------------------------------------------------------
                                                                                             MFS VARIABLE
                             LORD ABBETT   LORD ABBETT LORD ABBETT  LORD ABBETT  LORD ABBETT  INSURANCE
                             SERIES FUND   SERIES FUND SERIES FUND  SERIES FUND  SERIES FUND    TRUST
                             SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                            -------------- ----------- ----------- ------------- ----------- ------------
                                           FUNDAMENTAL GROWTH AND     GROWTH       MID-CAP
                            BOND-DEBENTURE   EQUITY      INCOME    OPPORTUNITIES    STOCK     MFS GROWTH
                            -------------- ----------- ----------- ------------- ----------- ------------
ASSETS
Investments, at fair value.  $23,794,231   $6,589,958  $16,517,140  $10,040,163  $18,048,660   $784,925
                             -----------   ----------  -----------  -----------  -----------   --------
    Total assets...........  $23,794,231   $6,589,958  $16,517,140  $10,040,163  $18,048,660   $784,925
                             ===========   ==========  ===========  ===========  ===========   ========
NET ASSETS
Accumulation units.........  $23,700,417   $6,561,952  $16,441,722  $10,032,109  $17,888,394   $781,031
Contracts in payout
 (annuitization) period....       93,814       28,006       75,418        8,054      160,266      3,894
                             -----------   ----------  -----------  -----------  -----------   --------
    Total net assets.......  $23,794,231   $6,589,958  $16,517,140  $10,040,163  $18,048,660   $784,925
                             ===========   ==========  ===========  ===========  ===========   ========
FUND SHARE
 INFORMATION
Number of shares...........    1,932,919      313,360      496,906      658,371      770,323     20,090
                             ===========   ==========  ===========  ===========  ===========   ========
Cost of investments........  $22,812,104   $5,021,727  $13,327,494  $ 9,372,797  $14,489,263   $508,522
                             ===========   ==========  ===========  ===========  ===========   ========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     15.03   $    17.08  $     13.52  $     18.50  $     14.64   $   9.60
                             ===========   ==========  ===========  ===========  ===========   ========
    Highest................  $     17.15   $    19.50  $     15.43  $     21.12  $     16.70   $  24.88
                             ===========   ==========  ===========  ===========  ===========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ---------------------------------------------------------------------------------
                        MFS VARIABLE  MFS VARIABLE   MFS VARIABLE MFS VARIABLE MFS VARIABLE MFS VARIABLE
                         INSURANCE      INSURANCE     INSURANCE    INSURANCE    INSURANCE     INSURANCE
                           TRUST          TRUST         TRUST        TRUST        TRUST         TRUST
                        SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                        ------------ --------------- ------------ ------------ ------------ -------------
                            MFS            MFS         MFS NEW                 MFS RESEARCH
                         HIGH YIELD  INVESTORS TRUST  DISCOVERY   MFS RESEARCH     BOND     MFS UTILITIES
                        ------------ --------------- ------------ ------------ ------------ -------------
ASSETS
Investments, at fair
 value.................   $318,690     $1,158,253     $1,797,755    $677,080     $860,957     $223,141
                          --------     ----------     ----------    --------     --------     --------
    Total assets.......   $318,690     $1,158,253     $1,797,755    $677,080     $860,957     $223,141
                          ========     ==========     ==========    ========     ========     ========
NET ASSETS
Accumulation units.....   $318,690     $1,152,604     $1,797,755    $671,877     $858,865     $223,141
Contracts in payout
 (annuitization)
 period................         --          5,649             --       5,203        2,092           --
                          --------     ----------     ----------    --------     --------     --------
    Total net assets...   $318,690     $1,158,253     $1,797,755    $677,080     $860,957     $223,141
                          ========     ==========     ==========    ========     ========     ========
FUND SHARE
 INFORMATION
Number of shares.......     50,747         38,673         81,457      23,559       65,572        6,999
                          ========     ==========     ==========    ========     ========     ========
Cost of investments....   $313,898     $  692,815     $1,181,406    $425,777     $781,420     $158,159
                          ========     ==========     ==========    ========     ========     ========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $  17.63     $    13.65     $    18.09    $  12.00     $  17.99     $  27.55
                          ========     ==========     ==========    ========     ========     ========
    Highest............   $  18.68     $    17.02     $    38.24    $  16.15     $  19.05     $  29.31
                          ========     ==========     ==========    ========     ========     ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ----------------------------------------------------------------------------------------------
                         MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE   MORGAN STANLEY
                           INSURANCE       INSURANCE       INSURANCE       INSURANCE       INSURANCE       VARIABLE
                             TRUST           TRUST           TRUST           TRUST           TRUST        INVESTMENT
                        (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     SERIES
                          SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                        --------------- --------------- --------------- --------------- --------------- --------------
                                         MFS INVESTORS      MFS NEW
                          MFS GROWTH         TRUST         DISCOVERY     MFS RESEARCH    MFS UTILITIES     EUROPEAN
                        (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     EQUITY
                        --------------- --------------- --------------- --------------- --------------- --------------
ASSETS
Investments, at fair
 value.................    $124,264        $140,059        $164,823         $66,982       $1,477,088     $39,980,359
                           --------        --------        --------         -------       ----------     -----------
    Total assets.......    $124,264        $140,059        $164,823         $66,982       $1,477,088     $39,980,359
                           ========        ========        ========         =======       ==========     ===========
NET ASSETS
Accumulation units.....    $124,264        $140,059        $164,823         $66,982       $1,477,088     $39,583,968
Contracts in payout
 (annuitization)
 period................          --              --              --              --               --         396,391
                           --------        --------        --------         -------       ----------     -----------
    Total net assets...    $124,264        $140,059        $164,823         $66,982       $1,477,088     $39,980,359
                           ========        ========        ========         =======       ==========     ===========
FUND SHARE
 INFORMATION
Number of shares.......       3,251           4,713           7,841           2,351           46,936       1,983,153
                           ========        ========        ========         =======       ==========     ===========
Cost of investments....    $ 58,014        $ 76,970        $107,314         $31,720       $1,033,790     $34,138,624
                           ========        ========        ========         =======       ==========     ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $  13.98        $  14.28        $  18.38         $ 14.35       $    21.60     $     12.44
                           ========        ========        ========         =======       ==========     ===========
    Highest............    $  22.75        $  19.40        $  26.17         $ 21.10       $    30.48     $     61.04
                           ========        ========        ========         =======       ==========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -------------------------------------------------------------------------------------------
                                                                                                    MORGAN STANLEY
                        MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY     VARIABLE
                           VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       INVESTMENT
                          INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT        SERIES
                            SERIES         SERIES         SERIES         SERIES         SERIES     (CLASS Y SHARES)
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                        -------------- -------------- -------------- -------------- -------------- ----------------
                                                                                                       EUROPEAN
                            GLOBAL                       LIMITED                      MULTI CAP         EQUITY
                        INFRASTRUCTURE  INCOME PLUS      DURATION     MONEY MARKET      GROWTH     (CLASS Y SHARES)
                        -------------- -------------- -------------- -------------- -------------- ----------------
ASSETS
Investments, at fair
 value.................  $53,820,037    $67,858,039    $ 8,557,683    $31,387,105    $211,233,938    $11,405,005
                         -----------    -----------    -----------    -----------    ------------    -----------
    Total assets.......  $53,820,037    $67,858,039    $ 8,557,683    $31,387,105    $211,233,938    $11,405,005
                         ===========    ===========    ===========    ===========    ============    ===========
NET ASSETS
Accumulation units.....  $52,926,396    $66,862,970    $ 8,519,201    $30,901,543    $209,704,366    $11,303,570
Contracts in payout
 (annuitization)
 period................      893,641        995,069         38,482        485,562       1,529,572        101,435
                         -----------    -----------    -----------    -----------    ------------    -----------
    Total net assets...  $53,820,037    $67,858,039    $ 8,557,683    $31,387,105    $211,233,938    $11,405,005
                         ===========    ===========    ===========    ===========    ============    ===========
FUND SHARE
 INFORMATION
Number of shares.......    5,582,991      5,910,979      1,134,971     31,387,105       3,481,687        567,696
                         ===========    ===========    ===========    ===========    ============    ===========
Cost of investments....  $62,222,402    $62,870,905    $10,149,059    $31,387,105    $113,673,605    $ 9,726,199
                         ===========    ===========    ===========    ===========    ============    ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     14.44    $     16.70    $      9.48    $      9.49    $      15.27    $     11.51
                         ===========    ===========    ===========    ===========    ============    ===========
    Highest............  $     55.95    $     50.32    $     11.87    $     24.33    $     213.64    $     21.48
                         ===========    ===========    ===========    ===========    ============    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                      ----------------------------------------------------------------------------------------------------
                       MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY     NEUBERGER
                          VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE         BERMAN
                         INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       ADVISORS
                           SERIES           SERIES           SERIES           SERIES           SERIES        MANAGEMENT
                      (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)      TRUST
                        SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                      ---------------- ---------------- ---------------- ---------------- ---------------- ---------------
                           GLOBAL           INCOME          LIMITED                          MULTI CAP
                       INFRASTRUCTURE        PLUS           DURATION       MONEY MARKET        GROWTH            AMT
                      (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) LARGE CAP VALUE
                      ---------------- ---------------- ---------------- ---------------- ---------------- ---------------
ASSETS
Investments, at fair
 value...............   $14,265,744      $80,728,541      $31,939,569      $37,519,430      $68,913,771        $24,052
                        -----------      -----------      -----------      -----------      -----------        -------
    Total assets.....   $14,265,744      $80,728,541      $31,939,569      $37,519,430      $68,913,771        $24,052
                        ===========      ===========      ===========      ===========      ===========        =======
NET ASSETS
Accumulation
 units...............   $14,188,756      $80,571,036      $31,868,776      $37,107,706      $68,819,256        $24,052
Contracts in payout
 (annuitization)
 period..............        76,988          157,505           70,793          411,724           94,515             --
                        -----------      -----------      -----------      -----------      -----------        -------
    Total net
     assets..........   $14,265,744      $80,728,541      $31,939,569      $37,519,430      $68,913,771        $24,052
                        ===========      ===========      ===========      ===========      ===========        =======
FUND SHARE
 INFORMATION
Number of shares.....     1,486,015        7,050,528        4,247,283       37,519,430        1,149,329          1,599
                        ===========      ===========      ===========      ===========      ===========        =======
Cost of
 investments.........   $16,107,316      $75,118,055      $38,481,222      $37,519,430      $35,263,135        $23,811
                        ===========      ===========      ===========      ===========      ===========        =======
ACCUMULATION
 UNIT VALUE
    Lowest...........   $     13.01      $     13.81      $      8.11      $      8.73      $     14.00        $ 17.55
                        ===========      ===========      ===========      ===========      ===========        =======
    Highest..........   $     27.26      $     19.70      $     10.35      $     10.44      $     30.16        $ 18.75
                        ===========      ===========      ===========      ===========      ===========        =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -----------------------------------------------------------------------------------
                         NEUBERGER
                          BERMAN
                         ADVISORS    OPPENHEIMER   OPPENHEIMER    OPPENHEIMER   OPPENHEIMER    OPPENHEIMER
                        MANAGEMENT    VARIABLE       VARIABLE      VARIABLE       VARIABLE      VARIABLE
                           TRUST    ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS
                        SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                        ----------- ------------- -------------- ------------- -------------- -------------
                                     OPPENHEIMER                                OPPENHEIMER
                        AMT MID-CAP    CAPITAL     OPPENHEIMER    OPPENHEIMER    DISCOVERY     OPPENHEIMER
                          GROWTH    APPRECIATION  CAPITAL INCOME   CORE BOND   MID CAP GROWTH    GLOBAL
                        ----------- ------------- -------------- ------------- -------------- -------------
ASSETS
Investments, at fair
 value.................   $23,316    $3,433,425     $1,498,872    $  937,223      $619,590     $3,043,865
                          -------    ----------     ----------    ----------      --------     ----------
    Total assets.......   $23,316    $3,433,425     $1,498,872    $  937,223      $619,590     $3,043,865
                          =======    ==========     ==========    ==========      ========     ==========
NET ASSETS
Accumulation units.....   $23,316    $3,426,323     $1,387,535    $  937,223      $619,590     $3,038,041
Contracts in payout
 (annuitization)
 period................        --         7,102        111,337            --            --          5,824
                          -------    ----------     ----------    ----------      --------     ----------
    Total net assets...   $23,316    $3,433,425     $1,498,872    $  937,223      $619,590     $3,043,865
                          =======    ==========     ==========    ==========      ========     ==========
FUND SHARE
 INFORMATION
Number of shares.......       568        59,320        108,300       119,696         8,316         74,495
                          =======    ==========     ==========    ==========      ========     ==========
Cost of investments....   $15,940    $2,242,784     $1,441,054    $1,151,550      $384,060     $2,071,096
                          =======    ==========     ==========    ==========      ========     ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............   $ 13.37    $    10.52     $    11.27    $    11.17      $   7.09     $    17.40
                          =======    ==========     ==========    ==========      ========     ==========
    Highest............   $ 26.56    $    16.96     $    14.77    $    11.83      $  17.63     $    28.61
                          =======    ==========     ==========    ==========      ========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                         ----------------------------------------------------------------------------------------------
                                                                         OPPENHEIMER      OPPENHEIMER     OPPENHEIMER
                                                                          VARIABLE         VARIABLE        VARIABLE
                           OPPENHEIMER     OPPENHEIMER   OPPENHEIMER    ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS
                             VARIABLE       VARIABLE      VARIABLE     (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES
                          ACCOUNT FUNDS   ACCOUNT FUNDS ACCOUNT FUNDS      ("SS"))          ("SS"))         ("SS"))
                           SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                         ---------------- ------------- ------------- ----------------- --------------- ---------------
                           OPPENHEIMER                   OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                         GLOBAL STRATEGIC  OPPENHEIMER   MAIN STREET       CAPITAL          CAPITAL       OPPENHEIMER
                              INCOME       MAIN STREET    SMALL CAP   APPRECIATION (SS)   INCOME (SS)   CORE BOND (SS)
                         ---------------- ------------- ------------- ----------------- --------------- ---------------
ASSETS
Investments, at fair
 value..................    $2,134,736     $1,646,840    $1,492,957      $28,727,078      $11,122,317     $25,480,703
                            ----------     ----------    ----------      -----------      -----------     -----------
    Total assets........    $2,134,736     $1,646,840    $1,492,957      $28,727,078      $11,122,317     $25,480,703
                            ==========     ==========    ==========      ===========      ===========     ===========
NET ASSETS
Accumulation units......    $1,972,172     $1,627,357    $1,490,955      $28,586,388      $11,084,225     $25,459,554
Contracts in payout
 (annuitization) period.       162,564         19,483         2,002          140,690           38,092          21,149
                            ----------     ----------    ----------      -----------      -----------     -----------
    Total net assets....    $2,134,736     $1,646,840    $1,492,957      $28,727,078      $11,122,317     $25,480,703
                            ==========     ==========    ==========      ===========      ===========     ===========
FUND SHARE
 INFORMATION
Number of shares........       396,791         52,716        53,703          500,733          814,225       3,292,080
                            ==========     ==========    ==========      ===========      ===========     ===========
Cost of investments.....    $2,002,884     $1,042,771    $  823,841      $18,305,679      $11,673,781     $28,611,561
                            ==========     ==========    ==========      ===========      ===========     ===========
ACCUMULATION
 UNIT VALUE
    Lowest..............    $     3.97     $    12.78    $    31.68      $     15.82      $     12.64     $      7.72
                            ==========     ==========    ==========      ===========      ===========     ===========
    Highest.............    $    20.83     $    19.26    $    33.56      $     18.42      $     14.82     $      8.81
                            ==========     ==========    ==========      ===========      ===========     ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013

                        ----------------------------------------------------------------------------------------------------
                          OPPENHEIMER     OPPENHEIMER     OPPENHEIMER      OPPENHEIMER      OPPENHEIMER
                           VARIABLE        VARIABLE         VARIABLE         VARIABLE        VARIABLE
                         ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS        PIMCO
                        (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES      VARIABLE
                            ("SS"))         ("SS"))         ("SS"))          ("SS"))          ("SS"))      INSURANCE TRUST
                          SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        --------------- --------------- ---------------- ---------------- --------------- ------------------
                          OPPENHEIMER
                           DISCOVERY                      OPPENHEIMER                       OPPENHEIMER
                            MID CAP       OPPENHEIMER   GLOBAL STRATEGIC   OPPENHEIMER      MAIN STREET      FOREIGN BOND
                          GROWTH (SS)     GLOBAL (SS)     INCOME (SS)    MAIN STREET (SS) SMALL CAP (SS)  (US DOLLAR-HEDGED)
                        --------------- --------------- ---------------- ---------------- --------------- ------------------
ASSETS
Investments, at fair
 value.................   $8,408,340      $14,015,953     $63,803,061      $46,945,083      $21,001,662         $1,865
                          ----------      -----------     -----------      -----------      -----------         ------
    Total assets.......   $8,408,340      $14,015,953     $63,803,061      $46,945,083      $21,001,662         $1,865
                          ==========      ===========     ===========      ===========      ===========         ======
NET ASSETS
Accumulation units.....   $8,389,364      $13,857,240     $63,187,870      $46,800,905      $20,862,792         $1,865
Contracts in payout
 (annuitization)
 period................       18,976          158,713         615,191          144,178          138,870             --
                          ----------      -----------     -----------      -----------      -----------         ------
    Total net assets...   $8,408,340      $14,015,953     $63,803,061      $46,945,083      $21,001,662         $1,865
                          ==========      ===========     ===========      ===========      ===========         ======
FUND SHARE
 INFORMATION
Number of shares.......      116,427          346,329      11,600,557        1,514,846          762,865            186
                          ==========      ===========     ===========      ===========      ===========         ======
Cost of investments....   $4,965,076      $ 9,798,704     $61,518,484      $30,117,373      $11,826,383         $1,898
                          ==========      ===========     ===========      ===========      ===========         ======
ACCUMULATION
 UNIT VALUE
    Lowest.............   $    18.46      $     24.48     $     15.75      $     18.26      $     27.56         $15.91
                          ==========      ===========     ===========      ===========      ===========         ======
    Highest............   $    21.64      $     28.70     $     18.46      $     21.41      $     32.31         $15.91
                          ==========      ===========     ===========      ===========      ===========         ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ---------------------------------------------------------------------------------------------------
                             PIMCO           PIMCO           PIMCO            PIMCO            PIMCO            PIMCO
                           VARIABLE        VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE
                        INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST  INSURANCE TRUST  INSURANCE TRUST  INSURANCE TRUST
                          SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                        --------------- --------------- ---------------- ---------------- ---------------- ----------------
                                                           PIMCO VIT
                                                           COMMODITY        PIMCO VIT
                                                          REAL RETURN        EMERGING        PIMCO VIT        PIMCO VIT
                                          PIMCO TOTAL       STRATEGY       MARKETS BOND     REAL RETURN      TOTAL RETURN
                         MONEY MARKET       RETURN      (ADVISOR SHARES) (ADVISOR SHARES) (ADVISOR SHARES) (ADVISOR SHARES)
                        --------------- --------------- ---------------- ---------------- ---------------- ----------------
ASSETS
Investments, at fair
 value.................     $19,772         $1,565         $2,803,593       $1,449,959       $4,874,562      $18,497,049
                            -------         ------         ----------       ----------       ----------      -----------
    Total assets.......     $19,772         $1,565         $2,803,593       $1,449,959       $4,874,562      $18,497,049
                            =======         ======         ==========       ==========       ==========      ===========
NET ASSETS
Accumulation units.....     $19,772         $1,565         $2,803,593       $1,449,959       $4,874,562      $18,497,049
Contracts in payout
 (annuitization)
 period................          --             --                 --               --               --               --
                            -------         ------         ----------       ----------       ----------      -----------
    Total net assets...     $19,772         $1,565         $2,803,593       $1,449,959       $4,874,562      $18,497,049
                            =======         ======         ==========       ==========       ==========      ===========
FUND SHARE
 INFORMATION
Number of shares.......      19,772            143            463,404          107,884          386,870        1,684,613
                            =======         ======         ==========       ==========       ==========      ===========
Cost of investments....     $19,772         $1,528         $4,200,321       $1,486,492       $5,047,021      $18,256,838
                            =======         ======         ==========       ==========       ==========      ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............     $  9.96         $16.65         $     7.91       $    13.57       $    12.07      $     13.24
                            =======         ======         ==========       ==========       ==========      ===========
    Highest............     $  9.96         $16.65         $     8.76       $    15.03       $    13.36      $     14.66
                            =======         ======         ==========       ==========       ==========      ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        ------------------------------------------------------------------------------------------
                          PROFUNDS       PROFUNDS         PROFUNDS        PROFUNDS       PUTNAM         PUTNAM
                             VP             VP               VP              VP      VARIABLE TRUST VARIABLE TRUST
                         SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                        ------------- -------------- ------------------ ------------ -------------- --------------
                                                          PROFUND                     VT AMERICAN         VT
                           PROFUND       PROFUND             VP           PROFUND      GOVERNMENT      CAPITAL
                        VP FINANCIALS VP HEALTH CARE TELECOMMUNICATIONS VP UTILITIES     INCOME     OPPORTUNITIES
                        ------------- -------------- ------------------ ------------ -------------- --------------
ASSETS
Investments, at fair
 value.................    $4,301         $4,562           $3,661         $20,311     $20,483,747     $5,254,818
                           ------         ------           ------         -------     -----------     ----------
    Total assets.......    $4,301         $4,562           $3,661         $20,311     $20,483,747     $5,254,818
                           ======         ======           ======         =======     ===========     ==========
NET ASSETS
Accumulation units.....    $4,301         $4,562           $3,661         $20,311     $20,162,006     $5,254,818
Contracts in payout
 (annuitization)
 period................        --             --               --              --         321,741             --
                           ------         ------           ------         -------     -----------     ----------
    Total net assets...    $4,301         $4,562           $3,661         $20,311     $20,483,747     $5,254,818
                           ======         ======           ======         =======     ===========     ==========
FUND SHARE
 INFORMATION
Number of shares.......       154             88              417             579       2,054,538        224,661
                           ======         ======           ======         =======     ===========     ==========
Cost of investments....    $2,955         $2,616           $3,083         $15,121     $23,290,138     $3,435,328
                           ======         ======           ======         =======     ===========     ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............    $ 8.32         $16.14           $10.46         $  9.84     $      9.18     $    20.31
                           ======         ======           ======         =======     ===========     ==========
    Highest............    $18.33         $21.47           $15.33         $ 15.64     $     19.04     $    28.58
                           ======         ======           ======         =======     ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -----------------------------------------------------------------------------------------
                            PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                        VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                        -------------- -------------- -------------- -------------- -------------- --------------
                              VT             VT         VT GEORGE          VT             VT
                         DIVERSIFIED       EQUITY         PUTNAM      GLOBAL ASSET      GLOBAL       VT GLOBAL
                            INCOME         INCOME        BALANCED      ALLOCATION       EQUITY      HEALTH CARE
                        -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value.................  $27,838,641    $81,755,988    $58,941,080    $25,064,186    $18,695,520    $29,447,049
                         -----------    -----------    -----------    -----------    -----------    -----------
    Total assets.......  $27,838,641    $81,755,988    $58,941,080    $25,064,186    $18,695,520    $29,447,049
                         ===========    ===========    ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.....  $27,722,191    $81,445,446    $58,696,060    $25,026,949    $18,621,565    $29,438,752
Contracts in payout
 (annuitization)
 period................      116,450        310,542        245,020         37,237         73,955          8,297
                         -----------    -----------    -----------    -----------    -----------    -----------
    Total net assets...  $27,838,641    $81,755,988    $58,941,080    $25,064,186    $18,695,520    $29,447,049
                         ===========    ===========    ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares.......    3,677,496      4,007,646      6,372,009      1,327,552      1,203,833      1,684,614
                         ===========    ===========    ===========    ===========    ===========    ===========
Cost of investments....  $28,920,003    $43,059,454    $61,159,144    $19,453,567    $17,565,457    $19,920,456
                         ===========    ===========    ===========    ===========    ===========    ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     14.13    $     12.57    $     12.29    $     13.60    $      7.41    $     15.68
                         ===========    ===========    ===========    ===========    ===========    ===========
    Highest............  $     21.01    $     25.67    $     15.34    $     20.93    $     17.14    $     22.68
                         ===========    ===========    ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -----------------------------------------------------------------------------------------
                            PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                        VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                        -------------- -------------- -------------- -------------- -------------- --------------
                                                            VT                                           VT
                          VT GLOBAL    VT GROWTH AND      GROWTH           VT             VT       INTERNATIONAL
                          UTILITIES        INCOME     OPPORTUNITIES    HIGH YIELD       INCOME         EQUITY
                        -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value.................  $11,549,547    $157,750,955   $10,806,369    $39,729,295    $81,699,322    $97,084,744
                         -----------    ------------   -----------    -----------    -----------    -----------
    Total assets.......  $11,549,547    $157,750,955   $10,806,369    $39,729,295    $81,699,322    $97,084,744
                         ===========    ============   ===========    ===========    ===========    ===========
NET ASSETS
Accumulation units.....  $11,541,421    $157,283,727   $10,780,085    $39,621,875    $81,173,844    $96,770,691
Contracts in payout
 (annuitization)
 period................        8,126         467,228        26,284        107,420        525,478        314,053
                         -----------    ------------   -----------    -----------    -----------    -----------
    Total net assets...  $11,549,547    $157,750,955   $10,806,369    $39,729,295    $81,699,322    $97,084,744
                         ===========    ============   ===========    ===========    ===========    ===========
FUND SHARE
 INFORMATION
Number of shares.......      873,642       6,597,698     1,262,426      5,619,419      6,865,489      6,793,894
                         ===========    ============   ===========    ===========    ===========    ===========
Cost of investments....  $12,127,412    $138,098,506   $ 7,611,465    $38,222,904    $81,577,745    $98,372,258
                         ===========    ============   ===========    ===========    ===========    ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     10.75    $      13.34   $      6.26    $     15.35    $     13.44    $     10.07
                         ===========    ============   ===========    ===========    ===========    ===========
    Highest............  $     21.48    $      21.32   $     19.16    $     24.62    $     19.77    $     21.27
                         ===========    ============   ===========    ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -----------------------------------------------------------------------------------------
                            PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                        VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                        -------------- -------------- -------------- -------------- -------------- --------------
                              VT             VT                            VT             VT             VT
                        INTERNATIONAL  INTERNATIONAL                     MONEY        MULTI CAP      MULTI CAP
                            GROWTH         VALUE       VT INVESTORS      MARKET         GROWTH         VALUE
                        -------------- -------------- -------------- -------------- -------------- --------------
ASSETS
Investments, at fair
 value.................  $14,739,110    $16,375,197    $57,858,199    $65,392,595    $85,226,822     $7,870,846
                         -----------    -----------    -----------    -----------    -----------     ----------
    Total assets.......  $14,739,110    $16,375,197    $57,858,199    $65,392,595    $85,226,822     $7,870,846
                         ===========    ===========    ===========    ===========    ===========     ==========
NET ASSETS
Accumulation units.....  $14,692,005    $16,348,336    $57,620,468    $65,126,996    $85,095,380     $7,870,846
Contracts in payout
 (annuitization)
 period................       47,105         26,861        237,731        265,599        131,442             --
                         -----------    -----------    -----------    -----------    -----------     ----------
    Total net assets...  $14,739,110    $16,375,197    $57,858,199    $65,392,595    $85,226,822     $7,870,846
                         ===========    ===========    ===========    ===========    ===========     ==========
FUND SHARE
 INFORMATION
Number of shares.......      736,587      1,480,578      3,764,359     65,392,595      2,797,073        397,317
                         ===========    ===========    ===========    ===========    ===========     ==========
Cost of investments....  $10,935,693    $18,472,379    $42,176,411    $65,392,595    $60,609,928     $5,511,315
                         ===========    ===========    ===========    ===========    ===========     ==========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $      7.32    $     12.46    $      8.64    $      8.62    $      6.76     $    20.12
                         ===========    ===========    ===========    ===========    ===========     ==========
    Highest............  $     15.92    $     18.97    $     21.63    $     11.67    $     24.31     $    27.81
                         ===========    ===========    ===========    ===========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                            ----------------------------------------------------------------------------------------
                                                                         THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                PUTNAM         PUTNAM         PUTNAM     INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                            VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST  FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                             SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                            -------------- -------------- -------------- ------------- -------------- --------------
                                                                                                        VAN KAMPEN
                                                                          VAN KAMPEN                    UIF GLOBAL
                                                                           UIF CORE      VAN KAMPEN   TACTICAL ASSET
                                            VT SMALL CAP                  PLUS FIXED    UIF EMERGING    ALLOCATION
                             VT RESEARCH       VALUE        VT VOYAGER      INCOME     MARKETS EQUITY   PORTFOLIO
                            -------------- -------------- -------------- ------------- -------------- --------------
ASSETS
Investments, at fair value.  $26,998,166    $48,018,235    $119,380,863    $659,314     $23,230,741    $92,037,316
                             -----------    -----------    ------------    --------     -----------    -----------
    Total assets...........  $26,998,166    $48,018,235    $119,380,863    $659,314     $23,230,741    $92,037,316
                             ===========    ===========    ============    ========     ===========    ===========
NET ASSETS
Accumulation units.........  $26,915,471    $47,991,264    $119,044,636    $659,314     $23,127,050    $90,722,760
Contracts in payout
 (annuitization) period....       82,695         26,971         336,227          --         103,691      1,314,556
                             -----------    -----------    ------------    --------     -----------    -----------
    Total net assets.......  $26,998,166    $48,018,235    $119,380,863    $659,314     $23,230,741    $92,037,316
                             ===========    ===========    ============    ========     ===========    ===========
FUND SHARE
 INFORMATION
Number of shares...........    1,485,048      2,304,138       2,315,827      64,575       1,581,398      8,321,638
                             ===========    ===========    ============    ========     ===========    ===========
Cost of investments........  $17,935,355    $35,264,890    $ 85,471,332    $679,817     $21,001,775    $84,518,048
                             ===========    ===========    ============    ========     ===========    ===========
ACCUMULATION UNIT
 VALUE
    Lowest.................  $     10.64    $     18.54    $       9.00    $  12.54     $     17.25    $     11.19
                             ===========    ===========    ============    ========     ===========    ===========
    Highest................  $     21.53    $     37.60    $      22.75    $  16.59     $     30.08    $     57.65
                             ===========    ===========    ============    ========     ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                        -------------------------------------------------------------------------------------
                                                                   THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                        THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                        INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL  FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                         FUNDS, INC.   FUNDS, INC.    FUNDS, INC.   (CLASS II)     (CLASS II)    (CLASS II)
                         SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                        ------------- -------------- ------------- ------------- -------------- -------------
                                                                    VAN KAMPEN     VAN KAMPEN    VAN KAMPEN
                                                      VAN KAMPEN   UIF EMERGING   UIF EMERGING   UIF GLOBAL
                         VAN KAMPEN   VAN KAMPEN UIF   UIF U.S.    MARKETS DEBT  MARKETS EQUITY   FRANCHISE
                         UIF GROWTH   MID CAP GROWTH  REAL ESTATE   (CLASS II)     (CLASS II)    (CLASS II)
                        ------------- -------------- ------------- ------------- -------------- -------------
ASSETS
Investments, at fair
 value.................  $27,381,980   $16,584,916    $18,745,695   $12,011,510    $9,292,661    $46,552,844
                         -----------   -----------    -----------   -----------    ----------    -----------
    Total assets.......  $27,381,980   $16,584,916    $18,745,695   $12,011,510    $9,292,661    $46,552,844
                         ===========   ===========    ===========   ===========    ==========    ===========
NET ASSETS
Accumulation units.....  $27,303,232   $16,534,772    $18,678,184   $11,960,877    $9,292,661    $46,216,185
Contracts in payout
 (annuitization)
 period................       78,748        50,144         67,511        50,633            --        336,659
                         -----------   -----------    -----------   -----------    ----------    -----------
    Total net assets...  $27,381,980   $16,584,916    $18,745,695   $12,011,510    $9,292,661    $46,552,844
                         ===========   ===========    ===========   ===========    ==========    ===========
FUND SHARE
 INFORMATION
Number of shares.......      882,436     1,150,931      1,190,959     1,470,197       634,745      2,542,482
                         ===========   ===========    ===========   ===========    ==========    ===========
Cost of investments....  $14,617,993   $11,655,910    $17,023,056   $12,156,340    $8,931,203    $38,142,685
                         ===========   ===========    ===========   ===========    ==========    ===========
ACCUMULATION
 UNIT VALUE
    Lowest.............  $     13.17   $     23.94    $     22.74   $     17.53    $    30.57    $     20.31
                         ===========   ===========    ===========   ===========    ==========    ===========
    Highest............  $     24.67   $     29.89    $     41.48   $     24.90    $    35.21    $     28.70
                         ===========   ===========    ===========   ===========    ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2013


                                     -----------------------------------------------------------------------
                                     THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL
                                     INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL
                                      FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.    FUNDS, INC.
                                       (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)    (CLASS II)
                                      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                                     -------------- ------------- ------------- -------------- -------------
                                       VAN KAMPEN
                                       UIF GLOBAL
                                     TACTICAL ASSET                VAN KAMPEN   VAN KAMPEN UIF  VAN KAMPEN
                                       ALLOCATION    VAN KAMPEN    UIF MID CAP  SMALL COMPANY    UIF U.S.
                                       PORTFOLIO     UIF GROWTH      GROWTH         GROWTH      REAL ESTATE
                                       (CLASS II)    (CLASS II)    (CLASS II)     (CLASS II)    (CLASS II)
                                     -------------- ------------- ------------- -------------- -------------
ASSETS
Investments, at fair value..........  $31,979,416    $7,193,733    $23,805,207   $12,718,272    $36,894,318
                                      -----------    ----------    -----------   -----------    -----------
    Total assets....................  $31,979,416    $7,193,733    $23,805,207   $12,718,272    $36,894,318
                                      ===========    ==========    ===========   ===========    ===========
NET ASSETS
Accumulation units..................  $31,841,660    $7,171,490    $23,780,801   $12,652,022    $36,762,918
Contracts in payout (annuitization)
 period.............................      137,756        22,243         24,406        66,250        131,400
                                      -----------    ----------    -----------   -----------    -----------
    Total net assets................  $31,979,416    $7,193,733    $23,805,207   $12,718,272    $36,894,318
                                      ===========    ==========    ===========   ===========    ===========
FUND SHARE INFORMATION
Number of shares....................    2,899,312       236,714      1,670,541       463,494      2,355,959
                                      ===========    ==========    ===========   ===========    ===========
Cost of investments.................  $29,053,524    $3,660,850    $17,661,053   $ 6,778,298    $34,399,322
                                      ===========    ==========    ===========   ===========    ===========
ACCUMULATION UNIT VALUE
    Lowest..........................  $     12.24    $    20.38    $     15.15   $     31.50    $     22.60
                                      ===========    ==========    ===========   ===========    ===========
    Highest.........................  $     17.42    $    27.01    $     33.66   $     36.68    $     29.73
                                      ===========    ==========    ===========   ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                         -----------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                             AST
                                          ACADEMIC                   AST         AST         AST         AST
                                         STRATEGIES      AST      BALANCED    BLACKROCK     BOND        BOND
                                            ASSET     ADVANCED      ASSET      GLOBAL     PORTFOLIO   PORTFOLIO
                                         ALLOCATION  STRATEGIES  ALLOCATION  STRATEGIES     2018        2019
                                         ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................... $       --   $     --   $       --    $   --     $     --    $     --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........   (100,358)   (39,217)    (126,713)     (251)      (8,647)     (5,639)
    Administrative expense..............     (9,878)    (3,920)     (14,623)      (27)        (934)       (484)
                                         ----------   --------   ----------    ------     --------    --------
    Net investment income (loss)........   (110,236)   (43,137)    (141,336)     (278)      (9,581)     (6,123)
                                         ----------   --------   ----------    ------     --------    --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................  1,457,066    520,694    1,252,429       284       41,466       6,158
    Cost of investments sold............  1,250,433    406,556      997,960       265       37,690       6,714
                                         ----------   --------   ----------    ------     --------    --------
       Realized gains (losses) on
        fund shares.....................    206,633    114,138      254,469        19        3,776        (556)
Realized gain distributions.............         --         --           --        --           --          --
                                         ----------   --------   ----------    ------     --------    --------
    Net realized gains (losses).........    206,633    114,138      254,469        19        3,776        (556)
Change in unrealized gains (losses).....    405,766    284,564    1,313,503     1,843      (23,824)    (15,520)
                                         ----------   --------   ----------    ------     --------    --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    612,399    398,702    1,567,972     1,862      (20,048)    (16,076)
                                         ----------   --------   ----------    ------     --------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS............................. $  502,163   $355,565   $1,426,636    $1,584     $(29,629)   $(22,199)
                                         ==========   ========   ==========    ======     ========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                      -----------------------------------------------------------------------
                                       ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                        SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                         TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                      ----------- ----------- ----------- ----------- ----------- -----------
                                                                                          AST
                                          AST         AST         AST         AST       CAPITAL       AST
                                         BOND        BOND        BOND        BOND       GROWTH      COHEN &
                                       PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO     ASSET      STEERS
                                         2021        2022        2023      2024 (A)   ALLOCATION    REALTY
                                      ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $     --    $     --   $       --   $     --   $       --    $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (2,203)     (4,730)     (11,910)    (2,178)    (104,716)    (1,065)
    Administrative expense...........      (206)       (460)      (1,230)      (208)     (10,907)      (129)
                                       --------    --------   ----------   --------   ----------    -------
    Net investment income
     (loss)..........................    (2,409)     (5,190)     (13,140)    (2,386)    (115,623)    (1,194)
                                       --------    --------   ----------   --------   ----------    -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   327,001     482,949    1,279,390    251,542    1,435,777      5,451
    Cost of investments sold.........   301,435     462,431    1,313,049    256,750    1,168,232      5,678
                                       --------    --------   ----------   --------   ----------    -------
       Realized gains (losses)
        on fund shares...............    25,566      20,518      (33,659)    (5,208)     267,545       (227)
Realized gain distributions..........        --          --           --         --           --         --
                                       --------    --------   ----------   --------   ----------    -------
    Net realized gains (losses)......    25,566      20,518      (33,659)    (5,208)     267,545       (227)
Change in unrealized gains
 (losses)............................   (35,292)    (47,909)     (33,855)    (5,959)   1,192,936        840
                                       --------    --------   ----------   --------   ----------    -------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................    (9,726)    (27,391)     (67,514)   (11,167)   1,460,481        613
                                       --------    --------   ----------   --------   ----------    -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(12,135)   $(32,581)  $  (80,654)  $(13,553)  $1,344,858    $  (581)
                                       ========    ========   ==========   ========   ==========    =======

--------
(a)For the period beginning January 2, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                      ---------------------------------------------------------------------------
                                       ADVANCED    ADVANCED    ADVANCED      ADVANCED     ADVANCED     ADVANCED
                                        SERIES      SERIES      SERIES        SERIES       SERIES       SERIES
                                         TRUST       TRUST       TRUST        TRUST         TRUST       TRUST
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                      ----------- ----------- ----------- -------------- ----------- ------------
                                                                               AST                       AST
                                          AST       AST FI        AST        FRANKLIN                  GOLDMAN
                                       FEDERATED  PYRAMIS(R)  FIRST TRUST   TEMPLETON        AST        SACHS
                                      AGGRESSIVE     ASSET     BALANCED   FOUNDING FUNDS   GLOBAL    CONCENTRATED
                                        GROWTH    ALLOCATION    TARGET      ALLOCATION   REAL ESTATE    GROWTH
                                      ----------- ----------- ----------- -------------- ----------- ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................   $   --      $    --   $       --     $     --       $  --      $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......     (239)      (3,890)     (37,529)     (40,473)        (37)        (547)
    Administrative expense...........      (33)        (425)      (3,856)      (4,866)         (4)         (77)
                                        ------      -------   ----------     --------       -----      -------
    Net investment income
     (loss)..........................     (272)      (4,315)     (41,385)     (45,339)        (41)        (624)
                                        ------      -------   ----------     --------       -----      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    4,751       55,221    1,120,747      710,647         239        7,495
    Cost of investments sold.........    3,964       48,661      964,683      634,081         167        4,756
                                        ------      -------   ----------     --------       -----      -------
       Realized gains (losses)
        on fund shares...............      787        6,560      156,064       76,566          72        2,739
Realized gain distributions..........       --           --           --           --          --           --
                                        ------      -------   ----------     --------       -----      -------
    Net realized gains (losses)......      787        6,560      156,064       76,566          72        2,739
Change in unrealized gains
 (losses)............................    6,799       42,465      181,511      627,135          48       10,692
                                        ------      -------   ----------     --------       -----      -------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................    7,586       49,025      337,575      703,701         120       13,431
                                        ------      -------   ----------     --------       -----      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $7,314      $44,710   $  296,190     $658,362       $  79      $12,807
                                        ======      =======   ==========     ========       =====      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         ---------------------------------------------------------------------------
                                          ADVANCED    ADVANCED      ADVANCED      ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES        SERIES        SERIES      SERIES      SERIES
                                            TRUST       TRUST         TRUST         TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- --------------- ----------- ----------- -----------
                                             AST         AST                         AST
                                           GOLDMAN     GOLDMAN         AST         GOLDMAN       AST
                                            SACHS       SACHS        GOLDMAN        SACHS      HERNDON
                                          LARGE-CAP    MID-CAP        SACHS       SMALL-CAP   LARGE-CAP      AST
                                            VALUE      GROWTH    MULTI-ASSET (B)    VALUE     VALUE (C)  HIGH YIELD
                                         ----------- ----------- --------------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   --      $    --       $    --       $   --      $   --      $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (103)        (547)       (6,957)         (77)       (276)      (1,034)
    Administrative expense..............      (15)         (72)         (834)         (11)        (36)        (146)
                                           ------      -------       -------       ------      ------      -------
    Net investment income (loss)........     (118)        (619)       (7,791)         (88)       (312)      (1,180)
                                           ------      -------       -------       ------      ------      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      130        1,148        97,362          224       5,113       19,260
    Cost of investments sold............      122          996        87,219          162       4,640       17,597
                                           ------      -------       -------       ------      ------      -------
       Realized gains (losses) on
        fund shares.....................        8          152        10,143           62         473        1,663
Realized gain distributions.............       --           --            --           --          --           --
                                           ------      -------       -------       ------      ------      -------
    Net realized gains (losses).........        8          152        10,143           62         473        1,663
Change in unrealized gains
 (losses)...............................    2,702       13,286        39,370        2,117       6,718        4,615
                                           ------      -------       -------       ------      ------      -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    2,710       13,438        49,513        2,179       7,191        6,278
                                           ------      -------       -------       ------      ------      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $2,592      $12,819       $41,722       $2,091      $6,879      $ 5,098
                                           ======      =======       =======       ======      ======      =======

--------
(b)Previously known as AST Horizon Moderate Asset Allocation
(c)Previously known as AST BlackRock Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         -------------------------------------------------------------------------------
                                           ADVANCED      ADVANCED     ADVANCED    ADVANCED     ADVANCED      ADVANCED
                                            SERIES        SERIES       SERIES      SERIES       SERIES        SERIES
                                             TRUST         TRUST        TRUST       TRUST        TRUST         TRUST
                                          SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ------------- ----------- ----------- ------------- -------------
                                                                         AST         AST          AST           AST
                                              AST           AST      INVESTMENT  J.P. MORGAN  J.P. MORGAN   J.P. MORGAN
                                         INTERNATIONAL INTERNATIONAL    GRADE      GLOBAL    INTERNATIONAL   STRATEGIC
                                            GROWTH         VALUE        BOND      THEMATIC    EQUITY (D)   OPPORTUNITIES
                                         ------------- ------------- ----------- ----------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $    --       $    --    $       --    $    --      $   --       $     --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........       (558)         (755)      (44,059)    (2,011)       (717)       (47,905)
    Administrative expense..............        (77)         (100)       (4,862)      (245)        (76)        (4,984)
                                            -------       -------    ----------    -------      ------       --------
    Net investment income (loss)........       (635)         (855)      (48,921)    (2,256)       (793)       (52,889)
                                            -------       -------    ----------    -------      ------       --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     14,925        10,450     3,953,813     46,355       2,858        584,689
    Cost of investments sold............     13,588        11,047     3,861,396     42,087       2,805        491,704
                                            -------       -------    ----------    -------      ------       --------
       Realized gains (losses) on
        fund shares.....................      1,337          (597)       92,417      4,268          53         92,985
Realized gain distributions.............         --            --            --         --          --             --
                                            -------       -------    ----------    -------      ------       --------
    Net realized gains (losses).........      1,337          (597)       92,417      4,268          53         92,985
Change in unrealized gains
 (losses)...............................      7,346        12,363      (174,643)    19,636       7,229        251,776
                                            -------       -------    ----------    -------      ------       --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................      8,683        11,766       (82,226)    23,904       7,282        344,761
                                            -------       -------    ----------    -------      ------       --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $ 8,048       $10,911    $ (131,147)   $21,648      $6,489       $291,872
                                            =======       =======    ==========    =======      ======       ========

--------
(d)Previously known as AST JPMorgan International Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         -----------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES      SERIES      SERIES      SERIES
                                            TRUST       TRUST       TRUST       TRUST       TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ----------- ----------- -----------
                                                         AST
                                                       LOOMIS        AST
                                             AST       SAYLES    LORD ABBETT     AST         AST         AST
                                          LARGE-CAP   LARGE-CAP  CORE FIXED  MFS GLOBAL      MFS       MID-CAP
                                            VALUE    GROWTH (E)    INCOME      EQUITY      GROWTH       VALUE
                                         ----------- ----------- ----------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $   --      $    --     $    --     $    --     $   --      $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........      (72)      (1,444)       (630)       (616)      (159)        (471)
    Administrative expense..............      (11)        (173)        (92)        (94)       (24)         (55)
                                           ------      -------     -------     -------     ------      -------
    Net investment income (loss)........      (83)      (1,617)       (722)       (710)      (183)        (526)
                                           ------      -------     -------     -------     ------      -------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................       87        3,508       3,813       4,018      1,371          532
    Cost of investments sold............       73        2,779       3,521       3,380        896          312
                                           ------      -------     -------     -------     ------      -------
       Realized gains (losses) on
        fund shares.....................       14          729         292         638        475          220
Realized gain distributions.............       --           --          --          --         --           --
                                           ------      -------     -------     -------     ------      -------
    Net realized gains (losses).........       14          729         292         638        475          220
Change in unrealized gains (losses).....    2,363       35,295      (1,553)     14,455      4,572        9,867
                                           ------      -------     -------     -------     ------      -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    2,377       36,024      (1,261)     15,093      5,047       10,087
                                           ------      -------     -------     -------     ------      -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $2,294      $34,407     $(1,983)    $14,383     $4,864      $ 9,561
                                           ======      =======     =======     =======     ======      =======

--------
(e)Previously known as AST Marsico Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         -------------------------------------------------------------------------
                                          ADVANCED    ADVANCED    ADVANCED     ADVANCED     ADVANCED    ADVANCED
                                           SERIES      SERIES      SERIES       SERIES       SERIES      SERIES
                                            TRUST       TRUST       TRUST        TRUST        TRUST       TRUST
                                         SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ----------- ------------- ----------- -----------
                                                         AST
                                                      NEUBERGER      AST                       AST         AST
                                                      BERMAN /    NEUBERGER       AST      PARAMETRIC     PIMCO
                                             AST         LSV       BERMAN    NEW DISCOVERY  EMERGING     LIMITED
                                            MONEY      MID-CAP     MID-CAP       ASSET       MARKETS    MATURITY
                                           MARKET       VALUE      GROWTH     ALLOCATION     EQUITY       BOND
                                         ----------- ----------- ----------- ------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................... $       --    $    --     $    --      $    --       $  --      $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (6,370)      (309)       (477)         (58)       (194)      (1,130)
    Administrative expense..............       (657)       (40)        (68)          (6)        (23)        (160)
                                         ----------    -------     -------      -------       -----      -------
    Net investment income (loss)........     (7,027)      (349)       (545)         (64)       (217)      (1,290)
                                         ----------    -------     -------      -------       -----      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................  1,195,508     11,498       4,423       10,060         709       21,027
    Cost of investments sold............  1,195,508      8,242       3,721        9,454         705       22,316
                                         ----------    -------     -------      -------       -----      -------
       Realized gains (losses) on
        fund shares.....................         --      3,256         702          606           4       (1,289)
Realized gain distributions.............         --         --          --           --          --           --
                                         ----------    -------     -------      -------       -----      -------
    Net realized gains (losses).........         --      3,256         702          606           4       (1,289)
Change in unrealized gains
 (losses)...............................         --      6,286      12,246           31          35       (1,048)
                                         ----------    -------     -------      -------       -----      -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................         --      9,542      12,948          637          39       (2,337)
                                         ----------    -------     -------      -------       -----      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS............................. $   (7,027)   $ 9,193     $12,403      $   573       $(178)     $(3,627)
                                         ==========    =======     =======      =======       =====      =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         ----------------------------------------------------------------------------
                                           ADVANCED     ADVANCED      ADVANCED     ADVANCED    ADVANCED    ADVANCED
                                            SERIES       SERIES        SERIES       SERIES      SERIES      SERIES
                                            TRUST        TRUST         TRUST         TRUST       TRUST       TRUST
                                         SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                                         ------------ ------------ -------------- ----------- ----------- -----------
                                             AST          AST           AST           AST                     AST
                                            PIMCO     PRESERVATION   PRUDENTIAL     QMA US        AST      SCHRODERS
                                         TOTAL RETURN    ASSET         GROWTH       EQUITY     RCM WORLD    GLOBAL
                                             BOND      ALLOCATION  ALLOCATION (F)    ALPHA    TRENDS (AV)  TACTICAL
                                         ------------ ------------ -------------- ----------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $     --    $       --    $       --     $    --    $     --     $    --
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (4,512)     (120,728)     (127,792)       (492)    (24,222)     (5,460)
    Administrative expense..............       (457)      (12,580)      (13,226)        (72)     (2,538)       (712)
                                           --------    ----------    ----------     -------    --------     -------
    Net investment income (loss)........     (4,969)     (133,308)     (141,018)       (564)    (26,760)     (6,172)
                                           --------    ----------    ----------     -------    --------     -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................    318,741     1,720,070     4,333,719      17,783     495,474      59,686
    Cost of investments sold............    310,416     1,478,307     3,907,082      13,800     384,206      50,915
                                           --------    ----------    ----------     -------    --------     -------
       Realized gains (losses) on
        fund shares.....................      8,325       241,763       426,637       3,983     111,268       8,771
Realized gain distributions.............         --            --            --          --          --          --
                                           --------    ----------    ----------     -------    --------     -------
    Net realized gains (losses).........      8,325       241,763       426,637       3,983     111,268       8,771
Change in unrealized gains (losses).....    (20,435)      492,352       968,355       9,694      83,849      68,770
                                           --------    ----------    ----------     -------    --------     -------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    (12,110)      734,115     1,394,992      13,677     195,117      77,541
                                           --------    ----------    ----------     -------    --------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $(17,079)   $  600,807    $1,253,974     $13,113    $168,357     $71,369
                                           ========    ==========    ==========     =======    ========     =======

--------
(f)Previously known as AST First Trust Capital Appreciation Target
(av)Previously known as AST CLS Moderate Asset Allocation


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                      -------------------------------------------------------------------------------
                                       ADVANCED    ADVANCED    ADVANCED      ADVANCED       ADVANCED      ADVANCED
                                        SERIES      SERIES      SERIES        SERIES         SERIES        SERIES
                                         TRUST       TRUST       TRUST         TRUST          TRUST         TRUST
                                      SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                      ----------- ----------- ----------- --------------- ------------- -------------
                                          AST
                                       SCHRODERS                                               AST           AST
                                      MULTI-ASSET     AST         AST           AST       T. ROWE PRICE T. ROWE PRICE
                                         WORLD     SMALL-CAP   SMALL-CAP     TEMPLETON        ASSET        EQUITY
                                      STRATEGIES    GROWTH       VALUE    GLOBAL BOND (G)  ALLOCATION      INCOME
                                      ----------- ----------- ----------- --------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $     --     $   --      $   --        $    --       $      --      $    --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................   (11,203)       (36)       (300)          (703)        (91,393)      (1,038)
    Administrative expense...........    (1,168)        (4)        (39)           (90)         (9,329)        (107)
                                       --------     ------      ------        -------       ---------      -------
    Net investment income
     (loss)..........................   (12,371)       (40)       (339)          (793)       (100,722)      (1,145)
                                       --------     ------      ------        -------       ---------      -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   319,991      1,581       2,629          6,229         936,227        4,647
    Cost of investments sold.........   264,592      1,343       1,652          6,507         733,008        3,988
                                       --------     ------      ------        -------       ---------      -------
       Realized gains (losses)
        on fund shares...............    55,399        238         977           (278)        203,219          659
Realized gain distributions..........        --         --          --             --              --           --
                                       --------     ------      ------        -------       ---------      -------
    Net realized gains (losses)......    55,399        238         977           (278)        203,219          659
Change in unrealized gains
 (losses)............................    48,715        757       7,324         (2,137)        745,014       17,723
                                       --------     ------      ------        -------       ---------      -------
    Net realized and change in
     unrealized gains (losses)
     on investments..................   104,114        995       8,301         (2,415)        948,233       18,382
                                       --------     ------      ------        -------       ---------      -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $ 91,743     $  955      $7,962        $(3,208)      $ 847,511      $17,237
                                       ========     ======      ======        =======       =========      =======

--------
(g)Previously known as AST T. Rowe Price Global Bond


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         -----------------------------------------------------------------------------
                                                                                              ALLIANCE     ALLIANCE
                                                                                              BERNSTEIN    BERNSTEIN
                                           ADVANCED      ADVANCED     ADVANCED    ADVANCED    VARIABLE     VARIABLE
                                            SERIES        SERIES       SERIES      SERIES      PRODUCT      PRODUCT
                                             TRUST         TRUST        TRUST       TRUST    SERIES FUND  SERIES FUND
                                          SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                         ------------- ------------- ----------- ----------- ----------- -------------
                                                                         AST
                                              AST           AST      WELLINGTON      AST                   ALLIANCE
                                         T. ROWE PRICE T. ROWE PRICE MANAGEMENT    WESTERN    ALLIANCE   BERNSTEIN VPS
                                           LARGE-CAP      NATURAL      HEDGED    ASSET CORE   BERNSTEIN    GROWTH &
                                            GROWTH       RESOURCES     EQUITY     PLUS BOND  VPS GROWTH     INCOME
                                         ------------- ------------- ----------- ----------- ----------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $    --       $    --      $    --      $  --    $    5,700   $   720,184
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........       (409)       (1,590)      (1,855)      (110)     (325,336)     (972,148)
    Administrative expense..............        (52)         (187)        (199)       (19)      (32,490)      (73,076)
                                            -------       -------      -------      -----    ----------   -----------
    Net investment income
     (loss).............................       (461)       (1,777)      (2,054)      (129)     (352,126)     (325,040)
                                            -------       -------      -------      -----    ----------   -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     29,408        25,327       41,355        611     5,457,077    14,820,034
    Cost of investments sold............     16,448        27,319       34,234        610     3,748,049    12,855,532
                                            -------       -------      -------      -----    ----------   -----------
       Realized gains (losses) on
        fund shares.....................     12,960        (1,992)       7,121          1     1,709,028     1,964,502
Realized gain distributions.............         --            --           --         --            --            --
                                            -------       -------      -------      -----    ----------   -----------
    Net realized gains (losses).........     12,960        (1,992)       7,121          1     1,709,028     1,964,502
Change in unrealized gains
 (losses)...............................       (452)       19,458       17,117       (199)    4,574,781    15,892,116
                                            -------       -------      -------      -----    ----------   -----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................     12,508        17,466       24,238       (198)    6,283,809    17,856,618
                                            -------       -------      -------      -----    ----------   -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $12,047       $15,689      $22,184      $(327)   $5,931,683   $17,531,578
                                            =======       =======      =======      =====    ==========   ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------
                                  ALLIANCE      ALLIANCE      ALLIANCE      ALLIANCE
                                  BERNSTEIN     BERNSTEIN     BERNSTEIN     BERNSTEIN       AMERICAN         AMERICAN
                                  VARIABLE      VARIABLE      VARIABLE      VARIABLE        CENTURY          CENTURY
                                   PRODUCT       PRODUCT       PRODUCT       PRODUCT        VARIABLE         VARIABLE
                                 SERIES FUND   SERIES FUND   SERIES FUND   SERIES FUND  PORTFOLIOS, INC. PORTFOLIOS, INC.
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                ------------- ------------- ------------- ------------- ---------------- ----------------
                                  ALLIANCE      ALLIANCE      ALLIANCE
                                BERNSTEIN VPS BERNSTEIN VPS BERNSTEIN VPS   ALLIANCE        AMERICAN         AMERICAN
                                INTERNATIONAL   LARGE CAP     SMALL/MID   BERNSTEIN VPS     CENTURY          CENTURY
                                    VALUE        GROWTH       CAP VALUE       VALUE       VP BALANCED    VP INTERNATIONAL
                                ------------- ------------- ------------- ------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $  761,728    $       --    $   78,406     $ 23,075         $  182           $   92
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (201,622)     (282,062)     (283,720)     (19,059)          (156)             (74)
    Administrative
     expense...................     (26,210)      (23,407)      (36,608)      (2,370)           (11)              (6)
                                 ----------    ----------    ----------     --------         ------           ------
    Net investment income
     (loss)....................     533,896      (305,469)     (241,922)       1,646             15               12
                                 ----------    ----------    ----------     --------         ------           ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   4,557,517     3,294,432     5,439,196      659,539            908               83
    Cost of investments
     sold......................   5,396,513     2,281,682     4,044,158      623,951            786               65
                                 ----------    ----------    ----------     --------         ------           ------
       Realized gains
        (losses) on fund
        shares.................    (838,996)    1,012,750     1,395,038       35,588            122               18
Realized gain
 distributions.................          --            --     1,071,248           --            221               --
                                 ----------    ----------    ----------     --------         ------           ------
    Net realized gains
     (losses)..................    (838,996)    1,012,750     2,466,286       35,588            343               18
Change in unrealized gains
 (losses)......................   2,885,229     4,856,891     3,532,808      336,755          1,315            1,011
                                 ----------    ----------    ----------     --------         ------           ------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............   2,046,233     5,869,641     5,999,094      372,343          1,658            1,029
                                 ----------    ----------    ----------     --------         ------           ------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $2,580,129    $5,564,172    $5,757,172     $373,989         $1,673           $1,041
                                 ==========    ==========    ==========     ========         ======           ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         --------------------------------------------------------------------------
                                           DREYFUS
                                          SOCIALLY                   DREYFUS     DREYFUS        DWS         DWS
                                         RESPONSIBLE                VARIABLE     VARIABLE   INVESTMENTS INVESTMENTS
                                           GROWTH    DREYFUS STOCK INVESTMENT   INVESTMENT   VARIABLE    VARIABLE
                                         FUND, INC.   INDEX FUND      FUND         FUND      SERIES I    SERIES I
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ------------- ----------- ------------ ----------- -----------
                                           DREYFUS                                                          DWS
                                          SOCIALLY                                                        CAPITAL
                                         RESPONSIBLE DREYFUS STOCK VIF GROWTH      VIF          DWS       GROWTH
                                         GROWTH FUND  INDEX FUND    & INCOME   MONEY MARKET BOND VIP A     VIP A
                                         ----------- ------------- ----------- ------------ ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $  220      $  9,233      $   747     $     --    $ 11,217    $ 12,142
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........     (209)       (6,646)      (1,133)      (6,055)     (1,248)     (4,108)
    Administrative expense..............      (18)         (502)         (85)        (467)       (935)     (2,937)
                                           ------      --------      -------     --------    --------    --------
    Net investment income (loss)........       (7)        2,085         (471)      (6,522)      9,034       5,097
                                           ------      --------      -------     --------    --------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................      760        34,423       10,930      232,387      59,643     123,342
    Cost of investments sold............      607        28,514        8,728      232,387      59,593      91,771
                                           ------      --------      -------     --------    --------    --------
       Realized gains (losses) on
        fund shares.....................      153         5,909        2,202           --          50      31,571
Realized gain distributions.............       --         5,408           --           --          --          --
                                           ------      --------      -------     --------    --------    --------
    Net realized gains (losses).........      153        11,317        2,202           --          50      31,571
Change in unrealized gains
 (losses)...............................    4,794       117,942       23,042           --     (21,024)    249,928
                                           ------      --------      -------     --------    --------    --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    4,947       129,259       25,244           --     (20,974)    281,499
                                           ------      --------      -------     --------    --------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $4,940      $131,344      $24,773     $ (6,522)   $(11,940)   $286,596
                                           ======      ========      =======     ========    ========    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         ---------------------------------------------------------------------------
                                             DWS         DWS          DWS           DWS          DWS         DWS
                                         INVESTMENTS INVESTMENTS  INVESTMENTS   INVESTMENTS  INVESTMENTS INVESTMENTS
                                          VARIABLE    VARIABLE     VARIABLE      VARIABLE     VARIABLE    VARIABLE
                                          SERIES I    SERIES I     SERIES I      SERIES II    SERIES II   SERIES II
                                         SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                                         ----------- ----------- ------------- ------------- ----------- -----------
                                                         DWS                                                 DWS
                                                       GLOBAL                       DWS          DWS        SMALL
                                             DWS      SMALL CAP       DWS      GLOBAL INCOME    MONEY      MID CAP
                                         CORE EQUITY   GROWTH    INTERNATIONAL    BUILDER      MARKET      GROWTH
                                            VIP A       VIP A        VIP A       VIP A II     VIP A II    VIP A II
                                         ----------- ----------- ------------- ------------- ----------- -----------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................  $  6,189    $  6,820     $ 14,284      $ 27,437      $    18    $    387
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (2,038)     (4,662)      (1,245)       (5,441)        (772)     (1,408)
    Administrative expense..............    (1,446)     (3,296)        (858)       (3,893)        (517)       (996)
                                          --------    --------     --------      --------      -------    --------
    Net investment income (loss)........     2,705      (1,138)      12,181        18,103       (1,271)     (2,017)
                                          --------    --------     --------      --------      -------    --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................    29,978     222,552       87,106       155,677        6,395      36,194
    Cost of investments sold............    25,386     192,602      110,072       131,039        6,395      28,070
                                          --------    --------     --------      --------      -------    --------
       Realized gains (losses) on
        fund shares.....................     4,592      29,950      (22,966)       24,638           --       8,124
Realized gain distributions.............        --      72,416           --            --           --          --
                                          --------    --------     --------      --------      -------    --------
    Net realized gains (losses).........     4,592     102,366      (22,966)       24,638           --       8,124
Change in unrealized gains
 (losses)...............................   139,463     226,793       61,816       147,247           --     109,504
                                          --------    --------     --------      --------      -------    --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................   144,055     329,159       38,850       171,885           --     117,628
                                          --------    --------     --------      --------      -------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................  $146,760    $328,021     $ 51,031      $189,988      $(1,271)   $115,611
                                          ========    ========     ========      ========      =======    ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------
                                                FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY
                                  FEDERATED     VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                  INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                                   SERIES     PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                                 SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                ------------- ------------- ------------- ------------- ------------- -------------
                                  FEDERATED
                                    PRIME          VIP           VIP                         VIP
                                MONEY FUND II  CONTRAFUND   EQUITY-INCOME  VIP GROWTH    HIGH INCOME  VIP INDEX 500
                                ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $       --    $   51,523     $ 19,196      $  9,113      $ 39,244     $   76,139
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (82,890)      (61,006)     (10,375)      (40,035)       (9,133)       (51,453)
    Administrative
     expense...................      (6,312)       (4,888)        (799)       (3,175)         (746)        (4,111)
                                 ----------    ----------     --------      --------      --------     ----------
    Net investment income
     (loss)....................     (89,202)      (14,371)       8,022       (34,097)       29,365         20,575
                                 ----------    ----------     --------      --------      --------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   1,518,063       718,240      171,381       440,679       184,745        864,171
    Cost of investments
     sold......................   1,518,063       571,723      152,525       328,613       184,522        654,600
                                 ----------    ----------     --------      --------      --------     ----------
       Realized gains
        (losses) on fund
        shares.................          --       146,517       18,856       112,066           223        209,571
Realized gain
 distributions.................          --         1,372       51,113         2,170            --         41,502
                                 ----------    ----------     --------      --------      --------     ----------
    Net realized gains
     (losses)..................          --       147,889       69,969       114,236           223        251,073
Change in unrealized gains
 (losses)......................          --     1,132,256      111,031       865,175         2,822        820,621
                                 ----------    ----------     --------      --------      --------     ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............          --     1,280,145      181,000       979,411         3,045      1,071,694
                                 ----------    ----------     --------      --------      --------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $  (89,202)   $1,265,774     $189,022      $945,314      $ 32,410     $1,092,269
                                 ==========    ==========     ========      ========      ========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                             ---------------------------------------------------------------------------------------------------
                                                             FIDELITY          FIDELITY          FIDELITY          FIDELITY
                               FIDELITY      FIDELITY        VARIABLE          VARIABLE          VARIABLE          VARIABLE
                               VARIABLE      VARIABLE        INSURANCE         INSURANCE         INSURANCE         INSURANCE
                               INSURANCE     INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                             PRODUCTS FUND PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                              SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                             ------------- ------------- ----------------- ----------------- ----------------- -----------------
                                  VIP                        VIP ASSET                              VIP           VIP FREEDOM
                              INVESTMENT        VIP       MANAGER GROWTH    VIP CONTRAFUND     EQUITY-INCOME    2010 PORTFOLIO
                              GRADE BOND     OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                             ------------- ------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends...................   $ 28,763      $ 13,680         $    84         $   392,221        $ 13,771         $   82,155
Charges from Allstate
 Life Insurance
 Company:
    Mortality and
     expense risk...........    (14,811)      (11,882)           (684)           (739,250)         (9,911)          (100,213)
    Administrative
     expense................     (1,270)         (967)            (52)            (99,900)           (674)           (13,229)
                               --------      --------         -------         -----------        --------         ----------
    Net investment
     income (loss)..........     12,682           831            (652)           (446,929)          3,186            (31,287)
                               --------      --------         -------         -----------        --------         ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
    Proceeds from
     sales..................    170,656       342,238          53,862          18,089,080         189,132          3,056,071
    Cost of investments
     sold...................    168,123       331,621          34,414          16,250,737         174,822          2,731,826
                               --------      --------         -------         -----------        --------         ----------
       Realized gains
        (losses) on
        fund
        shares..............      2,533        10,617          19,448           1,838,343          14,310            324,245
Realized gain
 distributions..............     14,753         3,750              48              13,735          40,872             82,736
                               --------      --------         -------         -----------        --------         ----------
    Net realized gains
     (losses)...............     17,286        14,367          19,496           1,852,078          55,182            406,981
Change in unrealized
 gains (losses).............    (69,382)      229,340          (9,255)         11,905,074          97,733            363,704
                               --------      --------         -------         -----------        --------         ----------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments............    (52,096)      243,707          10,241          13,757,152         152,915            770,685
                               --------      --------         -------         -----------        --------         ----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.................   $(39,414)     $244,538         $ 9,589         $13,310,223        $156,101         $  739,398
                               ========      ========         =======         ===========        ========         ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                           ------------------------------------------------------------------------------------------
                               FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                               VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                               INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                             PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                           (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------- ----------------- ----------------- ----------------- -----------------
                                                                  VIP FREEDOM
                              VIP FREEDOM       VIP FREEDOM         INCOME                            VIP GROWTH
                            2020 PORTFOLIO    2030 PORTFOLIO       PORTFOLIO        VIP GROWTH         & INCOME
                           (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.................    $   77,556         $ 36,692          $ 23,433           $    59         $  193,714
Charges from Allstate
 Life Insurance
 Company:
   Mortality and
    expense risk..........       (82,416)         (34,705)          (30,089)           (1,973)          (174,202)
   Administrative
    expense...............       (10,990)          (4,835)           (4,183)             (133)           (23,412)
                              ----------         --------          --------           -------         ----------
   Net investment
    income (loss).........       (15,850)          (2,848)          (10,839)           (2,047)            (3,900)
                              ----------         --------          --------           -------         ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
   Proceeds from
    sales.................     1,720,600          595,090           721,617            12,590          2,669,316
   Cost of investments
    sold..................     1,484,418          513,990           684,965             7,683          2,068,874
                              ----------         --------          --------           -------         ----------
      Realized gains
       (losses) on
       fund
       shares.............       236,182           81,100            36,652             4,907            600,442
Realized gain
 distributions............        77,472           36,290            20,093                90                 --
                              ----------         --------          --------           -------         ----------
   Net realized gains
    (losses)..............       313,654          117,390            56,745             4,997            600,442
Change in unrealized
 gains (losses)...........       436,212          331,411            28,443            35,819          2,697,176
                              ----------         --------          --------           -------         ----------
   Net realized and
    change in
    unrealized gains
    (losses) on
    investments...........       749,866          448,801            85,188            40,816          3,297,618
                              ----------         --------          --------           -------         ----------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS...............    $  734,016         $445,953          $ 74,349           $38,769         $3,293,718
                              ==========         ========          ========           =======         ==========

                           -----------------
                               FIDELITY
                               VARIABLE
                               INSURANCE
                             PRODUCTS FUND
                           (SERVICE CLASS 2)
                              SUB-ACCOUNT
                           -----------------

                                  VIP
                             GROWTH STOCK
                           (SERVICE CLASS 2)
                           -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.................     $  4,095
Charges from Allstate
 Life Insurance
 Company:
   Mortality and
    expense risk..........      (18,366)
   Administrative
    expense...............       (2,441)
                               --------
   Net investment
    income (loss).........      (16,712)
                               --------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
   Proceeds from
    sales.................      408,079
   Cost of investments
    sold..................      327,659
                               --------
      Realized gains
       (losses) on
       fund
       shares.............       80,420
Realized gain
 distributions............      127,515
                               --------
   Net realized gains
    (losses)..............      207,935
Change in unrealized
 gains (losses)...........      168,259
                               --------
   Net realized and
    change in
    unrealized gains
    (losses) on
    investments...........      376,194
                               --------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS...............     $359,482
                               ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                           ------------------------------------------------------------------------------------------
                               FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                               VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                               INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                             PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                           (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                              SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                           ----------------- ----------------- ----------------- ----------------- -----------------
                               VIP HIGH                         VIP INVESTMENT                         VIP MONEY
                                INCOME         VIP INDEX 500      GRADE BOND        VIP MID CAP         MARKET
                           (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                           ----------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.................    $  285,938        $  144,846           $ 40           $   38,239        $     1,162
Charges from Allstate
 Life Insurance
 Company:
   Mortality and
    expense risk..........       (75,315)         (113,850)           (22)            (209,610)          (168,234)
   Administrative
    expense...............        (9,462)          (15,076)            (1)             (28,595)           (20,906)
                              ----------        ----------           ----           ----------        -----------
   Net investment
    income (loss).........       201,161            15,920             17             (199,966)          (187,978)
                              ----------        ----------           ----           ----------        -----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
   Proceeds from
    sales.................     1,205,249         2,126,043             27            4,412,600         10,641,381
   Cost of investments
    sold..................     1,171,010         1,758,445             27            3,915,744         10,641,381
                              ----------        ----------           ----           ----------        -----------
      Realized gains
       (losses) on
       fund
       shares.............        34,239           367,598             --              496,856                 --
Realized gain
 distributions............            --            76,962             23            1,854,495                 --
                              ----------        ----------           ----           ----------        -----------
   Net realized gains
    (losses)..............        34,239           444,560             23            2,351,351                 --
Change in unrealized
 gains (losses)...........       (25,601)        1,606,292            (99)           2,187,129                 --
                              ----------        ----------           ----           ----------        -----------
   Net realized and
    change in
    unrealized gains
    (losses) on
    investments...........         8,638         2,050,852            (76)           4,538,480                 --
                              ----------        ----------           ----           ----------        -----------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS...............    $  209,799        $2,066,772           $(59)          $4,338,514        $  (187,978)
                              ==========        ==========           ====           ==========        ===========

                           -----------------
                               FIDELITY
                               VARIABLE
                               INSURANCE
                             PRODUCTS FUND
                           (SERVICE CLASS 2)
                              SUB-ACCOUNT
                           -----------------

                             VIP OVERSEAS
                           (SERVICE CLASS 2)
                           -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.................      $  403
Charges from Allstate
 Life Insurance
 Company:
   Mortality and
    expense risk..........        (589)
   Administrative
    expense...............         (34)
                                ------
   Net investment
    income (loss).........        (220)
                                ------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses)
 on fund shares:
   Proceeds from
    sales.................       1,918
   Cost of investments
    sold..................       2,010
                                ------
      Realized gains
       (losses) on
       fund
       shares.............         (92)
Realized gain
 distributions............         139
                                ------
   Net realized gains
    (losses)..............          47
Change in unrealized
 gains (losses)...........       9,142
                                ------
   Net realized and
    change in
    unrealized gains
    (losses) on
    investments...........       9,189
                                ------
INCREASE
 (DECREASE) IN
 NET ASSETS
 FROM
 OPERATIONS...............      $8,969
                                ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                --------------------------------------------------------------------------------------------
                                   FRANKLIN       FRANKLIN        FRANKLIN         FRANKLIN       FRANKLIN       FRANKLIN
                                  TEMPLETON      TEMPLETON        TEMPLETON       TEMPLETON      TEMPLETON      TEMPLETON
                                   VARIABLE       VARIABLE        VARIABLE         VARIABLE       VARIABLE       VARIABLE
                                  INSURANCE      INSURANCE        INSURANCE       INSURANCE      INSURANCE      INSURANCE
                                PRODUCTS TRUST PRODUCTS TRUST  PRODUCTS TRUST   PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- ----------------- -------------- -------------- --------------
                                   FRANKLIN       FRANKLIN                                        FRANKLIN       FRANKLIN
                                   FLEX CAP      GROWTH AND                        FRANKLIN      LARGE CAP      SMALL CAP
                                    GROWTH         INCOME       FRANKLIN HIGH       INCOME         GROWTH         VALUE
                                  SECURITIES     SECURITIES   INCOME SECURITIES   SECURITIES     SECURITIES     SECURITIES
                                -------------- -------------- ----------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $      104     $  819,792      $  774,635      $ 9,089,874    $   373,219    $   440,574
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (37,926)      (450,099)       (159,366)      (2,012,950)      (490,159)      (472,165)
    Administrative
     expense...................       (4,923)       (60,917)        (14,675)        (242,546)       (67,745)       (60,431)
                                  ----------     ----------      ----------      -----------    -----------    -----------
    Net investment income
     (loss)....................      (42,745)       308,776         600,594        6,834,378       (184,685)       (92,022)
                                  ----------     ----------      ----------      -----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    1,124,437      9,714,292       2,519,710       36,152,634     11,748,355     10,213,796
    Cost of investments
     sold......................      776,470      9,051,675       2,296,928       35,255,725      9,636,169      7,251,849
                                  ----------     ----------      ----------      -----------    -----------    -----------
       Realized gains
        (losses) on fund
        shares.................      347,967        662,617         222,782          896,909      2,112,186      2,961,947
Realized gain
 distributions.................        7,111             --              --               --             --        568,575
                                  ----------     ----------      ----------      -----------    -----------    -----------
    Net realized gains
     (losses)..................      355,078        662,617         222,782          896,909      2,112,186      3,530,522
Change in unrealized gains
 (losses)......................      459,889      6,791,710        (199,842)       8,735,010      6,445,924      6,343,375
                                  ----------     ----------      ----------      -----------    -----------    -----------
    Net realized and
     change in unrealized
     gains (losses) on
     investments...............      814,967      7,454,327          22,940        9,631,919      8,558,110      9,873,897
                                  ----------     ----------      ----------      -----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM
 OPERATIONS....................   $  772,222     $7,763,103      $  623,534      $16,466,297    $ 8,373,425    $ 9,781,875
                                  ==========     ==========      ==========      ===========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------
                                   FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                  TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                   VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE       VARIABLE
                                  INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE      INSURANCE
                                PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST PRODUCTS TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                   FRANKLIN                                                   TEMPLETON
                                SMALL MID-CAP                 MUTUAL GLOBAL                   DEVELOPING     TEMPLETON
                                    GROWTH     FRANKLIN U.S.    DISCOVERY    MUTUAL SHARES     MARKETS        FOREIGN
                                  SECURITIES     GOVERNMENT     SECURITIES     SECURITIES     SECURITIES     SECURITIES
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $     --     $   659,413     $  355,751    $ 1,557,985     $  321,985    $ 2,114,719
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (19,343)       (322,215)      (231,676)    (1,111,247)      (236,097)    (1,265,236)
    Administrative
     expense...................      (2,387)        (43,824)       (31,913)      (136,029)       (31,456)      (151,113)
                                   --------     -----------     ----------    -----------     ----------    -----------
    Net investment income
     (loss)....................     (21,730)        293,374         92,162        310,709         54,432        698,370
                                   --------     -----------     ----------    -----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     882,898       9,121,839      5,219,932     22,397,106      4,772,002     24,121,407
    Cost of investments
     sold......................     569,693       9,121,119      4,801,172     19,229,014      4,685,942     22,766,531
                                   --------     -----------     ----------    -----------     ----------    -----------
       Realized gains
        (losses) on fund
        shares.................     313,205             720        418,760      3,168,092         86,060      1,354,876
Realized gain
 distributions.................      73,195              --      1,478,520             --             --             --
                                   --------     -----------     ----------    -----------     ----------    -----------
    Net realized gains
     (losses)..................     386,400             720      1,897,280      3,168,092         86,060      1,354,876
Change in unrealized gains
 (losses)......................      54,991      (1,220,076)     1,802,650     14,717,230       (540,586)    14,695,468
                                   --------     -----------     ----------    -----------     ----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............     441,391      (1,219,356)     3,699,930     17,885,322       (454,526)    16,050,344
                                   --------     -----------     ----------    -----------     ----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $419,661     $  (925,982)    $3,792,092    $18,196,031     $ (400,094)   $16,748,714
                                   ========     ===========     ==========    ===========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                              -------------------------------------------------------------------------------------
                                 FRANKLIN       FRANKLIN
                                TEMPLETON      TEMPLETON    GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS GOLDMAN SACHS
                                 VARIABLE       VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                                INSURANCE      INSURANCE      INSURANCE     INSURANCE     INSURANCE     INSURANCE
                              PRODUCTS TRUST PRODUCTS TRUST     TRUST         TRUST         TRUST         TRUST
                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                              -------------- -------------- ------------- ------------- ------------- -------------
                                TEMPLETON                                                                  VIT
                                  GLOBAL       TEMPLETON         VIT                         VIT        STRATEGIC
                                   BOND          GROWTH       LARGE CAP        VIT        STRATEGIC   INTERNATIONAL
                                SECURITIES     SECURITIES       VALUE     MID CAP VALUE    GROWTH        EQUITY
                              -------------- -------------- ------------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................   $  82,861       $ 27,035     $   45,000    $   27,957      $   78        $   --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk....................     (23,889)       (13,370)       (60,485)      (54,136)       (224)          (29)
    Administrative
     expense.................      (2,693)        (1,013)        (7,633)       (7,075)        (17)           (2)
                                ---------       --------     ----------    ----------      ------        ------
    Net investment
     income (loss)...........      56,279         12,652        (23,118)      (33,254)       (163)          (31)
                                ---------       --------     ----------    ----------      ------        ------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from
     sales...................     421,948        109,177      1,559,681     1,441,925         260         3,011
    Cost of investments
     sold....................     367,426        103,080      1,384,488     1,233,701         189         2,360
                                ---------       --------     ----------    ----------      ------        ------
       Realized gains
        (losses) on
        fund shares..........      54,522          6,097        175,193       208,224          71           651
Realized gain
 distributions...............      21,394             --        429,929       269,757         729            --
                                ---------       --------     ----------    ----------      ------        ------
    Net realized gains
     (losses)................      75,916          6,097        605,122       477,981         800           651
Change in unrealized gains
 (losses)....................    (129,672)       237,908        509,754       561,398       4,339          (250)
                                ---------       --------     ----------    ----------      ------        ------
    Net realized and
     change in
     unrealized gains
     (losses) on
     investments.............     (53,756)       244,005      1,114,876     1,039,379       5,139           401
                                ---------       --------     ----------    ----------      ------        ------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................   $   2,523       $256,657     $1,091,758    $1,006,125      $4,976        $  370
                                =========       ========     ==========    ==========      ======        ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                      --------------------------------------------------------------------------------
                                      GOLDMAN SACHS GOLDMAN SACHS
                                        VARIABLE      VARIABLE       INVESCO      INVESCO      INVESCO      INVESCO
                                        INSURANCE     INSURANCE    INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT
                                          TRUST         TRUST       SERVICES      SERVICES     SERVICES     SERVICES
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------ ------------ ------------
                                           VIT
                                       STRUCTURED        VIT      INVESCO V.I.  INVESCO V.I.              INVESCO V.I.
                                        SMALL CAP    STRUCTURED     AMERICAN      AMERICAN   INVESCO V.I.     CORE
                                         EQUITY      U.S. EQUITY  FRANCHISE (H)  VALUE (I)   COMSTOCK (J)    EQUITY
                                      ------------- ------------- ------------- ------------ ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   79,882    $   61,998    $   363,072  $   312,038   $  507,821  $ 1,195,587
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk.......    (126,417)      (90,081)    (1,156,255)    (759,840)    (433,040)  (1,163,598)
    Administrative expense...........     (16,430)      (11,746)       (83,889)     (54,687)     (31,574)     (87,307)
                                       ----------    ----------    -----------  -----------   ----------  -----------
    Net investment income
     (loss)..........................     (62,965)      (39,829)      (877,072)    (502,489)      43,207      (55,318)
                                       ----------    ----------    -----------  -----------   ----------  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............   2,683,394     2,370,028     14,184,169   11,218,126    6,781,068   13,839,607
    Cost of investments sold.........   2,351,938     1,947,489     12,228,955    8,875,902    5,195,002    9,825,885
                                       ----------    ----------    -----------  -----------   ----------  -----------
       Realized gains (losses)
        on fund shares...............     331,456       422,539      1,955,214    2,342,224    1,586,066    4,013,722
Realized gain distributions..........   1,008,314            --             --           --           --           --
                                       ----------    ----------    -----------  -----------   ----------  -----------
    Net realized gains (losses)......   1,339,770       422,539      1,955,214    2,342,224    1,586,066    4,013,722
Change in unrealized gains
 (losses)............................   1,241,307     1,482,964     26,360,137   11,483,978    7,560,932   17,041,510
                                       ----------    ----------    -----------  -----------   ----------  -----------
    Net realized and change in
     unrealized gains (losses) on
     investments.....................   2,581,077     1,905,503     28,315,351   13,826,202    9,146,998   21,055,232
                                       ----------    ----------    -----------  -----------   ----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $2,518,112    $1,865,674    $27,438,279  $13,323,713   $9,190,205  $20,999,914
                                       ==========    ==========    ===========  ===========   ==========  ===========

--------
(h)Previously known as Invesco Van Kampen V.I. American Franchise
(i)Previously known as Invesco Van Kampen V.I. American Value
(j)Previously known as Invesco Van Kampen V.I. Comstock

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         ----------------------------------------------------------------------------------
                                           INVESCO      INVESCO      INVESCO      INVESCO      INVESCO         INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT     INVESTMENT
                                           SERVICES     SERVICES     SERVICES     SERVICES     SERVICES       SERVICES
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT
                                         ------------ ------------ ------------ ------------ ------------ -----------------
                                         INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                         DIVERSIFIED  DIVERSIFIED   EQUITY AND  GLOBAL CORE   GOVERNMENT    INVESCO V.I.
                                           DIVIDEND      INCOME     INCOME (K)     EQUITY     SECURITIES  HIGH YIELD (L)(M)
                                         ------------ ------------ ------------ ------------ ------------ -----------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................... $ 3,399,122   $  421,512   $  429,517   $  722,932   $  382,306     $  888,796
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........  (1,999,505)    (120,813)    (362,033)    (496,080)    (144,357)      (186,863)
    Administrative expense..............    (145,991)      (9,216)     (27,027)     (36,797)     (11,139)       (13,689)
                                         -----------   ----------   ----------   ----------   ----------     ----------
    Net investment income
     (loss).............................   1,253,626      291,483       40,457      190,055      226,810        688,244
                                         -----------   ----------   ----------   ----------   ----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................  25,891,420    1,806,570    4,986,752    6,361,079    2,294,749      3,680,145
    Cost of investments sold............  16,740,302    2,074,959    4,322,821    6,378,617    2,314,054      3,694,111
                                         -----------   ----------   ----------   ----------   ----------     ----------
       Realized gains (losses) on
        fund shares.....................   9,151,118     (268,389)     663,931      (17,538)     (19,305)       (13,966)
Realized gain distributions.............          --           --           --           --           --             --
                                         -----------   ----------   ----------   ----------   ----------     ----------
    Net realized gains (losses).........   9,151,118     (268,389)     663,931      (17,538)     (19,305)       (13,966)
Change in unrealized gains
 (losses)...............................  28,339,600     (156,215)   5,031,706    6,918,659     (665,786)      (176,959)
                                         -----------   ----------   ----------   ----------   ----------     ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................  37,490,718     (424,604)   5,695,637    6,901,121     (685,091)      (190,925)
                                         -----------   ----------   ----------   ----------   ----------     ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS............................. $38,744,344   $ (133,121)  $5,736,094   $7,091,176   $ (458,281)    $  497,319
                                         ===========   ==========   ==========   ==========   ==========     ==========

--------
(k)Previously known as Invesco Van Kampen V.I. Equity and Income
(l)On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(m)For the period beginning April 26, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                         -----------------------------------------------------------------------------------
                                              INVESCO         INVESCO      INVESCO      INVESCO      INVESCO      INVESCO
                                            INVESTMENT      INVESTMENT    INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT
                                             SERVICES        SERVICES      SERVICES     SERVICES     SERVICES     SERVICES
                                            SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                         ----------------- ------------- ------------ ------------ ------------ ------------
                                           INVESCO V.I.    INVESCO V.I.  INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.
                                            HIGH YIELD     INTERNATIONAL   MID CAP      MID CAP       MONEY       S&P 500
                                         SECURITIES (L)(N)    GROWTH     CORE EQUITY   GROWTH (O)     MARKET       INDEX
                                         ----------------- ------------- ------------ ------------ ------------ ------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................    $ 1,151,923     $  270,199    $   80,453   $   32,669   $    3,235   $  643,789
Charges from Allstate Life
 Insurance Company:
    Mortality and expense risk..........        (55,615)      (291,534)     (157,855)    (102,475)    (120,221)    (439,458)
    Administrative expense..............         (3,934)       (22,333)      (11,532)      (7,819)      (9,348)     (31,923)
                                            -----------     ----------    ----------   ----------   ----------   ----------
    Net investment income
     (loss).............................      1,092,374        (43,668)      (88,934)     (77,625)    (126,334)     172,408
                                            -----------     ----------    ----------   ----------   ----------   ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales.................     14,265,216      3,047,941     2,133,613    1,206,088    3,896,443    5,832,934
    Cost of investments sold............     17,431,132      2,047,372     1,721,294    1,017,519    3,896,443    4,170,293
                                            -----------     ----------    ----------   ----------   ----------   ----------
       Realized gains (losses) on
        fund shares.....................     (3,165,916)     1,000,569       412,319      188,569           --    1,662,641
Realized gain distributions.............             --             --       812,129           --           --           --
                                            -----------     ----------    ----------   ----------   ----------   ----------
    Net realized gains (losses).........     (3,165,916)     1,000,569     1,224,448      188,569           --    1,662,641
Change in unrealized gains
 (losses)...............................      2,545,857      2,637,496     1,592,767    2,233,146           --    6,513,340
                                            -----------     ----------    ----------   ----------   ----------   ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................       (620,059)     3,638,065     2,817,215    2,421,715           --    8,175,981
                                            -----------     ----------    ----------   ----------   ----------   ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................    $   472,315     $3,594,397    $2,728,281   $2,344,090   $ (126,334)  $8,348,389
                                            ===========     ==========    ==========   ==========   ==========   ==========

--------
(l)On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(o)Previously known as Invesco Van Kampen V.I. Mid Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------
                                                                                INVESCO        INVESCO        INVESCO
                                  INVESCO      INVESCO         INVESCO         INVESTMENT     INVESTMENT    INVESTMENT
                                 INVESTMENT   INVESTMENT     INVESTMENT         SERVICES       SERVICES      SERVICES
                                  SERVICES     SERVICES       SERVICES        (SERIES II)    (SERIES II)    (SERIES II)
                                SUB-ACCOUNT  SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                ------------ ------------ ----------------- ---------------- ------------ ---------------
                                                            INVESCO V.I.      INVESCO V.I.   INVESCO V.I.
                                INVESCO V.I. INVESCO V.I.       VALUE           AMERICAN       AMERICAN    INVESCO V.I.
                                 TECHNOLOGY   UTILITIES   OPPORTUNITIES (P) FRANCHISE II (Q) VALUE II (R) COMSTOCK II (S)
                                ------------ ------------ ----------------- ---------------- ------------ ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $     --     $174,507      $  107,622        $   67,998    $   180,465    $ 1,622,993
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (33,891)     (79,431)        (95,088)         (442,623)      (507,277)    (1,808,092)
    Administrative
     expense...................     (2,577)      (6,087)         (7,288)          (44,211)       (65,616)      (189,214)
                                  --------     --------      ----------        ----------    -----------    -----------
    Net investment income
     (loss)....................    (36,468)      88,989           5,246          (418,836)      (392,428)      (374,313)
                                  --------     --------      ----------        ----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    302,758      995,780       1,129,465         6,690,067     10,000,660     30,894,398
    Cost of investments
     sold......................    216,211      906,522       1,085,201         4,275,776      8,129,965     23,531,977
                                  --------     --------      ----------        ----------    -----------    -----------
       Realized gains
        (losses) on fund
        shares.................     86,547       89,258          44,264         2,414,291      1,870,695      7,362,421
Realized gain distributions....    219,308      121,531              --                --             --             --
                                  --------     --------      ----------        ----------    -----------    -----------
    Net realized gains
     (losses)..................    305,855      210,789          44,264         2,414,291      1,870,695      7,362,421
Change in unrealized gains
 (losses)......................    285,370      247,939       1,947,843         7,015,357      7,961,961     26,745,574
                                  --------     --------      ----------        ----------    -----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    591,225      458,728       1,992,107         9,429,648      9,832,656     34,107,995
                                  --------     --------      ----------        ----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $554,757     $547,717      $1,997,353        $9,010,812    $ 9,440,228    $33,733,682
                                  ========     ========      ==========        ==========    ===========    ===========

--------
(p)Previously known as Invesco Van Kampen V.I. Value Opportunities
(q)Previously known as Invesco Van Kampen V.I. American Franchise II
(r)Previously known as Invesco Van Kampen V.I. American Value II
(s)Previously known as Invesco Van Kampen V.I. Comstock II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                         -------------------------------------------------------------------------------
                                           INVESCO      INVESCO      INVESCO       INVESCO      INVESCO       INVESCO
                                          INVESTMENT   INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT   INVESTMENT
                                           SERVICES     SERVICES     SERVICES     SERVICES      SERVICES     SERVICES
                                         (SERIES II)  (SERIES II)  (SERIES II)   (SERIES II)  (SERIES II)   (SERIES II)
                                         SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------ ------------ ------------ ------------- ------------ -------------
                                         INVESCO V.I. INVESCO V.I. INVESCO V.I. INVESCO V.I.  INVESCO V.I. INVESCO V.I.
                                             CORE     DIVERSIFIED  DIVERSIFIED   EQUITY AND   GLOBAL CORE   GOVERNMENT
                                          EQUITY II   DIVIDEND II   INCOME II   INCOME II (T)  EQUITY II   SECURITIES II
                                         ------------ ------------ ------------ ------------- ------------ -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $ 24,138    $  801,078    $  9,407    $   576,921   $  337,231    $ 10,433
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (30,830)     (633,645)     (3,398)      (598,937)    (320,924)     (5,483)
    Administrative expense..............     (3,253)      (53,712)       (225)       (69,981)     (28,610)       (349)
                                           --------    ----------    --------    -----------   ----------    --------
    Net investment income (loss)........     (9,945)      113,721       5,784        (91,997)     (12,303)      4,601
                                           --------    ----------    --------    -----------   ----------    --------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................    469,682     8,552,194     107,232     12,004,162    3,975,164     146,533
    Cost of investments sold............    348,100     6,092,088     122,242      9,570,235    3,928,147     147,562
                                           --------    ----------    --------    -----------   ----------    --------
       Realized gains (losses) on
        fund shares.....................    121,582     2,460,106     (15,010)     2,433,927       47,017      (1,029)
Realized gain distributions.............         --            --          --             --           --          --
                                           --------    ----------    --------    -----------   ----------    --------
    Net realized gains (losses).........    121,582     2,460,106     (15,010)     2,433,927       47,017      (1,029)
Change in unrealized gains (losses).....    351,527     7,366,409       4,547      5,959,091    3,706,380     (19,732)
                                           --------    ----------    --------    -----------   ----------    --------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    473,109     9,826,515     (10,463)     8,393,018    3,753,397     (20,761)
                                           --------    ----------    --------    -----------   ----------    --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.............................   $463,164    $9,940,236    $ (4,679)   $ 8,301,021   $3,741,094    $(16,160)
                                           ========    ==========    ========    ===========   ==========    ========

--------
(t)Previously known as Invesco Van Kampen V.I. Equity and Income II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                            --------------------------------------------------------------------------------------------------
                               INVESCO          INVESCO              INVESCO           INVESCO       INVESCO        INVESCO
                             INVESTMENT        INVESTMENT           INVESTMENT       INVESTMENT     INVESTMENT    INVESTMENT
                              SERVICES          SERVICES             SERVICES         SERVICES       SERVICES      SERVICES
                             (SERIES II)      (SERIES II)          (SERIES II)       (SERIES II)   (SERIES II)    (SERIES II)
                             SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
                            ------------- -------------------- -------------------- ------------- -------------- -------------
                            INVESCO V.I.                           INVESCO V.I.     INVESCO V.I.   INVESCO V.I.  INVESCO V.I.
                             GROWTH AND       INVESCO V.I.          HIGH YIELD      INTERNATIONAL    MID CAP        MID CAP
                            INCOME II (U) HIGH YIELD II (V)(M) SECURITIES II (V)(N)   GROWTH II   CORE EQUITY II GROWTH II (W)
                            ------------- -------------------- -------------------- ------------- -------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..................  $   747,264       $  527,575          $   919,986        $ 45,563       $ 10,905     $   21,941
Charges from Allstate
 Life Insurance
 Company:
   Mortality and
    expense risk...........     (909,175)        (120,055)             (56,078)        (61,376)       (34,634)      (156,547)
   Administrative
    expense................     (118,975)         (10,482)              (4,972)         (7,971)        (3,756)       (15,537)
                             -----------       ----------          -----------        --------       --------     ----------
   Net investment
    income (loss)..........     (280,886)         397,038              858,936         (23,784)       (27,485)      (150,143)
                             -----------       ----------          -----------        --------       --------     ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on
 fund shares:
   Proceeds from
    sales..................   19,563,748        1,471,713           11,516,002         945,671        751,877      3,025,894
   Cost of investments
    sold...................   14,796,250        1,503,457           11,672,581         821,654        621,674      2,631,008
                             -----------       ----------          -----------        --------       --------     ----------
      Realized gains
       (losses) on
       fund
       shares..............    4,767,498          (31,744)            (156,579)        124,017        130,203        394,886
Realized gain
 distributions.............      516,388               --                   --              --        151,594             --
                             -----------       ----------          -----------        --------       --------     ----------
   Net realized gains
    (losses)...............    5,283,886          (31,744)            (156,579)        124,017        281,797        394,886
Change in unrealized
 gains (losses)............   12,087,948         (219,606)            (373,766)        589,264        276,142      2,755,865
                             -----------       ----------          -----------        --------       --------     ----------
   Net realized and
    change in
    unrealized gains
    (losses) on
    investments............   17,371,834         (251,350)            (530,345)        713,281        557,939      3,150,751
                             -----------       ----------          -----------        --------       --------     ----------
INCREASE
 (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS................  $17,090,948       $  145,688          $   328,591        $689,497       $530,454     $3,000,608
                             ===========       ==========          ===========        ========       ========     ==========

--------
(m)For the period beginning April 26, 2013 and ended December 31, 2013
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(u)Previously known as Invesco Van Kampen V.I. Growth and Income II
(v)On April 26, 2013, Invesco V.I. High Yield Securities II merged into Invesco V.I. High Yield II
(w)Previously known as Invesco Van Kampen V.I. Mid Cap Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                   --------------------------------------------------------------------------------------
                                     INVESCO      INVESCO       INVESCO      INVESCO          INVESCO
                                    INVESTMENT   INVESTMENT   INVESTMENT    INVESTMENT       INVESTMENT
                                     SERVICES     SERVICES     SERVICES      SERVICES         SERVICES          JANUS
                                   (SERIES II)  (SERIES II)   (SERIES II)  (SERIES II)      (SERIES II)      ASPEN SERIES
                                   SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                   ------------ ------------ ------------- ------------ -------------------- ------------
                                   INVESCO V.I. INVESCO V.I.                                  INVESCO
                                      MONEY       S&P 500    INVESCO V.I.  INVESCO V.I.      V.I. VALUE         FORTY
                                    MARKET II     INDEX II   TECHNOLOGY II UTILITIES II OPPORTUNITIES II (X)  PORTFOLIO
                                   ------------ ------------ ------------- ------------ -------------------- ------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................   $    261   $ 1,050,696     $    --      $ 4,579         $   68,688         $   65
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................    (10,786)     (959,593)       (301)      (2,704)           (90,354)          (126)
    Administrative expense........       (756)      (87,989)        (21)        (184)           (10,595)            (9)
                                     --------   -----------     -------      -------         ----------         ------
    Net investment income
     (loss).......................    (11,281)        3,114        (322)       1,691            (32,261)           (70)
                                     --------   -----------     -------      -------         ----------         ------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........     74,566    16,604,246      18,015       48,801          1,757,624            200
    Cost of investments
     sold.........................     74,566    11,828,379      13,944       46,682          1,649,840             93
                                     --------   -----------     -------      -------         ----------         ------
       Realized gains
        (losses) on fund
        shares....................         --     4,775,867       4,071        2,119            107,784            107
Realized gain distributions.......         --            --       1,290        3,517                 --             --
                                     --------   -----------     -------      -------         ----------         ------
    Net realized gains
     (losses).....................         --     4,775,867       5,361        5,636            107,784            107
Change in unrealized gains
 (losses).........................         --    10,896,423      (1,264)       9,239          1,538,631          2,326
                                     --------   -----------     -------      -------         ----------         ------
    Net realized and change in
     unrealized gains (losses)
     on investments...............         --    15,672,290       4,097       14,875          1,646,415          2,433
                                     --------   -----------     -------      -------         ----------         ------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................   $(11,281)  $15,675,404     $ 3,775      $16,566         $1,614,154         $2,363
                                     ========   ===========     =======      =======         ==========         ======

--------
(x)Previously known as Invesco Van Kampen V.I. Value Opportunities II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                   --------------------------------------------------------------------------------------
                                                  LEGG MASON        LEGG MASON
                                      LAZARD       PARTNERS          PARTNERS
                                    RETIREMENT     VARIABLE          VARIABLE       LORD ABBETT   LORD ABBETT LORD ABBETT
                                   SERIES, INC.  INCOME TRUST   PORTFOLIOS I, INC.  SERIES FUND   SERIES FUND SERIES FUND
                                   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT SUB-ACCOUNT
                                   ------------ --------------- ------------------ -------------- ----------- -----------
                                                  CLEARBRIDGE
                                                   VARIABLE        CLEARBRIDGE
                                     EMERGING     FUNDAMENTAL     VARIABLE LARGE
                                     MARKETS     ALL CAP VALUE      CAP VALUE                     FUNDAMENTAL GROWTH AND
                                      EQUITY    PORTFOLIO I (Y)  PORTFOLIO I (Z)   BOND-DEBENTURE   EQUITY      INCOME
                                   ------------ --------------- ------------------ -------------- ----------- -----------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................     $ 10          $ 20              $ 28          $1,161,588   $   14,412  $   86,713
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................       (8)          (20)              (24)           (353,818)     (97,985)   (234,460)
    Administrative expense........       --            (1)               (1)            (49,430)     (13,289)    (32,140)
                                       ----          ----              ----          ----------   ----------  ----------
    Net investment income
     (loss).......................        2            (1)                3             758,340      (96,862)   (179,887)
                                       ----          ----              ----          ----------   ----------  ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........       10            38                27           8,170,708    2,369,429   6,228,132
    Cost of investments
     sold.........................        6            35                20           7,554,663    1,753,848   5,681,979
                                       ----          ----              ----          ----------   ----------  ----------
       Realized gains
        (losses) on fund
        shares....................        4             3                 7             616,045      615,581     546,153
Realized gain distributions.......        4           105                83             468,218      781,100          --
                                       ----          ----              ----          ----------   ----------  ----------
    Net realized gains
     (losses).....................        8           108                90           1,084,263    1,396,681     546,153
Change in unrealized gains
 (losses).........................      (30)          260               334            (216,602)     702,666   4,507,437
                                       ----          ----              ----          ----------   ----------  ----------
    Net realized and change in
     unrealized gains (losses)
     on investments...............      (22)          368               424             867,661    2,099,347   5,053,590
                                       ----          ----              ----          ----------   ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................     $(20)         $367              $427          $1,626,001   $2,002,485  $4,873,703
                                       ====          ====              ====          ==========   ==========  ==========

--------
(y)Previously known as Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
(z)Previously known as Legg Mason ClearBridge Variable Large Cap Value
   Portfolio I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------------
                                                          MFS VARIABLE     MFS VARIABLE                          MFS VARIABLE
                                 LORD ABBETT  LORD ABBETT  INSURANCE        INSURANCE          MFS VARIABLE        INSURANCE
                                 SERIES FUND  SERIES FUND    TRUST            TRUST           INSURANCE TRUST        TRUST
                                 SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT      SUB-ACCOUNT          SUB-ACCOUNT       SUB-ACCOUNT
                                ------------- ----------- ------------ -------------------- ------------------- ---------------
                                   GROWTH       MID-CAP                        MFS                  MFS               MFS
                                OPPORTUNITIES    STOCK     MFS GROWTH  HIGH INCOME (AA)(AB) HIGH YIELD (AA)(AC) INVESTORS TRUST
                                ------------- ----------- ------------ -------------------- ------------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $       --   $   70,395    $  1,627         $ 43,899             $ 7,938          $ 11,711
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................    (140,576)    (269,669)     (9,016)          (2,418)             (1,396)          (13,318)
    Administrative
     expense...................     (19,203)     (36,624)       (697)            (208)               (120)           (1,064)
                                 ----------   ----------    --------         --------             -------          --------
    Net investment income
     (loss)....................    (159,779)    (235,898)     (8,086)          41,273               6,422            (2,671)
                                 ----------   ----------    --------         --------             -------          --------
NET REALIZED AND
 UNREALIZED GAINS
 ON (LOSSES)
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   3,136,202    6,585,771      58,336          354,039              18,849           105,738
    Cost of investments
     sold......................   2,857,581    5,888,179      43,591          390,496              18,945            72,034
                                 ----------   ----------    --------         --------             -------          --------
       Realized gains
        (losses) on fund
        shares.................     278,621      697,592      14,745          (36,457)                (96)           33,704
Realized gain
 distributions.................   1,563,630           --       5,153               --                  --                --
                                 ----------   ----------    --------         --------             -------          --------
    Net realized gains
     (losses)..................   1,842,251      697,592      19,898          (36,457)                (96)           33,704
Change in unrealized gains
 (losses)......................   1,318,904    4,315,981     198,234            1,026               4,792           248,207
                                 ----------   ----------    --------         --------             -------          --------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............   3,161,155    5,013,573     218,132          (35,431)              4,696           281,911
                                 ----------   ----------    --------         --------             -------          --------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $3,001,376   $4,777,675    $210,046         $  5,842             $11,118          $279,240
                                 ==========   ==========    ========         ========             =======          ========

--------
(aa)On August 16, 2013, MFS High Income merged into MFS High Yield
(ab)For the period beginning January 1, 2013 and ended August 16, 2013
(ac)For the period beginning August 16, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                      -------------------------------------------------------------------------------------
                                                                                             MFS VARIABLE    MFS VARIABLE
                                      MFS VARIABLE MFS VARIABLE MFS VARIABLE  MFS VARIABLE     INSURANCE       INSURANCE
                                       INSURANCE    INSURANCE     INSURANCE     INSURANCE        TRUST           TRUST
                                         TRUST        TRUST         TRUST         TRUST     (SERVICE CLASS) (SERVICE CLASS)
                                      SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                                      ------------ ------------ ------------- ------------- --------------- ---------------
                                                                                                             MFS INVESTORS
                                        MFS NEW        MFS           MFS                      MFS GROWTH         TRUST
                                       DISCOVERY     RESEARCH   RESEARCH BOND MFS UTILITIES (SERVICE CLASS) (SERVICE CLASS)
                                      ------------ ------------ ------------- ------------- --------------- ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends............................   $     --     $  1,989     $ 10,540       $ 5,926        $   138         $ 1,259
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................    (19,979)      (8,519)     (10,709)       (3,293)        (1,692)         (1,895)
    Administrative expense...........     (1,655)        (614)        (892)         (251)          (115)           (132)
                                        --------     --------     --------       -------        -------         -------
    Net investment income
     (loss)..........................    (21,634)      (7,144)      (1,061)        2,382         (1,669)           (768)
                                        --------     --------     --------       -------        -------         -------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    404,461       41,515       94,320        62,723         17,959          15,699
    Cost of investments sold.........    322,917       29,545       84,479        46,729          9,747           9,559
                                        --------     --------     --------       -------        -------         -------
       Realized gains (losses)
        on fund shares...............     81,544       11,970        9,841        15,994          8,212           6,140
Realized gain distributions..........     13,373        1,482        3,940         4,731            844              --
                                        --------     --------     --------       -------        -------         -------
    Net realized gains
     (losses)........................     94,917       13,452       13,781        20,725          9,056           6,140
Change in unrealized gains
 (losses)............................    483,130      155,603      (33,717)       19,435         26,398          28,710
                                        --------     --------     --------       -------        -------         -------
    Net realized and change in
     unrealized gains (losses)
     on investments..................    578,047      169,055      (19,936)       40,160         35,454          34,850
                                        --------     --------     --------       -------        -------         -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................   $556,413     $161,911     $(20,997)      $42,542        $33,785         $34,082
                                        ========     ========     ========       =======        =======         =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                --------------------------------------------------------------------------------------------
                                 MFS VARIABLE    MFS VARIABLE    MFS VARIABLE   MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY
                                   INSURANCE       INSURANCE       INSURANCE       VARIABLE       VARIABLE       VARIABLE
                                     TRUST           TRUST           TRUST        INVESTMENT     INVESTMENT     INVESTMENT
                                (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     SERIES         SERIES         SERIES
                                  SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                --------------- --------------- --------------- -------------- -------------- --------------
                                    MFS NEW
                                   DISCOVERY     MFS RESEARCH    MFS UTILITIES    AGGRESSIVE      EUROPEAN        GLOBAL
                                (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) EQUITY (N)(AD)     EQUITY     INFRASTRUCTURE
                                --------------- --------------- --------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................     $    --         $   177        $ 30,185      $        --     $1,103,642    $ 1,417,415
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (2,217)           (864)        (21,483)         (46,714)      (493,542)      (701,781)
    Administrative
     expense...................        (154)            (63)         (1,435)          (3,354)       (35,677)       (51,444)
                                    -------         -------        --------      -----------     ----------    -----------
    Net investment income
     (loss)....................      (2,371)           (750)          7,267          (50,068)       574,423        664,190
                                    -------         -------        --------      -----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      28,659          13,620         137,200       11,156,180      6,649,841      9,396,652
    Cost of investments
     sold......................      20,784           7,502         103,933        8,500,402      6,453,463     11,310,369
                                    -------         -------        --------      -----------     ----------    -----------
       Realized gains
        (losses) on fund
        shares.................       7,875           6,118          33,267        2,655,778        196,378     (1,913,717)
Realized gain distributions....       1,355             148          26,860          672,804             --      4,372,719
                                    -------         -------        --------      -----------     ----------    -----------
    Net realized gains
     (losses)..................       9,230           6,266          60,127        3,328,582        196,378      2,459,002
Change in unrealized gains
 (losses)......................      43,155          11,295         169,140       (2,632,387)     7,900,861      5,021,074
                                    -------         -------        --------      -----------     ----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............      52,385          17,561         229,267          696,195      8,097,239      7,480,076
                                    -------         -------        --------      -----------     ----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................     $50,014         $16,811        $236,534      $   646,127     $8,671,662    $ 8,144,266
                                    =======         =======        ========      ===========     ==========    ===========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ad)On April 26, 2013, Aggressive Equity merged into Multi Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                -------------------------------------------------------------------------------

                                MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY MORGAN STANLEY   MORGAN STANLEY
                                   VARIABLE       VARIABLE       VARIABLE       VARIABLE         VARIABLE
                                  INVESTMENT     INVESTMENT     INVESTMENT     INVESTMENT       INVESTMENT
                                    SERIES         SERIES         SERIES         SERIES           SERIES
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- ------------------

                                                  LIMITED                      MULTI CAP
                                 INCOME PLUS      DURATION     MONEY MARKET   GROWTH (AD)   STRATEGIST (N)(AE)
                                -------------- -------------- -------------- -------------- ------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $ 3,594,215     $  230,061    $     3,599    $   759,510      $  2,338,143
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (953,453)      (122,114)      (475,437)    (2,333,242)         (337,405)
    Administrative
     expense...................      (70,223)        (8,988)       (34,557)      (161,193)          (23,454)
                                 -----------     ----------    -----------    -----------      ------------
    Net investment income
     (loss)....................    2,570,539         98,959       (506,395)    (1,734,925)        1,977,284
                                 -----------     ----------    -----------    -----------      ------------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   13,225,402      1,499,895     15,614,349     31,544,313        86,478,678
    Cost of investments
     sold......................   12,020,097      1,765,289     15,614,349     20,820,207       107,727,797
                                 -----------     ----------    -----------    -----------      ------------
       Realized gains
        (losses) on fund
        shares.................    1,205,305       (265,394)            --     10,724,106       (21,249,119)
Realized gain distributions....           --             --             --      2,453,128                --
                                 -----------     ----------    -----------    -----------      ------------
    Net realized gains
     (losses)..................    1,205,305       (265,394)            --     13,177,234       (21,249,119)
Change in unrealized gains
 (losses)......................   (4,111,447)        69,799             --     61,531,007        24,527,813
                                 -----------     ----------    -----------    -----------      ------------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............   (2,906,142)      (195,595)            --     74,708,241         3,278,694
                                 -----------     ----------    -----------    -----------      ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $  (335,603)    $  (96,636)   $  (506,395)   $72,973,316      $  5,255,978
                                 ===========     ==========    ===========    ===========      ============

                                ------------------------
                                     MORGAN STANLEY
                                        VARIABLE
                                       INVESTMENT
                                         SERIES
                                    (CLASS Y SHARES)
                                      SUB-ACCOUNT
                                ------------------------
                                       AGGRESSIVE
                                         EQUITY
                                (CLASS Y SHARES) (N)(AF)
                                ------------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................       $        --
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................           (75,185)
    Administrative
     expense...................            (5,961)
                                      -----------
    Net investment income
     (loss)....................           (81,146)
                                      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........        15,749,364
    Cost of investments
     sold......................        11,846,045
                                      -----------
       Realized gains
        (losses) on fund
        shares.................         3,903,319
Realized gain distributions....           986,100
                                      -----------
    Net realized gains
     (losses)..................         4,889,419
Change in unrealized gains
 (losses)......................        (3,935,575)
                                      -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............           953,844
                                      -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................       $   872,698
                                      ===========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ad)On April 26, 2013, Aggressive Equity merged into Multi Cap Growth
(ae)On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio
(af)On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                    -------------------------------------------------------------------------------------
                                     MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY   MORGAN STANLEY
                                        VARIABLE         VARIABLE         VARIABLE         VARIABLE         VARIABLE
                                       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT       INVESTMENT
                                         SERIES           SERIES           SERIES           SERIES           SERIES
                                    (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                    ---------------- ---------------- ---------------- ---------------- ----------------
                                        EUROPEAN          GLOBAL                           LIMITED
                                         EQUITY       INFRASTRUCTURE    INCOME PLUS        DURATION       MONEY MARKET
                                    (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES) (CLASS Y SHARES)
                                    ---------------- ---------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................    $  306,474       $  335,317      $ 4,049,635      $   790,462      $     4,250
Charges from Allstate Life
 Insurance Company:
   Mortality and expense
    risk...........................      (183,864)        (225,679)      (1,320,090)        (547,881)        (657,209)
   Administrative expense..........       (13,954)         (16,177)        (132,941)         (47,470)         (63,878)
                                       ----------       ----------      -----------      -----------      -----------
   Net investment income
    (loss).........................       108,656           93,461        2,596,604          195,111         (716,837)
                                       ----------       ----------      -----------      -----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
   Proceeds from sales.............     2,793,736        2,662,254       19,370,797        6,915,857       25,399,344
   Cost of investments sold........     2,657,055        3,122,467       17,729,738        8,289,871       25,399,344
                                       ----------       ----------      -----------      -----------      -----------
      Realized gains (losses)
       on fund shares..............       136,681         (460,213)       1,641,059       (1,374,014)              --
Realized gain distributions........            --        1,144,198               --               --               --
                                       ----------       ----------      -----------      -----------      -----------
   Net realized gains
    (losses).......................       136,681          683,985        1,641,059       (1,374,014)              --
Change in unrealized gains
 (losses)..........................     2,272,586        1,258,973       (5,079,322)         608,507               --
                                       ----------       ----------      -----------      -----------      -----------
   Net realized and change in
    unrealized gains (losses)
    on investments.................     2,409,267        1,942,958       (3,438,263)        (765,507)              --
                                       ----------       ----------      -----------      -----------      -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................    $2,517,923       $2,036,419      $  (841,659)     $  (570,396)     $  (716,837)
                                       ==========       ==========      ===========      ===========      ===========

                                    ---------------------
                                       MORGAN STANLEY
                                          VARIABLE
                                         INVESTMENT
                                           SERIES
                                      (CLASS Y SHARES)
                                         SUB-ACCOUNT
                                    ---------------------
                                          MULTI CAP
                                           GROWTH
                                    (CLASS Y SHARES) (AF)
                                    ---------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends..........................      $   142,383
Charges from Allstate Life
 Insurance Company:
   Mortality and expense
    risk...........................         (905,169)
   Administrative expense..........          (76,731)
                                         -----------
   Net investment income
    (loss).........................         (839,517)
                                         -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
   Proceeds from sales.............       14,177,934
   Cost of investments sold........        8,529,061
                                         -----------
      Realized gains (losses)
       on fund shares..............        5,648,873
Realized gain distributions........          840,056
                                         -----------
   Net realized gains
    (losses).......................        6,488,929
Change in unrealized gains
 (losses)..........................       17,749,439
                                         -----------
   Net realized and change in
    unrealized gains (losses)
    on investments.................       24,238,368
                                         -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS........................      $23,398,851
                                         ===========

--------
(af)On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                   ------------------------------------------------------------------------------------------
                                                             NEUBERGER   NEUBERGER
                                        MORGAN STANLEY        BERMAN      BERMAN
                                           VARIABLE          ADVISORS    ADVISORS    OPPENHEIMER   OPPENHEIMER   OPPENHEIMER
                                          INVESTMENT        MANAGEMENT  MANAGEMENT    VARIABLE      VARIABLE      VARIABLE
                                   SERIES (CLASS Y SHARES)     TRUST       TRUST    ACCOUNT FUNDS ACCOUNT FUNDS ACCOUNT FUNDS
                                         SUB-ACCOUNT        SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                   ------------------------ ----------- ----------- ------------- ------------- -------------
                                                                AMT         AMT      OPPENHEIMER   OPPENHEIMER
                                          STRATEGIST         LARGE CAP    MID-CAP      CAPITAL       CAPITAL     OPPENHEIMER
                                   (CLASS Y SHARES) (N)(AG)    VALUE      GROWTH    APPRECIATION   INCOME (AH)    CORE BOND
                                   ------------------------ ----------- ----------- ------------- ------------- -------------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................       $   848,636          $  254      $   --      $ 31,826      $ 35,938      $ 52,182
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................          (177,749)           (321)       (318)      (41,902)      (20,900)      (12,201)
    Administrative expense........           (14,128)            (22)        (20)       (3,289)       (1,574)       (1,014)
                                         -----------          ------      ------      --------      --------      --------
    Net investment income
     (loss).......................           656,759             (89)       (338)      (13,365)       13,464        38,967
                                         -----------          ------      ------      --------      --------      --------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........        36,463,696             683         339       679,314       396,393       157,944
    Cost of investments sold......        44,578,500             765         265       492,863       399,908       191,748
                                         -----------          ------      ------      --------      --------      --------
       Realized gains
        (losses) on fund
        shares....................        (8,114,804)            (82)         74       186,451        (3,515)      (33,804)
Realized gain distributions.......                --              --          --            --            --            --
                                         -----------          ------      ------      --------      --------      --------
    Net realized gains
     (losses).....................        (8,114,804)            (82)         74       186,451        (3,515)      (33,804)
Change in unrealized gains
 (losses).........................         9,582,251           5,628       5,706       643,670       165,916       (19,913)
                                         -----------          ------      ------      --------      --------      --------
    Net realized and change in
     unrealized gains (losses)
     on investments...............         1,467,447           5,546       5,780       830,121       162,401       (53,717)
                                         -----------          ------      ------      --------      --------      --------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS.......................       $ 2,124,206          $5,457      $5,442      $816,756      $175,865      $(14,750)
                                         ===========          ======      ======      ========      ========      ========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ag)On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)
(ah)Previously known as Oppenheimer Balanced

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                              -------------------------------------------------------------------------------------------
                                                                                                           OPPENHEIMER
                                                                                                            VARIABLE
                               OPPENHEIMER   OPPENHEIMER    OPPENHEIMER     OPPENHEIMER   OPPENHEIMER     ACCOUNT FUNDS
                                VARIABLE      VARIABLE        VARIABLE       VARIABLE       VARIABLE     (SERVICE SHARES
                              ACCOUNT FUNDS ACCOUNT FUNDS  ACCOUNT FUNDS   ACCOUNT FUNDS ACCOUNT FUNDS       ("SS"))
                               SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                              ------------- ------------- ---------------- ------------- -------------- -----------------
                               OPPENHEIMER
                                DISCOVERY                   OPPENHEIMER                   OPPENHEIMER      OPPENHEIMER
                                 MID CAP     OPPENHEIMER  GLOBAL STRATEGIC  OPPENHEIMER   MAIN STREET        CAPITAL
                               GROWTH (AI)   GLOBAL (AJ)       INCOME       MAIN STREET  SMALL CAP (AK) APPRECIATION (SS)
                              ------------- ------------- ---------------- ------------- -------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................   $     66      $ 39,843       $ 112,938       $ 17,722       $ 12,385       $  214,018
Charges from Allstate Life
 Insurance Company:
   Mortality and expense
    risk.....................     (7,907)      (36,090)        (30,950)       (21,500)       (16,288)        (407,813)
   Administrative
    expense..................       (572)       (2,965)         (2,283)        (1,590)        (1,348)         (55,218)
                                --------      --------       ---------       --------       --------       ----------
   Net investment income
    (loss)...................     (8,413)          788          79,705         (5,368)        (5,251)        (249,013)
                                --------      --------       ---------       --------       --------       ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
   Proceeds from sales.......    105,357       778,411         380,129        286,264        218,006        8,155,153
   Cost of investments
    sold.....................     67,718       573,747         341,966        202,500        128,366        5,913,466
                                --------      --------       ---------       --------       --------       ----------
      Realized gains
       (losses) on fund
       shares................     37,639       204,664          38,163         83,764         89,640        2,241,687
Realized gain distributions..         --            --              --             --         16,305               --
                                --------      --------       ---------       --------       --------       ----------
   Net realized gains
    (losses).................     37,639       204,664          38,163         83,764        105,945        2,241,687
Change in unrealized gains
 (losses)....................    139,183       474,408        (152,941)       335,125        333,264        4,994,090
                                --------      --------       ---------       --------       --------       ----------
   Net realized and change
    in unrealized gains
    (losses) on
    investments..............    176,822       679,072        (114,778)       418,889        439,209        7,235,777
                                --------      --------       ---------       --------       --------       ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS..................   $168,409      $679,860       $ (35,073)      $413,521       $433,958       $6,986,764
                                ========      ========       =========       ========       ========       ==========

--------
(ai)Previously known as Oppenheimer Small- & Mid-Cap Growth
(aj)Previously known as Oppenheimer Global Securities
(ak)Previously known as Oppenheimer Main Street Small Mid Cap

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                ------------------------------------------------------------------------------------
                                  OPPENHEIMER      OPPENHEIMER     OPPENHEIMER      OPPENHEIMER      OPPENHEIMER
                                    VARIABLE        VARIABLE         VARIABLE         VARIABLE         VARIABLE
                                 ACCOUNT FUNDS    ACCOUNT FUNDS   ACCOUNT FUNDS    ACCOUNT FUNDS    ACCOUNT FUNDS
                                (SERVICE SHARES  (SERVICE SHARES (SERVICE SHARES  (SERVICE SHARES  (SERVICE SHARES
                                    ("SS"))          ("SS"))         ("SS"))          ("SS"))          ("SS"))
                                  SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                ---------------- --------------- ---------------- ---------------- ----------------
                                                                   OPPENHEIMER
                                  OPPENHEIMER                       DISCOVERY                        OPPENHEIMER
                                    CAPITAL        OPPENHEIMER       MID CAP        OPPENHEIMER    GLOBAL STRATEGIC
                                INCOME (SS) (AL) CORE BOND (SS)  GROWTH (SS) (AM) GLOBAL (SS) (AN)   INCOME (SS)
                                ---------------- --------------- ---------------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................    $  256,157      $ 1,363,965      $       --       $  164,738      $ 3,223,838
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (171,596)        (374,152)       (118,866)        (203,032)        (982,233)
    Administrative
     expense...................       (23,120)         (52,669)        (15,680)         (27,490)        (134,136)
                                   ----------      -----------      ----------       ----------      -----------
    Net investment income
     (loss)....................        61,441          937,144        (134,546)         (65,784)       2,107,469
                                   ----------      -----------      ----------       ----------      -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........     3,456,907        8,261,757       2,381,744        4,456,308       17,968,631
    Cost of investments
     sold......................     3,764,808        9,215,350       1,663,416        3,483,169       16,786,265
                                   ----------      -----------      ----------       ----------      -----------
       Realized gains
        (losses) on fund
        shares.................      (307,901)        (953,593)        718,328          973,139        1,182,366
Realized gain distributions....            --               --              --               --               --
                                   ----------      -----------      ----------       ----------      -----------
    Net realized gains
     (losses)..................      (307,901)        (953,593)        718,328          973,139        1,182,366
Change in unrealized gains
 (losses)......................     1,535,951         (534,424)      1,783,403        2,311,278       (4,595,134)
                                   ----------      -----------      ----------       ----------      -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............     1,228,050       (1,488,017)      2,501,731        3,284,417       (3,412,768)
                                   ----------      -----------      ----------       ----------      -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................    $1,289,491      $  (550,873)     $2,367,185       $3,218,633      $(1,305,299)
                                   ==========      ===========      ==========       ==========      ===========

                                ---------------
                                  OPPENHEIMER
                                   VARIABLE
                                 ACCOUNT FUNDS
                                (SERVICE SHARES
                                    ("SS"))
                                  SUB-ACCOUNT
                                ---------------

                                  OPPENHEIMER
                                     MAIN
                                  STREET (SS)
                                ---------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $   413,825
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................      (682,033)
    Administrative
     expense...................       (91,877)
                                  -----------
    Net investment income
     (loss)....................      (360,085)
                                  -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    15,514,467
    Cost of investments
     sold......................    11,346,924
                                  -----------
       Realized gains
        (losses) on fund
        shares.................     4,167,543
Realized gain distributions....            --
                                  -----------
    Net realized gains
     (losses)..................     4,167,543
Change in unrealized gains
 (losses)......................     8,531,465
                                  -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    12,699,008
                                  -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $12,338,923
                                  ===========

--------
(al)Previously known as Oppenheimer Balanced (SS)
(am)Previously known as Oppenheimer Small- & Mid-Cap Growth (SS)
(an)Previously known as Oppenheimer Global Securities (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                --------------------------------------------------------------------------------------------
                                  OPPENHEIMER
                                   VARIABLE           PIMCO           PIMCO       PIMCO         PIMCO            PIMCO
                                 ACCOUNT FUNDS       VARIABLE       VARIABLE    VARIABLE       VARIABLE         VARIABLE
                                (SERVICE SHARES     INSURANCE       INSURANCE   INSURANCE     INSURANCE        INSURANCE
                                    ("SS"))           TRUST           TRUST       TRUST         TRUST            TRUST
                                  SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT
                                --------------- ------------------ ----------- ----------- ---------------- ----------------
                                                                                              PIMCO VIT
                                  OPPENHEIMER                                                 COMMODITY        PIMCO VIT
                                  MAIN STREET                                     PIMCO      REAL RETURN        EMERGING
                                   SMALL CAP       FOREIGN BOND       MONEY       TOTAL        STRATEGY       MARKETS BOND
                                   (SS) (AO)    (US DOLLAR-HEDGED)   MARKET      RETURN    (ADVISOR SHARES) (ADVISOR SHARES)
                                --------------- ------------------ ----------- ----------- ---------------- ----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $  149,738          $  30           $  12       $ 31        $   61,625       $  89,406
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (302,412)           (23)           (281)       (21)          (52,328)        (27,555)
    Administrative
     expense...................      (40,775)            (1)            (19)        (1)           (6,879)         (3,506)
                                  ----------          -----           -----       ----        ----------       ---------
    Net investment income
     (loss)....................     (193,449)             6            (288)         9             2,418          58,345
                                  ----------          -----           -----       ----        ----------       ---------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    7,569,737             28             963         27         1,110,573         664,362
    Cost of investments
     sold......................    4,796,478             26             963         24         1,576,015         653,617
                                  ----------          -----           -----       ----        ----------       ---------
       Realized gains
        (losses) on fund
        shares.................    2,773,259              2              --          3          (465,442)         10,745
Realized gain
 distributions.................      258,503            106              --         12                --          12,682
                                  ----------          -----           -----       ----        ----------       ---------
    Net realized gains
     (losses)..................    3,031,762            108              --         15          (465,442)         23,427
Change in unrealized gains
 (losses)......................    4,080,369           (129)             --        (71)         (181,668)       (258,884)
                                  ----------          -----           -----       ----        ----------       ---------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    7,112,131            (21)             --        (56)         (647,110)       (235,457)
                                  ----------          -----           -----       ----        ----------       ---------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $6,918,682          $ (15)          $(288)      $(47)       $ (644,692)      $(177,112)
                                  ==========          =====           =====       ====        ==========       =========

--------
(ao)Previously known as Oppenheimer Main Street Small Mid Cap (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                   -------------------------------------------------------------------------------
                                      PIMCO       PIMCO
                                    VARIABLE     VARIABLE
                                    INSURANCE   INSURANCE    PROFUNDS    PROFUNDS    PROFUNDS        PROFUNDS
                                      TRUST       TRUST         VP          VP          VP              VP
                                   SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT
                                   ----------- ------------ ----------- ----------- ----------- ------------------
                                    PIMCO VIT   PIMCO VIT                             PROFUND
                                   REAL RETURN TOTAL RETURN   PROFUND     PROFUND       VP           PROFUND
                                    (ADVISOR     (ADVISOR       VP          VP        MID-CAP           VP
                                     SHARES)     SHARES)    FINANCIALS  HEALTH CARE    VALUE    TELECOMMUNICATIONS
                                   ----------- ------------ ----------- ----------- ----------- ------------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................... $   85,618  $   443,339    $   15      $   13      $    16          $ 96
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk.........................    (98,133)    (308,816)      (52)        (54)         (72)          (48)
    Administrative expense........    (12,809)     (40,780)       (6)         (7)          (8)           (5)
                                   ----------  -----------    ------      ------      -------          ----
    Net investment income
     (loss).......................    (25,324)      93,743       (43)        (48)         (64)           43
                                   ----------  -----------    ------      ------      -------          ----
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........  2,750,076    6,266,539       369         232        6,143           235
    Cost of investments
     sold.........................  2,682,193    6,020,048       314         170        2,216           192
                                   ----------  -----------    ------      ------      -------          ----
       Realized gains
        (losses) on fund
        shares....................     67,883      246,491        55          62        3,927            43
Realized gain distributions.......     40,801      164,622        --          --           --           140
                                   ----------  -----------    ------      ------      -------          ----
    Net realized gains
     (losses).....................    108,684      411,113        55          62        3,927           183
Change in unrealized gains
 (losses).........................   (845,489)  (1,302,005)      996       1,244       (2,482)          128
                                   ----------  -----------    ------      ------      -------          ----
    Net realized and change in
     unrealized gains (losses)
     on investments...............   (736,805)    (890,892)    1,051       1,306        1,445           311
                                   ----------  -----------    ------      ------      -------          ----
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS....................... $ (762,129) $  (797,149)   $1,008      $1,258      $ 1,381          $354
                                   ==========  ===========    ======      ======      =======          ====

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                --------------------------------------------------------------------------------------
                                 PROFUNDS       PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                    VP      VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                SUB-ACCOUNT  SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                ----------- -------------- -------------- -------------- -------------- --------------
                                  PROFUND    VT AMERICAN                                                  VT GEORGE
                                    VP        GOVERNMENT     VT CAPITAL   VT DIVERSIFIED   VT EQUITY        PUTNAM
                                 UTILITIES      INCOME     OPPORTUNITIES      INCOME         INCOME        BALANCED
                                ----------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $  492      $  331,262     $   25,600     $  970,312    $ 1,627,483    $ 1,058,652
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (269)       (332,119)       (66,000)      (413,619)    (1,123,338)      (831,064)
    Administrative
     expense...................      (30)             --             --           (271)       (57,951)       (38,359)
                                  ------      ----------     ----------     ----------    -----------    -----------
    Net investment income
     (loss)....................      193            (857)       (40,400)       556,422        446,194        189,229
                                  ------      ----------     ----------     ----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........      307       6,787,278      1,248,878      6,233,504     19,790,381     12,712,708
    Cost of investments
     sold......................      231       7,745,834        937,815      6,694,262     11,475,096     14,212,124
                                  ------      ----------     ----------     ----------    -----------    -----------
       Realized gains
        (losses) on fund
        shares.................       76        (958,556)       311,063       (460,758)     8,315,285     (1,499,416)
Realized gain distributions....       --              --             --             --             --             --
                                  ------      ----------     ----------     ----------    -----------    -----------
    Net realized gains
     (losses)..................       76        (958,556)       311,063       (460,758)     8,315,285     (1,499,416)
Change in unrealized gains
 (losses)......................    1,849         464,570      1,035,483      1,704,506     12,574,193     10,449,701
                                  ------      ----------     ----------     ----------    -----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    1,925        (493,986)     1,346,546      1,243,748     20,889,478      8,950,285
                                  ------      ----------     ----------     ----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $2,118      $ (494,843)    $1,306,146     $1,800,170    $21,335,672    $ 9,139,514
                                  ======      ==========     ==========     ==========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------
                                    PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                      VT                            VT             VT
                                 GLOBAL ASSET    VT GLOBAL    GLOBAL HEALTH      GLOBAL     VT GROWTH AND    VT GROWTH
                                  ALLOCATION       EQUITY          CARE        UTILITIES        INCOME     OPPORTUNITIES
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $  457,879     $  268,789     $  304,763     $  305,645    $ 2,552,113     $   50,670
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (341,609)      (242,058)      (380,662)      (170,991)    (2,093,397)      (143,891)
    Administrative
     expense...................      (18,950)            --         (7,596)        (3,377)       (56,529)           (53)
                                  ----------     ----------     ----------     ----------    -----------     ----------
    Net investment income
     (loss)....................       97,320         26,731        (83,495)       131,277        402,187        (93,274)
                                  ----------     ----------     ----------     ----------    -----------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    5,703,203      3,329,879      4,597,396      2,410,224     28,829,140      2,294,530
    Cost of investments
     sold......................    4,803,730      3,578,058      3,613,144      2,590,209     28,937,614      1,885,506
                                  ----------     ----------     ----------     ----------    -----------     ----------
       Realized gains
        (losses) on fund
        shares.................      899,473       (248,179)       984,252       (179,985)      (108,474)       409,024
Realized gain distributions....           --             --        869,205        221,854             --             --
                                  ----------     ----------     ----------     ----------    -----------     ----------
    Net realized gains
     (losses)..................      899,473       (248,179)     1,853,457         41,869       (108,474)       409,024
Change in unrealized gains
 (losses)......................    3,024,230      4,878,650      7,212,845      1,248,147     43,169,403      2,646,141
                                  ----------     ----------     ----------     ----------    -----------     ----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............    3,923,703      4,630,471      9,066,302      1,290,016     43,060,929      3,055,165
                                  ----------     ----------     ----------     ----------    -----------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................   $4,021,023     $4,657,202     $8,982,807     $1,421,293    $43,463,116     $2,961,891
                                  ==========     ==========     ==========     ==========    ===========     ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                -----------------------------------------------------------------------------------------
                                    PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                                                    VT             VT             VT
                                                              INTERNATIONAL  INTERNATIONAL  INTERNATIONAL
                                VT HIGH YIELD    VT INCOME        EQUITY         GROWTH         VALUE       VT INVESTORS
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................   $3,008,739    $ 3,463,942    $ 1,388,970     $  151,608     $  400,841    $   826,776
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................     (593,688)    (1,225,626)    (1,365,576)      (196,849)      (214,714)      (758,967)
    Administrative
     expense...................      (43,287)       (88,216)       (81,088)            --             --        (16,580)
                                  ----------    -----------    -----------     ----------     ----------    -----------
    Net investment income
     (loss)....................    2,371,764      2,150,100        (57,694)       (45,241)       186,127         51,229
                                  ----------    -----------    -----------     ----------     ----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........    9,738,813     21,411,433     20,548,977      2,424,549      2,562,122     10,232,125
    Cost of investments
     sold......................    9,576,347     21,439,904     23,734,987      2,040,028      3,255,159      8,610,131
                                  ----------    -----------    -----------     ----------     ----------    -----------
       Realized gains
        (losses) on fund
        shares.................      162,466        (28,471)    (3,186,010)       384,521       (693,037)     1,621,994
Realized gain
 distributions.................           --             --             --             --             --             --
                                  ----------    -----------    -----------     ----------     ----------    -----------
    Net realized gains
     (losses)..................      162,466        (28,471)    (3,186,010)       384,521       (693,037)     1,621,994
Change in unrealized gains
 (losses)......................       26,536     (1,820,516)    25,060,014      2,311,028      3,441,218     14,020,635
                                  ----------    -----------    -----------     ----------     ----------    -----------
    Net realized and
     change in unrealized
     gains (losses) on
     investments...............      189,002     (1,848,987)    21,874,004      2,695,549      2,748,181     15,642,629
                                  ----------    -----------    -----------     ----------     ----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS
 FROM
 OPERATIONS....................   $2,560,766    $   301,113    $21,816,310     $2,650,308     $2,934,308    $15,693,858
                                  ==========    ===========    ===========     ==========     ==========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                -----------------------------------------------------------------------------------------
                                    PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM         PUTNAM
                                VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST VARIABLE TRUST
                                 SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                                -------------- -------------- -------------- -------------- -------------- --------------
                                      VT        VT MULTI CAP   VT MULTI CAP                  VT SMALL CAP
                                 MONEY MARKET      GROWTH         VALUE       VT RESEARCH       VALUE        VT VOYAGER
                                -------------- -------------- -------------- -------------- -------------- --------------
NET INVESTMENT
 INCOME (LOSS)
Dividends......................  $     7,192    $   406,666     $   86,334     $  290,606    $   394,826    $   893,171
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk......................   (1,006,319)    (1,090,276)       (97,605)      (354,505)      (663,145)    (1,552,218)
    Administrative
     expense...................     (109,808)       (14,701)            --         (4,616)       (15,763)       (65,667)
                                 -----------    -----------     ----------     ----------    -----------    -----------
    Net investment income
     (loss)....................   (1,108,935)      (698,311)       (11,271)       (68,515)      (284,082)      (724,714)
                                 -----------    -----------     ----------     ----------    -----------    -----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:
    Proceeds from sales........   46,786,809     13,688,070      1,671,657      4,791,654     10,361,857     23,218,830
    Cost of investments
     sold......................   46,786,809     11,394,347      1,385,161      3,667,152      8,881,527     19,189,734
                                 -----------    -----------     ----------     ----------    -----------    -----------
       Realized gains
        (losses) on fund
        shares.................           --      2,293,723        286,496      1,124,502      1,480,330      4,029,096
Realized gain distributions....           --             --             --             --        671,989             --
                                 -----------    -----------     ----------     ----------    -----------    -----------
    Net realized gains
     (losses)..................           --      2,293,723        286,496      1,124,502      2,152,319      4,029,096
Change in unrealized gains
 (losses)......................           --     21,820,184      2,103,067      5,938,683     12,462,880     34,810,368
                                 -----------    -----------     ----------     ----------    -----------    -----------
    Net realized and change
     in unrealized gains
     (losses) on
     investments...............           --     24,113,907      2,389,563      7,063,185     14,615,199     38,839,464
                                 -----------    -----------     ----------     ----------    -----------    -----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS....................  $(1,108,935)   $23,415,596     $2,378,292     $6,994,670    $14,331,117    $38,114,750
                                 ===========    ===========     ==========     ==========    ===========    ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                         ------------------------------------------------------------------------------------
                                         THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL  THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL
                                         INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL  INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL
                                          FUNDS, INC.   FUNDS, INC.   FUNDS, INC.    FUNDS, INC.   FUNDS, INC.   FUNDS, INC.
                                          SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                         ------------- ------------- -------------- ------------- ------------- -------------
                                                                       VAN KAMPEN
                                          VAN KAMPEN    VAN KAMPEN     UIF GLOBAL
                                           UIF CORE    UIF EMERGING  TACTICAL ASSET                VAN KAMPEN    VAN KAMPEN
                                          PLUS FIXED      MARKETS      ALLOCATION    VAN KAMPEN    UIF MID CAP    UIF U.S.
                                            INCOME        EQUITY     PORTFOLIO (AE)  UIF GROWTH      GROWTH      REAL ESTATE
                                         ------------- ------------- -------------- ------------- ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends...............................   $ 29,229     $   306,622   $   104,459    $  109,986    $   56,204    $  223,103
Charges from Allstate Life Insurance
 Company:
    Mortality and expense risk..........    (11,820)       (400,311)     (891,910)     (367,617)     (248,982)     (328,743)
    Administrative expense..............       (766)        (25,943)      (61,063)      (29,591)      (15,787)      (20,895)
                                           --------     -----------   -----------    ----------    ----------    ----------
    Net investment income (loss)........     16,643        (119,632)     (848,514)     (287,222)     (208,565)     (126,535)
                                           --------     -----------   -----------    ----------    ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales.................    248,497       5,809,246    13,239,872     6,468,661     4,577,859     4,219,514
    Cost of investments sold............    253,258       5,253,778    12,996,406     4,122,919     3,778,284     3,696,090
                                           --------     -----------   -----------    ----------    ----------    ----------
       Realized gains (losses) on
        fund shares.....................     (4,761)        555,468       243,466     2,345,742       799,575       523,424
Realized gain distributions.............         --              --            --       917,158       348,747            --
                                           --------     -----------   -----------    ----------    ----------    ----------
    Net realized gains (losses).........     (4,761)        555,468       243,466     3,262,900     1,148,322       523,424
Change in unrealized gains (losses).....    (28,226)     (1,186,166)    9,141,244     6,322,922     3,824,471      (195,383)
                                           --------     -----------   -----------    ----------    ----------    ----------
    Net realized and change in
     unrealized gains (losses) on
     investments........................    (32,987)       (630,698)    9,384,710     9,585,822     4,972,793       328,041
                                           --------     -----------   -----------    ----------    ----------    ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS.............................   $(16,344)    $  (750,330)  $ 8,536,196    $9,298,600    $4,764,228    $  201,506
                                           ========     ===========   ===========    ==========    ==========    ==========

--------
(ae)On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013


                                      ----------------------------------------------------------------------------------------
                                      THE UNIVERSAL THE UNIVERSAL THE UNIVERSAL   THE UNIVERSAL    THE UNIVERSAL THE UNIVERSAL
                                      INSTITUTIONAL INSTITUTIONAL INSTITUTIONAL   INSTITUTIONAL    INSTITUTIONAL INSTITUTIONAL
                                       FUNDS, INC.   FUNDS, INC.   FUNDS, INC.     FUNDS, INC.      FUNDS, INC.   FUNDS, INC.
                                       (CLASS II)    (CLASS II)    (CLASS II)       (CLASS II)      (CLASS II)    (CLASS II)
                                       SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT
                                      ------------- ------------- ------------- ------------------ ------------- -------------
                                                                                    VAN KAMPEN
                                                     VAN KAMPEN                     UIF GLOBAL
                                       VAN KAMPEN   UIF EMERGING   VAN KAMPEN     TACTICAL ASSET                  VAN KAMPEN
                                      UIF EMERGING     MARKETS     UIF GLOBAL       ALLOCATION      VAN KAMPEN    UIF MID CAP
                                      MARKETS DEBT     EQUITY       FRANCHISE       PORTFOLIO       UIF GROWTH      GROWTH
                                       (CLASS II)    (CLASS II)    (CLASS II)   (CLASS II) (M)(AG)  (CLASS II)    (CLASS II)
                                      ------------- ------------- ------------- ------------------ ------------- -------------
NET INVESTMENT INCOME
 (LOSS)
Dividends............................  $   537,059   $  116,662    $ 1,288,514      $   37,346      $   14,867    $   57,775
Charges from Allstate Life
 Insurance Company:
    Mortality and expense
     risk............................     (189,616)    (153,880)      (720,744)       (361,989)        (97,657)     (353,711)
    Administrative expense...........      (25,780)     (20,064)       (95,137)        (28,374)        (13,215)      (45,773)
                                       -----------   ----------    -----------      ----------      ----------    ----------
    Net investment income
     (loss)..........................      321,663      (57,282)       472,633        (353,017)        (96,005)     (341,709)
                                       -----------   ----------    -----------      ----------      ----------    ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales..............    3,765,056    3,385,813     14,412,371       4,876,888       2,573,854     7,729,433
    Cost of investments sold.........    3,533,190    3,219,753     11,784,199       4,682,583       1,551,566     6,602,251
                                       -----------   ----------    -----------      ----------      ----------    ----------
       Realized gains (losses)
        on fund shares...............      231,866      166,060      2,628,172         194,305       1,022,288     1,127,182
Realized gain distributions..........      167,120           --      4,199,740              --         272,419       546,081
                                       -----------   ----------    -----------      ----------      ----------    ----------
    Net realized gains (losses)......      398,986      166,060      6,827,912         194,305       1,294,707     1,673,263
Change in unrealized gains
 (losses)............................   (2,187,913)    (422,654)       889,359       2,925,892       1,383,066     5,862,370
                                       -----------   ----------    -----------      ----------      ----------    ----------
    Net realized and change in
     unrealized gains (losses)
     on investments..................   (1,788,927)    (256,594)     7,717,271       3,120,197       2,677,773     7,535,633
                                       -----------   ----------    -----------      ----------      ----------    ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS..........................  $(1,467,264)  $ (313,876)   $ 8,189,904      $2,767,180      $2,581,768    $7,193,924
                                       ===========   ==========    ===========      ==========      ==========    ==========

--------
(m)For the period beginning April 26, 2013 and ended December 31, 2013
(ag)On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                            STATEMENT OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2013

                                                                           ----------------------------
                                                                           THE UNIVERSAL  THE UNIVERSAL
                                                                           INSTITUTIONAL  INSTITUTIONAL
                                                                            FUNDS, INC.    FUNDS, INC.
                                                                             (CLASS II)    (CLASS II)
                                                                            SUB-ACCOUNT    SUB-ACCOUNT
                                                                           -------------- -------------
                                                                           VAN KAMPEN UIF  VAN KAMPEN
                                                                           SMALL COMPANY    UIF U.S.
                                                                               GROWTH      REAL ESTATE
                                                                             (CLASS II)    (CLASS II)
                                                                           -------------- -------------
NET INVESTMENT INCOME (LOSS)
Dividends.................................................................   $       --    $  340,600
Charges from Allstate Life Insurance Company:
    Mortality and expense risk............................................     (168,871)     (579,435)
    Administrative expense................................................      (21,246)      (78,038)
                                                                             ----------    ----------
    Net investment income (loss)..........................................     (190,117)     (316,873)
                                                                             ----------    ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales...................................................    3,323,625     9,571,553
    Cost of investments sold..............................................    2,270,792     8,520,484
                                                                             ----------    ----------
       Realized gains (losses) on fund shares.............................    1,052,833     1,051,069
Realized gain distributions...............................................      427,335            --
                                                                             ----------    ----------
    Net realized gains (losses)...........................................    1,480,168     1,051,069
Change in unrealized gains (losses).......................................    4,540,284      (418,503)
                                                                             ----------    ----------
    Net realized and change in unrealized gains (losses) on investments...    6,020,452       632,566
                                                                             ----------    ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS.........................   $5,830,335    $  315,693
                                                                             ==========    ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          ------------------------------------------------------------------------
                                                 ADVANCED                ADVANCED                 ADVANCED
                                               SERIES TRUST            SERIES TRUST             SERIES TRUST
                                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  ----------------------  -----------------------
                                                    AST                                             AST
                                            ACADEMIC STRATEGIES             AST                   BALANCED
                                             ASSET ALLOCATION       ADVANCED STRATEGIES       ASSET ALLOCATION
                                          ----------------------  ----------------------  -----------------------
                                             2013        2012        2013        2012         2013        2012
                                          ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (110,236) $  (43,531) $  (43,137) $   (5,387) $  (141,336) $  (46,328)
Net realized gains (losses)..............    206,633     147,480     114,138      67,860      254,469     543,557
Change in unrealized gains (losses)......    405,766     553,603     284,564     198,510    1,313,503     363,232
                                          ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 operations..............................    502,163     657,552     355,565     260,983    1,426,636     860,461
                                          ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      1,500       1,500          --          --        1,950      51,150
Benefit payments.........................         --          --          --          --         (512)     20,724
Payments on termination..................   (587,212)   (808,293)   (331,198)   (114,346)    (680,856)   (926,044)
Contract Maintenance Charge..............    (17,306)    (17,310)     (9,372)     (9,125)     (47,703)    (44,589)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (262,264)    397,208      79,418     261,326      284,603     943,234
                                          ----------  ----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (865,282)   (426,895)   (261,152)    137,855     (442,518)     44,475
                                          ----------  ----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (363,119)    230,657      94,413     398,838      984,118     904,936
NET ASSETS AT BEGINNING OF
 PERIOD..................................  6,651,435   6,420,778   2,580,169   2,181,331    9,092,177   8,187,241
                                          ----------  ----------  ----------  ----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $6,288,316  $6,651,435  $2,674,582  $2,580,169  $10,076,295  $9,092,177
                                          ==========  ==========  ==========  ==========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    666,613     713,127     233,114     220,421      852,585     850,472
       Units issued......................     57,177     122,639      19,369      48,660       62,073     227,139
       Units redeemed....................   (140,910)   (169,153)    (41,500)    (35,967)     (99,848)   (225,026)
                                          ----------  ----------  ----------  ----------  -----------  ----------
    Units outstanding at end of
     period..............................    582,880     666,613     210,983     233,114      814,810     852,585
                                          ==========  ==========  ==========  ==========  ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ----------------------------------------------------------
                                                         ADVANCED            ADVANCED            ADVANCED
                                                       SERIES TRUST        SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  -------------------  ------------------
                                                            AST                AST                  AST
                                                     BLACKROCK GLOBAL          BOND                BOND
                                                        STRATEGIES        PORTFOLIO 2018      PORTFOLIO 2019
                                                     ----------------  -------------------  ------------------
                                                       2013     2012     2013       2012      2013      2012
                                                     -------  -------  --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (278) $   (48) $ (9,581) $  (8,017) $ (6,123) $ (3,417)
Net realized gains (losses).........................      19       --     3,776     20,453      (556)   35,833
Change in unrealized gains (losses).................   1,843      403   (23,824)    18,295   (15,520)  (19,922)
                                                     -------  -------  --------  ---------  --------  --------
Increase (decrease) in net assets from operations...   1,584      355   (29,629)    30,731   (22,199)   12,494
                                                     -------  -------  --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................      --       --        --         --        --        --
Benefit payments....................................      --       --        --         --        --        --
Payments on termination.............................      --       --   (31,500)  (212,353)       --        --
Contract Maintenance Charge.........................      (7)      --      (385)      (385)      (35)      (35)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --   16,945         1         --         1        --
                                                     -------  -------  --------  ---------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................      (7)  16,945   (31,884)  (212,738)      (34)      (35)
                                                     -------  -------  --------  ---------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   1,577   17,300   (61,513)  (182,007)  (22,233)   12,459
NET ASSETS AT BEGINNING OF PERIOD...................  17,300       --   659,659    841,666   335,425   322,966
                                                     -------  -------  --------  ---------  --------  --------
NET ASSETS AT END OF PERIOD......................... $18,877  $17,300  $598,146  $ 659,659  $313,192  $335,425
                                                     =======  =======  ========  =========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,711       --    45,888     60,973    23,474    23,476
       Units issued.................................      --    1,711        --         --        --        --
       Units redeemed...............................      --       --    (2,259)   (15,085)       (3)       (2)
                                                     -------  -------  --------  ---------  --------  --------
    Units outstanding at end of period..............   1,711    1,711    43,629     45,888    23,471    23,474
                                                     =======  =======  ========  =========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 -----------------------------------------------------------------
                                                       ADVANCED              ADVANCED              ADVANCED
                                                     SERIES TRUST          SERIES TRUST          SERIES TRUST
                                                      SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 --------------------  --------------------  --------------------
                                                          AST                   AST                   AST
                                                         BOND                  BOND                  BOND
                                                    PORTFOLIO 2021        PORTFOLIO 2022        PORTFOLIO 2023
                                                 --------------------  --------------------  --------------------
                                                    2013       2012       2013       2012       2013     2012 (AQ)
                                                 ---------  ---------  ---------  ---------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (2,409) $  (3,701) $  (5,190) $ (10,811) $  (13,140) $   (672)
Net realized gains (losses).....................    25,566     19,701     20,518     24,633     (33,659)       15
Change in unrealized gains (losses).............   (35,292)       424    (47,909)    22,787     (33,855)      256
                                                 ---------  ---------  ---------  ---------  ----------  --------
Increase (decrease) in net assets from
 operations.....................................   (12,135)    16,424    (32,581)    36,609     (80,654)     (401)
                                                 ---------  ---------  ---------  ---------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................        --         --         --         --          --        --
Benefit payments................................        (4)        --         --         --          --        --
Payments on termination.........................        --         --         --    (68,372)    (55,705)   (1,077)
Contract Maintenance Charge.....................        --       (121)      (117)      (390)       (544)       --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (324,588)  (116,946)  (390,017)   (43,000)  1,213,207   193,039
                                                 ---------  ---------  ---------  ---------  ----------  --------
Increase (decrease) in net assets from contract
 transactions...................................  (324,592)  (117,067)  (390,134)  (111,762)  1,156,958   191,962
                                                 ---------  ---------  ---------  ---------  ----------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (336,727)  (100,643)  (422,715)   (75,153)  1,076,304   191,561
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   336,727    437,370    557,943    633,096     191,561        --
                                                 ---------  ---------  ---------  ---------  ----------  --------
NET ASSETS AT END OF PERIOD..................... $      --  $ 336,727  $ 135,228  $ 557,943  $1,267,865  $191,561
                                                 =========  =========  =========  =========  ==========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................    24,643     33,552     44,497     52,554      18,361        --
       Units issued.............................        --         --      7,500     25,837     259,668    18,463
       Units redeemed...........................   (24,643)    (8,909)   (39,778)   (33,894)   (140,326)     (102)
                                                 ---------  ---------  ---------  ---------  ----------  --------
    Units outstanding at end of period..........        --     24,643     12,219     44,497     137,703    18,361
                                                 =========  =========  =========  =========  ==========  ========

--------
(aq)For the period beginning January 3, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                            --------------------------------------------------------
                                                               ADVANCED           ADVANCED             ADVANCED
                                                             SERIES TRUST       SERIES TRUST         SERIES TRUST
                                                             SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                                            -------------- ----------------------  ----------------
                                                                 AST                 AST                  AST
                                                                 BOND          CAPITAL GROWTH           COHEN &
                                                            PORTFOLIO 2024    ASSET ALLOCATION       STEERS REALTY
                                                            -------------- ----------------------  ----------------
                                                               2013 (A)       2013        2012       2013     2012
                                                            -------------- ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
    Net investment income (loss)...........................    $ (2,386)   $ (115,623) $  (46,817) $(1,194) $   155
    Net realized gains (losses)............................      (5,208)      267,545     132,191     (227)     (85)
    Change in unrealized gains (losses)....................      (5,959)    1,192,936     563,598      840    6,740
                                                               --------    ----------  ----------  -------  -------
    Increase (decrease) in net assets from operations......     (13,553)    1,344,858     648,972     (581)   6,810
                                                               --------    ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
    Deposits...............................................          --         3,840     605,024       --       --
    Benefit payments.......................................          --            --          --       --       --
    Payments on termination................................     (14,892)     (724,647)   (767,006)  (3,324)      --
    Contract Maintenance Charge............................          --       (25,900)    (20,869)     (30)     (31)
    Transfers among the sub-accounts and with the Fixed
     Account--net..........................................     267,770       464,683     588,737   14,259   24,980
                                                               --------    ----------  ----------  -------  -------
    Increase (decrease) in net assets from contract
     transactions..........................................     252,878      (282,024)    405,886   10,905   24,949
                                                               --------    ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS..........................     239,325     1,062,834   1,054,858   10,324   31,759
NET ASSETS AT BEGINNING OF PERIOD..........................          --     6,389,795   5,334,937   74,237   42,478
                                                               --------    ----------  ----------  -------  -------
NET ASSETS AT END OF PERIOD................................    $239,325    $7,452,629  $6,389,795  $84,561  $74,237
                                                               ========    ==========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period...............          --       646,748     606,816    6,267    4,104
    Units issued...........................................      55,206        99,918     269,982    1,085    2,182
    Units redeemed.........................................     (27,875)     (122,025)   (230,050)    (354)     (19)
                                                               --------    ----------  ----------  -------  -------
    Units outstanding at end of period.....................      27,331       624,641     646,748    6,998    6,267
                                                               ========    ==========  ==========  =======  =======

--------
(a)For the period beginning January 2, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                   -------------------------------------------------------------
                                                       ADVANCED           ADVANCED              ADVANCED
                                                     SERIES TRUST       SERIES TRUST          SERIES TRUST
                                                      SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
                                                   ----------------  ------------------  ----------------------
                                                          AST                AST                   AST
                                                       FEDERATED        FI PYRAMIS(R)          FIRST TRUST
                                                   AGGRESSIVE GROWTH  ASSET ALLOCATION       BALANCED TARGET
                                                   ----------------  ------------------  ----------------------
                                                     2013     2012     2013      2012       2013        2012
                                                   -------  -------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (272) $  (230) $ (4,315) $ (2,006) $  (41,385) $   11,699
Net realized gains (losses).......................     787      301     6,560     6,049     156,064      43,572
Change in unrealized gains (losses)...............   6,799    2,789    42,465    16,592     181,511     139,527
                                                   -------  -------  --------  --------  ----------  ----------
Increase (decrease) in net assets from operations.   7,314    2,860    44,710    20,635     296,190     194,798
                                                   -------  -------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits..........................................      --       --        --        --       6,425          --
Benefit payments..................................    (291)   6,571        --        --          --          --
Payments on termination...........................    (721)  (5,693)   (3,566)   (1,075)   (448,080)   (216,303)
Contract Maintenance Charge.......................     (13)     (15)   (1,436)   (1,227)     (8,773)     (8,828)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................    (987)  (1,139)   57,893    27,195       1,315     204,589
                                                   -------  -------  --------  --------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions.....................................  (2,012)    (276)   52,891    24,893    (449,113)    (20,542)
                                                   -------  -------  --------  --------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS.................   5,302    2,584    97,601    45,528    (152,923)    174,256
NET ASSETS AT BEGINNING OF PERIOD.................  19,878   17,294   220,788   175,260   2,554,969   2,380,713
                                                   -------  -------  --------  --------  ----------  ----------
NET ASSETS AT END OF PERIOD....................... $25,180  $19,878  $318,389  $220,788  $2,402,046  $2,554,969
                                                   =======  =======  ========  ========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   2,015    2,093    20,475    18,206     262,532     266,493
       Units issued...............................     214      776     9,190     7,308      69,597      59,409
       Units redeemed.............................    (395)    (854)   (4,455)   (5,039)   (113,233)    (63,370)
                                                   -------  -------  --------  --------  ----------  ----------
    Units outstanding at end of period............   1,834    2,015    25,210    20,475     218,896     262,532
                                                   =======  =======  ========  ========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     -----------------------------------------------------------
                                                            ADVANCED            ADVANCED          ADVANCED
                                                          SERIES TRUST        SERIES TRUST      SERIES TRUST
                                                           SUB-ACCOUNT         SUB-ACCOUNT      SUB-ACCOUNT
                                                     ----------------------  --------------  -----------------
                                                          AST FRANKLIN
                                                            TEMPLETON              AST              AST
                                                         FOUNDING FUNDS          GLOBAL        GOLDMAN SACHS
                                                           ALLOCATION          REAL ESTATE   CONCENTRATED GROWTH
                                                     ----------------------  --------------  -------------------
                                                        2013      2012 (AR)   2013    2012     2013      2012
                                                     ----------  ----------  ------  ------  -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (45,339) $  (11,469) $  (41) $    4  $  (624)  $   (463)
Net realized gains (losses).........................     76,566      (5,286)     72      19    2,739      2,128
Change in unrealized gains (losses).................    627,135      36,306      48     534   10,692      6,921
                                                     ----------  ----------  ------  ------  -------   --------
Increase (decrease) in net assets from operations...    658,362      19,551      79     557   12,807      8,586
                                                     ----------  ----------  ------  ------  -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................        600         600      --      --       --         --
Benefit payments....................................         --          --      --      --       --         --
Payments on termination.............................   (251,736)    (83,686)   (182)    (91)  (6,299)   (12,185)
Contract Maintenance Charge.........................    (17,601)     (4,712)    (15)    (15)     (42)       (41)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (43,013)  3,059,005      --     124     (530)       (84)
                                                     ----------  ----------  ------  ------  -------   --------
Increase (decrease) in net assets from contract
 transactions.......................................   (311,750)  2,971,207    (197)     18   (6,871)   (12,310)
                                                     ----------  ----------  ------  ------  -------   --------
INCREASE (DECREASE) IN NET ASSETS...................    346,612   2,990,758    (118)    575    5,936     (3,724)
NET ASSETS AT BEGINNING OF PERIOD...................  2,990,758          --   2,759   2,184   48,943     52,667
                                                     ----------  ----------  ------  ------  -------   --------
NET ASSETS AT END OF PERIOD......................... $3,337,370  $2,990,758  $2,641  $2,759  $54,879   $ 48,943
                                                     ==========  ==========  ======  ======  =======   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    277,762          --     245     242    4,403      5,619
       Units issued.................................     42,279     298,414      --      13       --         16
       Units redeemed...............................    (67,538)    (20,652)    (17)    (10)    (549)    (1,232)
                                                     ----------  ----------  ------  ------  -------   --------
    Units outstanding at end of period..............    252,503     277,762     228     245    3,854      4,403
                                                     ==========  ==========  ======  ======  =======   ========

--------
(ar)For the period beginning April 30, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ---------------------------------------------------------
                                                          ADVANCED           ADVANCED           ADVANCED
                                                        SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------  -----------------  ------------------
                                                            AST                AST                 AST
                                                       GOLDMAN SACHS      GOLDMAN SACHS       GOLDMAN SACHS
                                                      LARGE-CAP VALUE     MID-CAP GROWTH     MULTI-ASSET (B)
                                                     -----------------  -----------------  ------------------
                                                       2013     2012      2013     2012      2013      2012
                                                     -------  --------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (118) $    (37) $  (619) $   (541) $ (7,791) $ (4,180)
Net realized gains (losses).........................       8    (3,585)     152     5,518    10,143    18,491
Change in unrealized gains (losses).................   2,702     5,258   13,286     2,733    39,370    26,038
                                                     -------  --------  -------  --------  --------  --------
Increase (decrease) in net assets from operations...   2,592     1,636   12,819     7,710    41,722    40,349
                                                     -------  --------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --        --       --        --        --        --
Benefit payments....................................      --        --       --        --        --        --
Payments on termination.............................      --   (12,705)    (394)  (12,760)   (1,940)   (2,240)
Contract Maintenance Charge.........................     (13)      (11)     (12)      (12)   (2,434)   (2,187)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................       1     3,415     (118)      (40)   (6,314)   37,783
                                                     -------  --------  -------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................     (12)   (9,301)    (524)  (12,812)  (10,688)   33,356
                                                     -------  --------  -------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................   2,580    (7,665)  12,295    (5,102)   31,034    73,705
NET ASSETS AT BEGINNING OF PERIOD...................   8,128    15,793   42,404    47,506   543,200   469,495
                                                     -------  --------  -------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $10,708  $  8,128  $54,699  $ 42,404  $574,234  $543,200
                                                     =======  ========  =======  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........     937     2,172    3,347     4,437    49,920    46,832
       Units issued.................................      --       394       --         3     6,994     7,502
       Units redeemed...............................      (2)   (1,629)     (38)   (1,093)   (8,191)   (4,414)
                                                     -------  --------  -------  --------  --------  --------
    Units outstanding at end of period..............     935       937    3,309     3,347    48,723    49,920
                                                     =======  ========  =======  ========  ========  ========

--------
(b)Previously known as AST Horizon Moderate Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                              ------------------------------------------------------
                                                                 ADVANCED         ADVANCED             ADVANCED
                                                               SERIES TRUST     SERIES TRUST         SERIES TRUST
                                                                SUB-ACCOUNT      SUB-ACCOUNT         SUB-ACCOUNT
                                                              --------------  ------------------  -----------------
                                                                    AST              AST
                                                               GOLDMAN SACHS       HERNDON               AST
                                                              SMALL-CAP VALUE LARGE-CAP VALUE (C)     HIGH YIELD
                                                              --------------  ------------------- -----------------
                                                               2013    2012     2013      2012      2013      2012
                                                              ------  ------  -------   -------   --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $  (88) $  (42) $  (312)  $   (41)  $ (1,180) $ 3,312
Net realized gains (losses)..................................     62      23      473       (97)     1,663      100
Change in unrealized gains (losses)..........................  2,117     731    6,718     1,965      4,615    2,673
                                                              ------  ------  -------   -------   --------  -------
Increase (decrease) in net assets from operations............  2,091     712    6,879     1,827      5,098    6,085
                                                              ------  ------  -------   -------   --------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................     --      --       --        --         --       --
Benefit payments.............................................     --      --       --        --       (259)   6,570
Payments on termination......................................   (120)    (89)  (2,881)     (487)   (17,739)  (1,007)
Contract Maintenance Charge..................................    (16)    (15)     (15)      (13)       (36)     (31)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................     --     132     (546)    5,320     16,823   39,903
                                                              ------  ------  -------   -------   --------  -------
Increase (decrease) in net assets from contract transactions.   (136)     28   (3,442)    4,820     (1,211)  45,435
                                                              ------  ------  -------   -------   --------  -------
INCREASE (DECREASE) IN NET ASSETS............................  1,955     740    3,437     6,647      3,887   51,520
NET ASSETS AT BEGINNING OF PERIOD............................  5,738   4,998   22,028    15,381     84,788   33,268
                                                              ------  ------  -------   -------   --------  -------
NET ASSETS AT END OF PERIOD.................................. $7,693  $5,738  $25,465   $22,028   $ 88,675  $84,788
                                                              ======  ======  =======   =======   ========  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period.................    419     417    2,540     1,989      6,352    2,802
       Units issued..........................................     --      10      135       648      1,202    3,675
       Units redeemed........................................     (9)     (8)    (464)      (97)    (1,306)    (125)
                                                              ------  ------  -------   -------   --------  -------
    Units outstanding at end of period.......................    410     419    2,211     2,540      6,248    6,352
                                                              ======  ======  =======   =======   ========  =======

--------
(c)Previously known as AST BlackRock Value

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                   ------------------------------------------------------------------
                                                       ADVANCED              ADVANCED               ADVANCED
                                                     SERIES TRUST          SERIES TRUST           SERIES TRUST
                                                      SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
                                                   -------------------  -----------------   ------------------------
                                                                                                       AST
                                                          AST                  AST                 INVESTMENT
                                                   INTERNATIONAL GROWTH INTERNATIONAL VALUE        GRADE BOND
                                                   -------------------- -----------------   ------------------------
                                                     2013       2012      2013      2012        2013         2012
                                                    -------   -------   -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)...................... $  (635)   $   (24)  $  (855)  $    740  $   (48,921) $   (30,264)
Net realized gains (losses).......................   1,337       (394)     (597)    (3,138)      92,417      298,732
Change in unrealized gains (losses)...............   7,346      8,789    12,363     11,366     (174,643)     213,149
                                                    -------   -------   -------   --------  -----------  -----------
Increase (decrease) in net assets from operations.   8,048      8,371    10,911      8,968     (131,147)     481,617
                                                    -------   -------   -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRA CT TRANSACTIONS
Deposits..........................................      --         --     1,380         --           --           --
Benefit payments..................................      --         --        --         --           --           --
Payments on termination...........................  (8,523)    (3,886)   (9,556)   (10,425)    (351,001)    (831,008)
Contract Maintenance Charge.......................     (30)       (38)      (33)       (33)     (25,177)     (43,448)
Transfers among the sub-accounts and with the
 Fixed Account--net...............................  (1,245)       (40)        7         --   (1,739,738)  (4,629,378)
                                                    -------   -------   -------   --------  -----------  -----------
Increase (decrease) in net assets from contract
 transactions.....................................  (9,798)    (3,964)   (8,202)   (10,458)  (2,115,916)  (5,503,834)
                                                    -------   -------   -------   --------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS.................  (1,750)     4,407     2,709     (1,490)  (2,247,063)  (5,022,217)
NET ASSETS AT BEGINNING OF PERIOD.................  51,242     46,835    62,177     63,667    4,735,331    9,757,548
                                                    -------   -------   -------   --------  -----------  -----------
NET ASSETS AT END OF PERIOD....................... $49,492    $51,242   $64,886   $ 62,177  $ 2,488,268  $ 4,735,331
                                                    =======   =======   =======   ========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period......   6,085      6,609     7,629      9,007      306,627      680,880
       Units issued...............................     513         37       169         --      122,238      443,155
       Units redeemed.............................  (1,606)      (561)   (1,052)    (1,378)    (259,534)    (817,408)
                                                    -------   -------   -------   --------  -----------  -----------
    Units outstanding at end of period............   4,992      6,085     6,746      7,629      169,331      306,627
                                                    =======   =======   =======   ========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 --------------------------------------------------------------------
                                                      ADVANCED           ADVANCED                    ADVANCED
                                                    SERIES TRUST       SERIES TRUST                SERIES TRUST
                                                     SUB-ACCOUNT        SUB-ACCOUNT                 SUB-ACCOUNT
                                                 ------------------  -----------------------  ----------------------
                                                         AST                AST                         AST
                                                 J.P. MORGAN GLOBAL     J.P. MORGAN            J.P. MORGAN STRATEGIC
                                                      THEMATIC       INTERNATIONAL EQUITY (D)      OPPORTUNITIES
                                                 ------------------  ------------------------ ----------------------
                                                   2013      2012      2013         2012         2013        2012
                                                 --------  --------    -------     -------    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ (2,256) $ (1,272) $  (793)     $   178     $  (52,889) $     (295)
Net realized gains (losses).....................    4,268     9,187       53         (695)        92,985      85,668
Change in unrealized gains (losses).............   19,636     6,520    7,229        9,072        251,776     182,420
                                                 --------  --------    -------     -------    ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   21,648    14,435    6,489        8,555        291,872     267,793
                                                 --------  --------    -------     -------    ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       --        --       --           --            210      10,710
Benefit payments................................       --        --       --           --             --          --
Payments on termination.........................  (10,140)  (33,667)  (2,060)      (4,343)      (335,371)   (468,617)
Contract Maintenance Charge.....................     (722)     (663)      (4)          (5)       (13,610)    (14,532)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   48,748     9,159       (1)           1        178,177     343,553
                                                 --------  --------    -------     -------    ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   37,886   (25,171)  (2,065)      (4,347)      (170,594)   (128,886)
                                                 --------  --------    -------     -------    ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   59,534   (10,736)   4,424        4,208        121,278     138,907
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  118,676   129,412   49,056       44,848      3,217,750   3,078,843
                                                 --------  --------    -------     -------    ----------  ----------
NET ASSETS AT END OF PERIOD..................... $178,210  $118,676  $53,480      $49,056     $3,339,028  $3,217,750
                                                 ========  ========    =======     =======    ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   10,719    13,190    5,421        5,947        300,029     312,970
       Units issued.............................    7,214     2,776       --           --         40,502      71,587
       Units redeemed...........................   (3,828)   (5,247)    (212)        (526)       (55,385)    (84,528)
                                                 --------  --------    -------     -------    ----------  ----------
    Units outstanding at end of period..........   14,105    10,719    5,209        5,421        285,146     300,029
                                                 ========  ========    =======     =======    ==========  ==========

--------
(d)Previously known as AST JPMorgan International Equity

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------
                                                        ADVANCED          ADVANCED            ADVANCED
                                                      SERIES TRUST      SERIES TRUST        SERIES TRUST
                                                       SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT
                                                     --------------  ------------------   ----------------
                                                                             AST                 AST
                                                           AST          LOOMIS SAYLES        LORD ABBETT
                                                     LARGE-CAP VALUE LARGE-CAP GROWTH (E) CORE FIXED INCOME
                                                     --------------  ------------------   ----------------
                                                      2013    2012     2013       2012      2013     2012
                                                     ------  ------  --------   --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (83) $   (3) $ (1,617)  $   (897) $  (722) $   (69)
Net realized gains (losses).........................     14      (2)      729        529      292    1,784
Change in unrealized gains (losses).................  2,363     144    35,295      7,501   (1,553)     692
                                                     ------  ------  --------   --------  -------  -------
Increase (decrease) in net assets from operations...  2,294     139    34,407      7,133   (1,983)   2,407
                                                     ------  ------  --------   --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................     --      --     2,761         --    1,725       --
Benefit payments....................................     --      --    (1,125)    26,306     (480)  13,143
Payments on termination.............................     --      --      (750)   (10,500)  (2,588)  (2,925)
Contract Maintenance Charge.........................     (4)     (1)      (17)       (17)     (23)     (26)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      1   5,299        40        507       --      127
                                                     ------  ------  --------   --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................     (3)  5,298       909     16,296   (1,366)  10,319
                                                     ------  ------  --------   --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  2,291   5,437    35,316     23,429   (3,349)  12,726
NET ASSETS AT BEGINNING OF PERIOD...................  5,999     562    97,506     74,077   61,815   49,089
                                                     ------  ------  --------   --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $8,290  $5,999  $132,822   $ 97,506  $58,466  $61,815
                                                     ======  ======  ========   ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    748      81     9,908      8,385    4,599    3,831
       Units issued.................................     --     668       271      2,724      131    1,026
       Units redeemed...............................     --      (1)     (157)    (1,201)    (237)    (258)
                                                     ------  ------  --------   --------  -------  -------
    Units outstanding at end of period..............    748     748    10,022      9,908    4,493    4,599
                                                     ======  ======  ========   ========  =======  =======

--------
(e)Previously known as AST Marsico Capital Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------
                                                         ADVANCED          ADVANCED           ADVANCED
                                                       SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                                                     ----------------  ----------------  -----------------
                                                            AST               AST           AST MID-CAP
                                                     MFS GLOBAL EQUITY    MFS GROWTH           VALUE
                                                     ----------------  ----------------  -----------------
                                                       2013     2012     2013     2012     2013     2012
                                                     -------  -------  -------  -------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  (710) $   (46) $  (183) $  (168) $  (526) $   (388)
Net realized gains (losses).........................     638      256      475      388      220     3,539
Change in unrealized gains (losses).................  14,455    8,387    4,572    1,903    9,867     2,985
                                                     -------  -------  -------  -------  -------  --------
Increase (decrease) in net assets from operations...  14,383    8,597    4,864    2,123    9,561     6,136
                                                     -------  -------  -------  -------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --       --       --       --        --
Benefit payments....................................    (589)  13,136       --       --       --        --
Payments on termination.............................  (2,710)  (5,167)  (1,172)  (2,103)      --        --
Contract Maintenance Charge.........................      (9)      (8)     (16)     (15)      (6)      (15)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --      381       (1)      --       (1)  (12,304)
                                                     -------  -------  -------  -------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (3,308)   8,342   (1,189)  (2,118)      (7)  (12,319)
                                                     -------  -------  -------  -------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................  11,075   16,939    3,675        5    9,554    (6,183)
NET ASSETS AT BEGINNING OF PERIOD...................  56,266   39,327   14,296   14,291   31,333    37,516
                                                     -------  -------  -------  -------  -------  --------
NET ASSETS AT END OF PERIOD......................... $67,341  $56,266  $17,971  $14,296  $40,887  $ 31,333
                                                     =======  =======  =======  =======  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,913    4,194    1,350    1,562    2,842     3,974
       Units issued.................................      --    1,284       --       --       --        --
       Units redeemed...............................    (252)    (565)     (94)    (212)      --    (1,132)
                                                     -------  -------  -------  -------  -------  --------
    Units outstanding at end of period..............   4,661    4,913    1,256    1,350    2,842     2,842
                                                     =======  =======  =======  =======  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     -----------------------------------------------------------
                                                            ADVANCED             ADVANCED          ADVANCED
                                                          SERIES TRUST         SERIES TRUST      SERIES TRUST
                                                          SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
                                                     ---------------------  -----------------  ----------------
                                                                                   AST                AST
                                                           AST MONEY        NEUBERGER BERMAN / NEUBERGER BERMAN
                                                             MARKET         LSV MID-CAP VALUE   MID-CAP GROWTH
                                                     ---------------------  -----------------  ----------------
                                                        2013        2012      2013     2012      2013     2012
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (7,027) $  (6,427) $  (349) $    (65) $  (545) $  (449)
Net realized gains (losses).........................         --         --    3,256     1,905      702      300
Change in unrealized gains (losses).................         --         --    6,286     2,651   12,246    3,528
                                                     ----------  ---------  -------  --------  -------  -------
Increase (decrease) in net assets from operations...     (7,027)    (6,427)   9,193     4,491   12,403    3,379
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................         --         --       --        --       --       --
Benefit payments....................................   (500,844)  (513,431)      --        --     (280)   6,575
Payments on termination.............................   (591,249)  (178,527)  (7,624)  (13,358)    (329)    (295)
Contract Maintenance Charge.........................        (95)      (119)     (24)      (25)      (9)     (11)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  1,195,710    605,286     (918)      (32)    (766)    (616)
                                                     ----------  ---------  -------  --------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................    103,522    (86,791)  (8,566)  (13,415)  (1,384)   5,653
                                                     ----------  ---------  -------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................     96,495    (93,218)     627    (8,924)  11,019    9,032
NET ASSETS AT BEGINNING OF PERIOD...................    325,084    418,302   25,274    34,198   40,618   31,586
                                                     ----------  ---------  -------  --------  -------  -------
NET ASSETS AT END OF PERIOD......................... $  421,579  $ 325,084  $25,901  $ 25,274  $51,637  $40,618
                                                     ==========  =========  =======  ========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........     33,818     42,628    2,344     3,675    3,777    3,268
       Units issued.................................    151,340     81,407      196        57      202      692
       Units redeemed...............................   (140,250)   (90,217)    (822)   (1,388)    (316)    (183)
                                                     ----------  ---------  -------  --------  -------  -------
    Units outstanding at end of period..............     44,908     33,818    1,718     2,344    3,663    3,777
                                                     ==========  =========  =======  ========  =======  =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     --------------------------------------------------------
                                                          ADVANCED          ADVANCED           ADVANCED
                                                        SERIES TRUST      SERIES TRUST       SERIES TRUST
                                                        SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT
                                                     -----------------  ----------------  ------------------
                                                                               AST                AST
                                                            AST            PARAMETRIC            PIMCO
                                                       NEW DISCOVERY    EMERGING MARKETS   LIMITED MATURITY
                                                      ASSET ALLOCATION       EQUITY              BOND
                                                     -----------------  ----------------  ------------------
                                                       2013   2012 (AS)   2013     2012     2013      2012
                                                     -------  --------- -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $   (64)  $   11   $  (217) $   (11) $ (1,290) $    (96)
Net realized gains (losses).........................     606       (2)        4    2,326    (1,289)    2,652
Change in unrealized gains (losses).................      31      173        35      674    (1,048)    1,027
                                                     -------   ------   -------  -------  --------  --------
Increase (decrease) in net assets from operations...     573      182      (178)   2,989    (3,627)    3,583
                                                     -------   ------   -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --       --        --       --        --        --
Benefit payments....................................      --       --        --       --      (238)    6,574
Payments on termination.............................      --       --      (441)  (1,142)  (19,441)   (7,000)
Contract Maintenance Charge.........................      (2)      (4)      (51)     (86)      (59)      (64)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  (2,624)   5,326        --   (6,537)   10,078     5,308
                                                     -------   ------   -------  -------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (2,626)   5,322      (492)  (7,765)   (9,660)    4,818
                                                     -------   ------   -------  -------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (2,053)   5,504      (670)  (4,776)  (13,287)    8,401
NET ASSETS AT BEGINNING OF PERIOD...................   5,504       --    16,507   21,283   116,152   107,751
                                                     -------   ------   -------  -------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 3,451   $5,504   $15,837  $16,507  $102,865  $116,152
                                                     =======   ======   =======  =======  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........     532       --     1,633    2,452     9,610     9,234
       Units issued.................................     650      558        --       55       877     1,002
       Units redeemed...............................    (897)     (26)      (49)    (874)   (1,673)     (626)
                                                     -------   ------   -------  -------  --------  --------
    Units outstanding at end of period..............     285      532     1,584    1,633     8,814     9,610
                                                     =======   ======   =======  =======  ========  ========

--------
(as)For the period beginning April 30, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          ----------------------------------------------------------------------
                                                ADVANCED              ADVANCED                 ADVANCED
                                              SERIES TRUST          SERIES TRUST             SERIES TRUST
                                              SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                          -------------------  ----------------------  ------------------------
                                                  AST
                                                 PIMCO                   AST                      AST
                                              TOTAL RETURN          PRESERVATION              PRUDENTIAL
                                                  BOND            ASSET ALLOCATION       GROWTH ALLOCATION (F)
                                          -------------------  ----------------------  ------------------------
                                             2013      2012       2013        2012         2013         2012
                                          ---------  --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (4,969) $  3,388  $ (133,308) $  (38,947) $  (141,018) $   (23,930)
Net realized gains (losses)..............     8,325     6,428     241,763     745,812      426,637      207,691
Change in unrealized gains (losses)......   (20,435)   18,697     492,352      (4,343)     968,355      834,151
                                          ---------  --------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (17,079)   28,513     600,807     702,522    1,253,974    1,017,912
                                          ---------  --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     1,725        --         434      49,500           --      540,393
Benefit payments.........................      (485)   13,140          --          --           --           --
Payments on termination..................   (46,711)  (44,969)   (670,785)   (855,252)  (2,650,308)  (1,301,143)
Contract Maintenance Charge..............       (69)      (79)    (26,415)    (29,876)     (45,400)     (39,926)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (263,869)   33,078     (97,841)    637,849      571,810      652,335
                                          ---------  --------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (309,409)    1,170    (794,607)   (197,779)  (2,123,898)    (148,341)
                                          ---------  --------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (326,488)   29,683    (193,800)    504,743     (869,924)     869,571
NET ASSETS AT BEGINNING OF
 PERIOD..................................   440,485   410,802   8,681,178   8,176,435   10,160,444    9,290,873
                                          ---------  --------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF PERIOD.............. $ 113,997  $440,485  $8,487,378  $8,681,178  $ 9,290,520  $10,160,444
                                          =========  ========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    32,751    32,854     751,850     768,384    1,112,176    1,132,693
       Units issued......................       331     3,463      73,920     154,447      215,761      561,823
       Units redeemed....................   (24,560)   (3,566)   (141,682)   (170,981)    (450,020)    (582,340)
                                          ---------  --------  ----------  ----------  -----------  -----------
    Units outstanding at end of period...     8,522    32,751     684,088     751,850      877,917    1,112,176
                                          =========  ========  ==========  ==========  ===========  ===========

--------
(f)Previously known as AST First Trust Capital Appreciation Target

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                         --------------------------------------------------------------
                                              ADVANCED             ADVANCED              ADVANCED
                                            SERIES TRUST         SERIES TRUST          SERIES TRUST
                                            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                         -----------------  ----------------------  ------------------
                                                AST                   AST                   AST
                                               QMA US                 RCM                SCHRODERS
                                            EQUITY ALPHA       WORLD TRENDS (AV)      GLOBAL TACTICAL
                                         -----------------  ----------------------  ------------------
                                           2013      2012      2013        2012       2013      2012
                                         --------  -------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............ $   (564) $  (171) $  (26,760) $  (16,972) $ (6,172) $ (2,428)
Net realized gains (losses).............    3,983      147     111,268      79,295     8,771     5,574
Change in unrealized gains (losses).....    9,694    5,011      83,849      75,063    68,770    39,408
                                         --------  -------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.............................   13,113    4,987     168,357     137,386    71,369    42,554
                                         --------  -------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................       --       --          --          --        --     4,500
Benefit payments........................     (566)  13,152          --          --        --        --
Payments on termination.................  (10,430)      --    (346,529)    (63,262)     (699)       --
Contract Maintenance Charge.............      (13)     (12)     (4,699)     (4,931)   (1,154)     (878)
Transfers among the sub-accounts and
 with the Fixed Account--net............   (1,891)      99      (8,259)     58,603    47,680   100,864
                                         --------  -------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 contract transactions..................  (12,900)  13,239    (359,487)     (9,590)   45,827   104,486
                                         --------  -------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS.......      213   18,226    (191,130)    127,796   117,196   147,040
NET ASSETS AT BEGINNING OF PERIOD.......   47,039   28,813   1,740,944   1,613,148   402,468   255,428
                                         --------  -------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD............. $ 47,252  $47,039  $1,549,814  $1,740,944  $519,664  $402,468
                                         ========  =======  ==========  ==========  ========  ========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period.............................    4,838    3,491     168,568     169,607    38,412    27,825
      Units issued......................      388    1,458      10,298      20,177     9,078    12,625
      Units redeemed....................   (1,517)    (111)    (42,675)    (21,216)   (4,829)   (2,038)
                                         --------  -------  ----------  ----------  --------  --------
   Units outstanding at end of period...    3,709    4,838     136,191     168,568    42,661    38,412
                                         ========  =======  ==========  ==========  ========  ========

--------
(av)Previously known as AST CLS Moderate Asset Allocation

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ---------------------------------------------------------
                                                           ADVANCED           ADVANCED           ADVANCED
                                                         SERIES TRUST       SERIES TRUST       SERIES TRUST
                                                          SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                                                     --------------------  --------------   -----------------
                                                              AST
                                                     SCHRODERS MULTI-ASSET       AST               AST
                                                       WORLD STRATEGIES    SMALL-CAP GROWTH  SMALL-CAP VALUE
                                                     --------------------  --------------   -----------------
                                                        2013       2012     2013     2012     2013     2012
                                                     ---------  ---------  ------   ------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $ (12,371) $   5,301  $  (40)  $  (37) $  (339) $   (291)
Net realized gains (losses).........................    55,399     36,701     238       43      977     3,421
Change in unrealized gains (losses).................    48,715     27,409     757      301    7,324     1,709
                                                     ---------  ---------  ------   ------  -------  --------
Increase (decrease) in net assets from operations...    91,743     69,411     955      307    7,962     4,839
                                                     ---------  ---------  ------   ------  -------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................        --         --      --       --       --        --
Benefit payments....................................        --         --      --       --       --        --
Payments on termination.............................  (266,115)  (161,392)     --       --     (365)     (309)
Contract Maintenance Charge.........................    (4,548)    (5,373)     (3)      (4)     (10)      (20)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    62,070    295,683    (306)     (45)    (559)  (11,983)
                                                     ---------  ---------  ------   ------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (208,593)   128,918    (309)     (49)    (934)  (12,312)
                                                     ---------  ---------  ------   ------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (116,850)   198,329     646      258    7,028    (7,473)
NET ASSETS AT BEGINNING OF PERIOD...................   820,850    622,521   3,043    2,785   22,633    30,106
                                                     ---------  ---------  ------   ------  -------  --------
NET ASSETS AT END OF PERIOD......................... $ 704,000  $ 820,850  $3,689   $3,043  $29,661  $ 22,633
                                                     =========  =========  ======   ======  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    79,826     66,246     248      251    2,040     3,175
       Units issued.................................     9,725     49,224      85       21      103        32
       Units redeemed...............................   (28,654)   (35,644)   (108)     (24)    (172)   (1,167)
                                                     ---------  ---------  ------   ------  -------  --------
    Units outstanding at end of period..............    60,897     79,826     225      248    1,971     2,040
                                                     =========  =========  ======   ======  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------------
                                                          ADVANCED             ADVANCED             ADVANCED
                                                        SERIES TRUST         SERIES TRUST         SERIES TRUST
                                                        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                                     -----------------  ----------------------  ----------------
                                                            AST                   AST                  AST
                                                         TEMPLETON           T. ROWE PRICE        T. ROWE PRICE
                                                      GLOBAL BOND (G)      ASSET ALLOCATION       EQUITY INCOME
                                                     -----------------  ----------------------  ----------------
                                                       2013     2012       2013        2012       2013     2012
                                                     -------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $  (793) $    601  $ (100,722) $  (17,720) $(1,145) $  (780)
Net realized gains (losses).........................    (278)    1,361     203,219     202,767      659       14
Change in unrealized gains (losses).................  (2,137)      817     745,014     398,400   17,723    7,635
                                                     -------  --------  ----------  ----------  -------  -------
Increase (decrease) in net assets from operations...  (3,208)    2,779     847,511     583,447   17,237    6,869
                                                     -------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................   1,725        --       1,500      82,961       --       --
Benefit payments....................................      --        --          --          --     (573)  13,151
Payments on termination.............................  (4,568)  (38,786)   (212,567)   (188,578)  (2,917)    (493)
Contract Maintenance Charge.........................     (34)      (48)    (12,592)    (11,585)     (11)     (11)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (167)    3,435     291,611     (32,423)      (1)     174
                                                     -------  --------  ----------  ----------  -------  -------
Increase (decrease) in net assets from contract
 transactions.......................................  (3,044)  (35,399)     67,952    (149,625)  (3,502)  12,821
                                                     -------  --------  ----------  ----------  -------  -------
INCREASE (DECREASE) IN NET ASSETS...................  (6,252)  (32,620)    915,463     433,822   13,735   19,690
NET ASSETS AT BEGINNING OF PERIOD...................  62,339    94,959   5,669,268   5,235,446   63,287   43,597
                                                     -------  --------  ----------  ----------  -------  -------
NET ASSETS AT END OF PERIOD......................... $56,087  $ 62,339  $6,584,731  $5,669,268  $77,022  $63,287
                                                     =======  ========  ==========  ==========  =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   4,941     7,844     507,385     523,825    7,690    6,155
       Units issued.................................     201       282      83,725      87,111       --    1,659
       Units redeemed...............................    (464)   (3,185)    (77,775)   (103,551)    (347)    (124)
                                                     -------  --------  ----------  ----------  -------  -------
    Units outstanding at end of period..............   4,678     4,941     513,335     507,385    7,343    7,690
                                                     =======  ========  ==========  ==========  =======  =======

--------
(g)Previously known as AST T. Rowe Price Global Bond

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     ----------------------------------------------------------
                                                          ADVANCED           ADVANCED            ADVANCED
                                                        SERIES TRUST       SERIES TRUST        SERIES TRUST
                                                        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                                     -----------------  ------------------  ------------------
                                                            AST
                                                       T. ROWE PRICE            AST           AST WELLINGTON
                                                         LARGE-CAP         T. ROWE PRICE        MANAGEMENT
                                                           GROWTH        NATURAL RESOURCES     HEDGED EQUITY
                                                     -----------------  ------------------  ------------------
                                                       2013      2012     2013      2012      2013      2012
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (461) $  (481) $ (1,777) $ (1,137) $ (2,054) $ (1,459)
Net realized gains (losses).........................   12,960    1,272    (1,992)   (2,180)    7,121       267
Change in unrealized gains (losses).................     (452)   4,292    19,458     5,601    17,117    11,167
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from operations...   12,047    5,083    15,689     2,284    22,184     9,975
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................       --       --     4,486       131        --        --
Benefit payments....................................       --       --        --        --        --        --
Payments on termination.............................  (27,289)      --    (7,320)   (3,908)     (237)       --
Contract Maintenance Charge.........................      (17)     (18)      (57)      (62)      (40)      (58)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................     (329)  (4,267)   (3,516)    4,786    19,457     2,264
                                                     --------  -------  --------  --------  --------  --------
Increase (decrease) in net assets from contract
 transactions.......................................  (27,635)  (4,285)   (6,407)      947    19,180     2,206
                                                     --------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS...................  (15,588)     798     9,282     3,231    41,364    12,181
NET ASSETS AT BEGINNING OF PERIOD...................   32,697   31,899   117,212   113,981   118,647   106,466
                                                     --------  -------  --------  --------  --------  --------
NET ASSETS AT END OF PERIOD......................... $ 17,109  $32,697  $126,494  $117,212  $160,011  $118,647
                                                     ========  =======  ========  ========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........    2,835    3,213    13,614    13,521    13,594    13,333
       Units issued.................................       97    1,361     1,901       997     5,827       558
       Units redeemed...............................   (1,899)  (1,739)   (2,600)     (904)   (3,977)     (297)
                                                     --------  -------  --------  --------  --------  --------
    Units outstanding at end of period..............    1,033    2,835    12,915    13,614    15,444    13,594
                                                     ========  =======  ========  ========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ----------------------------------------------------------------------
                                                                    ALLIANCE                   ALLIANCE
                                              ADVANCED         BERNSTEIN VARIABLE         BERNSTEIN VARIABLE
                                            SERIES TRUST       PRODUCT SERIES FUND       PRODUCT SERIES FUND
                                             SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------  ------------------------  -------------------------
                                          AST WESTERN ASSET         ALLIANCE            ALLIANCE BERNSTEIN VPS
                                           CORE PLUS BOND     BERNSTEIN VPS GROWTH         GROWTH & INCOME
                                          ----------------  ------------------------  -------------------------
                                            2013     2012       2013         2012         2013          2012
                                          -------  -------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (129) $   (43) $  (352,126) $  (371,560) $   (325,040) $  (205,673)
Net realized gains (losses)..............       1        3    1,709,028      906,925     1,964,502     (622,276)
Change in unrealized gains (losses)......    (199)     175    4,574,781    2,022,707    15,892,116    9,658,628
                                          -------  -------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 operations..............................    (327)     135    5,931,683    2,558,072    17,531,578    8,830,679
                                          -------  -------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      --       --        5,109          297        16,240       19,599
Benefit payments.........................    (482)  13,144     (733,167)    (450,417)   (2,016,602)  (1,434,969)
Payments on termination..................      --       --   (3,390,164)  (2,702,211)   (8,359,550)  (6,180,072)
Contract Maintenance Charge..............      --       --      (43,687)     (53,854)      (64,507)     (75,684)
Transfers among the sub-accounts and
 with the Fixed Account--net.............      --      123     (414,657)    (555,814)   (2,690,439)  (1,696,289)
                                          -------  -------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets from
 contract transactions...................    (482)  13,267   (4,576,566)  (3,761,999)  (13,114,858)  (9,367,415)
                                          -------  -------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (809)  13,402    1,355,117   (1,203,927)    4,416,720     (536,736)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  13,402       --   21,048,434   22,252,361    59,851,746   60,388,482
                                          -------  -------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF PERIOD.............. $12,593  $13,402  $22,403,551  $21,048,434  $ 64,268,466  $59,851,746
                                          =======  =======  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,081       --    2,043,765    2,393,760     4,651,863    5,403,318
       Units issued......................      --    1,124       60,393       48,119        79,216      136,850
       Units redeemed....................     (39)     (43)    (415,500)    (398,114)     (941,513)    (888,305)
                                          -------  -------  -----------  -----------  ------------  -----------
    Units outstanding at end of period...   1,042    1,081    1,688,658    2,043,765     3,789,566    4,651,863
                                          =======  =======  ===========  ===========  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    -----------------------------------------------------------------------------
                                            ALLIANCE                  ALLIANCE                  ALLIANCE
                                       BERNSTEIN VARIABLE        BERNSTEIN VARIABLE        BERNSTEIN VARIABLE
                                       PRODUCT SERIES FUND       PRODUCT SERIES FUND       PRODUCT SERIES FUND
                                           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                    ------------------------  ------------------------  ------------------------
                                     ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS    ALLIANCE BERNSTEIN VPS
                                       INTERNATIONAL VALUE        LARGE CAP GROWTH         SMALL/MID CAP VALUE
                                    ------------------------  ------------------------  ------------------------
                                        2013         2012         2013         2012         2013         2012
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   533,896  $   (49,018) $  (305,469) $  (293,468) $  (241,922) $  (263,785)
Net realized gains (losses)........    (838,996)  (1,541,139)   1,012,750      384,760    2,466,286      981,954
Change in unrealized gains
 (losses)..........................   2,885,229    3,365,049    4,856,891    2,192,621    3,532,808    2,161,593
                                    -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................   2,580,129    1,774,892    5,564,172    2,283,913    5,757,172    2,879,762
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       5,262       10,507        2,460        3,538       10,100        3,600
Benefit payments...................    (334,169)    (386,819)    (397,042)    (451,558)    (459,217)    (453,719)
Payments on termination............  (2,792,188)  (2,109,077)  (1,617,770)  (1,315,186)  (3,756,404)  (2,938,544)
Contract Maintenance Charge........     (53,719)     (65,605)     (17,179)     (18,634)     (71,597)     (80,749)
Transfers among the sub-accounts
 and with the Fixed
 Account--net......................    (770,835)    (317,571)    (704,166)     (93,541)    (580,994)    (344,354)
                                    -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (3,945,649)  (2,868,565)  (2,733,697)  (1,875,381)  (4,858,112)  (3,813,766)
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (1,365,520)  (1,093,673)   2,830,475      408,532      899,060     (934,004)
NET ASSETS AT BEGINNING
 OF PERIOD.........................  14,231,456   15,325,129   17,489,451   17,080,919   18,040,271   18,974,275
                                    -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $12,865,936  $14,231,456  $20,319,926  $17,489,451  $18,939,331  $18,040,271
                                    ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,567,420    1,895,514    2,203,731    2,470,154      834,393    1,021,710
       Units issued................      59,790      130,163       45,294      186,645       21,480       28,205
       Units redeemed..............    (451,404)    (458,257)    (362,662)    (453,068)    (208,986)    (215,522)
                                    -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................   1,175,806    1,567,420    1,886,363    2,203,731      646,887      834,393
                                    ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     ----------------------------------------------------------
                                                            ALLIANCE             AMERICAN         AMERICAN
                                                       BERNSTEIN VARIABLE    CENTURY VARIABLE  CENTURY VARIABLE
                                                       PRODUCT SERIES FUND   PORTFOLIOS, INC.  PORTFOLIOS, INC.
                                                           SUB-ACCOUNT          SUB-ACCOUNT      SUB-ACCOUNT
                                                     ----------------------  ----------------  --------------
                                                            ALLIANCE         AMERICAN CENTURY  AMERICAN CENTURY
                                                       BERNSTEIN VPS VALUE      VP BALANCED    VP INTERNATIONAL
                                                     ----------------------  ----------------  --------------
                                                        2013        2012       2013     2012    2013     2012
                                                     ----------  ----------  -------  -------  ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $    1,646  $      265  $    15  $    65  $   12   $  (29)
Net realized gains (losses).........................     35,588     (52,577)     343       41      18        6
Change in unrealized gains (losses).................    336,755     238,729    1,315      950   1,011      844
                                                     ----------  ----------  -------  -------  ------   ------
Increase (decrease) in net assets from operations...    373,989     186,417    1,673    1,056   1,041      821
                                                     ----------  ----------  -------  -------  ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................         --          --       --       --      --       --
Benefit payments....................................   (126,144)    (32,255)      --       --      --       --
Payments on termination.............................   (352,863)   (200,723)    (741)    (687)     --       --
Contract Maintenance Charge.........................     (4,849)     (5,515)      --       --      (4)      (3)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................   (153,404)    (38,067)      --       --       2       (1)
                                                     ----------  ----------  -------  -------  ------   ------
Increase (decrease) in net assets from contract
 transactions.......................................   (637,260)   (276,560)    (741)    (687)     (2)      (4)
                                                     ----------  ----------  -------  -------  ------   ------
INCREASE (DECREASE) IN NET ASSETS...................   (263,271)    (90,143)     932      369   1,039      817
NET ASSETS AT BEGINNING OF PERIOD...................  1,352,328   1,442,471   10,727   10,358   5,049    4,232
                                                     ----------  ----------  -------  -------  ------   ------
NET ASSETS AT END OF PERIOD......................... $1,089,057  $1,352,328  $11,659  $10,727  $6,088   $5,049
                                                     ==========  ==========  =======  =======  ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........    138,625     167,471      606      645     321      322
       Units issued.................................      3,209       2,670       --       --      --       --
       Units redeemed...............................    (58,293)    (31,516)     (37)     (39)     --       (1)
                                                     ----------  ----------  -------  -------  ------   ------
    Units outstanding at end of period..............     83,541     138,625      569      606     321      321
                                                     ==========  ==========  =======  =======  ======   ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                     -----------------------------------------------------------
                                                          DREYFUS
                                                     SOCIALLY RESPONSIBLE    DREYFUS STOCK     DREYFUS VARIABLE
                                                     GROWTH FUND, INC.        INDEX FUND       INVESTMENT FUND
                                                        SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT
                                                     -------------------  ------------------  -----------------
                                                          DREYFUS
                                                     SOCIALLY RESPONSIBLE    DREYFUS STOCK       VIF GROWTH &
                                                        GROWTH FUND           INDEX FUND            INCOME
                                                     -------------------  ------------------  -----------------
                                                       2013       2012      2013      2012      2013     2012
                                                      -------   -------   --------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $    (7)   $   (78)  $  2,085  $  2,770  $  (471) $    (68)
Net realized gains (losses).........................     153         18     11,317    26,618    2,202       230
Change in unrealized gains (losses).................   4,794      1,532    117,942    31,254   23,042    12,853
                                                      -------   -------   --------  --------  -------  --------
Increase (decrease) in net assets from operations...   4,940      1,472    131,344    60,642   24,773    13,015
                                                      -------   -------   --------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................      --         --         --        --       --        --
Benefit payments....................................      --         --    (13,552)   (7,727)      --        --
Payments on termination.............................    (524)        --    (12,913)  (26,638)  (9,186)  (21,379)
Contract Maintenance Charge.........................      (9)        (9)      (217)     (293)     (80)      (83)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................      --         --       (594)  (16,734)    (446)   (3,922)
                                                      -------   -------   --------  --------  -------  --------
Increase (decrease) in net assets from contract
 transactions.......................................    (533)        (9)   (27,276)  (51,392)  (9,712)  (25,384)
                                                      -------   -------   --------  --------  -------  --------
INCREASE (DECREASE) IN NET ASSETS...................   4,407      1,463    104,068     9,250   15,061   (12,369)
NET ASSETS AT BEGINNING OF PERIOD...................  15,446     13,983    451,021   441,771   75,208    87,577
                                                      -------   -------   --------  --------  -------  --------
NET ASSETS AT END OF PERIOD......................... $19,853    $15,446   $555,089  $451,021  $90,269  $ 75,208
                                                      =======   =======   ========  ========  =======  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period........   1,399      1,400     34,786    38,924    5,860     8,262
       Units issued.................................      --         --         --        --       --        --
       Units redeemed...............................     (45)        (1)    (1,839)   (4,138)    (651)   (2,402)
                                                      -------   -------   --------  --------  -------  --------
    Units outstanding at end of period..............   1,354      1,399     32,947    34,786    5,209     5,860
                                                      =======   =======   ========  ========  =======  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ----------------------------------------------------------------
                                                   DREYFUS VARIABLE      DWS INVESTMENTS      DWS INVESTMENTS
                                                    INVESTMENT FUND     VARIABLE SERIES I    VARIABLE SERIES I
                                                      SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                 --------------------  ------------------  ---------------------
                                                          VIF                                       DWS
                                                     MONEY MARKET        DWS BOND VIP A     CAPITAL GROWTH VIP A
                                                 --------------------  ------------------  ---------------------
                                                    2013       2012      2013      2012       2013        2012
                                                 ---------  ---------  --------  --------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (6,522) $  (7,772) $  9,034  $ 12,238  $    5,097  $   1,426
Net realized gains (losses).....................        --         --        50       (69)     31,571     35,902
Change in unrealized gains (losses).............        --         (1)  (21,024)   11,227     249,928    106,507
                                                 ---------  ---------  --------  --------  ----------  ---------
Increase (decrease) in net assets from
 operations.....................................    (6,522)    (7,773)  (11,940)   23,396     286,596    143,835
                                                 ---------  ---------  --------  --------  ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       200        708        --       900       5,150      1,900
Benefit payments................................    (3,500)    (3,842)   (4,849)   (4,012)     (2,418)   (20,110)
Payments on termination.........................  (207,811)  (265,019)  (31,176)  (28,152)    (77,208)  (161,104)
Contract Maintenance Charge.....................      (206)      (294)       --        --          --         --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   136,501    205,464   (18,093)   77,536     (34,575)    (3,610)
                                                 ---------  ---------  --------  --------  ----------  ---------
Increase (decrease) in net assets from contract
 transactions...................................   (74,816)   (62,983)  (54,118)   46,272    (109,051)  (182,924)
                                                 ---------  ---------  --------  --------  ----------  ---------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (81,338)   (70,756)  (66,058)   69,668     177,545    (39,089)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   506,049    576,805   365,214   295,546     928,154    967,243
                                                 ---------  ---------  --------  --------  ----------  ---------
NET ASSETS AT END OF PERIOD..................... $ 424,711  $ 506,049  $299,156  $365,214  $1,105,699  $ 928,154
                                                 =========  =========  ========  ========  ==========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    47,307     53,463    23,425    20,291      68,686     82,485
       Units issued.............................    14,673     19,763       277     5,417         643        669
       Units redeemed...........................   (21,525)   (25,919)   (3,775)   (2,283)     (8,137)   (14,468)
                                                 ---------  ---------  --------  --------  ----------  ---------
    Units outstanding at end of period..........    40,455     47,307    19,927    23,425      61,192     68,686
                                                 =========  =========  ========  ========  ==========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 ---------------------------------------------------------------
                                                   DWS INVESTMENTS       DWS INVESTMENTS       DWS INVESTMENTS
                                                  VARIABLE SERIES I     VARIABLE SERIES I     VARIABLE SERIES I
                                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 ------------------  ----------------------  ------------------
                                                         DWS            DWS GLOBAL SMALL      DWS INTERNATIONAL
                                                  CORE EQUITY VIP A     CAP GROWTH VIP A            VIP A
                                                 ------------------  ----------------------  ------------------
                                                   2013      2012       2013        2012       2013      2012
                                                 --------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  2,705  $  2,088  $   (1,138) $     (424) $ 12,181  $  4,266
Net realized gains (losses).....................    4,592     1,020     102,366      59,619   (22,966)  (10,641)
Change in unrealized gains (losses).............  139,463    53,091     226,793      84,629    61,816    61,118
                                                 --------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from
 operations.....................................  146,760    56,199     328,021     143,824    51,031    54,743
                                                 --------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits........................................    1,500     1,275       1,855       1,480       255       480
Benefit payments................................     (308)     (465)         --     (34,408)     (549)     (247)
Payments on termination.........................  (25,778)  (78,240)   (148,650)    (96,316)  (60,120)  (11,061)
Contract Maintenance Charge.....................       --        --          --          --        --        --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  107,139    (2,266)     (7,052)    (67,078)  (23,849)   (8,847)
                                                 --------  --------  ----------  ----------  --------  --------
Increase (decrease) in net assets from contract
 transactions...................................   82,553   (79,696)   (153,847)   (196,322)  (84,263)  (19,675)
                                                 --------  --------  ----------  ----------  --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  229,313   (23,497)    174,174     (52,498)  (33,232)   35,068
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  381,962   405,459   1,001,339   1,053,837   323,595   288,527
                                                 --------  --------  ----------  ----------  --------  --------
NET ASSETS AT END OF PERIOD..................... $611,275  $381,962  $1,175,513  $1,001,339  $290,363  $323,595
                                                 ========  ========  ==========  ==========  ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   31,832    38,834      38,026      45,832    28,757    30,705
       Units issued.............................    7,483       830       2,256          69        98       133
       Units redeemed...........................   (1,973)   (7,832)     (7,240)     (7,875)   (7,268)   (2,081)
                                                 --------  --------  ----------  ----------  --------  --------
    Units outstanding at end of period..........   37,342    31,832      33,042      38,026    21,587    28,757
                                                 ========  ========  ==========  ==========  ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 -----------------------------------------------------------------
                                                     DWS INVESTMENTS       DWS INVESTMENTS       DWS INVESTMENTS
                                                   VARIABLE SERIES II    VARIABLE SERIES II    VARIABLE SERIES II
                                                       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 ----------------------  --------------------  ------------------
                                                    DWS GLOBAL INCOME            DWS            DWS SMALL MID CAP
                                                    BUILDER VIP A II     MONEY MARKET VIP A II   GROWTH VIP A II
                                                 ----------------------  --------------------  ------------------
                                                    2013        2012       2013       2012       2013      2012
                                                 ----------  ----------  --------   --------   --------  --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $   18,103  $   10,053  $ (1,271)  $ (1,576)  $ (2,017) $ (2,120)
Net realized gains (losses).....................     24,638       5,837        --         --      8,124    10,985
Change in unrealized gains (losses).............    147,247     125,117        --         (1)   109,504    34,589
                                                 ----------  ----------  --------   --------   --------  --------
Increase (decrease) in net assets from
 operations.....................................    189,988     141,007    (1,271)    (1,577)   115,611    43,454
                                                 ----------  ----------  --------   --------   --------  --------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits........................................         --          --     1,500    (25,904)       540       540
Benefit payments................................     (5,895)     11,083        --         --         --   (12,292)
Payments on termination.........................    (26,508)    (64,276)       --    (60,750)   (18,005)  (76,141)
Contract Maintenance Charge.....................         --          --        --         --         --        --
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (111,197)     (9,752)   (4,458)     2,872      4,603     2,282
                                                 ----------  ----------  --------   --------   --------  --------
Increase (decrease) in net assets from contract
 transactions...................................   (143,600)    (62,945)   (2,958)   (83,782)   (12,862)  (85,611)
                                                 ----------  ----------  --------   --------   --------  --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     46,388      78,062    (4,229)   (85,359)   102,749   (42,157)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,263,303   1,185,241   173,294    258,653    281,653   323,810
                                                 ----------  ----------  --------   --------   --------  --------
NET ASSETS AT END OF PERIOD..................... $1,309,691  $1,263,303  $169,065   $173,294   $384,402  $281,653
                                                 ==========  ==========  ========   ========   ========  ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     97,256     102,358    16,649     24,653     22,630    29,526
       Units issued.............................        321       1,495       207      4,996      1,570       647
       Units redeemed...........................    (10,490)     (6,597)     (492)   (13,000)    (2,421)   (7,543)
                                                 ----------  ----------  --------   --------   --------  --------
    Units outstanding at end of period..........     87,087      97,256    16,364     16,649     21,779    22,630
                                                 ==========  ==========  ========   ========   ========  ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------
                                                  FEDERATED            FIDELITY VARIABLE      FIDELITY VARIABLE
                                              INSURANCE SERIES      INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                 SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                          ------------------------  ----------------------  ----------------------
                                                  FEDERATED
                                             PRIME MONEY FUND II        VIP CONTRAFUND        VIP EQUITY-INCOME
                                          ------------------------  ----------------------  ----------------------
                                              2013         2012        2013        2012        2013        2012
                                          -----------  -----------  ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (89,202) $  (111,517) $  (14,371) $   (4,659) $   8,022   $  12,274
Net realized gains (losses)..............          --           --     147,889      88,885     69,969      39,853
Change in unrealized gains (losses)......          --           --   1,132,256     605,582    111,031      71,357
                                          -----------  -----------  ----------  ----------  ---------   ---------
Increase (decrease) in net assets from
 operations..............................     (89,202)    (111,517)  1,265,774     689,808    189,022     123,484
                                          -----------  -----------  ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,060        2,060      45,456      52,955        180       5,939
Benefit payments.........................    (260,882)    (291,988)    (19,713)    (85,307)       (43)    (45,891)
Payments on termination..................    (929,560)  (1,024,545)   (547,633)   (870,050)  (120,473)   (183,281)
Contract Maintenance Charge..............      (5,311)      (6,694)     (4,132)     (4,672)      (447)       (444)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (116,589)    (305,914)     43,323     (92,303)   (39,289)    (36,040)
                                          -----------  -----------  ----------  ----------  ---------   ---------
Increase (decrease) in net assets from
 contract transactions...................  (1,310,282)  (1,627,081)   (482,699)   (999,377)  (160,072)   (259,717)
                                          -----------  -----------  ----------  ----------  ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,399,484)  (1,738,598)    783,075    (309,569)    28,950    (136,233)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   7,077,156    8,815,754   4,535,286   4,844,855    783,933     920,166
                                          -----------  -----------  ----------  ----------  ---------   ---------
NET ASSETS AT END OF PERIOD.............. $ 5,677,672  $ 7,077,156  $5,318,361  $4,535,286  $ 812,883   $ 783,933
                                          ===========  ===========  ==========  ==========  =========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     588,731      726,735     263,140     322,241     54,013      73,046
       Units issued......................      12,330       10,223       9,511       8,327         24         515
       Units redeemed....................    (120,089)    (148,227)    (34,463)    (67,428)    (9,920)    (19,548)
                                          -----------  -----------  ----------  ----------  ---------   ---------
    Units outstanding at end of period...     480,972      588,731     238,188     263,140     44,117      54,013
                                          ===========  ===========  ==========  ==========  =========   =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                           -----------------------------------------------------------------------
                                              FIDELITY VARIABLE      FIDELITY VARIABLE        FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                                 SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                           ----------------------  ---------------------   ----------------------
                                                 VIP GROWTH           VIP HIGH INCOME           VIP INDEX 500
                                           ----------------------  ---------------------   ----------------------
                                              2013        2012        2013        2012        2013        2012
                                           ----------  ----------  ---------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (34,097) $  (23,875) $  29,365   $   33,783  $   20,575  $   24,340
Net realized gains (losses)...............    114,236      59,579        223       (7,980)    251,073     165,676
Change in unrealized gains (losses).......    865,175     340,945      2,822       84,727     820,621     367,424
                                           ----------  ----------  ---------   ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................    945,314     376,649     32,410      110,530   1,092,269     557,440
                                           ----------  ----------  ---------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................     12,230      16,329      2,662        9,935      18,944      15,995
Benefit payments..........................    (37,753)    (61,926)    (3,954)     (35,210)     (3,680)   (129,594)
Payments on termination...................   (304,622)   (392,288)  (160,763)    (263,275)   (611,200)   (579,355)
Contract Maintenance Charge...............     (3,384)     (3,694)      (689)        (822)     (3,030)     (3,435)
Transfers among the sub-accounts and with
 the Fixed Account--net...................    101,025      21,622     (4,828)     (27,684)     85,463     (69,588)
                                           ----------  ----------  ---------   ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................   (232,504)   (419,957)  (167,572)    (317,056)   (513,503)   (765,977)
                                           ----------  ----------  ---------   ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................    712,810     (43,308)  (135,162)    (206,526)    578,766    (208,537)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  2,865,325   2,908,633    808,851    1,015,377   3,820,615   4,029,152
                                           ----------  ----------  ---------   ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $3,578,135  $2,865,325  $ 673,689   $  808,851  $4,399,381  $3,820,615
                                           ==========  ==========  =========   ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................    281,094     320,931     54,034       76,524     350,105     421,458
       Units issued.......................     14,845      13,924        731        1,697      22,454       8,093
       Units redeemed.....................    (34,440)    (53,761)   (11,614)     (24,187)    (63,415)    (79,446)
                                           ----------  ----------  ---------   ----------  ----------  ----------
    Units outstanding at end of period....    261,499     281,094     43,151       54,034     309,144     350,105
                                           ==========  ==========  =========   ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                           -----------------------------------------------------------------------
                                                                                           FIDELITY VARIABLE
                                              FIDELITY VARIABLE      FIDELITY VARIABLE     INSURANCE PRODUCTS FUND
                                           INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND (SERVICE CLASS 2)
                                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
                                           ----------------------  ---------------------   -----------------------
                                                                                               VIP ASSET
                                                     VIP                                     MANAGER GROWTH
                                            INVESTMENT GRADE BOND       VIP OVERSEAS          (SERVICE CLASS 2)
                                           ----------------------  ---------------------   --------------------
                                              2013        2012        2013         2012       2013         2012
                                           ----------  ----------  ----------   ---------   --------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   12,682  $   12,903  $      831   $   5,234  $   (652)    $  (141)
Net realized gains (losses)...............     17,286      52,028      14,367     (27,526)   19,496         374
Change in unrealized gains (losses).......    (69,382)        593     229,340     191,337    (9,255)      6,429
                                           ----------  ----------  ----------   ---------   --------     -------
Increase (decrease) in net assets from
 operations...............................    (39,414)     65,524     244,538     169,045     9,589       6,662
                                           ----------  ----------  ----------   ---------   --------     -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      5,969       5,236         810       5,698        --          --
Benefit payments..........................     (1,119)    (13,598)     (4,812)    (18,991)       --          --
Payments on termination...................   (150,468)   (222,956)   (118,099)   (110,718)  (53,116)         --
Contract Maintenance Charge...............     (1,129)     (1,402)       (890)       (948)       (9)         (9)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     18,788       5,549      87,276     (32,825)       --         105
                                           ----------  ----------  ----------   ---------   --------     -------
Increase (decrease) in net assets from
 contract transactions....................   (127,959)   (227,171)    (35,715)   (157,784)  (53,125)         96
                                           ----------  ----------  ----------   ---------   --------     -------
INCREASE (DECREASE) IN NET
 ASSETS...................................   (167,373)   (161,647)    208,823      11,261   (43,536)      6,758
NET ASSETS AT BEGINNING OF
 PERIOD...................................  1,353,638   1,515,285     946,236     934,975    56,047      49,289
                                           ----------  ----------  ----------   ---------   --------     -------
NET ASSETS AT END OF PERIOD............... $1,186,265  $1,353,638  $1,155,059   $ 946,236  $ 12,511     $56,047
                                           ==========  ==========  ==========   =========   ========     =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................     71,032      83,214      83,967      99,068     4,536       4,527
       Units issued.......................      2,244       4,517      22,022       6,270        --           9
       Units redeemed.....................     (9,132)    (16,699)    (26,350)    (21,371)   (3,672)         --
                                           ----------  ----------  ----------   ---------   --------     -------
    Units outstanding at end of period....     64,144      71,032      79,639      83,967       864       4,536
                                           ==========  ==========  ==========   =========   ========     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                               FIDELITY VARIABLE        FIDELITY VARIABLE         FIDELITY VARIABLE
                                            INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                                  SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                          --------------------------  ----------------------  ------------------------
                                                                                                     VIP FREEDOM
                                                VIP CONTRAFUND          VIP EQUITY-INCOME          2010 PORTFOLIO
                                               (SERVICE CLASS 2)        (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                          --------------------------  ----------------------  ------------------------
                                              2013          2012         2013        2012         2013         2012
                                          ------------  ------------  ---------   ---------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (446,929) $   (329,503) $   3,186   $   8,025   $   (31,287) $    (3,041)
Net realized gains (losses)..............    1,852,078      (940,831)    55,182      34,466       406,981      230,411
Change in unrealized gains (losses)......   11,905,074     9,219,358     97,733      56,491       363,704      545,104
                                          ------------  ------------  ---------   ---------   -----------  -----------
Increase (decrease) in net assets from
 operations..............................   13,310,223     7,949,024    156,101      98,982       739,398      772,474
                                          ------------  ------------  ---------   ---------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       34,433        73,846         --          --         6,198        8,211
Benefit payments.........................   (1,581,791)   (1,475,959)   (21,941)    (22,517)     (172,100)    (158,323)
Payments on termination..................  (11,702,796)   (9,386,163)  (153,809)    (97,382)   (2,436,392)  (1,176,327)
Contract Maintenance Charge..............     (207,343)     (251,239)      (254)       (293)      (29,096)     (35,834)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (1,633,185)   (3,180,036)    (2,045)     (7,022)     (141,614)    (290,891)
                                          ------------  ------------  ---------   ---------   -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (15,090,682)  (14,219,551)  (178,049)   (127,214)   (2,773,004)  (1,653,164)
                                          ------------  ------------  ---------   ---------   -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (1,780,459)   (6,270,527)   (21,948)    (28,232)   (2,033,606)    (880,690)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   52,722,898    58,993,425    662,316     690,548     7,848,528    8,729,218
                                          ------------  ------------  ---------   ---------   -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 50,942,439  $ 52,722,898  $ 640,368   $ 662,316   $ 5,814,922  $ 7,848,528
                                          ============  ============  =========   =========   ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    4,187,770     5,398,327     53,584      64,523       659,208      804,202
       Units issued......................      204,899       305,003        480       2,412        15,645       61,405
       Units redeemed....................   (1,240,774)   (1,515,560)   (12,885)    (13,351)     (237,115)    (206,399)
                                          ------------  ------------  ---------   ---------   -----------  -----------
    Units outstanding at end of
     period..............................    3,151,895     4,187,770     41,179      53,584       437,738      659,208
                                          ============  ============  =========   =========   ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------
                                              FIDELITY VARIABLE        FIDELITY VARIABLE       FIDELITY VARIABLE
                                           INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND INSURANCE PRODUCTS FUND
                                              (SERVICE CLASS 2)        (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                          ------------------------  ----------------------  ----------------------
                                                 VIP FREEDOM              VIP FREEDOM             VIP FREEDOM
                                               2020 PORTFOLIO           2030 PORTFOLIO         INCOME PORTFOLIO
                                              (SERVICE CLASS 2)        (SERVICE CLASS 2)       (SERVICE CLASS 2)
                                          ------------------------  ----------------------  ----------------------
                                              2013         2012        2013        2012        2013        2012
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (15,850) $     5,132  $   (2,848) $    8,795  $  (10,839) $  (16,465)
Net realized gains (losses)..............     313,654      168,122     117,390      44,875      56,745      72,846
Change in unrealized gains (losses)......     436,212      463,264     331,411     244,633      28,443      78,045
                                          -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................     734,016      636,518     445,953     298,303      74,349     134,426
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       2,208        1,320         250          --          --      12,000
Benefit payments.........................    (104,203)    (242,560)   (117,254)         --     (35,901)    (29,209)
Payments on termination..................    (814,285)    (668,997)   (216,633)   (341,094)   (605,934)   (714,197)
Contract Maintenance Charge..............     (27,984)     (31,205)    (10,828)    (11,917)    (10,279)    (14,551)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (339,823)    (108,157)     73,154     333,246     (11,157)   (107,242)
                                          -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (1,284,087)  (1,049,599)   (271,311)    (19,765)   (663,271)   (853,199)
                                          -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    (550,071)    (413,081)    174,642     278,538    (588,922)   (718,773)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   5,752,855    6,165,936   2,447,912   2,169,374   2,444,962   3,163,735
                                          -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $ 5,202,784  $ 5,752,855  $2,622,554  $2,447,912  $1,856,040  $2,444,962
                                          ===========  ===========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     498,523      594,811     219,057     220,258     207,159     280,502
       Units issued......................      29,238       60,269      23,026      40,361       2,745      19,187
       Units redeemed....................    (131,151)    (156,557)    (45,479)    (41,562)    (58,253)    (92,530)
                                          -----------  -----------  ----------  ----------  ----------  ----------
    Units outstanding at end of
     period..............................     396,610      498,523     196,604     219,057     151,651     207,159
                                          ===========  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------
                                           FIDELITY VARIABLE          FIDELITY VARIABLE        FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                           (SERVICE CLASS 2)          (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                              SUB-ACCOUNT                SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  ------------------------  ----------------------
                                              VIP GROWTH             VIP GROWTH & INCOME       VIP GROWTH STOCK
                                           (SERVICE CLASS 2)          (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                          ----------------------  ------------------------  ----------------------
                                            2013        2012          2013         2012        2013        2012
                                           --------    --------   -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $ (2,047)   $ (1,614)   $    (3,900) $    38,479  $  (16,712) $  (15,244)
Net realized gains (losses)..............    4,997       4,773        600,442      169,779     207,935     113,858
Change in unrealized gains (losses)......   35,819      11,632      2,697,176    1,568,381     168,259     113,991
                                           --------    --------   -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................   38,769      14,791      3,293,718    1,776,639     359,482     212,605
                                           --------    --------   -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       60          60            300          300          --       5,296
Benefit payments.........................       --          --       (251,966)    (234,471)     (6,147)    (30,267)
Payments on termination..................   (9,408)    (18,080)    (1,365,215)  (1,217,146)    (68,716)    (78,050)
Contract Maintenance Charge..............      (92)        (98)       (30,724)     (36,193)     (3,817)     (5,519)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     (980)         70       (500,648)      (4,363)    136,740    (291,116)
                                           --------    --------   -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................  (10,420)    (18,048)    (2,148,253)  (1,491,873)     58,060    (399,656)
                                           --------    --------   -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   28,349      (3,257)     1,145,465      284,766     417,542    (187,051)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  117,016     120,273     11,478,571   11,193,805   1,128,055   1,315,106
                                           --------    --------   -----------  -----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $145,365    $117,016    $12,624,036  $11,478,571  $1,545,597  $1,128,055
                                           ========    ========   ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   11,776      13,698        906,090    1,028,331      92,121     125,392
       Units issued......................       13          69         31,362       47,114      32,205      37,636
       Units redeemed....................     (909)     (1,991)      (176,869)    (169,355)    (28,960)    (70,907)
                                           --------    --------   -----------  -----------  ----------  ----------
    Units outstanding at end of
     period..............................   10,880      11,776        760,583      906,090      95,366      92,121
                                           ========    ========   ===========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------
                                             FIDELITY VARIABLE        FIDELITY VARIABLE     FIDELITY VARIABLE
                                          INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                             (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                                SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
                                          -----------------------  -----------------------  ----------------------
                                                                                            VIP INVESTMENT
                                              VIP HIGH INCOME           VIP INDEX 500         GRADE BOND
                                             (SERVICE CLASS 2)        (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                          -----------------------  -----------------------  ----------------------
                                             2013         2012        2013         2012      2013        2012
                                          ----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  201,161  $   223,293  $   15,920  $    16,013  $   17      $   10
Net realized gains (losses)..............     34,239       17,011     444,560      237,095      23          42
Change in unrealized gains (losses)......    (25,601)     483,883   1,606,292      634,984     (99)          6
                                          ----------  -----------  ----------  -----------    ------      ------
Increase (decrease) in net assets from
 operations..............................    209,799      724,187   2,066,772      888,092     (59)         58
                                          ----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................        184          184      57,897        5,446      --          --
Benefit payments.........................    (66,219)    (190,543)   (185,493)     (68,335)     --          --
Payments on termination..................   (787,509)    (980,219)   (970,782)  (1,018,074)     --          --
Contract Maintenance Charge..............    (17,075)     (23,032)    (31,779)     (32,509)     (3)         (4)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (47,087)    (306,153)  1,677,476      187,966     337          37
                                          ----------  -----------  ----------  -----------    ------      ------
Increase (decrease) in net assets from
 contract transactions...................   (917,706)  (1,499,763)    547,319     (925,506)    334          33
                                          ----------  -----------  ----------  -----------    ------      ------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (707,907)    (775,576)  2,614,091      (37,414)    275          91
NET ASSETS AT BEGINNING OF
 PERIOD..................................  5,700,730    6,476,306   6,649,117    6,686,531   1,544       1,453
                                          ----------  -----------  ----------  -----------    ------      ------
NET ASSETS AT END OF PERIOD.............. $4,992,823  $ 5,700,730  $9,263,208  $ 6,649,117  $1,819      $1,544
                                          ==========  ===========  ==========  ===========    ======      ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    364,689      465,643     598,386      683,837     102         100
       Units issued......................     16,816       10,926     216,216      112,587      23           2
       Units redeemed....................    (74,642)    (111,880)   (171,035)    (198,038)     --          --
                                          ----------  -----------  ----------  -----------    ------      ------
    Units outstanding at end of period...    306,863      364,689     643,567      598,386     125         102
                                          ==========  ===========  ==========  ===========    ======      ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                        ---------------------------------------------------------------------------
                                            FIDELITY VARIABLE         FIDELITY VARIABLE     FIDELITY VARIABLE
                                         INSURANCE PRODUCTS FUND   INSURANCE PRODUCTS FUND  INSURANCE PRODUCTS FUND
                                            (SERVICE CLASS 2)         (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                               SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
                                        ------------------------  ------------------------  ----------------------
                                               VIP MID CAP            VIP MONEY MARKET        VIP OVERSEAS
                                            (SERVICE CLASS 2)         (SERVICE CLASS 2)     (SERVICE CLASS 2)
                                        ------------------------  ------------------------  ----------------------
                                            2013         2012         2013         2012       2013        2012
                                        -----------  -----------  -----------  -----------   -------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $  (199,966) $  (191,462) $  (187,978) $  (236,592) $  (220)    $   (15)
Net realized gains (losses)............   2,351,351    1,277,040           --           --       47      (1,382)
Change in unrealized gains
 (losses)..............................   2,187,129      833,615           --           --    9,142       7,014
                                        -----------  -----------  -----------  -----------   -------     -------
Increase (decrease) in net assets from
 operations............................   4,338,514    1,919,193     (187,978)    (236,592)   8,969       5,617
                                        -----------  -----------  -----------  -----------   -------     -------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      21,698        7,846       35,893       25,707       --          --
Benefit payments.......................    (279,512)    (298,248)    (324,893)    (491,666)      --          --
Payments on termination................  (2,681,400)  (2,196,825)  (6,356,692)  (6,282,434)  (1,250)     (5,239)
Contract Maintenance Charge............     (56,146)     (64,405)     (52,586)     (56,094)     (15)        (15)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................    (543,860)    (760,929)   2,747,522    4,533,924      (31)         34
                                        -----------  -----------  -----------  -----------   -------     -------
Increase (decrease) in net assets from
 contract transactions.................  (3,539,220)  (3,312,561)  (3,950,756)  (2,270,563)  (1,296)     (5,220)
                                        -----------  -----------  -----------  -----------   -------     -------
INCREASE (DECREASE) IN
 NET ASSETS............................     799,294   (1,393,368)  (4,138,734)  (2,507,155)   7,673         397
NET ASSETS AT BEGINNING
 OF PERIOD.............................  14,507,636   15,901,004   13,577,542   16,084,697   32,868      32,471
                                        -----------  -----------  -----------  -----------   -------     -------
NET ASSETS AT END OF
 PERIOD................................ $15,306,930  $14,507,636  $ 9,438,808  $13,577,542  $40,541     $32,868
                                        ===========  ===========  ===========  ===========   =======     =======
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................   1,098,429    1,352,629    1,362,956    1,590,001    2,632       3,126
       Units issued....................      52,660       40,694      692,718      680,855       --           2
       Units redeemed..................    (282,308)    (294,894)  (1,094,393)    (907,900)    (104)       (496)
                                        -----------  -----------  -----------  -----------   -------     -------
    Units outstanding at end of
     period............................     868,781    1,098,429      961,281    1,362,956    2,528       2,632
                                        ===========  ===========  ===========  ===========   =======     =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                       ----------------------------------------------------------------------------
                                               FRANKLIN                 FRANKLIN                  FRANKLIN
                                          TEMPLETON VARIABLE       TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                       INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                             SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                       -----------------------  ------------------------  ------------------------
                                          FRANKLIN FLEX CAP        FRANKLIN GROWTH AND            FRANKLIN
                                          GROWTH SECURITIES         INCOME SECURITIES      HIGH INCOME SECURITIES
                                       -----------------------  ------------------------  ------------------------
                                           2013        2012         2013         2012         2013         2012
                                       -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (42,745) $  (49,251) $   308,776  $   432,797  $   600,594  $   592,499
Net realized gains (losses)...........     355,078     219,448      662,617     (738,354)     222,782      182,441
Change in unrealized gains
 (losses).............................     459,889      99,281    6,791,710    3,731,498     (199,842)     649,588
                                       -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................     772,222     269,478    7,763,103    3,425,941      623,534    1,424,528
                                       -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................          --          --       87,203       48,656        3,600        3,600
Benefit payments......................     (67,418)   (114,190)    (806,098)    (470,919)    (445,931)    (272,573)
Payments on termination...............    (643,077)   (554,241)  (5,433,282)  (6,028,779)  (1,298,738)  (1,735,303)
Contract Maintenance Charge...........     (10,457)    (14,034)    (131,972)    (151,456)     (15,871)     (20,340)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (333,757)   (170,253)  (1,908,303)    (384,687)     160,859    1,177,087
                                       -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (1,054,709)   (852,718)  (8,192,452)  (6,987,185)  (1,596,081)    (847,529)
                                       -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................    (282,487)   (583,240)    (429,349)  (3,561,244)    (972,547)     576,999
NET ASSETS AT BEGINNING
 OF PERIOD............................   2,621,147   3,204,387   31,622,714   35,183,958   11,252,280   10,675,281
                                       -----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 2,338,660  $2,621,147  $31,193,365  $31,622,714  $10,279,733  $11,252,280
                                       ===========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     211,342     277,094    1,921,696    2,359,682      692,374      746,979
       Units issued...................       2,167      18,560       78,848      103,780       55,127      132,239
       Units redeemed.................     (73,684)    (84,312)    (515,022)    (541,766)    (152,238)    (186,844)
                                       -----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................     139,825     211,342    1,485,522    1,921,696      595,263      692,374
                                       ===========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                             FRANKLIN                   FRANKLIN                  FRANKLIN
                                        TEMPLETON VARIABLE         TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                     INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                            SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                    --------------------------  ------------------------  ------------------------
                                             FRANKLIN              FRANKLIN LARGE CAP        FRANKLIN SMALL CAP
                                         INCOME SECURITIES          GROWTH SECURITIES         VALUE SECURITIES
                                    --------------------------  ------------------------  ------------------------
                                        2013          2012          2013         2012         2013         2012
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  6,834,378  $  7,756,395  $  (184,685) $  (285,247) $   (92,022) $  (271,254)
Net realized gains (losses)........      896,909    (1,385,646)   2,112,186      596,521    3,530,522    1,066,663
Change in unrealized gains
 (losses)..........................    8,735,010     9,949,306    6,445,924    3,773,756    6,343,375    4,295,839
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................   16,466,297    16,320,055    8,373,425    4,085,030    9,781,875    5,091,248
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      308,168       119,716       68,495       66,632       93,328       44,241
Benefit payments...................   (4,794,107)   (4,668,407)    (977,501)  (1,180,438)  (1,202,276)    (938,466)
Payments on termination............  (23,496,726)  (26,250,972)  (6,734,614)  (5,139,447)  (5,202,564)  (4,747,167)
Contract Maintenance
 Charge............................     (379,504)     (472,726)    (129,200)    (148,289)    (107,829)    (118,359)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................       46,558       666,522   (2,164,166)    (798,302)  (1,910,102)  (1,139,886)
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (28,315,611)  (30,605,867)  (9,936,986)  (7,199,844)  (8,329,443)  (6,899,637)
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (11,849,314)  (14,285,812)  (1,563,561)  (3,114,814)   1,452,432   (1,808,389)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  149,062,870   163,348,682   35,615,523   38,730,337   32,366,514   34,174,903
                                    ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $137,213,556  $149,062,870  $34,051,962  $35,615,523  $33,818,946  $32,366,514
                                    ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    9,737,999    11,831,193    3,072,820    3,693,931    1,413,978    1,730,895
       Units issued................      537,648       582,083      139,422      226,636       90,988       95,905
       Units redeemed..............   (2,279,959)   (2,675,277)    (888,331)    (847,747)    (396,388)    (412,822)
                                    ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................    7,995,688     9,737,999    2,323,911    3,072,820    1,108,578    1,413,978
                                    ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                        ----------------------------------------------------------------------------
                                               FRANKLIN                  FRANKLIN                  FRANKLIN
                                          TEMPLETON VARIABLE        TEMPLETON VARIABLE        TEMPLETON VARIABLE
                                        INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST  INSURANCE PRODUCTS TRUST
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                        ----------------------   ------------------------  ------------------------
                                        FRANKLIN SMALL MID-CAP         FRANKLIN U.S.             MUTUAL GLOBAL
                                           GROWTH SECURITIES            GOVERNMENT           DISCOVERY SECURITIES
                                        ----------------------   ------------------------  ------------------------
                                           2013         2012         2013         2012         2013         2012
                                        ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $  (21,730)  $  (27,074) $   293,374  $   319,874  $    92,162  $   163,320
Net realized gains (losses)............    386,400      182,627          720      341,816    1,897,280      858,353
Change in unrealized gains
 (losses)..............................     54,991      (10,925)  (1,220,076)    (559,317)   1,802,650      958,063
                                        ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................    419,661      144,628     (925,982)     102,373    3,792,092    1,979,736
                                        ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................        775        3,300        2,875       11,854       11,172        1,000
Benefit payments.......................     (4,334)      (6,137)    (637,175)    (701,840)    (342,388)    (326,698)
Payments on termination................   (332,297)    (178,234)  (3,708,959)  (6,249,461)  (3,100,988)  (2,993,182)
Contract Maintenance Charge............     (4,801)      (5,537)     (99,315)    (128,801)     (62,038)     (72,637)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................   (482,457)     (16,716)  (3,278,867)   4,554,257    1,134,847   (1,443,551)
                                        ----------   ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................   (823,114)    (203,324)  (7,721,441)  (2,513,991)  (2,359,395)  (4,835,068)
                                        ----------   ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................   (403,453)     (58,696)  (8,647,423)  (2,411,618)   1,432,697   (2,855,332)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  1,558,948    1,617,644   27,759,528   30,171,146   16,187,851   19,043,183
                                        ----------   ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $1,155,495   $1,558,948  $19,112,105  $27,759,528  $17,620,548  $16,187,851
                                        ==========   ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................     78,312       89,165    2,156,406    2,352,323    1,256,636    1,644,163
       Units issued....................      3,530        2,298      111,484      504,924      215,589       42,650
       Units redeemed..................    (37,132)     (13,151)    (726,759)    (700,841)    (373,569)    (430,177)
                                        ----------   ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................     44,710       78,312    1,541,131    2,156,406    1,098,656    1,256,636
                                        ==========   ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                 ---------------------------------------------------------------------------------
                                          FRANKLIN                   FRANKLIN                   FRANKLIN
                                     TEMPLETON VARIABLE         TEMPLETON VARIABLE         TEMPLETON VARIABLE
                                  INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST   INSURANCE PRODUCTS TRUST
                                         SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                 --------------------------  ------------------------  --------------------------
                                                               TEMPLETON DEVELOPING             TEMPLETON
                                  MUTUAL SHARES SECURITIES      MARKETS SECURITIES         FOREIGN SECURITIES
                                 --------------------------  ------------------------  --------------------------
                                     2013          2012          2013         2012         2013          2012
                                 ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $    310,709  $    325,898  $    54,432  $   (48,404) $    698,370  $  1,274,354
Net realized gains (losses).....    3,168,092      (296,125)      86,060      (26,212)    1,354,876    (2,152,400)
Change in unrealized gains
 (losses).......................   14,717,230     9,750,958     (540,586)   2,283,133    14,695,468    14,940,606
                                 ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net
 assets from operations.........   18,196,031     9,780,731     (400,094)   2,208,517    16,748,714    14,062,560
                                 ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................      139,693       215,288       55,578      165,430       115,238       161,536
Benefit payments................   (2,994,807)   (1,997,881)    (292,858)    (514,175)   (2,657,880)   (2,190,330)
Payments on termination.........  (12,772,533)  (11,932,744)  (2,878,293)  (3,250,651)  (14,183,595)  (11,972,032)
Contract Maintenance
 Charge.........................     (234,324)     (277,848)     (66,322)     (85,723)     (266,774)     (317,010)
Transfers among the
 sub-accounts and with the
 Fixed Account--net.............   (4,359,956)   (2,845,868)    (285,517)  (1,228,066)   (2,706,170)   (4,348,319)
                                 ------------  ------------  -----------  -----------  ------------  ------------
Increase (decrease) in net
 assets from contract
 transactions...................  (20,221,927)  (16,839,053)  (3,467,412)  (4,913,185)  (19,699,181)  (18,666,155)
                                 ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS..................   (2,025,896)   (7,058,322)  (3,867,506)  (2,704,668)   (2,950,467)   (4,603,595)
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................   77,899,774    84,958,096   18,472,833   21,177,501    89,891,092    94,494,687
                                 ------------  ------------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD......................... $ 75,873,878  $ 77,899,774  $14,605,327  $18,472,833  $ 86,940,625  $ 89,891,092
                                 ============  ============  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period........    5,069,660     6,198,432      527,976      673,412     5,152,148     6,285,468
       Units issued.............      110,454       137,191       44,784       37,888       233,322       267,987
       Units redeemed...........   (1,254,864)      137,191     (144,000)    (183,324)   (1,243,821)   (1,401,307)
                                 ------------  ------------  -----------  -----------  ------------  ------------
    Units outstanding at end
     of period..................    3,925,250     5,069,660      428,760      527,976     4,141,649     5,152,148
                                 ============  ============  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          --------------------------------------------------------------------------
                                                 FRANKLIN                 FRANKLIN               GOLDMAN SACHS
                                            TEMPLETON VARIABLE       TEMPLETON VARIABLE             VARIABLE
                                          INSURANCE PRODUCTS TRUST INSURANCE PRODUCTS TRUST     INSURANCE TRUST
                                                SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
                                          ----------------------   -----------------------  -----------------------
                                                 TEMPLETON               TEMPLETON
                                          GLOBAL BOND SECURITIES     GROWTH SECURITIES        VIT LARGE CAP VALUE
                                          ----------------------   -----------------------  -----------------------
                                             2013         2012        2013         2012         2013        2012
                                          ----------   ----------  ----------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   56,279   $   97,655  $   12,652   $   6,817   $   (23,118) $  (15,537)
Net realized gains (losses)..............     75,916      105,933       6,097     (26,649)      605,122      57,261
Change in unrealized gains (losses)......   (129,672)      64,934     237,908     196,000       509,754     648,798
                                          ----------   ----------  ----------   ---------   -----------  ----------
Increase (decrease) in net assets from
 operations..............................      2,523      268,522     256,657     176,168     1,091,758     690,522
                                          ----------   ----------  ----------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --       11,466          --          --           144         144
Benefit payments.........................    (43,549)     (24,250)     (5,805)    (18,277)     (215,159)    (78,870)
Payments on termination..................   (277,253)    (549,976)    (84,568)   (202,335)     (944,366)   (664,933)
Contract Maintenance Charge..............     (2,850)      (3,872)       (416)       (415)      (15,445)    (19,199)
Transfers among the sub-accounts and
 with the Fixed Account--net.............     17,314       19,246      (3,502)       (127)     (166,511)    (28,293)
                                          ----------   ----------  ----------   ---------   -----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (306,338)    (547,386)    (94,291)   (221,154)   (1,341,337)   (791,151)
                                          ----------   ----------  ----------   ---------   -----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   (303,815)    (278,864)    162,366     (44,986)     (249,579)   (100,629)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,970,811    2,249,675     948,707     993,693     4,085,608   4,186,237
                                          ----------   ----------  ----------   ---------   -----------  ----------
NET ASSETS AT END OF PERIOD.............. $1,666,996   $1,970,811  $1,111,073   $ 948,707   $ 3,836,029  $4,085,608
                                          ==========   ==========  ==========   =========   ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     70,109       92,186      55,982      69,375       367,455     441,505
       Units issued......................      3,723        5,721          44         598        14,229      25,857
       Units redeemed....................    (15,289)     (27,798)     (5,986)    (13,991)     (117,961)    (99,907)
                                          ----------   ----------  ----------   ---------   -----------  ----------
    Units outstanding at end of period...     58,543       70,109      50,040      55,982       263,723     367,455
                                          ==========   ==========  ==========   =========   ===========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ------------------------------------------------------------
                                                           GOLDMAN SACHS         GOLDMAN SACHS    GOLDMAN SACHS
                                                             VARIABLE              VARIABLE          VARIABLE
                                                          INSURANCE TRUST       INSURANCE TRUST  INSURANCE TRUST
                                                            SUB-ACCOUNT           SUB-ACCOUNT      SUB-ACCOUNT
                                                     ------------------------  ----------------  ---------------
                                                                                                  VIT STRATEGIC
                                                                                 VIT STRATEGIC    INTERNATIONAL
                                                         VIT MID CAP VALUE          GROWTH            EQUITY
                                                     ------------------------  ----------------  ---------------
                                                         2013         2012       2013     2012     2013    2012
                                                     -----------  -----------  -------  -------  -------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss)........................ $   (33,254) $   (22,809) $  (163) $   (99) $   (31) $   13
Net realized gains (losses).........................     477,981      (57,009)     800      319      651       1
Change in unrealized gains (losses).................     561,398      716,356    4,339    2,543     (250)    408
                                                     -----------  -----------  -------  -------  -------  ------
Increase (decrease) in net assets from operations...   1,006,125      636,538    4,976    2,763      370     422
                                                     -----------  -----------  -------  -------  -------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits............................................          --        1,800       --       --       --      --
Benefit payments....................................    (233,841)     (43,189)      --       --       --      --
Payments on termination.............................    (902,586)    (794,400)      --   (2,761)  (2,980)     --
Contract Maintenance Charge.........................     (12,667)     (16,828)     (20)     (20)      --      (6)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................    (153,471)    (231,993)      --       --       --      --
                                                     -----------  -----------  -------  -------  -------  ------
Increase (decrease) in net assets from contract
 transactions.......................................  (1,302,565)  (1,084,610)     (20)  (2,781)  (2,980)     (6)
                                                     -----------  -----------  -------  -------  -------  ------
INCREASE (DECREASE) IN NET ASSETS...................    (296,440)    (448,072)   4,956      (18)  (2,610)    416
NET ASSETS AT BEGINNING OF PERIOD...................   3,849,889    4,297,961   16,216   16,234    2,610   2,194
                                                     -----------  -----------  -------  -------  -------  ------
NET ASSETS AT END OF PERIOD......................... $ 3,553,449  $ 3,849,889  $21,172  $16,216  $    --  $2,610
                                                     ===========  ===========  =======  =======  =======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........     271,497      351,667    1,385    1,731      303     304
       Units issued.................................       6,950        2,607       --       --       --      --
       Units redeemed...............................     (86,364)     (82,777)      (2)    (346)    (303)     (1)
                                                     -----------  -----------  -------  -------  -------  ------
    Units outstanding at end of period..............     192,083      271,497    1,383    1,385       --     303
                                                     ===========  ===========  =======  =======  =======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                       ------------------------------------------------------------------------------
                                             GOLDMAN SACHS             GOLDMAN SACHS
                                               VARIABLE                  VARIABLE                   INVESCO
                                            INSURANCE TRUST           INSURANCE TRUST         INVESTMENT SERVICES
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                       ------------------------  ------------------------  -------------------------
                                            VIT STRUCTURED            VIT STRUCTURED         INVESCO V.I. AMERICAN
                                           SMALL CAP EQUITY             U.S. EQUITY              FRANCHISE (H)
                                       ------------------------  ------------------------  -------------------------
                                           2013         2012         2013         2012         2013          2012
                                       -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   (62,965) $   (48,638) $   (39,829) $     2,119  $   (877,072) $  (948,960)
Net realized gains (losses)...........   1,339,770      (73,976)     422,539          999     1,955,214     (144,605)
Change in unrealized gains
 (losses).............................   1,241,307    1,104,546    1,482,964      786,993    26,360,137    2,078,582
                                       -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from operations......................   2,518,112      981,932    1,865,674      790,111    27,438,279      985,017
                                       -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       1,199        6,291          290          290       125,552       95,592
Benefit payments......................    (246,823)    (131,446)    (151,004)    (216,227)   (2,829,234)  (1,812,504)
Payments on termination...............  (1,723,027)  (1,322,519)  (1,302,924)    (977,878)   (6,566,434)  (5,408,883)
Contract Maintenance Charge...........     (26,321)     (33,620)     (21,036)     (26,766)      (56,292)     (48,088)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (204,517)    (330,151)    (781,719)      70,181    (2,462,389)  57,647,579
                                       -----------  -----------  -----------  -----------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (2,199,489)  (1,811,445)  (2,256,393)  (1,150,400)  (11,788,797)  50,473,696
                                       -----------  -----------  -----------  -----------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................     318,623     (829,513)    (390,719)    (360,289)   15,649,482   51,458,713
NET ASSETS AT BEGINNING
 OF PERIOD............................   8,438,202    9,267,715    6,183,321    6,543,610    78,331,849   26,873,136
                                       -----------  -----------  -----------  -----------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................... $ 8,756,825  $ 8,438,202  $ 5,792,602  $ 6,183,321  $ 93,981,331  $78,331,849
                                       ===========  ===========  ===========  ===========  ============  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     707,400      863,082      541,166      644,793     7,872,596    2,953,749
       Units issued...................      30,984       24,870        2,412       38,556       186,367    6,423,603
       Units redeemed.................    (189,486)    (180,552)    (168,458)    (142,183)   (1,214,235)  (1,504,756)
                                       -----------  -----------  -----------  -----------  ------------  -----------
    Units outstanding at end of
     period...........................     548,898      707,400      375,120      541,166     6,844,728    7,872,596
                                       ===========  ===========  ===========  ===========  ============  ===========

--------
(h)Previously known as Invesco Van Kampen V.I. American Franchise

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                             INVESCO                   INVESCO                    INVESCO
                                       INVESTMENT SERVICES       INVESTMENT SERVICES        INVESTMENT SERVICES
                                           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  ------------------------  --------------------------
                                          INVESCO V.I.              INVESCO V.I.               INVESCO V.I.
                                       AMERICAN VALUE (I)           COMSTOCK (J)                CORE EQUITY
                                    ------------------------  ------------------------  --------------------------
                                        2013         2012         2013         2012         2013          2012
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  (502,489) $  (473,086) $    43,207  $    61,357  $    (55,318) $   (403,329)
Net realized gains (losses)........   2,342,224      299,884    1,586,066      353,187     4,013,722     2,198,164
Change in unrealized gains
 (losses)..........................  11,483,978    7,025,532    7,560,932    4,529,280    17,041,510     7,963,976
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................  13,323,713    6,852,330    9,190,205    4,943,824    20,999,914     9,758,811
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      26,632       14,995        2,018       36,367        25,418       107,767
Benefit payments...................  (1,593,922)  (1,382,383)  (1,262,554)  (1,447,813)   (3,386,453)   (2,934,288)
Payments on termination............  (6,336,972)  (5,978,397)  (3,454,772)  (3,121,335)   (7,405,211)   (7,222,895)
Contract Maintenance Charge........     (45,207)     (50,179)     (15,039)     (16,863)      (49,625)      (54,352)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (981,886)  (1,907,937)    (994,828)  (1,452,891)     (601,645)   (1,827,071)
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (8,931,355)  (9,303,901)  (5,725,175)  (6,002,535)  (11,417,516)  (11,930,839)
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................   4,392,358   (2,451,571)   3,465,030   (1,058,711)    9,582,398    (2,172,028)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  45,486,572   47,938,143   29,457,557   30,516,268    81,396,054    83,568,082
                                    -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $49,878,930  $45,486,572  $32,922,587  $29,457,557  $ 90,978,452  $ 81,396,054
                                    ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   2,761,300    3,355,745    2,038,235    2,480,416     5,459,486     6,319,023
       Units issued................     105,730      110,913       69,824       68,950       146,501       149,120
       Units redeemed..............    (573,268)    (705,358)    (409,044)    (511,131)     (826,123)   (1,008,657)
                                    -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................   2,293,762    2,761,300    1,699,015    2,038,235     4,779,864     5,459,486
                                    ===========  ===========  ===========  ===========  ============  ============

--------
(i)Previously known as Invesco Van Kampen V.I. American Value
(j)Previously known as Invesco Van Kampen V.I. Comstock

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                              INVESCO                    INVESCO                   INVESCO
                                        INVESTMENT SERVICES        INVESTMENT SERVICES       INVESTMENT SERVICES
                                            SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                    --------------------------  ------------------------  ------------------------
                                           INVESCO V.I.               INVESCO V.I.              INVESCO V.I.
                                       DIVERSIFIED DIVIDEND        DIVERSIFIED INCOME       EQUITY AND INCOME (K)
                                    --------------------------  ------------------------  ------------------------
                                        2013          2012          2013         2012         2013         2012
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  1,253,626  $    840,009  $   291,483  $   322,524  $    40,457  $   109,669
Net realized gains (losses)........    9,151,118     4,953,518     (268,389)    (249,716)     663,931      (68,016)
Change in unrealized gains
 (losses)..........................   28,339,600    16,658,341     (156,215)     795,197    5,031,706    2,754,763
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................   38,744,344    22,451,868     (133,121)     868,005    5,736,094    2,796,416
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      184,427       287,120          150          150      108,423       22,747
Benefit payments...................   (7,044,032)   (6,478,594)    (175,567)    (356,376)  (1,101,506)  (1,504,628)
Payments on termination............  (13,317,580)  (12,839,094)    (817,963)    (881,645)  (2,932,405)  (2,507,284)
Contract Maintenance
 Charge............................      (80,048)      (87,699)      (2,993)      (3,720)     (12,235)     (14,046)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................   (2,895,245)   (2,290,909)    (456,021)     646,961      513,859      571,409
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (23,152,478)  (21,409,176)  (1,452,394)    (594,630)  (3,423,864)  (3,431,802)
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................   15,591,866     1,042,692   (1,585,515)     273,375    2,312,230     (635,386)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  141,410,814   140,368,122   10,091,307    9,817,932   25,806,288   26,441,674
                                    ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $157,002,680  $141,410,814  $ 8,505,792  $10,091,307  $28,118,518  $25,806,288
                                    ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    4,564,975     5,321,015      730,748      774,767    1,888,361    2,160,378
       Units issued................       88,512       110,597       25,679       85,613      106,546      155,714
       Units redeemed..............     (734,481)     (866,637)    (132,871)    (129,632)    (325,236)    (427,731)
                                    ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................    3,919,006     4,564,975      623,556      730,748    1,669,671    1,888,361
                                    ============  ============  ===========  ===========  ===========  ===========

--------
(k)Previously known as Invesco Van Kampen V.I. Equity and Income

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                       ----------------------------------------------------------------------------
                                                INVESCO                   INVESCO                  INVESCO
                                          INVESTMENT SERVICES       INVESTMENT SERVICES      INVESTMENT SERVICES
                                              SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                       ------------------------  ------------------------  -----------------------
                                             INVESCO V.I.              INVESCO V.I.              INVESCO V.I.
                                          GLOBAL CORE EQUITY       GOVERNMENT SECURITIES        HIGH YIELD (L)
                                       ------------------------  ------------------------  -----------------------
                                           2013         2012         2013         2012       2013 (M)      2012
                                       -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   190,055  $   397,352  $   226,810  $   217,189  $   688,244  $  220,576
Net realized gains (losses)...........     (17,538)  (1,146,961)     (19,305)      91,413      (13,966)    (40,884)
Change in unrealized gains
 (losses).............................   6,918,659    5,058,350     (665,786)    (177,218)    (176,959)    719,731
                                       -----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets
 from operations......................   7,091,176    4,308,741     (458,281)     131,384      497,319     899,423
                                       -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       4,997       40,570       62,500           --       20,926      53,624
Benefit payments......................  (1,780,618)  (1,890,270)    (241,162)    (193,592)    (789,887)   (277,069)
Payments on termination...............  (2,787,169)  (3,748,631)    (891,010)  (1,532,276)  (1,261,904)   (558,199)
Contract Maintenance Charge...........     (20,195)     (23,358)      (4,469)      (5,214)      (7,891)     (2,633)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (826,798)    (920,536)    (796,540)     356,211   12,199,452     328,468
                                       -----------  -----------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets
 from contract transactions...........  (5,409,783)  (6,542,225)  (1,870,681)  (1,374,871)  10,160,696    (455,809)
                                       -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS...........................   1,681,393   (2,233,484)  (2,328,962)  (1,243,487)  10,658,015     443,614
NET ASSETS AT BEGINNING
 OF PERIOD............................  36,933,762   39,167,246   12,301,905   13,545,392    6,534,771   6,091,157
                                       -----------  -----------  -----------  -----------  -----------  ----------
NET ASSETS AT END OF
 PERIOD............................... $38,615,155  $36,933,762  $ 9,972,943  $12,301,905  $17,192,786  $6,534,771
                                       ===========  ===========  ===========  ===========  ===========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   2,028,113    2,400,769      744,579      829,440      428,792     459,867
       Units issued...................      41,689       30,992       26,770       99,794      785,087      48,454
       Units redeemed.................    (315,723)    (403,648)    (146,385)    (184,655)    (220,569)    (79,529)
                                       -----------  -----------  -----------  -----------  -----------  ----------
    Units outstanding at end of
     period...........................   1,754,079    2,028,113      624,964      744,579      993,310     428,792
                                       ===========  ===========  ===========  ===========  ===========  ==========

--------
(l)On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(m)For the period beginning April 26, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    ------------------------------------------------------------------------------
                                             INVESCO                    INVESCO                   INVESCO
                                       INVESTMENT SERVICES        INVESTMENT SERVICES       INVESTMENT SERVICES
                                           SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                    -------------------------  ------------------------  ------------------------
                                           INVESCO V.I.              INVESCO V.I.              INVESCO V.I.
                                    HIGH YIELD SECURITIES (L)    INTERNATIONAL GROWTH       MID CAP CORE EQUITY
                                    -------------------------  ------------------------  ------------------------
                                      2013 (N)        2012         2013         2012         2013         2012
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  1,092,374  $   779,745  $   (43,668) $     4,788  $   (88,934) $  (160,393)
Net realized gains (losses)........   (3,165,916)    (593,252)   1,000,569      921,741    1,224,448      264,165
Change in unrealized gains
 (losses)..........................    2,545,857    1,910,721    2,637,496    1,954,425    1,592,767      922,937
                                    ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................      472,315    2,097,214    3,594,397    2,880,954    2,728,281    1,026,709
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................        1,774       37,187       71,178       19,311        4,691        3,442
Benefit payments...................     (421,750)    (642,721)    (575,375)    (603,338)    (269,418)    (591,987)
Payments on termination............     (416,988)  (1,274,330)  (1,660,161)  (1,760,152)  (1,297,457)    (958,515)
Contract Maintenance Charge........       (2,613)      (9,113)     (11,174)     (12,325)      (3,666)      (4,177)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................  (13,256,374)     820,619     (133,316)    (894,533)     133,916     (314,898)
                                    ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (14,095,951)  (1,068,358)  (2,308,848)  (3,251,037)  (1,431,934)  (1,866,135)
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (13,623,636)   1,028,856    1,285,549     (370,083)   1,296,347     (839,426)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   13,623,636   12,594,780   22,031,468   22,401,551   10,747,673   11,587,099
                                    ------------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $         --  $13,623,636  $23,317,017  $22,031,468  $12,044,020  $10,747,673
                                    ============  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........      796,737      859,867    1,246,396    1,440,655      659,045      780,506
       Units issued................        8,381       98,450       39,459       33,937       36,561       64,942
       Units redeemed..............     (805,118)    (161,580)    (160,237)    (228,196)    (110,240)    (186,403)
                                    ------------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................           --      796,737    1,125,618    1,246,396      585,366      659,045
                                    ============  ===========  ===========  ===========  ===========  ===========

--------
(l)On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(n)For the period beginning January 1, 2013 and ended April 26, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                        ---------------------------------------------------------------------------
                                                INVESCO                  INVESCO                   INVESCO
                                          INVESTMENT SERVICES      INVESTMENT SERVICES       INVESTMENT SERVICES
                                              SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                        ----------------------  ------------------------  ------------------------
                                             INVESCO V.I.             INVESCO V.I.              INVESCO V.I.
                                          MID CAP GROWTH (O)          MONEY MARKET              S&P 500 INDEX
                                        ----------------------  ------------------------  ------------------------
                                           2013      2012 (AT)      2013         2012         2013         2012
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $  (77,625) $  (67,087) $  (126,334) $  (159,089) $   172,408  $   162,670
Net realized gains (losses)............    188,569    (138,757)          --           --    1,662,641      995,938
Change in unrealized gains
 (losses)..............................  2,233,146    (102,068)          --           --    6,513,340    2,899,131
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations............................  2,344,090    (307,912)    (126,334)    (159,089)   8,348,389    4,057,739
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................        180         120       62,500       96,549       74,486        2,222
Benefit payments.......................   (374,131)   (187,435)    (271,535)     (96,489)  (1,443,872)  (1,236,055)
Payments on termination................   (470,261)   (490,524)  (1,769,428)  (3,029,015)  (2,512,388)  (2,632,741)
Contract Maintenance Charge............     (3,013)     (2,026)      (4,466)      (4,927)     (15,462)     (17,969)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................    144,165   7,879,953      (94,995)     653,587     (770,173)    (289,217)
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions.................   (703,060)  7,200,088   (2,077,924)  (2,380,295)  (4,667,409)  (4,173,760)
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS............................  1,641,030   6,892,176   (2,204,258)  (2,539,384)   3,680,980     (116,021)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  6,892,176          --   10,399,526   12,938,910   29,850,514   29,966,535
                                        ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD................................ $8,533,206  $6,892,176  $ 8,195,268  $10,399,526  $33,531,494  $29,850,514
                                        ==========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................    428,516          --      903,567    1,110,795    2,390,830    2,721,635
       Units issued....................     21,497     970,027      175,273      392,190      103,012      209,307
       Units redeemed..................    (59,422)   (541,511)    (361,145)    (599,418)    (428,244)    (540,112)
                                        ----------  ----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period............................    390,591     428,516      717,695      903,567    2,065,598    2,390,830
                                        ==========  ==========  ===========  ===========  ===========  ===========

--------
(o)Previously known as Invesco Van Kampen V.I. Mid Cap Growth
(at)For the period beginning April 27, 2012 and ended December 31, 2012

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          ------------------------------------------------------------------------
                                                  INVESCO                 INVESCO                 INVESCO
                                            INVESTMENT SERVICES     INVESTMENT SERVICES     INVESTMENT SERVICES
                                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  ----------------------  -----------------------
                                               INVESCO V.I.            INVESCO V.I.             INVESCO V.I.
                                                TECHNOLOGY               UTILITIES        VALUE OPPORTUNITIES (P)
                                          ----------------------  ----------------------  -----------------------
                                             2013        2012        2013        2012        2013         2012
                                          ----------  ----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (36,468) $  (35,311) $   88,989  $  108,333  $    5,246  $     3,641
Net realized gains (losses)..............    305,855     117,208     210,789     288,195      44,264     (298,593)
Change in unrealized gains (losses)......    285,370     156,144     247,939    (261,455)  1,947,843    1,330,164
                                          ----------  ----------  ----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 operations..............................    554,757     238,041     547,717     135,073   1,997,353    1,035,212
                                          ----------  ----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      2,801       6,143          --          --       2,168          168
Benefit payments.........................    (44,069)    (86,056)   (197,711)   (180,802)    (95,712)    (140,839)
Payments on termination..................    (95,921)   (145,552)   (445,411)   (344,673)   (703,180)    (588,212)
Contract Maintenance Charge..............     (1,559)     (1,757)     (2,622)     (2,883)     (3,432)      (3,807)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    144,738       4,413     (82,899)    (37,500)    106,410     (621,907)
                                          ----------  ----------  ----------  ----------  ----------  -----------
Increase (decrease) in net assets from
 contract transactions...................      5,990    (222,809)   (728,643)   (565,858)   (693,746)  (1,354,597)
                                          ----------  ----------  ----------  ----------  ----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    560,747      15,232    (180,926)   (430,785)  1,303,607     (319,385)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  2,386,725   2,371,493   6,001,922   6,432,707   6,590,362    6,909,747
                                          ----------  ----------  ----------  ----------  ----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $2,947,472  $2,386,725  $5,820,996  $6,001,922  $7,893,969  $ 6,590,362
                                          ==========  ==========  ==========  ==========  ==========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    177,131     193,157     311,469     341,041     559,322      680,705
       Units issued......................     21,601      15,768      10,079      28,419      27,013       23,126
       Units redeemed....................    (21,605)    (31,794)    (45,065)    (57,991)    (78,397)    (144,509)
                                          ----------  ----------  ----------  ----------  ----------  -----------
    Units outstanding at end of
     period..............................    177,127     177,131     276,483     311,469     507,938      559,322
                                          ==========  ==========  ==========  ==========  ==========  ===========

--------
(p)Previously known as Invesco Van Kampen V.I. Value Opportunities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                       INVESCO INVESTMENT        INVESCO INVESTMENT         INVESCO INVESTMENT
                                      SERVICES (SERIES II)      SERVICES (SERIES II)       SERVICES (SERIES II)
                                           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  ------------------------  --------------------------
                                          INVESCO V.I.              INVESCO V.I.               INVESCO V.I.
                                    AMERICAN FRANCHISE II (Q)   AMERICAN VALUE II (R)         COMSTOCK II (S)
                                    ------------------------  ------------------------  --------------------------
                                        2013         2012         2013         2012         2013          2012
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  (418,836) $  (495,367) $  (392,428) $  (381,572) $   (374,313) $   (300,793)
Net realized gains (losses)........   2,414,291    1,736,337    1,870,695       (4,154)    7,362,421     1,660,612
Change in unrealized gains
 (losses)..........................   7,015,357    1,840,199    7,961,961    5,550,705    26,745,574    17,529,439
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................   9,010,812    3,081,169    9,440,228    5,164,979    33,733,682    18,889,258
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       7,605       25,965       10,794       26,167        86,922        59,520
Benefit payments...................    (460,205)    (414,121)    (862,033)  (1,167,579)   (3,402,941)   (3,384,007)
Payments on termination............  (3,742,322)  (4,265,400)  (5,712,048)  (5,384,345)  (19,652,252)  (18,127,544)
Contract Maintenance
 Charge............................     (66,430)     (79,809)    (129,251)    (152,109)     (291,996)     (342,006)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................  (1,548,224)     961,410   (2,444,027)  (1,601,959)   (4,950,293)   (5,691,900)
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (5,809,576)  (3,771,955)  (9,136,565)  (8,279,825)  (28,210,560)  (27,485,937)
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................   3,201,236     (690,786)     303,663   (3,114,846)    5,523,122    (8,596,679)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  27,027,374   27,718,160   33,463,404   36,578,250   112,847,590   121,444,269
                                    -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $30,228,610  $27,027,374  $33,767,067  $33,463,404  $118,370,712  $112,847,590
                                    ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   2,303,381    2,638,253    1,633,481    2,055,220     7,653,321     9,615,125
       Units issued................      50,701      224,164       20,957       42,021       130,950       162,321
       Units redeemed..............    (464,429)    (559,036)    (401,086)    (463,760)   (1,751,008)   (2,124,125)
                                    -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................   1,889,653    2,303,381    1,253,352    1,633,481     6,033,263     7,653,321
                                    ===========  ===========  ===========  ===========  ============  ============

--------
(q)Previously known as Invesco Van Kampen V.I. American Franchise II
(r)Previously known as Invesco Van Kampen V.I. American Value II
(s)Previously known as Invesco Van Kampen V.I. Comstock II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------
                                            INVESCO INVESTMENT       INVESCO INVESTMENT      INVESCO INVESTMENT
                                           SERVICES (SERIES II)     SERVICES (SERIES II)    SERVICES (SERIES II)
                                                SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                          ----------------------  ------------------------  -------------------
                                               INVESCO V.I.             INVESCO V.I.            INVESCO V.I.
                                              CORE EQUITY II       DIVERSIFIED DIVIDEND II  DIVERSIFIED INCOME II
                                          ----------------------  ------------------------  -------------------
                                             2013        2012         2013         2012        2013       2012
                                          ----------  ----------  -----------  -----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (9,945) $  (19,424) $   113,721  $    13,474  $   5,784   $  7,631
Net realized gains (losses)..............    121,582     106,866    2,460,106    1,071,815    (15,010)    (4,510)
Change in unrealized gains (losses)......    351,527     160,682    7,366,409    4,789,054      4,547     17,473
                                          ----------  ----------  -----------  -----------  ---------   --------
Increase (decrease) in net assets from
 operations..............................    463,164     248,124    9,940,236    5,874,343     (4,679)    20,594
                                          ----------  ----------  -----------  -----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      5,000       3,104        8,272        6,451         45        270
Benefit payments.........................    (53,524)   (130,172)  (1,271,360)  (1,158,296)        --     (4,224)
Payments on termination..................   (266,699)   (412,207)  (4,611,852)  (4,363,943)   (70,331)   (22,880)
Contract Maintenance Charge..............     (4,959)     (6,480)     (64,027)     (74,182)        --         --
Transfers among the sub-accounts and
 with the Fixed Account--net.............     11,646     (84,038)  (1,337,079)  (2,038,869)   (29,800)    56,884
                                          ----------  ----------  -----------  -----------  ---------   --------
Increase (decrease) in net assets from
 contract transactions...................   (308,536)   (629,793)  (7,276,046)  (7,628,839)  (100,086)    30,050
                                          ----------  ----------  -----------  -----------  ---------   --------
INCREASE (DECREASE) IN NET
 ASSETS..................................    154,628    (381,669)   2,664,190   (1,754,496)  (104,765)    50,644
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,911,765   2,293,434   37,837,984   39,592,480    274,958    224,314
                                          ----------  ----------  -----------  -----------  ---------   --------
NET ASSETS AT END OF PERIOD.............. $2,066,393  $1,911,765  $40,502,174  $37,837,984  $ 170,193   $274,958
                                          ==========  ==========  ===========  ===========  =========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    158,981     211,895    3,061,563    3,737,426     21,690     19,198
       Units issued......................     10,257       3,814       73,231       49,092        310      4,735
       Units redeemed....................    (34,343)    (56,728)    (571,801)    (724,955)    (8,364)    (2,243)
                                          ----------  ----------  -----------  -----------  ---------   --------
    Units outstanding at end of period...    134,895     158,981    2,562,993    3,061,563     13,636     21,690
                                          ==========  ==========  ===========  ===========  =========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -----------------------------------------------------------------------------
                                              INVESCO INVESTMENT        INVESCO INVESTMENT      INVESCO INVESTMENT
                                             SERVICES (SERIES II)      SERVICES (SERIES II)    SERVICES (SERIES II)
                                                 SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT
                                          -------------------------  ------------------------  -----------------------
                                                 INVESCO V.I.              INVESCO V.I.            INVESCO V.I.
                                           EQUITY AND INCOME II (T)    GLOBAL CORE EQUITY II   GOVERNMENT SECURITIES II
                                          -------------------------  ------------------------  -----------------------
                                              2013         2012          2013         2012        2013         2012
                                          -----------  ------------  -----------  -----------   ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (91,997) $     24,599  $   (12,303) $   125,054  $   4,601    $   5,567
Net realized gains (losses)..............   2,433,927       943,357       47,017     (491,434)    (1,029)       2,709
Change in unrealized gains (losses)......   5,959,091     3,563,631    3,706,380    2,620,217    (19,732)      (5,412)
                                          -----------  ------------  -----------  -----------   ---------   ---------
Increase (decrease) in net assets from
 operations..............................   8,301,021     4,531,587    3,741,094    2,253,837    (16,160)       2,864
                                          -----------  ------------  -----------  -----------   ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      40,921        40,075        3,538        3,356         --        2,500
Benefit payments.........................  (1,475,542)   (1,573,809)    (444,502)    (418,660)        --       (3,279)
Payments on termination..................  (7,747,954)   (7,909,774)  (2,291,394)  (2,091,403)  (126,665)    (115,268)
Contract Maintenance Charge..............     (92,437)     (114,229)     (32,951)     (40,115)        --           --
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (598,184)   (2,098,244)    (653,193)    (467,421)   (13,669)       9,096
                                          -----------  ------------  -----------  -----------   ---------   ---------
Increase (decrease) in net assets from
 contract transactions...................  (9,873,196)  (11,655,981)  (3,418,502)  (3,014,243)  (140,334)    (106,951)
                                          -----------  ------------  -----------  -----------   ---------   ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (1,572,175)   (7,124,394)     322,592     (760,406)  (156,494)    (104,087)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  40,002,844    47,127,238   20,366,718   21,127,124    459,659      563,746
                                          -----------  ------------  -----------  -----------   ---------   ---------
NET ASSETS AT END OF
 PERIOD.................................. $38,430,669  $ 40,002,844  $20,689,310  $20,366,718  $ 303,165    $ 459,659
                                          ===========  ============  ===========  ===========   =========   =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   2,673,533     3,477,573    1,723,693    1,996,012     34,033       42,041
       Units issued......................     118,624       147,361       24,146       42,803         69        1,059
       Units redeemed....................    (690,787)     (951,401)    (287,680)    (315,122)   (10,476)      (9,067)
                                          -----------  ------------  -----------  -----------   ---------   ---------
    Units outstanding at end of
     period..............................   2,101,370     2,673,533    1,460,159    1,723,693     23,626       34,033
                                          ===========  ============  ===========  ===========   =========   =========

--------
(t)Previously known as Invesco Van Kampen V.I. Equity and Income II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------------
                                              INVESCO INVESTMENT        INVESCO INVESTMENT       INVESCO INVESTMENT
                                             SERVICES (SERIES II)      SERVICES (SERIES II)     SERVICES (SERIES II)
                                                  SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                          --------------------------  ---------------------  ---------------------------
                                                 INVESCO V.I.              INVESCO V.I.             INVESCO V.I.
                                           GROWTH AND INCOME II (U)     HIGH YIELD II (V)    HIGH YIELD SECURITIES II (V)
                                          --------------------------  ---------------------  ---------------------------
                                              2013          2012        2013 (M)     2012      2013 (N)         2012
                                          ------------  ------------  -----------  --------  ------------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (280,886) $   (263,732) $   397,038  $ 12,832  $    858,936   $   560,414
Net realized gains (losses)..............    5,283,886     1,372,827      (31,744)    3,728      (156,579)       41,090
Change in unrealized gains (losses)......   12,087,948     6,820,475     (219,606)   41,418      (373,766)    1,109,787
                                          ------------  ------------  -----------  --------  ------------   -----------
Increase (decrease) in net assets from
 operations..............................   17,090,948     7,929,570      145,688    57,978       328,591     1,711,291
                                          ------------  ------------  -----------  --------  ------------   -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       82,820        54,846        7,503        --           182         6,193
Benefit payments.........................   (1,882,560)   (1,206,086)    (241,384)       --      (137,208)     (396,363)
Payments on termination..................  (11,789,609)  (10,134,057)    (804,178)  (76,328)     (292,900)   (1,712,334)
Contract Maintenance Charge..............     (222,920)     (260,830)     (16,202)       --        (6,469)      (26,561)
Transfers among the sub-accounts and
 with the Fixed Account--net.............   (4,184,468)   (3,070,898)  11,093,573    11,692   (10,799,759)       34,253
                                          ------------  ------------  -----------  --------  ------------   -----------
Increase (decrease) in net assets from
 contract transactions...................  (17,996,737)  (14,617,025)  10,039,312   (64,636)  (11,236,154)   (2,094,812)
                                          ------------  ------------  -----------  --------  ------------   -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     (905,789)   (6,687,455)  10,185,000    (6,658)  (10,907,563)     (383,521)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   61,202,055    67,889,510      389,301   395,959    10,907,563    11,291,084
                                          ------------  ------------  -----------  --------  ------------   -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 60,296,266  $ 61,202,055  $10,574,301  $389,301  $         --   $10,907,563
                                          ============  ============  ===========  ========  ============   ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    3,506,132     4,372,109       19,960    23,316       945,570     1,128,731
       Units issued......................       82,492       122,700      961,934       642        25,333        67,088
       Units redeemed....................     (960,885)     (988,677)    (120,657)   (3,998)     (970,903)     (250,249)
                                          ------------  ------------  -----------  --------  ------------   -----------
    Units outstanding at end of
     period..............................    2,627,739     3,506,132      861,237    19,960            --       945,570
                                          ============  ============  ===========  ========  ============   ===========

--------
(m)For the period beginning April 26, 2013 and ended December 31, 2013
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(u)Previously known as Invesco Van Kampen V.I. Growth and Income II
(v)On April 26, 2013, Invesco V.I. High Yield Securities II merged into Invesco V.I. High Yield II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                          -------------------------------------------------------------------------
                                            INVESCO INVESTMENT      INVESCO INVESTMENT       INVESCO INVESTMENT
                                           SERVICES (SERIES II)    SERVICES (SERIES II)     SERVICES (SERIES II)
                                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  ----------------------  ------------------------
                                               INVESCO V.I.            INVESCO V.I.             INVESCO V.I.
                                          INTERNATIONAL GROWTH II MID CAP CORE EQUITY II    MID CAP GROWTH II (W)
                                          ----------------------  ----------------------  ------------------------
                                             2013        2012        2013        2012         2013         2012
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (23,784) $  (14,812) $  (27,485) $  (44,788) $  (150,143) $  (171,899)
Net realized gains (losses)..............    124,017      19,169     281,797      75,761      394,886      385,519
Change in unrealized gains (losses)......    589,264     564,473     276,142     216,142    2,755,865      730,694
                                          ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    689,497     568,830     530,454     247,115    3,000,608      944,314
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         81       1,986          15       2,590       33,620       31,207
Benefit payments.........................    (10,030)   (123,484)    (67,463)   (199,930)    (165,138)    (423,759)
Payments on termination..................   (569,765)   (498,721)   (598,591)   (642,728)  (1,592,058)  (1,777,613)
Contract Maintenance Charge..............    (13,169)    (15,170)     (4,201)     (6,776)     (26,030)     (30,210)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (79,668)     11,247     (41,172)    (80,116)    (102,997)     281,618
                                          ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (672,551)   (624,142)   (711,412)   (926,960)  (1,852,603)  (1,918,757)
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................     16,946     (55,312)   (180,958)   (679,845)   1,148,005     (974,443)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  4,373,438   4,428,750   2,270,134   2,949,979    9,437,627   10,412,070
                                          ----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $4,390,384  $4,373,438  $2,089,176  $2,270,134  $10,585,632  $ 9,437,627
                                          ==========  ==========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    442,241     506,854     165,157     231,695      615,481      742,270
       Units issued......................     25,817      11,237         239       9,451       72,170      107,931
       Units redeemed....................    (83,874)    (75,850)    (45,995)    (75,989)    (170,154)    (234,720)
                                          ----------  ----------  ----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................    384,184     442,241     119,401     165,157      517,497      615,481
                                          ==========  ==========  ==========  ==========  ===========  ===========

--------
(w)Previously known as Invesco Van Kampen V.I. Mid Cap Growth II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ---------------------------------------------------------------------
                                                  INVESCO INVESTMENT      INVESCO INVESTMENT      INVESCO INVESTMENT
                                                 SERVICES (SERIES II)    SERVICES (SERIES II)     SERVICES (SERIES II)
                                                     SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
                                                 -------------------  --------------------------  -------------------
                                                     INVESCO V.I.            INVESCO V.I.            INVESCO V.I.
                                                   MONEY MARKET II         S&P 500 INDEX II         TECHNOLOGY II
                                                 -------------------  --------------------------  -------------------
                                                   2013       2012        2013          2012        2013       2012
                                                 --------  ---------  ------------  ------------  --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $(11,281) $ (12,780) $      3,114  $     17,056  $   (322)  $  (463)
Net realized gains (losses).....................       --         --     4,775,867     2,726,287     5,361     1,011
Change in unrealized gains (losses).............       --         --    10,896,423     5,237,443    (1,264)    1,892
                                                 --------  ---------  ------------  ------------  --------   -------
Increase (decrease) in net assets from
 operations.....................................  (11,281)   (12,780)   15,675,404     7,980,786     3,775     2,440
                                                 --------  ---------  ------------  ------------  --------   -------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................       --      1,500        28,430        10,557        --        --
Benefit payments................................       --       (335)   (1,492,030)   (1,591,889)       --      (428)
Payments on termination.........................  (51,157)  (203,509)   (8,054,041)   (7,638,672)  (17,765)   (2,826)
Contract Maintenance Charge.....................       --         --      (131,817)     (161,121)       --        --
Transfers among the sub-accounts and with
 the Fixed Account--net.........................   59,424        (33)   (3,320,603)     (746,231)      303     6,476
                                                 --------  ---------  ------------  ------------  --------   -------
Increase (decrease) in net assets from contract
 transactions...................................    8,267   (202,377)  (12,970,061)  (10,127,356)  (17,462)    3,222
                                                 --------  ---------  ------------  ------------  --------   -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   (3,014)  (215,157)    2,705,343    (2,146,570)  (13,687)    5,662
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  745,453    960,610    59,511,629    61,658,199    30,533    24,871
                                                 --------  ---------  ------------  ------------  --------   -------
NET ASSETS AT END OF PERIOD..................... $742,439  $ 745,453  $ 62,216,972  $ 59,511,629  $ 16,846   $30,533
                                                 ========  =========  ============  ============  ========   =======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................   76,500     96,983     5,011,891     5,841,712     2,364     2,098
       Units issued.............................    7,536      1,045       256,493       440,154        24       575
       Units redeemed...........................   (6,530)   (21,528)   (1,126,731)   (1,269,975)   (1,330)     (309)
                                                 --------  ---------  ------------  ------------  --------   -------
    Units outstanding at end of period..........   77,506     76,500     4,141,653     5,011,891     1,058     2,364
                                                 ========  =========  ============  ============  ========   =======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 ---------------------------------------------------------------
                                                  INVESCO INVESTMENT     INVESCO INVESTMENT       JANUS ASPEN
                                                 SERVICES (SERIES II)   SERVICES (SERIES II)         SERIES
                                                     SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT
                                                 -------------------  ------------------------  ---------------
                                                     INVESCO V.I.        INVESCO V.I. VALUE
                                                     UTILITIES II       OPPORTUNITIES II (X)    FORTY PORTFOLIO
                                                 -------------------  ------------------------  ---------------
                                                   2013       2012        2013         2012       2013    2012
                                                 --------  ---------  -----------  -----------  -------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  1,691  $   1,910  $   (32,261) $   (32,634) $   (70) $  (61)
Net realized gains (losses).....................    5,636     14,163      107,784     (237,731)     107     112
Change in unrealized gains (losses).............    9,239     (7,307)   1,538,631    1,193,669    2,326   1,442
                                                 --------  ---------  -----------  -----------  -------  ------
Increase (decrease) in net assets from
 operations.....................................   16,566      8,766    1,614,154      923,304    2,363   1,493
                                                 --------  ---------  -----------  -----------  -------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       30        180           54        3,227       --      --
Benefit payments................................       --       (437)    (275,773)    (206,594)      --      --
Payments on termination.........................  (24,476)  (183,689)    (798,048)    (932,114)      --      --
Contract Maintenance Charge.....................       --         --      (20,815)     (24,432)      (6)     (6)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (20,276)    13,578     (465,676)    (225,286)     (43)   (135)
                                                 --------  ---------  -----------  -----------  -------  ------
Increase (decrease) in net assets from contract
 transactions...................................  (44,722)  (170,368)  (1,560,258)  (1,385,199)     (49)   (141)
                                                 --------  ---------  -----------  -----------  -------  ------
INCREASE (DECREASE) IN NET ASSETS...............  (28,156)  (161,602)      53,896     (461,895)   2,314   1,352
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  196,927    358,529    5,849,219    6,311,114    8,066   6,714
                                                 --------  ---------  -----------  -----------  -------  ------
NET ASSETS AT END OF PERIOD..................... $168,771  $ 196,927  $ 5,903,115  $ 5,849,219  $10,380  $8,066
                                                 ========  =========  ===========  ===========  =======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of period....   10,589     19,417      474,808      590,928      468     476
       Units issued.............................       64        764        9,733       15,802        1      --
       Units redeemed...........................   (2,310)    (9,592)    (115,631)    (131,922)      (3)     (8)
                                                 --------  ---------  -----------  -----------  -------  ------
    Units outstanding at end of period..........    8,343     10,589      368,910      474,808      466     468
                                                 ========  =========  ===========  ===========  =======  ======

--------
(x)Previously known as Invesco Van Kampen V.I. Value Opportunities II

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                     ----------------------------------------------------------------
                                                                                                  LEGG MASON
                                                     LAZARD RETIREMENT   LEGG MASON             PARTNERS VARIABLE
                                                     SERIES, INC.      PARTNERS VARIABLE INCOME PORTFOLIOS I, INC.
                                                     SUB-ACCOUNT       TRUST SUB-ACCOUNT          SUB-ACCOUNT
                                                     ----------------  -----------------------  -----------------
                                                                       CLEARBRIDGE VARIABLE       CLEARBRIDGE
                                                      EMERGING         FUNDAMENTAL ALL CAP      VARIABLE LARGE CAP
                                                     MARKETS EQUITY    VALUE PORTFOLIO I (Y)    VALUE PORTFOLIO I (Z)
                                                     ----------------  -----------------------  -----------------
                                                     2013     2012      2013         2012        2013         2012
                                                     ----     ----       ------       ------     ------      ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........................ $  2     $  2     $   (1)      $    1      $    3       $   10
Net realized gains (losses).........................    8       11        108           (8)         90           21
Change in unrealized gains (losses).................  (30)      94        260          154         334          162
                                                      ----     ----      ------       ------     ------      ------
Increase (decrease) in net assets from operations...  (20)     107        367          147         427          193
                                                      ----     ----      ------       ------     ------      ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits............................................   --       --         --           --          --           --
Benefit payments....................................   --       --         --           --          --           --
Payments on termination.............................   --       --         --           --          --           --
Contract Maintenance Charge.........................   (1)      (1)        (2)          (2)         (2)          (3)
Transfers among the sub-accounts and with the Fixed
 Account--net.......................................  104        8        (16)         (47)         18          (98)
                                                      ----     ----      ------       ------     ------      ------
Increase (decrease) in net assets from contract
 transactions.......................................  103        7        (18)         (49)         16         (101)
                                                      ----     ----      ------       ------     ------      ------
INCREASE (DECREASE) IN NET ASSETS...................   83      114        349           98         443           92
NET ASSETS AT BEGINNING OF PERIOD...................  637      523      1,216        1,118       1,407        1,315
                                                      ----     ----      ------       ------     ------      ------
NET ASSETS AT END OF PERIOD......................... $720     $637     $1,565       $1,216      $1,850       $1,407
                                                      ====     ====      ======       ======     ======      ======
UNITS OUTSTANDING
    Units outstanding at beginning of period........   12       12        134          139         103          111
       Units issued.................................    2       --         --           --           1           --
       Units redeemed...............................   --       --         (2)          (5)         --           (8)
                                                      ----     ----      ------       ------     ------      ------
    Units outstanding at end of period..............   14       12        132          134         104          103
                                                      ====     ====      ======       ======     ======      ======

--------
(y)Previously known as Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
(z)Previously known as Legg Mason ClearBridge Variable Large Cap Value
   Portfolio I

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                       -----------------------------------------------------------------------------
                                        LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                       ------------------------  ------------------------  ------------------------
                                            BOND-DEBENTURE          FUNDAMENTAL EQUITY         GROWTH AND INCOME
                                       ------------------------  ------------------------  ------------------------
                                           2013         2012         2013         2012         2013         2012
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $   758,340  $ 1,081,798  $   (96,862) $   (86,073) $  (179,887) $  (121,830)
Net realized gains (losses)...........   1,084,263      899,028    1,396,681      428,979      546,153     (525,426)
Change in unrealized gains
 (losses).............................    (216,602)   1,046,954      702,666      336,200    4,507,437    2,461,964
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................   1,626,001    3,027,780    2,002,485      679,106    4,873,703    1,814,708
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................      59,200       45,079        9,640      119,912        1,967       10,306
Benefit payments......................    (742,214)    (790,973)    (177,016)    (342,585)    (628,894)    (359,748)
Payments on termination...............  (5,614,269)  (5,597,840)  (1,528,836)  (1,492,962)  (3,643,455)  (2,507,000)
Contract Maintenance Charge...........     (93,480)    (112,655)     (20,872)     (26,009)     (66,857)     (76,387)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................     702,063      802,065     (488,730)    (374,412)    (500,673)    (881,237)
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (5,688,700)  (5,654,324)  (2,205,814)  (2,116,056)  (4,837,912)  (3,814,066)
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (4,062,699)  (2,626,544)    (203,329)  (1,436,950)      35,791   (1,999,358)
NET ASSETS AT BEGINNING
 OF PERIOD............................  27,856,930   30,483,474    6,793,287    8,230,237   16,481,349   18,480,707
                                       -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $23,794,231  $27,856,930  $ 6,589,958  $ 6,793,287  $16,517,140  $16,481,349
                                       ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................   1,771,916    2,148,864      478,507      630,356    1,466,898    1,812,934
       Units issued...................     165,777      244,005        4,532       43,176       89,396       75,829
       Units redeemed.................    (515,608)    (620,953)    (135,013)    (195,025)    (455,448)    (421,865)
                                       -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................   1,422,085    1,771,916      348,026      478,507    1,100,846    1,466,898
                                       ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          ------------------------------------------------------------------------
                                                                                                  MFS VARIABLE
                                           LORD ABBETT SERIES FUND   LORD ABBETT SERIES FUND    INSURANCE TRUST
                                                 SUB-ACCOUNT               SUB-ACCOUNT            SUB-ACCOUNT
                                          ------------------------  ------------------------  -------------------
                                            GROWTH OPPORTUNITIES          MID-CAP STOCK            MFS GROWTH
                                          ------------------------  ------------------------  -------------------
                                              2013         2012         2013         2012       2013       2012
                                          -----------  -----------  -----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (159,779) $  (167,745) $  (235,898) $  (208,210) $ (8,086) $  (9,283)
Net realized gains (losses)..............   1,842,251      443,946      697,592     (591,524)   19,898     14,218
Change in unrealized gains (losses)......   1,318,904    1,031,287    4,315,981    3,369,879   198,234     95,794
                                          -----------  -----------  -----------  -----------  --------  ---------
Increase (decrease) in net assets from
 operations..............................   3,001,376    1,307,488    4,777,675    2,570,145   210,046    100,729
                                          -----------  -----------  -----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................      11,977      146,531       38,728       95,391        --         --
Benefit payments.........................    (314,764)    (351,039)    (448,288)    (469,872)   (7,285)   (25,366)
Payments on termination..................  (1,766,257)  (1,436,892)  (3,580,509)  (3,653,643)  (33,805)   (98,692)
Contract Maintenance Charge..............     (37,923)     (43,086)     (64,232)     (76,869)     (575)      (640)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (677,454)    (484,277)  (1,880,022)  (1,256,938)   (5,862)   (38,404)
                                          -----------  -----------  -----------  -----------  --------  ---------
Increase (decrease) in net assets from
 contract transactions...................  (2,784,421)  (2,168,763)  (5,934,323)  (5,361,931)  (47,527)  (163,102)
                                          -----------  -----------  -----------  -----------  --------  ---------
INCREASE (DECREASE) IN NET
 ASSETS..................................     216,955     (861,275)  (1,156,648)  (2,791,786)  162,519    (62,373)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   9,823,208   10,684,483   19,205,308   21,997,094   622,406    684,779
                                          -----------  -----------  -----------  -----------  --------  ---------
NET ASSETS AT END OF
 PERIOD.................................. $10,040,163  $ 9,823,208  $18,048,660  $19,205,308  $784,925  $ 622,406
                                          ===========  ===========  ===========  ===========  ========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................     644,880      787,315    1,516,479    1,956,249    53,406     71,486
       Units issued......................      14,959       63,983       36,036       78,743        69         20
       Units redeemed....................    (170,601)    (206,418)    (440,733)    (518,513)   (3,887)   (18,100)
                                          -----------  -----------  -----------  -----------  --------  ---------
    Units outstanding at end of
     period..............................     489,238      644,880    1,111,782    1,516,479    49,588     53,406
                                          ===========  ===========  ===========  ===========  ========  =========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ----------------------------------------------------------------
                                                     MFS VARIABLE         MFS VARIABLE          MFS VARIABLE
                                                    INSURANCE TRUST      INSURANCE TRUST      INSURANCE TRUST
                                                      SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                                 --------------------  ------------------- ---------------------
                                                 MFS HIGH INCOME (AA)  MFS HIGH YIELD (AA)  MFS INVESTORS TRUST
                                                 --------------------  ------------------- ---------------------
                                                 2013 (AB)     2012         2013 (AC)         2013        2012
                                                 ---------  ---------  ------------------- ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  41,273  $  21,298       $  6,422       $   (2,671) $  (4,621)
Net realized gains (losses).....................   (36,457)      (825)           (96)          33,704     37,755
Change in unrealized gains (losses).............     1,026     25,475          4,792          248,207    129,446
                                                 ---------  ---------       --------       ----------  ---------
Increase (decrease) in net assets from
 operations.....................................     5,842     45,948         11,118          279,240    162,580
                                                 ---------  ---------       --------       ----------  ---------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................       588        292            200            2,495     10,099
Benefit payments................................      (213)        --             --          (23,308)   (20,874)
Payments on termination.........................   (22,731)  (102,324)       (17,508)         (51,961)  (143,646)
Contract Maintenance Charge.....................      (132)      (249)           (78)            (783)      (882)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (326,602)     2,121        324,958           (7,810)   (17,383)
                                                 ---------  ---------       --------       ----------  ---------
Increase (decrease) in net assets from contract
 transactions...................................  (349,090)  (100,160)       307,572          (81,367)  (172,686)
                                                 ---------  ---------       --------       ----------  ---------
INCREASE (DECREASE) IN NET ASSETS...............  (343,248)   (54,212)       318,690          197,873    (10,106)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   343,248    397,460             --          960,380    970,486
                                                 ---------  ---------       --------       ----------  ---------
NET ASSETS AT END OF PERIOD..................... $      --  $ 343,248       $318,690       $1,158,253  $ 960,380
                                                 =========  =========       ========       ==========  =========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    19,375     25,461             --           82,709     98,085
       Units issued.............................       166        330         18,467              876      1,372
       Units redeemed...........................   (19,541)    (6,416)        (1,395)          (6,839)   (16,748)
                                                 ---------  ---------       --------       ----------  ---------
    Units outstanding at end of period..........        --     19,375         17,072           76,746     82,709
                                                 =========  =========       ========       ==========  =========

--------
(aa)On August 16, 2013, MFS High Income merged into MFS High Yield
(ab)For the period beginning January 1, 2013 and ended August 16, 2013
(ac)For the period beginning August 16, 2013 and ended December 31, 2013

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                 ------------------------------------------------------------------
                                                      MFS VARIABLE           MFS VARIABLE         MFS VARIABLE
                                                     INSURANCE TRUST       INSURANCE TRUST       INSURANCE TRUST
                                                       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                                 ----------------------  -------------------  --------------------
                                                    MFS NEW DISCOVERY        MFS RESEARCH       MFS RESEARCH BOND
                                                 ----------------------  -------------------  --------------------
                                                    2013        2012       2013       2012      2013       2012
                                                 ----------  ----------  --------  ---------  --------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $  (21,634) $  (21,417) $ (7,144) $  (4,071) $ (1,061) $   14,170
Net realized gains (losses).....................     94,917     182,321    13,452     15,733    13,781      33,116
Change in unrealized gains (losses).............    483,130     138,117   155,603     72,389   (33,717)     11,977
                                                 ----------  ----------  --------  ---------  --------  ----------
Increase (decrease) in net assets from
 operations.....................................    556,413     299,021   161,911     84,051   (20,997)     59,263
                                                 ----------  ----------  --------  ---------  --------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits........................................     19,405      17,833        --         --     2,157      18,460
Benefit payments................................       (276)         --      (654)   (20,323)   (2,038)     (1,847)
Payments on termination.........................   (201,041)   (225,385)  (11,539)   (52,727)  (61,844)   (172,451)
Contract Maintenance Charge.....................     (1,422)     (1,531)     (260)      (279)     (793)       (900)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................   (151,231)    (90,145)  (19,913)   (31,446)   15,563      (1,849)
                                                 ----------  ----------  --------  ---------  --------  ----------
Increase (decrease) in net assets from contract
 transactions...................................   (334,565)   (299,228)  (32,366)  (104,775)  (46,955)   (158,587)
                                                 ----------  ----------  --------  ---------  --------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    221,848        (207)  129,545    (20,724)  (67,952)    (99,324)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,575,907   1,576,114   547,535    568,259   928,909   1,028,233
                                                 ----------  ----------  --------  ---------  --------  ----------
NET ASSETS AT END OF PERIOD..................... $1,797,755  $1,575,907  $677,080  $ 547,535  $860,957  $  928,909
                                                 ==========  ==========  ========  =========  ========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     76,003      90,760    50,564     60,852    47,973      56,275
       Units issued.............................      2,404       1,615        16         11     2,220       3,156
       Units redeemed...........................    (15,992)    (16,372)   (2,470)   (10,299)   (4,679)    (11,458)
                                                 ----------  ----------  --------  ---------  --------  ----------
    Units outstanding at end of period..........     62,415      76,003    48,110     50,564    45,514      47,973
                                                 ==========  ==========  ========  =========  ========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 --------------------------------------------------------------------
                                                 MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                                        TRUST           TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)
                                                     SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
                                                 ---------------------  ---------------------  ---------------------
                                                                            MFS GROWTH         MFS INVESTORS TRUST
                                                    MFS UTILITIES         (SERVICE CLASS)        (SERVICE CLASS)
                                                 ---------------------  ---------------------  ---------------------
                                                   2013        2012       2013        2012       2013        2012
                                                  --------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  2,382    $ 12,674   $ (1,669)   $ (1,882)  $   (768)   $ (1,085)
Net realized gains (losses).....................   20,725       9,224      9,056      18,512      6,140      12,326
Change in unrealized gains (losses).............   19,435       6,209     26,398       2,065     28,710      10,431
                                                  --------   --------    --------   --------    --------   --------
Increase (decrease) in net assets from
 operations.....................................   42,542      28,107     33,785      18,695     34,082      21,672
                                                  --------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits........................................       --          --         --          --         --          --
Benefit payments................................  (20,085)         --     (3,418)    (18,203)    (3,749)     (2,941)
Payments on termination.........................  (39,034)    (48,029)   (12,300)    (32,744)    (8,960)    (46,480)
Contract Maintenance Charge.....................      (60)        (91)       (52)        (58)      (120)       (134)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................       (1)      4,325        603      (1,180)      (841)       (684)
                                                  --------   --------    --------   --------    --------   --------
Increase (decrease) in net assets from contract
 transactions...................................  (59,180)    (43,795)   (15,167)    (52,185)   (13,670)    (50,239)
                                                  --------   --------    --------   --------    --------   --------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (16,638)    (15,688)    18,618     (33,490)    20,412     (28,567)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  239,779     255,467    105,646     139,136    119,647     148,214
                                                  --------   --------    --------   --------    --------   --------
NET ASSETS AT END OF PERIOD..................... $223,141    $239,779   $124,264    $105,646   $140,059    $119,647
                                                  ========   ========    ========   ========    ========   ========
UNITS OUTSTANDING
    Units outstanding at beginning of period....   10,005      11,928      9,802      14,862     10,419      15,097
       Units issued.............................       --         193         85          17         --          14
       Units redeemed...........................   (2,167)     (2,116)    (1,308)     (5,077)    (1,026)     (4,692)
                                                  --------   --------    --------   --------    --------   --------
    Units outstanding at end of period..........    7,838      10,005      8,579       9,802      9,393      10,419
                                                  ========   ========    ========   ========    ========   ========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 ---------------------------------------------------------------------
                                                 MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE MFS VARIABLE INSURANCE
                                                 TRUST (SERVICE CLASS)  TRUST (SERVICE CLASS)   TRUST (SERVICE CLASS)
                                                     SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                                 ---------------------  ---------------------  ----------------------
                                                  MFS NEW DISCOVERY        MFS RESEARCH             MFS UTILITIES
                                                   (SERVICE CLASS)        (SERVICE CLASS)          (SERVICE CLASS)
                                                 ---------------------  ---------------------  ----------------------
                                                   2013        2012       2013        2012        2013        2012
                                                 --------   ---------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $ (2,371)  $  (2,006)  $   (750)   $   (813)  $    7,267  $   62,145
Net realized gains (losses).....................    9,230      21,436      6,266      20,848       60,127      20,054
Change in unrealized gains (losses).............   43,155       4,297     11,295      (5,345)     169,140      56,854
                                                 --------   ---------    --------   --------   ----------  ----------
Increase (decrease) in net assets from
 operations.....................................   50,014      23,727     16,811      14,690      236,534     139,053
                                                 --------   ---------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits........................................       20          20         --          --           --          --
Benefit payments................................   (1,965)     (1,456)        --     (12,594)          --          --
Payments on termination.........................  (20,774)   (123,883)    (9,880)    (42,680)    (111,702)   (108,069)
Contract Maintenance Charge.....................      (86)        (79)       (23)        (40)        (117)       (141)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    4,444       6,812     (2,790)        (23)      (2,463)     11,122
                                                 --------   ---------    --------   --------   ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................  (18,361)   (118,586)   (12,693)    (55,337)    (114,282)    (97,088)
                                                 --------   ---------    --------   --------   ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................   31,653     (94,859)     4,118     (40,647)     122,252      41,965
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  133,170     228,029     62,864     103,511    1,354,836   1,312,871
                                                 --------   ---------    --------   --------   ----------  ----------
NET ASSETS AT END OF PERIOD..................... $164,823   $ 133,170   $ 66,982    $ 62,864   $1,477,088  $1,354,836
                                                 ========   =========    ========   ========   ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....    9,543      19,381      5,432      10,341       60,073      64,244
       Units issued.............................      908         681        203           2           --         697
       Units redeemed...........................   (1,967)    (10,519)    (1,199)     (4,911)      (4,310)     (4,868)
                                                 --------   ---------    --------   --------   ----------  ----------
    Units outstanding at end of period..........    8,484       9,543      4,436       5,432       55,763      60,073
                                                 ========   =========    ========   ========   ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    ------------------------------------------------------------------------------
                                     MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                        INVESTMENT SERIES          INVESTMENT SERIES         INVESTMENT SERIES
                                           SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                    -------------------------  ------------------------  ------------------------
                                      AGGRESSIVE EQUITY (AD)        EUROPEAN EQUITY        GLOBAL INFRASTRUCTURE
                                    -------------------------  ------------------------  ------------------------
                                      2013 (N)        2012         2013         2012         2013         2012
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $    (50,068) $  (171,009) $   574,423  $   515,747  $   664,190  $   541,144
Net realized gains (losses)........    3,328,582    1,490,993      196,378   (1,028,650)   2,459,002    1,446,413
Change in unrealized gains
 (losses)..........................   (2,632,387)    (199,836)   7,900,861    6,303,971    5,021,074    6,459,828
                                    ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................      646,127    1,120,148    8,671,662    5,791,068    8,144,266    8,447,385
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................        1,200          300       58,152       47,636       75,748       19,097
Benefit payments...................     (110,877)    (439,731)  (1,671,943)  (1,347,497)  (1,936,134)  (3,105,156)
Payments on termination............     (342,428)  (1,052,721)  (3,264,128)  (3,598,513)  (4,265,061)  (5,267,300)
Contract Maintenance Charge........       (2,498)      (8,004)     (19,247)     (21,877)     (23,401)     (26,146)
Transfers among the sub-
 accounts and with the Fixed
 Account--net......................  (10,597,224)    (401,214)    (727,232)  (1,675,907)  (1,736,825)    (698,286)
                                    ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (11,051,827)  (1,901,370)  (5,624,398)  (6,596,158)  (7,885,673)  (9,077,791)
                                    ------------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (10,405,700)    (781,222)   3,047,264     (805,090)     258,593     (630,406)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   10,405,700   11,186,922   36,933,095   37,738,185   53,561,444   54,191,850
                                    ------------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $         --  $10,405,700  $39,980,359  $36,933,095  $53,820,037  $53,561,444
                                    ============  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........      653,269      774,338    1,269,824    1,533,802    1,661,125    1,962,535
       Units issued................       10,696       25,401       36,538       44,479       44,978       61,439
       Units redeemed..............     (663,965)    (146,470)    (224,544)    (308,457)    (282,736)    (362,849)
                                    ------------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................           --      653,269    1,081,818    1,269,824    1,423,367    1,661,125
                                    ============  ===========  ===========  ===========  ===========  ===========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ad)On April 26, 2013, Aggressive Equity merged into Multi Cap Growth

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                      MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE
                                         INVESTMENT SERIES          INVESTMENT SERIES         INVESTMENT SERIES
                                            SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
                                    --------------------------  ------------------------  ------------------------
                                            INCOME PLUS             LIMITED DURATION            MONEY MARKET
                                    --------------------------  ------------------------  ------------------------
                                        2013          2012          2013         2012         2013         2012
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $  2,570,539  $  3,495,023  $    98,959  $   162,253  $  (506,395) $  (610,298)
Net realized gains (losses)........    1,205,305     1,555,412     (265,394)    (438,098)          --           --
Change in unrealized gains
 (losses)..........................   (4,111,447)    4,653,431       69,799      479,712           --           --
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................     (335,603)    9,703,866      (96,636)     203,867     (506,395)    (610,298)
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       34,993        47,709           --       10,140       30,212      119,605
Benefit payments...................   (3,731,317)   (4,142,911)    (397,297)    (644,419)  (3,260,649)  (2,441,432)
Payments on termination............   (6,318,395)   (9,195,137)    (724,082)    (938,602)  (8,423,522)  (9,419,245)
Contract Maintenance Charge........      (28,726)      (34,215)      (4,771)      (5,924)     (24,555)     (29,804)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................   (1,353,488)      (90,896)      41,668     (622,818)   4,445,192    4,131,824
                                    ------------  ------------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (11,396,933)  (13,415,450)  (1,084,482)  (2,201,623)  (7,233,322)  (7,639,052)
                                    ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (11,732,536)   (3,711,584)  (1,181,118)  (1,997,756)  (7,739,717)  (8,249,350)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   79,590,575    83,302,159    9,738,801   11,736,557   39,126,822   47,376,172
                                    ------------  ------------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $ 67,858,039  $ 79,590,575  $ 8,557,683  $ 9,738,801  $31,387,105  $39,126,822
                                    ============  ============  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    2,474,817     2,909,882      901,314    1,106,063    2,779,224    3,310,666
       Units issued................       74,339       156,358       41,002       38,131      873,439      950,580
       Units redeemed..............     (439,183)     (591,423)    (141,761)    (242,880)  (1,386,599)  (1,482,022)
                                    ------------  ------------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................    2,109,973     2,474,817      800,555      901,314    2,266,064    2,779,224
                                    ============  ============  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    ----------------------------------------------------------------------------------
                                                                                             MORGAN STANLEY VARIABLE
                                      MORGAN STANLEY VARIABLE     MORGAN STANLEY VARIABLE       INVESTMENT SERIES
                                         INVESTMENT SERIES           INVESTMENT SERIES           (CLASS Y SHARES)
                                            SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
                                    --------------------------  --------------------------  -------------------------
                                                                                                AGGRESSIVE EQUITY
                                       MULTI CAP GROWTH (AD)          STRATEGIST (AE)         (CLASS Y SHARES) (AF)
                                    --------------------------  --------------------------  -------------------------
                                        2013          2012        2013 (N)        2012        2013 (N)        2012
                                    ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $ (1,734,925) $ (2,318,517) $  1,977,284  $    504,482  $    (81,146) $  (259,449)
Net realized gains (losses)........   13,177,234    10,111,015   (21,249,119)   (3,938,586)    4,889,419    1,893,065
Change in unrealized gains
 (losses)..........................   61,531,007     9,800,840    24,527,813     8,119,424    (3,935,575)    (201,941)
                                    ------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from operations...................   72,973,316    17,593,338     5,255,978     4,685,320       872,698    1,431,675
                                    ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      194,908       356,430           400       268,941         1,238        1,375
Benefit payments...................   (7,405,917)   (6,629,792)   (1,414,605)   (5,298,822)      (96,335)    (286,785)
Payments on termination............  (17,179,516)  (15,021,745)   (1,881,731)   (7,603,342)     (470,216)  (1,202,029)
Contract Maintenance
 Charge............................      (84,051)      (90,991)      (12,118)      (42,067)       (1,739)     (14,953)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    6,826,326    (3,930,483)  (82,481,030)   (1,953,923)  (14,736,455)    (303,475)
                                    ------------  ------------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions........  (17,648,250)  (25,316,581)  (85,789,084)  (14,629,213)  (15,303,507)  (1,805,867)
                                    ------------  ------------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................   55,325,066    (7,723,243)  (80,533,106)   (9,943,893)  (14,430,809)    (374,192)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  155,908,872   163,632,115    80,533,106    90,476,999    14,430,809   14,805,001
                                    ------------  ------------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................ $211,233,938  $155,908,872  $         --  $ 80,533,106  $         --  $14,430,809
                                    ============  ============  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    3,470,658     4,049,176     2,968,894     3,492,890     1,145,496    1,292,768
       Units issued................      309,543        71,545        25,776        65,270        17,703       41,783
       Units redeemed..............     (680,077)     (650,063)   (2,994,670)     (589,266)   (1,163,199)    (189,055)
                                    ------------  ------------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period........................    3,100,124     3,470,658            --     2,968,894            --    1,145,496
                                    ============  ============  ============  ============  ============  ===========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ad)On April 26, 2013, Aggressive Equity merged into Multi Cap Growth
(ae)On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio
(af)On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                     MORGAN STANLEY VARIABLE   MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                        INVESTMENT SERIES         INVESTMENT SERIES          INVESTMENT SERIES
                                        (CLASS Y SHARES)          (CLASS Y SHARES)           (CLASS Y SHARES)
                                           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  ------------------------  --------------------------
                                         EUROPEAN EQUITY        GLOBAL INFRASTRUCTURE           INCOME PLUS
                                        (CLASS Y SHARES)          (CLASS Y SHARES)           (CLASS Y SHARES)
                                    ------------------------  ------------------------  --------------------------
                                        2013         2012         2013         2012         2013          2012
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   108,656  $    83,458  $    93,461  $    68,727  $  2,596,604  $  3,821,405
Net realized gains (losses)........     136,681     (250,391)     683,985      467,544     1,641,059     1,913,682
Change in unrealized gains
 (losses)..........................   2,272,586    1,860,884    1,258,973    1,629,022    (5,079,322)    5,557,524
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................   2,517,923    1,693,951    2,036,419    2,165,293      (841,659)   11,292,611
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       9,430       14,738        3,825        2,086        28,033        36,739
Benefit payments...................    (218,464)    (190,568)    (450,956)    (539,012)   (3,650,997)   (2,972,624)
Payments on termination............  (1,907,518)  (1,102,916)  (1,512,095)  (1,528,371)  (10,772,898)  (13,896,913)
Contract Maintenance
 Charge............................     (16,925)     (20,609)     (11,636)     (13,049)     (180,806)     (237,050)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (328,061)    (335,667)     (19,770)      (8,385)      712,069       805,157
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (2,461,538)  (1,635,022)  (1,990,632)  (2,086,731)  (13,864,599)  (16,264,691)
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................      56,385       58,929       45,787       78,562   (14,706,258)   (4,972,080)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  11,348,620   11,289,691   14,219,957   14,141,395    95,434,799   100,406,879
                                    -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $11,405,005  $11,348,620  $14,265,744  $14,219,957  $ 80,728,541  $ 95,434,799
                                    ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,041,095    1,204,342    1,038,353    1,189,807     5,729,091     6,774,885
       Units issued................      19,145       20,111       37,743       58,712       344,315       384,374
       Units redeemed..............    (208,548)    (183,358)    (167,498)    (210,166)   (1,183,805)   (1,430,168)
                                    -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................     851,692    1,041,095      908,598    1,038,353     4,889,601     5,729,091
                                    ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                     MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE    MORGAN STANLEY VARIABLE
                                        INVESTMENT SERIES          INVESTMENT SERIES          INVESTMENT SERIES
                                        (CLASS Y SHARES)           (CLASS Y SHARES)           (CLASS Y SHARES)
                                           SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  --------------------------  ------------------------
                                        LIMITED DURATION             MONEY MARKET             MULTI CAP GROWTH
                                        (CLASS Y SHARES)           (CLASS Y SHARES)         (CLASS Y SHARES) (AF)
                                    ------------------------  --------------------------  ------------------------
                                        2013         2012         2013          2012          2013         2012
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   195,111  $   414,108  $   (716,837) $   (839,112) $  (839,517) $  (819,126)
Net realized gains (losses)........  (1,374,014)  (1,512,882)           --            --    6,488,929    4,883,891
Change in unrealized gains
 (losses)..........................     608,507    1,640,600            --             1   17,749,439      800,014
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations...................    (570,396)     541,826      (716,837)     (839,111)  23,398,851    4,864,779
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      54,726       47,056         8,257        56,742       27,983       13,839
Benefit payments...................  (1,538,179)  (1,513,930)   (2,229,387)   (1,557,236)  (1,327,365)    (679,017)
Payments on termination............  (3,230,182)  (4,370,462)  (16,751,712)  (10,370,699)  (8,637,316)  (6,946,694)
Contract Maintenance Charge........     (62,133)     (79,381)     (131,418)     (152,096)     (96,569)     (96,105)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (156,800)     176,751    10,595,202     5,846,594   11,739,741     (934,564)
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (4,932,568)  (5,739,966)   (8,509,058)   (6,176,695)   1,706,474   (8,642,541)
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (5,502,964)  (5,198,140)   (9,225,895)   (7,015,806)  25,105,325   (3,777,762)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  37,442,533   42,640,673    46,745,325    53,761,131   43,808,446   47,586,208
                                    -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $31,939,569  $37,442,533  $ 37,519,430  $ 46,745,325  $68,913,771  $43,808,446
                                    ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   3,926,202    4,529,489     4,715,597     5,321,844    3,313,317    3,953,985
       Units issued................     236,165      264,065     1,952,327     1,459,802    1,159,387      122,824
       Units redeemed..............    (747,217)    (867,352)   (2,819,263)   (2,066,049)    (829,353)    (763,492)
                                    -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period........................   3,415,150    3,926,202     3,848,661     4,715,597    3,643,351    3,313,317
                                    ===========  ===========  ============  ============  ===========  ===========

--------
(af)On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                         ------------------------------------------------------------------
                                          MORGAN STANLEY VARIABLE
                                             INVESTMENT SERIES      NEUBERGER BERMAN     NEUBERGER BERMAN
                                              (CLASS Y SHARES)      ADVISORS MANAGEMENT ADVISORS MANAGEMENT
                                                SUB-ACCOUNT         TRUST SUB-ACCOUNT   TRUST SUB-ACCOUNT
                                         -------------------------  ------------------  -----------------
                                                                           AMT                 AMT
                                                 STRATEGIST             LARGE CAP            MID-CAP
                                           (CLASS Y SHARES) (AG)          VALUE               GROWTH
                                         -------------------------  ------------------  -----------------
                                           2013 (N)        2012       2013      2012      2013      2012
                                         ------------  -----------  -------   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)............ $    656,759  $   (46,447) $   (89)  $  (208)  $  (338)  $   (734)
Net realized gains (losses).............   (8,114,804)  (1,699,740)     (82)     (242)       74      1,682
Change in unrealized gains (losses).....    9,582,251    3,519,896    5,628     2,905     5,706      1,956
                                         ------------  -----------  -------   -------   -------   --------
Increase (decrease) in net assets from
 operations.............................    2,124,206    1,773,709    5,457     2,455     5,442      2,904
                                         ------------  -----------  -------   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits................................        7,481       25,081       --        --        --         --
Benefit payments........................   (1,001,589)    (978,717)      --        --        --         --
Payments on termination.................     (852,450)  (3,460,488)    (325)     (321)       --         --
Contract Maintenance Charge.............      (10,295)     (64,066)     (16)      (16)       --         --
Transfers among the sub-accounts and
 with the Fixed Account--net............  (34,273,090)  (2,166,259)      --        --        (1)   (29,456)
                                         ------------  -----------  -------   -------   -------   --------
Increase (decrease) in net assets from
 contract transactions..................  (36,129,943)  (6,644,449)    (341)     (337)       (1)   (29,456)
                                         ------------  -----------  -------   -------   -------   --------
INCREASE (DECREASE) IN NET ASSETS.......  (34,005,737)  (4,870,740)   5,116     2,118     5,441    (26,552)
NET ASSETS AT BEGINNING OF PERIOD.......   34,005,737   38,876,477   18,936    16,818    17,875     44,427
                                         ------------  -----------  -------   -------   -------   --------
NET ASSETS AT END OF PERIOD............. $         --  $34,005,737  $24,052   $18,936   $23,316   $ 17,875
                                         ============  ===========  =======   =======   =======   ========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period.............................    2,775,760    3,317,733    1,393     1,420     1,743      3,339
      Units issued......................       17,438       62,676       --        --        --        356
      Units redeemed....................   (2,793,198)    (604,649)     (22)      (27)       --     (1,952)
                                         ------------  -----------  -------   -------   -------   --------
   Units outstanding at end of period...           --    2,775,760    1,371     1,393     1,743      1,743
                                         ============  ===========  =======   =======   =======   ========

--------
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(ag)On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------
                                                OPPENHEIMER             OPPENHEIMER             OPPENHEIMER
                                          VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS
                                                SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
                                          ----------------------  ----------------------  ----------------------
                                                OPPENHEIMER             OPPENHEIMER             OPPENHEIMER
                                           CAPITAL APPRECIATION     CAPITAL INCOME (AH)          CORE BOND
                                          ----------------------  ----------------------  ----------------------
                                             2013        2012        2013        2012        2013        2012
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (13,365) $  (23,912) $   13,464  $   (1,492) $   38,967  $   39,042
Net realized gains (losses)..............    186,451      89,879      (3,515)    (38,411)    (33,804)    (38,567)
Change in unrealized gains (losses)......    643,670     329,637     165,916     224,406     (19,913)     91,476
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations..............................    816,756     395,604     175,865     184,503     (14,750)     91,951
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................     34,743      39,435          --      34,729       5,625       5,352
Benefit payments.........................    (45,758)    (26,885)    (96,197)    (82,278)     (1,398)    (10,213)
Payments on termination..................   (563,096)   (366,380)   (139,723)   (224,913)   (123,739)   (127,852)
Contract Maintenance Charge..............     (2,990)     (3,591)       (849)     (1,031)       (859)     (1,032)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (17,673)    (55,974)   (129,335)    (67,916)     (6,803)     19,025
                                          ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions...................   (594,774)   (413,395)   (366,104)   (341,409)   (127,174)   (114,720)
                                          ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    221,982     (17,791)   (190,239)   (156,906)   (141,924)    (22,769)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  3,211,443   3,229,234   1,689,111   1,846,017   1,079,147   1,101,916
                                          ----------  ----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
 PERIOD.................................. $3,433,425  $3,211,443  $1,498,872  $1,689,111  $  937,223  $1,079,147
                                          ==========  ==========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    292,367     331,864     142,393     170,976      90,651     100,756
       Units issued......................      3,966      13,995         862       3,427       2,140       4,621
       Units redeemed....................    (53,301)    (53,492)    (30,865)    (32,010)    (13,000)    (14,726)
                                          ----------  ----------  ----------  ----------  ----------  ----------
    Units outstanding at end of period...    243,032     292,367     112,390     142,393      79,791      90,651
                                          ==========  ==========  ==========  ==========  ==========  ==========

--------
(ah)Previously known as Oppenheimer Balanced

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           ----------------------------------------------------------------------
                                               OPPENHEIMER              OPPENHEIMER             OPPENHEIMER
                                           VARIABLE ACCOUNT FUNDS VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS
                                               SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                           ---------------------  ----------------------  ----------------------
                                               OPPENHEIMER                                      OPPENHEIMER
                                                DISCOVERY               OPPENHEIMER               GLOBAL
                                           MID CAP GROWTH (AI)          GLOBAL (AJ)          STRATEGIC INCOME
                                           ---------------------  ----------------------  ----------------------
                                             2013        2012        2013        2012        2013        2012
                                           --------   ---------   ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $ (8,413)  $  (8,870)  $      788  $   23,718  $   79,705  $  104,290
Net realized gains (losses)...............   37,639      35,957      204,664      48,872      38,163      91,652
Change in unrealized gains (losses).......  139,183      61,615      474,408     435,110    (152,941)     77,885
                                           --------   ---------   ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................  168,409      88,702      679,860     507,700     (35,073)    273,827
                                           --------   ---------   ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................       --          --       25,775      25,033       2,032      16,034
Benefit payments..........................   (7,529)    (29,192)     (28,568)    (32,564)    (83,750)   (119,409)
Payments on termination...................  (88,348)   (101,775)    (614,352)   (280,964)   (242,097)   (236,457)
Contract Maintenance Charge...............     (248)       (306)      (2,506)     (2,812)       (981)       (916)
Transfers among the sub-accounts and with
 the Fixed Account--net...................     (596)    (12,217)      75,290     (41,866)      1,369      38,549
                                           --------   ---------   ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................  (96,721)   (143,490)    (544,361)   (333,173)   (323,427)   (302,199)
                                           --------   ---------   ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   71,688     (54,788)     135,499     174,527    (358,500)    (28,372)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  547,902     602,690    2,908,366   2,733,839   2,493,236   2,521,608
                                           --------   ---------   ----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $619,590   $ 547,902   $3,043,865  $2,908,366  $2,134,736  $2,493,236
                                           ========   =========   ==========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   72,846      88,829      142,192     159,823     167,052     141,268
       Units issued.......................       30       2,949        8,243       4,890       4,337      62,542
       Units redeemed.....................   (9,234)    (18,932)     (32,964)    (22,521)    (22,875)    (36,758)
                                           --------   ---------   ----------  ----------  ----------  ----------
    Units outstanding at end of period....   63,642      72,846      117,471     142,192     148,514     167,052
                                           ========   =========   ==========  ==========  ==========  ==========

--------
(ai)Previously known as Oppenheimer Small- & Mid-Cap Growth
(aj)Previously known as Oppenheimer Global Securities

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -------------------------------------------------------------------------
                                                                                                 OPPENHEIMER
                                                OPPENHEIMER             OPPENHEIMER        VARIABLE ACCOUNT FUNDS
                                          VARIABLE ACCOUNT FUNDS  VARIABLE ACCOUNT FUNDS   (SERVICE SHARES ("SS"))
                                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                          ----------------------  ----------------------  ------------------------
                                                                        OPPENHEIMER              OPPENHEIMER
                                                OPPENHEIMER             MAIN STREET                CAPITAL
                                                MAIN STREET           SMALL CAP (AK)          APPRECIATION (SS)
                                          ----------------------  ----------------------  ------------------------
                                             2013        2012        2013        2012         2013         2012
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $   (5,368) $   (8,736) $   (5,251) $   (8,757) $  (249,013) $  (382,624)
Net realized gains (losses)..............     83,764     112,361     105,945      99,480    2,241,687    1,487,824
Change in unrealized gains (losses)......    335,125     153,390     333,264      93,989    4,994,090    2,673,395
                                          ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................    413,521     257,015     433,958     184,712    6,986,764    3,778,595
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................         --      15,790       2,800       5,078      112,385       38,316
Benefit payments.........................    (98,668)   (105,371)       (942)       (761)    (721,306)    (780,620)
Payments on termination..................   (131,185)   (538,834)   (190,145)   (238,539)  (5,137,867)  (4,946,460)
Contract Maintenance Charge..............     (1,005)     (1,136)     (1,870)     (1,928)    (108,476)    (131,838)
Transfers among the sub-accounts and
 with the Fixed Account--net.............    (28,949)    (12,605)    126,274     (49,190)  (1,602,177)  (1,376,087)
                                          ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................   (259,807)   (642,156)    (63,883)   (285,340)  (7,457,441)  (7,196,689)
                                          ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................    153,714    (385,141)    370,075    (100,628)    (470,677)  (3,418,094)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  1,493,126   1,878,267   1,122,882   1,223,510   29,197,755   32,615,849
                                          ----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $1,646,840  $1,493,126  $1,492,957  $1,122,882  $28,727,078  $29,197,755
                                          ==========  ==========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    132,826     192,508      46,897      59,611    2,084,831    2,606,277
       Units issued......................        727       4,971       5,111       3,032       42,142      108,760
       Units redeemed....................    (20,846)    (64,653)     (7,001)    (15,746)    (514,442)    (630,206)
                                          ----------  ----------  ----------  ----------  -----------  -----------
    Units outstanding at end of
     period..............................    112,707     132,826      45,007      46,897    1,612,531    2,084,831
                                          ==========  ==========  ==========  ==========  ===========  ===========

--------
(ak)Previously known as Oppenheimer Main Street Small Mid Cap

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                       -----------------------------------------------------------------------------
                                              OPPENHEIMER               OPPENHEIMER               OPPENHEIMER
                                        VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS    VARIABLE ACCOUNT FUNDS
                                        (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))   (SERVICE SHARES ("SS"))
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                       ------------------------  ------------------------  ------------------------
                                              OPPENHEIMER                                         OPPENHEIMER
                                                CAPITAL                 OPPENHEIMER            DISCOVERY MID CAP
                                           INCOME (SS) (AL)           CORE BOND (SS)           GROWTH (SS) (AM)
                                       ------------------------  ------------------------  ------------------------
                                           2013         2012         2013         2012         2013         2012
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss).......... $    61,441  $   (55,858) $   937,144  $ 1,015,413  $  (134,546) $  (144,513)
Net realized gains (losses)...........    (307,901)    (622,010)    (953,593)  (1,079,682)     718,328      372,825
Change in unrealized gains
 (losses).............................   1,535,951    2,020,576     (534,424)   2,553,171    1,783,403      976,537
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations......................   1,289,491    1,342,708     (550,873)   2,488,902    2,367,185    1,204,849
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits..............................       3,865       18,043       75,490       54,209        6,833        9,575
Benefit payments......................    (559,852)    (291,966)  (1,105,459)    (744,776)    (212,069)    (209,694)
Payments on termination...............  (2,211,230)  (1,907,333)  (4,548,114)  (4,910,584)  (1,380,405)    (998,498)
Contract Maintenance Charge...........     (45,023)     (55,173)    (106,411)    (122,794)     (36,721)     (43,053)
Transfers among the sub-accounts
 and with the Fixed
 Account--net.........................    (123,599)    (273,049)   1,889,584    2,354,314     (517,851)    (338,017)
                                       -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions...........  (2,935,839)  (2,509,478)  (3,794,910)  (3,369,631)  (2,140,213)  (1,579,687)
                                       -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS...........................  (1,646,348)  (1,166,770)  (4,345,783)    (880,729)     226,972     (374,838)
NET ASSETS AT BEGINNING
 OF PERIOD............................  12,768,665   13,935,435   29,826,486   30,707,215    8,181,368    8,556,206
                                       -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................... $11,122,317  $12,768,665  $25,480,703  $29,826,486  $ 8,408,340  $ 8,181,368
                                       ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning
     of period........................     989,939    1,190,703    3,398,034    3,796,461      524,103      626,024
       Units issued...................      37,976       37,630      511,317      651,575       10,700       18,845
       Units redeemed.................    (249,768)    (238,394)    (945,889)  (1,050,002)    (130,994)    (120,766)
                                       -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period...........................     778,147      989,939    2,963,462    3,398,034      403,809      524,103
                                       ===========  ===========  ===========  ===========  ===========  ===========

--------
(al)Previously known as Oppenheimer Balanced (SS)
(am)Previously known as Oppenheimer Small- & Mid-Cap Growth (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                 ---------------------------------------------------------------------------------
                                        OPPENHEIMER                OPPENHEIMER                 OPPENHEIMER
                                  VARIABLE ACCOUNT FUNDS     VARIABLE ACCOUNT FUNDS      VARIABLE ACCOUNT FUNDS
                                  (SERVICE SHARES ("SS"))    (SERVICE SHARES ("SS"))     (SERVICE SHARES ("SS"))
                                        SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                 ------------------------  --------------------------  --------------------------
                                                                   OPPENHEIMER
                                        OPPENHEIMER             GLOBAL STRATEGIC               OPPENHEIMER
                                     GLOBAL (SS) (AN)              INCOME (SS)              MAIN STREET (SS)
                                 ------------------------  --------------------------  --------------------------
                                     2013         2012         2013          2012          2013          2012
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $   (65,784) $    50,170  $  2,107,469  $  2,896,168  $   (360,085) $   (495,478)
Net realized gains (losses).....     973,139      262,754     1,182,366     2,322,831     4,167,543     1,836,647
Change in unrealized gains
 (losses).......................   2,311,278    2,442,410    (4,595,134)    2,693,441     8,531,465     5,999,811
                                 -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net
 assets from operations.........   3,218,633    2,755,334    (1,305,299)    7,912,440    12,338,923     7,340,980
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................      40,004      114,903       187,070        76,396        91,774        78,235
Benefit payments................    (630,329)    (382,018)   (1,817,537)   (1,746,309)   (1,222,070)     (827,433)
Payments on termination.........  (2,533,505)  (2,833,995)  (13,401,201)  (12,402,775)   (8,650,588)   (7,032,962)
Contract Maintenance
 Charge.........................     (42,965)     (49,911)     (261,173)     (281,130)     (178,243)     (207,094)
Transfers among the
 sub-accounts and with the
 Fixed Account--net.............    (833,494)  (1,165,082)    2,847,489    10,189,137    (4,244,619)   (2,216,774)
                                 -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net
 assets from contract
 transactions...................  (4,000,289)  (4,316,103)  (12,445,352)   (4,164,681)  (14,203,746)  (10,206,028)
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS..................    (781,656)  (1,560,769)  (13,750,651)    3,747,759    (1,864,823)   (2,865,048)
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................  14,797,609   16,358,378    77,553,712    73,805,953    48,809,906    51,674,954
                                 -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD......................... $14,015,953  $14,797,609  $ 63,803,061  $ 77,553,712  $ 46,945,083  $ 48,809,906
                                 ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period........     666,356      876,022     4,256,612     4,507,154     3,053,875     3,708,185
       Units issued.............      16,418       45,692       384,128       874,349        66,708       155,244
       Units redeemed...........    (177,369)    (255,358)   (1,065,521)   (1,124,891)     (847,653)     (809,554)
                                 -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end
     of period..................     505,405      666,356     3,575,219     4,256,612     2,272,930     3,053,875
                                 ===========  ===========  ============  ============  ============  ============

--------
(an)Previously known as Oppenheimer Global Securities (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 --------------------------------------------------------------
                                                        OPPENHEIMER
                                                  VARIABLE ACCOUNT FUNDS   PIMCO VARIABLE      PIMCO VARIABLE
                                                  (SERVICE SHARES ("SS"))  INSURANCE TRUST     INSURANCE TRUST
                                                        SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                                 ------------------------  -----------------  ----------------
                                                        OPPENHEIMER
                                                        MAIN STREET         FOREIGN BOND
                                                    SMALL CAP (SS) (AO)    (US DOLLAR-HEDGED)   MONEY MARKET
                                                 ------------------------  ------------------ ----------------
                                                     2013         2012      2013      2012      2013     2012
                                                 -----------  -----------   ------   ------   -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $  (193,449) $  (278,747) $    6    $   11   $  (288) $  (302)
Net realized gains (losses).....................   3,031,762    1,240,532     108        57        --       --
Change in unrealized gains (losses).............   4,080,369    2,329,484    (129)       66        --        1
                                                 -----------  -----------   ------   ------   -------  -------
Increase (decrease) in net assets from
 operations.....................................   6,918,682    3,291,269     (15)      134      (288)    (301)
                                                 -----------  -----------   ------   ------   -------  -------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................      23,165      184,833      --        --        --       --
Benefit payments................................    (559,770)    (512,202)     --        --        --       --
Payments on termination.........................  (4,011,570)  (3,123,198)     --        --      (627)    (644)
Contract Maintenance Charge.....................     (85,075)     (96,722)     (4)       (4)      (41)     (42)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................  (1,877,886)  (1,348,609)    307        (9)      157       84
                                                 -----------  -----------   ------   ------   -------  -------
Increase (decrease) in net assets from contract
 transactions...................................  (6,511,136)  (4,895,898)    303       (13)     (511)    (602)
                                                 -----------  -----------   ------   ------   -------  -------
INCREASE (DECREASE) IN NET
 ASSETS.........................................     407,546   (1,604,629)    288       121      (799)    (903)
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  20,594,116   22,198,745   1,577     1,456    20,571   21,474
                                                 -----------  -----------   ------   ------   -------  -------
NET ASSETS AT END OF PERIOD..................... $21,001,662  $20,594,116  $1,865    $1,577   $19,772  $20,571
                                                 ===========  ===========   ======   ======   =======  =======
UNITS OUTSTANDING
    Units outstanding at beginning of period....     913,051    1,139,381      98        99     2,035    2,094
       Units issued.............................      37,880       54,366      19        --        16        8
       Units redeemed...........................    (277,256)    (280,696)     --        (1)      (66)     (67)
                                                 -----------  -----------   ------   ------   -------  -------
    Units outstanding at end of period..........     673,675      913,051     117        98     1,985    2,035
                                                 ===========  ===========   ======   ======   =======  =======

--------
(ao)Previously known as Oppenheimer Main Street Small Mid Cap (SS)

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 ----------------------------------------------------------------
                                                 PIMCO VARIABLE       PIMCO VARIABLE          PIMCO VARIABLE
                                                 INSURANCE TRUST     INSURANCE TRUST          INSURANCE TRUST
                                                   SUB-ACCOUNT         SUB-ACCOUNT              SUB-ACCOUNT
                                                 --------------  -----------------------  ----------------------
                                                                                                 PIMCO VIT
                                                                   PIMCO VIT COMMODITY           EMERGING
                                                   PIMCO TOTAL     REAL RETURN STRATEGY        MARKETS BOND
                                                     RETURN          (ADVISOR SHARES)        (ADVISOR SHARES)
                                                 --------------  -----------------------  ----------------------
                                                  2013    2012       2013        2012        2013        2012
                                                 ------  ------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).................... $    9  $   13  $     2,418  $   33,039  $   58,345  $   65,119
Net realized gains (losses).....................     15      28     (465,442)    (51,432)     23,427      60,442
Change in unrealized gains (losses).............    (71)     58     (181,668)    180,482    (258,884)    175,457
                                                 ------  ------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from
 operations.....................................    (47)     99     (644,692)    162,089    (177,112)    301,018
                                                 ------  ------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits........................................     --      --        2,400       2,400          --          --
Benefit payments................................     --      --      (69,185)    (57,175)    (27,386)    (49,969)
Payments on termination.........................     --      --     (438,842)   (470,133)   (336,339)   (386,671)
Contract Maintenance Charge.....................     (5)     (6)     (17,061)    (24,267)     (8,002)    (10,443)
Transfers among the sub-accounts and with the
 Fixed Account--net.............................    255      46     (314,679)    (17,776)    (21,541)    176,973
                                                 ------  ------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets from contract
 transactions...................................    250      40     (837,367)   (566,951)   (393,268)   (270,110)
                                                 ------  ------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS.........................................    203     139   (1,482,059)   (404,862)   (570,380)     30,908
NET ASSETS AT BEGINNING OF
 PERIOD.........................................  1,362   1,223    4,285,652   4,690,514   2,020,339   1,989,431
                                                 ------  ------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF PERIOD..................... $1,565  $1,362  $ 2,803,593  $4,285,652  $1,449,959  $2,020,339
                                                 ======  ======  ===========  ==========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of period....     79      77      421,439     476,770     126,633     144,289
       Units issued.............................     15       3       32,317      20,579      17,142      35,681
       Units redeemed...........................     --      (1)    (125,273)    (75,910)    (44,236)    (53,337)
                                                 ------  ------  -----------  ----------  ----------  ----------
    Units outstanding at end of period..........     94      79      328,483     421,439      99,539     126,633
                                                 ======  ======  ===========  ==========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                 -------------------------------------------------------------------
                                                      PIMCO VARIABLE            PIMCO VARIABLE
                                                      INSURANCE TRUST           INSURANCE TRUST        PROFUNDS VP
                                                        SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
                                                 ------------------------  ------------------------  --------------
                                                         PIMCO VIT                 PIMCO VIT
                                                        REAL RETURN              TOTAL RETURN            PROFUND
                                                     (ADVISOR SHARES)          (ADVISOR SHARES)       VP FINANCIALS
                                                 ------------------------  ------------------------  --------------
                                                     2013         2012         2013         2012      2013    2012
                                                 -----------  -----------  -----------  -----------  ------  ------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).................... $   (25,324) $   (56,415) $    93,743  $   209,605  $  (43) $  (46)
Net realized gains (losses).....................     108,684      673,547      411,113      885,231      55       1
Change in unrealized gains (losses).............    (845,489)     (73,717)  (1,302,005)     790,856     996     705
                                                 -----------  -----------  -----------  -----------  ------  ------
Increase (decrease) in net assets from
 operations.....................................    (762,129)     543,415     (797,149)   1,885,692   1,008     660
                                                 -----------  -----------  -----------  -----------  ------  ------
INCREASE (DECREASE) IN NET ASSETS
 FROM CONTRACT TRANSACTIONS
Deposits........................................          --           --        6,260        7,360      --      --
Benefit payments................................     (84,560)    (212,846)    (338,527)    (658,994)     --      --
Payments on termination.........................  (1,368,272)  (1,295,272)  (4,435,258)  (4,535,351)     --      --
Contract Maintenance Charge.....................     (28,702)     (36,655)     (81,120)    (108,474)     (2)     (2)
Transfers among the sub-accounts and with
 the Fixed Account--net.........................    (840,590)   1,050,022      683,963      571,474    (310)    258
                                                 -----------  -----------  -----------  -----------  ------  ------
Increase (decrease) in net assets from contract
 transactions...................................  (2,322,124)    (494,751)  (4,164,682)  (4,723,985)   (312)    256
                                                 -----------  -----------  -----------  -----------  ------  ------
INCREASE (DECREASE) IN NET
 ASSETS.........................................  (3,084,253)      48,664   (4,961,831)  (2,838,293)    696     916
NET ASSETS AT BEGINNING OF
 PERIOD.........................................   7,958,815    7,910,151   23,458,880   26,297,173   3,605   2,689
                                                 -----------  -----------  -----------  -----------  ------  ------
NET ASSETS AT END OF PERIOD..................... $ 4,874,562  $ 7,958,815  $18,497,049  $23,458,880  $4,301  $3,605
                                                 ===========  ===========  ===========  ===========  ======  ======
UNITS OUTSTANDING
    Units outstanding at beginning of
     period.....................................     546,449      581,170    1,582,517    1,911,971     529     485
       Units issued.............................      28,206      131,458      154,926      191,206      --      44
       Units redeemed...........................    (198,628)    (166,179)    (440,238)    (520,660)    (44)     --
                                                 -----------  -----------  -----------  -----------  ------  ------
    Units outstanding at end of period..........     376,027      546,449    1,297,205    1,582,517     485     529
                                                 ===========  ===========  ===========  ===========  ======  ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                                              ---------------------------------------------------
                                                                PROFUNDS VP     PROFUNDS VP      PROFUNDS VP
                                                                SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT
                                                              --------------  ---------------  -----------------
                                                                                  PROFUND          PROFUND
                                                                  PROFUND        VP MID-CAP          VP
                                                              VP HEALTH CARE       VALUE       TELECOMMUNICATIONS
                                                              --------------  ---------------  -----------------
                                                               2013    2012     2013    2012    2013      2012
                                                              ------  ------  -------  ------   ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $  (48) $  (36) $   (64) $  (60) $   43    $   79
Net realized gains (losses)..................................     62      31    3,927      36     183         9
Change in unrealized gains (losses)..........................  1,244     480   (2,482)    628     128       363
                                                              ------  ------  -------  ------   ------   ------
Increase (decrease) in net assets from operations............  1,258     475    1,381     604     354       451
                                                              ------  ------  -------  ------   ------   ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................     --      --       --      --      --        --
Benefit payments.............................................     --      --       --      --      --        --
Payments on termination......................................     --      --   (6,054)     --      --        --
Contract Maintenance Charge..................................     (2)     (2)     (10)     (9)     (2)       (2)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................   (168)   (292)       2      --    (180)      (93)
                                                              ------  ------  -------  ------   ------   ------
Increase (decrease) in net assets from contract transactions.   (170)   (294)  (6,062)     (9)   (182)      (95)
                                                              ------  ------  -------  ------   ------   ------
INCREASE (DECREASE) IN NET ASSETS............................  1,088     181   (4,681)    595     172       356
NET ASSETS AT BEGINNING OF PERIOD............................  3,474   3,293    4,681   4,086   3,489     3,133
                                                              ------  ------  -------  ------   ------   ------
NET ASSETS AT END OF PERIOD.................................. $4,562  $3,474  $    --  $4,681  $3,661    $3,489
                                                              ======  ======  =======  ======   ======   ======
UNITS OUTSTANDING
    Units outstanding at beginning of period.................    278     305      435     436     345       356
       Units issued..........................................     --      --       --      --      --        --
       Units redeemed........................................    (13)    (27)    (435)     (1)    (17)      (11)
                                                              ------  ------  -------  ------   ------   ------
    Units outstanding at end of period.......................    265     278       --     435     328       345
                                                              ======  ======  =======  ======   ======   ======

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                           --------------------------------------------------------------------
                                              PROFUNDS VP       PUTNAM VARIABLE TRUST    PUTNAM VARIABLE TRUST
                                              SUB-ACCOUNT            SUB-ACCOUNT              SUB-ACCOUNT
                                           -----------------  ------------------------  ----------------------
                                                PROFUND              VT AMERICAN              VT CAPITAL
                                              VP UTILITIES        GOVERNMENT INCOME          OPPORTUNITIES
                                           -----------------  ------------------------  ----------------------
                                             2013     2012        2013         2012        2013        2012
                                           -------  --------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............. $   193  $    123  $      (857) $   350,149  $  (40,400) $  (47,988)
Net realized gains (losses)...............      76     5,685     (958,556)   3,569,988     311,063     133,990
Change in unrealized gains (losses).......   1,849    (7,015)     464,570   (3,773,759)  1,035,483     475,775
                                           -------  --------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 operations...............................   2,118    (1,207)    (494,843)     146,378   1,306,146     561,777
                                           -------  --------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits..................................      --        --       14,238       46,812       3,947       6,748
Benefit payments..........................      --        --     (983,451)  (1,658,404)    (33,712)    (72,037)
Payments on termination...................      --   (30,452)  (4,580,065)  (3,126,490)   (518,716)   (311,812)
Contract Maintenance Charge...............      (8)      (20)     (46,413)     (61,587)    (12,945)    (13,651)
Transfers among the sub-accounts and with
 the Fixed Account--net...................      --        --     (295,635)    (652,920)     66,773    (475,200)
                                           -------  --------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
 contract transactions....................      (8)  (30,472)  (5,891,326)  (5,452,589)   (494,653)   (865,952)
                                           -------  --------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
 ASSETS...................................   2,110   (31,679)  (6,386,169)  (5,306,211)    811,493    (304,175)
NET ASSETS AT BEGINNING OF
 PERIOD...................................  18,201    49,880   26,869,916   32,176,127   4,443,325   4,747,500
                                           -------  --------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF PERIOD............... $20,311  $ 18,201  $20,483,747  $26,869,916  $5,254,818  $4,443,325
                                           =======  ========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period...............................   1,937     5,238    1,585,965    1,896,412     219,370     264,308
       Units issued.......................      --        --       82,331      118,533      32,152       7,762
       Units redeemed.....................      (1)   (3,301)    (426,935)    (428,980)    (55,207)    (52,700)
                                           -------  --------  -----------  -----------  ----------  ----------
    Units outstanding at end of period....   1,936     1,937    1,241,361    1,585,965     196,315     219,370
                                           =======  ========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    --------------------------------------------------------------------------------
                                      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                           SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  --------------------------  -------------------------
                                         VT DIVERSIFIED                VT EQUITY                  VT GEORGE
                                             INCOME                     INCOME                 PUTNAM BALANCED
                                    ------------------------  --------------------------  -------------------------
                                        2013         2012         2013          2012          2013          2012
                                    -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   556,422  $ 1,384,090  $    446,194  $    693,169  $    189,229  $   327,962
Net realized gains (losses)........    (460,758)    (878,391)    8,315,285     5,681,201    (1,499,416)  (3,236,352)
Change in unrealized gains
 (losses)..........................   1,704,506    2,559,125    12,574,193     6,538,467    10,449,701    9,439,204
                                    -----------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from operations...................   1,800,170    3,064,824    21,335,672    12,912,837     9,139,514    6,530,814
                                    -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      12,197      154,024       122,328       128,290       178,807       64,582
Benefit payments...................  (1,290,752)  (1,074,608)   (1,788,716)   (1,745,777)   (1,875,383)  (1,244,881)
Payments on termination............  (2,952,601)  (3,424,842)  (10,756,984)   (8,933,086)   (7,938,341)  (7,040,837)
Contract Maintenance
 Charge............................     (55,008)     (67,090)     (235,778)     (263,750)     (157,101)    (186,722)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (721,226)    (402,759)   (3,658,799)   (5,422,946)     (573,700)  (1,318,627)
                                    -----------  -----------  ------------  ------------  ------------  -----------
Increase (decrease) in net assets
 from contract transactions........  (5,007,390)  (4,815,275)  (16,317,949)  (16,237,269)  (10,365,718)  (9,726,485)
                                    -----------  -----------  ------------  ------------  ------------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (3,207,220)  (1,750,451)    5,017,723    (3,324,432)   (1,226,204)  (3,195,671)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  31,045,861   32,796,312    76,738,265    80,062,697    60,167,284   63,362,955
                                    -----------  -----------  ------------  ------------  ------------  -----------
NET ASSETS AT END OF
 PERIOD............................ $27,838,641  $31,045,861  $ 81,755,988  $ 76,738,265  $ 58,941,080  $60,167,284
                                    ===========  ===========  ============  ============  ============  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,757,585    2,041,312     4,564,695     5,589,654     5,103,989    5,947,992
       Units issued................      86,683      137,893       201,452       212,114       196,493      246,383
       Units redeemed..............    (359,899)    (421,620)   (1,048,822)   (1,237,073)     (991,944)  (1,090,386)
                                    -----------  -----------  ------------  ------------  ------------  -----------
    Units outstanding at end of
     period........................   1,484,369    1,757,585     3,717,325     4,564,695     4,308,538    5,103,989
                                    ===========  ===========  ============  ============  ============  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    -----------------------------------------------------------------------------
                                      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                    ------------------------  ------------------------  ------------------------
                                            VT GLOBAL                 VT GLOBAL                 VT GLOBAL
                                        ASSET ALLOCATION               EQUITY                  HEALTH CARE
                                    ------------------------  ------------------------  ------------------------
                                        2013         2012         2013         2012         2013         2012
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $    97,320  $  (184,626) $    26,731  $    50,590  $   (83,495) $   (29,087)
Net realized gains (losses)........     899,473      445,889     (248,179)  (1,030,259)   1,853,457    2,358,998
Change in unrealized gains
 (losses)..........................   3,024,230    2,810,964    4,878,650    3,850,236    7,212,845    2,290,842
                                    -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from operations...................   4,021,023    3,072,227    4,657,202    2,870,567    8,982,807    4,620,753
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................     425,013      268,347        7,842       14,889       44,381      110,032
Benefit payments...................    (526,867)    (773,057)    (332,981)    (461,943)    (279,150)    (491,873)
Payments on termination............  (3,828,128)  (2,942,303)  (1,965,172)  (1,489,877)  (2,311,128)  (2,526,762)
Contract Maintenance Charge........     (70,176)     (84,503)     (50,157)     (53,557)     (86,425)     (91,494)
Transfers among the sub-accounts
 and with the Fixed
 Account--net......................     689,278   (1,499,493)    (250,485)    (784,932)  (1,322,642)  (1,103,103)
                                    -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (3,310,880)  (5,031,009)  (2,590,953)  (2,775,420)  (3,954,964)  (4,103,200)
                                    -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................     710,143   (1,958,782)   2,066,249       95,147    5,027,843      517,553
NET ASSETS AT BEGINNING
 OF PERIOD.........................  24,354,043   26,312,825   16,629,271   16,534,124   24,419,206   23,901,653
                                    -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $25,064,186  $24,354,043  $18,695,520  $16,629,271  $29,447,049  $24,419,206
                                    ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,667,086    2,012,992    1,893,013    2,225,944    1,678,081    1,982,371
       Units issued................     147,001      113,600       60,373       37,382       29,098       68,885
       Units redeemed..............    (344,386)    (459,506)    (321,614)    (370,313)    (257,787)    (373,175)
                                    -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period........................   1,469,701    1,667,086    1,631,772    1,893,013    1,449,392    1,678,081
                                    ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    -------------------------------------------------------------------------------
                                      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                           SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  --------------------------  ------------------------
                                            VT GLOBAL                VT GROWTH AND                VT GROWTH
                                            UTILITIES                   INCOME                  OPPORTUNITIES
                                    ------------------------  --------------------------  ------------------------
                                        2013         2012         2013          2012          2013         2012
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   131,277  $   308,626  $    402,187  $    468,036  $   (93,274) $  (135,008)
Net realized gains (losses)........      41,869     (414,076)     (108,474)   (7,093,409)     409,024       52,182
Change in unrealized gains
 (losses)..........................   1,248,147      578,208    43,169,403    29,741,323    2,646,141    1,558,798
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from operations...................   1,421,293      472,758    43,463,116    23,115,950    2,961,891    1,475,972
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................       7,403       50,345       128,173       310,967       19,869       11,548
Benefit payments...................    (382,605)    (364,060)   (4,124,888)   (4,353,521)    (199,652)    (240,565)
Payments on termination............  (1,143,100)  (1,202,662)  (15,342,505)  (14,121,142)  (1,227,779)    (914,828)
Contract Maintenance
 Charge............................     (31,268)     (37,413)     (347,130)     (384,935)     (28,674)     (32,210)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (468,375)    (879,652)   (5,392,999)   (7,060,736)    (326,990)    (192,858)
                                    -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
 from contract transactions........  (2,017,945)  (2,433,442)  (25,079,349)  (25,609,367)  (1,763,226)  (1,368,913)
                                    -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS........................    (596,652)  (1,960,684)   18,383,767    (2,493,417)   1,198,665      107,059
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  12,146,199   14,106,883   139,367,188   141,860,605    9,607,704    9,500,645
                                    -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
 PERIOD............................ $11,549,547  $12,146,199  $157,750,955  $139,367,188  $10,806,369  $ 9,607,704
                                    ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,039,879    1,245,347    12,240,404    14,616,999    1,846,961    2,117,161
       Units issued................      30,083       35,569       267,423       372,204       90,696      133,090
       Units redeemed..............    (187,382)    (241,037)   (2,112,416)   (2,748,799)    (388,233)    (403,290)
                                    -----------  -----------  ------------  ------------  -----------  -----------
    Units outstanding at end of
     period........................     882,580    1,039,879    10,395,411    12,240,404    1,549,424    1,846,961
                                    ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                 ---------------------------------------------------------------------------------
                                   PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST
                                        SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                 ------------------------  --------------------------  --------------------------
                                                                                                   VT
                                                                                              INTERNATIONAL
                                       VT HIGH YIELD                VT INCOME                    EQUITY
                                 ------------------------  --------------------------  --------------------------
                                     2013         2012         2013          2012          2013          2012
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS
Net investment income
 (loss)......................... $ 2,371,764  $ 2,829,949  $  2,150,100  $  3,626,008  $    (57,694) $    656,621
Net realized gains (losses).....     162,466     (156,969)      (28,471)     (322,285)   (3,186,010)   (8,327,269)
Change in unrealized gains
 (losses).......................      26,536    3,367,736    (1,820,516)    5,450,427    25,060,014    24,909,654
                                 -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net
 assets from operations.........   2,560,766    6,040,716       301,113     8,754,150    21,816,310    17,239,006
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits........................      74,909      125,428       202,628       132,982       104,215       187,469
Benefit payments................    (873,944)  (1,009,879)   (2,934,607)   (2,399,743)   (1,914,154)   (2,316,311)
Payments on termination.........  (5,368,785)  (6,066,244)  (12,504,814)  (12,464,625)  (11,195,499)   (9,457,267)
Contract Maintenance
 Charge.........................    (120,293)    (141,774)     (258,731)     (310,995)     (241,113)     (275,200)
Transfers among the
 sub-accounts and with the
 Fixed Account--net.............    (968,024)     (27,634)      975,923      (747,892)   (4,083,499)   (6,107,832)
                                 -----------  -----------  ------------  ------------  ------------  ------------
Increase (decrease) in net
 assets from contract
 transactions...................  (7,256,137)  (7,120,103)  (14,519,601)  (15,790,273)  (17,330,050)  (17,969,141)
                                 -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE)
 IN NET ASSETS..................  (4,695,371)  (1,079,387)  (14,218,488)   (7,036,123)    4,486,260      (730,135)
NET ASSETS AT
 BEGINNING OF
 PERIOD.........................  44,424,666   45,504,053    95,917,810   102,953,933    92,598,484    93,328,619
                                 -----------  -----------  ------------  ------------  ------------  ------------
NET ASSETS AT END OF
 PERIOD......................... $39,729,295  $44,424,666  $ 81,699,322  $ 95,917,810  $ 97,084,744  $ 92,598,484
                                 ===========  ===========  ============  ============  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period........   2,136,172    2,500,292     5,874,394     6,875,073     7,707,149     9,303,600
       Units issued.............     132,349      222,421       533,458       504,467       234,377       333,937
       Units redeemed...........    (464,891)    (586,541)   (1,430,895)   (1,505,146)   (1,502,302)   (1,930,388)
                                 -----------  -----------  ------------  ------------  ------------  ------------
    Units outstanding at end
     of period..................   1,803,630    2,136,172     4,976,957     5,874,394     6,439,224     7,707,149
                                 ===========  ===========  ============  ============  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    ------------------------------------------------------------------------------
                                      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                           SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                    ------------------------  ------------------------  -------------------------
                                               VT                        VT
                                          INTERNATIONAL             INTERNATIONAL
                                             GROWTH                     VALUE                  VT INVESTORS
                                    ------------------------  ------------------------  -------------------------
                                        2013         2012         2013         2012         2013         2012
                                    -----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   (45,241) $     9,984  $   186,127  $   273,931  $    51,229  $    (43,620)
Net realized gains (losses)........     384,521      110,302     (693,037)  (1,878,252)   1,621,994      (152,267)
Change in unrealized gains
 (losses)..........................   2,311,028    2,410,788    3,441,218    4,462,701   14,020,635     7,897,103
                                    -----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets
 from operations...................   2,650,308    2,531,074    2,934,308    2,858,380   15,693,858     7,701,216
                                    -----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      32,597       75,518       14,050       38,592       74,169       157,870
Benefit payments...................    (246,565)     (99,121)    (339,664)    (434,483)  (1,098,828)   (1,631,852)
Payments on termination............  (1,295,732)  (1,084,707)  (1,169,910)  (1,691,259)  (5,550,839)   (5,280,904)
Contract Maintenance Charge........     (49,678)     (55,662)     (43,677)     (50,046)    (148,451)     (170,441)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................    (424,519)  (1,294,699)    (388,514)  (1,295,325)  (2,475,247)   (3,134,487)
                                    -----------  -----------  -----------  -----------  -----------  ------------
Increase (decrease) in net assets
 from contract transactions........  (1,983,897)  (2,458,671)  (1,927,715)  (3,432,521)  (9,199,196)  (10,059,814)
                                    -----------  -----------  -----------  -----------  -----------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................     666,411       72,403    1,006,593     (574,141)   6,494,662    (2,358,598)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  14,072,699   14,000,296   15,368,604   15,942,745   51,363,537    53,722,135
                                    -----------  -----------  -----------  -----------  -----------  ------------
NET ASSETS AT END OF
 PERIOD............................ $14,739,110  $14,072,699  $16,375,197  $15,368,604  $57,858,199  $ 51,363,537
                                    ===========  ===========  ===========  ===========  ===========  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   1,305,998    1,545,333    1,238,497    1,543,305    5,774,716     6,981,283
       Units issued................      47,304       54,621       46,307       46,834       59,284       172,150
       Units redeemed..............    (226,999)    (293,956)    (189,236)    (351,642)    (950,067)   (1,378,717)
                                    -----------  -----------  -----------  -----------  -----------  ------------
    Units outstanding at end of
     period........................   1,126,303    1,305,998    1,095,568    1,238,497    4,883,933     5,774,716
                                    ===========  ===========  ===========  ===========  ===========  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                    -------------------------------------------------------------------------------
                                       PUTNAM VARIABLE TRUST       PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST
                                            SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                    --------------------------  --------------------------  ----------------------
                                          VT MONEY MARKET           VT MULTI CAP GROWTH       VT MULTI CAP VALUE
                                    --------------------------  --------------------------  ----------------------
                                        2013          2012          2013          2012         2013        2012
                                    ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $ (1,108,935) $ (1,310,326) $   (698,311) $   (913,442) $  (11,271) $  (63,397)
Net realized gains (losses)........           --            --     2,293,723       155,441     286,496     (19,495)
Change in unrealized gains
 (losses)..........................           --            --    21,820,184    11,897,667   2,103,067     957,731
                                    ------------  ------------  ------------  ------------  ----------  ----------
Increase (decrease) in net assets
 from operations...................   (1,108,935)   (1,310,326)   23,415,596    11,139,666   2,378,292     874,839
                                    ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      308,460     1,017,781       117,297       225,290       8,043       5,107
Benefit payments...................   (2,661,207)   (4,757,386)   (1,132,901)   (1,750,906)   (110,013)   (127,081)
Payments on termination............  (32,621,685)  (32,898,089)   (7,279,925)   (6,856,377)   (793,758)   (365,156)
Contract Maintenance Charge........     (326,350)     (392,511)     (256,038)     (287,101)    (17,125)    (18,305)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................   19,929,387    27,437,996    (3,739,628)   (4,912,415)    (82,977)   (100,693)
                                    ------------  ------------  ------------  ------------  ----------  ----------
Increase (decrease) in net assets
 from contract transactions........  (15,371,395)   (9,592,209)  (12,291,195)  (13,581,509)   (995,830)   (606,128)
                                    ------------  ------------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN
 NET ASSETS........................  (16,480,330)  (10,902,535)   11,124,401    (2,441,843)  1,382,462     268,711
NET ASSETS AT
 BEGINNING OF
 PERIOD............................   81,872,925    92,775,460    74,102,421    76,544,264   6,488,384   6,219,673
                                    ------------  ------------  ------------  ------------  ----------  ----------
NET ASSETS AT END OF
 PERIOD............................ $ 65,392,595  $ 81,872,925  $ 85,226,822  $ 74,102,421  $7,870,846  $6,488,384
                                    ============  ============  ============  ============  ==========  ==========
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........    8,055,080     8,989,434     8,569,440    10,185,088     347,532     381,874
       Units issued................    3,683,580     4,143,569       122,607       177,091      28,444      34,922
       Units redeemed..............   (5,168,364)   (5,077,923)   (1,340,679)   (1,792,739)    (74,778)    (69,264)
                                    ------------  ------------  ------------  ------------  ----------  ----------
    Units outstanding at end of
     period........................    6,570,296     8,055,080     7,351,368     8,569,440     301,198     347,532
                                    ============  ============  ============  ============  ==========  ==========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                    -------------------------------------------------------------------------------
                                      PUTNAM VARIABLE TRUST     PUTNAM VARIABLE TRUST      PUTNAM VARIABLE TRUST
                                           SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                    ------------------------  ------------------------  --------------------------
                                           VT RESEARCH           VT SMALL CAP VALUE             VT VOYAGER
                                    ------------------------  ------------------------  --------------------------
                                        2013         2012         2013         2012         2013          2012
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)....... $   (68,515) $   (93,747) $  (284,082) $  (456,406) $   (724,714) $ (1,254,654)
Net realized gains (losses)........   1,124,502      504,321    2,152,319     (618,290)    4,029,096      (214,842)
Change in unrealized gains
 (losses)..........................   5,938,683    3,536,687   12,462,880    7,461,276    34,810,368    14,841,924
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from operations...................   6,994,670    3,947,261   14,331,117    6,386,580    38,114,750    13,372,428
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT
 TRANSACTIONS
Deposits...........................      21,084       42,280       26,725       70,449       128,626       236,513
Benefit payments...................    (345,337)    (615,369)    (961,425)    (784,024)   (2,698,176)   (2,465,969)
Payments on termination............  (2,503,419)  (2,728,514)  (6,026,650)  (4,670,650)  (12,398,643)  (10,940,057)
Contract Maintenance
 Charge............................     (69,486)     (81,730)     (72,165)     (82,510)     (314,841)     (353,565)
Transfers among the
 sub-accounts and with the
 Fixed Account--net................  (1,356,901)  (2,052,353)  (1,271,530)  (2,776,198)   (5,198,021)   (5,543,481)
                                    -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
 from contract transactions........  (4,254,059)  (5,435,686)  (8,305,045)  (8,242,933)  (20,481,055)  (19,066,559)
                                    -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS........................   2,740,611   (1,488,425)   6,026,072   (1,856,353)   17,633,695    (5,694,131)
NET ASSETS AT
 BEGINNING OF
 PERIOD............................  24,257,555   25,745,980   41,992,163   43,848,516   101,747,168   107,441,299
                                    -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD............................ $26,998,166  $24,257,555  $48,018,235  $41,992,163  $119,380,863  $101,747,168
                                    ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at
     beginning of period...........   2,278,607    2,809,602    2,165,359    2,622,944    10,008,270    11,845,035
       Units issued................      34,932       55,711       86,559       99,331       196,884       371,211
       Units redeemed..............    (381,942)    (586,706)    (438,434)    (556,916)   (1,862,101)   (2,207,976)
                                    -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period........................   1,931,597    2,278,607    1,813,484    2,165,359     8,343,053    10,008,270
                                    ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                              THE UNIVERSAL               THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                               SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                                                                                   VAN KAMPEN UIF
                                             VAN KAMPEN UIF              VAN KAMPEN UIF            GLOBAL TACTICAL
                                                CORE PLUS                   EMERGING              ASSET ALLOCATION
                                              FIXED INCOME               MARKETS EQUITY            PORTFOLIO (AE)
                                          ------------------------  ------------------------  ------------------------
                                             2013         2012          2013         2012         2013         2012
                                           ---------    ---------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  16,643    $  30,473    $  (119,632) $  (468,232) $  (848,514) $    58,993
Net realized gains (losses)..............    (4,761)       2,443        555,468      202,668      243,466     (440,971)
Change in unrealized gains (losses)......   (28,226)      40,442     (1,186,166)   5,010,863    9,141,244    1,815,565
                                           ---------    ---------   -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   (16,344)      73,358       (750,330)   4,745,299    8,536,196    1,433,587
                                           ---------    ---------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       550          486          1,196        4,173       69,001        8,825
Benefit payments.........................        --           --       (839,604)  (1,103,552)  (2,935,108)    (307,649)
Payments on termination..................  (127,015)    (163,134)    (2,438,103)  (2,366,823)  (6,704,990)  (1,230,615)
Contract Maintenance Charge..............      (210)        (272)        (8,537)     (10,375)     (27,405)      (5,348)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (107,457)       5,581     (1,316,698)    (999,966)  80,792,780     (315,453)
                                           ---------    ---------   -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (234,132)    (157,339)    (4,601,746)  (4,476,543)  71,194,278   (1,850,240)
                                           ---------    ---------   -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................  (250,476)     (83,981)    (5,352,076)     268,756   79,730,474     (416,653)
NET ASSETS AT BEGINNING OF
 PERIOD..................................   909,790      993,771     28,582,817   28,314,061   12,306,842   12,723,495
                                           ---------    ---------   -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $ 659,314    $ 909,790    $23,230,741  $28,582,817  $92,037,316  $12,306,842
                                           =========    =========   ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................    63,832       74,294      1,376,954    1,607,448    1,140,279    1,319,768
       Units issued......................       582        2,732         57,045       81,662    6,458,191       44,651
       Units redeemed....................   (16,810)     (13,194)      (291,698)    (312,156)  (1,062,663)    (224,140)
                                           ---------    ---------   -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................    47,604       63,832      1,142,301    1,376,954    6,535,807    1,140,279
                                           =========    =========   ===========  ===========  ===========  ===========

--------
(ae)On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                                THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------  ------------------------  ------------------------
                                               VAN KAMPEN UIF            VAN KAMPEN UIF            VAN KAMPEN UIF
                                                   GROWTH                MID CAP GROWTH           U.S. REAL ESTATE
                                          ------------------------  ------------------------  ------------------------
                                              2013         2012         2013         2012         2013         2012
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss)............. $  (287,222) $  (405,209) $  (208,565) $  (288,303) $  (126,535) $  (182,007)
Net realized gains (losses)..............   3,262,900    2,780,677    1,148,322    2,508,373      523,424      264,565
Change in unrealized gains (losses)......   6,322,922      683,457    3,824,471     (976,817)    (195,383)   2,837,556
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................   9,298,600    3,058,925    4,764,228    1,243,253      201,506    2,920,114
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................       8,819       39,036        1,980          580        3,295        3,355
Benefit payments.........................  (1,084,916)    (697,110)    (869,071)    (748,178)    (821,539)    (868,461)
Payments on termination..................  (2,815,617)  (2,789,644)  (2,128,345)  (2,217,508)  (2,078,367)  (2,449,633)
Contract Maintenance Charge..............     (34,273)     (41,340)      (5,244)      (6,222)      (6,771)      (8,304)
Transfers among the sub-accounts and
 with the Fixed Account--net.............  (1,340,526)    (842,332)    (649,878)    (783,263)      46,231      (58,823)
                                          -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................  (5,266,513)  (4,331,390)  (3,650,558)  (3,754,591)  (2,857,151)  (3,381,866)
                                          -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................   4,032,087   (1,272,465)   1,113,670   (2,511,338)  (2,655,645)    (461,752)
NET ASSETS AT BEGINNING OF
 PERIOD..................................  23,349,893   24,622,358   15,471,246   17,982,584   21,401,340   21,863,092
                                          -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD.................................. $27,381,980  $23,349,893  $16,584,916  $15,471,246  $18,745,695  $21,401,340
                                          ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................   1,900,701    2,254,884      820,313    1,018,622      681,791      793,123
       Units issued......................      81,527       87,202       38,238       47,127       54,728       67,407
       Units redeemed....................    (442,585)    (441,385)    (207,167)    (245,436)    (139,114)    (178,739)
                                          -----------  -----------  -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................   1,539,643    1,900,701      651,384      820,313      597,405      681,791
                                          ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                        -------------------------------------------------------------------------------
                                              THE UNIVERSAL             THE UNIVERSAL              THE UNIVERSAL
                                        INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.  INSTITUTIONAL FUNDS, INC.
                                               (CLASS II)                (CLASS II)                 (CLASS II)
                                               SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                        ------------------------  ------------------------  --------------------------
                                             VAN KAMPEN UIF            VAN KAMPEN UIF             VAN KAMPEN UIF
                                                EMERGING                  EMERGING                    GLOBAL
                                         MARKETS DEBT (CLASS II)  MARKETS EQUITY (CLASS II)    FRANCHISE (CLASS II)
                                        ------------------------  ------------------------  --------------------------
                                            2013         2012         2013         2012         2013          2012
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 OPERATIONS
Net investment income (loss)........... $   321,663  $   195,234  $   (57,282) $  (204,166) $    472,633  $    306,075
Net realized gains (losses)............     398,986      413,058      166,060      (49,726)    6,827,912     3,916,751
Change in unrealized gains
 (losses)..............................  (2,187,913)   1,815,773     (422,654)   2,284,714       889,359     3,067,126
                                        -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 operations............................  (1,467,264)   2,424,065     (313,876)   2,030,822     8,189,904     7,289,952
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits...............................      40,944       29,041       20,816        9,002        49,791        66,120
Benefit payments.......................    (200,814)    (323,255)    (254,974)    (175,525)   (1,270,829)   (1,173,001)
Payments on termination................  (2,649,608)  (3,385,349)  (2,101,258)  (2,177,044)   (9,841,269)   (9,793,530)
Contract Maintenance Charge............     (50,813)     (68,740)     (44,426)     (59,578)     (181,619)     (226,858)
Transfers among the sub-accounts
 and with the Fixed
 Account--net..........................     904,787     (436,043)     220,000     (353,420)   (1,595,053)   (1,332,872)
                                        -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets from
 contract transactions.................  (1,955,504)  (4,184,346)  (2,159,842)  (2,756,565)  (12,838,979)  (12,460,141)
                                        -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
 NET ASSETS............................  (3,422,768)  (1,760,281)  (2,473,718)    (725,743)   (4,649,075)   (5,170,189)
NET ASSETS AT BEGINNING
 OF PERIOD.............................  15,434,278   17,194,559   11,766,379   12,492,122    51,201,919    56,372,108
                                        -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
 PERIOD................................ $12,011,510  $15,434,278  $ 9,292,661  $11,766,379  $ 46,552,844  $ 51,201,919
                                        ===========  ===========  ===========  ===========  ============  ============
UNITS OUTSTANDING
    Units outstanding at beginning
     of period.........................     604,953      781,681      337,810      422,384     2,388,625     2,988,403
       Units issued....................      76,368       50,397       39,507       24,060        68,866       126,980
       Units redeemed..................    (157,620)    (227,125)    (103,186)    (108,634)     (601,647)     (726,758)
                                        -----------  -----------  -----------  -----------  ------------  ------------
    Units outstanding at end of
     period............................     523,701      604,953      274,131      337,810     1,855,844     2,388,625
                                        ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,

                                          -----------------------------------------------------------------------------
                                                THE UNIVERSAL             THE UNIVERSAL             THE UNIVERSAL
                                          INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                 (CLASS II)                (CLASS II)                (CLASS II)
                                                 SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                          ------------------------- ------------------------  ------------------------
                                            VAN KAMPEN UIF GLOBAL                                  VAN KAMPEN UIF
                                          TACTICAL ASSET ALLOCATION      VAN KAMPEN UIF                MID CAP
                                          PORTFOLIO (CLASS II) (AG)     GROWTH (CLASS II)         GROWTH (CLASS II)
                                          ------------------------- ------------------------  ------------------------
                                                  2013 (M)              2013         2012         2013         2012
                                          ------------------------- -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS
Net investment income (loss).............        $  (353,017)       $   (96,005) $  (121,096) $  (341,709) $  (424,313)
Net realized gains (losses)..............            194,305          1,294,707    1,059,273    1,673,263    3,475,749
Change in unrealized gains (losses)......          2,925,892          1,383,066      (21,770)   5,862,370   (1,227,997)
                                                 -----------        -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 operations..............................          2,767,180          2,581,768      916,407    7,193,924    1,823,439
                                                 -----------        -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS FROM CONTRACT
 TRANSACTIONS
Deposits.................................              3,780             86,135        1,220       47,111       26,676
Benefit payments.........................           (595,958)          (191,225)    (188,069)    (647,580)    (551,714)
Payments on termination..................         (3,026,532)        (1,311,924)  (1,368,607)  (4,205,056)  (3,524,351)
Contract Maintenance Charge..............            (38,236)           (22,405)     (22,306)    (102,785)    (117,689)
Transfers among the sub-accounts and
 with the Fixed Account--net.............         32,869,182           (680,258)    (315,427)  (1,973,607)    (415,430)
                                                 -----------        -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
 contract transactions...................         29,212,236         (2,119,677)  (1,893,189)  (6,881,917)  (4,582,508)
                                                 -----------        -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
 ASSETS..................................         31,979,416            462,091     (976,782)     312,007   (2,759,069)
NET ASSETS AT BEGINNING OF
 PERIOD..................................                 --          6,731,642    7,708,424   23,493,200   26,252,269
                                                 -----------        -----------  -----------  -----------  -----------
NET ASSETS AT END OF
 PERIOD..................................        $31,979,416        $ 7,193,733  $ 6,731,642  $23,805,207  $23,493,200
                                                 ===========        ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of
     period..............................                 --            394,116      508,763    1,394,377    1,641,336
       Units issued......................          2,608,145             19,720       20,690       35,949      115,883
       Units redeemed....................           (341,699)          (125,456)    (135,337)    (392,961)    (362,842)
                                                 -----------        -----------  -----------  -----------  -----------
    Units outstanding at end of
     period..............................          2,266,446            288,380      394,116    1,037,365    1,394,377
                                                 ===========        ===========  ===========  ===========  ===========

--------
(m)For the period beginning April 26, 2013 and ended December 31, 2013
(ag)On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)


                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,


                                                              ---------------------------------------------------
                                                                    THE UNIVERSAL             THE UNIVERSAL
                                                              INSTITUTIONAL FUNDS, INC. INSTITUTIONAL FUNDS, INC.
                                                                     (CLASS II)                (CLASS II)
                                                                     SUB-ACCOUNT               SUB-ACCOUNT
                                                              ------------------------  ------------------------
                                                                   VAN KAMPEN UIF            VAN KAMPEN UIF
                                                                    SMALL COMPANY               U.S. REAL
                                                                  GROWTH (CLASS II)         ESTATE (CLASS II)
                                                              ------------------------  ------------------------
                                                                  2013         2012         2013         2012
                                                              -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)................................. $  (190,117) $  (184,635) $  (316,873) $  (466,338)
Net realized gains (losses)..................................   1,480,168      542,083    1,051,069      433,426
Change in unrealized gains (losses)..........................   4,540,284      979,910     (418,503)   6,008,989
                                                              -----------  -----------  -----------  -----------
Increase (decrease) in net assets from operations............   5,830,335    1,337,358      315,693    5,976,077
                                                              -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS FROM
 CONTRACT TRANSACTIONS
Deposits.....................................................       7,324       21,201       53,228       66,447
Benefit payments.............................................    (306,668)    (346,762)    (860,700)    (653,724)
Payments on termination......................................  (1,751,587)  (1,580,974)  (7,045,278)  (6,748,899)
Contract Maintenance Charge..................................     (42,578)     (42,862)    (154,233)    (191,572)
Transfers among the sub-accounts and with the Fixed
 Account--net................................................    (898,894)    (619,959)   2,142,005   (1,530,855)
                                                              -----------  -----------  -----------  -----------
Increase (decrease) in net assets from contract transactions.  (2,992,403)  (2,569,356)  (5,864,978)  (9,058,603)
                                                              -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS............................   2,837,932   (1,231,998)  (5,549,285)  (3,082,526)
NET ASSETS AT BEGINNING OF PERIOD............................   9,880,340   11,112,338   42,443,603   45,526,129
                                                              -----------  -----------  -----------  -----------
NET ASSETS AT END OF PERIOD.................................. $12,718,272  $ 9,880,340  $36,894,318  $42,443,603
                                                              ===========  ===========  ===========  ===========
UNITS OUTSTANDING
    Units outstanding at beginning of period.................     474,136      600,704    1,553,316    1,894,222
       Units issued..........................................       8,032       13,402      153,078       88,940
       Units redeemed........................................    (119,500)    (139,970)    (358,348)    (429,846)
                                                              -----------  -----------  -----------  -----------
    Units outstanding at end of period.......................     362,668      474,136    1,348,046    1,553,316
                                                              ===========  ===========  ===========  ===========

                      See notes to financial statements.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.     ORGANIZATION

Allstate Financial Advisors Separate Account I (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Allstate Life Insurance Company ("Allstate"). The assets of the Account are legally segregated from those of Allstate. Allstate is wholly owned by Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

The assets within the Account are legally segregated from each other into sub-accounts (the "sub-accounts"). On June 1, 2006, Allstate completed the disposal of substantially all of its variable annuity business through a combination of coinsurance and modified coinsurance reinsurance, and administrative services agreements with subsidiaries of Prudential Financial, Inc ("Prudential"). Prudential is responsible for servicing the individual annuity contracts, including those of the Account. The reinsurance Agreements do not extinguish Allstate's contractual obligations to the contractholders. Allstate continues to be responsible for all contract terms and conditions. The obligations of Prudential under the reinsurance and administrative agreements are to Allstate.

Allstate issued the following variable annuity contracts through the Account (collectively the "Contracts"). The Account accepts additional deposits from existing contractholders but is closed to new contractholders.

AIM Lifetime America Variable Annuity Series (Classic, Freedom, and Regal) AIM Lifetime Enhanced ChoiceSM Variable Annuity
AIM Lifetime PlusSM Variable Annuity
AIM Lifetime PlusSM II Variable Annuity
Allstate Advisor Variable Annuity (Base, Plus, and Preferred)
Allstate Advisor (STI) Variable Annuity (Base and Preferred)
Allstate Personal Retirement Manager
Allstate Provider Variable Annuity
Allstate Provider Variable Annuity Series (Advantage, Extra, and Ultra) Allstate Retirement Access VA B Series
Allstate Retirement Access VA L Series
Allstate Retirement Access VA X Series
Allstate Variable Annuity (Base and L-Share)
Morgan Stanley Variable Annuity
Morgan Stanley Variable Annuity II
Morgan Stanley Variable Annuity II Asset Manager
Morgan Stanley Variable Annuity 3
Morgan Stanley Variable Annuity 3 Asset Manager
Preferred Client Variable Annuity
Putnam Allstate Advisor Variable Annuity (Base, Plus, Preferred, Apex) Scudder Horizon Advantage Variable Annuity
Select Directions Variable Annuity
STI Classic Variable Annuity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Absent any Contract provisions wherein Allstate contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts listed below invest in the corresponding mutual fund portfolios and the underlying mutual funds (collectively the "Funds"):

ADVANCED SERIES TRUST                      ADVANCED SERIES TRUST (CONTINUED)
       AST Academic Strategies Asset              AST Goldman Sachs Multi-Asset
          Allocation                                 (Previously known as AST
       AST Advanced Strategies                       Horizon Moderate Asset
       AST AQR Emerging Markets                      Allocation)
          Equity* (For the period                 AST Goldman Sachs Small-Cap
          beginning February 25, 2013                Value
          and ended December 31, 2013)            AST Herndon Large-Cap Value
       AST AQR Large-Cap* (For the                   (Previously known as AST
          period beginning April 29,                 BlackRock Value)
          2013 and ended December 31,             AST High Yield
          2013)                                   AST International Growth
       AST Balanced Asset Allocation              AST International Value
       AST BlackRock Global Strategies            AST Investment Grade Bond
       AST BlackRock iShares ETF*                 AST Jennison Large-Cap Growth*
          (For the period beginning               AST Jennison Large-Cap Value*
          April 29, 2013 and ended                AST J.P. Morgan Global Thematic
          December 31, 2013)                      AST J.P. Morgan International
       AST Bond Portfolio 2016*                      Equity (Previously known as
       AST Bond Portfolio 2018                       AST JPMorgan International
       AST Bond Portfolio 2019                       Equity)
       AST Bond Portfolio 2020                    AST J.P. Morgan Strategic
       AST Bond Portfolio 2021*                      Opportunities
       AST Bond Portfolio 2022                    AST Large-Cap Value
       AST Bond Portfolio 2023                    AST Loomis Sayles Large-Cap
       AST Bond Portfolio 2024 (For                  Growth (Previously known as
          the period beginning                       AST Marsico Capital Growth)
          January 2, 2013 and ended               AST Lord Abbett Core Fixed
          December 31, 2013)                         Income
       AST Capital Growth Asset                   AST MFS Global Equity
          Allocation                              AST MFS Growth
       AST ClearBridge Dividend                   AST MFS Large-Cap Value*
          Growth* (For the period                 AST Mid-Cap Value
          beginning February 25, 2013             AST Money Market
          and ended December 31, 2013)            AST Neuberger Berman Core Bond*
       AST Cohen & Steers Realty                  AST Neuberger Berman / LSV
       AST Defensive Asset                           Mid-Cap Value
          Allocation* (For the period             AST Neuberger Berman Mid-Cap
          beginning April 29, 2013                   Growth
          and ended December 31, 2013)            AST Neuberger Berman Small-Cap
       AST Federated Aggressive Growth               Growth*
       AST FI Pyramis(R) Asset                    AST New Discovery Asset
          Allocation                                 Allocation
       AST First Trust Balanced Target            AST Western Asset Emerging
       AST Franklin Templeton                        Markets Debt*
          Founding Funds Allocation               AST Parametric Emerging
       AST Franklin Templeton                        Markets Equity
          Founding Funds Plus* (For               AST PIMCO Limited Maturity Bond
          the period beginning                    AST PIMCO Total Return Bond
          April 29, 2013 and ended                AST Preservation Asset
          December 31, 2013)                         Allocation
       AST Global Real Estate                     AST Prudential Core Bond*
       AST Goldman Sachs Concentrated
          Growth
       AST Goldman Sachs Large-Cap
          Value
       AST Goldman Sachs Mid-Cap
          Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 ADVANCED SERIES TRUST               DWS INVESTMENTS VARIABLE SERIES I
   (CONTINUED)                              DWS Bond VIP A
        AST Prudential Growth               DWS Capital Growth VIP A
           Allocation                       DWS Core Equity VIP A
           (Previously known as             DWS Global Small Cap Growth
           AST First Trust                     VIP A
           Capital Appreciation             DWS International VIP A
           Target)
        AST QMA Emerging Markets     DWS INVESTMENTS VARIABLE SERIES II
           Equity* (For the                 DWS Global Income Builder VIP
           period beginning                    A II
           February 25, 2013 and            DWS Money Market VIP A II
           ended December 31,               DWS Small Mid Cap Growth VIP A
           2013                                II
        AST QMA Large-Cap* (For
           the period beginning      FEDERATED INSURANCE SERIES
           April 29, 2013 and               Federated Prime Money Fund II
           ended December 31,
           2013)                     FIDELITY VARIABLE INSURANCE PRODUCTS
        AST QMA US Equity Alpha        FUND
        AST Quantitative                    VIP Contrafund
           Modeling*                        VIP Equity-Income
        AST RCM World Trends                VIP Growth
           (Previously known as             VIP High Income
           AST CLS Moderate                 VIP Index 500
           Asset Allocation)                VIP Investment Grade Bond
        AST Schroders Global                VIP Overseas
           Tactical
        AST Schroders                FIDELITY VARIABLE INSURANCE PRODUCTS
           Multi-Asset World           FUND (SERVICE CLASS 2)
           Strategies                       VIP Asset Manager Growth
        AST Small-Cap Growth                   (Service Class 2)
        AST Small-Cap Value                 VIP Contrafund (Service Class
        AST Templeton Global                   2)
           Bond (Previously                 VIP Equity-Income (Service
           known as AST T. Rowe                Class 2)
           Price Global Bond)               VIP Freedom 2010 Portfolio
        AST T. Rowe Price Asset                (Service Class 2)
           Allocation                       VIP Freedom 2020 Portfolio
        AST T. Rowe Price Equity               (Service Class 2)
           Income                           VIP Freedom 2030 Portfolio
        AST T. Rowe Price                      (Service Class 2)
           Large-Cap Growth                 VIP Freedom Income Portfolio
        AST T. Rowe Price                      (Service Class 2)
           Natural Resources                VIP Growth (Service Class 2)
        AST Wellington                      VIP Growth & Income (Service
           Management Hedged                   Class 2)
           Equity                           VIP Growth Stock (Service
        AST Western Asset Core                 Class 2)
           Plus Bond                        VIP High Income (Service Class
                                               2)
 ALLIANCEBERNSTEIN VARIABLE                 VIP Index 500 (Service Class 2)
   PRODUCT SERIES FUND                      VIP Investment Grade Bond
        AllianceBernstein VPS                  (Service Class 2)
           Growth                           VIP Mid Cap (Service Class 2)
        AllianceBernstein VPS               VIP Money Market (Service
           Growth & Income                     Class 2)
        AllianceBernstein VPS               VIP Overseas (Service Class 2)
           International Value
        AllianceBernstein VPS
           Large Cap Growth
        AllianceBernstein VPS
           Small/Mid Cap Value
        AllianceBernstein VPS
           Value

 AMERICAN CENTURY VARIABLE
   PORTFOLIOS, INC.
        American Century VP
           Balanced
        American Century VP
           International

 DREYFUS SOCIALLY RESPONSIBLE
   GROWTH FUND, INC.
        Dreyfus Socially
           Responsible Growth
           Fund

 DREYFUS STOCK INDEX FUND
        Dreyfus Stock Index Fund

 DREYFUS VARIABLE INVESTMENT FUND
        VIF Growth & Income
        VIF Money Market

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE      INVESCO INVESTMENT SERVICES
  PRODUCTS TRUST                             (CONTINUED)
       Franklin Flex Cap Growth                   Invesco V.I. High Yield
          Securities                                 Securities* (On April 26,
       Franklin Growth and Income                    2013, Invesco V.I. High
          Securities                                 Yield Securities merged
       Franklin High Income Securities               into Invesco V.I. High
       Franklin Income Securities                    Yield) (For the period
       Franklin Large Cap Growth                     beginning January 1, 2013
          Securities                                 and ended April 26, 2013)
       Franklin Small Cap Value                   Invesco V.I. Income Builder*
          Securities                              Invesco V.I. International
       Franklin Small Mid-Cap Growth                 Growth
          Securities                              Invesco V.I. Large Cap Growth*
       Franklin U.S. Government                   Invesco V.I. Mid Cap Core
       Mutual Global Discovery                       Equity
          Securities                              Invesco V.I. Mid Cap Growth
       Mutual Shares Securities                      (Previously known as
       Templeton Developing Markets                  Invesco Van Kampen V.I. Mid
          Securities                                 Cap Growth)
       Templeton Foreign Securities               Invesco V.I. Money Market
       Templeton Global Bond                      Invesco V.I. S&P 500 Index
          Securities                              Invesco V.I. Technology
       Templeton Growth Securities                Invesco V.I. Utilities
                                                  Invesco V.I. Value
GOLDMAN SACHS VARIABLE INSURANCE TRUST               Opportunities (Previously
       VIT Large Cap Value                           known as Invesco Van Kampen
       VIT Mid Cap Value                             V.I. Value Opportunities)
       VIT Strategic Growth
       VIT Strategic International         INVESCO INVESTMENT SERVICES (SERIES
          Equity*                          II)
       VIT Structured Small Cap Equity            Invesco V.I. American
       VIT Structured U.S. Equity                    Franchise II (Previously
                                                     known as Invesco Van Kampen
INVESCO INVESTMENT SERVICES                          V.I. American Franchise II)
       Invesco V.I. American                      Invesco V.I. American Value II
          Franchise (Previously                      (Previously known as
       known as Invesco Van Kampen                   Invesco Van Kampen V.I.
          V.I. American Franchise)                   American Value II)
       Invesco V.I. American Value                Invesco V.I. Balanced II*
          (Previously known as                    Invesco V.I. Comstock II
          Invesco Van Kampen V.I.                    (Previously known as
          American Value)                            Invesco Van Kampen V.I.
       Invesco V.I. Balanced*                        Comstock II)
       Invesco V.I. Comstock                      Invesco V.I. Core Equity II
          (Previously known as                    Invesco V.I. Diversified
          Invesco Van Kampen V.I.                    Dividend II
          Comstock)                               Invesco V.I. Diversified
       Invesco V.I. Core Equity                      Income II
       Invesco V.I. Diversified                   Invesco V.I. Equity and Income
          Dividend                                   II (Previously known as
       Invesco V.I. Diversified Income               Invesco Van Kampen V.I.
       Invesco V.I. Equity and Income                Equity and Income II)
          (Previously known as                    Invesco V.I. Global Core
          Invesco Van Kampen V.I.                    Equity II
          Equity and Income)                      Invesco V.I. Global Dividend
       Invesco V.I. Global Core Equity               Growth II*
       Invesco V.I. Global Dividend               Invesco V.I. Government
          Growth*                                    Securities II
       Invesco V.I. Government                    Invesco V.I. Growth and Income
          Securities                                 II (Previously known as
       Invesco V.I. High Yield (For                  Invesco Van Kampen V.I.
          the period beginning                       Growth and Income II)
          April 26, 2013 and ended                Invesco V.I. High Yield II
          December 31, 2013)                         (For the period beginning
                                                     April 26, 2013 and ended
                                                     December 31, 2013)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INVESCO INVESTMENT SERVICES (SERIES        MFS VARIABLE INSURANCE TRUST
II) (CONTINUED)                            (CONTINUED)
       Invesco V.I. High Yield                    MFS High Income* (On August
          Securities II* (On                         16, 2013, MFS High Income
          April 26, 2013, Invesco                    merged into MFS High Yield)
          V.I. High Yield Securities                 (For the period beginning
          II merged into Invesco V.I.                January 1, 2013 and ended
          High Yield II) (For the                    August 16, 2013)
          period beginning January 1,             MFS High Yield (For the period
          2013 and ended April 26,                   beginning August 16, 2013
          2013)                                      and ended December 31, 2013)
       Invesco V.I. Income Builder II*            MFS Investors Trust
       Invesco V.I. International                 MFS New Discovery
          Growth II                               MFS Research
       Invesco V.I. Large Cap Growth              MFS Research Bond
          II*                                     MFS Utilities
       Invesco V.I. Mid Cap Core
          Equity II                        MFS VARIABLE INSURANCE TRUST (SERVICE
       Invesco V.I. Mid Cap Growth II      CLASS)
          (Previously known as                    MFS Growth (Service Class)
          Invesco Van Kampen V.I. Mid             MFS Investors Trust (Service
          Cap Growth II)                             Class)
       Invesco V.I. Money Market II               MFS New Discovery (Service
       Invesco V.I. S&P 500 Index II                 Class)
       Invesco V.I. Technology II                 MFS Research (Service Class)
       Invesco V.I. Utilities II                  MFS Utilities (Service Class)
       Invesco V.I. Value
          Opportunities II                 MORGAN STANLEY VARIABLE INVESTMENT
          (Previously known as             SERIES
          Invesco Van Kampen V.I.                 Aggressive Equity* (On
          Value Opportunities II)                    April 26, 2013, Aggressive
                                                     Equity merged into Multi
JANUS ASPEN SERIES                                   Cap Growth) (For the period
       Forty Portfolio                               beginning January 1, 2013
                                                     and ended April 26, 2013)
LAZARD RETIREMENT SERIES, INC.                    European Equity
       Emerging Markets Equity                    Global Infrastructure
                                                  Income Plus
LEGG MASON PARTNERS VARIABLE INCOME               Limited Duration
TRUST                                             Money Market
       ClearBridge Variable                       Multi Cap Growth
          Fundamental All Cap Value               Strategist* (On April 26,
          Portfolio I (Previously                    2013, Strategist merged
          known as Legg Mason                        into Van Kampen UIF Global
          ClearBridge Variable                       Tactical Asset Allocation
          Fundamental All Cap Value                  Portfolio) (For the period
          Portfolio I)                               beginning January 1, 2013
                                                     and ended April 26, 2013)
LEGG MASON PARTNERS VARIABLE
PORTFOLIOS I, INC.                         MORGAN STANLEY VARIABLE INVESTMENT
       ClearBridge Variable Large Cap        SERIES (CLASS Y SHARES)
          Value Portfolio I                       Aggressive Equity* (Class Y
          (Previously known as Legg                  Shares) (On April 26, 2013,
          Mason ClearBridge Variable                 Aggressive Equity (Class Y
          Large Cap Value Portfolio I)               Shares) merged into Multi
                                                     Cap Growth (Class Y
LORD ABBETT SERIES FUND                              Shares)) (For the period
       Bond-Debenture                                beginning January 1, 2013
       Fundamental Equity                            and ended April 26, 2013)
       Growth and Income                          European Equity (Class Y
       Growth Opportunities                          Shares)
       Mid-Cap Stock

MFS VARIABLE INSURANCE TRUST
       MFS Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 MORGAN STANLEY VARIABLE             OPPENHEIMER VARIABLE ACCOUNT FUNDS
   INVESTMENT SERIES                   (SERVICES SHARES ("SS")) (CONTINUED)
   (CLASS Y SHARES) (CONTINUED)             Oppenheimer Main Street Small
        Global Infrastructure                  Cap (SS) (Previously known
           (Class Y Shares)                    as Oppenheimer Main Street
        Income Plus (Class Y                   Small Mid Cap (SS))
           Shares)
        Limited Duration (Class      PANORAMA SERIES FUND, INC. (SERVICE
           Y Shares)                 SHARES ("SS"))
        Money Market (Class Y               Oppenheimer International
           Shares)                             Growth (SS)*
        Multi Cap Growth (Class
           Y Shares)                 PIMCO VARIABLE INSURANCE TRUST
        Strategist* (Class Y                Foreign Bond (US Dollar-Hedged)
           Shares) (On April 26,            Money Market
           2013, Strategist                 PIMCO Total Return
           (Class Y Shares)                 PIMCO VIT Commodity Real
           merged into Van                     Return Strategy (Advisor
           Kampen UIF Global                   Shares)
           Tactical Asset                   PIMCO VIT Emerging Markets
           Allocation Portfolio                Bond (Advisor Shares)
           (Class II)) (For the             PIMCO VIT Real Return (Advisor
           period beginning                    Shares)
           January 1, 2013 and              PIMCO VIT Total Return
           ended April 26, 2013)               (Advisor Shares)

 NEUBERGER BERMAN ADVISORS           PROFUNDS VP
 MANAGEMENT TRUST                           ProFund VP Consumer Goods
        AMT Large Cap Value                    Portfolio*
        AMT Mid-Cap Growth                  ProFund VP Consumer Services
                                               Portfolio*
 OPPENHEIMER VARIABLE ACCOUNT               ProFund VP Financials
   FUNDS                                    ProFund VP Health Care
        Oppenheimer Capital                 ProFund VP Industrials*
           Appreciation                     ProFund VP Large-Cap Growth*
        Oppenheimer Capital                 ProFund VP Large-Cap Value*
           Income (Previously               ProFund VP Mid-Cap Growth*
           known as Oppenheimer             ProFund VP Mid-Cap Value*
           Balanced)                        ProFund VP Real Estate*
        Oppenheimer Core Bond               ProFund VP Small-Cap Growth*
        Oppenheimer Discovery               ProFund VP Small-Cap Value*
           Mid Cap                          ProFund VP Telecommunications
           Growth (Previously               ProFund VP Utilities
           known as Oppenheimer
           Small- & Mid-Cap          PUTNAM VARIABLE TRUST
           Growth)                          VT American Government Income
        Oppenheimer Global                  VT Capital Opportunities
           (Previously known as             VT Diversified Income
           Oppenheimer Global               VT Equity Income
           Securities)                      VT George Putnam Balanced
        Oppenheimer Global                  VT Global Asset Allocation
           Strategic Income                 VT Global Equity
        Oppenheimer Main Street             VT Global Health Care
        Oppenheimer Main Street             VT Global Utilities
           Small Cap (Previously            VT Growth and Income
           known as Oppenheimer             VT Growth Opportunities
           Main Street Small Mid
           Cap)

 OPPENHEIMER VARIABLE ACCOUNT
   FUNDS (SERVICES SHARES ("SS"))
        Oppenheimer Capital
           Appreciation (SS)
        Oppenheimer Capital
           Income (SS)
           (Previously known as
           Oppenheimer Balanced
           (SS))
        Oppenheimer Core Bond
           (SS)
        Oppenheimer Discovery
           Mid Cap Growth (SS)
           (Previously known as
           Oppenheimer Small- &
           Mid-Cap Growth (SS))
        Oppenheimer Global (SS)
           (Previously known as
           Oppenheimer Global
           Securities (SS))
        Oppenheimer Global
           Strategic Income (SS)
        Oppenheimer Main Street
           (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 PUTNAM VARIABLE TRUST (CONTINUED)       THE UNIVERSAL INSTITUTIONAL
        VT High Yield                    FUNDS, INC. (CONTINUED)
        VT Income                               Van Kampen UIF Growth
        VT International Equity                 Van Kampen UIF Mid Cap
        VT International Growth                    Growth
        VT International Value                  Van Kampen UIF U.S. Real
        VT Investors                               Estate
        VT Money Market
        VT Multi Cap Growth              THE UNIVERSAL INSTITUTIONAL
        VT Multi Cap Value               FUNDS, INC. (CLASS II)
        VT Research                             Van Kampen UIF Emerging
        VT Small Cap Value                         Markets Debt (Class II)
        VT Voyager                              Van Kampen UIF Emerging
                                                   Markets Equity (Class
 RYDEX VARIABLE TRUST RYDEX                        II)
        VT Nasdaq 100 Strategy Fund*            Van Kampen UIF Global
                                                   Franchise (Class II)
 THE UNIVERSAL INSTITUTIONAL FUNDS,             Van Kampen UIF Global
 INC.                                              Tactical Asset
        Van Kampen UIF Core Plus                   Allocation Portfolio
           Fixed Income                            (Class II) (On April
        Van Kampen UIF Emerging                    26, 2013, Strategist
           Markets Equity                          (Class Y Shares)
        Van Kampen UIF Global                      merged into Van Kampen
           Tactical Asset                          UIF Global Tactical
           Allocation Portfolio (On                Asset Allocation
           April 26, 2013,                         Portfolio (Class II))
           Strategist merged into                  (For the period
           Van Kampen UIF Global                   beginning April 26,
           Tactical Asset                          2013 and ended
           Allocation Portfolio)                   December 31, 2013)
                                                Van Kampen UIF Growth
                                                   (Class II)
                                                Van Kampen UIF Mid Cap
                                                   Growth (Class II)
                                                Van Kampen UIF Small
                                                   Company Growth
                                                Van Kampen UIF U.S. Real
                                                   Estate (Class II)
--------
*FUND WAS AVAILABLE, BUT HAD NO NET ASSETS AS OF DECEMBER 31, 2013

The net assets are affected by the investment results of each Fund, transactions by contractholders and certain contract expenses (see Note 4). Contractholders' interests consist of accumulation units of the sub-account. The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the Fixed Account in which the contractholders' deposits are included in the Allstate general account assets and earn a fixed rate of return.

A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset value of each corresponding Fund, which in turn values their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

NET REALIZED GAINS AND LOSSES - Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds' ex-distribution date.

FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Allstate. Allstate is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No income taxes are allocable to the Account.

The Account had no liability for unrecognized tax benefits as of December 31, 2013. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.  FAIR VALUE OF ASSETS
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statements of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:    Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

Level 2:    Assets whose values are based on the following:
            (a) Quoted prices for similar assets in active markets;
            (b) Quoted prices for identical or similar assets in markets that are not active; or
            (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.

Level 3:    Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the assets.

In determining fair value, the Account uses the market approach which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

Level 1. Net asset values for these actively traded Funds are obtained daily from the Fund's managers. The account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period.

CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD - Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Allstate and may result in additional amounts being transferred into the Account by Allstate to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Allstate but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Allstate. A payable is established for amounts payable to Allstate from the sub-accounts but not yet paid. The amounts are included in "Transfers among the sub-accounts and with the Fixed Account - net" on the Statements of Changes in Net Assets.

4.  EXPENSES

MORTALITY AND EXPENSE RISK CHARGE - Allstate assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 0.40% to 2.50% per annum of the daily net assets of the Account, based on the contract and rider options selected. The mortality and expense risk charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations. The mortality and expense risk charge covers insurance benefits available with the Contracts and certain expenses of the contracts. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contracts. Allstate guarantees that the amount of this charge will not increase over the lives of the contracts. At the contractholder's discretion, additional options may be purchased for an additional charge. For certain living benefits, that charge is based on a protected withdrawal value and is deducted as units.

ADMINISTRATIVE EXPENSE CHARGE - Allstate deducts administrative expense charges daily at a rate ranging from 0% to 0.30% per annum of the average daily net assets of the Account. The contract will specify which rate applies. The administrative expense charge is recognized as a reduction in accumulation unit values and reported on the Statement of Operations.

CONTRACT MAINTENANCE CHARGE - Allstate deducts an annual maintenance charge up to $35, depending upon the contract, on each contract anniversary and guarantees that this charge will not increase over the life of the contract. This charge will be waived if certain conditions are met. Allstate deducts a monthly fee for contracts with Retirement Income Guarantee Riders at rates ranging from 0.05% to 0.30% per annum of the income base. The income base is comprised of either the contract value on the date the rider option is purchased and is adjusted for subsequent purchases or withdrawals or the highest contract value on any anniversary date adjusted for subsequent purchases or withdrawals, depending on the rider option selected. The contract maintenance charge is recognized as a redemption of units and reported on the Statement of Changes in Net Assets.

WITHDRAWAL CHARGE - In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge varies by contract and ranges from 0.5%-9.00% in the first year of the contract and declines to 0% in various years as defined in the contract. The Preferred Client Variable Annuity does not charge a withdrawal charge. These amounts are included in payments on terminations but are remitted to Allstate.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS


   The cost of investments purchased during the year ended December 31, 2013 was as follows:

                                                               PURCHASES
                                                               ----------
       Investments in the Advanced Series Trust Sub-Accounts:
          AST Academic Strategies Asset Allocation............ $  481,548
          AST Advanced Strategies.............................    216,404
          AST Balanced Asset Allocation.......................    668,576
          AST Bond Portfolio 2022.............................     87,626
          AST Bond Portfolio 2023.............................  2,423,208
          AST Bond Portfolio 2024 (a).........................    502,034
          AST Capital Growth Asset Allocation.................  1,038,131
          AST Cohen & Steers Realty...........................     15,162
          AST Federated Aggressive Growth.....................      2,467
          AST FI Pyramis(R) Asset Allocation..................    103,796
          AST First Trust Balanced Target.....................    630,249
          AST Franklin Templeton Founding Funds Allocation....    353,557
          AST Goldman Sachs Mid-Cap Growth....................          4
          AST Goldman Sachs Multi-Asset (b)...................     78,883
          AST Herndon Large-Cap Value (c).....................      1,359
          AST High Yield......................................     16,869
          AST International Growth............................      4,492
          AST International Value.............................      1,392
          AST Investment Grade Bond...........................  1,788,975
          AST J.P. Morgan Global Thematic.....................     81,984
          AST J.P. Morgan Strategic Opportunities.............    361,206
          AST Loomis Sayles Large-Cap Growth (e)..............      2,800
          AST Lord Abbett Core Fixed Income...................      1,725
          AST Money Market....................................  1,292,002
          AST Neuberger Berman / LSV Mid-Cap Value............      2,583
          AST Neuberger Berman Mid-Cap Growth.................      2,493
          AST New Discovery Asset Allocation..................      7,370
          AST PIMCO Limited Maturity Bond.....................     10,077
          AST PIMCO Total Return Bond.........................      4,363
          AST Preservation Asset Allocation...................    792,155
          AST Prudential Growth Allocation (f)................  2,068,802
          AST QMA US Equity Alpha.............................      4,319
          AST RCM World Trends (av)...........................    109,227
          AST Schroders Global Tactical.......................     99,341
          AST Schroders Multi-Asset World Strategies..........     99,027
          AST Small-Cap Growth................................      1,232
          AST Small-Cap Value.................................      1,356

(a) For the period beginning January 2, 2013 and ended December 31, 2013
(b) Previously known as AST Horizon Moderate Asset Allocation
(c) Previously known as AST BlackRock Value
(e) Previously known as AST Marsico Capital Growth
(f) Previously known as AST First Trust Capital Appreciation Target
(av) Previously known as AST CLS Moderate Asset Allocation

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                  PURCHASES
                                                                                  ----------
Investments in the Advanced Series Trust Sub-Accounts (continued):
   AST Templeton Global Bond (g)................................................. $    2,391
   AST T. Rowe Price Asset Allocation............................................    903,456
   AST T. Rowe Price Large-Cap Growth............................................      1,313
   AST T. Rowe Price Natural Resources...........................................     17,143
   AST Wellington Management Hedged Equity.......................................     58,480

Investments in the Alliance Bernstein Variable Product Series Fund Sub-Accounts:
   Alliance Bernstein VPS Growth.................................................    528,386
   Alliance Bernstein VPS Growth & Income........................................  1,380,136
   Alliance Bernstein VPS International Value....................................  1,145,763
   Alliance Bernstein VPS Large Cap Growth.......................................    255,266
   Alliance Bernstein VPS Small/Mid Cap Value....................................  1,410,411
   Alliance Bernstein VPS Value..................................................     23,925

Investments in the American Century Variable Portfolios, Inc. Sub-Accounts:
   American Century VP Balanced..................................................        404
   American Century VP International.............................................         92

Investments in the Dreyfus Socially Responsible Growth Fund, Inc. Sub-Accounts:
   Dreyfus Socially Responsible Growth Fund......................................        220

Investments in the Dreyfus Stock Index Fund Sub-Accounts:
   Dreyfus Stock Index Fund......................................................     14,641

Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
   VIF Growth & Income...........................................................        747
   VIF Money Market..............................................................    151,049

Investments in the DWS Investments Variable Series I Sub-Accounts:
   DWS Bond VIP A................................................................     14,559
   DWS Capital Growth VIP A......................................................     19,389
   DWS Core Equity VIP A.........................................................    115,236
   DWS Global Small Cap Growth VIP A.............................................    139,982
   DWS International VIP A.......................................................     15,024

Investments in the DWS Investments Variable Series II Sub-Accounts:
   DWS Global Income Builder VIP A II............................................     30,181
   DWS Money Market VIP A II.....................................................      2,167
   DWS Small Mid Cap Growth VIP A II.............................................     21,316

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Prime Money Fund II.................................................    118,580

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Contrafund................................................................    222,542
   VIP Equity-Income.............................................................     70,444

(g) Previously known as AST T. Rowe Price Global Bond

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                 PURCHASES
                                                                                -----------
Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts
  (continued):
   VIP Growth.................................................................. $   176,248
   VIP High Income.............................................................      46,537
   VIP Index 500...............................................................     412,745
   VIP Investment Grade Bond...................................................      70,132
   VIP Overseas................................................................     311,104

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2)
  Sub-Accounts:
   VIP Asset Manager Growth (Service Class 2)..................................         132
   VIP Contrafund (Service Class 2)............................................   2,565,204
   VIP Equity-Income (Service Class 2).........................................      55,141
   VIP Freedom 2010 Portfolio (Service Class 2)................................     334,517
   VIP Freedom 2020 Portfolio (Service Class 2)................................     498,135
   VIP Freedom 2030 Portfolio (Service Class 2)................................     357,221
   VIP Freedom Income Portfolio (Service Class 2)..............................      67,600
   VIP Growth (Service Class 2)................................................         213
   VIP Growth & Income (Service Class 2).......................................     517,162
   VIP Growth Stock (Service Class 2)..........................................     576,942
   VIP High Income (Service Class 2)...........................................     488,704
   VIP Index 500 (Service Class 2).............................................   2,766,244
   VIP Investment Grade Bond (Service Class 2).................................         400
   VIP Mid Cap (Service Class 2)...............................................   2,527,908
   VIP Money Market (Service Class 2)..........................................   6,502,647
   VIP Overseas (Service Class 2)..............................................         541

Investments in the Franklin Templeton Variable Insurance Products Trust
  Sub-Accounts:
   Franklin Flex Cap Growth Securities.........................................      34,094
   Franklin Growth and Income Securities.......................................   1,830,615
   Franklin High Income Securities.............................................   1,524,223
   Franklin Income Securities..................................................  14,671,402
   Franklin Large Cap Growth Securities........................................   1,626,685
   Franklin Small Cap Value Securities.........................................   2,360,907
   Franklin Small Mid-Cap Growth Securities....................................     111,249
   Franklin U.S. Government....................................................   1,693,773
   Mutual Global Discovery Securities..........................................   4,431,220
   Mutual Shares Securities....................................................   2,485,888
   Templeton Developing Markets Securities.....................................   1,359,023
   Templeton Foreign Securities................................................   5,120,596
   Templeton Global Bond Securities............................................     193,283
   Templeton Growth Securities.................................................      27,539

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Large Cap Value.........................................................     625,154
   VIT Mid Cap Value...........................................................     375,864

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                           PURCHASES
                                                                          -----------
Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts
  (continued):
   VIT Strategic Growth.................................................. $       806
   VIT Structured Small Cap Equity.......................................   1,429,253
   VIT Structured U.S. Equity............................................      73,806

Investments in the Invesco Investment Services Sub-Accounts:
   Invesco V.I. American Franchise (h)...................................   1,518,300
   Invesco V.I. American Value (i).......................................   1,784,283
   Invesco V.I. Comstock (j).............................................   1,099,101
   Invesco V.I. Core Equity..............................................   2,366,772
   Invesco V.I. Diversified Dividend.....................................   3,992,567
   Invesco V.I. Diversified Income.......................................     645,659
   Invesco V.I. Equity and Income (k)....................................   1,603,345
   Invesco V.I. Global Core Equity.......................................   1,141,351
   Invesco V.I. Government Securities....................................     650,877
   Invesco V.I. High Yield (l)(m)........................................  14,529,086
   Invesco V.I. High Yield Securities (l)(n).............................   1,261,639
   Invesco V.I. International Growth.....................................     695,425
   Invesco V.I. Mid Cap Core Equity......................................   1,424,874
   Invesco V.I. Mid Cap Growth (o).......................................     425,402
   Invesco V.I. Money Market.............................................   1,692,184
   Invesco V.I. S&P 500 Index............................................   1,337,933
   Invesco V.I. Technology...............................................     491,588
   Invesco V.I. Utilities................................................     477,658
   Invesco V.I. Value Opportunities (p)..................................     440,965

Investments in the Invesco Investment Services (Series II) Sub-Accounts:
   Invesco V.I. American Franchise II (q)................................     461,655
   Invesco V.I. American Value II (r)....................................     471,666
   Invesco V.I. Comstock II (s)..........................................   2,309,525
   Invesco V.I. Core Equity II...........................................     151,200
   Invesco V.I. Diversified Dividend II..................................   1,389,870
   Invesco V.I. Diversified Income II....................................      12,930

(h) Previously known as Invesco Van Kampen V.I. American Franchise
(i) Previously known as Invesco Van Kampen V.I. American Value
(j) Previously known as Invesco Van Kampen V.I. Comstock
(k) Previously known as Invesco Van Kampen V.I. Equity and Income
(l) On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(m) For the period beginning April 26, 2013 and ended December 31, 2013
(n) For the period beginning January 1, 2013 and ended April 26, 2013
(o) Previously known as Invesco Van Kampen V.I. Mid Cap Growth
(p) Previously known as Invesco Van Kampen V.I. Value Opportunities
(q) Previously known as Invesco Van Kampen V.I. American Franchise II
(r) Previously known as Invesco Van Kampen V.I. American Value II
(s) Previously known as Invesco Van Kampen V.I. Comstock II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                       PURCHASES
                                                                                      -----------
Investments in the Invesco Investment Services (Series II) Sub-Accounts (continued):
   Invesco V.I. Equity and Income II (t)............................................. $ 2,038,970
   Invesco V.I. Global Core Equity II................................................     544,358
   Invesco V.I. Government Securities II.............................................      10,800
   Invesco V.I. Growth and Income II (u).............................................   1,802,513
   Invesco V.I. High Yield II (v)(m).................................................  11,908,062
   Invesco V.I. High Yield Securities II (v)(n)......................................   1,138,785
   Invesco V.I. International Growth II..............................................     249,336
   Invesco V.I. Mid Cap Core Equity II...............................................     164,574
   Invesco V.I. Mid Cap Growth II (w)................................................   1,023,148
   Invesco V.I. Money Market II......................................................      71,551
   Invesco V.I. S&P 500 Index II.....................................................   3,637,299
   Invesco V.I. Technology II........................................................       1,521
   Invesco V.I. Utilities II.........................................................       9,287
   Invesco V.I. Value Opportunities II (x)...........................................     165,104

Investments in the Janus Aspen Series Sub-Accounts:
   Forty Portfolio...................................................................          81

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity...........................................................         119

Investments in the Legg Mason Partners Variable Income Trust Sub-Accounts:
   ClearBridge Variable Fundamental All Cap Value Portfolio I (y)....................         125

Investments in the Legg Mason Partners Variable Portfolios I, Inc. Sub-Accounts:
   ClearBridge Variable Large Cap Value Portfolio I (z)..............................         128

Investments in the Lord Abbett Series Fund Sub-Accounts:
   Bond-Debenture....................................................................   3,708,566
   Fundamental Equity................................................................     847,853
   Growth and Income.................................................................   1,210,333
   Growth Opportunities..............................................................   1,755,631
   Mid-Cap Stock.....................................................................     415,550

(m) For the period beginning April 26, 2013 and ended December 31, 2013
(n) For the period beginning January 1, 2013 and ended April 26, 2013
(t) Previously known as Invesco Van Kampen V.I. Equity and Income II
(u) Previously known as Invesco Van Kampen V.I. Growth and Income II
(v) On April 26, 2013, Invesco V.I. High Yield Securities II merged into Invesco V.I. High Yield II
(w) Previously known as Invesco Van Kampen V.I. Mid Cap Growth II
(x) Previously known as Invesco Van Kampen V.I. Value Opportunities II
(y) Previously known as Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
(z) Previously known as Legg Mason ClearBridge Variable Large Cap Value Portfolio I

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                PURCHASES
                                                                               -----------
Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth................................................................. $     7,876
   MFS High Income (aa)(ab)...................................................      46,222
   MFS High Yield (aa)(ac)....................................................     332,843
   MFS Investors Trust........................................................      21,700
   MFS New Discovery..........................................................      61,634
   MFS Research...............................................................       3,488
   MFS Research Bond..........................................................      50,244
   MFS Utilities..............................................................      10,657

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS Growth (Service Class).................................................       1,968
   MFS Investors Trust (Service Class)........................................       1,259
   MFS New Discovery (Service Class)..........................................       9,282
   MFS Research (Service Class)...............................................         325
   MFS Utilities (Service Class)..............................................      57,045

Investments in the Morgan Stanley Variable Investment Series Sub-Accounts:
   Aggressive Equity (n)(ad)..................................................     727,089
   European Equity............................................................   1,599,867
   Global Infrastructure......................................................   6,547,888
   Income Plus................................................................   4,399,008
   Limited Duration...........................................................     514,371
   Money Market...............................................................   7,874,632
   Multi Cap Growth (ad)......................................................  14,614,265
   Strategist (n)(ae).........................................................   2,666,878

Investments in the Morgan Stanley Variable Investment Series (Class Y Shares)
  Sub-Accounts:
   Aggressive Equity (Class Y Shares) (n)(af).................................   1,350,811
   European Equity (Class Y Shares)...........................................     440,855
   Global Infrastructure (Class Y Shares).....................................   1,909,282
   Income Plus (Class Y Shares)...............................................   8,102,801
   Limited Duration (Class Y Shares)..........................................   2,178,400
   Money Market (Class Y Shares)..............................................  16,173,449
   Multi Cap Growth (Class Y Shares) (af).....................................  15,884,947
   Strategist (Class Y Shares) (n)(ag)........................................     990,511

(n) For the period beginning January 1, 2013 and ended April 26, 2013
(aa) On August 16, 2013, MFS High Income merged into MFS High Yield
(ab) For the period beginning January 1, 2013 and ended August 16, 2013
(ac) For the period beginning August 16, 2013 and ended December 31, 2013
(ad) On April 26, 2013, Aggressive Equity merged into Multi Cap Growth
(ae) On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio
(af) On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)
(ag) On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                               PURCHASES
                                                                               ----------
Investments in the Neuberger Berman Advisors Management Trust Sub-Accounts:
   AMT Large Cap Value........................................................ $      254

Investments in the Oppenheimer Variable Account Funds Sub-Accounts:
   Oppenheimer Capital Appreciation...........................................     71,175
   Oppenheimer Capital Income (ah)............................................     43,753
   Oppenheimer Core Bond......................................................     69,737
   Oppenheimer Discovery Mid Cap Growth (ai)..................................        224
   Oppenheimer Global (aj)....................................................    234,838
   Oppenheimer Global Strategic Income........................................    136,407
   Oppenheimer Main Street....................................................     21,090
   Oppenheimer Main Street Small Cap (ak).....................................    165,177

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS"))
  Sub-Accounts:
   Oppenheimer Capital Appreciation (SS)......................................    448,699
   Oppenheimer Capital Income (SS) (al).......................................    582,510
   Oppenheimer Core Bond (SS).................................................  5,403,992
   Oppenheimer Discovery Mid Cap Growth (SS) (am).............................    106,985
   Oppenheimer Global (SS) (an)...............................................    390,235
   Oppenheimer Global Strategic Income (SS)...................................  7,630,748
   Oppenheimer Main Street (SS)...............................................    950,636
   Oppenheimer Main Street Small Cap (SS) (ao)................................  1,123,655

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)............................................        443
   Money Market...............................................................        165
   PIMCO Total Return.........................................................        298
   PIMCO VIT Commodity Real Return Strategy (Advisor Shares)..................    275,623
   PIMCO VIT Emerging Markets Bond (Advisor Shares)...........................    342,122
   PIMCO VIT Real Return (Advisor Shares).....................................    443,429
   PIMCO VIT Total Return (Advisor Shares)....................................  2,360,222

Investments in the ProFunds VP Sub-Accounts:
   ProFund VP Financials......................................................         15
   ProFund VP Health Care.....................................................         13
   ProFund VP Mid-Cap Value...................................................         16

(ah) Previously known as Oppenheimer Balanced
(ai) Previously known as Oppenheimer Small- & Mid-Cap Growth
(aj) Previously known as Oppenheimer Global Securities
(ak) Previously known as Oppenheimer Main Street Small Mid Cap
(al) Previously known as Oppenheimer Balanced (SS)
(am) Previously known as Oppenheimer Small- & Mid-Cap Growth (SS)
(an) Previously known as Oppenheimer Global Securities (SS)
(ao) Previously known as Oppenheimer Main Street Small Mid Cap (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                      PURCHASES
                                                                                     -----------
Investments in the ProFunds VP Sub-Accounts (continued):
   ProFund VP Telecommunications.................................................... $       236
   ProFund VP Utilities.............................................................         492

Investments in the Putnam Variable Trust Sub-Accounts:
   VT American Government Income....................................................     895,096
   VT Capital Opportunities.........................................................     713,825
   VT Diversified Income............................................................   1,782,537
   VT Equity Income.................................................................   3,918,626
   VT George Putnam Balanced........................................................   2,536,219
   VT Global Asset Allocation.......................................................   2,489,643
   VT Global Equity.................................................................     765,656
   VT Global Health Care............................................................   1,428,143
   VT Global Utilities..............................................................     745,410
   VT Growth and Income.............................................................   4,151,978
   VT Growth Opportunities..........................................................     438,030
   VT High Yield....................................................................   4,854,441
   VT Income........................................................................   9,041,933
   VT International Equity..........................................................   3,161,234
   VT International Growth..........................................................     395,411
   VT International Value...........................................................     820,535
   VT Investors.....................................................................   1,084,158
   VT Money Market..................................................................  30,306,480
   VT Multi Cap Growth..............................................................     698,563
   VT Multi Cap Value...............................................................     664,556
   VT Research......................................................................     469,080
   VT Small Cap Value...............................................................   2,444,719
   VT Voyager.......................................................................   2,013,060

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Core Plus Fixed Income............................................      31,008
   Van Kampen UIF Emerging Markets Equity...........................................   1,087,867
   Van Kampen UIF Global Tactical Asset Allocation Portfolio (ae)...................  83,585,635
   Van Kampen UIF Growth............................................................   1,832,084
   Van Kampen UIF Mid Cap Growth....................................................   1,067,484
   Van Kampen UIF U.S. Real Estate..................................................   1,235,828

Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Emerging Markets Debt (Class II)..................................   2,298,335
   Van Kampen UIF Emerging Markets Equity (Class II)................................   1,168,688
   Van Kampen UIF Global Franchise (Class II).......................................   6,245,764
   Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II) (ag)........  33,736,107

(ae) On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio
(ag) On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.  PURCHASES OF INVESTMENTS (CONTINUED)


                                                                                     PURCHASES
                                                                                    ------------
Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts
  (continued):
   Van Kampen UIF Growth (Class II)................................................ $    630,592
   Van Kampen UIF Mid Cap Growth (Class II)........................................    1,051,888
   Van Kampen UIF Small Company Growth (Class II)..................................      568,440
   Van Kampen UIF U.S. Real Estate (Class II)......................................    3,389,702
                                                                                    ------------
                                                                                    $472,481,984
                                                                                    ============

6.  FINANCIAL HIGHLIGHTS

Allstate Life Insurance Company offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

In the table below, the units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Allstate Life Insurance Company and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest unit fair values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

As discussed in Note 4, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contractholder. This results in several accumulation unit values for each sub-account based upon those choices.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

    * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

    ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



    ***TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, the investment income ratio is calculated for the period, or from the effective date, through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the Sub-Account during the period or the net asset value at the end of the period is zero.

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts:
     AST Academic Strategies Asset Allocation
     2013.........   583   $ 10.19 - 11.17   $ 6,288        -- %        1.15 - 2.60%     7.18 -   8.72%
     2012.........   667      9.51 - 10.27     6,651       1.09         1.15 - 2.60      9.71 -  11.28
     2011.........   713      8.66 -  9.23     6,421       0.65         1.15 - 2.60     -5.13 -  -3.77
     2010.........   819      9.13 -  9.59     7,705       0.88         1.15 - 2.60      9.12 -  10.69
     2009.........   831      8.37 -  8.66     7,097       2.23         1.15 - 2.60     21.20 -  22.94

     AST Advanced Strategies
     2013.........   211     11.96 - 13.10     2,675         --         1.15 - 2.60     13.60 -  15.23
     2012.........   233     10.53 - 11.37     2,580       1.50         1.15 - 2.60     10.76 -  12.35
     2011.........   220      9.50 - 10.12     2,181       1.02         1.15 - 2.60     -2.42 -  -1.03
     2010.........   251      9.74 - 10.23     2,523       1.05         1.15 - 2.60     10.82 -  12.41
     2009.........   257      8.79 -  9.10     2,313       2.97         1.15 - 2.60     23.00 -  24.76

     AST Balanced Asset Allocation
     2013.........   815     11.69 - 12.73    10,076         --         1.00 - 2.35     16.48 -  16.79
     2012.........   853     10.17 - 10.93     9,092       0.97         1.00 - 2.35     11.32 -  12.10
     2011.........   850      9.14 -  9.75     8,187       0.64         1.15 - 2.65     -3.76 -  -2.34
     2010......... 1,013      9.49 -  9.99    10,009       0.78         1.15 - 2.65      9.41 -  11.04
     2009.........   971      8.68 -  8.99     8,667       1.45         1.15 - 2.65     20.11 -  21.89

     AST BlackRock Global Strategies
     2013.........     2     11.03 - 11.03        19         --         1.55 - 1.55      9.16 -   9.16
     2012.........     2     10.11 - 10.11        17         --         1.55 - 1.55     10.18 -  10.18

     AST Bond Portfolio 2018
     2013.........    44     13.44 - 13.75       598         --         1.50 - 1.90     -4.58 -  -4.52
     2012.........    46     14.14 - 14.41       660       0.46         1.50 - 1.90      4.11 -   4.15
     2011.........    61     13.59 - 13.83       842       0.47         1.50 - 2.00     11.35 -  11.90
     2010.........    83     12.20 - 12.36     1,029       0.99         1.50 - 2.00      9.00 -   9.54
     2009.........    98     11.19 - 11.28     1,105       0.29         1.50 - 2.00     -7.89 -  -7.44

     AST Bond Portfolio 2019
     2013.........    23     13.28 - 13.65       313         --         1.50 - 2.00     -6.70 -  -6.24
     2012.........    23     14.23 - 14.56       335       0.87         1.50 - 2.00      3.78 -   4.29
     2011.........    23     13.71 - 13.96       323       0.86         1.50 - 2.00     13.70 -  14.26
     2010.........    37     12.06 - 12.22       454       0.72         1.50 - 2.00      9.17 -   9.71
     2009.........    33     11.05 - 11.14       366       0.52         1.50 - 2.00     -9.51 -  -9.07

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Bond Portfolio 2020
     2013........   --    $ 10.82 - 10.82    $   --        -- %        1.75 - 1.75%     -8.13 -  -8.13%
     2012........   --      11.67 - 11.90        --       2.51         1.50 - 2.00       4.26 -   4.74
     2011........    7      11.19 - 11.36        81       1.61         1.50 - 2.00      16.35 -  16.92
     2010........   62       9.62 -  9.72       601         --         1.50 - 2.00       9.65 -  10.19
     2009........   <1       8.82 -  8.82         2         --         1.50 - 1.50     -11.82 - -11.82

     AST Bond Portfolio 2021
     2013........   --         N/A -  N/A        --         --           N/A - N/A         N/A -   N/A
     2012........   25      13.57 - 13.77       337       0.63         1.50 - 2.00       4.69 -   5.21
     2011........   34      12.96 - 13.09       437       0.15         1.50 - 2.00      17.94 -  18.52
     2010........   27      10.95 - 11.04       301         --         1.50 - 2.35       9.52 -  10.44

     AST Bond Portfolio 2022
     2013........   12      11.07 - 11.07       135         --         1.85 - 1.85     -10.51 - -12.00
     2012........   44      12.37 - 12.58       558       0.03         1.50 - 2.35       3.41 -   4.28
     2011........   53      11.96 - 12.06       633         --         1.50 - 2.35      19.60 -  20.60

     AST Bond Portfolio 2023
     2013........  138       9.14 -  9.23     1,268         --         1.50 - 2.00     -12.40 - -11.53
     2012 (aq)...   18      10.43 - 10.43       192         --         1.50 - 1.50       4.33 -   4.33

     AST Bond Portfolio 2024
     2013 (a)....   27       8.70 -  8.78       239         --         1.50 - 2.35     -12.94 - -12.21

     AST Capital Growth Asset Allocation
     2013........  625      11.44 - 12.27     7,453         --         1.15 - 2.25      19.98 -  21.28
     2012........  647       9.54 - 10.12     6,390       0.91         1.15 - 2.25      12.43 -  13.15
     2011........  607       8.43 -  9.00     5,335       0.52         1.15 - 2.65      -4.95 -  -3.54
     2010........  708       8.87 -  9.33     6,496       1.03         1.15 - 2.65      10.45 -  12.08
     2009........  689       8.03 -  8.32     5,664       1.91         1.15 - 2.65      22.09 -  23.90

     AST Cohen & Steers Realty
     2013........    7      11.87 - 12.26        85         --         1.15 - 1.65       3.38 -   1.96
     2012........    6      11.70 - 12.02        74       1.82         1.15 - 1.65      14.03 -  15.22
     2011........    4      10.16 - 10.54        42       0.66         1.15 - 2.00       4.50 -   5.38
     2010........    4       9.72 - 10.00        41       1.78         1.15 - 2.00      26.17 -  27.23
     2009........    4       7.77 -  7.86        33       2.62         1.15 - 1.65      29.78 -  30.43

(a) For the period beginning January 2, 2013 and ended December 31, 2013
(aq) For the period beginning January 3, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Federated Aggressive Growth
     2013........    2    $ 13.37 - 13.94    $   25        -- %        1.00 - 1.65%     38.52 -  39.42%
     2012........    2       9.65 - 10.00        20         --         1.00 - 1.65      18.12 -  19.67
     2011........    2       8.17 -  8.35        17       0.43         1.15 - 1.65     -14.52 - -14.10
     2010........    1       9.56 -  9.73        13       0.05         1.15 - 1.65      30.39 -  31.04
     2009........    1       7.33 -  7.42        11       0.24         1.15 - 1.65      30.50 -  31.15

     AST FI Pyramis(R) Asset Allocation
     2013........   25      11.91 - 12.91       318         --         1.15 - 2.60      16.20 -  17.87
     2012........   20      10.25 - 10.96       221       0.56         1.15 - 2.60      10.75 -  12.34
     2011........   18       9.26 -  9.75       175       0.21         1.15 - 2.60      -4.94 -  -3.58
     2010........   23       9.74 - 10.11       234       0.35         1.15 - 2.60      10.45 -  12.03
     2009........   24       8.82 -  9.03       218       0.48         1.15 - 2.60      18.15 -  19.85

     AST First Trust Balanced Target
     2013........  219      10.33 - 11.32     2,402         --         1.15 - 2.60      11.85 -  13.45
     2012........  263       9.24 -  9.98     2,555       2.14         1.15 - 2.60       7.82 -   9.37
     2011........  266       8.57 -  9.12     2,381       1.69         1.15 - 2.60      -4.00 -  -2.62
     2010........  345       8.92 -  9.37     3,181       1.45         1.15 - 2.60      11.46 -  13.06
     2009........  327       8.01 -  8.29     2,680       3.70         1.15 - 2.60      20.71 -  22.44

     AST Franklin Templeton Founding Funds Allocation
     2013........  253      13.03 - 13.27     3,337         --         1.15 - 2.25      21.77 -  23.05
     2012 (ar)...  278      10.71 - 10.79     2,991         --         1.15 - 2.25       7.08 -   7.86

     AST Global Real Estate
     2013........   <1      11.49 - 11.81         3         --         1.15 - 1.65       2.65 -   3.16
     2012........   <1      11.20 - 11.45         3       1.76         1.15 - 1.65      24.74 -  25.36
     2011........   <1       8.98 -  9.13         2       2.05         1.15 - 1.65      -6.58 -  -6.12
     2010........   <1       9.61 -  9.73         3       1.12         1.15 - 1.65      18.25 -  18.83
     2009........   <1       8.18 -  8.18         2       3.99         1.15 - 1.15      33.56 -  33.56

     AST Goldman Sachs Concentrated Growth
     2013........    4      13.99 - 14.31        55         --         1.15 - 1.50      27.82 -  28.26
     2012........    4      10.95 - 11.15        49       0.31         1.15 - 1.50      17.99 -  18.40
     2011........    6       9.28 -  9.42        53       0.20         1.15 - 1.50      -5.38 -  -5.05
     2010........    5       9.81 -  9.92        51       0.08         1.15 - 1.50       8.66 -   9.03
     2009........    5       9.02 -  9.10        45         --         1.15 - 1.50      47.19 -  47.70

     AST Goldman Sachs Large-Cap Value
     2013........    1      11.25 - 11.51        11         --         1.15 - 1.50      31.57 -  32.02
     2012........    1       8.55 -  8.72         8       0.44         1.15 - 1.50      17.89 -  18.30
     2011........    2       7.26 -  7.37        16       0.99         1.15 - 1.50      -6.92 -  -6.59
     2010........    2       7.80 -  7.89        17       1.52         1.15 - 1.50      11.22 -  11.60
     2009........    2       7.01 -  7.07        15       1.93         1.15 - 1.50      17.43 -  17.83

(ar) For the period beginning April 30, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Goldman Sachs Mid-Cap Growth
     2013...    3    $ 15.81 - 16.68     $ 55         -- %        1.15 - 2.00%     29.60 -  30.69%
     2012...    3      12.20 - 12.76       42          --         1.15 - 2.00      17.26 -  18.25
     2011...    4      10.40 - 10.79       48          --         1.15 - 2.00      -4.88 -  -4.08
     2010...    4      10.93 - 11.25       50          --         1.15 - 2.00      17.47 -  18.46
     2009...    6       9.31 -  9.50       57          --         1.15 - 2.00      54.01 -  55.31

     AST Goldman Sachs Multi-Asset (b)
     2013...   49      11.40 - 11.96      574          --         1.15 - 2.00       7.66 -   8.57
     2012...   50      10.59 - 11.01      543        0.62         1.15 - 2.00       7.96 -   8.88
     2011...   47       9.81 - 10.12      469        0.49         1.15 - 2.00      -2.46 -  -1.64
     2010...   55      10.06 - 10.28      557        0.42         1.15 - 2.00       9.41 -  10.33
     2009...   53       9.19 -  9.32      492        0.25         1.15 - 2.00      20.96 -  21.98

     AST Goldman Sachs Small-Cap Value
     2013...   <1      18.41 - 18.92        8          --         1.15 - 1.65      36.56 -  37.23
     2012...   <1      13.49 - 13.79        6        0.58         1.15 - 1.65      13.81 -  14.37
     2011...   <1      11.85 - 12.05        5        1.22         1.15 - 1.65      -0.34 -   0.15
     2010...   <1      11.89 - 12.03        5        2.09         1.15 - 1.65      24.71 -  25.32
     2009...   <1       9.60 -  9.60        3        1.27         1.15 - 1.15      25.40 -  25.40

     AST Herndon Large-Cap Value (c)
     2013...    2      11.27 - 11.63       25          --         1.15 - 1.65      32.44 -  33.10
     2012...    3       8.51 -  8.74       22        1.04         1.15 - 1.65      11.56 -  12.11
     2011...    2       7.63 -  7.80       15        0.72         1.15 - 1.65      -2.11 -  -1.62
     2010...    2       7.79 -  7.92       17        1.47         1.15 - 1.65      10.61 -  11.16
     2009...    2       7.04 -  7.13       17        0.89         1.15 - 1.65      16.34 -  16.91

     AST High Yield
     2013...    6      13.89 - 14.34       89          --         1.00 - 1.50       5.88 -   6.12
     2012...    6      13.16 - 13.52       85        6.69         1.00 - 1.50      12.43 -  13.49
     2011...    3      11.70 - 11.91       33        3.49         1.15 - 1.55       1.60 -   2.00
     2010...    8      11.52 - 11.68       87        1.84         1.15 - 1.55      11.77 -  12.21
     2009...    3      10.31 - 10.41       35        6.83         1.15 - 1.55      33.48 -  34.01

     AST International Growth
     2013...    5       9.65 -  9.97       49          --         1.15 - 1.65      17.12 -  17.70
     2012...    6       8.24 -  8.47       51        1.19         1.15 - 1.65      18.41 -  18.99
     2011...    7       6.96 -  7.12       47        0.63         1.15 - 1.65     -14.34 - -13.91
     2010...    7       8.13 -  8.27       55        0.30         1.15 - 1.65      12.64 -  13.19
     2009...   10       7.21 -  7.30       75        1.84         1.15 - 1.65      33.09 -  33.75

(b) Previously known as AST Horizon Moderate Asset Allocation
(c) Previously known as AST BlackRock Value

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST International Value
     2013...    7    $ 9.39 -  9.70     $   65        -- %        1.15 - 1.65%     18.11 -  19.75%
     2012...    8      7.99 -  8.21         62       2.40         1.15 - 1.65      15.35 -  16.54
     2011...    9      6.86 -  7.12         64       1.39         1.15 - 2.00     -14.27 - -13.54
     2010...    9      8.00 -  8.23         77       0.77         1.15 - 2.00       8.90 -   9.82
     2009...   11      7.35 -  7.50         84       2.22         1.15 - 2.00      27.94 -  29.01
     AST Investment Grade Bond
     2013...  169     14.28 - 15.02      2,488         --         1.15 - 2.05      -5.13 -  -4.28
     2012...  307     15.06 - 15.69      4,735       0.80         1.15 - 2.05       7.20 -   8.15
     2011...  681     14.05 - 14.51      9,758       3.03         1.15 - 2.05      10.19 -  11.17
     2010...  157     12.75 - 13.05      2,030       5.54         1.15 - 2.05       8.58 -   9.55
     2009...  439     11.74 - 11.91      5,204       1.71         1.15 - 2.05       9.07 -  10.04

     AST J.P. Morgan Global Thematic
     2013...   14     12.39 - 12.81        178         --         1.15 - 1.75      14.96 -  15.07
     2012...   11     10.76 - 11.14        119       0.58         1.15 - 1.90      12.27 -  12.29
     2011...   13      9.59 -  9.92        129       0.33         1.15 - 2.10      -2.61 -  -1.70
     2010...   14      9.85 - 10.10        138       0.38         1.15 - 2.10      11.47 -  12.52
     2009...   16      8.83 -  8.97        139       0.35         1.15 - 2.10      24.06 -  25.22

     AST J.P. Morgan International Equity (d)
     2013...    5     10.00 - 10.56         53         --         1.15 - 2.00      13.10 -  14.05
     2012...    5      8.84 -  9.26         49       1.88         1.15 - 2.00      19.51 -  20.52
     2011...    6      7.40 -  7.68         45       1.27         1.15 - 2.00     -10.93 - -10.18
     2010...    6      8.31 -  8.55         50       1.26         1.15 - 2.00       5.07 -   5.95
     2009...    7      7.91 -  8.07         55       2.70         1.15 - 2.00      33.21 -  34.33

     AST J.P. Morgan Strategic Opportunities
     2013...  285     11.00 - 12.06      3,339         --         1.15 - 2.60       8.22 -   9.77
     2012...  300     10.17 - 10.98      3,218       1.67         1.15 - 2.60       7.90 -   9.46
     2011...  313      9.42 - 10.04      3,079       0.95         1.15 - 2.60      -2.31 -  -0.91
     2010...  378      9.64 - 10.13      3,766       0.42         1.15 - 2.60       4.60 -   6.10
     2009...  361      9.22 -  9.55      3,404       0.87         1.15 - 2.60      18.92 -  20.63

     AST Large-Cap Value
     2013...    1     11.08 - 11.08          8         --         1.15 - 1.15      38.27 -  38.27
     2012...   <1      8.01 -  8.01          6       0.64         1.15 - 1.15      15.55 -  15.55
     2011...   <1      6.94 -  6.94          1       1.29         1.15 - 1.15      -5.27 -  -5.27
     2010...   <1      7.32 -  7.32          1       1.97         1.15 - 1.15      11.87 -  11.87
     2009...    1      6.49 -  6.54          8       2.67         1.15 - 1.50      17.67 -  18.07

(d) Previously known as AST JPMorgan International Equity

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Loomis Sayles Large-Cap Growth (e)
     2013...   10    $ 12.77 - 13.61    $  133        -- %        1.00 - 2.00%     33.93 - 35.26%
     2012...   10       9.54 - 10.06        98       0.36         1.00 - 2.00      10.06 - 11.88
     2011...    8       8.66 -  8.99        74       0.28         1.15 - 2.00      -2.86 - -2.04
     2010...    8       8.92 -  9.18        77       0.63         1.15 - 2.00      17.40 - 18.39
     2009...   10       7.60 -  7.75        77       0.69         1.15 - 2.00      27.21 - 28.28

     AST Lord Abbett Core Fixed Income
     2013...    4      12.75 - 13.16        58         --         1.00 - 1.50      -3.45 - -2.97
     2012...    5      13.21 - 13.57        62       1.05         1.00 - 1.50       4.36 -  5.57
     2011...    4      12.66 - 12.85        49       1.78         1.15 - 1.50       8.54 -  8.92
     2010...    4      11.66 - 11.80        51       6.21         1.15 - 1.50      11.74 - 12.12
     2009...    6      10.44 - 10.52        59       5.65         1.15 - 1.50      32.61 - 33.07

     AST MFS Global Equity
     2013...    5      14.13 - 14.59        67         --         1.00 - 1.50      25.75 - 26.37
     2012...    5      11.24 - 11.54        56       0.97         1.00 - 1.50      21.25 - 22.66
     2011...    4       9.27 -  9.41        39       0.46         1.15 - 1.50      -4.56 - -4.23
     2010...    4       9.71 -  9.83        41       0.44         1.15 - 1.50      10.39 - 10.77
     2009...    5       8.80 -  8.87        43       3.06         1.15 - 1.50      29.56 - 30.01

     AST MFS Growth
     2013...    1      14.31 - 14.31        18         --         1.15 - 1.15      35.15 - 35.15
     2012...    1      10.59 - 10.59        14         --         1.15 - 1.15      15.75 - 15.75
     2011...    2       9.15 -  9.15        14       0.34         1.15 - 1.15      -1.72 - -1.72
     2010...    2       9.31 -  9.31        16       0.12         1.15 - 1.15      11.50 - 11.50
     2009...    2       8.35 -  8.35        16       0.21         1.15 - 1.15      22.89 - 22.89

     AST Mid-Cap Value
     2013...    3      13.90 - 14.67        41         --         1.15 - 2.00      29.82 - 30.91
     2012...    3      10.71 - 11.21        31       0.62         1.15 - 2.00      16.08 - 17.06
     2011...    4       9.23 -  9.57        38       0.61         1.15 - 2.00      -5.34 - -4.55
     2010...    4       9.75 - 10.03        39       0.67         1.15 - 2.00      21.18 - 22.20
     2009...    4       8.04 -  8.21        32       1.20         1.15 - 2.00      36.16 - 37.31

     AST Money Market
     2013...   45       9.24 -  9.84       422         --         1.00 - 2.00      -1.43 - -0.99
     2012...   34       9.34 -  9.86       325       0.01         1.15 - 1.85      -2.41 - -1.14
     2011...   43       9.57 -  9.97       418       0.02         1.15 - 2.10      -2.03 - -1.12
     2010...   77       9.77 - 10.08       773       0.02         1.15 - 2.10      -2.03 - -1.11
     2009...  123       9.99 - 10.20     1,250       0.27         1.15 - 2.00      -1.72 - -0.90

(e) Previously known as AST Marsico Capital Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Neuberger Berman / LSV Mid-Cap Value
     2013........    2    $ 14.78 - 15.25     $ 26         -- %        1.15 - 1.65%     39.70 -  40.39%
     2012........    2      10.58 - 10.87       25        0.94         1.15 - 1.65      15.22 -  15.79
     2011........    4       9.18 -  9.38       34        0.87         1.15 - 1.65      -4.07 -  -3.59
     2010........    4       9.57 -  9.73       38        1.14         1.15 - 1.65      21.43 -  22.03
     2009........    4       7.88 -  7.98       34        2.10         1.15 - 1.65      38.36 -  39.04

     AST Neuberger Berman Mid-Cap Growth
     2013........    4      13.69 - 14.27       52          --         1.00 - 1.65      30.46 -  31.30
     2012........    4      10.49 - 10.87       41          --         1.00 - 1.65      10.55 -  12.00
     2011........    3       9.49 -  9.70       32          --         1.15 - 1.65       0.04 -   0.53
     2010........    3       9.49 -  9.65       33          --         1.15 - 1.65      26.59 -  27.21
     2009........    4       7.50 -  7.59       32          --         1.15 - 1.65      27.68 -  28.31

     AST New Discovery Asset Allocation
     2013........   <1      12.11 - 12.11        3          --         1.50 - 1.50      17.16 -  17.16
     2012 (as)...    1      10.34 - 10.34        6        2.32         1.50 - 1.50       3.37 -   3.37

     AST Parametric Emerging Markets Equity
     2013........    2       9.85 - 10.12       16          --         1.15 - 1.65      -1.41 -  -0.92
     2012........    2       9.99 - 10.22       17        1.57         1.15 - 1.65      16.01 -  16.59
     2011........    2       8.62 -  8.76       21        0.88         1.15 - 1.65     -21.57 - -21.18
     2010........    3      10.93 - 11.12       37        0.47         1.15 - 1.85      20.05 -  20.88
     2009........    3       9.15 -  9.20       28        1.00         1.15 - 1.50      64.05 -  64.62

     AST PIMCO Limited Maturity Bond
     2013........    9      11.37 - 11.85      103          --         1.00 - 1.65      -3.76 -  -3.14
     2012........   10      11.82 - 12.24      116        1.12         1.00 - 1.65       2.99 -   4.34
     2011........    9      11.47 - 11.73      108        0.91         1.15 - 1.65       0.59 -   1.09
     2010........   10      11.41 - 11.60      114        2.35         1.15 - 1.65       2.21 -   2.72
     2009........   14      11.16 - 11.29      160        4.81         1.15 - 1.65       8.44 -   8.97

     AST PIMCO Total Return Bond
     2013........    9      13.06 - 13.61      114          --         1.00 - 1.65      -2.81 -  -1.61
     2012........   33      13.27 - 14.00      440        2.47         1.00 - 2.00       7.17 -   8.95
     2011........   33      12.38 - 12.85      411        1.75         1.15 - 2.00       1.16 -   2.00
     2010........   33      12.24 - 12.60      408        1.58         1.15 - 2.00       5.60 -   6.49
     2009........   35      11.59 - 11.83      412        2.67         1.15 - 2.00      14.24 -  15.20

(as) For the period beginning April 30, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Preservation Asset Allocation
     2013...   684   $ 11.66 - 12.78   $ 8,487        -- %        1.15 - 2.60%     6.44 -   7.97%
     2012...   752     10.95 - 11.83     8,681       1.14         1.15 - 2.60      7.57 -   9.12
     2011...   768     10.18 - 10.84     8,176       0.90         1.15 - 2.60     -1.56 -  -0.15
     2010...   779     10.34 - 10.86     8,337       1.37         1.15 - 2.60      7.77 -   9.31
     2009...   895      9.60 -  9.94     8,805       1.46         1.15 - 2.60     16.99 -  18.67

     AST Prudential Growth Allocation (f)
     2013...   878      9.94 - 10.89     9,291         --         1.15 - 2.60     14.06 -  15.69
     2012... 1,112      8.71 -  9.41    10,160       1.72         1.15 - 2.60     10.05 -  11.63
     2011... 1,133      7.92 -  8.43     9,291       1.21         1.15 - 2.60     -8.59 -  -7.28
     2010... 1,669      8.66 -  9.10    14,890       1.99         1.15 - 2.60     16.00 -  17.66
     2009... 1,369      7.47 -  7.73    10,439       2.21         1.15 - 2.60     22.78 -  24.54

     AST QMA US Equity Alpha
     2013...     4     12.28 - 12.88        47         --         1.00 - 1.75     30.15 -  31.12
     2012...     5      9.43 -  9.82        47       0.73         1.00 - 1.75     16.76 -  18.41
     2011...     3      8.08 -  8.29        29       0.68         1.15 - 1.75      1.68 -   2.28
     2010...     4      7.95 -  8.11        29       0.61         1.15 - 1.75     13.07 -  13.74
     2009...     4      7.03 -  7.13        29       2.91         1.15 - 1.75     19.72 -  20.43

     AST RCM World Trends (av)
     2013...   136     10.77 - 11.71     1,550         --         1.15 - 2.65      9.53 -  11.16
     2012...   169      9.83 - 10.53     1,741       0.61         1.15 - 2.65      7.43 -   9.02
     2011...   170      9.15 -  9.66     1,613       0.39         1.15 - 2.65     -4.35 -  -2.93
     2010...   185      9.57 -  9.95     1,823       0.54         1.15 - 2.65      9.03 -  10.64
     2009...   185      8.77 -  8.99     1,650       0.39         1.15 - 2.65     20.20 -  21.98

     AST Schroders Global Tactical
     2013...    43     11.89 - 12.30       520         --         1.15 - 1.75     14.97 -  16.72
     2012...    38     10.37 - 10.54       402       0.63         1.15 - 1.50     14.39 -  14.58
     2011...    28      9.06 -  9.19       255       0.26         1.15 - 1.55     -3.88 -  -3.50
     2010...    33      9.43 -  9.53       317       0.39         1.15 - 1.55     12.60 -  13.04
     2009...    22      8.37 -  8.43       181       0.70         1.15 - 1.55     24.91 -  25.41

     AST Schroders Multi-Asset World Strategies
     2013...    61     10.87 - 11.91       704         --         1.15 - 2.60     11.50 -  13.10
     2012...    80      9.75 - 10.53       821       2.64         1.15 - 2.60      8.31 -   9.87
     2011...    66      9.00 -  9.58       623       1.97         1.15 - 2.60     -5.83 -  -4.48
     2010...    82      9.56 - 10.03       813       0.66         1.15 - 2.60      8.98 -  10.54
     2009...    89      8.77 -  9.08       797       1.87         1.15 - 2.60     24.18 -  25.96

(f) Previously known as AST First Trust Capital Appreciation Target
(av) Previously known as AST CLS Moderate Asset Allocation

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST Small-Cap Growth
     2013...   <1    $ 16.11 - 16.47    $    4        -- %        1.15 - 1.50%    33.17 -  33.63%
     2012...   <1      12.09 - 12.32         3         --         1.15 - 1.50     10.51 -  10.90
     2011...   <1      10.94 - 11.11         3         --         1.15 - 1.50     -2.44 -  -2.11
     2010...   <1      11.22 - 11.35         3       0.21         1.15 - 1.50     34.40 -  34.86
     2009...   <1       8.35 -  8.42         2       0.05         1.15 - 1.50     31.93 -  32.38

     AST Small-Cap Value
     2013...    2      14.71 - 15.19        30         --         1.15 - 1.65     35.84 -  37.72
     2012...    2      10.89 - 11.18        23       0.59         1.15 - 1.65     16.81 -  18.03
     2011...    3       9.22 -  9.57        30       0.56         1.15 - 2.00     -7.82 -   7.04
     2010...    3      10.01 - 10.30        34       0.42         1.15 - 2.00     23.52 -  24.56
     2009...    3       8.10 -  8.27        28       1.29         1.15 - 2.00     24.51 -  25.56

     AST Templeton Global Bond (g)
     2013...    5      11.73 - 12.11        56         --         1.15 - 1.65     -5.32 -  -4.85
     2012...    5      12.39 - 12.73        62       1.86         1.15 - 1.65      3.51 -   4.03
     2011...    8      11.97 - 12.24        95       2.63         1.15 - 1.65      2.43 -   2.94
     2010...    8      11.69 - 11.89        95       2.79         1.15 - 1.65      4.03 -   4.54
     2009...   10      11.23 - 11.37       113       6.65         1.15 - 1.65     10.29 -  10.84

     AST T. Rowe Price Asset Allocation
     2013...  513      12.08 - 13.24     6,585         --         1.15 - 2.60     13.87 -  15.50
     2012...  507      10.61 - 11.46     5,669       1.31         1.15 - 2.60     10.61 -  12.20
     2011...  524       9.59 - 10.22     5,235       1.10         1.15 - 2.60     -0.60 -   0.82
     2010...  595       9.65 - 10.13     5,927       0.97         1.15 - 2.60      8.71 -  10.27
     2009...  572       8.88 -  9.19     5,192       2.23         1.15 - 2.60     20.99 -  22.73

     AST T. Rowe Price Equity Income
     2013...    7      10.25 - 10.92        77         --         1.00 - 2.00     27.14 -  28.40
     2012...    8       8.06 -  8.50        63       0.19         1.00 - 2.00     14.94 -  16.85
     2011...    6       7.01 -  7.28        44       1.06         1.15 - 2.00     -3.57 -  -2.76
     2010...    6       7.27 -  7.48        46       1.31         1.15 - 2.00     11.02 -  11.96
     2009...    8       6.55 -  6.69        52       2.57         1.15 - 2.00     21.37 -  22.39

     AST T. Rowe Price Large-Cap Growth
     2013...    1      16.21 - 16.57        17         --         1.15 - 1.50     41.89 -  42.39
     2012...    3      11.42 - 11.64        33         --         1.15 - 1.50     15.84 -  16.24
     2011...    3       9.86 - 10.01        32         --         1.15 - 1.50     -3.15 -  -2.81
     2010...    3      10.18 - 10.30        33         --         1.15 - 1.50     14.10 -  14.49
     2009...    4       8.92 -  9.00        39         --         1.15 - 1.50     51.10 -  51.62

(g) Previously known as AST T. Rowe Price Global Bond

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Advanced Series Trust
   Sub-Accounts (continued):
     AST T. Rowe Price Natural Resources
     2013.........    13   $ 9.66 -  9.97    $   126        -- %        1.15 - 1.65%     13.51 -  14.07%
     2012.........    14     8.51 -  8.74        117       0.46         1.15 - 1.65       1.93 -   2.44
     2011.........    14     8.35 -  8.53        114       0.54         1.15 - 1.65     -16.30 - -15.89
     2010.........    12     9.97 - 10.14        124       0.41         1.15 - 1.65      18.50 -  19.08
     2009.........    15     8.42 -  8.52        131       1.45         1.15 - 1.65      46.92 -  47.65

     AST Wellington Management Hedged Equity
     2013.........    15    10.30 - 10.40        160         --         1.50 - 1.65      18.54 -  18.72
     2012.........    14     8.69 -  8.76        119       0.29         1.50 - 1.65       9.20 -   9.36
     2011.........    13     7.95 -  8.01        106       0.31         1.50 - 1.65      -5.02 -  -4.88
     2010.........    14     8.37 -  8.42        114       0.45         1.50 - 1.65      12.77 -  12.94
     2009.........    14     7.43 -  7.45        107       1.38         1.50 - 1.65      26.34 -  26.53

     AST Western Asset Core Plus Bond
     2013.........     1    12.09 - 12.09         13         --         1.00 - 1.00      -2.47 -  -2.47
     2012.........     1    12.39 - 12.39         13         --         1.00 - 1.00       6.78 -   6.78

Investments in the
  Alliance Bernstein Variable Product Series Fund
   Sub-Accounts:
     Alliance Bernstein VPS Growth
     2013......... 1,689    11.01 - 18.17     22,404       0.03         0.70 - 2.59      30.26 -  32.79
     2012......... 2,044     8.29 - 13.95     21,048         --         0.70 - 2.59      10.63 -  12.79
     2011......... 2,394     7.35 - 12.61     22,252         --         0.70 - 2.59      -1.64 -   0.27
     2010......... 2,946     7.33 - 12.82     27,158       0.05         0.70 - 2.59      11.82 -  13.99
     2009......... 3,442     6.43 - 11.47     28,380         --         0.70 - 2.59      29.43 -  31.94

     Alliance Bernstein VPS Growth & Income
     2013......... 3,790    18.05 - 21.21     64,269       1.16         0.70 - 2.59      31.11 -  33.65
     2012......... 4,652    13.77 - 15.87     59,852       1.36         0.70 - 2.59      14.20 -  16.42
     2011......... 5,403    12.06 - 13.63     60,388       1.14         0.70 - 2.59       3.33 -   5.33
     2010......... 6,809    11.67 - 12.94     73,511         --         0.70 - 2.59       9.88 -  12.01
     2009......... 7,866    10.62 - 11.55     76,440       3.38         0.70 - 2.59      17.23 -  19.51

     Alliance Bernstein VPS International Value
     2013......... 1,176    10.08 - 11.31     12,866       5.62         1.29 - 2.59      19.55 -  21.15
     2012......... 1,567     8.43 -  9.34     14,231       1.35         1.29 - 2.59      11.23 -  12.72
     2011......... 1,896     7.58 -  8.28     15,325       3.83         1.29 - 2.59     -21.52 - -20.48
     2010......... 2,052     9.66 - 10.42     20,934       2.49         1.29 - 2.59       1.60 -   2.95
     2009......... 2,299     9.51 - 10.12     22,857       1.01         1.29 - 2.59      30.88 -  32.63

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Alliance Bernstein Variable Product Series Fund
   Sub-Accounts (continued):
     Alliance Bernstein VPS Large Cap Growth
     2013... 1,886   $10.61 - 17.19    $20,320        -- %        0.94 - 2.59%     31.57 -  33.45%
     2012... 2,204     8.07 - 12.88     17,489       0.03         0.70 - 2.59      13.67 -  15.89
     2011... 2,470     6.96 - 11.33     17,081       0.09         0.70 - 2.59      -6.24 -  -4.42
     2010... 2,884     7.28 - 12.09     20,929       0.26         0.70 - 2.59       6.99 -   9.07
     2009... 3,398     6.68 - 11.30     22,723         --         0.70 - 2.59      33.56 -  36.15

     Alliance Bernstein VPS Small/Mid Cap Value
     2013...   647    26.47 - 30.49     18,939       0.42         1.29 - 2.59      34.07 -  35.86
     2012...   834    19.74 - 22.44     18,040       0.29         1.29 - 2.59      15.39 -  16.94
     2011... 1,022    17.11 - 19.19     18,974       0.27         1.29 - 2.59     -10.98 -  -9.80
     2010... 1,263    19.22 - 21.28     26,112       0.27         1.29 - 2.59      23.31 -  24.96
     2009... 1,511    15.59 - 17.03     25,089       0.79         1.29 - 2.59      38.96 -  40.82

     Alliance Bernstein VPS Value
     2013...    84    12.10 - 13.57      1,089       1.89         1.29 - 2.59      32.96 -  34.73
     2012...   139     9.10 - 10.08      1,352       1.78         1.29 - 2.59      12.54 -  14.05
     2011...   167     8.09 -  8.83      1,442       1.17         1.29 - 2.59      -6.26 -  -5.02
     2010...   231     8.63 -  9.30      2,098       1.78         1.29 - 2.59       8.54 -   9.98
     2009...   272     7.95 -  8.46      2,258       3.09         1.29 - 2.59      17.90 -  19.48

Investments in the
  American Century Variable Portfolios, Inc.
   Sub-Accounts:
     American Century VP Balanced
     2013...     1    20.48 - 20.48         12       1.63         1.45 - 1.45      15.74 -  15.74
     2012...     1    17.70 - 17.70         11       2.14         1.45 - 1.45      10.19 -  10.19
     2011...     1    16.06 - 16.06         10       1.95         1.45 - 1.45       3.82 -   3.82
     2010...     1    15.47 - 15.47         11       1.30         1.45 - 1.45      10.03 -  10.03
     2009...     1    14.06 - 14.06         20       5.12         1.45 - 1.45      13.82 -  13.82

     American Century VP International
     2013...    --    18.95 - 18.95          6       1.65         1.45 - 1.45      20.65 -  20.65
     2012...    <1    15.71 - 15.71          5       0.83         1.45 - 1.45      19.41 -  19.41
     2011...    <1    13.16 - 13.16          4       1.44         1.45 - 1.45     -13.31 - -13.31
     2010...    <1    15.18 - 15.18          5       4.08         1.45 - 1.45      11.66 -  11.66

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Dreyfus Socially Responsible Growth Fund, Inc.
   Sub-Account:
     Dreyfus Socially Responsible Growth Fund
     2013........    1    $  14.48 -14.97    $   20       1.25%        1.15 - 1.37%    32.52 -  32.81%
     2012........    1      10.59 - 11.27        15       0.82         1.15 - 1.59     10.20 -  10.69
     2011........    1       9.61 - 10.18        14       1.02         1.15 - 1.59     -0.69 -  -0.25
     2010........    2       8.39 - 10.21        18       0.65         1.15 - 1.60     12.98 -  13.50
     2009........    3       5.71 -  8.99        25       0.91         1.15 - 1.65     31.57 -  32.23

Investments in the
  Dreyfus Stock Index Fund
   Sub-Account:
     Dreyfus Stock Index Fund
     2013........   33      14.36 - 17.52       555       1.84          1.15 -1.85     29.59 -  30.52
     2012........   35      11.08 - 13.43       451       2.07         1.15 - 1.85     13.59 -  14.41
     2011........   39       9.76 - 11.74       442       1.88         1.15 - 1.85     -0.00 -   0.72
     2010........   42       9.76 - 11.65       472       1.80         1.15 - 1.85     12.72 -  13.53
     2009........   53       8.66 - 10.26       527       1.91         1.15 - 1.85     24.00 -  24.89

Investments in the
  Dreyfus Variable Investment Fund
   Sub-Accounts:
     VIF Growth & Income
     2013........    5      15.57 - 17.91        90       0.90         1.15 - 2.00     34.05 -  35.22
     2012........    6      11.61 - 13.25        75       1.37         1.15 - 2.00     15.71 -  16.72
     2011........    8      10.04 - 11.35        88       1.26         1.15 - 2.00     -4.73 -  -3.90
     2010........   11      10.53 - 11.81       126       1.13         1.15 - 2.00     16.24 -  17.25
     2009........   13       9.06 - 10.07       122       1.23         1.15 - 2.00     26.21 -  27.31

     VIF Money Market
     2013........   40       9.60 - 11.63       425         --         1.15 - 1.85     -1.85 -  -1.14
     2012........   47       9.78 - 11.76       506         --         1.15 - 1.85     -1.85 -  -1.15
     2011........   53       9.97 - 11.90       577       0.01         1.15 - 1.85     -1.84 -  -1.13
     2010........   65      10.16 - 12.04       703       0.01         1.15 - 1.85     -1.84 -  -1.13
     2009........   97      10.35 - 12.18     1,064       0.17         1.15 - 1.85     -1.72 -  -1.02

Investments in the
  DWS Investments Variable Series I
   Sub-Accounts:
     DWS Bond VIP A
     2013........   20      14.79 - 15.01       299       3.38         0.70 - 0.80     -3.81 -  -3.71
     2012........   23      15.37 - 15.59       365       4.45         0.70 - 0.80      6.91 -   7.02
     2011........   20      14.38 - 14.57       296       8.30         0.70 - 0.80      4.84 -   4.95
     2010........   38      13.72 - 13.88       526       4.42         0.70 - 0.80      5.94 -   6.04
     2009........   40      12.95 - 13.09       524       8.01         0.70 - 0.80      9.19 -   9.30

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  DWS Investments Variable Series I
   Sub-Accounts (continued):
     DWS Capital Growth VIP A
     2013.........   61    $ 17.85 - 18.12    $1,106       1.19%        0.70 - 0.80%     33.57 -  33.70%
     2012.........   69      13.36 - 13.55       928       0.88         0.70 - 0.80      15.12 -  15.24
     2011.........   82      11.61 - 11.76       967       0.77         0.70 - 0.80      -5.23 -  -5.14
     2010.........   95      12.25 - 12.40     1,169       0.90         0.70 - 0.80      15.77 -  15.89
     2009.........  119      10.58 - 10.70     1,268       1.26         0.70 - 0.80      25.85 -  25.98

     DWS Core Equity VIP A
     2013.........   37      16.17 - 16.42       611       1.25         0.70 - 0.80      36.23 -  36.37
     2012.........   32      11.87 - 12.04       382       1.23         0.70 - 0.80      14.89 -  15.00
     2011.........   39      10.33 - 10.47       405       1.17         0.70 - 0.80      -0.94 -  -0.84
     2010.........   40      10.43 - 10.56       419       1.66         0.70 - 0.80      13.48 -  13.60
     2009.........   51       9.19 -  9.30       472       2.02         0.70 - 0.80      33.07 -  33.21

     DWS Global Small Cap Growth VIP A
     2013.........   33      35.17 - 35.71     1,176       0.63         0.70 - 0.80      34.85 -  34.99
     2012.........   38      26.08 - 26.45     1,001       0.67         0.70 - 0.80      14.45 -  14.56
     2011.........   46      22.79 - 23.09     1,054       1.62         0.70 - 0.80     -10.62 - -10.53
     2010.........   42      25.49 - 25.81     1,091       0.43         0.70 - 0.80      25.63 -  25.75
     2009.........   54      20.29 - 20.52     1,100       1.61         0.70 - 0.80      47.02 -  47.17

     DWS International VIP A
     2013.........   22      13.31 - 13.52       290       4.65         0.70 - 0.80      19.27 -  19.39
     2012.........   29      11.16 - 11.32       324       2.13         0.70 - 0.80      19.68 -  19.80
     2011.........   31       9.33 -  9.45       289       1.84         0.70 - 0.80     -17.34 - -17.25
     2010.........   34      11.28 - 11.42       385       2.31         0.70 - 0.80       0.81 -   0.91
     2009.........   46      11.19 - 11.32       524       4.25         0.70 - 0.80      32.45 -  32.58

Investments in the
  DWS Investments Variable Series II
   Sub-Accounts:
     DWS Global Income Builder VIP A II
     2013.........   87      14.93 - 15.07     1,310       2.13         0.70 - 0.80      15.69 -  15.81
     2012.........   97      12.91 - 13.01     1,263       1.55         0.70 - 0.80      12.07 -  12.19
     2011.........  102      11.52 - 11.60     1,185       1.62         0.70 - 0.80      -2.21 -  -2.11
     2010.........  122      11.78 - 11.85     1,442       3.00         0.70 - 0.80      10.34 -  10.45
     2009.........  149      10.67 - 10.73     1,601       3.59         0.70 - 0.80      22.44 -  22.57

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  DWS Investments Variable Series II
   Sub-Accounts (continued):
     DWS Money Market VIP A II
     2013..............    16   $ 10.29 - 10.37   $   169       0.01%        0.70 - 0.80%     -0.79 - -0.69%
     2012..............    17     10.37 - 10.44       173       0.01         0.70 - 0.80      -0.79 - -0.69
     2011..............    25     10.46 - 10.51       259       0.01         0.70 - 0.80      -0.79 - -0.69
     2010..............    34     10.54 - 10.59       355       0.01         0.70 - 0.80      -0.79 - -0.69
     2009..............    56     10.62 - 10.66       596       0.45         0.70 - 0.80      -0.47 - -0.37

     DWS Small Mid Cap Growth VIP A II
     2013..............    22     17.53 - 17.69       384       0.12         0.70 - 0.80      41.64 - 41.78
     2012..............    23     12.38 - 12.47       282         --         0.70 - 0.80      13.43 - 13.55
     2011..............    30     10.91 - 10.99       324       0.52         0.70 - 0.80      -4.67 - -4.58
     2010..............    32     11.45 - 11.51       368         --         0.70 - 0.80      28.41 - 28.53
     2009..............    39      8.91 -  8.96       347         --         0.70 - 0.80      39.48 - 39.62

Investments in the
  Federated Insurance Series
   Sub-Account:
     Federated Prime Money Fund II
     2013..............   481      9.60 - 11.24     5,678         --         1.15 - 1.85      -1.85 - -1.14
     2012..............   589      9.79 - 11.37     7,077         --         1.15 - 1.85      -1.86 - -1.15
     2011..............   727      9.97 - 11.50     8,816         --         1.15 - 1.85      -1.84 - -1.14
     2010..............   917     10.16 - 11.64    11,242         --         1.15 - 1.85      -1.85 - -1.14
     2009.............. 1,287     10.35 - 11.77    15,995       0.41         1.15 - 1.85      -1.41 - -0.70

Investments in the
  Fidelity Variable Insurance Products Fund
   Sub-Accounts:
     VIP Contrafund
     2013..............   238     21.07 - 28.13     5,318       1.05         1.15 - 1.65      29.14 - 29.79
     2012..............   263     14.25 - 21.67     4,535       1.29         1.15 - 1.65       0.03 - 15.08
     2011..............   322     14.25 - 18.83     4,845       0.92         1.15 - 1.65      -3.64 -  9.76
     2010..............   417     14.86 - 19.54     6,552       1.11         1.15 - 1.65      15.30 - 15.88
     2009..............   526     12.89 - 16.86     7,153       1.28         1.15 - 1.65      33.49 - 34.16

     VIP Equity-Income
     2013..............    44     16.27 - 19.67       813       2.40         1.15 - 1.65      26.05 - 26.68
     2012..............    54     12.90 - 15.53       784       2.81         1.15 - 1.65      15.38 - 15.96
     2011..............    73     11.18 - 13.39       920       2.38         1.15 - 1.65      -0.68 - -0.18
     2010..............    86     11.26 - 13.42     1,087       1.64         1.15 - 1.65      13.27 - 13.83
     2009..............   109      9.94 - 11.79     1,225       2.22         1.15 - 1.65      28.08 - 28.72

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund
   Sub-Accounts (continued):
     VIP Growth
     2013............  261    $13.10 - 17.26     $3,578       0.28%        1.15 - 1.65%     34.11 -  34.78%
     2012............  281      9.77 - 12.81      2,865       0.60         1.15 - 1.65      12.81 -  13.37
     2011............  321      8.66 - 11.30      2,909       0.35         1.15 - 1.65      -0.94 -  27.74
     2010............  384      8.79 - 11.40      3,521       0.25         1.15 - 1.65      22.14 -  22.75
     2009............  460      7.19 -  9.29      3,486       0.41         1.15 - 1.65      26.19 -  26.82

     VIP High Income
     2013............   43     15.51 - 17.04        674       5.29         1.15 - 1.65       4.21 -   4.74
     2012............   54     14.88 - 16.27        809       5.02         1.15 - 1.65      12.35 -  12.92
     2011............   77     13.24 - 14.41      1,015       6.20         1.15 - 1.65       2.33 -   2.84
     2010............   98     12.94 - 14.01      1,259       7.33         1.15 - 1.65      11.96 -  12.52
     2009............  115     11.56 - 12.45      1,314       7.37         1.15 - 1.65      41.60 -  42.31

     VIP Index 500
     2013............  309     14.03 - 14.31      4,399       1.85         1.15 - 1.65      30.08 -  30.73
     2012............  350     10.73 - 11.00      3,821       2.01         1.15 - 1.65      14.01 -  14.59
     2011............  421      9.36 -  9.65      4,029       1.77         1.15 - 1.65       0.87 -  13.09
     2010............  536      9.28 -  9.61      5,108       1.80         1.15 - 1.65      13.14 -  13.71
     2009............  622      8.16 -  8.49      5,253       2.40         1.15 - 1.65      24.53 -  25.16

     VIP Investment Grade Bond
     2013............   64     18.01 - 18.53      1,186       2.26         1.25 - 1.45      -3.19 -  -3.00
     2012............   71     18.60 - 19.10      1,354       2.18         1.25 - 1.45       4.58 -   6.99
     2011............   83     17.38 - 18.27      1,515       2.74         1.25 - 1.65       5.58 -   6.00
     2010............  121     16.46 - 17.23      2,071       3.33         1.25 - 1.65       6.04 -   6.47
     2009............  147     15.53 - 16.19      2,376       8.84         1.25 - 1.65      13.83 -  14.29

     VIP Overseas
     2013............   80     12.78 - 14.78      1,155       1.30         1.15 - 1.65      28.30 -  28.95
     2012............   84      9.67 -  9.91        946       1.90         1.15 - 1.65      18.76 -  19.36
     2011............   99      8.15 -  8.30        935       1.29         1.15 - 1.65     -18.52 - -18.11
     2010............  128     10.14 - 11.91      1,479       1.30         1.15 - 1.65      11.82 -  32.53
     2009............  143      8.98 -  9.07      1,486       1.93         1.15 - 1.65      24.46 -  25.08

Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts:
     VIP Asset Manager Growth (Service Class 2)
     2013............    1     14.49 - 14.49         13       0.24         1.60 - 1.60      20.14 -  20.14
     2012............    5     12.06 - 12.43         56       1.17         1.35 - 1.60      13.27 -  13.56
     2011............    5     10.65 - 10.94         49       1.02         1.35 - 1.60      -7.95 -  -7.72
     2010............    8     11.57 - 11.86         95       0.77         1.35 - 1.60      14.17 -  14.46
     2009............    9     10.14 - 10.36         88       1.57         1.35 - 1.60      30.29 -  30.62

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
               ---------------------------------------- ------------------------------------------------
                          ACCUMULATION                                     EXPENSE            TOTAL
               UNITS       UNIT VALUE       NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST     (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------   ----------  ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP Contrafund (Service Class 2)
     2013..... 3,152     $14.79 - 16.80      $50,943        0.76%        1.29 - 2.59%    27.56 -  29.26%
     2012..... 4,188      11.44 - 13.17       52,723        1.06         1.29 - 2.59     13.13 -  14.64
     2011..... 5,398       9.98 - 11.64       58,993        0.72         1.29 - 2.59     -4.04 -  19.05
     2010..... 6,781      10.40 - 12.29       77,662        0.94         1.29 - 2.59     13.90 -  15.42
     2009..... 7,788       9.01 - 10.79       77,547        1.12         1.29 - 2.59     31.96 -  33.72

     VIP Equity-Income (Service Class 2)
     2013.....    41      15.72 - 16.47          640        2.11         1.35 - 2.00     25.27 -  26.10
     2012.....    54      12.47 - 13.15          662        2.79         1.35 - 2.00     14.71 -  15.47
     2011.....    65      10.80 - 11.46          691        2.08         1.35 - 2.00     -1.35 -  -0.70
     2010.....    84      10.87 - 11.62          908        1.42         1.35 - 2.00     12.62 -  13.37
     2009.....   106       9.59 - 10.32        1,018        1.75         1.35 - 2.00     27.29 -  28.13

     VIP Freedom 2010 Portfolio (Service Class 2)
     2013.....   438      12.36 - 13.63        5,815        1.20         1.29 - 2.54     10.32 -  11.74
     2012.....   659      11.20 - 12.19        7,849        1.60         1.29 - 2.54      8.74 -  10.14
     2011.....   804      10.30 - 11.07        8,729        1.84         1.29 - 2.54     -2.95 -  -1.71
     2010.....   834      10.61 - 11.26        9,258        1.83         1.29 - 2.54      9.69 -  11.09
     2009.....   969       9.67 - 10.14        9,706        3.65         1.29 - 2.54     20.81 -  22.36

     VIP Freedom 2020 Portfolio (Service Class 2)
     2013.....   397      12.45 - 13.46        5,203        1.42         1.29 - 2.29     12.99 -  14.14
     2012.....   499      11.02 - 11.79        5,753        1.70         1.29 - 2.29     10.48 -  11.61
     2011.....   595       9.97 - 10.57        6,166        1.86         1.29 - 2.29     -3.50 -  -2.51
     2010.....   671      10.33 - 10.84        7,168        1.83         1.29 - 2.29     11.71 -  12.85
     2009.....   775       9.25 -  9.60        7,366        3.23         1.29 - 2.29     25.60 -  26.89

     VIP Freedom 2030 Portfolio (Service Class 2)
     2013.....   197      13.01 - 13.63        2,623        1.45         1.29 - 1.89     19.11 -  19.84
     2012.....   219      10.92 - 11.37        2,448        1.98         1.29 - 1.89     13.00 -  13.69
     2011.....   220       9.66 - 10.00        2,169        1.47         1.29 - 1.89     -4.66 -  -4.08
     2010.....   346      10.14 - 10.43        3,560        1.84         1.29 - 1.89     13.70 -  14.40
     2009.....   318       8.85 -  9.12        2,867        2.12         1.29 - 2.09     28.44 -  29.49

     VIP Freedom Income Portfolio (Service Class 2)
     2013.....   152      11.64 - 12.48        1,856        1.09         1.29 - 2.19      2.90 -   3.85
     2012.....   207      11.31 - 12.02        2,445        1.06         1.29 - 2.19      4.53 -   4.88
     2011.....   281      10.82 - 11.46        3,164        1.61         1.29 - 2.29     -0.93 -   0.08
     2010.....   285      10.92 - 11.45        3,213        1.52         1.29 - 2.29      4.80 -   5.87
     2009.....   345      10.42 - 10.82        3,692        3.70         1.29 - 2.29     12.01 -  13.16

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP Growth (Service Class 2)
     2013...    11   $12.19 - 13.00    $   145       0.05%        1.35 - 1.85%    33.49 -  34.17%
     2012...    12     9.13 -  9.69        117       0.35         1.35 - 1.85     12.28 -  12.85
     2011...    14     8.13 -  8.58        120       0.10         1.35 - 1.85     -1.88 -  -1.38
     2010...    27     8.29 -  8.70        235       0.03         1.35 - 1.85     21.57 -  22.19
     2009...    35     6.82 -  7.12        250       0.15         1.35 - 1.85     25.60 -  26.24

     VIP Growth & Income (Service Class 2)
     2013...   761    15.22 - 17.07     12,624       1.61         1.29 - 2.59     29.80 -  31.53
     2012...   906    11.72 - 12.98     11,479       2.01         1.29 - 2.59     15.18 -  16.72
     2011... 1,028    10.18 - 11.12     11,194       1.76         1.29 - 2.59     -1.26 -   0.05
     2010...   903    10.31 - 11.11      9,825       0.45         1.29 - 2.59     11.58 -  13.07
     2009... 1,061     9.24 -  9.83     10,243       0.84         1.29 - 2.59     23.73 -  25.38

     VIP Growth Stock (Service Class 2)
     2013...    95    15.22 - 16.65      1,546       0.31         1.29 - 2.44     29.99 -  32.88
     2012...    92    11.71 - 12.53      1,128       0.58         1.29 - 2.29     15.46 -  16.65
     2011...   125    10.14 - 10.74      1,315         --         1.29 - 2.29     -1.85 -  -0.84
     2010...   233    10.33 - 10.83      2,481         --         1.29 - 2.29     17.03 -  18.22
     2009...   176     8.83 -  9.16      1,594       0.05         1.29 - 2.29     41.12 -  42.56

     VIP High Income (Service Class 2)
     2013...   307    14.84 - 16.43      4,993       5.35         1.29 - 2.44      3.12 -   4.33
     2012...   365    14.39 - 15.75      5,701       5.34         1.29 - 2.44     11.18 -  12.50
     2011...   466    12.95 - 14.00      6,476       6.41         1.29 - 2.44      1.19 -   2.38
     2010...   561    12.79 - 13.67      7,633       7.13         1.29 - 2.44     10.90 -  12.21
     2009...   669    11.54 - 12.19      8,136       7.88         1.29 - 2.44     39.97 -  41.61

     VIP Index 500 (Service Class 2)
     2013...   644    13.46 - 14.73      9,263       1.82         1.29 - 2.44     28.69 -  30.21
     2012...   598    10.46 - 11.31      6,649       1.86         1.29 - 2.44     12.80 -  14.14
     2011...   684     9.27 -  9.91      6,687       1.70         1.29 - 2.44     -0.69 -   0.47
     2010...   757     9.34 -  9.86      7,385       1.58         1.29 - 2.44     11.93 -  13.25
     2009...   873     8.34 -  8.71      7,544       2.27         1.29 - 2.44     23.22 -  24.67

     VIP Investment Grade Bond (Service Class 2)
     2013...    <1    14.64 - 14.64          2       2.40         1.50 - 1.50     -3.54 -  -3.54
     2012...    <1    15.18 - 15.18          2       2.19         1.50 - 1.50      4.02 -   4.02
     2011...    <1    14.59 - 14.59          1       3.10         1.50 - 1.50      5.43 -   5.43
     2010...    <1    13.84 - 13.84          1       3.47         1.50 - 1.50      5.93 -   5.93
     2009...    <1    13.06 - 13.06          1       9.98         1.50 - 1.50     13.74 -  13.74

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Fidelity Variable Insurance Products Fund (Service Class 2)
   Sub-Accounts (continued):
     VIP Mid Cap (Service Class 2)
     2013.........   869   $15.70 - 19.29    $15,307       0.26%        1.29 - 2.44%     34.12 -  34.13%
     2012......... 1,098    11.70 - 14.38     14,508       0.37         1.29 - 2.59      11.59 -  13.08
     2011......... 1,353    10.35 - 12.89     15,901       0.02         1.29 - 2.59     -12.00 -  16.59
     2010......... 1,728    11.76 - 14.84     23,239       0.12         1.29 - 2.59      25.25 -  26.91
     2009......... 1,917     9.27 - 11.85     20,438       0.44         1.29 - 2.59      36.13 -  37.95

     VIP Money Market (Service Class 2)
     2013.........   961     9.16 -  9.52      9,439       0.01         1.25 - 2.59      -2.58 -  -1.23
     2012......... 1,363     9.40 -  9.64     13,578       0.01         1.25 - 2.59      -2.59 -  -1.24
     2011......... 1,590     9.65 -  9.76     16,085       0.01         1.25 - 2.59      -2.57 -  -1.23
     2010......... 1,777     9.88 -  9.90     18,304       0.01         1.25 - 2.59      -2.52 -  -1.17
     2009......... 2,328    10.00 - 10.16     24,330       0.50         1.25 - 2.59      -2.13 -  -0.04

     VIP Overseas (Service Class 2)
     2013.........     3    13.98 - 14.91         41       1.10         1.35 - 1.85      27.76 -  28.41
     2012.........     3    10.95 - 11.61         33       1.65         1.35 - 1.85      18.15 -  18.75
     2011.........     3     9.26 -  9.78         32       1.02         1.35 - 1.85     -18.87 - -18.45
     2010.........     4    11.42 - 11.99         55       0.77         1.35 - 1.85      10.74 -  11.31
     2009.........     9    10.31 - 10.78         98       1.36         1.35 - 1.85      23.89 -  24.52

Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts:
     Franklin Flex Cap Growth Securities
     2013.........   140    15.71 - 17.32      2,339         --         1.29 - 2.39      35.71 -  36.33
     2012.........   211    11.53 - 12.76      2,621         --         1.29 - 2.59       6.43 -   7.85
     2011.........   277    10.83 - 11.83      3,204         --         1.29 - 2.59      -7.26 -  -6.03
     2010.........   344    11.68 - 12.59      4,240         --         1.29 - 2.59      13.19 -  14.70
     2009.........   397    10.32 - 10.98      4,282         --         1.29 - 2.59      29.53 -  31.25

     Franklin Growth and Income Securities
     2013......... 1,486    18.54 - 21.73     31,193       2.61         1.29 - 2.69      26.12 -  27.93
     2012......... 1,922    14.70 - 16.99     31,623       2.92         1.29 - 2.69       9.21 -  10.78
     2011......... 2,360    13.46 - 15.33     35,184       3.65         1.29 - 2.69      -0.34 -   1.09
     2010......... 3,006    13.51 - 15.17     44,508       3.52         1.29 - 2.69      13.54 -  15.17
     2009......... 3,531    11.89 - 13.17     45,548       4.62         1.29 - 2.69      23.15 -  24.92

     Franklin High Income Securities
     2013.........   595    15.71 - 17.89     10,280       7.20         1.28 - 2.59       5.04 -   6.46
     2012.........   692    14.95 - 16.80     11,252       7.10         1.28 - 2.59      12.56 -  14.09
     2011.........   747    13.29 - 14.73     10,675       6.20         1.28 - 2.59       1.86 -   3.23
     2010.........   893    13.04 - 14.26     12,422       6.47         1.28 - 2.59      10.33 -  11.82
     2009.........   908    11.82 - 12.76     11,343       6.81         1.28 - 2.59      39.00 -  40.88

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
               ---------------------------------------- ------------------------------------------------
                          ACCUMULATION                                     EXPENSE            TOTAL
               UNITS       UNIT VALUE       NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST     (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------   ----------  ------------- ----------------- -----------------
Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
     Franklin Income Securities
     2013.....  7,996    $15.52 - 17.67      $137,214       6.35%        1.28 - 2.59%     10.99 - 12.49%
     2012.....  9,738     13.98 - 15.71       149,063       6.56         1.28 - 2.59       9.73 - 11.22
     2011..... 11,831     12.74 - 14.13       163,349       5.78         1.28 - 2.59      -0.26 -  1.08
     2010..... 14,345     12.78 - 13.97       196,462       6.57         1.28 - 2.59       9.76 - 11.24
     2009..... 16,850     11.64 - 12.56       207,946       7.91         1.28 - 2.59      32.09 - 33.87

     Franklin Large Cap Growth Securities
     2013.....  2,324     13.38 - 15.06        34,052       1.07         1.29 - 2.54      25.37 - 26.98
     2012.....  3,073     10.67 - 11.86        35,616       0.84         1.29 - 2.54       9.51 - 10.92
     2011.....  3,694      9.75 - 10.69        38,730       0.66         1.29 - 2.54      -4.00 - -2.77
     2010.....  4,420     10.19 - 10.99        47,797       0.79         1.29 - 2.49       8.81 - 10.15
     2009.....  5,184      9.36 -  9.98        51,013       1.35         1.29 - 2.49      26.50 - 28.06

     Franklin Small Cap Value Securities
     2013.....  1,109     20.16 - 29.05        33,819       1.33         1.28 - 2.69      32.58 - 34.51
     2012.....  1,414     14.99 - 21.91        32,367       0.79         1.28 - 2.69      15.20 - 16.88
     2011.....  1,731     12.82 - 19.02        34,175       0.69         1.28 - 2.69      -6.34 - -4.98
     2010.....  2,038     13.49 - 20.31        42,888       0.72         1.28 - 2.69      24.78 - 26.59
     2009.....  2,387     10.66 - 16.28        40,027       1.60         1.28 - 2.69      25.68 - 27.51

     Franklin Small Mid-Cap Growth Securities
     2013.....     45     26.43 - 32.50         1,155         --         1.15 - 2.34      34.92 - 36.58
     2012.....     78     19.59 - 23.80         1,559         --         1.15 - 2.34       8.25 -  9.58
     2011.....     89     18.09 - 21.72         1,618         --         1.15 - 2.34      -7.16 - -5.92
     2010.....    125     19.47 - 23.08         2,427         --         1.15 - 2.34      24.50 - 26.17
     2009.....    151     15.62 - 18.29         2,308         --         1.15 - 2.34      40.22 - 41.93

     Franklin U.S. Government
     2013.....  1,541     11.11 - 12.76        19,112       2.81         1.29 - 2.69      -4.87 - -3.50
     2012.....  2,156     11.68 - 13.22        27,760       2.75         1.29 - 2.69      -0.86 -  0.57
     2011.....  2,352     11.78 - 13.15        30,171       3.05         1.29 - 2.69       2.85 -  4.32
     2010.....  2,990     11.46 - 12.60        36,872       3.27         1.29 - 2.69       2.45 -  3.93
     2009.....  3,519     11.18 - 12.13        41,848       3.63         1.29 - 2.69       0.32 -  1.76

     Mutual Global Discovery Securities
     2013.....  1,099     14.12 - 15.64        17,621       2.10         1.29 - 2.59      23.89 - 25.97
     2012.....  1,257     11.40 - 12.41        16,188       2.51         1.29 - 2.54      10.47 - 11.89
     2011.....  1,644     10.32 - 11.09        19,043       2.18         1.29 - 2.54      -5.42 - -4.21
     2010.....  2,064     10.91 - 11.58        25,013       1.26         1.29 - 2.54       9.12 - 10.51
     2009.....  2,263      9.98 - 10.48        24,825       1.11         1.29 - 2.59      20.12 - 21.73

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Franklin Templeton Variable Insurance Products Trust
   Sub-Accounts (continued):
     Mutual Shares Securities
     2013......... 3,925   $ 18.64 - 27.99   $ 75,874       2.03%       1.15 - 2.69%     24.81 -  26.79%
     2012......... 5,070     14.94 - 22.07     77,900       2.02        1.15 - 2.69      11.16 -  12.93
     2011......... 6,198     13.44 - 19.54     84,958       2.24        1.15 - 2.69      -3.70 -  -2.17
     2010......... 7,794     13.95 - 19.98    109,831       1.53        1.15 - 2.69       8.21 -   9.92
     2009......... 9,119     12.90 - 18.17    117,555       1.83        1.15 - 2.69      22.66 -  24.61

     Templeton Developing Markets Securities
     2013.........   429     23.46 - 30.89     14,605       1.95        1.15 - 2.49      -3.39 -  -2.20
     2012.........   528     31.98 - 36.19     18,473       1.38        1.29 - 2.49      10.34 -  11.70
     2011.........   673     28.98 - 32.40     21,178       0.95        1.29 - 2.49     -17.95 - -16.94
     2010.........   793     35.32 - 39.01     30,100       1.55        1.29 - 2.49      14.66 -  16.07
     2009.........   910     30.81 - 33.61     29,859       4.09        1.29 - 2.49      68.30 -  70.37

     Templeton Foreign Securities
     2013......... 4,142     17.84 - 21.60     86,941       2.39        1.15 - 2.69      19.66 -  21.56
     2012......... 5,152     14.68 - 18.05     89,891       2.99        1.15 - 2.69      15.05 -  16.88
     2011......... 6,285     12.56 - 15.69     94,495       1.75        1.15 - 2.69     -13.04 - -11.65
     2010......... 7,286     14.21 - 18.04    124,837       1.81        1.15 - 2.69       5.49 -   7.17
     2009......... 8,365     13.26 - 17.10    134,982       3.25        1.15 - 2.69      33.36 -  35.48

     Templeton Global Bond Securities
     2013.........    59     23.79 - 34.63      1,667       4.56        1.15 - 2.24      -0.65 -   0.47
     2012.........    70     23.95 - 34.47      1,971       6.11        1.15 - 2.24      12.48 -  13.75
     2011.........    92     21.29 - 30.30      2,250       5.54        1.15 - 2.24      -3.11 -  -2.00
     2010.........   113     21.69 - 30.92      2,772       1.44        1.15 - 2.69      11.68 -  13.14
     2009.........   131     19.42 - 27.33      2,855      13.65        1.15 - 2.39      15.85 -  17.33

     Templeton Growth Securities
     2013.........    50     15.70 - 23.44      1,111       2.63        1.15 - 1.85      28.40 -  29.33
     2012.........    56     12.23 - 18.13        949       2.20        1.15 - 1.85      18.82 -  19.68
     2011.........    69     10.29 - 15.15        994       1.34        1.15 - 1.85      -8.69 -  -8.04
     2010.........    85     11.27 - 16.47      1,320       1.28        1.15 - 1.85       5.41 -   6.17
     2009.........   106     10.69 - 15.51      1,542       2.84        1.15 - 1.85      28.68 -  29.60

Investments in the
  Goldman Sachs Variable Insurance Trust
   Sub-Accounts:
     VIT Large Cap Value
     2013.........   264     13.40 - 15.04      3,836       1.14        1.29 - 2.59      29.78 -  31.51
     2012.........   367     10.33 - 11.43      4,086       1.37        1.29 - 2.59      16.04 -  17.59
     2011.........   442      8.90 -  9.72      4,186       1.20        1.29 - 2.59      -9.45 -  -8.25
     2010.........   504      9.83 - 10.60      5,230       0.73        1.29 - 2.59       8.32 -   9.76
     2009.........   617      9.07 -  9.65      5,856       1.74        1.29 - 2.59      15.25 -  16.79

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                      FOR THE YEAR ENDED DECEMBER 31,
               ------------------------------------- ------------------------------------------------
                         ACCUMULATION                                   EXPENSE            TOTAL
               UNITS      UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
               (000S)  LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------  -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  Goldman Sachs Variable Insurance Trust
   Sub-Accounts (continued):
     VIT Mid Cap Value
     2013.....   192    $ 17.26 - 19.03    $ 3,553       0.76%        1.29 - 2.39%     31.18 -  31.78%
     2012.....   271      13.10 - 14.50      3,850       1.09         1.29 - 2.59      15.39 -  16.94
     2011.....   352      11.35 - 12.40      4,298       0.74         1.29 - 2.59      -8.80 -  -7.58
     2010.....   405      12.45 - 13.42      5,352       0.63         1.29 - 2.59      21.77 -  23.39
     2009.....   485      10.22 - 10.88      5,208       1.72         1.29 - 2.59      29.70 -  31.43

     VIT Strategic Growth
     2013.....     1      11.20 - 17.36         21       0.41         1.15 - 1.65      30.25 -  30.91
     2012.....     1       8.60 - 13.26         16       0.68         1.15 - 1.65      17.92 -  18.51
     2011.....     2       7.29 - 11.19         16       0.46         1.15 - 1.65      -4.21 -  -3.73
     2010.....     2       7.61 - 11.63         17       0.29         1.15 - 1.65       8.93 -   9.47
     2009.....     4       6.99 - 10.62         31       0.47         1.15 - 1.65      45.33 -  46.06

     VIT Strategic International Equity
     2013.....    --      10.53 - 10.53         --         --         1.65 - 1.65      22.17 -  22.17
     2012.....    <1       8.62 -  8.62          3       2.21         1.65 - 1.65      19.25 -  19.25
     2011.....    <1       7.23 -  7.23          2       3.52         1.65 - 1.65     -16.44 - -16.44
     2010.....    <1       8.65 -  8.65          3       1.44         1.65 - 1.65       8.56 -   8.56
     2009.....    <1       7.97 - 11.22          3       1.73         1.15 - 1.65      26.58 -  27.21

     VIT Structured Small Cap Equity
     2013.....   549      14.46 - 27.15      8,757       0.93         1.15 - 2.59      32.11 -  34.07
     2012.....   707      10.94 - 20.25      8,438       1.12         1.15 - 2.59       9.90 -  11.54
     2011.....   863       9.96 - 18.16      9,268       0.78         1.15 - 2.59      -1.93 -  -0.47
     2010..... 1,062      10.15 - 18.24     11,508       0.52         1.15 - 2.59      26.75 -  28.63
     2009..... 1,338       8.01 - 14.18     11,301       1.09         1.15 - 2.59      24.37 -  26.21

     VIT Structured U.S. Equity
     2013.....   375      14.21 - 15.95      5,793       1.04         1.29 - 2.59      33.96 -  35.75
     2012.....   541      10.61 - 11.75      6,183       1.73         1.29 - 2.59      11.49 -  12.98
     2011.....   645       9.52 - 10.40      6,544       1.65         1.29 - 2.59       1.36 -   2.71
     2010.....   799       9.39 - 10.12      7,921       1.40         1.29 - 2.59       9.92 -  11.39
     2009.....   945       8.54 -  9.09      8,434       1.96         1.29 - 2.59      18.01 -  19.58

Investments in the
  Invesco Investment Services
   Sub-Accounts:
     Invesco V.I. American Franchise (h)
     2013..... 6,845      10.12 - 15.68     93,981       0.42         0.70 - 2.30      36.95 -  39.16
     2012..... 7,873       7.28 - 11.45     78,332         --         0.70 - 2.30      11.14 -  12.94
     2011..... 2,954       6.44 - 10.30     26,873         --         0.70 - 2.30      -8.31 -  -6.83
     2010..... 2,775       6.91 - 11.23     25,826         --         0.70 - 2.30      17.12 -  19.01
     2009..... 3,339       5.81 -  9.59     26,376       0.11         0.70 - 2.30      62.30 -  64.91

(h) Previously known as Invesco Van Kampen V.I. American Franchise

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services
   Sub-Accounts (continued):
     Invesco V.I. American Value (i)
     2013........ 2,294   $ 20.38 - 27.72   $ 49,879      0.65%        0.70 - 2.69%    30.66 -  33.33%
     2012........ 2,761     15.60 - 20.79     45,487      0.70         0.70 - 2.69     14.14 -  16.49
     2011........ 3,356     13.67 - 17.85     47,938      0.66         0.70 - 2.69     -1.79 -   0.22
     2010........ 4,243     13.92 - 17.81     61,101      0.91         0.70 - 2.69     18.96 -  21.39
     2009........ 5,038     11.70 - 14.67     60,411      1.21         0.70 - 2.69     35.46 -  38.24

     Invesco V.I. Comstock (j)
     2013........ 1,699     17.61 - 21.03     32,923      1.63         0.70 - 2.30     32.88 -  35.03
     2012........ 2,038     13.25 - 15.58     29,458      1.69         0.70 - 2.30     16.52 -  18.40
     2011........ 2,480     11.37 - 13.16     30,516      1.65         0.70 - 2.30     -4.07 -  -2.52
     2010........ 3,006     11.86 - 13.50     38,273      0.13         0.70 - 2.30     13.34 -  15.17
     2009........ 3,622     10.46 - 11.72     40,418      4.52         0.70 - 2.30     25.85 -  27.88

     Invesco V.I. Core Equity
     2013........ 4,780     14.40 - 16.15     90,978      1.39         0.70 - 2.20     26.44 -  28.35
     2012........ 5,459     11.39 - 12.59     81,396      0.97         0.70 - 2.20     11.40 -  13.09
     2011........ 6,319     10.22 - 11.13     83,568      0.94         0.70 - 2.20     -2.23 -  -0.76
     2010........ 7,679     10.46 - 11.22    102,270      0.92         0.70 - 2.20      7.17 -   8.79
     2009........ 9,116      9.76 - 10.31    112,600      1.70         0.70 - 2.20     25.51 -  27.40

     Invesco V.I. Diversified Dividend
     2013........ 3,919     14.44 - 18.26    157,003      2.28         0.70 - 2.05     28.38 -  30.12
     2012........ 4,565     11.25 - 14.03    141,411      2.02         0.70 - 2.05     16.31 -  17.90
     2011........ 5,321      9.67 - 11.90    140,368      1.74         0.70 - 2.05     -1.83 -  -0.49
     2010........ 6,213      9.85 - 11.96    166,267      1.75         0.70 - 2.05      8.24 -   9.71
     2009........ 7,306      9.10 - 10.90    178,672      1.84         0.70 - 2.05     21.78 -  23.44

     Invesco V.I. Diversified Income
     2013........   624     12.64 - 13.42      8,506      4.53         1.10 - 1.85     -1.80 -  -1.04
     2012........   731     12.88 - 13.57     10,091      4.66         1.10 - 1.85      8.66 -   9.50
     2011........   775     11.85 - 12.39      9,818      5.44         1.10 - 1.85      5.05 -   5.85
     2010........   831     11.28 - 11.70     10,007      5.69         1.10 - 1.85      8.01 -   8.84
     2009........ 1,012     10.44 - 10.75     11,196      9.96         1.10 - 1.85      9.02 -   9.86

     Invesco V.I. Equity and Income (k)
     2013........ 1,670     18.28 - 21.92     28,119      1.59         0.70 - 1.98     23.77 -  24.31
     2012........ 1,888     14.77 - 17.64     25,806      1.87         0.70 - 2.05     10.29 -  11.79
     2011 (au)... 2,160     13.39 - 15.78     26,442      0.60         0.70 - 2.05     -9.19 -  -8.36

(i)Previously known as Invesco Van Kampen V.I. American Value
(j)Previously known as Invesco Van Kampen V.I. Comstock
(k)Previously known as Invesco Van Kampen V.I. Equity and Income
(au)For the period beginning April 29, 2011 and ended December 31, 2011

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                 ----------------------------------- ------------------------------------------------
                          ACCUMULATION                                  EXPENSE            TOTAL
                 UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services
   Sub-Accounts (continued):
     Invesco V.I. Global Core Equity
     2013....... 1,754   $ 13.06 - 16.06   $38,615        1.91%       0.70 - 2.05%     20.02 -  21.65%
     2012....... 2,028     10.88 - 13.20    36,934        2.45        0.70 - 2.05      11.44 -  12.95
     2011....... 2,401      9.76 - 11.69    39,167          --        0.70 - 2.05     -18.36 - -11.58
     2010.......     2     10.04 - 10.54        21        1.85        1.35 - 1.85       8.90 -   9.45
     2009.......     2      9.22 -  9.63        19        5.28        1.35 - 1.85      13.85 -  14.43

     Invesco V.I. Government Securities
     2013.......   625     14.76 - 16.55     9,973        3.43        1.10 - 1.70      -4.26 -  -3.69
     2012.......   745     15.42 - 17.18    12,302        3.05        1.10 - 1.70       0.74 -   1.35
     2011.......   829     15.30 - 16.95    13,545        3.33        1.10 - 1.70       6.10 -   6.73
     2010.......   923     14.42 - 15.88    14,330        4.73        1.10 - 1.70       3.63 -   4.25
     2009....... 1,137     13.92 - 15.24    16,970        4.25        1.10 - 1.70      -1.70 -  -1.11

     Invesco V.I. High Yield (l)
     2013 (m)...   993      9.73 - 11.74    17,193        7.49        0.70 - 1.98       5.03 -   5.84
     2012.......   429     15.63 - 18.06     6,535        4.87        1.10 - 1.85      15.00 -  15.89
     2011.......   460     13.49 - 15.70     6,091        7.12        1.10 - 1.85      -0.90 -  -0.14
     2010.......   517     13.51 - 15.85     6,884        9.49        1.10 - 1.85      11.47 -  12.33
     2009.......   614     12.02 - 14.22     7,295        8.24        1.10 - 1.85      49.96 -  51.12

     Invesco V.I. High Yield Securities (l)
     2013 (n)...    --        N/A -  N/A        --       16.91        0.70 - 1.98       3.41 -   3.83
     2012.......   797      9.17 - 11.22    13,624        7.37        0.70 - 1.98      16.52 -  18.03
     2011.......   860      7.77 -  9.63    12,595        8.05        0.70 - 1.98      -0.01 -   1.28
     2010....... 1,029      7.67 -  9.63    14,876        8.11        0.70 - 1.98       8.06 -   9.45
     2009....... 1,184      7.01 -  8.91    15,689        8.04        0.70 - 1.98      41.73 -  43.55

     Invesco V.I. International Growth
     2013....... 1,126     14.11 - 19.55    23,317        1.19        1.10 - 1.70      17.01 -  17.71
     2012....... 1,246     12.06 - 16.61    22,031        1.43        1.10 - 1.70      13.58 -  14.27
     2011....... 1,441     10.62 - 14.54    22,402        1.66        1.10 - 1.70      -8.31 -  -7.76
     2010....... 1,664     11.58 - 15.76    28,061        2.11        1.10 - 1.70      10.96 -  11.63
     2009....... 1,989     10.43 - 14.12    30,189        1.41        1.10 - 1.70      32.96 -  33.76

     Invesco V.I. Mid Cap Core Equity
     2013.......   585     16.48 - 23.92    12,044        0.71        1.10 - 2.20      26.01 -  27.41
     2012.......   659     13.08 - 18.77    10,748        0.06        1.10 - 2.20       8.53 -   9.74
     2011.......   781     12.05 - 17.11    11,587        0.29        1.10 - 2.20      -8.41 -  -7.40
     2010.......   945     13.15 - 18.47    15,213        0.52        1.10 - 2.20      11.63 -  12.87
     2009....... 1,019     11.78 - 16.37    14,730        1.26        1.10 - 2.20      27.38 -  28.79

(l) On April 26, 2013, Invesco V.I. High Yield Securities merged into Invesco V.I. High Yield
(m) For the period beginning April 26, 2013 and ended December 31, 2013
(n) For the period beginning January 1, 2013 and ended April 26, 2013

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services
   Sub-Accounts (continued):
     Invesco V.I. Mid Cap Growth (o)
     2013........   391   $ 16.44 - 24.21   $ 8,533       0.42%        1.10 - 1.70%    34.71 -  35.52%
     2012 (at)...   429     12.20 - 17.86     6,892         --         1.10 - 1.70     -2.85 -  -2.45

     Invesco V.I. Money Market
     2013........   718      9.99 - 11.67     8,195       0.03         1.10 - 1.70     -1.65 -  -1.06
     2012........   904     10.16 - 11.80    10,400       0.03         1.10 - 1.70     -1.66 -  -1.07
     2011........ 1,111     10.33 - 11.93    12,939       0.05         1.10 - 1.70     -1.63 -  -1.04
     2010........ 1,254     10.50 - 12.05    14,866       0.18         1.10 - 1.70     -1.51 -  -0.92
     2009........ 1,450     10.66 - 12.16    17,303       0.12         1.10 - 1.70     -1.58 -  -0.99

     Invesco V.I. S&P 500 Index
     2013........ 2,066     13.28 - 15.04    33,532       2.03         0.70 - 2.05     29.23 -  30.99
     2012........ 2,391     10.27 - 11.48    29,851       2.07         0.70 - 2.05     13.31 -  14.85
     2011........ 2,722      9.07 - 10.00    29,967       1.94         0.70 - 2.05     -0.21 -   1.14
     2010........ 3,123      9.09 -  9.89    34,211       1.91         0.70 - 2.05     12.54 -  14.07
     2009........ 3,670      8.07 -  8.67    35,552       2.69         0.70 - 2.05     23.77 -  25.45

     Invesco V.I. Technology
     2013........   177     16.18 - 17.15     2,947         --         1.10 - 1.70     23.04 -  23.78
     2012........   177     13.15 - 13.86     2,387         --         1.10 - 1.70      9.40 -  10.06
     2011........   193     12.02 - 12.59     2,371       0.19         1.10 - 1.70     -6.65 -  -6.09
     2010........   214     12.88 - 13.41     2,815         --         1.10 - 1.70     19.26 -  19.98
     2009........   296     10.80 - 11.17     3,239         --         1.10 - 1.70     54.75 -  55.68

     Invesco V.I. Utilities
     2013........   276     20.46 - 21.68     5,821       2.95         1.10 - 1.70      8.89 -   9.55
     2012........   311     18.79 - 19.79     6,002       3.19         1.10 - 1.70      1.86 -   2.47
     2011........   341     18.45 - 19.32     6,433       3.18         1.10 - 1.70     14.49 -  15.18
     2010........   393     16.11 - 16.77     6,462       3.41         1.10 - 1.70      4.51 -   5.14
     2009........   454     15.42 - 15.95     7,117       4.44         1.10 - 1.70     12.99 -  13.67

     Invesco V.I. Value Opportunities (p)
     2013........   508     14.99 - 16.14     7,894       1.49         1.10 - 1.70     31.50 -  32.29
     2012........   559     11.40 - 12.20     6,590       1.50         1.10 - 1.70     15.72 -  16.41
     2011........   681      9.85 - 10.48     6,910       0.85         1.10 - 1.70     -4.68 -  -4.11
     2010........   808     10.34 - 10.93     8,584       0.55         1.10 - 1.70      5.54 -   6.18
     2009........   984      9.79 - 10.29     9,877       1.53         1.10 - 1.70     45.51 -  46.38

(o)Previously known as Invesco Van Kampen V.I. Mid Cap Growth
(p)Previously known as Invesco Van Kampen V.I. Value Opportunities
(at)For the period beginning April 27, 2012 and ended December 31, 2012

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts:
     Invesco V.I. American Franchise II (q)
     2013...  1,890  $ 18.63 - 21.34   $ 30,229      0.24%        1.29 - 2.49%    36.42 -  37.99%
     2012...  2,303    13.65 - 15.47     27,027        --         1.29 - 2.59     10.45 -  11.93
     2011...  2,638    12.36 - 13.82     27,718        --         1.29 - 2.59     -7.92 -  -7.60
     2010...  3,259    13.56 - 14.95     37,032        --         1.29 - 2.59     17.61 -  18.02
     2009...  3,778    11.64 - 12.67     36,584        --         1.29 - 2.59     61.35 -  63.51

     Invesco V.I. American Value II (r)
     2013...  1,253    23.12 - 26.87     33,767      0.54         1.29 - 2.59     30.47 -  32.21
     2012...  1,633    17.49 - 20.60     33,463      0.62         1.29 - 2.59     14.04 -  15.56
     2011...  2,055    15.13 - 18.06     36,578      0.59         1.29 - 2.59     -0.47 -  29.76
     2010...  2,557    15.21 - 18.39     45,935      0.84         1.29 - 2.59     19.02 -  20.61
     2009...  3,109    12.61 - 15.45     46,473      1.11         1.29 - 2.59     35.56 -  37.36

     Invesco V.I. Comstock II (s)
     2013...  6,033    17.97 - 19.93    118,371      1.40         1.29 - 2.59     32.14 -  33.90
     2012...  7,653    13.42 - 15.08    112,848      1.47         1.29 - 2.59     15.84 -  17.39
     2011...  9,615    11.43 - 13.02    121,444      1.39         1.29 - 2.59     -3.37 -  20.21
     2010... 11,989    11.83 - 13.65    157,376      0.13         1.29 - 2.59     12.70 -  14.20
     2009... 14,081    10.36 - 12.12    162,470      4.05         1.29 - 2.59     25.08 -  26.75

     Invesco V.I. Core Equity II
     2013...    135    13.68 - 15.14      2,066      1.21         1.29 - 2.59     25.60 -  27.27
     2012...    159    10.89 - 11.90      1,912      0.81         1.29 - 2.59     10.66 -  12.14
     2011...    212     9.84 - 10.61      2,293      0.80         1.29 - 2.59     -2.87 -  -1.58
     2010...    237    10.13 - 10.78      2,602      0.74         1.29 - 2.59      6.42 -   7.84
     2009...    275     9.52 - 10.00      2,814      1.48         1.29 - 2.59     24.67 -  26.33

     Invesco V.I. Diversified Dividend II
     2013...  2,563    16.47 - 18.98     40,502      2.05         1.29 - 2.59     27.38 -  29.08
     2012...  3,062    12.93 - 14.70     37,838      1.76         1.29 - 2.59     15.30 -  16.84
     2011...  3,737    11.22 - 12.58     39,592      1.45         1.29 - 2.59     -2.65 -  -1.35
     2010...  4,451    11.52 - 12.75     48,029      1.38         1.29 - 2.59      7.35 -   8.78
     2009...  6,186    10.73 - 11.72     60,772      1.60         1.29 - 2.59     20.73 -  22.34

     Invesco V.I. Diversified Income II
     2013...     14    11.76 - 12.93        170      4.23         1.30 - 2.10     -2.33 -  -1.54
     2012...     22    12.04 - 13.14        275      4.69         1.30 - 2.10      8.08 -   8.95
     2011...     19    11.14 - 12.06        224      4.63         1.30 - 2.10      4.51 -   5.35
     2010...     21    10.66 - 11.45        228      4.93         1.30 - 2.10      7.42 -   8.29
     2009...     27     9.92 - 10.57        282      8.26         1.30 - 2.10      8.59 -   9.46

(q) Previously known as Invesco Van Kampen V.I. American Franchise II
(r) Previously known as Invesco Van Kampen V.I. American Value II
(s) Previously known as Invesco Van Kampen V.I. Comstock II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                 ----------------------------------- ------------------------------------------------
                          ACCUMULATION                                  EXPENSE            TOTAL
                 UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts:
     Invesco V.I. Equity and Income II (t)
     2013....... 2,101   $ 17.96 - 18.15   $38,431        1.47%       1.29 - 2.59%     21.65 -  23.28%
     2012....... 2,674     14.57 - 14.92    40,003        1.71        1.29 - 2.59       9.47 -  10.93
     2011....... 3,478     13.13 - 13.63    47,127        1.66        1.29 - 2.59      -2.57 -  10.46
     2010....... 3,394     13.48 - 14.17    47,464        1.95        1.29 - 2.59       9.13 -  10.59
     2009....... 3,981     12.19 - 12.99    50,480        2.68        1.29 - 2.59      19.32 -  20.91

     Invesco V.I. Global Core Equity II
     2013....... 1,460     14.72 - 16.96    20,689        1.64        1.29 - 2.59      19.09 -  20.68
     2012....... 1,724     12.36 - 14.05    20,367        2.31        1.29 - 2.59      10.47 -  11.95
     2011....... 1,996     11.19 - 12.55    21,127          --        1.29 - 2.59     -19.53 - -18.81

     Invesco V.I. Government Securities II
     2013.......    24     12.21 - 13.45       303        2.74        1.30 - 2.10      -4.87 -  -4.11
     2012.......    34     12.84 - 14.02       460        2.68        1.30 - 2.10       0.09 -   0.90
     2011.......    42     12.83 - 13.90       564        3.64        1.30 - 2.10       5.40 -   6.24
     2010.......    61     12.17 - 13.08       770        3.99        1.30 - 2.10       2.92 -   3.74
     2009.......    87     11.83 - 12.61     1,074        2.87        1.30 - 2.10      -2.33 -  -1.55

     Invesco V.I. Growth and Income II (u)
     2013....... 2,628     21.15 - 22.92    60,296        1.23        1.29 - 2.69      30.17 -  32.04
     2012....... 3,506     16.25 - 17.36    61,202        1.27        1.29 - 2.69      11.26 -  12.87
     2011....... 4,372     14.60 - 15.38    67,890        0.98        1.29 - 2.69     -10.80 -  -4.89
     2010....... 5,458     15.35 - 15.94    88,173        0.10        1.29 - 2.69       9.18 -  10.75
     2009....... 6,315     14.06 - 14.39    92,402        3.40        1.29 - 2.69      20.77 -  22.51

     Invesco V.I. High Yield II (v)
     2013 (m)...   861     17.04 - 19.63    10,574        9.62        1.29 - 2.59       4.65 -   5.38
     2012.......    20     18.51 - 19.99       389        4.82        1.30 - 2.00      14.64 -  15.45
     2011.......    23     16.14 - 17.31       396        6.88        1.30 - 2.00      -1.38 -  -0.69
     2010.......    26     16.37 - 17.43       454        8.34        1.30 - 2.00      11.24 -  12.02
     2009.......    30     14.72 - 15.56       461        8.40        1.30 - 2.00      49.06 -  50.10

     Invesco V.I. High Yield Securities II (v)
     2013 (n)...    --        N/A -  N/A        --       16.87        1.29 - 2.59       2.77 -   3.21
     2012.......   946     16.46 - 18.71    10,908        6.82        1.29 - 2.59      15.43 -  16.97
     2011....... 1,129     14.26 - 16.00    11,291        7.55        1.29 - 2.59      -0.97 -   0.34
     2010....... 1,492     14.40 - 15.94    14,783        8.09        1.29 - 2.59       7.11 -   8.54
     2009....... 1,655     13.45 - 14.69    15,526        7.67        1.29 - 2.59      40.54 -  42.41

(m)For the period beginning April 26, 2013 and ended December 31, 2013
(n)For the period beginning January 1, 2013 and ended April 26, 2013
(t)Previously known as Invesco Van Kampen V.I. Equity and Income II
(u)Previously known as Invesco Van Kampen V.I. Growth and Income II
(v)On April 26, 2013, Invesco V.I. High Yield Securities II merged into Invesco V.I. High Yield II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
               -------------------------------------- ------------------------------------------------
                          ACCUMULATION                                   EXPENSE            TOTAL
               UNITS       UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
               (000S)   LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------   -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts (continued):
     Invesco V.I. International Growth II
     2013.....   384     $ 10.09 - 11.04    $ 4,390       1.04%        1.29 - 2.44%     17.02 -  17.19%
     2012.....   442        8.62 -  9.42      4,373       1.27         1.29 - 2.59      12.26 -  13.76
     2011.....   507        7.68 -  8.28      4,429         --         1.29 - 2.59     -16.51 - -15.76
     2010.....    35       17.22 - 18.52        621       1.60         1.30 - 2.10      10.27 -  11.15
     2009.....    49       15.62 - 16.66        796       1.27         1.30 - 2.10      32.11 -  33.17

     Invesco V.I. Mid Cap Core Equity II
     2013.....   119       15.66 - 17.54      2,089       0.50         1.29 - 2.44      25.33 -  26.81
     2012.....   165       12.50 - 13.84      2,270         --         1.29 - 2.44       7.91 -   9.19
     2011.....   232       11.58 - 12.67      2,950       0.09         1.29 - 2.44      -8.78 -  -7.71
     2010.....   268       12.70 - 13.73      3,700       0.31         1.29 - 2.44      11.00 -  12.31
     2009.....   332       11.44 - 12.22      4,096       0.96         1.29 - 2.44      26.69 -  28.18

     Invesco V.I. Mid Cap Growth II (w)
     2013.....   517       20.82 - 22.59     10,586       0.22         0.83 - 2.59      33.07 -  35.47
     2012.....   615       15.37 - 16.98      9,438         --         0.83 - 2.59       8.73 -   9.60
     2011.....   742       14.02 - 15.62     10,412         --         0.70 - 2.59      -9.99 -  13.98
     2010.....   879       15.58 - 17.69     13,827         --         0.70 - 2.59      23.98 -  26.39
     2009..... 1,031       12.32 - 14.26     12,941         --         0.70 - 2.59      52.33 -  55.28

     Invesco V.I. Money Market II
     2013.....    78        8.63 -  9.85        742       0.04         1.30 - 2.40      -2.34 -  -1.26
     2012.....    77        8.83 -  9.98        745       0.03         1.30 - 2.40      -2.35 -  -1.27
     2011.....    97        9.05 - 10.11        961       0.05         1.30 - 2.40      -2.32 -  -1.24
     2010.....    96        9.26 - 10.23        962       0.18         1.30 - 2.40      -2.20 -  -1.12
     2009.....   159        9.47 - 10.35      1,626       0.06         1.30 - 2.40      -2.31 -  -1.23

     Invesco V.I. S&P 500 Index II
     2013..... 4,142       17.99 - 20.73     62,217       1.73         1.29 - 2.59      28.15 -  29.86
     2012..... 5,012       14.04 - 15.96     59,512       1.79         1.29 - 2.59      12.52 -  14.02
     2011..... 5,842       12.48 - 14.00     61,658       1.66         1.29 - 2.59      -1.09 -   0.23
     2010..... 7,386       12.62 - 13.97     78,241       1.63         1.29 - 2.59      11.62 -  13.11
     2009..... 8,739       11.30 - 12.35     81,763       2.42         1.29 - 2.59      22.80 -  24.44

     Invesco V.I. Technology II
     2013.....     1       15.54 - 16.39         17         --         1.30 - 1.85      22.50 -  23.17
     2012.....     2       12.68 - 13.31         31         --         1.30 - 1.85       9.00 -   9.60
     2011.....     2       11.64 - 12.14         25       0.06         1.30 - 1.85      -7.05 -  -6.54
     2010.....     4       12.52 - 12.99         49         --         1.30 - 1.85      18.82 -  19.47
     2009.....     4       10.54 - 10.87         45         --         1.30 - 1.85      54.26 -  55.11

(w) Previously known as Invesco Van Kampen V.I. Mid Cap Growth II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                   AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                         ----------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                         UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                         (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                         ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Invesco Investment Services (Series II)
   Sub-Accounts (continued):
     Invesco V.I. Utilities II
     2013...............    8    $ 19.69 - 20.77   $   169       2.50%        1.30 - 1.85%      8.49 -   9.09%
     2012...............   11      18.15 - 19.04       197       2.34         1.30 - 1.85       1.45 -   2.01
     2011...............   19      17.89 - 18.66       359       3.44         1.30 - 1.85      14.03 -  14.66
     2010...............   28      15.69 - 16.28       448       3.28         1.30 - 1.85       4.07 -   4.64
     2009...............   29      15.08 - 15.56       452       3.64         1.30 - 1.85      12.51 -  13.13

     Invesco V.I. Value Opportunities II (x)
     2013...............  369      15.42 - 17.48     5,903       1.17         1.29 - 2.44      30.02 -  31.55
     2012...............  475      11.86 - 13.28     5,849       1.18         1.29 - 2.44      14.78 -  16.13
     2011...............  591      10.33 - 11.44     6,311       0.64         1.29 - 2.44      -5.75 -  -4.64
     2010...............  859      10.96 - 12.00     9,726       0.34         1.29 - 2.44       4.34 -   5.57
     2009...............  976      10.40 - 11.36    10,466       1.13         1.29 - 2.59      43.91 -  45.83

Investments in the
  Janus Aspen Series
   Sub-Account:
     Forty Portfolio
     2013...............   <1      22.27 - 22.27        10       0.70         1.50 - 1.50      29.26 -  29.26
     2012...............   <1      17.23 - 17.23         8       0.76         1.50 - 1.50      22.29 -  22.29
     2011...............   <1      14.09 - 14.09         7       0.39         1.50 - 1.50      -8.09 -  -8.09
     2010...............   <1      15.33 - 15.33         7       0.29         1.50 - 1.50       5.15 -   5.15
     2009...............    1      14.58 - 14.58        17       0.04         1.50 - 1.50      44.14 -  44.14

Investments in the
  Lazard Retirement Series, Inc.
   Sub-Account:
     Emerging Markets Equity
     2013...............   <1      51.12 - 51.12         1       1.48         1.50 - 1.50      -2.72 -  -2.72
     2012...............   <1      52.55 - 52.55         1       1.68         1.50 - 1.50      20.22 -  20.22
     2011...............   <1      43.71 - 43.71         1       2.11         1.50 - 1.50     -19.23 - -19.23
     2010...............   <1      54.12 - 54.12         1       0.82         1.50 - 1.50      20.86 -  20.86
     2009...............   <1      44.78 - 44.78         1       2.57         1.50 - 1.50      67.30 -  67.30

(x) Previously known as Invesco Van Kampen V.I. Value Opportunities II

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                  AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                        ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Legg Mason Partners Variable Income Trust
   Sub-Accounts:
     ClearBridge Variable Fundamental All Cap Value Portfolio I (y)
     2013..............    <1   $ 11.83 - 11.83   $     2       1.44%        1.50 - 1.50%    30.18 -  30.18%
     2012..............    <1      9.09 -  9.09         1       1.74         1.50 - 1.50     13.25 -  13.25
     2011..............    <1      8.02 -  8.02         1       1.40         1.50 - 1.50     -7.60 -  -7.60
     2010..............    <1      8.68 -  8.68         1       1.71         1.50 - 1.50     14.86 -  14.86
     2009..............    <1      7.56 -  7.56         1       1.34         1.50 - 1.50     27.42 -  27.42

Investments in the
  Legg Mason Partners Variable Portfolios I, Inc
   Sub-Accounts:
     ClearBridge Variable Large Cap Value Portfolio I (z)
     2013..............    <1     17.74 - 17.74         2       1.71         1.50 - 1.50     30.38 -  30.38
     2012..............    <1     13.61 - 13.61         1       2.33         1.50 - 1.50     14.75 -  14.75
     2011..............    <1     11.86 - 11.86         1       2.25         1.50 - 1.50      3.38 -   3.38
     2010..............    <1     11.47 - 11.47         1       2.88         1.50 - 1.50      7.82 -   7.82
     2009..............    <1     10.64 - 10.64         1       1.78         1.50 - 1.50     22.63 -  22.63

Investments in the
  Lord Abbett Series Fund
   Sub-Account:
     Bond-Debenture
     2013.............. 1,422     15.17 - 17.15    23,794       4.50         1.29 - 2.59      5.37 -   6.78
     2012.............. 1,772     14.40 - 16.06    27,857       5.30         1.29 - 2.59      9.61 -  11.08
     2011.............. 2,149     13.14 - 14.46    30,483       5.35         1.29 - 2.59      1.69 -   3.04
     2010.............. 2,554     12.92 - 14.04    35,211       5.80         1.29 - 2.59      9.41 -  10.87
     2009.............. 2,796     11.81 - 12.66    34,857       6.50         1.29 - 2.59     30.83 -  32.58

     Fundamental Equity
     2013..............   348     17.49 - 19.50     6,590       0.22         1.29 - 2.44     34.01 -  34.14
     2012..............   479     13.04 - 14.55     6,793       0.49         1.29 - 2.59      7.71 -   9.15
     2011..............   630     12.11 - 13.33     8,230       0.18         1.29 - 2.59     -6.96 -  -5.72
     2010..............   813     13.01 - 14.14    11,249       0.29         1.29 - 2.59     15.95 -  17.49
     2009..............   919     11.22 - 12.03    10,849       0.17         1.29 - 2.59     22.71 -  24.35

     Growth and Income
     2013.............. 1,101     13.84 - 15.43    16,517       0.53         1.29 - 2.44     34.15 -  34.28
     2012.............. 1,467     10.31 - 11.50    16,481       0.93         1.29 - 2.59      9.18 -  10.64
     2011.............. 1,813      9.44 - 10.40    18,481       0.67         1.29 - 2.59     -8.51 -  -7.29
     2010.............. 2,222     10.32 - 11.21    24,514       0.51         1.29 - 2.59     14.37 -  15.90
     2009.............. 2,661      9.02 -  9.67    25,385       0.92         1.29 - 2.59     15.82 -  17.36

(y) Previously known as Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I
(z) Previously known as Legg Mason ClearBridge Variable Large Cap Value Portfolio I

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
                      -------------------------------------- ------------------------------------------------
                                  ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS        UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S)    LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------    ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Lord Abbett Series Fund
   Sub-Accounts (continued):
     Growth Opportunities
     2013............   489      $ 18.95 - 21.12   $10,040         -- %       1.29 - 2.44%     33.74 -  35.31%
     2012............   645        14.17 - 15.61     9,823          --        1.29 - 2.44      11.31 -  12.63
     2011............   787        12.73 - 13.86    10,684          --        1.29 - 2.44     -12.24 - -11.21
     2010............   940        14.50 - 15.61    14,399          --        1.29 - 2.44      19.93 -  21.34
     2009............ 1,108        12.09 - 12.86    14,019          --        1.29 - 2.44      42.00 -  43.67

     Mid-Cap Stock
     2013............ 1,112        14.92 - 16.70    18,049        0.38        1.29 - 2.49      28.16 -  28.64
     2012............ 1,516        11.64 - 12.98    19,205        0.62        1.29 - 2.59      11.57 -  13.06
     2011............ 1,956        10.43 - 11.48    21,997        0.20        1.29 - 2.59      -6.49 -  -5.25
     2010............ 2,335        11.16 - 12.12    27,793        0.37        1.29 - 2.59      22.19 -  23.81
     2009............ 2,856         9.13 -  9.79    27,522        0.45        1.29 - 2.59      23.33 -  24.98

Investments in the
  MFS Variable Insurance Trust
   Sub-Accounts:
     MFS Growth
     2013............    50         9.60 - 21.04       785        0.23        1.15 - 1.65      34.61 -  35.29
     2012............    53         7.13 - 15.55       622          --        1.15 - 1.65      15.46 -  16.04
     2011............    71         6.18 - 13.40       685        0.19        1.15 - 1.65      -1.95 -  -1.46
     2010............    87         6.30 - 13.60       836        0.11        1.15 - 1.65      13.45 -  14.02
     2009............   103         5.55 - 11.93       894        0.33        1.15 - 1.65      35.42 -  36.10

     MFS High Income (aa)
     2013 (ab).......    --           N/A -  N/A        --       25.58        1.25 - 1.45       1.55 -   1.68
     2012............    19        17.28 - 17.74       343        6.98        1.25 - 1.45      13.27 -  15.88
     2011............    25        14.91 - 15.67       397        8.81        1.25 - 1.65       2.41 -   2.82
     2010............    36        14.56 - 15.24       536        7.41        1.25 - 1.65      12.86 -  13.31
     2009............    40        12.90 - 13.45       527        7.56        1.25 - 1.65      43.17 -  43.74

     MFS High Yield (aa)
     2013 (ac).......    17        18.15 - 18.68       319        2.49        1.25 - 1.45       3.45 -   3.53

     MFS Investors Trust
     2013............    77        13.65 - 17.02     1,158        1.11        1.15 - 1.65      29.89 -  30.54
     2012............    83              - 13.04       960        0.91        1.15 - 1.65      17.23 -  17.82
     2011............    98         8.96 - 11.07       970        0.76        1.15 - 1.65      -3.78 -  -3.30
     2010............   163         9.31 - 11.45     1,666        1.20        1.15 - 1.65       9.28 -   9.83
     2009............   186         8.52 - 10.42     1,740        1.59        1.15 - 1.65      24.82 -  25.45

(aa) On August 16, 2013, MFS High Income merged into MFS High Yield
(ab) For the period beginning January 1, 2013 and ended August 16, 2013
(ac) For the period beginning August 16, 2013 and ended December 31, 2013

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                              AT DECEMBER 31,                      FOR THE YEAR ENDED DECEMBER 31,
                    ------------------------------------- ------------------------------------------------
                              ACCUMULATION                                   EXPENSE            TOTAL
                    UNITS      UNIT VALUE      NET ASSETS  INVESTMENT        RATIO**          RETURN***
                    (000S)  LOWEST TO HIGHEST    (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                    ------  -----------------  ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable Insurance Trust
   Sub-Accounts (continued):
     MFS New Discovery
     2013..........   62     $ 18.09 - 38.24     $1,798        -- %        1.15 - 1.65%     39.21 -  39.90%
     2012..........   76       13.00 - 27.33      1,576         --         1.15 - 1.65      19.24 -  19.84
     2011..........   91       10.90 - 22.81      1,576         --         1.15 - 1.65     -25.67 - -11.29
     2010..........  102       12.35 - 25.71      2,008         --         1.15 - 1.65      12.94 -  34.78
     2009..........  147       14.40 - 19.08      2,154         --         1.15 - 1.65      60.51 -  61.32

     MFS Research
     2013..........   48       12.00 - 16.15        677       0.32         1.15 - 1.65      30.12 -  30.77
     2012..........   51        9.22 - 12.35        548       0.80         1.15 - 1.65      15.35 -  15.93
     2011..........   61        8.00 - 10.65        568       0.86         1.15 - 1.65      -2.08 -  -1.59
     2010..........   64        8.17 - 10.82        608       0.95         1.15 - 1.65      14.00 -  14.57
     2009..........   80        7.16 -  9.45        670       1.44         1.15 - 1.65      28.41 -  29.05

     MFS Research Bond
     2013..........   46       17.99 - 19.05        861       1.18         1.25 - 1.65      -2.65 -  -2.26
     2012..........   48       18.48 - 19.50        929       2.80         1.25 - 1.65       5.59 -   6.01
     2011..........   56       17.50 - 18.39      1,028       2.46         1.25 - 1.65       5.00 -   5.42
     2010..........   79       16.67 - 17.44      1,367       3.15         1.25 - 1.65       5.71 -   6.13
     2009..........   89       15.77 - 16.44      1,458       4.32         1.25 - 1.65      14.26 -  14.72

     MFS Utilities
     2013..........    8       27.76 - 28.70        223       2.56         1.35 - 1.59      16.65 -  18.62
     2012..........   10       23.40 - 24.60        240       6.57         1.15 - 1.59      12.38 -  14.12
     2011..........   12       20.82 - 21.56        255       3.23         1.35 - 1.65       5.04 -   5.36
     2010..........   13       19.82 - 20.46        257       3.08         1.35 - 1.65      11.95 -  12.28
     2009..........   14       17.71 - 18.22        254       4.15         1.35 - 1.65      31.04 -  31.43

Investments in the
  MFS Variable Insurance Trust (Service Class)
   Sub-Accounts:
     MFS Growth (Service Class)
     2013..........    9       13.98 - 14.91        124       0.12         1.35 - 1.85      33.97 -  34.65
     2012..........   10       10.44 - 11.07        106         --         1.35 - 1.85      14.90 -  15.49
     2011..........   15        9.08 -  9.59        139       0.02         1.35 - 1.85      -2.39 -  -1.90
     2010..........   28        9.31 -  9.77        265         --         1.35 - 1.85      12.90 -  13.47
     2009..........   35        8.24 -  8.61        292       0.03         1.35 - 1.85      34.79 -  35.47

     MFS Investors Trust (Service Class)
     2013..........    9       14.28 - 15.23        140       0.97         1.35 - 1.85      29.30 -  29.96
     2012..........   10       11.04 - 11.72        120       0.68         1.35 - 1.85      16.63 -  17.22
     2011..........   15        9.47 -  9.99        148       0.73         1.35 - 1.85      -4.22 -  -3.73
     2010..........   18        9.88 - 10.38        183       0.97         1.35 - 1.85       8.83 -   9.38
     2009..........   21        9.08 -  9.49        198       1.40         1.35 - 1.85      24.22 -  24.85

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                           AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                 ----------------------------------- ------------------------------------------------
                          ACCUMULATION                                  EXPENSE            TOTAL
                 UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                 (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                 ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  MFS Variable Insurance Trust (Service Class)
   Sub-Accounts (continued):
     MFS New Discovery (Service Class)
     2013.......     8   $18.38 - 19.61    $   165        -- %        1.35 - 1.85%     38.61 -  39.31%
     2012.......    10    13.26 - 14.07        133         --         1.35 - 1.85      18.66 -  19.26
     2011.......    19    11.18 - 11.80        228         --         1.35 - 1.85     -12.15 - -11.70
     2010.......    24    12.72 - 13.36        322         --         1.35 - 1.85      33.43 -  34.11
     2009.......    29     9.54 -  9.96        286         --         1.35 - 1.85      59.91 -  60.72

     MFS Research (Service Class)
     2013.......     4    14.35 - 15.31         67       0.27         1.35 - 1.85      29.56 -  30.22
     2012.......     5    11.08 - 11.76         63       0.64         1.35 - 1.85      14.74 -  15.32
     2011.......    10     9.66 - 10.19        104       0.62         1.35 - 1.85      -2.52 -  -2.03
     2010.......    16     9.91 - 10.40        168       0.72         1.35 - 1.85      13.51 -  14.08
     2009.......    19     8.73 -  9.12        174       1.09         1.35 - 1.85      27.79 -  28.44

     MFS Utilities (Service Class)
     2013.......    56    23.04 - 28.65      1,477       2.13         1.35 - 2.00      17.81 -  18.59
     2012.......    60    19.42 - 24.32      1,355       6.21         1.35 - 2.00      10.94 -  11.68
     2011.......    64    17.39 - 21.92      1,313       3.01         1.35 - 2.00       4.38 -   5.07
     2010.......    72    16.55 - 21.00      1,401       2.74         1.35 - 2.00      11.24 -  11.98
     2009.......    78    14.78 - 18.88      1,367       4.06         1.35 - 2.00      30.21 -  31.08

Investments in the
  Morgan Stanley Variable Investment Series
   Sub-Accounts:
     Aggressive Equity (ad)
     2013 (n)...    --      N/A  -  N/A         --         --         0.70 - 1.85       6.15 -   6.54
     2012.......   653    10.44 - 13.12     10,406         --         0.70 - 1.85       9.79 -  11.07
     2011.......   774     9.51 - 11.81     11,187         --         0.70 - 1.85      -9.03 -  -7.98
     2010.......   900    10.45 - 12.84     14,196         --         0.70 - 1.85      23.72 -  25.15
     2009....... 1,101     8.45 - 10.26     13,824         --         0.70 - 1.85      66.36 -  68.28

     European Equity
     2013....... 1,082    13.14 - 14.96     39,980       2.87         0.70 - 2.05      24.92 -  26.61
     2012....... 1,270    10.52 - 11.81     36,933       2.78         0.70 - 2.05      16.10 -  17.68
     2011....... 1,534     9.06 - 10.04     37,738       2.41         0.70 - 2.05     -11.47 - -10.27
     2010....... 1,820    10.23 - 11.19     50,452       2.45         0.70 - 2.05       5.05 -   6.48
     2009....... 2,151     9.74 - 10.51     56,333       3.68         0.70 - 2.05      25.14 -  26.84

(n) For the period beginning January 1, 2013 and ended April 26, 2013
(ad) On April 26, 2013, Aggressive Equity merged into Multi Cap Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                      ----------------------------------- ------------------------------------------------
                               ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley Variable Investment Series
   Sub-Accounts (continued):
     Global Infrastructure
     2013............ 1,423  $ 14.58 -  16.99   $ 53,820      2.64%        0.70 - 1.98%    15.60 -  17.09%
     2012............ 1,661    12.61 -  14.51     53,561      2.40         0.70 - 1.98     16.36 -  17.86
     2011............ 1,963    10.84 -  12.31     54,192      2.58         0.70 - 1.98     13.80 -  15.26
     2010............ 2,314     9.52 -  10.68     56,101      2.87         0.70 - 1.98      4.83 -   6.18
     2009............ 2,729     9.08 -  10.06     62,830      3.00         0.70 - 1.98     16.92 -  18.43

     Income Plus
     2013............ 2,110     17.30 - 22.77     67,858      4.88         0.70 - 2.05     -1.02 -   0.32
     2012............ 2,475     17.48 - 22.70     79,591      5.71         0.70 - 2.05     11.77 -  13.30
     2011............ 2,910     15.64 - 20.04     83,302      5.89         0.70 - 2.05      2.88 -   4.28
     2010............ 3,561     15.20 - 19.22     98,116      6.18         0.70 - 2.05      7.06 -   8.51
     2009............ 4,147     14.20 - 17.71    105,871      5.05         0.70 - 2.05     20.09 -  21.72

     Limited Duration
     2013............   801      9.80 - 11.87      8,558      2.51         0.70 - 1.85     -1.45 -  -0.31
     2012............   901      9.95 - 11.90      9,739      2.97         0.70 - 1.85      1.44 -   2.62
     2011............ 1,106      9.81 - 11.60     11,737      3.35         0.70 - 1.85      0.88 -   2.04
     2010............ 1,322      9.72 - 11.37     13,853      3.49         0.70 - 1.85      0.48 -   1.64
     2009............ 1,520      9.68 - 11.18     15,795      4.51         0.70 - 1.85      3.82 -   5.02

     Money Market
     2013............ 2,266      9.49 - 11.84     31,387      0.01         0.70 - 2.05     -2.02 -  -0.69
     2012............ 2,779      9.68 - 11.92     39,127      0.01         0.70 - 2.05     -2.02 -  -0.69
     2011............ 3,311      9.88 - 12.01     47,376      0.01         0.70 - 2.05     -2.01 -  -0.69
     2010............ 3,762     10.09 - 12.09     54,829      0.01         0.70 - 2.05     -2.02 -  -0.69
     2009............ 5,289     10.29 - 12.17     78,019      0.03         0.70 - 2.05     -2.00 -  -0.67

     Multi Cap Growth (ad)
     2013............ 3,100     16.26 - 17.39    211,234      0.41         0.70 - 2.05     47.70 -  49.71
     2012............ 3,471     11.01 - 11.61    155,909        --         0.70 - 2.05     10.09 -  11.59
     2011............ 4,049     10.00 - 10.41    163,632      0.17         0.70 - 2.05     -8.63 -  -7.39
     2010............ 4,781     10.94 - 11.24    208,335      0.16         0.70 - 2.05     25.17 -  26.87
     2009............ 5,606      8.74 -  8.86    191,503      0.37         0.70 - 2.05     67.85 -  70.12

(ad) On April 26, 2013, Aggressive Equity merged into Multi Cap Growth

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley Variable Investment Series
   Sub-Accounts (continued):
     Strategist (ae)
     2013 (n).....     --  $    N/A -  N/A   $     --      5.81%        0.70 - 2.05%      6.43 -   6.88%
     2012.........  2,969    11.50 - 13.97     80,533      2.00         0.70 - 2.05       4.73 -   6.16
     2011.........  3,493    10.98 - 13.16     90,477      2.13         0.70 - 2.05      -9.83 -  -8.60
     2010.........  4,202    12.17 - 14.40    119,746      1.56         0.70 - 2.05       4.65 -   6.07
     2009.........  4,779    11.63 - 13.57    128,786      2.21         0.70 - 2.05      17.31 -  18.90

Investments in the
  Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts:
     Aggressive Equity (Class Y Shares) (af)
     2013 (n).....     --      N/A -   N/A         --        --         1.29 - 2.59       5.76 -   6.21
     2012.........  1,145   18.99 -  21.59     14,431        --         1.29 - 2.59       8.72 -  10.17
     2011.........  1,293   17.47 -  19.59     14,805        --         1.29 - 2.59      -9.98 -  -8.78
     2010.........  1,405   19.40 -  21.48     17,488        --         1.29 - 2.59      22.48 -  24.11
     2009.........  1,615   15.84 -  17.31     16,329        --         1.29 - 2.59      64.68 -  66.88

     European Equity (Class Y Shares)
     2013.........    852   18.95 -  21.48     11,405      2.69         1.29 - 2.44      24.10 -  25.56
     2012.........  1,041   15.27 -  17.10     11,349      2.49         1.29 - 2.44      15.27 -  16.63
     2011.........  1,204   13.25 -  14.66     11,290      2.24         1.29 - 2.44     -12.05 - -11.01
     2010.........  1,563   15.06 -  16.48     17,219      2.24         1.29 - 2.44       4.35 -   5.58
     2009.........  1,793   14.29 -  15.61     18,682      3.36         1.29 - 2.59      24.11 -  25.77

     Global Infrastructure (Class Y Shares)
     2013.........    909    23.66 - 27.26     14,266      2.35         1.29 - 2.59      14.50 -  16.03
     2012.........  1,038    20.67 - 23.49     14,220      2.20         1.29 - 2.59      15.37 -  16.91
     2011.........  1,190    17.91 - 20.09     14,141      2.26         1.29 - 2.59      12.83 -  14.33
     2010.........  1,454    15.88 - 17.58     15,392      2.62         1.29 - 2.59       3.98 -   5.37
     2009.........  1,706    15.27 - 16.68     17,354      2.90         1.29 - 2.59      15.75 -  17.30

     Income Plus (Class Y Shares)
     2013.........  4,890   13.81 -  15.90     80,729      4.60         1.29 - 2.59      -1.80 -  -0.49
     2012.........  5,729   14.06 -  15.98     95,435      5.60         1.29 - 2.59      10.87 -  12.35
     2011.........  6,775   12.68 -  14.22    100,407      5.65         1.29 - 2.59       2.01 -   3.37
     2010.........  8,429   12.43 -  13.76    121,240      5.71         1.29 - 2.59       6.19 -   7.61
     2009......... 10,696   11.71 -  12.79    144,625      4.84         1.29 - 2.59      19.13 -  20.72

(n) For the period beginning January 1, 2013 and ended April 26, 2013
(ae) On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio
(af) On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
                      --------------------------------------- ------------------------------------------------
                                   ACCUMULATION                                  EXPENSE            TOTAL
                      UNITS         UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                      (000S)     LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                      ------     ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Morgan Stanley Variable Investment Series (Class Y Shares)
   Sub-Accounts (continued):
     Limited Duration (Class Y Shares)
     2013............ 3,415       $   8.11 - 9.34   $31,940       2.28%        1.29 - 2.59%     -2.50 -  -1.20%
     2012............ 3,926           8.32 - 9.45    37,443       2.79         1.29 - 2.59       0.37 -   1.72
     2011............ 4,529           8.29 - 9.29    42,641       2.99         1.29 - 2.59      -0.20 -   1.13
     2010............ 5,588           8.30 - 9.19    52,204       3.32         1.29 - 2.59      -0.43 -   0.90
     2009............ 6,355           8.34 - 9.11    58,968       4.16         1.29 - 2.59       2.82 -   4.20

     Money Market (Class Y Shares)
     2013............ 3,849          8.73 - 10.05    37,519       0.01         1.29 - 2.59      -2.58 -  -1.28
     2012............ 4,716          8.96 - 10.18    46,745       0.01         1.29 - 2.59      -2.59 -  -1.28
     2011............ 5,322          9.20 - 10.32    53,761       0.01         1.29 - 2.59      -2.57 -  -1.28
     2010............ 6,282          9.44 - 10.45    64,508       0.01         1.29 - 2.59      -2.58 -  -1.28
     2009............ 7,480          9.69 - 10.59    78,126       0.01         1.29 - 2.59      -2.58 -  -1.28

     Multi Cap Growth (Class Y Shares) (af)
     2013............ 3,643         26.18 - 30.16    68,914       0.25         1.29 - 2.59      46.48 -  48.43
     2012............ 3,313         17.87 - 20.32    43,808         --         1.29 - 2.59       9.18 -  10.64
     2011............ 3,954         16.37 - 18.36    47,586         --         1.29 - 2.59      -9.37 -  -8.16
     2010............ 4,919         18.06 - 19.99    64,428         --         1.29 - 2.59      24.13 -  25.79
     2009............ 5,874         14.55 - 15.89    61,677       0.12         1.29 - 2.59      66.43 -  68.65

     Strategist (Class Y Shares) (ag)
     2013 (n)........    --            N/A -  N/A        --       4.99         1.29 - 2.59       6.10 -   6.55
     2012............ 2,776         13.17 - 14.97    34,006       1.64         1.29 - 2.59       3.91 -   5.30
     2011............ 3,318         12.68 - 14.22    38,876       1.79         1.29 - 2.59     -10.50 -  -9.31
     2010............ 4,237         14.16 - 15.68    55,142       1.36         1.29 - 2.59       3.74 -   5.13
     2009............ 4,691         13.65 - 14.91    58,365       2.06         1.29 - 2.59      16.35 -  17.90

(n)For the period beginning January 1, 2013 and ended April 26, 2013
(af)On April 26, 2013, Aggressive Equity (Class Y Shares) merged into Multi Cap Growth (Class Y Shares)
(ag)On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                            AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
                  ---------------------------------------- ------------------------------------------------
                                ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS          UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S)      LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------      ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Neuberger Berman Advisors Management Trust
   Sub-Accounts:
     AMT Large Cap Value
     2013........    1         $ 17.55 - 17.55    $   24       1.18%        1.59 - 1.59%     29.07 -  29.07%
     2012........    1           13.59 - 13.59        19       0.43         1.59 - 1.59      14.76 -  14.76
     2011........    1           11.85 - 11.85        17         --         1.59 - 1.59     -12.75 - -12.75
     2010........    2           13.58 - 13.58        34       0.64         1.59 - 1.59      13.84 -  13.84
     2009........    3           11.93 - 11.93        31       2.16         1.59 - 1.59      53.61 -  53.61

     AMT Mid-Cap Growth
     2013........    2           13.37 - 13.37        23         --         1.65 - 1.65      30.44 -  30.44
     2012........    2           10.25 - 10.25        18         --         1.65 - 1.65     -42.11 -  10.57
     2011........    3            9.27 - 17.71        44         --         1.37 - 1.65      -2.92 -  -0.89
     2010........   --              N/A -  N/A        --        N/A         0.00 - 0.00         N/A -   N/A
     2009........   --              N/A -  N/A        --        N/A         0.00 - 0.00         N/A -   N/A

Investments in the
  Oppenheimer Variable Account Funds
   Sub-Accounts:
     Oppenheimer Capital Appreciation
     2013........  243           11.58 - 15.05     3,433       0.96         1.15 - 1.85      27.34 -  28.26
     2012........  292            9.09 - 11.73     3,211       0.68         1.15 - 1.85      12.00 -  12.81
     2011........  332            8.12 - 10.40     3,229       0.40         1.15 - 1.85      -2.97 -  -2.28
     2010........  438            8.37 - 10.64     4,390       0.17         1.15 - 1.85       7.39 -   8.17
     2009........  517            7.79 -  9.84     4,808       0.34         1.15 - 1.85      41.85 -  42.87

     Oppenheimer Capital Income (ah)
     2013........  112           13.23 - 13.59     1,499       2.25         1.15 - 1.80      11.13 -  11.88
     2012........  142           11.90 - 12.15     1,689       1.39         1.15 - 1.80      10.31 -  11.05
     2011........  171           10.79 - 10.94     1,846       2.42         1.15 - 1.80      -1.09 -  -0.43
     2010........  206           10.91 - 10.99     2,237       1.35         1.15 - 1.80      10.88 -  11.62
     2009........  215            9.84 -  9.84     2,103         --         1.15 - 1.80      19.70 -  20.50

     Oppenheimer Core Bond
     2013........   80           11.49 - 11.83       937       5.18         1.25 - 1.45      -1.54 -  -1.34
     2012........   91           11.67 - 11.99     1,079       4.87         1.25 - 1.45       8.92 -  11.43
     2011........  101           10.48 - 11.01     1,102       6.58         1.25 - 1.65       6.50 -   6.93
     2010........  144            9.84 - 10.30     1,469       1.93         1.25 - 1.65       9.59 -  10.03
     2009........  176            8.98 -  9.36     1,638         --         1.25 - 1.65       7.82 -   8.25

(ah) Previously known as Oppenheimer Balanced

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                        AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
              -------------------------------------- ------------------------------------------------
                        ACCUMULATION                                    EXPENSE            TOTAL
              UNITS      UNIT VALUE      NET ASSETS   INVESTMENT        RATIO**          RETURN***
              (000S)  LOWEST TO HIGHEST    (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
              ------  -----------------  ----------  ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable Account Funds
   Sub-Accounts (continued):
     Oppenheimer Discovery Mid Cap Growth (ai)
     2013....   64     $ 12.95 - 13.13     $  620        0.01%        1.15 - 1.85%    33.47 -  34.43%
     2012....   73        9.70 -  9.77        548          --         1.15 - 1.85     14.39 -  15.01
     2011....   89        8.48 -  8.49        603          --         1.15 - 1.85     -0.77 -  -0.06
     2010....  108        8.49 -  8.56        762          --         1.15 - 1.85     25.11 -  26.01
     2009....  130        6.74 -  6.84        738          --         1.15 - 1.85     30.15 -  31.09

     Oppenheimer Global (aj)
     2013....  117       19.33 - 26.88      3,044        1.34         1.15 - 1.85     24.95 -  25.85
     2012....  142       15.47 - 21.36      2,908        2.16         1.15 - 1.85     19.02 -  19.88
     2011....  160       13.00 - 17.82      2,734        1.43         1.15 - 1.85     -9.98 -  -9.34
     2010....  209       14.44 - 19.66      3,973        1.47         1.15 - 1.85     13.82 -  14.64
     2009....  271       12.69 - 17.15      4,473        2.23         1.15 - 1.85     37.19 -  38.17

     Oppenheimer Global Strategic Income
     2013....  149       18.26 - 20.83      2,135        4.88         1.15 - 1.85     -1.27 -   0.17
     2012....  167       18.23 - 21.10      2,493        5.58         1.15 - 2.00     11.26 -  12.23
     2011....  141       16.39 - 18.80      2,522        3.54         1.15 - 2.00     -1.16 -  -0.30
     2010....  186       16.58 - 18.85      3,331        8.70         1.15 - 2.00     12.67 -  13.65
     2009....  217       14.71 - 16.59      3,424        0.50         1.15 - 2.00     16.45 -  17.47

     Oppenheimer Main Street
     2013....  113       14.78 - 15.22      1,647        1.13         1.15 - 1.85     29.34 -  30.27
     2012....  133       11.43 - 11.68      1,493        0.95         1.15 - 1.85     14.70 -  15.53
     2011....  193        9.96 - 10.11      1,878        0.86         1.15 - 1.85     -1.86 -  -1.16
     2010....  230       10.15 - 10.23      2,277        1.12         1.15 - 1.85     13.96 -  14.78
     2009....  279        8.91 -  8.91      2,418        1.90         1.15 - 1.85     25.91 -  26.82

     Oppenheimer Main Street Small Cap (ak)
     2013....   45       31.68 - 33.56      1,493        0.95         1.25 - 1.65     38.71 -  39.27
     2012....   47       22.84 - 24.10      1,123        0.58         1.25 - 1.65     16.05 -  16.52
     2011....   60       19.68 - 20.68      1,224        0.65         1.25 - 1.65     -3.81 -  -3.42
     2010....   77       20.46 - 21.41      1,628        0.66         1.25 - 1.65     21.39 -  21.87
     2009....  107       16.85 - 17.57      1,876        0.91         1.25 - 1.65     34.95 -  35.49

(ai) Previously known as Oppenheimer Small- & Mid-Cap Growth
(aj) Previously known as Oppenheimer Global Securities
(ak) Previously known as Oppenheimer Main Street Small Mid Cap

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable Account Funds (Service Shares ("SS"))
   Sub-Accounts:
     Oppenheimer Capital Appreciation (SS)
     2013......... 1,613   $ 15.82 - 18.42   $28,727       0.74%        1.29 - 2.69%     25.95 -  27.76%
     2012......... 2,085     12.56 - 14.42    29,198       0.41         1.29 - 2.69      10.74 -  12.34
     2011......... 2,606     11.34 - 12.84    32,616       0.12         1.29 - 2.69      -4.02 -  -2.64
     2010......... 3,242     11.82 - 13.19    41,804         --         1.29 - 2.69       6.21 -   7.74
     2009......... 3,795     11.13 - 12.24    45,528       0.01         1.29 - 2.69      40.28 -  42.29

     Oppenheimer Capital Income (SS) (al)
     2013.........   778     12.86 - 14.82    11,122       2.14         1.29 - 2.54      10.55 -  11.38
     2012.........   990     11.64 - 13.31    12,769       1.22         1.29 - 2.59       9.19 -  10.66
     2011......... 1,191     10.66 - 12.03    13,935       2.19         1.29 - 2.59      -2.21 -  -0.91
     2010......... 1,463     10.90 - 12.14    17,337       1.16         1.29 - 2.59       9.76 -  11.22
     2009......... 1,684      9.93 - 10.91    17,990         --         1.29 - 2.59      18.45 -  20.03

     Oppenheimer Core Bond (SS)
     2013......... 2,963      7.87 -  8.81    25,481       4.93         1.29 - 2.49      -2.86 -  -1.67
     2012......... 3,398      8.10 -  8.96    29,826       4.92         1.29 - 2.49       7.42 -   8.75
     2011......... 3,796      7.54 -  8.24    30,707       5.91         1.29 - 2.49       5.25 -   6.54
     2010......... 4,692      7.19 -  7.73    35,711       1.68         1.29 - 2.44       8.57 -   9.85
     2009......... 5,217      6.62 -  7.04    36,231         --         1.29 - 2.44       6.39 -   7.64

     Oppenheimer Discovery Mid Cap Growth (SS) (am)
     2013.........   404     18.89 - 21.64     8,408         --         1.29 - 2.49      32.25 -  33.88
     2012.........   524     14.28 - 16.17     8,181         --         1.29 - 2.49      13.27 -  14.66
     2011.........   626     12.61 - 14.10     8,556         --         1.29 - 2.49      -1.67 -  -0.46
     2010.........   752     12.82 - 14.16    10,365         --         1.29 - 2.49      24.00 -  25.52
     2009.........   914     10.34 - 11.28    10,067         --         1.29 - 2.49      28.97 -  30.55

     Oppenheimer Global (SS) (an)
     2013.........   505     24.91 - 28.70    14,016       1.14         1.29 - 2.54      23.77 -  25.35
     2012.........   666     20.13 - 22.90    14,798       1.91         1.29 - 2.54      17.87 -  19.39
     2011.........   876     17.07 - 19.18    16,358       1.16         1.29 - 2.54     -10.85 -  -9.70
     2010......... 1,111     19.15 - 21.24    23,050       1.24         1.29 - 2.54      12.77 -  14.21
     2009......... 1,307     16.98 - 18.60    23,816       1.88         1.29 - 2.54      35.81 -  37.56

     Oppenheimer Global Strategic Income (SS)
     2013......... 3,575     15.75 - 18.46    63,803       4.56         1.29 - 2.69      -3.05 -  -1.65
     2012......... 4,257     16.24 - 18.77    77,554       5.37         1.29 - 2.69      10.10 -  11.69
     2011......... 4,507     14.75 - 16.81    73,806       3.03         1.29 - 2.69      -2.05 -  -0.65
     2010......... 5,770     15.06 - 16.92    95,404       8.36         1.29 - 2.69      11.69 -  13.29
     2009......... 6,798     13.49 - 14.93    99,442       0.24         1.29 - 2.69      15.22 -  16.88

(al) Previously known as Oppenheimer Balanced (SS)
(am) Previously known as Oppenheimer Small- & Mid-Cap Growth (SS)
(an) Previously known as Oppenheimer Global Securities (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)



                            AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                  ----------------------------------- ------------------------------------------------
                           ACCUMULATION                                  EXPENSE            TOTAL
                  UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                  (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                  ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Oppenheimer Variable Account Funds (Service Shares ("SS"))
   Sub-Accounts (continued):
     Oppenheimer Main Street (SS)
     2013........ 2,273   $ 18.26 - 21.41   $46,945        0.86%       1.29 - 2.69%     27.91 -  29.74%
     2012........ 3,054     14.28 - 16.50    48,810        0.67        1.29 - 2.69      13.47 -  15.10
     2011........ 3,708     12.58 - 14.34    51,675        0.61        1.29 - 2.69      -2.99 -  -1.60
     2010........ 4,508     12.97 - 14.57    64,079        0.90        1.29 - 2.69      12.71 -  14.33
     2009........ 5,396     11.51 - 12.74    67,248        1.59        1.29 - 2.69      24.55 -  26.34

     Oppenheimer Main Street Small Cap (SS) (ao)
     2013........   674     28.04 - 32.31    21,002        0.72        1.29 - 2.54      37.77 -  38.81
     2012........   913     20.35 - 23.28    20,594        0.33        1.29 - 2.59      14.62 -  16.15
     2011........ 1,139     17.76 - 20.04    22,199        0.42        1.29 - 2.59      -4.91 -  -3.64
     2010........ 1,421     18.67 - 20.80    28,817        0.42        1.29 - 2.59      19.87 -  21.47
     2009........ 1,723     15.58 - 17.12    28,860        0.63        1.29 - 2.59      33.34 -  35.12

Investments in the
  PIMCO Variable Insurance Trust
   Sub-Account:
     Foreign Bond (US Dollar-Hedged)
     2013........    <1     15.91 - 15.91         2        1.77        1.50 - 1.50      -1.01 -  -1.01
     2012........    <1     16.07 - 16.07         2        2.26        1.50 - 1.50       9.18 -   9.18
     2011........    <1     14.72 - 14.72         1        2.09        1.50 - 1.50       5.17 -   5.17
     2010........    <1     14.00 - 14.00         1        1.79        1.50 - 1.50       6.87 -   6.87
     2009........    <1     13.10 - 13.10         2        3.25        1.50 - 1.50      13.90 -  13.90

     Money Market
     2013........     2      9.96 -  9.96        20        0.06        1.50 - 1.50      -1.44 -  -1.44
     2012........     2     10.11 - 10.11        21        0.06        1.50 - 1.50      -1.44 -  -1.44
     2011........     2     10.25 - 10.25        21        0.06        1.50 - 1.50      -1.44 -  -1.44
     2010........     2     10.40 - 10.40        22        0.05        1.50 - 1.50      -1.45 -  -1.45
     2009........     2     10.56 - 10.56        24        0.11        1.50 - 1.50      -1.39 -  -1.39

     PIMCO Total Return
     2013........    <1     16.65 - 16.65         2        2.14        1.50 - 1.50      -3.43 -  -3.43
     2012........    <1     17.24 - 17.24         1        2.57        1.50 - 1.50       7.94 -   7.94
     2011........    <1     15.97 - 15.97         1        2.72        1.50 - 1.50       2.06 -   2.06
     2010........    <1     15.65 - 15.65         1        2.32        1.50 - 1.50       6.50 -   6.50
     2009........    <1     14.70 - 14.70         1        2.60        1.50 - 1.50      12.36 -  12.36

     PIMCO VIT Commodity Real Return Strategy (Advisor Shares)
     2013........   328      8.01 -  8.76     2,804        1.74        1.29 - 2.44     -16.80 - -15.82
     2012........   421      9.63 - 10.41     4,286        2.41        1.29 - 2.44       2.55 -   3.76
     2011........   477      9.39 - 10.03     4,691       14.63        1.29 - 2.44      -9.79 -  -8.73
     2010........   520     10.40 - 10.99     5,621       13.62        1.29 - 2.44      21.22 -  22.65
     2009           447      8.58 -  8.96     3,952        5.99        1.29 - 2.44      38.16 -  39.79

(ao) Previously known as Oppenheimer Main Street Small Mid Cap (SS)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                       AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
             ----------------------------------- ------------------------------------------------
                      ACCUMULATION                                  EXPENSE            TOTAL
             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
             ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  PIMCO Variable Insurance Trust
   Sub-Account (continued):
     PIMCO VIT Emerging Markets Bond (Advisor Shares)
     2013...   100   $ 13.73 - 15.03   $ 1,450       5.15%        1.29 - 2.44%     -9.31 -  -8.24%
     2012...   127     15.14 - 16.38     2,020       4.99         1.29 - 2.44      14.87 -  16.23
     2011...   144     13.18 - 14.09     1,989       4.43         1.29 - 2.44       3.63 -   4.85
     2010...   188     12.72 - 13.44     2,484       4.43         1.29 - 2.44       9.32 -  10.61
     2009...   122     11.64 - 12.15     1,468       5.78         1.29 - 2.44      27.28 -  28.78

     PIMCO VIT Real Return (Advisor Shares)
     2013...   376     12.21 - 13.36     4,875       1.33         1.29 - 2.44     -10.61 - -10.48
     2012...   546     13.66 - 14.92     7,959       1.01         1.29 - 2.59       5.82 -   7.24
     2011...   581     12.91 - 13.91     7,910       2.00         1.29 - 2.59       8.68 -  10.13
     2010...   723     11.96 - 12.63     8,968       1.42         1.29 - 2.44       5.37 -   6.61
     2009...   832     11.35 - 11.85     9,721       2.84         1.29 - 2.44      15.39 -  16.75

     PIMCO VIT Total Return (Advisor Shares)
     2013... 1,297     13.24 - 14.66    18,497       2.11         1.29 - 2.59      -4.60 -  -3.32
     2012... 1,583     13.88 - 15.16    23,459       2.51         1.29 - 2.59       6.65 -   8.08
     2011... 1,912     13.01 - 14.03    26,297       2.45         1.29 - 2.59       0.83 -   2.18
     2010... 2,369     12.91 - 13.73    31,973       2.38         1.29 - 2.59       5.21 -   6.62
     2009... 2,629     12.27 - 12.88    33,411       5.11         1.29 - 2.59      11.01 -  12.49

Investments in the
  Profunds VP
   Sub-Accounts
     ProFund VP Financials
     2013...    <1      8.87 -  8.87         4         --         1.50 - 1.50      30.12 -  30.12
     2012...    <1      6.82 -  6.82         4       0.11         1.50 - 1.50      22.88 -  22.88
     2011...    <1      5.55 -  5.55         3         --         1.50 - 1.50     -15.11 - -15.11
     2010...    <1      6.54 -  6.54         1         --         1.50 - 1.50     -34.64 -   9.29
     2009...    <1      6.03 - 12.81        --         --         1.00 - 2.90      13.87 -  28.14

     ProFund VP Health Care
     2013...    <1     17.21 - 17.21         5         --         1.50 - 1.50      37.69 -  37.69
     2012...    <1     12.50 - 12.50         3       0.37         1.50 - 1.50      15.66 -  15.66
     2011...    <1     10.80 - 10.80         3       0.40         1.50 - 1.50       8.49 -   8.49
     2010...    <1      9.96 -  9.96        --         --         1.50 - 1.50       1.32 -   1.32
     2009...    <1      9.83 -  9.83        --         --         1.50 - 1.50      17.79 -  17.79

     ProFund VP Mid-Cap Value
     2013...    --       N/A -   N/A        --       0.70           N/A - N/A         N/A -   N/A
     2012...    <1     10.76 - 10.76         5       0.15         1.50 - 1.50      14.84 -  14.84
     2011...    <1      9.37 -  9.37         4       0.17         1.50 - 1.50      -5.34 -  -5.34
     2010...    <1      9.90 -  9.90         4       0.30         1.50 - 1.50      18.67 -  18.67
     2009...    <1      8.34 -  8.34         4       1.97         1.50 - 1.50      28.94 -  28.94

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Profunds VP
   Sub-Accounts (continued):
     ProFund VP Telecommunications
     2013.........    <1   $11.15 - 11.15    $      4       0.03%       1.50 - 1.50%     10.41 -  10.41%
     2012.........    <1    10.10 - 10.10           3       3.90        1.50 - 1.50      14.79 -  14.79
     2011.........    <1     8.80 -  8.80           3       4.20        1.50 - 1.50       0.36 -   0.36
     2010.........    <1     8.77 -  8.77           1       5.13        1.50 - 1.50      13.97 -  13.97
     2009.........    <1     7.69 -  7.69          --       9.52        1.50 - 1.50       5.73 -   5.73

     ProFund VP Utilities
     2013.........     2    10.49 - 10.49          20       0.03        1.50 - 1.50      11.64 -  11.64
     2012.........     2     9.40 -  9.40          18       1.36        1.50 - 1.50      -1.34 -  -1.34
     2011.........     5     9.52 -  9.52          50       2.47        1.50 - 1.50      15.77 -  15.77
     2010.........     5     8.23 -  8.23          44       3.05        1.50 - 1.50       4.38 -   4.38
     2009.........     4     7.88 -  7.88          29       6.68        1.50 - 1.50       9.10 -   9.10

Investments in the
  Putnam Variable Trust
   Sub-Accounts:
     VT American Government Income
     2013......... 1,241    15.35 - 19.04      20,484       1.40        0.80 - 2.15      -2.62 -  -1.27
     2012......... 1,586    15.77 - 19.29      26,870       2.59        0.80 - 2.15      -0.34 -   1.04
     2011......... 1,896    15.82 - 19.09      32,176       3.81        0.80 - 2.15       4.51 -   5.94
     2010......... 2,370    15.14 - 18.02      37,973       7.87        0.80 - 2.15       2.90 -   4.32
     2009......... 2,804    14.71 - 17.28      43,436       4.22        0.80 - 2.15      18.40 -  20.03

     VT Capital Opportunities
     2013.........   196    25.10 - 28.58       5,255       0.53        0.80 - 2.00      31.42 -  33.03
     2012.........   219    19.10 - 21.48       4,443       0.40        0.80 - 2.00      13.45 -  13.57
     2011.........   264    16.82 - 18.94       4,748       0.14        0.80 - 2.15      -8.12 -  -6.86
     2010.........   301    18.30 - 20.33       5,847       0.23        0.80 - 2.15      26.75 -  28.50
     2009.........   290    14.44 - 15.82       4,415       0.54        0.80 - 2.15      42.49 -  44.46

     VT Diversified Income
     2013......... 1,484    17.29 - 21.01      27,839       3.30        0.80 - 2.15       5.50 -   6.95
     2012......... 1,758    16.39 - 19.65      31,046       5.75        0.80 - 2.15       9.12 -  10.63
     2011......... 2,041    15.02 - 17.76      32,796      10.06        0.80 - 2.15      -5.24 -  -3.94
     2010......... 2,431    15.85 - 18.49      40,914      14.58        0.80 - 2.15      10.25 -  11.77
     2009......... 3,023    14.38 - 16.54      45,809       7.06        0.80 - 2.15      52.02 -  54.11

     VT Equity Income
     2013......... 3,717    12.57 - 25.67      81,756       2.05        0.80 - 2.59      28.99 -  31.36
     2012......... 4,565     9.74 - 19.55      76,738       2.38        0.80 - 2.59      16.21 -  18.35
     2011......... 5,590     8.38 - 16.52      80,063       1.87        0.80 - 2.59     -35.70 -   1.11
     2010......... 6,698     8.44 - 16.33      95,741       1.92        0.80 - 2.59     -28.97 -  11.71
     2009......... 7,991     7.70 - 14.62     103,261       1.70        0.80 - 2.59      26.43 -  33.92

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                         FOR THE YEAR ENDED DECEMBER 31,
                   ---------------------------------------- ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS          UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S)      LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------      ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT George Putnam Balanced
     2013.........  4,309       $13.05 - 14.73    $ 58,941      1.78%        0.80 - 2.69%    14.92 -  17.15%
     2012.........  5,104        11.36 - 12.57      60,167      2.00         0.80 - 2.69      9.50 -  11.63
     2011.........  5,948        10.37 - 11.26      63,363      2.17         0.80 - 2.69      0.01 -   1.95
     2010.........  7,236        10.37 - 11.05      76,076      5.12         0.80 - 2.69      7.85 -   9.94
     2009.........  8,496         9.62 - 10.05      81,676      4.47         0.80 - 2.69     22.25 -  24.62

     VT Global Asset Allocation
     2013.........  1,470        16.83 - 18.37      25,064      1.85         0.80 - 2.44     18.42 -  18.54
     2012.........  1,667        14.20 - 15.52      24,354      0.77         0.80 - 2.59     11.23 -  13.28
     2011.........  2,013        12.53 - 13.95      26,313      4.63         0.80 - 2.59     -2.99 -  -1.21
     2010.........  2,438        12.69 - 14.38      32,764      5.64         0.80 - 2.59     11.72 -  13.77
     2009.........  2,788        11.15 - 12.87      32,863      5.58         0.80 - 2.59     31.71 -  34.12

     VT Global Equity
     2013.........  1,632         7.75 - 11.72      18,696      1.52         0.80 - 2.15     29.14 -  30.92
     2012.........  1,893         6.00 -  8.95      16,629      1.69         0.80 - 2.15     17.59 -  19.22
     2011.........  2,226         5.10 -  7.51      16,534      2.10         0.80 - 2.15     -6.99 -  -5.71
     2010.........  2,785         5.49 -  7.96      21,878      2.20         0.80 - 2.15      7.48 -   8.96
     2009.........  3,494         5.10 -  7.31      25,105        --         0.80 - 2.15     27.18 -  28.93

     VT Global Health Care
     2013.........  1,449        19.80 - 22.68      29,447      1.13         0.80 - 2.49     38.14 -  40.53
     2012.........  1,678        14.33 - 16.14      24,419      1.35         0.80 - 2.49     19.22 -  21.29
     2011.........  1,982        12.02 - 13.31      23,902      0.87         0.80 - 2.49     -3.63 -  -1.97
     2010.........  2,434        12.47 - 13.58      30,167      1.95         0.80 - 2.49     -0.08 -   1.65
     2009.........  2,932        12.48 - 13.36      35,955        --         0.80 - 2.49     22.87 -  24.99

     VT Global Utilities
     2013.........    883        12.84 - 18.32      11,550      2.58         0.80 - 2.69     10.75 -  12.91
     2012.........  1,040        11.37 - 16.54      12,146      3.81         0.80 - 2.69      2.21 -   4.20
     2011.........  1,245        10.91 - 16.18      14,107      3.65         0.80 - 2.69     -7.95 -  -6.16
     2010.........  1,528        11.63 - 17.58      18,568      4.00         0.80 - 2.69     -0.90 -   1.02
     2009.........  1,865        11.51 - 17.74      22,486      3.78         0.80 - 2.69      4.47 -   6.50

     VT Growth and Income
     2013......... 10,395        17.47 - 18.19     157,751      1.72         0.70 - 2.69     32.03 -  34.73
     2012......... 12,240        12.97 - 13.77     139,367      1.79         0.70 - 2.69     15.93 -  18.30
     2011......... 14,617        10.96 - 11.88     141,861      1.30         0.70 - 2.69     -7.20 -  -5.31
     2010......... 17,810        11.58 - 12.80     184,255      1.54         0.70 - 2.69     11.30 -  13.58
     2009......... 21,905        10.19 - 11.50     200,607      2.59         0.70 - 2.69     26.32 -  28.91

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                                 AT DECEMBER 31,                        FOR THE YEAR ENDED DECEMBER 31,
                       --------------------------------------- ------------------------------------------------
                                    ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS         UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S)     LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------     ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT Growth Opportunities
     2013.............  1,549      $ 6.26 -  7.59    $ 10,806       0.50%        0.80 - 2.15%    33.21 -  35.05%
     2012.............  1,847        4.70 -  5.62       9,608       0.09         0.80 - 2.15     15.03 -  16.62
     2011.............  2,117        4.09 -  4.82       9,501       0.17         0.80 - 2.15     -6.18 -  -4.89
     2010.............  2,306        4.36 -  5.07      10,973       0.21       0.80  -  2.15     14.79 -  16.38
     2009.............  2,856        3.80 -  4.35      11,750       0.75       0.80  -  2.15     37.83 -  39.73

     VT High Yield
     2013.............  1,804       21.36 - 23.07      39,729       7.15         0.80 - 2.54      5.67 -   6.99
     2012.............  2,136       20.22 - 21.56      44,425       7.81         0.80 - 2.59     13.00 -  15.08
     2011.............  2,500       17.89 - 18.73      45,504       8.21         0.80 - 2.59     -0.87 -   0.94
     2010.............  3,100       18.05 - 18.56      56,454       7.51         0.80 - 2.59     11.09 -  13.13
     2009.............  3,703       16.25 - 16.40      59,793      10.29         0.80 - 2.59     46.30 -  48.98

     VT Income
     2013.............  4,977       13.67 - 19.77      81,699       3.90         0.80 - 2.54     -0.72 -  -1.06
     2012.............  5,874       13.77 - 19.56      95,918       5.15         0.80 - 2.54      7.92 -   9.86
     2011.............  6,875       12.76 - 17.81     102,954       9.15         0.80 - 2.54      2.34 -   4.16
     2010.............  8,791       12.47 - 17.10     127,121      11.26         0.80 - 2.54      7.08 -   8.99
     2009............. 10,248       11.64 - 15.69     137,453       5.87         0.80 - 2.54     42.93 -  45.48

     VT International Equity
     2013.............  6,439       13.02 - 17.40      97,085       1.46         0.70 - 2.59     24.76 -  27.18
     2012.............  7,707       10.23 - 13.95      92,599       2.26         0.70 - 2.59     18.75 -  21.06
     2011.............  9,304        8.45 - 11.74      93,329       3.43         0.70 - 2.59    -23.28 - -17.51
     2010............. 10,864       10.25 - 14.51     132,418       3.50         0.70 - 2.59      1.61 -   9.26
     2009............. 13,331        9.38 - 13.54     149,649         --         0.70 - 2.59     21.40 -  23.76

     VT International Growth
     2013.............  1,126        8.53 - 13.59      14,739       1.05         0.80 - 2.15     19.74 -  21.39
     2012.............  1,306        7.12 - 11.20      14,073       1.48         0.80 - 2.15     18.40 -  20.04
     2011.............  1,545        6.02 -  9.33      14,000       2.52         0.80 - 2.15    -19.66 - -18.55
     2010.............  1,737        7.49 - 11.45      19,448       2.77         0.80 - 2.15      9.79 -  11.31
     2009.............  2,263        6.82 - 10.29      22,562       1.37         0.80 - 2.15     35.39 -  37.26

     VT International Value
     2013.............  1,096       12.46 - 15.85      16,375       2.53         0.80 - 2.15     19.59 -  21.23
     2012.............  1,238       10.42 - 13.08      15,369       3.14         0.80 - 2.15     19.08 -  20.73
     2011.............  1,543        8.75 - 10.83      15,943       2.74         0.80 - 2.15    -15.63 - -14.47
     2010.............  1,943       10.37 - 12.66      23,612       3.26         0.80 - 2.15      4.82 -   6.27
     2009.............  2,451        9.90 - 11.92      28,222         --         0.80 - 2.15     23.48 -  25.18

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                 AT DECEMBER 31,                     FOR THE YEAR ENDED DECEMBER 31,
                       ------------------------------------ ------------------------------------------------
                                 ACCUMULATION                                  EXPENSE            TOTAL
                       UNITS      UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                       (000S)  LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                       ------  ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  Putnam Variable Trust
   Sub-Accounts (continued):
     VT Investors
     2013.............  4,884   $11.58 - 17.79    $ 57,858      1.51%        0.80 - 2.44%     31.83 -  34.04%
     2012.............  5,775     8.64 - 13.50      51,364      1.37         0.80 - 2.44      13.97 -  15.89
     2011.............  6,981     7.46 - 11.84      53,722      1.15         0.80 - 2.44      -8.52 -  -0.76
     2010.............  8,264     7.51 - 12.13      64,481      1.24         0.80 - 2.44       4.16 -  13.01
     2009............. 10,361     6.65 - 10.92      71,150      1.16         0.80 - 2.44      27.63 -  29.78

     VT Money Market
     2013.............  6,570     8.72 - 11.67      65,393      0.01         0.80 - 2.59      -2.58 -  -0.79
     2012.............  8,055     8.95 - 11.77      81,873      0.01         0.80 - 2.59      -2.59 -  -0.79
     2011.............  8,989     9.19 - 11.86      92,775      0.01         0.80 - 2.59      -2.57 -  -0.79
     2010............. 10,950     9.43 - 11.96     114,784      0.04         0.80 - 2.59      -2.55 -  -0.76
     2009............. 13,389     9.68 - 12.05     142,436      0.21         0.80 - 2.59      -2.39 -  -0.59

     VT Multi Cap Growth
     2013.............  7,351    11.64 - 20.73      85,227      0.51         0.80 - 2.69      32.77 -  35.35
     2012.............  8,569     8.60 - 15.62      74,102      0.25         0.80 - 2.69      13.61 -  15.82
     2011............. 10,185     7.42 - 13.74      76,544      0.27         0.80 - 2.69      -7.63 -  -5.84
     2010............. 12,642     7.88 - 14.88     101,745      0.25         0.80 - 2.69      16.34 -  18.60
     2009.............  8,619     6.65 - 12.79      57,927      0.38         0.80 - 2.69      28.58 -  31.08

     VT Multi Cap Value
     2013.............    301    24.42 - 27.81       7,871      1.20         0.80 - 2.00      39.23 -  40.93
     2012.............    348    17.54 - 19.73       6,488      0.40         0.80 - 2.00      13.93 -  15.32
     2011.............    382    15.40 - 17.11       6,220      0.28         0.80 - 2.00      -7.01 -  -5.88
     2010.............    471    16.56 - 18.18       8,199      0.31         0.80 - 2.00      21.58 -  23.07
     2009.............    564    13.53 - 14.77       8,018      0.31         0.80 - 2.10      36.08 -  37.89

     VT Research
     2013.............  1,932    14.27 - 19.12      26,998      1.13         0.80 - 2.34      30.24 -  32.30
     2012.............  2,279    10.78 - 14.68      24,258      1.08         0.80 - 2.34      15.15 -  16.97
     2011.............  2,810     9.22 - 12.75      25,746      0.83         0.80 - 2.34      -4.04 -  -2.53
     2010.............  3,483     9.46 - 13.29      32,906      1.04         0.80 - 2.34      13.66 -  15.45
     2009.............  4,329     8.19 - 11.69      35,684      1.10         0.80 - 2.34      30.07 -  32.12

     VT Small Cap Value
     2013.............  1,813    18.89 - 22.08      48,018      0.88         0.70 - 2.30      36.44 -  38.63
     2012.............  2,165    13.85 - 15.93      41,992      0.47         0.70 - 2.30      14.81 -  16.67
     2011.............  2,623    12.06 - 13.65      43,849      0.51         0.70 - 2.30      -6.89 -  -5.39
     2010.............  3,255    12.95 - 14.43      57,624      0.30         0.70 - 2.30      23.12 -  25.11
     2009.............  3,821    10.52 - 11.54      55,216      1.61         0.70 - 2.30      28.54 -  30.62

     VT Voyager
     2013.............  8,343    14.28 - 19.41     119,381      0.81         0.80 - 2.69      39.86 -  42.58
     2012............. 10,008    10.02 - 13.88     101,747      0.36         0.80 - 2.69      11.15 -  40.64
     2011............. 11,845     7.12 - 12.48     107,441        --         0.70 - 2.69     -20.06 - -18.42
     2010............. 13,951     8.73 - 15.62     156,358      1.28         0.70 - 2.69      17.55 -  19.96
     2009............. 17,282     7.28 - 13.28     161,418      0.81         0.70 - 2.69      59.49 -  62.75

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal Institutional Funds, Inc.
   Sub-Accounts:
     Van Kampen UIF Core Plus Fixed Income
     2013.........    48   $13.53 - 14.43    $   659       3.73%        1.35 - 1.85%     -2.16 -  -1.66%
     2012.........    64    13.83 - 14.67        910       4.84         1.35 - 1.85       7.41 -   7.96
     2011.........    74    12.87 - 13.59        994       3.62         1.35 - 1.85       3.70 -   4.23
     2010.........    75    12.41 - 13.04        967       6.74         1.35 - 1.85       5.16 -   5.70
     2009.........   102    11.81 - 12.34      1,237       8.60         1.35 - 1.85       7.62 -   8.16

     Van Kampen UIF Emerging Markets Equity
     2013......... 1,142    19.44 - 27.55     23,231       1.18         0.70 - 2.20      -3.18 -  -1.72
     2012......... 1,377    19.77 - 28.46     28,583         --         0.70 - 2.20      17.34 -  19.11
     2011......... 1,607    16.60 - 24.25     28,314       0.40         0.70 - 2.20     -20.00 - -18.79
     2010......... 1,868    20.44 - 30.31     41,174       0.58         0.70 - 2.20      16.44 -  18.19
     2009......... 1,949    17.30 - 26.03     36,845         --         0.70 - 2.20      66.15 -  68.66

     Van Kampen UIF Global Tactical Asset Allocation Portfolio (ae)
     2013......... 6,536    13.45 - 14.88     92,037       0.20         0.70 - 2.20      13.42 -  15.14
     2012......... 1,140    11.68 - 13.12     12,307       2.13         0.70 - 2.20      11.36 -  13.05
     2011......... 1,320    10.33 - 11.78     12,723       1.31         0.70 - 2.20      -4.35 -   3.02
     2010......... 1,623    10.80 - 12.50     16,486       2.90         0.70 - 2.20       3.39 -   4.95
     2009......... 1,980    10.29 - 12.09     19,324       2.82         0.70 - 2.20      29.65 -  31.61

     Van Kampen UIF Growth
     2013......... 1,540    16.89 - 20.88     27,382       0.43         0.70 - 2.69      44.09 -  47.04
     2012......... 1,901    11.49 - 14.49     23,350         --         0.70 - 2.69      11.29 -  13.58
     2011......... 2,255    10.11 - 13.02     24,622       0.11         0.70 - 2.69      -5.41 -  -3.48
     2010......... 2,712    10.48 - 13.77     30,980       0.12         0.70 - 2.69      19.56 -  22.00
     2009......... 3,168     8.59 - 11.51     30,116         --         0.70 - 2.69      61.10 -  64.40

     Van Kampen UIF Mid Cap Growth
     2013.........   651    24.60 - 28.52     16,585       0.35         0.70 - 2.30      34.36 -  36.53
     2012.........   820    18.31 - 20.89     15,471         --         0.70 - 2.30       6.21 -   7.93
     2011......... 1,019    17.24 - 19.36     17,983       0.34         0.70 - 2.30      -9.23 -  -7.77
     2010......... 1,218    18.99 - 20.99     23,536         --         0.70 - 2.30      29.31 -  31.39
     2009......... 1,424    14.68 - 15.97     21,180         --         0.70 - 2.30      54.08 -  56.56

     Van Kampen UIF U.S. Real Estate
     2013.........   597    22.74 - 41.48     18,746       1.11         0.70 - 2.30      -0.27 -   1.34
     2012.........   682    22.80 - 40.93     21,401       0.87         0.70 - 2.30      13.20 -  15.03
     2011.........   793    20.14 - 35.59     21,863       0.84         0.70 - 2.30       3.52 -   5.18
     2010.........   972    19.46 - 33.83     25,796       2.18         0.70 - 2.30      27.01 -  29.06
     2009......... 1,134    15.32 - 26.22     23,487       2.84         0.70 - 2.30      25.43 -  27.46

(ae) On April 26, 2013, Strategist merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                             AT DECEMBER 31,                    FOR THE YEAR ENDED DECEMBER 31,
                   ----------------------------------- ------------------------------------------------
                            ACCUMULATION                                  EXPENSE            TOTAL
                   UNITS     UNIT VALUE     NET ASSETS  INVESTMENT        RATIO**          RETURN***
                   (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
                   ------ ----------------- ---------- ------------- ----------------- -----------------
Investments in the
  The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts:
     Van Kampen UIF Emerging Markets Debt (Class II)
     2013.........   524   $17.53 - 20.19    $12,012       3.91%        1.29 - 2.59%    -11.12 -  -9.93%
     2012.........   605    22.42 - 24.17     15,434       2.78         1.29 - 2.59      14.82 -  16.35
     2011.........   782    19.26 - 21.05     17,195       3.46         1.29 - 2.59       4.12 -   5.51
     2010......... 1,023    18.26 - 20.22     21,338       4.20         1.29 - 2.59     -12.16 -   6.90
     2009......... 1,148    16.86 - 18.91     22,075       7.70         1.29 - 2.59      26.74 -  28.43

     Van Kampen UIF Emerging Markets Equity (Class II)
     2013.........   274    30.57 - 35.21      9,293       1.11         1.29 - 2.59      -3.66 -  -2.38
     2012.........   338    31.73 - 36.07     11,766         --         1.29 - 2.59      16.73 -  18.29
     2011.........   422    27.18 - 30.49     12,492       0.36         1.29 - 2.59     -20.35 - -19.29
     2010.........   511    34.13 - 37.78     18,755       0.56         1.29 - 2.59      15.87 -  17.41
     2009.........   593    29.46 - 32.18     18,635         --         1.29 - 2.59      65.71 -  67.92

     Van Kampen UIF Global Franchise (Class II)
     2013......... 1,856    23.43 - 24.92     46,553       2.64         1.29 - 2.59      16.56 -  18.12
     2012......... 2,389    19.84 - 21.38     51,202       2.25         1.29 - 2.59      12.59 -  14.10
     2011......... 2,988    17.38 - 18.99     56,372       3.31         1.29 - 2.59       7.65 -  28.99
     2010......... 3,715    16.15 - 17.87     65,406       0.54         1.29 - 2.59      11.10 -  12.58
     2009......... 4,693    14.35 - 16.09     74,017       7.63         1.29 - 2.59      26.21 -  27.89

     Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II) (ag)
     2013 (m)..... 2,266    15.13 - 17.42     31,979       0.12         1.29 - 2.59       8.25 -   9.24

     Van Kampen UIF Growth (Class II)
     2013.........   288    23.39 - 23.45      7,194       0.21         1.29 - 2.59      43.90 -  45.82
     2012.........   394    16.04 - 16.29      6,732         --         1.29 - 2.59      11.09 -  12.58
     2011.........   509    14.25 - 14.67      7,708         --         1.29 - 2.59      -4.29 -   7.62
     2010.........   633    14.89 - 15.53     10,101         --         1.29 - 2.59      19.44 -  21.03
     2009.........   756    12.30 - 13.00     10,008         --         1.29 - 2.59      60.87 -  63.02

     Van Kampen UIF Mid Cap Growth (Class II)
     2013......... 1,037    16.91 - 29.22     23,805       0.24         1.29 - 2.59      33.93 -  35.71
     2012......... 1,394    12.46 - 21.82     23,493         --         1.29 - 2.59       5.67 -   7.09
     2011......... 1,641    11.63 - 20.65     26,252       0.25         1.29 - 2.59      -8.37 -  73.05
     2010......... 2,000    12.70 - 22.84     35,651         --         1.29 - 2.59      28.85 -  30.56
     2009......... 2,520     9.72 - 17.72     34,343         --         1.29 - 2.59      53.29 -  55.34

(m) For the period beginning April 26, 2013 and ended December 31, 2013
(ag) On April 26, 2013, Strategist (Class Y Shares) merged into Van Kampen UIF Global Tactical Asset Allocation Portfolio (Class II)

                ALLSTATE FINANCIAL ADVISORS SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6.  FINANCIAL HIGHLIGHTS (CONTINUED)


                         AT DECEMBER 31,                       FOR THE YEAR ENDED DECEMBER 31,
               -------------------------------------- ------------------------------------------------
                         ACCUMULATION                                    EXPENSE            TOTAL
               UNITS      UNIT VALUE      NET ASSETS   INVESTMENT        RATIO**          RETURN***
               (000S)  LOWEST TO HIGHEST    (000S)    INCOME RATIO* LOWEST TO HIGHEST LOWEST TO HIGHEST
               ------  -----------------  ----------  ------------- ----------------- -----------------
Investments in the
  The Universal Institutional Funds, Inc. (Class II)
   Sub-Accounts (continued):
     Van Kampen UIF Small Company Growth (Class II)
     2013.....   363    $31.84 - 36.68     $12,718         -- %        1.29 - 2.59%     66.90 -  69.12%
     2012.....   474     19.08 - 21.69       9,880          --         1.29 - 2.59      11.73 -  13.22
     2011.....   601     17.08 - 19.16      11,112        4.01         1.29 - 2.59     -11.08 -  -9.89
     2010.....   752     19.20 - 21.26      15,510          --         1.29 - 2.59      23.28 -  24.93
     2009.....   886     15.58 - 17.02      14,682          --         1.29 - 2.59      42.85 -  44.75

     Van Kampen UIF U.S. Real Estate (Class II)
     2013..... 1,348     22.60 - 26.04      36,894        0.86         1.29 - 2.59      -0.88 -   0.44
     2012..... 1,553     25.88 - 25.92      42,444        0.60         1.29 - 2.59      12.79 -  13.95
     2011..... 1,894     22.71 - 22.98      45,526        0.54         1.29 - 2.59      -8.67 -   2.93
     2010..... 2,367     21.78 - 22.14      54,626        1.97         1.29 - 2.69       6.05 -  27.86
     2009..... 2,830     17.03 - 17.56      51,314        2.71         1.29 - 2.69      25.03 -  26.84

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
        CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                        Year Ended December 31,
($ in millions)                                         ----------------------
                                                         2013    2012    2011
                                                        ------  ------  ------
Revenues
   Premiums (net of reinsurance ceded of $367,
     $402 and $447).................................... $  613  $  593  $  624
   Contract charges (net of reinsurance ceded
     of $251, $252 and $283)...........................  1,054   1,029   1,008
   Net investment income...............................  2,485   2,597   2,637
   Realized capital gains and losses:
       Total other-than-temporary impairment
         losses........................................    (49)    (60)   (279)
       Portion of loss recognized in other
         comprehensive income..........................     (3)     (8)    (14)
                                                        ------  ------  ------
          Net other-than-temporary impairment
            losses recognized in earnings..............    (52)    (68)   (293)
       Sales and other realized capital gains
         and losses....................................    128      52     683
                                                        ------  ------  ------
          Total realized capital gains and
            losses.....................................     76     (16)    390
                                                        ------  ------  ------
                                                         4,228   4,203   4,659
                                                        ------  ------  ------
Costs and expenses
   Contract benefits (net of reinsurance ceded
     of $331, $644 and $631)...........................  1,606   1,521   1,502
   Interest credited to contractholder funds
     (net of reinsurance ceded of $27, $28 and
     $27)..............................................  1,251   1,289   1,608
   Amortization of deferred policy acquisition
     costs.............................................    240     324     430
   Operating costs and expenses........................    434     437     394
   Restructuring and related charges...................      6      --       1
   Interest expense....................................     23      45      45
                                                        ------  ------  ------
                                                         3,560   3,616   3,980
                                                        ------  ------  ------
(Loss) gain on disposition of operations...............   (687)     18      15
                                                        ------  ------  ------
(Loss) income from operations before income tax
  expense                                                  (19)    605     694

Income tax expense.....................................     19     179     225
                                                        ------  ------  ------
Net (loss) income                                          (38)    426     469
                                                        ------  ------  ------
Other comprehensive (loss) income, after-tax
   Change in unrealized net capital gains and
     losses............................................   (707)    821     275
   Change in unrealized foreign currency
     translation adjustments...........................      2      --      (1)
                                                        ------  ------  ------
       Other comprehensive (loss) income,
         after-tax.....................................   (705)    821     274
                                                        ------  ------  ------
Comprehensive (loss) income                             $ (743) $1,247  $  743
                                                        ======  ======  ======

                See notes to consolidated financial statements.
                                      1

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                 CONSOLIDATED STATEMENTS OF FINANCIAL POSITION

                                                            December 31,
($ in millions, except par value data)                    ----------------
                                                            2013     2012
                                                          -------  -------
Assets
Investments
   Fixed income securities, at fair value
     (amortized cost $27,427 and $41,194)................ $28,756  $44,876
   Mortgage loans........................................   4,173    5,943
   Equity securities, at fair value (cost $565
     and $310)...........................................     650      345
   Limited partnership interests.........................   2,064    1,924
   Short-term, at fair value (amortized cost $590
     and $875)...........................................     590      875
   Policy loans..........................................     623      836
   Other.................................................   1,088    1,067
                                                          -------  -------
       Total investments.................................  37,944   55,866
Cash.....................................................      93      341
Deferred policy acquisition costs........................   1,331    1,834
Reinsurance recoverables.................................   2,754    4,570
Accrued investment income................................     358      489
Other assets.............................................     256      401
Separate Accounts........................................   5,039    6,610
Assets held for sale.....................................  15,593       --
                                                          -------  -------
          Total assets................................... $63,368  $70,111
                                                          =======  =======
Liabilities
Contractholder funds..................................... $23,604  $38,634
Reserve for life-contingent contract benefits............  11,589   14,117
Unearned premiums........................................       6       20
Payable to affiliates, net...............................     100      111
Other liabilities and accrued expenses...................     838    1,286
Deferred income taxes....................................     941    1,524
Notes due to related parties.............................     282      496
Separate Accounts........................................   5,039    6,610
Liabilities held for sale................................  14,899       --
                                                          -------  -------
          Total liabilities..............................  57,298   62,798
                                                          -------  -------
Commitments and Contingent Liabilities (Notes 8
  and 12)
Shareholder's Equity
Redeemable preferred stock - series A, $100 par
  value, 1,500,000 shares authorized, none issued........      --       --
Redeemable preferred stock - series B, $100 par
  value, 1,500,000 shares authorized, none issued........      --       --
Common stock, $227 par value, 23,800 shares
  authorized and outstanding.............................       5        5
Additional capital paid-in...............................   2,690    3,190
Retained income..........................................   2,447    2,485
Accumulated other comprehensive income:
   Unrealized net capital gains and losses:
       Unrealized net capital gains and losses on
         fixed income securities with OTTI...............      31       (5)
       Other unrealized net capital gains and
         losses..........................................     997    2,405
       Unrealized adjustment to DAC, DSI and
         insurance reserves..............................    (101)    (766)
                                                          -------  -------
          Total unrealized net capital gains and
            losses.......................................     927    1,634
       Unrealized foreign currency translation
         adjustments.....................................       1       (1)
                                                          -------  -------
          Total accumulated other comprehensive
            income.......................................     928    1,633
                                                          -------  -------
          Total shareholder's equity.....................   6,070    7,313
                                                          -------  -------
          Total liabilities and shareholder's
            equity....................................... $63,368  $70,111
                                                          =======  =======

                See notes to consolidated financial statements.
                                      2

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                                   Year Ended December 31,
($ in millions)                                    ----------------------
                                                    2013    2012    2011
                                                   ------  ------  ------
Common stock...................................... $    5  $    5  $    5
                                                   ------  ------  ------
Additional capital paid-in
Balance, beginning of year........................  3,190   3,190   3,189
Return of capital.................................   (500)     --      --
Gain on purchase of investments from affiliate....     --      --       1
                                                   ------  ------  ------
Balance, end of year..............................  2,690   3,190   3,190
                                                   ------  ------  ------
Retained income
Balance, beginning of year........................  2,485   2,060   1,587
Net (loss) income.................................    (38)    426     469
Loss on reinsurance agreement with an affiliate...     --      (1)     --
Forgiveness of payable due to parent..............     --      --       4
                                                   ------  ------  ------
Balance, end of year..............................  2,447   2,485   2,060
                                                   ------  ------  ------
Accumulated other comprehensive income
Balance, beginning of year........................  1,633     812     538
Change in unrealized net capital gains and losses.   (707)    821     275
Change in unrealized foreign currency translation
  adjustments.....................................      2      --      (1)
                                                   ------  ------  ------
Balance, end of year..............................    928   1,633     812
                                                   ------  ------  ------
Total shareholder's equity........................ $6,070  $7,313  $6,067
                                                   ======  ======  ======

                See notes to consolidated financial statements.
                                      3

                ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                                    Year Ended December 31,
($ in millions)                                   --------------------------
                                                    2013     2012     2011
                                                  -------  -------  --------
Cash flows from operating activities
Net (loss) income................................ $   (38) $   426  $    469
Adjustments to reconcile net (loss)
  income to net cash provided by
  operating activities:
   Amortization and other non-cash items.........     (73)     (25)      (61)
   Realized capital gains and losses.............     (76)      16      (390)
   Loss (gain) on disposition of
     operations..................................     687      (18)      (15)
   Interest credited to contractholder
     funds.......................................   1,251    1,289     1,608
   Changes in:
       Policy benefits and other
         insurance reserves......................    (634)    (656)     (568)
       Unearned premiums.........................      (2)      (3)       (4)
       Deferred policy acquisition costs.........     (14)      62       189
       Reinsurance recoverables, net.............     (54)    (157)     (259)
       Income taxes..............................      33      248       164
       Other operating assets and
         liabilities.............................     (65)     (35)      (46)
                                                  -------  -------  --------
          Net cash provided by operating
            activities...........................   1,015    1,147     1,087
                                                  -------  -------  --------
Cash flows from investing activities
Proceeds from sales
   Fixed income securities.......................   4,046    6,674    11,490
   Equity securities.............................     265       22        70
   Limited partnership interests.................     387      201       175
   Mortgage loans................................      24       15        97
   Other investments.............................      38      111       153
Investment collections
   Fixed income securities.......................   4,168    3,077     3,072
   Mortgage loans................................     926    1,022       692
   Other investments.............................      88       84        93
Investment purchases
   Fixed income securities.......................  (4,348)  (7,458)  (10,002)
   Equity securities.............................    (453)    (201)      (14)
   Limited partnership interests.................    (597)    (507)     (397)
   Mortgage loans................................    (522)    (449)     (820)
   Other investments.............................     (81)    (159)     (340)
Change in short-term investments, net............    (108)      16       463
Change in policy loans and other
  investments, net...............................      76       56      (280)
Disposition of operations........................      --       13        --
                                                  -------  -------  --------
          Net cash provided by investing
            activities...........................   3,909    2,517     4,452
                                                  -------  -------  --------
Cash flows from financing activities
Contractholder fund deposits.....................   2,062    2,061     1,871
Contractholder fund withdrawals..................  (6,520)  (5,490)   (7,218)
Return of capital................................    (500)      --        --
Repayment of notes due to related parties........    (214)    (204)       --
                                                  -------  -------  --------
          Net cash used in financing
            activities...........................  (5,172)  (3,633)   (5,347)
                                                  -------  -------  --------
Net (decrease) increase in cash..................    (248)      31       192
Cash at beginning of year........................     341      310       118
                                                  -------  -------  --------
Cash at end of year.............................. $    93  $   341  $    310
                                                  =======  =======  ========

                See notes to consolidated financial statements.
                                      4

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. General

Basis of presentation

   The accompanying consolidated financial statements include the accounts of Allstate Life Insurance Company ("ALIC") and its wholly owned subsidiaries (collectively referred to as the "Company"). ALIC is wholly owned by Allstate Insurance Company ("AIC"), which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). All significant intercompany accounts and transactions have been eliminated.

   To conform to the current year presentation, certain amounts in the prior year notes to consolidated financial statements have been reclassified.

   The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Nature of operations

   The Company sells life insurance and voluntary accident and health insurance products. The principal products are interest-sensitive, traditional and variable life insurance. Effective January 1, 2014, the Company no longer offers fixed annuities such as deferred and immediate annuities. Institutional products consisting of funding agreements sold to unaffiliated trusts that use them to back medium-term notes were offered prior to 2009. The following table summarizes premiums and contract charges by product.

                                                          2013   2012   2011
   ($ in millions)                                       ------ ------ ------
   Premiums
      Traditional life insurance........................ $  471 $  449 $  420
      Immediate annuities with life contingencies.......     37     45    106
      Accident and health insurance.....................    105     99     98
                                                         ------ ------ ------
          Total premiums................................    613    593    624
   Contract charges
      Interest-sensitive life insurance.................  1,036  1,011    975
      Fixed annuities...................................     18     18     33
                                                         ------ ------ ------
          Total contract charges........................  1,054  1,029  1,008
                                                         ------ ------ ------
             Total premiums and contract charges........ $1,667 $1,622 $1,632
                                                         ====== ====== ======

   The Company, through several subsidiaries, is authorized to sell life insurance and retirement products in all 50 states, the District of Columbia, Puerto Rico, the U.S. Virgin Islands and Guam. For 2013, the top geographic locations for statutory premiums and annuity considerations were California, Texas, Florida and New York. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. The Company distributes its products through Allstate exclusive agencies and exclusive financial specialists, and workplace enrolling independent agents in New York.

   The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates, credit spreads, equity prices or currency exchange rates. The Company's primary market risk exposures are to changes in interest rates, credit spreads and equity prices. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets and liabilities. This risk arises from many of the Company's primary activities, as it invests substantial funds in interest-sensitive assets and issues interest-sensitive liabilities. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets. Equity price risk is the risk that the Company will incur losses due to adverse changes in the general levels of the equity markets.

   The Company monitors economic and regulatory developments that have the potential to impact its business. Federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress and various state legislatures from time to time consider legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance and annuities. Congress and various state legislatures also consider proposals to reduce the taxation of certain products or investments that may compete with life insurance or annuities. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company's products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2. Summary of Significant Accounting Policies

Investments

   Fixed income securities include bonds, asset-backed securities ("ABS"), residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and redeemable preferred stocks. Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, certain deferred policy acquisition costs ("DAC"), certain deferred sales inducement costs ("DSI") and certain reserves for life-contingent contract benefits, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs, including prepayments, is reflected as a component of investment collections within the Consolidated Statements of Cash Flows.

   Mortgage loans are carried at unpaid principal balances, net of unamortized premium or discount and valuation allowances. Valuation allowances are established for impaired loans when it is probable that contractual principal and interest will not be collected.

   Equity securities primarily include common stocks, exchange traded and mutual funds, non-redeemable preferred stocks and real estate investment trust equity investments. Equity securities are designated as available for sale and are carried at fair value. The difference between cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income.

   Investments in limited partnership interests, including interests in private equity/debt funds, real estate funds, hedge funds and tax credit funds, where the Company's interest is so minor that it exercises virtually no influence over operating and financial policies are accounted for in accordance with the cost method of accounting; all other investments in limited partnership interests are accounted for in accordance with the equity method of accounting ("EMA").

   Short-term investments, including money market funds, commercial paper and other short-term investments, are carried at fair value. Policy loans are carried at unpaid principal balances. Other investments primarily consist of agent loans, bank loans, notes due from related party and derivatives. Agent loans are loans issued to exclusive Allstate agents and are carried at unpaid principal balances, net of valuation allowances and unamortized deferred fees or costs. Bank loans are primarily senior secured corporate loans and are carried at amortized cost. Notes due from related party are carried at outstanding principal balances. Derivatives are carried at fair value.

   Investment income primarily consists of interest, dividends, income from certain derivative transactions, income from cost method limited partnership interests, and, in 2013 and 2012, income from EMA limited partnership interests. Interest is recognized on an accrual basis using the effective yield method and dividends are recorded at the ex-dividend date. Interest income for ABS, RMBS and CMBS is determined considering estimated pay-downs, including prepayments, obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For ABS, RMBS and CMBS of high credit quality with fixed interest rates, the effective yield is recalculated on a retrospective basis. For all others, the effective yield is recalculated on a prospective basis. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Accrual of income is suspended for mortgage loans, bank loans and agent loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on investments on nonaccrual status are generally recorded as a reduction of carrying value. Income from cost method limited partnership interests is recognized upon receipt of amounts distributed by the partnerships. Income from EMA limited partnership interests is recognized based on the Company's share of the partnerships' net income, including unrealized gains and losses, and is recognized on a delay due to the availability of the related financial statements. Income recognition on private equity/debt funds, real estate funds and tax credit funds is generally on a three month delay and income recognition on other funds is generally on a one month delay.

   Realized capital gains and losses include gains and losses on investment sales, write-downs in value due to other-than-temporary declines in fair value, adjustments to valuation allowances on mortgage loans and agent loans, periodic changes in fair value and settlements of certain derivatives including hedge ineffectiveness, and, in 2011, income from EMA limited partnership interests. Realized capital gains and losses on investment sales, including principal payments, are determined on a specific identification basis.

Derivative and embedded derivative financial instruments

   Derivative financial instruments include interest rate swaps, credit default swaps, futures (interest rate and equity), options (including swaptions), interest rate caps, warrants, foreign currency swaps, foreign currency forwards and certain investment risk transfer reinsurance agreements. Derivatives required to be separated from the host instrument and accounted for as derivative financial instruments ("subject to bifurcation") are embedded in certain fixed income securities, equity-indexed life and annuity contracts, reinsured variable annuity contracts and certain funding agreements.

   All derivatives are accounted for on a fair value basis and reported as other investments, other assets, other liabilities and accrued expenses or contractholder funds. Embedded derivative instruments subject to bifurcation are also accounted for on a fair value basis and are reported together with the host contract. The change in fair value of derivatives embedded in certain fixed income securities and subject to bifurcation is reported in realized capital gains and losses. The change in fair value of derivatives embedded in life and annuity product contracts and subject to bifurcation is reported in contract benefits or interest credited to contractholder funds. Cash flows from embedded derivatives subject to bifurcation and derivatives receiving hedge accounting are reported consistently with the host contracts and hedged risks, respectively, within the Consolidated Statements of Cash Flows. Cash flows from other derivatives are reported in cash flows from investing activities within the Consolidated Statements of Cash Flows.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The hedged item may be either all or a specific portion of a recognized asset, liability or an unrecognized firm commitment attributable to a particular risk for fair value hedges. At the inception of the hedge, the Company formally documents the hedging relationship and risk management objective and strategy. The documentation identifies the hedging instrument, the hedged item, the nature of the risk being hedged and the methodology used to assess the effectiveness of the hedging instrument in offsetting the exposure to changes in the hedged item's fair value attributable to the hedged risk. For a cash flow hedge, this documentation includes the exposure to changes in the variability in cash flows attributable to the hedged risk. The Company does not exclude any component of the change in fair value of the hedging instrument from the effectiveness assessment. At each reporting date, the Company confirms that the hedging instrument continues to be highly effective in offsetting the hedged risk. Ineffectiveness in fair value hedges and cash flow hedges, if any, is reported in realized capital gains and losses.

   Fair value hedges The change in fair value of hedging instruments used in fair value hedges of investment assets or a portion thereof is reported in net investment income, together with the change in fair value of the hedged items. The change in fair value of hedging instruments used in fair value hedges of contractholder funds liabilities or a portion thereof is reported in interest credited to contractholder funds, together with the change in fair value of the hedged items. Accrued periodic settlements on swaps are reported together with the changes in fair value of the swaps in net investment income or interest credited to contractholder funds. The amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability is adjusted for the change in fair value of the hedged risk.

   Cash flow hedges For hedging instruments used in cash flow hedges, the changes in fair value of the derivatives representing the effective portion of the hedge are reported in accumulated other comprehensive income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged or forecasted transaction affects income. Accrued periodic settlements on derivatives used in cash flow hedges are reported in net investment income. The amount reported in accumulated other comprehensive income for a hedged transaction is limited to the lesser of the cumulative gain or loss on the derivative less the amount reclassified to income, or the cumulative gain or loss on the derivative needed to offset the cumulative change in the expected future cash flows on the hedged transaction from inception of the hedge less the derivative gain or loss previously reclassified from accumulated other comprehensive income to income. If the Company expects at any time that the loss reported in accumulated other comprehensive income would lead to a net loss on the combination of the hedging instrument and the hedged transaction which may not be recoverable, a loss is recognized immediately in realized capital gains and losses. If an impairment loss is recognized on an asset or an additional obligation is incurred on a liability involved in a hedge transaction, any offsetting gain in accumulated other comprehensive income is reclassified and reported together with the impairment loss or recognition of the obligation.

   Termination of hedge accounting If, subsequent to entering into a hedge transaction, the derivative becomes ineffective (including if the hedged item is sold or otherwise extinguished, the occurrence of a hedged forecasted transaction is no longer probable or the hedged asset becomes other-than-temporarily impaired), the Company may terminate the derivative position. The Company may also terminate derivative instruments or redesignate them as non-hedge as a result of other events or circumstances. If the derivative instrument is not terminated when a fair value hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a fair value hedge is no longer effective, is redesignated as non-hedge or when the derivative has been terminated, the fair value gain or loss on the hedged asset, liability or portion thereof which has already been recognized in income while the hedge was in place and used to adjust the amortized cost for fixed income securities, the carrying value for mortgage loans or the carrying value of the hedged liability, is amortized over the remaining life of the hedged asset, liability or portion thereof, and reflected in net investment income or interest credited to contractholder funds beginning in the period that hedge accounting is no longer applied. If the hedged item in a fair value hedge is an asset that has become other-than-temporarily impaired, the adjustment made to the amortized cost for fixed income securities or the carrying value for mortgage loans is subject to the accounting policies applied to other-than-temporarily impaired assets.

   When a derivative instrument used in a cash flow hedge of an existing asset or liability is no longer effective or is terminated, the gain or loss recognized on the derivative is reclassified from accumulated other comprehensive income to income as the hedged risk impacts income. If the derivative instrument is not terminated when a cash flow hedge is no longer effective, the future gains and losses recognized on the derivative are reported in realized capital gains and losses. When a derivative instrument used in a cash flow hedge of a forecasted transaction is terminated because it is probable the forecasted transaction will not occur, the gain or loss recognized on the derivative is immediately reclassified from accumulated other comprehensive income to realized capital gains and losses in the period that hedge accounting is no longer applied.

   Non-hedge derivative financial instruments For derivatives for which hedge accounting is not applied, the income statement effects, including fair value gains and losses and accrued periodic settlements, are reported either in realized capital gains and losses or in a single line item together with the results of the associated asset or liability for which risks are being managed.

Securities loaned

   The Company's business activities include securities lending transactions, which are used primarily to generate net investment income. The proceeds received in conjunction with securities lending transactions are reinvested in short-term investments. These transactions are short-term in nature, usually 30 days or less.

   The Company receives cash collateral for securities loaned in an amount generally equal to 102% of the fair value of securities and records the related obligations to return the collateral in other liabilities and accrued expenses. The carrying value of these obligations approximates fair value because of their relatively short-term nature. The Company monitors the market value of securities loaned on a daily basis and obtains additional collateral as necessary under the terms of the agreements to mitigate counterparty credit risk. The Company maintains the right and ability to repossess the securities loaned on short notice.

Recognition of premium revenues and contract charges, and related benefits and interest credited

   Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Voluntary accident and health insurance products are expected to remain in force for an extended period. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

   Immediate annuities with life contingencies, including certain structured settlement annuities, provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

   Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

   Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, and funding agreements (primarily backing medium-term notes) are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

   Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed life and annuities and indexed funding agreements are generally based on a specified interest rate index or an equity index, such as the Standard & Poor's ("S&P") 500 Index. Interest credited also includes amortization of DSI expenses. DSI is amortized into interest credited using the same method used to amortize DAC.

   Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits. Substantially all of the Company's variable annuity business is ceded through reinsurance agreements and the contract charges and contract benefits related thereto are reported net of reinsurance ceded.

Deferred policy acquisition and sales inducement costs

   Costs that are related directly to the successful acquisition of new or renewal life insurance and investment contracts are deferred and recorded as DAC. These costs are principally agents' and brokers' remuneration and certain underwriting expenses. DSI costs, which are deferred and recorded as other assets, relate to sales inducements offered on sales to new customers, principally on annuity and interest-sensitive life contracts. These sales inducements are primarily in the form of additional credits to the customer's account balance or enhancements to interest credited for a specified period which are in excess of the rates currently being credited to similar contracts without sales inducements. All other acquisition costs are expensed as incurred and included in operating costs and expenses. Amortization of DAC is included in amortization of deferred policy acquisition costs and is described in more detail below. DSI is amortized into income using the same methodology and assumptions as DAC and is included in interest credited to contractholder funds. DAC and DSI are periodically reviewed for recoverability and adjusted if necessary.

   For traditional life insurance, DAC is amortized over the premium paying period of the related policies in proportion to the estimated revenues on such business. Assumptions used in the amortization of DAC and reserve calculations are established at the time the policy is issued and are generally not revised during the life of the policy. Any deviations from projected business in force resulting from actual policy terminations differing from expected levels and any estimated premium deficiencies may result in a change to the rate of amortization in the period such events occur. Generally, the amortization periods for these policies approximates the estimated lives of the policies.

   For interest-sensitive life, fixed annuities and other investment contracts, DAC and DSI are amortized in proportion to the incidence of the total present value of gross profits, which includes both actual historical gross profits ("AGP") and estimated future gross profits ("EGP") expected to be earned over the estimated lives of the contracts. The amortization is net of interest on the prior period DAC balance using rates established at the inception of the contracts. Actual amortization periods generally range from 15-30 years; however, incorporating estimates of the rate of customer surrenders, partial withdrawals and deaths generally results in the majority of the DAC being amortized during the surrender charge period, which is typically 10-20 years for interest-sensitive life and 5-10 years for fixed annuities. The cumulative DAC and DSI amortization is reestimated and adjusted by a cumulative charge or credit to income when there is a difference between the incidence of actual versus expected gross profits in a reporting period or when there is a change in total EGP. When DAC or DSI amortization or a component of gross profits for a quarterly period is potentially negative (which would result in an increase of the DAC or DSI balance) as a result of negative AGP, the specific facts and circumstances surrounding the potential negative amortization are considered to determine whether it is appropriate for recognition in the consolidated financial statements. Negative amortization is only recorded when the increased DAC or DSI balance is determined to be recoverable based on facts and circumstances. Recapitalization of DAC and DSI is limited to the originally deferred costs plus interest.

   AGP and EGP primarily consist of the following components: contract charges for the cost of insurance less mortality costs and other benefits; investment income and realized capital gains and losses less interest credited; and surrender and other contract charges less maintenance expenses. The principal assumptions for determining the amount of EGP are persistency, mortality, expenses, investment returns, including capital gains and losses on assets supporting contract liabilities, interest crediting rates to contractholders, and the effects of any hedges. For products whose supporting investments are exposed to capital losses in excess of the Company's expectations which may cause periodic AGP to become temporarily negative, EGP and AGP utilized in DAC and DSI amortization may be modified to exclude the excess capital losses.

   The Company performs quarterly reviews of DAC and DSI recoverability for interest-sensitive life, fixed annuities and other investment contracts in the aggregate using current assumptions. If a change in the amount of EGP is significant, it could result in the unamortized DAC or DSI not being recoverable, resulting in a charge which is included as a component of amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The DAC and DSI balances presented include adjustments to reflect the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized capital gains or losses in the respective product investment portfolios were actually realized. The adjustments are recorded net of tax in accumulated other comprehensive income. DAC, DSI and deferred income taxes determined on unrealized capital gains and losses and reported in accumulated other comprehensive income recognize the impact on shareholder's equity consistently with the amounts that would be recognized in the income statement on realized capital gains and losses.

   Customers of the Company may exchange one insurance policy or investment contract for another offered by the Company, or make modifications to an existing investment or life contract issued by the Company. These transactions are identified as internal replacements for accounting purposes. Internal replacement transactions determined to result in replacement contracts that are substantially unchanged from the replaced contracts are accounted for as continuations of the replaced contracts. Unamortized DAC and DSI related to the replaced contracts continue to be deferred and amortized in connection with the replacement contracts. For interest-sensitive life and investment contracts, the EGP of the replacement contracts are treated as a revision to the EGP of the replaced contracts in the determination of amortization of DAC and DSI. For traditional life insurance policies, any changes to unamortized DAC that result from replacement contracts are treated as prospective revisions. Any costs associated with the issuance of replacement contracts are characterized as maintenance costs and expensed as incurred. Internal replacement transactions determined to result in a substantial change to the replaced contracts are accounted for as an extinguishment of the replaced contracts, and any unamortized DAC and DSI related to the replaced contracts are eliminated with a corresponding charge to amortization of deferred policy acquisition costs or interest credited to contractholder funds, respectively.

   The costs assigned to the right to receive future cash flows from certain business purchased from other insurers are also classified as DAC in the Consolidated Statements of Financial Position. The costs capitalized represent the present value of future profits expected to be earned over the lives of the contracts acquired. These costs are amortized as profits emerge over the lives of the acquired business and are periodically evaluated for recoverability. The present value of future profits was $8 million and $10 million as of December 31, 2013 and 2012, respectively. Amortization expense of the present value of future profits was $2 million, $3 million and $2 million in 2013, 2012 and 2011, respectively.

Reinsurance

   In the normal course of business, the Company seeks to limit aggregate and single exposure to losses on large risks by purchasing reinsurance. The Company has also used reinsurance to effect the acquisition or disposition of certain blocks of business. The amounts reported as reinsurance recoverables include amounts billed to reinsurers on losses paid as well as estimates of amounts expected to be recovered from reinsurers on insurance liabilities and contractholder funds that have not yet been paid. Reinsurance recoverables on unpaid losses are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Insurance liabilities are reported gross of reinsurance recoverables. Reinsurance premiums are generally reflected in income in a manner consistent with the recognition of premiums on the reinsured contracts. Reinsurance does not extinguish the Company's primary liability under the policies written. Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

Goodwill

   Goodwill represents the excess of amounts paid for acquiring businesses over the fair value of the net assets acquired. The goodwill balance was $5 million as of both December 31, 2013 and 2012. Goodwill is not amortized but is tested for impairment at least annually. The Company performs its annual goodwill impairment testing during the fourth quarter of each year based upon data as of the close of the third quarter. The Company also reviews goodwill for impairment whenever events or changes in circumstances, such as deteriorating or adverse market conditions, indicate that it is more likely than not that the carrying amount of goodwill may exceed its implied fair value. Goodwill impairment evaluations indicated no impairment as of December 31, 2013 or 2012.

Income taxes

   The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses, DAC, insurance reserves and differences in tax bases of invested assets. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

Reserve for life-contingent contract benefits

   The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance, life-contingent immediate annuities and voluntary accident and health insurance products, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses. These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration. To the extent that unrealized gains on fixed income securities would result in a premium deficiency if those gains were realized, the related increase in reserves for certain immediate annuities with life contingencies is recorded net of tax as a reduction of unrealized net capital gains included in accumulated other comprehensive income.

Contractholder funds

   Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life insurance, fixed annuities and funding agreements. Contractholder funds primarily comprise cumulative deposits received and interest credited to the contractholder less cumulative contract benefits, surrenders, withdrawals, maturities and contract charges for mortality or administrative expenses. Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on reinsured variable annuity contracts.

Held for sale classification

   Business is classified as held for sale when management has approved or received approval to sell the business, the sale is probable to occur during the next 12 months at a price that is reasonable in relation to its current fair value and certain other specified criteria are met. A business classified as held for sale is recorded at the lower of its carrying amount or estimated fair value less cost to sell. If the carrying amount of the business exceeds its estimated fair value less cost to sell, a loss is recognized. Assets and liabilities related to a business classified as held for sale are segregated in the Consolidated Statement of Position in the period in which the business is classified as held for sale.

Separate accounts

   Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore are not included in the Company's Consolidated Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in consolidated cash flows.

   Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. Substantially all of the Company's variable annuity business was reinsured beginning in 2006.

Off-balance sheet financial instruments

   Commitments to invest, commitments to purchase private placement securities, commitments to extend loans, financial guarantees and credit guarantees have off-balance sheet risk because their contractual amounts are not recorded in the Company's Consolidated Statements of Financial Position (see Note 8 and
Note 12).

Adopted accounting standards

Disclosures about Offsetting Assets and Liabilities

   In December 2011 and January 2013, the Financial Accounting Standards Board ("FASB") issued guidance requiring expanded disclosures, including both gross and net information, for derivatives, repurchase and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in the reporting entity's financial statements or those that are subject to an enforceable master netting arrangement or similar agreement. The Company adopted the new guidance in the first quarter of 2013. The new guidance affects disclosures only and therefore had no impact on the Company's results of operations or financial position.

Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income

   In February 2013, the FASB issued guidance requiring expanded disclosures about the amounts reclassified out of accumulated other comprehensive income by component. The guidance requires the presentation of significant amounts reclassified out of accumulated other comprehensive income by income statement line item but only if the amount reclassified is required under GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under GAAP to be reclassified in their entirety to net income, cross-reference to other disclosures that provide additional detail about those amounts is required. The Company adopted the new guidance in the first quarter of 2013. The new guidance affects disclosures only and therefore had no impact on the Company's results of operations or financial position.

Pending accounting standard

Accounting for Investments in Qualified Affordable Housing Projects

   In January 2014, the FASB issued guidance which allows entities that invest in certain qualified affordable housing projects through limited liability entities the option to account for these investments using the proportional amortization method if certain conditions are met. Under the proportional amortization method, the entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognizes the net investment performance in the income statement as a component of income tax expense or benefit. The guidance is effective for reporting periods beginning after December 15, 2014 and is to be applied retrospectively. The Company is in the process of evaluating the impact of adoption, which is not expected to be material to the Company's results of operations and financial position.

3. Held for Sale Transaction

   On July 17, 2013, the Company entered into a definitive agreement with Resolution Life Holdings, Inc. to sell Lincoln Benefit Life Company ("LBL"), LBL's life insurance business generated through independent master brokerage agencies, and all of LBL's deferred fixed annuity and long-term care insurance business for $600 million subject to certain adjustments as of the closing date. The transaction is subject to regulatory approvals and other customary closing conditions. The Company expects the closing to occur in April 2014. The estimated loss on disposition of $521 million, after-tax, was recorded in 2013, excluding any impact of unrealized net capital gains and losses. This transaction met the criteria for held for sale accounting. As a result, the related assets and liabilities are included as single line items in the asset and liability sections of the Consolidated Statement of Financial Position as of December 31, 2013. The following table summarizes the assets and liabilities held for sale as of December 31, 2013.

       ($ in millions)
       Assets
       Investments
          Fixed income securities............................... $10,167
          Mortgage loans........................................   1,367
          Short-term investments................................     160
          Policy loans..........................................     198
          Other investments.....................................      91
                                                                 -------
              Total investments.................................  11,983
       Deferred policy acquisition costs........................     743
       Reinsurance recoverables, net............................   1,660
       Accrued investment income................................     109
       Other assets.............................................      79
       Separate Accounts........................................   1,701
                                                                 -------
                 Assets held for sale...........................  16,275
                 Less: Loss accrual.............................    (682)
                                                                 -------
                     Total assets held for sale................. $15,593
                                                                 =======
       Liabilities
       Reserve for life-contingent contract benefits............ $ 1,894
       Contractholder funds.....................................  10,945
       Unearned premiums........................................      12
       Deferred income taxes....................................     151
       Other liabilities and accrued expenses...................     196
       Separate Accounts........................................   1,701
                                                                 -------
                     Total liabilities held for sale............ $14,899
                                                                 =======

   Included in shareholder's equity is $85 million of accumulated other comprehensive income related to assets held for sale.

4. Supplemental Cash Flow Information

   Non-cash modifications of certain mortgage loans, fixed income securities, limited partnership interests and other investments, as well as mergers completed with equity securities, totaled $306 million, $231 million and $486 million in 2013, 2012 and 2011, respectively.

   Liabilities for collateral received in conjunction with the Company's securities lending program were $322 million, $543 million and $220 million as of December 31, 2013, 2012 and 2011, respectively, and are reported in other liabilities and accrued expenses. Obligations to return cash collateral for over-the-counter ("OTC") and cleared derivatives were $6 million, $18 million and $43 million as of December 31, 2013, 2012 and 2011, respectively, and are reported in other liabilities and accrued expenses or other investments. The accompanying cash flows are included in cash flows from operating activities in the Consolidated Statements of Cash Flows along with the activities resulting from management of the proceeds, which for the years ended December 31 are as follows:

                                                      2013   2012   2011
      ($ in millions)                                -----  -----  -----
      Net change in proceeds managed
      Net change in short-term investments.......... $ 235  $(298) $ 202
                                                     -----  -----  -----
         Operating cash flow provided (used)........   235   (298)   202
      Net change in cash............................    (2)    --     --
                                                     -----  -----  -----
         Net change in proceeds managed............. $ 233  $(298) $ 202
                                                     =====  =====  =====
      Net change in liabilities
      Liabilities for collateral, beginning of year. $(561) $(263) $(465)
      Liabilities for collateral, end of year.......  (328)  (561)  (263)
                                                     -----  -----  -----
         Operating cash flow (used) provided........ $(233) $ 298  $(202)
                                                     =====  =====  =====

   In 2011, a payable associated with the pension benefit obligations due to AIC totaling $4 million was forgiven. The forgiveness of the payable reflects a non-cash financing activity.

5. Related Party Transactions

Business operations

   The Company uses services performed by its affiliates, AIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs (see Note 16), allocated to the Company were $456 million, $451 million and $399 million in 2013, 2012 and 2011, respectively. A portion of these expenses relate to the acquisition of business, which are deferred and amortized into income as described in Note 2.

Structured settlement annuities

   The Company issued $7 million, $35 million and $56 million of structured settlement annuities, a type of immediate annuity, in 2013, 2012 and 2011, respectively, at prices determined using interest rates in effect at the time of purchase, to fund structured settlements in matters involving AIC. Of these amounts, $4 million, $3 million and $11 million relate to structured settlement annuities with life contingencies and are included in premium revenue for 2013, 2012 and 2011, respectively. Effective March 22, 2013, the Company no longer offers structured settlement annuities.

   In most cases, these annuities were issued under a "qualified assignment" whereby Allstate Assignment Corporation ("AAC") and prior to July 1, 2001 Allstate Settlement Corporation ("ASC"), both wholly owned subsidiaries of ALIC, purchased annuities from ALIC and assumed AIC's obligation to make future payments.

   AIC issued surety bonds to guarantee the payment of structured settlement benefits assumed by ASC (from both AIC and non-related parties) and funded by certain annuity contracts issued by the Company through June 30, 2001. ASC entered into a General Indemnity Agreement pursuant to which it indemnified AIC for any liabilities associated with the surety bonds and gave AIC certain collateral security rights with respect to the annuities and certain other rights in the event of any defaults covered by the surety bonds. For contracts written on or after July 1, 2001, AIC no longer issues surety bonds to guarantee the payment of structured settlement benefits. Alternatively, ALIC guarantees the payment of structured settlement benefits on all contracts issued on or after July 1, 2001. Reserves recorded by the Company for annuities that are guaranteed by the surety bonds of AIC were $4.72 billion and $4.77 billion as of December 31, 2013 and 2012, respectively.

Broker-Dealer agreement

   The Company receives distribution services from Allstate Financial Services, LLC, an affiliated broker-dealer company, for certain annuity and variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $13 million, $11 million and $15 million in 2013, 2012 and 2011, respectively.

Reinsurance

   The Company has coinsurance reinsurance agreements with its unconsolidated affiliate American Heritage Life Insurance Company ("AHL") whereby the Company assumes certain interest-sensitive life insurance, fixed annuity contracts and accident and health insurance policies. The amounts assumed are disclosed in
Note 10.

   In September 2012, Lincoln Benefit Life Company, a consolidated subsidiary of ALIC, entered into a coinsurance reinsurance agreement with Lincoln Benefit Reinsurance Company ("LB Re"), an unconsolidated affiliate of the Company, to cede certain interest-sensitive life insurance policies to LB Re. In connection with the agreement, the Company recorded reinsurance recoverables of $2 million and paid $3 million in cash. The $1 million loss on the transaction was recorded as a decrease to retained income since the transaction was between affiliates under common control.

   ALIC enters into certain intercompany reinsurance transactions with its wholly owned subsidiaries. ALIC enters into these transactions in order to maintain underwriting control and spread risk among various legal entities. These reinsurance agreements have been approved by the appropriate regulatory authorities. All significant intercompany transactions have been eliminated in consolidation.

Income taxes

   The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 13).

Notes due to related parties

   Notes due to related parties outstanding as of December 31 consisted of the following:

                                                           2013 2012
           ($ in millions)                                 ---- ----
           6.35% Note, due 2018, to AIC................... $  7 $  7
           5.75% Note, due 2018, to AIC...................   --    4
           5.75% Note, due 2018, to AIC...................   --   10
           7.00% Surplus Note, due 2028, to AIC /(1)/.....   --  200
           6.74% Surplus Note, due 2029, to Kennett /(1)/.   25   25
           5.06% Surplus Note, due 2035, to Kennett /(1)/.  100  100
           6.18% Surplus Note, due 2036, to Kennett /(1)/.  100  100
           5.93% Surplus Note, due 2038, to Kennett /(1)/.   50   50
                                                           ---- ----
              Total notes due to related parties.......... $282 $496
                                                           ==== ====
--------
/(1)/No payment of principal or interest is permitted on the surplus notes without the written approval from the proper regulatory authority. The regulatory authority could prohibit the payment of interest and principal on the surplus notes if certain statutory capital requirements are not met. Permission to pay interest on the surplus notes was granted in both 2013 and 2012.

   On August 1, 2005, ALIC entered into an agreement with Kennett Capital Inc. ("Kennett"), an unconsolidated affiliate of ALIC, whereby ALIC sold to Kennett a $100 million 5.06% surplus note due July 1, 2035 issued by ALIC Reinsurance Company ("ALIC Re"), a wholly owned subsidiary of ALIC. As payment, Kennett issued a full recourse 4.86% note due July 1, 2035 to ALIC for the same amount. As security for the performance of Kennett's obligations under the agreement and note, Kennett granted ALIC a pledge of and security interest in Kennett's right, title and interest in the surplus notes and their proceeds. Under the terms of the agreement, ALIC may sell and Kennett may choose to buy additional surplus notes, if and when additional surplus notes are issued.

   On June 30, 2006, ALIC sold Kennett a $100 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2036 with an initial rate of 6.18% that will reset every ten years to the then current ten year Constant Maturity Treasury yield ("CMT"), plus 1.14%. As payment, Kennett issued a full recourse note due June 1, 2036 to ALIC for the same amount with an initial interest rate of 5.98% that will reset every ten years to the then current ten year CMT, plus 0.94%.

   On June 30, 2008, ALIC sold Kennett a $50 million redeemable surplus note issued by ALIC Re. The surplus note is due June 1, 2038 with an initial rate of 5.93% that will reset every ten years to the then current ten year CMT, plus 2.09%. As payment, Kennett issued a full recourse note due June 1, 2038 to ALIC for the same amount with an initial interest rate of 5.73% that will reset every ten years to the then current ten year CMT, plus 1.89%.

   On December 18, 2009, ALIC sold Kennett a $25 million redeemable surplus note issued by ALIC Re. The surplus note is due December 1, 2029 with an initial rate of 6.74% that will reset every ten years to the then current ten year CMT, plus 3.25%. As payment, Kennett issued a full recourse note due December 1, 2029 to ALIC for the same amount with an initial interest rate of 5.19% that will reset every ten years to the then current ten year CMT, plus 1.70%.

   The notes due from Kennett are classified as other investments. In each of 2013, 2012 and 2011, the Company recorded net investment income on these notes of $15 million. In each of 2013, 2012 and 2011, the Company incurred $16 million of interest expense related to the surplus notes due to Kennett.

   On November 17, 2008, the Company issued a $400 million 7.00% surplus note due November 17, 2028 to AIC in exchange for cash. In both 2013 and 2012, the Company repaid $200 million of principal on this surplus note. In 2013, 2012 and 2011, the Company incurred interest expense on this surplus note of $7 million, $27 million and $28 million, respectively.

   In March 2011, in accordance with an asset purchase agreement between Road Bay Investments, LLC ("RBI"), a consolidated subsidiary of ALIC, and AIC, RBI purchased from AIC real estate with a fair value of $10 million on the date of sale and issued a 5.75% note due March 24, 2018 to AIC for the same amount. In 2013, RBI repaid the entire principal of this note. In April 2011, RBI purchased from AIC mortgage loans with a fair value of $4 million on the date of sale and issued a 5.75% note due April 19, 2018 to AIC for the same amount. In 2013, RBI repaid the entire principal of this note. In August 2011, RBI purchased from AIC fixed income securities with a fair value of $7 million on the date of sale and issued a 6.35% note due August 23, 2018 to AIC for the same amount. Since the transactions were between affiliates under common control, the purchased investments were recorded by RBI at AIC's carrying value on the date of sale. The investments that were purchased were impaired; therefore, the carrying value on the date of sale equaled fair value. In 2013, 2012 and 2011, the Company incurred interest expense on these notes of $1 million, $1 million and $745 thousand respectively.

Liquidity and intercompany loan agreements

   The Company, AIC and the Corporation are party to the Amended and Restated Intercompany Liquidity Agreement ("Liquidity Agreement") which allows for short-term advances of funds to be made between parties for liquidity and other general corporate purposes. The Liquidity Agreement does not establish a commitment to advance funds on the part of any party. The Company and AIC each serve as a lender and borrower and the Corporation serves only as a lender. The maximum amount of advances each party may make or receive is limited to $1 billion. Netting or offsetting of advances made and received is not permitted. Advances between the parties are required to have specified due dates less than or equal to 364 days from the date of the advance and be payable upon demand by written request from the lender at least ten business days prior to the demand date. The borrower may make prepayments of the outstanding principal balance of an advance without penalty. Advances will bear interest equal to or greater than the rate applicable to 30-day commercial paper issued by the Corporation on the date the advance is made with an adjustment on the first day of each month thereafter. The Company had no amounts outstanding under the Liquidity Agreement as of December 31, 2013 or 2012.

   In addition to the Liquidity Agreement, the Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and securities lending to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2013 or 2012.

   RBI, a consolidated subsidiary of ALIC, has a Revolving Loan Credit Agreement ("Credit Agreement") with AHL, according to which AHL agreed to extend revolving credit loans to RBI. As security for its obligations under the Credit Agreement, RBI entered into a Pledge and Security Agreement with AHL, according to which RBI agreed to grant a pledge of and security interest in RBI's right, title, and interest in certain assets of RBI. The Company had no amounts outstanding under the Credit Agreement as of December 31, 2013 or 2012.

Capital support agreement

   The Company has a Capital Support Agreement with AIC. Under the terms of this agreement, AIC agrees to provide capital to maintain the amount of statutory capital and surplus necessary to maintain a company action level risk-based capital ("RBC") ratio of at least 150%. AIC's obligation to provide capital to the Company under the agreement is limited to an aggregate amount of $1 billion. In exchange for providing this capital, the Company will pay AIC an annual commitment fee of 1% of the amount of the Capital and Surplus maximum that remains available on January 1 of such year. The Company or AIC have the right to terminate this agreement when: 1) the Company qualifies for a financial strength rating from S&P's, Moody's or A.M. Best, without giving weight to the existence of this agreement, that is the same or better than its rating with such support; 2) the Company's RBC ratio is at least 300%; or 3) AIC no longer directly or indirectly owns at least 50% of the voting stock of the Company. As of December 31, 2013 and 2012, no capital had been provided by AIC under this agreement.

Investment purchases and sales

   In November 2011, Allstate Finance Company, LLC ("AFC"), a consolidated subsidiary of ALIC, paid $176 million in cash to purchase loans issued to exclusive Allstate agents ("agent loans") with a fair value of $175 million on the date of sale and $1 million of accrued investment income from Allstate Bank, an unconsolidated affiliate of ALIC. Since the transaction was between affiliates under common control, the agent loans were recorded by AFC at Allstate Bank's carrying value on the date of sale, which was the outstanding unpaid principal balance, net of valuation allowance and deferred fees, of $176 million and $1 million of accrued investment income. The $1 million difference between the fair value of assets received and Allstate Bank's carrying value was recorded as an increase to additional capital paid-in.

Pension benefit plans

   Effective November 30, 2011, the Corporation became the sponsor of the defined benefit pension plans that cover most full-time employees, certain part-time employees and employee-agents. Prior to November 30, 2011, AIC was the sponsor of these plans. In connection with the change in sponsorship, amounts payable by the Company to the previous plan sponsor, AIC, totaling $4 million were forgiven which was recorded as an increase to retained income.

Return of capital

   In December 2013, the Company paid a return of capital of $500 million to AIC, which was recorded as a reduction of additional capital paid-in on the Consolidated Statements of Financial Position.

6. Investments

Fair values

   The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:

                                                   Gross unrealized
       ($ in millions)                   Amortized ---------------   Fair
                                           cost    Gains    Losses   value
                                         ---------  ------  ------  -------
       December 31, 2013
       U.S. government and agencies.....  $   678  $   90   $  (2)  $   766
       Municipal........................    3,135     231     (62)    3,304
       Corporate........................   20,397   1,214    (295)   21,316
       Foreign government...............      715      83      (6)      792
       ABS..............................    1,011      30     (34)    1,007
       RMBS.............................      752      50     (12)      790
       CMBS.............................      724      47      (7)      764
       Redeemable preferred stock.......       15       2      --        17
                                          -------   ------  -----   -------
          Total fixed income securities.  $27,427  $1,747   $(418)  $28,756
                                          =======   ======  =====   =======
       December 31, 2012
       U.S. government and agencies.....  $ 2,137  $  242   $  --   $ 2,379
       Municipal........................    4,153     612     (61)    4,704
       Corporate........................   28,748   2,896    (113)   31,531
       Foreign government...............    1,017     164      (1)    1,180
       ABS..............................    1,921      49    (105)    1,865
       RMBS.............................    1,778      82     (69)    1,791
       CMBS.............................    1,425      60     (77)    1,408
       Redeemable preferred stock.......       15       3      --        18
                                          -------   ------  -----   -------
          Total fixed income securities.  $41,194  $4,108   $(426)  $44,876
                                          =======   ======  =====   =======

Scheduled maturities

   The scheduled maturities for fixed income securities are as follows as of December 31, 2013:

                                                   Amortized  Fair
                                                     cost     value
           ($ in millions)                         --------- -------
           Due in one year or less................  $ 1,106  $ 1,132
           Due after one year through five years..    5,060    5,457
           Due after five years through ten years.   10,955   11,316
           Due after ten years....................    7,819    8,290
                                                    -------  -------
                                                     24,940   26,195
           ABS, RMBS and CMBS.....................    2,487    2,561
                                                    -------  -------
              Total...............................  $27,427  $28,756
                                                    =======  =======

   Actual maturities may differ from those scheduled as a result of calls and make-whole payments by the issuers. ABS, RMBS and CMBS are shown separately because of the potential for prepayment of principal prior to contractual maturity dates.

Net investment income

   Net investment income for the years ended December 31 is as follows:

                                                    2013    2012    2011
($ in millions)                                    ------  ------  ------
Fixed income securities........................... $1,947  $2,084  $2,264
Mortgage loans....................................    345     345     345
Equity securities.................................     12       9       7
Limited partnership interests /(1)/...............    175     159      49
Short-term investments............................      2       2       3
Policy loans......................................     49      51      53
Other.............................................     63      61      18
                                                   ------  ------  ------
   Investment income, before expense..............  2,593   2,711   2,739
   Investment expense.............................   (108)   (114)   (102)
                                                   ------  ------  ------
       Net investment income...................... $2,485  $2,597  $2,637
                                                   ======  ======  ======
--------
/(1)/Income from EMA limited partnerships is reported in net investment income in 2013 and 2012 and realized capital gains and losses in 2011.

Realized capital gains and losses

   Realized capital gains and losses by asset type for the years ended December 31 are as follows:

                                                        2013 2012   2011
($ in millions)                                         ---- ----  -----
Fixed income securities................................ $ 3  $(62) $ 539
Mortgage loans.........................................  20     8    (23)
Equity securities......................................  45    --     14
Limited partnership interests /(1)/....................  (6)   --     62
Derivatives............................................  14    34   (203)
Other..................................................  --     4      1
                                                        ---  ----  -----
   Realized capital gains and losses................... $76  $(16) $ 390
                                                        ===  ====  =====
--------
/(1)/Income from EMA limited partnerships is reported in net investment income in 2013 and 2012 and realized capital gains and losses in 2011.

   Realized capital gains and losses by transaction type for the years ended December 31 are as follows:

                                                        2013  2012   2011
($ in millions)                                         ----  ----  -----
Impairment write-downs................................. $(33) $(51) $(242)
Change in intent write-downs...........................  (19)  (17)   (51)
                                                        ----  ----  -----
   Net other-than-temporary impairment
     losses recognized in earnings.....................  (52)  (68)  (293)
Sales..................................................  114    17    823
Valuation of derivative instruments....................   (3)  (16)  (224)
Settlements of derivative instruments..................   17    51     22
EMA limited partnership income.........................   --    --     62
                                                        ----  ----  -----
       Realized capital gains and losses............... $ 76  $(16) $ 390
                                                        ====  ====  =====

   Gross gains of $94 million, $225 million and $835 million and gross losses of $46 million, $222 million and $124 million were realized on sales of fixed income securities during 2013, 2012 and 2011, respectively.

   Other-than-temporary impairment losses by asset type for the years ended December 31 are as follows:

                                   2013                 2012                  2011
($ in millions)            -------------------  -------------------  ---------------------
                                 Included             Included              Included
                           Gross  in OCI   Net  Gross  in OCI   Net  Gross   in OCI   Net
                           ----- -------- ----  ----- -------- ----  -----  -------- -----
Fixed income
  securities:
   Municipal.............. $ (8)   $--    $ (8) $ --    $--    $ --  $ (14)   $ (3)  $ (17)
   Corporate..............   --     --      --   (16)    (2)    (18)   (28)      6     (22)
   ABS....................   --     (2)     (2)   --     --      --     (8)      2      (6)
   RMBS...................   (2)     2      --   (23)    (9)    (32)  (111)    (20)   (131)
   CMBS...................  (32)    (3)    (35)  (22)     3     (19)   (66)      1     (65)
                           ----    ---    ----  ----    ---    ----  -----    ----   -----
   Total fixed
     income
     securities...........  (42)    (3)    (45)  (61)    (8)    (69)  (227)    (14)   (241)
Mortgage loans............   11     --      11     5     --       5    (33)     --     (33)
Equity securities.........   (6)    --      (6)   (1)    --      (1)    (5)     --      (5)
Limited partnership
  interests...............   (9)    --      (9)   (3)    --      (3)    (3)     --      (3)
   Other                     (3)    --      (3)   --     --      --    (11)     --     (11)
                           ----    ---    ----  ----    ---    ----  -----    ----   -----

     Other-than-temporary
     impairment
     losses............... $(49)   $(3)   $(52) $(60)   $(8)   $(68) $(279)   $(14)  $(293)
                           ====    ===    ====  ====    ===    ====  =====    ====   =====

   The total amount of other-than-temporary impairment losses included in accumulated other comprehensive income at the time of impairment for fixed income securities, which were not included in earnings, are presented in the following table. The amount excludes $164 million and $134 million as of December 31, 2013 and 2012, respectively, of net unrealized gains related to changes in valuation of the fixed income securities subsequent to the impairment measurement date.

                                                     December 31, December 31,
                                                         2013         2012
  ($ in millions)                                    ------------ ------------
  Municipal.........................................    $  (5)       $  (5)
  Corporate.........................................       --           (1)
  ABS...............................................      (10)         (14)
  RMBS..............................................      (90)        (103)
  CMBS..............................................      (12)         (19)
                                                        -----        -----
     Total..........................................    $(117)       $(142)
                                                        =====        =====

   Rollforwards of the cumulative credit losses recognized in earnings for fixed income securities held as of December 31 are as follows:

                                                    2013   2012   2011
($ in millions)                                    -----  -----  -----
Beginning balance................................. $(345) $(581) $(701)
Additional credit loss for securities previously
  other-than- temporarily impaired................   (13)   (33)   (76)
Additional credit loss for securities not
  previously other-than- temporarily impaired.....   (19)   (20)  (114)
Reduction in credit loss for securities disposed
  or collected....................................    75    288    288
Reduction in credit loss for securities the
  Company has made the decision to sell or more
  likely than not will be required to sell........     2     --     13
Change in credit loss due to accretion of
  increase in cash flows..........................     1      1      9
                                                   -----  -----  -----
Ending balance/ (1)/.............................. $(299) $(345) $(581)
                                                   =====  =====  =====
--------
/(1)/The December 31, 2013 ending balance includes $60 million of cumulative credit losses recognized in earnings for fixed income securities that are classified as held for sale.

   The Company uses its best estimate of future cash flows expected to be collected from the fixed income security, discounted at the security's original or current effective rate, as appropriate, to calculate a recovery value and determine whether a credit loss exists. The determination of cash flow estimates is inherently subjective and methodologies may vary depending on facts and circumstances specific to the security. All reasonably available information relevant to the collectability of the security, including past events, current conditions, and reasonable and supportable assumptions and forecasts, are considered when developing the estimate of cash flows expected to be collected. That information generally includes, but is not limited to, the remaining payment terms of the security, prepayment speeds, foreign exchange rates, the financial condition and future earnings potential of the issue or issuer, expected defaults, expected recoveries, the value of underlying collateral, vintage, geographic concentration, available reserves or escrows, current subordination levels, third party guarantees and other credit enhancements. Other information, such as industry analyst reports and forecasts, sector credit ratings, financial condition of the bond insurer for insured fixed income securities, and other market data relevant to the realizability of contractual cash flows, may also be considered. The estimated fair value of collateral will be used to estimate recovery value if the Company determines that the security is dependent on the liquidation of collateral for ultimate settlement. If the estimated recovery value is less than the amortized cost of the security, a credit loss exists and an other-than-temporary impairment for the difference between the estimated recovery value and amortized cost is recorded in earnings. The portion of the unrealized loss related to factors other than credit remains classified in accumulated other comprehensive income. If the Company determines that the fixed income security does not have sufficient cash flow or other information to estimate a recovery value for the security, the Company may conclude that the entire decline in fair value is deemed to be credit related and the loss is recorded in earnings.

Unrealized net capital gains and losses

   Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:

                                                Gross unrealized
($ in millions)                         Fair    ---------------  Unrealized net
                                        value   Gains    Losses  gains (losses)
                                       -------   ------  ------  --------------
December 31, 2013
Fixed income securities............... $28,756  $1,747   $(418)      $1,329
Equity securities.....................     650      90      (5)          85
Short-term investments................     590      --      --           --
Derivative instruments /(1)/..........     (13)      1     (14)         (13)
EMA limited partnerships /(2)/........                                   (2)
Investments classified as held for
  sale................................                                  190
                                                                     ------
   Unrealized net capital gains and
     losses, pre-tax..................                                1,589
Amounts recognized for:
   Insurance reserves /(3)/...........                                   --
   DAC and DSI /(4)/..................                                 (156)
                                                                     ------
       Amounts recognized.............                                 (156)
Deferred income taxes.................                                 (506)
                                                                     ------
   Unrealized net capital gains and
     losses, after-tax................                               $  927
                                                                     ======
--------
/(1)/Included in the fair value of derivative instruments are $1 million classified as assets and $14 million classified as liabilities. /(2)/Unrealized net capital gains and losses for limited partnership interests represent the Company's share of EMA limited partnerships' other comprehensive income. Fair value and gross gains and losses are not applicable.
/(3)/The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to annuity buy-outs and certain payout annuities with life contingencies.
/(4)/The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.

                                                Gross unrealized
($ in millions)                         Fair    ---------------  Unrealized net
                                        value   Gains    Losses  gains (losses)
                                       -------   ------  ------  --------------
December 31, 2012
Fixed income securities............... $44,876  $4,108   $(426)     $ 3,682
Equity securities.....................     345      36      (1)          35
Short-term investments................     875      --      --           --
Derivative instruments /(1)/..........     (17)      2     (19)         (17)
EMA limited partnerships..............                                    1
                                                                    -------
   Unrealized net capital gains and
     losses, pre-tax..................                                3,701
Amounts recognized for:
   Insurance reserves.................                                 (771)
   DAC and DSI........................                                 (408)
                                                                    -------
       Amounts recognized.............                               (1,179)
Deferred income taxes.................                                 (888)
                                                                    -------
   Unrealized net capital gains and
     losses, after-tax................                              $ 1,634
                                                                    =======
--------
/(1)/Included in the fair value of derivative instruments are $2 million classified as assets and $19 million classified as liabilities.

Change in unrealized net capital gains and losses

   The change in unrealized net capital gains and losses for the years ended December 31 is as follows:

                                                     2013    2012    2011
($ in millions)                                    -------  ------  ------
Fixed income securities........................... $(2,353) $1,735  $1,219
Equity securities.................................      50      (1)    (11)
Derivative instruments............................       4      (5)      5
EMA limited partnerships..........................      (3)     --       1
Investments classified as held for sale...........     190      --      --
                                                   -------  ------  ------
   Total..........................................  (2,112)  1,729   1,214
Amounts recognized for:
   Insurance reserves.............................     771    (177)   (585)
   DAC and DSI....................................     252    (288)   (207)
                                                   -------  ------  ------
       Amounts recognized.........................   1,023    (465)   (792)
Deferred income taxes.............................     382    (443)   (147)
                                                   -------  ------  ------
(Decrease) increase in unrealized net capital
  gains and losses, after-tax..................... $  (707) $  821  $  275
                                                   =======  ======  ======

Portfolio monitoring

   The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income and equity security whose carrying value may be other-than-temporarily impaired.

   For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.

   If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

   For equity securities, the Company considers various factors, including whether it has the intent and ability to hold the equity security for a period of time sufficient to recover its cost basis. Where the Company lacks the intent and ability to hold to recovery, or believes the recovery period is extended, the equity security's decline in fair value is considered other than temporary and is recorded in earnings.

   For fixed income and equity securities managed by third parties, either the Company has contractually retained its decision making authority as it pertains to selling securities that are in an unrealized loss position or it recognizes any unrealized loss at the end of the period through a charge to earnings.

   The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost (for fixed income securities) or cost (for equity securities) is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income and equity securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors that may be considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost or cost.

   The following table summarizes the gross unrealized losses and fair value of fixed income and equity securities by the length of time that individual securities have been in a continuous unrealized loss position.



                                       Less than 12 months          12 months or more
($ in millions)                    --------------------------  --------------------------    Total
                                    Number   Fair   Unrealized  Number   Fair   Unrealized unrealized
                                   of issues value    losses   of issues value    losses     losses
                                   --------- ------ ---------- --------- ------ ---------- ----------
December 31, 2013
Fixed income securities
   U.S. government and
     agencies.....................      4    $   76   $  (2)       --    $   --   $  --      $  (2)
   Municipal......................     63       347     (24)       21        99     (38)       (62)
   Corporate......................    530     5,191    (224)       48       467     (71)      (295)
   Foreign government.............      7        76      (4)        1        13      (2)        (6)
   ABS............................     17       162      (1)       42       400     (33)       (34)
   RMBS...........................     35        42      (2)       47       129     (10)       (12)
   CMBS...........................      5        14      --         6        52      (7)        (7)
   Redeemable preferred stock.....     --        --      --        --        --      --         --
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income
         securities...............    661     5,908    (257)      165     1,160    (161)      (418)
Equity securities.................     25        80      (5)       --        --      --         (5)
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income and
         equity securities........    686    $5,988   $(262)      165    $1,160   $(161)     $(423)
                                      ===    ======   =====       ===    ======   =====      =====
Investment grade fixed income
  securities......................    526    $5,272   $(236)      110    $  834   $(112)     $(348)
Below investment grade fixed
  income securities...............    135       636     (21)       55       326     (49)       (70)
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income
         securities...............    661    $5,908   $(257)      165    $1,160   $(161)     $(418)
                                      ===    ======   =====       ===    ======   =====      =====
December 31, 2012
Fixed income securities
   U.S. government and
     agencies.....................      1    $   15   $  --        --    $   --   $  --      $  --
   Municipal......................     11       101      (7)       50       395     (54)       (61)
   Corporate......................     79     1,086     (27)       66       829     (86)      (113)
   Foreign government.............      2       121      (1)       --        --      --         (1)
   ABS............................      5        38      --        76       763    (105)      (105)
   RMBS...........................     49        30      --       164       442     (69)       (69)
   CMBS...........................     10        65      --        43       358     (77)       (77)
   Redeemable preferred stock.....     --        --      --         1        --      --         --
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income
         securities...............    157     1,456     (35)      400     2,787    (391)      (426)
Equity securities.................      3        57      (1)        1        --      --         (1)
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income and
         equity securities........    160    $1,513   $ (36)      401    $2,787   $(391)     $(427)
                                      ===    ======   =====       ===    ======   =====      =====
Investment grade fixed income
  securities......................    132    $1,244   $ (29)      262    $1,919   $(195)     $(224)
Below investment grade fixed
  income securities...............     25       212      (6)      138       868    (196)      (202)
                                      ---    ------   -----       ---    ------   -----      -----
       Total fixed income
         securities...............    157    $1,456   $ (35)      400    $2,787   $(391)     $(426)
                                      ===    ======   =====       ===    ======   =====      =====

   As of December 31, 2013, $331 million of unrealized losses are related to securities with an unrealized loss position less than 20% of amortized cost or cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. Of the $331 million, $276 million are related to unrealized losses on investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion, Kroll or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to increasing risk-free interest rates or widening credit spreads since the time of initial purchase.

   As of December 31, 2013, the remaining $92 million of unrealized losses are related to securities in unrealized loss positions greater than or equal to 20% of amortized cost. Investment grade fixed income securities comprising $72 million of these unrealized losses were evaluated based on factors such as discounted cash flows and the financial condition and near-term and long-term prospects of the issue or issuer and were determined to have adequate resources to fulfill contractual obligations. Of the $92 million, $20 million are related to below investment grade fixed income securities. Of these amounts, $15 million are related to below investment grade fixed income securities that had been in an unrealized loss position greater than or equal to 20% of amortized cost for a period of twelve or more consecutive months as of December 31, 2013.

   ABS, RMBS and CMBS in an unrealized loss position were evaluated based on actual and projected collateral losses relative to the securities' positions in the respective securitization trusts, security specific expectations of cash flows, and credit ratings. This evaluation also takes into consideration credit enhancement, measured in terms of (i) subordination from other classes of securities in the trust that are contractually obligated to absorb losses before the class of security the Company owns, (ii) the expected impact of other structural features embedded in the securitization trust beneficial to the class of securities the Company owns, such as overcollateralization and excess spread, and (iii) for ABS and RMBS in an unrealized loss position, credit enhancements from reliable bond insurers, where applicable. Municipal bonds in an unrealized loss position were evaluated based on the quality of the underlying securities. Unrealized losses on equity securities are primarily related to temporary equity market fluctuations of securities that are expected to recover.

   As of December 31, 2013, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis. As of December 31, 2013, the Company had the intent and ability to hold equity securities with unrealized losses for a period of time sufficient for them to recover.

Limited partnerships

   As of December 31, 2013 and 2012, the carrying value of equity method limited partnerships totaled $1.46 billion and $1.31 billion, respectively. The Company recognizes an impairment loss for equity method limited partnerships when evidence demonstrates that the loss is other than temporary. Evidence of a loss in value that is other than temporary may include the absence of an ability to recover the carrying amount of the investment or the inability of the investee to sustain a level of earnings that would justify the carrying amount of the investment. The Company had no write-downs related to equity method limited partnerships in 2013 or 2012. In 2011, the Company had write-downs related to equity method limited partnerships of $1 million.

   As of December 31, 2013 and 2012, the carrying value for cost method limited partnerships was $605 million and $617 million, respectively. To determine if an other-than-temporary impairment has occurred, the Company evaluates whether an impairment indicator has occurred in the period that may have a significant adverse effect on the carrying value of the investment. Impairment indicators may include: significantly reduced valuations of the investments held by the limited partnerships; actual recent cash flows received being significantly less than expected cash flows; reduced valuations based on financing completed at a lower value; completed sale of a material underlying investment at a price significantly lower than expected; or any other adverse events since the last financial statements received that might affect the fair value of the investee's capital. Additionally, the Company's portfolio monitoring process includes a quarterly review of all cost method limited partnerships to identify instances where the net asset value is below established thresholds for certain periods of time, as well as investments that are performing below expectations, for further impairment consideration. If a cost method limited partnership is other-than-temporarily impaired, the carrying value is written down to fair value, generally estimated to be equivalent to the reported net asset value of the underlying funds. In 2013, 2012 and 2011, the Company had write-downs related to cost method limited partnerships of $9 million, $3 million and $2 million, respectively.

Mortgage loans

   The Company's mortgage loans are commercial mortgage loans collateralized by a variety of commercial real estate property types located throughout the United States and totaled, net of valuation allowance, $4.17 billion and $5.94 billion as of December 31, 2013 and 2012, respectively. Substantially all of the commercial mortgage loans are non-recourse to the borrower. The following table shows the principal geographic distribution of commercial real estate represented in the Company's mortgage loan portfolio. No other state represented more than 5% of the portfolio as of December 31.

                                                          2013  2012
           (% of mortgage loan portfolio carrying value)  ----  ----
                       California........................ 24.0% 24.2%
                       Illinois..........................  9.7   7.8
                       New Jersey........................  7.2   6.5
                       Texas.............................  6.3   6.0
                       New York..........................  6.2   6.6
                       District of Columbia..............  5.4   3.8
                       Florida...........................  5.2   4.3
                       Pennsylvania......................  3.9   5.1

   The types of properties collateralizing the mortgage loans as of December 31 are as follows:

                                                            2013   2012
        (% of mortgage loan portfolio carrying value)      -----  -----
        Office buildings..................................  28.3%  28.0%
        Retail............................................  22.9   24.0
        Apartment complex.................................  19.2   17.4
        Warehouse.........................................  18.6   20.4
        Other.............................................  11.0   10.2
                                                           -----  -----
           Total.......................................... 100.0% 100.0%
                                                           =====  =====

   The contractual maturities of the mortgage loan portfolio as of December 31, 2013 are as follows:

                                                   Number  Carrying
                                                  of loans  value   Percent
    ($ in millions)                               -------- -------- -------
    2014.........................................    23     $  325     7.8%
    2015.........................................    38        616    14.8
    2016.........................................    34        334     8.0
    2017.........................................    40        449    10.8
    Thereafter...................................   193      2,449    58.6
                                                    ---     ------   -----
       Total.....................................   328     $4,173   100.0%
                                                    ===     ======   =====

   Mortgage loans are evaluated for impairment on a specific loan basis through a quarterly credit monitoring process and review of key credit quality indicators. Mortgage loans are considered impaired when it is probable that the Company will not collect the contractual principal and interest. Valuation allowances are established for impaired loans to reduce the carrying value to the fair value of the collateral less costs to sell or the present value of the loan's expected future repayment cash flows discounted at the loan's original effective interest rate. Impaired mortgage loans may not have a valuation allowance when the fair value of the collateral less costs to sell is higher than the carrying value. Valuation allowances are adjusted for subsequent changes in the fair value of the collateral less costs to sell. Mortgage loans are charged off against their corresponding valuation allowances when there is no reasonable expectation of recovery. The impairment evaluation is non-statistical in respect to the aggregate portfolio but considers facts and circumstances attributable to each loan. It is not considered probable that additional impairment losses, beyond those identified on a specific loan basis, have been incurred as of December 31, 2013.

   Accrual of income is suspended for mortgage loans that are in default or when full and timely collection of principal and interest payments is not probable. Cash receipts on mortgage loans on nonaccrual status are generally recorded as a reduction of carrying value.

   Debt service coverage ratio is considered a key credit quality indicator when mortgage loans are evaluated for impairment. Debt service coverage ratio represents the amount of estimated cash flows from the property available to the borrower to meet principal and interest payment obligations. Debt service coverage ratio estimates are updated annually or more frequently if conditions are warranted based on the Company's credit monitoring process.

   The following table reflects the carrying value of non-impaired fixed rate and variable rate mortgage loans summarized by debt service coverage ratio distribution as of December 31.

                                        2013                     2012
 ($ in millions)              ------------------------ ------------------------
                               Fixed   Variable         Fixed   Variable
                                rate     rate            rate     rate
                              mortgage mortgage        mortgage mortgage
 Debt service coverage         loans    loans   Total   loans    loans   Total
 ratio distribution           -------- -------- ------ -------- -------- ------
 Below 1.0...................  $  153    $--    $  153  $  266    $ --   $  266
 1.0 - 1.25..................     560     --       560   1,158      --    1,158
 1.26 - 1.50.................   1,167      2     1,169   1,364      17    1,381
 Above 1.50..................   2,176     38     2,214   2,854     129    2,983
                               ------    ---    ------  ------    ----   ------
    Total non-impaired
      mortgage loans.........  $4,056    $40    $4,096  $5,642    $146   $5,788
                               ======    ===    ======  ======    ====   ======

   Mortgage loans with a debt service coverage ratio below 1.0 that are not considered impaired primarily relate to instances where the borrower has the financial capacity to fund the revenue shortfalls from the properties for the foreseeable term, the decrease in cash flows from the properties is considered temporary, or there are other risk mitigating circumstances such as additional collateral, escrow balances or borrower guarantees.

   The net carrying value of impaired mortgage loans as of December 31 is as follows:

                                                               2013 2012
        ($ in millions)                                        ---- ----
        Impaired mortgage loans with a valuation allowance.... $77  $147
        Impaired mortgage loans without a valuation allowance.  --     8
                                                               ---  ----
        Total impaired mortgage loans......................... $77  $155
                                                               ===  ====
        Valuation allowance on impaired mortgage loans........ $21  $ 42

   The average balance of impaired loans was $86 million, $202 million and $207 million during 2013, 2012 and 2011, respectively.

   The rollforward of the valuation allowance on impaired mortgage loans for the years ended December 31 is as follows:

                                                       2013  2012  2011
       ($ in millions)                                 ----  ----  ----
       Beginning balance.............................. $ 42  $ 63  $ 84
       Net (decrease) increase in valuation allowance.  (11)   (5)   33
       Charge offs....................................   (8)  (16)  (54)
       Mortgage loans classified as held for sale.....   (2)   --    --
                                                       ----  ----  ----
       Ending balance................................. $ 21  $ 42  $ 63
                                                       ====  ====  ====

   The carrying value of past due mortgage loans as of December 31 is as follows:

                                                   2013   2012
                 ($ in millions)                  ------ ------
                 Less than 90 days past due...... $   -- $   20
                 90 days or greater past due.....     --      4
                                                  ------ ------
                    Total past due...............     --     24
                    Current loans................  4,173  5,919
                                                  ------ ------
                        Total mortgage loans..... $4,173 $5,943
                                                  ====== ======

Municipal bonds

   The Company maintains a diversified portfolio of municipal bonds. The following table shows the principal geographic distribution of municipal bond issuers represented in the Company's portfolio as of December 31. No other state represents more than 5% of the portfolio.

                                                          2013  2012
          (% of municipal bond portfolio carrying value)  ----  ----
                           California.................... 15.9% 14.1%
                           Texas......................... 13.5  11.8
                           Oregon........................  5.4   4.7
                           New Jersey....................  5.2   4.5
                           New York......................  5.2   7.1
                           Illinois......................  5.1   4.3

Concentration of credit risk

   As of December 31, 2013, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

Securities loaned

   The Company's business activities include securities lending programs with third parties, mostly large banks. As of December 31, 2013 and 2012, fixed income securities with a carrying value of $312 million and $525 million, respectively, were on loan under these agreements. Interest income on collateral, net of fees, was $1 million in each of 2013, 2012 and 2011.

Other investment information

   Included in fixed income securities are below investment grade assets totaling $2.89 billion and $3.35 billion as of December 31, 2013 and 2012, respectively.

   As of December 31, 2013, fixed income securities and short-term investments with a carrying value of $53 million were on deposit with regulatory authorities as required by law.

   As of December 31, 2013, the carrying value of fixed income securities that were non-income producing was $11 million.

7. Fair Value of Assets and Liabilities

   Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Consolidated Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1:. Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2:. Assets and liabilities whose values are based on the following:

    (a)Quoted prices for similar assets or liabilities in active markets;

    (b)Quoted prices for identical or similar assets or liabilities in markets that are not active; or

    (c)Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3:. Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

   The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

   The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company's processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models. The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third party valuation sources for selected securities. The Company performs ongoing price validation procedures such as back-testing of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions.

   The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

   The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable. This primarily occurs in the Company's use of broker quotes to value certain securities where the inputs have not been corroborated to be market observable, and the use of valuation models that use significant non-market observable inputs.

   Certain assets are not carried at fair value on a recurring basis, including investments such as mortgage loans, limited partnership interests, bank loans and policy loans. Accordingly, such investments are only included in the fair value hierarchy disclosure when the investment is subject to remeasurement at fair value after initial recognition and the resulting remeasurement is reflected in the consolidated financial statements. In addition, derivatives embedded in fixed income securities are not disclosed in the hierarchy as free-standing derivatives since they are presented with the host contracts in fixed income securities.

   In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level 1 measurements

.. Fixed income securities: Comprise certain U.S. Treasuries. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

.. Equity securities: Comprise actively traded, exchange-listed equity securities. Valuation is based on unadjusted quoted prices for identical assets in active markets that the Company can access.

.. Short-term: Comprise actively traded money market funds that have daily quoted net asset values for identical assets that the Company can access.

.. Separate account assets: Comprise actively traded mutual funds that have daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

.. Assets held for sale: Comprise U.S. Treasury fixed income securities, short-term investments and separate account assets. The valuation is based on the respective asset type as described above.

Level 2 measurements

..  Fixed income securities:

   U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

   Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

   ABS and RMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads. Certain ABS are valued based on non-binding broker quotes whose inputs have been corroborated to be market observable.

   CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

   Redeemable preferred stock: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, underlying stock prices and credit spreads.

.. Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that are not active.

.. Short-term: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

.. Other investments: Free-standing exchange listed derivatives that are not actively traded are valued based on quoted prices for identical instruments in markets that are not active.

   OTC derivatives, including interest rate swaps, foreign currency swaps, foreign exchange forward contracts, certain options and certain credit default swaps, are valued using models that rely on inputs such as interest rate yield curves, currency rates, and counterparty credit spreads that are observable for substantially the full term of the contract. The valuation techniques underlying the models are widely accepted in the financial services industry and do not involve significant judgment.

.. Assets held for sale: Comprise U.S. government and agencies, municipal, corporate, foreign government, ABS, RMBS and CMBS fixed income securities, and short-term investments. The valuation is based on the respective asset type as described above.

Level 3 measurements

..  Fixed income securities:

   Municipal: Municipal bonds that are not rated by third party credit rating agencies but are rated by the National Association of Insurance Commissioners ("NAIC"). The primary inputs to the valuation of these municipal bonds include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields and credit spreads. Also includes auction rate securities ("ARS") primarily backed by student loans that have become illiquid due to failures in the auction market are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, including the anticipated date liquidity will return to the market.

   Corporate, including privately placed: Primarily valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. Also included are equity-indexed notes which are valued using a discounted cash flow model that is widely accepted in the financial services industry and uses significant non-market observable inputs, such as volatility. Other inputs include an interest rate yield curve, as well as published credit spreads for similar assets that incorporate the credit quality and industry sector of the issuer.

   ABS, RMBS and CMBS: Valued based on non-binding broker quotes received from brokers who are familiar with the investments and where the inputs have not been corroborated to be market observable.

.. Equity securities: The primary inputs to the valuation include quoted prices or quoted net asset values for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements.

.. Other investments: Certain OTC derivatives, such as interest rate caps, certain credit default swaps and certain options (including swaptions), are valued using models that are widely accepted in the financial services industry. These are categorized as Level 3 as a result of the significance of non-market observable inputs such as volatility. Other primary inputs include interest rate yield curves and credit spreads.

.. Assets held for sale: Comprise municipal, corporate, ABS and CMBS fixed income securities. The valuation is based on the respective asset type as described above.

.. Contractholder funds: Derivatives embedded in certain life and annuity contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.

   . Liabilities held for sale: Comprise derivatives embedded in life and annuity contracts. The valuation is the same as described above for contractholder funds.

Assets and liabilities measured at fair value on a non-recurring basis

   Mortgage loans written-down to fair value in connection with recognizing impairments are valued based on the fair value of the underlying collateral less costs to sell. Limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments are valued using net asset values. The carrying value of the LBL business was written-down to fair value in connection with being classified as held for sale.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2013.

                                Quoted
                               prices in
                                active
                                markets  Significant
                                  for       other    Significant  Counterparty
                               identical observable  unobservable   and cash   Balance as of
                                assets     inputs       inputs     collateral  December 31,
                               (Level 1)  (Level 2)   (Level 3)     netting        2013
($ in millions)                --------- ----------- ------------ ------------ -------------
Assets
   Fixed income
     securities:
       U.S.
         government
         and
         agencies.............  $  145     $   621     $     --                  $    766
       Municipal..............      --       3,185          119                     3,304
       Corporate..............      --      20,308        1,008                    21,316
       Foreign
         government...........      --         792           --                       792
       ABS....................      --         895          112                     1,007
       RMBS...................      --         790           --                       790
       CMBS...................      --         763            1                       764
       Redeemable
         preferred
         stock................      --          16            1                        17
                                ------     -------     --------                  --------
          Total
            fixed
            income
            securities........     145      27,370        1,241                    28,756
   Equity securities..........     593          51            6                       650
   Short-term
     investments..............     129         461           --                       590
   Other
     investments:
     Free-standing
     derivatives..............      --         268            9      $ (11)           266
   Separate account
     assets...................   5,039          --           --                     5,039
   Assets held for
     sale.....................   1,854       9,812          362                    12,028
                                ------     -------     --------      -----       --------
          Total
            recurring
            basis
            assets............   7,760      37,962        1,618        (11)        47,329
   Non-recurring
     basis/ (1)/..............      --          --           17                        17
                                ------     -------     --------      -----       --------
Total assets at
  fair value..................  $7,760     $37,962     $  1,635      $ (11)      $ 47,346
                                ======     =======     ========      =====       ========
% of total assets
  at fair value...............    16.4%       80.2%         3.4%      --  %         100.0%
Liabilities
   Contractholder
     funds:
     Derivatives
     embedded in
     life and
     annuity
     contracts................  $   --     $    --     $   (307)                 $   (307)
   Other
     liabilities:
     Free-standing
     derivatives..............      --        (185)         (14)     $   7           (192)
   Liabilities held
     for sale.................      --          --         (246)                     (246)
                                ------     -------     --------      -----       --------
       Total
         recurring
         basis
         liabilities..........      --        (185)        (567)         7           (745)
   Non-recurring
     basis/ (2)/..............      --          --      (11,088)                  (11,088)
                                ------     -------     --------      -----       --------
Total liabilities
  at fair value...............  $   --     $  (185)    $(11,655)     $   7       $(11,833)
                                ======     =======     ========      =====       ========
% of total
  liabilities at
  fair value..................    --  %        1.6%        98.5%      (0.1)%        100.0%

--------
/(1)/Includes $8 million of mortgage loans and $9 million of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.
/(2)/Relates to LBL business held for sale (see Note 3). The total fair value measurement includes $15,593 million of assets held for sale and $(14,899) million of liabilities held for sale, less $12,028 million of assets and $(246) million of liabilities measured at fair value on a recurring basis.

   The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2012.

($ in millions)                        Quoted
                                      prices in
                                       active
                                       markets  Significant              Counterparty
                                         for       other    Significant      and
                                      identical observable  unobservable     cash     Balance as of
                                       assets     inputs       inputs     collateral  December 31,
                                      (Level 1)  (Level 2)   (Level 3)     netting        2012
                                      --------- ----------- ------------ ------------ -------------
Assets
   Fixed income securities:
       U.S. government and
         agencies....................  $1,074     $ 1,305      $   --                    $ 2,379
       Municipal.....................      --       4,366         338                      4,704
       Corporate.....................      --      30,030       1,501                     31,531
       Foreign government............      --       1,180          --                      1,180
       ABS...........................      --       1,666         199                      1,865
       RMBS..........................      --       1,791          --                      1,791
       CMBS..........................      --       1,387          21                      1,408
       Redeemable preferred
         stock.......................      --          17           1                         18
                                       ------     -------      ------                    -------
          Total fixed income
            securities...............   1,074      41,742       2,060                     44,876
   Equity securities.................     338          --           7                        345
   Short-term investments............     220         655          --                        875
   Other investments:
     Free-standing derivatives.......      --         173           3       $ (47)           129
   Separate account assets...........   6,610          --          --                      6,610
   Other assets......................       2          --           1                          3
                                       ------     -------      ------       -----        -------
       Total recurring basis
         assets......................   8,244      42,570       2,071         (47)        52,838
   Non-recurring basis/ (1)/.........      --          --           6                          6
                                       ------     -------      ------       -----        -------
   Total assets at fair value........  $8,244     $42,570      $2,077       $ (47)       $52,844
                                       ======     =======      ======       =====        =======
   % of total assets at fair
     value...........................    15.6%       80.6%        3.9%       (0.1)%        100.0%

Liabilities
   Contractholder funds:
     Derivatives embedded in
     life and annuity
     contracts.......................  $   --     $    --      $ (553)                   $  (553)
   Other liabilities:
     Free-standing derivatives.......      --         (91)        (30)      $  29            (92)
                                       ------     -------      ------       -----        -------
Total liabilities at fair
  value..............................  $   --     $   (91)     $ (583)      $  29        $  (645)
                                       ======     =======      ======       =====        =======
% of total liabilities at
  fair value.........................     -- %       14.1%       90.4%       (4.5)%        100.0%

--------
/(1)/Includes $4 million of mortgage loans, $1 million of limited partnership interests and $1 million of other investments written-down to fair value in connection with recognizing other-than-temporary impairments.

   The following table summarizes quantitative information about the significant unobservable inputs used in Level 3 fair value measurements.

                               Fair   Valuation  Unobservable          Weighted
                               value  technique     input      Range   average
($ in millions)                -----  ---------- ------------ -------  --------
December 31, 2013
Derivatives embedded in life   $(247) Stochastic Projected      1.0 -     1.75%
  and annuity contracts -             cash flow  option cost      2.0%
  Equity-indexed and forward          model
  starting options............
Liabilities held for sale -    $(246) Stochastic Projected      1.0 -     1.91%
  Equity-indexed and forward          cash flow  option cost      2.0%
  starting options............        model
December 31, 2012
ARS backed by student loans... $ 202  Discounted Anticipated  18 - 60  32 - 44
                                      cash flow  date          months   months
                                      model      liquidity
                                                 will return
                                                 to the
                                                 market
Derivatives embedded in life   $(419) Stochastic Projected      1.0 -     1.92%
  and annuity contracts -             cash flow  option cost      2.0%
  Equity-indexed and forward          model
  starting options............

   If the projected option cost increased (decreased), it would result in a higher (lower) liability fair value. If the anticipated date liquidity will return to the market is sooner (later), it would result in a higher (lower) fair value.

   As of December 31, 2013 and 2012, Level 3 fair value measurements include $1.15 billion and $1.72 billion, respectively, of fixed income securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. As of December 31, 2013, Level 3 fair value measurements for assets held for sale include $319 million of fixed income securities valued based on non-binding broker quotes where the inputs have not been corroborated to be market observable. The Company does not develop the unobservable inputs used in measuring fair value; therefore, these are not included in the table above. However, an increase (decrease) in credit spreads for fixed income securities valued based on non-binding broker quotes would result in a lower (higher) fair value.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013.

                                                    Total gains (losses)
                                                       included in:
($ in millions)                                     -------------------
                                      Balance as of                        Transfers    Transfers
                                      December 31,      Net                  into        out of
                                          2012      income /(1)/   OCI      Level 3      Level 3
                                      ------------- -----------   -----   ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $  338        $ (12)     $  19      $  --       $   --
       Corporate.....................     1,501           32        (32)        84         (172)
       ABS...........................       199           (2)        30         17          (16)
       RMBS..........................        --           --         --         --           --
       CMBS..........................        21           (1)         3         --           --
       Redeemable preferred
         stock.......................         1           --         --         --           --
                                         ------        -----      -----      -----       ------
          Total fixed income
            securities...............     2,060           17         20        101         (188)
       Equity securities.............         7           --         --         --           --
       Free-standing
         derivatives, net............       (27)          19         --         --           --
       Other assets..................         1           (1)        --         --           --
       Assets held for sale..........        --           (2)        (6)        13          (13)
                                         ------        -----      -----      -----       ------
          Total recurring
            Level 3 assets...........    $2,041        $  33      $  14      $ 114       $ (201)
                                         ======        =====      =====      =====       ======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $ (553)       $  89      $  --      $  --       $   --
       Liabilities held for
         sale........................        --           20         --         --           --
                                         ------        -----      -----      -----       ------
       Total recurring
         Level 3 liabilities.........    $ (553)       $ 109      $  --      $  --       $   --
                                         ======        =====      =====      =====       ======

                                                                                      Balance as of
                                       Transfer to  Purchases/                        December 31,
                                      held for sale Issues /(2)/  Sales   Settlements     2013
                                      ------------- -----------   -----   ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $  (51)       $  --      $(173)     $  (2)      $  119
       Corporate.....................      (244)         145       (173)      (133)       1,008
       ABS...........................       (85)          --         (8)       (23)         112
       RMBS..........................        --           --         --         --           --
       CMBS..........................        (5)          --        (17)        --            1
       Redeemable preferred
         stock.......................        --           --         --         --            1
                                         ------        -----      -----      -----       ------
          Total fixed income
            securities...............      (385)         145       (371)      (158)       1,241
       Equity securities.............        --           --         (1)        --            6
       Free-standing
         derivatives, net............        --            9         --         (6)          (5)/(3)/
       Other assets..................        --           --         --         --           --
       Assets held for sale..........       385           --        (10)        (5)         362
                                         ------        -----      -----      -----       ------
          Total recurring
            Level 3 assets...........    $   --        $ 154      $(382)     $(169)      $1,604
                                         ======        =====      =====      =====       ======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $  265        $(111)     $  --      $   3       $ (307)
       Liabilities held for
         sale........................      (265)          (6)        --          5         (246)
                                         ------        -----      -----      -----       ------
       Total recurring
         Level 3 liabilities.........    $   --        $(117)     $  --      $   8       $ (553)
                                         ======        =====      =====      =====       ======

--------
/(1)/The effect to net income totals $142 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
     $20 million in realized capital gains and losses, $14 million in net investment income, $40 million in interest credited to contractholder funds, $74 million in contract benefits and $(6) million in loss on disposition of operations.
/(2)/Represents purchases for assets and issues for liabilities.
/(3)/Comprises $9 million of assets and $14 million of liabilities.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2012.

                                                       Total gains
                                                    (losses) included
                                                           in:
($ in millions)                                     -----------------
                                      Balance as of                      Transfers    Transfers
                                      December 31,      Net                into        out of
                                          2011      income /(1)/  OCI     Level 3      Level 3
                                      ------------- -----------  ------ ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $  387        $  (5)     $ 22     $  53       $  (10)
       Corporate.....................     1,319           20        63       381          (64)
       ABS...........................       254           24        59        42           (7)
       RMBS..........................        47           --        --        --          (47)
       CMBS..........................        30           (4)       10        --           --
       Redeemable preferred
         stock.......................         1           --        --        --           --
                                         ------        -----      ----     -----       ------
          Total fixed income
            securities...............     2,038           35       154       476         (128)
       Equity securities.............        14           --        --        --           --
       Free-standing
         derivatives, net............       (88)          25        --        --           --
       Other assets..................         1           --        --        --           --
                                         ------        -----      ----     -----       ------
          Total recurring
            Level 3 assets...........    $1,965        $  60      $154     $ 476       $ (128)
                                         ======        =====      ====     =====       ======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $ (723)       $ 168      $ --     $  --       $   --
                                         ------        -----      ----     -----       ------
       Total recurring
         Level 3 liabilities.........    $ (723)       $ 168      $ --     $  --       $   --
                                         ======        =====      ====     =====       ======

                                                                                    Balance as of
                                                                                    December 31,
                                        Purchases      Sales     Issues Settlements     2012
                                      ------------- -----------  ------ ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $   --        $(107)     $ --     $  (2)      $  338
       Corporate.....................       125         (223)       --      (120)       1,501
       ABS...........................        11         (165)       --       (19)         199
       RMBS..........................        --           --        --        --           --
       CMBS..........................        --           --        --       (15)          21
       Redeemable preferred
         stock.......................         1           (1)       --        --            1
                                         ------        -----      ----     -----       ------
          Total fixed income
            securities...............       137         (496)       --      (156)       2,060
       Equity securities.............         5          (12)       --        --            7
       Free-standing
         derivatives, net............        27           --        --         9          (27)/(2)/
       Other assets..................        --           --        --        --            1
                                         ------        -----      ----     -----       ------
          Total recurring
            Level 3 assets...........    $  169        $(508)     $ --     $(147)      $2,041
                                         ======        =====      ====     =====       ======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $   --        $  --      $(79)    $  81       $ (553)
                                         ------        -----      ----     -----       ------
       Total recurring
         Level 3 liabilities.........    $   --        $  --      $(79)    $  81       $ (553)
                                         ======        =====      ====     =====       ======

--------
/(1)/The effect to net income totals $228 million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
     $38 million in realized capital gains and losses, $22 million in net investment income, $132 million in interest credited to contractholder funds and $36 million in contract benefits.
/(2)/Comprises $3 million of assets and $30 million of liabilities.

   The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2011.

                                                    Total gains (losses)
                                                       included in:
($ in millions)                                     -------------------
                                      Balance as of                        Transfers    Transfers
                                      December 31,      Net                  into        out of
                                          2010      income /(1)/   OCI      Level 3      Level 3
                                      ------------- -----------   ------  ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $  601       $    (2)    $   7      $  48       $   (34)
       Corporate.....................     1,760            52       (35)       237          (410)
       ABS...........................     1,974            21       (65)        --        (1,470)
       RMBS..........................     1,189           (57)       77         --          (853)
       CMBS..........................       844           (43)      111         65          (878)
       Redeemable preferred
         stock.......................         1            --        --         --            --
                                         ------       -------     -----      -----       -------
          Total fixed income
            securities...............     6,369           (29)       95        350        (3,645)
       Equity securities.............        29            (5)       --         --           (10)
       Free-standing
         derivatives, net............       (77)          (37)       --         --            --
       Other assets..................         1            --        --         --            --
                                         ------       -------     -----      -----       -------
          Total recurring
            Level 3 assets...........    $6,322       $   (71)    $  95      $ 350       $(3,655)
                                         ======       =======     =====      =====       =======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $ (653)      $  (134)    $  --      $  --       $    --
                                         ------       -------     -----      -----       -------
       Total recurring
         Level 3 liabilities.........    $ (653)      $  (134)    $  --      $  --       $    --
                                         ======       =======     =====      =====       =======

                                                                                      Balance as of
                                                                                      December 31,
                                        Purchases      Sales      Issues  Settlements     2011
                                      ------------- -----------   ------  ----------- -------------
Assets
   Fixed income securities:
       Municipal.....................    $   10       $  (241)    $  --      $  (2)      $   387
       Corporate.....................       266          (473)       --        (78)        1,319
       ABS...........................       146          (136)       --       (216)          254
       RMBS..........................        --          (222)       --        (87)           47
       CMBS..........................        --           (66)       --         (3)           30
       Redeemable preferred
         stock.......................        --            --        --         --             1
                                         ------       -------     -----      -----       -------
          Total fixed income
            securities...............       422        (1,138)       --       (386)        2,038
       Equity securities.............         1            (1)       --         --            14
       Free-standing
         derivatives, net............        18            --        --          8           (88)/(2)/
       Other assets..................        --            --        --         --             1
                                         ------       -------     -----      -----       -------
          Total recurring
            Level 3 assets...........    $  441       $(1,139)    $  --      $(378)      $ 1,965
                                         ======       =======     =====      =====       =======
Liabilities
       Contractholder funds:
         Derivatives embedded
         in life and annuity
         contracts...................    $   --       $    --     $(100)     $ 164       $  (723)
                                         ------       -------     -----      -----       -------
       Total recurring
         Level 3 liabilities.........    $   --       $    --     $(100)     $ 164       $  (723)
                                         ======       =======     =====      =====       =======

--------
/(1)/The effect to net income totals $(205) million and is reported in the Consolidated Statements of Operations and Comprehensive Income as follows:
     $(101) million in realized capital gains and losses, $34 million in net investment income, $(106) million in interest credited to contractholder funds and $(32) million in contract benefits.
/(2)/Comprises $1 million of assets and $89 million of liabilities.

   Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote whose inputs have not been corroborated to be market observable, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

   There were no transfers between Level 1 and Level 2 during 2013 or 2011. During 2012, certain U.S. government securities were transferred into Level 1 from Level 2 as a result of increased liquidity in the market and a sustained increase in the market activity for these assets.

   During 2011, certain ABS, RMBS and CMBS were transferred into Level 2 from Level 3 as a result of increased liquidity in the market and a sustained increase in the market activity for these assets. Additionally, in 2011 certain ABS that were valued based on non-binding broker quotes were transferred into Level 2 from Level 3 since the inputs were corroborated to be market observable.

   Transfers into Level 3 during 2013, 2012 and 2011 included situations where a fair value quote was not provided by the Company's independent third-party valuation service provider and as a result the price was stale or had been replaced with a broker quote where the inputs had not been corroborated to be market observable resulting in the security being classified as Level 3. Transfers out of Level 3 during 2013, 2012 and 2011 included situations where a broker quote was used in the prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

   The following table provides the change in unrealized gains and losses included in net income for Level 3 assets and liabilities held as of December 31.

                                                  2013  2012   2011
            ($ in millions)                       ----  ----  -----
            Assets
               Fixed income securities:
                   Municipal..................... $ (4) $ --  $  (2)
                   Corporate.....................   13    15     19
                   ABS...........................   (2)   --    (35)
                   CMBS..........................   (2)   (3)   (12)
                                                  ----  ----  -----
                      Total fixed income
                        securities...............    5    12    (30)
                   Equity securities.............   --    --     (4)
                   Free-standing
                     derivatives, net............   10     6    (29)
                   Other assets..................   (1)   --     --
                   Assets held for sale..........   (2)   --     --
                                                  ----  ----  -----
                      Total recurring
                        Level 3 assets........... $ 12  $ 18  $ (63)
                                                  ====  ====  =====
            Liabilities
                   Contractholder funds:
                     Derivatives embedded
                     in life and annuity
                     contracts................... $ 89  $168  $(134)
                   Liabilities held for
                     sale........................   20    --     --
                                                  ----  ----  -----
                      Total recurring
                        Level 3
                        liabilities.............. $109  $168  $(134)
                                                  ====  ====  =====

   The amounts in the table above represent the change in unrealized gains and losses included in net income for the period of time that the asset or liability was determined to be in Level 3. These gains and losses total
$121 million in 2013 and are reported as follows: $9 million in realized capital gains and losses, $9 million in net investment income, $35 million in interest credited to contractholder funds, $74 million in contract benefits and $(6) million in loss on disposition of operations. These gains and losses total $186 million in 2012 and are reported as follows: $19 million in net investment income, $131 million in interest credited to contractholder funds and $36 million in contract benefits. These gains and losses total $(197) million in 2011 and are reported as follows: $(105) million in realized capital gains and losses, $42 million in net investment income, $(102) million in interest credited to contractholder funds and $(32) million in contract benefits.

   Presented below are the carrying values and fair value estimates of financial instruments not carried at fair value.

Financial assets

                                         December 31, 2013 December 31, 2012
       ($ in millions)                   ----------------- -----------------
                                         Carrying  Fair    Carrying  Fair
                                          value    value    value    value
                                         --------  ------  --------  ------
       Mortgage loans...................  $4,173   $4,300   $5,943   $6,223
       Cost method limited partnerships.     605      799      617      778
       Agent loans......................     341      325      319      314
       Bank loans.......................     160      161      282      282
       Notes due from related party.....     275      275      275      275
       Assets held for sale.............   1,458    1,532       --       --

   The fair value of mortgage loans, including those classified as assets held for sale, is based on discounted contractual cash flows or, if the loans are impaired due to credit reasons, the fair value of collateral less costs to sell. Risk adjusted discount rates are selected using current rates at which similar loans would be made to borrowers with similar characteristics, using similar types of properties as collateral. The fair value of cost method limited partnerships is determined using reported net asset values of the underlying funds. The fair value of agent loans, which are reported in other investments, is based on discounted cash flow calculations that use discount rates with a spread over U.S. Treasury rates. Assumptions used in developing estimated cash flows and discount rates consider the loan's credit and liquidity risks. The fair value of bank loans, which are reported in other investments or assets held for sale, is based on broker quotes from brokers familiar with the loans and current market conditions. The fair value of notes due from related party, which are reported in other investments, is based on discounted cash flow calculations using current interest rates for instruments with comparable terms. The fair value measurements for mortgage loans, cost method limited partnerships, agent loans, bank loans and notes due from related party and assets held for sale are categorized as Level 3.

Financial liabilities

                                      December 31, 2013 December 31, 2012
        ($ in millions)               ----------------  ----------------
                                      Carrying   Fair   Carrying   Fair
                                       value     value   value     value
                                      --------  ------- --------  -------
        Contractholder funds on
          investment contracts....... $15,542   $16,198 $26,984   $27,989
        Notes due to related parties.     282       282     496       496
        Liability for collateral.....     328       328     561       561
        Liabilities held for sale....   7,417     7,298      --        --

   The fair value of contractholder funds on investment contracts, including those classified as liabilities held for sale, is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies and fixed rate funding agreements are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk. The fair value measurements for contractholder funds on investment contracts and liabilities held for sale are categorized as Level 3.

   The fair value of notes due to related parties is based on discounted cash flow calculations using current interest rates for instruments with comparable terms and considers the Company's own credit risk. The liability for collateral is valued at carrying value due to its short-term nature. The fair value measurements for liability for collateral are categorized as Level 2. The fair value measurements for notes due to related parties are categorized as Level 3.

8. Derivative Financial Instruments and Off-balance sheet Financial Instruments

   The Company uses derivatives to manage risks with certain assets and liabilities arising from the potential adverse impacts from changes in risk-free interest rates, changes in equity market valuations, increases in credit spreads and foreign currency fluctuations, and for asset replication. The Company does not use derivatives for speculative purposes.

   Asset-liability management is a risk management strategy that is principally employed to balance the respective interest-rate sensitivities of the Company's assets and liabilities. Depending upon the attributes of the assets acquired and liabilities issued, derivative instruments such as interest rate swaps, caps, swaptions and futures are utilized to change the interest rate characteristics of existing assets and liabilities to ensure the relationship is maintained within specified ranges and to reduce exposure to rising or falling interest rates. The Company uses financial futures and interest rate swaps to hedge anticipated asset purchases and liability issuances and futures and options for hedging the equity exposure contained in its equity indexed life and annuity product contracts that offer equity returns to contractholders. In addition, the Company uses interest rate swaps to hedge interest rate risk inherent in funding agreements. The Company uses foreign currency swaps and forwards primarily to reduce the foreign currency risk associated with issuing foreign currency denominated funding agreements and holding foreign currency denominated investments. Credit default swaps are typically used to mitigate the credit risk within the Company's fixed income portfolio.

   The Company may also use derivatives to manage the risk associated with corporate actions, including the sale of a business. During December 2013, swaptions were utilized to hedge the expected proceeds from the pending disposition of LBL.

   Asset replication refers to the "synthetic" creation of assets through the use of derivatives and primarily investment grade host bonds to replicate securities that are either unavailable in the cash markets or more economical to acquire in synthetic form. The Company replicates fixed income securities using a combination of a credit default swap and one or more highly rated fixed income securities to synthetically replicate the economic characteristics of one or more cash market securities.

   The Company also has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value with changes in fair value of embedded derivatives reported in net income. The Company's primary embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders; equity-indexed notes containing equity call options, which provide a coupon payout that is determined using one or more equity-based indices; credit default swaps in synthetic collateralized debt obligations, which provide enhanced coupon rates as a result of selling credit protection; and conversion options in fixed income securities, which provide the Company with the right to convert the instrument into a predetermined number of shares of common stock.

   When derivatives meet specific criteria, they may be designated as accounting hedges and accounted for as fair value, cash flow, foreign currency fair value or foreign currency cash flow hedges. The Company designates certain of its interest rate and foreign currency swap contracts and certain investment risk transfer reinsurance agreements as fair value hedges when the hedging instrument is highly effective in offsetting the risk of changes in the fair value of the hedged item. The Company designates certain of its foreign currency swap contracts as cash flow hedges when the hedging instrument is highly effective in offsetting the exposure of variations in cash flows for the hedged risk that could affect net income. Amounts are reclassified to net investment income or realized capital gains and losses as the hedged item affects net income.

   The notional amounts specified in the contracts are used to calculate the exchange of contractual payments under the agreements and are generally not representative of the potential for gain or loss on these agreements. However, the notional amounts specified in credit default swaps where the Company has sold credit protection represent the maximum amount of potential loss, assuming no recoveries.

   Fair value, which is equal to the carrying value, is the estimated amount that the Company would receive or pay to terminate the derivative contracts at the reporting date. The carrying value amounts for OTC derivatives are further adjusted for the effects, if any, of enforceable master netting agreements and are presented on a net basis, by counterparty agreement, in the Consolidated Statements of Financial Position. For certain exchange traded and cleared derivatives, margin deposits are required as well as daily cash settlements of margin accounts.

   As of December 31, 2013, the Company pledged $4 million of cash and securities in the form of margin deposits.

   For those derivatives which qualify for fair value hedge accounting, net income includes the changes in the fair value of both the derivative instrument and the hedged risk, and therefore reflects any hedging ineffectiveness. For cash flow hedges, gains and losses are amortized from accumulated other comprehensive income and are reported in net income in the same period the forecasted transactions being hedged impact net income.

   Non-hedge accounting is generally used for "portfolio" level hedging strategies where the terms of the individual hedged items do not meet the strict homogeneity requirements to permit the application of hedge accounting. For non-hedge derivatives, net income includes changes in fair value and accrued periodic settlements, when applicable. With the exception of non-hedge derivatives used for asset replication and non-hedge embedded derivatives, all of the Company's derivatives are evaluated for their ongoing effectiveness as either accounting hedge or non-hedge derivative financial instruments on at least a quarterly basis.

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2013.

($ in millions, except number                     Volume/ (1)/
of contracts)                                  ------------------
                                                         Number    Fair
                                Balance sheet  Notional    of     value, Gross   Gross
                                  location      amount  contracts  net   asset liability
                                -------------- -------- --------- ------ ----- ---------
Asset derivatives
Derivatives designated as accounting hedging
  instruments
   Foreign currency swap            Other
     agreements................  investments   $    16      n/a   $   1  $  1    $  --
                                               -------   ------   -----  ----    -----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts
   Interest rate swaption           Other
     agreements................  investments     1,420      n/a      --    --       --
   Interest rate cap                Other
     agreements................  investments        61      n/a       2     2       --
  Equity and index contracts
   Options and warrants /(2)/..     Other
                                 investments         3   10,035     261   261       --
   Financial futures contracts.  Other assets       --      627      --    --       --
  Foreign currency contracts
   Foreign currency forwards...     Other
                                 investments        47      n/a      --    --       --
  Embedded derivative
   financial instruments
   Credit default swaps........  Fixed income
                                  securities        12      n/a     (12)   --      (12)
  Credit default contracts
   Credit default swaps -           Other
     buying protection.........  investments         1      n/a      --    --       --
   Credit default swaps -           Other
     selling protection........  investments        85      n/a       2     2       --
  Other contracts
   Other contracts.............  Other assets        4      n/a      --    --       --
                                               -------   ------   -----  ----    -----
       Subtotal................                  1,633   10,662     253   265      (12)
                                               -------   ------   -----  ----    -----
Total asset derivatives                        $ 1,649   10,662   $ 254  $266    $ (12)
                                               =======   ======   =====  ====    =====
Liability derivatives
Derivatives designated as
  accounting hedging
  instruments
   Foreign currency swap            Other
     agreements................ liabilities &
                                   accrued
                                   expenses    $   132      n/a   $ (15) $ --    $ (15)
                                               -------   ------   -----  ----    -----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts
   Interest rate swap               Other
     agreements................ liabilities &
                                   accrued
                                   expenses         85      n/a       4     4       --
   Interest rate swaption           Other
     agreements................ liabilities &
                                   accrued
                                   expenses      4,570      n/a       1     1       --
   Interest rate cap                Other
     agreements................ liabilities &
                                   accrued
                                   expenses        262      n/a       4     4       --
  Equity and index contracts
   Options.....................     Other
                                liabilities &
                                   accrued
                                   expenses         55   10,035    (165)    2     (167)
  Embedded derivative
   financial instruments
   Guaranteed accumulation      Contractholder
     benefits..................     funds          738      n/a     (43)   --      (43)
   Guaranteed withdrawal        Contractholder
     benefits..................     funds          506      n/a     (13)   --      (13)
   Equity-indexed and forward
     starting options in life
     and annuity product        Contractholder
     contracts.................     funds        1,693      n/a    (247)   --     (247)
                                 Liabilities
                                held for sale    2,363      n/a    (246)   --     (246)
   Other embedded derivative
     financial................. Contractholder
   instruments.................     funds           85      n/a      (4)   --       (4)
  Credit default contracts
   Credit default swaps -           Other
     buying protection......... liabilities &
                                   accrued
                                   expenses        171      n/a      (2)   --       (2)
   Credit default swaps -           Other
     selling protection........ liabilities &
                                   accrued
                                   expenses        100      n/a     (15)   --      (15)
                                               -------   ------   -----  ----    -----
       Subtotal................                 10,628   10,035    (726)   11     (737)
                                               -------   ------   -----  ----    -----
Total liability derivatives....                 10,760   10,035    (741) $ 11    $(752)
                                               =======   ======   =====  ====    =====
Total derivatives..............                $12,409   20,697   $(487)
                                               =======   ======   =====

--------
/(1)/Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
/(2)/In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

   The following table provides a summary of the volume and fair value positions of derivative instruments as well as their reporting location in the Consolidated Statement of Financial Position as of December 31, 2012.

($ in millions, except number                     Volume/ (1)/
of contracts)                                  ------------------
                                                         Number    Fair
                                Balance sheet  Notional    of     value, Gross   Gross
                                  location      amount  contracts  net   asset liability
                                -------------- -------- --------- ------ ----- ---------
Asset derivatives
Derivatives designated as
  accounting hedging
  instruments
   Foreign currency swap            Other
     agreements................  investments   $    16      n/a   $   2  $  2    $  --
                                               -------   ------   -----  ----    -----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts
   Interest rate swap               Other
     agreements................  investments     5,541      n/a      19    28       (9)
   Interest rate cap                Other
     agreements................  investments       372      n/a       1     1       --
   Financial futures contracts.  Other assets      n/a        2      --    --       --
  Equity and index contracts
   Options and warrants /(2)/..     Other
                                 investments       146   12,400     125   125       --
   Financial futures contracts.  Other assets      n/a      249       2     2       --
  Foreign currency contracts
   Foreign currency forwards...     Other
                                 investments        44      n/a      --    --       --
  Embedded derivative
   financial instruments
   Conversion options..........  Fixed income
                                  securities         5      n/a      --    --       --
   Equity-indexed call options.  Fixed income
                                  securities        90      n/a       9     9       --
   Credit default swaps........  Fixed income
                                  securities        12      n/a     (12)   --      (12)
  Credit default contracts
   Credit default swaps -           Other
     buying protection.........  investments        32      n/a      (1)   --       (1)
   Credit default swaps -           Other
     selling protection........  investments       100      n/a       1     1       --
  Other contracts
   Other contracts.............  Other assets        4      n/a       1     1       --
                                               -------   ------   -----  ----    -----
       Subtotal................                  6,346   12,651     145   167      (22)
                                               -------   ------   -----  ----    -----
Total asset derivatives........                $ 6,362   12,651   $ 147  $169    $ (22)
                                               =======   ======   =====  ====    =====
Liability derivatives
Derivatives designated as
  accounting hedging
  instruments
   Foreign currency swap            Other
     agreements................ liabilities &
                                   accrued
                                   expenses    $   135      n/a   $ (19) $ --    $ (19)
                                               -------   ------   -----  ----    -----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts
   Interest rate swap               Other
     agreements................ liabilities &
                                   accrued
                                   expenses      1,185      n/a      16    18       (2)
   Interest rate swaption           Other
     agreements................ liabilities &
                                   accrued
                                   expenses        250      n/a      --    --       --
   Interest rate cap                Other
     agreements................ liabilities &
                                   accrued
                                   expenses        429      n/a       1     1       --
   Financial futures contracts.     Other
                                liabilities &
                                   accrued
                                   expenses         --      357      --    --       --
  Equity and index contracts
   Options and futures.........     Other
                                liabilities &
                                   accrued
                                   expenses         --   12,262     (58)   --      (58)
  Embedded derivative
   financial instruments
   Guaranteed accumulation      Contractholder
     benefits..................     funds          820      n/a     (86)   --      (86)
   Guaranteed withdrawal        Contractholder
     benefits..................     funds          554      n/a     (39)   --      (39)
   Equity-indexed and forward
     starting options in life
     and annuity product        Contractholder
     contracts.................     funds        3,916      n/a    (419)   --     (419)
   Other embedded derivative
     financial................. Contractholder
   instruments.................     funds           85      n/a      (9)   --       (9)
  Credit default contracts
   Credit default swaps -           Other
     buying protection......... liabilities &
                                   accrued
                                   expenses        193      n/a      (2)   --       (2)
   Credit default swaps -           Other
     selling protection........ liabilities &
                                   accrued
                                   expenses        130      n/a     (30)   --      (30)
                                               -------   ------   -----  ----    -----
       Subtotal................                  7,562   12,619    (626)   19     (645)
                                               -------   ------   -----  ----    -----
Total liability derivatives....                  7,697   12,619    (645) $ 19    $(664)
                                               =======   ======   =====  ====    =====
Total derivatives..............                $14,059   25,270   $(498)
                                               =======   ======   =====

--------
/(1)/Volume for OTC derivative contracts is represented by their notional amounts. Volume for exchange traded derivatives is represented by the number of contracts, which is the basis on which they are traded. (n/a = not applicable)
/(2)/In addition to the number of contracts presented in the table, the Company held 837,100 stock warrants. Stock warrants can be converted to cash upon sale of those instruments or exercised for shares of common stock.

   The following table provides gross and net amounts for the Company's OTC derivatives, all of which are subject to enforceable master netting agreements.

                                      Offsets
  ($ in millions)               ------------------
                                                      Net
                                            Cash    amount  Securities
                                Counter- collateral   on    collateral
                         Gross   party   (received) balance (received)  Net
                         amount netting   pledged    sheet   pledged   amount
                         ------ -------- ---------- ------- ---------- ------
  December 31, 2013
  Asset derivatives.....  $ 14    $(11)     $ --     $  3      $(3)     $--
  Liability derivatives.   (33)     11        (4)     (26)      22       (4)

  December 31, 2012
  Asset derivatives.....  $ 52    $(29)     $(18)    $  5      $(5)     $--
  Liability derivatives.   (63)     29        --      (34)      25       (9)

   The following table provides a summary of the impacts of the Company's foreign currency contracts in cash flow hedging relationships for the years ended December 31.

                                                              2013  2012  2011
 ($ in millions)                                              ----  ----  ----
 Gain (loss) recognized in OCI on derivatives during the
   period.................................................... $  3  $ (6) $  4
 Loss recognized in OCI on derivatives during the term of
   the hedging relationship..................................  (13)  (17)  (12)
 Loss reclassified from AOCI into income (net investment
   income)...................................................   (1)   --    --
 Loss reclassified from AOCI into income (realized capital
   gains and losses).........................................   --    (1)   (1)

   Amortization of net losses from accumulated other comprehensive income related to cash flow hedges is expected to be $2 million during the next twelve months. There was no hedge ineffectiveness reported in realized gains and losses in 2013, 2012 or 2011.

   The following tables present gains and losses from valuation, settlements and hedge ineffectiveness reported on derivatives used in fair value hedging relationships and derivatives not designated as accounting hedging instruments in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31. In 2013, the Company had no derivatives used in fair value hedging relationships.

                                                    2013
($ in millions)           -------------------------------------------------------
                                                                       Total gain
                          Realized                                       (loss)
                          capital              Interest      Loss on   recognized
                           gains             credited to   disposition   in net
                            and    Contract contractholder     of       income on
                           losses  benefits     funds      operations  derivatives
                          -------- -------- -------------- ----------- -----------
Interest rate contracts..   $ 3      $--         $ --          $(6)        $(3)
Equity and index
  contracts..............    --       --           94           --          94
Embedded derivative
  financial instruments..    (1)      74          (75)          --          (2)
Foreign currency
  contracts..............    (2)      --           --           --          (2)
Credit default contracts.    14       --           --           --          14
Other contracts..........    --       --           (3)          --          (3)
                            ---      ---         ----          ---         ---
   Total.................   $14      $74         $ 16          $(6)        $98
                            ===      ===         ====          ===         ===

                                                        2012
                               ------------------------------------------------------
                                                                           Total gain
                                          Realized                           (loss)
                                          capital              Interest    recognized
                                  Net      gains             credited to     in net
                               investment   and    Contract contractholder  income on
                                 income    losses  benefits     funds      derivatives
                               ---------- -------- -------- -------------- -----------
Derivatives in fair value
  accounting hedging
  relationships
  Interest rate contracts.....    $(1)      $--      $--         $ --         $ (1)
                                  ---       ---      ---         ----         ----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts.....     --         2       --           --            2
  Equity and index contracts..     --        --       --           56           56
  Embedded derivative
   financial instruments......     --        20       36          134          190
  Foreign currency contracts..     --        (2)      --           --           (2)
  Credit default contracts....     --        15       --           --           15
  Other contracts.............     --        --       --            3            3
                                  ---       ---      ---         ----         ----
   Subtotal...................     --        35       36          193          264
                                  ---       ---      ---         ----         ----
   Total......................    $(1)      $35      $36         $193         $263
                                  ===       ===      ===         ====         ====

                                                        2011
                               ------------------------------------------------------
                                                                           Total gain
                                          Realized                           (loss)
                                          capital              Interest    recognized
                                  Net      gains             credited to     in net
                               investment   and    Contract contractholder  income on
                                 income    losses  benefits     funds      derivatives
                               ---------- -------- -------- -------------- -----------
Derivatives in fair value
  accounting hedging
  relationships
  Interest rate contracts.....    $(2)     $  (8)    $ --        $ (5)        $ (15)
  Foreign currency and
   interest rate contracts....     --         --       --         (32)          (32)
                                  ---      -----     ----        ----         -----
   Subtotal...................     (2)        (8)      --         (37)          (47)
                                  ---      -----     ----        ----         -----
Derivatives not designated as
  accounting hedging
  instruments
  Interest rate contracts.....     --       (151)      --          --          (151)
  Equity and index contracts..     --         --       --          (2)           (2)
  Embedded derivative
   financial instruments......     --        (45)     (32)        (38)         (115)
  Credit default contracts....     --          2       --          --             2
  Other contracts.............     --         --       --           7             7
                                  ---      -----     ----        ----         -----
   Subtotal...................     --       (194)     (32)        (33)         (259)
                                  ---      -----     ----        ----         -----
   Total......................    $(2)     $(202)    $(32)       $(70)        $(306)
                                  ===      =====     ====        ====         =====

   The following table provides a summary of the changes in fair value of the Company's fair value hedging relationships in the Consolidated Statements of Operations and Comprehensive Income for the years ended December 31.

                                  Gain (loss) on
                                    derivatives     Gain (loss) on hedged risk
 ($ in millions)                ------------------  -------------------------
                                           Foreign
                                          currency
                                              &
 Location of gain or (loss)     Interest  interest
 recognized in net income on      rate      rate    Contractholder
 derivatives                    contracts contracts     funds      Investments
 ---------------------------    --------- --------- -------------- -----------
 2012
 Net investment income.........    $ 3      $ --         $--          $ (3)
                                   ---      ----         ---          ----
    Total......................    $ 3      $ --         $--          $ (3)
                                   ===      ====         ===          ====
 2011
 Interest credited to
   contractholder funds........    $(7)     $(34)        $41          $ --
 Net investment income.........     26        --          --           (26)
 Realized capital gains and
   losses......................     (8)       --          --            --
                                   ---      ----         ---          ----
    Total......................    $11      $(34)        $41          $(26)
                                   ===      ====         ===          ====

   The Company manages its exposure to credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master netting agreements ("MNAs") and obtaining collateral where appropriate. The Company uses MNAs for OTC derivative transactions that permit either party to net payments due for transactions and collateral is either pledged or obtained when certain predetermined exposure limits are exceeded. As of December 31, 2013, counterparties pledged $8 million in cash and securities to the Company, and the Company pledged $23 million in securities to counterparties which includes $14 million of collateral posted under MNAs for contracts containing credit-risk-contingent provisions that are in a liability position and $9 million of collateral posted under MNAs for contracts without credit-risk-contingent liabilities. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. Other derivatives, including futures and certain option contracts, are traded on organized exchanges which require margin deposits and guarantee the execution of trades, thereby mitigating any potential credit risk.

   Counterparty credit exposure represents the Company's potential loss if all of the counterparties concurrently fail to perform under the contractual terms of the contracts and all collateral, if any, becomes worthless. This exposure is measured by the fair value of OTC derivative contracts with a positive fair value at the reporting date reduced by the effect, if any, of legally enforceable master netting agreements.

   The following table summarizes the counterparty credit exposure as of December 31 by counterparty credit rating as it relates to the Company's OTC derivatives.

                                     2013                                  2012
($ in millions)      ------------------------------------- -------------------------------------
                      Number                    Exposure,   Number                    Exposure,
                        of    Notional  Credit    net of      of    Notional  Credit    net of
                     counter-  amount  exposure collateral counter-  amount  exposure collateral
Rating/ (1)/         parties   /(2)/    /(2)/     /(2)/    parties   /(2)/    /(2)/     /(2)/
------------         -------- -------- -------- ---------- -------- -------- -------- ----------
A+..................    1      $   22    $ 1       $ 1         1     $   19    $--       $--
A...................    4       1,523      2        --         3      2,252     12        --
A-..................    1          24      1        --         2        311      1         1
BBB+................    1           3     --        --         1      3,617     11        --
BBB.................    1          76      1        --        --         --     --        --
                        -      ------    ---       ---        --     ------    ---       ---
Total...............    8      $1,648    $ 5       $ 1         7     $6,199    $24       $ 1
                        =      ======    ===       ===        ==     ======    ===       ===

--------
/(1)/Rating is the lower of S&P or Moody's ratings.
/(2)/Only OTC derivatives with a net positive fair value are included for each counterparty.

   Market risk is the risk that the Company will incur losses due to adverse changes in market rates and prices. Market risk exists for all of the derivative financial instruments the Company currently holds, as these instruments may become less valuable due to adverse changes in market conditions. To limit this risk, the Company's senior management has established risk control limits. In addition, changes in fair value of the derivative financial instruments that the Company uses for risk management purposes are generally offset by the change in the fair value or cash flows of the hedged risk component of the related assets, liabilities or forecasted transactions.

   Certain of the Company's derivative instruments contain credit-risk-contingent termination events, cross-default provisions and credit support annex agreements. Credit-risk-contingent termination events allow the counterparties to terminate the derivative on certain dates if ALIC's or Allstate Life Insurance Company of New York's ("ALNY") financial strength credit ratings by Moody's or S&P fall below a certain level or in the event ALIC or ALNY are no longer rated by either Moody's or S&P. Credit-risk-contingent cross-default provisions allow the counterparties to terminate the derivative instruments if the Company defaults by pre-determined threshold amounts on certain debt instruments. Credit-risk-contingent credit support annex agreements specify the amount of collateral the Company must post to counterparties based on ALIC's or ALNY's financial strength credit ratings by Moody's or S&P, or in the event ALIC or ALNY are no longer rated by either Moody's or S&P.

   The following summarizes the fair value of derivative instruments with termination, cross-default or collateral credit-risk-contingent features that are in a liability position as of December 31, as well as the fair value of assets and collateral that are netted against the liability in accordance with provisions within legally enforceable MNAs.

                                                                 2013  2012
    ($ in millions)                                              ----  ----
    Gross liability fair value of contracts containing
      credit-risk-contingent features........................... $ 25  $ 62
    Gross asset fair value of contracts containing
      credit-risk-contingent features and subject to MNAs.......   (9)  (28)
    Collateral posted under MNAs for contracts containing
      credit-risk-contingent features...........................  (14)  (25)
                                                                 ----  ----
    Maximum amount of additional exposure for contracts with
      credit-risk-contingent features if all features were
      triggered concurrently.................................... $  2  $  9
                                                                 ====  ====

Credit derivatives - selling protection

   Free-standing credit default swaps ("CDS") are utilized for selling credit protection against a specified credit event. A credit default swap is a derivative instrument, representing an agreement between two parties to exchange the credit risk of a specified entity (or a group of entities), or an index based on the credit risk of a group of entities (all commonly referred to as the "reference entity" or a portfolio of "reference entities"), in return for a periodic premium. In selling protection, CDS are used to replicate fixed income securities and to complement the cash market when credit exposure to certain issuers is not available or when the derivative alternative is less expensive than the cash market alternative. CDS typically have a five-year term.

   The following table shows the CDS notional amounts by credit rating and fair value of protection sold.

                                                     Notional amount
   ($ in millions)                           ------------------------------
                                                            BB
                                                            and        Fair
                                             AA   A   BBB  lower Total value
                                             --- ---- ---- ----- ----- -----
   December 31, 2013
   Single name
      Investment grade corporate debt /(1)/. $-- $  5 $ --  $--  $  5  $ --
   Baskets
      First-to-default
      Municipal.............................  --  100   --   --   100   (15)
   Index
      Investment grade corporate debt /(1)/.   1   20   55    4    80     2
                                             --- ---- ----  ---  ----  ----
   Total.................................... $ 1 $125 $ 55  $ 4  $185  $(13)
                                             === ==== ====  ===  ====  ====
   December 31, 2012
   Single name
      Investment grade corporate debt /(1)/. $-- $  5 $ --  $--  $  5  $ --
          Municipal.........................  25   --   --   --    25    (3)
                                             --- ---- ----  ---  ----  ----
          Subtotal..........................  25    5   --   --    30    (3)
   Baskets
      First-to-default
      Municipal.............................  --  100   --   --   100   (26)
   Index
      Investment grade corporate debt /(1)/.   1   26   68    5   100    --
                                             --- ---- ----  ---  ----  ----
   Total.................................... $26 $131 $ 68  $ 5  $230  $(29)
                                             === ==== ====  ===  ====  ====
--------
/(1)/Investment grade corporate debt categorization is based on the rating of the underlying name(s) at initial purchase.

   In selling protection with CDS, the Company sells credit protection on an identified single name, a basket of names in a first-to-default ("FTD") structure or a specific tranche of a basket, or credit derivative index ("CDX") that is generally investment grade, and in return receives periodic premiums through expiration or termination of the agreement. With single name CDS, this premium or credit spread generally corresponds to the difference between the yield on the reference entity's public fixed maturity cash instruments and swap rates at the time the agreement is executed. With a FTD basket or a tranche of a basket, because of the additional credit risk inherent in a basket of named reference entities, the premium generally corresponds to a high proportion of the sum of the credit spreads of the names in the basket and the correlation between the names. CDX is utilized to take a position on multiple (generally
125) reference entities. Credit events are typically defined as bankruptcy, failure to pay, or restructuring, depending on the nature of the reference entities. If a credit event occurs, the Company settles with the counterparty, either through physical settlement or cash settlement. In a physical settlement, a reference asset is delivered by the buyer of protection to the Company, in exchange for cash payment at par, whereas in a cash settlement, the Company pays the difference between par and the prescribed value of the reference asset. When a credit event occurs in a single name or FTD basket (for FTD, the first credit event occurring for any one name in the basket), the contract terminates at the time of settlement. When a credit event occurs in a tranche of a basket, there is no immediate impact to the Company until cumulative losses in the basket exceed the contractual subordination. To date, realized losses have not exceeded the subordination. For CDX, the reference entity's name incurring the credit event is removed from the index while the contract continues until expiration. The maximum payout on a CDS is the contract notional amount. A physical settlement may afford the Company with recovery rights as the new owner of the asset.

   The Company monitors risk associated with credit derivatives through individual name credit limits at both a credit derivative and a combined cash instrument/credit derivative level. The ratings of individual names for which protection has been sold are also monitored.

   In addition to the CDS described above, the Company's synthetic collateralized debt obligations contain embedded credit default swaps which sell protection on a basket of reference entities. The synthetic collateralized debt obligations are fully funded; therefore, the Company is not obligated to contribute additional funds when credit events occur related to the reference entities named in the embedded credit default swaps. The Company's maximum amount at risk equals the amount of its aggregate initial investment in the synthetic collateralized debt obligations.

Off-balance sheet financial instruments

   The contractual amounts of off-balance sheet financial instruments as of December 31 are as follows:

                                                                  2013  2012
    ($ in millions)                                              ------ ----
    Commitments to invest in limited partnership interests...... $1,366 $947
    Commitments to extend mortgage loans........................      1   67
    Private placement commitments...............................      5    6
    Other loan commitments......................................     26    7

   In the preceding table, the contractual amounts represent the amount at risk if the contract is fully drawn upon, the counterparty defaults and the value of any underlying security becomes worthless. Unless noted otherwise, the Company does not require collateral or other security to support off-balance-sheet financial instruments with credit risk.

   Commitments to invest in limited partnership interests represent agreements to acquire new or additional participation in certain limited partnership investments. The Company enters into these agreements in the normal course of business. Because the investments in limited partnerships are not actively traded, it is not practical to estimate the fair value of these commitments.

   Commitments to extend mortgage loans are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at a predetermined interest rate. Commitments generally have fixed expiration dates or other termination clauses. The fair value of commitments to extend mortgage loans, which are secured by the underlying properties, is zero as of December 31, 2013, and is valued based on estimates of fees charged by other institutions to make similar commitments to similar borrowers.

   Private placement commitments represent conditional commitments to purchase private placement debt and equity securities at a specified future date. The Company enters into these agreements in the normal course of business. The fair value of these commitments generally cannot be estimated on the date the commitment is made as the terms and conditions of the underlying private placement securities are not yet final.

   Other loan commitments are agreements to lend to a borrower provided there is no violation of any condition established in the contract. The Company enters into these agreements to commit to future loan fundings at predetermined interest rates. Commitments generally have varying expiration dates or other termination clauses. The fair value of these commitments is insignificant.

9. Reserve for Life-Contingent Contract Benefits and Contractholder Funds

   As of December 31, the reserve for life-contingent contract benefits consists of the following:

                                                                 2013    2012
($ in millions)                                                 ------- -------
Immediate fixed annuities:
   Structured settlement annuities............................. $ 6,645 $ 7,274
   Other immediate fixed annuities.............................   2,279   2,382
Traditional life insurance.....................................   2,329   2,899
Accident and health insurance..................................     236   1,448
Other..........................................................     100     114
                                                                ------- -------
       Total reserve for life-contingent contract benefits..... $11,589 $14,117
                                                                ======= =======

   The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits.

               Product                      Mortality             Interest rate            Estimation method
               -------                 -------------------  ------------------------- ----------------------------

Structured settlement annuities        U.S. population      Interest rate assumptions Present value of
                                       with projected       range from 0% to 9.0%     contractually specified
                                       calendar year                                  future benefits
                                       improvements;
                                       mortality rates
                                       adjusted for each
                                       impaired life based
                                       on reduction in
                                       life expectancy

Other immediate fixed annuities        1983 group annuity   Interest rate assumptions Present value of expected
                                       mortality table      range from 0% to 11.5%    future benefits based on
                                       with internal                                  historical experience
                                       modifications; 1983
                                       individual annuity
                                       mortality table;
                                       Annuity 2000
                                       mortality table
                                       with internal
                                       modifications;
                                       Annuity 2000
                                       mortality table;
                                       1983 individual
                                       annuity mortality
                                       table with internal
                                       modifications

Traditional life insurance             Actual company       Interest rate assumptions Net level premium reserve
                                       experience plus      range from 2.5% to 11.3%  method using the
                                       loading                                        Company's withdrawal
                                                                                      experience rates; includes
                                                                                      reserves for unpaid claims

Accident and health insurance          Actual company       Interest rate assumptions Unearned premium;
                                       experience plus      range from 3.0% to 6.0%   additional contract reserves
                                       loading                                        for mortality risk and
                                                                                      unpaid claims

Other:                                 Annuity 2000         Interest rate assumptions Projected benefit ratio
Variable annuity guaranteed minimum    mortality table      range from 4.0% to 5.8%   applied to cumulative
  death benefits/ (1)/                 with internal                                  assessments
                                       modifications

--------
/(1)/In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. (collectively "Prudential").

   To the extent that unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized, a premium deficiency reserve is recorded for certain immediate annuities with life contingencies. A liability of $771 million is included in the reserve for life-contingent contract benefits with respect to this deficiency as of December 31, 2012. The offset to this liability is recorded as a reduction of the unrealized net capital gains included in accumulated other comprehensive income. The liability is zero as of December 31, 2013.

   As of December 31, contractholder funds consist of the following:

                                                                2013    2012
  ($ in millions)                                              ------- -------
  Interest-sensitive life insurance........................... $ 7,104 $10,356
  Investment contracts:
     Fixed annuities..........................................  16,172  25,851
     Funding agreements backing medium-term notes.............      89   1,867
     Other investment contracts...............................     239     560
                                                               ------- -------
         Total contractholder funds........................... $23,604 $38,634
                                                               ======= =======

   The following table highlights the key contract provisions relating to contractholder funds.

       Product                     Interest rate                     Withdrawal/surrender charges
       -------         -------------------------------------  ------------------------------------------

Interest-sensitive     Interest rates credited range from 0%  Either a percentage of account balance
  life insurance       to 10.0% for equity-indexed life       or dollar amount grading off generally
                       (whose returns are indexed to the S&P  over 20 years
                       500) and 1.0% to 6.0% for all other
                       products

Fixed annuities        Interest rates credited range from 0%  Either a declining or a level percentage
                       to 9.8% for immediate annuities;       charge generally over ten years or less.
                       (8.0)% to 13.5% for equity-indexed     Additionally, approximately 25.8% of
                       annuities (whose returns are indexed   fixed annuities are subject to market
                       to the S&P 500); and 0.1% to 6.0% for  value adjustment for discretionary
                       all other products                     withdrawals

Funding agreements     Interest rates credited range from     Not applicable
  backing              1.8% to 5.4%
medium-term notes

Other investment       Interest rates used in establishing    Withdrawal and surrender charges are
  contracts:           reserves range from 1.7% to 10.3%      based on the terms of the related
  Guaranteed                                                  interest-sensitive life insurance or fixed
   minimum income,                                            annuity contract
   accumulation and
   withdrawal
   benefits on
   variable/ (1)/ and
   fixed annuities
   and secondary
   guarantees on
   interest-
   sensitive life
   insurance and
   fixed annuities

--------
/(1)/In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Contractholder funds include funding agreements held by VIEs issuing medium-term notes. The VIEs are Allstate Life Funding, LLC, Allstate Financial Global Funding, LLC and Allstate Life Global Funding, and their primary assets are funding agreements used exclusively to back medium-term note programs.

   Contractholder funds activity for the years ended December 31 is as follows:

                                                               2013      2012     2011
($ in millions)                                              --------  -------  -------
Balance, beginning of year.................................. $ 38,634  $41,669  $46,458
Deposits....................................................    2,338    2,180    1,869
Interest credited...........................................    1,268    1,296    1,592
Benefits....................................................   (1,521)  (1,454)  (1,454)
Surrenders and partial withdrawals..........................   (3,279)  (3,969)  (4,908)
Maturities of and interest payments on institutional
  products..................................................   (1,799)    (138)    (867)
Contract charges............................................   (1,032)    (995)    (962)
Net transfers from separate accounts........................       12       11       12
Fair value hedge adjustments for institutional products.....       --       --      (34)
Other adjustments...........................................      (72)      34      (37)
Classified as held for sale.................................  (10,945)      --       --
                                                             --------  -------  -------
Balance, end of year........................................ $ 23,604  $38,634  $41,669
                                                             ========  =======  =======

   The Company offered various guarantees to variable annuity contractholders. Liabilities for variable contract guarantees related to death benefits are included in the reserve for life-contingent contract benefits and the liabilities related to the income, withdrawal and accumulation benefits are included in contractholder funds. All liabilities for variable contract guarantees are reported on a gross basis on the balance sheet with a corresponding reinsurance recoverable asset for those contracts subject to reinsurance. In 2006, the Company disposed of substantially all of its variable annuity business through reinsurance agreements with Prudential.

   Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death, a specified contract anniversary date, partial withdrawal or annuitization, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The account balances of variable annuities contracts' separate accounts with guarantees included $5.20 billion and $5.23 billion of equity, fixed income and balanced mutual funds and $748 million and $721 million of money market mutual funds as of December 31, 2013 and 2012, respectively.

   The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.

                                                                December 31,
($ in millions)                                              -------------------
                                                               2013      2012
                                                             --------- ---------
In the event of death
   Separate account value................................... $   5,951 $   5,947
   Net amount at risk /(1)/................................. $     636 $   1,044
   Average attained age of contractholders..................  68 years  67 years
At annuitization (includes income benefit guarantees)
   Separate account value................................... $   1,463 $   1,416
   Net amount at risk /(2)/................................. $     252 $     418
   Weighted average waiting period until annuitization
     options available......................................      None      None
For cumulative periodic withdrawals
   Separate account value................................... $     488 $     532
   Net amount at risk /(3)/................................. $       9 $      16
Accumulation at specified dates
   Separate account value................................... $     732 $     811
   Net amount at risk /(4)/................................. $      27 $      50
   Weighted average waiting period until guarantee date.....   5 years   6 years

--------
/(1)/Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date. /(2)/Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.
/(3)/Defined as the estimated current guaranteed minimum withdrawal balance
    (initial deposit) in excess of the current account balance as of the balance sheet date.
/(4)/Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

   The liability for death and income benefit guarantees is equal to a benefit ratio multiplied by the cumulative contract charges earned, plus accrued interest less contract excess guarantee benefit payments. The benefit ratio is calculated as the estimated present value of all expected contract excess guarantee benefits divided by the present value of all expected contract charges. The establishment of reserves for these guarantees requires the projection of future fund values, mortality, persistency and customer benefit utilization rates. These assumptions are periodically reviewed and updated. For guarantees related to death benefits, benefits represent the projected excess guaranteed minimum death benefit payments. For guarantees related to income benefits, benefits represent the present value of the minimum guaranteed annuitization benefits in excess of the projected account balance at the time of annuitization.

   Projected benefits and contract charges used in determining the liability for certain guarantees are developed using models and stochastic scenarios that are also used in the development of estimated expected gross profits. Underlying assumptions for the liability related to income benefits include assumed future annuitization elections based on factors such as the extent of benefit to the potential annuitant, eligibility conditions and the annuitant's attained age. The liability for guarantees is re-evaluated periodically, and adjustments are made to the liability balance through a charge or credit to contract benefits.

   Guarantees related to the majority of withdrawal and accumulation benefits are considered to be derivative financial instruments; therefore, the liability for these benefits is established based on its fair value.

   The following table summarizes the liabilities for guarantees.

 ($ in millions)                      Liability
                                         for
                                      guarantees
                                      related to
                                        death               Liability for
                                       benefits  Liability   guarantees
                                         and        for      related to
                                      interest-  guarantees accumulation
                                      sensitive  related to      and
                                         life      income    withdrawal
                                       products   benefits    benefits    Total
                                      ---------- ---------- ------------- -----
 Balance, December 31, 2012 /(1)/....    $309       $235        $129      $673
    Less reinsurance recoverables....     113        220         125       458
                                         ----       ----        ----      ----
 Net balance as of December 31, 2012.     196         15           4       215
 Incurred guarantee benefits.........      83         (1)          5        87
 Paid guarantee benefits.............      (2)        --          --        (2)
                                         ----       ----        ----      ----
    Net change.......................      81         (1)          5        85
 Net balance as of December 31, 2013.     277         14           9       300
    Plus reinsurance recoverables....     100         99          56       255
                                         ----       ----        ----      ----
 Balance, December 31, 2013 /(2)/....    $377       $113        $ 65      $555
                                         ====       ====        ====      ====
 Balance, December 31, 2011 /(3)/....    $289       $191        $164      $644
    Less reinsurance recoverables....     116        175         162       453
                                         ----       ----        ----      ----
 Net balance as of December 31, 2011.     173         16           2       191
 Incurred guarantee benefits.........      25         (1)          2        26
 Paid guarantee benefits.............      (2)        --          --        (2)
                                         ----       ----        ----      ----
    Net change.......................      23         (1)          2        24
 Net balance as of December 31, 2012.     196         15           4       215
    Plus reinsurance recoverables....     113        220         125       458
                                         ----       ----        ----      ----
 Balance, December 31, 2012 /(1)/....    $309       $235        $129      $673
                                         ====       ====        ====      ====

--------
/(1)/Included in the total liability balance as of December 31, 2012 are reserves for variable annuity death benefits of $112 million, variable annuity income benefits of $221 million, variable annuity accumulation benefits of $86 million, variable annuity withdrawal benefits of $39 million and other guarantees of $215 million.
/(2)/Included in the total liability balance as of December 31, 2013 are reserves for variable annuity death benefits of $98 million, variable annuity income benefits of $99 million, variable annuity accumulation benefits of $43 million, variable annuity withdrawal benefits of $13 million and other guarantees of $302 million.
/(3)/Included in the total liability balance as of December 31, 2011 are reserves for variable annuity death benefits of $116 million, variable annuity income benefits of $175 million, variable annuity accumulation benefits of $105 million, variable annuity withdrawal benefits of $57 million and other guarantees of $191 million.

10. Reinsurance

   The Company reinsures certain of its risks to other insurers primarily under yearly renewable term, coinsurance and modified coinsurance agreements. These agreements result in a passing of the agreed-upon percentage of risk to the reinsurer in exchange for negotiated reinsurance premium payments. Modified coinsurance is similar to coinsurance, except that the cash and investments that support the liability for contract benefits are not transferred to the assuming company and settlements are made on a net basis between the companies.

   For certain term life insurance policies issued prior to October 2009, the Company ceded up to 90% of the mortality risk depending on the year of policy issuance under coinsurance agreements to a pool of fourteen unaffiliated reinsurers. Effective October 2009, mortality risk on term business is ceded under yearly renewable term agreements under which the Company cedes mortality in excess of its retention, which is consistent with how the Company generally reinsures its permanent life insurance business. The following table summarizes those retention limits by period of policy issuance.

                Period                            Retention limits
                ------                  -------------------------------------
 April 2011 through current             Single life: $5 million per life, $3
                                        million age 70 and over, and $10
                                        million for contracts that meet
                                        specific criteria Joint life: $8
                                        million per life, and $10 million for
                                        contracts that meet specific criteria

 July 2007 through March 2011           $5 million per life, $3 million age
                                        70 and over, and $10 million for
                                        contracts that meet specific criteria

 September 1998 through June 2007       $2 million per life, in 2006 the
                                        limit was increased to $5 million for
                                        instances when specific criteria were
                                        met

 August 1998 and prior                  Up to $1 million per life

   In addition, the Company has used reinsurance to effect the acquisition or disposition of certain blocks of business. The Company had reinsurance recoverables of $1.51 billion and $1.69 billion as of December 31, 2013 and 2012, respectively, due from Prudential related to the disposal of substantially all of its variable annuity business that was effected through reinsurance agreements. In 2013, premiums and contract charges of $120 million, contract benefits of $139 million, interest credited to contractholder funds of $22 million, and operating costs and expenses of $23 million were ceded to Prudential. In 2012, premiums and contract charges of $128 million, contract benefits of $91 million, interest credited to contractholder funds of $23 million, and operating costs and expenses of $25 million were ceded to Prudential. In 2011, premiums and contract charges of $152 million, contract benefits of $121 million, interest credited to contractholder funds of $20 million, and operating costs and expenses of $27 million were ceded to Prudential. In addition, as of December 31, 2013 and 2012 the Company had reinsurance recoverables of $156 million and $160 million, respectively, due from subsidiaries of Citigroup (Triton Insurance and American Health and Life Insurance) and Scottish Re (U.S.) Inc. in connection with the disposition of substantially all of the direct response distribution business in 2003.

   As of December 31, 2013, the gross life insurance in force was $540.16 billion of which $195.41 billion was ceded to the unaffiliated reinsurers.

   The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:

                                                         2013    2012    2011
 ($ in millions)                                        ------  ------  ------
 Direct................................................ $2,093  $2,121  $2,229
 Assumed
    Affiliate..........................................    124     115     113
    Non-affiliate......................................     68      40      20
 Ceded-non-affiliate...................................   (618)   (654)   (730)
                                                        ------  ------  ------
        Premiums and contract charges, net of
          reinsurance.................................. $1,667  $1,622  $1,632
                                                        ======  ======  ======

   The effects of reinsurance on contract benefits for the years ended December 31 are as follows:

                                                      2013    2012    2011
   ($ in millions)                                   ------  ------  ------
   Direct........................................... $1,805  $2,051  $2,036
   Assumed
      Affiliate.....................................     82      80      78
      Non-affiliate.................................     50      34      19
   Ceded-non-affiliate..............................   (331)   (644)   (631)
                                                     ------  ------  ------
          Contract benefits, net of reinsurance..... $1,606  $1,521  $1,502
                                                     ======  ======  ======

   The effects of reinsurance on interest credited to contractholder funds for the years ended December 31 are as follows:

                                                      2013    2012    2011
    ($ in millions)                                  ------  ------  ------
    Direct.......................................... $1,240  $1,288  $1,614
    Assumed
       Affiliate....................................      9      10      10
       Non-affiliate................................     29      19      11
    Ceded-non-affiliate.............................    (27)    (28)    (27)
                                                     ------  ------  ------
           Interest credited to contractholder
             funds, net of reinsurance.............. $1,251  $1,289  $1,608
                                                     ======  ======  ======

   Reinsurance recoverables on paid and unpaid benefits as of December 31 are summarized in the following table.

                                               2013   2012
                    ($ in millions)           ------ ------
                    Annuities................ $1,648 $1,831
                    Life insurance...........  1,025  1,606
                    Long-term care insurance.     78  1,049
                    Other....................      3     84
                                              ------ ------
                       Total................. $2,754 $4,570
                                              ====== ======

   As of December 31, 2013 and 2012, approximately 92% and 95%, respectively, of the Company's reinsurance recoverables are due from companies rated A- or better by S&P.

11. Deferred Policy Acquisition and Sales Inducement Costs

   Deferred policy acquisition costs for the years ended December 31 are as follows:

                                                 2013    2012    2011
         ($ in millions)                        ------  ------  ------
         Balance, beginning of year............ $1,834  $2,165  $2,526
         Acquisition costs deferred............    254     262     241
         Amortization charged to income........   (240)   (324)   (430)
         Effect of unrealized gains and losses.    226    (269)   (172)
         Classified as held for sale...........   (743)     --      --
                                                ------  ------  ------
         Balance, end of year.................. $1,331  $1,834  $2,165
                                                ======  ======  ======

   DSI activity, which primarily relates to fixed annuities and interest-sensitive life contracts, for the years ended December 31 was as follows:

                                                   2013  2012  2011
            ($ in millions)                        ----  ----  ----
            Balance, beginning of year............ $ 41  $ 41  $ 86
            Sales inducements deferred............   24    22     7
            Amortization charged to income........   (7)  (14)  (23)
            Effect of unrealized gains and losses.   12    (8)  (29)
            Classified as held for sale...........  (28)   --    --
                                                   ----  ----  ----
            Balance, end of year.................. $ 42  $ 41  $ 41
                                                   ====  ====  ====

12. Guarantees and Contingent Liabilities

Guaranty funds

   Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company's policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile's statutory definition of insolvency and the amount of the loss is reasonably estimable. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2013 and 2012, the liability balance included in other liabilities and accrued expenses was $27 million and $40 million, respectively. The related premium tax offsets included in other assets were $31 million and $32 million as of December 31, 2013 and 2012, respectively.

Guarantees

   The Company owns certain fixed income securities that obligate the Company to exchange credit risk or to forfeit principal due, depending on the nature or occurrence of specified credit events for the reference entities. In the event all such specified credit events were to occur, the Company's maximum amount at risk on these fixed income securities, as measured by the amount of the aggregate initial investment, was $4 million as of December 31, 2013. The obligations associated with these fixed income securities expire at various dates on or before March 11, 2018.

   Related to the disposal through reinsurance of substantially all of the Company's variable annuity business to Prudential in 2006, the Company and the Corporation have agreed to indemnify Prudential for certain pre-closing contingent liabilities (including extra-contractual liabilities of the Company and liabilities specifically excluded from the transaction) that the Company has agreed to retain. In addition, the Company and the Corporation will each indemnify Prudential for certain post-closing liabilities that may arise from the acts of the Company and its agents, including in connection with the Company's provision of transition services. The reinsurance agreements contain no limitations or indemnifications with regard to insurance risk transfer, and transferred all of the future risks and responsibilities for performance on the underlying variable annuity contracts to Prudential, including those related to benefit guarantees. Management does not believe this agreement will have a material effect on results of operations, cash flows or financial position of the Company.

   In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

   The aggregate liability balance related to all guarantees was not material as of December 31, 2013.

Regulation and Compliance

   The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

   The Company is currently being examined by certain states for compliance with unclaimed property laws. It is possible that this examination may result in additional payments of abandoned funds to states and to changes in the Company's practices and procedures for the identification of escheatable funds, which could impact benefit payments and reserves, among other consequences; however, it is not likely to have a material effect on the consolidated financial statements of the Company.

13. Income Taxes

   ALIC and its subsidiaries (the "Allstate Life Group") join with the Corporation (the "Allstate Group") in the filing of a consolidated federal income tax return and are party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Allstate Life Group pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Allstate Life Group in the consolidated federal income tax return. Effectively, this results in the Allstate Life Group's annual income tax provision being computed, with adjustments, as if the Allstate Life Group filed a separate return.

   The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2011 and 2012 federal income tax returns. The IRS has completed its examination of the Allstate Group's 2009 and 2010 federal income tax returns and issued a Revenue Agent's Report on April 15, 2013. The Allstate Group protested certain of the adjustments contained in the report and the case was forwarded to Appeals on June 13, 2013. The IRS has also completed its examinations of the Allstate Group's federal income tax returns for the years 2005-2008 and a final settlement for those years has been approved by the Joint Committee on Taxation. The Allstate Group's tax years prior to 2005 have been examined by the IRS and the statute of limitations has expired on those years. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

   The Company had no liability for unrecognized tax benefits as of December 31, 2013, 2012 or 2011, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

   The components of the deferred income tax assets and liabilities as of December 31 are as follows:

                                                             2013     2012
    ($ in millions)                                        -------  -------
    Deferred assets
    Sale of subsidiary.................................... $   196  $    27
    Difference in tax bases of investments................      44       53
    Other assets..........................................       6        1
                                                           -------  -------
       Total deferred assets..............................     246       81
    Deferred liabilities
    Unrealized net capital gains..........................    (501)    (883)
    DAC...................................................    (470)    (444)
    Life and annuity reserves.............................    (273)    (193)
    Other liabilities.....................................     (94)     (85)
                                                           -------  -------
       Total deferred liabilities.........................  (1,338)  (1,605)
           Net deferred liability before
             classification as held for sale..............  (1,092)  (1,524)
           Deferred taxes classified as held for sale.....    (151)      --
                                                           -------  -------
           Net deferred liability......................... $  (941) $(1,524)
                                                           =======  =======

   Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized.

   The components of income tax expense for the years ended December 31 are as follows:

                                             2013  2012  2011
                   ($ in millions)           ----  ----  ----
                   Current.................. $ 71  $(82) $ 29
                   Deferred.................  (52)  261   196
                                             ----  ----  ----
                   Total income tax expense. $ 19  $179  $225
                                             ====  ====  ====

   The Company received refunds of $11 million and $58 million in 2013 and 2012, respectively, and paid income taxes of $72 million in 2011. The Company had current income tax payable of $5 million as of December 31, 2013 and current income tax receivable of $77 million as of December 31, 2012.

   A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:

                                                          2013    2012   2011
                                                        ------   -----  -----
 Statutory federal income tax rate - (benefit) expense.  (35.0)% 35.0 % 35.0 %
 Tax credits........................................... (181.8)   (3.8)  (1.4)
 Dividends received deduction..........................  (46.1)   (1.4)  (1.2)
 Adjustments to prior year tax liabilities.............  (14.1)   (0.3)  (0.2)
 Sale of subsidiary....................................  351.3      --     --
 State income taxes....................................   15.3      --    0.3
 Non-deductible expenses...............................    6.8     0.1     --
 Other.................................................    0.1      --     --
                                                        ------   -----  -----
    Effective income tax rate - expense................  96.5 %  29.6 % 32.5 %
                                                        ======   =====  =====

14. Capital Structure

Debt outstanding

   All of the Company's outstanding debt as of December 31, 2013 and 2012 relates to intercompany obligations. These obligations reflect notes due to related parties and are discussed in Note 5. The Company paid $27 million, $48 million and $97 million of interest on debt in 2013, 2012 and 2011, respectively.

15. Statutory Financial Information and Dividend Limitations

   ALIC and its insurance subsidiaries prepare their statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the insurance department of the applicable state of domicile. Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

   All states require domiciled insurance companies to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the applicable insurance commissioner and/or director. Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

   Statutory net income (loss) of ALIC and its insurance subsidiaries was $447 million, $382 million and $(83) million in 2013, 2012 and 2011, respectively. Statutory capital and surplus was $2.88 billion and $3.38 billion as of December 31, 2013 and 2012, respectively.

Dividend Limitations

   The ability of ALIC to pay dividends is dependent on business conditions, income, cash requirements and other relevant factors. The payment of shareholder dividends by ALIC to AIC without the prior approval of the Illinois Department of Insurance ("IL DOI") is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. Based on the formula and absent the limitation discussed as follows, the maximum amount of dividends ALIC would be able to pay without prior IL DOI approval at a given point in time during 2014 is $258 million. However, any dividend must be paid out of unassigned surplus excluding unrealized appreciation from investments, which for ALIC totaled a deficit position of $504 million as of December 31, 2013. Therefore, ALIC is not able to pay dividends without prior IL DOI approval as of December 31, 2013. ALIC will be able to pay dividends without prior IL DOI approval when its unassigned surplus excluding unrealized appreciation from investments becomes positive.

   Under state insurance laws, insurance companies are required to maintain paid up capital of not less than the minimum capital requirement applicable to the types of insurance they are authorized to write. Insurance companies are also subject to risk-based capital ("RBC") requirements adopted by state insurance regulators. A company's

"authorized control level RBC" is calculated using various factors applied to certain financial balances and activity. Companies that do not maintain statutory capital and surplus at a level in excess of the company action level RBC, which is two times authorized control level RBC, are required to take specified actions. Company action level RBC is significantly in excess of the minimum capital requirements. Total statutory capital and surplus and authorized control level RBC of ALIC were $2.88 billion and $554 million, respectively, as of December 31, 2013. ALIC's insurance subsidiaries are included as a component of ALIC's total statutory capital and surplus.

Intercompany transactions

   Notification and approval of intercompany lending activities is also required by the IL DOI when ALIC does not have unassigned surplus and for transactions that exceed a level that is based on a formula using statutory admitted assets and statutory surplus.

16. Benefit Plans

Pension and other postretirement plans

   Defined benefit pension plans, sponsored by the Corporation, cover most full-time employees, certain part-time employees and employee-agents. Benefits under the pension plans are based upon the employee's length of service and eligible annual compensation. The cost allocated to the Company for the pension plans was $51 million, $36 million and $22 million in 2013, 2012 and 2011, respectively.

   The Corporation has reserved the right to modify or terminate its benefit plans at any time and for any reason.

Allstate 401(k) Savings Plan

   Employees of AIC are eligible to become members of the Allstate 401(k) Savings Plan ("Allstate Plan"). The Corporation's contributions are based on the Corporation's matching obligation and certain performance measures. The cost allocated to the Company for the Allstate Plan was $6 million, $6 million and $5 million in 2013, 2012 and 2011, respectively.

17. Other Comprehensive Income

   The components of other comprehensive (loss) income on a pre-tax and after-tax basis for the years ended December 31 are as follows:

                               2013                  2012                  2011
($ in millions)        --------------------  --------------------  --------------------
                         Pre-         After-  Pre-          After-  Pre-          After-
                         tax     Tax   tax    tax     Tax    tax    tax     Tax    tax
                       -------  ----  ------ ------  -----  ------ ------  -----  ------
Unrealized net
  holding gains
  and losses
  arising during
  the period, net
  of related offsets.. $(1,047) $367  $(680) $1,180  $(414)  $766  $1,001  $(350)  $651
Less:
  reclassification
  adjustment of
  realized capital
  gains and losses....      42   (15)    27     (84)    29    (55)    579   (203)   376
                       -------  ----  -----  ------  -----   ----  ------  -----   ----
Unrealized net
  capital gains and
  losses..............  (1,089)  382   (707)  1,264   (443)   821     422   (147)   275
Unrealized foreign
  currency translation
  adjustments.........       3    (1)     2      --     --     --      (2)     1     (1)
                       -------  ----  -----  ------  -----   ----  ------  -----   ----
Other comprehensive
  (loss) income....... $(1,086) $381  $(705) $1,264  $(443)  $821  $  420  $(146)  $274
                       =======  ====  =====  ======  =====   ====  ======  =====   ====

18. Quarterly Results (unaudited)

                   First Quarter Second Quarter Third Quarter Fourth Quarter
($ in millions)    ------------- -------------  ------------  -------------
                    2013   2012   2013    2012   2013    2012  2013    2012
                   ------ ------ ------  ------ ------   ---- ------  ------
Revenues.......... $1,049 $1,052 $1,087  $1,065 $1,016   $970 $1,076  $1,116
Net income (loss).    109     83    150      98   (394)   103     97     142

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Allstate Life Insurance Company
Northbrook, Illinois 60062

We have audited the accompanying Consolidated Statements of Financial Position of Allstate Life Insurance Company and subsidiaries (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2013 and 2012, and the related Consolidated Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2013. Our audits also included the consolidated financial statement schedules listed in the Index at Item 15. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Allstate Life Insurance Company and subsidiaries as of December 31, 2013 and 2012, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2013, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such consolidated financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 5, 2014

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      SCHEDULE I - SUMMARY OF INVESTMENTS
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2013

                                                                 Amount at
                                               Cost/            which shown
                                             amortized  Fair      in the
                                               cost     value  Balance Sheet
($ in millions)                              --------- ------- -------------
Type of investment
Fixed maturities:
   Bonds:...................................
       United States government,
         government agencies and
         authorities........................  $   678  $   766    $   766
       States, municipalities and
         political subdivisions.............    3,135    3,304      3,304
       Foreign governments..................      715      792        792
       Public utilities.....................    4,810    5,143      5,143
       Convertibles and bonds with
         warrants attached..................      139      106        106
       All other corporate bonds............   15,448   16,067     16,067
   Asset-backed securities..................    1,011    1,007      1,007
   Residential mortgage-backed
     securities.............................      752      790        790
   Commercial mortgage-backed securities....      724      764        764
   Redeemable preferred stocks..............       15       17         17
                                              -------  -------    -------
       Total fixed maturities...............   27,427  $28,756     28,756
                                                       =======
Equity securities:
   Common stocks:...........................
       Public utilities.....................       34  $    34         34
       Banks, trusts and insurance
         companies..........................       19       20         20
       Industrial, miscellaneous and
         all other..........................      511      595        595
   Nonredeemable preferred stocks...........        1        1          1
                                              -------  -------    -------
       Total equity securities..............      565  $   650        650
                                                       =======
Mortgage loans on real estate...............    4,173  $ 4,300      4,173
                                                       =======
Real estate (includes $19 acquired in
  satisfaction of debt).....................       46                  46
Policy loans................................      623                 623
Derivative instruments......................      265  $   266        266
                                                       =======
Limited partnership interests...............    2,064               2,064
Other long-term investments.................      776                 776
Short-term investments......................      590  $   590        590
                                              -------  -------    -------
       Total investments....................  $36,529             $37,944
                                              =======             =======

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           SCHEDULE IV - REINSURANCE

                                        Ceded to                      Percentage
                                          other    Assumed            of amount
                                Gross   companies from other   Net     assumed
                                amount    /(1)/   companies   amount    to net
($ in millions)                -------- --------- ---------- -------- ----------
Year ended December 31, 2013
Life insurance in force....... $512,105 $195,414   $28,060   $344,751     8.1%
                               ======== ========   =======   ========
Premiums and contract charges:
   Life insurance............. $  1,969 $    532   $   125   $  1,562     8.0%
   Accident and health
     insurance................      124       86        67        105    63.8%
                               -------- --------   -------   --------
Total premiums and contract
  charges..................... $  2,093 $    618   $   192   $  1,667    11.5%
                               ======== ========   =======   ========
Year ended December 31, 2012
Life insurance in force....... $505,436 $208,967   $28,211   $324,680     8.7%
                               ======== ========   =======   ========
Premiums and contract charges:
   Life insurance............. $  1,978 $    550   $    95   $  1,523     6.2%
   Accident and health
     insurance................      143      104        60         99    60.6%
                               -------- --------   -------   --------
Total premiums and contract
  charges..................... $  2,121 $    654   $   155   $  1,622     9.6%
                               ======== ========   =======   ========
Year ended December 31, 2011
Life insurance in force....... $504,176 $221,372   $22,108   $304,912     7.3%
                               ======== ========   =======   ========
Premiums and contract charges:
   Life insurance............. $  2,072 $    610   $    72   $  1,534     4.7%
   Accident and health
     insurance................      157      120        61         98    62.2%
                               -------- --------   -------   --------
Total premiums and contract
  charges..................... $  2,229 $    730   $   133   $  1,632     8.1%
                               ======== ========   =======   ========

--------
/(1)/No reinsurance or coinsurance income was netted against premium ceded in 2013, 2012 or 2011.

               ALLSTATE LIFE INSURANCE COMPANY AND SUBSIDIARIES
           SCHEDULE V - VALUATION ALLOWANCES AND QUALIFYING ACCOUNTS

                                             Additions
($ in millions)                          ------------------
                                Balance  Charged                       Balance
                                 as of   to costs                       as of
                               beginning   and      Other              end of
Description                    of period expenses additions Deductions period
-----------                    --------- -------- --------- ---------- -------
Year ended December 31, 2013
Allowance for estimated
  losses on mortgage loans....    $42      $(11)     $--       $10       $21
Year ended December 31, 2012
Allowance for estimated
  losses on mortgage loans....    $63      $ (5)     $--       $16       $42
Year ended December 31, 2011
Allowance for estimated
  losses on mortgage loans....    $84      $ 33      $--       $54       $63

                                    PART C
                               OTHER INFORMATION

24A. FINANCIAL STATEMENTS

The consolidated financial statements of Allstate Life Insurance Company ("Allstate" or "Depositor") and the financial statements of Allstate Financial Advisors Separate Account I, which are comprised of the financial statements of the underlying sub-account, ("Variable Account") are filed herewith in Part B of this Registration Statement.

24B. EXHIBITS

The following exhibits, correspond to those required by paragraph (b) of item 24 as to exhibits in Form N-4:

(1) Resolution of the Board of Directors of Allstate Life Insurance Company authorizing establishment of the Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Registrant's Form N-4 Initial Registration Statement (File No. 333-77605) dated May 3, 1999.)

(2)     Not Applicable

(3)(a) Underwriting Agreement between Allstate Life Insurance Company and Allstate Distributors, L.L.C. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Depositor's Form N-4 Initial Registration Statement (File No. 333-31288) dated April 27, 2000.)

(3)(b) Form of General Agency Agreement between Northbrook Life Insurance Company and Dean Witter Reynolds Inc. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-4 Registration Statement of Northbrook Life Insurance Company (File No. 033-35412) dated December 31, 1996.)

(3)(c) Underwriting Agreement among Northbrook Life Insurance Company, Northbrook Variable Annuity Account and Dean Witter Reynolds Inc. (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-4 Registration Statement of Northbrook Life Insurance Company (File No. 033-35412) dated December 31, 1996.)

(4)(a) Form of Allstate Advisor Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(b) Form of Allstate Advisor Contract--non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(c) Form of Allstate Advisor Plus Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(d) Form of Allstate Advisor Plus Contract -non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(e) Form of Allstate Advisor Preferred Contract (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(f) Form of Allstate Advisor Preferred Contract--non-MVA version (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(g) Form of Withdrawal Charge Option Rider 1 (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(h) Form of Withdrawal Charge Option Rider 2 (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(i) Form of Enhanced Beneficiary Protection Rider A--Annual Increase (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(j)  Form of Enhanced Beneficiary Protection Rider A--Annual Increase
        (Plus)(Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(k) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(l) Form of Enhanced Beneficiary Protection Rider B--Maximum Anniversary Value (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(m) Form of Earnings Protection Death Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(n)  Form of Retirement Income Guarantee Rider 1 (Advisor,
        Preferred)(Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(o) Form of Retirement Income Guarantee Rider 1 (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(p) Form of Retirement Income Guarantee Rider 2 (Advisor, Preferred) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(q) Form of Retirement Income Guarantee Rider 2 (Plus) (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(r) Form of Income Protection Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(s) Form of Spousal Protection Benefit Rider (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(t) Form of Amendatory Endorsement for Charitable Remainder Trust (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(u) Form of Amendatory Endorsement for Grantor Trust (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(v) Form of Amendatory Endorsement for Waiver of Charges (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(4)(w) Form of Amendatory Endorsement for Employees (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File
        No. 333-102934) dated February 3, 2003.)

(4)(x)  Form of TrueReturn Accumulation Benefit Rider (for all
        Contracts)(Previously filed in Post-Effective Amendment No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated
        December 19, 2003.)

(4)(y) Form of SureIncome Benefit Rider (Previously filed in Post-Effective Amendment No.5 of this Form N-4 Registration Statement (File
        No. 333-102934) dated December 29, 2004.)

(4)(z) Form of Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(4)(aa) Form of Custodial Spousal Protection Benefit Rider (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(4)(ab) Form of SureIncome Plus Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(4)(ac) Form of SureIncome for Life Withdrawal Benefit Rider (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(5)(a) Form of Allstate Advisor Application for a Contract (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated April 17, 2003.)

(5)(b) Form of Morgan Stanley Variable Annuity Application for a Contract (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated April 17, 2003.)

5(c) Form of Application for Allstate Advisor Contract (STI Channel) (Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated June 30, 2003.)

5(d) Form of Application for Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)

5(e) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)

(5)(f) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-102934) dated September 14,
        2004).

(5)(g) Form of Applications for Allstate Advisor Variable Annuity Contracts (STI Channel) and Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(5)(h) Form of Application (with TrueBalance) for Morgan Stanley Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-102934) dated April 25, 2005).

(5)(i) Form of Application for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-102934) dated April 25, 2005).

(5)(j) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Variable Annuity Contracts (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(5)(k) Form of Application (with SureIncome Plus and SureIncome for Life Withdrawal Benefit Riders) for Allstate Advisor Variable Annuity Contracts (STI Channel) (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(5)(l)  Form of Application for Allstate Advisor Variable Annuity Contracts
        (STI Channel) (Previously filed in Post-Effective Amendment No. 8 to this Registration Statement (File No. 333-102934) dated April 19, 2007.)

(6)(a) Articles of Incorporation of Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 9 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated April 20, 2001.)

(6)(b) Amended and Restated By-laws of Allstate Life Insurance Company (Incorporated herein by reference to Depositor's Form 8-K (File No.0-31248) dated March 20, 2007.)

(7) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The Prudential Insurance Company of America dated June 1, 2006. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-141909) dated June 20, 2007.

(8)(a) Form of Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Allstate Life Insurance Company, and Allstate Financial Advisors Separate Account I (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001).

(8)(b) Form of Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Allstate Life Insurance Company and Allstate Distributors, LLC (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(c) Form of Participation Agreement among LSA Variable Series Trust, LSA Asset Management LLC and Allstate Life Insurance Company ("LSA Participation Agreement") (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(d) Form of Amendment No. 1 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated
        September 23, 2002.)

(8)(e) Form of Amendment No. 2 to LSA Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated
        September 23, 2002.)

(8)(f) Form of Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement (File No. 333-72017) dated September 23, 2002.)

(8)(g) Form of Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management Inc. and Allstate Life Insurance Company ("Van Kampen LIT Participation Agreement") (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(h) Form of Amendment No. 1 to the Van Kampen LIT Participation Agreement (Previously filed in Pre-Effective No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated April 17, 2003.)

(8)(i) Form of Amendment No. 2 to the Van Kampen LIT Participation Agreement (Incorporated herein by reference to Post-Effective Amendment No. 14 to Depositor's Form N-4 Registration Statement(File No. 333-72017) dated September 23, 2002.)

(8)(j) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Form N-4 Registration Statement (File No. 333-64254) dated September 7, 2001.)

(8)(k) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc. and Allstate Life Insurance Company (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(8)(l) Form of Participation Agreement among Northbrook Life Insurance Company, Allstate Life Insurance Company of New York, Glenbrook Life and Annuity Company, Dean Witter Variable Investment Series, and Dean Witter Distributors Inc. (Morgan Stanley Variable Investment Series) (Incorporated herein by reference to Post-Effective Amendment No. 21 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (File No. 033-35412) dated April 30, 1996.)

(8)(m) Form of Participation Agreement among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., Northbrook Life Insurance Company, and Dean Witter Reynolds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (File No. 333-93871) dated January 28, 2000.)

(8)(n) Form of Participation Agreement among Northbrook Life Insurance Company, Dean Witter Reynolds, Inc., Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement of Northbrook Variable Annuity Account II (File
        No. 333-93871) dated January 28, 2000.)

(8)(o) Form of Participation Agreement among STI Classic Variable Trust, SEI Investments Distribution Co. and Allstate Life Insurance
        Company(Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated June 30, 2003.)

(8)(p) Form of Participation Agreement among Lord Abbett Series Fund, Inc., Lord Abbett Distributors LLC and Allstate Life Insurance Company and Allstate Life Insurance Company of New York (Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-102934) dated September 14, 2004.)

(8)(q) Form of Participation Agreement among Goldman Sachs Variable Insurance Trust; Goldman Sachs & Co. and Glenbrook Life and Annuity Company (Incorporated herein by reference to Post-Effective Amendment No. 4 of Form N-4 Registration Statement (File No. 333-00999) dated
        September 30, 1998).

(8)(r) Form of Participation Agreement among Allstate Life Insurance Company; Variable Insurance Products Fund II and Fidelity Distributors Corporation (Incorporated herein by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (file No. 333-77605) dated July 8, 1999).

(8)(s) Form of Participation Agreement among PIMCO Variable Insurance Trust, PIMCO Funds Distributors LLC and Allstate Life Insurance Company, and Allstate Financial Advisors Separate Account I (incorporated herein by reference to Pre-Effective Amendment No. 1 of Form N-4 Registration Statement (file No. 333-64254) dated September 7, 2001).

(9)(a) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in the Initial Filing of this Form N-4 Registration Statement (File No. 333-102934) dated February 3, 2003.)

(9)(b) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered filed (Previously filed in Post-Effective Amendment No. 1 of this Form N-4 Registration Statement (File No. 333-102934) dated June 30, 2003.)

(9)(c) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 2 of this Form N-4 Registration Statement (File No. 333-102934) dated December 19, 2003.)

(9)(d) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered. (Previously filed in Post-Effective Amendment No. 3 of this Form N-4 Registration Statement (File No. 333-102934) dated April 16, 2004.)

(9)(e) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 4 of this Form N-4 Registration Statement (File No. 333-102934) dated September 14, 2004).

(9)(f) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post Effective Amendment No. 5 of this Form N-4 Registration Statement (File No. 333-102934) dated December 29, 2004.)

(9)(g) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 6 to this Form N-4 Registration Statement (File No. 333-102934) dated April 25, 2005).

(9)(h) Opinion and Consent of Michael J. Velotta, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered (Previously filed in Post-Effective Amendment No. 7 to this Registration Statement (File No. 333-102934) dated April 18, 2006.)

(9)(i) Opinion and Consent of Susan L. Lees, Director, Senior Vice President, Secretary and General Counsel of Allstate Life Insurance Company regarding the legality of the securities being registered. (Incorporated herein by reference to Post-Effective Amendment No. 11 to Form N-4 for Allstate Financial Advisors Separate Account I (File Nos. 333-102934 and 811-09327) filed on April 24, 2009.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)    Not applicable

(12)    Not applicable

(99) Powers of Attorney for Michael S. Downing, Harry R. Miller, Don Civgin, Angela K. Fontana, Judith P. Greffin, Wilford J. Kavanaugh, Jesse E. Merten, Samuel J. Pilch, John C. Pintozzi, Steven E. Shebik, Thomas J. Wilson, and Matthew E. Winter. Filed herewith.

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address     Positions and Offices with Depositor
-----------------------------------     --------------------------------------
Michael S. Downing                      Director and Senior Vice President

Don Civgin                              Director, President and Chief
                                        Executive Officer

Judith P. Greffin                       Director, Executive Vice President and
                                        Chief Investment Officer

Angela K. Fontana                       Director, Vice President, General
                                        Counsel and Secretary

Jesse E. Merten                         Director, Senior Vice President and
                                        Chief Financial Officer

Samuel H. Pilch                         Director, Senior Group Vice President
                                        and Controller

John C. Pintozzi                        Director

Steven E. Shebik                        Director

Thomas J. Wilson                        Director and Chairman of the Board

Matthew E. Winter                       Director

Wilford J. Kavanaugh                    Director and Senior Vice President

P. Kelly Noll                           Senior Vice President and Chief
                                        Privacy Officer

D. Scott Harper                         Senior Vice President and Assistant
                                        Treasurer

Harry R. Miller                         Senior Vice President and Chief Risk
                                        Officer

Jeffrey J. McRae                        Senior Vice President and Assistant
                                        Treasurer

Mario Rizzo                             Senior Vice President and Treasurer

Mary J. McGinn                          Senior Vice President and Assistant
                                        Secretary

Tracy M. Kirchoff                       Chief Compliance Officer

Errol Cramer                            Vice President and Appointed Actuary

Randal DeCoursey                        Vice President

Sarah R. Donahue                        Vice President

Michael S. Downing                      Vice President

Lisa J. Flanary                         Vice President

Maribel V. Gerstner                     Vice President

Atif J. Ijaz                            Vice President

Mario Imbarrato                         Vice President

Steven M. Miller                        Vice President

P. John Rugel                           Vice President

Elliot A. Stultz                        Assistant Secretary

Jennifer M. Hager                       Assistant Secretary

Lisette S. Willemsen                    Assistant Secretary

The principal business address of the officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Information in response to this item is incorporated by reference to the Form 10-K Annual Report of The Allstate Corporation filed February 20, 2014 (File #001-11840).

27. NUMBER OF CONTRACT OWNERS

   (a). Allstate Variable Annuity Contract: As of February 28, 2014, there were 1,899 Qualified contract owners and 2,345 Non-Qualified contract owners.

   (b). Allstate Variable Annuity-L Share Contract: As of February 28, 2014, there were 1,206 Qualified contract owners and 1,263 Non-Qualified contract owners.

28. INDEMNIFICATION

The by-laws of Allstate provide for the indemnification of its Directors, Officers and Controlling Persons, against expenses, judgments, fines and amounts paid in settlement as incurred by such person, if such person acted properly. No indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company, unless a court determines such person is entitled to such indemnity.

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Northbrook Life Insurance Company (Northbrook Life Insurance Company has since merged into Allstate) agrees to indemnify Morgan Stanley DW Inc. as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Allstate Life Insurance Company. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29A. RELATIONSHIP OF PRINCIPAL UNDERWRITER TO OTHER INVESTMENT COMPANIES

Allstate Distributors, L.L.C. ("Allstate Distributors"), principal underwriter for the Allstate Advisor Variable Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

   Allstate Financial Advisors Separate Account I
   Allstate Life of New York Separate Account A

Morgan Stanley & Co. LLC (formerly, Morgan Stanley & Co. Incorporated), principal underwriter for the Morgan Stanley Advisor Variable Annuity Contracts, serves as principal underwriter to the following affiliated investment companies:

   Allstate Financial Advisors Separate Account I
   Allstate Life of New York Separate Account A
   Allstate Life Variable Life Separate Account A

See disclosure related to Morgan Stanley & Co. below.

29B. PRINCIPAL UNDERWRITER

The directors and officers of Allstate Distributors, LLC, the principal underwriter for the Allstate Advisor Variable Annuity Contracts are as follows:

Name and Principal Business Address*
of Each Such Person                   Positions and Offices with Underwriter
------------------------------------  ----------------------------------------------------------------

Wilford J. Kavanaugh                  Manager and Chairman of the Board

Lisa J. Flanary                       Manager and President

Angela K. Fontana                     Manager and Assistant Secretary

P. Kelly Noll                         Senior Vice President and Chief Privacy Officer

Marian Goll                           Vice President and Treasurer

Sarah R. Donahue                      Vice President

Maribel V. Gerstner                   Manager and Vice President

D. Scott Harper                       Senior Vice President and Assistant Treasurer

Jeffrey J. McRae                      Senior Vice President and Assistant Treasurer

Allen R. Reed                         Vice President, General Counsel and Secretary

Mario Rizzo                           Senior Vice President and Assistant Treasurer

Dana Goldstein                        Chief Compliance Officer

Mary J. McGinn                        Assistant Secretary

* The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

The directors and officers of Morgan Stanley Co. LLC, the principal underwriter for the Contracts marketed as "Morgan Stanley Variable Annuity Contracts" are as follows:

 Name                                  Title
 ----                                  ---------------------------------------
 Colm Kelleher                         Director, Chairman, President, & Chief
                                       Executive Officer
 Mohit Assomull                        Director
 Thomas Wipf                           Director
 Helen Meates                          Director
 Sergio Lupetin                        Chief Financial Officer
 Kenneth Abbott                        Chief Risk Officer
 Graeme McEvoy                         Chief Operations Officer
 John H. Faulkner                      General Counsel
 Daniel Park                           Treasurer
 Rose-Ann Richter                      Chief Compliance Officer

The principal business address of each of the above-named individuals is as follows:

(1) 1585 Broadway, New York, NY 10036

29C. COMPENSATION OF PRINCIPAL UNDERWRITER

(1)                                  (2)              (3)           (4)         (5)
                               Net Underwriting
                                Discounts and   Compensation on  Brokerage
Name of Principal Underwriter    Commissions      Redemption    Commissions Compensation
-----------------------------  ---------------- --------------- ----------- ------------
  Allstate Distributors.......       N/A              N/A       $0              N/A
  Morgan Stanley & Co. LLC....       N/A              N/A       $9,530,700      N/A

THE CONTRACT

The Contracts are no longer sold to new customers, however, existing customers can continue to hold the Contracts and make additional purchase payments. The Contracts were distributed exclusively by Morgan Stanley & Co. LLC ("MS&Co") and its affiliates to its clients. MS&Co also serves as the principal underwriter of the Contracts. MS&Co is a member of the New York Stock Exchange and the Financial Industry Regulatory Authority, and is located at 1585 Broadway, New York, New York 10036.

MS&Co does not receive compensation for its role as principal underwriter. However, we pay commissions to MS&Co on purchase payments made to the Contracts, up to a maximum sales commission of 6.0% of purchase payments and a sales administration expense charge of up to 0.75%. In addition, we pay ongoing annual compensation of up to 1.4% of Contract Value. To compensate MS&Co for the costs of distribution, insurance licensing, due diligence and other home office services, we pay MS&Co an additional percentage of purchase payments not exceeding 0.80% and a percentage of Contract Value not exceeding 0.20%. Commissions and annual compensation, when combined, could exceed 8.5% of total premium payments. Individual representatives receive a portion of compensation paid to MS&Co in accordance with MS&Co's practices. We also make additional payments to MS&Co for promotional marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts. In addition, MS&Co may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

Effective June 1, 2009, Morgan Stanley and Citigroup Inc. ("Citi") established a new broker dealer, Morgan Stanley Smith Barney LLC ("MSSB"), as part of a joint venture that included the Global Wealth Management Group within MS&Co. In furtherance of this joint venture, effective June 1, 2009, Morgan Stanley Smith Barney LLC was added as an additional party to the General Agency/Selling Agreement related to sales of the Contracts through the Morgan Stanley channel of MSSB. Compensation amounts previously paid to MS&Co are now paid to MSSB.

30. LOCATION OF ACCOUNTS AND RECORDS

Allstate is located at 3100 Sanders Road, Northbrook, Illinois 60062. Allstate Distributors is located at 3100 Sanders Road, Northbrook, Illinois 60062. Morgan Stanley & Co. Incorporated, is located at 1585 Broadway, New York, New York 10036. Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

31. MANAGEMENT SERVICES

None.

32. UNDERTAKINGS

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted. Registrant furthermore agrees to include either as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a toll-free number included in the prospectus that the applicant can use to request for a Statement of Additional Information. Finally, Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

33. REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

Allstate represents that it is relying upon the letter, dated November 28, 1988, from the Commission staff to the American Council of Life Insurance and that it intends to comply with the provisions of paragraphs 1-4 of that letter.

34. REPRESENTATION REGARDING CONTRACT EXPENSES

Allstate represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Allstate under the Contracts. Allstate bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Allstate to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically scribed in the prospectus contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus, or otherwise.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Allstate Financial Advisors Separate Account I, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 14th day of April, 2014.



                                         ALLSTATE FINANCIAL ADVISORS
                                             SEPARATE ACCOUNT I
                                                (REGISTRANT)

                         By:           ALLSTATE LIFE INSURANCE COMPANY

                         By:                /s/ Angela K. Fontana
                              --------------------------------------------------
                                              Angela K. Fontana
                                     Vice President, General Counsel and
                                                  Secretary

                         By:           ALLSTATE LIFE INSURANCE COMPANY
                                                 (DEPOSITOR)

                                            /s/ Angela K. Fontana
                              --------------------------------------------------
                                              Angela K. Fontana
                                Vice President, General Counsel and Secretary

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Allstate Life Insurance Company on the 14th day of April, 2014.


*/DON CIVGIN            Director, President and Chief Executive Officer
----------------------- (Principal Executive Officer)
Don Civgin

*/THOMAS J. WILSON      Director and Chairman of the Board
-----------------------
Thomas J. Wilson

*/MICHAEL S. DOWNING    Director and Senior Vice President
-----------------------
Michael S. Downing

/s/ ANGELA K. FONTANA   Director, Vice President, General Counsel and
----------------------- Secretary
Angela K. Fontana

*/JUDITH P. GREFFIN     Director, Executive Vice President and Chief
----------------------- Investment Officer
Judith P. Greffin

*/WILFORD J. KAVANAUGH  Director and Senior Vice President
-----------------------
Wilford J. Kavanaugh

*/JESSE E. MERTEN       Director, Senior Vice President and Chief Financial
----------------------- Officer (Principal Financial Officer)
Jesse E. Merten

*/HARRY R. MILLER       Director, Senior Vice President and Chief Risk Officer
-----------------------
Harry R. Miller

*/SAMUEL H. PILCH       Director, Senior Group Vice President and Controller
----------------------- (Principal Accounting Officer)
Samuel H. Pilch

*/JOHN C. PINTOZZI      Director
-----------------------
John C. Pintozzi

*/STEVEN E. SHEBIK      Director
-----------------------
Steven E. Shebik

*/MATTHEW E. WINTER     Director
-----------------------
Matthew E. Winter

*/ By: Angela K. Fontana, pursuant to Power of Attorney, filed herewith.

                                 Exhibit Index

Exhibit No. Exhibit
----------- -------
    10      Consent of Independent Registered Public Accounting Firm.

   (99) Powers of Attorney for Michael S. Downing, Harry R. Miller, Don Civgin, Angela K. Fontana, Judith P. Greffin, Wilford J. Kavanaugh, Jesse E. Merten, Samuel J. Pilch, John C. Pintozzi, Steven E. Shebik, Thomas J. Wilson, and Matthew E. Winter.